UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

Information Classification: Limited Access

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
•	iShares TIPS Bond ETF | TIP | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.52%	3.39%	1.68%	1.40%	3.39%	8.70%	13.98%
Fund Market	1.52	3.35	1.67	1.40	3.35	8.63	13.97
Index	1.33	3.18	1.69	1.48	3.18	8.72	14.84

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.20	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	8.8%
1-2 Years	20.4
2-3 Years	35.1
3-4 Years	17.0
4-5 Years	17.8
5-6 Years	0.8
6-7 Years	0.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	17.5%
U. S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	10.4
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/22	10.1
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/24	8.3
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	8.2

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® TIPS Bond ETF

Investment Objective

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.09%	9.43%	2.97%	3.39%	9.43%	15.77%	39.58%
Fund Market	5.07	9.30	2.94	3.37	9.30	15.58	39.30
Index	5.08	9.46	3.08	3.52	9.46	16.40	41.32

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,050.90	$0.97		$1,000.00	$1,023.90	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	3.9%
1-5 Years	32.8
5-10 Years	46.5
15-20 Years	0.4
More than 20 Years	16.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	8.1%
U. S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/25	5.8
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/23	4.7
U. S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/24	4.4
U. S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/27	4.2

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) April 30, 2020	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 04/15/21	$60	$59,134
0.13%, 01/15/22	163,717	162,178,611
0.13%, 04/15/22	160,125	158,781,688
0.13%, 07/15/22	205,319	205,214,818
0.13%, 01/15/23	153,617	153,595,125
0.13%, 07/15/24	165,031	167,793,963
0.13%, 10/15/24	165,396	169,182,691
0.13%, 04/15/25	25,034	25,660,009
0.13%, 07/15/26	1,237	1,278,040
0.38%, 07/15/23	27,045	27,470,839
0.50%, 04/15/24	102,754	105,421,979
0.63%, 07/15/21	94,181	94,083,969
0.63%, 04/15/23	349,652	355,207,239
0.63%, 01/15/24	206,757	212,338,016
0.63%, 01/15/26	16,010	16,882,422
1.13%, 01/15/21	45,227	44,864,908
1.25%, 07/15/20	135,688	134,466,802

		2,034,480,253

Total U.S. Government Obligations — 99.6% (Cost: $2,025,529,559)		2,034,480,253

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	134,330	$134,330,000

Total Short-Term Investments — 6.6% (Cost: $134,330,000)		134,330,000

Total Investments in Securities — 106.2% (Cost: $2,159,859,559)		2,168,810,253

Other Assets, Less Liabilities — (6.2)%		(125,969,462)

Net Assets — 100.0%		$2,042,840,791

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,773	131,557	134,330	$134,330,000	$63,662	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$2,034,480,253	$—	$2,034,480,253
Money Market Funds	134,330,000	—	—	134,330,000

	$134,330,000	$2,034,480,253	$—	$2,168,810,253

See notes to financial statements.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Bills, 0.00%, 07/16/20(a)	$600,000	$599,873,562
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/21	24,250	23,890,391
0.13%, 01/15/22	553,049	547,850,428
0.13%, 04/15/22	622,619	617,397,085
0.13%, 07/15/22	2,250	2,264,315
0.13%, 01/15/23	882,676	882,550,373
0.13%, 07/15/24	428,830	436,009,163
0.13%, 10/15/24	367,844	376,266,073
0.13%, 04/15/25	467,375	479,068,552
0.13%, 07/15/26	646,831	668,499,366
0.13%, 01/15/30	718,623	759,687,353
0.25%, 01/15/25	347,135	355,942,363
0.25%, 07/15/29	169,105	180,386,201
0.25%, 02/15/50	147,235	164,207,914
0.38%, 07/15/23	421,664	428,304,958
0.38%, 07/15/25	1,044,076	1,085,783,597
0.38%, 01/15/27	642,922	674,889,177
0.38%, 07/15/27	751,466	796,131,053
0.50%, 04/15/24	807,636	828,606,068
0.50%, 01/15/28	220,672	235,601,072
0.63%, 07/15/21	475,870	475,381,338
0.63%, 04/15/23	346,648	352,155,401
0.63%, 01/15/24	384,969	395,359,823
0.63%, 01/15/26	1,451,022	1,530,048,018
0.63%, 02/15/43	112,094	130,196,073
0.75%, 07/15/28	475,949	522,342,637
0.75%, 02/15/42	571,715	675,733,230
0.75%, 02/15/45	628,071	762,057,032
0.88%, 01/15/29	273,007	303,541,321
0.88%, 02/15/47	117,403	148,366,191
1.00%, 02/15/46	216,243	278,468,867
1.00%, 02/15/48	194,531	255,358,819

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/49	$17,802	$23,641,541
1.25%, 07/15/20	103,964	103,028,202
1.38%, 02/15/44	478,254	647,535,873
1.75%, 01/15/28	432,917	503,761,448
2.00%, 01/15/26	188,413	213,341,842
2.13%, 02/15/40	54,347	78,805,231
2.38%, 01/15/25	176	198,109
2.38%, 01/15/27	107,357	127,164,254
2.50%, 01/15/29	221,214	277,344,500
3.63%, 04/15/28	295,597	388,136,619
3.88%, 04/15/29	373,958	514,621,186
U.S. Treasury Note/Bond, 0.50%, 03/31/25	375	377,783

		18,850,174,402

Total U.S. Government Obligations — 99.2% (Cost: $17,955,308,423)		18,850,174,402

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(b)(c)	452,291	452,291,000

Total Short-Term Investments — 2.4% (Cost: $452,291,000)		452,291,000

Total Investments in Securities — 101.6% (Cost: $18,407,599,423)		19,302,465,402

Other Assets, Less Liabilities — (1.6)%		(305,149,273)

Net Assets — 100.0%		$18,997,316,129

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,669	422,622	452,291	$452,291,000	$1,610,559	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$18,850,174,402	$—	$18,850,174,402
Money Market Funds	452,291,000	—	—	452,291,000

	$452,291,000	$18,850,174,402	$—	$19,302,465,402

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$2,034,480,253	$18,850,174,402
Affiliated(b)	134,330,000	452,291,000
Cash	6,529	7,764
Receivables:
Investments sold	—	122,394,343
Securities lending income — Affiliated	—	23,635
Capital shares sold	—	4,135,315
Dividends	10,483	185,736
Interest	1,650,556	23,415,985

Total assets	2,170,477,821	19,452,628,180

LIABILITIES
Payables:
Investments purchased	127,537,144	445,379,036
Capital shares redeemed	—	6,891,242
Investment advisory fees	99,886	3,041,773

Total liabilities	127,637,030	455,312,051

NET ASSETS	$2,042,840,791	$18,997,316,129

NET ASSETS CONSIST OF:
Paid-in capital	$2,028,429,459	$18,035,830,508
Accumulated earnings	14,411,332	961,485,621

NET ASSETS	$2,042,840,791	$18,997,316,129

Shares outstanding	20,200,000	156,400,000

Net asset value	$101.13	$121.47

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$2,025,529,559	$17,955,308,423
(b) Investments, at cost — Affiliated	$134,330,000	$452,291,000

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$56,979	$1,439,190
Interest — Unaffiliated(a)	21,973,746	183,714,845
Securities lending income — Affiliated — net	6,683	171,369

Total investment income	22,037,408	185,325,404

EXPENSES
Investment advisory fees	684,442	19,590,868

Total expenses	684,442	19,590,868

Net investment income	21,352,966	165,734,536

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,932,405	10,176,158
In-kind redemptions — Unaffiliated	3,334,674	253,092,173

Net realized gain	10,267,079	263,268,331

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	487,023	505,313,789

Net change in unrealized appreciation (depreciation)	487,023	505,313,789

Net realized and unrealized gain	10,754,102	768,582,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,107,068	$934,316,656

(a)	Includes net inflationary and deflationary adjustments to income. See Note 4 of the Notes to Financial Statements.

See notes to financial statements.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,352,966	$47,660,220	$165,734,536	$390,301,874
Net realized gain (loss)	10,267,079	(766,551)	263,268,331	11,516,651
Net change in unrealized appreciation (depreciation)	487,023	46,862,077	505,313,789	1,354,215,690

Net increase in net assets resulting from operations	32,107,068	93,755,746	934,316,656	1,756,034,215

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,408,647)	(48,480,866)	(92,899,687)	(403,860,049)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(320,718,680)	98,699,029	(2,280,163,346)	(3,139,301,741)

NET ASSETS
Total increase (decrease) in net assets	(301,020,259)	143,973,909	(1,438,746,377)	(1,787,127,575)
Beginning of period	2,343,861,050	2,199,887,141	20,436,062,506	22,223,190,081

End of period	$2,042,840,791	$2,343,861,050	$18,997,316,129	$20,436,062,506

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$100.17		$98.21	$100.52	$101.05	$99.23	$100.46

Net investment income (loss)(a)	0.94		2.05	2.61	1.50	0.60	(0.53)
Net realized and unrealized gain (loss)(b)	0.57		2.02	(2.22)	(0.92)	1.93	(0.70)

Net increase (decrease) from investment operations	1.51		4.07	0.39	0.58	2.53	(1.23)

Distributions(c)
From net investment income	(0.55)		(2.11)	(2.70)	(1.11)	(0.56)	—
Return of capital	—		—	—	—	(0.15)	—

Total distributions	(0.55)		(2.11)	(2.70)	(1.11)	(0.71)	—

Net asset value, end of period	$101.13		$100.17	$98.21	$100.52	$101.05	$99.23

Total Return
Based on net asset value	1.52	%(d)	4.17%	0.39%	0.58%	2.56%	(1.22)%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.06%	0.09%	0.17%	0.20%

Total expenses after fees waived	0.06	%(e)	0.06%	0.06%	0.09%	0.10%	0.10%

Net investment income (loss)	1.87	%(e)	2.07%	2.62%	1.49%	0.60%	(0.53)%

Supplemental Data
Net assets, end of period (000)	$2,042,841		$2,343,861	$2,199,887	$1,326,873	$788,179	$580,506

Portfolio turnover rate(f)	59	%(d)	58%	40%	27%	42%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$116.11		$108.83	$113.73	$115.74	$110.80	$113.01

Net investment income(a)	0.95		2.11	3.14	2.14	1.38	0.33
Net realized and unrealized gain (loss)(b)	4.95		7.41	(4.63)	(2.41)	4.99	(2.11)

Net increase (decrease) from investment operations	5.90		9.52	(1.49)	(0.27)	6.37	(1.78)

Distributions(c)
From net investment income	(0.54)		(2.24)	(3.41)	(1.74)	(1.43)	(0.43)

Total distributions	(0.54)		(2.24)	(3.41)	(1.74)	(1.43)	(0.43)

Net asset value, end of period	$121.47		$116.11	$108.83	$113.73	$115.74	$110.80

Total Return
Based on net asset value	5.09	%(d)	8.80%	(1.36)%	(0.23)%	5.75%	(1.58)%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.62	%(e)	1.87%	2.80%	1.88%	1.21%	0.29%

Supplemental Data
Net assets, end of period (000)	$18,997,316		$20,436,063	$22,223,190	$23,633,497	$19,722,002	$13,739,125

Portfolio turnover rate(f)	29	%(d)	17%	21%	32%	24%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the statement of operations, even though investors do not receive their principal until maturity.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year TIPS Bond	$2,321
TIPS Bond	46,156

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year TIPS Bond	$779,898,783	$644,763,477	$3,178,086
TIPS Bond	517,865,640	708,161,376	2,074,654

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$1,294,677,170	$1,370,366,168
TIPS Bond	5,708,863,843	6,591,171,691

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$195,661,341	$514,580,413
TIPS Bond	3,664,481,957	5,845,520,609

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
0-5 Year TIPS Bond	$13,613,272
TIPS Bond	231,060,376

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$2,161,368,621	$10,572,831	$(3,131,199)	$7,441,632
TIPS Bond	18,450,800,902	917,628,005	(65,963,505)	851,664,500

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	2,000,000	$200,295,310	7,800,000	$771,964,635
Shares redeemed	(5,200,000)	(521,013,990)	(6,800,000)	(673,265,606)

Net increase (decrease)	(3,200,000)	$(320,718,680)	1,000,000	$98,699,029

TIPS Bond
Shares sold	31,400,000	$3,738,837,424	29,000,000	$3,303,189,457
Shares redeemed	(51,000,000)	(6,019,000,770)	(57,200,000)	(6,442,491,198)

Net decrease	(19,600,000)	$(2,280,163,346)	(28,200,000)	$(3,139,301,741)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares 0-5 Year TIPS Bond ETF and iShares TIPS Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year TIPS Bond	$0.547415	$—	$—	$0.547415	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	21

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
•	iShares International Treasury Bond ETF | IGOV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.65)%	(1.13)%	(0.32)%	(1.47)%	(1.13)%	(1.58)%	(13.77)%
Fund Market	(1.79)	(1.30)	(0.38)	(1.50)	(1.30)	(1.87)	(14.01)
Index	(1.66)	(1.04)	(0.20)	(1.20)	(1.04)	(1.00)	(11.41)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 983.50	$ 0.35		$ 1,000.00	$ 1,024.50	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	26.9%
Aa	24.8
A	25.8
Baa	17.1
Not Rated	5.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	22.7%
Italy	10.6
France	8.8
Germany	8.4
Austria	5.2
Australia	5.1
Canada	5.1
Belgium	4.9
United Kingdom	4.9
Netherlands	4.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P International Sovereign Ex-U.S. Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.33)%	3.03%	1.67%	1.36%	3.03%	8.63%	14.42%
Fund Market	(1.47)	2.82	1.61	1.33	2.82	8.29	14.14
Index	(1.28)	3.35	2.04	1.73	3.35	10.61	18.68

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 986.70	$ 1.73		$ 1,000.00	$ 1,023.10	$ 1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	23.0%
Aa	31.5
A	26.8
Baa	15.4
Not Rated	3.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	23.7%
France	7.9
Italy	7.2
Germany	5.4
United Kingdom	5.1
Spain	5.0
Australia	4.9
Portugal	4.9
Belgium	4.9
Austria	4.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) April 30, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.7%
Australia Government Bond 2.00%, 12/21/21(a)	AUD	220	$148,147
2.25%, 11/21/22	AUD	1,175	808,267
5.50%, 04/21/23(a)	AUD	500	377,988
5.75%, 05/15/21(a)	AUD	1,030	712,617
5.75%, 07/15/22(a)	AUD	675	495,196

			2,542,215

Austria — 4.8%
Republic of Austria Government Bond 0.00%, 04/20/23(a)(b)(c)	EUR	300	334,275
3.40%, 11/22/22(a)(b)	EUR	550	664,283
3.50%, 09/15/21(a)(b)	EUR	630	728,502
3.65%, 04/20/22(a)(b)	EUR	725	860,478

			2,587,538

Belgium — 4.6%
Kingdom of Belgium Government Bond 4.00%, 03/28/22	EUR	625	744,612
4.25%, 09/28/21(a)(b)	EUR	730	853,060
4.25%, 09/28/22(a)(b)	EUR	725	887,244

			2,484,916

Canada — 4.7%
Canadian Government Bond 0.50%, 03/01/22	CAD	600	433,666
0.75%, 09/01/21	CAD	589	426,381
1.00%, 09/01/22	CAD	755	552,605
1.75%, 03/01/23	CAD	800	599,999
2.75%, 06/01/22	CAD	400	302,778
3.25%, 06/01/21	CAD	300	222,859

			2,538,288

Denmark — 1.9%
Denmark Government Bond 0.25%, 11/15/22(a)(b)	DKK	2,275	340,840
3.00%, 11/15/21	DKK	4,500	696,806

			1,037,646

Finland — 2.8%
Finland Government Bond 0.00%, 04/15/22(a)(b)(c)	EUR	425	470,814
1.50%, 04/15/23(a)(b)	EUR	500	581,275
1.63%, 09/15/22(a)(b)	EUR	425	490,165

			1,542,254

France — 8.2%
French Republic Government Bond OAT 0.00%, 05/25/21(a)(c)	EUR	405	445,770
0.00%, 02/25/22(a)(c)	EUR	300	332,106
0.00%, 05/25/22(a)(c)	EUR	1,475	1,636,085
0.00%, 02/25/23(a)(c)	EUR	475	528,956
0.00%, 03/25/23(a)(c)	EUR	200	222,806
3.00%, 04/25/22(a)	EUR	650	762,849
3.25%, 10/25/21(a)	EUR	445	514,898

			4,443,470

Germany — 7.8%
Bundesobligation 0.00%, 10/08/21(a)(c)	EUR	400	442,619
0.00%, 04/08/22(a)(c)	EUR	200	222,193
0.00%, 04/14/23(a)(c)	EUR	300	336,223
Bundesrepublik Deutschland Bundesanleihe 1.50%, 09/04/22(a)	EUR	600	692,405

Security	Par (000)		Value

Germany (continued)
1.50%, 02/15/23(a)	EUR	350	$408,112
1.75%, 07/04/22(a)	EUR	300	346,577
2.00%, 01/04/22(a)	EUR	700	802,063
2.25%, 09/04/21(a)	EUR	300	341,349
3.25%, 07/04/21(a)	EUR	400	457,870
Bundesschatzanweisungen, 0.00% 12/10/21(a)(c)	EUR	150	166,193

			4,215,604

Ireland — 3.4%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	425	470,311
0.80%, 03/15/22(a)	EUR	565	633,449
3.90%, 03/20/23(a)	EUR	600	739,065

			1,842,825

Italy — 9.8%
Italy Buoni Poliennali Del Tesoro 0.05%, 01/15/23(a)(b)	EUR	200	214,927
0.35%, 11/01/21	EUR	320	349,868
0.45%, 06/01/21(a)	EUR	360	394,467
0.95%, 03/15/23	EUR	100	110,018
1.00%, 07/15/22(a)	EUR	475	524,028
1.20%, 04/01/22	EUR	300	331,957
1.35%, 04/15/22	EUR	300	332,880
1.45%, 09/15/22	EUR	475	529,315
2.15%, 12/15/21	EUR	250	280,746
3.75%, 05/01/21(a)(b)	EUR	210	237,643
3.75%, 08/01/21(a)(b)	EUR	370	421,627
4.75%, 09/01/21	EUR	350	405,239
5.00%, 03/01/22	EUR	825	975,592
5.50%, 11/01/22(a)	EUR	175	213,950

			5,322,257

Japan — 21.0%
Japan Government Five Year Bond 0.10%, 06/20/21	JPY	51,000	478,547
0.10%, 09/20/21	JPY	69,550	653,075
0.10%, 12/20/21	JPY	194,000	1,822,912
0.10%, 03/20/22	JPY	101,000	949,665
0.10%, 06/20/22	JPY	35,000	329,324
0.10%, 09/20/22	JPY	225,000	2,118,663
0.10%, 12/20/22	JPY	115,000	1,083,679
0.10%, 03/20/23	JPY	200,000	1,886,062
Japan Government Ten Year Bond, 1.00%, 03/20/22	JPY	187,000	1,788,055
Japan Government Two Year Bond, 0.10%, 01/01/22	JPY	30,000	281,916

			11,391,898

Netherlands — 4.3%
Netherlands Government Bond 0.00%, 01/15/22(a)(b)(c)	EUR	700	774,990
2.25%, 07/15/22(a)(b)	EUR	425	495,714
3.25%, 07/15/21(a)(b)	EUR	535	612,999
7.50%,01/15/23(a)(b)	EUR	350	469,112

			2,352,815

Norway — 1.2%
Norway Government Bond, 3.75%, 05/25/21(a)(b)	NOK	6,600	669,006

Portugal — 1.9%
Portugal Obrigacoes do Tesouro OT, 2.20%, 10/17/22(a)(b) .	EUR	875	1,013,015

Singapore — 0.0%
Singapore Government Bond, 2.00%, 02/01/24	SGD	1	749

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Korea — 0.1%
Korea Treasury Bond, 1.88%, 03/10/22	KRW	78,000	$65,099

Spain — 4.1%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	600	658,120
0.05%, 10/31/21	EUR	250	274,625
0.40%, 04/30/22	EUR	700	775,237
5.40%, 01/31/23(a)(b)	EUR	50	62,984
5.85%, 01/31/22(a)(b)	EUR	400	483,899

			2,254,865

Sweden — 1.8%
Sweden Government Bond, 3.50%, 06/01/22	SEK	8,825	976,187

Switzerland — 0.8%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	135	143,906
4.00%, 02/11/23(a)	CHF	265	310,460

			454,366

United Kingdom — 4.5%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	625	796,858
1.75%, 09/07/22(a)	GBP	525	688,962
3.75%, 09/07/21(a)	GBP	308	407,804
4.00%, 03/07/22(a)	GBP	275	372,436
8.00%, 06/07/21(a)	GBP	147	201,532

			2,467,592

Total Foreign Government Obligations — 92.4% (Cost: $50,926,122)			50,202,605

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	2,204	$2,204,000

Total Short-Term Investments — 4.0% (Cost: $ 2,204,000)		2,204,000

Total Investments in Securities — 96.4% (Cost: $ 53,130,122)		52,406,605

Other Assets, Less Liabilities — 3.6%		1,935,262

Net Assets — 100.0%		$54,341,867

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.

(e) Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,056	(852)	2,204	$2,204,000	$17,756	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 3-Year Korea Bond	15	06/16/20	$1,374	$775

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	5,781,004,886	USD	4,725,370	GS	05/04/20	$19,187
KRW	2,890,502,443	USD	2,342,384	GS	06/02/20	49,367

						68,554

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 1-3 Year International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,699,412	KRW	5,781,004,886	GS	05/04/20	$(45,145)

	Net unrealized appreciation					$23,409

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$775	$775
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$68,554	$—	$68,554

	$68,554	$775	$69,329

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$45,145	$—	$45,145

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$6,465	$6,465
Forward foreign currency exchange contracts	(104,992)	—	(104,992)

	$(104,992)	$6,465	$(98,527)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$9,862	$9,862
Forward foreign currency exchange contracts	239	—	239

	$239	$9,862	$10,101

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,396,069
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$7,163,214
Average amounts sold — in USD	$4,339,393

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 1-3 Year International Treasury Bond ETF

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$775	$—
Forward foreign currency exchange contracts	68,554	45,145

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$69,329	$45,145
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(775)	—

Total derivative assets and liabilities subject to an MNA	$68,554	$45,145

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$68,554	$(45,145)		$23,409

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$45,145	$(45,145)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$50,202,605	$—	$50,202,605
Money Market Funds	2,204,000	—	—	2,204,000

	$2,204,000	$50,202,605	$—	$52,406,605

Derivative financial instruments(a)
Assets
Futures Contracts	$775	$—	$—	$775
Forward Foreign Currency Exchange Contracts	—	68,554	—	68,554
Liabilities
Forward Foreign Currency Exchange Contracts	—	(45,145)	—	(45,145)

	$775	$23,409	$—	$24,184

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.7%
Australia Government Bond 1.25%, 05/21/32	AUD	300	$201,540
1.50%, 06/21/31(a)	AUD	1,906	1,317,564
2.00%, 12/21/21(a)	AUD	1,500	1,010,097
2.25%, 11/21/22	AUD	684	470,515
2.25%, 05/21/28(a)	AUD	3,100	2,265,142
2.50%, 05/21/30(a)	AUD	3,139	2,368,034
2.75%, 04/21/24(a)	AUD	3,050	2,186,954
2.75%, 11/21/27(a)	AUD	3,109	2,342,370
2.75%, 11/21/28(a)	AUD	2,820	2,142,578
2.75%, 11/21/29(a)	AUD	2,826	2,166,656
2.75%, 06/21/35(a)	AUD	1,081	856,064
2.75%, 05/21/41(a)	AUD	555	438,970
3.00%, 03/21/47(a)	AUD	1,438	1,211,262
3.25%, 04/21/25(a)	AUD	3,028	2,257,078
3.25%, 04/21/29(a)	AUD	3,506	2,772,243
3.25%, 06/21/39(a)	AUD	974	824,103
3.75%, 04/21/37(a)	AUD	1,171	1,044,190
4.25%, 04/21/26(a)	AUD	3,614	2,883,171
4.50%, 04/21/33(a)	AUD	1,555	1,442,925
4.75%, 04/21/27(a)	AUD	3,318	2,783,122
5.50%, 04/21/23(a)	AUD	2,785	2,105,392
5.75%, 05/15/21(a)	AUD	1,237	855,832
5.75%, 07/15/22(a)	AUD	2,966	2,175,929

			38,121,731

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	940	1,044,305
0.00%, 07/15/23(b)(c)	EUR	1,310	1,460,670
0.00%, 07/15/24(b)(c)	EUR	700	783,715
0.00%, 02/20/30(b)	EUR	475	529,476
0.50%, 04/20/27(b)	EUR	1,450	1,679,347
0.50%, 02/20/29(b)	EUR	1,391	1,621,070
0.75%, 10/20/26(b)	EUR	1,724	2,026,822
0.75%, 02/20/28(b)	EUR	1,602	1,893,991
1.20%, 10/20/25(b)	EUR	1,621	1,935,629
1.50%, 02/20/47(b)	EUR	1,092	1,590,734
1.50%, 11/02/86(b)	EUR	363	598,935
1.65%, 10/21/24(b)	EUR	1,585	1,906,010
1.75%, 10/20/23(b)	EUR	1,894	2,244,192
2.10%, 12/31/2117(b)	EUR	798	1,751,770
2.40%, 05/23/34(b)	EUR	1,260	1,842,956
3.15%, 06/20/44(b)	EUR	967	1,812,850
3.40%, 11/22/22(b)	EUR	1,626	1,963,862
3.65%, 04/20/22(b)	EUR	1,290	1,531,058
3.80%, 01/26/62(b)	EUR	541	1,375,088
4.15%, 03/15/37(b)	EUR	2,064	3,825,849
4.85%, 03/15/26(b)	EUR	1,440	2,068,382
6.25%, 07/15/27	EUR	1,486	2,398,259

			37,884,970

Belgium — 4.6%
Kingdom of Belgium Government Bond 0.20%, 10/22/23(b)	EUR	927	1,040,625
0.40%, 06/22/40	EUR	500	541,023
0.50%, 10/22/24(b)	EUR	975	1,113,304
0.80%, 06/22/25(b)	EUR	567	659,228
0.80%, 06/22/27(b)	EUR	1,382	1,625,567
0.80%, 06/22/28(b)	EUR	1,404	1,660,180

Security	Par (000)		Value

Belgium (continued)
0.90%, 06/22/29(b)	EUR	1,164	$1,391,458
1.00%, 06/22/26(b)	EUR	1,360	1,609,223
1.00%, 06/22/31(b)	EUR	980	1,188,247
1.45%, 06/22/37(b)	EUR	495	643,235
1.60%, 06/22/47(b)	EUR	1,013	1,397,848
1.70%, 06/22/50(b)	EUR	528	749,778
1.90%, 06/22/38(b)	EUR	670	931,697
2.15%, 06/22/66(b)	EUR	384	655,828
2.25%, 06/22/23(a)	EUR	1,180	1,406,836
2.25%, 06/22/57(b)	EUR	441	730,724
2.60%, 06/22/24(b)	EUR	1,305	1,613,611
3.00%, 06/22/34(b)	EUR	800	1,222,442
3.75%, 06/22/45(a)	EUR	884	1,705,370
4.00%, 03/28/22	EUR	1,222	1,455,905
4.00%, 03/28/32(a)	EUR	814	1,306,691
4.25%, 09/28/21(b)	EUR	1,493	1,744,683
4.25%, 09/28/22(b)	EUR	1,359	1,663,882
4.25%, 03/28/41(b)	EUR	1,405	2,701,859
4.50%, 03/28/26(b)	EUR	930	1,311,179
5.00%, 03/28/35(b)	EUR	1,753	3,266,425
5.50%, 03/28/28	EUR	1,067	1,698,765
Series 86, 1.25%, 04/22/33(a)	EUR	684	859,016

			37,894,629

Canada — 4.6%
Canadian Government Bond 0.50%, 03/01/22	CAD	2,388	1,725,990
0.75%, 03/01/21	CAD	1,224	884,537
1.00%, 09/01/22	CAD	3,780	2,766,684
1.00%, 06/01/27	CAD	2,038	1,524,417
1.25%, 06/01/30	CAD	1,000	770,676
1.50%, 06/01/23	CAD	1,921	1,434,703
1.50%, 06/01/26	CAD	1,725	1,324,175
1.75%, 05/01/21	CAD	320	233,694
1.75%, 03/01/23	CAD	2,572	1,928,995
2.00%, 09/01/23	CAD	1,700	1,289,660
2.00%, 06/01/28	CAD	2,025	1,635,629
2.00%, 12/01/51	CAD	1,181	1,051,893
2.25%, 03/01/24	CAD	1,600	1,234,417
2.25%, 06/01/25	CAD	1,700	1,339,988
2.25%, 06/01/29	CAD	1,630	1,351,623
2.50%, 06/01/24	CAD	1,775	1,388,333
2.75%, 06/01/22	CAD	1,588	1,202,030
2.75%, 12/01/48	CAD	1,972	1,985,204
2.75%, 12/01/64	CAD	635	722,833
3.25%, 06/01/21	CAD	1,471	1,092,752
3.50%, 12/01/45	CAD	2,122	2,335,323
4.00%, 06/01/41	CAD	1,830	2,031,979
5.00%, 06/01/37	CAD	1,592	1,882,880
5.75%, 06/01/29	CAD	1,480	1,559,661
5.75%, 06/01/33	CAD	1,650	1,931,508
8.00%, 06/01/27	CAD	520	570,549
9.00%, 06/01/25	CAD	20	20,629

			37,220,762

Denmark — 2.8%
Denmark Government Bond 0.25%, 11/15/22(b)	DKK	6,237	934,426
0.50%, 11/15/27	DKK	18,768	2,960,156
0.50%, 11/15/29(b)	DKK	16,947	2,704,941
1.50%, 11/15/23	DKK	13,361	2,110,860

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Denmark (continued)
1.75%, 11/15/25	DKK	15,120	$2,511,323
3.00%, 11/15/21	DKK	12,541	1,941,872
4.50%, 11/15/39	DKK	34,974	9,822,074

			22,985,652

Finland — 3.6%
Finland Government Bond 0.00%, 04/15/22(b)(c)	EUR	1,333	1,476,694
0.00%, 09/15/23(b)(c)	EUR	1,485	1,659,132
0.00%, 09/15/24(b)(c)	EUR	907	1,016,058
0.13%, 04/15/36(b)	EUR	780	866,448
0.50%, 04/15/26(b)	EUR	1,552	1,791,938
0.50%, 09/15/27(b)	EUR	1,544	1,789,229
0.50%, 09/15/28(b)	EUR	1,336	1,553,929
0.50%, 09/15/29(b)	EUR	900	1,050,003
0.75%, 04/15/31(b)	EUR	1,253	1,506,838
0.88%, 09/15/25(b)	EUR	1,063	1,247,586
1.13%, 04/15/34(b)	EUR	1,307	1,660,763
1.38%, 04/15/47(b)	EUR	915	1,317,642
1.50%, 04/15/23(b)	EUR	1,301	1,512,479
1.63%, 09/15/22(b)	EUR	1,310	1,510,861
2.00%, 04/15/24(b)	EUR	1,337	1,616,071
2.63%, 07/04/42(b)	EUR	1,271	2,163,545
2.75%, 07/04/28(b)	EUR	1,342	1,833,985
3.50%, 04/15/21(b)	EUR	1,719	1,953,370
4.00%, 07/04/25(b)	EUR	1,600	2,163,734

			29,690,305

France — 7.5%
French Republic Government Bond OAT 0.00%, 05/25/21(a)(c)	EUR	1,086	1,195,160
0.00%, 02/25/22(a)(c)	EUR	1,000	1,107,020
0.00%, 05/25/22(a)(c)	EUR	1,150	1,275,592
0.00%, 03/25/23(a)(c)	EUR	1,150	1,281,134
0.00%, 03/25/24(a)(c)	EUR	1,200	1,343,276
0.00%, 03/25/25(a)(c)	EUR	1,119	1,254,688
0.00%, 11/25/29(a)(c)	EUR	882	976,198
0.50%, 05/25/25(a)	EUR	1,403	1,612,619
0.50%, 05/25/26(a)	EUR	1,246	1,437,075
0.50%, 05/25/29(a)	EUR	885	1,026,919
0.75%, 05/25/28(a)	EUR	1,201	1,420,297
0.75%, 11/25/28(a)	EUR	925	1,096,332
1.00%, 11/25/25(a)	EUR	1,200	1,417,931
1.00%, 05/25/27(a)	EUR	1,230	1,470,624
1.25%, 05/25/34(a)	EUR	900	1,136,691
1.25%, 05/25/36(b)	EUR	1,133	1,440,027
1.50%, 05/25/31(a)	EUR	1,737	2,225,206
1.50%, 05/25/50(b)	EUR	977	1,339,775
1.75%, 05/25/23(a)	EUR	1,415	1,662,678
1.75%, 11/25/24(a)	EUR	1,370	1,658,425
1.75%, 06/25/39(b)	EUR	700	970,808
1.75%, 05/25/66(b)	EUR	407	634,934
2.00%, 05/25/48(b)	EUR	1,032	1,553,439
2.25%, 10/25/22(a)	EUR	1,313	1,541,165
2.25%, 05/25/24(a)	EUR	1,456	1,779,429
2.50%, 05/25/30(a)	EUR	1,508	2,084,791
2.75%, 10/25/27(a)	EUR	1,539	2,071,821
3.00%, 04/25/22(a)	EUR	1,730	2,030,151
3.25%, 10/25/21(a)	EUR	1,325	1,533,124
3.25%, 05/25/45(a)	EUR	912	1,648,107
3.50%, 04/25/26(a)	EUR	1,354	1,829,392

Security	Par (000)		Value

France (continued)
4.00%, 10/25/38(a)	EUR	1,017	$1,858,125
4.00%, 04/25/55(a)	EUR	583	1,315,012
4.00%, 04/25/60(a)	EUR	447	1,066,190
4.25%, 10/25/23(a)	EUR	1,715	2,198,901
4.50%, 04/25/41(a)	EUR	1,304	2,619,878
4.75%, 04/25/35(a)	EUR	1,107	2,038,329
5.50%, 04/25/29(a)	EUR	320	530,441
5.75%, 10/25/32(a)	EUR	1,168	2,191,268
6.00%, 10/25/25(a)	EUR	1,123	1,667,171
8.50%, 04/25/23(a)	EUR	435	605,670

			61,145,813

Germany — 5.1%
Bundesobligation 0.00%, 10/08/21(a)(c)	EUR	730	807,780
0.00%, 04/08/22(a)(c)	EUR	661	734,346
0.00%, 10/07/22(a)(c)	EUR	655	730,672
0.00%, 10/13/23(a)(c)	EUR	600	675,726
0.00%, 04/05/24(a)(c)	EUR	800	904,253
0.00%, 10/18/24(a)(c)	EUR	800	907,951
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	904	1,037,718
0.00%, 08/15/29(a)(c)	EUR	800	927,921
0.00%, 02/15/30(a)	EUR	425	493,121
0.00%, 08/15/50(a)(c)	EUR	275	318,063
0.25%, 02/15/27(a)	EUR	1,000	1,170,492
0.25%, 08/15/28(a)	EUR	800	945,217
0.25%, 02/15/29(a)	EUR	886	1,049,633
0.50%, 02/15/25(a)	EUR	854	994,400
0.50%, 02/15/26(a)	EUR	926	1,090,113
0.50%, 08/15/27(a)	EUR	950	1,134,454
0.50%, 02/15/28(a)	EUR	825	989,982
1.00%, 08/15/24(a)	EUR	685	809,350
1.00%, 08/15/25(a)	EUR	800	960,192
1.25%, 08/15/48(a)	EUR	850	1,325,332
1.50%, 09/04/22(a)	EUR	655	755,875
1.50%, 05/15/23(a)	EUR	641	751,318
1.50%, 05/15/24(a)	EUR	755	905,479
1.75%, 07/04/22(a)	EUR	828	956,552
1.75%, 02/15/24(a)	EUR	739	889,301
2.00%, 01/04/22(a)	EUR	755	865,082
2.00%, 08/15/23(a)	EUR	441	528,108
2.50%, 07/04/44(a)	EUR	1,180	2,189,655
2.50%, 08/15/46(a)	EUR	997	1,901,884
3.25%, 07/04/21(a)	EUR	50	57,234
3.25%, 07/04/42(a)	EUR	760	1,516,011
4.00%, 01/04/37(a)	EUR	836	1,616,699
4.25%, 07/04/39(a)	EUR	679	1,429,520
4.75%, 07/04/28(a)	EUR	464	737,475
4.75%, 07/04/34(a)	EUR	812	1,576,117
4.75%, 07/04/40(a)	EUR	618	1,403,326
5.50%, 01/04/31(a)	EUR	667	1,219,134
5.63%, 01/04/28(a)	EUR	665	1,088,869
6.25%, 01/04/24(a)	EUR	285	393,481
6.25%, 01/04/30(a)	EUR	375	690,610
6.50%, 07/04/27(a)	EUR	450	752,842
Bundesschatzanweisungen 0.00%, 09/10/21(a)(c)	EUR	500	552,491
0.00%, 12/10/21(a)(c)	EUR	463	512,981

			41,296,760

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ireland — 4.4%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	2,750	$3,043,189
0.40%, 05/15/35(a)	EUR	1,050	1,158,575
0.80%, 03/15/22(a)	EUR	1,880	2,107,760
0.90%, 05/15/28(a)	EUR	2,300	2,705,358
1.00%, 05/15/26(a)	EUR	2,974	3,483,161
1.10%, 05/15/29(a)	EUR	280	335,727
1.30%, 05/15/33(a)	EUR	1,345	1,663,366
1.35%, 03/18/31(a)	EUR	1,320	1,627,243
1.50%, 05/15/50(a)	EUR	1,390	1,824,524
1.70%, 05/15/37(a)	EUR	1,560	2,053,477
2.00%, 02/18/45(a)	EUR	2,258	3,258,177
2.40%, 05/15/30(a)	EUR	2,754	3,704,811
3.40%, 03/18/24(a)	EUR	2,110	2,647,345
3.90%, 03/20/23(a)	EUR	1,933	2,380,723
5.40%, 03/13/25	EUR	3,018	4,221,526

			36,214,962

Italy — 6.9%
Italy Buoni Poliennali Del Tesoro 0.05%, 04/15/21	EUR	600	655,994
0.05%, 01/15/23(b)	EUR	389	418,034
0.35%, 11/01/21	EUR	615	672,403
0.35%, 02/01/25(a)	EUR	358	377,450
0.45%, 06/01/21(a)	EUR	695	761,540
0.65%, 10/15/23	EUR	566	615,434
0.85%, 01/15/27(b)	EUR	235	247,184
0.90%, 08/01/22(a)	EUR	600	660,195
0.95%, 03/01/23	EUR	490	539,101
0.95%, 03/15/23	EUR	630	693,113
1.00%, 07/15/22(a)	EUR	687	757,910
1.20%, 04/01/22	EUR	700	774,566
1.25%, 12/01/26(a)	EUR	657	711,594
1.35%, 04/15/22	EUR	743	824,434
1.35%, 04/01/30(a)	EUR	697	733,768
1.45%, 09/15/22	EUR	790	880,335
1.45%, 11/15/24(a)	EUR	550	611,092
1.45%, 05/15/25(a)	EUR	600	663,750
1.50%, 06/01/25	EUR	800	886,717
1.60%, 06/01/26	EUR	770	853,884
1.65%, 03/01/32(b)	EUR	780	832,723
1.75%, 07/01/24(a)	EUR	697	784,254
1.85%, 05/15/24	EUR	650	735,051
2.00%, 12/01/25	EUR	750	851,644
2.00%, 02/01/28(a)	EUR	650	732,758
2.05%, 08/01/27	EUR	668	756,364
2.10%, 07/15/26(a)	EUR	675	768,953
2.15%, 12/15/21	EUR	746	837,744
2.20%, 06/01/27	EUR	240	274,655
2.25%, 09/01/36(b)	EUR	525	585,133
2.30%, 10/15/21(a)	EUR	600	673,691
2.45%, 10/01/23(a)	EUR	304	350,310
2.45%, 09/01/33(b)	EUR	600	689,414
2.50%, 12/01/24	EUR	835	969,250
2.50%, 11/15/25(a)	EUR	650	756,058
2.70%, 03/01/47(b)	EUR	616	702,425
2.80%, 12/01/28(a)	EUR	675	804,156
2.80%, 03/01/67(b)	EUR	371	412,160
2.95%, 09/01/38(b)	EUR	527	636,269
3.00%, 08/01/29(a)	EUR	400	484,056
3.10%, 03/01/40(b)	EUR	281	345,157

Security	Par (000)		Value

Italy (continued)
3.25%, 09/01/46(b)	EUR	575	$716,535
3.35%, 03/01/35(b)	EUR	500	633,869
3.45%, 03/01/48(b)	EUR	587	756,563
3.50%, 03/01/30(b)	EUR	896	1,127,857
3.75%, 03/01/21	EUR	883	995,367
3.75%, 05/01/21(b)	EUR	253	286,303
3.75%, 08/01/21(b)	EUR	1,001	1,140,671
3.75%, 09/01/24	EUR	747	908,220
3.85%, 09/01/49(b)	EUR	475	655,291
4.00%, 02/01/37(b)	EUR	998	1,361,981
4.50%, 05/01/23	EUR	747	906,780
4.50%, 03/01/24	EUR	797	986,939
4.50%, 03/01/26(b)	EUR	925	1,190,454
4.75%, 09/01/21	EUR	874	1,011,940
4.75%, 08/01/23(b)	EUR	970	1,193,956
4.75%, 09/01/28(b)	EUR	852	1,155,810
4.75%, 09/01/44(b)	EUR	596	913,883
5.00%, 03/01/22	EUR	739	873,894
5.00%, 03/01/25(b)	EUR	929	1,197,703
5.00%, 08/01/34(b)	EUR	872	1,292,246
5.00%, 08/01/39(b)	EUR	789	1,222,674
5.00%, 09/01/40(b)	EUR	777	1,207,403
5.25%, 11/01/29	EUR	509	725,236
5.50%, 09/01/22	EUR	738	897,129
5.50%, 11/01/22(a)	EUR	507	619,844
5.75%, 02/01/33	EUR	722	1,115,477
6.00%, 05/01/31(a)	EUR	535	819,969
6.50%, 11/01/27	EUR	959	1,410,330
7.25%, 11/01/26	EUR	433	643,017
9.00%, 11/01/23	EUR	422	591,170

			55,879,234

Japan — 22.4%
Japan Government Five Year Bond 0.10%, 06/20/21	JPY	70,950	665,743
0.10%, 09/20/21	JPY	92,850	871,862
0.10%, 12/20/21	JPY	69,300	651,174
0.10%, 03/20/22	JPY	69,400	652,542
0.10%, 06/20/22	JPY	80,000	752,741
0.10%, 09/20/22	JPY	83,200	783,435
0.10%, 12/20/22	JPY	68,000	640,784
0.10%, 03/20/23	JPY	114,000	1,075,055
0.10%, 06/20/23	JPY	59,000	556,780
0.10%, 09/20/23	JPY	84,000	793,230
0.10%, 12/20/23	JPY	123,550	1,167,471
0.10%, 03/20/24	JPY	77,350	731,366
0.10%, 06/20/24	JPY	168,700	1,596,052
0.10%, 09/20/24	JPY	175,000	1,656,539
0.10%, 12/20/24	JPY	180,000	1,703,936
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	88,750	819,677
0.50%, 03/20/59	JPY	85,050	813,103
0.80%, 03/20/58	JPY	97,000	1,022,457
0.90%, 03/20/57	JPY	91,850	993,493
1.40%, 03/20/55	JPY	49,400	607,306
1.70%, 03/20/54	JPY	52,950	691,804
1.90%, 03/20/53	JPY	49,800	675,214
2.00%, 03/20/52	JPY	85,100	1,168,799
2.20%, 03/20/49	JPY	59,100	818,607
2.20%, 03/20/50	JPY	56,150	786,252
2.20%, 03/20/51	JPY	83,450	1,181,161

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
2.40%, 03/20/48	JPY	36,900	$524,975
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	404,583
0.10%, 06/20/26	JPY	45,000	427,663
0.10%, 09/20/26	JPY	70,450	670,374
0.10%, 12/20/26	JPY	78,500	747,451
0.10%, 03/20/27	JPY	63,000	599,818
0.10%, 06/20/27	JPY	70,050	667,635
0.10%, 09/20/27	JPY	66,250	631,474
0.10%, 12/20/27	JPY	56,000	533,805
0.10%, 03/20/28	JPY	65,150	621,019
0.10%, 06/20/28	JPY	80,400	766,129
0.10%, 09/20/28	JPY	101,000	961,746
0.10%, 12/20/28	JPY	86,000	818,293
0.10%, 03/20/29	JPY	56,400	536,178
0.10%, 06/20/29	JPY	58,350	554,422
0.10%, 09/20/29	JPY	15,550	147,563
0.30%, 12/20/24	JPY	48,550	464,048
0.30%, 12/20/25	JPY	41,550	398,967
0.40%, 03/20/25	JPY	48,200	463,366
0.40%, 06/20/25	JPY	85,250	820,667
0.40%, 09/20/25	JPY	47,950	462,286
0.50%, 09/20/24	JPY	81,900	788,809
0.50%, 12/20/24	JPY	43,850	422,959
0.60%, 03/20/23	JPY	199,750	1,910,229
0.60%, 09/20/23	JPY	30,250	290,483
0.60%, 12/20/23	JPY	87,000	836,993
0.60%, 03/20/24	JPY	79,700	768,171
0.60%, 06/20/24	JPY	83,050	801,912
0.70%, 12/20/22	JPY	94,050	900,016
0.80%, 06/20/22	JPY	75,700	722,914
0.80%, 09/20/22	JPY	90,450	865,913
0.80%, 12/20/22	JPY	106,850	1,025,154
0.80%, 06/20/23	JPY	107,100	1,032,501
0.80%, 09/20/23	JPY	101,800	984,052
0.90%, 03/20/22	JPY	71,650	683,836
0.90%, 06/20/22	JPY	101,100	967,510
1.00%, 09/20/21	JPY	79,050	751,542
1.00%, 12/20/21	JPY	24,650	235,032
1.00%, 03/20/22	JPY	98,800	944,705
1.10%, 06/20/21	JPY	82,450	782,348
1.10%, 09/20/21	JPY	77,750	740,194
1.10%, 12/20/21	JPY	102,550	979,363
1.20%, 06/20/21	JPY	23,400	222,286
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	59,950	546,415
0.40%, 06/20/49	JPY	177,400	1,648,799
0.40%, 09/20/49	JPY	107,000	993,644
0.50%, 09/20/46	JPY	85,500	817,597
0.50%, 03/20/49	JPY	95,050	907,026
0.60%, 12/20/46	JPY	62,350	611,384
0.70%, 06/20/48	JPY	105,300	1,057,667
0.70%, 12/20/48	JPY	81,450	818,803
0.80%, 03/20/46	JPY	59,700	612,922
0.80%, 03/20/47	JPY	58,650	602,246
0.80%, 06/20/47	JPY	65,900	677,537
0.80%, 09/20/47	JPY	69,450	714,925
0.80%, 12/20/47	JPY	80,950	833,308
0.80%, 03/20/48	JPY	89,000	916,125
0.90%, 09/20/48	JPY	62,350	658,291

Security	Par (000)		Value

Japan (continued)
1.10%, 03/20/33	JPY	29,000	$305,721
1.40%, 09/20/45	JPY	37,500	435,703
1.40%, 12/20/45	JPY	42,650	496,058
1.50%, 12/20/44	JPY	45,050	532,486
1.50%, 03/20/45	JPY	66,250	784,028
1.60%, 06/20/45	JPY	40,650	490,469
1.70%, 06/20/33	JPY	32,550	367,552
1.70%, 12/20/43	JPY	62,400	760,990
1.70%, 03/20/44	JPY	76,600	935,640
1.70%, 06/20/44	JPY	51,600	631,307
1.70%, 09/20/44	JPY	55,650	681,939
1.80%, 11/22/32	JPY	26,000	295,350
1.80%, 03/20/43	JPY	82,500	1,017,581
1.80%, 09/20/43	JPY	60,650	750,793
1.90%, 09/20/42	JPY	168,500	2,103,780
1.90%, 06/20/43	JPY	75,150	943,783
2.00%, 12/20/33	JPY	39,750	465,395
2.00%, 09/20/40	JPY	45,300	564,408
2.00%, 09/20/41	JPY	143,650	1,809,680
2.00%, 03/20/42	JPY	134,550	1,702,450
2.10%, 09/20/33	JPY	25,550	301,635
2.20%, 09/20/39	JPY	108,400	1,374,638
2.20%, 03/20/41	JPY	127,000	1,639,557
2.30%, 05/20/32	JPY	24,800	293,989
2.30%, 03/20/35	JPY	58,200	712,948
2.30%, 06/20/35	JPY	35,550	437,305
2.30%, 12/20/35	JPY	45,650	563,988
2.30%, 12/20/36	JPY	43,100	538,380
2.30%, 03/20/39	JPY	116,050	1,482,154
2.30%, 03/20/40	JPY	124,950	1,615,990
2.40%, 11/20/31	JPY	22,600	268,696
2.40%, 03/20/34	JPY	43,200	528,863
2.40%, 12/20/34	JPY	42,600	526,370
2.40%, 03/20/37	JPY	82,150	1,041,327
2.40%, 09/20/38	JPY	101,200	1,303,217
2.50%, 06/20/34	JPY	54,500	676,073
2.50%, 09/20/34	JPY	39,700	494,528
2.50%, 09/20/35	JPY	36,550	460,502
2.50%, 03/20/36	JPY	52,000	659,202
2.50%, 06/20/36	JPY	53,500	680,318
2.50%, 09/20/36	JPY	36,900	469,888
2.50%, 09/20/37	JPY	75,800	977,954
2.50%, 03/20/38	JPY	101,800	1,318,302
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	80,600	750,352
0.30%, 06/20/39	JPY	137,600	1,286,300
0.30%, 09/20/39	JPY	32,850	306,738
0.40%, 03/20/36	JPY	62,000	595,556
0.40%, 03/20/39	JPY	120,100	1,143,991
0.50%, 09/20/36	JPY	78,700	766,724
0.50%, 03/20/38	JPY	116,550	1,130,437
0.50%, 06/20/38	JPY	28,000	271,427
0.50%, 12/20/38	JPY	130,200	1,262,831
0.60%, 12/20/36	JPY	118,050	1,167,319
0.60%, 06/20/37	JPY	87,050	860,398
0.60%, 09/20/37	JPY	116,950	1,155,600
0.60%, 12/20/37	JPY	100,400	991,813
0.70%, 03/20/37	JPY	98,500	988,703
0.70%, 09/20/38	JPY	121,000	1,213,836
0.80%, 06/20/23	JPY	31,950	308,015

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
1.00%, 03/20/23	JPY	39,500	$382,027
1.00%, 12/20/35	JPY	101,250	1,062,256
1.20%, 12/20/34	JPY	87,450	938,737
1.20%, 03/20/35	JPY	95,250	1,023,001
1.20%, 09/20/35	JPY	78,850	848,647
1.30%, 06/20/35	JPY	77,300	842,865
1.40%, 12/20/22	JPY	27,000	263,064
1.40%, 09/20/34	JPY	122,350	1,344,769
1.50%, 06/20/32	JPY	50,900	558,155
1.50%, 03/20/33	JPY	59,400	654,469
1.50%, 03/20/34	JPY	93,350	1,035,689
1.50%, 06/20/34	JPY	96,000	1,066,490
1.60%, 06/20/30	JPY	60,800	662,196
1.60%, 03/20/32	JPY	46,700	516,344
1.60%, 06/20/32	JPY	50,100	555,024
1.60%, 03/20/33	JPY	79,100	880,933
1.60%, 12/20/33	JPY	87,850	984,469
1.70%, 12/20/22	JPY	36,000	353,429
1.70%, 09/20/31	JPY	50,400	560,407
1.70%, 12/20/31	JPY	66,600	742,176
1.70%, 03/20/32	JPY	38,300	427,699
1.70%, 06/20/32	JPY	40,750	456,030
1.70%, 09/20/32	JPY	129,450	1,451,557
1.70%, 12/20/32	JPY	102,050	1,146,604
1.70%, 06/20/33	JPY	103,350	1,167,018
1.70%, 09/20/33	JPY	92,600	1,047,510
1.80%, 06/20/23	JPY	33,000	327,874
1.80%, 12/20/23	JPY	25,000	250,701
1.80%, 06/20/30	JPY	48,100	533,016
1.80%, 09/20/30	JPY	48,850	542,811
1.80%, 06/20/31	JPY	45,800	512,865
1.80%, 09/20/31	JPY	88,950	998,493
1.80%, 12/20/31	JPY	80,100	901,291
1.80%, 03/20/32	JPY	68,850	776,450
1.80%, 12/20/32	JPY	55,950	635,178
1.90%, 03/22/21	JPY	16,950	161,465
1.90%, 06/20/22	JPY	31,000	302,883
1.90%, 09/20/22	JPY	25,900	254,345
1.90%, 09/20/23	JPY	13,000	130,181
1.90%, 12/20/23	JPY	35,000	352,180
1.90%, 03/20/24	JPY	24,050	243,239
1.90%, 03/20/25	JPY	31,500	324,585
1.90%, 06/20/25	JPY	40,200	416,206
1.90%, 12/20/28	JPY	63,050	691,802
1.90%, 03/20/29	JPY	60,350	664,084
1.90%, 09/20/30	JPY	66,200	742,039
1.90%, 03/20/31	JPY	50,950	574,260
1.90%, 06/20/31	JPY	89,400	1,010,383
2.00%, 06/21/21	JPY	25,650	245,891
2.00%, 03/21/22	JPY	36,100	351,588
2.00%, 06/20/22	JPY	28,750	281,478
2.00%, 12/20/24	JPY	53,100	546,756
2.00%, 03/20/25	JPY	50	517
2.00%, 09/20/25	JPY	42,650	445,896
2.00%, 12/20/25	JPY	56,050	588,930
2.00%, 03/20/27	JPY	38,350	412,276
2.00%, 06/20/30	JPY	51,700	582,728
2.00%, 12/20/30	JPY	55,450	628,812
2.00%, 03/20/31	JPY	57,550	654,499
2.10%, 12/20/21	JPY	32,850	318,771

Security	Par (000)		Value

Japan (continued)
2.10%, 03/20/24	JPY	57,300	$583,722
2.10%, 09/20/24	JPY	70,600	726,381
2.10%, 03/20/25	JPY	29,900	310,853
2.10%, 09/20/25	JPY	18,850	198,031
2.10%, 12/20/25	JPY	30,000	316,813
2.10%, 03/20/26	JPY	44,600	473,139
2.10%, 12/20/26	JPY	83,350	897,703
2.10%, 03/20/27	JPY	58,400	631,622
2.10%, 06/20/27	JPY	27,500	299,030
2.10%, 09/20/27	JPY	46,300	505,678
2.10%, 12/20/27	JPY	104,850	1,150,100
2.10%, 06/20/28	JPY	35,450	392,007
2.10%, 09/20/28	JPY	66,750	740,739
2.10%, 12/20/28	JPY	35,000	389,731
2.10%, 03/20/29	JPY	70,500	787,568
2.10%, 06/20/29	JPY	75,700	848,745
2.10%, 09/20/29	JPY	76,500	860,197
2.10%, 12/20/29	JPY	67,950	766,897
2.10%, 03/20/30	JPY	100,200	1,134,944
2.10%, 12/20/30	JPY	100,550	1,150,258
2.20%, 12/20/21	JPY	28,800	279,912
2.20%, 03/20/24	JPY	18,950	193,739
2.20%, 06/20/24	JPY	30,750	315,960
2.20%, 03/20/26	JPY	36,700	391,371
2.20%, 06/20/26	JPY	17,050	182,680
2.20%, 09/20/26	JPY	66,000	711,301
2.20%, 09/20/27	JPY	49,750	546,838
2.20%, 03/20/28	JPY	81,400	902,673
2.20%, 09/20/28	JPY	37,600	420,233
2.20%, 06/20/29	JPY	39,450	445,702
2.20%, 12/20/29	JPY	44,800	509,677
2.20%, 03/20/30	JPY	55,700	636,064
2.20%, 03/20/31	JPY	60,600	701,506
2.30%, 03/20/26	JPY	36,000	385,905
2.30%, 06/20/26	JPY	49,300	531,072
2.30%, 09/20/26	JPY	26,900	291,532
2.30%, 06/20/27	JPY	37,150	408,975
2.30%, 06/20/28	JPY	37,950	425,486
2.40%, 06/20/24	JPY	55,800	577,704
2.40%, 03/20/28	JPY	36,500	410,202
2.40%, 06/20/28	JPY	53,000	598,298
Japan Government Two Year Bond 0.10%, 04/01/21	JPY	53,400	500,717
0.10%, 05/01/21	JPY	85,000	797,268
0.10%, 06/01/21	JPY	62,000	581,682
0.10%, 07/01/21	JPY	83,000	778,881
0.10%, 08/01/21	JPY	88,000	825,999
0.10%, 09/01/21	JPY	98,200	921,961
0.10%, 10/01/21	JPY	96,400	905,530
0.10%, 11/01/21	JPY	100,000	939,440
0.10%, 12/01/21	JPY	69,000	648,362
0.10%, 01/01/22	JPY	104,850	985,297

			183,105,796

Netherlands — 4.6%
Netherlands Government Bond 0.00%, 01/15/22(b)(c)	EUR	1,649	1,825,656
0.00%, 01/15/24(b)(c)	EUR	1,821	2,044,604
0.25%, 07/15/25(b)	EUR	1,682	1,926,462
0.25%, 07/15/29(b)	EUR	1,404	1,628,531
0.50%, 07/15/26(b)	EUR	1,780	2,080,065

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
0.50%, 01/15/40(b)	EUR	825	$1,021,545
0.75%, 07/15/27(b)	EUR	1,721	2,057,490
0.75%, 07/15/28(b)	EUR	500	601,758
1.75%, 07/15/23(b)	EUR	1,946	2,298,133
2.00%, 07/15/24(b)	EUR	1,694	2,066,482
2.25%, 07/15/22(b)	EUR	1,703	1,986,353
2.50%, 01/15/33(b)	EUR	1,526	2,270,071
2.75%, 01/15/47(b)	EUR	1,677	3,237,942
3.25%, 07/15/21(b)	EUR	2,067	2,368,355
3.75%, 01/15/23(b)	EUR	477	584,661
3.75%, 01/15/42(b)	EUR	1,801	3,669,715
4.00%, 01/15/37(b)	EUR	1,750	3,292,010
5.50%, 01/15/28	EUR	1,045	1,677,165
7.50%, 01/15/23(b)	EUR	829	1,111,124

			37,748,122

Norway —1.3%
Norway Government Bond 1.50%, 02/19/26(b)	NOK	9,839	1,025,179
1.75%, 03/13/25(b)	NOK	10,330	1,079,138
1.75%, 02/17/27(b)	NOK	10,300	1,097,573
1.75%, 09/06/29(b)	NOK	8,800	956,848
2.00%, 05/24/23(b)	NOK	19,654	2,023,951
2.00%, 04/26/28(b)	NOK	9,928	1,087,757
3.00%, 03/14/24(b)	NOK	13,110	1,415,224
3.75%, 05/25/21(b)	NOK	17,831	1,807,431

			10,493,101

Portugal — 4.7%
Portugal Obrigacoes do Tesouro OT 0.48%, 10/18/30(b)	EUR	1,150	1,219,263
1.95%, 06/15/29(b)	EUR	2,121	2,569,073
2.13%, 10/17/28(b)	EUR	2,652	3,245,751
2.20%, 10/17/22(b)	EUR	2,495	2,888,541
2.25%, 04/18/34(b)	EUR	1,647	2,088,984
2.88%, 10/15/25(b)	EUR	2,873	3,574,131
2.88%, 07/21/26(b)	EUR	2,323	2,922,477
3.85%, 04/15/21(b)	EUR	1,073	1,221,429
3.88%, 02/15/30(b)	EUR	1,642	2,315,186
4.10%, 04/15/37(b)	EUR	2,060	3,261,536
4.10%, 02/15/45(b)	EUR	975	1,626,331
4.13%, 04/14/27(b)	EUR	2,204	3,005,964
4.95%, 10/25/23(b)	EUR	3,162	4,056,403
5.65%, 02/15/24(b)	EUR	2,965	3,928,065

			37,923,134

Singapore — 0.0%
Singapore Government Bond, 2.00%, 02/01/24	SGD	1	749

South Korea — 1.2%
Korea Monetary Stabilization Bond, 1.40%, 12/02/21	KRW	1,000,000	827,263
Korea Treasury Bond 1.13%, 09/10/39	KRW	250,000	188,159
1.25%, 12/10/22	KRW	1,500,000	1,239,782
1.38%, 09/10/24	KRW	500,000	413,708
1.38%, 12/10/29	KRW	4,000,000	3,247,949
1.88%, 06/10/29	KRW	1,500,000	1,273,746
2.00%, 03/10/49	KRW	2,000,000	1,771,144
3.00%, 12/10/42	KRW	1,000,000	1,030,787

			9,992,538

Security	Par (000)		Value

Spain — 4.7%
Spain Government Bond 0.05%, 10/31/21	EUR	841	$923,839
0.25%, 07/30/24(b)	EUR	650	716,861
0.35%, 07/30/23	EUR	871	965,667
0.40%, 04/30/22	EUR	1,000	1,107,482
0.45%, 10/31/22	EUR	800	888,882
0.50%, 04/30/30(b)	EUR	300	320,740
0.60%, 10/31/29(b)	EUR	514	558,418
0.75%, 07/30/21	EUR	647	716,540
1.00%, 10/31/50(b)	EUR	200	193,910
1.25%,10/31/30(b)	EUR	200	228,992
1.30%, 10/31/26(b)	EUR	1,005	1,164,375
1.40%, 04/30/28(b)	EUR	933	1,087,075
1.40%, 07/30/28(b)	EUR	941	1,096,719
1.45%, 10/31/27(b)	EUR	992	1,159,596
1.45%, 04/30/29(b)	EUR	448	524,137
1.50%, 04/30/27(b)	EUR	814	954,887
1.60%, 04/30/25(b)	EUR	874	1,023,446
1.85%, 07/30/35(b)	EUR	504	615,493
1.95%, 04/30/26(b)	EUR	765	917,398
1.95%, 07/30/30(b)	EUR	965	1,179,759
2.15%, 10/31/25(b)	EUR	835	1,007,676
2.35%, 07/30/33(b)	EUR	638	822,390
2.70%, 10/31/48(b)	EUR	572	807,419
2.75%, 10/31/24(b)	EUR	879	1,076,224
2.90%, 10/31/46(b)	EUR	668	968,037
3.45%, 07/30/66(b)	EUR	450	779,149
3.80%, 04/30/24(b)	EUR	903	1,136,377
4.20%, 01/31/37(b)	EUR	655	1,060,904
4.40%, 10/31/23(b)	EUR	877	1,108,901
4.65%, 07/30/25(b)	EUR	838	1,128,461
4.70%, 07/30/41(b)	EUR	462	829,485
4.80%, 01/31/24(b)	EUR	797	1,029,132
4.90%, 07/30/40(b)	EUR	635	1,154,837
5.15%, 10/31/28(b)	EUR	780	1,172,039
5.15%, 10/31/44(b)	EUR	506	987,340
5.40%, 01/31/23(b)	EUR	859	1,082,062
5.50%, 04/30/21(b)	EUR	966	1,116,271
5.75%, 07/30/32	EUR	791	1,361,753
5.85%, 01/31/22(b)	EUR	756	914,568
5.90%, 07/30/26(b)	EUR	810	1,187,836
6.00%, 01/31/29	EUR	951	1,512,825

			38,587,902

Sweden — 1.7%
Sweden Government Bond 0.75%, 05/12/28	SEK	11,815	1,301,099
0.75%, 11/12/29(b)	SEK	12,420	1,374,628
1.00%, 11/12/26(a)	SEK	13,410	1,484,516
1.50%, 11/13/23(b)	SEK	23,500	2,562,692
2.50%, 05/12/25	SEK	17,805	2,080,409
3.50%, 06/01/22	SEK	27,625	3,055,771
3.50%, 03/30/39	SEK	11,995	1,947,026

			13,806,141

Switzerland — 0.4%
Swiss Confederation Government Bond 0.50%, 05/27/30(a)	CHF	50	57,312
2.00%, 04/28/21(a)	CHF	125	133,246
4.00%, 02/11/23(a)	CHF	880	1,030,963
4.00%, 04/08/28(a)	CHF	1,478	2,103,380

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Switzerland (continued)
4.00%, 01/06/49(a)	CHF	25	$60,022

			3,384,923

United Kingdom — 4.8%
United Kingdom Gilt 0.50%, 07/22/22(a)	GBP	500	637,487
0.63%, 06/07/25(a)	GBP	1,500	1,943,867
0.88%, 10/22/29(a)	GBP	447	600,867
1.00%, 04/22/24(a)	GBP	1,125	1,471,949
1.25%, 07/22/27(a)	GBP	521	711,511
1.50%, 07/22/26(a)	GBP	484	665,029
1.50%, 07/22/47(a)	GBP	805	1,255,019
1.63%, 10/22/28(a)	GBP	611	868,562
1.63%, 10/22/54(a)	GBP	300	511,982
1.63%, 10/22/71(a)	GBP	350	711,080
1.75%, 09/07/37(a)	GBP	1,008	1,531,960
1.75%, 01/22/49(a)	GBP	465	770,053
1.75%, 07/22/57(a)	GBP	666	1,209,770
2.00%, 09/07/25(a)	GBP	238	331,933
2.25%, 09/07/23(a)	GBP	538	728,688
2.50%, 07/22/65(a)	GBP	641	1,501,942
2.75%, 09/07/24(a)	GBP	410	577,454
3.25%, 01/22/44(a)	GBP	873	1,751,174
3.50%, 01/22/45(a)	GBP	868	1,829,608
3.50%, 07/22/68(a)	GBP	601	1,789,352
3.75%, 07/22/52(a)	GBP	579	1,432,075
4.00%, 01/22/60(a)	GBP	557	1,616,905
4.25%, 12/07/27(a)	GBP	424	701,188
4.25%, 06/07/32(a)	GBP	590	1,087,982
4.25%, 03/07/36(a)	GBP	775	1,542,960
4.25%, 09/07/39(a)	GBP	525	1,114,829
4.25%, 12/07/40(a)	GBP	402	872,554
4.25%, 12/07/46(a)	GBP	613	1,473,502
4.25%, 12/07/49(a)	GBP	501	1,267,033
4.25%, 12/07/55(a)	GBP	514	1,446,915
4.50%, 09/07/34(a)	GBP	582	1,150,433
4.50%, 12/07/42(a)	GBP	678	1,569,921
4.75%, 12/07/30(a)	GBP	496	922,116
5.00%, 03/07/25(a)	GBP	583	909,588
6.00%, 12/07/28(a)	GBP	405	766,424

			39,273,712

Total Foreign Government Obligations — 94.6% (Cost: $771,115,428)			772,650,936

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)		24,711	24,711,000

Total Short-Term Investments — 3.0% (Cost: $24,711,000)			24,711,000

Total Investments in Securities — 97.6% (Cost: $795,826,428)			797,361,936

Other Assets, Less Liabilities — 2.4%			19,435,424

Net Assets — 100.0%			$816,797,360

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,577	(12,866)	24,711	$24,711,000	$198,907	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year Korea Bond	301	06/16/20	$32,619	$(396,843)
3-Year Korea Bond	76	06/16/20	6,963	4,022

				$(392,821)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	64,478,084,272	USD	52,704,123	GS	05/04/20	$213,998
KRW	30,772,958,355	USD	24,937,567	GS	06/02/20	525,572

						739,570

USD	52,410,155	KRW	64,478,084,272	GS	05/04/20	(507,966)

	Net unrealized appreciation					$231,604

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$4,022	$4,022
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$739,570	$—	$739,570

	$739,570	$4,022	$743,592

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$396,843	$396,843
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$507,966	$—	$507,966

	$507,966	$396,843	$904,809

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$176,749	$176,749
Forward foreign currency exchange contracts	(1,210,047)	—	(1,210,047)

	$(1,210,047)	$176,749	$(1,033,298)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$482,380	$482,380
Forward foreign currency exchange contracts	(16,668)	—	(16,668)

	$(16,668)	$482,380	$465,712

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,220,049
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$80,734,070
Average amounts sold — in USD	$48,620,398

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$4,022	$396,843
Forward foreign currency exchange contracts	739,570	507,966

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$743,592	$904,809
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,022)	(396,843)

Total derivative assets and liabilities subject to an MNA	$739,570	$507,966

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$739,570	$(507,966)	$ 231,604

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$507,966	$(507,966)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International Treasury Bond ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$772,650,936	$—	$772,650,936
Money Market Funds	24,711,000	—	—	24,711,000

	$24,711,000	$772,650,936	$—	$797,361,936

Derivative financial instruments(a)
Assets
Futures Contracts	$4,022	$—	$—	$4,022
Forward Foreign Currency Exchange Contracts	—	739,570	—	739,570
Liabilities
Futures Contracts	(396,843)	—	—	(396,843)
Forward Foreign Currency Exchange Contracts	—	(507,966)	—	(507,966)

	$(392,821)	$231,604	$—	$(161,217)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$50,202,605	$772,650,936
Affiliated(b)	2,204,000	24,711,000
Cash	35,021	1,150,443
Foreign currency, at value(c)	882,728	19,337,966
Cash pledged:
Futures contracts	11,000	938,000
Receivables:
Investments sold	4,855,479	1,969,316
Variation margin on futures contracts	30,661	1,453,714
Dividends	541	5,963
Interest	355,826	5,367,979
Unrealized appreciation on:
Forward foreign currency exchange contracts	68,554	739,570

Total assets	58,646,415	828,324,887

LIABILITIES
Payables:
Investments purchased	4,258,891	10,789,000
Investment advisory fees	512	230,561
Unrealized depreciation on:
Forward foreign currency exchange contracts	45,145	507,966

Total liabilities	4,304,548	11,527,527

NET ASSETS	$54,341,867	$816,797,360

NET ASSETS CONSIST OF:
Paid-in capital	$64,686,287	$826,322,914
Accumulated loss	(10,344,420)	(9,525,554)

NET ASSETS	$54,341,867	$816,797,360

Shares outstanding	700,000	16,350,000

Net asset value	$77.63	$49.96

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$50,926,122	$771,115,428
(b) Investments, at cost — Affiliated	$2,204,000	$24,711,000
(c) Foreign currency, at cost	$861,536	$19,184,170

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$17,756	$198,907
Interest — Unaffiliated	958	3,490,045
Foreign taxes withheld	(81)	(8,606)
Other foreign taxes	—	(56)

Total investment income	18,633	3,680,290

EXPENSES
Investment advisory fees	107,455	1,533,845

Total expenses	107,455	1,533,845

Less:
Investment advisory fees waived	(86,707)	—

Total expenses after fees waived	20,748	1,533,845

Net investment income (loss)	(2,115)	2,146,445

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(738,150)	(4,573,211)
In-kind redemptions — Unaffiliated	(411,951)	3,815,093
Futures contracts	6,465	176,749
Forward foreign currency exchange contracts	(104,992)	(1,210,047)
Foreign currency transactions	(35,908)	(231,683)

Net realized loss	(1,284,536)	(2,023,099)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	41,819	(12,553,900)
Futures contracts	9,862	482,380
Forward foreign currency exchange contracts	239	(16,668)
Foreign currency translations	8,437	5,158

Net change in unrealized appreciation (depreciation)	60,357	(12,083,030)

Net realized and unrealized loss	(1,224,179)	(14,106,129)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,226,294)	$(11,959,684)

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,115)	$(3,648)	$2,146,445	$5,674,193
Net realized gain (loss)	(1,284,536)	(1,328,401)	(2,023,099)	8,757,051
Net change in unrealized appreciation (depreciation)	60,357	1,532,695	(12,083,030)	49,702,596

Net increase (decrease) in net assets resulting from operations	(1,226,294)	200,646	(11,959,684)	64,133,840

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,360,805)	(2,097,162)	(2,800,772)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(11,521,633)	(7,906,349)	(72,603,031)	(9,559,875)

NET ASSETS
Total increase (decrease) in net assets	(12,747,927)	(9,066,508)	(86,659,877)	51,773,193
Beginning of period	67,089,794	76,156,302	903,457,237	851,684,044

End of period	$54,341,867	$67,089,794	$816,797,360	$903,457,237

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$78.93		$80.16		$82.78	$80.72	$78.95	$88.12

Net investment income (loss)(a)	(0.00	)(b)	(0.00	)(b)	(0.06)	(0.04)	0.00 (b)	0.15
Net realized and unrealized gain (loss)(c)	(1.30)		0.20		(2.17)	2.10	1.77	(9.12)

Net increase (decrease) from investment operations	(1.30)		0.20		(2.23)	2.06	1.77	(8.97)

Distributions(d)
From net investment income	—		(1.43)		(0.39)	—	—	(0.20)
Return of capital	—		—		—	—	—	(0.00	)(b)

Total distributions	—		(1.43)		(0.39)	—	—	(0.20)

Net asset value, end of period	$77.63		$78.93		$80.16	$82.78	$80.72	$78.95

Total Return
Based on net asset value	(1.65	)%(e)	0.25%		(2.71)%	2.55%	2.24%	(10.19)%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%		0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.07	%(f)	0.09%		0.01%	0.01%	0.20%	0.35%

Net investment income (loss)	(0.01	)%(f)	(0.01)%		(0.07)%	(0.04)%	0.01%	0.19%

Supplemental Data
Net assets, end of period (000)	$54,342		$67,090		$76,156	$78,641	$84,758	$126,323

Portfolio turnover rate(g)	29	%(e)	56%		47%	48%	53%	53%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/20 (unaudited	)	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17 (a)	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)

Net asset value, beginning of period	$50.76		$47.45	$48.72	$48.06	$45.51	$49.24

Net investment income(b)	0.12		0.30	0.33	0.37	0.45	0.64
Net realized and unrealized gain (loss)(c)	(0.80)		3.16	(1.58)	0.62	2.17	(4.24)

Net increase (decrease) from investment operations	(0.68)		3.46	(1.25)	0.99	2.62	(3.60)

Distributions(d)
From net investment income	(0.12)		(0.15)	(0.02)	(0.33)	(0.07)	—
Return of capital	—		—	—	—	—	(0.13)

Total distributions	(0.12)		(0.15)	(0.02)	(0.33)	(0.07)	(0.13)

Net asset value, end of period	$49.96		$50.76	$47.45	$48.72	$48.06	$45.51

Total Return
Based on net asset value	(1.33	)%(e)	7.31%	(2.57)%	2.13%	5.73%	(7.33)%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.49	%(f)	0.62%	0.66%	0.78%	0.93%	1.38%

Supplemental Data
Net assets, end of period (000)	$816,797		$903,457	$851,684	$811,247	$773,704	$482,424

Portfolio turnover rate(g)	19	%(e)	9%	10%	9%	9%	10%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in futures contracts in order to gain exposure to the bond markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: Each Fund use forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies of the non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Expense Waivers: For the six months ended April 30, 2020, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $86,707.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”),an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$16,588,617	$16,559,173
International Treasury Bond	188,133,776	153,499,049

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$10,794,935
International Treasury Bond	21,520,280	109,271,703

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
1-3 Year International Treasury Bond	$8,138,300
International Treasury Bond	9,046,070

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$53,279,922	$427,411	$(1,276,544)	$(849,133)
International Treasury Bond	796,976,800	25,289,644	(25,065,725)	223,919

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares redeemed	(150,000)	$(11,521,633)	(100,000)	$(7,906,349)

International Treasury Bond
Shares sold	3,700,000	$185,152,057	8,350,000	$415,125,105
Shares redeemed	(5,150,000)	(257,755,088)	(8,500,000)	(424,684,980)

Net decrease	(1,450,000)	$(72,603,031)	(150,000)	$(9,559,875)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	31

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Treasury Bond(a)	$—	$—	$0.121928	$0.121928	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	33

Glossary of Terms Used in this Report

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.13)%	(5.01)%	2.36%	4.43%	(5.01)%	12.35%	54.32%
Fund Market	(9.56)	(4.22)	2.50	4.46	(4.22)	13.14	54.72
Index	(10.02)	(4.58)	2.86	5.12	(4.58)	15.13	64.82

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 898.70	$ 1.84		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	6.8%
A	15.6
Baa	32.1
Ba	17.1
B	18.1
Caa	4.2
Ca	1.2
Not Rated	4.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.2%
Indonesia	5.1
Saudi Arabia	4.7
Russia	4.4
Qatar	4.4
Philippines	4.2
Turkey	4.1
China	3.9
United Arab Emirates	3.7
Brazil	3.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$47,805	$49,956,225

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	23,881	22,991,433

Chile — 1.8%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	27,961	26,947,414
3.15%, 01/14/30 (Call 10/14/29)(c)	18,967	18,326,864
3.15%, 01/14/30 (Call 10/14/29)(b)	6,324	6,110,565
3.63%, 08/01/27 (Call 05/01/27)(b)	35,434	35,566,877
3.70%, 01/30/50 (Call 07/30/49)(c)	11,874	10,764,523
3.70%, 01/30/50 (Call 07/30/49)(b)	37,454	33,954,392
4.38%, 02/05/49 (Call 08/05/48)(b)	29,309	30,188,270
4.50%, 09/16/25(b)	27,704	29,296,980
4.50%, 08/01/47 (Call 02/01/47)(b)	28,871	29,980,729

		221,136,614

China — 2.5%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	12,239	12,720,235
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)	13,434	13,261,877
CNAC HK Finbridge Co. Ltd. 3.38%, 06/19/24(b)	10,000	10,000,000
3.50%, 07/19/22(b)	14,965	15,091,267
4.13%, 07/19/27(b)	14,715	15,147,253
4.63%, 03/14/23(b)	17,639	18,278,414
5.13%, 03/14/28(b)	21,454	23,290,999
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	16,049	17,337,935
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(d)(e)	200	171,945
Sinopec Group Overseas Development 2012 Ltd. 3.90%, 05/17/22(b)	4,000	4,119,398
4.88%, 05/17/42(b)	11,161	13,923,347
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	17,546	18,906,464
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	16,545	17,977,177
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	17,704	18,495,808
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	16,873	17,025,912
3.63%, 04/12/27(b)	11,582	12,439,495
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (Call 08/12/29)(b)	11,387	11,763,550
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	9,500	9,838,438
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	18,279	19,781,305
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(b)	4,000	4,050,935
3.50%, 05/04/27(b)	28,102	30,540,526
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	11,049	11,646,185

		315,808,465

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/23(b)	11,313	11,602,896

Security	Par (000)	Value

Indonesia (continued)
6.53%, 11/15/28(b)	$8,091	$8,697,825
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	9,750	9,676,875
Pertamina Persero PT 4.18%, 01/21/50 (Call 07/21/49)(c)	6,086	5,157,885
4.18%, 01/21/50 (Call 07/21/49)(b)	1,400	1,186,500
4.30%, 05/20/23(b)	14,331	14,572,836
5.63%, 05/20/43(b)	12,368	12,576,710
6.00%, 05/03/42(b)	11,023	11,615,486
6.45%, 05/30/44(b)	13,472	14,911,820
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	11,022	10,942,779
5.25%, 10/24/42(b)	7,854	7,986,536
5.45%, 05/21/28(b)	8,868	9,538,643
6.15%, 05/21/48(b)	8,826	9,587,242

		128,054,033

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	27,188	26,712,210
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	26,493	30,500,066
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	25,503	24,681,326
5.38%, 04/24/30(b)	31,102	30,674,348
5.75%, 04/19/47(b)	30,494	30,341,530
6.38%, 10/24/48(b)	37,346	38,571,416

		181,480,896

Malaysia — 0.7%
Petronas Capital Ltd. 3.50%, 03/18/25(b)	37,446	39,002,349
3.50%, 04/21/30 (Call 01/21/30)(c)	2,525	2,644,306
4.50%, 03/18/45(b)	33,707	36,624,762
4.55%, 04/21/50 (Call 10/21/49)(c)	2,850	3,129,300
4.80%, 04/21/60 (Call 10/21/59)(c)	2,600	3,010,395

		84,411,112

Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	5,642	5,578,528
Comision Federal de Electricidad 4.75%, 02/23/27(b)	5,602	5,306,144
4.88%, 01/15/24(b)	9,712	9,633,090
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	14,517	12,049,110
Petroleos Mexicanos 3.50%, 01/30/23 .	6,008	5,281,408
4.50%, 01/23/26	10,312	7,940,240
4.88%, 01/18/24 .	9,498	8,189,057
5.35%, 02/12/28	17,699	13,207,879
5.95%, 01/28/31 (Call 07/28/30)(c)	13,690	9,915,667
5.95%, 01/28/31 (Call 10/28/30)(b)	3,434	2,487,246
6.35%, 02/12/48	23,194	15,510,988
6.38%, 01/23/45	12,695	8,531,040
6.49%, 01/23/27 (Call 11/23/26)(b)	17,372	14,043,525
6.50%, 03/13/27	38,713	31,357,530
6.50%, 01/23/29	14,567	11,424,534
6.50%, 06/02/41	14,239	9,522,331
6.63%, 06/15/35	21,405	15,090,525
6.75%, 09/21/47	42,294	29,193,433
6.84%, 01/23/30 (Call 10/23/29)(b)	31,268	24,496,523
6.88%, 08/04/26	21,142	17,516,147
6.95%, 01/28/60 (Call 07/28/59)(c)	20,395	14,276,500

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.95%, 01/28/60 (Call 07/28/59)(b)	$3,600	$2,520,000
7.69%, 01/23/50 (Call 07/23/49)(b)	56,407	41,459,145

		314,530,590

Peru — 0.4%
Petroleos del Peru SA 4.75%, 06/19/32(b)	23,399	22,814,025
5.63%, 06/19/47(b)	24,005	23,352,364

		46,166,389

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	20,612	24,244,865

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(b)	13,478	14,661,537
6.03%, 07/05/22(b)	9,196	9,727,644
6.80%, 11/22/25(b)	14,575	16,947,992

		41,337,173

South Africa — 0.5%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(b)	17,055	15,226,917
6.75%, 08/06/23(b)	16,269	12,039,060
7.13%, 02/11/25(b)	22,172	16,019,270
Transnet SOC Ltd., 4.00%, 07/26/22(b)	15,777	14,416,234

		57,701,481

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	30,014	32,114,980
MDGH - GMTN BV 2.50%, 11/07/24 (Call 10/07/24)(b)	13,016	13,081,080
2.88%, 11/07/29 (Call 08/07/29)(b)	10,900	10,920,438
3.70%, 11/07/49 (Call 05/07/49)(b)	23,520	22,814,400

		78,930,898

Venezuela — 0.1%
Petroleos de Venezuela SA 5.38%, 04/12/27(b)(f)	24,185	906,937
5.50%, 04/12/37(b)(f)	22,444	841,658
6.00%, 05/16/24(b)(f)	32,388	1,214,527
6.00%, 11/15/26(b)(f)	30,450	1,141,889
9.00%, 11/17/21(b)(f)	28,268	1,060,052
9.75%, 05/17/35(b)(f)	31,912	1,196,676
12.75%, 02/17/22(b)(f)	14,002	525,086

		6,886,825

Total Corporate Bonds & Notes — 12.7% (Cost: $1,758,227,934)		1,573,636,999

Foreign Government Obligations(a)

Angola — 0.7%
Angolan Government International Bond 8.00%, 11/26/29(b)	41,568	17,874,240
8.25%, 05/09/28(b)	42,708	18,364,440
9.13%, 11/26/49(b)	35,723	15,260,419
9.38%, 05/08/48(b)	41,954	17,922,224
9.50%, 11/12/25(b)	34,877	16,479,383

		85,900,706

Argentina — 1.0%
Argentine Republic Government International Bond 3.75%, 12/31/38(f)(g)	62,992	19,842,602

Security	Par (000)	Value

Argentina (continued)
4.63%, 01/11/23(f)	$22,406	$6,294,686
5.88%, 01/11/28(f)	49,720	12,181,400
6.63%, 07/06/28(f)	13,773	3,447,554
6.88%, 01/26/27(f)	44,144	10,925,640
6.88%, 01/11/48(f)	36,458	8,453,699
7.13%, 07/06/36(f)	19,687	4,706,423
7.13%, 06/28/2117(f)	31,472	7,307,405
7.50%, 04/22/26(f)	75,716	20,135,724
7.63%, 04/22/46(f)	34,134	8,362,830
8.28%, 12/31/33(f)	71,803	24,966,234

		126,624,197

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(b)	26,102	23,173,682
4.75%, 03/18/24(b)	30,163	30,389,222
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	23,684	23,698,803

		77,261,707

Bahrain — 2.3%
Bahrain Government International Bond 5.63%, 09/30/31(b)	25,717	23,113,154
6.00%, 09/19/44(b)	29,785	25,205,556
6.13%, 07/05/22(b)	31,604	31,663,257
6.13%, 08/01/23(b)	40,964	41,002,404
6.75%, 09/20/29(b)	31,231	30,235,512
7.00%, 01/26/26(b)	29,645	29,561,623
7.00%, 10/12/28(b)	38,958	38,690,164
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	23,637	23,164,260
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	22,394	22,729,910
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(b)	26,335	24,886,575

		290,252,415

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	22,123	17,968,024

Brazil — 3.5%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	19,109	19,825,587
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	13,304	13,312,315
Brazilian Government International Bond 2.63%, 01/05/23	28,149	28,236,966
4.25%, 01/07/25	58,782	60,876,109
4.50%, 05/30/29 (Call 02/28/29)	26,479	26,412,802
4.63%, 01/13/28 (Call 10/13/27)	41,376	42,824,160
4.75%, 01/14/50 (Call 07/14/49)	31,828	28,446,275
5.00%, 01/27/45	46,239	43,045,619
5.63%, 01/07/41	32,998	32,863,946
5.63%, 02/21/47	37,542	37,729,710
6.00%, 04/07/26	30,421	33,339,515
7.13%, 01/20/37	23,279	26,348,918
8.25%, 01/20/34	21,915	26,777,391
8.88%, 04/15/24	14,379	17,537,886

		437,577,199

Chile — 1.2%
Chile Government International Bond 3.24%, 02/06/28 (Call 11/06/27)	48,997	52,503,348
3.50%, 01/25/50 (Call 07/25/49)	56,730	57,864,600

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
3.86%, 06/21/47	$31,154	$33,461,343

		143,829,291

China — 1.3%
China Government International Bond 1.88%, 12/03/22(b)	16,473	16,822,549
1.95%, 12/03/24(b)	22,589	23,323,142
2.13%, 11/02/22(b)	10,941	11,252,135
2.13%, 12/03/29(b)	24,207	25,319,009
2.63%, 11/02/27(b)	12,459	13,350,597
3.25%, 10/19/23(b)	17,472	18,815,160
3.50%, 10/19/28(b)	13,238	15,203,016
Export-Import Bank of China (The) 2.88%, 04/26/26(b)	13,568	14,386,320
3.63%, 07/31/24(b)	16,126	17,375,765

		155,847,693

Colombia — 3.4%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	16,122	15,819,713
3.00%, 01/30/30 (Call 10/30/29)	13,379	12,174,890
3.88%, 04/25/27 (Call 01/25/27)	42,431	41,860,833
4.00%, 02/26/24 (Call 11/26/23)	34,593	34,992,982
4.50%, 01/28/26 (Call 10/28/25)	26,492	27,170,858
4.50%, 03/15/29 (Call 12/15/28)	36,403	36,858,037
5.00%, 06/15/45 (Call 12/15/44)	75,057	75,432,285
5.20%, 05/15/49 (Call 11/15/48)	30,538	31,530,485
5.63%, 02/26/44 (Call 08/26/43)	39,461	42,371,249
6.13%, 01/18/41	42,092	46,919,426
7.38%, 09/18/37	27,445	33,894,575
8.13%, 05/21/24	18,671	21,559,170

		420,584,503

Costa Rica — 0.7%
Costa Rica Government International Bond 4.25%, 01/26/23(b)	22,522	20,072,733
6.13%, 02/19/31(b)	33,070	26,941,716
7.00%, 04/04/44(b)	23,716	18,090,861
7.16%, 03/12/45(b)	30,775	23,764,070

		88,869,380

Croatia — 0.7%
Croatia Government International Bond 5.50%, 04/04/23(b)	36,180	39,097,013
6.00%, 01/26/24(b)	42,857	47,758,769

		86,855,782

Dominican Republic — 2.6%
Dominican Republic International Bond 4.50%, 01/30/30(c)	15,678	12,887,316
4.50%, 01/30/30(b)	3,005	2,470,110
5.50%, 01/27/25(b)	34,953	32,637,364
5.88%, 04/18/24(b)	23,669	22,803,602
5.88%, 01/30/60(c)	31,602	24,807,570
5.88%, 01/30/60(b)	4,135	3,245,975
5.95%, 01/25/27(b)	38,670	34,803,000
6.00%, 07/19/28(b)	34,291	30,754,741
6.40%, 06/05/49(b)	35,944	29,182,035
6.50%, 02/15/48(b)	22,796	18,624,332
6.85%, 01/27/45(b)	46,604	39,788,165
6.88%, 01/29/26(b)	35,938	34,343,251
7.45%, 04/30/44(b)	37,274	33,418,470

		319,765,931

Security	Par (000)	Value

Ecuador — 0.9%
Ecuador Government International Bond 7.88%, 01/23/28(b)(f)	$66,171	$18,693,307
7.95%, 06/20/24(b)(f)	45,494	14,148,634
8.75%, 06/02/23(b)(f)	42,585	13,031,010
8.88%, 10/23/27(b)(f)	56,875	15,868,125
9.50%, 03/27/30(b)(f)	35,023	10,156,670
9.63%, 06/02/27(b)(f)	25,678	7,202,679
9.65%, 12/13/26(b)(f)	53,154	14,909,697
10.75%, 01/31/29(b)(f)	48,470	13,813,950

		107,824,072

Egypt — 2.6%
Egypt Government International Bond 5.58%, 02/21/23(b)	30,410	29,526,209
5.88%, 06/11/25(b)	36,256	34,216,600
6.59%, 02/21/28(b)	28,214	25,762,909
7.05%, 01/15/32(b)	29,521	26,089,184
7.50%, 01/31/27(b)	48,323	46,752,502
7.60%, 03/01/29(b)	43,131	40,920,536
7.90%, 02/21/48(b)	38,040	32,773,838
8.50%, 01/31/47(b)	59,952	53,394,750
8.70%, 03/01/49(b)	36,672	32,832,900

		322,269,428

El Salvador — 0.3%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/06/49)(b)	27,472	20,732,775
7.65%, 06/15/35(b)	23,214	18,389,841

		39,122,616

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	21,967	18,905,349

Gabon — 0.1%
Gabon Government International Bond 6.38%, 12/12/24(b)	1,000	716,875
6.63%, 02/06/31(c)	21,040	14,780,600
6.63%, 02/06/31(b)	1,720	1,208,300

		16,705,775

Ghana — 1.1%
Ghana Government International Bond 6.38%, 02/11/27(c)	28,497	21,800,205
6.38%, 02/11/27(b)	1,800	1,377,000
7.63%, 05/16/29(b)	22,787	17,375,087
7.88%, 02/11/35(c)	22,620	17,078,100
7.88%, 02/11/35(b)	2,000	1,510,000
8.13%, 01/18/26(b)	23,287	18,978,928
8.13%, 03/26/32(b)	30,175	23,083,875
8.63%, 06/16/49(b)	25,996	19,626,980
8.95%, 03/26/51(b)	25,522	19,269,110

		140,099,285

Guatemala — 0.1%
Guatemala Government Bond 6.13%, 06/01/50 (Call 12/01/49)(b)	200	207,750
6.13%, 06/01/50 (Call 12/01/49)(c)	13,877	14,414,734

		14,622,484

Hungary —1.6%
Hungary Government International Bond 5.38%, 02/21/23	44,028	47,687,828
5.38%, 03/25/24	46,994	52,457,052
5.75%, 11/22/23	43,516	48,465,945

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
7.63%, 03/29/41	$28,806	$46,260,420

		194,871,245

India — 0.6%
Export-Import Bank of India 3.25%, 01/15/30(c)	21,390	19,598,587
3.25%, 01/15/30(b)	2,750	2,519,688
3.38%, 08/05/26(b)	24,156	23,514,356
3.88%, 02/01/28(b)	23,669	23,195,620

		68,828,251

Indonesia — 3.9%
Indonesia Government International Bond 2.85%, 02/14/30	7,100	6,895,875
2.95%, 01/11/23	8,668	8,668,693
3.38%, 04/15/23(b)	12,244	12,420,007
3.50%, 01/11/28	10,672	10,752,040
3.70%, 10/30/49	9,337	9,173,603
3.85%, 07/18/27(b)	9,483	9,797,124
3.85%, 10/15/30	8,300	8,600,875
4.10%, 04/24/28	7,367	7,742,257
4.13%, 01/15/25(b)	17,488	18,231,240
4.20%, 10/15/50	3,500	3,552,500
4.35%, 01/08/27(b)	10,474	11,115,532
4.35%, 01/11/48	14,147	14,575,831
4.45%, 04/15/70	3,500	3,482,500
4.63%, 04/15/43(b)	12,465	13,275,225
4.75%, 01/08/26(b)	22,519	24,376,817
4.75%, 02/11/29	11,375	12,469,844
4.75%, 07/18/47(b)	7,974	8,562,083
5.13%, 01/15/45(b)	16,693	18,800,491
5.25%, 01/17/42(b)	19,760	22,427,600
5.25%, 01/08/47(b)	12,344	14,072,160
5.35%, 02/11/49	9,506	11,196,286
5.38%, 10/17/23(b)	9,780	10,553,231
5.88%, 01/15/24(b)	16,487	18,156,309
5.95%, 01/08/46(b)	9,864	12,268,350
6.63%, 02/17/37(b)	15,204	19,328,085
6.75%, 01/15/44(b)	16,510	22,123,400
7.75%, 01/17/38(b)	17,866	25,191,060
8.50%, 10/12/35(b)	14,285	20,570,400
Perusahaan Penerbit SBSN Indonesia III 3.30%, 11/21/22(b)	6,413	6,479,134
3.75%, 03/01/23(b)	10,358	10,548,976
4.15%, 03/29/27(b)	19,094	19,953,230
4.33%, 05/28/25(b)	16,681	17,358,666
4.35%, 09/10/24(b)	13,238	13,840,329
4.40%, 03/01/28(b)	14,978	15,857,957
4.45%, 02/20/29(b)	10,467	11,150,626
4.55%, 03/29/26(b)	16,301	17,258,684

		490,827,020

Iraq —0.5%
Iraq International Bond 5.80%, 01/15/28 (Call 06/14/20)(b)	66,078	47,906,550
6.75%, 03/09/23(b)	23,104	17,364,100

		65,270,650

Ivory Coast — 0.6%
Ivory Coast Government International Bond 5.75%, 12/31/32 (Call 06/30/20)(b)(g)	24,055	21,018,427
6.13%, 06/15/33(b)	33,142	28,522,834

Security	Par (000)	Value

Ivory Coast (continued)
6.38%, 03/03/28(b)	$23,625	$21,026,250

		70,567,511

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	35,264	35,241,960
7.88%, 07/28/45	44,673	46,822,888
8.00%, 03/15/39	29,427	30,990,310

		113,055,158

Jordan — 0.6%
Jordan Government International Bond 5.75%, 01/31/27(b)	23,376	22,338,690
6.13%, 01/29/26(b)	24,909	24,543,149
7.38%, 10/10/47(b)	24,786	22,934,796

		69,816,635

Kazakhstan — 1.5%
Kazakhstan Government International Bond 3.88%, 10/14/24(b)	35,818	37,698,445
4.88%, 10/14/44(b)	24,349	27,613,288
5.13%, 07/21/25(b)	62,740	69,641,400
6.50%, 07/21/45(b)	35,878	47,448,655

		182,401,788

Kenya — 0.9%
Kenya Government International Bond 6.88%, 06/24/24(b)	49,759	45,156,292
7.25%, 02/28/28(b)	23,466	21,060,735
8.00%, 05/22/32(b)	29,324	26,455,746
8.25%, 02/28/48(b)	24,846	22,143,998

		114,816,771

Kuwait — 1.0%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	109,837	120,408,811

Lebanon — 0.3%
Lebanon Government International Bond 6.00%, 01/27/23(b)(f)	26,279	4,138,942
6.10%, 10/04/22(b)(f)	34,984	5,509,980
6.60%, 11/27/26(b)(f)	37,386	5,911,661
6.65%, 02/26/30(b)(f)	34,998	5,512,185
6.75%, 11/29/27(b)(f)	25,035	3,943,013
6.85%, 03/23/27(b)(f)	31,906	5,065,077
7.00%, 03/23/32(b)(f)	26,311	4,152,205

		34,233,063

Malaysia — 1.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	73,900	65,332,219
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	26,674	27,941,015
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	24,077	25,506,572

		118,779,806

Mexico — 2.5%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)	11,693	10,611,398
3.60%, 01/30/25	14,870	14,916,469
3.75%, 01/11/28	16,256	15,783,560
3.90%, 04/27/25 (Call 03/27/25)	625	630,938
4.00%, 10/02/23	21,216	21,680,100
4.13%, 01/21/26	15,825	16,121,719
4.15%, 03/28/27	22,808	22,886,402
4.35%, 01/15/47	12,751	11,260,727
4.50%, 04/22/29	25,579	25,706,895

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.50%, 01/31/50 (Call 07/31/49)	$20,840	$18,703,900
4.60%, 01/23/46	21,243	19,291,299
4.60%, 02/10/48	18,526	16,895,712
4.75%, 04/27/32 (Call 01/27/32)	2,000	2,014,000
4.75%, 03/08/44	29,538	27,488,801
5.00%, 04/27/51 (Call 10/27/50)	1,725	1,647,375
5.55%, 01/21/45	20,219	21,046,715
5.75%, 10/12/2110	19,312	18,364,505
6.05%, 01/11/40	21,924	23,917,714
6.75%, 09/27/34	13,190	15,852,731
8.30%, 08/15/31	8,337	10,999,629

		315,820,589

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	22,747	20,159,529

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	35,802	37,166,951

Nigeria — 1.4%
Nigeria Government International Bond 6.50%, 11/28/27(b)	35,254	26,561,686
7.14%, 02/23/30(b)	30,703	23,113,602
7.63%, 11/21/25(b)	26,912	22,505,160
7.63%, 11/28/47(b)	36,467	26,655,098
7.70%, 02/23/38(b)	33,758	24,896,525
7.88%, 02/16/32(b)	37,194	28,209,324
8.75%, 01/21/31(b)	23,364	18,691,200

		170,632,595

Oman — 2.4%
Oman Government International Bond 4.13%, 01/17/23(b)	26,921	23,421,270
4.75%, 06/15/26(b)	49,214	37,371,881
5.38%, 03/08/27(b)	41,039	31,151,166
5.63%, 01/17/28(b)	48,007	36,605,337
6.00%, 08/01/29(b)	45,672	34,796,355
6.50%, 03/08/47(b)	42,386	29,405,288
6.75%, 01/17/48(b)	55,296	38,776,320
Oman Sovereign Sukuk SAOC 4.40%, 06/01/24(b)	38,891	36,071,403
5.93%, 10/31/25(b)	29,467	27,791,064

		295,390,084

Pakistan — 0.6%
Pakistan Government International Bond 6.88%, 12/05/27(b)	37,571	32,451,951
8.25%, 04/15/24(b)	23,396	22,036,108
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(b)	23,133	21,166,695

		75,654,754

Panama — 3.2%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	37,027	37,698,114
3.75%, 03/16/25 (Call 12/16/24)	31,191	32,760,297
3.88%, 03/17/28 (Call 12/17/27)	33,236	35,832,563
4.00%, 09/22/24 (Call 06/24/24)	29,668	31,410,995
4.30%, 04/29/53	45,889	50,420,539
4.50%, 05/15/47 (Call 11/15/46)	28,614	32,083,448
4.50%, 04/16/50 (Call 10/16/49)	43,871	49,135,520
4.50%, 04/01/56 (Call 10/01/55)	55,379	62,301,375

Security	Par (000)	Value

Panama (continued)
6.70%, 01/26/36	$47,803	$62,562,176

		394,205,027

Paraguay —0.2%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(c)	2,825	2,895,625
6.10%, 08/11/44(b)	23,790	25,960,837

		28,856,462

Peru — 2.4%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 12/23/25) .	1,450	1,471,750
2.78%, 01/23/31 (Call 10/23/30)	5,125	5,278,750
4.13%, 08/25/27	26,531	29,839,084
5.63%, 11/18/50	60,351	89,715,533
6.55%, 03/14/37	30,353	43,490,158
7.35%, 07/21/25	37,200	46,569,750
8.75%, 11/21/33	52,283	82,378,402

		298,743,427

Philippines — 3.9%
Philippine Government International Bond 2.46%, 05/05/30 .	4,250	4,324,375
2.95%, 05/05/45 .	3,975	4,084,313
3.00%, 02/01/28	37,412	39,395,958
3.70%, 03/01/41	34,889	40,056,933
3.70%, 02/02/42	36,796	42,441,886
3.75%, 01/14/29	27,394	30,655,598
3.95%, 01/20/40	33,501	38,819,284
4.20%, 01/21/24	26,563	28,546,924
5.00%, 01/13/37	22,964	29,178,632
5.50%, 03/30/26	17,165	20,066,958
6.38%, 01/15/32	17,316	23,436,124
6.38%, 10/23/34	33,043	46,993,342
7.75%, 01/14/31	30,916	45,262,956
9.50%, 02/02/30	34,329	54,561,654
10.63%, 03/16/25	23,977	32,818,519

		480,643,456

Poland — 1.2%
Republic of Poland Government International Bond 3.00%, 03/17/23	47,970	50,263,566
3.25%, 04/06/26	43,312	47,210,080
4.00%, 01/22/24	49,009	53,176,725

		150,650,371

Qatar — 4.3%
Qatar Government International Bond 3.25%, 06/02/26(b)	46,229	48,944,954
3.38%, 03/14/24(b)	25,622	27,071,244
3.40%, 04/16/25(c)	2,925	3,112,383
3.75%, 04/16/30(c)	7,475	8,175,781
3.88%, 04/23/23(b)	41,799	44,359,189
4.00%, 03/14/29(b)	53,458	59,472,025
4.40%, 04/16/50(c)	6,300	7,158,373
4.50%, 04/23/28(b)	38,157	43,689,765
4.63%, 06/02/46(b)	24,805	29,223,391
4.82%, 03/14/49(b)	78,286	94,187,844
5.10%, 04/23/48(b)	75,771	94,548,001
5.75%, 01/20/42(b)	11,030	14,680,241
6.40%, 01/20/40(b)	9,593	13,559,106
9.75%, 06/15/30(b)	12,703	20,233,497

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	$22,261	$23,207,092

		531,622,886

Romania — 1.0%
Romanian Government International Bond 4.38%, 08/22/23(b)	36,032	37,450,760
4.88%, 01/22/24(b)	26,370	27,985,162
5.13%, 06/15/48(b)	28,304	29,896,100
6.13%, 01/22/44(b)	24,544	29,207,360

		124,539,382

Russia — 4.0%
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(b)	31,600	34,286,000
4.38%, 03/21/29(b)	38,600	42,653,000
4.75%, 05/27/26(b)	36,600	40,552,800
4.88%, 09/16/23(b)	36,600	39,905,438
5.10%, 03/28/35(b)	51,200	60,048,000
5.25%, 06/23/47(b)	89,000	110,499,062
5.63%, 04/04/42(b)	37,400	47,521,375
5.88%, 09/16/43(b)	20,000	26,275,000
7.50%, 03/31/30(b)(g)	31,341	35,601,888
12.75%, 06/24/28(b)	32,743	55,090,097

		492,432,660

Saudi Arabia — 4.6%
KSA Sukuk Ltd. 2.97%, 10/29/29(b)	23,351	23,876,398
3.63%, 04/20/27(b)	37,720	39,606,000
4.30%, 01/19/29(b)	15,998	17,797,775
Saudi Government International Bond 2.50%, 02/03/27(c)	9,845	9,731,783
2.50%, 02/03/27(b)	2,400	2,372,400
2.75%, 02/03/32(c)	5,999	5,759,040
2.75%, 02/03/32(b)	3,100	2,976,000
2.88%, 03/04/23(b)	29,079	29,776,896
2.90%, 10/22/25(c)	5,375	5,444,854
3.25%, 10/26/26(b)	53,011	54,654,341
3.25%, 10/22/30(c)	5,550	5,613,825
3.63%, 03/04/28(b)	46,069	48,343,657
3.75%, 01/21/55(c)	23,408	21,418,320
3.75%, 01/21/55(b)	2,400	2,196,000
4.00%, 04/17/25(b)	42,259	45,069,223
4.38%, 04/16/29(b)	36,867	41,072,142
4.50%, 04/17/30(b)	28,499	31,918,880
4.50%, 10/26/46(b)	59,428	61,656,550
4.50%, 04/22/60(c)	5,375	5,361,540
4.63%, 10/04/47(b)	39,784	41,693,632
5.00%, 04/17/49(b)	32,509	35,891,968
5.25%, 01/16/50(b)	31,791	36,013,242

		568,244,466

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(b)	26,736	23,419,065
6.75%, 03/13/48(b)	24,368	20,293,975

		43,713,040

South Africa — 2.2%
Republic of South Africa Government International Bond 4.30%, 10/12/28	37,851	31,700,213
4.67%, 01/17/24	23,289	23,012,443
4.85%, 09/27/27	17,752	15,949,063
4.85%, 09/30/29	34,474	29,561,455

Security	Par (000)	Value

South Africa (continued)
4.88%, 04/14/26	$23,713	$22,016,038
5.00%, 10/12/46	19,922	14,904,146
5.38%, 07/24/44	17,999	13,954,850
5.65%, 09/27/47	25,884	20,383,650
5.75%, 09/30/49	53,064	41,323,590
5.88%, 09/16/25	37,775	37,680,562
5.88%, 06/22/30	24,653	22,557,495

		273,043,505

Sri Lanka — 1.3%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	30,638	17,898,873
5.88%, 07/25/22(b)	20,191	12,460,001
6.20%, 05/11/27(b)	37,049	21,025,308
6.75%, 04/18/28(b)	31,433	17,406,024
6.83%, 07/18/26(b)	25,991	14,782,381
6.85%, 03/14/24(b)	24,458	14,353,911
6.85%, 11/03/25(b)	37,637	21,483,764
7.55%, 03/28/30(b)	38,001	21,423,064
7.85%, 03/14/29(b)	34,735	19,535,311

		160,368,637

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	20,948	18,905,570

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	21,420	17,979,412

Turkey —4.0%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(b)	7,235	6,595,155
5.00%, 04/06/23(b)	10,856	10,408,190
Turkey Government International Bond 3.25%, 03/23/23	16,742	15,439,263
4.25%, 03/13/25 .	5,000	4,448,437
4.25%, 04/14/26	14,138	12,163,098
4.88%, 10/09/26	27,044	23,790,269
4.88%, 04/16/43	28,157	20,449,021
5.13%, 02/17/28	22,663	19,716,810
5.25%, 03/13/30	10,800	8,977,500
5.60%, 11/14/24	18,598	17,726,219
5.75%, 03/22/24	24,364	23,511,260
5.75%, 05/11/47	31,929	24,226,129
6.00%, 03/25/27	35,039	32,203,031
6.00%, 01/14/41	27,804	22,277,955
6.13%, 10/24/28	20,774	18,930,307
6.25%, 09/26/22	23,879	23,923,773
6.35%, 08/10/24 .	22,118	21,682,552
6.63%, 02/17/45	28,069	23,604,275
6.75%, 05/30/40	18,341	15,773,260
6.88%, 03/17/36	26,026	23,472,199
7.25%, 12/23/23	18,297	18,502,841
7.25%, 03/05/38 .	9,514	8,895,590
7.38%, 02/05/25	32,077	32,477,962
7.63%, 04/26/29	28,254	27,830,190
8.00%, 02/14/34	17,036	17,248,950
11.88%, 01/15/30	14,430	18,168,272

		492,442,508

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 2.3%
Ukraine Government International Bond 7.38%, 09/25/32(b)	$75,610	$66,985,734
7.75%, 09/01/22(b)	31,625	30,043,750
7.75%, 09/01/23(b)	32,894	31,167,065
7.75%, 09/01/24(b)	33,317	31,484,565
7.75%, 09/01/25(b)	32,523	30,376,482
7.75%, 09/01/26(b)	33,161	30,773,408
7.75%, 09/01/27(b)	31,822	29,308,062
9.75%, 11/01/28(b)	39,150	38,367,000

		288,506,066

United Arab Emirates — 3.0%
Abu Dhabi Government International Bond 2.13%, 09/30/24(b)	27,150	27,523,313
2.50%, 10/11/22(b)	42,842	43,752,393
2.50%, 04/16/25(c)	5,000	5,137,484
2.50%, 09/30/29(b)	35,268	35,708,850
3.13%, 05/03/26(b)	40,951	43,446,452
3.13%, 10/11/27(b)	58,749	62,420,812
3.13%, 04/16/30(c)	6,375	6,757,447
3.13%, 09/30/49(b)	52,603	50,416,688
3.88%, 04/16/50(c)	2,825	3,001,537
4.13%, 10/11/47(b)	45,835	51,578,698
RAK Capital, 3.09%, 03/31/25(b)	13,452	13,346,906
Sharjah Sukuk Program Ltd. 3.85%, 04/03/26(b)	13,032	13,296,713
4.23%, 03/14/28(b)	15,744	16,270,440

		372,657,733

Uruguay —2.6%
Uruguay Government International Bond 4.38%, 10/27/27	38,811	42,279,692
4.38%, 01/23/31 (Call 10/23/30)	36,152	39,778,621
4.50%, 08/14/24	24,223	25,895,649
4.98%, 04/20/55	62,665	71,007,889
5.10%, 06/18/50	96,496	109,492,578
7.63%, 03/21/36	26,907	37,190,647

		325,645,076

Venezuela — 0.0%
Venezuela Government International Bond 9.25%, 09/15/27(f)	2,528	214,880
12.75%, 08/23/22(b)(f)	4,840	411,400

		626,280

Security	Par/ Shares (000)	Value

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	$23,173	$23,912,606

Zambia — 0.1%
Zambia Government International Bond 8.50%, 04/14/24(b)	23,809	7,760,246
8.97%, 07/30/27(b)	30,414	9,799,011

		17,559,257

Total Foreign Government Obligations — 85.1% (Cost: $12,125,218,460)		10,574,884,875

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(h)(i)	31,200	31,200,000

Total Short-Term Investments — 0.3% (Cost: $31,200,000)		31,200,000

Total Investments in Securities — 98.1% (Cost: $13,914,646,394)		12,179,721,874

Other Assets, Less Liabilities — 1.9%		236,726,704

Net Assets — 100.0%		$12,416,448,578

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	98,438	(67,238)	31,200	$31,200,000	$418,622	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,573,636,999	$—	$1,573,636,999
Foreign Government Obligations	—	10,574,884,875	—	10,574,884,875
Money Market Funds	31,200,000	—	—	31,200,000

	$31,200,000	$12,148,521,874	$—	$12,179,721,874

See notes to financial statements.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$12,148,521,874
Affiliated(b)	31,200,000
Cash	77,110
Receivables:
Investments sold	164,044,117
Capital shares sold	36,578,303
Dividends	18,804
Interest	160,125,448

Total assets	12,540,565,656

LIABILITIES
Payables:
Investments purchased	120,256,955
Investment advisory fees	3,860,123

Total liabilities	124,117,078

NET ASSETS	$12,416,448,578

NET ASSETS CONSIST OF:
Paid-in capital	$14,721,619,441
Accumulated loss	(2,305,170,863)

NET ASSETS	$12,416,448,578

Shares outstanding	124,900,000

Net asset value	$99.41

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$13,883,446,394
(b) Investments, at cost — Affiliated	$31,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends —Affiliated	$418,622
Interest — Unaffiliated	336,669,708
Other income — Unaffiliated	178,678
Foreign taxes withheld	97

Total investment income	337,267,105

EXPENSES
Investment advisory fees	28,301,765

Total expenses	28,301,765

Net investment income	308,965,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(84,595,401)
In-kind redemptions — Unaffiliated	(64,595,839)

Net realized loss	(149,191,240)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,730,585,741)

Net change in unrealized appreciation (depreciation)	(1,730,585,741)

Net realized and unrealized loss	(1,879,776,981)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,570,811,641)

See notes to financial statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$308,965,340	$743,588,755
Net realized gain (loss)	(149,191,240)	160,512,638
Net change in unrealized appreciation (depreciation)	(1,730,585,741)	1,198,822,979

Net increase (decrease) in net assets resulting from operations	(1,570,811,641)	2,102,924,372

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(329,558,928)	(872,461,442)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(165,487,292)	(1,492,886,987)

NET ASSETS
Total decrease in net assets	(2,065,857,861)	(262,424,057)
Beginning of period	14,482,306,439	14,744,730,496

End of period	$12,416,448,578	$14,482,306,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$113.14		$104.57	$115.92	$114.74	$108.36	$114.15

Net investment income(a)	2.33		5.25	5.07	5.33	5.39	5.08
Net realized and unrealized gain (loss)(b)	(13.57)		9.44	(11.50)	1.02	6.57	(5.75)

Net increase (decrease) from investment operations	(11.24)		14.69	(6.43)	6.35	11.96	(0.67)

Distributions(c)
From net investment income	(2.49)		(6.12)	(4.92)	(5.17)	(5.58)	(5.12)

Total distributions	(2.49)		(6.12)	(4.92)	(5.17)	(5.58)	(5.12)

Net asset value, end of period	$99.41		$113.14	$104.57	$115.92	$114.74	$108.36

Total Return
Based on net asset value	(10.13	)%(d)	14.50%	(5.68)%	5.74%	11.35%	(0.55)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.54%	0.59%	0.60%

Total expenses after fees waived	0.39	%(e)	0.39%	0.39%	0.40%	0.40%	0.40%

Net investment income	4.27	%(e)	4.81%	4.60%	4.69%	4.81%	4.61%

Supplemental Data
Net assets, end of period (000)	$12,416,449		$14,482,306	$14,744,730	$11,928,210	$9,649,296	$4,464,443

Portfolio turnover rate(f)	5	%(d)	11%	15%	26%	32%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The cost basis of securities at October 31, 2019 has been adjusted to $14,378,585,622.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Sub-Adviser: Effective February 28, 2020, BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$28,797,543	$30,892,952	$1,481,297

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$814,769,633	$726,134,610

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,033,730,459	$4,334,221,556

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $375,756,539.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$13,994,470,561	$146,083,966	$(1,960,832,653)	$(1,814,748,687)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	39,200,000	$4,268,713,162	72,300,000	$7,852,920,951
Shares redeemed	(42,300,000)	(4,434,200,454)	(85,300,000)	(9,345,807,938)

Net decrease	(3,100,000)	$(165,487,292)	(13,000,000)	$(1,492,886,987)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares J.P. Morgan USD Emerging Markets Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$2.490762	$—	$—	$2.490762	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	23

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
•	iShares Convertible Bond ETF | ICVT | Cboe BZX
•	iShares Floating Rate Bond ETF | FLOT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.16%	11.74%	4.52%	4.13%	11.74%	24.75%	39.41%
Fund Market	4.57	11.96	4.62	4.17	11.96	25.34	39.85
Index	4.25	11.89	4.63	4.32	11.89	25.39	41.50

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,041.60	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	34.9%
5-10 Years	27.1
10-15 Years	4.5
15-20 Years	8.7
More than 20 Years	24.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank of America Corp., 3.59%, 07/21/28	0.3%
Home Depot Inc. (The), 5.88%, 12/16/36	0.3
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.3
Wells Fargo & Co., 4.30%, 07/22/27	0.3
Bristol-Myers Squibb Co., 4.25%, 10/26/49	0.3
HSBC Holdings PLC, 4.04%, 03/13/28	0.3
TWDC Enterprises 18 Corp., 3.70%, 12/01/42	0.3
Citigroup Inc., 4.41%, 03/31/31	0.2
Morgan Stanley, 6.38%, 07/24/42	0.2
Abbott Laboratories, 4.90%, 11/30/46	0.2

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.42%	4.64%	7.41%	4.64%	42.07%
Fund Market	4.74	4.93	7.51	4.93	42.75
Index	4.32	4.64	7.80	4.64	44.62

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.20	$1.02		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	6.0%
1-5 Years	66.6
5-10 Years	22.5
15-20 Years	2.0
More than 20 Years	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Carnival Corp., 5.75%, 04/01/23	2.1%
Tesla Inc., 2.00%, 05/15/24	2.0
Tesla Inc., 1.25%, 03/01/21	2.0
Microchip Technology Inc., 1.63%, 02/15/27	1.7
Tesla Inc., 2.38%, 03/15/22	1.6
DISH Network Corp., 3.38%, 08/15/26	1.5
ServiceNow Inc. , 06/01/22	1.3
Palo Alto Networks Inc., 0.75%, 07/01/23	1.2
DexCom Inc., 0.75%, 12/01/23	1.2
Microchip Technology Inc., 1.63%, 02/15/25	1.1

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.80)%	0.70%	1.45%	1.24%	0.70%	7.47%	11.57%
Fund Market	(0.92)	0.62	1.43	1.23	0.62	7.37	11.50
Index	(0.50)	1.12	1.74	1.49	1.12	9.03	13.98

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$992.00	$0.99		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	12.2%
Aa	20.6
A	49.6
Baa	15.8
Ba	0.9
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	33.3%
1-5 Years	66.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.1%
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	$170	$174,716
2.13%, 08/15/26 (Call 05/15/26)	545	566,222
2.25%, 11/15/22 (Call 08/15/22)	635	654,475
2.38%, 11/15/24 (Call 09/15/24)	110	115,581
2.63%, 11/15/27 (Call 08/15/27)	868	912,936
3.00%, 05/11/21	225	229,538
3.38%, 05/15/23 (Call 04/15/23)	303	323,798
3.50%, 05/15/25 (Call 03/15/25)	225	247,534
3.60%, 11/15/42 (Call 05/14/42)	113	130,863
3.63%, 04/01/30 (Call 01/01/30)	275	316,734
3.75%, 05/15/28 (Call 02/15/28)	610	692,252
3.88%, 07/15/21 (Call 04/15/21)	129	132,528
4.25%, 04/01/40 (Call 10/01/39)	350	431,771
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)	50	53,585
3.35%, 09/15/21	350	362,768
3.55%, 01/15/26 (Call 10/15/25)	894	1,005,026
3.80%, 03/01/45 (Call 09/01/44)(a)	50	60,576
4.07%, 12/15/42	490	607,335
4.09%, 09/15/52 (Call 03/15/52)	175	227,042
4.70%, 05/15/46 (Call 11/15/45)	895	1,222,293
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	549	569,824
4.88%, 10/15/40	242	315,754

		9,353,151

Agriculture — 0.9%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	425	450,470
2.75%, 03/27/25 (Call 02/27/25)	90	95,648
3.75%, 09/15/47 (Call 03/15/47)	225	257,015
4.02%, 04/16/43	289	338,566
4.50%, 03/15/49 (Call 09/15/48)	235	309,838
4.54%, 03/26/42	155	193,214
Philip Morris International Inc. 2.13%, 05/10/23 (Call 03/10/23)	218	223,559
2.38%, 08/17/22 (Call 07/17/22)	821	844,546
2.50%, 08/22/22(a)	536	553,688
2.50%, 11/02/22 (Call 10/02/22)	140	145,049
2.63%, 02/18/22 (Call 01/18/22)	185	189,966
2.63%, 03/06/23	215	223,890
2.75%, 02/25/26 (Call 11/25/25)	109	115,571
2.90%, 11/15/21	65	66,783
3.13%, 08/17/27 (Call 05/17/27)	395	424,641
3.13%, 03/02/28 (Call 12/02/27)	105	113,006
3.25%, 11/10/24	200	216,094
3.38%, 08/11/25 (Call 05/11/25)	185	202,780
3.38%, 08/15/29 (Call 05/15/29)	175	192,077
3.60%, 11/15/23	233	250,547
3.88%, 08/21/42(a)	325	354,630
4.13%, 03/04/43	305	343,067
4.25%, 11/10/44	513	595,183
4.38%, 11/15/41	267	307,883
4.50%, 03/20/42	225	264,746
4.88%, 11/15/43	193	238,147
6.38%, 05/16/38	300	425,703

		7,936,307

Security	Par (000)	Value

Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 10/01/26	$21	$17,023
Series 2015-1, Class A, 3.38%, 05/01/27	396	320,632
JetBlue 2019-1 Class AA Pass Through Trust,
Series AA, Class 2019-1, 2.75%, 05/15/32(a)	190	164,823
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	486	422,590
Series 2014-1, Class A, 4.00%, 04/11/26	11698,491
Series 2014-2, Class A, 3.75%, 09/03/26	687	574,715
Series 2016-1, Class AA, 3.10%, 07/07/28	108	94,408
Series 2016-2, Class AA, 2.88%, 10/07/28	61	51,264

		1,743,946

Apparel — 0.4%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	97	100,915
2.38%, 11/01/26 (Call 08/01/26)	315	337,620
2.40%, 03/27/25 (Call 02/27/25)	390	410,939
2.85%, 03/27/30 (Call 12/27/29)	704	763,453
3.25%, 03/27/40 (Call 09/27/39)	475	515,859
3.38%, 11/01/46 (Call 05/01/46)	420	466,759
3.38%, 03/27/50 (Call 09/27/49)	100	112,365
3.63%, 05/01/43 (Call 11/01/42)	622	710,641
3.88%, 11/01/45 (Call 05/01/45)	185	219,199

		3,637,750

Auto Manufacturers — 1.3%
American Honda Finance Corp. 1.65%, 07/12/21	195	194,249
1.70%, 09/09/21(a)	260	259,072
1.95%, 05/10/23	190	188,666
2.20%, 06/27/22	140	140,664
2.30%, 09/09/26	566	559,740
2.35%, 01/08/27	315	307,522
2.60%, 11/16/22	295	299,189
2.90%, 02/16/24(a)	635	647,300
3.50%, 02/15/28	391	408,599
3.63%, 10/10/23	360	375,930
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	417	451,090
4.88%, 10/01/43 (Call 04/01/43)(a)	410	539,941
Daimler Finance North America LLC, 8.50%, 01/18/31	615	815,422
Toyota Motor Corp. 2.36%, 07/02/24	185	190,489
3.67%, 07/20/28	56	62,043
Toyota Motor Credit Corp. 1.80%, 02/13/25	200	201,442
2.15%, 09/08/22(a)	335	340,792
2.15%, 02/13/30	85	84,180
2.25%, 10/18/23	913	935,752
2.60%, 01/11/22	943	962,558
2.63%, 01/10/23(a)	322	332,739
2.65%, 04/12/22	95	97,551
2.70%, 01/11/23	315	326,365
2.80%, 07/13/22	144	148,645
2.90%, 04/17/24	573	602,487
3.20%, 01/11/27	202	216,708
3.30%, 01/12/22	410	423,382
3.40%, 09/15/21	200	205,630
3.45%, 09/20/23	355	377,908

		10,696,055

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	$639	$669,596
4.15%, 10/01/25 (Call 07/01/25)	225	240,860

		910,456

Banks — 31.4%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	100	101,912
2.63%, 05/19/22	585	601,234
2.63%, 11/09/22	765	790,513
3.70%, 11/16/25	35	38,684
Banco Santander SA 2.71%, 06/27/24	635	651,986
3.31%, 06/27/29	935	971,867
3.50%, 04/11/22	100	102,052
3.80%, 02/23/28	430	448,056
3.85%, 04/12/23	200	207,302
4.38%, 04/12/28	275	297,982
Bank of America Corp. 2.02%, 02/13/26 (Call 02/13/25)(a)(b)	365	367,022
2.46%, 10/22/25 (Call 10/22/24)(b)	162	165,583
2.50%, 10/21/22 (Call 10/21/21)	480	488,885
2.50%, 02/13/31 (Call 02/13/30)(b)	625	632,150
2.59%, 04/29/31 (Call 04/29/30)(b)	200	205,304
2.82%, 07/21/23 (Call 07/21/22)(b)	865	887,853
2.88%, 04/24/23 (Call 04/24/22)(b)	647	662,793
2.88%, 10/22/30 (Call 10/22/29)(b)	665	687,976
3.00%, 12/20/23 (Call 12/20/22)(b)	705	729,111
3.09%, 10/01/25 (Call 10/01/24)(b)	1,023	1,071,112
3.12%, 01/20/23 (Call 01/20/22)(b)	559	573,221
3.19%, 07/23/30 (Call 07/23/29)(b)	620	662,272
3.25%, 10/21/27 (Call 10/21/26)(a)	413	441,034
3.30%, 01/11/23	652	682,931
3.37%, 01/23/26 (Call 01/23/25)(b)	670	713,108
3.42%, 12/20/28 (Call 12/20/27)(b)	1,127	1,208,899
3.46%, 03/15/25 (Call 03/15/24)(b)	560	592,855
3.50%, 05/17/22 (Call 05/17/21)(b)	335	341,636
3.50%, 04/19/26	1,100	1,196,349
3.55%, 03/05/24 (Call 03/05/23)(b)	410	430,820
3.56%, 04/23/27 (Call 04/23/26)(b)	402	433,565
3.59%, 07/21/28 (Call 07/21/27)(b)	2,224	2,411,617
3.71%, 04/24/28 (Call 04/24/27)(b)	350	381,160
3.82%, 01/20/28 (Call 01/20/27)(b)	280	306,292
3.86%, 07/23/24 (Call 07/23/23)(b)	265	282,543
3.88%, 08/01/25	465	510,919
3.95%, 01/23/49 (Call 01/23/48)(b)	231	268,715
3.97%, 03/05/29 (Call 03/05/28)(b)	410	456,867
3.97%, 02/07/30 (Call 02/07/29)(b)	485	544,058
4.00%, 04/01/24(a)	1,095	1,189,860
4.08%, 04/23/40 (Call 04/23/39)(b)	100	115,189
4.08%, 03/20/51 (Call 03/20/50)(b)	1,115	1,343,441
4.10%, 07/24/23	361	390,530
4.13%, 01/22/24	680	739,221
4.24%, 04/24/38 (Call 04/24/37)(b)	595	699,333
4.27%, 07/23/29 (Call 07/23/28)(b)	1,235	1,404,220
4.33%, 03/15/50 (Call 03/15/49)(a)(b)	400	497,820
4.44%, 01/20/48 (Call 01/20/47)(b)	290	354,737
4.88%, 04/01/44	215	278,290
5.00%, 01/21/44	675	882,981
5.88%, 02/07/42	304	440,274

Security	Par (000)	Value

Banks (continued)
Bank of Montreal 1.90%, 08/27/21	$400	$404,220
2.35%, 09/11/22	1,404	1,445,558
2.55%, 11/06/22 (Call 10/06/22)	830	858,154
2.90%, 03/26/22	950	978,044
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	375	378,870
2.10%, 10/24/24	200	206,216
2.20%, 08/16/23 (Call 06/16/23)	380	391,898
2.45%, 08/17/26 (Call 05/17/26)	697	731,822
2.60%, 02/07/22 (Call 01/07/22)	344	353,474
2.66%, 05/16/23 (Call 05/16/22)(b)	410	421,341
2.80%, 05/04/26 (Call 02/04/26)	385	409,355
3.00%, 10/30/28 (Call 07/30/28)	449	474,804
3.25%, 09/11/24 (Call 08/11/24)	321	345,505
3.25%, 05/16/27 (Call 02/16/27)	423	461,442
3.30%, 08/23/29 (Call 05/23/29)	225	247,714
3.40%, 05/15/24 (Call 04/15/24)	466	502,301
3.40%, 01/29/28 (Call 10/29/27)	523	580,629
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	210	228,835
3.50%, 04/28/23	425	454,180
3.55%, 09/23/21 (Call 08/23/21)	325	334,659
3.85%, 04/28/28(a)	150	172,668
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	264	288,415
Series G, 3.00%, 02/24/25 (Call 01/24/25)	175	188,995
Bank of Nova Scotia (The) 1.63%, 05/01/23	75	75,032
1.95%, 02/01/23	265	268,032
2.00%, 11/15/22	50	50,655
2.20%, 02/03/25	197	200,505
2.38%, 01/18/23	50	51,324
2.45%, 09/19/22	761	785,626
2.70%, 03/07/22	1,227	1,262,448
2.70%, 08/03/26	511	536,065
2.80%, 07/21/21(a)	150	152,621
3.40%, 02/11/24	450	478,606
BNP Paribas SA, 3.25%, 03/03/23	425	449,110
BPCE SA 2.75%, 12/02/21	50	50,940
3.38%, 12/02/26	420	453,550
Canadian Imperial Bank of Commerce 2.25%, 01/28/25	125	126,249
2.55%, 06/16/22	1,215	1,248,327
2.61%, 07/22/23 (Call 07/22/22)(b)	100	101,785
3.50%, 09/13/23	550	591,338
Citibank N.A. 2.84%, 05/20/22 (Call 04/20/22)(b)	775	785,036
3.40%, 07/23/21 (Call 06/23/21)	400	409,792
3.65%, 01/23/24 (Call 12/23/23)	400	429,992
Citigroup Inc. 2.31%, 11/04/22 (Call 11/04/21)(b)	375	377,812
2.67%, 01/29/31 (Call 01/29/30)(b)	855	860,361
2.70%, 10/27/22 (Call 09/27/22)	105	107,529
2.88%, 07/24/23 (Call 07/24/22)(b)	1,000	1,024,710
2.90%, 12/08/21 (Call 11/08/21)	396	403,318
2.98%, 11/05/30 (Call 11/05/29)(b)	1,025	1,046,617
3.11%, 04/08/26 (Call 04/08/25)(b)	100	104,709
3.14%, 01/24/23 (Call 01/24/22)(b)	110	112,747
3.20%, 10/21/26 (Call 07/21/26)	245	258,188
3.30%, 04/27/25	800	847,688

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24)(b)	$1,033	$1,085,569
3.40%, 05/01/26	815	870,298
3.52%, 10/27/28 (Call 10/27/27)(b)	1,009	1,073,778
3.67%, 07/24/28 (Call 07/24/27)(b)	310	331,015
3.70%, 01/12/26	447	482,697
3.88%, 10/25/23	280	299,141
3.89%, 01/10/28 (Call 01/10/27)(b)	695	750,718
3.98%, 03/20/30 (Call 03/20/29)(b)	950	1,045,931
4.04%, 06/01/24 (Call 06/01/23)(b)	795	848,496
4.08%, 04/23/29 (Call 04/23/28)(b)	685	757,329
4.28%, 04/24/48 (Call 10/24/47)(b)	207	242,529
4.41%, 03/31/31 (Call 03/31/30)(b)	1,775	2,043,398
4.50%, 01/14/22	300	314,499
4.65%, 07/30/45	530	641,401
4.65%, 07/23/48 (Call 06/23/48)	1,095	1,336,710
5.32%, 03/26/41 (Call 03/26/40)(b)	235	303,505
5.88%, 01/30/42	85	117,997
8.13%, 07/15/39	608	1,000,695
Comerica Inc. 3.70%, 07/31/23 (Call 07/01/23)	400	421,412
4.00%, 02/01/29 (Call 10/31/28)	100	105,661
Cooperatieve Rabobank UA 3.88%, 02/08/22(a)	1,005	1,048,597
5.25%, 05/24/41(a)	485	682,725
Cooperatieve Rabobank UA/NY 2.75%, 01/10/22	780	800,670
2.75%, 01/10/23	300	310,680
3.38%, 05/21/25	425	457,908
Credit Suisse AG/New York NY 2.80%, 04/08/22	25	25,595
3.00%, 10/29/21	400	408,608
3.63%, 09/09/24	885	949,596
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)(a)	225	250,837
First Republic Bank/CA 1.91%, 02/12/24 (Call 02/12/23)(b)	200	199,866
2.50%, 06/06/22 (Call 05/06/22)	665	679,650
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	300	301,500
2.60%, 02/07/30 (Call 11/07/29)	75	74,537
2.88%, 10/31/22 (Call 10/31/21)(b)	640	650,336
2.91%, 06/05/23 (Call 06/05/22)(b)	780	797,269
2.91%, 07/24/23 (Call 07/24/22)(b)	1,170	1,197,858
3.00%, 04/26/22 (Call 04/26/21)	495	501,296
3.20%, 02/23/23 (Call 01/23/23)	210	217,921
3.27%, 09/29/25 (Call 09/29/24)(b)	960	1,002,634
3.50%, 01/23/25 (Call 10/23/24)	1,080	1,142,316
3.50%, 11/16/26 (Call 11/16/25)	1,010	1,073,095
3.63%, 01/22/23	787	826,696
3.63%, 02/20/24 (Call 01/20/24)	402	427,000
3.69%, 06/05/28 (Call 06/05/27)(b)	1,105	1,179,289
3.75%, 05/22/25 (Call 02/22/25)	937	1,003,283
3.75%, 02/25/26 (Call 11/25/25)	636	686,435
3.80%, 03/15/30 (Call 12/15/29)	500	548,215
3.81%, 04/23/29 (Call 04/23/28)(b)	285	308,065
3.85%, 07/08/24 (Call 04/08/24)	1,030	1,099,257
3.85%, 01/26/27 (Call 01/26/26)	1,249	1,350,769
4.00%, 03/03/24	898	965,350
4.02%, 10/31/38 (Call 10/31/37)(b)	1,170	1,288,217
4.22%, 05/01/29 (Call 05/01/28)(b)	685	759,172

Security	Par (000)	Value

Banks (continued)
4.41%, 04/23/39 (Call 04/23/38)(b)	$448	$507,907
4.75%, 10/21/45 (Call 04/21/45)	540	653,405
4.80%, 07/08/44 (Call 01/08/44)(a)	595	725,543
5.25%, 07/27/21	195	203,568
5.75%, 01/24/22	345	369,102
6.13%, 02/15/33	50	65,530
6.25%, 02/01/41	1,187	1,649,621
HSBC Bank USA N.A., 7.00%, 01/15/39	25	37,577
HSBC Holdings PLC 2.65%, 01/05/22	650	659,854
2.95%, 05/25/21	600	608,862
3.03%, 11/22/23 (Call 11/22/22)(b)	550	564,729
3.26%, 03/13/23 (Call 03/13/22)(b)	895	919,129
3.60%, 05/25/23	100	105,318
3.80%, 03/11/25 (Call 03/11/24)(b)	650	692,204
3.90%, 05/25/26	375	408,746
3.95%, 05/18/24 (Call 05/18/23)(b)	600	636,816
3.97%, 05/22/30 (Call 05/22/29)(a)(b)	915	1,001,294
4.00%, 03/30/22	719	750,348
4.04%, 03/13/28 (Call 03/13/27)(b)	1,925	2,087,354
4.25%, 03/14/24	500	530,225
4.25%, 08/18/25	225	240,386
4.29%, 09/12/26 (Call 09/15/25)(b)	700	768,922
4.30%, 03/08/26	1,505	1,668,684
4.38%, 11/23/26	775	846,873
4.58%, 06/19/29 (Call 06/19/28)(b)	650	735,156
4.88%, 01/14/22	324	342,167
4.95%, 03/31/30	500	592,565
5.25%, 03/14/44	435	557,035
6.10%, 01/14/42	225	319,626
6.50%, 05/02/36	525	708,687
6.50%, 09/15/37	695	956,125
6.80%, 06/01/38	555	783,138
HSBC USA Inc., 3.50%, 06/23/24	420	448,577
Huntington National Bank (The) 2.50%, 08/07/22 (Call 07/07/22)	1,040	1,067,175
3.25%, 05/14/21 (Call 04/14/21)	350	356,762
3.55%, 10/06/23 (Call 09/06/23)	100	107,127
ING Groep NV 3.15%, 03/29/22	945	969,343
3.95%, 03/29/27	460	498,304
4.10%, 10/02/23	507	542,525
4.55%, 10/02/28	490	559,247
JPMorgan Chase & Co. 2.01%, 03/13/26 (Call 03/13/25)(b)	100	100,913
2.08%, 04/22/26 (Call 04/22/25)(b)	100	101,404
2.30%, 08/15/21 (Call 08/15/20)	212	212,628
2.40%, 06/07/21 (Call 05/07/21)	200	202,336
2.52%, 04/22/31 (Call 04/22/30)(b)	175	178,985
2.70%, 05/18/23 (Call 03/18/23)	202	209,131
2.74%, 10/15/30 (Call 10/15/29)(b)	630	652,806
2.78%, 04/25/23 (Call 04/25/22)(b)	640	655,238
2.95%, 10/01/26 (Call 07/01/26)	470	493,011
2.97%, 01/15/23 (Call 01/15/22)	440	452,118
3.11%, 04/22/41 (Call 04/22/40)(b)	175	181,764
3.11%, 04/22/51 (Call 04/22/50)(b)	200	207,866
3.13%, 01/23/25 (Call 10/23/24)(a)	334	353,569
3.20%, 01/25/23	294	307,871
3.20%, 06/15/26 (Call 03/15/26)	235	250,472
3.22%, 03/01/25 (Call 03/01/24)(b)	450	474,052

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 09/23/22	$420	$439,517
3.30%, 04/01/26 (Call 01/01/26)	290	312,101
3.51%, 06/18/22 (Call 06/18/21)(b)	80	81,886
3.51%, 01/23/29 (Call 01/23/28)(b)	125	135,383
3.54%, 05/01/28 (Call 05/01/27)(a)(b)	295	317,786
3.56%, 04/23/24 (Call 04/23/23)(b)	750	792,930
3.63%, 05/13/24(a)	295	318,526
3.63%, 12/01/27 (Call 12/01/26)	200	214,332
3.70%, 05/06/30 (Call 05/06/29)(b)	705	779,251
3.78%, 02/01/28 (Call 02/01/27)(b)	750	819,555
3.80%, 07/23/24 (Call 07/23/23)(b)	135	144,361
3.88%, 02/01/24	1,119	1,214,954
3.88%, 07/24/38 (Call 07/24/37)(b)	771	871,862
3.90%, 07/15/25 (Call 04/15/25)	940	1,035,495
3.90%, 01/23/49 (Call 01/23/48)(a)(b)	360	421,294
3.96%, 11/15/48 (Call 11/15/47)(b)	854	1,009,069
4.01%, 04/23/29 (Call 04/23/28)(b)	650	726,238
4.02%, 12/05/24 (Call 12/05/23)(b)	40	43,272
4.03%, 07/24/48 (Call 07/24/47)(b)	371	440,974
4.20%, 07/23/29 (Call 07/23/28)(b)	550	621,769
4.25%, 10/01/27(a)	400	448,516
4.26%, 02/22/48 (Call 02/22/47)(b)	405	497,790
4.35%, 08/15/21	108	112,245
4.49%, 03/24/31 (Call 03/24/30)(b)	75	88,786
4.50%, 01/24/22	375	395,861
4.63%, 05/10/21(a)	697	722,064
4.85%, 02/01/44	210	273,200
4.95%, 06/01/45	410	517,112
5.40%, 01/06/42	205	281,328
5.50%, 10/15/40	1,090	1,486,248
5.60%, 07/15/41	397	552,366
5.63%, 08/16/43	65	89,406
6.40%, 05/15/38	692	1,019,302
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	618	630,904
2.40%, 06/09/22	395	403,161
3.30%, 02/01/22	275	284,014
3.30%, 06/01/25	352	379,597
3.38%, 03/07/23	450	473,940
Lloyds Bank PLC, 2.25%, 08/14/22	575	584,827
Lloyds Banking Group PLC 2.44%, 02/05/26 (Call 02/05/25)(b)	300	299,697
2.91%,11/07/23 (Call 11/07/22)(b)	1,170	1,188,275
3.00%,01/11/22	160	162,843
3.10%, 07/06/21	200	202,158
3.57%,11/07/28 (Call 11/07/27)(b)	290	304,300
3.75%, 01/11/27	410	436,502
3.87%, 07/09/25 (Call 07/09/24)(b)	1,000	1,051,910
3.90%, 03/12/24	100	105,568
4.05%, 08/16/23	450	474,777
4.45%, 05/08/25	750	817,972
4.55%, 08/16/28	330	369,046
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	415	442,539
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	695	713,501
2.90%, 02/06/25 (Call 01/06/25)	275	292,053
3.40%, 08/17/27	750	803,805
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	350	352,527
2.19%, 02/25/25	1,000	1,009,080

Security	Par (000)	Value

Banks (continued)
2.56%, 02/25/30	$624	$634,764
2.62%, 07/18/22	500	509,480
2.67%, 07/25/22	1,045	1,066,255
2.76%, 09/13/26	210	218,175
2.80%, 07/18/24	300	309,531
3.00%, 02/22/22	1,228	1,257,116
3.20%, 07/18/29	275	292,369
3.22%, 03/07/22	280	287,846
3.29%, 07/25/27(a)	450	479,448
3.41%, 03/07/24	445	467,704
3.46%, 03/02/23	150	156,561
3.54%, 07/26/21	50	51,251
3.68%, 02/22/27	560	609,482
3.74%, 03/07/29	250	276,067
3.75%, 07/18/39	225	247,885
3.76%, 07/26/23	85	89,961
3.78%, 03/02/25	220	237,717
3.85%, 03/01/26	400	439,084
3.96%, 03/02/28	325	368,378
4.05%, 09/11/28(a)	500	576,470
4.15%, 03/07/39	124	143,568
4.29%, 07/26/38(a)	245	288,345
Mizuho Financial Group Inc. 2.27%, 09/13/21	700	704,606
2.59%, 05/25/31 (Call 05/25/30)(b)	545	550,668
2.60%, 09/11/22	431	438,254
2.95%, 02/28/22(a)	325	330,931
3.15%, 07/16/30 (Call 07/16/29)(b)	200	210,562
3.17%, 09/11/27	566	593,066
3.55%, 03/05/23	230	240,509
3.66%, 02/28/27	737	791,906
3.92%, 09/11/24 (Call 09/11/23)(b)	200	212,806
4.02%, 03/05/28(a)	400	444,168
4.25%, 09/11/29 (Call 09/11/28)(b)	300	339,105
Morgan Stanley 2.19%, 04/28/26 (Call 04/28/25)(b)	100	101,176
2.63%, 11/17/21	715	726,640
2.70%, 01/22/31 (Call 01/22/30)(b)	925	945,757
2.72%, 07/22/25 (Call 07/22/24)(a)(b)	425	438,817
2.75%, 05/19/22	1,335	1,367,481
3.13%, 01/23/23	640	665,530
3.13%, 07/27/26	1,645	1,746,233
3.59%, 07/22/28 (Call 07/22/27)(b)	1,160	1,255,839
3.62%, 04/01/31 (Call 04/01/30)(b)	200	220,190
3.63%, 01/20/27	1,085	1,177,594
3.70%, 10/23/24	675	728,217
3.74%, 04/24/24 (Call 04/24/23)(b)	1,015	1,074,469
3.75%, 02/25/23	784	829,229
3.77%, 01/24/29 (Call 01/24/28)(b)	300	329,520
3.88%, 01/27/26	688	757,220
3.97%, 07/22/38 (Call 07/22/37)(b)	408	464,039
4.00%, 07/23/25	890	980,086
4.30%, 01/27/45	695	838,538
4.38%, 01/22/47	710	878,959
4.43%, 01/23/30 (Call 01/23/29)(b)	565	653,632
4.46%, 04/22/39 (Call 04/22/38)(b)	260	313,318
5.50%, 07/28/21	234	245,410
5.60%, 03/24/51 (Call 03/24/50)(b)	410	594,307
6.25%, 08/09/26	623	774,620
6.38%, 07/24/42	1,288	1,955,673

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$904	$1,300,639
Series F, 3.88%, 04/29/24	837	901,901
National Australia Bank Ltd./New York 1.88%,07/12/21	400	403,332
1.88%, 12/13/22	350	355,225
2.50%, 05/22/22	1,330	1,364,088
2.50%, 07/12/26	385	399,364
2.80%, 01/10/22	190	195,064
2.88%, 04/12/23	300	314,097
3.00%, 01/20/23	55	57,415
Northern Trust Corp. 2.38%, 08/02/22	303	311,202
3.38%, 08/23/21(a)	93	95,932
3.95%, 10/30/25	460	516,203
PNC Bank N.A. 2.23%, 07/22/22 (Call 07/22/21)(b)	250	252,890
2.45%, 07/28/22 (Call 06/28/22)	300	307,812
2.63%, 02/17/22 (Call 01/17/22)	630	644,597
2.70%, 11/01/22 (Call 10/01/22)	650	671,248
2.95%, 01/30/23 (Call 12/30/22)	315	327,757
3.25%, 06/01/25 (Call 05/02/25)	150	160,836
3.30%, 10/30/24 (Call 09/30/24)	740	796,936
4.05%, 07/26/28	500	561,110
4.20%, 11/01/25 (Call 10/01/25)	250	281,412
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	445	457,598
2.60%, 07/23/26 (Call 05/24/26)	500	523,355
2.85%, 11/09/22(c)	112	116,546
3.15%, 05/19/27 (Call 04/19/27)	797	859,772
3.30%, 03/08/22 (Call 02/06/22)	726	751,882
3.45%, 04/23/29 (Call 01/23/29)	225	247,471
3.50%, 01/23/24 (Call 12/24/23)	452	483,242
3.90%, 04/29/24 (Call 03/29/24)	990	1,071,784
Royal Bank of Canada 1.60%, 04/17/23	50	50,233
1.95%, 01/17/23(a)	535	542,538
2.25%, 11/01/24	50	51,141
2.55%, 07/16/24	510	527,646
2.75%, 02/01/22(a)	689	709,071
3.70%, 10/05/23	550	589,561
4.65%, 01/27/26	380	433,280
Santander UK PLC, 4.00%, 03/13/24	862	928,055
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	520	531,482
State Street Corp. 1.95%, 05/19/21	100	101,129
2.40%, 01/24/30	55	57,477
2.65%, 05/15/23 (Call 05/15/22)(b)	274	281,017
2.65%, 05/19/26	320	337,888
3.10%, 05/15/23	603	633,795
3.30%, 12/16/24	630	687,418
3.55%, 08/18/25	376	416,300
3.70%, 11/20/23	340	376,985
3.78%, 12/03/24 (Call 12/03/23)(b)	95	102,919
4.14%, 12/03/29 (Call 12/03/28)(b)	410	476,896
Sumitomo Mitsui BankingCorp. 3.20%, 07/18/22	575	594,021
3.40%, 07/11/24	50	53,097
3.95%, 07/19/23	325	347,132
3.95%, 01/10/24	530	569,034

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc. 2.35%, 01/15/25	$1,000	$1,015,680
2.44%, 10/19/21	90	91,215
2.63%, 07/14/26	484	500,306
2.70%, 07/16/24	400	411,164
2.75%, 01/15/30	750	776,197
2.78%, 07/12/22	772	788,590
2.78%, 10/18/22	596	612,038
2.85%, 01/11/22	270	275,152
3.01%, 10/19/26	1,034	1,092,979
3.04%, 07/16/29	600	629,184
3.10%, 01/17/23	200	207,306
3.35%, 10/18/27	225	240,386
3.36%, 07/12/27	325	347,526
3.45%, 01/11/27	435	465,585
3.54%, 01/17/28	225	243,590
3.78%, 03/09/26	330	359,410
3.94%, 10/16/23	320	342,141
Svenska Handelsbanken AB, 3.35%, 05/24/21	250	256,470
Toronto-Dominion Bank (The) 1.80%, 07/13/21(a)	325	327,551
2.65%, 06/12/24	95	98,821
3.25%, 06/11/21	275	282,100
3.25%, 03/11/24	330	350,226
3.50%, 07/19/23	410	441,066
3.63%, 09/15/31 (Call 09/15/26)(b)	1,345	1,435,626
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)	650	632,411
2.45%, 08/01/22 (Call 07/01/22)	880	900,504
2.75%, 05/01/23 (Call 04/01/23)	250	260,095
2.80%, 05/17/22 (Call 04/17/22)	638	658,167
2.85%, 04/01/21 (Call 03/01/21)	242	245,882
3.63%, 09/16/25 (Call 08/16/25)	625	674,344
3.69%, 08/02/24 (Call 08/02/23)(b)	270	287,266
4.05%, 11/03/25 (Call 09/03/25)	449	509,745
Truist Financial Corp. 2.05%, 05/10/21 (Call 04/09/21)	481	485,420
2.50%, 08/01/24 (Call 07/01/24)	250	258,818
2.75%, 04/01/22 (Call 03/01/22)	1,484	1,520,966
2.85%, 10/26/24 (Call 09/26/24)	1,046	1,104,513
3.20%, 09/03/21 (Call 08/03/21)	225	230,495
3.88%, 03/19/29 (Call 02/19/29)(a)	350	372,928
U.S. Bancorp. 2.95%, 07/15/22 (Call 06/15/22)	486	503,345
3.00%, 03/15/22 (Call 02/15/22)	520	538,226
3.00%, 07/30/29 (Call 04/30/29)	100	104,347
3.10%, 04/27/26 (Call 03/27/26)	705	748,816
3.38%, 02/05/24 (Call 01/05/24)	300	322,203
3.60%, 09/11/24 (Call 08/11/24)	325	349,739
3.70%, 01/30/24 (Call 12/29/23)	1,217	1,323,208
3.90%, 04/26/28 (Call 03/26/28)	50	57,944
3.95%, 11/17/25 (Call 10/17/24)	200	226,044
Series V, 2.38%, 07/22/26 (Call 06/22/26)	305	318,234
Series V, 2.63%, 01/24/22 (Call 12/23/21)	695	715,683
Series X, 3.15%, 04/27/27 (Call 03/27/27)	820	890,971
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)	254	270,132
3.40%, 07/24/23 (Call 06/23/23)	335	358,232
Wachovia Corp., 5.50%, 08/01/35	700	867,538

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. 2.10%, 07/26/21	$275	$277,288
2.16%, 02/11/26 (Call 02/11/25)(b)	500	502,750
2.57%, 02/11/31 (Call 02/11/30)(b)	310	309,566
2.63%, 07/22/22	950	972,629
2.88%, 10/30/30 (Call 10/30/29)(b)	685	700,255
3.00%, 02/19/25	905	950,033
3.00%, 04/22/26	578	607,270
3.00%, 10/23/26	645	676,199
3.07%, 01/24/23 (Call 01/24/22)	1,230	1,259,815
3.30%, 09/09/24	720	764,647
3.50%, 03/08/22	909	941,879
3.55%, 09/29/25	645	696,123
3.58%, 05/22/28 (Call 05/22/27)(b)	595	639,458
3.75%, 01/24/24 (Call 12/24/23)	475	506,801
3.90%, 05/01/45	350	401,359
4.10%, 06/03/26	469	508,654
4.13%, 08/15/23	49	52,200
4.15%, 01/24/29 (Call 10/24/28)	585	661,723
4.30%, 07/22/27	1,995	2,169,961
4.40%, 06/14/46	355	401,700
4.48%, 01/16/24	319	344,657
4.48%, 04/04/31 (Call 04/04/30)(b)	325	378,066
4.65%, 11/04/44	1,177	1,382,410
4.75%, 12/07/46	515	608,467
4.90%, 11/17/45	550	663,063
5.01%, 04/04/51 (Call 04/04/50)(b)	525	694,963
5.38%, 02/07/35	115	149,188
5.38%, 11/02/43	545	690,744
5.61%, 01/15/44	650	842,029
Series M, 3.45%, 02/13/23	495	515,315
Wells Fargo Bank N.A. 2.08%, 09/09/22 (Call 09/09/21)(b)	790	795,799
3.55%, 08/14/23 (Call 07/14/23)	471	501,997
5.85%, 02/01/37	250	335,500
5.95%, 08/26/36	500	674,805
6.60%, 01/15/38	150	213,423
Westpac Banking Corp. 2.00%, 08/19/21	300	303,123
2.00%, 01/13/23	185	188,397
2.10%, 05/13/21	125	126,383
2.50%, 06/28/22	1,545	1,586,051
2.65%, 01/16/30	315	323,981
2.70%, 08/19/26	155	162,460
2.75%, 01/11/23	710	737,008
2.80%, 01/11/22	435	447,128
2.85%, 05/13/26	585	616,128
3.35%, 03/08/27	380	413,030
3.65%, 05/15/23	200	213,588

		266,259,356

Beverages — 2.4%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	229	281,104
Coca-Cola Co. (The) 1.55%, 09/01/21(a)	250	252,897
2.13%, 09/06/29	100	103,655
2.20%, 05/25/22(a)	80	82,463
2.25%, 09/01/26	484	514,376
2.50%, 04/01/23(a)	640	671,968
2.55%, 06/01/26(a)	502	540,574
2.88%, 10/27/25	790	863,083

Security	Par (000)	Value

Beverages (continued)
2.90%, 05/25/27	$1,081	$1,175,144
2.95%, 03/25/25	40	43,465
3.20%, 11/01/23(a)	707	768,269
3.30%, 09/01/21	266	275,326
3.38%, 03/25/27	75	84,370
4.13%, 03/25/40	90	111,708
4.20%, 03/25/50	525	679,849
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	200	235,072
Diageo Capital PLC 2.38%, 10/24/29 (Call 07/24/29)	200	206,800
2.63%, 04/29/23 (Call 01/29/23)	981	1,021,172
3.88%, 04/29/43 (Call 10/29/42)	142	166,393
5.88%, 09/30/36(a)	430	594,922
Diageo Investment Corp. 2.88%, 05/11/22	599	622,157
4.25%, 05/11/42	400	483,356
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43 .	20	22,196
PepsiCo Inc. 0.75%, 05/01/23	65	64,912
1.63%, 05/01/30 (Call 02/01/30)	90	89,468
1.70%, 10/06/21 (Call 09/06/21)	430	435,990
2.25%, 05/02/22 (Call 04/02/22)	480	494,866
2.25%, 03/19/25 (Call 02/19/25)	100	105,836
2.38%, 10/06/26 (Call 07/06/26)	95	101,944
2.63%, 07/29/29 (Call 04/29/29)	321	347,646
2.75%, 03/05/22	1,004	1,040,807
2.75%, 03/01/23	600	634,176
2.75%, 04/30/25 (Call 01/30/25)	480	518,851
2.75%, 03/19/30 (Call 12/19/29)(a)	839	917,749
2.85%, 02/24/26 (Call 11/24/25)	170	185,713
2.88%, 10/15/49 (Call 04/15/49)	215	230,583
3.00%, 10/15/27 (Call 07/15/27)	205	225,506
3.10%, 07/17/22 (Call 05/17/22)	288	302,484
3.38%, 07/29/49 (Call 01/29/49)	425	484,717
3.45%, 10/06/46 (Call 04/06/46)	956	1,094,486
3.50%, 07/17/25 (Call 04/17/25)	135	150,729
3.60%, 03/01/24 (Call 12/01/23)(a)	535	585,418
3.60%, 08/13/42	130	151,588
3.63%, 03/19/50 (Call 09/19/49)	450	542,902
4.00%, 03/05/42	447	546,672
4.00%, 05/02/47 (Call 11/02/46)(a)	185	232,064
4.25%, 10/22/44 (Call 04/22/44)	379	479,643
4.45%, 04/14/46 (Call 10/14/45)	290	380,141
4.60%, 07/17/45 (Call 01/17/45)	195	259,262
5.50%, 01/15/40	35	50,026

		20,454,498

Biotechnology —0.9%
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	145	147,497
2.50%, 09/01/23 (Call 07/01/23)	312	326,761
2.95%, 03/01/27 (Call 12/01/26)	550	599,940
3.25%, 09/01/22 (Call 07/01/22)	470	492,786
3.50%, 02/01/25 (Call 11/01/24)	521	573,908
3.65%, 03/01/26 (Call 12/01/25)	758	853,834
3.70%, 04/01/24 (Call 01/01/24)	600	655,374
4.00%, 09/01/36 (Call 03/01/36)	332	395,551
4.15%, 03/01/47 (Call 09/01/46)(a)	450	567,454
4.40%, 12/01/21 (Call 09/01/21)	124	129,798
4.50%, 02/01/45 (Call 08/01/44)	375	484,560
4.60%, 09/01/35 (Call 03/01/35)	422	545,477

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.75%, 03/01/46 (Call 09/01/45)	$755	$1,016,449
4.80%, 04/01/44 (Call 10/01/43)	473	629,445
5.65%, 12/01/41 (Call 06/01/41)	260	373,357

		7,792,191

Chemicals — 0.3%
Air Products and Chemicals Inc. 1.50%, 10/15/25 (Call 09/15/25)	25	25,200
1.85%, 05/15/27 (Call 03/15/27)	70	70,909
2.05%, 05/15/30 (Call 02/15/30)	75	76,253
2.70%, 05/15/40 (Call 11/15/39)	35	35,460
2.80%, 05/15/50 (Call 11/15/49)	30	30,552
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	60	62,174
3.25%, 12/01/27 (Call 09/01/27)	139	152,186
3.95%, 12/01/47 (Call 06/01/47)	235	285,269
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	251	283,723
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	142	145,107
2.45%, 02/15/22 (Call 11/15/21)	408	417,380
2.70%, 02/21/23 (Call 11/21/22)	125	127,252
3.00%, 09/01/21	25	25,619
3.20%, 01/30/26 (Call 10/30/25)	375	407,692
3.55%, 11/07/42 (Call 05/07/42)	478	531,364

		2,676,140

Commercial Services — 0.7%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	867	962,578
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	50	53,785
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	336	427,526
Massachusetts Institute of Technology 3.89%, 07/01/2116	382	454,202
4.68%, 07/01/2114	115	162,421
5.60%, 07/01/2111	205	342,516
Northwestern University, 4.64%, 12/01/44	370	492,133
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)(a)	565	640,880
3.30%, 07/15/56 (Call 01/15/56)	120	136,730
Princeton University, 5.70%, 03/01/39	503	749,043
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	293	316,009
3.25%, 12/01/49 (Call 06/01/49)	75	81,916
4.00%, 06/15/25 (Call 03/15/25)	50	56,161
4.50%, 05/15/48 (Call 11/15/47)	240	319,555
University of Southern California, 3.03%, 10/01/39	694	753,233

		5,948,688

Computers — 3.6%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	100	100,939
1.70%, 09/11/22	55	56,424
1.80%, 09/11/24 (Call 08/11/24)	292	302,743
2.05%, 09/11/26 (Call 07/11/26)	100	105,402
2.10%, 09/12/22 (Call 08/12/22)	43	44,438
2.15%, 02/09/22(a)	319	327,281
2.20%, 09/11/29 (Call 06/11/29)(a)	150	159,443
2.30%, 05/11/22 (Call 04/11/22)	534	551,627
2.40%, 01/13/23 (Call 12/13/22)	215	224,641
2.40%, 05/03/23	1,410	1,479,583
2.45%, 08/04/26 (Call 05/04/26)	420	451,118

Security	Par (000)	Value

Computers (continued)
2.50%, 02/09/22 (Call 01/09/22)	$290	$299,089
2.50%, 02/09/25(a)	393	420,050
2.70%, 05/13/22	242	252,445
2.75%, 01/13/25 (Call 11/13/24)	336	362,463
2.85%, 05/06/21	192	196,193
2.85%, 02/23/23 (Call 12/23/22)	290	306,017
2.85%, 05/11/24 (Call 03/11/24)	260	278,158
2.90%, 09/12/27 (Call 06/12/27)	624	686,824
2.95%, 09/11/49 (Call 03/11/49)	255	273,957
3.00%, 02/09/24 (Call 12/09/23)	1,257	1,349,440
3.00%, 06/20/27 (Call 03/20/27)	165	182,421
3.00%, 11/13/27 (Call 08/13/27)	500	553,360
3.20%, 05/13/25	574	633,972
3.20%, 05/11/27 (Call 02/11/27)	435	484,947
3.25%, 02/23/26 (Call 11/23/25)	712	791,096
3.35%, 02/09/27 (Call 11/09/26)	650	726,759
3.45%, 05/06/24	446	490,216
3.45%, 02/09/45	805	920,429
3.75%, 09/12/47 (Call 03/12/47)	900	1,089,612
3.75%, 11/13/47 (Call 05/13/47)	485	589,881
3.85%, 05/04/43	622	755,102
3.85%, 08/04/46 (Call 02/04/46)	842	1,029,151
4.25%, 02/09/47 (Call 08/09/46)	638	830,108
4.38%, 05/13/45	465	607,350
4.45%, 05/06/44	127	166,428
4.50%, 02/23/36 (Call 08/23/35)	638	815,638
4.65%, 02/23/46 (Call 08/23/45)	1,097	1,486,479
IBM Credit LLC 2.20%, 09/08/22	100	103,070
3.00%, 02/06/23	320	337,882
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	100	99,815
1.88%, 08/01/22	220	224,965
1.95%, 05/15/30 (Call 02/15/30)	200	199,258
2.50%, 01/27/22	715	734,176
2.85%, 05/13/22	400	415,900
2.88%, 11/09/22	385	403,461
3.00%, 05/15/24	650	695,929
3.30%, 05/15/26	585	646,314
3.30%, 01/27/27	340	379,953
3.38%, 08/01/23	200	215,574
3.45%, 02/19/26(a)	223	247,784
3.50%, 05/15/29	500	564,580
3.63%, 02/12/24	415	451,719
4.00%, 06/20/42	225	264,762
4.15%, 05/15/39(a)	590	690,147
4.25%, 05/15/49	780	953,059
4.70%, 02/19/46(a)	455	576,858
5.60%, 11/30/39	625	854,662
5.88%, 11/29/32	492	675,546
7.00%, 10/30/25	384	496,704

		30,613,342

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co. 1.95%, 02/01/23	118	122,682
2.30%, 05/03/22	436	450,650
3.25%, 03/15/24	82	88,928
3.70%, 08/01/47 (Call 02/01/47)	373	482,968
4.00%, 08/15/45	205	271,358

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The) 2.38%, 12/01/29 (Call 09/01/29)	$225	$230,470
3.13%, 12/01/49 (Call 06/01/49)	225	232,891
3.15%, 03/15/27 (Call 12/15/26)(a)	640	690,938
4.15%, 03/15/47 (Call 09/15/46)	335	400,174
Procter & Gamble Co. (The) 1.70%, 11/03/21	425	433,037
2.15%, 08/11/22	558	578,707
2.30%, 02/06/22	208	213,814
2.45%, 03/25/25 (Call 02/25/25)	1,015	1,087,471
2.45%, 11/03/26	230	250,978
2.70%, 02/02/26	280	306,037
2.85%, 08/11/27(a)	448	501,151
3.00%, 03/25/30 (Call 12/25/29)	575	653,119
3.10%, 08/15/23(a)	230	249,304
3.50%, 10/25/47	775	963,759
5.55%, 03/05/37	50	74,620
Unilever Capital Corp. 2.00%, 07/28/26(a)	215	224,172
2.13%, 09/06/29 (Call 06/06/29)	100	103,106
2.20%, 05/05/22 (Call 04/05/22)	914	938,495
2.60%, 05/05/24 (Call 03/05/24)	300	315,834
2.90%, 05/05/27 (Call 02/05/27)	100	108,477
3.00%, 03/07/22	100	104,314
3.10%, 07/30/25	200	217,766
3.25%, 03/07/24 (Call 02/07/24)	200	215,812
3.50%, 03/22/28 (Call 12/22/27)(a)	475	538,944
5.90%, 11/15/32	520	741,416

		11,791,392

Distribution & Wholesale — 0.1%
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	375	385,376
4.60%, 06/15/45 (Call 12/15/44)	525	638,784

		1,024,160

Diversified Financial Services — 4.0%
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	857	876,000
2.50%, 07/30/24 (Call 06/29/24)	400	411,844
2.65%, 12/02/22	1,015	1,043,917
3.00%, 10/30/24 (Call 09/29/24)	668	702,081
3.13%, 05/20/26 (Call 04/20/26)	500	537,650
3.40%, 02/27/23 (Call 01/27/23)	549	575,132
3.40%, 02/22/24 (Call 01/22/24)	100	106,027
3.63%, 12/05/24 (Call 11/04/24)(a)	561	602,497
3.70%, 11/05/21 (Call 10/05/21)	265	272,746
3.70%, 08/03/23 (Call 07/03/23)	585	622,177
4.05%, 12/03/42	316	387,615
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	350	354,004
2.70%, 03/03/22 (Call 01/31/22)	540	553,322
3.30%, 05/03/27 (Call 04/03/27)	388	427,176
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 02/02/26)(a)	550	577,110
3.70%, 10/15/24	305	331,148
4.00%, 10/15/23	285	310,730
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	229	235,861
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	500	414,025
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	966	1,007,229

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 03/02/27 (Call 12/02/26)	$365	$396,127
3.20%, 01/25/28 (Call 10/25/27)	646	685,522
3.25%, 05/21/21 (Call 04/21/21)	92	93,817
3.85%, 05/21/25 (Call 03/21/25)	420	471,765
4.00%, 02/01/29 (Call 11/01/28)	200	225,992
CME Group Inc. 3.00%, 09/15/22	505	529,083
3.00%, 03/15/25 (Call 12/15/24)	435	473,515
3.75%, 06/15/28 (Call 03/15/28)	100	116,395
4.15%, 06/15/48 (Call 12/15/47)	255	339,986
5.30%, 09/15/43 (Call 03/15/43)	212	305,778
Credit Suisse USA Inc., 7.13%, 07/15/32	695	1,017,223
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	512	526,935
3.10%, 09/15/27 (Call 06/15/27)	635	689,216
3.75%, 12/01/25 (Call 09/01/25)	685	762,145
3.75%, 09/21/28 (Call 06/21/28)(a)	390	449,370
4.00%, 10/15/23	220	242,656
4.25%, 09/21/48 (Call 03/21/48)	275	352,853
Invesco Finance PLC 3.13%, 11/30/22	225	228,695
3.75%, 01/15/26	592	627,721
4.00%, 01/30/24	395	416,741
Mastercard Inc. 2.00%, 11/21/21 (Call 10/21/21)	100	101,860
2.00%, 03/03/25 (Call 02/03/25)	815	847,013
2.95%, 11/21/26 (Call 08/21/26)	490	538,187
2.95%, 06/01/29 (Call 03/01/29)	315	346,503
3.30%, 03/26/27 (Call 01/26/27)	160	178,453
3.35%, 03/26/30 (Call 12/26/29)	495	563,369
3.38%, 04/01/24	647	711,085
3.65%, 06/01/49 (Call 12/01/48)	15	18,228
3.80%, 11/21/46 (Call 05/21/46)	678	831,703
3.85%, 03/26/50 (Call 09/26/49)	435	546,021
ORIX Corp. 2.90%, 07/18/22	755	766,174
3.25%, 12/04/24	391	404,161
3.70%, 07/18/27	355	376,889
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	1,047	1,074,714
3.30%, 04/01/27 (Call 01/01/27)	395	424,100
3.63%, 04/01/25 (Call 01/01/25)	395	426,237
VisaInc. 1.90%, 04/15/27 (Call 02/15/27)	75	77,575
2.15%, 09/15/22 (Call 08/15/22)	792	819,688
2.75%, 09/15/27 (Call 06/15/27)	150	163,307
2.80%, 12/14/22 (Call 10/14/22)	1,038	1,093,761
3.15%, 12/14/25 (Call 09/14/25)	1,350	1,492,249
3.65%, 09/15/47 (Call 03/15/47)	280	341,062
4.15%, 12/14/35 (Call 06/14/35)	681	862,057
4.30%, 12/14/45 (Call 06/14/45)(a)	1,150	1,519,932

		33,824,154

Electric — 5.7%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	275	328,130
Alabama Power Co. 3.45%, 10/01/49 (Call 04/01/49)	100	113,136
3.75%, 03/01/45 (Call 09/01/44)	232	266,097
6.00%, 03/01/39	285	402,486
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	373	383,202
Series A, 4.30%, 07/15/48 (Call 01/15/48)	355	443,636

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.70%, 12/01/47 (Call 06/01/47)	$274	$314,749
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	571	673,466
Arizona Public Service Co., 4.35%,11/15/45 (Call 05/15/45)	240	295,147
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	330	368,320
Berkshire Hathaway Energy Co. 3.70%, 07/15/30 (Call 04/15/30)(d)	150	172,613
3.75%, 11/15/23 (Call 08/15/23)	190	206,509
3.80%, 07/15/48 (Call 01/15/48)	60	71,066
4.05%, 04/15/25 (Call 03/15/25)(d)	35	39,300
4.25%, 10/15/50 (Call 04/15/50)(d)	145	185,548
4.45%, 01/15/49 (Call 07/15/48)	250	330,872
4.50%, 02/01/45 (Call 08/01/44)	280	365,708
5.15%, 11/15/43 (Call 05/15/43)	265	357,700
5.95%, 05/15/37	455	621,193
6.13%, 04/01/36	595	841,229
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	365	414,516
4.50%, 04/01/44 (Call 10/01/43)	250	316,557
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	100	127,230
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	479	512,118
3.65%, 06/15/46 (Call 12/15/45)	240	282,365
4.00%, 03/01/48 (Call 09/01/47)	315	390,512
5.90%, 03/15/36	180	256,829
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	265	314,210
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	210	263,571
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	267	308,890
3.95%, 03/01/43 (Call 09/01/42)	428	498,021
4.45%, 03/15/44 (Call 09/15/43)	373	459,637
4.50%, 12/01/45 (Call 06/01/45)	210	264,510
4.63%, 12/01/54 (Call 06/01/54)	593	762,473
Series 07-A, 6.30%, 08/15/37	100	143,084
Series 08-B, 6.75%, 04/01/38	251	372,848
Series 09-C, 5.50%, 12/01/39	215	291,839
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	145	167,948
Series A, 4.13%, 05/15/49 (Call 11/15/48)	75	91,064
Series C, 4.30%, 12/01/56 (Call 06/01/56)	225	276,106
Series D, 4.00%, 12/01/28 (Call 09/01/28)	275	318,615
Series E, 4.65%, 12/01/48 (Call 06/01/48)	15	19,524
Consumers Energy Co. 2.50%, 05/01/60	265	260,434
3.10%, 08/15/50 (Call 02/15/50)(a)	115	131,121
4.05%, 05/15/48 (Call 11/15/47)	200	259,332
4.35%, 04/15/49 (Call 10/15/48)	115	155,912
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	205	221,207
Dominion Energy South Carolina Inc. 5.10%, 06/01/65 (Call 12/01/64)	290	419,549
6.05%, 01/15/38	255	361,116
DTE Electric Co. 2.25%, 03/01/30 (Call 12/01/29)	150	156,065
2.95%, 03/01/50 (Call 09/01/49)	145	155,294
3.70%, 03/15/45 (Call 09/15/44)	485	572,722
3.95%, 03/01/49 (Call 09/01/48)	230	286,865
Series A, 4.05%, 05/15/48 (Call 11/15/47)	100	126,370
Duke Energy Carolinas LLC 2.45%, 02/01/30 (Call 11/01/29)	240	256,138

Security	Par (000)	Value

Electric (continued)
2.50%, 03/15/23 (Call 01/15/23)(a)	$269	$281,105
2.95%, 12/01/26 (Call 09/01/26)	250	273,412
3.05%, 03/15/23 (Call 03/15/23)	175	186,575
3.20%, 08/15/49 (Call 02/15/49)(a)	95	107,116
3.70%, 12/01/47 (Call 06/01/47)	210	250,265
3.75%, 06/01/45 (Call 12/01/44)	100	119,265
3.88%, 03/15/46 (Call 09/15/45)	270	328,331
3.95%, 11/15/28 (Call 08/15/28)	230	270,469
3.95%, 03/15/48 (Call 09/15/47)	132	164,257
4.00%, 09/30/42 (Call 03/30/42)	160	194,091
4.25%, 12/15/41 (Call 06/15/41)	125	155,588
5.30%, 02/15/40	268	368,395
6.00%, 01/15/38	80	116,692
6.05%, 04/15/38	140	203,067
6.10%, 06/01/37	330	470,926
Duke Energy Florida LLC 2.50%, 12/01/29 (Call 09/01/29)(a)	140	149,989
3.20%, 01/15/27 (Call 10/15/26)	140	153,212
3.40%, 10/01/46 (Call 04/01/46)	220	247,949
3.80%, 07/15/28 (Call 04/15/28)	150	172,430
6.35%, 09/15/37(a)	122	177,520
6.40%, 06/15/38	170	261,004
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	805	825,994
3.75%, 05/15/46 (Call 12/15/45)	130	153,817
6.35%, 08/15/38	60	88,943
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	115	128,096
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	212	218,879
3.00%, 09/15/21 (Call 06/15/21)(a)	295	301,127
3.25%, 08/15/25 (Call 05/15/25)	100	109,426
3.60%, 09/15/47 (Call 03/15/47)	255	297,396
4.10%, 05/15/42 (Call 11/15/41)	75	91,804
4.10%, 03/15/43 (Call 09/15/42)	140	170,457
4.15%, 12/01/44 (Call 06/01/44)	75	92,192
4.20%, 08/15/45 (Call 02/15/45)	416	518,561
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	389	432,700
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	511	613,634
4.20%, 09/01/48 (Call 03/01/48)	195	251,751
Evergy Kansas Central Inc., 4.13%, 03/01/42 (Call 09/01/41)	309	370,426
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	59	62,598
2.85%, 04/01/25 (Call 03/01/25)	125	135,561
3.13%, 12/01/25 (Call 06/01/25)	261	285,390
3.15%, 10/01/49 (Call 04/01/49)	225	259,052
3.25%, 06/01/24 (Call 12/01/23)	380	414,018
3.70%, 12/01/47 (Call 06/01/47)	220	269,234
3.95%, 03/01/48 (Call 09/01/47)(a)	225	290,846
3.99%, 03/01/49 (Call 09/01/48)	15	19,500
4.05%, 06/01/42 (Call 12/01/41)	110	136,859
4.05%, 10/01/44 (Call 04/01/44)	185	234,891
4.13%, 02/01/42 (Call 08/01/41)	230	290,773
4.13%, 06/01/48 (Call 12/01/47)	100	133,885
5.69%, 03/01/40	335	498,520
5.95%, 02/01/38	505	757,621
5.96%, 04/01/39(a)	150	226,470
Georgia Power Co. 4.30%, 03/15/42	344	403,326
Series 10-C, 4.75%, 09/01/40	114	139,542

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.70%, 01/30/50 (Call 07/30/49)	$100	$112,683
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	123	153,071
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	464	614,387
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	506	554,885
3.65%, 04/15/29 (Call 01/15/29)	175	203,719
3.65%, 08/01/48 (Call 02/01/48)	125	151,711
4.25%, 07/15/49 (Call 01/15/49)	135	179,960
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	110	118,606
3.40%, 02/07/28 (Call 11/07/27)	313	344,184
4.02%, 11/01/32 (Call 05/01/32)	190	216,391
4.30%, 03/15/49 (Call 09/15/48)	200	257,788
Northern States Power Co./MN 2.90%, 03/01/50 (Call 09/01/49)	215	234,649
3.40%, 08/15/42 (Call 02/15/42)	60	68,374
3.60%, 09/15/47 (Call 03/15/47)	420	499,783
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	645	711,912
Ohio Power Co., Series M, 5.38%, 10/01/21	115	122,216
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)	250	284,655
3.75%, 04/01/45 (Call 10/01/44)	288	347,988
5.30%, 06/01/42 (Call 12/01/41)	175	249,557
7.00%, 05/01/32	315	462,404
PacifiCorp 4.13%, 01/15/49 (Call 07/15/48)	330	414,249
4.15%, 02/15/50 (Call 08/15/49)	15	19,078
5.75%, 04/01/37	380	510,910
6.00%, 01/15/39	215	312,292
6.25%, 10/15/37	315	451,134
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	175	217,207
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	185	228,623
6.50%, 11/15/37	150	223,214
Public Service Co. of Colorado, 3.60%, 09/15/42 (Call 03/15/42)	124	146,053
Public Service Electric &Gas Co. 2.38%, 05/15/23 (Call 02/15/23)	164	170,096
3.80%, 03/01/46 (Call 09/01/45)	21	26,029
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	150	191,297
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	245	254,962
4.50%, 08/15/40	300	361,959
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	344	355,070
3.65%, 02/01/50 (Call 08/01/49)	110	120,101
3.88%, 06/01/21 (Call 03/01/21)	129	131,699
4.00%, 04/01/47 (Call 10/01/46)	388	437,808
4.50%, 09/01/40 (Call 03/01/40)	100	118,204
4.65%, 10/01/43 (Call 04/01/43)	624	737,768
5.50%, 03/15/40(a)	339	434,415
6.00%, 01/15/34	245	318,583
6.05%, 03/15/39	210	273,892
Series 08-A, 5.95%, 02/01/38(a)	182	235,397
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	345	389,905
Series B, 4.88%, 03/01/49 (Call 09/01/48)	106	134,271
Series C, 3.50%, 10/01/23 (Call 07/01/23)	297	314,461
Series C, 4.13%, 03/01/48 (Call 09/01/47)	275	315,285

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co. 3.30%, 12/01/49 (Call 06/01/49)	$120	$136,255
4.00%, 01/15/43 (Call 07/15/42)	165	197,937
4.45%, 02/15/44 (Call 08/15/43)	213	269,181
4.60%, 12/01/48 (Call 06/01/48)	307	411,208
8.88%, 11/15/38	176	297,387
Series A, 3.15%, 01/15/26 (Call 10/15/25)	476	519,882
Series A, 3.50%, 03/15/27 (Call 12/15/26)	355	396,858
Series A, 6.00%, 05/15/37	145	201,031
Series B, 3.80%, 09/15/47 (Call 03/15/47)	70	83,593
Series B, 6.00%, 01/15/36	130	178,126
Series C, 2.75%, 03/15/23 (Call 12/15/22)	279	291,176
Series C, 4.00%, 11/15/46 (Call 05/15/46)	165	201,321
Series D, 4.65%, 08/15/43 (Call 02/15/43)	90	116,087

		47,902,573

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	564	577,288
2.63%, 02/15/23 (Call 11/15/22)	157	163,884

		741,172

Electronics — 0.2%
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)(a)	420	426,766
2.15%, 08/08/22 (Call 07/08/22)	75	77,179
2.30%, 08/15/24 (Call 07/15/24)	50	52,538
2.50%, 11/01/26 (Call 08/01/26)	769	821,230
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	95	98,353

		1,476,066

Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	955	1,004,259

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 7.75%, 11/15/29	161	233,738
8.00%, 01/15/24	495	604,479

		838,217

Gas — 0.2%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)(a)	262	283,379
3.38%, 09/15/49 (Call 03/15/49)	100	112,822
4.13%, 10/15/44 (Call 04/15/44)	227	282,672
4.15%, 01/15/43 (Call 07/15/42)	125	150,874
4.30%, 10/01/48 (Call 04/01/48)	135	172,447
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	200	243,562
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)(a)	70	74,035
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	470	503,704

		1,823,495

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	684	680,867
2.90%, 11/01/22	605	627,760

		1,308,627

Health Care - Products — 1.0%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)	50	54,217
3.75%, 11/30/26 (Call 08/30/26)	646	746,847
4.75%, 11/30/36 (Call 05/30/36)	395	514,661
4.75%, 04/15/43 (Call 10/15/42)	80	106,919

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.90%, 11/30/46 (Call 05/30/46)(a)	$1,336	$1,884,428
Baxter International Inc., 3.75%, 10/01/25 (Call 09/01/25)(d)	150	167,397
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	389	406,011
Danaher Corp. 3.35%, 09/15/25 (Call 06/15/25)(a)	185	201,600
4.38%, 09/15/45 (Call 03/15/45)	435	534,828
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	284	299,092
3.15%, 03/15/22	516	539,076
3.50%, 03/15/25	639	712,019
4.38%, 03/15/35	1,052	1,335,766
4.63%, 03/15/45	537	725,568

		8,228,429

Health Care - Services — 2.0%
Ascension Health, 3.95%, 11/15/46(a)	561	652,471
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	390	458,363
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	150	173,699
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)	572	621,163
4.15%, 05/01/47 (Call 11/01/46)	475	571,487
4.88%, 04/01/42	120	158,827
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	245	261,302
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	325	408,333
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	472	565,574
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)(a)	345	337,610
4.26%, 11/01/47 (Call 11/01/46)	324	325,442
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	50	52,181
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	10	10,655
UnitedHealth Group Inc. 2.38%, 10/15/22	60	62,082
2.75%, 02/15/23 (Call 11/15/22)	505	527,851
2.88%, 12/15/21	130	133,966
2.88%, 03/15/22 (Call 12/15/21)	205	211,988
2.88%, 03/15/23	284	299,566
2.88%, 08/15/29	230	249,044
2.95%, 10/15/27	330	358,957
3.10%, 03/15/26	360	393,772
3.35%, 07/15/22	275	290,312
3.38%, 11/15/21 (Call 08/15/21)	130	134,024
3.38%, 04/15/27	405	446,140
3.45%, 01/15/27	205	227,337
3.50%, 06/15/23	305	329,199
3.50%, 02/15/24	635	690,912
3.50%, 08/15/39 (Call 02/15/39)	270	301,026
3.70%, 08/15/49 (Call 02/15/49)	600	706,404
3.75%, 07/15/25	515	577,212
3.75%, 10/15/47 (Call 04/15/47)	235	276,797
3.85%, 06/15/28	184	210,794
3.88%, 12/15/28(a)	175	202,440
3.88%, 08/15/59 (Call 02/15/59)	205	250,014
3.95%, 10/15/42 (Call 04/15/42)	200	233,176
4.20%, 01/15/47 (Call 07/15/46)	365	449,848
4.25%, 03/15/43 (Call 09/15/42)(a)	215	265,248
4.25%, 04/15/47 (Call 10/15/46)	520	639,922
4.38%, 03/15/42 (Call 09/15/41)	130	158,856

Security	Par (000)	Value

Health Care - Services (continued)
4.45%, 12/15/48 (Call 06/15/48)	$350	$444,248
4.63%, 07/15/35	510	644,171
4.63%, 11/15/41 (Call 05/15/41)	75	94,345
4.75%, 07/15/45	440	579,234
5.80%, 03/15/36	305	418,408
6.50%, 06/15/37	217	322,534
6.63%, 11/15/37	440	666,340
6.88%, 02/15/38	380	591,641

		16,984,915

Household Products & Wares — 0.2%
Kimberly-Clark Corp. 3.10%, 03/26/30 (Call 12/26/29)	625	696,256
3.20%, 07/30/46 (Call 01/30/46)	242	270,653
6.63%, 08/01/37(a)	501	774,922

		1,741,831

Insurance — 3.7%
Aflac Inc. 3.63%, 06/15/23	930	997,565
3.63%, 11/15/24	518	569,064
4.75%, 01/15/49 (Call 07/15/48)	185	235,721
Allstate Corp. (The) 3.15%, 06/15/23(a)	267	282,323
3.28%, 12/15/26 (Call 09/15/26)	355	390,149
4.20%, 12/15/46 (Call 06/15/46)	250	308,730
4.50%, 06/15/43	218	277,924
5.55%, 05/09/35	550	765,809
Berkshire Hathaway Finance Corp. 3.00%, 05/15/22	346	363,179
4.20%, 08/15/48 (Call 02/15/48)	490	617,145
4.25%, 01/15/49 (Call 07/15/48)	410	522,238
4.30%, 05/15/43	363	448,846
4.40%, 05/15/42	665	833,318
5.75%, 01/15/40	337	491,103
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	795	841,905
3.00%, 02/11/23	393	419,897
3.13%, 03/15/26 (Call 12/15/25)	989	1,087,574
3.40%, 01/31/22(a)	305	320,271
3.75%, 08/15/21	25	25,932
4.50%, 02/11/43	255	328,272
Chubb Corp. (The), 6.00%, 05/11/37	153	220,901
Chubb INA Holdings Inc. 2.88%, 11/03/22 (Call 09/03/22)	420	437,955
3.15%, 03/15/25	532	578,156
3.35%, 05/15/24	205	222,163
3.35%, 05/03/26 (Call 02/03/26)	155	170,774
4.35%, 11/03/45 (Call 05/03/45)	210	274,709
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	572	583,417
3.75%, 04/01/26 (Call 01/01/26)	476	514,913
4.13%, 05/15/43 (Call 11/15/42)	221	238,804
Manulife Financial Corp. 4.15%, 03/04/26	679	749,704
5.38%, 03/04/46	310	395,994
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	248	255,586
3.50%, 06/03/24 (Call 03/03/24)	580	622,166
3.50%, 03/10/25 (Call 12/10/24)	660	710,147
3.75%, 03/14/26 (Call 12/14/25)(a)	525	578,660

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$345	$375,853
4.20%, 03/01/48 (Call 09/01/47)	210	254,027
4.35%, 01/30/47 (Call 07/30/46)	140	173,041
4.38%, 03/15/29 (Call 12/15/28)	390	454,752
4.80%, 07/15/21 (Call 04/15/21)	61	63,189
4.90%, 03/15/49 (Call 09/15/48)	210	285,075
MetLife Inc. 3.00%, 03/01/25	310	329,958
3.05%, 12/15/22	405	423,675
3.60%, 04/10/24	451	490,517
3.60%, 11/13/25 (Call 08/13/25)(a)	572	629,406
4.05%, 03/01/45(a)	308	359,990
4.13%, 08/13/42	411	481,376
4.60%, 05/13/46 (Call 12/13/45)	125	157,146
4.88%, 11/13/43	270	348,319
5.70%, 06/15/35	391	527,365
5.88%, 02/06/41	180	248,917
6.38%, 06/15/34	306	435,377
6.50%, 12/15/32	151	211,166
Series D, 4.37%, 09/15/23	287	315,149
Progressive Corp. (The) 2.45%, 01/15/27	1,055	1,099,447
3.95%, 03/26/50 (Call 09/26/49)	5	6,307
4.13%, 04/15/47 (Call 10/15/46)	550	697,279
4.20%, 03/15/48 (Call 09/15/47)	70	89,935
Prudential Financial Inc. 3.50%, 05/15/24(a)	800	868,592
3.70%, 03/13/51 (Call 09/13/50)	255	270,450
3.88%, 03/27/28 (Call 12/27/27)(a)	356	398,044
3.91%, 12/07/47 (Call 06/07/47)	195	210,543
3.94%, 12/07/49 (Call 06/07/49)	363	394,439
4.35%, 02/25/50 (Call 08/25/49)	195	224,059
4.60%, 05/15/44	520	611,016
5.70%, 12/14/36	485	646,524
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	660	782,179
4.00%, 05/30/47 (Call 11/30/46)	255	316,226
4.10%, 03/04/49 (Call 09/04/48)	75	95,636
4.60%, 08/01/43(a)	135	177,397
5.35%, 11/01/40	161	226,511
6.25%, 06/15/37	340	500,235
Travelers Property Casualty Corp., 6.38%, 03/15/33	281	408,004

		31,268,135

Internet — 2.0%
Alibaba Group Holding Ltd. 3.40%, 12/06/27 (Call 09/06/27)	2,150	2,330,149
3.60%, 11/28/24 (Call 08/28/24)	845	912,406
4.20%, 12/06/47 (Call 06/06/47)	360	435,733
4.50%, 11/28/34 (Call 05/28/34)	355	438,013
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	1,108	1,176,330
3.38%, 02/25/24	566	623,059
3.63%, 05/19/21(a)	115	118,527
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	360	377,698
2.50%, 11/29/22 (Call 08/29/22)	785	819,006
2.80%, 08/22/24 (Call 06/22/24)(a)	800	864,312
3.15%, 08/22/27 (Call 05/22/27)	1,341	1,508,384
3.80%, 12/05/24 (Call 09/05/24)	135	151,853
3.88%, 08/22/37 (Call 02/22/37)(a)	846	1,030,225

Security	Par (000)	Value

Internet (continued)
4.05%, 08/22/47 (Call 02/22/47)	$1,070	$1,403,508
4.25%, 08/22/57 (Call 02/22/57)	725	989,255
4.80%, 12/05/34 (Call 06/05/34)	271	365,189
4.95%, 12/05/44 (Call 06/05/44)	365	518,004
5.20%, 12/03/25 (Call 09/03/25)	370	447,423
Baidu Inc. 3.50%, 11/28/22	434	447,380
3.63%, 07/06/27	430	451,319
3.88%, 09/29/23 (Call 08/29/23)	550	579,216
4.13%, 06/30/25	260	278,413
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	50	50,930
3.55%, 03/15/28 (Call 12/15/27)	150	152,435
3.60%, 06/01/26 (Call 03/01/26)	300	312,984

		16,781,751

Machinery — 1.7%
ABB Finance USA Inc. 2.88%, 05/08/22	662	681,482
4.38%, 05/08/42	427	518,591
Caterpillar Financial Services Corp. 2.40%, 06/06/22	605	621,262
2.55%, 11/29/22	238	246,944
2.85%, 06/01/22(a)	95	98,401
2.85%, 05/17/24	175	185,731
3.15%, 09/07/21	300	308,628
3.45%, 05/15/23	94	100,454
3.65%, 12/07/23(a)	645	701,276
3.75%, 11/24/23	200	218,574
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	315	324,633
3.25%, 09/19/49 (Call 03/19/49)	275	296,763
3.25%, 04/09/50 (Call 10/09/49)	75	82,223
3.40%, 05/15/24 (Call 02/15/24)	725	787,060
3.80%, 08/15/42	395	463,635
3.90%, 05/27/21	75	77,081
4.30%, 05/15/44 (Call 11/15/43)	239	299,632
4.75%, 05/15/64 (Call 11/15/63)	350	473,641
5.20%, 05/27/41	105	144,907
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)(a)	548	562,440
2.75%, 04/15/25 (Call 03/15/25)	50	53,264
2.88%, 09/07/49 (Call 03/07/49)(a)	200	203,558
3.10%, 04/15/30 (Call 01/15/30)	75	82,874
3.90%, 06/09/42 (Call 12/09/41)	329	400,502
5.38%, 10/16/29	566	716,652
John Deere Capital Corp. 2.15%, 09/08/22	130	133,572
2.30%, 06/07/21	100	101,407
2.45%, 01/09/30(a)	100	105,226
2.60%, 03/07/24	280	293,238
2.65%, 01/06/22(a)	215	220,532
2.65%, 06/24/24	227	239,174
2.65%, 06/10/26	810	861,678
2.75%, 03/15/22	75	77,263
2.80%, 01/27/23	200	209,320
2.80%, 03/06/23	460	482,094
2.80%, 09/08/27	989	1,076,398
2.80%, 07/18/29	100	108,137
3.15%, 10/15/21	115	118,075
3.20%, 01/10/22	140	144,921

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.35%, 06/12/24	$635	$685,324
3.65%, 10/12/23	385	417,121
3.90%, 07/12/21(a)	90	93,038
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	125	157,356

		14,174,082

Manufacturing — 0.8%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	40	40,415
2.00%, 06/26/22	340	348,507
2.25%, 03/15/23 (Call 02/15/23)	440	457,076
2.25%, 09/19/26 (Call 06/19/26)(a)	456	477,751
2.65%, 04/15/25 (Call 03/15/25)	25	26,598
2.88%, 10/15/27 (Call 07/15/27)(a)	310	339,912
3.00%, 08/07/25	670	728,062
3.05%, 04/15/30 (Call 01/15/30)	10	10,905
3.13%, 09/19/46 (Call 03/19/46)	486	521,395
3.25%, 08/26/49 (Call 02/26/49)	10	11,162
3.63%, 09/14/28 (Call 06/14/28)	350	398,107
3.63%, 10/15/47 (Call 04/15/47)	780	892,429
4.00%, 09/14/48 (Call 03/14/48)	350	433,902
5.70%, 03/15/37(a)	210	288,490
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	531	577,638
3.50%, 03/01/24 (Call 12/01/23)	157	170,717
3.90%, 09/01/42 (Call 03/01/42)	250	297,915
4.88%, 09/15/41 (Call 03/15/41)	405	532,830

		6,553,811

Media — 4.0%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	95	115,208
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	25	25,403
2.35%, 01/15/27 (Call 10/15/26)	369	383,749
2.65%, 02/01/30 (Call 11/01/29)	190	202,149
2.75%, 03/01/23 (Call 02/01/23)	771	810,344
2.85%, 01/15/23	91	95,725
3.00%, 02/01/24 (Call 01/01/24)	125	133,374
3.10%, 04/01/25 (Call 03/01/25)	120	129,889
3.13%, 07/15/22	218	229,419
3.15%, 03/01/26 (Call 12/01/25)	1,200	1,308,564
3.15%, 02/15/28 (Call 11/15/27)	427	465,127
3.20%, 07/15/36 (Call 01/15/36)	322	350,040
3.30%, 02/01/27 (Call 11/01/26)	394	431,012
3.30%, 04/01/27 (Call 02/01/27)	75	82,346
3.38%, 02/15/25 (Call 11/15/24)	250	272,692
3.38%, 08/15/25 (Call 05/15/25)(a)	550	602,827
3.40%, 04/01/30 (Call 01/01/30)	330	370,412
3.40%, 07/15/46 (Call 01/15/46)	713	788,407
3.45%, 02/01/50 (Call 08/01/49)	458	511,178
3.55%, 05/01/28 (Call 02/01/28)	150	167,933
3.60%, 03/01/24	545	594,557
3.70%, 04/15/24 (Call 03/15/24)	430	469,719
3.75%, 04/01/40 (Call 10/01/39)	75	86,904
3.90%, 03/01/38 (Call 09/01/37)	287	334,610
3.95%, 10/15/25 (Call 08/15/25)	495	558,360
3.97%, 11/01/47 (Call 05/01/47)	569	669,548
4.00%, 08/15/47 (Call 02/15/47)	130	154,161
4.00%, 03/01/48 (Call 09/01/47)	385	461,388
4.00%, 11/01/49 (Call 05/01/49)	806	956,875

Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$529	$641,592
4.15%, 10/15/28 (Call 07/15/28)	885	1,034,317
4.20%, 08/15/34 (Call 02/15/34)	235	285,133
4.25%, 10/15/30 (Call 07/15/30)	655	787,624
4.25%, 01/15/33	990	1,195,762
4.40%, 08/15/35 (Call 02/25/35)	482	597,521
4.50%, 01/15/43(a)	646	799,431
4.60%, 10/15/38 (Call 04/15/38)	473	595,720
4.60%, 08/15/45 (Call 02/15/45)	235	301,308
4.65%, 07/15/42	435	554,673
4.70%, 10/15/48 (Call 04/15/48)	687	903,364
4.75%, 03/01/44	544	708,021
4.95%, 10/15/58 (Call 04/15/58)	570	809,172
5.65%, 06/15/35	170	238,739
6.40%, 05/15/38	129	187,269
6.45%, 03/15/37	150	218,473
6.50%, 11/15/35	125	188,769
6.95%, 08/15/37	365	551,106
7.05%, 03/15/33	325	489,824
NBCUniversal Media LLC 2.88%, 01/15/23	107	112,866
4.45%, 01/15/43	300	372,855
5.95%, 04/01/41	55	78,332
6.40%, 04/30/40	180	269,435
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	609	617,830
2.35%, 12/01/22	415	429,081
2.45%, 03/04/22	100	102,678
2.95%, 06/15/27(a)	370	400,525
3.00%, 02/13/26	385	414,753
3.00%, 07/30/46	279	283,852
3.15%, 09/17/25	400	434,244
3.70%, 12/01/42	1,820	2,077,312
4.13%, 06/01/44	530	637,924
Series B, 7.00%, 03/01/32	720	1,051,236
Series E, 4.13%, 12/01/41	249	297,806
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	441	447,020
2.00%, 09/01/29 (Call 06/01/29)	760	759,780
2.75%, 09/01/49 (Call 03/01/49)	425	414,473
3.70%, 09/15/24 (Call 06/15/24)	778	850,362
3.70%, 10/15/25 (Call 07/15/25)	189	209,032
3.70%, 03/23/27	25	28,217
3.80%, 03/22/30	50	57,697
4.70%, 03/23/50 (Call 09/23/49)(a)	130	174,017
4.75%, 09/15/44 (Call 03/15/44)	465	588,625
6.65%, 11/15/37	10	14,873

		33,974,563

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	392	405,516
3.25%, 06/15/25 (Call 03/15/25)	327	355,792
3.90%, 01/15/43 (Call 07/15/42)	225	253,456

		1,014,764

Mining — 0.5%
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22(a)	523	536,452
3.25%, 11/21/21	337	346,045
3.85%, 09/30/23	288	310,876

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.13%, 02/24/42	$165	$205,983
5.00%, 09/30/43	410	561,212
Rio Tinto Alcan Inc., 6.13%, 12/15/33	295	404,132
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	810	880,673
5.20%, 11/02/40	300	405,849
7.13%, 07/15/28	112	154,506
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	498	612,286
4.75%, 03/22/42 (Call 09/22/41)	135	175,223

		4,593,237

Oil & Gas — 5.2%
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	200	201,294
2.75%, 05/10/23	540	555,206
2.94%, 04/06/23 (Call 03/06/23)	50	51,581
3.00%, 02/24/50 (Call 08/24/49)	455	433,083
3.02%, 01/16/27 (Call 10/16/26)	371	380,193
3.12%, 05/04/26 (Call 02/04/26)	370	387,908
3.22%, 11/28/23 (Call 09/28/23)	240	251,352
3.22%, 04/14/24 (Call 02/14/24)	285	298,036
3.59%, 04/14/27 (Call 01/14/27)	175	184,224
3.79%, 02/06/24 (Call 01/06/24)	295	313,623
3.80%, 09/21/25 (Call 07/21/25)	270	291,754
BP Capital Markets PLC 2.50%, 11/06/22	220	224,459
3.06%, 03/17/22	240	246,396
3.28%, 09/19/27 (Call 06/19/27)	1,306	1,361,518
3.51%, 03/17/25	220	234,749
3.54%, 11/04/24	645	687,093
3.56%, 11/01/21	449	461,271
3.72%, 11/28/28 (Call 08/28/28)	603	644,752
3.81%, 02/10/24	405	431,021
3.99%, 09/26/23	158	169,022
Burlington Resources LLC 5.95%, 10/15/36	210	269,357
7.20%, 08/15/31	230	305,157
Chevron Corp. 2.10%, 05/16/21 (Call 04/15/21)	190	192,062
2.36%, 12/05/22 (Call 09/05/22)	245	252,882
2.41%, 03/03/22 (Call 01/03/22)	235	240,873
2.50%, 03/03/22 (Call 02/03/22)	478	492,455
2.57%, 05/16/23 (Call 03/16/23)	420	438,379
2.90%, 03/03/24 (Call 01/03/24)	330	350,734
2.95%, 05/16/26 (Call 02/16/26)	591	643,126
3.19%, 06/24/23 (Call 03/24/23)	841	890,796
3.33%, 11/17/25 (Call 08/17/25)	165	181,748
Conoco Funding Co., 7.25%, 10/15/31	274	346,306
ConocoPhillips 5.90%, 10/15/32	310	412,588
5.90%, 05/15/38	319	425,776
6.50%, 02/01/39	587	837,391
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	540	638,420
4.95%, 03/15/26 (Call 12/15/25)	183	211,028
5.95%, 03/15/46 (Call 09/15/45)	210	292,078
ConocoPhillips Holding Co., 6.95%, 04/15/29	410	546,325
EOG Resources Inc. 3.15%, 04/01/25 (Call 01/01/25)	240	252,590
4.38%, 04/15/30 (Call 01/15/30)	100	111,340

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$50	$60,298
Exxon Mobil Corp. 1.57%, 04/15/23	500	505,970
1.90%, 08/16/22	190	194,195
2.02%, 08/16/24 (Call 07/16/24)	250	257,375
2.28%, 08/16/26 (Call 06/16/26)	502	519,871
2.40%, 03/06/22 (Call 01/06/22)	225	230,517
2.44%, 08/16/29 (Call 05/16/29)	325	336,131
2.61%, 10/15/30 (Call 07/15/30)	675	703,991
2.71%, 03/06/25 (Call 12/06/24)	1,015	1,066,714
2.73%, 03/01/23 (Call 01/01/23)	1,325	1,384,665
2.99%, 03/19/25 (Call 02/19/25)	550	587,345
3.00%, 08/16/39 (Call 02/16/39)	174	178,374
3.04%, 03/01/26 (Call 12/01/25)	555	594,777
3.10%, 08/16/49 (Call 02/16/49)	270	279,134
3.18%, 03/15/24 (Call 12/15/23)	281	299,585
3.29%, 03/19/27 (Call 01/19/27)	875	953,802
3.45%, 04/15/51 (Call 10/15/50)	424	464,704
3.48%, 03/19/30 (Call 12/19/29)	1,250	1,393,750
3.57%, 03/06/45 (Call 09/06/44)	309	338,998
4.11%, 03/01/46 (Call 09/01/45)	725	863,047
4.23%, 03/19/40 (Call 09/19/39)	550	659,444
4.33%, 03/19/50 (Call 09/19/49)	1,126	1,379,474
Shell International Finance BV 1.75%, 09/12/21	302	303,117
1.88%, 05/10/21	400	401,752
2.00%, 11/07/24 (Call 10/07/24)	50	50,475
2.25%, 01/06/23	540	549,191
2.38%, 08/21/22	345	353,128
2.38%, 04/06/25 (Call 03/06/25)	50	51,588
2.38%, 11/07/29 (Call 08/07/29)	420	422,386
2.50%, 09/12/26	260	268,793
2.88%, 05/10/26	536	567,763
3.13%, 11/07/49 (Call 05/07/49)	439	450,985
3.25%, 05/11/25	394	422,758
3.40%, 08/12/23	262	278,171
3.50%, 11/13/23 (Call 10/13/23)	140	148,869
3.63%, 08/21/42	835	874,788
3.75%, 09/12/46	490	537,231
3.88%, 11/13/28 (Call 08/23/28)	235	263,489
4.00%, 05/10/46	632	722,768
4.13%, 05/11/35	835	961,043
4.38%, 05/11/45	580	690,351
4.55%, 08/12/43	512	611,430
5.50%, 03/25/40	190	251,136
6.38%, 12/15/38	502	723,819
Total Capital Canada Ltd., 2.75%, 07/15/23	371	385,410
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	100	100,895
2.70%, 01/25/23	365	376,446
2.75%, 06/19/21	75	76,050
2.83%, 01/10/30 (Call 10/10/29)	540	560,585
2.88%, 02/17/22	319	326,736
3.46%, 07/12/49 (Call 01/12/49)	337	356,364
3.70%, 01/15/24	701	752,166
3.75%, 04/10/24	643	692,987
Total Capital SA 3.88%, 10/11/28	867	963,263
4.25%, 12/15/21	272	284,115

		44,172,155

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	$349	$359,966
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)	185	185,477
3.14%, 11/07/29 (Call 08/07/29)	175	163,406
3.34%, 12/15/27 (Call 09/15/27)	301	288,503
4.08%, 12/15/47 (Call 06/15/47)	364	311,875
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,065	1,085,139

		2,394,366

Pharmaceuticals — 6.0%
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	393	417,185
3.40%, 05/15/24 (Call 02/15/24)	321	338,421
3.45%, 12/15/27 (Call 09/15/27)	352	383,141
3.50%, 11/15/21 (Call 08/15/21)	25	25,610
4.25%, 03/01/45 (Call 09/01/44)	130	136,109
4.30%, 12/15/47 (Call 06/15/47)	220	241,795
Bristol-Myers Squibb Co. 2.00%, 08/01/22	175	178,999
2.55%, 05/14/21(d)	300	304,854
2.60%, 05/16/22(d)	385	397,520
2.90%, 07/26/24 (Call 06/26/24)(d)	975	1,041,261
3.20%, 06/15/26 (Call 04/15/26)(d)	642	707,503
3.25%, 08/15/22(d)	60	63,019
3.25%, 02/20/23 (Call 01/20/23)(d)	245	259,543
3.25%, 11/01/23	58	62,088
3.25%, 02/27/27	214	239,248
3.25%, 08/01/42	455	515,301
3.40%, 07/26/29 (Call 04/26/29)(d)	1,140	1,301,515
3.45%, 11/15/27 (Call 08/15/27)(d)	300	337,362
3.55%, 08/15/22(d)	505	534,265
3.63%, 05/15/24 (Call 02/15/24)(d)	125	136,119
3.88%, 08/15/25 (Call 05/15/25)(d)	295	331,317
3.90%, 02/20/28 (Call 11/20/27)(d)	575	662,872
4.13%, 06/15/39 (Call 12/15/38)(d)	445	551,003
4.25%, 10/26/49 (Call 04/26/49)(d)	1,595	2,088,653
4.50%, 03/01/44 (Call 09/01/43)(a)	144	197,649
4.55%, 02/20/48 (Call 08/20/47)(d)	115	154,654
5.00%, 08/15/45 (Call 02/15/45)(d)	200	277,716
Eli Lilly & Co. 2.35%, 05/15/22	70	72,211
2.75%, 06/01/25 (Call 03/01/25)	847	910,728
3.38%, 03/15/29 (Call 12/15/28)	160	182,614
3.95%, 03/15/49 (Call 09/15/48)	400	509,240
4.15%, 03/15/59 (Call 09/15/58)	265	354,763
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	410	432,948
3.38%, 05/15/23	495	529,848
3.63%, 05/15/25	400	447,640
3.88%, 05/15/28	500	581,330
4.20%, 03/18/43	195	250,676
5.38%, 04/15/34	441	609,877
6.38%, 05/15/38	788	1,227,854
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	685	710,605
2.88%, 06/01/22 (Call 05/01/22)	484	502,697
3.00%, 06/01/24 (Call 05/01/24)	25	26,858
3.13%, 05/14/21	50	51,175
3.38%, 06/01/29 (Call 03/01/29)	235	267,644

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson 2.05%, 03/01/23 (Call 01/01/23)(a)	$137	$142,266
2.25%, 03/03/22 (Call 02/03/22)	308	317,206
2.45%, 03/01/26 (Call 12/01/25)	220	237,589
2.63%, 01/15/25 (Call 11/15/24)	155	167,863
2.90%, 01/15/28 (Call 10/15/27)(a)	385	431,450
2.95%, 03/03/27 (Call 12/03/26)	288	320,777
3.38%, 12/05/23	219	242,477
3.40%, 01/15/38 (Call 07/15/37)	395	462,344
3.50%, 01/15/48 (Call 07/15/47)(a)	380	479,830
3.55%, 03/01/36 (Call 09/01/35)	485	572,470
3.63%, 03/03/37 (Call 09/03/36)	585	697,928
3.70%, 03/01/46 (Call 09/01/45)	435	545,821
3.75%, 03/03/47 (Call 09/03/46)	405	519,975
4.38%, 12/05/33 (Call 06/05/33)	272	356,222
4.50%, 09/01/40	280	368,911
4.50%, 12/05/43 (Call 06/05/43)	240	327,761
4.95%, 05/15/33	303	415,507
5.95%, 08/15/37	292	438,552
Mead Johnson Nutrition Co. 4.13%, 11/15/25 (Call 08/15/25)	619	707,294
4.60%, 06/01/44 (Call 12/01/43)	75	93,521
Merck & Co. Inc. 2.35%, 02/10/22	206	211,883
2.40%, 09/15/22 (Call 03/15/22)	337	349,803
2.75%, 02/10/25 (Call 11/10/24)	635	687,591
2.80%, 05/18/23	1,085	1,151,608
2.90%, 03/07/24 (Call 02/07/24)	225	242,719
3.40%, 03/07/29 (Call 12/07/28)	638	734,402
3.60%, 09/15/42 (Call 03/15/42)	150	180,900
3.70%, 02/10/45 (Call 08/10/44)	690	838,757
3.90%, 03/07/39 (Call 09/07/38)	320	393,114
4.00%, 03/07/49 (Call 09/07/48)	451	595,464
4.15%, 05/18/43	195	251,628
6.50%, 12/01/33(a)	595	888,383
Novartis Capital Corp. 2.00%, 02/14/27 (Call 12/14/26)	75	79,394
2.20%, 08/14/30 (Call 05/14/30)	340	360,373
2.40%, 05/17/22 (Call 04/17/22)	150	154,850
2.40%, 09/21/22	724	750,622
3.00%, 11/20/25 (Call 08/20/25)	555	608,208
3.10%, 05/17/27 (Call 02/17/27)	425	473,535
3.40%, 05/06/24	693	757,227
3.70%, 09/21/42	753	911,341
4.00%, 11/20/45 (Call 05/20/45)	390	503,217
4.40%, 05/06/44	715	957,814
Pfizer Inc. 1.95%, 06/03/21	100	101,546
2.20%, 12/15/21	150	153,345
2.63%, 04/01/30 (Call 01/01/30)	55	59,521
2.75%, 06/03/26	181	199,274
2.80%, 03/11/22	340	353,209
2.95%, 03/15/24 (Call 02/15/24)	296	320,399
3.00%, 09/15/21	100	103,066
3.00%, 06/15/23	632	678,060
3.00%, 12/15/26	253	282,399
3.20%, 09/15/23 (Call 08/15/23)	425	460,522
3.40%, 05/15/24	320	351,475
3.45%, 03/15/29 (Call 12/15/28)(a)	450	517,806
3.60%, 09/15/28 (Call 06/15/28)	205	240,061

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 03/15/39 (Call 09/15/38)	$285	$347,737
4.00%, 12/15/36	415	504,735
4.00%, 03/15/49 (Call 09/15/48)	216	278,763
4.10%, 09/15/38 (Call 03/15/38)	200	248,290
4.13%, 12/15/46	300	381,384
4.20%, 09/15/48 (Call 03/15/48)	300	397,869
4.30%, 06/15/43	355	458,326
4.40%, 05/15/44(a)	420	555,118
7.20%, 03/15/39	672	1,125,015
Pharmacia LLC, 6.60%, 12/01/28	220	301,261
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	600	640,500
3.63%, 06/19/28 (Call 03/19/28)	320	375,939
Wyeth LLC 5.95%, 04/01/37	575	841,122
6.00%, 02/15/36	421	609,073
6.45%, 02/01/24(a)	157	187,546
6.50%, 02/01/34	197	290,993

		50,846,381

Real Estate Investment Trusts — 1.3%
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	75	74,184
3.45%, 06/01/25 (Call 03/03/25)	300	320,232
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	740	780,878
3.00%, 04/15/23 (Call 01/15/23)	369	381,325
3.50%, 03/01/28 (Call 12/01/27)	275	294,508
4.50%, 07/01/44 (Call 01/01/44)	284	348,814
4.63%, 12/15/21 (Call 09/15/21)	242	250,910
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)(a)	430	471,478
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	410	412,579
3.75%, 11/01/25 (Call 08/01/25)	415	460,073
4.25%, 08/15/23 (Call 05/15/23)	575	626,025
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	195	199,777
3.09%, 09/15/27 (Call 06/15/27)	300	315,177
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	495	500,702
3.25%, 10/15/22 (Call 07/15/22)	735	755,286
3.65%, 01/15/28 (Call 10/15/27)	335	350,608
4.65%, 08/01/23 (Call 05/01/23)	190	202,139
4.65%, 03/15/47 (Call 09/15/46)	110	121,333
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	45	42,425
2.35%, 01/30/22 (Call 10/30/21)	165	164,754
2.45%, 09/13/29 (Call 06/13/29)(a)	135	121,415
2.50%, 07/15/21 (Call 04/15/21)	75	74,905
2.63%, 06/15/22 (Call 03/15/22)	135	133,988
2.75%, 02/01/23 (Call 12/01/22)	395	390,904
2.75%, 06/01/23 (Call 03/01/23)	280	276,573
3.25%, 11/30/26 (Call 08/30/26)	156	153,635
3.25%, 09/13/49 (Call 03/13/49)	485	400,038
3.30%, 01/15/26 (Call 10/15/25)	390	384,520
3.38%, 10/01/24 (Call 07/01/24)	510	504,895
3.38%, 06/15/27 (Call 03/15/27)(a)	300	290,604
3.38%, 12/01/27 (Call 09/01/27)	95	92,388
3.50%, 09/01/25 (Call 06/01/25)	265	266,799
3.75%, 02/01/24 (Call 11/01/23)	150	151,529

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 11/30/46 (Call 05/30/46)	$35	$34,307
4.75%, 03/15/42 (Call 09/15/41)	299	308,413
6.75%, 02/01/40 (Call 11/01/39)	285	364,398

		11,022,518

Retail — 3.5%
Costco Wholesale Corp.
1.75%, 04/20/32 (Call 01/20/32)	150	149,220
2.15%, 05/18/21 (Call 04/18/21)	101	102,748
2.30%, 05/18/22 (Call 04/18/22)	247	255,161
2.75%, 05/18/24 (Call 03/18/24)	415	446,133
3.00%, 05/18/27 (Call 02/18/27)	610	676,630
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	290	305,883
2.50%, 04/15/27 (Call 02/15/27)	185	195,377
2.63%, 06/01/22 (Call 05/01/22)	779	810,355
2.70%, 04/01/23 (Call 01/01/23)	250	264,105
2.70%, 04/15/30 (Call 01/15/30)	230	245,978
2.80%, 09/14/27 (Call 06/14/27)	405	439,129
2.95%, 06/15/29 (Call 03/15/29)	270	293,447
3.00%, 04/01/26 (Call 01/01/26)	150	164,631
3.13%, 12/15/49 (Call 06/15/49)	350	374,304
3.30%, 04/15/40 (Call 10/15/39)	100	109,255
3.35%, 09/15/25 (Call 06/15/25)	880	978,428
3.35%, 04/15/50 (Call 10/15/49)(a)	525	581,763
3.50%, 09/15/56 (Call 03/15/56)	210	237,525
3.75%, 02/15/24 (Call 11/15/23)	185	203,607
3.90%, 12/06/28 (Call 09/06/28)	1,015	1,179,785
3.90%, 06/15/47 (Call 12/15/46)	165	193,383
4.20%, 04/01/43 (Call 10/01/42)	286	345,648
4.25%, 04/01/46 (Call 10/01/45)	316	394,488
4.40%, 03/15/45 (Call 09/15/44)	310	391,459
4.50%, 12/06/48 (Call 06/06/48)	135	175,595
4.88%, 02/15/44 (Call 08/15/43)	192	255,504
5.40%, 09/15/40 (Call 03/15/40)	700	968,226
5.88%, 12/16/36	1,640	2,363,732
5.95%, 04/01/41 (Call 10/01/40)	140	208,142
Target Corp.
2.50%, 04/15/26	340	367,428
2.65%, 09/15/30	25	26,825
2.90%, 01/15/22	355	369,875
3.38%, 04/15/29 (Call 01/15/29)	650	735,130
3.50%, 07/01/24	174	192,999
3.63%, 04/15/46(a)	335	401,685
3.90%, 11/15/47 (Call 05/15/47)	190	237,871
4.00%, 07/01/42	622	770,484
6.50%, 10/15/37	250	379,235
7.00%, 01/15/38	425	677,080
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	340	344,597
2.50%, 05/15/23 (Call 02/15/23)	810	829,918
3.75%, 04/15/27 (Call 02/15/27)	75	81,861
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	189	197,329
2.38%, 09/24/29 (Call 06/24/29)	400	429,756
2.55%, 04/11/23 (Call 01/11/23)	675	709,263
2.65%, 12/15/24 (Call 10/15/24)	380	408,082
2.95%, 09/24/49 (Call 03/24/49)	395	445,319
3.13%, 06/23/21	174	178,903
3.30%, 04/22/24 (Call 01/22/24)	290	316,558
3.40%, 06/26/23 (Call 05/26/23)	805	870,712

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.55%, 06/26/25 (Call 04/26/25)	$358	$401,830
3.63%, 12/15/47 (Call 06/15/47)	398	489,281
3.70%, 06/26/28 (Call 03/26/28)	570	659,467
3.95%, 06/28/38 (Call 12/28/37)	503	624,082
4.00%, 04/11/43 (Call 10/11/42)	635	812,165
4.05%, 06/29/48 (Call 12/29/47)	768	1,003,246
4.30%, 04/22/44 (Call 10/22/43)	412	537,149
5.00%, 10/25/40	371	515,401
5.25%, 09/01/35	605	850,945
5.63%, 04/01/40	375	552,521
5.63%, 04/15/41	144	215,084
6.20%, 04/15/38	105	161,444
6.50%, 08/15/37	25	38,925
7.55%, 02/15/30	622	935,793

		30,077,884

Semiconductors — 3.1%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	415	457,608
3.90%, 10/01/25 (Call 07/01/25)	115	129,278
4.30%, 06/15/21	190	197,604
4.35%, 04/01/47 (Call 10/01/46)	189	246,554
5.10%, 10/01/35 (Call 04/01/35)	545	752,198
5.85%, 06/15/41	343	498,300
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	196,663
2.35%, 05/11/22 (Call 04/11/22)(a)	619	638,678
2.45%, 11/15/29 (Call 08/15/29)	380	403,545
2.60%, 05/19/26 (Call 02/19/26)	180	193,046
2.70%, 12/15/22	230	241,891
2.70%, 06/17/24 (Call 04/17/24)	175	186,078
2.88%, 05/11/24 (Call 03/11/24)	485	519,003
3.10%, 07/29/22	195	205,823
3.10%, 02/15/60 (Call 08/15/59)(a)	90	96,178
3.15%, 05/11/27 (Call 02/11/27)(a)	275	302,957
3.25%, 11/15/49 (Call 05/15/49)	150	168,180
3.30%, 10/01/21(a)	600	622,590
3.40%, 03/25/25 (Call 02/25/25)	1,100	1,216,501
3.70%, 07/29/25 (Call 04/29/25)	993	1,114,911
3.73%, 12/08/47 (Call 06/08/47)	657	790,056
3.75%, 03/25/27 (Call 01/25/27)	175	200,169
3.90%, 03/25/30 (Call 12/25/29)(a)	525	623,264
4.00%, 12/15/32	474	581,456
4.10%, 05/19/46 (Call 11/19/45)	250	313,893
4.10%, 05/11/47 (Call 11/11/46)	802	1,015,532
4.25%, 12/15/42	100	125,933
4.75%, 03/25/50 (Call 09/25/49)	1,225	1,711,815
4.80%, 10/01/41	85	113,523
4.90%, 07/29/45 (Call 01/29/45)	130	180,807
4.95%, 03/25/60 (Call 09/25/59)	350	499,877
Lam Research Corp.
1.90%, 06/15/30	60	59,802
2.88%, 05/15/50	55	54,836
3.13%, 06/15/60	40	39,880
4.88%, 03/15/49 (Call 09/15/48)	35	47,187
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	460	501,395
3.20%, 09/16/26 (Call 06/16/26)	324	357,829
3.50%, 04/01/40 (Call 10/01/39)	665	747,154
3.50%, 04/01/50 (Call 10/01/49)	705	809,058

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	$710	$740,267
2.90%, 05/20/24 (Call 03/20/24)	1,071	1,142,296
3.00%, 05/20/22	847	882,354
3.25%, 05/20/27 (Call 02/20/27)	430	469,521
3.45%, 05/20/25 (Call 02/20/25)	426	468,042
4.30%, 05/20/47 (Call 11/20/46)	475	576,460
4.65%, 05/20/35 (Call 11/20/34)	509	648,558
4.80%, 05/20/45 (Call 11/20/44)	602	778,801
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	455	464,946
2.25%, 05/01/23 (Call 02/01/23)	345	360,722
2.90%, 11/03/27 (Call 08/03/27)	915	1,001,696
4.15%, 05/15/48 (Call 11/15/47)	550	697,625
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	855	899,144

		26,291,484

Software — 5.3%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	230	240,817
2.15%, 02/01/27 (Call 12/01/26)	285	298,825
2.30%, 02/01/30 (Call 11/01/29)	840	883,462
3.25%, 02/01/25 (Call 11/01/24)	622	684,331
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	950	961,941
2.00%, 08/08/23 (Call 06/08/23)	570	595,080
2.38%, 02/12/22 (Call 01/12/22)	325	335,215
2.38%, 05/01/23 (Call 02/01/23)	630	660,316
2.40%, 02/06/22 (Call 01/06/22)	226	232,371
2.40%, 08/08/26 (Call 05/08/26)	222	239,061
2.65%, 11/03/22 (Call 09/03/22)	511	535,845
2.70%, 02/12/25 (Call 11/12/24)	219	237,530
2.88%, 02/06/24 (Call 12/06/23)	981	1,055,281
3.13%, 11/03/25 (Call 08/03/25)(a)	155	172,751
3.30%, 02/06/27 (Call 11/06/26)(a)	710	804,373
3.45%, 08/08/36 (Call 02/08/36)	700	815,668
3.50%, 02/12/35 (Call 08/12/34)	412	492,686
3.50%, 11/15/42	380	448,894
3.63%, 12/15/23 (Call 09/15/23)	416	458,956
3.70%, 08/08/46 (Call 02/08/46)	1,327	1,643,715
3.75%, 05/01/43 (Call 11/01/42)	674	814,846
3.75%, 02/12/45 (Call 08/12/44)	567	694,711
3.95%, 08/08/56 (Call 02/08/56)	480	625,776
4.00%, 02/12/55 (Call 08/12/54)	709	927,578
4.10%, 02/06/37 (Call 08/06/36)	625	779,137
4.20%, 11/03/35 (Call 05/03/35)(a)	470	603,104
4.25%, 02/06/47 (Call 08/06/46)	587	784,361
4.45%, 11/03/45 (Call 05/03/45)(a)	815	1,106,175
4.50%, 10/01/40	730	966,148
4.50%, 02/06/57 (Call 08/06/56)	410	589,482
4.75%, 11/03/55 (Call 05/03/55)	224	328,814
4.88%, 12/15/43 (Call 06/15/43)	565	790,169
5.20%, 06/01/39	539	762,760
5.30%, 02/08/41	237	342,896
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	600	607,896
2.40%, 09/15/23 (Call 07/15/23)	350	366,125
2.50%, 05/15/22 (Call 03/15/22)	560	576,117
2.50%, 10/15/22	865	897,437
2.50%, 04/01/25 (Call 03/01/25)	90	94,942
2.63%, 02/15/23 (Call 01/15/23)	185	193,377

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.65%, 07/15/26 (Call 04/15/26)	$268	$285,286
2.80%, 07/08/21(a)	80	81,798
2.80%, 04/01/27 (Call 02/01/27)(a)	1,060	1,137,009
2.95%, 11/15/24 (Call 09/15/24)	705	755,908
2.95%, 05/15/25 (Call 02/15/25)(a)	182	195,175
2.95%, 04/01/30 (Call 01/01/30)(a)	1,555	1,695,214
3.25%, 11/15/27 (Call 08/15/27)	525	577,967
3.25%, 05/15/30 (Call 02/15/30)(a)	817	914,795
3.40%, 07/08/24 (Call 04/08/24)	710	768,944
3.60%, 04/01/40 (Call 10/01/39)	1,500	1,691,250
3.60%, 04/01/50 (Call 10/01/49)	1,125	1,277,201
3.63%, 07/15/23	222	240,422
3.80%, 11/15/37 (Call 05/15/37)	510	581,487
3.85%, 07/15/36 (Call 01/15/36)	435	502,642
3.85%, 04/01/60 (Call 10/01/59)	550	636,443
3.90%, 05/15/35 (Call 11/15/34)	759	895,514
4.00%, 07/15/46 (Call 01/15/46)	525	621,679
4.00%, 11/15/47 (Call 05/15/47)	514	611,907
4.13%, 05/15/45 (Call 11/15/44)	255	304,480
4.30%, 07/08/34 (Call 01/08/34)	1,305	1,598,064
4.38%, 05/15/55 (Call 11/15/54)	497	628,884
4.50%, 07/08/44 (Call 01/08/44)	515	648,570
5.38%, 07/15/40	785	1,074,657
6.13%, 07/08/39(a)	635	929,862
6.50%, 04/15/38	160	242,234
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	433	461,634
3.70%, 04/11/28 (Call 01/11/28)	655	746,418

		44,754,413

Telecommunications — 0.8%
America Movil SAB de CV
3.13%, 07/16/22	325	331,477
4.38%, 07/16/42(a)	269	306,219
4.38%, 04/22/49 (Call 10/22/48)	325	374,485
6.13%, 03/30/40	645	872,208
6.38%, 03/01/35	350	479,528
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	390	396,497
2.20%, 09/20/23 (Call 07/20/23)	570	595,428
2.50%, 09/20/26 (Call 06/20/26)	479	519,682
2.60%, 02/28/23	125	131,436
2.95%, 02/28/26	497	548,683
3.00%, 06/15/22(a)	491	517,028
3.50%, 06/15/25	238	267,445
3.63%, 03/04/24	507	561,016
5.50%, 01/15/40	568	820,402
5.90%, 02/15/39	289	427,341

		7,148,875

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	181	190,421
3.00%, 04/01/25 (Call 01/01/25)	255	273,883
3.05%, 09/01/22 (Call 06/01/22)	175	182,425
3.05%, 02/15/51 (Call 08/15/50)	50	52,449
3.25%, 06/15/27 (Call 03/15/27)	335	372,051
3.40%, 09/01/24 (Call 12/01/23)	123	133,954
3.75%, 04/01/24 (Call 01/01/24)	95	103,583
3.85%, 09/01/23 (Call 06/01/23)(a)	308	336,200
3.90%, 08/01/46 (Call 02/01/46)(a)	150	175,270

Security	Par/ Shares (000)	Value

Transportation (continued)
4.05%, 06/15/48 (Call 12/15/47)	$200	$242,808
4.13%, 06/15/47 (Call 12/15/46)	165	200,708
4.15%, 04/01/45 (Call 10/01/44)	300	361,800
4.15%, 12/15/48 (Call 06/15/48)	230	283,822
4.38%, 09/01/42 (Call 03/01/42)	330	401,943
4.40%, 03/15/42 (Call 09/15/41)	304	373,066
4.45%, 03/15/43 (Call 09/15/42)	276	341,139
4.55%, 09/01/44 (Call 03/01/44)	285	356,478
4.70%, 09/01/45 (Call 03/01/45)	280	361,600
4.90%, 04/01/44 (Call 10/01/43)	160	208,904
5.05%, 03/01/41 (Call 09/01/40)	284	368,249
5.15%, 09/01/43 (Call 03/01/43)	150	200,577
5.40%, 06/01/41 (Call 12/01/40)(a)	140	187,844
5.75%, 05/01/40 (Call 11/01/39)	301	416,738
6.15%, 05/01/37	320	446,170
Canadian National Railway Co.
2.45%, 05/01/50	60	58,420
2.75%, 03/01/26 (Call 12/01/25)	271	289,035
3.20%, 08/02/46 (Call 02/02/46)	321	359,725
4.45%, 01/20/49 (Call 07/20/48)	205	277,197
6.25%, 08/01/34	308	451,630
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	25	25,836
2.40%, 11/15/26 (Call 08/15/26)	529	563,660
2.45%, 10/01/22	352	365,422
2.50%, 04/01/23 (Call 03/01/23)	760	792,984
2.80%, 11/15/24 (Call 09/15/24)	553	588,464
3.05%, 11/15/27 (Call 08/15/27)(a)	380	414,675
3.40%, 03/15/29 (Call 12/15/28)	479	532,614
3.40%, 11/15/46 (Call 05/15/46)	290	316,259
3.75%, 11/15/47 (Call 05/15/47)	515	608,699
4.45%, 04/01/30 (Call 01/01/30)	50	60,662
4.88%, 11/15/40 (Call 05/15/40)	931	1,210,449
6.20%, 01/15/38	472	685,311

		14,173,124

Total Corporate Bonds & Notes — 98.6% (Cost: $788,830,659)		835,952,713

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	34,659	34,697,595
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	19,427	19,427,000

		54,124,595

Total Short-Term Investments — 6.4% (Cost: $54,091,943)		54,124,595

Total Investments in Securities — 105.0% (Cost: $842,922,602)		890,077,308

Other Assets, Less Liabilities — (5.0)%		(42,494,247)

Net Assets — 100.0%		$847,583,061

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Aaa - A Rated Corporate Bond ETF

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,602	9,057	34,659	$34,697,595	$67,701	(b)	$(9,560)	$23,318
BlackRock Cash Funds: Treasury, SL Agency Shares	1,677	17,750	19,427	19,427,000	12,618		—	—

				$54,124,595	$80,319		$(9,560)	$23,318

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$835,952,713	$—	$835,952,713
Money Market Funds	54,124,595	—	—	54,124,595

	$54,124,595	$835,952,713	$—	$890,077,308

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) April 30, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$900	$1,472,472

Airlines — 0.7%
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,050	501,763
Southwest Airlines Co., 1.25%, 05/01/25	2,500	2,746,700

		3,248,463

Auto Manufacturers — 5.8%
NIO Inc., 4.50%, 02/01/24	2,300	1,204,993
Tesla Inc. 1.25%, 03/01/21	4,075	8,991,732
2.00%, 05/15/24	3,490	8,996,696
2.38%, 03/15/22	2,850	7,110,180

		26,303,601

Auto Parts & Equipment — 0.2%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,000	961,230

Banks — 1.0%
Barclays Bank PLC, 0.00% 02/04/25(b)	800	928,096
BofA Finance LLC, 0.25%, 05/01/23	810	786,591
Deutsche Bank AG/London, 1.00%, 05/01/23	875	796,967
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	1,900	2,028,326

		4,539,980

Beverages — 0.1%
Luckin Coffee Inc., 0.75%, 01/15/25(a)	1,425	456,100

Biotechnology —5.4%
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	650	551,850
BioMarin Pharmaceutical Inc. 0.60%, 08/01/24	1,225	1,310,174
1.50%, 10/15/20	1,240	1,340,242
Bridgebio Pharma Inc., 2.50%, 03/15/27(a)	1,000	962,870
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	407,400
Exact Sciences Corp. 0.38%, 03/15/27	2,675	2,601,946
1.00%, 01/15/25	1,125	1,449,259
Halozyme Therapeutics Inc., 1.25%, 12/01/24(a)	1,541	1,764,876
Illumina Inc. 0.00%, 08/15/23(b)	2,385	2,447,248
0.50%, 06/15/21	1,525	2,042,265
Insmed Inc., 1.75%, 01/15/25	1,365	1,289,761
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,370	1,206,271
Ionis Pharmaceuticals Inc. 0.13%, 12/15/24(a)	1,800	1,721,718
1.00%, 11/15/21	725	778,302
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	1,450	1,273,288
Novavax Inc., 3.75%, 02/01/23	1,125	921,353
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	875	1,027,276
Radius Health Inc., 3.00%, 09/01/24	650	497,816
Retrophin Inc., 2.50%, 09/15/25	850	639,940

		24,233,855

Commercial Services — 2.5%
Cardtronics Inc., 1.00%, 12/01/20	675	650,214
Chegg Inc. 0.13%, 03/15/25	2,425	2,557,890
0.25%, 05/15/23	625	1,029,694
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	1,780	1,613,695
FTI Consulting Inc., 2.00%, 08/15/23	950	1,319,521
Macquarie Infrastructure Corp., 2.00%, 10/01/23	930	745,116

Security	Par (000)	Value

Commercial Services (continued)
Square Inc. 0.13%, 03/01/25(a)	$500	$460,075
0.50%, 05/15/23	2,700	3,018,762

		11,394,967

Computers — 2.8%
CyberArk Software Ltd., 0.00% 11/15/24(a)(b)	1,863	1,731,249
Insight Enterprises Inc., 0.75%, 02/15/25(a)	1,025	1,022,981
Lumentum Holdings Inc. 0.25%, 03/15/24	1,395	2,028,037
Series QIB, 0.50%, 12/15/26(a)	3,125	3,314,500
Pure Storage Inc., 0.13%, 04/15/23	1,675	1,545,991
Western Digital Corp., 1.50%, 02/01/24	3,357	3,071,789

		12,714,547

Diversified Financial Services — 1.1%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	1,550	1,497,269
LendingTree Inc., 0.63%, 06/01/22	800	1,068,168
PRA Group Inc. 3.00%, 08/01/20	675	658,064
3.50%, 06/01/23	1,250	1,044,475
Qudian Inc., 1.00%, 07/01/26(a)	1,300	670,098

		4,938,074

Electric — 0.4%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	1,782	1,801,335

Electronics — 1.6%
Fortive Corp., 0.88%, 02/15/22	4,210	4,046,315
II VI Inc., 0.25%, 09/01/22	1,074	1,058,556
OSI Systems Inc., 1.25%, 09/01/22	800	764,536
Vishay Intertechnology Inc., 2.25%, 06/15/25	1,673	1,545,534

		7,414,941

Energy — Alternate Sources — 0.9%
Enphase Energy Inc., 0.25%, 03/01/25(a)	950	871,929
NextEra Energy Partners LP, 1.50%, 09/15/20(a)	1,100	1,131,977
SunPower Corp. 0.88%, 06/01/21	865	727,491
4.00%, 01/15/23	1,450	1,144,006

		3,875,403

Engineering & Construction — 0.5%
Dycom Industries Inc., 0.75%, 09/15/21	1,140	1,052,345
KBR Inc., 2.50%, 11/01/23.	1,100	1,155,132

		2,207,477

Entertainment — 0.6%
Live Nation Entertainment Inc. 2.00%, 02/15/25(a)	1,100	870,991
2.50%, 03/15/23	1,775	1,701,817

		2,572,808

Health Care — Products — 3.8%
CONMED Corp., 2.63%, 02/01/24	1,050	1,126,220
Insulet Corp. 0.38%, 09/01/26(a)	1,450	1,623,811
1.38%, 11/15/24	1,703	3,688,272
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25(a)	1,825	1,717,453
Natera Inc., 2.25%, 05/01/27(a)	750	884,655
NuVasive Inc. 0.38%, 03/15/25(a)	1,000	921,270
2.25%, 03/15/21	2,090	2,422,979
Repligen Corp., 0.38%, 07/15/24	925	1,094,025
Wright Medical Group Inc., 1.63%, 06/15/23	2,475	2,510,739

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Products (continued)
Wright Medical Group NV, 2.25%, 11/15/21	$725	$1,015,986

		17,005,410

Health Care — Services — 1.5%
Invitae Corp., 2.00%, 09/01/24(a)	775	693,137
Teladoc Health Inc. 1.38%, 05/15/25	885	2,716,065
3.00%, 12/15/22	825	3,210,372

		6,619,574

Holding Companies — Diversified — 0.7%
Ares Capital Corp. 3.75%, 02/01/22	1,140	1,107,749
4.63%, 03/01/24	1,250	1,197,450
Prospect Capital Corp., 4.95%, 07/15/22 (Call 04/15/22)	725	686,314

		2,991,513

Home Builders — 0.2%
Winnebago Industries Inc., 1.50%, 04/01/25(a)	875	839,318

Insurance — 0.8%
AXA SA, 7.25%, 05/15/21(a)	2,575	2,258,944
MGIC Investment Corp., 9.00%, 04/01/63(a)	1,175	1,515,527

		3,774,471

Internet — 18.5%
8x8 Inc., 0.50%, 02/01/24	1,000	925,460
Baozun Inc., 1.63%, 05/01/24	800	687,488
Booking Holdings Inc. 0.35%, 06/15/20	2,800	3,160,556
0.75%, 05/01/25(a)	2,250	2,538,225
0.90%, 09/15/21	3,130	3,159,391
Etsy Inc. 0.00%, 03/01/23(b)	1,100	2,041,688
0.13%, 10/01/26(a)	1,825	1,849,309
FireEye Inc. 0.88%, 06/01/24	2,096	1,802,497
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,050	976,773
IAC Financeco 2 Inc., 0.88%, 06/15/26(a)	1,900	1,929,469
IAC Financeco 3 Inc., 2.00%, 01/15/30(a)	1,750	1,823,308
IAC FinanceCo Inc., 0.88%, 10/01/22(a)	1,600	2,466,240
iQIYI Inc. 2.00%, 04/01/25	2,770	2,334,002
3.75%, 12/01/23	2,175	2,055,440
JOYY Inc. 0.75%, 06/15/25(a)	1,530	1,417,744
1.38%, 06/15/26(a)	1,700	1,556,401
MercadoLibre Inc., 2.00%, 08/15/28	2,475	3,668,346
Momo Inc., 1.25%, 07/01/25	2,428	1,957,429
Okta Inc., 0.13%, 09/01/25(a)	2,975	3,144,188
Palo Alto Networks Inc., 0.75%, 07/01/23	5,095	5,208,720
Pinduoduo Inc., 0.00% 10/01/24(a)(b)	2,650	3,386,276
Proofpoint Inc., 0.25%, 08/15/24(a)	2,614	2,727,212
Q2 Holdings Inc., 0.75%, 06/01/26(a)	1,025	1,097,693
Snap Inc. 0.25%, 05/01/25(a)	2,000	2,099,640
0.75%, 08/01/26(a)	3,975	4,115,317
Trip.com Group Ltd. 1.00%, 07/01/20	2,075	2,049,727
1.99%, 07/01/25	1,100	1,088,186
Twitter Inc. 0.25%, 06/15/24	2,605	2,451,253
1.00%, 09/15/21	2,885	2,800,585

Security	Par (000)	Value

Internet (continued)
Wayfair Inc. 0.38%, 09/01/22	$1,225	$1,575,999
1.00%, 08/15/26(a)	1,800	1,829,484
1.13%, 11/01/24	1,750	2,151,048
Weibo Corp., 1.25%, 11/15/22	2,550	2,325,983
Wix.com Ltd., 0.00% 07/01/23(b)	1,429	1,639,720
Zendesk Inc., 0.25%, 03/15/23	1,368	1,857,799
Zillow Group Inc. 0.75%, 09/01/24(a)	1,875	2,210,981
1.38%, 09/01/26(a)	675	793,976
1.50%, 07/01/23	1,100	1,037,784
2.00%, 12/01/21	1,340	1,483,983

		83,425,320

Iron & Steel — 0.5%
Allegheny Technologies Inc., 4.75%, 07/01/22	775	657,960
Cleveland-Cliffs Inc., 1.50%, 01/15/25	990	686,911
United States Steel Corp., 5.00%, 11/01/26(a)	1,050	814,485

		2,159,356

Leisure Time — 2.3%
Carnival Corp., 5.75%, 04/01/23(a)	5,500	9,312,930
Sabre GLBL Inc., 4.00%, 04/15/25(a)	1,000	1,180,910

		10,493,840

Lodging —1.4%
Caesars Entertainment Corp., 5.00%, 10/01/24	3,375	4,779,304
Huazhu Group Ltd., 0.38%, 11/01/22	1,415	1,433,777

		6,213,081

Machinery —0.2%
Chart Industries Inc., 1.00%, 11/15/24(a)	925	836,552

Media — 4.5%
DISH Network Corp. 2.38%, 03/15/24	2,805	2,361,277
3.38%, 08/15/26	8,265	6,768,787
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,000	1,470,720
Liberty Latin America Ltd., 2.00%, 07/15/24(a)	1,475	1,132,018
Liberty Media Corp. 1.38%, 10/15/23	3,000	3,125,130
2.13%, 03/31/48 (Call 04/07/23)(a)	1,050	1,017,387
2.25%, 12/01/48 (Call 12/02/21)(a)	1,250	1,244,900
2.75%, 12/01/49 (Call 12/01/24)(a)	1,850	1,722,868
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	1,375	1,446,019

		20,289,106

Oil & Gas — 0.5%
Chesapeake Energy Corp., 5.50%, 09/15/26	3,190	132,321
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	2,415	326,991
EQT Corp., 1.75%, 05/01/26(a)	1,000	1,103,980
Nabors Industries Inc., 0.75%, 01/15/24 .	1,575	170,683
Oasis Petroleum Inc., 2.63%, 09/15/23	855	94,025
Transocean Inc., 0.50%, 01/30/23 .	2,825	543,897
Whiting Petroleum Corp., 1.25%, 04/01/21(c)	789	73,439

		2,445,336

Pharmaceuticals — 6.1%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24(a)	825	761,640
Aphria Inc., 5.25%, 06/01/24(a)	725	441,025
Aurora Cannabis Inc., 5.50%, 02/28/24	750	233,258
Clovis Oncology Inc., 1.25%, 05/01/25	675	388,166
DexCom Inc. 0.75%, 05/15/22	1,240	4,168,818
0.75%, 12/01/23	2,475	5,182,972

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Herbalife Nutrition Ltd., 2.63%, 03/15/24	$1,600	$1,466,752
Horizon Pharma Investment Ltd., 2.50%, 03/15/22	1,225	1,605,938
Jazz Investments I Ltd. 1.50%, 08/15/24	2,300	2,113,125
1.88%, 08/15/21	1,250	1,219,187
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,625	2,280,947
Pacira BioSciences Inc., 2.38%, 04/01/22	1,250	1,268,900
Revance Therapeutics Inc., 1.75%, 02/15/27(a)	900	753,471
Sarepta Therapeutics Inc., 1.50%, 11/15/24	1,850	3,260,070
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	875	750,278
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 05/19/20)	1,610	1,537,598
Tilray Inc., 5.00%, 10/01/23	1,000	307,000

		27,739,145

Pipelines — 0.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 09/15/20)	1,775	919,574

Real Estate Investment Trusts — 2.7%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,125	787,928
Arbor Realty Trust Inc., 4.75%, 11/01/22(a)	900	770,976
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,275	1,139,799
Colony Capital Inc., 3.88%, 01/15/21	1,215	1,135,503
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(a)	1,700	1,820,904
IH Merger Sub LLC, 3.50%, 01/15/22	1,025	1,184,141
iStar Inc., 3.13%, 09/15/22	940	873,880
Spirit Realty Capital Inc., 3.75%, 05/15/21	1,125	1,088,865
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	725	630,337
Two Harbors Investment Corp., 6.25%, 01/15/22	835	813,424
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	1,129	938,989
VEREIT Inc., 3.75%, 12/15/20	925	903,475

		12,088,221

Retail — 1.1%
Dick’s Sporting Goods Inc., 3.25%, 04/15/25(a)	1,600	1,706,336
Guess? Inc., 2.00%, 04/15/24(a)	725	449,710
RH 0.00%, 07/15/20(b)	675	839,801
0.00%, 06/15/23(b)	1,169	1,131,055
0.00%, 09/15/24(a)(b)	1,175	1,069,544

		5,196,446

Semiconductors — 8.0%
Advanced Micro Devices Inc., 2.13%, 09/01/26	725	4,741,188
Cree Inc., 0.88%, 09/01/23	1,875	1,878,581
Cypress Semiconductor Corp., 4.50%, 01/15/22	900	1,588,626
Inphi Corp., 0.75%, 09/01/21	716	1,247,830
Microchip Technology Inc. 1.63%, 02/15/25	2,650	4,884,639
1.63%, 02/15/27	6,200	7,802,638
2.25%, 02/15/37	2,015	2,458,199
ON Semiconductor Corp. 1.00%, 12/01/20	2,135	2,232,164
1.63%, 10/15/23	1,800	1,970,010
Silicon Laboratories Inc., 1.38%, 03/01/22	1,500	1,802,655
Synaptics Inc., 0.50%, 06/15/22	1,800	1,971,270
Teradyne Inc., 1.25%, 12/15/23	1,350	2,744,375
Veeco Instruments Inc., 2.70%, 01/15/23	725	597,712

		35,919,887

Software — 20.5%
Akamai Technologies Inc. 0.13%, 05/01/25	3,575	4,232,693

Security	Par (000)	Value

Software (continued)
0.38%, 09/01/27(a)	$2,975	$3,120,507
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	775	767,738
Alteryx Inc. 0.50%, 08/01/24(a)	575	548,878
1.00%, 08/01/26(a)	1,200	1,136,148
Atlassian Inc., 0.63%, 05/01/23	1,950	3,792,360
Avaya Holdings Corp., 2.25%, 06/15/23	946	759,165
Bilibili Inc., 1.38%, 04/01/26(a)	1,545	1,991,814
Blackline Inc., 0.13%, 08/01/24(a)	1,650	1,746,905
Coupa Software Inc., 0.13%, 06/15/25(a)	2,440	3,110,780
DocuSign Inc., 0.50%, 09/15/23	1,872	2,927,153
Envestnet Inc., 1.75%, 06/01/23	1,075	1,191,670
Everbridge Inc., 0.13%, 12/15/24(a)	1,350	1,593,000
Five9 Inc., 0.13%, 05/01/23	775	1,771,030
Guidewire Software Inc., 1.25%, 03/15/25	1,350	1,422,414
HubSpot Inc., 0.25%, 06/01/22 .	1,325	2,433,866
j2 Global Inc. 1.75%, 11/01/26(a)	1,900	1,767,418
3.25%, 06/15/29 (Call 06/20/21)	975	1,246,128
MongoDB Inc., 0.25%, 01/15/26(a)	2,525	2,639,307
New Relic Inc., 0.50%, 05/01/23	1,625	1,469,081
Nice Systems Inc., 1.25%, 01/15/24	755	1,516,470
Nuance Communications Inc. 1.00%, 12/15/35 (Call 12/20/22)	2,140	2,228,275
1.25%, 04/01/25	1,200	1,442,916
1.50%, 11/01/35 (Call 11/05/21)	625	698,063
Nutanix Inc., 0.00% 01/15/23(b)	1,734	1,490,182
Pegasystems Inc., 0.75%, 03/01/25(a)	1,000	958,540
Pluralsight Inc., 0.38%, 03/01/24	1,785	1,519,981
RealPage Inc., 1.50%, 11/15/22	950	1,522,993
RingCentral Inc., 0.00% 03/15/23(b)	1,400	3,929,422
SailPoint Technologies Holding Inc., 0.13%, 09/15/24(a)	1,200	1,112,220
Sea Ltd. 1.00%, 12/01/24(a)	3,000	3,855,330
2.25%, 07/01/23	1,631	4,608,782
ServiceNow Inc., 0.00% 06/01/22(b)	2,275	5,970,601
Slack Technologies Inc., 0.50%, 04/15/25(a)	2,000	2,218,400
Splunk Inc. 0.50%, 09/15/23	3,923	4,490,893
1.13%, 09/15/25	2,547	2,993,948
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	1,153	1,273,223
Twilio Inc., 0.25%, 06/01/23 .	1,650	2,726,031
Verint Systems Inc., 1.50%, 06/01/21	965	933,966
Workday Inc., 0.25%, 10/01/22	3,575	4,360,713
Workiva Inc., 1.13%, 08/15/26(a)	725	581,820
Zynga Inc., 0.25%, 06/01/24(a)	2,086	2,318,380

		92,419,204

Telecommunications — 1.8%
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	1,325	1,829,851
GDS Holdings Ltd., 2.00%, 06/01/25 .	1,075	1,337,322
Infinera Corp., 2.13%, 09/01/24 .	1,400	1,250,186
Intelsat SA, 4.50%, 06/15/25	1,225	229,516
InterDigital Inc., 2.00%, 06/01/24(a)	1,060	1,068,162
Viavi Solutions Inc., 1.00%, 03/01/24	1,350	1,516,077
Vonage Holdings Corp., 1.75%, 06/01/24(a)	970	868,984

		8,100,098

Transportation — 0.4%
Air Transport Services Group Inc., 1.13%, 10/15/24	525	468,164
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	700	577,276

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Golar LNG Ltd., 2.75%, 02/15/22	$1,015	$649,671

		1,695,111

Trucking & Leasing —0.1%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	640	509,619

Total Convertible Bonds — 99.7% (Cost: $444,821,142)		449,815,435

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	624	624,000

Total Short-Term Investments — 0.2% (Cost: $624,000)		624,000

Total Investments in Securities — 99.9% (Cost: $445,445,142)		450,439,435

Other Assets, Less Liabilities — 0.1%		608,023

Net Assets — 100.0%		$451,047,458

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$242	(b)	$49		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,309	(2,685)	624	624,000	21,515		—		—

				$624,000	$21,757		$49		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$449,741,996	$73,439	$449,815,435
Money Market Funds	624,000	—	—	624,000

	$624,000	$449,741,996	$73,439	$450,439,435

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
General Dynamics Corp. 2.02%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)	$7,530	$7,531,581
2.11%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	10,680	10,641,873

		18,173,454

Agriculture — 0.4%
BAT Capital Corp. 2.29%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)	8,489	8,452,667
2.57%, 08/15/22 (Call 07/15/22),
(3 mo. LIBOR US + 0.880%)(a)(b)	18,045	17,444,101

		25,896,768

Auto Manufacturers — 7.1%
American Honda Finance Corp. 1.00%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	6,515	6,511,286
1.12%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)(b)	12,720	12,615,442
1.19%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)	18,055	17,692,456
1.41%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)(b)	10,735	10,731,994
1.81%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)	3,280	3,200,394
1.82%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)	3,000	2,985,900
1.92%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	9,736	9,651,297
2.09%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	16,455	16,114,546
2.10%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)(b)	7,320	6,963,955
2.14%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)	500	489,360
2.16%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	5,635	5,423,857
BMW Finance NV, 2.50%, 08/12/22,
(3 mo. LIBOR US + 0.790%)(a)(b)(c)	13,600	12,992,896
BMW U.S. Capital LLC
1.72%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	9,137	8,996,290
1.84%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(c)	2,270	2,173,048
2.07%, 08/14/20, (3 mo. LIBOR US + 0.37%)(a)(c)	3,423	3,425,601
2.21%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	8,272	8,061,643
Daimler Finance North America LLC
2.13%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	13,307	13,015,577
2.14%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(c)	7,635	7,635,000
2.14%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	10,828	10,527,306
2.27%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(c)	8,355	8,355,000
2.30%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	15,855	15,434,684
2.41%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	3,230	3,071,116
2.56%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(c)	13,635	12,945,614
2.59%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(c)	26,241	24,830,021
2.59%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(c)	3,689	3,333,971
Ford Motor Credit Co. LLC
1.57%, 06/12/20, (3 mo. LIBOR US + 0.790%)(a)(b)	16,650	16,380,603
2.19%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	1,520	1,438,482
General Motors Co. 1.80%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)	7,895	7,608,411
2.54%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)	441	438,336
General Motors Financial Co. Inc. 2.17%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)	2,375	2,313,654
2.28%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)	1,890	1,841,843
2.36%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)	6,482	5,581,196
2.68%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	13,454	11,959,933
2.84%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)	1,902	1,749,403
2.86%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	7,814	7,355,709
Harley-Davidson Financial Services Inc.
2.20%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(c)	2,550	2,549,159
2.52%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	2,970	2,894,621

Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital America
2.29%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(c)	$12,810	$12,830,368
2.29%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(d)	545	545,867
Nissan Motor Acceptance Corp.
1.70%, 07/13/20, (3 mo. LIBOR US + 0.390%)(a)(c)	2,575	2,543,276
1.76%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	9,510	9,251,328
1.83%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(c)	7,325	6,773,867
1.96%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(c)	6,125	5,494,738
2.06%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	6,763	5,942,919
2.20%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(c)	7,632	7,018,311
Toyota Motor Credit Corp. 1.06%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)	13,375	13,297,960
1.48%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	10,081	9,777,663
1.59%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)	12,923	12,866,268
1.68%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	4,520	4,461,873
1.70%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)(b)	4,950	4,730,864
1.83%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	17,620	17,385,302
1.89%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	7,565	7,542,910
2.00%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	7,473	7,374,132
2.09%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)	9,290	9,091,844
Volkswagen Group of America Finance LLC
2.06%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(c)	8,140	7,907,522
2.48%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(c)	9,123	9,035,146
2.65%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(c)	13,605	13,248,685

		456,410,447

Banks — 54.8%
ABN AMRO Bank NV
1.55%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	18,505	18,464,844
2.21%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	16,728	16,654,230
ANZ New Zealand Int’l Ltd./London, 1.89%, 01/25/22,
(3 mo. LIBOR US + 1.000%)(a)(c)	1,460	1,456,029
ASB Bank Ltd., 1.71%, 06/14/23,
(3 mo. LIBOR US + 0.970%)(a)(c)	9,440	9,344,750
Australia & New Zealand Banking Group Ltd.
1.77%, 07/02/20, (3 mo. LIBOR US + 0.320%)(a)(c)	150	150,330
2.05%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	8,935	8,917,041
2.15%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(c)	1,225	1,220,235
2.19%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)	7,770	7,770,078
2.19%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	13,935	13,610,593
2.31%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	4,250	4,206,395
2.40%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	6,495	6,468,306
2.55%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(c)	7,435	7,437,007
2.57%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	15	15,032
Banco Santander SA 2.43%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	3,980	3,830,073
2.77%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	8,210	7,825,444
2.87%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)(b)	9,899	9,707,226
Bank of America Corp. 1.42%, 01/23/22 (Call 01/23/21),
(3 mo. LIBOR US + 0.380%)(a)	18,015	17,773,419
1.77%, 07/21/21 (Call 07/21/20),
(3 mo. LIBOR US + 0.660%)(a)	29,369	29,231,259
1.87%, 06/25/22 (Call 06/25/21),
(3 mo. LIBOR US + 0.650%)(a)	12,739	12,601,291
2.00%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.960%)(a)	8,595	8,438,743
2.02%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	28,954	28,657,221
2.08%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.650%)(a)(b)	18,922	18,788,032

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.790%)(a)	$10,605	$10,447,410
2.29%, 10/21/22 (Call 10/21/21),
(3 mo. LIBOR US + 1.180%)(a)	9,682	9,688,971
2.30%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(a)	5,942	5,928,333
2.56%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)	14,595	14,699,792
Bank of America N.A. 1.31%, 07/26/21 (Call 07/26/20),
(3 mo. LIBOR US + 0.320%)(a)(b)	17,050	16,920,249
2.03%, 05/24/21 (Call 04/24/21),
(3 mo. LIBOR US + 0.350%)(a)	32,800	32,675,688
Bank of Montreal 1.18%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)	21,318	21,321,198
1.40%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	8,083	8,008,879
1.50%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)	7,245	7,229,206
1.65%, 07/13/20, (3 mo. LIBOR US + 0.340%)(a)	9,790	9,799,301
1.80%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)	9,090	9,006,554
2.43%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	11,594	11,595,159
Series D, 1.77%, 04/13/21,
(3 mo. LIBOR US + 0.460%)(a)(b)	16,280	16,243,858
Bank of New York Mellon (The), 1.53%, 06/04/21
(Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)(b)	21,210	21,156,127
Bank of New York Mellon Corp. (The) 1.81%, 10/30/23 (Call 10/30/22),
(3 mo. LIBOR US + 1.050%)(a)	12,920	12,830,723
2.56%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)	5,355	5,345,254
Bank of Nova Scotia (The)
1.41%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)(b)	1,230	1,223,567
1.58%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	9,090	9,078,092
1.64%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	9,883	9,857,502
1.64%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	1,379	1,372,091
1.67%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,686	12,560,662
1.70%, 07/14/20, (3 mo. LIBOR US + 0.390%)(a)	4,834	4,838,689
Banque Federative du Credit Mutuel SA
1.63%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	6,010	6,013,606
1.87%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	6,450	6,356,991
2.10%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	6,555	6,462,509
Barclays Bank PLC 1.77%, 01/11/21 (Call 12/11/20),
(3 mo. LIBOR US + 0.460%)(a)	9,703	9,688,348
2.39%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)	3,154	3,150,941
Barclays PLC 2.94%, 01/10/23 (Call 01/10/22),
(3 mo. LIBOR US + 1.625%)(a)	7,405	7,239,794
3.07%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(a)	25,605	24,257,665
3.12%, 02/15/23 (Call 02/15/22),
(3 mo. LIBOR US + 1.430%)(a)	16,140	15,692,922
3.84%, 08/10/21, (3 mo. LIBOR US +2.110%)(a)	18,116	18,187,196
BBVA USA, 1.50%, 06/11/21 (Call 05/11/21),
(3 mo. LIBOR US + 0.730%)(a)(b)	9,765	9,639,227
BNG Bank NV
0.84%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	9,280	9,281,578
1.41%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(c)	40,970	41,050,301
BPCE SA
2.02%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(c)	9,345	9,095,956
2.46%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	12,090	11,942,502
2.90%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(c)	9,097	9,003,119

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce 0.83%, 03/17/23, (SOFRRATE + 0.800%)(a)	$6,160	$5,938,548
1.43%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)	3,775	3,660,693
1.46%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	9,867	9,806,614
1.68%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)	1,871	1,874,461
2.08%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)(b)	3,520	3,508,560
Capital One N.A.
1.91%, 01/30/23 (Call 01/30/22),
(3 mo. LIBOR US + 1.150%)(a)	7,960	7,657,520
2.55%, 08/08/22 (Call 07/08/22),
(3 mo. LIBOR US + 0.820%)(a)	3,100	3,023,027
Citibank N.A. 1.28%, 06/12/20, (3 mo. LIBOR US + 0.500%)(a)	15,002	15,001,850
1.44%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)	11,375	11,363,170
1.61%, 07/23/21 (Call 06/23/21),
(3 mo. LIBOR US + 0.570%)(a)	4,930	4,906,681
2.06%, 02/12/21 (Call 01/12/21),
(3 mo. LIBOR US + 0.350%)(a)(b)	13,825	13,773,433
2.08%, 05/01/20, (3 mo. LIBOR US + 0.320%)(a)	24,557	24,557,000
2.22%, 02/19/22 (Call 01/19/22),
(3 mo. LIBOR US + 0.530%)(a)(b)	8,200	8,113,162
2.29%, 05/20/22 (Call 04/20/22),
(3 mo. LIBOR US + 0.600%)(a)	19,030	18,847,883
Citigroup Inc. 1.55%, 11/04/22 (Call 11/04/21),
(SOFRRATE + 0.870%)(a)	18,790	18,248,472
1.68%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(a)(b)	6,114	5,991,965
1.95%, 04/25/22 (Call 03/25/22),
(3 mo. LIBOR US + 0.960%)(a)	12,883	12,768,985
1.97%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)	11,655	11,470,268
2.07%, 12/08/21 (Call 11/08/21),
(3 mo. LIBOR US + 1.070%)(a)	6,464	6,450,102
2.30%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)	1,475	1,479,499
2.60%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	19,750	19,240,450
2.75%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)	9,147	9,185,600
2.79%, 05/17/24 (Call 05/17/23),
(3 mo. LIBOR US + 1.100%)(a)(b)	22,330	21,965,128
2.95%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	10,627	10,649,636
3.01%, 09/01/23 (Call 09/01/22),
(3 mo. LIBOR US + 1.430%)(a)(b)	31,060	30,970,547
Citizens Bank N.A./Providence RI 2.42%, 02/14/22 (Call 01/14/22),
(3 mo. LIBOR US + 0.720%)(a)	5,500	5,414,255
2.46%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	520	509,907
Commonwealth Bank of Australia 1.29%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(c)	3,880	3,875,887
1.44%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	12,705	12,584,303
1.57%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	4,315	4,288,808
1.60%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(c)	9,300	9,256,941
1.83%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	6,973	6,973,000
2.07%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	10,570	10,294,969
Cooperatieve Rabobank UA, 2.09%, 09/26/23,
(3 mo. LIBOR US + 0.860%)(a)(c)	1,750	1,690,255
Cooperatieve Rabobank UA/NY 1.42%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	11,305	11,298,443
1.79%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	5,650	5,552,990
2.14%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	6,800	6,773,140

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole Corporate & Investment Bank SA, 2.16%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	$850	$841,815
Credit Agricole SA/London
1.87%, 06/10/20, (3 mo. LIBOR US + 0.970%)(a)(c)	6,795	6,805,464
2.04%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(c)	8,630	8,408,813
2.61%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	3,515	3,526,740
2.74%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(c)	8,260	8,231,255
Credit Suisse AG/New York NY, 1.20%, 02/04/22, (SOFRRATE + 0.450%)(a)	2,720	2,631,437
Credit Suisse Group AG
1.94%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	12,485	12,058,263
2.02%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(c)	10,140	9,734,501
Credit Suisse Group Funding Guernsey Ltd., 3.43%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	3,025	3,046,901
Danske Bank A/S, 1.84%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,730	5,420,981
DBS Group Holdings Ltd.
1.49%, 06/08/20, (3 mo. LIBOR US + 0.490%)(a)(c)	19,535	19,535,000
1.61%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	3,220	3,161,396
Deutsche Bank AG/New York NY
1.91%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)	10,135	9,905,544
2.28%, 07/13/20, (3 mo. LIBOR US + 0.970%)(a)	14,000	14,014,420
2.87%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	5,135	4,711,003
2.88%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	9,363	9,008,142
3.04%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)(b)	7,870	7,704,966
Dexia Credit Local SA, 1.57%, 09/04/20, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	3,784	3,788,465
DNB Bank ASA
1.82%, 10/02/20, (3 mo. LIBOR US + 0.370%)(a)(c)	12,530	12,514,588
2.20%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(c)	2,000	1,961,320
Federation des Caisses Desjardins du Quebec, 1.09%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(c)	9,515	9,501,108
Fifth Third Bank/Cincinnati OH
1.01%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	9,280	9,259,027
1.43%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)(b)	11,270	11,182,658
2.40%, 02/01/22, (3 mo. LIBOR US + 0.640%)(a)	1,450	1,431,353
Goldman Sachs Group Inc. (The)
1.54%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)	4,650	4,571,601
1.94%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(a)	15,239	15,253,477
2.02%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	11,330	11,221,799
2.10%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US +1.110%)(a)(b)	33,375	33,227,149
2.35%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	9,800	9,824,500
2.36%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	10,675	10,507,082
2.43%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	48,724	47,735,390
2.86%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	26,440	26,388,442
3.21%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	32,675	32,586,777
3.45%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	4,250	4,272,483

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
1.43%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	$33,881	$33,583,525
2.00%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	4,740	4,592,728
2.29%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	24,805	24,812,193
2.69%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	32,274	31,315,462
2.87%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)	26,170	26,156,653
3.24%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)	26,652	26,407,068
3.34%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)	12,591	12,627,262
Industrial & Commercial Bank of China Ltd./New York NY, 2.48%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	2,895	2,893,524
Industrial Bank of Korea, 2.36%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,422,450
ING Groep NV
2.45%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)	1,581	1,530,866
2.52%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)	17,895	17,724,282
JPMorgan Chase & Co.
1.50%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	3,611	3,577,309
1.77%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	15,431	15,090,129
1.89%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)	24,017	23,720,630
1.93%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	9,118	8,963,359
2.05%, 10/29/20 (Call 09/29/20), (3 mo. LIBOR US + 1.205%)(a)(b)	13,500	13,480,830
2.10%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	11	11,015
2.22%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	18,130	18,049,503
2.25%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	39,819	39,710,692
2.26%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(a)	11,341	11,311,060
3.06%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(b)	17,592	17,687,700
KEB Hana Bank, 2.15%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(b)(d)	5,000	4,949,500
KeyBank NA/Cleveland OH, 2.42%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)	10,750	10,622,398
Korea Development Bank (The)
1.73%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)	10,620	10,618,513
2.10%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	9,275	9,229,645
2.34%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	13,505	13,446,928
Landwirtschaftliche Rentenbank
1.71%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	20,775	20,838,364
2.04%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	15,355	15,403,368
Lloyds Bank PLC, 2.23%, 05/07/21, (3 mo. LIBOR US + 0.490%)(a)	20,755	20,623,413
Lloyds Banking Group PLC, 2.00%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)	4,420	4,400,331
M&T Bank Corp., 1.67%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)(b)	1,470	1,446,215
Macquarie Bank Ltd.
1.96%, 07/29/20, (3 mo. LIBOR US + 1.120%)(a)(c)	9,255	9,262,404
2.13%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(c)	7,000	6,915,160

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.19%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(c)	$250	$246,365
Macquarie Group Ltd.
2.62%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	9,610	9,442,786
2.63%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(c)	7,040	6,866,112
Manufacturers & Traders Trust Co., 1.26%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)(b)	5,760	5,732,582
Mitsubishi UFJ Financial Group Inc.
1.64%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	12,916	12,824,942
1.70%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	12,015	11,822,400
1.78%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	15,001	14,705,780
1.83%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)	10,272	10,242,725
1.85%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)	23,398	22,868,737
2.32%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)	13,390	13,034,495
2.60%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	11,239	11,130,206
3.46%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	7,317	7,364,341
Mizuho Financial Group Inc.
1.62%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	11,525	11,168,993
1.65%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	19,985	19,551,325
1.77%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	12,500	11,917,250
1.91%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)(b)	21,479	21,443,560
2.02%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)(b)	8,150	7,876,405
2.10%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	15,260	14,802,505
2.31%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)	220	208,668
2.55%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	32,758	32,450,402
2.79%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(b)(c)	8,790	8,811,887
Morgan Stanley
0.73%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)(b)	21,160	20,286,727
1.72%, 06/16/20, (3 mo. LIBOR US + 0.980%)(a)	16,415	16,426,655
2.03%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)	36,210	35,896,421
2.32%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)	24,245	24,173,720
2.42%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	41,158	40,943,978
2.51%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)(b)	8,753	8,779,609
2.95%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)	18,165	17,908,510
MUFG Union Bank N.A., 1.60%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)	6,885	6,863,794
National Australia Bank Ltd.
1.18%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(c)	6,342	6,247,187
1.66%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	15,435	15,460,313
1.70%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(c)	1,830	1,823,796
1.91%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(c)	9,335	9,231,101
2.19%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(b)(c)	31,652	31,687,450
2.20%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(c)	14,185	14,194,504
2.31%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	10,475	10,507,682
2.40%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	9,010	8,970,626
2.46%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(c)	10,485	10,464,974
National Bank of Canada
1.34%, 06/12/20 (Call 05/12/20), (3 mo. LIBOR US + 0.560%)(a)	7,040	7,043,450

Security	Par (000)	Value

Banks (continued)
2.09%, 11/02/20 (Call 10/02/20), (3 mo. LIBOR US + 0.330%)(a)	$940	$938,628
NatWest Markets PLC, 2.77%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,925	5,821,905
Nordea Bank Abp, 2.08%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(b)(c)	13,395	13,403,439
PNC Bank N.A.
1.21%, 06/10/21 (Call 06/10/20), (3 mo. LIBOR US + 0.310%)(a)(b)	13,090	13,062,511
1.35%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	3,630	3,625,499
1.43%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	2,040	1,996,324
1.49%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	9,110	8,988,564
1.55%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	26,410	26,052,673
2.00%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)	18,080	17,604,315
2.05%, 05/19/20, (3 mo. LIBOR US + 0.360%)(a)	1,695	1,695,915
Regions Bank/Birmingham AL
1.81%, 04/01/21 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)	6,950	6,947,846
2.21%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 0.500%)(a)	9,910	9,761,449
Royal Bank of Canada
1.15%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)	27,792	27,765,042
1.23%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	14,164	14,148,986
1.31%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)	8,640	8,528,544
1.39%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	585	583,608
1.40%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	4,452	4,457,699
1.49%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	14,750	14,395,410
2.03%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	9,317	9,093,858
2.49%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	2,442	2,435,529
Royal Bank of Scotland Group PLC
2.77%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	14,065	13,415,338
3.16%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	20,147	19,550,649
Santander UK PLC
2.06%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	1,452	1,449,343
2.20%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	9,260	9,196,291
2.35%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)	11,720	11,607,840
Skandinaviska Enskilda Banken AB
1.43%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	7,440	7,347,893
2.12%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	20,030	19,944,071
Societe Generale SA, 2.68%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	1,240	1,245,729
Standard Chartered PLC
2.10%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	29,650	29,051,366
2.29%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(c)	5,950	5,780,187
State Street Corp., 2.59%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)	12,206	12,222,356
Sumitomo Mitsui Banking Corp., 1.55%, 10/16/20, (3 mo. LIBOR US + 0.370%)(a)(b)	3,720	3,719,107
Sumitomo Mitsui Financial Group Inc.
1.87%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)	10,865	10,522,753
1.88%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	14,149	13,871,680
1.98%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)	11,340	10,946,389
2.00%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	7,285	7,060,986

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.09%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	$9,960	$9,801,038
2.28%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)	4,405	4,392,049
2.42%, 07/14/21, (3 mo. LIBOR US +1.110%)(a)	2,879	2,879,576
2.68%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(b)	15,460	15,501,124
Svenska Handelsbanken AB
1.36%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	74	73,879
2.15%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)	24,220	24,156,059
Swedbank AB, 1.44%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(c)	6,610	6,550,642
Toronto-Dominion Bank (The)
0.51%, 01/27/23, (SOFRRATE + 0.480%)(a)	16,590	16,027,765
1.05%, 06/11/20, (3 mo. LIBOR US + 0.280%)(a)	3,566	3,565,465
1.10%, 09/17/20, (3 mo. LIBOR US + 0.260%)(a)	13,236	13,219,587
1.20%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	4,265	4,249,390
1.23%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)	3,025	3,020,069
1.67%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)(b)	190	190,699
1.78%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	4,375	4,325,694
2.11%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	50	49,179
2.39%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)	4,713	4,728,553
Truist Bank
0.89%, 03/09/23 (Call 02/09/23), (SOFRRATE + 0.730%)(a)	2,720	2,613,702
1.49%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(a)	7,250	7,227,163
1.80%, 06/01/20 (Call 05/01/20), (3 mo. LIBOR US + 0.220%)(a)	11,505	11,505,000
2.28%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	4,280	4,232,449
2.35%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)	4,999	4,917,716
Truist Financial Corp.
1.31%, 06/15/20, (3 mo. LIBOR US + 0.570%)(a)	13,496	13,488,307
2.08%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	2,815	2,793,043
U.S. Bank N.A./Cincinnati OH
1.18%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(a)	7,243	7,230,687
1.27%, 07/24/20 (Call 06/24/20), (3 mo. LIBOR US + 0.250%)(a)	17,925	17,929,481
1.31%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)(b)	42,645	42,499,581
1.99%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.290%)(a)	17,240	17,132,250
2.06%, 02/04/21 (Call 01/04/21), (3 mo. LIBOR US + 0.310%)(a)(b)	6,550	6,538,931
2.07%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)	8,695	8,637,439
U.S. Bank NA/Cincinnati OH
1.29%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)	8,000	7,912,400
1.40%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)(b)	5,165	5,084,581
2.12%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)	2,000	1,975,760
UBS AG/London
1.58%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(c)	24,845	24,848,975
2.06%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(c)	24,149	24,138,133

Security	Par (000)	Value

Banks (continued)
UBS Group AG
2.64%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(b)(c)	$3,890	$3,902,759
2.64%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	18,240	17,857,690
2.90%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	14,595	14,472,110
3.09%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(b)(c)	19,455	19,632,624
3.29%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	8,035	8,056,855
UniCredit SpA, 5.21%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	7,675	7,688,355
United Overseas Bank Ltd., 1.52%, 04/23/21,
(3 mo. LIBOR US + 0.480%)(a)(c)	480	476,760
Wells Fargo & Co.
1.98%, 07/22/20, (3 mo. LIBOR US + 0.880%)(a)(b)	20,563	20,590,554
1.99%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)	31,662	31,504,323
2.01%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)	10,474	10,493,482
2.02%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	23,255	23,224,071
2.13%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US +1.110%)(a)(b)	15,855	15,761,614
2.59%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	33,917	34,009,933
2.66%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)	38,786	38,492,778
Wells Fargo Bank N.A.
1.53%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	17,195	17,158,203
1.54%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	14,805	14,731,863
1.61%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	19,415	19,288,997
1.66%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	12,540	12,410,336
2.08%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)(b)	12,250	12,179,930
2.26%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)(b)	14,452	14,304,734
Westpac Banking Corp.
1.33%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	14,888	14,856,289
1.70%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)(b)	4,032	3,977,528
1.88%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	2,082	2,058,557
1.97%, 05/15/20, (3 mo. LIBOR US + 0.280%)(a)	8,678	8,683,814
2.08%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)	8,875	8,840,743
2.16%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	4,581	4,580,267
2.41%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	23,175	22,949,739
2.42%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,725	9,536,043
2.54%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)	9,369	9,372,935
Woori Bank, 2.47%, 05/21/24, (3 mo. LIBOR US + 0.770%)(a)(d)	1,000	974,590

		3,521,989,556

Beverages — 0.4%
Anheuser-Busch InBev Finance Inc., 3.02%, 02/01/21, (3 mo. LIBOR US + 1.260%)(a)	200	200,488
Constellation Brands Inc., 2.39%, 11/15/21 (Call 05/29/20), (3 mo. LIBOR US + 0.700%)(a)	9,365	9,214,785
Diageo Capital PLC, 1.93%, 05/18/20,
(3 mo. LIBOR US + 0.240%)(a)	11,805	11,810,312
PepsiCo Inc., 2.13%, 05/02/22,
(3 mo. LIBOR US + 0.365%)(a)(b)	6,227	6,196,301

		27,421,886

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.1%
Amgen Inc., 2.18%, 05/11/20,
(3 mo. LIBOR US + 0.450%)(a)	$9,111	$9,113,369

Building Materials — 0.2%
Martin Marietta Materials Inc., 2.33%, 05/22/20, (3 mo. LIBOR US + 0.650%)(a)	3,202	3,203,345
Vulcan Materials Co., 2.23%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)(b)	10,699	10,675,890

		13,879,235

Chemicals — 0.2%
DuPont de Nemours Inc.
2.40%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)	4,625	4,607,009
2.80%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	5,495	5,212,007

		9,819,016

Commercial Services — 0.1%
Equifax Inc., 2.56%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)	3,915	3,859,877

Computers — 1.7%
Apple Inc.
1.80%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)(b)	1,966	1,966,452
2.01%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)	8,234	8,234,741
2.08%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	22,814	22,664,797
2.23%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	1,511	1,513,297
2.81%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)	1,925	1,934,182
Hewlett Packard Enterprise Co., 2.09%, 10/05/21 (Call 05/14/20), (3 mo. LIBOR US + 0.720%)(a)(b)	13,402	13,133,290
IBM Credit LLC
1.40%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)	20,360	20,325,184
1.90%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	4,155	4,143,075
2.08%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	10,615	10,621,157
International Business Machines Corp.
2.11%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)(b)	14,931	14,913,232
2.32%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,000	6,992,510

		106,441,917

Diversified Financial Services — 2.2%
Air Lease Corp., 2.13%, 06/03/21, (3 mo. LIBOR US + 0.670%)(a)	3,000	2,782,140
American Express Co.
1.09%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)	13,864	13,870,655
2.22%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	13,495	13,412,950
2.29%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	5,375	5,255,030
2.31%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)	16,205	15,975,375
2.34%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)(b)	6,653	6,596,383
2.37%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)	3,170	3,114,493
2.51%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)	7,350	7,153,241
American Express Credit Corp.
2.16%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	7,421	7,372,763
Series F, 1.79%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)(b)	12,239	12,258,827

Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation Ltd.
2.36%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	$4,400	$4,287,580
2.81%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	8,095	7,941,924
Capital One Financial Corp.
1.21%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)	2,715	2,704,330
1.48%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	6,815	6,486,585
1.95%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	5,258	5,171,821
2.47%, 05/12/20, (3 mo. LIBOR US + 0.760%)(a)	7,235	7,228,489
Charles Schwab Corp. (The), 2.02%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)	12,167	12,118,454
TD Ameritrade Holding Corp., 2.19%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)	8,465	8,299,509

		142,030,549

Electric — 1.5%
Consolidated Edison Co. of New York Inc., Series C, 1.62%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	10,552	10,427,908
Dominion Energy Inc., 1.98%, 12/01/20,
(3 mo. LIBOR US + 0.400%)(a)(c)	990	981,763
Duke Energy Corp.
1.42%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)	750	746,062
2.20%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	7,925	7,898,768
Duke Energy Progress LLC, 1.18%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)	9,616	9,580,421
Florida Power & Light Co., 2.14%, 05/06/22
(Call 05/11/20), (3 mo. LIBOR US + 0.400%)(a)	18,725	18,602,538
National Rural Utilities Cooperative Finance Corp., 1.75%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)	4,615	4,561,374
NextEra Energy Capital Holdings Inc.
2.16%, 08/28/21 (Call 05/29/20), (3 mo. LIBOR US + 0.550%)(a)	7,230	6,847,244
2.40%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)(b)	7,830	7,738,624
Sempra Energy
1.19%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	13,258	13,031,421
1.72%, 01/15/21 (Call 05/29/20), (3 mo. LIBOR US + 0.500%)(a)	9,848	9,748,634
Southern Power Co., 1.67%, 12/20/20 (Call 05/29/20), (3 mo. LIBOR US + 0.550%)(a)(b)(c)	6,575	6,541,402

		96,706,159

Electronics — 0.1%
Honeywell International Inc., 2.10%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)	5,343	5,304,423
Tyco Electronics Group SA, 1.76%, 06/05/20,
(3 mo. LIBOR US + 0.450%)(a)	1,500	1,490,820

		6,795,243

Food — 0.5%
Campbell Soup Co., 1.37%, 03/15/21,
(3 mo. LIBOR US + 0.630%)(a)	1,885	1,870,184
Conagra Brands Inc.
1.82%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)	3,695	3,679,777
1.85%, 10/22/20 (Call 05/11/20), (3 mo. LIBOR US + 0.750%)(a)	354	353,434
General Mills Inc.
1.72%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	12,755	12,687,781
2.14%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	6,376	6,237,449

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
2.13%, 06/02/20, (3 mo. LIBOR US + 0.550%)(a)	$7,995	$8,004,834
2.15%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	2,015	2,013,952

		34,847,411

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 1.34%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	1,928	1,910,070

Health Care – Products — 0.1%
Zimmer Biomet Holdings Inc., 1.80%, 03/19/21 (Call 05/14/20), (3 mo. LIBOR US + 0.750%)(a)	7,615	7,423,711

Health Care – Services — 0.2%
UnitedHealth Group Inc.
1.00%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	4,425	4,394,999
1.29%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)	7,335	7,320,183

		11,715,182

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 1.76%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	10,795	10,540,454

Insurance — 2.1%
AIA Group Ltd., 1.64%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	8,480	8,355,514
Athene Global Funding, 2.67%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(c)	8,801	8,469,202
Jackson National Life Global Funding
1.05%, 03/16/21, (3 mo. LIBOR US + 0.310%)(a)(c)	750	744,480
1.25%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(c)	5,900	5,876,813
1.52%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	8,055	8,055,000
2.00%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	9,195	8,954,183
Marsh & McLennan Companies Inc., 2.57%, 12/29/21 (Call 05/29/20), (3 mo. LIBOR US + 1.200%)(a)	2,685	2,670,179
Metropolitan Life Global Funding I
0.60%, 09/07/20, (3 mo. LIBOR US + 0.570%)(a)(c)	90	89,556
1.18%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(c)	10,365	10,369,457
1.58%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(b)(c)	14,095	14,075,408
New York Life Global Funding
1.17%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(c)	5,580	5,571,295
1.39%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(c)	5,500	5,431,855
1.42%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	10,110	10,012,034
1.59%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(c)	15,260	15,245,045
1.75%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(c)	11,260	11,086,371
2.01%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(c)	5,000	4,902,400
2.06%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	8,940	8,872,682
Principal Life Global Funding II
1.53%, 06/26/20, (3 mo. LIBOR US + 0.300%)(a)(c)	3,160	3,161,485
1.91%, 03/02/21, (3 mo. LIBOR US + 0.330%)(a)(c)	409	406,779
Protective Life Global Funding
1.68%, 07/13/20, (3 mo. LIBOR US + 0.370%)(a)(c)	2,010	2,012,472
1.89%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	690	688,254

		135,050,464

Internet — 0.4%
eBay Inc., 1.63%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	10,279	10,051,834
Tencent Holdings Ltd.
1.74%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	6,300	6,142,752
2.22%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	11,880	11,536,906

		27,731,492

Security	Par (000)	Value

Lodging — 0.0%
Marriott International Inc./MD 1.65%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	$745	$720,065
Series Y, 2.18%, 12/01/20, (3 mo. LIBOR US + 0.600%)(a)	810	796,197

		1,516,262

Machinery — 2.5%
Caterpillar Financial Services Corp.
0.97%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	24,144	24,038,008
1.28%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)	6,920	6,843,742
1.30%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)(b)	10,905	10,852,656
1.35%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,675	3,665,041
1.54%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)	10,099	10,085,366
1.87%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	20,222	20,229,078
1.90%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	2,845	2,844,716
1.91%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	10,600	10,469,302
Series I, 2.08%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	9,670	9,597,765
John Deere Capital Corp.
1.02%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)(b)	12,785	12,712,381
1.16%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)(b)	1,773	1,760,394
1.26%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	500	493,305
1.40%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,875	3,860,624
1.48%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	5,180	5,081,891
1.49%, 06/22/20, (3 mo. LIBOR US + 0.290%)(a)	7,425	7,428,415
1.49%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	1,710	1,709,367
1.51%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)(b)	30	29,909
1.55%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)	12,390	12,098,835
1.73%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	5,210	5,217,450
Otis Worldwide Corp., 2.09%, 04/05/23 (Call 04/05/22), (3 mo. LIBOR US + 0.450%)(a)(c)	8,660	8,422,456
Westinghouse Air Brake Technologies Corp., 2.04%, 09/15/21 (Call 05/14/20), (3 mo. LIBOR US + 1.050%)(a)	4,895	4,683,536

		162,124,237

Manufacturing — 0.6%
3M Co., 2.00%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	3,871	3,800,238
General Electric Co.
1.74%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	11,978	11,385,448
2.22%, 04/15/23, (3 mo. LIBOR US + 1.000%)(a)	4,405	4,163,562
Siemens Financieringsmaatschappij NV,
1.35%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(c)	15,675	15,487,997
Textron Inc., 2.28%, 11/10/20 (Call 05/11/20),
(3 mo. LIBOR US + 0.550%)(a)	2,948	2,919,965

		37,757,210

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.41%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	14,905	14,463,514
Comcast Corp.
1.76%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	18,155	18,166,438
1.85%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	6,785	6,665,177
1.87%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	19,569	19,512,250
NBCUniversal Enterprise Inc., 1.83%, 04/01/21,
(3 mo. LIBOR US + 0.400%)(a)(c)	29,960	29,948,016
TWDC Enterprises 18 Corp.
1.50%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)	9,779	9,784,770
1.64%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)(b)	18,625	18,517,720

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.83%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	$165	$163,952
1.97%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	6,990	6,935,058

		124,156,895

Oil & Gas — 1.2%
BP Capital Markets PLC, 1.93%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	6,592	6,580,068
Chevron Corp.
1.94%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,128	8,004,536
1.99%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)(b)	11,610	11,469,983
2.22%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	756	746,225
ConocoPhillips Co., 2.59%, 05/15/22,
(3 mo. LIBOR US + 0.900%)(a)	6,646	6,419,238
Exxon Mobil Corp.
1.37%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)(b)	8,685	8,613,349
2.02%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)(b)	14,025	13,891,482
Petroleos Mexicanos, 4.42%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	0	—
Phillips 66, 2.25%, 02/26/21 (Call 05/14/20),
(3 mo. LIBOR US + 0.600%)(a)	1,311	1,285,567
Shell International Finance BV
2.11%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)	7,034	6,809,686
2.18%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	11,039	11,041,429

		74,861,563

Pharmaceuticals — 3.0%
AbbVie Inc.
2.05%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(c)	18,000	17,870,040
2.15%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)(c)	16,790	16,581,300
2.35%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(c)	2,873	2,837,691
AstraZeneca PLC
1.52%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	2,275	2,243,696
2.36%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	5,340	5,274,532
Bayer U.S. Finance II LLC
1.75%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(c)	19,435	18,836,791
1.85%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)(c)	23,670	23,248,437
Becton Dickinson and Co.
2.03%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	8,725	8,522,667
2.25%, 12/29/20 (Call 05/29/20), (3 mo. LIBOR US + 0.875%)(a)	10,814	10,730,300
Bristol-Myers Squibb Co.
1.89%, 11/16/20, (3 mo. LIBOR US + 0.200%)(a)(c)	5,280	5,276,251
2.07%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(c)	3,415	3,394,476
Cardinal Health Inc., 1.51%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)	8,424	8,243,979
Cigna Corp.
2.11%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)	9,810	9,080,332
Series WI, 1.49%, 09/17/21 (Call 05/14/20), (3 mo. LIBOR US + 0.650%)(a)	4,615	4,611,123
CVS Health Corp., 1.72%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)	18,408	18,363,268
Express Scripts Holding Co., 2.33%, 11/30/20 (Call 05/14/20), (3 mo. LIBOR US + 0.750%)(a)(b)	11,017	10,984,169
GlaxoSmithKline Capital PLC, 2.05%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	15,040	15,010,522
Pfizer Inc., 1.07%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	3,874	3,771,223

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 2.13%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)	$6,735	$6,672,432

		191,553,229

Pipelines — 0.4%
Enbridge Inc., 1.44%, 06/15/20, (3 mo. LIBOR US + 0.700%)(a)	6,348	6,348,889
MPLX LP
1.90%, 09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(a)	3,725	3,481,832
2.10%, 09/09/22 (Call 09/10/20), (3 mo. LIBOR US + 1.100%)(a)	13,278	11,718,100
Spectra Energy Partners LP, 2.01%, 06/05/20, (3 mo. LIBOR US + 0.700%)(a)	5,080	5,040,986

		26,589,807

Real Estate Investment Trusts — 0.1%
AvalonBay Communities Inc., 1.65%, 01/15/21 (Call 05/14/20), (3 mo. LIBOR US + 0.430%)(a)	4,685	4,625,641
SL Green Operating Partnership LP, 2.67%, 08/16/21 (Call 05/14/20), (3 mo. LIBOR US + 0.980%)(a)(b)	1,215	1,169,182

		5,794,823

Retail — 0.5%
Home Depot Inc. (The)
1.46%, 06/05/20, (3 mo. LIBOR US + 0.150%)(a)	9,257	9,260,518
1.89%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)	2,220	2,183,459
McDonald’s Corp., 1.32%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)	3,649	3,616,451
Walmart Inc.
1.24%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)	9,705	9,712,085
1.43%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	5,810	5,814,415

		30,586,928

Semiconductors — 0.5%
Intel Corp.
1.81%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)	3,415	3,415,751
2.08%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)	16,373	16,284,586
QUALCOMM Inc., 1.49%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	15,279	15,046,912

		34,747,249

Telecommunications — 2.7%
AT&T Inc.
1.96%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	65,932	64,502,594
2.17%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	26,678	26,559,550
2.30%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)	3,984	3,986,709
2.33%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)	21,871	21,786,359
Verizon Communications Inc.
1.74%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	23,401	23,436,804
2.23%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	20,092	20,107,069
Vodafone Group PLC, 2.17%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)	15,013	14,597,440

		174,976,525

Transportation — 0.4%
United Parcel Service Inc.
1.58%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)(b)	2,220	2,210,632
1.88%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	9,082	8,987,184
2.07%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	14,422	14,322,055

		25,519,871

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
1.43%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	920	832,076

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
2.53%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	$535	$485,277
GATX Corp., 2.46%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	2,925	2,826,954

		4,144,307

Total Corporate Bonds & Notes — 86.5% (Cost: $5,642,538,975)		5,562,085,166

Foreign Government Obligations(e)

Canada — 0.3%
CPPIB Capital Inc., 1.21%, 10/16/20, (3 mo. LIBOR US + 0.030%)(a)(c)	2,250	2,252,970
Export Development Canada, 1.81%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	8,450	8,459,464
Province of Quebec Canada, 1.33%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)	8,150	8,159,943

		18,872,377

Finland — 0.2%
Municipality Finance PLC
1.00%, 10/26/20, (3 mo. LIBOR US + 0.010%)(a)(c)	660	660,713
1.74%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	10,070	10,075,639

		10,736,352

Japan — 0.4%
Japan Bank for International Cooperation
1.50%, 07/21/20, (3 mo. LIBOR US + 0.390%)(a)	15,490	15,521,445
2.06%, 06/01/20, (3 mo. LIBOR US + 0.480%)(a)	8,675	8,686,451

		24,207,896

Netherlands — 0.1%
Nederlandse Waterschapsbank NV, 1.74%, 11/10/20, (3 mo. LIBOR US + 0.010%)(a)(c)	5,000	4,998,900

Norway —1.3%
Kommunalbanken AS
0.82%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(c)	34,050	34,039,104
1.07%, 06/16/20, (3 mo. LIBOR US + 0.330%)(a)(b)(c)	20,613	20,629,903
1.13%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	23,480	23,503,245
1.26%, 04/15/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	4,400	4,404,092

		82,576,344

South Korea — 0.8%
Export-Import Bank of Korea
1.74%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)	6,640	6,579,642
2.16%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,516,974
2.36%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	15,250	15,143,555
2.69%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(b)	13,795	13,809,209
Series 5, 1.87%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	2,975	2,970,657
Industrial Bank of Korea, 1.49%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	5,360	5,265,128
Korea Development Bank (The)
1.33%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,120	1,116,629
1.91%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	3,015	2,979,091

		51,380,885

Supranational — 7.4%
African Development Bank
0.75%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)	5,000	4,989,950
0.93%, 06/15/20, (3 mo. LIBOR US + 0.190%)(a)	8,485	8,489,497
Asian Development Bank
0.75%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	58,989	58,990,180

Security	Par/ Shares (000)	Value

Supranational (continued)
0.79%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	$18,535	$18,542,229
0.93%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)(b)	32,185	32,243,255
European Bank for Reconstruction & Development
1.70%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	6,990	6,992,866
1.74%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	17,542	17,534,457
European Investment Bank
1.24%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	15,833	15,857,699
1.31%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	28,060	28,094,233
Inter-American Development Bank
0.86%, 10/09/20, (3 mo. LIBOR US)(a)	14,214	14,212,579
0.97%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	22,705	22,706,135
1.22%, 01/15/22, (3 mo. LIBOR US)(a)	8,191	8,186,249
1.23%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)	29,785	29,818,657
1.29%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	15,805	15,834,555
1.42%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	58,986	59,181,244
1.44%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	25,430	25,482,132
International Bank for Reconstruction & Development
1.41%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)	5,522	5,531,001
2.01%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)(b)	2,900	2,906,061
Series GDIF, 1.07%, 08/06/24, (SOFRRATE + 0.300%)(a)	25,000	24,892,500
International Finance Corp.
0.75%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)	2,450	2,450,490
0.81%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	40,918	40,911,862
0.92%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	30,897	30,964,046

		474,811,877

Sweden — 0.0%
Svensk Exportkredit AB, 0.79%, 12/14/20, (3 mo. LIBOR US + 0.050%)(a)	3,815	3,816,526

Total Foreign Government Obligations — 10.5% (Cost: $671,960,084)		671,401,157

U.S. Government Obligations

U.S. Government Obligations — 1.1%
U.S. Treasury Floating Rate Note, 0.17%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	72,045	72,053,433

Total U.S. Government Obligations — 1.1% (Cost: $72,002,474)		72,053,433

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	147,309	147,471,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	146,272	146,272,000

		293,743,018

Total Short-Term Investments — 4.5% (Cost: $293,563,835)		293,743,018

Total Investments in Securities — 102.6% (Cost: $6,680,065,368)		6,599,282,774

Other Assets, Less Liabilities — (2.6)%		(169,866,423)

Net Assets — 100.0%		$6,429,416,351

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Floating Rate Bond ETF

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	216,523	(69,214)	147,309	$147,471,018	$538,624	(b)	$(19,980)	$93,297
BlackRock Cash Funds: Treasury, SL Agency Shares	242,647	(96,375)	146,272	146,272,000	1,331,696		—	—

				$293,743,018	$1,870,320		$(19,980)	$93,297

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,562,085,166	$—	$5,562,085,166
Foreign Government Obligations	—	671,401,157	—	671,401,157
U.S. Government Obligations	—	72,053,433	—	72,053,433
Money Market Funds	293,743,018	—	—	293,743,018

	$293,743,018	$6,305,539,756	$—	$6,599,282,774

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$835,952,713	$449,815,435	$6,305,539,756
Affiliated(c)	54,124,595	624,000	293,743,018
Cash	7,141	5,156	138,750
Receivables:
Investments sold	—	23,479,309	15,096,976
Securities lending income — Affiliated	19,705	—	158,944
Capital shares sold	587,237	—	—
Dividends	4,206	206	19,909
Interest	6,801,861	1,597,118	16,297,462

Total assets	897,497,458	475,521,224	6,630,994,815

LIABILITIES
Collateral on securities loaned, at value	34,673,100	—	147,218,921
Payables:
Investments purchased	15,150,405	24,404,176	42,218,603
Capital shares redeemed	—	—	10,891,821
Investment advisory fees	90,892	69,590	1,249,119

Total liabilities	49,914,397	24,473,766	201,578,464

NET ASSETS	$847,583,061	$451,047,458	$6,429,416,351

NET ASSETS CONSIST OF:
Paid-in capital	$800,067,780	$429,692,819	$6,612,317,442
Accumulated earnings (loss)	47,515,281	21,354,639	(182,901,091)

NET ASSETS	$847,583,061	$451,047,458	$6,429,416,351

Shares outstanding	15,050,000	7,400,000	128,600,000

Net asset value	$56.32	$60.95	$50.00

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$33,639,521	$—	$143,362,565
(b) Investments, at cost — Unaffiliated	$788,830,659	$444,821,142	$6,386,501,533
(c) Investments, at cost — Affiliated	$54,091,943	$624,000	$293,563,835

See notes to financial statements.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$1,599	$—
Dividends — Affiliated	12,618	21,515	1,331,696
Interest — Unaffiliated	7,524,857	3,651,520	106,605,171
Securities lending income — Affiliated — net	67,701	242	538,624
Other income — Unaffiliated	—	78,274	—

Total investment income	7,605,176	3,753,150	108,475,491

EXPENSES
Investment advisory fees	379,215	443,519	9,245,348

Total expenses	379,215	443,519	9,245,348

Net investment income	7,225,961	3,309,631	99,230,143

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	901,761	8,145,859	(55,309,075)
Investments — Affiliated	(9,560)	49	(19,980)
In-kind redemptions — Unaffiliated	1,913,276	10,209,657	(43,516,367)

Net realized gain (loss)	2,805,477	18,355,565	(98,845,422)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	23,578,806	(7,372,575)	(100,763,695)
Investments —Affiliated	23,318	—	93,297
Net change in unrealized appreciation (depreciation)	23,602,124	(7,372,575)	(100,670,398)

Net realized and unrealized gain (loss)	26,407,601	10,982,990	(199,515,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,633,562	$14,292,621	$(100,285,677)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

	iShares Aaa - A Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,225,961	$9,741,870	$3,309,631	$5,583,844
Net realized gain	2,805,477	268,961	18,355,565	4,286,379
Net change in unrealized appreciation (depreciation)	23,602,124	30,512,162	(7,372,575)	20,175,085

Net increase in net assets resulting from operations	33,633,562	40,522,993	14,292,621	30,045,308

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,828,238)	(9,083,591)	(5,118,656)	(13,859,970)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	401,167,782	229,549,349	37,246,475	128,711,189

NET ASSETS
Total increase in net assets	427,973,106	260,988,751	46,420,440	144,896,527
Beginning of period	419,609,955	158,621,204	404,627,018	259,730,491

End of period	$847,583,061	$419,609,955	$451,047,458	$404,627,018

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$99,230,143	$297,750,171
Net realized loss	(98,845,422)	(8,032,094)
Net change in unrealized appreciation (depreciation)	(100,670,398)	10,532,848

Net increase (decrease) in net assets resulting from operations	(100,285,677)	300,250,925

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(106,270,535)	(305,308,879)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,304,537,892)	(1,886,520,589)

NET ASSETS
Total decrease in net assets	(3,511,094,104)	(1,891,578,543)
Beginning of period	9,940,510,455	11,832,088,998

End of period	$6,429,416,351	$9,940,510,455

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$54.85		$49.57	$52.76	$52.80	$51.32	$51.53

Net investment income(a)	0.78		1.68	1.53	1.40	1.34	1.31
Net realized and unrealized gain (loss)(b)	1.48		5.25	(3.23)	(0.08)	1.70	(0.23)

Net increase (decrease) from investment operations	2.26		6.93	(1.70)	1.32	3.04	1.08

Distributions(c)
From net investment income		(0.79)	(1.65)	(1.49)	(1.36)	(1.56)	(1.29)

Total distributions		(0.79)	(1.65)	(1.49)	(1.36)	(1.56)	(1.29)

Net asset value, end of period	$56.32		$54.85	$49.57	$52.76	$52.80	$51.32

Total Return
Based on net asset value	4.16	%(d)	14.22%	(3.27)%	2.57%	6.02%	2.11%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.86	%(e)	3.19%	3.00%	2.69%	2.56%	2.53%

Supplemental Data
Net assets, end of period (000)	$847,583		$419,610	$158,621	$121,345	$105,609	$76,976

Portfolio turnover rate(f)	11	%(d)	16%	15%	16%	26%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 06/02/15 to 10/31/15	(a)

Net asset value, beginning of period	$59.07		$55.86	$55.38		$47.01	$46.80	$49.50

Net investment income(b)	0.45		0.96	0.93		1.00	0.79	0.30
Net realized and unrealized gain (loss)(c)	2.14		4.74	0.87		8.57	1.02	(2.77)

Net increase (decrease) from investment operations	2.59		5.70	1.80		9.57	1.81	(2.47)

Distributions(d)
From net investment income		(0.71)	(2.02)	(1.13)		(1.20)	(1.60)	(0.23)
From net realized gain	—		(0.47)	(0.19)		—	—	—

Total distributions		(0.71)	(2.49)	(1.32)		(1.20)	(1.60)	(0.23)

Net asset value, end of period	$60.95		$59.07	$55.86		$55.38	$47.01	$46.80

Total Return
Based on net asset value	4.42	%(e)	10.55%	3.26	%(f)	20.63%	3.98%	(4.98	)%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(g)	0.20%	0.20%		0.20%	0.30%	0.35	%(g)

Net investment income	1.49	%(g)	1.66%	1.64%		1.88%	1.75%	1.55	%(g)

Supplemental Data
Net assets, end of period (000)	$451,047		$404,627	$259,730		$354,410	$14,103	$18,719

Portfolio turnover rate(h)	13	%(e)	24%	29%		14%	20%	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 3.17%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$50.98		$50.93	$50.93	$50.72	$50.43	$50.74

Net investment income(a)	0.54		1.44	1.19	0.73	0.45	0.25
Net realized and unrealized gain (loss)(b)		(0.96)	0.08	(0.13)	0.19	0.24	(0.31)

Net increase (decrease) from investment operations		(0.42)	1.52	1.06	0.92	0.69	(0.06)

Distributions(c)
From net investment income		(0.56)	(1.47)	(1.06)	(0.71)	(0.40)	(0.25)

Total distributions		(0.56)	(1.47)	(1.06)	(0.71)	(0.40)	(0.25)

Net asset value, end of period	$50.00		$50.98	$50.93	$50.93	$50.72	$50.43

Total Return
Based on net asset value	(0.80	)%(d)	3.02%	2.11%	1.82%	1.39%	(0.14)%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.15	%(e)	2.84%	2.33%	1.43%	0.89%	0.50%

Supplemental Data
Net assets, end of period (000)	$6,429,416		$9,940,510	$11,832,089	$6,544,454	$3,185,003	$3,489,481

Portfolio turnover rate(f)	12	%(d)	23%	17%	21%	26%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Aaa — A Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
Aaa — A Rated Corporate Bond	$ 418,879,762
Floating Rate Bond	10,190,285,001

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Aaa — A Rated Corporate Bond
Barclays Bank PLC	$1,526,513	$1,526,513		$—	$—
Barclays Capital Inc.	216,500	216,500		—	—
BNP Paribas Prime Brokerage International Ltd.	126,345	126,345		—	—
BofA Securities, Inc.	2,576,543	2,576,543		—	—
Citadel Clearing LLC	50,867	48,179		—	(2,688	)(b)
Citigroup Global Markets Inc.	419,965	419,965		—	—
Credit Suisse Securities (USA) LLC	2,798,083	2,798,083		—	—
HSBC Securities (USA) Inc.	1,346,488	1,346,488		—	—
JPMorgan Securities LLC	4,311,143	4,311,143		—	—
Morgan Stanley & Co. LLC	6,220,559	6,220,559		—	—
Nomura Securities International Inc.	50,088	50,088		—	—
RBC Capital Markets LLC	7,297,336	7,297,336		—	—
Scotia Capital (USA) Inc.	590,514	590,514		—	—
Wells Fargo Securities LLC	6,108,577	6,108,577		—	—

	$33,639,521	$33,636,833		$—	$(2,688)

Floating Rate Bond
Barclays Bank PLC	$9,124,988	$9,124,988		$—	$—
Barclays Capital Inc.	989,900	989,900		—	—
BMO Capital Markets	1,820,750	1,820,750		—	—
BNP Paribas Prime Brokerage International Ltd.	397,435	397,435		—	—
BofA Securities, Inc.	4,892,759	4,892,759		—	—
Citigroup Global Markets Inc.	55,807,433	55,807,433		—	—
Credit Suisse Securities (USA) LLC	6,476,699	6,476,699		—	—
Goldman Sachs & Co.	10,639,885	10,639,885		—	—
HSBC Securities (USA) Inc.	948,019	948,019		—	—
JPMorgan Securities LLC	21,089,961	21,089,961		—	—
Morgan Stanley & Co. LLC	12,065,051	12,065,051		—	—
MUFG Securities Americas Inc.	103,365	103,365		—	—
Nomura Securities International Inc.	10,024,419	10,024,419		—	—
RBC Capital Markets LLC	8,661,111	8,661,111		—	—
UBS AG	9,968	9,968		—	—
Wells Fargo Securities LLC	310,822	310,822		—	—

	$143,362,565	$143,362,565		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Aaa — A Rated Corporate Bond	0.15%
Convertible Bond	0.20
Floating Rate Bond	0.20

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Aaa — A Rated Corporate Bond	$19,991
Convertible Bond	60
Floating Rate Bond	159,678

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities Sales	Other Securities
iShares ETF		Purchases	Sales
Aaa — A Rated Corporate Bond	$—	$65,610,757	$56,549,810
Convertible Bond	—	95,909,702	58,766,542
Floating Rate Bond	199,952,839	1,022,235,694	1,726,613,879

For the six months ended April 30, 2020, in-kind transactions were as follows:

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	In-kind Purchases	In-kind Sales
Aaa — A Rated Corporate Bond	$409,906,586	$23,889,756
Convertible Bond	71,212,699	64,402,995
Floating Rate Bond	183,906,617	2,505,165,315

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Aaa — A Rated Corporate Bond	$3,844,505
Convertible Bond	345,189
Floating Rate Bond	14,236,132

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa — A Rated Corporate Bond	$842,980,894	$47,951,233	$(854,819)	$47,096,414
Convertible Bond	447,404,970	48,329,334	(45,294,869)	3,034,465
Floating Rate Bond	6,681,418,261	983,560	(83,119,047)	(82,135,487)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Aaa — A Rated Corporate Bond
Shares sold	7,850,000	$425,874,261	5,950,000	$306,231,217
Shares redeemed	(450,000)	(24,706,479)	(1,500,000)	(76,681,868)

Net increase	7,400,000	$401,167,782	4,450,000	$229,549,349

Convertible Bond
Shares sold	1,700,000	$108,280,973	3,000,000	$173,309,984
Shares redeemed	(1,150,000)	(71,034,498)	(800,000)	(44,598,795)

Net increase	550,000	$37,246,475	2,200,000	$128,711,189

Floating Rate Bond
Shares sold	3,700,000	$197,262,926	36,700,000	$1,866,089,851
Shares redeemed	(70,100,000)	(3,501,800,818)	(74,000,000)	(3,752,610,440)

Net decrease	(66,400,000)	$(3,304,537,892)	(37,300,000)	$(1,886,520,589)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Aaa — A Rated Corporate Bond ETF, iShares Convertible Bond ETF and iShares Floating Rate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Aaa — A Rated Corporate Bond(a)	$0.768234	$—	$0.020535	$0.788769	97%	—%	3%	100%
Convertible Bond	0.710512	—	—	0.710512	100	—	—	100
Floating Rate Bond	0.564766	—	—	0.564766	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	57

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
•	iShares Global Green Bond ETF | BGRN | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.34%	4.39%	2.49%	2.35%	4.39%	13.07%	16.41%
Fund Market	1.67	4.72	2.51	2.41	4.72	13.20	16.89
Index	1.35	4.46	2.55	2.46	4.46	13.44	17.20

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.40	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.3%
Aa	13.7
A	46.3
Baa	36.3
Ba	1.4
Not Rated	1.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	19.3%
1-2 Years	19.7
2-3 Years	22.8
3-4 Years	18.9
4-5 Years	18.6
5-6 Years	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Global Green Bond ETF

Investment Objective

The iShares Global Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar, as represented by Bloomberg Barclays MSCI Global Green Bond Select (USD Hedged) Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.99%	6.83%	8.78%	6.83%	13.10%
Fund Market	1.03	6.85	9.04	6.85	13.50
Index	1.12	7.14	8.87	7.14	13.25

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.90	$1.00		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	26.0%
Aa	30.1
A	20.9
Baa	17.1
Not Rated	5.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.2%
1-5 Years	29.1
5-10 Years	40.2
10-15 Years	9.7
15-20 Years	13.0
More than 20 Years	5.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20(a)	$216	$217,387
3.75%, 10/01/21	484	494,194
3.75%, 02/15/23	762	782,926
4.20%, 04/15/24	387	405,258
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,429	1,492,309
3.65%, 11/01/24 (Call 08/01/24)	60	64,030
WPP Finance 2010
3.63%, 09/07/22	405	412,714
3.75%, 09/19/24	591	612,851

		4,481,669

Aerospace & Defense — 1.3%
Boeing Co. (The), 2.70%, 05/01/22	340	332,444
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	210	215,163
2.25%, 11/15/22 (Call 08/15/22)	1,038	1,067,359
2.38%, 11/15/24 (Call 09/15/24)(a)	595	621,772
2.88%, 05/11/20	723	723,165
3.00%, 05/11/21	2,180	2,207,802
3.38%, 05/15/23 (Call 04/15/23)	1,523	1,628,144
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	500	535,308
3.85%, 06/15/23 (Call 05/15/23)(b)	791	840,741
4.95%, 02/15/21 (Call 11/15/20)(b)	925	939,126
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,044	2,057,949
2.90%, 03/01/25 (Call 12/01/24)	750	799,780
3.10%, 01/15/23 (Call 11/15/22)	195	206,254
3.35%, 09/15/21(a)	566	583,343
Northrop Grumman Corp.
2.08%, 10/15/20	1,069	1,070,404
2.55%, 10/15/22 (Call 09/15/22)	1,945	2,011,472
2.93%, 01/15/25 (Call 11/15/24)	1,750	1,851,970
3.25%, 08/01/23(a)	525	560,080
3.50%, 03/15/21	714	727,123
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	640	664,431
3.13%, 10/15/20	2,226	2,251,160
Raytheon Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	2,416	2,606,061
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,286	1,318,482
3.20%, 03/15/24 (Call 01/15/24)	142	150,679

		25,970,212

Agriculture — 1.3%
Altria Group Inc.
2.85%, 08/09/22	1,254	1,289,288
3.49%, 02/14/22	600	620,107
3.80%, 02/14/24 (Call 01/14/24)	1,083	1,158,640
4.00%, 01/31/24(a)	1,457	1,565,538
4.75%, 05/05/21	1,923	1,984,107
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	2,956	2,998,818
2.79%, 09/06/24 (Call 08/06/24)(a)	1,522	1,552,901
3.22%, 08/15/24 (Call 06/15/24)	2,392	2,473,586

Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
3.50%, 11/24/20(a)	$347	$347,569
4.35%, 03/15/24 (Call 02/15/24)	378	393,428
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	1,311	1,318,396
2.13%, 05/10/23 (Call 03/10/23)	254	259,707
2.38%, 08/17/22 (Call 07/17/22)	929	954,498
2.50%, 08/22/22	525	542,480
2.50%, 11/02/22 (Call 10/02/22)	1,157	1,196,530
2.63%, 02/18/22 (Call 01/18/22)	805	825,274
2.63%, 03/06/23	506	526,013
2.88%, 05/01/24 (Call 04/01/24)	574	604,447
2.90%, 11/15/21	265	272,162
3.25%, 11/10/24	1,175	1,270,685
3.60%, 11/15/23	29	31,135
Reynolds American Inc.
3.25%, 06/12/20	1,167	1,168,547
4.00%, 06/12/22	435	452,590
4.85%, 09/15/23(a)	135	146,372
6.88%, 05/01/20	693	693,000

		24,645,818

Airlines — 0.1%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	202	170,690
Southwest Airlines Co.
4.75%, 05/04/23	525	521,231
5.25%, 05/04/25 (Call 04/04/25)	390	388,362

		1,080,283

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	417	432,588
2.40%, 03/27/25 (Call 02/27/25)	1,200	1,264,506

		1,697,094

Auto Manufacturers — 2.9%
American Honda Finance Corp.
1.65%, 07/12/21	781	782,620
1.70%, 09/09/21	525	522,812
1.95%, 07/20/20(a)	1,025	1,026,117
1.95%, 05/10/23	830	823,156
2.05%, 01/10/23(a)	461	458,757
2.15%, 09/10/24	981	970,153
2.20%, 06/27/22(a)	1,033	1,039,335
2.40%, 06/27/24	885	885,445
2.45%, 09/24/20	1,125	1,126,556
2.60%, 11/16/22(a)	666	673,930
2.65%, 02/12/21(a)	347	349,495
2.90%, 02/16/24(a)	220	224,159
3.00%, 06/16/20	205	205,317
3.15%, 01/08/21(a)	104	104,886
3.38%, 12/10/21(a)	50	51,128
3.45%, 07/14/23(a)	800	832,107
3.55%, 01/12/24	560	581,844
3.63%, 10/10/23	858	896,563
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	85	92,303
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,477	1,436,663
3.16%, 08/04/20	240	239,321
General Motors Co., 4.88%, 10/02/23	1,167	1,143,409
General Motors Financial Co. Inc.
2.45%, 11/06/20	140	138,302

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/26/25 (Call 01/26/25)(a)	$1,255	$1,125,754
3.15%, 06/30/22 (Call 05/30/22)	1,645	1,555,985
3.20%, 07/13/20 (Call 06/13/20)(a)	1,867	1,865,081
3.20%, 07/06/21 (Call 06/06/21)	1,487	1,449,053
3.25%, 01/05/23 (Call 12/05/22)	1,399	1,318,918
3.45%, 01/14/22 (Call 12/14/21)	1,702	1,642,846
3.45%, 04/10/22 (Call 02/10/22)	475	456,888
3.50%, 11/07/24 (Call 09/07/24)	560	512,764
3.55%, 04/09/21	315	310,189
3.55%, 07/08/22(a)	1,055	1,014,463
3.70%, 11/24/20 (Call 10/24/20)	452	448,652
3.70%, 05/09/23 (Call 03/09/23)	2,003	1,916,605
3.95%, 04/13/24 (Call 02/13/24)	1,240	1,164,281
4.00%, 01/15/25 (Call 10/15/24)	1,075	1,002,944
4.15%, 06/19/23 (Call 05/19/23)	1,641	1,593,009
4.20%, 03/01/21 (Call 02/01/21)	2,619	2,593,532
4.20%, 11/06/21	495	483,778
4.25%, 05/15/23	378	369,691
4.38%, 09/25/21	450	441,619
5.10%, 01/17/24 (Call 12/17/23)	2,040	1,991,897
Toyota Motor Corp.
2.16%, 07/02/22(a)	1,117	1,137,979
2.36%, 07/02/24	1,275	1,314,512
3.18%, 07/20/21	1,255	1,281,617
3.42%, 07/20/23	1,317	1,405,337
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,395	1,400,729
2.00%, 10/07/24	170	173,464
2.15%, 09/08/22	761	778,698
2.25%, 10/18/23	25	25,647
2.60%, 01/11/22	1,004	1,022,346
2.63%, 01/10/23	176	182,199
2.65%, 04/12/22	550	563,783
2.70%, 01/11/23	1,332	1,379,868
2.75%, 05/17/21	147	149,118
2.80%, 07/13/22	45	46,269
2.90%, 04/17/24	72	75,226
2.95%, 04/13/21	1,155	1,171,148
3.00%, 04/01/25	1,200	1,274,291
3.05%, 01/08/21	175	176,993
3.30%, 01/12/22	1,045	1,079,440
3.35%, 01/08/24	1,000	1,062,665
3.40%, 09/15/21	448	460,669
3.45%, 09/20/23	1,333	1,416,221
4.25%, 01/11/21	190	194,221
4.50%, 06/17/20	143	143,548

		55,778,315

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	115	116,451
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	280	292,478

		408,929

Banks — 35.1%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	301,073
3.30%, 05/17/21	1,350	1,383,038
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	900	915,543
2.25%, 11/09/20	910	917,328
2.55%, 11/23/21	1,220	1,242,990

Security	Par (000)	Value

Banks (continued)
2.63%, 05/19/22	$685	$702,820
2.63%, 11/09/22	825	851,221
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	596	598,375
Banco Santander SA
2.71%, 06/27/24	920	942,447
3.13%, 02/23/23	1,370	1,392,676
3.50%, 04/11/22	780	797,449
3.85%, 04/12/23	1,025	1,062,720
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	4,000	4,017,986
2.33%, 10/01/21 (Call 10/01/20)(c)	1,145	1,146,617
2.50%, 10/21/22 (Call 10/21/21)	1,100	1,121,403
2.63%, 10/19/20	1,310	1,317,415
2.63%, 04/19/21	2,073	2,105,913
2.74%, 01/23/22 (Call 01/23/21)(c)	825	829,825
2.82%, 07/21/23 (Call 07/21/22)(a)(c)	2,371	2,428,457
2.88%, 04/24/23 (Call 04/24/22)(c)	2,348	2,401,839
3.00%, 12/20/23 (Call 12/20/22)(c)	2,902	3,000,589
3.12%, 01/20/23 (Call 01/20/22)(c)	1,411	1,446,284
3.30%, 01/11/23	4,333	4,524,169
3.50%, 05/17/22 (Call 05/17/21)(c)	2,430	2,478,325
3.55%, 03/05/24 (Call 03/05/23)(c)	2,410	2,533,600
3.86%, 07/23/24 (Call 07/23/23)(c)	2,874	3,063,237
4.00%, 04/01/24	3,046	3,299,713
4.10%, 07/24/23	1,600	1,724,372
4.13%, 01/22/24	2,819	3,056,940
4.20%, 08/26/24	4,985	5,369,508
5.00%, 05/13/21	560	581,943
5.63%, 07/01/20	1,075	1,082,326
5.70%, 01/24/22	1,430	1,531,845
5.88%, 01/05/21(a)	1,005	1,036,595
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	315	325,688
Bank of Montreal
1.90%, 08/27/21	1,308	1,321,556
2.05%, 11/01/22	530	538,320
2.10%, 06/15/20	455	455,783
2.35%, 09/11/22	939	964,435
2.50%, 06/28/24	1,795	1,851,050
2.55%, 11/06/22 (Call 10/06/22)	154	159,059
2.90%, 03/26/22	1,342	1,379,458
3.10%, 07/13/20	542	543,691
Series D, 3.10%, 04/13/21	986	1,005,286
Series E, 3.30%, 02/05/24	2,582	2,729,456
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,500	1,512,562
2.05%, 05/03/21 (Call 04/03/21)	2,526	2,552,398
2.10%, 10/24/24	1,195	1,229,634
2.20%, 08/16/23 (Call 06/16/23)	311	319,113
2.45%, 11/27/20 (Call 10/27/20)	1,364	1,373,037
2.50%, 04/15/21 (Call 03/15/21)	213	216,183
2.60%, 08/17/20 (Call 07/17/20)	498	499,071
2.60%, 02/07/22 (Call 01/07/22)	1,557	1,599,090
2.95%, 01/29/23 (Call 12/29/22)	1,228	1,285,901
3.25%, 09/11/24 (Call 08/11/24)	9	9,686
3.40%, 05/15/24 (Call 04/15/24)	697	752,513
3.45%, 08/11/23	1,216	1,299,238
3.50%, 04/28/23	1,324	1,414,744
3.55%, 09/23/21 (Call 08/23/21)	490	505,824
4.15%, 02/01/21(a)	215	220,058
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,199	1,308,264

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The)
1.95%, 02/01/23	$130	$131,359
2.00%, 11/15/22	340	343,654
2.15%, 07/14/20	1,205	1,207,042
2.20%, 02/03/25	1,816	1,847,735
2.35%, 10/21/20	1,615	1,624,464
2.45%, 03/22/21(a)	2,442	2,475,741
2.45%, 09/19/22(a)	2,459	2,534,821
2.50%, 01/08/21	612	618,802
2.70%, 03/07/22	1,464	1,504,304
2.80%, 07/21/21	1,433	1,456,317
3.13%, 04/20/21	777	793,355
3.40%, 02/11/24	1,309	1,391,582
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)(a)	1,167	1,175,379
5.14%, 10/14/20	565	572,071
Barclays PLC
2.88%, 06/08/20	1,065	1,064,207
3.20%, 08/10/21	1,700	1,722,985
3.25%, 01/12/21	2,115	2,127,800
3.68%, 01/10/23 (Call 01/10/22)	1,320	1,348,446
4.34%, 05/16/24 (Call 05/16/23)(c)	1,219	1,279,355
4.38%, 09/11/24	1,351	1,387,580
4.61%, 02/15/23 (Call 02/15/22)(c)	2,385	2,476,263
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	500	492,216
2.88%, 06/29/22 (Call 05/29/22)(a)	745	747,220
3.50%, 06/11/21 (Call 05/11/21)(a)	520	524,337
BNP Paribas SA
3.25%, 03/03/23	1,305	1,378,850
4.25%, 10/15/24	854	908,115
5.00%, 01/15/21	2,767	2,844,044
BPCE SA
2.65%, 02/03/21	755	764,029
2.75%, 12/02/21	340	345,837
4.00%, 04/15/24	1,050	1,131,293
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	943	947,988
2.25%, 01/28/25	645	649,453
2.55%, 06/16/22(a)	2,014	2,069,177
2.70%, 02/02/21	327	331,027
3.10%, 04/02/24	1,767	1,831,736
3.50%, 09/13/23	174	186,318
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	815	811,018
2.25%, 09/13/21 (Call 08/13/21)	2,061	2,062,418
2.65%, 08/08/22 (Call 07/08/22)	625	631,065
2.95%, 07/23/21 (Call 06/23/21)	534	538,891
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,953	1,954,894
2.13%, 10/20/20 (Call 09/20/20)	686	687,152
2.84%, 05/20/22 (Call 05/20/21)(c)	545	551,178
2.85%, 02/12/21 (Call 01/12/21)	660	668,860
3.05%, 05/01/20	1,865	1,865,000
3.17%, 02/19/22 (Call 02/19/21)(c)	2,125	2,150,308
3.40%, 07/23/21 (Call 06/23/21)	1,727	1,770,395
3.65%, 01/23/24 (Call 12/23/23)	2,616	2,796,933
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(c)	1,638	1,650,475
2.35%, 08/02/21	1,551	1,565,736

Security	Par (000)	Value

Banks (continued)
2.65%, 10/26/20	$758	$763,046
2.70%, 03/30/21	3,301	3,345,936
2.70%, 10/27/22 (Call 09/27/22)	1,954	1,998,873
2.75%, 04/25/22 (Call 03/25/22)	1,762	1,804,036
2.88%, 07/24/23 (Call 07/24/22)(c)	2,055	2,100,253
2.90%, 12/08/21 (Call 11/08/21)	2,373	2,418,998
3.11%, 04/08/26 (Call 04/08/25)(c)	3,000	3,138,296
3.14%, 01/24/23 (Call 01/24/22)(c)	2,355	2,409,763
3.50%, 05/15/23	1,085	1,128,265
3.75%, 06/16/24(a)	961	1,030,261
3.88%, 10/25/23	1,610	1,715,409
4.00%, 08/05/24	1,000	1,066,564
4.04%, 06/01/24 (Call 06/01/23)(c)	1,061	1,131,945
4.05%, 07/30/22(a)	550	574,804
4.50%, 01/14/22	1,631	1,709,143
5.38%, 08/09/20(a)	1,277	1,289,457
Citizens Bank N.A./Providence RI
2.20%, 05/26/20	360	360,274
2.25%, 10/30/20 (Call 09/30/20)(a)	990	993,396
2.55%, 05/13/21 (Call 04/13/21)	970	979,840
2.65%, 05/26/22 (Call 04/26/22)	495	501,892
3.70%, 03/29/23 (Call 02/28/23)	525	550,606
Comerica Bank
2.50%, 06/02/20	631	630,533
2.50%, 07/23/24(a)	642	654,525
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	994	1,041,103
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20(a)	1,157	1,163,655
2.55%, 03/15/21	955	966,890
Cooperatieve Rabobank UA
3.88%, 02/08/22	2,940	3,061,364
3.95%, 11/09/22	1,520	1,584,534
4.50%, 01/11/21	1,182	1,210,897
4.63%, 12/01/23	1,261	1,350,663
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,960	1,981,563
2.75%, 01/10/22(a)	1,165	1,194,339
2.75%, 01/10/23	1,373	1,417,243
3.13%, 04/26/21(a)	1,665	1,708,795
Credit Suisse AG/New York NY
2.10%, 11/12/21(a)	1,575	1,590,651
2.80%, 04/08/22	2,000	2,046,812
3.00%, 10/29/21	1,676	1,713,090
3.63%, 09/09/24	4,235	4,540,065
4.38%, 08/05/20	675	679,023
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,588	1,596,404
3.75%, 03/26/25	2,500	2,655,423
3.80%, 09/15/22	1,551	1,608,692
3.80%, 06/09/23	1,388	1,450,940
Deutsche Bank AG, 3.38%, 05/12/21	1,708	1,700,650
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	635	625,275
Deutsche Bank AG/New York NY
2.70%, 07/13/20	347	347,307
3.15%, 01/22/21	2,175	2,177,951
3.30%, 11/16/22(a)	1,730	1,712,445
3.38%, 05/12/21	225	222,075
3.70%, 05/30/24	543	524,127
3.95%, 02/27/23	850	847,323
4.25%, 02/04/21	635	639,511

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 10/14/21	$1,550	$1,560,702
Series D, 5.00%, 02/14/22(a)	1,925	1,950,618
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,070	1,045,491
3.10%, 06/04/20 (Call 05/11/20)	1,865	1,865,336
3.35%, 02/06/23 (Call 01/06/23)	1,275	1,291,666
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	647	658,816
2.88%, 07/27/20 (Call 06/27/20)	1,959	1,959,157
3.50%, 03/15/22 (Call 02/15/22)(a)	500	517,648
3.65%, 01/25/24 (Call 12/25/23)	3,516	3,723,880
4.30%, 01/16/24 (Call 12/16/23)	182	194,538
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	415	417,566
2.20%, 10/30/20 (Call 09/30/20)	544	546,481
2.25%, 06/14/21 (Call 05/14/21)	637	644,096
2.88%, 10/01/21 (Call 09/01/21)	880	896,936
3.35%, 07/26/21 (Call 06/26/21)	305	312,586
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	1,097	1,098,123
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	215	215,644
2.60%, 12/27/20 (Call 06/27/20)	1,959	1,958,354
2.63%, 04/25/21 (Call 03/25/21)	1,401	1,415,464
2.75%, 09/15/20 (Call 08/15/20)	1,620	1,625,506
2.88%, 02/25/21 (Call 01/25/21)	2,682	2,709,869
2.88%, 10/31/22 (Call 10/31/21)(c)	1,676	1,703,317
2.91%, 06/05/23 (Call 06/05/22)(c)	2,106	2,149,684
2.91%, 07/24/23 (Call 07/24/22)(c)	1,893	1,938,677
3.00%, 04/26/22 (Call 04/26/21)	2,658	2,692,997
3.20%, 02/23/23 (Call 01/23/23)	2,415	2,500,481
3.50%, 04/01/25 (Call 03/01/25)	4,710	5,017,554
3.63%, 01/22/23	1,621	1,703,064
3.63%, 02/20/24 (Call 01/20/24)(a)	2,009	2,127,604
3.85%, 07/08/24 (Call 04/08/24)	2,138	2,278,580
4.00%, 03/03/24	3,130	3,366,157
5.25%, 07/27/21	2,582	2,696,589
5.75%, 01/24/22	4,390	4,699,206
Series D, 6.00%, 06/15/20	1,747	1,754,652
HSBC Bank USA N.A., 4.88%, 08/24/20	775	782,077
HSBC Holdings PLC
2.65%, 01/05/22	1,495	1,517,485
2.95%, 05/25/21	2,134	2,170,442
3.03%, 11/22/23 (Call 11/22/22)(c)	512	525,682
3.26%, 03/13/23 (Call 03/13/22)(c)	2,490	2,554,029
3.40%, 03/08/21	3,415	3,461,169
3.60%, 05/25/23	1,760	1,853,512
3.80%, 03/11/25 (Call 03/11/24)(c)	2,000	2,129,462
3.95%, 05/18/24 (Call 05/18/23)(c)	1,824	1,925,811
4.00%, 03/30/22(a)	1,998	2,083,772
4.25%, 03/14/24	2,148	2,279,034
4.88%, 01/14/22	603	633,991
5.10%, 04/05/21	1,979	2,048,061
HSBC USA Inc.
2.75%, 08/07/20	2,060	2,068,343
5.00%, 09/27/20	220	223,230
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,784	1,806,256
2.63%, 08/06/24 (Call 07/06/24)	925	947,954
3.15%, 03/14/21 (Call 02/14/21)(a)	1,181	1,198,429

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	$250	$252,137
2.88%, 08/20/20 (Call 07/20/20)(a)	250	250,408
3.13%, 04/01/22 (Call 03/01/22)(a)	735	758,167
3.55%, 10/06/23 (Call 09/06/23)	416	444,904
ING Groep NV
3.15%, 03/29/22	1,105	1,132,661
3.55%, 04/09/24	1,450	1,519,796
4.10%, 10/02/23	848	902,843
JPMorgan Chase &Co.
2.01%, 03/13/26 (Call 03/13/25)(c)	1,500	1,514,392
2.08%, 04/22/26 (Call 04/22/25)(c)	1,000	1,006,384
2.30%, 08/15/21 (Call 08/15/20)	2,373	2,382,098
2.40%, 06/07/21 (Call 05/07/21)	1,528	1,545,908
2.55%, 10/29/20 (Call 09/29/20)	873	878,561
2.55%, 03/01/21 (Call 02/01/21)	3,193	3,231,753
2.70%, 05/18/23 (Call 03/18/23)	1,601	1,655,183
2.75%, 06/23/20 (Call 05/23/20)	2,867	2,863,163
2.78%, 04/25/23 (Call 04/25/22)(a)(c)	1,175	1,202,435
2.97%, 01/15/23 (Call 01/15/22)	1,478	1,518,800
3.13%, 01/23/25 (Call 10/23/24)	2,535	2,669,747
3.20%, 01/25/23(a)	3,524	3,684,937
3.21%, 04/01/23 (Call 04/01/22)(a)(c)	2,509	2,588,727
3.25%, 09/23/22	2,273	2,378,808
3.38%, 05/01/23	1,800	1,884,663
3.51%, 06/18/22 (Call 06/18/21)(c)	1,403	1,435,993
3.56%, 04/23/24 (Call 04/23/23)(c)	2,037	2,147,397
3.63%, 05/13/24	1,215	1,308,137
3.80%, 07/23/24 (Call 07/23/23)(c)	2,182	2,328,339
3.88%, 02/01/24(a)	817	887,637
3.88%, 09/10/24	3,380	3,637,777
4.02%, 12/05/24 (Call 12/05/23)(c)	2,785	3,014,387
4.25%, 10/15/20	1,154	1,170,029
4.35%, 08/15/21	2,841	2,952,810
4.40%, 07/22/20	1,257	1,266,201
4.50%, 01/24/22(a)	3,583	3,777,908
4.63%, 05/10/21	692	717,010
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	1,090	1,111,342
3.30%, 02/01/22	1,450	1,496,762
KeyCorp
2.90%, 09/15/20	789	791,564
5.10%, 03/24/21	416	430,002
Lloyds Bank PLC
2.25%, 08/14/22	1,050	1,064,880
3.30%, 05/07/21	1,205	1,229,410
6.38%, 01/21/21	262	270,849
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	200	199,647
2.91%, 11/07/23 (Call 11/07/22)(c)	1,902	1,927,723
3.00%, 01/11/22	2,095	2,133,980
3.10%, 07/06/21	800	810,365
3.90%, 03/12/24	1,290	1,357,481
4.05%, 08/16/23	2,160	2,281,451
4.50%, 11/04/24	1,000	1,059,775
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	783	836,758
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,165	1,165,606
2.63%, 01/25/21 (Call 12/25/20)	742	749,031

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$1,386	$1,396,263
2.19%, 02/25/25	2,500	2,508,982
2.53%, 09/13/23(a)	546	556,202
2.62%, 07/18/22	1,550	1,576,496
2.67%, 07/25/22	2,312	2,369,490
2.80%, 07/18/24(a)	2,600	2,704,635
2.95%, 03/01/21(a)	1,407	1,428,777
3.00%, 02/22/22(a)	304	311,097
3.22%, 03/07/22	1,500	1,538,216
3.41%, 03/07/24	1,440	1,513,977
3.46%, 03/02/23	1,000	1,043,124
3.54%, 07/26/21	290	297,291
3.76%, 07/26/23	1,422	1,502,826
Mizuho Financial Group Inc.
2.60%, 09/11/22(a)	1,975	2,005,446
2.72%, 07/16/23 (Call 07/16/22)(a)(c)	500	507,788
2.95%, 02/28/22	1,367	1,395,407
3.55%, 03/05/23	800	834,573
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	1,700	1,809,010
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	1,355	1,366,962
2.50%, 04/21/21(a)	2,202	2,228,835
2.63%, 11/17/21	3,449	3,497,734
2.75%, 05/19/22	2,686	2,751,780
2.80%, 06/16/20	2,447	2,446,755
3.13%, 01/23/23(a)	3,070	3,190,397
3.70%, 10/23/24	3,495	3,770,239
3.74%, 04/24/24 (Call 04/24/23)(c)	2,526	2,677,388
3.75%, 02/25/23(a)	1,902	2,004,572
4.10%, 05/22/23	1,942	2,047,123
4.88%, 11/01/22	2,191	2,336,610
5.50%, 07/24/20	2,236	2,254,006
5.50%, 07/28/21	2,103	2,205,449
5.75%, 01/25/21	1,454	1,501,385
Series F, 3.88%, 04/29/24	2,114	2,273,470
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	740	762,829
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,310	1,321,805
1.88%, 12/13/22	735	744,667
2.13%, 05/22/20	1,590	1,590,925
2.50%, 05/22/22	1,365	1,395,185
2.63%, 07/23/20	865	869,088
2.63%, 01/14/21(a)	1,380	1,395,608
2.80%, 01/10/22	1,325	1,357,532
3.00%, 01/20/23(a)	900	937,238
3.70%, 11/04/21	805	833,690
National Bank of Canada
2.15%, 06/12/20 (Call 05/29/20)	2,090	2,087,544
2.20%, 11/02/20 (Call 10/02/20)	535	537,076
Northern Trust Corp.
2.38%, 08/02/22	20	20,600
3.38%, 08/23/21(a)	40	41,212
3.45%, 11/04/20	342	345,757
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	805	814,552
2.23%, 07/22/22 (Call 07/22/21)(c)	645	652,677
2.30%, 06/01/20 (Call 05/04/20)(a)	930	930,837
2.45%, 11/05/20 (Call 10/06/20)	1,305	1,310,651
2.45%, 07/28/22 (Call 06/28/22)	737	753,044

Security	Par (000)	Value

Banks (continued)
2.50%, 01/22/21 (Call 12/23/20)(a)	$930	$939,893
2.55%, 12/09/21 (Call 11/09/21)	860	879,079
2.60%, 07/21/20 (Call 06/21/20)	1,160	1,159,698
2.63%, 02/17/22 (Call 01/18/22)	1,023	1,046,539
2.70%, 11/01/22 (Call 10/01/22)	900	928,531
2.95%, 01/30/23 (Call 12/30/22)	1,275	1,318,761
3.50%, 06/08/23 (Call 05/09/23)	1,258	1,338,106
3.80%, 07/25/23 (Call 06/25/23)	678	724,833
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,800	1,864,356
2.85%, 11/09/22(d)	25	25,932
3.30%, 03/08/22 (Call 02/06/22)(a)	400	413,742
3.50%, 01/23/24 (Call 12/23/23)	1,656	1,763,985
3.90%, 04/29/24 (Call 03/29/24)	466	504,031
4.38%, 08/11/20	235	236,924
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,141	2,189,797
3.80%, 08/14/23 (Call 07/14/23)	990	1,043,040
Royal Bank of Canada
1.95%, 01/17/23(a)	780	790,967
2.15%, 10/26/20	1,318	1,326,396
2.25%, 11/01/24	1,500	1,533,505
2.35%, 10/30/20	1,290	1,299,069
2.50%, 01/19/21	1,671	1,690,530
2.55%, 07/16/24(a)	1,655	1,708,816
2.75%, 02/01/22	1,004	1,033,218
2.80%, 04/29/22	915	941,022
3.20%, 04/30/21	1,868	1,910,485
3.70%, 10/05/23	1,332	1,424,483
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)	2,221	2,267,663
3.88%, 09/12/23(a)	1,333	1,394,894
4.52%, 06/25/24 (Call 06/25/23)(c)	802	847,359
5.13%, 05/28/24	2,681	2,842,953
6.00%, 12/19/23(a)	1,610	1,751,741
6.10%, 06/10/23	1,868	2,018,219
6.13%, 12/15/22	814	871,424
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	788	792,384
3.50%, 06/07/24 (Call 05/07/24)	860	859,707
3.70%, 03/28/22 (Call 02/28/22)(a)	911	923,614
4.45%, 12/03/21 (Call 11/03/21)	120	123,762
Santander UK Group Holdings PLC
2.88%, 10/16/20	606	609,037
2.88%, 08/05/21(a)	1,919	1,933,276
3.13%, 01/08/21	1,786	1,802,207
3.37%, 01/05/24 (Call 01/05/23)(c)	743	758,877
3.57%, 01/10/23 (Call 01/10/22)	1,335	1,360,202
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	1,225	1,314,587
Santander UK PLC
2.13%, 11/03/20	1,014	1,016,778
3.40%, 06/01/21	1,435	1,462,426
3.75%, 11/15/21	475	486,624
4.00%, 03/13/24	1,325	1,419,598
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	625	629,591
2.80%, 03/11/22	710	723,535
State Street Corp.
1.95%, 05/19/21	619	626,048
2.55%, 08/18/20	1,324	1,330,183

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 05/15/23(a)	$1,160	$1,214,951
3.30%, 12/16/24(a)	925	1,008,143
3.70%, 11/20/23	698	771,798
4.38%, 03/07/21	70	71,853
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24(a)	1,000	1,053,595
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,112	1,119,717
2.35%, 01/15/25	1,740	1,762,185
2.44%, 10/19/21	843	851,710
2.45%, 09/27/24(a)	1,200	1,220,011
2.70%, 07/16/24	1,795	1,836,474
2.78%, 07/12/22	1,265	1,291,466
2.78%, 10/18/22	1,426	1,464,975
2.85%, 01/11/22	1,820	1,852,202
2.93%, 03/09/21	1,687	1,713,802
3.10%, 01/17/23	2,559	2,652,167
3.75%, 07/19/23	275	289,953
3.94%, 10/16/23	1,000	1,063,093
Svenska Handelsbanken AB
1.88%, 09/07/21	750	757,030
1.95%, 09/08/20(a)	1,010	1,011,737
2.40%, 10/01/20	1,045	1,050,862
2.45%, 03/30/21(a)	1,280	1,297,922
3.35%, 05/24/21	840	861,000
3.90%, 11/20/23	839	901,594
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	545	534,432
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,456	1,467,384
1.85%, 09/11/20	341	342,364
1.90%, 12/01/22	839	853,671
2.13%, 04/07/21	1,628	1,647,368
2.50%, 12/14/20	1,022	1,031,502
2.55%, 01/25/21	1,815	1,837,017
2.65%, 06/12/24	1,550	1,609,046
3.25%, 06/11/21	1,002	1,028,006
3.25%, 03/11/24	1,250	1,325,588
3.50%, 07/19/23	1,294	1,386,532
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	645	642,354
2.15%, 12/06/24 (Call 11/05/24)	1,575	1,605,550
2.25%, 06/01/20 (Call 05/01/20)	890	890,000
2.45%, 08/01/22 (Call 07/01/22)	487	498,308
2.63%, 01/15/22 (Call 12/15/21)	643	656,384
2.80%, 05/17/22 (Call 04/17/22)(a)	346	356,186
3.00%, 02/02/23 (Call 01/02/23)(a)	986	1,026,668
3.20%, 04/01/24 (Call 03/01/24)	926	979,161
3.50%, 08/02/22 (Call 08/02/21)(c)	335	343,130
3.53%, 10/26/21 (Call 10/26/20)(a)(c)	279	281,759
3.69%, 08/02/24 (Call 08/02/23)(c)	477	506,690
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	445	449,148
2.15%, 02/01/21 (Call 01/01/21)	768	773,862
2.20%, 03/16/23 (Call 02/13/23)	961	980,752
2.50%, 08/01/24 (Call 07/01/24)	1,737	1,791,790
2.63%, 06/29/20 (Call 05/29/20)	1,606	1,604,185
2.70%, 01/27/22 (Call 12/27/21)	2,014	2,058,791
2.75%, 04/01/22 (Call 03/01/22)	1,482	1,518,028
2.90%, 03/03/21 (Call 02/03/21)	1,700	1,726,996
3.05%, 06/20/22 (Call 05/20/22)	505	521,052
3.75%, 12/06/23 (Call 11/06/23)	1,294	1,389,979

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	$1,812	$1,829,684
2.40%, 07/30/24 (Call 06/28/24)	1,828	1,902,630
2.95%, 07/15/22 (Call 06/15/22)	1,701	1,760,632
3.00%, 03/15/22 (Call 02/15/22)	1,160	1,200,542
3.38%, 02/05/24 (Call 01/05/24)	2,047	2,199,076
3.70%, 01/30/24 (Call 12/29/23)	10	10,808
Series V, 2.63%, 01/24/22 (Call 12/23/21)	2,143	2,202,545
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	235	237,806
1.95%, 01/09/23 (Call 12/09/22)	1,000	1,018,572
2.05%, 10/23/20 (Call 09/23/20)	825	827,805
2.05%, 01/21/25 (Call 12/20/24)	725	744,415
2.65%, 05/23/22 (Call 04/22/22)	270	278,087
2.80%, 01/27/25 (Call 12/27/24)	1,575	1,674,797
2.85%, 01/23/23 (Call 12/23/22)	275	286,559
3.05%, 07/24/20 (Call 06/24/20)(a)	400	400,272
3.10%, 05/21/21 (Call 05/21/20)(c)	975	975,367
3.15%, 04/26/21 (Call 03/26/21)	730	744,280
3.40%, 07/24/23 (Call 06/23/23)	1,363	1,455,034
3.45%, 11/16/21 (Call 10/15/21)	450	465,847
UBS AG/Stamford CT, 4.88%, 08/04/20	400	403,248
Wells Fargo &Co.
2.10%, 07/26/21	3,191	3,190,987
2.16%, 02/11/26 (Call 02/11/25)(c)	1,300	1,301,835
2.50%, 03/04/21	2,966	2,997,612
2.55%, 12/07/20	1,724	1,736,286
2.60%, 07/22/20(a)	2,796	2,799,467
2.63%, 07/22/22	4,075	4,168,822
3.00%, 01/22/21	2,102	2,129,667
3.00%, 02/19/25	1,050	1,098,484
3.07%, 01/24/23 (Call 01/24/22)	3,477	3,553,578
3.30%, 09/09/24	2,754	2,920,674
3.50%, 03/08/22	2,162	2,237,253
3.75%, 01/24/24 (Call 12/24/23)	2,907	3,094,445
4.13%, 08/15/23(a)	2,731	2,893,019
4.48%, 01/16/24	140	150,465
4.60%, 04/01/21	1,653	1,705,602
Series M, 3.45%, 02/13/23	1,381	1,434,948
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	670	675,281
2.60%, 01/15/21	1,951	1,971,930
2.90%, 05/27/22 (Call 05/27/21)(c)	395	400,700
3.33%, 07/23/21 (Call 07/23/20)(c)	1,435	1,439,146
3.55%, 08/14/23 (Call 07/14/23)	2,285	2,431,319
3.63%, 10/22/21 (Call 09/21/21)	930	960,775
Westpac Banking Corp.
2.00%, 08/19/21	722	729,302
2.00%, 01/13/23	205	209,486
2.10%, 05/13/21	1,079	1,089,042
2.30%, 05/26/20(a)	1,305	1,306,122
2.35%, 02/19/25	1,001	1,024,707
2.50%, 06/28/22	1,565	1,607,563
2.60%, 11/23/20	957	966,453
2.65%, 01/25/21(a)	968	978,694
2.80%, 01/11/22	910	934,511
3.05%, 05/15/20	650	650,356
3.30%, 02/26/24	1,177	1,247,010
3.65%, 05/15/23(a)	2,010	2,142,381

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)(a)	$420	$420,872

		680,200,305

Beverages — 2.4%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	4,548	4,795,539
3.70%, 02/01/24	1,970	2,129,643
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)(a)	25	26,802
4.15%, 01/23/25 (Call 12/23/24)(a)	2,480	2,757,205
Coca-Cola Co. (The)
1.55%, 09/01/21	980	991,058
1.75%, 09/06/24	1,231	1,269,129
1.88%, 10/27/20	1,602	1,610,138
2.20%, 05/25/22(a)	190	196,254
2.45%, 11/01/20(a)	949	955,727
2.50%, 04/01/23(a)	54	56,490
2.95%, 03/25/25	1,000	1,085,784
3.15%, 11/15/20	684	692,331
3.20%, 11/01/23	2,235	2,418,381
3.30%, 09/01/21	265	273,243
Constellation Brands Inc.
2.25%, 11/06/20(a)	605	608,933
2.65%, 11/07/22 (Call 10/07/22)	695	708,360
2.70%, 05/09/22 (Call 04/09/22)	742	753,890
3.20%, 02/15/23 (Call 01/15/23)	958	995,906
3.75%, 05/01/21	202	205,343
4.25%, 05/01/23	1,226	1,313,877
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	826	851,705
2.63%, 04/29/23 (Call 01/29/23)	821	852,682
3.50%, 09/18/23 (Call 08/18/23)	397	426,979
4.83%, 07/15/20(a)	375	377,603
Diageo Investment Corp., 2.88%, 05/11/22	1,057	1,095,291
Keurig Dr Pepper Inc.
3.55%, 05/25/21	853	870,026
4.06%, 05/25/23 (Call 04/25/23)	2,575	2,760,245
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	1,550	1,545,241
3.50%, 05/01/22(a)	315	320,214
PepsiCo Inc.
0.75%, 05/01/23	635	634,136
1.70%, 10/06/21 (Call 09/06/21)	713	721,686
2.00%, 04/15/21 (Call 03/15/21)	950	959,767
2.15%, 10/14/20 (Call 09/14/20)(a)	1,528	1,532,983
2.25%, 05/02/22 (Call 04/02/22)	213	219,260
2.25%, 03/19/25 (Call 02/19/25)	2,000	2,117,052
2.75%, 03/05/22	1,260	1,306,834
2.75%, 03/01/23	1,578	1,663,633
3.00%, 08/25/21	733	753,883
3.10%, 07/17/22 (Call 05/17/22)	379	397,640
3.13%, 11/01/20	323	326,673
3.60%, 03/01/24 (Call 12/01/23)	1,769	1,940,700

		45,518,266

Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	690	706,711
2.13%, 05/01/20	648	648,000
2.20%, 05/11/20(a)	855	855,198
2.25%, 08/19/23 (Call 06/19/23)(a)	1,425	1,481,347

Security	Par (000)	Value

Biotechnology (continued)
2.65%, 05/11/22 (Call 04/11/22)	$1,589	$1,631,292
2.70%, 05/01/22 (Call 03/01/22)	288	296,854
3.63%, 05/15/22 (Call 02/15/22)	1,026	1,070,968
3.63%, 05/22/24 (Call 02/22/24)	246	267,312
3.88%, 11/15/21 (Call 08/15/21)	1,355	1,400,374
Biogen Inc.
2.90%, 09/15/20	2,312	2,328,394
3.63%, 09/15/22	819	865,398
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	55	56,108
2.50%, 09/01/23 (Call 07/01/23)	945	987,544
2.55%, 09/01/20	1,211	1,217,851
3.25%, 09/01/22 (Call 07/01/22)	554	583,292
3.50%, 02/01/25 (Call 11/01/24)(a)	1,977	2,176,250
3.70%, 04/01/24 (Call 01/01/24)	1,913	2,086,837
4.40%, 12/01/21 (Call 09/01/21)	1,985	2,076,284
4.50%, 04/01/21 (Call 01/01/21)	845	864,932

		21,600,946

Building Materials — 0.2%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	490	492,328
2.24%, 02/15/25 (Call 01/15/25)(b)	2,316	2,290,381
Fortune Brands Home &Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	266	277,378

		3,060,087

Chemicals — 0.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	615	614,029
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	790	812,817
3.50%, 10/01/24 (Call 07/01/24)	515	539,255
DuPont de Nemours Inc.
3.77%, 11/15/20	1,388	1,400,993
4.21%, 11/15/23 (Call 10/15/23)	2,403	2,596,524
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	685	708,509
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	715	741,219
4.35%, 12/08/21	1,293	1,364,495
LYB International Finance BV, 4.00%, 07/15/23	858	898,047
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	591	653,843
6.00%, 11/15/21 (Call 08/17/21)	1,125	1,175,479
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	780	776,467
4.25%, 11/15/23 (Call 08/15/23)	351	357,305
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	55	57,279
PPG Industries Inc., 3.60%, 11/15/20	545	549,986
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,148	1,170,071
2.45%, 02/15/22 (Call 11/15/21)	395	401,974
2.70%, 02/21/23 (Call 11/21/22)(a)	125	128,936
3.00%, 09/01/21(a)	387	396,119
4.05%, 03/15/21	262	268,948
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	235	237,378
3.13%, 06/01/24 (Call 04/01/24)	400	419,130
Syngenta Finance NV, 3.13%, 03/28/22	34	33,693

		16,302,496

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	$1,382	$1,388,295
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	1,267	1,273,882
5.50%, 11/01/22 (Call 05/01/22)	105	107,398
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)(a)	312	318,646
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	160	160,481
2.60%, 12/01/24 (Call 11/01/24)(a)	610	618,678
3.30%, 12/15/22 (Call 09/15/22)	677	693,581
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	991	1,019,321
3.75%, 06/01/23 (Call 03/01/23)	115	120,839
3.80%, 04/01/21 (Call 03/01/21)	1,281	1,297,802
4.00%, 06/01/23 (Call 05/01/23)	565	600,096
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	680	727,726
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	25	25,678
2.75%, 12/15/21 (Call 11/15/21)	196	200,185
4.50%, 09/01/22 (Call 06/01/22)	630	669,921
4.88%, 02/15/24 (Call 11/15/23)(a)	105	115,748
PayPal Holdings Inc.
2.20%, 09/26/22	246	250,223
2.40%, 10/01/24 (Call 09/01/24)	1,501	1,558,770
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,064	1,105,090

		12,252,360

Computers — 3.8%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	2,089	2,108,569
1.70%, 09/11/22	295	302,188
1.80%, 09/11/24 (Call 08/11/24)	635	658,430
2.00%, 05/06/20	1,033	1,033,083
2.00%, 11/13/20	344	346,514
2.10%, 09/12/22 (Call 08/12/22)	2,402	2,479,486
2.15%, 02/09/22	2,545	2,611,431
2.25%, 02/23/21 (Call 01/23/21)	3,223	3,259,935
2.30%, 05/11/22 (Call 04/11/22)	2,110	2,174,020
2.40%, 01/13/23 (Call 12/13/22)	473	492,534
2.40%, 05/03/23	3,975	4,171,558
2.50%, 02/09/22 (Call 01/09/22)	2,183	2,250,670
2.50%, 02/09/25	2,000	2,128,541
2.70%, 05/13/22	708	738,660
2.75%, 01/13/25 (Call 11/13/24)	947	1,022,736
2.85%, 05/06/21	2,818	2,878,515
2.85%, 02/23/23 (Call 12/23/22)	1,153	1,212,413
2.85%, 05/11/24 (Call 03/11/24)	1,454	1,556,999
3.00%, 02/09/24 (Call 12/09/23)	2,271	2,444,884
3.45%, 05/06/24	2,615	2,871,620
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	1,281	1,300,596
4.42%, 06/15/21 (Call 05/15/21)(b)	3,856	3,916,884
5.45%, 06/15/23 (Call 04/15/23)(b)	3,118	3,295,388
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	470	473,751
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	1,197	1,215,404
3.50%, 10/05/21 (Call 09/05/21)	587	598,122
3.60%, 10/15/20 (Call 09/15/20)	2,855	2,874,464
4.40%, 10/15/22 (Call 08/15/22)(a)	1,066	1,117,059
HP Inc.
3.75%, 12/01/20	595	602,367

Security	Par (000)	Value

Computers (continued)
4.05%, 09/15/22(a)	$192	$200,193
4.30%, 06/01/21	210	215,800
4.38%, 09/15/21	167	172,029
4.65%, 12/09/21	206	214,492
IBM Credit LLC
2.20%, 09/08/22	1,055	1,087,554
2.65%, 02/05/21(a)	830	840,544
3.00%, 02/06/23	1,075	1,135,159
3.45%, 11/30/20	704	714,679
3.60%, 11/30/21	740	773,306
International Business Machines Corp.
1.63%, 05/15/20	1,618	1,618,487
1.88%, 08/01/22	610	625,071
2.50%, 01/27/22	1,900	1,949,800
2.85%, 05/13/22	1,249	1,298,677
3.00%, 05/15/24(a)	3,365	3,602,997
3.38%, 08/01/23	1,500	1,612,887
3.63%, 02/12/24	2,180	2,371,897
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	79	80,442
4.75%, 06/01/23	1,000	1,037,000
4.75%, 01/01/25(a)	650	672,357
4.88%, 03/01/24 (Call 01/01/24)	900	930,420

		73,290,612

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23	56	57,850
2.30%, 05/03/22	155	160,107
3.25%, 03/15/24	535	568,978
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	905	930,599
Procter &Gamble Co. (The)
1.70%, 11/03/21	1,210	1,229,566
1.85%, 02/02/21(a)	145	146,233
1.90%, 10/23/20	674	677,731
2.15%, 08/11/22	1,830	1,892,188
2.30%, 02/06/22	700	719,166
2.45%, 03/25/25 (Call 02/25/25)	1,000	1,065,483
3.10%, 08/15/23	86	93,318
Unilever Capital Corp.
1.38%, 07/28/21	803	808,570
2.10%, 07/30/20(a)	915	917,579
2.20%, 05/05/22 (Call 04/05/22)	825	845,429
2.60%, 05/05/24 (Call 03/05/24)(a)	380	398,683
3.00%, 03/07/22	1,050	1,093,144
3.13%, 03/22/23 (Call 02/22/23)	680	721,380
3.25%, 03/07/24 (Call 02/07/24)(a)	650	701,307
4.25%, 02/10/21(a)	990	1,016,774

		14,044,085

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	41	42,138

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	560	471,800
3.30%, 01/23/23 (Call 12/23/22)	1,043	931,493
3.50%, 05/26/22 (Call 04/26/22)	550	506,303
3.95%, 02/01/22 (Call 01/01/22)	1,894	1,760,609
4.13%, 07/03/23 (Call 06/03/23)	275	250,838
4.25%, 07/01/20	248	243,867

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 05/15/21	$2,255	$2,153,181
4.63%, 10/30/20	1,203	1,187,669
4.63%, 07/01/22	335	312,230
4.88%, 01/16/24 (Call 12/16/23)	1,150	1,063,934
5.00%, 10/01/21	305	290,021
Air Lease Corp.
2.25%, 01/15/23	736	686,246
2.30%, 02/01/25 (Call 01/01/25)(a)	180	155,602
2.50%, 03/01/21	241	232,866
2.63%, 07/01/22 (Call 06/01/22)	706	649,752
2.75%, 01/15/23 (Call 12/15/22)	930	848,196
3.00%, 09/15/23 (Call 07/15/23)	207	190,250
3.38%, 06/01/21 (Call 05/01/21)	715	687,766
3.50%, 01/15/22(a)	250	235,865
3.75%, 02/01/22 (Call 12/01/21)(a)	5	4,665
3.88%, 04/01/21 (Call 03/01/21)	340	331,944
3.88%, 07/03/23 (Call 06/03/23)	925	845,851
4.25%, 02/01/24 (Call 01/01/24)	925	865,040
4.25%, 09/15/24 (Call 06/15/24)	1,009	934,937
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	920	802,055
5.00%, 04/01/23(a)	529	500,047
5.13%, 03/15/21	125	122,154
5.50%, 02/15/22	130	123,917
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	380	373,350
4.13%, 02/13/22(a)	770	780,626
4.25%, 04/15/21	835	844,193
5.13%, 09/30/24(a)	725	750,158
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	780	782,414
2.50%, 08/01/22 (Call 07/01/22)	2,181	2,224,217
2.50%, 07/30/24 (Call 06/30/24)(a)	3,529	3,620,376
2.65%, 12/02/22	1,174	1,207,863
2.75%, 05/20/22 (Call 04/20/22)(a)	525	537,477
3.00%, 02/22/21 (Call 01/22/21)(a)	367	371,284
3.38%, 05/17/21 (Call 04/17/21)	647	658,588
3.40%, 02/27/23 (Call 01/27/23)	2,820	2,944,394
3.40%, 02/22/24 (Call 01/22/24)	978	1,036,685
3.70%, 11/05/21 (Call 10/05/21)	269	276,785
3.70%, 08/03/23 (Call 07/03/23)	1,602	1,696,903
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	2,183	2,208,547
2.70%, 03/03/22 (Call 01/31/22)	2,714	2,778,115
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,417	1,422,662
Ameriprise Financial Inc.
3.00%, 03/22/22	602	621,501
4.00%, 10/15/23	666	723,864
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	706	742,366
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	1,000	989,614
2.28%, 01/28/26 (Call 01/28/25)(c)	750	724,973
3.38%, 02/15/23	640	646,883
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	128	128,443
2.50%, 05/12/20	196	195,788
3.05%, 03/09/22 (Call 02/09/22)	2,315	2,350,851
3.20%, 01/30/23 (Call 12/30/22)	2,220	2,269,697
3.30%, 10/30/24 (Call 09/30/24)	1,153	1,173,990
3.45%, 04/30/21 (Call 03/30/21)	1,303	1,322,087

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 06/15/23	$1,480	$1,523,567
3.75%, 04/24/24 (Call 03/24/24)	400	413,659
3.90%, 01/29/24 (Call 12/29/23)	970	1,009,198
4.75%, 07/15/21	710	732,856
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	1,410	1,468,281
3.25%, 05/21/21 (Call 04/21/21)	1,218	1,243,708
3.55%, 02/01/24 (Call 01/01/24)	155	167,560
4.20%, 03/24/25 (Call 02/22/25)	1,000	1,120,459
4.45%, 07/22/20	665	668,888
CME Group Inc., 3.00%, 09/15/22	1,143	1,195,021
Discover Financial Services
3.85%, 11/21/22	944	961,973
3.95%, 11/06/24 (Call 08/06/24)	403	411,178
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	5,664	5,680,141
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,267	1,301,030
2.75%, 12/01/20 (Call 11/01/20)(a)	1,227	1,236,444
4.00%, 10/15/23(a)	51	56,259
International Lease Finance Corp.
4.63%, 04/15/21(a)	975	966,171
5.88%, 08/15/22(a)	653	642,924
8.25%, 12/15/20	511	513,182
8.63%, 01/15/22	352	354,339
Invesco Finance PLC
3.13%, 11/30/22	280	285,584
4.00%, 01/30/24	185	195,117
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	352	368,705
Jefferies Group LLC
5.13%, 01/20/23	907	949,490
6.88%, 04/15/21	626	644,760
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	380	387,254
2.00%, 03/03/25 (Call 02/03/25)	1,200	1,241,643
3.38%, 04/01/24	165	181,407
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	391	423,597
Nomura Holdings Inc., 2.65%, 01/16/25(a)	1,384	1,389,287
ORIX Corp.
2.90%, 07/18/22	397	402,643
4.05%, 01/16/24	575	608,187
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	385	374,015
3.75%, 08/15/21 (Call 06/15/21)	950	948,296
4.25%, 08/15/24 (Call 05/15/24)	1,466	1,426,993
4.38%, 03/19/24 (Call 02/19/24)	500	491,911
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,200	1,229,854
3.63%, 04/01/25 (Call 01/01/25)	500	537,218
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,070	1,105,209
2.20%, 12/14/20 (Call 11/14/20)	3,664	3,691,333
2.80%, 12/14/22 (Call 10/14/22)	2,259	2,376,251
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	845	831,617

		95,551,001

Electric — 2.4%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	100	101,730
American Electric Power Co. Inc., 2.15%, 11/13/20	1,384	1,383,804

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	$526	$571,413
4.05%, 04/15/25 (Call 03/15/25)(b)	1,000	1,120,357
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	466	477,190
2.50%, 09/01/24 (Call 08/01/24)	660	678,749
3.60%, 11/01/21	600	617,089
3.85%, 02/01/24 (Call 01/01/24)	543	579,135
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/29/20)	240	241,258
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	582	585,556
Dominion Energy Inc.
2.58%, 07/01/20	736	736,135
2.72%, 08/15/21(a)(d)	600	601,292
3.07%, 08/15/24(d)	695	728,229
4.10%, 04/01/21(d)	697	709,419
DTE Energy Co.
2.25%, 11/01/22	1,000	1,013,084
Series C, 2.53%, 10/01/24	597	607,009
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	532	563,816
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	184	190,894
3.05%, 03/15/23 (Call 02/15/23)	755	803,228
3.90%, 06/15/21 (Call 03/15/21)	560	575,824
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,042	1,052,710
2.40%, 08/15/22 (Call 07/15/22)	811	830,419
3.05%, 08/15/22 (Call 05/15/22)	380	391,839
3.55%, 09/15/21 (Call 06/15/21)	482	493,731
3.75%, 04/15/24 (Call 01/15/24)	1,276	1,382,642
Duke Energy Indiana LLC, 3.75%, 07/15/20	150	150,664
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	634	654,579
3.00%, 09/15/21 (Call 06/15/21)	121	123,530
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	435	455,172
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	1,104	1,110,695
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	593	627,368
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	754	775,785
Eversource Energy, Series K, 2.75%, 03/15/22
(Call 02/15/22)	413	422,858
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	165	165,068
3.50%, 06/01/22 (Call 05/01/22)	960	986,224
5.15%, 12/01/20 (Call 09/01/20)	956	966,733
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	570	585,306
4.00%, 10/01/20 (Call 07/01/20)	120	120,440
4.25%, 06/15/22 (Call 03/15/22)	509	533,859
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	675	688,649
Series B, 4.25%, 03/15/23 (Call 12/15/22)	812	862,987
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	120	126,031
2.85%, 04/01/25 (Call 03/01/25)	1,345	1,457,086
Georgia Power Co., Series A, 2.10%, 07/30/23	35	36,092
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	162	173,392
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	135	137,759
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	465	506,590

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	$35	$35,576
2.80%, 01/15/23 (Call 12/15/22)	95	98,139
2.90%, 04/01/22	393	405,689
3.15%, 04/01/24 (Call 03/01/24)	1,888	2,000,384
Ohio Power Co., Series M, 5.38%, 10/01/21	180	191,295
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	564	599,184
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	75	77,537
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,357	1,375,468
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)(a)	1,075	1,089,077
3.85%, 06/01/23 (Call 05/01/23)(a)	1,308	1,385,079
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	460	468,404
2.88%, 06/15/24 (Call 05/15/24)	25	26,132
Puget Energy Inc., 6.00%, 09/01/21	165	171,942
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	366	375,498
2.90%, 02/01/23 (Call 01/01/23)	725	748,712
3.55%, 06/15/24 (Call 03/15/24)(a)	625	659,536
4.05%, 12/01/23 (Call 09/01/23)	158	169,050
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,275	1,305,631
Series C, 3.50%, 10/01/23 (Call 07/01/23)	19	20,075
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	2,035	2,059,154
2.75%, 06/15/20 (Call 05/15/20)	1,150	1,151,215
2.95%, 07/01/23 (Call 05/01/23)(a)	2,006	2,113,532
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	999	1,039,324
WEC Energy Group Inc., 3.38%, 06/15/21	271	278,223

		46,547,275

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	619	634,111
2.63%, 02/15/23 (Call 11/15/22)	129	132,118

		766,229

Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	256	269,149
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	317	319,901
Flex Ltd., 5.00%, 02/15/23	637	663,622
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	143	143,590
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,191	2,226,536
2.15%, 08/08/22 (Call 07/08/22)	100	102,742
2.30%, 08/15/24 (Call 07/15/24)	910	954,212
4.25%, 03/01/21(a)	230	236,250
Jabil Inc., 4.70%, 09/15/22	20	20,474
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	200	217,694
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	533	538,331
2.80%, 12/15/21 (Call 11/15/21)	765	781,759
3.00%, 12/15/20 (Call 11/15/20)	712	717,809
3.13%, 11/15/22 (Call 08/15/22)	552	567,518
3.65%, 09/15/23 (Call 08/15/23)	734	768,421
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	530	524,736

		9,052,744

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	$45	$38,025

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	985	1,024,575
3.55%, 06/01/22 (Call 03/01/22)	906	943,933
4.75%, 05/15/23 (Call 02/15/23)	175	191,576
5.25%, 11/15/21	491	519,678
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	902	932,381
2.90%, 09/15/22 (Call 06/15/22)	508	527,830
2.95%, 06/15/24 (Call 05/15/24)	1,000	1,061,993
4.75%, 06/30/20	535	537,635

		5,739,601

Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	872	918,621
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,394	1,444,138
3.80%, 10/22/21	1,033	1,065,385
4.30%, 05/01/24 (Call 04/01/24)	778	841,324
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	723	745,971
3.15%, 12/15/21 (Call 09/15/21)(a)	764	785,430
3.20%, 04/16/21(a)	300	304,904
3.70%, 10/17/23 (Call 09/17/23)	974	1,051,874
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	848	901,991
JM Smucker Co. (The), 3.50%, 10/15/21	1,065	1,098,344
Kellogg Co.
2.65%, 12/01/23	37	38,323
4.00%, 12/15/20	1,033	1,047,760
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	720	736,383
3.30%, 01/15/21 (Call 12/15/20)(a)	914	925,536
3.40%, 04/15/22 (Call 01/15/22)	138	142,970
3.85%, 08/01/23 (Call 05/01/23)	232	248,384
4.00%, 02/01/24 (Call 11/01/23)(a)	354	382,917
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	175	178,893
3.15%, 08/15/24 (Call 06/15/24)	540	575,324
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	205	203,901
3.00%, 05/07/20	270	270,020
3.63%, 05/07/23 (Call 04/07/23)	1,163	1,238,237
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	676	678,442
2.60%, 10/01/20 (Call 09/01/20)	1,584	1,581,545
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	515	520,544
3.95%, 08/15/24 (Call 05/15/24)	1,068	1,167,644
4.50%, 06/15/22 (Call 03/15/22)	810	854,574

		19,949,379

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	55	67,088
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)(a)	253	268,247

		335,335

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	325	329,287

Security	Par (000)	Value

Gas (continued)
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	$810	$814,384
Series A, 2.50%, 11/15/24 (Call 10/15/24)	625	646,688
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	219	208,558
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	376	387,544

		2,386,461

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.90%, 11/01/22(a)	70	72,629

Health Care – Products — 0.7%
Abbott Laboratories
2.55%, 03/15/22(a)	250	258,206
2.95%, 03/15/25 (Call 12/15/24)	1,500	1,619,447
3.40%, 11/30/23 (Call 09/30/23)	1,225	1,330,139
Boston Scientific Corp.
3.38%, 05/15/22	170	175,957
3.45%, 03/01/24 (Call 02/01/24)	949	1,001,087
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	60	62,463
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	736	753,574
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	375	392,379
3.15%, 03/15/22	2,517	2,626,217
3.50%, 03/15/25	2,500	2,789,814
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,075	1,086,847
3.38%, 05/15/24 (Call 02/15/24)	182	196,517
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)(a)	1,492	1,565,792
4.15%, 02/01/24 (Call 11/01/23)	179	197,040
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	226	231,397

		14,286,876

Health Care – Services — 1.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,110	1,145,046
2.80%, 06/15/23 (Call 04/15/23)	681	705,782
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	1,560	1,605,723
2.50%, 11/21/20	579	582,775
2.95%, 12/01/22 (Call 11/01/22)	989	1,026,804
3.13%, 05/15/22	174	180,201
3.30%, 01/15/23	1,203	1,269,093
3.35%, 12/01/24 (Call 10/01/24)	515	551,690
3.50%, 08/15/24 (Call 05/15/24)	580	623,483
3.70%, 08/15/21 (Call 05/15/21)	945	967,751
4.35%, 08/15/20	561	565,762
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	265	259,624
HCA Inc.
4.75%, 05/01/23(a)	1,289	1,370,980
5.00%, 03/15/24	1,671	1,807,113
5.25%, 04/15/25	1,000	1,111,711
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	705	727,328
Laboratory Corp. of America Holdings
3.20%, 02/01/22	370	380,436
3.25%, 09/01/24 (Call 07/01/24)	175	186,056
3.75%, 08/23/22 (Call 05/23/22)	883	923,173
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	1,013	1,016,924
2.13%, 03/15/21	354	357,730

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
2.38%, 10/15/22	$995	$1,027,970
2.38%, 08/15/24	1,635	1,719,974
2.70%, 07/15/20(a)	1,294	1,297,845
2.75%, 02/15/23 (Call 11/15/22)	245	256,190
2.88%, 12/15/21	265	272,975
2.88%, 03/15/22 (Call 12/15/21)	1,434	1,482,994
2.88%, 03/15/23	1,078	1,136,754
3.35%, 07/15/22	435	458,925
3.38%, 11/15/21 (Call 08/15/21)	195	200,775
3.50%, 06/15/23	1,161	1,251,002
3.50%, 02/15/24	43	46,667

		26,517,256

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	870	826,242
3.63%, 01/19/22 (Call 12/19/21)	604	597,560
4.20%, 06/10/24 (Call 05/10/24)	778	740,826

		2,164,628

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	920	918,548

Household Products & Wares — 0.0%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	190	198,368
3.50%, 12/15/24 (Call 09/15/24)	35	38,043

		236,411

Insurance — 1.8%
Aflac Inc., 3.63%, 06/15/23	754	808,982
Allstate Corp. (The), 3.15%, 06/15/23	125	132,185
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	2,651	2,692,118
3.38%, 08/15/20(a)	372	374,373
4.13%, 02/15/24	1,172	1,267,584
4.88%, 06/01/22	1,465	1,560,927
6.40%, 12/15/20	729	751,128
Aon Corp.
2.20%, 11/15/22	1,000	1,019,569
5.00%, 09/30/20	535	542,255
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	766	813,014
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	676	682,435
3.00%, 05/15/22	305	320,255
4.25%, 01/15/21(a)	714	731,231
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	1,238	1,257,025
2.75%, 03/15/23 (Call 01/15/23)	2,676	2,832,564
3.40%, 01/31/22(a)	818	858,359
3.75%, 08/15/21	185	192,612
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,711	1,719,033
2.88%, 11/03/22 (Call 09/03/22)	1,382	1,439,051
3.35%, 05/15/24	146	158,171
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	1,231	1,304,190
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	968	1,004,343
Lincoln National Corp., 4.00%, 09/01/23	16	16,941
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	699	712,124
Manulife Financial Corp., 4.90%, 09/17/20	236	238,727
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	521	535,582

Security	Par (000)	Value

Insurance (continued)
3.50%, 12/29/20	$324	$328,584
3.50%, 06/03/24 (Call 03/03/24)	50	53,643
3.88%, 03/15/24 (Call 02/15/24)	2,136	2,323,950
4.80%, 07/15/21 (Call 04/15/21)	350	361,824
MetLife Inc.
3.00%, 03/01/25	500	534,306
3.05%, 12/15/22	838	873,187
3.60%, 04/10/24	582	634,645
Series D, 4.37%, 09/15/23(a)	780	856,044
Prudential Financial Inc.
3.50%, 05/15/24.	1,295	1,408,588
4.50%, 11/15/20	646	657,502
5.38%, 06/21/20	495	497,949
Travelers Companies Inc. (The), 3.90%, 11/01/20	985	999,962
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,104	1,172,714

		34,667,676

Internet — 1.0%
Alphabet Inc.
3.38%, 02/25/24	1,118	1,226,929
3.63%, 05/19/21(a)	545	560,988
Amazon.com Inc.
1.90%, 08/21/20.	1,962	1,970,899
2.40%, 02/22/23 (Call 01/22/23)	2,056	2,158,430
2.50%, 11/29/22 (Call 08/29/22)	665	692,934
2.80%, 08/22/24 (Call 06/22/24)	2,536	2,722,287
3.80%, 12/05/24 (Call 09/05/24)	1,000	1,124,450
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	695	700,828
4.10%, 04/13/25 (Call 03/13/25)	1,000	1,063,669
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	500	496,974
2.15%, 06/05/20	320	320,054
2.60%, 07/15/22 (Call 04/15/22)	1,306	1,338,723
2.75%, 01/30/23 (Call 12/30/22)	964	992,436
2.88%, 08/01/21 (Call 06/01/21)	912	926,254
3.25%, 10/15/20 (Call 07/15/20)	467	469,076
3.45%, 08/01/24 (Call 05/01/24)(a)	601	643,551
3.80%, 03/09/22 (Call 02/09/22)	230	239,456
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)(a)	373	367,688
5.95%, 08/15/20	540	542,025

		18,557,651

Iron & Steel — 0.1%
ArcelorMittal SA, 3.60%, 07/16/24(a)	225	214,118
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	575	615,451
4.13%, 09/15/22 (Call 06/15/22)(a)	365	384,497
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 05/29/20)(a)	275	280,961

		1,495,027

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	1,300	1,245,276
Marriott International Inc./MD
2.13%, 10/03/22	255	239,171
2.30%, 01/15/22 (Call 12/15/21)	628	602,880
3.60%, 04/15/24 (Call 03/15/24)	775	754,982

		2,842,309

Machinery — 1.7%
ABB Finance USA Inc., 2.88%, 05/08/22	1,350	1,393,273

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
1.70%, 08/09/21	$738	$743,386
1.85%, 09/04/20(a)	890	891,847
1.90%, 09/06/22	329	334,569
1.95%, 11/18/22	79	80,511
2.15%, 11/08/24(a)	1,110	1,145,459
2.40%, 06/06/22	945	970,195
2.55%, 11/29/22	799	822,284
2.85%, 06/01/22(a)	95	98,226
2.85%, 05/17/24	970	1,022,752
2.95%, 05/15/20	60	60,031
2.95%, 02/26/22	1,521	1,570,246
3.15%, 09/07/21	573	588,014
3.45%, 05/15/23	684	731,455
3.65%, 12/07/23	844	915,663
Series I, 2.65%, 05/17/21	111	112,816
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	105	107,926
3.40%, 05/15/24 (Call 02/15/24)	1,235	1,336,594
3.90%, 05/27/21	1,876	1,933,441
CNH Industrial Capital LLC
4.20%, 01/15/24	218	227,491
4.38%, 11/06/20(a)	56	55,913
4.38%, 04/05/22	381	390,244
4.88%, 04/01/21	1,180	1,189,090
CNH Industrial NV, 4.50%, 08/15/23	602	617,576
Deere &Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	1,654	1,696,773
John Deere Capital Corp.
1.95%, 06/22/20	169	169,146
2.05%, 01/09/25	579	598,111
2.15%, 09/08/22(a)	1,053	1,068,630
2.35%, 01/08/21(a)	578	583,018
2.38%, 07/14/20(a)	371	371,918
2.55%, 01/08/21	711	719,141
2.60%, 03/07/24	479	501,527
2.65%, 01/06/22	780	799,131
2.65%, 06/24/24	740	775,602
2.70%, 01/06/23	150	155,030
2.75%, 03/15/22	511	523,726
2.80%, 03/04/21	680	690,674
2.80%, 01/27/23	81	84,762
2.80%, 03/06/23	1,135	1,191,162
3.13%, 09/10/21	689	708,191
3.15%, 10/15/21	494	507,539
3.20%, 01/10/22	826	855,181
3.35%, 06/12/24	375	403,337
3.45%, 03/13/25	1,000	1,091,645
3.65%, 10/12/23	110	119,256
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	1,280	1,301,930
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	756	756,790
Xylem Inc./NY, 4.88%, 10/01/21	125	131,332

		33,142,554

Manufacturing — 0.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	130	131,134
1.75%, 02/14/23 (Call 01/14/23)	25	25,528
2.00%, 08/07/20	50	50,093
2.00%, 06/26/22	997	1,008,741
2.25%, 03/15/23 (Call 02/15/23)(a)	784	816,284

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 02/14/24 (Call 01/14/24)	$1,300	$1,403,168
Eaton Corp., 2.75%, 11/02/22	1,625	1,681,921
General Electric Co.
2.70%, 10/09/22	1,608	1,616,331
3.10%, 01/09/23	1,550	1,571,094
3.15%, 09/07/22	735	748,901
3.38%, 03/11/24	52	53,685
3.45%, 05/15/24 (Call 02/13/24)	846	869,243
4.38%, 09/16/20	1,004	1,011,897
4.63%, 01/07/21(a)	1,990	2,007,060
4.65%, 10/17/21	1,816	1,880,243
5.30%, 02/11/21(a)	321	328,385
5.55%, 05/04/20	205	205,000
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	21	22,857
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	405	435,835
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	373	379,720
3.30%, 11/21/24 (Call 08/21/24)	463	487,324

		16,734,444

Media — 2.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,503	1,505,025
4.46%, 07/23/22 (Call 05/23/22)	2,494	2,623,904
4.50%, 02/01/24 (Call 01/01/24)	1,649	1,787,561
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	1,146	1,387,301
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)(a)	620	631,260
2.75%, 03/01/23 (Call 02/01/23)(a)	955	1,003,489
2.85%, 01/15/23(a)	1,385	1,453,143
3.00%, 02/01/24 (Call 01/01/24)	1,185	1,265,162
3.10%, 04/01/25 (Call 03/01/25)	160	172,767
3.13%, 07/15/22	961	1,011,455
3.38%, 02/15/25 (Call 11/15/24)	1,000	1,089,292
3.60%, 03/01/24	2,177	2,369,564
3.70%, 04/15/24 (Call 03/15/24)	1,935	2,115,970
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/29/20)	525	525,059
2.95%, 03/20/23 (Call 02/20/23)	1,400	1,440,509
3.30%, 05/15/22	127	130,137
4.38%, 06/15/21	701	718,025
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	500	530,636
3.67%, 01/25/22	975	1,010,726
4.03%, 01/25/24 (Call 12/25/23)	1,072	1,156,715
NBCUniversal Media LLC, 2.88%, 01/15/23(a)	939	989,192
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	95	101,394
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,098	1,117,955
4.13%, 02/15/21 (Call 11/15/20)	1,429	1,442,778
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	148	170,843
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	320	320,186
2.15%, 09/17/20	387	388,462
2.30%, 02/12/21(a)	1,025	1,033,792
2.35%, 12/01/22	1,389	1,436,119
2.45%, 03/04/22	1,525	1,564,240
2.75%, 08/16/21	410	419,164
3.75%, 06/01/21	25	25,733

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
ViacomCBS Inc.
3.38%, 03/01/22 (Call 12/01/21)	$983	$1,000,842
3.50%, 01/15/25 (Call 10/15/24)(a)	500	504,704
3.70%, 08/15/24 (Call 05/15/24)	268	272,417
3.88%, 12/15/21	820	846,039
4.25%, 09/01/23 (Call 06/01/23)	1,262	1,324,967
4.50%, 03/01/21	228	235,720
Walt Disney Co. (The)
1.65%, 09/01/22	355	359,667
1.75%, 08/30/24 (Call 07/30/24)	1,729	1,752,599
3.00%, 09/15/22	575	601,122
3.70%, 09/15/24 (Call 06/15/24)	1,000	1,091,731
4.50%, 02/15/21	988	1,012,591

		41,939,957

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,124	1,126,251
2.50%, 01/15/23 (Call 10/15/22)	596	616,653

		1,742,904

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,300	1,345,792
3.25%, 11/21/21	105	108,034
3.85%, 09/30/23	120	128,761
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	105	107,166
5.95%, 03/15/24 (Call 12/15/23)	650	713,537
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	105	108,071

		2,511,361

Oil &Gas — 4.6%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	189	189,615
2.52%, 09/19/22 (Call 08/19/22)	985	1,001,549
2.75%, 05/10/23	783	801,359
3.22%, 11/28/23 (Call 09/28/23)	1,041	1,085,178
3.22%, 04/14/24 (Call 02/14/24)	1,003	1,044,121
3.25%, 05/06/22	1,512	1,554,507
3.79%, 02/06/24 (Call 01/06/24)	1,288	1,364,864
4.50%, 10/01/20	1,606	1,624,871
4.74%, 03/11/21	1,040	1,068,032
BP Capital Markets PLC
2.50%, 11/06/22	756	769,059
3.06%, 03/17/22	132	135,522
3.51%, 03/17/25	1,000	1,062,854
3.54%, 11/04/24	567	600,827
3.56%, 11/01/21	2,462	2,521,564
3.81%, 02/10/24	1,300	1,378,730
3.99%, 09/26/23	404	432,134
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	2,123	2,043,971
3.45%, 11/15/21 (Call 08/15/21)	477	476,165
3.80%, 04/15/24 (Call 01/15/24)	288	278,654
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	1,740	1,759,383
2.36%, 12/05/22 (Call 09/05/22)	1,842	1,900,167
2.41%, 03/03/22 (Call 01/03/22)	650	664,083
2.42%, 11/17/20 (Call 10/17/20)	986	992,380
2.43%, 06/24/20 (Call 05/29/20)	575	575,967
2.50%, 03/03/22 (Call 02/03/22)	1,078	1,110,974

Security	Par (000)	Value

Oil &Gas (continued)
2.57%, 05/16/23 (Call 03/16/23)	$1,687	$1,757,345
2.90%, 03/03/24 (Call 01/03/24)	430	456,462
3.19%, 06/24/23 (Call 03/24/23)	2,605	2,755,633
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	775	706,645
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	947	862,825
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,490	1,522,076
3.15%, 04/01/25 (Call 01/01/25)	1,000	1,050,790
4.10%, 02/01/21	1,094	1,113,619
4.40%, 06/01/20	150	150,246
Equinor ASA
2.45%, 01/17/23	867	888,985
2.65%, 01/15/24	1,280	1,321,730
2.75%, 11/10/21	144	147,576
2.88%, 04/06/25 (Call 03/06/25)	1,500	1,571,077
2.90%, 11/08/20	166	167,325
3.15%, 01/23/22	628	645,378
3.70%, 03/01/24	1,150	1,231,104
Exxon Mobil Corp.
1.90%, 08/16/22	295	301,498
2.02%, 08/16/24 (Call 07/16/24)(a)	1,693	1,732,987
2.22%, 03/01/21 (Call 02/01/21)	4,093	4,126,331
2.40%, 03/06/22 (Call 01/06/22)	440	450,167
2.73%, 03/01/23 (Call 01/01/23)	855	887,006
2.99%, 03/19/25 (Call 02/19/25)	3,000	3,202,646
3.18%, 03/15/24 (Call 12/15/23)	402	427,686
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	375	358,022
4.00%, 04/15/24 (Call 01/15/24)	500	450,433
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	520	487,534
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,073	1,074,684
3.63%, 09/15/24 (Call 06/15/24)	759	729,984
4.50%, 05/01/23 (Call 04/01/23)	605	603,753
4.70%, 05/01/25 (Call 04/01/25)	330	329,075
4.75%, 12/15/23 (Call 10/15/23)	552	562,325
5.13%, 03/01/21	819	836,289
Newfield Exploration Co.
5.63%, 07/01/24	828	592,611
5.75%, 01/30/22	330	288,888
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	726	646,176
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	455	412,913
Phillips 66, 4.30%, 04/01/22	1,756	1,828,315
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	232	232,697
3.95%, 07/15/22 (Call 04/15/22)	616	622,755
Shell International Finance BV
1.75%, 09/12/21	460	462,781
1.88%, 05/10/21	1,990	2,001,290
2.00%, 11/07/24 (Call 10/07/24)	767	773,798
2.13%, 05/11/20	1,477	1,477,192
2.25%, 11/10/20	1,352	1,360,003
2.25%, 01/06/23(a)	1,239	1,261,961
2.38%, 08/21/22	857	875,642
2.38%, 04/06/25 (Call 03/06/25)	1,500	1,546,932
3.40%, 08/12/23	1,021	1,080,814
3.50%, 11/13/23 (Call 10/13/23)	988	1,047,157
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	540	551,342
Total Capital Canada Ltd., 2.75%, 07/15/23	1,373	1,421,498

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	$250	$252,181
2.43%, 01/10/25 (Call 10/10/24)	1,000	1,030,004
2.70%, 01/25/23	697	718,235
2.75%, 06/19/21	1,549	1,571,161
2.88%, 02/17/22	1,090	1,116,481
3.70%, 01/15/24	572	611,621
3.75%, 04/10/24	1,296	1,394,187
Total Capital SA
4.13%, 01/28/21	431	439,740
4.45%, 06/24/20	2,927	2,940,472
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	1,000	990,697

		88,895,310

Oil &Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,426	1,431,361
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	83	82,575
3.50%, 08/01/23 (Call 05/01/23)	1,007	992,550
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,191	1,211,690

		3,718,176

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)(a)	205	223,776
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	290	294,054

		517,830

Pharmaceuticals — 7.0%
AbbVie Inc.
2.15%, 11/19/21(b)	1,486	1,505,712
2.30%, 05/14/21 (Call 04/14/21)	2,980	3,007,526
2.30%, 11/21/22(b)	755	770,902
2.50%, 05/14/20	2,282	2,282,844
2.60%, 11/21/24 (Call 10/21/24)(b)	4,475	4,644,061
2.85%, 05/14/23 (Call 03/14/23)	1,700	1,774,247
2.90%, 11/06/22	2,559	2,660,827
3.20%, 11/06/22 (Call 09/06/22)	1,162	1,211,182
3.38%, 11/14/21	743	767,673
3.75%, 11/14/23 (Call 10/14/23)(a)	1,867	2,010,488
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	1,534	1,575,924
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,172	2,228,444
3.85%, 06/15/24 (Call 03/15/24)	1,025	1,094,940
Allergan Inc./U.S., 3.38%, 09/15/20	86	86,063
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	117	122,368
3.50%, 11/15/21 (Call 08/15/21)	340	348,002
AstraZeneca PLC
2.38%, 11/16/20	1,084	1,090,472
2.38%, 06/12/22 (Call 05/12/22)	733	750,337
3.50%, 08/17/23 (Call 07/17/23)(a)	1,184	1,267,797
Becton Dickinson and Co.
2.40%, 06/05/20	330	329,886
2.89%, 06/06/22 (Call 05/06/22)	2,222	2,274,454
3.13%, 11/08/21	90	91,669
3.25%, 11/12/20	195	195,721
3.36%, 06/06/24 (Call 04/06/24)	1,815	1,922,983
3.73%, 12/15/24 (Call 09/15/24)	1,367	1,471,913

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$819	$837,081
2.60%, 05/16/22(b)	1,063	1,098,625
2.75%, 02/15/23 (Call 01/15/23)(b)	1,173	1,225,243
2.90%, 07/26/24 (Call 06/26/24)(b)	3,711	3,955,312
3.25%, 08/15/22(b)	415	435,723
3.25%, 02/20/23 (Call 01/20/23)(b)	795	840,634
3.25%, 11/01/23(a)	33	35,334
3.55%, 08/15/22(a)(b)	928	980,321
3.63%, 05/15/24 (Call 02/15/24)(b)	1,350	1,466,913
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	2,160	2,191,291
3.08%, 06/15/24 (Call 04/15/24)	94	96,793
3.20%, 03/15/23(a)	860	889,494
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	475	493,752
3.20%, 09/17/20	474	476,953
3.25%, 04/15/25 (Call 01/15/25)(b)	1,000	1,068,424
3.40%, 09/17/21.	2,187	2,250,310
3.50%, 06/15/24 (Call 03/17/24)(b)	259	276,631
3.75%, 07/15/23 (Call 06/15/23)	1,972	2,102,918
3.90%, 02/15/22(b)	1,088	1,133,199
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,999	2,015,285
2.63%, 08/15/24 (Call 07/15/24)	2,810	2,918,066
2.75%, 12/01/22 (Call 09/01/22)	1,385	1,430,781
2.80%, 07/20/20 (Call 06/20/20)	2,298	2,300,646
3.35%, 03/09/21.	1,378	1,399,803
3.38%, 08/12/24 (Call 05/12/24)	168	178,859
3.50%, 07/20/22 (Call 05/20/22)	808	840,831
3.70%, 03/09/23 (Call 02/09/23)	5,854	6,199,389
4.00%, 12/05/23 (Call 09/05/23)	145	156,552
4.10%, 03/25/25 (Call 01/25/25)	5,500	6,054,724
Eli Lilly & Co., 2.35%, 05/15/22	600	618,900
Express Scripts Holding Co., 2.60%, 11/30/20	465	467,514
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	1,300	1,372,805
3.38%, 05/15/23.	1,800	1,919,658
GlaxoSmithKline Capital PLC
2.85%, 05/08/22.	1,378	1,430,189
2.88%, 06/01/22 (Call 05/01/22)	189	196,324
3.00%, 06/01/24 (Call 05/01/24)	1,421	1,520,654
3.13%, 05/14/21	745	762,554
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	1,642	1,657,858
1.95%, 11/10/20	221	222,573
2.05%, 03/01/23 (Call 01/01/23)(a)	550	570,741
2.25%, 03/03/22 (Call 02/03/22)	1,026	1,056,309
2.63%, 01/15/25 (Call 11/15/24)	212	228,668
2.95%, 09/01/20(a)	633	637,941
3.38%, 12/05/23	357	394,647
McKesson Corp.
3.65%, 11/30/20	190	191,607
3.80%, 03/15/24 (Call 12/15/23)(a)	1,403	1,500,786
Mead Johnson Nutrition Co., 3.00%, 11/15/20	372	375,207
Merck &Co. Inc.
2.35%, 02/10/22.	1,679	1,726,110
2.40%, 09/15/22 (Call 06/15/22)	180	186,461
2.75%, 02/10/25 (Call 11/10/24)	2,580	2,786,924
2.80%, 05/18/23(a)	2,215	2,356,789

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 03/07/24 (Call 02/07/24)	$1,075	$1,155,269
3.88%, 01/15/21 (Call 10/15/20)(a)	171	173,357
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	63	65,698
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	2,563	2,587,002
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,550	1,592,726
2.40%, 05/17/22 (Call 04/17/22)(a)	973	1,002,002
2.40%, 09/21/22	1,475	1,528,338
3.40%, 05/06/24	2,095	2,285,302
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	700	718,959
Pfizer Inc.
1.95%, 06/03/21(a)	943	957,361
2.20%, 12/15/21	1,629	1,665,022
2.80%, 03/11/22	486	503,900
2.95%, 03/15/24 (Call 02/15/24)(a)	1,245	1,341,401
3.00%, 09/15/21(a)	285	293,434
3.00%, 06/15/23	1,013	1,082,246
3.20%, 09/15/23 (Call 08/15/23)	1,137	1,230,199
3.40%, 05/15/24	752	824,430
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	1,610	1,719,533
4.00%, 03/29/21	1,539	1,580,430
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	3,049	3,095,317
2.88%, 09/23/23 (Call 07/23/23)	1,884	1,958,208
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	595	618,038
4.40%, 11/26/23 (Call 10/26/23)	2,103	2,301,453
Wyeth LLC, 6.45%, 02/01/24	46	54,723
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,230	1,283,451
3.45%, 11/13/20 (Call 10/13/20)	345	347,598

		134,982,938

Pipelines — 2.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	318	281,457
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	1,219	1,305,061
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/29/20)	1,200	1,199,563
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	410	320,159
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	175	177,477
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	815	798,833
2.90%, 07/15/22 (Call 06/15/22)	645	653,165
3.50%, 06/10/24 (Call 03/10/24)	343	351,453
4.00%, 10/01/23 (Call 07/01/23)	497	512,383
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,099	1,066,590
4.25%, 03/15/23 (Call 12/15/22)	368	364,780
4.50%, 04/15/24 (Call 03/15/24)	848	841,999
4.65%, 06/01/21 (Call 03/01/21)	885	887,428
5.20%, 02/01/22 (Call 11/01/21)	1,959	1,965,813
5.88%, 01/15/24 (Call 10/15/23)	932	965,154
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	608	597,414
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	881	875,017

Security	Par (000)	Value

Pipelines (continued)
5.00%, 10/01/22 (Call 07/01/22)	$100	$100,102
5.88%, 03/01/22 (Call 12/01/21)	390	396,873
Enterprise Products Operating LLC
2.80%, 02/15/21	839	843,766
2.85%, 04/15/21 (Call 03/15/21)	766	767,205
3.35%, 03/15/23 (Call 12/15/22)	1,520	1,573,262
3.50%, 02/01/22	756	775,107
3.75%, 02/15/25 (Call 11/15/24)	1,250	1,326,920
3.90%, 02/15/24 (Call 11/15/23)	528	557,984
4.05%, 02/15/22	103	106,434
5.20%, 09/01/20.	1,054	1,063,783
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	101,979
3.50%, 03/01/21 (Call 01/01/21)	1,325	1,326,322
3.50%, 09/01/23 (Call 06/01/23)	53	54,290
3.95%, 09/01/22 (Call 06/01/22)	1,396	1,445,630
4.15%, 02/01/24 (Call 11/01/23)	582	611,688
4.25%, 09/01/24 (Call 06/01/24)	825	872,762
4.30%, 05/01/24 (Call 02/01/24)	843	889,310
5.00%, 10/01/21 (Call 07/01/21)	105	107,420
5.30%, 09/15/20	602	606,762
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	1,495	1,521,731
Magellan Midstream Partners LP, 4.25%, 02/01/21	513	516,652
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	819	812,994
4.50%, 07/15/23 (Call 04/15/23)	803	803,261
4.88%, 12/01/24 (Call 09/01/24)	1,539	1,519,899
5.25%, 01/15/25 (Call 01/15/21)(b)	574	568,016
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	325	289,600
4.25%, 02/01/22 (Call 11/01/21)	165	164,671
7.50%, 09/01/23 (Call 06/01/23)	916	957,596
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,683	1,632,329
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	816	764,136
3.65%, 06/01/22 (Call 03/01/22)	960	929,437
3.85%, 10/15/23 (Call 07/15/23)	431	411,678
5.00%, 02/01/21 (Call 11/01/20)	135	134,320
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	1,370	1,370,000
5.63%, 04/15/23 (Call 01/15/23)	1,373	1,432,314
5.75%, 05/15/24 (Call 02/15/24)	1,842	1,918,985
6.25%, 03/15/22 (Call 12/15/21)	960	990,547
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,040	1,103,096
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	55	54,315
4.40%, 04/01/21 (Call 03/01/21)	361	359,500
TransCanada PipeLines Ltd.
2.50%, 08/01/22	980	991,745
3.75%, 10/16/23 (Call 07/16/23)	250	260,646
3.80%, 10/01/20.	1,197	1,205,229
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	859	860,418
3.60%, 03/15/22 (Call 01/15/22)	1,581	1,606,054
3.70%, 01/15/23 (Call 10/15/22)	1,300	1,311,467
3.90%, 01/15/25 (Call 10/15/24)	825	832,476
4.00%, 11/15/21 (Call 08/15/21)	145	146,938
4.13%, 11/15/20 (Call 08/15/20)	205	205,662
4.30%, 03/04/24 (Call 12/04/23)	1,040	1,065,592

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 11/15/23 (Call 08/15/23)	$70	$72,462
4.55%, 06/24/24 (Call 03/24/24)	1,385	1,439,098

		54,944,209

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	585	620,942

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	360	377,546
4.00%, 01/15/24 (Call 12/15/23)	711	759,396
American Tower Corp.
2.25%, 01/15/22	305	308,922
2.80%, 06/01/20 (Call 05/11/20)	1,048	1,046,937
3.00%, 06/15/23	595	623,362
3.30%, 02/15/21 (Call 01/15/21)	536	542,206
3.38%, 05/15/24 (Call 04/15/24)	413	439,802
3.45%, 09/15/21	337	346,370
3.50%, 01/31/23(a)	2,016	2,121,635
4.70%, 03/15/22	1,035	1,099,199
5.00%, 02/15/24(a)	1,030	1,148,357
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,340	1,379,412
3.20%, 01/15/25 (Call 10/15/24)(a)	500	516,268
3.80%, 02/01/24 (Call 11/01/23)(a)	155	162,415
3.85%, 02/01/23 (Call 11/01/22)	1,047	1,098,602
4.13%, 05/15/21 (Call 02/15/21)	1,031	1,048,096
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	340	338,238
3.85%, 02/01/25 (Call 11/01/24)	40	39,998
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,723	1,828,693
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	989	998,739
3.15%, 07/15/23 (Call 06/15/23)	280	292,894
3.20%, 09/01/24 (Call 07/01/24)	296	313,777
3.40%, 02/15/21 (Call 01/15/21)	1,429	1,442,358
4.88%, 04/15/22	600	638,290
5.25%, 01/15/23	1,713	1,871,903
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	525	517,483
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	905	938,086
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	915	939,944
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	353	365,058
4.63%, 12/15/21 (Call 09/15/21)	960	998,814
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	85	82,880
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,169	1,208,663
4.25%, 11/15/23 (Call 08/15/23)	428	442,577
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	848	849,372
3.40%, 11/01/22 (Call 09/01/22)(a)	249	253,059
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	326	322,957
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	565	613,601
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	628	642,680

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	$910	$931,588
4.65%, 08/01/23 (Call 05/01/23)	286	303,555
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	690	581,113
4.50%, 06/15/23 (Call 12/15/22)	463	401,866
5.00%, 08/15/22 (Call 02/15/22)	310	283,641
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,266	1,192,562
2.35%, 01/30/22 (Call 10/30/21)	770	768,897
2.50%, 09/01/20 (Call 06/01/20)	175	174,918
2.50%, 07/15/21 (Call 04/15/21)	295	296,632
2.63%, 06/15/22 (Call 03/15/22)	476	474,601
2.75%, 06/01/23 (Call 03/01/23)	1,565	1,534,107
3.38%, 10/01/24 (Call 07/01/24)	605	602,044
3.75%, 02/01/24 (Call 11/01/23)	222	224,224
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	745	738,797
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	748	755,802
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	436	432,791
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	711	717,862
3.75%, 03/15/23 (Call 12/15/22)	605	615,640
3.95%, 09/01/23 (Call 08/01/23)	534	549,866
Weyerhaeuser Co., 4.63%, 09/15/23	45	48,010

		40,587,105

Retail — 2.6%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	250	258,441
3.63%, 04/15/25 (Call 03/15/25)	500	535,622
3.70%, 04/15/22 (Call 01/15/22)	307	316,221
4.00%, 11/15/20 (Call 08/15/20)	80	80,449
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	229	232,178
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	438	445,277
2.25%, 02/15/22	89	91,705
2.30%, 05/18/22 (Call 04/18/22)	1,164	1,200,466
2.75%, 05/18/24 (Call 03/18/24)	992	1,061,514
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	1,140	1,206,096
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,287	1,349,487
Home Depot Inc. (The)
1.80%, 06/05/20	281	281,237
2.00%, 04/01/21 (Call 03/01/21)(a)	3,028	3,055,736
2.63%, 06/01/22 (Call 05/01/22)	2,270	2,365,860
2.70%, 04/01/23 (Call 01/01/23)	1,237	1,307,219
3.25%, 03/01/22	560	587,636
3.75%, 02/15/24 (Call 11/15/23)	270	296,853
4.40%, 04/01/21 (Call 01/01/21)(a)	195	199,939
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	674	694,715
3.75%, 04/15/21 (Call 01/15/21)(a)	205	208,476
3.80%, 11/15/21 (Call 08/15/21)(a)	130	134,411
3.88%, 09/15/23 (Call 06/15/23)(a)	685	739,850
4.00%, 04/15/25 (Call 03/15/25)	1,000	1,109,183
McDonald’s Corp.
2.20%, 05/26/20.	1,040	1,040,832
2.63%, 01/15/22	460	471,356
2.75%, 12/09/20 (Call 11/09/20)	897	905,749
3.30%, 07/01/25 (Call 06/01/25)	180	196,559

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.35%, 04/01/23 (Call 03/01/23)	$1,365	$1,454,826
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	80	77,631
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	88	88,688
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	1,055	1,064,461
2.20%, 11/22/20	796	800,124
2.70%, 06/15/22 (Call 04/15/22)(a)	707	727,942
3.10%, 03/01/23 (Call 02/01/23)	1,680	1,752,217
3.85%, 10/01/23 (Call 07/01/23)	25	26,850
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,700	1,790,674
2.90%, 01/15/22	665	691,485
3.50%, 07/01/24	940	1,036,747
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	804	824,886
2.75%, 06/15/21 (Call 04/15/21)	77	77,990
Walgreen Co., 3.10%, 09/15/22	943	969,997
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)(a)	1,913	1,948,049
3.80%, 11/18/24 (Call 08/18/24)	1,891	2,010,554
Walmart Inc.
1.90%, 12/15/20	1,147	1,155,442
2.35%, 12/15/22 (Call 11/15/22)(a)	895	932,872
2.55%, 04/11/23 (Call 01/11/23)	1,609	1,687,965
2.65%, 12/15/24 (Call 10/15/24)	2,030	2,176,026
2.85%, 06/23/20(a)	195	195,596
2.85%, 07/08/24 (Call 06/08/24)	1,256	1,348,289
3.13%, 06/23/21	1,704	1,749,858
3.25%, 10/25/20(a)	85	86,065
3.30%, 04/22/24 (Call 01/22/24)	1,167	1,270,893
3.40%, 06/26/23 (Call 05/26/23)	3,640	3,935,204
3.63%, 07/08/20	810	814,260
4.25%, 04/15/21(a)	40	41,360

		51,110,018

Semiconductors — 2.3%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(a)	50	51,773
3.13%, 12/05/23 (Call 10/05/23)(a)	414	433,521
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	818	822,316
4.30%, 06/15/21	828	859,933
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	2,445	2,440,906
2.65%, 01/15/23 (Call 12/15/22)	1,482	1,506,281
3.13%, 01/15/25 (Call 11/15/24)	710	728,676
3.63%, 01/15/24 (Call 11/15/23)	2,397	2,496,156
Broadcom Inc.
3.13%, 04/15/21(b)	60	60,399
3.13%, 10/15/22(b)	2,328	2,408,744
3.63%, 10/15/24 (Call 09/15/24)(b)	1,703	1,789,696
4.70%, 04/15/25 (Call 03/15/25)(b)	1,500	1,653,515
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	564	568,109
1.85%, 05/11/20	799	799,104
2.35%, 05/11/22 (Call 04/11/22)	1,590	1,636,730
2.45%, 07/29/20	2,107	2,116,210
2.70%, 12/15/22	2,556	2,678,932
2.88%, 05/11/24 (Call 03/11/24)	1,275	1,362,552
3.10%, 07/29/22	20	21,051
3.30%, 10/01/21	2,293	2,374,789

Security	Par (000)	Value

Semiconductors (continued)
3.40%, 03/25/25 (Call 02/25/25)	$1,500	$1,658,562
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,495	1,659,029
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)(a)	1,034	1,053,638
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	75	77,816
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	125	129,546
Microchip Technology Inc.
3.92%, 06/01/21	305	309,368
4.33%, 06/01/23 (Call 05/01/23)	980	1,013,796
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	403	431,076
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	1,446	1,471,415
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	686	742,831
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	65	65,709
QUALCOMM Inc.
2.25%, 05/20/20.	1,101	1,101,624
2.60%, 01/30/23 (Call 12/30/22)	2,581	2,687,890
2.90%, 05/20/24 (Call 03/20/24)	1,468	1,561,839
3.00%, 05/20/22(a)	1,416	1,473,814
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	105	107,267
2.25%, 05/01/23 (Call 02/01/23)	105	109,483
2.75%, 03/12/21 (Call 02/12/21)	942	956,088
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)(a)	511	535,797
3.00%, 03/15/21	390	395,099

		44,351,080

Software — 2.8%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	827	838,118
Adobe Inc.
1.70%, 02/01/23	210	215,089
1.90%, 02/01/25 (Call 01/01/25)	205	213,511
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)(a)	250	264,141
Fiserv Inc.
2.70%, 06/01/20 (Call 05/29/20)	805	805,824
2.75%, 07/01/24 (Call 06/01/24)	2,042	2,130,336
3.50%, 10/01/22 (Call 07/01/22)	230	240,796
3.80%, 10/01/23 (Call 09/01/23)	731	790,162
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	2,485	2,513,565
2.00%, 11/03/20 (Call 10/03/20)(a)	1,078	1,086,013
2.00%, 08/08/23 (Call 06/08/23)	1,796	1,869,488
2.13%, 11/15/22(a)	323	337,497
2.38%, 02/12/22 (Call 01/12/22)	1,922	1,982,206
2.38%, 05/01/23 (Call 02/01/23)	1,722	1,802,204
2.40%, 02/06/22 (Call 01/06/22)	1,856	1,909,895
2.65%, 11/03/22 (Call 09/03/22)	871	912,401
2.70%, 02/12/25 (Call 11/12/24)(a)	3,000	3,242,445
2.88%, 02/06/24 (Call 12/06/23)(a)	2,264	2,436,866
3.00%, 10/01/20(a)	316	319,033
3.63%, 12/15/23 (Call 09/15/23)	1,520	1,663,256
4.00%, 02/08/21	20	20,528
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	3,583	3,630,296
2.40%, 09/15/23 (Call 07/15/23)(a)	2,706	2,831,118
2.50%, 05/15/22 (Call 03/15/22)	2,955	3,040,134
2.50%, 10/15/22(a)	1,704	1,767,987

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.50%, 04/01/25 (Call 03/01/25)	$3,000	$3,147,519
2.63%, 02/15/23 (Call 01/15/23)(a)	1,246	1,300,735
2.80%, 07/08/21(a)	2,091	2,135,157
2.95%, 11/15/24 (Call 09/15/24)	2,163	2,318,455
3.40%, 07/08/24 (Call 04/08/24)(a)	2,048	2,216,006
3.63%, 07/15/23(a)	1,126	1,214,615
3.88%, 07/15/20	1,099	1,105,930
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	984	1,046,297
VMware Inc.
2.30%, 08/21/20	1,318	1,318,713
2.95%, 08/21/22 (Call 07/21/22)	1,393	1,413,872

		54,080,208

Telecommunications — 2.8%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	1,156	1,157,084
2.63%, 12/01/22 (Call 09/01/22)	445	455,261
2.80%, 02/17/21 (Call 01/17/21)(a)	1,932	1,950,519
3.00%, 02/15/22	2,472	2,539,149
3.00%, 06/30/22 (Call 04/30/22)	2,543	2,622,107
3.20%, 03/01/22 (Call 02/01/22)	1,589	1,644,219
3.55%, 06/01/24 (Call 03/01/24)	901	953,617
3.60%, 02/17/23 (Call 12/17/22)	1,150	1,209,088
3.80%, 03/15/22	1,608	1,677,757
3.80%, 03/01/24 (Call 01/01/24)	976	1,042,575
3.88%, 08/15/21	1,219	1,256,957
3.90%, 03/11/24 (Call 12/11/23)	57	61,046
3.95%, 01/15/25 (Call 10/15/24)	1,056	1,138,353
4.45%, 05/15/21	520	536,184
4.45%, 04/01/24 (Call 01/01/24)	1,027	1,116,822
4.60%, 02/15/21 (Call 11/15/20)	1,014	1,032,662
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	464	504,225
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	2,154	2,189,898
2.20%, 02/28/21(a)	2,940	2,975,507
2.20%, 09/20/23 (Call 07/20/23)(a)	1,057	1,098,449
2.45%, 06/15/20	729	730,401
2.60%, 02/28/23	35	36,668
3.00%, 06/15/22	247	258,014
3.63%, 03/04/24	757	833,815
Juniper Networks Inc., 4.50%, 03/15/24	206	218,725
Motorola Solutions Inc.
3.50%, 03/01/23	196	201,002
3.75%, 05/15/22	890	923,092
4.00%, 09/01/24	579	618,085
Orange SA, 4.13%, 09/14/21	549	572,006
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	150	157,593
4.10%, 10/01/23 (Call 07/01/23)(a)	707	770,283
Telefonica Emisiones SA
4.57%, 04/27/23	625	675,071
5.46%, 02/16/21	1,144	1,178,287
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	2,470	2,616,194
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	1,193	1,233,861
2.95%, 03/15/22	1,564	1,625,535
3.13%, 03/16/22	1,816	1,891,190
3.38%, 02/15/25	3,050	3,319,888
3.45%, 03/15/21	410	418,596
3.50%, 11/01/24 (Call 08/01/24)	1,326	1,445,631

Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.15%, 03/15/24 (Call 12/15/23)	$47	$51,926
4.60%, 04/01/21	605	624,658
5.15%, 09/15/23.	4,334	4,924,313
Vodafone Group PLC
2.50%, 09/26/22	35	35,934
2.95%, 02/19/23	100	104,784
3.75%, 01/16/24.	2,318	2,500,985

		55,128,016

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	400	400,097

Transportation — 1.0%
Burlington Northern SantaFe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,636	1,713,432
3.05%, 03/15/22 (Call 12/15/21)	250	257,700
3.05%, 09/01/22 (Call 06/01/22)	545	567,936
3.40%, 09/01/24 (Call 06/01/24)	218	236,944
3.75%, 04/01/24 (Call 01/01/24)(a)	30	32,705
3.85%, 09/01/23 (Call 06/01/23)(a)	200	217,031
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	629	675,240
3.70%, 11/01/23 (Call 08/01/23)	16	17,173
FedEx Corp.
2.63%, 08/01/22	595	608,423
3.20%, 02/01/25	516	537,775
3.40%, 01/14/22	278	286,749
4.00%, 01/15/24(a)	970	1,037,909
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	867	889,991
3.00%, 04/01/22 (Call 01/01/22)	927	955,309
3.25%, 12/01/21 (Call 09/01/21)	155	159,080
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	550	538,723
2.88%, 06/01/22 (Call 05/01/22)	108	107,965
3.65%, 03/18/24 (Call 02/18/24)(a)	548	565,150
Union Pacific Corp.
2.95%, 03/01/22(a)	188	194,774
3.15%, 03/01/24 (Call 02/01/24)(a)	290	308,394
3.20%, 06/08/21	828	845,066
3.50%, 06/08/23 (Call 05/08/23)	1,100	1,164,086
4.00%, 02/01/21 (Call 11/01/20)(a)	260	263,186
4.16%, 07/15/22 (Call 04/15/22)	908	958,296
United Parcel Service Inc.
2.05%, 04/01/21	232	234,346
2.35%, 05/16/22 (Call 04/16/22)	543	560,613
2.45%, 10/01/22.	1,366	1,416,354
2.50%, 04/01/23 (Call 03/01/23)	1,493	1,557,528
2.80%, 11/15/24 (Call 09/15/24)(a)	35	37,199
3.13%, 01/15/21	685	693,902
3.90%, 04/01/25 (Call 03/01/25)	1,000	1,108,055

		18,747,034

Total Corporate Bonds & Notes — 98.3% (Cost: $1,874,849,592)		1,906,652,859

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	82,374	82,464,487

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	76,478	$76,478,000

		158,942,487

Total Short-Term Investments — 8.2% (Cost: $158,844,255)		158,942,487

Total Investments in Securities — 106.5% (Cost: $2,033,693,847)		2,065,595,346

Other Assets, Less Liabilities — (6.5)%		(126,048,325)

Net Assets — 100.0%		$1,939,547,021

(a)	All or a portion of this security is on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	88,613	(6,239)	82,374	$82,464,487	$193,945	(b)	$(29,046)	$73,213
BlackRock Cash Funds: Treasury, SL Agency Shares	25,905	50,573	76,478	76,478,000	145,229		—	—

				$158,942,487	$339,174		$(29,046)	$73,213

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,906,652,859	$—	$1,906,652,859
Money Market Funds	158,942,487	—	—	158,942,487

	$158,942,487	$1,906,652,859	$—	$2,065,595,346

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.9%
Australia & New Zealand Banking Group Ltd., Series TCD, 3.25%, 06/03/20(a)	AUD	100	$65,599
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	100	109,465
0.63%, 08/30/23(a)	EUR	200	220,821
4.00%, 12/16/21	AUD	50	34,439
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	100	109,830
3.10%, 06/03/21(a)	AUD	100	67,165
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	50	34,260

			641,579

Austria — 0.6%
Raiffeisen Bank International AG
0.25%, 07/05/21(a)	EUR	100	108,873
0.38%, 09/25/26(a)	EUR	200	210,871
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	115,147

			434,891

Belgium — 0.1%
KBC Group NV, 0.88%, 06/27/23(a)	EUR	100	110,326

Brazil — 0.5%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	175	176,470
Suzano Austria GmbH, 5.75%, 07/14/26(a)(b)	USD	200	205,700

			382,170

Canada — 0.8%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	250	256,618
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	50	39,812
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	185	156,792
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	100	107,082
Toronto-Dominion Bank (The), 1.85%, 09/11/20	USD	75	75,294

			635,598

China — 1.7%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	100	109,250
2.25%, 07/12/21(a)	USD	200	201,602
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	100	113,130
2.00%, 09/11/25(a)	EUR	100	116,472
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	100	108,567
China Development Bank, 0.38%, 11/16/21(a)	EUR	200	219,726
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.88%, 10/12/22(a)	USD	200	206,214
Industrial &Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	100	108,645
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	109,860

			1,293,466

Czech Republic — 0.3%
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	100	99,525
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	114,956

			214,481

Denmark — 1.1%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	100	110,466

Security		Par (000)	Value

Denmark (continued)
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	$238,004
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	131,545
Orsted AS 1.75%, 12/09/3019 (Call 09/09/27)(a)(c)	EUR	100	106,796
2.25%, 11/24/3017 (Call 08/24/24)(a)(c)	EUR	100	109,867
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	137,524

			834,202

Finland — 0.6%
Nordea Bank Abp 0.30%, 06/30/22(a)	EUR	200	219,349
0.38%, 05/28/26(a)	EUR	100	109,465
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	100	109,825

			438,639

France — 8.8%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	104,269
BNP Paribas SA 0.50%, 06/04/26 (Call 06/04/25)(a)(c)	EUR	100	107,253
1.00%, 04/17/24(a)	EUR	100	110,584
1.13%, 08/28/24(a)	EUR	200	222,199
BPCE SA, 0.13%, 12/04/24(a)	EUR	100	108,010
Ceetrus SA, Series ., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	104,432
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(c)	EUR	100	109,236
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	100	100,533
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	100	110,932
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	200	217,978
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	200	212,915
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	100	111,356
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	300	338,875
2.25%, 04/27/21(a)	EUR	200	223,218
3.63%, 10/13/25 (Call 07/13/25)(d)	USD	400	437,220
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	109,759
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	100	108,874
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	100	107,808
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	100	111,919
1.38%, (Call 01/16/23)(a)(c)(e)	EUR	200	214,679
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	116,405
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	227,713
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	235,584
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	100	119,428
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	100	125,688
3.25%, (Call 11/28/24)(a)(c)(e)	EUR	200	226,988
HSBC France SA, 0.63%, 12/03/20	EUR	100	109,757
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	107,674
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	100	111,334
La Poste SA, 1.45%, 11/30/28(a)	EUR	100	116,736
Regie Autonome des Transports Parisiens, 0.35%, 06/20/29(a)	EUR	100	111,164
SNCF Reseau
1.00%, 11/09/31(a)	EUR	200	236,637
1.88%, 03/30/34(a)	EUR	200	260,559
2.25%, 12/20/47(a)	EUR	200	289,648
Societe Generale SA
0.13%, 10/05/21(a)	EUR	100	109,145
0.75%, 11/25/20(a)	EUR	100	109,834

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Societe Generale SFH SA 0.00%, 02/11/30(a)	EUR	200	$216,935
0.13%, 07/18/29(a)	EUR	200	219,965
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	250	283,206

			6,606,449

Germany — 10.2%
Berlin Hyp AG 0.01%, 07/19/27(a)	EUR	100	110,609
0.13%, 05/05/22(a)	EUR	100	110,402
0.50%, 09/26/23(a)	EUR	100	108,581
0.50%, 11/05/29(a)	EUR	100	106,509
1.13%, 10/25/27(a)	EUR	100	108,750
1.50%, 04/18/28(a)	EUR	100	114,296
Series 201, 0.13%, 10/23/23	EUR	100	110,964
Series 211, 0.63%, 10/22/25(a)	EUR	100	114,540
Commerzbank AG, 1.25%, 10/23/23(a)	EUR	100	107,941
Deutsche Hypothekenbank AG 0.13%, 11/23/23(a)	EUR	100	110,952
0.25%, 12/10/24(a)	EUR	100	111,986
Deutsche Kreditbank AG 0.75%, 09/26/24(a)	EUR	100	108,612
Series 100, 0.63%, Series 100, 06/08/21	EUR	100	108,839
E.ON SE 0.00%, 08/28/24 (Call 05/28/24)(a)(f)	EUR	150	162,489
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	150	160,066
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	175	190,742
EnBW Energie Baden-Wuerttemberg AG 1.13%, 11/05/79 (Call 08/05/24)(a)(c)	EUR	100	104,601
1.63%, 08/05/79 (Call 05/05/27)(a)(c)	EUR	100	103,415
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	75	93,428
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	150	172,538
KfW 0.00%, 05/05/27(a)	EUR	700	782,765
0.05%, 05/30/24	EUR	250	279,118
0.13%, 06/03/22	SEK	3,000	306,376
0.25%, 06/30/25	EUR	500	565,766
0.50%, 09/28/26(a)	EUR	100	115,428
0.88%, 09/15/26(a)	GBP	200	256,554
1.25%, 08/28/23	NOK	500	49,959
1.38%, 02/02/28(a)	SEK	1,100	120,711
1.50%, 07/24/24	AUD	100	67,136
1.63%, 06/05/20(a)	GBP	100	126,291
1.75%, 09/14/29	USD	350	377,391
1.88%, 11/30/20	USD	50	50,429
2.00%, 11/30/21	USD	350	359,009
2.00%, 09/29/22	USD	300	311,475
2.40%, 07/02/20(a)	AUD	150	98,524
Landesbank Baden-Wuerttemberg 0.13%, 06/27/23(a)	EUR	100	110,930
0.20%, 12/13/21(a)	EUR	100	108,652
1.50%, 02/03/25(a)	GBP	100	122,097
Series 806, 0.38%, 05/24/24(a)	EUR	200	214,896
Series 809, 0.38%, 07/29/26(a)	EUR	100	105,725
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	55,795
NRW Bank 0.00%, 10/15/29(f)	EUR	225	247,283
0.38%, 11/17/26(a)	EUR	50	56,708
0.50%, 09/13/27(a)	EUR	75	86,043

Security		Par (000)	Value

Germany (continued)
0.63%, 02/02/29(a)	EUR	75	$87,052
0.75%, 06/30/28(a)	EUR	75	87,948
0.88%, 11/10/25(a)	EUR	125	145,142

			7,715,463

Hong Kong —0.4%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	208,254
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	110,828

			319,082

India — 0.5%
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(a)	USD	200	197,078
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	205,626

			402,704

Ireland — 0.2%
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	100	111,318

Italy —2.7%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	107,168
Assicurazioni Generali SpA, 2.12%, 10/01/30(a)	EUR	200	206,083
Enel Finance International NV 1.00%, 09/16/24(a)	EUR	225	251,297
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	250	280,627
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	200	228,620
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	111,821
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	108,300
Hera SpA 0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	100	109,793
2.38%, 07/04/24(a)	EUR	100	117,368
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	108,422
Iren SpA 0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	100	106,796
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	112,856
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	116,082
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	100	107,299

			2,072,532

Japan — 1.1%
Mitsubishi UFJ Financial Group Inc. 0.98%, 10/09/23(a)	EUR	300	328,258
2.53%, 09/13/23	USD	200	204,546
Mizuho Financial Group Inc., 0.96%, 10/16/24(a)	EUR	100	109,022
Sumitomo Mitsui Financial Group Inc. 0.47%, 05/30/24(a)	EUR	100	106,752
0.93%, 10/11/24(a)	EUR	100	109,126

			857,704

Lithuania — 0.2%
Ignitis Grupe UAB, 2.00%, 07/14/27(a)	EUR	100	114,649

Luxembourg —0.5%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%, 01/28/25(a)	EUR	100	109,769
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	255,446

			365,215

Netherlands — 5.8%
ABN AMRO Bank NV 0.50%, 04/15/26(a)	EUR	100	110,170
0.63%, 05/31/22(a)	EUR	150	165,185
0.75%, 06/09/20(a)	EUR	50	54,793
0.88%, 04/22/25(a)	EUR	200	224,333

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Alliander NV 0.88%, 04/22/26 (Call 01/22/26)(a)	EUR	100	$114,042
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	100	113,641
Cooperatieve Rabobank UA 0.13%, 10/11/21(a)	EUR	100	109,522
0.25%, 10/30/26(a)	EUR	100	106,960
de Volksbank NV, 0.01%, 09/16/24(a)	EUR	100	106,834
ING Bank NV, 0.75%, 11/24/20(a)	EUR	100	109,842
ING Groep NV 2.50%, 11/15/30(a)	EUR	300	375,756
4.63%, 01/06/26(b)(d)	USD	200	224,248
LeasePlan Corp. NV, 1.38%, 03/07/24(a)	EUR	100	103,895
Nederlandse Waterschapsbank NV 0.70%, 01/25/23(a)	SEK	550	56,942
1.00%, 09/03/25(a)	EUR	200	233,448
2.38%, 03/24/26(d)	USD	400	437,032
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	107,705
Royal Schiphol Group NV 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	112,346
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	100	118,509
TenneT Holding BV 0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	112,258
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	100	112,955
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	100	114,082
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	174,075
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	125	146,826
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	100	117,893
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	100	116,412
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	119,875
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	124,386
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	126,147
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	100	110,784

			4,360,896

Norway —1.3%
DNB Boligkreditt AS 0.63%, 06/19/25(a)	EUR	275	312,500
0.75%, 01/31/24(a)	SEK	2,000	207,511
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	200	225,366
Sparebanken Soer Boligkreditt AS, 0.01%, 10/26/26(a)	EUR	100	109,677
SR-Boligkreditt AS, 0.00%, 10/08/26	EUR	100	109,955

			965,009

Portugal — 0.4%
EDP — Energias de Portugal SA, 1.63%, 04/15/27 (Call 01/15/27)(a)	EUR	100	114,572
EDP Finance BV 0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	100	106,244
1.88%, 10/13/25(a)	EUR	100	115,972

			336,788

Russia — 0.2%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27 (Call 02/23/27)(a)	EUR	100	110,730

South Korea — 1.2%
Hyundai Capital Services Inc., 2.88%, 03/16/21(a)	USD	200	198,816
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	200	205,688
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	206,104

Security		Par (000)	Value

South Korea (continued)
LG Chem Ltd. 0.50%, 04/15/23(a)	EUR	100	$104,887
3.25%, 10/15/24(a)	USD	200	205,032

			920,527

Spain — 3.5%
Adif — Alta Velocidad, 0.80%, 07/05/23(a)	EUR	100	111,660
Banco Bilbao Vizcaya Argentaria SA 1.00%, 06/21/26(a)	EUR	200	214,486
1.38%, 05/14/25(a)	EUR	100	109,919
Banco Santander SA, 0.30%, 10/04/26(a)	EUR	200	211,919
Bankinter SA, 0.63%, 10/06/27(a)	EUR	100	100,942
Iberdrola Finanzas SA 1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	224,937
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	100	113,174
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	200	231,507
1.25%, 09/13/27(a)	EUR	100	116,198
Iberdrola International BV 0.38%, 09/15/25(a)	EUR	200	220,127
1.13%, 04/21/26(a)	EUR	200	229,625
1.88%, (Call 02/22/23)(a)(c)(e)	EUR	200	219,608
2.63%, (Call 03/26/24)(a)(c)(e)	EUR	100	112,463
3.25%, (Call 11/12/24)(a)(c)(e)	EUR	100	115,006
Naturgy Finance BV Co., 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	200	222,480
Red Electrica Financiaciones SAU, 0.38%, 07/24/28 (Call 04/24/28)(a)	EUR	100	108,390

			2,662,441

Sweden — 0.7%
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	109,412
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	100	109,983
Swedbank AB, 0.25%, 11/07/22(a)	EUR	100	108,847
Vattenfall AB 0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	100	106,304
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	100	107,704

			542,250

United Arab Emirates — 0.2%
MAF Sukuk Ltd., 3.93%, 02/28/30(a)	USD	200	174,428

United Kingdom — 1.6%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(c)	EUR	100	107,125
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	100	124,338
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	81	119,953
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	83	112,607
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(c)	EUR	200	225,093
National Grid Electricity Transmission PLC, 0.19%, 01/20/25 (Call 10/20/24)(a)	EUR	100	107,539
SSE PLC 0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	166,077
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	228,854

			1,191,586

United States — 9.8%
Alexandria Real Estate Equities Inc. 3.80%, 04/15/26 (Call 02/15/26)	USD	100	106,733
4.00%, 01/15/24 (Call 12/15/23)	USD	175	187,957
Apple Inc. 2.85%, 02/23/23 (Call 12/23/22)	USD	350	369,330
3.00%, 06/20/27 (Call 03/20/27)	USD	125	138,198
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	USD	100	106,132
3.80%, 06/01/29 (Call 03/01/29)	USD	150	163,671

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bank of America Corp. 2.46%, 10/22/25 (Call 10/22/24)(b)(c)	USD	425	$434,401
3.50%, 05/17/22 (Call 05/17/21)(c)	USD	450	458,914
Boston Properties LP 3.40%, 06/21/29 (Call 03/21/29)	USD	125	129,643
4.50%, 12/01/28 (Call 09/01/28)	USD	200	226,744
Citigroup Inc., 0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	200	218,602
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	200	231,297
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	USD	75	78,607
DTE Electric Co. 3.95%, 03/01/49 (Call 09/01/48)	USD	95	118,488
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	USD	100	126,370
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	USD	125	146,994
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	203,556
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	75	85,154
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	100	103,949
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	125	141,644
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	52,806
Interstate Power & Light Co. 3.50%, 09/30/49 (Call 03/30/49)	USD	125	136,745
3.60%, 04/01/29 (Call 01/01/29)	USD	50	55,093
4.10%, 09/26/28 (Call 06/26/28)	USD	50	57,117
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	125	135,744
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	USD	100	105,855
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	95,440
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)	USD	50	54,548
3.15%, 04/15/50 (Call 10/15/49)	USD	125	141,572
3.65%, 04/15/29 (Call 01/15/29)	USD	255	296,848
3.65%, 08/01/48 (Call 02/01/48)	USD	160	194,190
3.95%, 08/01/47 (Call 02/01/47)(b)	USD	175	220,057
4.25%, 07/15/49 (Call 01/15/49)	USD	175	233,282
Northern States Power Co./MN, 2.90%, 03/01/50 (Call 09/01/49)	USD	110	120,053
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	USD	125	139,064
Prologis Euro Finance LLC, 0.38%, 02/06/28 (Call 11/06/27)	EUR	100	103,818
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	USD	165	192,778
4.10%, 06/15/48 (Call 12/15/47)	USD	85	109,239
Southern Power Co. 1.85%, 06/20/26	EUR	100	114,150
4.15%, 12/01/25 (Call 09/01/25)	USD	150	164,310
Series 2016, 1.00%, 06/20/22	EUR	100	110,415
Southwestern Public Service Co., 3.75%, 06/15/49 (Call 12/15/48)	USD	50	59,409
Toyota Motor Credit Corp. 0.00%, 07/21/21(a)(f)	EUR	200	217,351
2.15%, 02/13/30	USD	120	118,842
Verizon Communications Inc., 3.88%, 02/08/29 (Call 11/08/28)	USD	180	207,668
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	210	203,093

			7,415,871

Total Corporate Bonds & Notes — 55.9% (Cost: $42,136,185)			42,230,994

Security		Par (000)	Value

Foreign Government Obligations

Australia — 0.7%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	300	$224,491
Queensland Treasury Corp. 2.50%, 03/06/29(a)	AUD	325	233,136
3.00%, 03/22/24(d)	AUD	125	89,373

			547,000

Belgium — 2.3%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	1,405	1,763,944

Canada — 2.6%
City of Toronto Canada, 3.20%, 08/01/48	CAD	100	81,778
CPPIB Capital Inc. 0.88%, 02/06/29(a)	EUR	250	290,465
3.00%, 06/15/28(a)	CAD	250	203,251
Export Development Canada 1.65%, 07/31/24	CAD	100	74,824
1.80%, 09/01/22	CAD	150	111,298
Province of Ontario Canada 1.85%, 02/01/27	CAD	100	75,335
1.95%, 01/27/23	CAD	300	223,472
2.65%, 02/05/25	CAD	520	404,087
Province of Quebec Canada 1.65%, 03/03/22	CAD	75	55,113
2.25%, 02/22/24	CAD	270	204,960
2.45%, 03/01/23	CAD	225	170,224
2.60%, 07/06/25	CAD	50	38,968

			1,933,775

Chile — 1.5%
Chile Government International Bond 0.83%, 07/02/31 (Call 04/02/31)	EUR	300	300,660
1.25%, 01/29/40 (Call 10/31/39)	EUR	200	187,844
3.50%, 01/25/50 (Call 07/25/49)(b)	USD	600	612,906

			1,101,410

Denmark — 0.6%
Kommunekredit 0.63%, 11/21/39(a)	EUR	100	117,827
0.75%, 05/18/27(a)	EUR	250	291,637

			409,464

Finland — 0.3%
Municipality Finance PLC 0.05%, 09/06/29(a)	EUR	100	110,817
0.75%, 09/07/27(a)	EUR	100	116,754

			227,571

France — 14.0%
Agence Francaise de Developpement EPIC 0.00%, 03/25/25(a)(f)	EUR	200	220,979
0.50%, 10/31/25(a)	EUR	100	113,091
1.38%, 09/17/24(a)	EUR	200	234,467
Caisse des Depots et Consignations 0.00%, 06/19/24(a)(f)	EUR	100	110,901
0.20%, 03/01/22(a)	EUR	100	110,781
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	100	109,791
French Republic Government Bond OAT, 1.75%, 06/25/39(d)	EUR	4,610	6,363,371
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	100	115,922
Region of Ile de France 0.50%, 06/14/25(a)	EUR	200	227,165

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
0.63%, 04/23/27(a)	EUR	100	$114,390
1.38%, 03/14/29(a)	EUR	100	122,073
1.38%, 06/20/33(a)	EUR	100	123,929
2.38%, 04/24/26(a)	EUR	100	125,748
SNCF Reseau 0.75%, 05/25/36(a)	EUR	300	339,548
0.88%, 01/22/29(a)	EUR	200	233,078
Societe Du Grand Paris EPIC 1.00%, 02/18/70(a)	EUR	400	439,504
1.13%, 10/22/28(a)	EUR	300	360,085
1.13%, 05/25/34(a)	EUR	500	602,070
1.70%, 05/25/50(a)	EUR	200	265,080
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	200	222,118

			10,554,091

Indonesia — 0.6%
Perusahaan Penerbit SBSN Indonesia III 3.75%, 03/01/23(a)	USD	200	204,098
3.90%, 08/20/24(a)	USD	200	205,926

			410,024

Ireland — 1.5%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	925	1,139,665

Netherlands — 2.4%
Nederlandse Waterschapsbank NV, 0.00%, 10/02/34(a)(f)	EUR	100	107,702
Netherlands Government Bond, 0.50%, 01/15/40(d)	EUR	1,390	1,713,308

			1,821,010

Norway —0.6%
Kommunalbanken AS 1.38%, 10/26/20(d)	USD	200	200,914
2.13%, 02/11/25(d)	USD	200	213,920
2.70%, 09/05/23	AUD	100	69,621

			484,455

Poland — 1.1%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	109,984
1.00%, 03/07/29(a)	EUR	325	367,538
1.13%, 08/07/26(a)	EUR	250	285,342
2.00%, 03/08/49(a)	EUR	75	99,209

			862,073

South Korea — 0.1%
Korea Development Bank (The), 0.00%, 07/10/24(a)(f)	EUR	100	106,830

Spain — 0.7%
Adif — Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	113,977
Adif Alta Velocidad 0.55%, 04/30/30(a)	EUR	100	105,177
0.95%, 04/30/27(a)	EUR	200	223,078
Instituto de Credito Oficial, 0.20%, 01/31/24(a)	EUR	100	110,118

			552,350

Supranational — 12.3%
African Development Bank, 3.00%, 12/06/21	USD	150	156,219
Asian Development Bank 0.00%, 10/24/29(a)(f)	EUR	150	164,893
0.35%, 07/16/25	EUR	75	85,018
0.63%, 09/15/26	GBP	50	63,124
2.13%, 03/19/25	USD	50	53,781
2.38%, 08/10/27	USD	100	111,492
2.45%, 01/17/24	AUD	200	138,880
3.13%, 09/26/28	USD	200	237,190

Security		Par (000)	Value

Supranational (continued)
Series 5Y, 1.88%, 08/10/22	USD	275	$284,036
EUROFIMA 0.15%, 10/10/34(a)	EUR	200	217,463
0.25%, 02/09/24(a)	EUR	100	111,181
European Bank for Reconstruction & Development
0.00%, 01/10/24(f)	EUR	200	222,048
1.50%, 02/13/25	USD	175	182,401
1.88%, 07/15/21	USD	250	254,287
European Investment Bank 0.38%, 05/15/26(a)	EUR	300	343,130
0.50%, 07/19/22(a)	SEK	400	41,267
0.50%, 11/15/23(a)	EUR	300	340,281
0.50%, 11/13/37	EUR	300	353,990
0.75%, 11/15/24(a)	GBP	225	287,312
0.88%, 01/30/25(a)	SEK	1,000	105,310
1.00%, 11/14/42(a)	EUR	200	263,027
1.13%, 09/16/21(a)	CAD	200	145,294
1.13%, 11/15/32	EUR	50	63,033
1.25%, 11/13/26(a)	EUR	375	453,832
1.50%, 03/02/27	SEK	1,900	208,186
1.50%, 11/15/47	EUR	175	259,332
1.63%, 02/04/25(a)	CHF	50	56,784
1.63%, 10/09/29	USD	400	426,892
2.13%, 04/13/26	USD	325	353,194
2.38%, 01/18/23(a)	CAD	50	37,676
2.38%, 05/24/27(b)	USD	400	444,944
2.50%, 10/15/24(b)	USD	125	135,834
2.70%, 01/12/23(a)	AUD	150	103,431
2.88%, 06/13/25(d)	USD	200	223,538
3.30%, 02/03/28	AUD	350	261,292
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	150	164,101
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	300	347,931
2.13%, 03/03/25	USD	150	161,100
2.90%, 11/26/25	AUD	100	72,209
3.13%, 11/20/25	USD	250	284,247
International Finance Corp. 1.25%, 12/15/23	GBP	100	129,407
1.38%, 09/13/24	CAD	150	110,434
2.00%, 10/24/22	USD	225	233,806
2.13%, 04/07/26	USD	200	217,322
Nordic Investment Bank 0.13%, 06/10/24(a)	EUR	200	223,516
0.50%, 11/03/25(a)	EUR	100	114,491

			9,248,156

Sweden — 0.8%
Kommuninvest I Sverige AB 0.38%, 03/27/24(a)	SEK	2,000	205,138
1.88%, 06/01/21(d)	USD	200	203,016
Svensk Exportkredit AB, 1.88%, 06/23/20	USD	200	200,332

			608,486

United Kingdom — 0.2%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	132,873

Total Foreign Government Obligations — 42.3% (Cost: $31,213,125)			31,903,177

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par/ Shares (000)	Value

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water &Sewer Authority RB, Series A, 4.81%, 10/01/2114	$	50	$67,087

Total Municipal Debt Obligations — 0.1% (Cost: $51,425)			67,087

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)		1,523	1,524,699
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)		1,651	1,651,000

			3,175,699

Total Short-Term Investments — 4.2% (Cost: $3,174,214)			3,175,699

Total Investments in Securities — 102.5% (Cost: $76,574,949)			77,376,957

Other Assets, Less Liabilities — (2.5)%			(1,866,908)

Net Assets — 100.0%			$75,510,049

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	631	892	1,523	$1,524,699	$3,172	(b)	$(1,099)	$1,438
BlackRock Cash Funds: Treasury, SL Agency Shares	610	1,041	1,651	1,651,000	9,096		—	—

				$3,175,699	$12,268		$(1,099)	$1,438

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Canada Bond Future	2	06/19/20	$215	$2,411

Short Contracts
10-Year U.S. Treasury Note	(4)	06/19/20	(556)	500

				$2,911

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,418,000	USD	1,570,493	BNP	05/05/20	$12,575
CHF	60,000	USD	61,631	UBS	05/05/20	535
EUR	22,260,000	USD	24,133,547	BNP	05/05/20	247,828
EUR	22,007,500	USD	23,884,300	JPM	05/05/20	220,512
GBP	1,475,000	USD	1,840,726	BNP	05/05/20	19,770
GBP	140,000	USD	173,708	MS	05/05/20	2,881
NOK	500,000	USD	48,571	BOA	05/05/20	355
SEK	12,770,000	USD	1,302,103	BOA	05/05/20	5,334
USD	24,440,752	EUR	22,262,500	BOA	05/05/20	56,639
USD	24,445,046	EUR	22,260,000	GS	05/05/20	63,671
USD	2,366,462	CAD	3,281,000	BOA	06/02/20	4,032

						634,132

CAD	3,281,000	USD	2,366,279	BOA	05/05/20	(4,053)
EUR	1,820,000	USD	1,999,536	MS	05/05/20	(6,090)
USD	1,471,510	AUD	2,418,000	MS	05/05/20	(111,558)
USD	156,181	CAD	220,000	BOA	05/05/20	(2,212)
USD	2,147,787	CAD	3,061,000	MS	05/05/20	(56,045)
USD	62,151	CHF	60,000	GS	05/05/20	(16)
USD	1,676,155	EUR	1,550,000	BOA	05/05/20	(21,560)
USD	16,221	EUR	15,000	CITI	05/05/20	(209)
USD	1,996,221	GBP	1,615,000	BNP	05/05/20	(40,865)
USD	47,732	NOK	500,000	GS	05/05/20	(1,194)
USD	1,263,594	SEK	12,770,000	CITI	05/05/20	(43,843)
USD	1,570,665	AUD	2,418,000	BNP	06/02/20	(12,557)
USD	61,679	CHF	60,000	UBS	06/02/20	(535)
USD	23,872,948	EUR	22,010,000	BNP	06/02/20	(247,697)
USD	1,917,779	EUR	1,750,000	CITI	06/02/20	(36)
USD	23,897,306	EUR	22,007,500	JPM	06/02/20	(220,599)
USD	1,840,915	GBP	1,475,000	BNP	06/02/20	(19,782)
USD	48,578	NOK	500,000	BOA	06/02/20	(355)
USD	1,302,437	SEK	12,770,000	BOA	06/02/20	(5,335)

						(794,541)

	Net unrealized depreciation					$(160,409)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$2,911	$2,911
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$634,132	$—	$634,132

	$634,132	$2,911	$637,043

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$794,541	$—	$794,541

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$5,859	$5,859
Forward foreign currency exchange contracts	875,538	—	875,538

	$875,538	$5,859	$881,397

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$2,911	$2,911
Forward foreign currency exchange contracts	330,698	—	330,698

	$330,698	$2,911	$333,609

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$159,475
Average notional value of contracts — short	$(185,417)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$41,324,979
Average amounts sold — in USD	$82,562,677

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,911	$—
Forward foreign currency exchange contracts	634,132	794,541

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$637,043	$794,541
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,911)	—

Total derivative assets and liabilities subject to an MNA	$634,132	$794,541

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Global Green Bond ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Assets	(b)
Bank of America N.A.	$66,360	$(33,515)	$32,845
BNP Paribas SA.	280,173	(280,173)	—
Goldman Sachs & Co.	63,671	(1,210)	62,461
JPMorgan Chase Bank N.A.	220,512	(220,512)	—
Morgan Stanley and Co. International PLC	2,881	(2,881)	—
UBS AG	535	(535)	—

	$634,132	$(538,826)	$95,306

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Liabilities	(c)
Bank of America N.A.	$33,515	$(33,515)	$—
BNP Paribas SA	320,901	(280,173)	40,728
Citibank N.A.	44,088	—	44,088
Goldman Sachs & Co.	1,210	(1,210)	—
JPMorgan Chase Bank N.A.	220,599	(220,512)	87
Morgan Stanley and Co. International PLC	173,693	(2,881)	170,812
UBS AG	535	(535)	—

	$794,541	$(538,826)	$255,715

(a)

The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA. (b) Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$42,230,994	$—	$42,230,994
Foreign Government Obligations	—	31,903,177	—	31,903,177
Municipal Debt Obligations	—	67,087	—	67,087
Money Market Funds	3,175,699	—	—	3,175,699

	$3,175,699	$74,201,258	$—	$77,376,957

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$634,132	$—	$634,132
Futures Contracts	2,911	—	—	2,911
Liabilities
Forward Foreign Currency Exchange Contracts	—	(794,541)	—	(794,541)

	$2,911	$(160,409)	$—	$(157,498)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$1,906,652,859	$74,201,258
Affiliated(c)	158,942,487	3,175,699
Cash	2,326	5,022
Foreign currency, at value(d)	—	456,911
Cash pledged:
Futures contracts	—	5,000
Receivables:
Investments sold	27,127,088	—
Securities lending income — Affiliated	54,971	1,184
Variation margin on futures contracts	—	767
Capital shares sold	283,365	162,290
Dividends	13,699	1,231
Interest	15,347,884	414,762
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	634,132

Total assets	2,108,424,679	79,058,256

LIABILITIES
Collateral on securities loaned, at value	82,385,506	1,524,245
Payables:
Investments purchased	86,396,782	1,217,637
Investment advisory fees	95,370	11,784
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	794,541

Total liabilities	168,877,658	3,548,207

NET ASSETS	$1,939,547,021	$75,510,049

NET ASSETS CONSIST OF:
Paid-in capital	$1,901,851,269	$73,693,063
Accumulated earnings	37,695,752	1,816,986

NET ASSETS	$1,939,547,021	$75,510,049

Shares outstanding	37,950,000	1,400,000

Net asset value	$51.11	$53.94

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$78,664,299	$1,483,150
(b) Investments, at cost — Unaffiliated	$1,874,849,592	$73,400,735
(c) Investments, at cost — Affiliated	$158,844,255	$3,174,214
(d) Foreign currency, at cost	$—	$449,492

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$145,229	$9,096
Interest — Unaffiliated	27,563,913	322,316
Securities lending income — Affiliated — net	193,945	3,172
Other income — Unaffiliated	6,879	—

Total investment income	27,909,966	334,584

EXPENSES
Investment advisory fees	593,196	66,449

Total expenses	593,196	66,449
Less:
Investment advisory fees waived	—	(13,290)

Total expenses after fees waived	593,196	53,159

Net investment income	27,316,770	281,425

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,066,332)	16,754
Investments — Affiliated	(29,046)	(1,099)
In-kind redemptions — Unaffiliated	4,921,083	—
Futures contracts	—	5,859
Forward foreign currency exchange contracts	—	875,538
Foreign currency transactions	—	(14,658)
Payment by affiliate	—	1,818

Net realized gain	1,825,705	884,212

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(6,205,323)	(759,253)
Investments — Affiliated	73,213	1,438
Futures contracts	—	2,911
Forward foreign currency exchange contracts	—	330,698
Foreign currency translations	—	5,325

Net change in unrealized appreciation (depreciation)	(6,132,110)	(418,881)

Net realized and unrealized gain (loss)	(4,306,405)	465,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,010,365	$746,756

See notes to financial statements.

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Global Green Bond ETF
	Six Months Ended		Six Months Ended	Period From
	04/30/20 (unaudited)	Year Ended 10/31/19	04/30/20 (unaudited)	11/13/18 to 10/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,316,770	$49,593,645	$281,425	$391,335
Net realized gain	1,825,705	1,133,063	884,212	1,444,408
Net change in unrealized appreciation (depreciation)	(6,132,110)	55,261,809	(418,881)	1,069,519

Net increase in net assets resulting from operations	23,010,365	105,988,517	746,756	2,905,262

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(28,327,945)	(47,918,700)	(1,350,196)	(484,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,579,373	457,454,581	43,112,761	30,580,302

NET ASSETS
Total increase in net assets	5,261,793	515,524,398	42,509,321	33,000,728
Beginning of period	1,934,285,228	1,418,760,830	33,000,728	—

End of period	$1,939,547,021	$1,934,285,228	$75,510,049	$33,000,728

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$51.17		$49.43	$50.49	$50.63	$50.30	$50.30

Net investment income(a)	0.70		1.48	1.27	1.02	0.92	0.73
Net realized and unrealized gain (loss)(b)	(0.03)		1.71	(1.18)	(0.18)	0.30	(0.06)

Net increase from investment operations	0.67		3.19	0.09	0.84	1.22	0.67

Distributions(c)
From net investment income	(0.72)		(1.45)	(1.15)	(0.98)	(0.89)	(0.67)
From net realized gain	(0.01)		—	—	—	—	—

Total distributions	(0.73)		(1.45)	(1.15)	(0.98)	(0.89)	(0.67)

Net asset value, end of period	$51.11		$51.17	$49.43	$50.49	$50.63	$50.30

Total Return
Based on net asset value	1.34	%(d)	6.55%	0.18%	1.68%	2.43%	1.37%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.06%	0.07%	0.12%	0.15%

Net investment income	2.76	%(e)	2.95%	2.56%	2.02%	1.83%	1.46%

Supplemental Data
Net assets, end of period (000)	$1,939,547		$1,934,285	$1,418,761	$610,937	$200,004	$72,941

Portfolio turnover rate(f)	14	%(d)	20%	15%	20%	15%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Green Bond ETF
	Six Months Ended		Period From
	04/30/20 (unaudited)		11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$55.00		$50.00

Net investment income(b)	0.28		0.77
Net realized and unrealized gain(c)	0.26		5.19

Net increase from investment operations	0.54		5.96

Distributions(d)
From net investment income	(1.26)		(0.96)
From net realized gain	(0.34)		—

Total distributions	(1.60)		(0.96)

Net asset value, end of period	$53.94		$55.00

Total Return
Based on net asset value	0.99	%(e)(f)	11.99	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25	%(g)

Total expenses after fees waived	0.20	%(g)	0.20	%(g)

Net investment income	1.06	%(g)	1.51	%(g)

Supplemental Data
Net assets, end of period (000)	$75,510		$33,001

Portfolio turnover rate(h)	4	%(e)	21	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Global Green Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
0-5 Year Investment Grade Corporate Bond	$1,991,382,883
Global Green Bond	32,470,024

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$3,665,674	$3,665,674		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,299,798	2,299,798		—	—
BNP Paribas Securities Corp.	167,070	167,070		—	—
BofA Securities, Inc.	6,960,984	6,960,984		—	—
Citigroup Global Markets Inc.	92,992	92,992		—	—
Credit Suisse Securities (USA) LLC	5,959,284	5,959,284		—	—
Deutsche Bank Securities Inc.	873,695	873,695		—	—
Goldman Sachs & Co.	20,540,015	20,540,015		—	—
HSBC Securities (USA) Inc.	3,485,583	3,485,583		—	—
JPMorgan Securities LLC	21,544,481	21,544,481		—	—
Morgan Stanley & Co. LLC	12,038,128	12,038,128		—	—
Natwest Markets Securities Inc.	1,036,595	1,036,595		—	—

	$78,664,299	$78,664,299		$—	$—

Global Green Bond
Barclays Capital Inc.	$193,358	$193,358		$—	$—
BofA Securities, Inc.	56,586	56,586		—	—
Citigroup Global Markets Inc.	580,778	580,778		—	—
JPMorgan Securities LLC	244,428	244,428		—	—
Scotia Capital (USA) Inc.	408,000	408,000		—	—

	$1,483,150	$1,483,150		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in futures contracts in order to gain exposure to the bond markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The iShares Global Green Bond ETF uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year Investment Grade Corporate Bond	0.06%
Global Green Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Global Green Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 1, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and, effective February 28, 2020, BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Global Green Bond ETF.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year Investment Grade Corporate Bond	$57,654
Global Green Bond	922

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond	$—	$24,956,481	$(1,663,444)

During the year ended April 30, 2020, iShares Global Green Bond ETF received reimbursement of $1,818 from an affiliate, which is included in payment by affiliate in the statements of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$299,825,047	$270,090,176
Global Green Bond	21,450,210	2,002,131

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$295,238,723	$331,643,044
Global Green Bond	22,500,998	—

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,033,952,576	$38,904,691	$(7,261,921)	$31,642,770
Global Green Bond	76,433,664	2,440,207	(1,654,412)	785,795

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	7,000,000	$357,611,768	10,400,000	$522,321,611
Shares redeemed	(6,850,000)	(347,032,395)	(1,300,000)	(64,867,030)

Net increase	150,000	$10,579,373	9,100,000	$457,454,581

Global Green Bond
Shares sold	800,000	$43,112,761	600,000	$30,580,302

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares 0-5 Year Investment Grade Corporate Bond ETF and iShares Global Green Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	47

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year Investment Grade Corporate Bond	$0.715254	$0.011330	$ —	$0.726584	98%	2%	—%	100%
Global Green Bond(a)	0.957519	0.337572	0.303453	1.598544	60	21	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	49

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

Counterparty Abbreviations (continued)

CITI	Citibank N.A.

GS	Goldman Sachs &Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1021-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares CMBS ETF | CMBS | NYSE Arca
•	iShares GNMA Bond ETF | GNMA | NASDAQ
•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.61%	6.92%	3.19%	3.32%	6.92%	17.00%	30.79%
Fund Market	1.93	6.81	3.14	3.32	6.81	16.69	30.72
Index	1.75	7.21	3.46	3.67	7.21	18.52	34.46

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.10	$1.25		$1,000.00	$1,023.60	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	79.4%
Aa	4.5
A	0.9
Not Rated	15.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment	(a)
1-5 Years	11.7%
5-10 Years	27.2
10-15 Years	2.1
20-25 Years	1.0
25-30 Years	31.9
30-35 Years	21.1
35-40 Years	3.5
More than 40 Years	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.36%	7.16%	2.53%	2.17%	7.16%	13.30%	19.29%
Fund Market	3.57	7.36	2.61	2.21	7.36	13.73	19.66
Index	3.78	7.58	2.86	2.53	7.58	15.17	22.76

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,033.60	$0.61		$1,000.00	$1,024.30	$0.60		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment	(a)
5-10 Years	0.2%
10-15 Years	0.6
15-20 Years	0.1
20-25 Years	5.0
25-30 Years	63.2
30-35 Years	30.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Government National Mortgage Association, 3.00%, 05/01/50.	8.9%
Government National Mortgage Association, 3.50%, 05/01/50.	7.9
Government National Mortgage Association, 3.50%, 04/20/50.	5.6
Government National Mortgage Association, 3.00%, 04/20/50.	5.1
Government National Mortgage Association, 4.00%, 05/01/50.	4.8

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.76%	1.73%	1.15%	0.94%	1.73%	5.89%	6.02%
Fund Market	0.76	1.73	1.13	0.94	1.73	5.80	5.99
Index	0.80	1.86	1.26	1.03	1.86	6.47	6.61

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,007.60	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	74.7%
1-2 Years	25.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Floating Rate Note, 0.24%, 01/31/21	40.3%
U. S. Treasury Floating Rate Note, 0.43%, 10/31/21	19.0
U. S. Treasury Floating Rate Note, 0.17%, 07/31/20	13.4
U. S. Treasury Floating Rate Note, 0.17%, 10/31/20	11.8
U. S. Treasury Floating Rate Note, 0.26%, 04/30/21	9.2

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.88%	14.13%	3.78%	2.91%	14.13%	20.36%	26.58%
Fund Market	7.76	13.96	3.74	2.90	13.96	20.17	26.49
Index	7.99	14.31	3.89	3.02	14.31	21.00	27.64

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Core Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,078.80	$0.78		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	4.1%
1-5 Years	47.4
5-10 Years	27.6
15-20 Years	1.8
More than 20 Years	19.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.38%, 05/15/27	5.2%
U. S. Treasury Note/Bond, 2.38%, 08/15/24	4.7
U. S. Treasury Note/Bond, 2.25%, 08/15/27	3.6
U. S. Treasury Note/Bond, 2.00%, 02/15/50	3.0
U. S. Treasury Note/Bond, 2.25%, 02/15/27	3.0

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (unaudited) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 59.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$839,574
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,456,524
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,082,362
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	315,123
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	1,066,315
Series 2018-BN14, Class A3, 3.97%, 09/15/60	600	672,115
Series 2019-BN18, Class A2, 3.47%, 05/15/62	830	869,680
Series 2019-BN19, Class A3, 2.93%, 08/15/61	1,000	1,051,707
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/11/29)	497	534,759
Series 2019-BN21, Class B, 3.21%, 10/17/52	1,000	948,676
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	1,750	1,981,060
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	600	652,983
Series 2019-C5, Class A4, 3.06%, 11/15/52	2,000	2,093,259
BBCMS Mortgage Trust
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,234,751
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,411,611
Series 2018-C2, Class C, 5.14%, 12/15/51(a)	250	209,854
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,000	1,010,388
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	775,414
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,542	1,687,856
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	536,935
Series 2018-B2, Class A2, 3.66%, 02/15/51	600	621,619
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,091,220
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	750	833,258
Series 2018-B2, Class AS, 4.08%, 02/15/51(a)	1,000	1,075,015
Series 2018-B2, Class C, 4.34%, 02/15/51(a)	500	412,356
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,120,856
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	526,577
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	847,482
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	507,736
Series 2018-B4, Class C, 4.71%, 07/15/51(a)	400	327,080
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	569,048
Series 2018-B5, Class AS, 4.42%, 07/15/51	1,000	1,094,587
Series 2018-B5, Class B, 4.57%, 07/15/51	500	490,552
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,000	1,164,762
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	411,289
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	640,354
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	529,490
Series 2019-B11, Class B, 3.96%, 05/15/52(a)	500	427,041
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	391,193
Series 2019-B9, Class A5, 4.02%, 03/15/52	1,250	1,420,706
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	220,167
Series 2020-B16, Class A5, 2.73%, 02/15/53	500	524,217
Series 2020-B16, Class AM, 2.94%, 02/15/53	1,000	1,000,337
Series 2020-IG1, Class A3, 2.69%, 09/15/43	1,750	1,826,866
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,000	1,072,047
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	404,316
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	247,828
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	781,455
Series 2017-CD3, Class C, 4.71%, 02/10/50(a)	300	275,532

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	$750	$802,993
Series 2017-CD6, Class C, 4.41%, 11/13/50(a)	500	388,449
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	542,054
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,757,876
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	786,682
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	287	291,881
Series 2013-GC11, Class A3, 2.82%, 04/10/46	811	824,042
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	101,843
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	750	801,177
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	532,023
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	527,902
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	790,805
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	256,898
Series 2014-GC23, Class C, 4.58%, 07/10/47(a)	250	230,214
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	773,766
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	101,506
Series 2015-GC27, Class AS, 3.57%, 02/10/48	250	253,909
Series 2015-GC29, Class C, 4.30%, 04/10/48(a)	250	238,868
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	802,272
Series 2015-GC33, Class A4, 3.78%, 09/10/58	1,500	1,609,319
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	521,081
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	679,474
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	1,023,500
Series 2016-P3, Class A3, 3.06%, 04/15/49	1,500	1,563,052
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	252,939
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,025,711
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	787,611
Series 2018-B2, Class A2, 3.79%, 03/10/51	1,000	1,043,448
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	666,414
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,000	1,168,423
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	1,052,995
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	1,048,583
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	752,071
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	781,702
Series 2020-GC46, Class A5, 2.72%, 02/15/53	3,000	3,122,823
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	239,235
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	148,430
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,701,848
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	152,939
Series 2012-LC4, Class C, 5.72%, 12/10/44(a)	200	201,901
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	264,648
Series 2013-CR12, Class A4, 4.05%, 10/10/46	800	846,073
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	290	292,652
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	500	522,308
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	700	740,180
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	100,515
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	162	163,175
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	435,198
Series 2014-CR14, Class C, 4.77%, 02/10/47(a)	200	186,261
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	426,119
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	532,142
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	174	179,215
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	291,790
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	309,923
Series 2014-CR19, Class A5, 3.80%, 08/10/47	438	464,840
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	893,219

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR20, Class AM, 3.94%, 11/10/47	$250	$257,860
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	1,006,314
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	720,819
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	265,601
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	795,058
Series 2014-UBS3, Class C, 4.90%, 06/10/47(a)	150	137,723
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	260,014
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	525,590
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	512,577
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	247,528
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	730	763,357
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	528,999
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	523,623
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	204,112
Series 2015-CR22, Class C, 4.24%, 03/10/48(a)	300	269,740
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	528,131
Series 2015-CR24, Class B, 4.53%, 08/10/48(a)	250	227,495
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	112,676
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	802,659
Series 2015-CR25, Class ASB, 3.54%, 08/10/48	1,000	1,040,487
Series 2015-CR25, Class B, 4.69%, 08/10/48(a)	300	283,827
Series 2015-CR26, Class A4, 3.63%, 10/10/48	1,398	1,489,622
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	771,295
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	485,803
Series 2015-DC1, Class C, 4.45%, 02/10/48(a)	250	220,929
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	533,400
Series 2015-PC1, Class A2, 3.15%, 07/10/50	87	86,570
Series 2015-PC1, Class A5, 3.90%, 07/10/50	850	913,083
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	200	207,249
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,074,765
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	634,784
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	780,290
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,043,508
Series 2016-DC2, Class C, 4.79%, 02/10/49(a)	250	220,786
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,067,251
Series 2017-COR2, Class C, 4.71%, 09/10/50(a)	750	673,113
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	850,802
Series 2018-COR3, Class B, 4.67%, 05/10/51(a)	500	540,964
Commission Mortgage Trust, Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	1,046,778
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	527,392
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	526,229
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	715,521
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	693,348
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,062,792
Series 2015-C4, Class D, 3.73%, 11/15/48(a)	250	184,812
Series 2016-C5, Class C, 4.73%, 11/15/48(a)	750	668,774
Series 2016-C6, Class C, 5.09%, 01/15/49(a)	350	328,776
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,067,298
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,109,421
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	962,572
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,092,529
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,617,554
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	1,060,534
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	515,443
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	494,012

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C1, Class C, 3.50%, 05/10/49(a)	$468	$319,344
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	789,343
Federal National Mortgage Association, Series 2020-M1, Class A1, 2.15%, 07/25/29	1,999	2,113,330
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	407,861
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	28	28,154
Series 2012-GC6, Class AAB, 3.31%, 01/10/45	41	41,142
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	101,088
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	199,254
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	303,439
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	108,435
Series 2013-GC14, Class A5, 4.24%, 08/10/46	550	583,761
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	532,899
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	157,206
Series 2013-GC16, Class C, 5.49%, 11/10/46(a)	100	100,404
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	423,713
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	245,114
Series 2014-GC20, Class C, 5.13%, 04/10/47(a)	500	394,760
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	259,577
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	523	541,240
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	793,265
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	462	472,956
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	515,576
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	627,465
Series 2015-GC34, Class A4, 3.51%, 10/10/48	1,500	1,590,081
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	263,887
Series 2016-GS2, Class A4, 3.05%, 05/10/49	500	519,449
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	515,511
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	1,044,949
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	514,799
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,107,260
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	838,683
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,208,505
Series 2019-GSA1, Class C, 3.93%, 11/10/52(a)	500	347,172
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.18%, 07/15/45(a)	500	515,645
Series 2013-C12, Class D, 4.24%, 07/15/45(a)	50	40,083
Series 2013-C14, Class B, 4.86%, 08/15/46(a)	500	498,269
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	719,018
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	156,330
Series 2013-C15, Class A5, 4.13%, 11/15/45	500	529,258
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	204,665
Series 2013-C15, Class C, 5.37%, 11/15/45(a)	110	109,793
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	523,619
Series 2013-C17, Class C, 5.05%, 01/15/47(a)	100	96,776
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,486,221
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	209,490
Series 2014-C18, Class ASB, 3.57%, 02/15/47	1,118	1,142,499
Series 2014-C18, Class B, 4.97%, 02/15/47 (Call 02/11/24)(a)	225	230,350
Series 2014-C19, Class C, 4.83%, 04/15/47(a)	200	183,184
Series 2014-C21, Class A4, 3.49%, 08/15/47	818	851,903
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	527,677
Series 2014-C21, Class ASB, 3.43%, 08/15/47	330	339,131

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	$750	$793,078
Series 2014-C22, Class C, 4.71%, 09/15/47 (Call 08/15/24)(a)	200	170,496
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	959,347
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	306	316,824
Series 2014-C24, Class A3, 3.10%, 11/15/47	500	502,998
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	191,200
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	509,914
Series 2015-C28, Class A3, 2.91%, 10/15/48	986	1,002,491
Series 2015-C28, Class ASB, 3.04%, 10/15/48	481	491,370
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	1,500	1,591,924
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	515	529,769
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	246,093
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,171,612
Series 2015-C33, Class A4, 3.77%, 12/15/48	1,175	1,272,274
Series 2016-C1, Class A5, 3.58%, 03/15/49	750	802,057
Series 2016-C1, Class B, 4.89%, 03/15/49(a)	450	450,909
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	261,047
Series 2017-JP5, Class A5, 3.72%, 03/15/50	800	869,232
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	668,040
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	323,894
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	414,895
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,079,096
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	372,395
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,297,893
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,052,626
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	673,216
Series 2017-C5, Class A5, 3.69%, 03/15/50	2,100	2,273,777
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,050	1,130,934
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	78	80,249
Series 2012-C6, Class A3, 3.51%, 05/15/45	215	219,299
Series 2012-C8, Class A3, 2.83%, 10/15/45	907	919,194
Series 2012-C8, Class ASB, 2.38%, 10/15/45	156	156,348
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,276	1,291,320
Series 2013-C10, Class A5, 3.14%, 12/15/47	591	603,552
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	102,097
Series 2013-C10, Class ASB, 2.70%, 12/15/47	56	56,846
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	100,505
Series 2013-C10, Class C, 4.25%, 12/15/47(a)	200	196,560
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	206	217,754
Series 2013-C13, Class ASB, 3.41%, 01/15/46	30	31,144
Series 2013-C16, Class ASB, 3.67%, 12/15/46	276	282,977
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	509,176
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	91,193
Series 2014-C20, Class A5, 3.80%, 07/15/47	500	528,298
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	103,144
Series 2015-JP1, Class A5, 3.91%, 01/15/49	800	863,484
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/11/26)	700	660,651

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	$1,090	$1,184,153
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	1,319	1,335,755
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	504,073
Series 2013-C09, Class A4, 3.10%, 05/15/46	500	512,246
Series 2013-C10, Class A4, 4.22%, 07/15/46(a)	1,000	1,057,026
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	158	162,025
Series 2013-C11, Class A3, 3.96%, 08/15/46	479	502,664
Series 2013-C13, Class A3, 3.77%, 11/15/46	1,115	1,166,658
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	634,666
Series 2013-C13, Class C, 5.07%, 11/15/46(a)	230	220,462
Series 2013-C7, Class AAB, 2.47%, 02/15/46	83	83,188
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	621	618,716
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	199,713
Series 2013-C8, Class B, 3.69%, 12/15/48(a)	200	198,388
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	209,341
Series 2014-C14, Class B, 4.92%, 02/15/47(a)	200	210,325
Series 2014-C15, Class ASB, 3.65%, 04/15/47	204	211,320
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	530,873
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	750	793,120
Series 2014-C18, Class A3, 3.65%, 10/15/47	500	523,989
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	160,066
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,342,101
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	509,827
Series 2015-C21, Class A4, 3.34%, 03/15/48	800	837,550
Series 2015-C22, Class C, 4.37%, 04/15/48(a)	250	219,314
Series 2015-C23, Class A3, 3.45%, 07/15/50	750	790,137
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	392,280
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	1,007,278
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	647,859
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	1,052,712
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	514,263
Series 2016-C31, Class A5, 3.10%, 11/15/49	1,000	1,047,179
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,078,861
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,192,722
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	1,083,778
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	525,559
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 07/15/49	488	499,540
Series 2012-C4, Class A4, 3.24%, 03/15/45	700	711,822
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	533,845
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	259,759
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,297,183
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,079,740
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,063,333
Series 2019-L2, Class A4, 4.07%, 03/15/52	1,000	1,125,667
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	1,019,054
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45	150	155,501
Series 2017-C1, Class A2, 2.98%, 06/15/50	666	673,993
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	1,069,516
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	528,343
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	1,085,443
Series 2018-C08, Class A4, 3.98%, 02/15/51	750	827,330
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,000	1,099,112
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,334	1,399,931
Series 2019-C16, Class ASB, 3.46%, 04/15/52	1,395	1,488,989
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	1,035,508

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	$644	$656,790
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	253,264
Series 2012-C4, Class AAB, 2.46%, 12/10/45	161	161,544
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	693,554
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 01/10/45	331	338,025
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,112	1,130,219
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	204,308
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	300,029
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	687,931
Series 2013-LC12, Class AS, 4.41%, 07/15/46(a)	473	492,639
Series 2013-LC12, Class C, 4.41%, 07/15/46(a)	100	84,199
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	324,988
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	526,366
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	256,122
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	870,858
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	533,708
Series 2015-C31, Class C, 4.76%, 11/15/48 (Call 11/11/25)(a)	450	402,257
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	611,552
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,075,631
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	801,838
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,054,098
Series 2015-SG1, Class D, 4.61%, 09/15/48(a)	200	120,013
Series 2016-C32, Class ASB, 3.32%, 01/15/59	1,100	1,140,356
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	1,035,673
Series 2016-C35, Class A4, 2.93%, 07/15/48	2,000	2,061,513
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	490,845
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	493,749
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	508,787
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	524,082
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	1,065,327
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,353,689
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	485,299
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,132,264
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	382,135
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	544,501
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,434,221
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,000	1,139,666
Series 2019-C49, Class A5, 4.02%, 03/15/52	1,150	1,283,337
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	821,726
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	506,137
Series 2019-C53, Class A4, 3.04%, 10/15/52	1,400	1,488,147
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	500	511,752
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	202,931
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	251,563
Series 2012-C6, Class AS, 3.84%, 04/15/45	145	146,125
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	366,100
Series 2012-C8, Class ASB, 2.56%, 08/15/45	171	170,577
Series 2012-C9, Class A3, 2.87%, 11/15/45	175	177,500
Series 2012-C9, Class C, 4.54%, 11/15/45(a)	150	144,851
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	107,082
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	450,442
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	796,568
Series 2013-C17, Class A3, 3.75%, 12/15/46	756	792,491
Series 2013-C17, Class ASB, 3.56%, 12/15/46	548	562,492

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C18, Class A4, 3.90%, 12/15/46	$600	$630,934
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	849,590
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	315,997
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	304,436
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	212,714
Series 2014-C20, Class ASB, 3.64%, 05/15/47	305	314,162
Series 2014-C22, Class A3, 3.53%, 09/15/57	129	131,069
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,572,636
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	423,905
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	496,871
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	104,973
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	84,928
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	115	117,939

		249,297,574

Total Collaterized Mortgage Obligations — 59.0% (Cost: $245,661,530)		249,297,574

U.S. Government Agency Obligations

Mortgage-Backed Securities — 40.4%
Federal National Mortgage Association
Series 2010-M4, Class A3, 3.82%, 06/25/20	5	4,645
Series 2011-M1, Class A3, 3.76%, 06/25/21	393	397,362
Series 2011-M4, Class A2, 3.73%, 06/25/21	441	447,208
Series 2012-M17, Class A2, 2.18%, 11/25/22	1,024	1,048,181
Series 2012-M2, Class A2, 2.72%, 02/25/22	533	540,689
Series 2012-M8, Class A2, 2.35%, 05/25/22	345	350,080
Series 2012-M9, Class A2, 2.48%, 04/25/22	467	473,773
Series 2013-M12, Class APT, 2.49%, 03/25/23(a)	562	579,961
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,231	1,319,028
Series 2013-M4, Class ATS2, 2.61%, 03/25/22(a)	15	15,453
Series 2013-M6, Class 1A2, 3.56%, 02/25/43(a)	512	591,526
Series 2013-M7, Class A2, 2.28%, 12/27/22	538	552,145
Series 2014-M11, Class 1A, 3.22%, 08/25/24(a)	902	977,662
Series 2014-M11, Class 2A, 3.41%, 08/25/26(a)	654	728,342
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	200	214,942
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	939	1,019,227
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	681	736,262
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	489	526,383
Series 2015-M1, Class A2, 2.53%, 09/25/24	750	796,782
Series 2015-M10, Class A1, 2.63%, 04/25/27	858	882,743
Series 2015-M11, Class A2, 2.92%, 04/25/25(a)	800	866,828
Series 2015-M13, Class A2, 2.80%, 06/25/25(a)	1,000	1,079,817
Series 2015-M2, Class A, 2.62%, 12/25/24	410	436,616
Series 2015-M4, Class AV2, 2.51%, 07/25/22(a)	805	816,926
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,351,326
Series 2016-M1, Class A1, 2.43%, 01/25/26	77	78,009
Series 2016-M10, Class A1, 2.10%, 07/25/28	179	180,401
Series 2016-M3, Class A2, 2.70%, 02/25/26	945	1,019,104
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	214	218,718
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,120,641
Series 2017-M15, Class AV2, 2.71%, 11/25/24(a)	1,000	1,065,913
Series 2017-M2, Class A2, 2.89%, 02/25/27(a)	1,000	1,096,125
Series 2017-M3, Class A2, 2.57%, 12/25/26(a)	850	907,657
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,150,357
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,684,934
Series 2018-M1, Class A2, 3.08%, 12/25/27(a)	1,000	1,112,744
Series 2018-M10, Class A2, 3.50%, 07/25/28(a)	1,040	1,190,026

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	$100	$115,792
Series 2018-M7, Class A2, 3.15%, 03/25/28(a)	800	891,573
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	2,000	2,322,824
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,000	1,168,610
Series 2019-M5, Class A2, 3.27%, 01/25/29	700	789,892
Series 2019-M6, Class A1, 3.30%, 08/01/28	2,939	3,252,399
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,466,062
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,071,446
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,000	1,069,900
FHLMC Multifamily Structured Pass Through Certificates
Series K019, Class A2, 2.27%, 03/25/22	1,480	1,500,450
Series K020, Class A2, 2.37%, 05/25/22	1,430	1,461,613
Series K022, Class A2, 2.36%, 07/25/22	1,600	1,647,174
Series K023, Class A2, 2.31%, 08/25/22	1,000	1,029,751
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,222,311
Series K026, Class A2, 2.51%, 11/25/22	1,000	1,037,265
Series K027, Class A2, 2.64%, 01/25/23	1,000	1,042,355
Series K028, Class A2, 3.11%, 02/25/23	1,710	1,805,307
Series K029, Class A2, 3.32%, 02/25/23	1,000	1,062,312
Series K031, Class A2, 3.30%, 04/25/23(a)	1,000	1,066,352
Series K032, Class A1, 3.02%, 02/25/23	283	289,458
Series K032, Class A2, 3.31%, 05/25/23(a)	180	192,319
Series K033, Class A2, 3.06%, 07/25/23(a)	500	531,250
Series K034, Class A2, 3.53%, 07/25/23(a)	1,771	1,907,371
Series K036, Class A2, 3.53%, 10/25/23(a)	650	702,713
Series K038, Class A1, 2.60%, 10/25/23	355	361,122
Series K040, Class A2, 3.24%, 09/25/24	2,250	2,452,678
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,361,864
Series K043, Class A2, 3.06%, 12/25/24	1,500	1,630,615
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,346,285
Series K046, Class A2, 3.21%, 03/25/25	1,285	1,410,139
Series K048, Class A1, 2.69%, 12/25/24	371	383,129
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,103,242
Series K049, Class A2, 3.01%, 07/25/25	1,000	1,091,909
Series K050, Class A2, 3.33%, 08/25/25(a)	1,050	1,163,471
Series K051, Class A2, 3.31%, 09/25/25	1,130	1,252,582
Series K052, Class A1, 2.60%, 01/25/25	331	341,863
Series K052, Class A2, 3.15%, 11/25/25	800	881,135
Series K054, Class A2, 2.75%, 01/25/26	700	757,398
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,672,477
Series K057, Class A1, 2.21%, 06/25/25	884	914,614
Series K058, Class A1, 2.34%, 07/25/26	1,323	1,385,281
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,652,176
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,331,562
Series K060, Class A2, 3.30%, 10/25/26	2,341	2,626,156
Series K061, Class A1, 3.01%, 08/25/26	894	951,633
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,462,136
Series K062, Class A2, 3.41%, 12/25/26	1,000	1,129,388
Series K063, Class A2, 3.43%, 01/25/27(a)	700	791,087
Series K064, Class A1, 2.89%, 10/25/26	1,151	1,236,265
Series K064, Class A2, 3.22%, 03/25/27	325	363,765
Series K065, Class A1, 2.86%, 10/25/26	1,108	1,181,681
Series K065, Class A2, 3.24%, 04/25/27	2,570	2,882,815
Series K066, Class A2, 3.12%, 06/25/27	610	680,280
Series K067, Class A1, 2.90%, 03/25/27	937	1,006,389
Series K067, Class A2, 3.19%, 07/25/27	1,600	1,793,237
Series K069, Class A2, 3.19%, 09/25/27(a)	1,179	1,318,946
Series K070, Class A2, 3.30%, 11/25/27(a)	1,500	1,691,356
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,126,432
Series K072, Class A2, 3.44%, 12/25/27	1,450	1,650,093

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K073, Class A2, 3.35%, 01/25/28	$1,297	$1,468,346
Series K074, Class A1, 3.60%, 09/25/27	970	1,078,564
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,154,261
Series K076, Class A1, 3.73%, 12/25/27	1,074	1,199,310
Series K076, Class A2, 3.90%, 04/25/28	1,000	1,173,570
Series K077, Class A2, 3.85%, 05/25/28(a)	1,450	1,697,238
Series K078, Class A2, 3.85%, 06/25/28	1,000	1,171,989
Series K079, Class A2, 3.93%, 06/25/28	1,000	1,178,634
Series K080, Class A2, 3.93%, 07/25/28(a)	700	825,488
Series K081, Class A2, 3.90%, 08/25/28(a)	500	588,784
Series K082, Class A2, 3.92%, 09/25/28(a)	1,000	1,179,825
Series K083, Class A2, 4.05%, 09/25/28(a)	1,185	1,411,329
Series K084, Class A2, 3.78%, 10/25/28(a)	1,000	1,168,750
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	2,383,119
Series K087, Class A2, 3.77%, 12/25/28	1,800	2,112,536
Series K088, Class A1, 3.48%, 09/25/28	347	388,306
Series K088, Class A2, 3.69%, 01/25/29	2,000	2,340,635
Series K089, Class A2, 3.56%, 01/25/29	1,400	1,626,111
Series K090, Class A2, 3.42%, 02/25/29	500	576,141
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,741,258
Series K092, Class A2, 3.30%, 04/25/29	2,000	2,297,511
Series K094, Class A2, 2.90%, 06/25/29	1,420	1,595,121
Series K096, Class A2, 2.52%, 07/25/29	1,215	1,329,103
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,112,047
Series K101, Class A2, 2.52%, 10/25/29	250	275,144
Series K102, Class A1, 2.18%, 05/25/29	996	1,053,801
Series K102, Class A2, 2.54%, 10/25/29	1,000	1,102,411
Series K103, Class A2, 2.65%, 11/25/29	5,000	5,569,616
Series K106, Class A2, 2.07%, 01/25/30	2,000	2,139,386
Series K108, Class A2, 1.52%, 03/25/30	3,000	3,089,799
Series K1510, Class A2, 3.72%, 01/25/31	250	291,353
Series K1510, Class A3, 3.79%, 01/25/34	500	594,423
Series K-1512, Class A2, 2.99%, 05/25/31	230	260,062
Series K-1512, Class A3, 3.06%, 04/25/34	450	508,372
Series K-1513, Class A3, 2.80%, 08/25/34	1,000	1,108,301
Series K-1514, Class A2, 2.86%, 10/25/34	500	562,861
Series K152, Class A2, 3.08%, 01/25/31	250	284,478
Series K153, Class A3, 3.12%, 10/25/31(a)	500	564,706
Series K154, Class A2, 3.42%, 04/25/32	500	577,291
Series K154, Class A3, 3.46%, 11/25/32	345	393,823
Series K157, Class A2, 3.99%, 05/25/33(a)	1,076	1,279,716
Series K159, Class A1, 3.95%, 12/25/29	800	926,972
Series K159, Class A2, 3.95%, 11/25/30(a)	833	986,855
Series K159, Class A3, 3.95%, 11/25/33(a)	1,000	1,162,924
Series K717, Class A2, 2.99%, 09/25/21	1,241	1,258,941
Series K720, Class A1, 2.32%, 11/25/21	329	330,787
Series K720, Class A2, 2.72%, 06/25/22	800	819,422
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,036,149
Series K723, Class A2, 2.45%, 08/25/23	455	474,449
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,487,378
Series K729, Class A1, 2.95%, 02/25/24	924	946,844
Series K729, Class A2, 3.14%, 10/25/24	1,000	1,079,322
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,095,429
Series K733, Class A2, 3.75%, 08/25/25	1,000	1,115,758
Series K734, Class A2, 3.21%, 02/25/26	1,950	2,149,074
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,092,652

		171,026,711

Total U.S. Government Agency Obligations — 40.4% (Cost: $159,767,257)		171,026,711

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(b)(c)	4,668	$4,668,000

Total Short-Term Investments — 1.1% (Cost: $4,668,000)		4,668,000

Total Investments in Securities — 100.5% (Cost: $410,096,787)		424,992,285

Other Assets, Less Liabilities — (0.5)%		(1,999,817)

Net Assets — 100.0%		$422,992,468

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,061	1,607	4,668	$4,668,000	$7,353	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$249,297,574	$—	$249,297,574
U.S. Government Agency Obligations	—	171,026,711	—	171,026,711
Money Market Funds	4,668,000	—	—	4,668,000

	$4,668,000	$420,324,285	$—	$424,992,285

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) April 30, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 99.6%
Government National Mortgage Association
2.50%, 01/15/28	$7	$7,024
2.50%, 02/20/28	14	14,599
2.50%, 01/20/31	222	230,996
2.50%, 04/20/43	28	29,621
2.50%, 01/20/47	351	372,926
2.50%, 05/01/50(a)	8,017	8,464,198
3.00%, 07/15/27	10	10,943
3.00%, 09/15/27	13	13,509
3.00%, 01/20/31	289	304,616
3.00%, 07/20/31	474	499,388
3.00%, 02/20/32	388	409,275
3.00%, 09/15/42	7	7,243
3.00%, 10/15/42	47	67,711
3.00%, 01/20/43	747	803,791
3.00%, 07/15/43	121	130,063
3.00%, 09/20/43	1,558	1,676,029
3.00%, 01/15/44	2,793	3,000,560
3.00%, 08/20/44	861	923,116
3.00%, 05/20/45	856	916,501
3.00%, 07/20/45	226	242,399
3.00%, 10/20/45	362	387,118
3.00%, 11/20/45	5,586	5,981,634
3.00%, 02/20/46	1,253	1,341,389
3.00%, 04/20/46	4,261	4,555,602
3.00%, 05/20/46	1,052	1,124,970
3.00%, 06/20/46	1,208	1,292,005
3.00%, 07/20/46	1,880	2,010,194
3.00%, 08/20/46	1,192	1,274,147
3.00%, 09/20/46	1,548	1,655,425
3.00%, 12/15/46	348	372,130
3.00%, 12/20/46	1,329	1,420,642
3.00%, 02/15/47	276	294,763
3.00%, 02/20/47	841	899,604
3.00%, 06/20/47	185	197,572
3.00%, 07/20/47	3,380	3,603,964
3.00%, 01/20/48	165	175,511
3.00%, 02/20/48	161	171,907
3.00%, 12/20/49	9,913	10,561,366
3.00%, 01/20/50	3,075	3,276,368
3.00%, 02/20/50	3,085	3,287,521
3.00%, 04/20/50	13,825	14,730,932
3.00%, 05/01/50(a)	24,263	25,828,366
3.50%, 02/15/26	6	6,314
3.50%, 11/15/26	4	4,562
3.50%, 02/20/27	12	12,737
3.50%, 01/20/31	85	89,863
3.50%, 07/20/32	275	290,236
3.50%, 09/15/41	10	10,656
3.50%, 09/15/42	16	28,050
3.50%, 09/20/42	268	290,904
3.50%, 10/15/42	11	12,054
3.50%, 10/20/42	628	682,417
3.50%, 11/15/42	55	59,631
3.50%, 11/20/42	2,052	2,231,395
3.50%, 12/20/42	211	229,422
3.50%, 03/15/43	11	791,816
3.50%, 05/15/43	21	64,974

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/15/43	$170	$184,906
3.50%, 04/20/45	820	881,821
3.50%, 11/20/45	32	34,002
3.50%, 12/20/45	215	231,063
3.50%, 03/20/46	1,154	1,239,212
3.50%, 04/20/46	180	193,704
3.50%, 06/20/46	1,828	1,962,072
3.50%, 07/20/46	10,914	11,717,038
3.50%, 11/20/46	31	33,577
3.50%, 12/20/46	408	437,828
3.50%, 01/20/47	161	172,856
3.50%, 02/20/47	415	446,018
3.50%, 03/20/47	893	954,335
3.50%, 04/20/47	233	254,912
3.50%, 08/20/47	50	1,103,843
3.50%, 10/20/47	500	538,824
3.50%, 12/15/47	663	712,302
3.50%, 12/20/47	780	840,181
3.50%, 01/20/48	1,199	1,281,574
3.50%, 02/20/48	515	550,641
3.50%, 04/20/48	66	228,418
3.50%, 10/20/49	7,231	7,672,805
3.50%, 11/20/49	5,573	5,913,932
3.50%, 12/20/49	11,146	11,827,404
3.50%, 01/20/50	7,152	7,588,714
3.50%, 04/20/50	15,300	16,235,041
3.50%, 05/01/50(a)	21,523	22,831,195
4.00%, 03/20/26	4	4,475
4.00%, 07/20/26	3	3,628
4.00%, 02/15/41	15	15,994
4.00%, 03/15/41	19	20,286
4.00%, 04/15/41	46	63,673
4.00%, 05/15/41	10	10,731
4.00%, 12/15/41	16	17,735
4.00%, 01/15/42	12	13,627
4.00%, 02/15/42	9	35,487
4.00%, 03/15/42	67	79,993
4.00%, 05/15/42	13	14,250
4.00%, 08/15/42	18	19,428
4.00%, 09/20/42	359	395,438
4.00%, 04/15/44	103	110,827
4.00%, 05/15/44	89	96,126
4.00%, 08/20/44	60	65,518
4.00%, 10/20/44	652	709,642
4.00%, 08/15/45	5,455	5,924,733
4.00%, 09/20/45	1,730	1,874,399
4.00%, 10/20/45	15	16,328
4.00%, 01/20/46	25	27,089
4.00%, 03/20/46	289	312,739
4.00%, 07/20/46	29	31,427
4.00%, 09/20/46	833	894,446
4.00%, 11/20/46	342	366,624
4.00%, 12/15/46	56	60,283
4.00%, 06/20/47	6,279	6,712,591
4.00%, 07/20/47	1,328	1,419,990
4.00%, 08/20/47	24	25,278
4.00%, 11/20/47	378	404,461
4.00%, 03/20/48	1,134	1,212,087
4.00%, 04/20/48	125	1,010,535
4.00%, 05/20/48	1,000	4,202,095

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/48	$1,700	$1,814,141
4.00%, 11/20/48	1,683	1,835,928
4.00%, 11/20/49	6,667	7,085,336
4.00%, 05/01/50(a)	13,025	13,856,348
4.50%, 04/15/24	7	6,755
4.50%, 07/20/24	3	3,318
4.50%, 08/15/39	196	218,137
4.50%, 07/15/40	49	54,411
4.50%, 08/15/40	91	101,839
4.50%, 11/20/45	468	517,029
4.50%, 08/20/46	837	924,979
4.50%, 09/20/46	129	142,911
4.50%, 10/20/46	139	154,414
4.50%, 11/20/46	152	169,160
4.50%, 04/20/47	19	20,273
4.50%, 06/20/47	22	24,223
4.50%, 02/20/48	1,313	1,411,419
4.50%, 06/20/48	103	110,113
4.50%, 07/20/48	639	686,195
4.50%, 08/20/48	522	560,447
4.50%, 10/20/48	517	555,056
4.50%, 12/20/48	13	3,010,387
4.50%, 03/20/49	81	86,683
4.50%, 06/20/49	2,946	3,152,086
4.50%, 08/20/49	997	1,067,226
4.50%, 05/01/50(a)	9,484	10,146,398
5.00%, 07/15/39	40	46,156
5.00%, 07/20/42	215	246,188
5.00%, 07/20/46	97	110,782
5.00%, 04/20/48	173	186,892
5.00%, 05/20/48	1,022	1,104,800
5.00%, 11/20/48	287	309,304
5.00%, 12/20/48	279	300,675
5.00%, 01/20/49	863	929,978
5.00%, 04/20/49	52	55,896
5.00%, 05/01/50(a)	6,987	7,533,712
5.50%, 10/15/38	27	31,189
5.50%, 07/20/40	356	414,629
5.50%, 05/01/50(a)	905	980,398

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 09/20/38	$35	$41,145
6.00%, 05/01/50(a)	200	221,672

		289,841,478

Total U.S. Government & Agency Obligations — 99.6% (Cost: $282,790,214)		289,841,478

Short-Term Investments

Money Market Funds — 40.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(b)(c)	118,604	118,604,000

Total Short-Term Investments — 40.8% (Cost: $118,604,000)		118,604,000

Total Investments Before TBA Sales Commitments — 140.4% (Cost: $401,394,214)		408,445,478

TBA Sale Commitments(a)

Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
3.50%, 05/20/50	(150)	(159,117)
4.00%, 05/20/50	(50)	(53,191)
4.50%, 05/20/50	(50)	(53,493)

		(265,801)

Total TBA Sale Commitments — (0.1)% (Proceeds: $(265,234))		(265,801)

Total Investments, Net of TBA Sales Commitments — 140.3% (Cost: $401,128,980)		408,179,677

Other Assets, Less Liabilities — (40.3)%		(117,171,154)

Net Assets — 100.0%		$291,008,523

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	66,232	52,372	118,604	$118,604,000	$385,234	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® GNMA Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$289,841,478	$—	$289,841,478
Money Market Funds	118,604,000	—	—	118,604,000

	118,604,000	289,841,478	—	408,445,478

Liabilities
TBA Sales Commitments	—	(265,801)	—	(265,801)

	$118,604,000	$289,575,677	$—	$408,179,677

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.0%
U.S. Treasury Floating Rate Note 0.17%, 07/31/20,
(3 mo.Treasury money market yield + 0.043%)(a)	$69,199	$69,204,537
0.17%, 10/31/20,
(3 mo.Treasury money market yield + 0.045%)(a)	60,794	60,801,016
0.24%, 01/31/21,
(3 mo.Treasury money market yield + 0.115%)(a)	207,970	208,095,597
0.26%, 04/30/21,
(3 mo.Treasury money market yield + 0.139%)(a)	47,754	47,793,965
0.35%, 07/31/21,
(3 mo.Treasury money market yield + 0.220%)(a)	32,285	32,350,067
0.43%, 10/31/21,
(3 mo.Treasury money market yield + 0.300%)(a)	97,948	98,288,869

		516,534,051

Total U.S. Government Obligations — 96.0% (Cost: $516,046,635)		516,534,051

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(b)(c)	21,668	$21,668,000

Total Short-Term Investments — 4.0% (Cost: $21,668,000)		21,668,000

Total Investments in Securities — 100.0% (Cost: $537,714,635)		538,202,051

Other Assets, Less Liabilities — (0.0)%		(45,205)

Net Assets — 100.0%		$538,156,846

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,581	18,087	21,668	$21,668,000	$45,653	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$516,534,051	$—	$516,534,051
Money Market Funds	21,668,000	—	—	21,668,000

	$21,668,000	$516,534,051	$—	$538,202,051

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) April 30, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$35,000	$34,954,883
0.25%, 04/15/23	110,865	110,903,976
0.38%, 03/31/22(a)	32,656	32,767,854
0.50%, 03/31/25(a)	40,205	40,501,826
0.50%, 04/30/27	34,615	34,579,844
0.63%, 03/31/27	60	60,473
1.13%, 02/28/21	1,593	1,605,943
1.13%, 08/31/21	222,251	225,046,500
1.13%, 02/28/22	261	265,415
1.13%, 02/28/25	102,628	106,516,639
1.13%, 02/28/27	1,779	1,853,287
1.25%, 03/31/21	5,314	5,367,555
1.38%, 05/31/20	850	850,888
1.38%, 09/30/20	612	615,299
1.38%, 10/31/20	33	33,209
1.38%, 04/30/21	15,686	15,875,948
1.38%, 10/15/22	42,896	44,102,450
1.38%, 02/15/23	10,207	10,531,551
1.38%, 06/30/23	119,307	123,529,349
1.38%, 08/31/23	1,296	1,343,638
1.50%, 05/31/20	376	376,431
1.50%, 06/15/20	39	39,067
1.50%, 02/28/23	82,128	85,057,018
1.50%, 09/30/24	225	236,514
1.50%, 08/15/26	5,152	5,478,048
1.50%, 02/15/30	106,422	115,260,015
1.63%, 11/30/20	234	236,047
1.63%, 06/30/21	2,900	2,949,617
1.63%, 08/15/22	2,000	2,064,766
1.63%, 08/31/22	4,000	4,130,625
1.63%, 11/15/22	84,364	87,336,513
1.63%, 04/30/23	56,628	58,955,057
1.63%, 05/31/23	54,322	56,596,734
1.63%, 02/15/26	94,800	101,187,890
1.63%, 05/15/26	189,959	203,129,986
1.63%, 11/30/26	2,990	3,208,760
1.63%, 08/15/29(a)	4,438	4,848,489
1.75%, 11/30/21	275,221	281,908,012
1.75%, 02/28/22	257,544	264,827,666
1.75%, 05/31/22	1,000	1,031,914
1.75%, 06/30/22	1,272	1,314,334
1.75%, 07/15/22	34,672	35,847,597
1.75%, 09/30/22	26,645	27,626,701
1.75%, 01/31/23	92,354	96,181,640
1.75%, 05/15/23	27,024	28,246,414
1.75%, 07/31/24	313	331,299
1.75%, 12/31/26	225	243,466
1.75%, 11/15/29(a)	63	69,109
1.88%, 01/31/22	149,265	153,614,675
1.88%, 02/28/22	52,200	53,792,508
1.88%, 03/31/22	46,517	47,999,729
1.88%, 04/30/22	185,823	191,978,387
1.88%, 05/31/22	3,000	3,104,062
1.88%, 07/31/22	69,804	72,410,743
1.88%, 08/31/22	290,921	302,136,954
1.88%, 09/30/22	311,794	324,192,682
1.88%, 10/31/22	25,664	26,715,622

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 06/30/26	$288	$311,982
1.88%, 07/31/26	5,222	5,671,990
2.00%, 07/31/20(a)	447	449,022
2.00%, 11/30/20(a)	157	159,122
2.00%, 02/28/21	3,857	3,916,365
2.00%, 08/31/21	92,723	94,997,611
2.00%, 12/31/21	52,200	53,753,765
2.00%, 07/31/22	1,000	1,040,234
2.00%, 10/31/22	41,147	42,961,647
2.00%, 11/30/22	5,409	5,654,729
2.00%, 04/30/24	17,490	18,665,643
2.00%, 02/15/25	275,715	297,244,465
2.00%, 08/15/25	277,317	300,553,022
2.00%, 11/15/26	171,787	188,435,576
2.00%, 02/15/50	362,675	427,800,780
2.13%, 08/31/20(a)	228	229,550
2.13%, 01/31/21	93	94,293
2.13%, 06/30/21	222,168	227,253,461
2.13%, 08/15/21	195,477	200,371,560
2.13%, 09/30/21	185,114	190,234,073
2.13%, 12/31/21	88,546	91,378,677
2.13%, 05/15/22	21,448	22,281,623
2.13%, 06/30/22	164,266	171,080,473
2.13%, 12/31/22	107,857	113,275,655
2.13%, 11/30/23	17,428	18,570,351
2.13%, 02/29/24	97,675	104,424,495
2.13%, 09/30/24	20,512	22,120,910
2.13%, 05/15/25	185,655	201,856,734
2.25%, 03/31/21	41,056	41,846,649
2.25%, 04/30/21	354,060	361,473,335
2.25%, 04/15/22	97,553	101,443,688
2.25%, 12/31/23	69,995	74,982,144
2.25%, 01/31/24	99,275	106,511,216
2.25%, 04/30/24	150	161,561
2.25%, 10/31/24	72,118	78,273,384
2.25%, 11/15/24	348,984	378,920,175
2.25%, 11/15/25	99,895	109,888,512
2.25%, 03/31/26	40	44,205
2.25%, 02/15/27	377,902	422,084,169
2.25%, 08/15/27	451,405	507,301,632
2.25%, 11/15/27	165,845	186,926,019
2.38%, 12/31/20	97	98,440
2.38%, 03/15/21	38	38,229
2.38%, 04/15/21	63	63,831
2.38%, 01/31/23	170	179,968
2.38%, 08/15/24	612,627	665,992,776
2.38%, 04/30/26	235	261,667
2.38%, 05/15/27	653,843	738,306,801
2.38%, 05/15/29	38	43,362
2.50%, 12/31/20	250	253,945
2.50%, 02/28/21	850	866,535
2.50%, 02/15/22	21,666	22,553,798
2.50%, 03/31/23	43,496	46,347,027
2.50%, 08/15/23	1,219	1,308,032
2.50%, 01/31/24	21,631	23,405,418
2.50%, 02/15/45	97,276	122,780,804
2.50%, 02/15/46	67,004	85,032,771
2.50%, 05/15/46	191,130	243,041,206
2.63%, 08/15/20(a)	640	644,800
2.63%, 11/15/20	368	372,467

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 06/15/21	$145	$149,021
2.63%, 07/15/21	63	64,346
2.63%, 12/15/21	46	47,811
2.63%, 02/28/23	20,898	22,302,901
2.63%, 06/30/23	41,122	44,188,480
2.63%, 12/31/23	72,662	78,826,917
2.63%, 03/31/25	238	263,755
2.63%, 02/15/29	162	190,477
2.75%, 09/15/21	10,544	10,915,099
2.75%, 05/31/23	225	242,200
2.75%, 07/31/23	150	162,053
2.75%, 08/31/23	18,916	20,469,920
2.75%, 02/15/24	21,518	23,501,396
2.75%, 06/30/25	310	347,527
2.75%, 02/15/28	97,627	114,021,472
2.75%, 08/15/42	66,818	86,975,243
2.75%, 11/15/42	77,254	100,551,430
2.75%, 08/15/47	119,198	159,642,179
2.88%, 10/15/21	129,359	134,453,030
2.88%, 11/15/21	10,544	10,975,233
2.88%, 10/31/23	43,389	47,297,945
2.88%, 11/30/23	60,329	65,885,867
2.88%, 04/30/25	56,526	63,561,399
2.88%, 05/31/25	166,020	186,908,688
2.88%, 07/31/25	200	225,812
2.88%, 11/30/25	5,449	6,186,105
2.88%, 05/15/28	97,512	115,250,567
2.88%, 08/15/28	75,763	89,898,128
2.88%, 05/15/43	11,734	15,588,018
2.88%, 08/15/45	127,446	171,748,690
2.88%, 11/15/46	290,886	396,445,801
2.88%, 05/15/49	13,032	18,098,190
3.00%, 09/30/25	213	242,001
3.00%, 10/31/25	16,687	19,029,046
3.00%, 11/15/44	5,944	8,130,045
3.00%, 11/15/45(a)	1,251	1,726,834
3.00%, 05/15/47	336	469,547
3.00%, 02/15/48	105,873	148,627,495
3.00%, 08/15/48	16,676	23,519,023
3.00%, 02/15/49	10,368	14,690,565
3.13%, 05/15/21	10,262	10,578,679
3.13%, 11/15/28	82,148	99,565,943
3.13%, 11/15/41	117,439	161,432,613
3.13%, 02/15/42	515	710,013
3.13%, 02/15/43	36,687	50,558,858
3.13%, 08/15/44	2,067	2,876,705
3.38%, 05/15/44	38,184	55,075,175
3.50%, 05/15/20(a)	140,223	140,406,775
3.63%, 02/15/21	2,339	2,403,791
3.75%, 11/15/43	236,380	358,244,365
3.88%, 08/15/40	1,116	1,683,460
4.25%, 05/15/39	737	1,155,104
4.25%, 11/15/40	22,284	35,227,000

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 02/15/38	$23,318	$36,648,584
4.38%, 11/15/39	82,090	130,854,181
4.38%, 05/15/40	19,648	31,411,473
4.38%, 05/15/41	5,835	9,412,006
4.50%, 02/15/36(a)	24,132	37,343,327
4.50%, 05/15/38	16,909	26,969,673
4.63%, 02/15/40	500	820,352
4.75%, 02/15/37	33	53,229
5.00%, 05/15/37	1,449	2,401,548
5.25%, 11/15/28	13	17,408
5.25%, 02/15/29	752	1,054,856
5.38%, 02/15/31(a)	3	4,493
5.50%, 08/15/28	10,675	14,964,599
6.25%, 05/15/30	4	6,205
6.38%, 08/15/27	63	88,862
6.63%, 02/15/27	13	17,650
7.13%, 02/15/23	149,625	178,468,845
7.25%, 08/15/22	952	1,105,533
7.50%, 11/15/24	63	82,739
7.63%, 02/15/25	755	1,017,274
7.88%, 02/15/21	225	238,746
8.00%, 11/15/21	150	168,041
8.13%, 05/15/21	65	69,859
8.13%, 08/15/21	125	137,876
8.75%, 08/15/20	40	41,003
U.S. Treasury STRIPS Coupon 0.00%, 08/15/25(b)	35,119	34,199,064
0.00%, 02/15/27(b)	67,976	65,193,311
0.00%, 08/15/36(b)	30,825	25,886,910

		14,282,624,376

Total U.S. Government Obligations — 99.1% (Cost: $13,380,030,831)		14,282,624,376

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)(e)	460,468	460,468,045

Total Short-Term Investments — 3.2% (Cost: $460,468,045)		460,468,045

Total Investments in Securities — 102.3% (Cost: $13,840,498,876)		14,743,092,421

Other Assets, Less Liabilities — (2.3)%		(335,033,023)

Net Assets — 100.0%		$14,408,059,398

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® U.S. Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	427,744	32,724	460,468	$460,468,045	$3,418,212	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(109,663)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,282,624,376	$—	$14,282,624,376
Money Market Funds	460,468,045	—	—	460,468,045

	$460,468,045	$14,282,624,376	$—	$14,743,092,421

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$420,324,285	$289,841,478	$516,534,051	$14,282,624,376
Affiliated(c)	4,668,000	118,604,000	21,668,000	460,468,045
Cash	4,175	—	7,617	9,770
Receivables:
Investments sold	3,419,832	80	—	175,402,597
Securities lending income — Affiliated	—	—	4,365	25,921
TBA sale commitments	—	265,234	—	—
Capital shares sold	—	—	2,867	78,094
Dividends	425	13,037	5,069	78,207
Interest	1,121,532	680,833	3,812	81,155,084

Total assets	429,538,249	409,404,662	538,225,781	14,999,842,094

LIABILITIES
Bank overdraft	—	366,162	—	—
Collateral on securities loaned, at value	—	—	—	145,643,045
TBA sale commitments at value(d)	—	265,801	—	—
Payables:
Investments purchased	6,461,463	117,739,051	—	441,673,366
Capital shares redeemed	—	—	436	2,492,976
Investment advisory fees	84,318	25,125	68,499	1,973,309

Total liabilities	6,545,781	118,396,139	68,935	591,782,696

NET ASSETS	$422,992,468	$291,008,523	$538,156,846	$14,408,059,398

NET ASSETS CONSIST OF:
Paid-in capital	$405,524,380	$286,776,354	$537,607,123	$12,830,424,845
Accumulated earnings	17,468,088	4,232,169	549,723	1,577,634,553

NET ASSETS	$422,992,468	$291,008,523	$538,156,846	$14,408,059,398

Shares outstanding	7,900,000	5,650,000	10,700,000	512,800,000

Net asset value	$53.54	$51.51	$50.30	$28.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$141,402,156
(b) Investments, at cost — Unaffiliated	$405,428,787	$282,790,214	$516,046,635	$13,380,030,831
(c) Investments, at cost — Affiliated	$4,668,000	$118,604,000	$21,668,000	$460,468,045
(d) Proceeds from TBA sale commitments	$—	$265,234	$—	$—

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$7,353	$385,234	$38,999	$3,382,290
Interest — Unaffiliated	6,285,353	2,367,829	3,024,997	146,479,360
Securities lending income — Affiliated — net	—	—	6,654	35,922

Total investment income	6,292,706	2,753,063	3,070,650	149,897,572

EXPENSES
Investment advisory fees	527,238	150,405	368,449	12,003,959

Total expenses	527,238	150,405	368,449	12,003,959
Less:
Investment advisory fees waived	—	(26,407)	—	—

Total expenses after fees waived	527,238	123,998	368,449	12,003,959

Net investment income	5,765,468	2,629,065	2,702,201	137,893,613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,023,794	307,844	10,982	118,600,575
In-kind redemptions — Unaffiliated	—	—	95,006	573,495,356
Futures contracts	—	—	—	(109,663)

Net realized gain	3,023,794	307,844	105,988	691,986,268

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,205,669)	3,872,097	865,074	459,163,502

Net change in unrealized appreciation (depreciation)	(1,205,669)	3,872,097	865,074	459,163,502

Net realized and unrealized gain	1,818,125	4,179,941	971,062	1,151,149,770

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,583,593	$6,809,006	$3,673,263	$1,289,043,383

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,765,468	$9,946,639	$2,629,065	$3,541,147
Net realized gain (loss)	3,023,794	(201,219)	307,844	1,151,409
Net change in unrealized appreciation (depreciation)	(1,205,669)	27,067,625	3,872,097	5,466,143

Net increase in net assets resulting from operations	7,583,593	36,813,045	6,809,006	10,158,699

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,771,738)	(9,716,210)	(1,995,158)	(3,459,842)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(843,537)	83,937,402	107,442,114	69,570,572

NET ASSETS
Total increase in net assets	968,318	111,034,237	112,255,962	76,269,429
Beginning of period	422,024,150	310,989,913	178,752,561	102,483,132

End of period	$422,992,468	$422,024,150	$291,008,523	$178,752,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,702,201	$12,033,736	$137,893,613	$212,098,725
Net realized gain (loss)	105,988	(109,191)	691,986,268	75,404,171
Net change in unrealized appreciation (depreciation).	865,074	(403,634)	459,163,502	699,270,325

Net increase in net assets resulting from operations	3,673,263	11,520,911	1,289,043,383	986,773,221

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,487,851)	(11,667,888)	(142,680,401)	(199,715,190)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	30,141,266	201,064,332	(1,957,514,877)	7,684,957,730

NET ASSETS
Total increase (decrease) in net assets	30,326,678	200,917,355	(811,151,895)	8,472,015,761
Beginning of period	507,830,168	306,912,813	15,219,211,293	6,747,195,532

End of period	$538,156,846	$507,830,168	$14,408,059,398	$15,219,211,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$53.42		$49.36	$51.60	$52.43	$51.45	$51.46

Net investment income(a)	0.72		1.45	1.37	1.28	1.20	1.17
Net realized and unrealized gain (loss)(b)	0.12		4.04	(2.26)	(0.88)	0.97	(0.03)

Net increase (decrease) from investment operations	0.84		5.49	(0.89)	0.40	2.17	1.14

Distributions(c)
From net investment income		(0.72)	(1.43)	(1.35)	(1.23)	(1.19)	(1.15)

Total distributions		(0.72)	(1.43)	(1.35)	(1.23)	(1.19)	(1.15)

Net asset value, end of period	$53.54		$53.42	$49.36	$51.60	$52.43	$51.45

Total Return
Based on net asset value	1.61	%(d)	11.27%	(1.74)%	0.80%	4.27%	2.22%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.73	%(e)	2.81%	2.72%	2.49%	2.29%	2.28%

Supplemental Data
Net assets, end of period (000)	$422,992		$422,024	$310,990	$250,247	$246,412	$169,782

Portfolio turnover rate(f)	20	%(d)	21%	13%	19%	61%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$50.35		$47.67	$49.74		$50.83	$50.26	$50.32

Net investment income(a)	0.66		1.34	1.12		0.80	0.53	0.57
Net realized and unrealized gain (loss)(b)	1.02		2.69	(2.05)		(0.72)	0.83	0.27

Net increase (decrease) from investment operations	1.68		4.03	(0.93)		0.08	1.36	0.84

Distributions(c)
From net investment income		(0.52)	(1.35)	(1.14)		(0.79)	(0.54)	(0.59)
From net realized gain	—		—	—		(0.26)	(0.25)	(0.31)
Return of capital	—		—	(0.00	)(d)	(0.12)	—	—

Total distributions		(0.52)	(1.35)	(1.14)		(1.17)	(0.79)	(0.90)

Net asset value, end of period	$51.51		$50.35	$47.67		$49.74	$50.83	$50.26

Total Return
Based on net asset value	3.36	%(e)	8.55%	(1.90)%		0.18%	2.71%	1.68%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%		0.15%	0.15%	0.15%

Total expenses after fees waived	0.12	%(f)	0.13%	0.12%		0.12%	0.10%	0.11%

Net investment income	2.62	%(f)	2.71%	2.31%		1.60%	1.05%	1.13%

Supplemental Data
Net assets, end of period (000)	$291,009		$178,753	$102,483		$126,827	$175,375	$60,309

Portfolio turnover rate(g)(h)	331	%(e)	529%	834%		917%	1,233%	1,071%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$50.28		$50.31	$50.24	$50.14	$50.08	$50.10

Net investment income(a)	0.28		1.08	0.92	0.39	0.14	0.05
Net realized and unrealized gain (loss)(b)	0.10		(0.04)	(0.07)	0.01	0.06	(0.02)

Net increase from investment operations	0.38		1.04	0.85	0.40	0.20	0.03

Distributions(c)
From net investment income		(0.36)	(1.07)	(0.78)	(0.30)	(0.14)	(0.05)

Total distributions		(0.36)	(1.07)	(0.78)	(0.30)	(0.14)	(0.05)

Net asset value, end of period	$50.30		$50.28	$50.31	$50.24	$50.14	$50.08

Total Return
Based on net asset value	0.76	%(d)	2.09%	1.70%	0.80%	0.40%	0.05%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15	%(e)	0.15%	0.15%	0.15%	0.11%	0.00%

Net investment income	1.10	%(e)	2.15%	1.83%	0.77%	0.29%	0.10%

Supplemental Data
Net assets, end of period (000)	$538,157		$507,830	$306,913	$25,122	$20,056	$15,025

Portfolio turnover rate(f)	17	%(d)	20%	17%	68%	25%	62%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$26.28		$24.17	$25.16	$25.74	$25.28	$25.01

Net investment income(a)	0.23		0.53	0.48	0.40	0.36	0.33
Net realized and unrealized gain (loss)(b)	1.83		2.10	(1.00)	(0.61)	0.45	0.25

Net increase (decrease) from investment operations	2.06		2.63	(0.52)	(0.21)	0.81	0.58

Distributions(c)
From net investment income		(0.24)	(0.52)	(0.47)	(0.37)	(0.35)	(0.31)

Total distributions		(0.24)	(0.52)	(0.47)	(0.37)	(0.35)	(0.31)

Net asset value, end of period	$28.10		$26.28	$24.17	$25.16	$25.74	$25.28

Total Return
Based on net asset value	7.88	%(d)	10.99%	(2.10)%	(0.82)%	3.23%	2.32%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.72	%(e)	2.09%	1.95%	1.58%	1.39%	1.30%

Supplemental Data
Net assets, end of period (000)	$14,408,059		$15,219,211	$6,747,196	$5,211,634	$2,635,596	$1,519,361

Portfolio turnover rate(f)	28	%(d)	22%	27%	47%	48%	36%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Treasury Bond
Barclays Capital Inc.	$1,482,493	$1,482,493		$—	$—
Deutsche Bank Securities Inc.	32,767,854	32,767,854		—	—
Goldman Sachs & Co.	39,061,373	39,061,373		—	—
JPMorgan Securities LLC	32,517,665	32,517,665		—	—
Morgan Stanley & Co. LLC	35,572,771	35,572,771		—	—

	$141,402,156	$141,402,156		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Investment Advisory Fee
CMBS	0.25%
GNMA Bond	0.15
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.15

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Treasury Floating Rate Bond	$2,403
U.S. Treasury Bond	12,131

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Treasury Bond	$2,233,507,320	$2,513,873,183	$31,318,446

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$40,046,256	$41,667,527	$43,855,335	$48,402,475
GNMA Bond	797,121,284	689,338,983	—	—
Treasury Floating Rate Bond	80,094,479	95,032,855	—	—
U.S. Treasury Bond	4,744,825,094	4,264,772,706	—	—

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
CMBS	$5,418,014	$—
Treasury Floating Rate Bond	130,208,170	103,295,705
U.S. Treasury Bond	4,336,045,480	6,223,583,513

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
CMBS	$1,335,672
GNMA Bond	3,841,584
Treasury Floating Rate Bond	28,282
U.S. Treasury Bond	32,785,575

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$410,102,401	$17,957,987	$(3,068,103)	$14,889,884
GNMA Bond	401,394,214	7,087,817	(36,553)	7,051,264
Treasury Floating Rate Bond	537,719,084	487,416	(4,449)	482,967
U.S. Treasury Bond	13,843,028,991	904,706,958	(4,643,528)	900,063,430

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel corona virus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	1,100,000	$59,063,128	2,350,000	$122,068,084
Shares redeemed	(1,100,000)	(59,906,665)	(750,000)	(38,130,682)

Net increase (decrease)	—	$(843,537)	1,600,000	$83,937,402

GNMA Bond
Shares sold	2,450,000	$125,131,889	2,200,000	$108,684,802
Shares redeemed	(350,000)	(17,689,775)	(800,000)	(39,114,230)

Net increase	2,100,000	$107,442,114	1,400,000	$69,570,572

Treasury Floating Rate Bond
Shares sold	2,700,000	$135,719,113	8,500,000	$427,257,234
Shares redeemed	(2,100,000)	(105,577,847)	(4,500,000)	(226,192,902)

Net increase	600,000	$30,141,266	4,000,000	$201,064,332

U.S. Treasury Bond
Shares sold	170,500,000	$4,571,525,429	402,200,000	$10,264,642,441
Shares redeemed	(236,900,000)	(6,529,040,306)	(102,100,000)	(2,579,684,711)

Net increase (decrease)	(66,400,000)	$(1,957,514,877)	300,100,000	$7,684,957,730

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares CMBS ETF, iShares GNMA Bond ETF , iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
CMBS	$0.721621	$—	$—	$0.721621	100%	—%	—%		100%
Treasury Floating Rate Bond(a)	0.357388	—	0.003938	0.361326	99	—	1		100
U.S. Treasury Bond(a)	0.236329	—	0.000071	0.236400	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	37

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

GLOSSARY OF TERMS USED IN THIS REPORT	39

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

•	iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.99%	4.90%	2.48%	2.00%	4.90%	13.01%	16.09%
Fund Market	2.13	5.06	2.45	2.03	5.06	12.89	16.31
Index	2.05	4.99	2.55	2.10	4.99	13.42	16.94

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.90	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	55.2%
Corporate Bonds & Notes	35.8
Foreign Government Obligations	6.8
Collaterized Mortgage Obligations	1.4
Asset-Backed Securities	0.7
Municipal Debt Obligations	0.1
Common Stocks	0.0	(b)
Preferred Stocks	0.0	(b)
Warrants	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	57.8%
Aa	4.0
A	16.2
Baa	12.3
Ba	3.6
B	2.6
Caa	0.9
Ca	0.1
Not Rated	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.47%	6.99%	4.73%	6.99%	22.98%
Fund Market	1.39	6.78	4.76	6.78	23.14
Index	1.61	7.25	4.84	7.25	23.51

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.70	$0.45		$1,000.00	$1,024.40	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Foreign Government Obligations	77.6%
Corporate Bonds & Notes	22.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	11.9%
France	11.4
Germany	10.0
China	9.7
United Kingdom	9.4
Italy	7.2
Canada	6.0
Spain	5.2
Supranational	2.9
Australia	2.7

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,183,709
Capital One Multi-Asset Execution Trust 1.66%, 06/17/24	2,470	2,499,019
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 11/15/21)	3,000	3,040,174
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 08/16/22)	1,645	1,671,467
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 12/16/23)	1,861	1,865,165
Honda Auto Receivables Owner Trust Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 10/21/22)	2,375	2,420,016
Nissan Auto Lease Trust
Series 2020-A, Class A3, 1.84%, 01/17/23 (Call 09/15/22)	2,000	2,013,099
Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 09/15/22)	1,870	1,867,842
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 01/15/22)	2,000	2,010,281
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 04/15/24)	1,018	1,022,306
USAA Auto Owner Trust Series 2019-1, Class A4, 2.14%, 11/15/24 (Call 05/15/22)	4,070	4,148,364

Total Asset-Backed Securities — 0.7% (Cost: $25,417,203)		25,741,442

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.4%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,686,037
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	765,553
Series 2013-CR12, Class A4, 4.05%, 10/10/46	2,000	2,115,182
Series 2013-CR8, Class A5, 3.61%, 06/10/46	5,366	5,605,405
Series 2013-CR9, Class A4, 4.36%, 07/10/45	2,000	2,114,800
Series 2014-CR20, Class A4, 3.59%, 11/10/47	4,200	4,428,712
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,957	2,011,783
Series 2014-GC24, Class A4, 3.67%, 09/10/47	2,000	2,084,096
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	3,008,367
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	238,857
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	3,172,311
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,882	1,923,110
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	150	158,489
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46	3,000	3,171,077
Series 2013-C10, Class AS, 4.22%, 07/15/46	1,000	1,031,856
Series 2013-C11, Class A4, 4.30%, 08/15/46	1,000	1,059,138
Series 2013-C7, Class A3, 2.66%, 02/15/46	2,020	2,042,616
Series 2014-C17, Class A4, 3.44%, 08/15/47	3,000	3,127,626
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,590	1,642,753

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C22, Class A4, 3.31%, 04/15/48	$250	$261,480
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	985,104
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	817,449
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,402	1,438,254
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	3,043,965

		49,934,020

Total Collaterized Mortgage Obligations — 1.4% (Cost: $49,889,979)		49,934,020

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	323	330,736
3.75%, 02/15/23	274	282,319
4.20%, 04/15/24	194	203,071
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/20)	162	161,968
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/20)(a)	275	212,996
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	605	634,651
3.65%, 11/01/24 (Call 08/01/24)	18	19,214
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 02/15/21)	150	150,646
WPP Finance 2010
3.63%, 09/07/22	110	111,307
3.75%, 09/19/24	250	260,257

		2,367,165

Aerospace & Defense — 0.4%
Airbus Finance BV, 2.70%, 04/17/23(a)	514	518,703
BAE Systems Holdings Inc., 3.80%, 10/07/24(a)	22	23,396
BAE Systems PLC, 4.75%, 10/11/21(a)	81	83,852
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	260	239,824
2.13%, 03/01/22 (Call 02/01/22)	265	255,240
2.30%, 08/01/21	200	196,490
2.35%, 10/30/21	225	218,905
2.80%, 03/01/23 (Call 02/01/23)	170	161,395
2.80%, 03/01/24 (Call 02/01/24)	243	226,267
2.85%, 10/30/24 (Call 07/30/24)	25	23,336
8.75%, 08/15/21	44	45,624
Bombardier Inc.
5.75%, 03/15/22(a)	175	133,996
6.00%, 10/15/22 (Call 05/29/20)(a)	400	300,084
6.13%, 01/15/23(a)	425	303,378
7.50%, 12/01/24 (Call 12/01/20)(a)	350	234,609
7.50%, 03/15/25 (Call 03/15/21)(a)	350	225,589
8.75%, 12/01/21(a)	350	291,525
Embraer SA, 5.15%, 06/15/22	56	50,831
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	79	81,191
2.25%, 11/15/22 (Call 08/15/22)	284	292,710
2.38%, 11/15/24 (Call 09/15/24)	112	117,683
3.00%, 05/11/21	425	433,572
3.38%, 05/15/23 (Call 04/15/23)	450	480,888
3.88%, 07/15/21 (Call 04/15/21)	145	148,966

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	$430	$413,767
5.87%, 02/23/22	200	203,788
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(a)	508	540,730
3.95%, 05/28/24 (Call 02/28/24)(a)	280	297,590
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	50	53,585
3.10%, 01/15/23 (Call 11/15/22)	115	121,477
3.35%, 09/15/21	653	676,821
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,180	1,220,533
2.93%, 01/15/25 (Call 11/15/24)	475	504,668
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	595	617,568
3.15%, 12/15/24 (Call 09/15/24)	62	66,726
Raytheon Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	880	948,402
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	534	547,014
3.20%, 03/15/24 (Call 01/15/24)	74	78,626
3.70%, 12/15/23 (Call 09/15/23)	49	52,470
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	133,988
7.50%, 04/15/25 (Call 04/15/22)(a)	237	233,345
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	345	366,328
TransDigm Inc., 6.50%, 07/15/24 (Call 07/15/20)	378	349,518
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/20)	115	87,814
6.25%, 09/15/24 (Call 09/15/20)(a)	175	141,521

		12,744,333

Agriculture — 0.4%
Altria Group Inc.
2.85%, 08/09/22	937	963,405
2.95%, 05/02/23	85	88,179
3.49%, 02/14/22	355	366,495
3.80%, 02/14/24 (Call 01/14/24)	580	621,603
4.00%, 01/31/24	35	37,777
4.75%, 05/05/21	420	433,268
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	460	478,906
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	655	666,397
2.79%, 09/06/24 (Call 08/06/24)	470	478,718
3.22%, 08/15/24 (Call 06/15/24)	705	731,325
BAT International Finance PLC
3.25%, 06/07/22(a)	195	199,044
3.50%, 06/15/22(a)	300	310,365
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	95	96,009
4.35%, 03/15/24 (Call 02/15/24)	391	406,374
Cargill Inc.
1.38%, 07/23/23(a)	1,000	1,004,680
3.25%, 03/01/23(a)	95	100,109
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	100	100,040
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)	475	473,167
3.50%, 02/11/23 (Call 11/11/22)(a)	300	304,155
3.75%, 07/21/22 (Call 05/21/22)(a)	550	559,729

Security	Par (000)	Value

Agriculture (continued)
Kernel Holding SA, 8.75%, 01/31/22(b)	$200	$189,570
MHP SE, 7.75%, 05/10/24(b)	200	196,104
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	228	233,814
2.38%, 08/17/22 (Call 07/17/22)	196	201,621
2.50%, 08/22/22	300	309,900
2.50%, 11/02/22 (Call 10/02/22)	523	541,859
2.63%, 02/18/22 (Call 01/18/22)	340	349,126
2.63%, 03/06/23	54	56,233
2.88%, 05/01/24 (Call 04/01/24)	267	280,991
2.90%, 11/15/21	325	333,915
3.25%, 11/10/24	185	199,887
3.60%, 11/15/23	10	10,753
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/20)(a)	50	44,425
9.88%, 07/15/21 (Call 05/29/20)(c)	160	30,586
Reynolds American Inc.
4.00%, 06/12/22	666	692,846
4.85%, 09/15/23	84	91,196
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(a)	300	291,003

		12,473,574

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(a)	50	49,038
American Airlines Group Inc.
3.75%, 03/01/25(a)	195	90,620
5.00%, 06/01/22(a)	250	141,530
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	141	124,749
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	378	298,076
3.40%, 04/19/21	355	340,246
3.63%, 03/15/22 (Call 02/15/22)	377	336,710
3.80%, 04/19/23 (Call 03/19/23)	319	270,633
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 02/10/24	23	22,003
Series 2019-1, Class AA, 3.20%, 04/25/24	20	18,213
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(b)	150	78,432
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(b)	400	398,968
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	115	113,589
4.75%, 05/04/23	975	967,999
5.25%, 05/04/25 (Call 04/04/25)	725	721,955
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	39	33,577
United Airlines Holdings Inc.
4.25%, 10/01/22	144	118,598
4.88%, 01/15/25	125	90,846
5.00%, 02/01/24	125	95,698
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(b)	200	200,752
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(c)	113	18,107
8.13%, 11/15/24 (Call 05/15/24)(a)(c)	150	22,559

		4,552,898

Apparel — 0.0%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	325	325,250
5.38%, 05/15/25 (Call 05/15/22)(a)	80	80,000
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	100	105,369

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	$325	$299,465

		810,084

Auto Manufacturers — 1.1%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/20)(a)	350	336,000
American Honda Finance Corp.
1.65%, 07/12/21	195	194,249
1.70%, 09/09/21	386	384,622
1.95%, 05/10/23	469	465,708
2.05%, 01/10/23	70	69,702
2.15%, 09/10/24	365	361,470
2.20%, 06/27/22	63	63,299
2.40%, 06/27/24	215	215,067
2.60%, 11/16/22	125	126,775
3.38%, 12/10/21	294	300,206
3.45%, 07/14/23	350	363,664
3.55%, 01/12/24	437	455,166
3.63%, 10/10/23	214	223,469
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/21)(a)	200	150,718
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/20)(a)	220	182,433
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(a)	500	496,730
2.50%, 12/06/21(b)	10	10,079
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(a)	200	199,328
2.25%, 09/15/23 (Call 07/15/23)(a)	25	24,882
2.70%, 04/06/22 (Call 03/06/22)(a)	215	216,585
2.95%, 04/14/22(a)	177	179,335
3.15%, 04/18/24 (Call 03/18/24)(a)	452	461,478
3.40%, 08/13/21(a)	222	225,290
3.45%, 04/12/23 (Call 03/12/23)(a)	452	466,084
3.90%, 04/09/25 (Call 03/09/25)(a)	1,000	1,060,730
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	266	287,745
Daimler Finance North America LLC
2.00%, 07/06/21(a)	55	54,085
2.13%, 03/10/25(a)	400	373,952
2.55%, 08/15/22(a)	165	162,507
2.70%, 06/14/24(a)	150	144,826
2.85%, 01/06/22(a)	405	402,797
3.35%, 05/04/21(a)	500	501,070
3.40%, 02/22/22(a)	175	175,315
3.65%, 02/22/24(a)	480	482,602
3.70%, 05/04/23(a)	405	408,621
3.75%, 11/05/21(a)	175	176,059
3.88%, 09/15/21(a)	250	251,567
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	448,429
Ford Motor Co.
8.50%, 04/21/23	1,085	1,083,969
9.00%, 04/22/25 (Call 03/22/25)	1,005	978,408
Ford Motor Credit Co. LLC
3.09%, 01/09/23	525	472,999
3.10%, 05/04/23	515	455,157
3.34%, 03/28/22 (Call 02/28/22)	410	380,455
3.35%, 11/01/22	290	263,656
3.55%, 10/07/22	28	26,112
3.66%, 09/08/24	500	433,185
3.81%, 01/09/24 (Call 11/09/23)	500	443,830
4.06%, 11/01/24 (Call 10/01/24)	530	464,354
4.14%, 02/15/23 (Call 01/15/23)	465	428,842

Security	Par (000)	Value

Auto Manufacturers (continued)
5.58%, 03/18/24 (Call 02/18/24)	$565	$535,857
5.60%, 01/07/22	470	457,023
5.88%, 08/02/21	718	704,889
Geely Automobile Holdings Ltd., 4.00%, (Call 12/04/24)(b)(d)(e)	200	178,444
General Motors Co., 4.88%, 10/02/23	147	144,338
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	505	457,964
3.15%, 06/30/22 (Call 05/30/22)	760	724,151
3.20%, 07/06/21 (Call 06/06/21)	1,230	1,203,481
3.25%, 01/05/23 (Call 12/05/22)	43	40,803
3.45%, 01/14/22 (Call 12/14/21)	492	475,562
3.45%, 04/10/22 (Call 02/10/22)	826	795,934
3.50%, 11/07/24 (Call 09/07/24)	300	276,195
3.55%, 07/08/22	144	138,925
3.70%, 05/09/23 (Call 03/09/23)	665	637,555
3.95%, 04/13/24 (Call 02/13/24)	295	279,660
4.15%, 06/19/23 (Call 05/19/23)	651	631,490
4.20%, 11/06/21	153	150,934
4.25%, 05/15/23	65	63,674
4.38%, 09/25/21	331	325,466
5.10%, 01/17/24 (Call 12/17/23)	654	644,792
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(a)	247	237,696
3.35%, 02/15/23 (Call 01/15/23)(a)	159	155,934
3.55%, 05/21/21(a)	290	291,540
4.05%, 02/04/22(a)	213	213,173
Hyundai Capital America
2.38%, 02/10/23(a)	70	67,456
2.45%, 06/15/21(b)(c)	500	493,330
2.65%, 02/10/25 (Call 01/10/25)(a)	375	348,727
2.85%, 11/01/22(a)	100	97,222
3.40%, 06/20/24(b)	200	193,864
3.75%, 07/08/21(b)	100	100,353
3.95%, 02/01/22(b)	305	306,382
4.13%, 06/08/23(b)	300	302,301
4.30%, 02/01/24(b)	225	226,267
5.88%, 04/07/25 (Call 03/07/25)(a)	1,000	1,064,850
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	600	594,822
3.00%, 08/29/22(b)	400	395,684
3.75%, 03/05/23(b)	250	248,745
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 02/01/21)(a)(c)	150	122,609
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(a)	55	57,709
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(a)	335	309,744
2.80%, 01/13/22(a)	60	56,884
3.45%, 03/15/23(a)	100	92,791
3.65%, 09/21/21(a)	208	200,724
3.88%, 09/21/23(a)	350	325,216
PACCAR Financial Corp.
1.90%, 02/07/23	75	75,554
2.00%, 09/26/22	37	37,608
2.15%, 08/15/24	310	312,220
2.30%, 08/10/22	150	153,076
2.65%, 05/10/22	259	266,009
2.85%, 03/01/22	110	112,970
3.10%, 05/10/21	25	25,569

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 08/09/21	$380	$389,606
3.40%, 08/09/23	25	26,491
Toyota Motor Corp.
2.16%, 07/02/22	240	244,013
2.36%, 07/02/24	121	124,590
3.18%, 07/20/21	85	86,720
3.42%, 07/20/23	228	241,929
Toyota Motor Credit Corp.
1.80%, 10/07/21	161	162,132
2.00%, 10/07/24	430	436,080
2.15%, 09/08/22	385	391,657
2.25%, 10/18/23	115	117,866
2.60%, 01/11/22	390	398,089
2.63%, 01/10/23	60	62,001
2.65%, 04/12/22	262	269,035
2.70%, 01/11/23	216	223,793
2.75%, 05/17/21	258	261,692
2.80%, 07/13/22	240	247,742
2.90%, 03/30/23	2,000	2,090,740
2.90%, 04/17/24	137	144,050
3.30%, 01/12/22	348	359,359
3.35%, 01/08/24	152	161,609
3.40%, 09/15/21	65	66,830
3.45%, 09/20/23	487	518,426
Volkswagen Group of America Finance LLC
2.85%, 09/26/24 (Call 08/26/24)(a)	200	197,686
4.00%, 11/12/21(a)	200	202,952
4.25%, 11/13/23(a)	700	729,932

		41,042,797

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	20	20,855
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)	200	152,430
6.63%, 10/15/22 (Call 10/15/20)	136	114,093
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	85	86,369
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	50	51,128
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 11/15/20)	325	304,879
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(b)	200	208,238
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	90	94,309
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/21)	150	147,462
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/20)	40	17,761
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	150	69,425
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(a)	250	257,360
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	154	127,775
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(b)(d)(e)	400	390,592
ZF North America Capital Inc., 4.50%, 04/29/22(a)	235	238,314

		2,280,990

Banks — 10.8%
ABN AMRO Bank NV
3.40%, 08/27/21(a)	215	221,039
4.40%, 03/27/28 (Call 03/27/23)(b)(e)	400	409,676
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(b)	200	205,396
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(b)	200	205,752
4.50%, 03/06/23(b)	400	414,048
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(b)(d)(e)	400	400,760

Security	Par (000)	Value

Banks (continued)
Agricultural Bank of China Ltd./Singapore, 1.86%, 09/23/22, (3 mo. LIBOR US + 0.660%)(b)(f)	$600	$595,680
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(b)	200	206,018
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(e)	550	558,668
Akbank Turk AS
5.00%, 10/24/22(b)	300	290,886
5.13%, 03/31/25(b)	200	183,644
AKCB Finance Ltd., 4.75%, 10/09/23(b)	400	421,116
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(b)	200	201,110
Alfa Bank AO Via Alfa Bond Issuance PLC, 6.95%, (Call 04/30/23)(b)(d)(e)	200	190,754
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	1,040	1,066,832
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(a)	250	255,768
3.40%, 03/19/24(a)	350	368,368
ASB Bank Ltd.
3.13%, 05/23/24(a)	200	208,068
3.75%, 06/14/23(a)	450	473,881
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	500	512,290
Australia & New Zealand Banking Group Ltd./New York NY
2.55%, 11/23/21	600	612,312
2.63%, 05/19/22	255	262,076
2.63%, 11/09/22	775	800,846
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(b)	200	197,078
Banco BBVA Peru SA, 5.00%, 08/26/22(a)	350	365,298
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(a)	800	779,664
5.75%, 03/01/22(b)	200	206,390
Banco Davivienda SA, 5.88%, 07/09/22(b)	200	201,068
Banco de Bogota SA, 5.38%, 02/19/23(b)	200	200,632
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(b)	400	390,648
4.25%, 04/01/23(b)	400	416,140
Banco de Credito del Peru/Panama
6.13%, 04/24/27 (Call 04/24/22)(b)(e)	120	126,350
6.88%, 09/16/26 (Call 09/16/21)(b)(e)	400	418,452
Banco del Estado de Chile
2.70%, 01/09/25 (Call 12/09/24)(a)	400	399,432
3.88%, 02/08/22(a)	600	612,228
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	198,368
4.75%, 03/20/24(b)	600	588,636
4.88%, 04/19/23(b)	200	201,214
5.88%, 01/26/22(b)	600	614,136
5.88%, 01/19/23(b)	400	412,844
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	650	643,038
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/23 (Call 10/18/22)(b)	300	299,880
6.63%, 03/19/29 (Call 03/19/24)(b)(e)	200	210,930
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(b)(e)	200	191,096
Banco Nacional de Costa Rica, 6.25%, 11/01/23(b)	240	220,553
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(b)(c)	200	199,006
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	300	300,174

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	$300	$303,000
5.95%, 10/01/28 (Call 10/01/23)(b)(e)	300	290,922
Banco Santander SA
2.71%, 06/27/24	420	431,235
3.13%, 02/23/23	225	228,931
3.50%, 04/11/22	440	449,029
3.85%, 04/12/23	425	440,517
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	500	462,285
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	421,876
Banistmo SA, 3.65%, 09/19/22(b)	400	387,556
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(b)	200	194,290
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(e)	4,450	4,474,653
2.46%, 10/22/25 (Call 10/22/24)(e)	1,000	1,022,120
2.50%, 10/21/22 (Call 10/21/21)	1,011	1,029,714
2.82%, 07/21/23 (Call 07/21/22)(e)	312	320,243
2.88%, 04/24/23 (Call 04/24/22)(e)	723	740,648
3.00%, 12/20/23 (Call 12/20/22)(e)	2,014	2,082,879
3.12%, 01/20/23 (Call 01/20/22)(e)	902	924,947
3.30%, 01/11/23	1,175	1,230,742
3.37%, 01/23/26 (Call 01/23/25)(e)	950	1,011,123
3.46%, 03/15/25 (Call 03/15/24)(e)	707	748,480
3.50%, 05/17/22 (Call 05/17/21)(e)	460	469,113
3.55%, 03/05/24 (Call 03/05/23)(e)	979	1,028,714
3.86%, 07/23/24 (Call 07/23/23)(e)	808	861,490
4.00%, 04/01/24	614	667,191
4.10%, 07/24/23	776	839,477
4.13%, 01/22/24	818	889,240
4.20%, 08/26/24	808	874,983
5.00%, 05/13/21	620	644,453
5.70%, 01/24/22	805	862,767
Bank of Baroda/London, 3.88%, 04/04/24(b)	400	393,012
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(d)(e)	1,000	1,045,440
Bank of China Ltd., 5.00%, 11/13/24(b)	800	870,944
Bank of China Ltd./Hong Kong, 3.13%, 04/17/24(b)	200	209,352
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(b)	200	201,602
Bank of China Ltd./Macau, 2.88%, 04/20/22(b)	400	410,244
Bank of China Ltd./Paris, 2.56%, 11/22/22, (3 mo. LIBOR US + 0.88%)(b)(f)	1,000	997,630
Bank of China Ltd./Singapore, 1.98%, 04/17/23, (3 mo. LIBOR US + 0.85%)(b)(f)	900	895,104
Bank of Communications Co. Ltd./Hong Kong
1.98%, 03/21/22, (3 mo. LIBOR US + 0.780%)(b)(f)	400	398,360
2.15%, 12/04/22, (3 mo. LIBOR US +0.9%)(b)(f)	400	398,120
2.54%, 05/17/23, (3 mo. LIBOR US + 0.85%)(b)(f)	200	198,734
Bank of Ireland Group PLC, 4.50%, 11/25/23(a)	275	282,747
Bank of Montreal
1.90%, 08/27/21	1,095	1,106,552
2.05%, 11/01/22	475	483,198
2.35%, 09/11/22	602	619,819
2.50%, 06/28/24	491	507,483
2.55%, 11/06/22 (Call 10/06/22)	189	195,411
2.90%, 03/26/22	620	638,302
4.34%, 10/05/28 (Call 10/05/23)(e)	250	262,378
Series E, 3.30%, 02/05/24	786	830,283
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	1,000	1,014,670

Security	Par (000)	Value

Banks (continued)
1.85%, 01/27/23 (Call 12/27/22)	$421	$428,683
1.95%, 08/23/22	13	13,236
2.05%, 05/03/21 (Call 04/03/21)	880	889,082
2.10%, 10/24/24	309	318,604
2.20%, 08/16/23 (Call 06/16/23)	482	497,091
2.60%, 02/07/22 (Call 01/07/22)	620	637,075
2.66%, 05/16/23 (Call 05/16/22)(e)	419	430,590
2.95%, 01/29/23 (Call 12/29/22)	497	522,014
3.25%, 09/11/24 (Call 08/11/24)	250	269,085
3.45%, 08/11/23	107	114,800
3.50%, 04/28/23	270	288,538
3.55%, 09/23/21 (Call 08/23/21)	308	317,154
Bank of New Zealand, 3.50%, 02/20/24(a)	350	369,176
Bank of Nova Scotia (The)
1.88%, 04/26/21	30	30,329
1.95%, 02/01/23	12	12,137
2.00%, 11/15/22	185	187,422
2.38%, 01/18/23	27	27,715
2.45%, 09/19/22	480	495,533
2.70%, 03/07/22	842	866,325
2.80%, 07/21/21	253	257,420
3.40%, 02/11/24	930	989,120
Bank of the Philippine Islands
2.50%, 09/10/24(b)	400	389,488
4.25%, 09/04/23(b)	200	207,138
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(b)	200	196,158
Banque Federative du Credit Mutuel SA
2.70%, 07/20/22(a)	200	205,270
3.75%, 07/20/23(a)	460	485,562
Barclays Bank PLC, 10.18%, 06/12/21(a)	600	644,712
Barclays PLC
3.20%, 08/10/21	650	659,613
3.68%, 01/10/23 (Call 01/10/22)	360	368,125
3.93%, 05/07/25 (Call 05/07/24)(e)	1,400	1,463,000
4.34%, 05/16/24 (Call 05/16/23)(e)	635	668,744
4.38%, 09/11/24	400	412,412
4.61%, 02/15/23 (Call 02/15/22)(e)	650	676,149
BBK BSC, 5.50%, 07/09/24(b)	800	756,776
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	600	623,058
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	45	44,442
2.88%, 06/29/22 (Call 05/29/22)	300	301,323
3.50%, 06/11/21 (Call 05/11/21)	250	252,120
BDO Unibank Inc., 2.95%, 03/06/23(b)	150	149,964
BNG Bank NV
1.50%, 09/06/22(a)	500	511,330
1.50%, 10/16/24(a)	1,000	1,036,290
2.38%, 02/01/22(a)	700	723,142
2.50%, 01/23/23(a)	500	526,115
2.63%, 02/27/24(a)	1,000	1,077,350
3.00%, 09/20/23(a)	500	540,170
BNP Paribas SA
2.82%, 11/19/25 (Call 11/19/24)(a)(e)	750	758,220
2.95%, 05/23/22(a)	200	203,398
3.25%, 03/03/23	730	771,413
3.38%, 01/09/25(a)	750	780,000
3.50%, 03/01/23(a)	525	542,099
4.71%, 01/10/25 (Call 01/10/24)(a)(e)	850	915,968

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNZ International Funding Ltd./London
2.65%, 11/03/22(a)	$250	$255,420
3.38%, 03/01/23(a)	500	522,045
BOS Funding Ltd., 4.00%, 09/18/24(b)	200	184,234
Boubyan Sukuk Ltd., 2.59%, 02/18/25(b)	200	199,204
BPCE SA
2.38%, 01/14/25(a)	940	935,657
2.75%, 12/02/21	275	280,167
2.75%, 01/11/23(a)	715	733,604
3.00%, 05/22/22(a)	255	259,225
4.00%, 09/12/23(a)	250	262,150
4.00%, 04/15/24	815	876,084
4.50%, 03/15/25(a)	200	210,614
5.15%, 07/21/24(a)	200	214,236
5.70%, 10/22/23(a)	500	541,345
Caixa Economica Federal, 3.50%, 11/07/22(b)	350	342,822
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	575	590,772
2.61%, 07/22/23 (Call 07/22/22)(e)	670	681,959
3.10%, 04/02/24	604	629,447
3.50%, 09/13/23	530	569,835
Canara Bank/London, 3.88%, 03/28/24(b)	400	387,352
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	605	606,083
2.65%, 08/08/22 (Call 07/08/22)	250	252,680
2.95%, 07/23/21 (Call 06/23/21)	270	272,446
CBQ Finance Ltd.
3.25%, 06/13/21(b)	200	201,006
5.00%, 05/24/23(b)	200	208,926
China CITIC Bank Corp. Ltd., 1.74%, 12/14/22, (3 mo. LIBOR US + 1.000%)(b)(f)	800	801,192
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(b)(e)	250	252,588
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(b)(e)	500	523,965
China Construction Bank Corp./Hong Kong
1.73%, 06/08/21, (3 mo. LIBOR US + 0.730%)(b)(f)	200	199,810
1.95%, 09/24/21, (3 mo. LIBOR US + 0.750%)(b)(f)	200	199,832
China Development Bank
2.13%, 06/01/21(b)	400	403,464
2.63%, 01/24/22(b)	1,200	1,223,640
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(b)	200	202,580
China Merchants Bank Co. Ltd./London, 1.79%, 06/19/22, (3 mo. LIBOR US + 0.740%)(b)(f)	400	396,132
China Minsheng Banking Corp. Ltd./Hong Kong, 2.05%, 03/09/23, (3 mo. LIBOR US + 1.050%)(b)(f)	400	397,464
CIMB Bank Bhd, 3.26%, 03/15/22(b)	400	408,224
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)	175	168,887
5.00%, 08/15/22	400	400,392
5.00%, 08/01/23	250	244,600
5.25%, 03/07/25 (Call 12/07/24)	150	149,426
Citibank N.A.
2.84%, 05/20/22 (Call 04/20/22)(e)	1,220	1,235,799
3.65%, 01/23/24 (Call 12/23/23)	995	1,069,605
CITIC Ltd.
2.80%, 12/14/21(b)	200	201,978
6.80%, 01/17/23(b)	500	557,005

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(e)	$353	$355,647
2.35%, 08/02/21	653	659,876
2.70%, 10/27/22 (Call 09/27/22)	151	154,638
2.75%, 04/25/22 (Call 03/25/22)	890	911,066
2.88%, 07/24/23 (Call 07/24/22)(e)	1,142	1,170,219
2.90%, 12/08/21 (Call 11/08/21)	811	825,987
3.11%, 04/08/26 (Call 04/08/25)(e)	2,000	2,094,180
3.14%, 01/24/23 (Call 01/24/22)(e)	946	969,622
3.35%, 04/24/25 (Call 04/24/24)(e)	1,155	1,213,778
3.50%, 05/15/23	413	430,817
3.75%, 06/16/24	168	179,847
3.88%, 10/25/23	334	356,832
4.00%, 08/05/24	25	26,563
4.04%, 06/01/24 (Call 06/01/23)(e)	565	603,019
4.05%, 07/30/22	780	817,807
4.50%, 01/14/22	749	785,199
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	500	504,950
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	197	198,304
Comerica Bank, 2.50%, 07/23/24	250	254,278
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	719	757,488
Commerzbank AG, 8.13%, 09/19/23(a)	275	303,075
Commonwealth Bank of Australia
2.00%, 09/06/21(a)	476	481,203
2.50%, 09/18/22(a)	400	411,408
2.75%, 03/10/22(a)	472	485,277
3.35%, 06/04/24(a)	289	309,328
3.45%, 03/16/23(a)	427	451,330
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)	725	739,268
3.88%, 02/08/22	605	631,245
3.88%, 09/26/23(a)	600	636,918
3.95%, 11/09/22	525	542,241
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	973	998,784
2.75%, 01/10/23	650	673,140
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 03/15/21)(a)	250	92,625
Credit Agricole SA/London
2.38%, 01/22/25(a)	1,500	1,528,365
3.25%, 10/04/24(a)	525	547,302
3.38%, 01/10/22(a)	540	551,113
3.75%, 04/24/23(a)	530	553,770
Credit Bank of Moscow Via CBOM Finance PLC, 7.12%, 06/25/24(b)	600	626,952
Credit Suisse AG/New York NY
2.80%, 04/08/22	1,000	1,023,780
2.95%, 04/09/25	1,000	1,052,100
3.00%, 10/29/21	585	597,589
Credit Suisse Group AG
2.59%, 09/11/25 (Call 09/11/24)(a)(e)	950	949,886
3.00%, 12/14/23 (Call 12/14/22)(a)(e)	275	280,038
3.57%, 01/09/23 (Call 01/09/22)(a)	640	654,707
4.21%, 06/12/24 (Call 06/12/23)(a)(e)	525	552,720
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	750	779,992
3.80%, 06/09/23	975	1,020,932

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Danske Bank A/S
2.70%, 03/02/22(a)	$250	$253,775
3.88%, 09/12/23(a)	250	257,885
5.00%, 01/12/22(a)	920	952,715
5.38%, 01/12/24(a)	625	672,700
Danske Bank AS, 3.00%, 09/20/22 (Call 09/20/21)(a)(e)	200	200,316
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(b)(d)(e)	400	371,288
3.60%, (Call 09/07/21)(b)(d)(e)	400	396,548
4.52%, 12/11/28 (Call 12/11/23)(a)(e)	200	211,008
Deutsche Bank AG
3.38%, 05/12/21	600	600,474
4.30%, 05/24/28 (Call 05/24/23)(e)	400	357,008
4.50%, 04/01/25	500	472,695
Deutsche Bank AG/London, 3.70%, 05/30/24	570	560,561
Deutsche Bank AG/New York NY
3.30%, 11/16/22	525	516,180
3.95%, 02/27/23	505	503,520
3.96%, 11/26/25 (Call 11/26/24)(e)	800	782,488
4.25%, 10/14/21	410	412,366
Series D, 5.00%, 02/14/22	640	650,790
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	200	196,898
Dexia Credit Local SA
1.63%, 10/16/24(a)	1,250	1,288,437
2.38%, 09/20/22(a)	1,500	1,561,110
DIB Sukuk Ltd.
2.95%, 02/20/25(b)	300	291,072
3.63%, 02/06/23(b)	400	404,388
3.66%, 02/14/22(b)	600	606,180
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	690	676,159
3.20%, 08/09/21 (Call 07/09/21)	250	251,270
3.35%, 02/06/23 (Call 01/06/23)	250	253,908
4.68%, 08/09/28 (Call 08/09/23)(e)	415	423,860
DNB Bank ASA, 2.38%, 06/02/21(a)	200	202,124
Ecobank Transnational Inc., 9.50%, 04/18/24(b)	200	186,322
EIB Sukuk Co. Ltd., 3.54%, 05/31/21(b)	200	202,338
Emirates Development Bank PJSC, 3.52%, 03/06/24(b)	400	409,840
Emirates NBD Bank PJSC, 2.63%, 02/18/25(b)	200	196,160
Fab Sukuk Co. Ltd., 3.88%, 01/22/24(b)	600	632,088
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)	200	200,280
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	641	652,807
3.50%, 03/15/22 (Call 02/15/22)	305	315,693
3.65%, 01/25/24 (Call 12/25/23)	531	560,540
4.30%, 01/16/24 (Call 12/16/23)	120	128,201
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	455	458,499
2.88%, 10/01/21 (Call 09/01/21)	465	474,226
3.35%, 07/26/21 (Call 06/26/21)	400	409,664
First Abu Dhabi Bank PJSC
2.13%, 04/16/22, (3 mo. LIBOR US + 0.950%)(b)(f)	400	394,968
3.00%, 03/30/22(b)	200	204,808
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	321,939
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(b)(e)	400	385,208
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	125	102,399
8.25%, 04/15/25 (Call 04/15/21)(a)	250	212,348

Security	Par (000)	Value

Banks (continued)
10.75%, 04/01/24 (Call 04/01/21)(a)	$100	$92,703
Global Bank Corp., 4.50%, 10/20/21(b)	200	198,990
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,436	1,443,180
2.88%, 10/31/22 (Call 10/31/21)(e)	927	941,971
2.91%, 06/05/23 (Call 06/05/22)(e)	864	883,129
2.91%, 07/24/23 (Call 07/24/22)(e)	1,181	1,209,120
3.00%, 04/26/22 (Call 04/26/21)	2,021	2,046,707
3.20%, 02/23/23 (Call 01/23/23)	857	889,326
3.27%, 09/29/25 (Call 09/29/24)(e)	525	548,315
3.50%, 01/23/25 (Call 10/23/24)	442	467,503
3.50%, 04/01/25 (Call 03/01/25)	1,960	2,089,968
3.63%, 01/22/23	415	435,933
3.63%, 02/20/24 (Call 01/20/24)	756	803,016
3.85%, 07/08/24 (Call 04/08/24)	446	475,989
4.00%, 03/03/24	1,207	1,297,525
5.25%, 07/27/21	1,277	1,333,111
5.75%, 01/24/22	1,301	1,391,888
Grupo Aval Ltd., 4.75%, 09/26/22(b)	420	415,321
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(e)	805	820,850
2.65%, 01/05/22	1,185	1,202,965
2.95%, 05/25/21	625	634,231
3.03%, 11/22/23 (Call 11/22/22)(e)	400	410,712
3.26%, 03/13/23 (Call 03/13/22)(e)	1,105	1,134,791
3.60%, 05/25/23	300	315,954
3.80%, 03/11/25 (Call 03/11/24)(e)	880	937,138
3.95%, 05/18/24 (Call 05/18/23)(e)	415	440,464
4.00%, 03/30/22	670	699,212
4.25%, 03/14/24	760	805,942
4.88%, 01/14/22	241	254,513
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	725	735,019
2.63%, 08/06/24 (Call 07/06/24)	656	674,014
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	407,406
2.50%, 08/07/22 (Call 07/07/22)	275	282,186
3.13%, 04/01/22 (Call 03/01/22)	25	25,791
3.25%, 05/14/21 (Call 04/14/21)	500	509,660
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(b)	400	394,132
Industrial &Commercial Bank of China Ltd., 2.50%, 06/16/21(b)	200	202,210
Industrial &Commercial Bank of China Ltd./Dubai DIFC, 1.90%, 10/17/24, (3 mo. LIBOR US + 0.770%)(b)(f)	600	587,082
Industrial &Commercial Bank of China Ltd./Hong Kong
1.41%, 09/16/22, (3 mo. LIBOR US + 0.670%)(b)(f)	400	396,684
1.52%, 09/16/24, (3 mo. LIBOR US + 0.780%)(b)(f)	400	391,844
2.25%, 09/16/22(b)	600	609,456
2.66%, 02/21/22, (3 mo. LIBOR US + 0.965%)(b)(f)	200	201,176
2.88%, 02/21/22(b)	400	409,256
Industrial & Commercial Bank of China Ltd./London
1.47%, 06/14/21, (3 mo. LIBOR US + 0.730%)(b)(f)	200	199,994
1.84%, 10/25/23, (3 mo. LIBOR US + 0.850%)(b)(f)	400	399,660
Industrial &Commercial Bank of China Ltd./Luxembourg, 1.49%, 06/11/22, (3 mo. LIBOR US + 0.720%)(b)(f)	400	400,872
Industrial &Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	258,235
Industrial &Commercial Bank of China Ltd./Singapore
1.71%, 04/25/22, (3 mo. LIBOR US + 0.720%)(b)(f)	400	398,924
1.97%, 04/24/22, (3 mo. LIBOR US + 0.950%)(b)(f)	797	801,463

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.03%, 04/16/23, (3 mo. LIBOR US + 0.85%)(b)(f)	$300	$298,008
Industrial &Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(b)(e)	300	296,082
Industrial Bank Co. Ltd./Hong Kong, 2.54%, 11/20/21, (3 mo. LIBOR US + 0.85%)(b)(f)	200	200,146
Industrial Bank of Korea, 2.36%, 08/02/21, (3 mo. LIBOR US + 0.600%)(b)(f)	200	198,944
Industrial Senior Trust, 5.50%, 11/01/22(b)	200	200,798
ING Groep NV
3.15%, 03/29/22	525	538,524
3.55%, 04/09/24	555	584,254
4.10%, 10/02/23	985	1,054,019
4.70%, 03/22/28 (Call 03/22/23)(b)(e)	400	416,284
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(b)	150	125,972
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)	250	249,550
3.38%, 01/12/23(a)	200	200,122
5.02%, 06/26/24(a)	600	605,298
5.25%, 01/12/24	250	261,803
Series XR, 3.25%, 09/23/24(a)	465	459,015
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(a)	400	388,860
3.25%, 01/24/25(a)	400	388,180
5.13%, 05/13/23(b)	400	410,312
5.50%, 08/06/22(b)(c)	400	409,900
5.65%, 03/19/22(b)	400	410,464
6.20%, 12/21/21(b)	500	517,350
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(e)	3,000	3,027,390
2.08%, 04/22/26 (Call 04/22/25)(e)	3,000	3,042,120
2.30%, 08/15/21 (Call 08/15/20)	1,769	1,774,236
2.30%, 10/15/25 (Call 10/15/24)(e)	955	976,048
2.40%, 06/07/21 (Call 05/07/21)	302	305,527
2.70%, 05/18/23 (Call 03/18/23)	911	943,158
2.78%, 04/25/23 (Call 04/25/22)(e)	679	695,167
2.97%, 01/15/23 (Call 01/15/22)	84	86,313
3.20%, 01/25/23	1,412	1,478,618
3.22%, 03/01/25 (Call 03/01/24)(e)	15	15,802
3.25%, 09/23/22	1,251	1,309,134
3.38%, 05/01/23	747	781,750
3.51%, 06/18/22 (Call 06/18/21)(e)	430	440,135
3.56%, 04/23/24 (Call 04/23/23)(e)	1,273	1,345,867
3.63%, 05/13/24(c)	605	653,249
3.80%, 07/23/24 (Call 07/23/23)(e)	1,021	1,091,796
3.88%, 02/01/24	200	217,150
3.88%, 09/10/24	984	1,058,961
4.02%, 12/05/24 (Call 12/05/23)(e)	562	607,977
4.35%, 08/15/21	747	776,365
4.50%, 01/24/22	1,730	1,826,240
4.63%, 05/10/21	540	559,418
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(b)	200	200,414
KEB Hana Bank, 3.50%, 01/30/24(b)	200	211,212
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	260	265,372
3.38%, 03/07/23	260	273,832
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	2,000	2,001,400
KfW
1.38%, 08/05/24	2,162	2,239,875
1.50%, 06/15/21	1,525	1,543,986

Security	Par (000)	Value

Banks (continued)
1.63%, 02/15/23	$18	$18,603
1.75%, 09/15/21	30	30,565
1.75%, 08/22/22(c)	1,128	1,163,295
2.00%, 11/30/21	1,276	1,308,844
2.00%, 09/29/22	170	176,503
2.00%, 10/04/22	1,452	1,507,829
2.13%, 03/07/22	2,143	2,213,376
2.13%, 06/15/22	1,147	1,189,485
2.13%, 01/17/23	1,840	1,924,732
2.38%, 08/25/21	328	336,433
2.38%, 12/29/22	2,582	2,716,780
2.50%, 02/15/22	555	576,029
2.50%, 11/20/24	1,427	1,551,634
2.63%, 01/25/22	1,025	1,065,077
2.63%, 02/28/24	1,970	2,131,441
2.88%, 05/05/22(b)	2,250	2,362,725
Kookmin Bank
2.25%, 02/03/21(b)	300	302,109
3.63%, 10/23/21(b)	200	206,114
4.35%, (Call 07/02/24)(b)(d)(e)	200	193,366
Korea Development Bank (The)
2.13%, 10/01/24	400	408,940
2.34%, 02/27/22, (3 mo. LIBOR US + 0.705%)(f)	300	298,710
3.00%, 09/14/22	820	852,784
3.25%, 02/19/24	200	212,628
3.75%, 01/22/24	200	215,726
4.63%, 11/16/21	450	472,774
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 07/21/21(b)	525	530,544
2.00%, 07/23/24(b)	500	528,145
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(b)	1,075	1,119,440
2.25%, 10/01/21	345	353,801
2.38%, 01/23/24(b)	750	801,517
3.13%, 11/14/23	720	786,240
Series 36, 2.00%, 12/06/21	715	733,390
Lloyds Bank PLC
2.25%, 08/14/22	858	872,663
3.30%, 05/07/21	200	204,112
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(e)	1,290	1,288,697
2.86%, 03/17/23 (Call 03/17/22)(e)	400	404,668
2.91%, 11/07/23 (Call 11/07/22)(e)	1,000	1,015,620
3.00%, 01/11/22	375	381,664
3.10%, 07/06/21	300	303,237
3.90%, 03/12/24	465	490,891
4.05%, 08/16/23	475	501,153
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	395	421,212
Macquarie Bank Ltd., 2.10%, 10/17/22(a)	21	21,210
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(e)	775	794,220
4.15%, 03/27/24 (Call 03/27/23)(a)(e)	210	221,040
Malayan Banking Bhd
2.49%, 08/16/24, (3 mo. LIBOR US + 0.800%)(b)(f)	400	380,608
3.91%, 10/29/26 (Call 10/29/21)(b)(e)	200	200,316
Mashreqbank PSC, 4.25%, 02/26/24(b)	200	198,960
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	241	242,740
2.19%, 02/25/25	950	958,626
2.62%, 07/18/22	360	366,826

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 07/25/22	$1,678	$1,712,131
2.80%, 07/18/24	200	206,354
2.95%, 03/01/21	398	404,149
3.00%, 02/22/22	389	398,223
3.22%, 03/07/22	20	20,560
3.41%, 03/07/24	978	1,027,898
3.46%, 03/02/23	625	652,337
3.54%, 07/26/21	445	456,134
3.76%, 07/26/23	725	767,311
Mizuho Financial Group Inc.
2.27%, 09/13/21	650	654,277
2.56%, 09/13/25 (Call 09/13/24)(e)	1,400	1,420,888
2.60%, 09/11/22	267	271,494
2.72%, 07/16/23 (Call 07/16/22)(e)	210	213,308
2.84%, 07/16/25 (Call 07/16/24)(e)	200	205,178
2.95%, 02/28/22	600	610,950
3.55%, 03/05/23	850	888,836
3.92%, 09/11/24 (Call 09/11/23)(e)	850	904,425
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(e)	2,705	2,736,811
2.63%, 11/17/21	1,095	1,112,827
2.72%, 07/22/25 (Call 07/22/24)(e)	1,007	1,039,738
2.75%, 05/19/22	966	989,503
3.13%, 01/23/23	1,045	1,086,685
3.70%, 10/23/24	740	798,342
3.74%, 04/24/24 (Call 04/24/23)(e)	588	622,451
3.75%, 02/25/23	720	761,537
4.10%, 05/22/23	715	755,612
4.88%, 11/01/22	1,009	1,075,776
5.50%, 07/28/21	380	398,529
Series F, 3.88%, 04/29/24	675	727,339
MUFG Bank Ltd., 3.25%, 09/08/24(a)	500	526,060
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	400	404,748
3.15%, 04/01/22 (Call 03/01/22)	250	257,388
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(b)(e)	250	242,615
National Australia Bank Ltd., 3.45%, 12/04/23(a)	250	272,720
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	252,083
2.50%, 05/22/22	725	743,582
2.80%, 01/10/22	250	256,663
3.63%, 06/20/23	525	560,674
National Bank of Canada
2.10%, 02/01/23	960	969,859
2.15%, 10/07/22(a)	415	420,349
National Bank of Oman SAOG, 5.63%, 09/25/23(b)	200	186,186
NBK SPC Ltd., 2.75%, 05/30/22(b)	200	199,824
Nederlandse Waterschapsbank NV
1.50%, 08/27/21(a)	1,000	1,013,710
1.75%, 01/15/25(a)	1,000	1,049,950
2.13%, 11/15/21(a)	200	205,064
NongHyup Bank, 1.88%, 09/12/21(b)	600	603,438
Nordea Bank Abp
2.25%, 05/27/21(a)	350	354,242
3.75%, 08/30/23(a)	485	507,281
4.88%, 05/13/21(a)	260	268,429
Northern Trust Corp.
2.38%, 08/02/22	100	102,707
3.38%, 08/23/21	150	154,730

Security	Par (000)	Value

Banks (continued)
NRW Bank
1.50%, 08/23/21(b)	$400	$405,440
1.88%, 07/31/24(b)	1,000	1,051,760
2.25%, 05/31/23(b)	200	210,430
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	2,059	2,139,486
1.63%, 09/17/22	68	69,858
2.38%, 10/01/21	215	220,889
2.88%, 03/13/23	1,085	1,157,825
3.13%, 11/07/23	25	27,253
Philippine National Bank, 3.28%, 09/27/24(b)	500	488,330
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/17/22)	992	1,014,985
2.70%, 11/01/22 (Call 10/01/22)	650	671,248
3.50%, 06/08/23 (Call 05/08/23)	715	762,312
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	120	124,330
3.50%, 01/23/24 (Call 12/24/23)	500	534,560
3.90%, 04/29/24 (Call 03/29/24)	681	737,257
QIB Sukuk Ltd., 3.98%, 03/26/24(b)	600	622,602
QNB Finance Ltd.
2.13%, 09/07/21(b)	200	200,506
2.76%, 05/02/22, (3 mo. LIBOR US + 1.000%)(b)(f)	400	390,160
2.99%, 05/31/21, (3 mo. LIBOR US + 1.350%)(b)(f)	400	397,344
3.50%, 03/28/24(b)	400	415,040
QNB Finansbank AS
4.88%, 05/19/22(b)	400	393,868
6.88%, 09/07/24(b)	200	200,148
Rakfunding Cayman Ltd., 4.13%, 04/09/24(b)	200	195,954
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	285	290,278
3.80%, 08/14/23 (Call 07/14/23)	783	826,887
Rizal Commercial Banking Corp.
3.00%, 09/11/24(b)	400	386,868
4.13%, 03/16/23(b)	200	201,972
Royal Bank of Canada
1.95%, 01/17/23	401	406,650
2.25%, 11/01/24	210	214,790
2.30%, 03/22/21	90	91,220
2.55%, 07/16/24	498	515,231
2.75%, 02/01/22	332	341,671
2.80%, 04/29/22	583	600,064
3.35%, 10/22/21(a)	200	207,386
3.70%, 10/05/23	831	890,774
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(e)	905	925,471
3.75%, 11/01/29 (Call 11/01/24)(e)	665	663,238
3.88%, 09/12/23	1,355	1,420,379
4.52%, 06/25/24 (Call 06/25/23)(e)	505	536,325
5.13%, 05/28/24	740	785,266
6.00%, 12/19/23	609	662,769
6.10%, 06/10/23	110	118,711
6.13%, 12/15/22	800	855,504
Samba Funding Ltd., 2.75%, 10/02/24(b)	400	394,484
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	292	293,962
3.50%, 06/07/24 (Call 05/07/24)	35	35,286
3.70%, 03/28/22 (Call 02/28/22)	695	704,890
4.45%, 12/03/21 (Call 11/03/21)	301	308,507

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
2.88%, 08/05/21	$225	$226,575
3.37%, 01/05/24 (Call 01/05/23)(e)	675	690,997
3.57%, 01/10/23 (Call 01/10/22)	430	438,222
4.80%, 11/15/24 (Call 11/15/23)(c)(e)	500	535,325
Santander UK PLC
2.88%, 06/18/24	300	310,332
3.40%, 06/01/21	300	306,297
3.75%, 11/15/21	235	241,488
4.00%, 03/13/24	556	598,606
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(b)	1,000	1,035,530
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21)(b)(e)	400	401,652
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(b)	400	419,364
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(b)	250	250,010
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	251,845
3.25%, 05/17/21(a)	500	510,750
Skysea International Capital Management Ltd., 4.88%, 12/07/21(b)	400	420,728
Societe Generale SA
2.63%, 10/16/24(a)	550	549,285
2.63%, 01/22/25(a)	1,500	1,500,360
3.88%, 03/28/24(a)	425	444,524
4.25%, 09/14/23(a)	675	713,340
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(e)	1,500	1,494,030
3.52%, 02/12/30 (Call 02/12/25)(b)(e)	500	482,850
3.79%, 05/21/25 (Call 05/21/24)(a)(e)	665	686,573
3.89%, 03/15/24 (Call 03/15/23)(a)(e)	460	473,340
3.95%, 01/11/23(a)	510	515,095
4.25%, 01/20/23 (Call 01/20/22)(a)(e)	520	534,628
5.20%, 01/26/24(a)	250	263,540
5.70%, 01/25/22(b)	250	259,633
State Bank of India/London
3.25%, 01/24/22(b)	240	240,036
4.38%, 01/24/24(b)	400	407,292
4.50%, 09/28/23(b)	200	205,626
State Street Corp.
1.95%, 05/19/21	354	357,997
2.35%, 11/01/25 (Call 11/01/24)(e)	500	516,265
2.65%, 05/15/23 (Call 05/15/22)(e)	700	717,927
3.10%, 05/15/23	210	220,725
3.70%, 11/20/23	171	189,601
3.78%, 12/03/24 (Call 12/03/23)(e)	10	10,834
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	516,540
3.40%, 07/11/24	500	530,965
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	553	556,749
2.35%, 01/15/25	495	502,762
2.44%, 10/19/21	300	304,050
2.45%, 09/27/24	300	305,409
2.70%, 07/16/24	625	642,444
2.78%, 07/12/22	829	846,815
2.78%, 10/18/22	619	635,657
2.85%, 01/11/22	324	330,182
3.10%, 01/17/23	851	882,087

Security	Par (000)	Value

Banks (continued)
3.75%, 07/19/23	$335	$354,383
3.94%, 10/16/23	200	213,838
4.44%, 04/02/24(a)	500	529,340
Suncorp-Metway Ltd.
2.80%, 05/04/22(a)	15	15,306
3.30%, 04/15/24(a)	300	307,017
Svenska Handelsbanken AB
1.88%, 09/07/21	250	252,410
3.35%, 05/24/21	415	425,740
3.90%, 11/20/23	250	270,068
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	375	367,864
3.65%, 05/24/21 (Call 04/24/21)	410	409,475
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	565	564,277
TC Ziraat Bankasi AS, 5.13%, 05/03/22(b)	400	390,364
Toronto-Dominion Bank (The)
1.80%, 07/13/21	626	630,914
1.90%, 12/01/22	925	940,235
2.65%, 06/12/24	305	317,267
3.25%, 06/11/21	185	189,777
3.25%, 03/11/24	567	601,751
3.50%, 07/19/23	658	707,857
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	670	667,146
2.15%, 12/06/24 (Call 11/06/24)	250	255,425
2.45%, 08/01/22 (Call 07/01/22)	671	686,634
2.64%, 09/17/29 (Call 09/17/24)(e)	300	290,322
2.80%, 05/17/22 (Call 04/17/22)	38	39,201
3.00%, 02/02/23 (Call 01/02/23)	55	57,371
3.20%, 04/01/24 (Call 03/01/24)	150	158,924
3.50%, 08/02/22 (Call 08/02/21)(e)	269	275,911
3.69%, 08/02/24 (Call 08/02/23)(e)	93	98,947
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	492	496,521
2.20%, 03/16/23 (Call 02/13/23)	443	452,888
2.50%, 08/01/24 (Call 07/01/24)	619	640,832
2.70%, 01/27/22 (Call 12/27/21)	579	591,703
2.75%, 04/01/22 (Call 03/01/22)	488	500,156
2.85%, 10/26/24 (Call 09/26/24)	55	58,077
3.05%, 06/20/22 (Call 05/20/22)	507	523,756
3.20%, 09/03/21 (Call 08/03/21)	161	164,932
3.75%, 12/06/23 (Call 11/06/23)	690	741,081
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27 (Call 05/24/22)(b)(e)	600	511,242
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(b)	200	192,894
Turkiye Is Bankasi AS
5.38%, 10/06/21(b)	400	400,416
5.50%, 04/21/22(b)	400	396,176
6.13%, 04/25/24(b)	400	385,564
7.00%, 06/29/28 (Call 06/29/23)(b)(e)	200	173,224
7.75%, 01/22/30 (Call 01/22/25)(b)(e)	400	351,884
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(b)	200	179,828
5.75%, 01/30/23(b)	200	192,894
6.00%, 11/01/22(b)	200	186,492
8.13%, 03/28/24(b)	400	404,408
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	617	642,994
2.95%, 07/15/22 (Call 06/15/22)	470	486,774
3.00%, 03/15/22 (Call 02/15/22)	303	313,620

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 02/05/24 (Call 01/05/24)	$802	$861,356
3.60%, 09/11/24 (Call 08/11/24)	200	215,224
4.13%, 05/24/21 (Call 04/24/21)	307	316,566
Series V, 2.63%, 01/24/22 (Call 12/23/21)	822	846,463
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	600	618,210
2.85%, 01/23/23 (Call 12/23/22)	250	260,665
UBS Group AG
2.65%, 02/01/22(a)	255	258,988
2.86%, 08/15/23 (Call 08/15/22)(a)(e)	1,775	1,809,275
3.49%, 05/23/23 (Call 05/23/22)(a)	585	604,463
UniCredit SpA
3.75%, 04/12/22(a)	315	317,350
6.57%, 01/14/22(a)	700	722,687
United Bank for Africa PLC, 7.75%, 06/08/22(b)	200	176,920
United Overseas Bank Ltd.
2.88%, 03/08/27 (Call 03/08/22)(b)(e)	400	399,232
3.50%, 09/16/26 (Call 09/16/21)(b)(e)	1,000	1,007,870
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/23(b)	400	434,816
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(b)	400	418,104
Warba Sukuk Ltd., 2.98%, 09/24/24(b)	200	201,044
Wells Fargo & Co.
2.10%, 07/26/21	615	620,117
2.16%, 02/11/26 (Call 02/11/25)(e)	1,825	1,835,037
2.41%, 10/30/25 (Call 10/30/24)(e)	1,070	1,086,874
2.63%, 07/22/22	1,544	1,580,778
3.00%, 02/19/25	500	524,880
3.07%, 01/24/23 (Call 01/24/22)	1,697	1,738,135
3.30%, 09/09/24	60	63,721
3.50%, 03/08/22	1,160	1,201,957
3.75%, 01/24/24 (Call 12/24/23)	1,924	2,052,812
4.13%, 08/15/23	75	79,898
4.48%, 01/16/24	432	466,746
Series M, 3.45%, 02/13/23	619	644,404
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(e)	494	497,626
3.55%, 08/14/23 (Call 07/14/23)	875	932,584
3.63%, 10/22/21 (Call 09/21/21)	300	310,215
Westpac Banking Corp.
2.00%, 08/19/21	316	319,290
2.00%, 01/13/23	352	358,463
2.10%, 05/13/21	300	303,318
2.50%, 06/28/22	454	466,063
2.75%, 01/11/23	940	975,758
2.80%, 01/11/22	365	375,176
2.89%, 02/04/30 (Call 02/04/25)(e)	500	492,715
3.30%, 02/26/24	1,182	1,259,125
3.65%, 05/15/23	324	346,013
Woori Bank
2.63%, 07/20/21(b)(c)	200	201,374
4.25%, (Call 10/04/24)(b)(d)(e)	400	379,236
5.25%, (Call 05/16/22)(b)(d)(e)	200	198,996
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(b)	400	364,732
5.75%, 02/24/22(b)	200	199,758
6.10%, 03/16/23(b)	200	196,056
8.25%, 10/15/24(b)	200	204,344
Zions Bancorp. N.A., 3.50%, 08/27/21	525	528,943

		388,139,498

Security	Par (000)	Value

Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(b)	$200	$191,698
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	1,801	1,899,947
3.70%, 02/01/24	830	898,940
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	167	169,104
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/20)(a)	50	27,448
Coca-Cola Co. (The)
1.55%, 09/01/21	791	800,168
1.75%, 09/06/24	647	668,539
2.20%, 05/25/22	445	458,701
2.50%, 04/01/23	15	15,749
3.20%, 11/01/23	116	126,052
3.30%, 09/01/21	325	336,394
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	260	264,911
2.70%, 05/09/22 (Call 04/09/22)	335	340,534
3.20%, 02/15/23 (Call 01/15/23)	465	484,493
3.75%, 05/01/21	185	188,245
4.25%, 05/01/23	302	323,738
4.75%, 11/15/24	115	127,341
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	382,880
2.63%, 04/29/23 (Call 01/29/23)	726	755,730
Diageo Investment Corp., 2.88%, 05/11/22	502	521,407
Heineken NV, 3.40%, 04/01/22(a)	206	213,772
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	45	47,140
3.55%, 05/25/21	465	474,435
4.06%, 05/25/23 (Call 04/25/23)	1,012	1,084,894
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	595	593,025
3.50%, 05/01/22	55	56,108
PepsiCo Inc.
0.75%, 05/01/23	425	424,422
1.70%, 10/06/21 (Call 09/06/21)	180	182,507
2.25%, 05/02/22 (Call 04/02/22)	341	351,561
2.25%, 03/19/25 (Call 02/19/25)	550	582,098
2.75%, 03/05/22	271	280,935
3.00%, 08/25/21	288	296,496
3.10%, 07/17/22 (Call 05/17/22)	320	336,093
3.60%, 03/01/24 (Call 12/01/23)	765	837,094
Pernod Ricard SA, 4.45%, 01/15/22(a)	400	418,852
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(a)	215	212,934

		15,374,385

Biotechnology — 0.2%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(c)	574	595,198
2.65%, 05/11/22 (Call 04/11/22)	714	733,921
2.70%, 05/01/22 (Call 03/01/22)	350	361,056
3.63%, 05/15/22 (Call 02/15/22)	131	136,760
3.63%, 05/22/24 (Call 02/22/24)	87	94,672
3.88%, 11/15/21 (Call 08/15/21)	428	442,992
Biogen Inc., 3.63%, 09/15/22	802	847,169
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	219	222,771
2.50%, 09/01/23 (Call 07/01/23)	33	34,561
3.25%, 09/01/22 (Call 07/01/22)	919	963,553
3.70%, 04/01/24 (Call 01/01/24)	804	878,201

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 12/01/21 (Call 09/01/21)	$464	$485,697

		5,796,551

Building Materials — 0.1%
Associated Materials LLC/AMH New Finance Inc., 9.00%, 01/01/24 (Call 01/01/21)(a)	150	131,098
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/20)(a)	95	90,981
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/20)(a)	142	141,654
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	35	35,175
2.24%, 02/15/25 (Call 01/15/25)(a)	550	544,830
Cemex SAB de CV, 5.70%, 01/11/25 (Call 01/11/21)(b)	500	452,340
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 05/29/20)(a)	95	93,540
Fortune Brands Home &Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	267	279,688
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/20)(a)	200	86,472
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)	200	197,500
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	50	50,557
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	45	45,414
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/20)	59	57,756
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)	125	123,492
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/20)(a)	450	455,265
5.50%, 02/15/23 (Call 02/15/21)(a)	66	66,134
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	200	200,260
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/20)	200	188,756

		3,240,912

Chemicals — 0.6%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(a)	410	412,722
Air Products &Chemicals Inc.
2.75%, 02/03/23	65	68,229
3.00%, 11/03/21	325	333,833
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	205	206,640
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	57	61,297
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	20	20,843
Alpek SAB de CV, 5.38%, 08/08/23(b)	400	401,204
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	49	51,175
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/21)(a)	200	191,336
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/20)(a)	150	152,363
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	146	152,258
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(b)	400	401,188
Braskem Finance Ltd., 6.45%, 02/03/24	280	276,402
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	152	152,550
4.63%, 11/15/22	231	237,556
5.88%, 06/15/21	140	147,050
CF Industries Inc., 3.45%, 06/01/23	262	264,864
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/15/20)	290	275,097
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30%, 05/01/23 (Call 04/01/23)(a)	160	162,099
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(b)	900	906,903
4.63%, 03/14/23(b)	900	935,109
4.88%, 03/14/25(b)	200	213,330

Security	Par (000)	Value

Chemicals (continued)
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	$150	$121,382
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/20)(a)	235	208,222
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	280	288,394
3.50%, 10/01/24 (Call 07/01/24)	285	297,888
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	926	1,002,432
Eastman Chemical Co.
3.50%, 12/01/21	497	508,774
3.60%, 08/15/22 (Call 05/15/22)	465	480,652
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	439	454,909
3.25%, 01/14/23 (Call 11/19/22)	430	451,724
4.35%, 12/08/21	230	243,195
Equate Petrochemical BV, 3.00%, 03/03/22(b)	800	800,064
Eurochem Finance DAC, 5.50%, 03/13/24(b)	400	428,944
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(b)	200	208,470
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(b)	200	206,462
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	141,186
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/20)(a)(c)	200	194,002
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/21)(a)	40	38,452
LG Chem Ltd., 3.25%, 10/15/24(b)	200	205,032
LYB International Finance BV, 4.00%, 07/15/23	637	665,843
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	277,208
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	472	471,183
4.25%, 11/15/23 (Call 08/15/23)	396	403,766
NewMarket Corp., 4.10%, 12/15/22	51	54,123
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	887	910,816
3.50%, 06/01/23 (Call 03/01/23)	75	77,844
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	200	197,756
6.63%, 04/15/23 (Call 04/15/21)(a)	200	201,664
OCP SA, 5.63%, 04/25/24(b)	400	430,804
Olin Corp., 5.50%, 08/15/22	75	76,231
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(b)	200	200,802
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(b)	200	190,004
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(b)	200	202,452
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23(b)	200	204,786
PolyOne Corp.
5.25%, 03/15/23	189	196,579
5.75%, 05/15/25 (Call 05/15/22)(a)	55	55,675
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	284	292,227
3.20%, 03/15/23 (Call 02/15/23)	70	73,095
PQ Corp., 6.75%, 11/15/22 (Call 05/15/20)(a)	185	186,389
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	186	190,070
2.45%, 02/15/22 (Call 11/15/21)	223	228,127
2.65%, 02/05/25 (Call 11/05/24)	17	17,857
2.70%, 02/21/23 (Call 11/21/22)	259	263,667

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.00%, 09/01/21	$135	$138,345
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/21)(a)	200	173,372
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/20)(a)	175	93,093
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	130	134,111
SABIC Capital II BV, 4.00%, 10/10/23(b)	200	206,028
Sasol Financing International Ltd., 4.50%, 11/14/22	210	147,460
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	560	371,795
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	69	69,613
Syngenta Finance NV
3.13%, 03/28/22	453	447,600
4.44%, 04/24/23 (Call 03/24/23)(a)	200	200,206
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	310	253,716
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	20	20,121
WR Grace &Co.-Conn
5.13%, 10/01/21(a)	475	477,893
5.63%, 10/01/24(a)	50	50,153
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(b)	200	195,202

		21,351,908

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	800	707,512
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/21)(a)(g)	100	2,646
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(b)(c)	200	169,466
Korea Resources Corp., 3.00%, 04/24/22(b)	200	203,518
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/21)(a)	150	114,190
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	100	93,602
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(b)	400	398,588

		1,689,522

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(a)	92	70,685
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(a)(c)	200	160,222
Adani Ports &Special Economic Zone Ltd.
3.38%, 07/24/24(b)(c)	200	179,534
3.95%, 01/19/22(b)	200	193,176
ADT Security Corp. (The)
3.50%, 07/15/22	350	343,014
4.13%, 06/15/23	200	197,242
6.25%, 10/15/21	359	367,867
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/20)(a)	150	73,848
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/21)(a)	200	177,510
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 10/01/20)(a)	35	35,097
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/20)(c)	105	83,571
7.88%, 12/01/22 (Call 12/01/20)	257	244,638
8.50%, 11/01/24 (Call 05/01/21)(a)(c)	100	91,718
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(a)	50	29,829
5.50%, 04/01/23 (Call 04/01/21)	26	17,231
6.38%, 04/01/24 (Call 04/01/21)(a)	225	138,422
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	145	149,818

Security	Par (000)	Value

Commercial Services (continued)
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	$150	$143,556
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	551	568,814
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(b)	400	430,036
DP World Crescent Ltd., 3.91%, 05/31/23(b)	400	397,100
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/21)	100	96,054
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	130	130,556
2.60%, 12/01/24 (Call 11/01/24)	483	491,366
3.30%, 12/15/22 (Call 09/15/22)	29	29,800
3.60%, 08/15/21	250	254,540
3.95%, 06/15/23 (Call 05/15/23)	70	73,227
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)	111	109,585
3.30%, 10/15/22(a)	56	56,827
3.85%, 11/15/24 (Call 08/15/24)(a)	250	256,770
4.50%, 08/16/21(a)	95	97,634
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/21)(a)	275	283,539
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	250	257,075
3.75%, 06/01/23 (Call 03/01/23)	268	281,703
4.00%, 06/01/23 (Call 05/01/23)	326	346,668
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)(c)	250	52,140
6.25%, 10/15/22 (Call 10/15/20)	175	41,914
7.63%, 06/01/22 (Call 06/01/20)(a)	105	39,944
HPHT Finance 17 Ltd., 2.75%, 09/11/22(b)	400	402,796
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	492	505,712
4.13%, 08/01/23 (Call 07/01/23)	390	417,538
5.00%, 11/01/22 (Call 08/01/22)(a)	189	202,506
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)	275	280,717
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/20)(a)	135	6,480
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	400	393,124
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/14/20)(a)(c)	145	100,703
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	105	108,194
2.75%, 12/15/21 (Call 11/15/21)	158	161,223
4.50%, 09/01/22 (Call 06/01/22)	315	334,930
4.88%, 02/15/24 (Call 11/15/23)	17	18,815
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)	525	468,127
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/21)(a)(c)	175	169,190
5.50%, 10/01/21 (Call 05/29/20)(a)	247	244,253
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	750	737,715
PayPal Holdings Inc.
2.20%, 09/26/22	20	20,375
2.40%, 10/01/24 (Call 09/01/24)	865	899,072
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	290	284,673
Quad/Graphics Inc., 7.00%, 05/01/22	95	74,117
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	470	490,158

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
RR Donnelley & Sons Co.
6.00%, 04/01/24	$150	$137,783
6.50%, 11/15/23(c)	50	45,243
Service Corp. International/U.S., 8.00%, 11/15/21	75	79,131
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	250	253,350
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(b)	400	403,892
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(b)	200	194,572
WEX Inc., 4.75%, 02/01/23 (Call 02/01/21)(a)	125	120,749

		14,547,408

Computers — 0.7%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	475	479,460
1.70%, 09/11/22	125	128,236
1.80%, 09/11/24 (Call 08/11/24)	640	663,546
2.10%, 09/12/22 (Call 08/12/22)	458	473,316
2.15%, 02/09/22	318	326,255
2.30%, 05/11/22 (Call 04/11/22)	702	725,173
2.40%, 01/13/23 (Call 12/13/22)	395	412,712
2.40%, 05/03/23	1,667	1,749,266
2.50%, 02/09/22 (Call 01/09/22)	710	732,251
2.50%, 02/09/25	50	53,442
2.70%, 05/13/22	270	281,653
2.75%, 01/13/25 (Call 11/13/24)	300	323,628
2.85%, 05/06/21	925	945,202
2.85%, 02/23/23 (Call 12/23/22)	490	517,063
2.85%, 05/11/24 (Call 03/11/24)	663	709,304
3.00%, 02/09/24 (Call 12/09/23)	844	906,068
3.45%, 05/06/24	632	694,656
Dell Inc., 4.63%, 04/01/21	100	101,282
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	572	580,746
4.42%, 06/15/21 (Call 05/15/21)(a)	1,460	1,483,856
5.45%, 06/15/23 (Call 04/15/23)(a)	1,065	1,126,642
5.88%, 06/15/21 (Call 06/15/20)(a)	323	323,210
7.13%, 06/15/24 (Call 06/15/20)(a)	500	520,070
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/21)(c)	150	99,362
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	371	383,046
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	330	328,083
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(c)	250	49,430
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	50	51,052
3.70%, 04/01/22 (Call 03/01/22)	250	254,352
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	420	426,077
3.50%, 10/05/21 (Call 09/05/21)	45	46,010
4.40%, 10/15/22 (Call 08/15/22)	581	610,085
4.65%, 10/01/24 (Call 09/01/24)	1,000	1,064,180
HP Inc.
4.05%, 09/15/22	270	281,264
4.38%, 09/15/21	153	157,780
4.65%, 12/09/21	159	165,506
IBM Credit LLC
2.20%, 09/08/22	110	113,377
3.00%, 02/06/23	770	813,028
3.60%, 11/30/21	215	224,899

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
1.88%, 08/01/22	$400	$409,028
2.50%, 01/27/22	450	462,069
2.85%, 05/13/22	900	935,775
3.00%, 05/15/24	900	963,594
3.38%, 08/01/23	100	107,787
3.63%, 02/12/24	610	663,973
Lenovo Group Ltd.
3.88%, 03/16/22(b)	400	396,032
4.75%, 03/29/23(b)	400	397,400
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(b)(d)(e)	200	192,834
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	214	213,371
6.38%, 12/15/23 (Call 12/15/20)	250	254,197
8.13%, 04/15/25 (Call 04/15/22)(a)	150	159,042
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	67	70,097
3.38%, 06/15/21 (Call 04/15/21)	135	137,348
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	157	159,587
4.75%, 06/01/23	207	216,065
4.75%, 01/01/25	525	542,587
4.88%, 03/01/24 (Call 01/01/24)	250	259,957
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)	45	45,000
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)	250	181,675
9.25%, 03/01/21 (Call 05/29/20)(a)	71	71,420
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(c)	99	101,809

		26,265,215

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	105	98,881
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)	206	201,283
Avon Products Inc., 7.00%, 03/15/23	175	166,241
Colgate-Palmolive Co.
2.10%, 05/01/23	305	317,746
2.25%, 11/15/22	229	238,242
Edgewell Personal Care Co.
4.70%, 05/19/21	225	226,183
4.70%, 05/24/22	150	152,432
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	190,686
2.00%, 12/01/24 (Call 11/01/24)	673	694,327
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(b)	200	193,202
Procter &Gamble Co. (The)
1.70%, 11/03/21	250	254,727
2.15%, 08/11/22	447	463,588
2.30%, 02/06/22	497	510,891
2.45%, 03/25/25 (Call 02/25/25)	100	107,140
3.10%, 08/15/23	72	78,043
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/20)	100	18,317
Unilever Capital Corp.
1.38%, 07/28/21	150	151,136
2.20%, 05/05/22 (Call 04/05/22)	520	533,936

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.60%, 05/05/24 (Call 03/05/24)	$250	$263,195
3.00%, 03/07/22	100	104,314
3.25%, 03/07/24 (Call 02/07/24)	300	323,718

		5,288,228

Distribution & Wholesale — 0.1%
Anixter Inc.
5.13%, 10/01/21	155	157,365
5.50%, 03/01/23	125	128,296
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
4.66%, 06/04/24(b)	400	392,036
5.88%, 06/18/22(b)	200	203,756
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(h)	100	97,798
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(b)	400	390,396
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(b)	200	176,294
Mitsubishi Corp., 2.50%, 07/09/24(b)	250	253,625
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/20)(a)	125	122,009
6.88%, 05/01/25 (Call 05/01/22)(a)	15	15,289
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(b)	200	201,880
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(b)	500	508,720
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	225	158,346
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	67	68,854

		2,874,664

Diversified Financial Services — 1.9%
4finance SA, 10.75%, 05/01/22 (Call 05/01/20)(a)	200	134,548
ABCL Glory Capital Ltd., 2.50%, 06/21/21(b)	450	455,251
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	350	226,930
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	150	126,602
3.30%, 01/23/23 (Call 12/23/22)	200	178,682
3.50%, 05/26/22 (Call 04/26/22)	300	277,836
4.13%, 07/03/23 (Call 06/03/23)	400	368,596
4.45%, 12/16/21 (Call 11/16/21)	500	472,375
4.50%, 05/15/21	495	478,754
4.63%, 07/01/22	315	297,877
4.88%, 01/16/24 (Call 12/16/23)	235	217,803
AIG Global Funding
1.90%, 10/06/21(a)	75	75,586
2.70%, 12/15/21(a)	25	25,504
3.35%, 06/25/21(a)	130	132,653
Air Lease Corp.
2.25%, 01/15/23	60	55,943
2.30%, 02/01/25 (Call 01/01/25)	300	261,642
2.63%, 07/01/22 (Call 06/01/22)	479	447,999
2.75%, 01/15/23 (Call 12/15/22)	277	252,981
3.00%, 09/15/23 (Call 07/15/23)	262	242,835
3.38%, 06/01/21 (Call 05/01/21)	204	196,217
3.50%, 01/15/22	88	83,039
3.75%, 02/01/22 (Call 12/01/21)	80	74,686
3.88%, 07/03/23 (Call 06/03/23)	373	345,767
4.25%, 02/01/24 (Call 01/01/24)	410	383,674
4.25%, 09/15/24 (Call 06/15/24)	35	32,794
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	120	105,186
4.40%, 09/25/23 (Call 08/25/23)	353	311,519

Security	Par (000)	Value

Diversified Financial Services (continued)
5.00%, 04/01/23	$247	$233,484
5.50%, 02/15/22	343	329,441
Alliance Data Systems Corp., 4.75%, 12/15/24 (Call 12/15/21)(a)	200	148,614
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	281	276,119
4.13%, 02/13/22	245	248,604
4.63%, 05/19/22	241	244,413
5.13%, 09/30/24	387	399,937
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	755	771,738
2.50%, 07/30/24 (Call 06/29/24)	1,065	1,096,535
2.65%, 12/02/22	420	431,966
3.38%, 05/17/21 (Call 04/17/21)	100	101,824
3.40%, 02/27/23 (Call 01/27/23)	1,011	1,059,124
3.40%, 02/22/24 (Call 01/22/24)	420	445,313
3.70%, 11/05/21 (Call 10/05/21)	315	324,207
3.70%, 08/03/23 (Call 07/03/23)	475	505,186
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	735	743,408
2.70%, 03/03/22 (Call 01/31/22)	765	783,873
Ameriprise Financial Inc.
3.00%, 03/22/22	437	451,172
3.70%, 10/15/24	74	80,344
4.00%, 10/15/23	425	463,369
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(e)	200	182,620
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)	200	169,690
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(a)	400	326,452
3.63%, 05/01/22 (Call 04/01/22)(a)	235	215,079
3.95%, 07/01/24 (Call 06/01/24)(a)	353	307,583
5.13%, 10/01/23 (Call 09/01/23)(a)	283	251,375
5.25%, 05/15/24 (Call 04/15/24)(a)	243	215,177
5.50%, 01/15/23 (Call 12/15/22)(a)	275	251,312
Azure Nova International Finance Ltd.
2.63%, 11/01/21(b)	400	403,776
3.50%, 03/21/22(b)	200	206,184
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(b)	200	209,442
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(b)	400	391,564
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	70	65,675
5.38%, 07/24/23	315	310,628
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	400	399,144
2.63%, 01/17/25 (Call 12/17/24)(b)	400	391,916
3.50%, 10/10/24 (Call 09/10/24)(b)	200	203,056
4.00%, 01/25/24 (Call 12/25/23)(b)	400	411,664
4.38%, 05/02/23(b)	200	209,532
Bocom Leasing Management Hong Kong Co. Ltd.
2.53%, 03/02/25(b)(f)	500	482,590
4.00%, 01/22/22(b)	200	205,822
4.38%, 01/22/24(b)	200	214,236
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	531	559,977
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(a)	250	248,418
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(e)	850	842,571
2.28%, 01/28/26 (Call 01/28/25)(e)	725	700,807

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	$703	$715,703
3.20%, 01/30/23 (Call 12/30/22)	735	749,663
3.20%, 02/05/25 (Call 01/05/25)	22	22,445
3.30%, 10/30/24 (Call 09/30/24)	567	578,056
3.50%, 06/15/23	425	438,630
3.75%, 04/24/24 (Call 03/24/24)	90	93,300
3.90%, 01/29/24 (Call 12/29/23)	478	497,421
4.75%, 07/15/21	395	407,770
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21(b)	200	201,822
3.50%, 05/16/24(b)	400	403,868
CDBL Funding 1, 3.00%, 04/24/23(b)	400	414,196
CDBL Funding 2
2.29%, 07/18/21, (3 mo. LIBOR US + 1.150%)(b)(f)	200	200,210
3.75%, 03/11/22(b)	400	413,548
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	215	224,176
3.25%, 05/21/21 (Call 04/21/21)	495	504,776
3.55%, 02/01/24 (Call 01/01/24)	169	183,010
Charming Light Investments Ltd., 2.38%, 08/30/21(b)	400	401,124
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	800	870,808
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(b)	500	511,620
3.88%, 02/08/23(b)	200	207,926
4.10%, 03/09/24(b)	400	424,204
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(b)	200	201,850
3.13%, 08/31/22(b)	800	816,880
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(b)(d)(e)	200	197,668
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(b)(d)(e)	400	398,164
CICC Hong Kong Finance 2016 MTN Ltd.
2.94%, 05/03/22, (3 mo. LIBOR US + 1.175%)(b)(f)	200	197,684
3.38%, 05/03/22(b)	200	204,762
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)	20	20,284
CITIC Securities Finance MTN Co. Ltd., 2.75%, 10/24/22(b)	400	413,944
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(b)	200	201,804
CME Group Inc., 3.00%, 09/15/22	228	238,873
Coastal Emerald Ltd.
3.95%, 08/01/22(b)	400	396,336
4.30%, (Call 08/01/24)(b)(d)(e)	200	193,972
CPPIB Capital Inc., 2.25%, 01/25/22(a)	2,000	2,060,740
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	115	101,038
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)	40	40,436
Discover Financial Services
3.85%, 11/21/22	85	86,958
5.20%, 04/27/22	169	175,559
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(b)	200	208,698
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	296	300,715
Eaton Vance Corp., 3.63%, 06/15/23	30	31,478
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(a)	98	85,795
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	162	153,059
Franklin Resources Inc., 2.80%, 09/15/22	50	51,825

Security	Par (000)	Value

Diversified Financial Services (continued)
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(h)	$550	$332,057
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	195	174,342
GTLK Europe DAC, 5.13%, 05/31/24(b)	200	200,568
Haitong International Securities Group Ltd., 3.38%, 07/19/24(b)	400	408,000
Horse Gallop Finance Ltd., 3.25%, 05/30/22(b)	700	727,251
Huarong Finance 2019 Co. Ltd., 2.50%, 02/24/23 (Call 01/24/23)(b)	300	292,161
ICBCIL Finance Co. Ltd.
2.74%, 11/20/24(b)(f)	200	194,728
2.79%, 05/15/23, (3 mo. LIBOR US + 1.1%)(b)(f)	200	198,780
3.13%, 11/15/22(b)	300	305,559
3.38%, 04/05/22(b)	550	561,489
3.65%, 03/05/22(b)	400	411,388
3.75%, 03/05/24(b)	400	417,512
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	225	231,563
4.00%, 10/15/23	758	836,059
International Lease Finance Corp.
5.88%, 08/15/22	665	642,157
8.63%, 01/15/22	80	81,312
Invesco Finance PLC
3.13%, 11/30/22	30	30,493
4.00%, 01/30/24	323	340,778
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(a)	200	178,450
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	276	289,924
Jefferies Group LLC, 5.13%, 01/20/23	418	437,579
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(b)	600	608,220
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(b)	400	385,696
LeasePlan Corp. NV, 2.88%, 10/24/24(a)	200	200,246
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	305	310,673
2.00%, 03/03/25 (Call 02/03/25)	525	545,622
3.38%, 04/01/24	95	104,410
Mirae Asset Daewoo Co. Ltd., 3.38%, 05/07/24(b)	200	202,894
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(a)	225	228,848
3.56%, 02/28/24 (Call 01/28/24)(a)	200	206,966
3.96%, 09/19/23 (Call 08/19/23)(a)	585	611,588
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	455	492,560
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	330	316,840
Navient Corp.
5.50%, 01/25/23	350	327,036
5.88%, 10/25/24	150	138,428
6.13%, 03/25/24	275	254,405
6.50%, 06/15/22	325	314,860
6.63%, 07/26/21	250	248,610
7.25%, 01/25/22	275	269,835
7.25%, 09/25/23	175	167,785
Nomura Holdings Inc., 2.65%, 01/16/25	800	807,840
Nuveen Finance LLC, 4.13%, 11/01/24(a)	203	221,759
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(a)	100	75,657
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(a)	500	513,520
Orient HuiZhi Ltd., 3.63%, 11/30/22(b)	250	258,232

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
2.90%, 07/18/22	$180	$182,664
3.20%, 01/19/22(b)	200	203,314
4.05%, 01/16/24	350	371,168
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(a)	125	121,253
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)	401	353,726
5.25%, 08/15/22 (Call 07/15/22)(a)	622	569,820
5.50%, 02/15/24 (Call 01/15/24)(a)	490	431,822
Power Finance Corp. Ltd.
3.25%, 09/16/24(b)	200	187,210
3.75%, 06/18/24(b)	200	191,508
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	400	471,900
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	253,384
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(b)	200	206,886
REC Ltd.
3.38%, 07/25/24(b)	400	372,672
5.25%, 11/13/23(b)	200	201,576
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/23(b)	200	148,778
5.95%, 10/24/22(b)	200	154,000
SIHC International Capital Ltd., 4.35%, 09/26/23(b)	200	216,070
SLM Corp., 5.13%, 04/05/22 (Call 03/15/22)	60	54,328
Soar Wise Ltd., 3.50%, 05/31/22(b)	400	409,172
SPARC EM SPC Panama Metro Line 2 SP, 0.00% 12/05/22(b)(i)	254	233,575
Springleaf Finance Corp.
5.63%, 03/15/23	300	283,014
6.13%, 05/15/22	375	370,331
6.13%, 03/15/24 (Call 09/15/23)	391	366,304
6.88%, 03/15/25	425	401,816
7.75%, 10/01/21	225	223,196
8.25%, 10/01/23	121	118,038
SSG Resources Ltd., 4.25%, 10/04/22(b)	400	417,956
State Elite Global Ltd.
2.25%, 10/20/21(b)	800	810,624
2.75%, 06/13/22(b)	800	820,624
Sunrise Cayman Ltd., 5.25%, 03/11/24(b)	200	206,744
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	84	81,865
3.75%, 08/15/21 (Call 06/15/21)	496	497,275
4.25%, 08/15/24 (Call 05/15/24)	550	535,381
4.38%, 03/19/24 (Call 02/19/24)	75	73,739
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	388	398,270
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/21)(a)	139	104,581
USAA Capital Corp., 2.00%, 06/01/21(a)	150	151,398
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	277	286,684
2.80%, 12/14/22 (Call 10/14/22)	745	785,021
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(a)	115	94,876
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	285	292,513
4.25%, 06/09/23 (Call 05/09/23)	365	383,911
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(b)	400	404,352

		67,569,057

Security	Par (000)	Value

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	$200	$202,934
3.63%, 01/12/23(a)	730	754,105
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	295	301,956
AES Corp. (The)
4.50%, 03/15/23 (Call 03/15/21)	175	175,728
4.88%, 05/15/23 (Call 05/15/20)	210	211,768
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(b)(e)	600	573,684
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	133	145,735
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	225	231,154
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(a)	75	79,211
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	380	393,087
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	45	46,586
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(a)	200	209,652
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	85	90,047
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	238	248,405
3.75%, 11/15/23 (Call 08/15/23)	80	86,951
4.05%, 04/15/25 (Call 03/15/25)(a)	1,000	1,122,860
Bi Hai Co. Ltd., 6.25%, 03/05/22(b)	200	198,496
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	200	214,994
Calpine Corp.
5.50%, 02/01/24 (Call 02/01/21)	225	225,137
5.75%, 01/15/25 (Call 10/15/20)	400	400,848
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(b)	600	625,188
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	390	393,389
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	385	393,485
2.50%, 09/01/24 (Call 08/01/24)	65	67,014
3.60%, 11/01/21	298	306,639
3.85%, 02/01/24 (Call 01/01/24)	180	192,150
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)	300	273,807
CGNPC International Ltd.
2.75%, 07/02/24(b)	400	408,664
3.88%, 09/11/23(b)	200	212,142
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(b)	400	407,180
Chugoku Electric Power Co. Inc., 2.40%, 08/27/24(b)	500	508,610
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(b)	200	205,718
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	165	174,702
Comision Federal de Electricidad, 4.88%, 05/26/21(b)	200	199,252
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	12	12,300
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	103,115
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	560	563,478
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	20	20,796
Dominion Energy Inc.
2.45%, 01/15/23(a)	460	471,882
2.72%, 08/15/21(j)	415	421,088
3.07%, 08/15/24(j)	557	584,092
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	255,460
Series B, 2.75%, 09/15/22 (Call 06/15/22)	99	101,499

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 2.00%, 08/15/21 (Call 07/15/21)	$105	$105,718
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	176	179,393
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	25	27,076
DTE Energy Co.
2.25%, 11/01/22	200	203,676
Series B, 2.60%, 06/15/22	50	50,667
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	231,860
Series C, 2.53%, 10/01/24	100	101,913
Series C, 3.50%, 06/01/24 (Call 03/01/24)	461	485,055
Series D, 3.70%, 08/01/23 (Call 07/01/23)	250	266,183
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	91	95,095
3.05%, 03/15/23 (Call 03/15/23)	409	436,051
3.35%, 05/15/22	147	154,612
3.90%, 06/15/21 (Call 03/15/21)	275	281,952
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	557	562,486
2.40%, 08/15/22 (Call 07/15/22)	206	211,533
3.05%, 08/15/22 (Call 05/15/22)	127	131,131
3.55%, 09/15/21 (Call 06/15/21)	523	535,934
3.75%, 04/15/24 (Call 01/15/24)	350	380,972
3.95%, 10/15/23 (Call 07/15/23)	110	118,241
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	42,916
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	117	125,866
Edison International
2.40%, 09/15/22 (Call 08/15/22)	415	414,498
2.95%, 03/15/23 (Call 01/15/23)	562	563,472
3.55%, 11/15/24 (Call 10/15/24)	180	185,683
EDP Finance BV, 3.63%, 07/15/24(a)	510	532,858
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	600	598,188
5.63%, (Call 01/22/24)(a)(d)(e)	500	499,210
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	335	336,782
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(b)(e)	290	294,550
Enel Finance International NV
2.65%, 09/10/24(a)	625	632,019
2.75%, 04/06/23(a)	330	332,544
2.88%, 05/25/22(a)	760	767,281
4.25%, 09/14/23(a)	895	947,903
Engie SA, 2.88%, 10/10/22(a)	183	187,555
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	120	131,387
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	329	347,799
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	250	272,063
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(b)	400	298,500
7.13%, 02/11/25(b)	200	146,124
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	350	362,079
4.85%, 06/01/21 (Call 03/01/21)	140	143,678
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	56	59,050
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	255	262,647
Series K, 2.75%, 03/15/22 (Call 02/15/22)	362	371,626
Series L, 2.90%, 10/01/24 (Call 08/01/24)	55	57,677
Series N, 3.80%, 12/01/23 (Call 11/01/23)	545	585,450
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	349	360,601

Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	$250	$258,728
4.25%, 06/15/22 (Call 03/15/22)	220	231,066
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	250	251,880
Series A, 2.85%, 07/15/22 (Call 05/15/22)	549	560,705
Series B, 4.25%, 03/15/23 (Call 12/15/22)	420	453,625
Florida Power & Light Co., 2.85%, 04/01/25 (Call 03/01/25)	1,120	1,214,629
Georgia Power Co.
2.85%, 05/15/22	10	10,354
Series A, 2.20%, 09/15/24 (Call 08/15/24)	224	230,872
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	370	396,289
Israel Electric Corp. Ltd.
6.88%, 06/21/23(b)	200	224,840
Series 6, 5.00%, 11/12/24(a)(b)	400	435,684
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	196	201,290
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(a)	400	441,788
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(b)	200	203,286
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(b)	400	427,236
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)	600	620,688
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(b)	200	206,104
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	530	581,203
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	490	496,047
2.30%, 09/15/22 (Call 08/15/22)	315	323,899
2.40%, 04/25/22 (Call 03/25/22)	45	46,354
2.70%, 02/15/23 (Call 12/15/22)	260	269,649
2.95%, 02/07/24 (Call 12/07/23)	315	336,433
3.05%, 02/15/22 (Call 11/15/21)	215	222,286
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	40	40,622
2.40%, 09/01/21	343	348,649
2.80%, 01/15/23 (Call 12/15/22)	83	86,196
2.90%, 04/01/22	455	469,847
3.15%, 04/01/24 (Call 03/01/24)	550	585,101
3.20%, 02/25/22	16	16,519
4.50%, 06/01/21 (Call 03/01/21)	400	410,244
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	250	252,413
4.25%, 09/15/24 (Call 07/15/24)(a)	200	203,714
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(a)	141	153,422
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	80	81,408
2.60%, 05/15/23 (Call 11/15/22)	39	40,470
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(a)	300	307,728
NTPC Ltd.
3.75%, 04/03/24(b)	400	394,876
4.75%, 10/03/22(b)	200	202,708
Ohio Power Co., Series M, 5.38%, 10/01/21	163	173,228
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	61	64,849
4.10%, 06/01/22 (Call 03/01/22)	70	73,884
7.00%, 09/01/22	275	312,315
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	85	87,838

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.60%, 04/01/24 (Call 01/01/24)	$60	$65,866
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	277	279,460
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(b)	300	305,475
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	345	368,167
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(b)	400	399,244
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	75	78,011
3.50%, 12/01/22 (Call 09/01/22)	555	576,456
4.20%, 06/15/22 (Call 03/15/22)	185	193,103
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	15	15,331
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	115	118,098
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	375,180
3.85%, 06/01/23 (Call 05/01/23)	480	507,144
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	25	25,569
Public Service Electric &Gas Co., 3.25%, 09/01/23 (Call 08/01/23)	210	224,937
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	275	277,214
2.65%, 11/15/22 (Call 10/15/22)	193	198,427
2.88%, 06/15/24 (Call 05/15/24)	89	92,899
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	125	131,404
6.00%, 09/01/21	109	113,711
San Diego Gas & Electric Co.
3.00%, 08/15/21	295	299,800
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	10	10,498
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(b)	200	207,814
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	450	463,531
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	200	208,338
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(b)	600	629,640
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	347	355,991
2.90%, 02/01/23 (Call 01/01/23)	285	294,294
3.55%, 06/15/24 (Call 03/15/24)	211	222,632
4.05%, 12/01/23 (Call 09/01/23)	134	143,728
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(b)(d)(e)	400	357,156
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	20	20,418
Series D, 3.40%, 06/01/23 (Call 05/01/23)	139	145,470
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	907	917,077
2.95%, 07/01/23 (Call 05/01/23)	515	543,330
Series B, 5.50%, 03/15/57 (Call 03/15/22)(e)	225	228,544
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	263	266,858
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(b)	300	306,129
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.25%, 10/30/21(b)	200	206,236
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	800	829,376
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	400	406,888
3.75%, 05/02/23(b)	700	738,157
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 06/02/21(b)	200	201,202

Security	Par (000)	Value

Electric (continued)
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	$179	$174,002
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,514
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(b)	300	286,452
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	252	262,997
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	100	100,857
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)	615	617,460
WEC Energy Group Inc., 3.38%, 06/15/21	150	153,875
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	10	10,401
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	263,647
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	53	54,024
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21(b)	400	400,152

		54,895,692

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	263	269,196
2.63%, 02/15/23 (Call 11/15/22)	65	67,850
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)	95	93,897
Schneider Electric SE, 2.95%, 09/27/22(a)	25	25,820
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/29/20)	185	182,266
5.38%, 06/15/24 (Call 06/15/20)	24	22,174

		661,203

Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	60	61,847
3.88%, 07/15/23 (Call 04/15/23)	161	170,063
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	168	168,926
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	75	74,833
3.20%, 04/01/24 (Call 02/01/24)	60	63,365
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	198	199,835
3.50%, 04/01/22 (Call 02/01/22)	115	116,250
4.50%, 03/01/23 (Call 12/01/22)	80	82,785
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	63	64,080
4.88%, 12/01/22	388	409,588
Competition Team Technologies Ltd., 3.75%, 03/12/24(b)	200	209,260
Flex Ltd., 5.00%, 02/15/23	335	349,566
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	301	302,168
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	727	738,712
2.15%, 08/08/22 (Call 07/08/22)	190	195,521
2.30%, 08/15/24 (Call 07/15/24)	268	281,601
3.35%, 12/01/23	10	10,823
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	127,278
5.45%, 12/15/24 (Call 09/15/24)	69	66,328
Jabil Inc., 4.70%, 09/15/22	182	187,018
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	40	43,560
Legrand France SA, 8.50%, 02/15/25	64	83,537
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	145	146,817

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.80%, 12/15/21 (Call 11/15/21)	$207	$211,316
3.13%, 11/15/22 (Call 08/15/22)	75	76,690
3.65%, 09/15/23 (Call 08/15/23)	358	375,302
Sensata Technologies BV
4.88%, 10/15/23(a)	165	167,424
5.63%, 11/01/24(a)	150	152,637
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	485	478,758
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	318	324,869
Tsinghua Unic Ltd., 5.38%, 01/31/23(b)	200	108,000
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	50	53,184
3.50%, 02/03/22 (Call 11/03/21)	72	74,541

		6,176,482

Energy – Alternate Sources — 0.0%
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/20)(b)	500	479,140
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(b)(c)	200	178,628
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25 (Call 01/29/21)(b)	200	177,192
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/21)(a)	125	126,295
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(b)	200	173,356
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	150	153,663

		1,288,274

Engineering & Construction — 0.2%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(a)	75	77,271
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	275	290,832
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	75	75,036
Chang Development International Ltd., 5.70%, 11/08/21(b)	200	199,908
Chengdu Economic & Technological Development Zone State-Owned Assets Investment, 7.50%, 02/12/22(b)	200	200,864
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)	300	297,228
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(b)	200	203,498
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(b)(d)(e)	400	410,944
Chongqing International Logistics Hub Park Construction Co. Ltd., 3.25%, 09/06/21(b)	200	196,008
CRCC Yuxiang Ltd., 3.50%, 05/16/23(b)	200	207,866
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21(b)	200	201,532
2.90%, 07/05/22(b)	800	815,400
Dianjian Haiyu Ltd.
3.50%, (Call 06/12/22)(b)(d)(e)	400	394,000
4.30%, (Call 06/20/24)(b)(d)(e)	400	399,536
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	116	104,155
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	106	108,175
Hongkong International Qingdao Co. Ltd.
4.00%, 10/08/24(b)	200	191,702
4.25%, 12/04/22(b)	200	201,690
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(b)	200	181,336
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/21)	130	128,026
New Enterprise Stone & Lime Co. Inc., 10.13%, 04/01/22 (Call 04/01/21)(a)	100	99,293

Security	Par (000)	Value

Engineering & Construction (continued)
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(a)	$127	$129,531
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 05/29/20)	50	46,011
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(b)	400	401,268
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(b)	400	394,644

		5,955,754

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	95	83,803
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	200	186,034
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/21)(a)	58	55,369
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)	30	28,052
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	105	105,000
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	200	167,880
5.13%, 12/15/22 (Call 12/15/20)	125	106,868
8.75%, 05/01/25 (Call 05/01/22)(a)	35	35,535
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	200	165,814
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 10/31/20)(a)	200	76,478
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/21)(a)	100	60,547
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/21)	300	294,444
7.00%, 08/01/23 (Call 08/01/20)	125	120,605
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	150	135,342
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(a)	65	54,222
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	400	390,836
6.50%, 02/15/25 (Call 08/15/24)(a)	375	367,912
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/21)(a)	154	116,655
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)	175	160,431
6.38%, 02/01/24 (Call 02/01/21)(a)	150	139,462
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/20)(a)	25	22,218
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/20)(a)(g)	175	99,302
Scientific Games International Inc., 6.63%, 05/15/21 (Call 05/15/20)	125	111,798
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/20)(a)	350	307,989
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	30	30,894
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/20)(a)	50	50,685
5.00%, 08/01/23 (Call 08/01/20)(a)	107	108,311
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	235	240,534

		3,823,020

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/10/20)(a)	$50	$51,782
Capital Environment Holdings Ltd., 5.63%, 09/11/21(b)	200	203,848
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/21)	155	153,438
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	30	30,200
5.63%, 05/01/22 (Call 05/01/20)(a)	100	101,406
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	474	493,595
3.55%, 06/01/22 (Call 03/01/22)	771	804,739
4.75%, 05/15/23 (Call 02/15/23)	65	71,510
5.25%, 11/15/21	30	31,774
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(a)	200	200,440
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(a)	175	116,783
Tuspark Forward Ltd., 6.95%, 06/18/22(b)	200	100,000
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	164	170,112
2.90%, 09/15/22 (Call 06/15/22)	79	81,999
2.95%, 06/15/24 (Call 05/15/24)	613	653,470
3.50%, 05/15/24 (Call 02/15/24)	50	53,988

		3,319,084

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	250	247,458
5.75%, 03/15/25 (Call 09/15/20)	400	411,476
6.63%, 06/15/24 (Call 06/15/20)	400	411,608
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(b)	200	160,190
Campbell Soup Co.
2.50%, 08/02/22	115	117,417
3.30%, 03/19/25 (Call 12/19/24)	100	105,832
3.65%, 03/15/23 (Call 02/15/23)	856	903,474
3.95%, 03/15/25 (Call 01/15/25)	50	54,606
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(b)	400	427,680
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	103,565
3.80%, 10/22/21	478	492,966
4.30%, 05/01/24 (Call 04/01/24)	755	819,922
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(a)	250	251,895
2.59%, 11/02/23 (Call 09/02/23)(a)	510	527,937
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/20)(a)	175	111,162
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	297	307,012
3.15%, 12/15/21 (Call 09/15/21)	455	467,745
3.65%, 02/15/24 (Call 11/15/23)	38	40,779
3.70%, 10/17/23 (Call 09/17/23)	409	442,890
Grupo Bimbo SAB de CV
4.50%, 01/25/22(b)	400	409,704
5.95%, (Call 04/17/23)(b)(d)(e)	400	397,836
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	325	336,625
3.10%, 05/15/21	50	51,129
3.38%, 05/15/23 (Call 04/15/23)	445	474,192
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/20)	200	201,836
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 07/15/20)(a)	600	613,242
JGSH Philippines Ltd., 4.38%, 01/23/23(b)	200	204,634

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
3.00%, 03/15/22	$36	$37,045
3.50%, 10/15/21	20	20,664
3.50%, 03/15/25	1,050	1,135,806
Kellogg Co., 2.65%, 12/01/23	101	104,786
Kraft Heinz Foods Co.
3.38%, 06/15/21	325	329,589
3.50%, 07/15/22 (Call 05/15/22)	58	59,505
4.00%, 06/15/23 (Call 05/15/23)	428	444,123
4.88%, 02/15/25 (Call 02/15/21)(a)	250	256,275
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	85	87,946
2.95%, 11/01/21 (Call 10/01/21)	102	104,412
3.40%, 04/15/22 (Call 01/15/22)	63	65,393
3.85%, 08/01/23 (Call 05/01/23)	208	223,477
4.00%, 02/01/24 (Call 11/01/23)	310	337,289
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	300	306,132
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(b)	400	383,940
7.00%, 03/15/24 (Call 03/15/21)(b)(c)	200	195,318
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	339	347,787
3.15%, 08/15/24 (Call 06/15/24)	72	76,560
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(a)	275	277,404
2.13%, 09/19/22(a)	225	228,598
2.25%, 09/19/24 (Call 08/19/24)(a)	200	204,590
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	410	407,802
3.63%, 05/07/23 (Call 04/07/23)	475	505,158
4.00%, 02/01/24 (Call 11/01/23)	31	33,590
Nestle Holdings Inc.
1.38%, 07/13/21(b)	200	200,704
2.38%, 11/17/22(b)	80	82,695
3.10%, 09/24/21 (Call 08/24/21)(a)	250	257,435
3.13%, 03/22/23(b)	65	68,461
3.35%, 09/24/23 (Call 08/24/23)(a)	855	918,304
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/21)(a)	325	328,266
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)	200	187,522
7.75%, 01/15/24 (Call 01/15/21)(a)	75	78,762
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(a)	229	225,173
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	105	105,567
2.60%, 06/12/22	190	191,290
3.55%, 03/15/25 (Call 01/15/25)	300	309,534
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/29/20)	150	149,948
6.00%, 02/15/24 (Call 02/15/21)(a)	175	179,335
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	229	231,833
3.90%, 09/28/23 (Call 08/28/23)	110	118,381
3.95%, 08/15/24 (Call 05/15/24)	30	32,944
4.50%, 06/15/22 (Call 03/15/22)	481	508,460
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	135	138,209

		19,580,824

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/21)(a)	$200	$194,168
6.38%, 05/01/25 (Call 05/01/22)(a)	90	93,594

		287,762

Forest Products & Paper — 0.1%
Cascades Inc., 5.75%, 07/15/23 (Call 07/15/20)(a)	108	107,929
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 02/01/21)	125	122,386
5.38%, 02/01/25(a)(c)	37	34,920
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,732
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	38	36,296
5.25%, 05/12/24	262	264,138
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(a)	258	264,863
3.73%, 07/15/23 (Call 04/15/23)(a)	275	291,800
8.00%, 01/15/24	29	35,414
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	560	598,914
Mercer International Inc.
6.50%, 02/01/24 (Call 02/01/21)	100	96,821
7.38%, 01/15/25 (Call 01/15/21)	200	193,798
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/20)(c)	159	130,650

		2,280,661

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	280	285,457
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(b)	300	302,799
British Transco International Finance BV, 0.00% 11/04/21(b)(i)	320	310,938
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	285	297,349
China Resources Gas Group Ltd., 4.50%, 04/05/22(a)	400	418,680
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	33	34,675
3.60%, 12/15/24 (Call 09/15/24)	88	95,343
Series A, 2.50%, 11/15/24 (Call 10/15/24)	409	425,368
Korea Gas Corp.
1.88%, 07/18/21(b)	200	201,076
2.75%, 07/20/22(b)	200	205,254
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	57	55,828
4.90%, 12/01/21 (Call 09/01/21)	50	50,733
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	150	159,811
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	400	409,096
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/21)(a)	155	119,719
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	200	211,528
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	25	25,426
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(a)	195	185,886
Talent Yield Investments Ltd., 4.50%, 04/25/22(a)	200	208,904

		4,003,870

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/21)(a)	150	94,466
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	210	213,286

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.90%, 11/01/22	$150	$155,643
3.40%, 12/01/21 (Call 09/01/21)	221	226,361
4.00%, 03/15/60 (Call 03/15/25)(e)	500	496,220

		1,185,976

Health Care – Products — 0.2%
Abbott Laboratories
2.55%, 03/15/22	174	180,041
2.95%, 03/15/25 (Call 12/15/24)	1,000	1,084,350
3.40%, 11/30/23 (Call 09/30/23)	211	229,163
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	500	527,705
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	184	185,360
Boston Scientific Corp.
3.38%, 05/15/22	33	34,248
3.45%, 03/01/24 (Call 02/01/24)	514	544,156
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	69	72,699
3.20%, 06/15/22 (Call 03/15/22)	113	117,941
DH Europe Finance II Sarl
2.05%, 11/15/22	212	215,358
2.20%, 11/15/24 (Call 10/15/24)	130	133,536
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/21)(a)	67	68,654
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/20)(a)	105	94,500
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/01/20)(a)	125	125,000
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	27	28,435
3.15%, 03/15/22	657	686,381
3.50%, 03/15/25	750	835,702
3.63%, 03/15/24 (Call 12/15/23)	272	296,611
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/29/20)(a)	97	89,228
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	10	10,836
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	485	510,390
4.15%, 02/01/24 (Call 11/01/23)	315	347,615
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	224	229,065
3.70%, 03/19/23 (Call 02/19/23)	378	396,435

		7,043,409

Health Care – Services — 0.7%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/20)	75	72,093
5.63%, 02/15/23 (Call 02/15/21)	175	167,500
6.50%, 03/01/24 (Call 03/01/21)	130	124,420
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	432	445,565
2.80%, 06/15/23 (Call 04/15/23)	370	383,845
3.50%, 11/15/24 (Call 08/15/24)	78	83,508
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/20)(a)	100	92,844
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	400	411,628
2.95%, 12/01/22 (Call 11/01/22)	400	415,712
3.13%, 05/15/22	373	387,099
3.30%, 01/15/23	543	571,703
3.35%, 12/01/24 (Call 10/01/24)	17	18,217
3.50%, 08/15/24 (Call 05/15/24)	667	717,192
3.70%, 08/15/21 (Call 05/15/21)	211	216,224

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Centene Corp.
4.75%, 05/15/22 (Call 05/15/20)	$300	$304,296
4.75%, 01/15/25 (Call 01/15/21)	400	412,692
4.75%, 01/15/25 (Call 01/15/21)(a)	300	309,078
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)	1,000	939,800
6.63%, 02/15/25 (Call 02/15/22)(a)	450	416,628
8.13%, 06/30/24 (Call 06/30/21)(a)	475	324,097
8.63%, 01/15/24 (Call 01/15/21)(a)	300	294,021
9.88%, 06/30/23 (Call 06/30/20)(a)(j)	550	404,217
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	227	222,912
2.95%, 11/01/22	80	81,128
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/20)	600	608,724
Encompass Health Corp.
5.13%, 03/15/23 (Call 03/15/21)	100	99,399
5.75%, 11/01/24 (Call 11/01/20)	200	202,592
Fresenius Medical Care U.S. Finance II Inc., 5.88%, 01/31/22(a)	225	237,188
HCA Inc.
4.75%, 05/01/23	903	962,535
5.00%, 03/15/24	370	401,554
5.25%, 04/15/25	1,000	1,113,600
5.38%, 02/01/25	850	913,979
5.88%, 05/01/23	475	508,972
8.36%, 04/15/24	50	55,299
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	86	88,508
3.15%, 12/01/22 (Call 09/01/22)	144	149,095
4.50%, 04/01/25 (Call 03/01/25)	1,000	1,117,540
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	86	87,999
3.20%, 02/01/22	165	169,773
3.25%, 09/01/24 (Call 07/01/24)	250	267,618
3.60%, 02/01/25 (Call 11/01/24)	475	514,501
3.75%, 08/23/22 (Call 05/23/22)	85	89,245
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(a)	215	221,437
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	125	121,775
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/20)(a)	225	212,585
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	250	258,735
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(a)(c)(h)	435	364,848
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	150	161,241
4.25%, 04/01/24 (Call 01/01/24)	10	10,892
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/21)(g)	100	17,128
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	82	85,577
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	600	593,016
4.63%, 09/01/24 (Call 09/01/21)(a)	191	187,841
6.75%, 06/15/23	600	599,100
7.50%, 04/01/25 (Call 04/01/22)(a)	245	263,360
8.13%, 04/01/22	900	907,353
UnitedHealth Group Inc.
2.38%, 10/15/22	155	160,379
2.38%, 08/15/24	430	452,300
2.75%, 02/15/23 (Call 11/15/22)	348	363,747
2.88%, 12/15/21	185	190,644
2.88%, 03/15/22 (Call 12/15/21)	604	624,590

Security	Par (000)	Value

Health Care – Services (continued)
2.88%, 03/15/23	$103	$108,645
3.15%, 06/15/21	260	266,211
3.35%, 07/15/22	604	637,631
3.38%, 11/15/21 (Call 08/15/21)	165	170,107
3.50%, 06/15/23	400	431,736
3.50%, 02/15/24	222	241,547
Universal Health Services Inc., 4.75%, 08/01/22 (Call 08/01/20)(a)	289	289,627

		23,346,592

Holding Companies – Diversified — 0.5%
Amipeace Ltd., 2.50%, 12/05/24(b)	400	408,608
Apollo Investment Corp., 5.25%, 03/03/25	100	80,857
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	200	177,890
3.50%, 02/10/23 (Call 01/10/23)	279	266,138
3.63%, 01/19/22 (Call 12/19/21)	285	280,828
4.20%, 06/10/24 (Call 05/10/24)	208	198,542
4.25%, 03/01/25 (Call 01/01/25)	260	248,079
Bright Galaxy International Ltd., 3.38%, 11/03/21(b)	200	198,212
China Taiping New Horizon Ltd., 6.00%, 10/18/23(b)	200	226,752
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(d)(e)	200	190,672
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(a)	200	204,726
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(a)	1,050	1,068,501
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)	500	523,060
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	175	113,890
FS KKR Capital Corp.
4.63%, 07/15/24 (Call 06/15/24)	275	233,645
4.75%, 05/15/22 (Call 04/15/22)	13	12,448
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	17	16,725
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(b)	800	796,648
Huarong Finance 2017 Co. Ltd.
2.76%, 07/03/23, (3 mo. LIBOR US + 1.325%)(b)(f)	200	194,344
2.89%, 11/07/22(b)(f)	400	387,200
3.75%, 04/27/22(b)	1,200	1,208,616
4.00%, (Call 11/07/22)(b)(d)(e)	400	391,724
Huarong Finance 2019 Co. Ltd.
3.38%, 05/29/22(b)	600	602,238
3.75%, 05/29/24(b)	600	600,132
Huarong Finance II Co. Ltd., 3.63%, 11/22/21(b)	200	201,168
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)	200	206,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	370	350,790
6.25%, 02/01/22 (Call 02/01/21)	375	378,547
6.75%, 02/01/24 (Call 02/01/21)	150	150,069
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(b)	400	394,004
MDC-GMTN BV, 5.50%, 03/01/22(a)(c)	200	212,612
MDGH - GMTN BV, 2.50%, 11/07/24 (Call 10/07/24)(b)	1,000	1,003,150
MDGH-GMTN BV
2.75%, 05/11/23(b)	600	611,190
3.00%, 04/19/24(b)	400	408,928
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	260	238,059
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	175	158,207
Prospect Capital Corp., 5.88%, 03/15/23	35	31,711
Rongshi International Finance Ltd., 2.88%, 05/04/22(b)	400	406,944

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Stena AB, 7.00%, 02/01/24(a)	$200	$178,090
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(a)	200	174,540
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(b)	600	626,862
4.50%, 10/09/23(b)	200	216,714
Temasek Financial I Ltd., 2.38%, 01/23/23(a)	500	516,075
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	125	116,371
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	175	139,683
Xi Yang Overseas Ltd., 4.30%, 06/05/24(b)	400	407,032
Yieldking Investment Ltd., 4.80%, 10/18/21(b)	200	202,926
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(b)	400	396,872

		16,357,437

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(a)	30	27,602
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/21)	100	86,611
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	340	340,874
4.38%, 09/15/22 (Call 06/15/22)	50	51,519
4.75%, 02/15/23 (Call 11/15/22)	35	36,634
5.75%, 08/15/23 (Call 05/15/23)	142	153,711
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	155	152,807
KB Home
7.00%, 12/15/21 (Call 09/15/21)	170	175,884
7.50%, 09/15/22	125	133,657
7.63%, 05/15/23 (Call 11/15/22)	110	115,783
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	210	210,708
4.50%, 04/30/24 (Call 01/30/24)	200	204,354
4.75%, 04/01/21 (Call 02/01/21)	100	100,578
4.75%, 11/15/22 (Call 08/15/22)	175	178,638
4.88%, 12/15/23 (Call 09/15/23)	150	154,674
5.38%, 10/01/22	100	103,672
5.88%, 11/15/24 (Call 05/15/24)	150	159,210
6.25%, 12/15/21 (Call 06/15/21)	125	128,307
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	126,756
Meritage Homes Corp., 7.00%, 04/01/22	115	118,212
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	100	86,462
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	204	212,444
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 04/01/21)(a)	100	94,792
Taylor Morrison Communities Inc.
5.88%, 01/31/25 (Call 01/31/21)(a)	150	141,777
6.00%, 09/01/23 (Call 09/01/20)(a)	100	96,801
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	106	99,708
5.88%, 04/15/23 (Call 01/15/23)(a)	100	96,548
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	158	158,346
5.63%, 01/15/24 (Call 10/15/23)	100	102,461
5.88%, 02/15/22 (Call 11/15/21)	150	154,294
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	103	101,046
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	175	173,007

Security	Par (000)	Value

Home Builders (continued)
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(a)	$215	$216,714
7.88%, 12/15/22 (Call 12/15/20)(a)	68	69,055

		4,563,646

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	35	35,606
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(a)	210	211,875
2.68%, 07/19/24 (Call 06/19/24)(a)	260	263,528
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/20)	170	167,583
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(b)(d)(e)	400	391,544
Whirlpool Corp.
4.00%, 03/01/24	125	130,456
4.70%, 06/01/22	35	36,619

		1,237,211

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/20)(a)	200	198,648
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)	100	101,280
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	380	388,440
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	26	28,289
Kimberly-Clark Corp., 2.40%, 06/01/23	35	36,491
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/20)(a)	225	195,370
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(a)	210	215,817
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)(a)	1,005	1,022,738
2.75%, 06/26/24 (Call 04/26/24)(a)	505	520,433
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 12/15/20)	50	49,641

		2,757,147

Housewares — 0.0%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	56	56,400
4.35%, 04/01/23 (Call 02/01/23)	600	610,992
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(c)	185	76,927

		744,319

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	335	344,896
Aflac Inc.
3.63%, 06/15/23	302	323,940
3.63%, 11/15/24	57	62,619
AIA Group Ltd., 3.13%, 03/13/23(b)	400	410,364
Alleghany Corp., 4.95%, 06/27/22	150	158,868
Allstate Corp. (The), 3.15%, 06/15/23	370	391,234
American International Group Inc.
4.13%, 02/15/24	579	628,487
4.88%, 06/01/22	679	724,011
Aon Corp., 2.20%, 11/15/22	300	305,472
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	185	195,797
4.00%, 11/27/23 (Call 08/27/23)	185	196,514
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)	200	184,000
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	347,110

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assurant Inc.
4.00%, 03/15/23	$285	$295,306
4.20%, 09/27/23 (Call 08/27/23)	200	209,278
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	300	324,954
Athene Global Funding
2.50%, 01/14/25(a)	500	485,455
2.75%, 06/25/24(a)	119	117,870
3.00%, 07/01/22(a)	622	621,422
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	384	403,066
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	705	746,595
3.00%, 02/11/23	80	85,475
3.40%, 01/31/22	174	182,712
3.75%, 08/15/21	160	165,966
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	219	230,765
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(b)	600	607,542
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(b)(e)	250	244,483
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	365	385,849
5.75%, 08/15/21	34	35,654
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	151,967
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	292	304,200
Fidelity National Financial Inc., 5.50%, 09/01/22	175	184,672
Five Corners Funding Trust, 4.42%, 11/15/23(a)	820	906,190
Genworth Holdings Inc.
4.80%, 02/15/24(c)	200	168,798
4.90%, 08/15/23	110	94,412
7.63%, 09/24/21	225	213,545
Guardian Life Global Funding
1.95%, 10/27/21(a)	250	250,972
2.50%, 05/08/22(a)	53	53,944
2.90%, 05/06/24(a)	350	362,953
3.40%, 04/25/23(a)	50	52,835
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(d)(e)	380	365,674
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(b)(d)(e)	300	270,483
Jackson National Life Global Funding
2.38%, 09/15/22(a)	47	47,486
2.65%, 06/21/24(a)	200	204,036
3.25%, 01/30/24(a)	50	51,991
3.30%, 06/11/21(a)	385	392,253
3.30%, 02/01/22(a)	258	265,482
Liberty Mutual Group Inc.
4.25%, 06/15/23(a)	468	498,050
5.00%, 06/01/21(a)	490	505,219
Lincoln National Corp.
4.00%, 09/01/23	375	398,355
4.20%, 03/15/22	195	202,383
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	255	260,090
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	358	368,951
3.30%, 03/14/23 (Call 01/14/23)	37	38,875
3.50%, 06/03/24 (Call 03/03/24)	198	212,395
3.88%, 03/15/24 (Call 02/15/24)	495	539,268
4.80%, 07/15/21 (Call 04/15/21)	157	162,633
MassMutual Global Funding II
2.50%, 04/13/22(a)	500	510,785
2.75%, 06/22/24(a)	350	364,388

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.05%, 12/15/22	$165	$172,608
3.60%, 04/10/24	129	140,303
Series D, 4.37%, 09/15/23	189	207,537
Metropolitan Life Global Funding I
1.95%, 09/15/21(a)	250	252,077
2.40%, 06/17/22(a)	485	495,646
2.65%, 04/08/22(a)	280	286,748
3.45%, 10/09/21(a)	150	154,476
3.60%, 01/11/24(a)	600	645,306
3.88%, 04/11/22(a)	510	533,679
MGIC Investment Corp., 5.75%, 08/15/23	155	154,768
New York Life Global Funding
2.00%, 01/22/25(a)	665	677,595
2.25%, 07/12/22(a)	222	226,729
2.30%, 06/10/22(a)	391	401,268
2.88%, 04/10/24(a)	216	227,999
2.90%, 01/17/24(a)	390	410,678
3.25%, 08/06/21(a)	260	266,991
Pricoa Global Funding I
2.45%, 09/21/22(a)	150	154,055
3.45%, 09/01/23(a)	400	426,696
Primerica Inc., 4.75%, 07/15/22	172	180,999
Principal Financial Group Inc.
3.13%, 05/15/23	10	10,336
3.30%, 09/15/22	25	25,809
Principal Life Global Funding II, 2.25%, 11/21/24(a)	503	512,743
Progressive Corp. (The), 3.75%, 08/23/21	250	257,907
Protective Life Global Funding
2.00%, 09/14/21(a)	250	252,235
2.62%, 08/22/22(a)	500	508,340
Prudential Financial Inc.
3.50%, 05/15/24	333	361,551
4.50%, 11/16/21	511	535,666
5.63%, 06/15/43 (Call 06/15/23)(e)	438	452,042
5.88%, 09/15/42 (Call 09/15/22)(e)	605	635,135
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	150	142,341
Reinsurance Group of America Inc., 5.00%, 06/01/21	285	293,413
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(a)	748	783,261
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(b)	200	197,678
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(b)(d)(e)	400	390,532
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	90	90,907
Unum Group, 4.00%, 03/15/24	400	410,468
Vigorous Champion International Ltd., 4.38%, 09/10/23(b)	200	210,762
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(e)	175	172,771
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	158	167,485

		30,246,529

Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	200	205,558
3.13%, 11/28/21 (Call 09/28/21)	670	682,864
3.60%, 11/28/24 (Call 08/28/24)	400	431,908
Alphabet Inc.
3.38%, 02/25/24	150	165,122
3.63%, 05/19/21	360	371,041
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	780	818,345
2.50%, 11/29/22 (Call 08/29/22)	307	320,299

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)	$754	$814,614
3.30%, 12/05/21 (Call 10/05/21)	135	139,942
Baidu Inc.
2.88%, 07/06/22	440	444,558
3.50%, 11/28/22	200	206,166
3.88%, 09/29/23 (Call 08/29/23)	250	263,280
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	150	152,790
4.10%, 04/13/25 (Call 03/13/25)	1,000	1,060,210
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	150	153,773
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	290	297,293
2.75%, 01/30/23 (Call 12/30/22)	833	857,365
2.88%, 08/01/21 (Call 06/01/21)	331	335,909
3.45%, 08/01/24 (Call 05/01/24)	50	53,435
3.80%, 03/09/22 (Call 02/09/22)	212	220,887
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	125	107,224
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	169	164,648
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	45	45,633
5.50%, 02/15/22	250	260,037
5.75%, 03/01/24	150	163,245
5.88%, 02/15/25	250	274,630
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	152,706
5.00%, 04/15/25 (Call 04/15/21)(a)	350	351,809
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	800	819,904
3.28%, 04/11/24 (Call 03/11/24)(b)	600	626,208
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)	175	175,452
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	250	251,435
5.25%, 04/01/25 (Call 01/01/25)	200	219,120
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	506,870

		12,114,280

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(b)	400	357,608
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	137,443
ArcelorMittal SA, 3.60%, 07/16/24	152	145,174
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	123	119,102
5.20%, 07/15/21 (Call 04/15/21)	54	54,563
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	220	190,887
9.88%, 10/17/25 (Call 10/17/22)(a)	117	115,244
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	90	90,463
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/21)(b)	200	157,790
Evraz PLC
5.25%, 04/02/24(b)	200	212,700
5.38%, 03/20/23(b)	200	211,034
6.75%, 01/31/22(b)	400	423,500
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	675	680,373
JSW Steel Ltd.
5.25%, 04/13/22(b)	200	178,800
5.95%, 04/18/24(b)	200	167,952
Metalloinvest Finance DAC, 4.85%, 05/02/24(b)	200	209,368
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(b)	200	142,328

Security	Par (000)	Value

Iron & Steel (continued)
MMK International Capital DAC, 4.38%, 06/13/24(b)	$600	$624,816
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	407	436,276
4.13%, 09/15/22 (Call 03/15/22)	198	208,429
POSCO
2.75%, 07/15/24(b)	400	398,904
4.00%, 08/01/23(b)	200	208,956
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	191	197,635
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(b)	600	598,668
5.90%, 10/17/22(b)	200	213,390
Shougang Group Co. Ltd., 4.00%, 05/23/24(b)	400	417,092
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	180	176,042
5.25%, 04/15/23 (Call 04/15/21)	452	453,483
5.50%, 10/01/24 (Call 10/01/20)	32	32,603

		7,560,623

Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/20)(a)(c)	135	5,274
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/20)(a)	200	130,228
King Power Capital Ltd., 5.63%, 11/03/24(b)	200	226,044
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	200	128,442
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	204	148,149
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)	150	139,640
5.38%, 04/15/23 (Call 04/15/21)(a)	175	162,984
9.25%, 04/15/25 (Call 03/16/25)(a)	255	269,260
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/20)	150	140,838

		1,350,859

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	125	68,886
Choice Hotels International Inc., 5.75%, 07/01/22	302	301,293
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)	175	140,863
10.75%, 09/01/24 (Call 09/01/20)(a)	200	127,540
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 05/28/20)(b)	800	770,160
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	350	339,216
5.38%, 05/01/25 (Call 05/01/22)(a)	20	19,984
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	100	91,698
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 04/01/21)	87	85,328
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	55	52,722
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	533	517,975
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	418	403,947
3.25%, 09/15/22 (Call 06/15/22)	125	121,906
3.60%, 04/15/24 (Call 03/15/24)	405	386,022
3.75%, 03/15/25 (Call 12/15/24)	71	67,483
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	18	17,660
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)	200	196,248
MGM Resorts International
6.00%, 03/15/23	405	392,830
6.75%, 05/01/25 (Call 05/01/22)	100	97,599

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
7.75%, 03/15/22	$340	$345,845
Minor International PCL, 4.66%, (Call 12/04/21)(b)(d)(e)	200	200,872
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	640	654,374
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(a)	200	199,090
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(b)	200	190,492
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	131,080
4.25%, 03/01/22 (Call 12/01/21)	201	193,264
5.40%, 04/01/24 (Call 02/01/24)	150	132,348
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	175	163,172
5.50%, 03/01/25 (Call 12/01/24)(a)	550	488,180
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	200	193,582

		7,091,659

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	650	669,161
3.38%, 04/03/23 (Call 03/03/23)	264	274,027
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/20)(a)	75	75,052
Caterpillar Financial Services Corp.
1.70%, 08/09/21	555	559,473
1.90%, 09/06/22	22	22,410
1.93%, 10/01/21	70	70,849
1.95%, 11/18/22	72	73,451
2.15%, 11/08/24	130	134,723
2.40%, 06/06/22	185	189,973
2.55%, 11/29/22	43	44,616
2.85%, 06/01/22	125	129,475
2.85%, 05/17/24	283	300,354
2.95%, 02/26/22	585	604,428
3.15%, 09/07/21	280	288,053
3.30%, 06/09/24	515	557,374
3.45%, 05/15/23	160	170,986
3.65%, 12/07/23	393	427,289
Series I, 2.65%, 05/17/21	165	167,734
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	225	231,880
3.40%, 05/15/24 (Call 02/15/24)	650	705,640
3.90%, 05/27/21	295	303,186
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/20)(a)	135	111,201
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/20)(a)	190	179,109
CNH Industrial Capital LLC
3.88%, 10/15/21	272	274,978
4.20%, 01/15/24	10	10,427
4.38%, 04/05/22	255	261,056
CNH Industrial NV, 4.50%, 08/15/23	225	231,179
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	263	269,930
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	100,660
4.00%, 11/15/23 (Call 08/15/23)	35	35,144
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	150	133,535
John Deere Capital Corp.
1.95%, 06/13/22	340	345,753
2.05%, 01/09/25	543	561,272
2.15%, 09/08/22	576	591,828
2.30%, 06/07/21	135	136,899
2.60%, 03/07/24	385	403,203
2.65%, 01/06/22	155	158,988

Security	Par (000)	Value

Machinery (continued)
2.65%, 06/24/24	$105	$110,631
2.70%, 01/06/23	70	72,717
2.80%, 01/27/23	20	20,932
2.80%, 03/06/23	500	524,015
2.95%, 04/01/22	192	198,780
3.13%, 09/10/21	320	328,906
3.15%, 10/15/21	150	154,011
3.20%, 01/10/22	130	134,570
3.35%, 06/12/24	100	107,925
3.45%, 06/07/23	194	207,198
3.45%, 01/10/24	105	113,028
3.65%, 10/12/23	270	292,526
3.90%, 07/12/21	75	77,531
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(a)	95	69,764
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	100	102,117
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	750	764,085
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	75	78,748
SPX FLOW Inc., 5.63%, 08/15/24 (Call 08/15/20)(a)	94	94,729
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(a)(c)	200	181,830
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	235	236,929
Xylem Inc./NY, 4.88%, 10/01/21	50	52,513
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(a)	200	192,670

		13,921,451

Manufacturing — 0.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	139	140,441
1.75%, 02/14/23 (Call 01/14/23)	235	241,065
2.00%, 06/26/22	270	276,755
2.25%, 03/15/23 (Call 02/15/23)	235	244,120
2.75%, 03/01/22 (Call 02/01/22)	95	98,717
3.00%, 09/14/21 (Call 08/14/21)	215	220,874
3.25%, 02/14/24 (Call 01/14/24)	421	455,968
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	75	77,140
Eaton Corp., 2.75%, 11/02/22	595	615,236
Enerpac Tool Group Corp., 5.63%, 06/15/22 (Call 06/15/20)	121	114,232
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	175	127,496
General Electric Co.
2.70%, 10/09/22	603	607,740
3.10%, 01/09/23	100	101,783
3.15%, 09/07/22	272	277,590
3.38%, 03/11/24	425	439,616
3.45%, 05/15/24 (Call 02/13/24)	300	308,070
4.65%, 10/17/21	634	658,041
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	108	110,803
3.50%, 03/01/24 (Call 12/01/23)	76	82,640
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	271	292,168
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	300	318,792
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/21)(a)	150	122,681
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(c)	170	158,460
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	355	362,902
3.30%, 11/21/24 (Call 08/21/24)	51	53,586
Siemens Financieringsmaatschappij NV 1.70%, 09/15/21(a)	260	262,072

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.00%, 09/15/23(a)	$250	$255,238
2.90%, 05/27/22(a)	750	776,565
3.13%, 03/16/24(a)	250	266,590
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(b)	200	203,110
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	75	78,122
4.30%, 03/01/24 (Call 12/01/23)	228	239,642
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	150	138,041

		8,726,296

Media — 0.8%
Altice Finco SA, 7.63%, 02/15/25 (Call 02/15/21)(a)	200	201,734
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	117	115,747
5.00%, 04/01/24 (Call 04/01/21)	348	337,932
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)	200	202,594
5.13%, 05/01/23 (Call 05/01/20)(a)	370	374,740
5.88%, 04/01/24 (Call 04/01/21)(a)	600	616,860
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/20)(a)	200	105,930
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,073	1,130,502
4.50%, 02/01/24 (Call 01/01/24)	586	635,581
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)	586	487,300
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	195	236,480
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	195	198,145
2.75%, 03/01/23 (Call 02/01/23)	598	628,516
2.85%, 01/15/23	402	422,872
3.00%, 02/01/24 (Call 01/01/24)	285	304,092
3.10%, 04/01/25 (Call 03/01/25)	170	184,010
3.13%, 07/15/22	625	657,737
3.60%, 03/01/24	890	970,928
3.70%, 04/15/24 (Call 03/15/24)	1,010	1,103,294
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)	278	288,953
3.15%, 08/15/24 (Call 06/15/24)(a)	100	105,533
3.25%, 12/15/22(a)	652	678,817
CSC Holdings LLC
5.25%, 06/01/24	250	261,805
5.38%, 07/15/23 (Call 07/15/20)(a)	400	404,540
5.88%, 09/15/22	250	261,187
6.75%, 11/15/21	325	338,900
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	557	573,281
3.25%, 04/01/23	120	123,518
3.45%, 03/15/25 (Call 12/15/24)	117	120,308
3.50%, 06/15/22 (Call 04/15/22)	520	534,217
4.38%, 06/15/21	85	87,126
DISH DBS Corp.
5.00%, 03/15/23	500	476,685
5.88%, 07/15/22	635	638,505
5.88%, 11/15/24	625	601,881
6.75%, 06/01/21	675	676,127
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/20)(a)	100	63,004
Fox Corp.
3.67%, 01/25/22	50	51,911

Security	Par (000)	Value

Media (continued)
4.03%, 01/25/24 (Call 12/25/23)	$585	$631,812
GCI LLC, 6.63%, 06/15/24 (Call 06/15/21)(a)	25	25,877
Gray Television Inc., 5.13%, 10/15/24 (Call 10/15/20)(a)	200	197,336
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/20)(a)	125	81,574
NBC Universal Media LLC, 2.88%, 01/15/23	690	727,826
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/20)(a)	300	293,613
Quebecor Media Inc., 5.75%, 01/15/23	270	284,475
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/21)(a)	100	99,558
6.88%, 02/15/23 (Call 02/15/21)(a)	110	108,903
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)(c)	100	78,586
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/20)(a)	100	92,064
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	360	362,002
4.63%, 05/15/23 (Call 05/15/20)(a)	150	150,868
4.63%, 07/15/24 (Call 07/15/21)(a)	500	510,200
5.38%, 04/15/25 (Call 04/15/21)(a)	350	360,815
TEGNA Inc., 4.88%, 09/15/21 (Call 05/29/20)(a)	100	99,660
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	78	83,912
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	749	763,276
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	355	410,565
Townsquare Media Inc., 6.50%, 04/01/23 (Call 04/01/21)(a)	100	88,391
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	556	574,865
2.45%, 03/04/22	177	181,740
2.55%, 02/15/22	33	33,925
2.75%, 08/16/21	72	73,599
3.75%, 06/01/21	143	147,221
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)	395	378,860
5.13%, 02/15/25 (Call 02/15/21)(a)	475	420,484
6.75%, 09/15/22 (Call 09/15/20)(a)	164	165,783
9.50%, 05/01/25 (Call 05/01/22)(a)	20	20,368
Urban One Inc., 7.38%, 04/15/22 (Call 05/29/20)(a)	154	126,662
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	421	422,217
2.90%, 06/01/23 (Call 05/01/23)	120	121,642
3.38%, 03/01/22 (Call 12/01/21)	283	288,875
3.50%, 01/15/25 (Call 10/15/24)	250	252,155
3.70%, 08/15/24 (Call 05/15/24)	192	195,224
3.88%, 12/15/21	236	243,307
3.88%, 04/01/24 (Call 01/01/24)	62	64,469
4.25%, 09/01/23 (Call 06/01/23)	444	466,360
4.50%, 03/01/21	10	10,331
5.88%, 02/28/57 (Call 02/28/22)(e)	225	207,358
Videotron Ltd.
5.00%, 07/15/22	275	284,391
5.38%, 06/15/24 (Call 03/15/24)(a)	175	185,470
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)	200	202,634
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/21)(b)	250	248,205
Walt Disney Co. (The)
1.65%, 09/01/22	100	101,471
1.75%, 08/30/24 (Call 07/30/24)	895	907,217

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.00%, 09/15/22	$350	$366,030
3.35%, 03/24/25	1,075	1,173,029
3.70%, 09/15/24 (Call 06/15/24)	21	22,953

		28,539,450

Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/20)(a)	300	296,466
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(a)	113	87,132
Huayi Finance I Ltd., 3.00%, 10/30/24(b)	400	395,924
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	652	674,481
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/20)(a)	50	49,627
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(b)	900	894,042

		2,397,672

Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/20)(a)(c)	200	201,804
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	180	186,032
Anglo American Capital PLC
3.63%, 09/11/24(a)	65	65,133
3.75%, 04/10/22(a)	230	231,435
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	247,649
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	45	45,347
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(a)(c)	150	142,776
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	498	510,809
3.25%, 11/21/21	40	41,074
3.85%, 09/30/23	55	59,369
Century Aluminum Co., 7.50%, 06/01/21 (Call 05/29/20)(a)	75	67,711
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21(b)	200	204,482
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(b)	200	198,076
4.10%, (Call 09/11/24)(b)(d)(e)	400	387,668
4.25%, 04/21/22(b)	200	197,378
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/20)	80	73,816
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	75	73,579
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)	250	241,165
6.63%, 03/01/25 (Call 03/01/21)(a)	250	243,302
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(b)	400	417,132
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	100	106,720
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(a)	150	49,090
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(b)	700	616,861
7.25%, 05/15/22 (Call 05/15/20)(b)	200	188,382
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	325	325,744
5.13%, 03/15/23 (Call 12/15/22)(a)	160	161,448
5.13%, 05/15/24 (Call 02/15/24)(a)	300	304,674
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	110	110,976
3.88%, 03/15/23 (Call 12/15/22)	633	634,133

Security	Par (000)	Value

Mining (continued)
4.55%, 11/14/24 (Call 08/14/24)	$400	$400,932
Fresnillo PLC, 5.50%, 11/13/23(b)	600	628,728
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)	504	516,655
4.95%, 11/15/21(a)	210	215,393
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)	217	216,451
4.13%, 05/30/23(a)	600	611,598
4.13%, 03/12/24 (Call 02/12/24)(a)	405	415,368
4.63%, 04/29/24(a)	460	482,922
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/20)(a)	130	119,791
7.63%, 01/15/25 (Call 01/15/21)(a)	200	182,376
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/21)(a)	150	150,910
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	400	405,236
5.71%, 11/15/23(b)	600	617,892
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(a)	125	121,560
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	50	50,887
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	240	247,193
5.95%, 03/15/24 (Call 12/15/23)	37	40,629
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(b)	200	206,684
Minmetals Bounteous Finance BVI Ltd., 3.13%, 07/27/21(b)	400	404,776
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(b)	600	609,504
4.10%, 04/11/23(b)	400	413,240
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24(a)	300	304,491
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(a)	110	71,501
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/20)(a)	162	162,068
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(a)	250	259,887
Newmont Corp.
3.63%, 06/09/21 (Call 04/09/21)	10	10,148
3.70%, 03/15/23 (Call 12/15/22)	55	57,076
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/20)(a)	185	18,948
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/20)(b)	200	68,162
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(b)	400	417,476
Polyus Finance PLC, 5.25%, 02/07/23(b)	200	211,028
Rusal Capital DAC, 5.13%, 02/02/22	400	399,804
Southern Copper Corp., 3.50%, 11/08/22	200	201,174
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/20)(a)	85	44,520
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(b)	400	146,240
7.13%, 05/31/23(b)(c)	200	74,498
8.25%, 06/07/21(b)	500	270,000

		16,109,511

Multi-National — 0.0%
Black Sea Trade & Development Bank, 3.50%, 06/25/24(b)	200	200,310

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	$45	$45,183
5.50%, 12/01/24 (Call 06/01/24)	250	268,340
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	48	41,310
4.63%, 03/15/24 (Call 12/15/23)(c)	125	94,164
5.70%, 04/01/23 (Call 03/01/23)	113	92,164
Xerox Corp.
4.07%, 03/17/22	135	133,658
4.13%, 03/15/23 (Call 02/15/23)	325	323,148
4.50%, 05/15/21	375	375,487

		1,373,454

Oil & Gas — 1.9%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	265	245,689
6.00%, 07/01/22 (Call 07/01/20)(a)	150	143,149
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	207	25,565
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(c)	150	82,453
5.13%, 12/01/22 (Call 06/01/20)	300	209,589
5.38%, 11/01/21 (Call 11/01/20)(c)	300	268,566
5.63%, 06/01/23 (Call 06/01/20)(c)	270	158,422
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	150	137,424
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/21)(a)	334	273,790
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/21)(a)	125	17,550
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/20)(a)	150	54,000
BG Energy Capital PLC, 4.00%, 10/15/21(a)	200	206,796
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(b)	400	396,080
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	301	302,947
2.52%, 09/19/22 (Call 08/19/22)	136	138,468
2.75%, 05/10/23	798	820,472
3.19%, 04/06/25 (Call 03/06/25)	1,000	1,050,000
3.22%, 11/28/23 (Call 09/28/23)	10	10,473
3.22%, 04/14/24 (Call 02/14/24)	305	318,951
3.25%, 05/06/22	621	639,450
3.79%, 02/06/24 (Call 01/06/24)	454	482,661
BP Capital Markets PLC
2.50%, 11/06/22	350	357,094
3.06%, 03/17/22	493	506,138
3.25%, 05/06/22	338	346,981
3.56%, 11/01/21	661	679,065
3.81%, 02/10/24	255	271,384
3.99%, 09/26/23	543	580,880
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	170	3,970
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(a)	525	15,047
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)(c)	200	38,384
6.25%, 04/15/23 (Call 04/15/21)	225	46,285
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 01/15/21)(c)	125	106,860
7.75%, 04/15/23 (Call 04/15/21)(c)	125	99,591
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	730	705,742
3.45%, 11/15/21 (Call 08/15/21)	235	234,951

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 04/15/24 (Call 01/15/24)	$134	$129,826
3.90%, 02/01/25 (Call 11/01/24)	50	47,727
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	80	70,765
3.80%, 09/15/23 (Call 06/15/23)	100	83,334
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(a)	50	1,016
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	739	22,163
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	740	748,029
2.36%, 12/05/22 (Call 09/05/22)	841	868,055
2.41%, 03/03/22 (Call 01/03/22)	223	228,573
2.50%, 03/03/22 (Call 02/03/22)	190	195,746
2.57%, 05/16/23 (Call 03/16/23)	142	148,214
2.90%, 03/03/24 (Call 01/03/24)	365	387,933
3.19%, 06/24/23 (Call 03/24/23)	686	726,618
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	280	257,264
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	200	215,758
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)	700	725,711
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,885	1,938,873
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	215,676
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	200	207,778
CNX Resources Corp., 5.88%, 04/15/22 (Call 05/29/20)	329	327,056
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	10	10,554
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	205	170,824
4.50%, 04/15/23 (Call 01/15/23)	630	558,079
5.00%, 09/15/22 (Call 05/29/20)	419	392,926
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	200	163,828
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	197	34,678
9.00%, 05/15/21 (Call 12/15/20)(a)	250	44,245
9.25%, 03/31/22 (Call 03/31/21)(a)(c)	114	20,673
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	372	338,952
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(a)	200	208,880
Ecopetrol SA
4.13%, 01/16/25	400	380,016
5.88%, 09/18/23	604	616,316
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	110	104,586
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/21)(a)	10	5,627
Eni SpA, Series X-R, 4.00%, 09/12/23(a)	535	550,568
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	225	65,212
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	431	441,344
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	374	352,869
4.88%, 11/15/21	143	138,710
6.13%, 02/01/25 (Call 01/01/25)	300	287,637
Equinor ASA
2.45%, 01/17/23	623	639,416
2.65%, 01/15/24	422	438,433
2.75%, 11/10/21	360	366,995
3.15%, 01/23/22	618	635,446
3.70%, 03/01/24	481	519,975
Extraction Oil & Gas Inc., 7.38%, 05/15/24 (Call 05/15/20)(a)	100	15,638
Exxon Mobil Corp.
1.90%, 08/16/22	110	112,429
2.02%, 08/16/24 (Call 07/16/24)	720	741,240

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.40%, 03/06/22 (Call 01/06/22)	$403	$412,882
2.73%, 03/01/23 (Call 01/01/23)	701	732,566
2.99%, 03/19/25 (Call 02/19/25)	50	53,395
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(b)	400	436,668
Gazprom PJSC Via Gaz Capital SA, 4.95%, 07/19/22(b)	600	625,224
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/20)(a)	105	64,993
GS Caltex Corp., 3.00%, 06/04/24(b)	400	406,600
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)(c)	200	99,458
6.63%, 05/01/23 (Call 05/01/20)	100	53,087
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	200	214,988
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	50	50,442
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	50	45,270
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/20)(c)	125	37,006
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 06/01/20)(a)	175	98,364
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	15	14,620
4.00%, 04/15/24 (Call 01/15/24)	250	231,235
Indian Oil Corp. Ltd., 4.75%, 01/16/24(b)	600	598,230
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	200	122,990
KazMunayGas National Co. JSC
3.88%, 04/19/22(b)	400	394,604
4.40%, 04/30/23(b)	210	208,753
Korea National Oil Corp., 2.00%, 10/24/21(a)(c)	200	201,656
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)(c)	205	86,887
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	75	10,443
Lukoil International Finance BV
4.56%, 04/24/23(b)	400	416,052
6.66%, 06/07/22(b)	300	322,203
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	443	416,566
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	319	307,015
4.50%, 05/01/23 (Call 04/01/23)	585	586,053
4.70%, 05/01/25 (Call 04/01/25)	330	332,333
4.75%, 12/15/23 (Call 10/15/23)	307	311,111
5.38%, 10/01/22 (Call 10/01/20)	173	168,287
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(a)	150	122,760
7.00%, 03/31/24 (Call 09/30/20)(a)	210	146,693
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/20)	182	147,345
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	200	159,690
6.88%, 08/15/24 (Call 08/15/20)	200	142,794
Nabors Industries Inc.
4.63%, 09/15/21	46	29,268
5.10%, 09/15/23 (Call 06/15/23)	125	33,989
5.75%, 02/01/25 (Call 11/01/24)	200	45,602
Newfield Exploration Co.
5.63%, 07/01/24	160	112,318
5.75%, 01/30/22	394	337,221
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	55	49,326

Security	Par (000)	Value

Oil & Gas (continued)
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	$114	$4,793
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/20)(b)	200	48,202
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 05/29/20)	317	46,257
6.88%, 01/15/23 (Call 07/15/20)(c)	150	21,363
Occidental Petroleum Corp.
2.60%, 08/13/21	278	260,194
2.60%, 04/15/22 (Call 03/15/22)	176	154,628
2.70%, 08/15/22	529	459,918
2.70%, 02/15/23 (Call 08/15/22)	344	295,331
2.90%, 08/15/24 (Call 06/15/24)	984	738,039
3.13%, 02/15/22 (Call 11/15/21)	390	354,744
6.95%, 07/01/24	263	225,828
Oil India Ltd., 5.38%, 04/17/24(b)	400	406,120
ONGC Videsh Ltd., 3.75%, 05/07/23(b)	200	196,320
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(b)	400	390,512
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	25	22,651
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	190	41,760
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 05/29/20)(a)(c)(h)	84	12,881
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/21)(a)	225	203,305
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/20)	150	118,789
Pertamina Persero PT
4.30%, 05/20/23(b)	400	407,048
4.88%, 05/03/22(b)	600	614,016
Petrobras Global Finance BV
4.38%, 05/20/23	700	679,574
5.30%, 01/27/25	800	768,968
6.13%, 01/17/22	75	76,686
6.25%, 03/17/24	538	545,995
Petroleos Mexicanos
3.50%, 01/30/23	500	436,525
4.25%, 01/15/25	300	246,303
4.63%, 09/21/23	540	470,297
4.88%, 01/18/24	400	345,064
Petronas Capital Ltd.
3.13%, 03/18/22(b)	700	710,633
3.50%, 03/18/25(b)	500	520,930
7.88%, 05/22/22(a)	100	110,869
Phillips 66, 4.30%, 04/01/22	802	835,909
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	440	446,648
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/20)	125	47,063
7.75%, 12/15/23 (Call 12/15/20)	125	55,004
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(c)	225	75,375
5.38%, 10/01/22 (Call 07/01/22)	175	60,317
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	138,940
5.00%, 03/15/23 (Call 12/15/22)(c)	250	223,372
Reliance Holdings USA Inc., 5.40%, 02/14/22(b)	250	259,900
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(b)	800	811,520
Saka Energi Indonesia PT, 4.45%, 05/05/24(b)	200	173,000

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)	$800	$808,024
2.88%, 04/16/24(b)	800	809,592
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/20)(a)	115	104,394
6.88%, 06/30/23 (Call 06/30/20)(a)	150	135,543
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(b)	250	62,865
Shell International Finance BV
1.75%, 09/12/21	620	622,294
1.88%, 05/10/21	470	472,059
2.00%, 11/07/24 (Call 10/07/24)	260	262,467
2.25%, 01/06/23	598	608,178
2.38%, 08/21/22	447	457,531
2.38%, 04/06/25 (Call 03/06/25)	1,000	1,031,750
3.40%, 08/12/23	38	40,345
3.50%, 11/13/23 (Call 10/13/23)	250	265,837
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	400	412,188
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	400	431,792
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200	217,156
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)(c)	200	199,770
2.75%, 05/03/21(b)	200	201,414
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	800	808,464
3.00%, 04/12/22(b)	700	713,909
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24 (Call 07/08/24)(b)	200	203,074
2.50%, 11/12/24 (Call 10/12/24)(b)	1,400	1,423,744
3.75%, 09/12/23(b)	600	634,248
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	175	57,075
6.13%, 11/15/22 (Call 11/15/20)(c)	125	51,863
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	66,928
6.20%, 01/23/25 (Call 10/23/24)	300	266,007
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	500	515,360
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(a)	100	101,070
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/21)	375	367,072
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(b)	330	260,396
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/20)(a)(c)	100	96,059
Total Capital Canada Ltd., 2.75%, 07/15/23	400	415,536
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	250	252,237
2.70%, 01/25/23	462	476,488
2.75%, 06/19/21	356	360,984
2.88%, 02/17/22	729	746,678
3.70%, 01/15/24	660	708,173
3.75%, 04/10/24	150	161,661
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	209	159,345
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	75	23,524
8.38%, 12/15/21	100	34,803
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	160	122,525

Security	Par (000)	Value

Oil & Gas (continued)
Tullow Oil PLC
6.25%, 04/15/22 (Call 05/11/20)(a)	$200	$110,328
7.00%, 03/01/25 (Call 03/01/21)(b)	200	101,340
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(b)	400	351,924
Ultra Resources Inc., 6.88%, 04/15/22 (Call 04/15/21)(a)(g)	125	10
Valaris PLC, 4.88%, 06/01/22 (Call 03/01/22)	200	24,394
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	1,000	994,300
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)	125	65,698
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	125	66,150
9.75%, 04/15/23 (Call 10/15/20)(a)(c)	100	50,482
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	220	72,415
Whiting Petroleum Corp., 6.25%, 04/01/23 (Call 01/01/23)(g)	150	15,333
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(a)	100	101,589
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	225	202,169
8.25%, 08/01/23 (Call 06/01/23)	100	95,425
YPF SA, 8.75%, 04/04/24(b)	851	456,034

		67,203,669

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	715	716,845
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	125	51,914
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(a)	200	189,650
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)	450	459,859
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/29/20)	125	38,621
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	125	30,919
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	499	491,894
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/29/20)(a)	200	65,742
9.88%, 04/01/22 (Call 04/01/21)(a)	200	63,940
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	151	141,934
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	156	29,921
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	175	90,419
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 05/29/20)(g)	50	439
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(a)	280	276,651
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(a)	399	403,078
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(a)	70	68,976
3.30%, 09/14/21 (Call 06/14/21)(a)	306	307,573
3.65%, 12/01/23 (Call 09/01/23)	355	361,713
SESI LLC, 7.13%, 12/15/21 (Call 05/29/20)(a)	237	111,568
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,582
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	132	117,914
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	140	117,951

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(c)	$700	$518,532

		4,680,635

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/21)(a)	200	201,220
6.00%, 02/15/25 (Call 02/15/21)(a)	600	601,116
Ball Corp.
4.00%, 11/15/23	300	310,206
5.00%, 03/15/22	250	259,117
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/20)	225	226,307
5.50%, 05/15/22 (Call 05/15/20)	175	175,005
6.00%, 10/15/22 (Call 10/15/20)	58	58,256
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	345	353,508
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/21)(a)	225	218,338
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	100	101,020
4.75%, 04/15/21 (Call 01/15/21)	100	100,600
4.88%, 11/15/22 (Call 08/15/22)	150	151,506
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)	500	461,515
7.25%, 04/15/25 (Call 04/15/21)(a)	450	351,616
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)	100	97,095
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	174	175,905
5.38%, 01/15/25(a)(c)	100	99,672
5.88%, 08/15/23(a)	245	249,667
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	103	109,019
4.50%, 11/01/23 (Call 08/01/23)	262	285,939
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	525	527,420
7.00%, 07/15/24 (Call 07/15/20)(a)	250	250,888
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	150	155,096
5.13%, 12/01/24 (Call 09/01/24)(a)	125	131,535
5.25%, 04/01/23 (Call 01/01/23)(a)	175	182,487
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	135	118,122
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	325	334,815
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	275	289,369

		6,576,359

Pharmaceuticals — 1.6%
AbbVie Inc.
2.15%, 11/19/21(a)	731	740,657
2.30%, 05/14/21 (Call 04/14/21)	585	590,429
2.30%, 11/21/22(a)	587	601,164
2.60%, 11/21/24 (Call 10/21/24)(a)	1,162	1,213,546
2.85%, 05/14/23 (Call 03/14/23)	475	495,663
2.90%, 11/06/22	814	846,161
3.20%, 11/06/22 (Call 09/06/22)	261	272,505
3.38%, 11/14/21	488	503,645
3.75%, 11/14/23 (Call 10/14/23)	543	585,370
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	233	239,939

Security	Par (000)	Value

Pharmaceuticals (continued)
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	$1,540	$1,580,687
3.85%, 06/15/24 (Call 03/15/24)	290	309,363
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(a)	330	345,824
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	345	363,723
3.50%, 11/15/21 (Call 08/15/21)	113	115,755
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	716	734,451
3.50%, 08/17/23 (Call 07/17/23)	294	315,780
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 05/29/20)(a)	119	119,125
5.88%, 05/15/23 (Call 05/15/20)(a)	94	93,408
6.13%, 04/15/25 (Call 04/15/21)(a)	1,100	1,113,717
6.50%, 03/15/22 (Call 03/15/21)(a)	480	490,195
7.00%, 03/15/24 (Call 03/15/21)(a)	625	651,506
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)	570	597,873
3.50%, 06/25/21 (Call 05/25/21)(a)	525	533,510
3.88%, 12/15/23 (Call 11/15/23)(a)	655	695,682
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)	260	272,532
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	964	988,071
3.13%, 11/08/21	394	402,715
3.36%, 06/06/24 (Call 04/06/24)	812	865,170
Bristol-Myers Squibb Co.
2.00%, 08/01/22	268	274,124
2.25%, 08/15/21(a)	360	365,836
2.60%, 05/16/22(a)	162	167,268
2.75%, 02/15/23 (Call 01/15/23)(a)	216	225,632
2.90%, 07/26/24 (Call 06/26/24)(a)	1,670	1,783,493
3.25%, 08/15/22(a)	388	407,520
3.25%, 02/20/23 (Call 01/20/23)(a)	470	497,899
3.25%, 11/01/23	60	64,229
3.55%, 08/15/22(a)	268	283,531
3.63%, 05/15/24 (Call 02/15/24)(a)	32	34,846
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	676	687,114
3.08%, 06/15/24 (Call 04/15/24)	562	581,057
3.20%, 03/15/23	73	75,476
3.50%, 11/15/24 (Call 08/15/24)	42	43,901
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	490	510,164
3.05%, 11/30/22 (Call 10/31/22)(a)	519	538,125
3.40%, 09/17/21	530	545,227
3.50%, 06/15/24 (Call 03/17/24)(a)	310	331,142
3.75%, 07/15/23 (Call 06/15/23)	627	670,947
3.90%, 02/15/22(a)	173	180,157
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	475	478,848
2.63%, 08/15/24 (Call 07/15/24)	295	307,552
2.75%, 12/01/22 (Call 09/01/22)	715	740,182
3.38%, 08/12/24 (Call 05/12/24)	121	128,999
3.50%, 07/20/22 (Call 05/20/22)	702	731,631
3.70%, 03/09/23 (Call 02/09/23)	1,910	2,025,842
4.00%, 12/05/23 (Call 09/05/23)	587	634,999
4.10%, 03/25/25 (Call 01/25/25)	1,750	1,930,145
4.75%, 12/01/22 (Call 09/01/22)	575	618,936
Elanco Animal Health Inc.
4.66%, 08/27/21	175	179,275

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.02%, 08/28/23 (Call 07/28/23)	$210	$224,950
Eli Lilly & Co., 2.35%, 05/15/22	277	285,748
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(a)	215	218,573
3.25%, 03/19/25 (Call 12/19/24)(a)	1,000	1,056,060
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/21)(a)	200	191,918
6.00%, 07/15/23 (Call 07/15/20)(a)	525	393,645
6.00%, 02/01/25 (Call 02/01/21)(a)	400	286,252
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 07/15/20)(a)	25	18,677
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	502	530,097
3.38%, 05/15/23	627	671,141
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	664	688,820
2.88%, 06/01/22 (Call 05/01/22)	414	429,993
3.00%, 06/01/24 (Call 05/01/24)	449	482,374
3.13%, 05/14/21	349	357,198
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	680	706,139
2.25%, 03/03/22 (Call 02/03/22)	251	258,502
2.45%, 12/05/21	40	41,133
3.38%, 12/05/23	45	49,824
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(a)(c)	175	50,064
5.75%, 08/01/22 (Call 08/01/20)(a)(c)	175	79,086
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	327	335,859
2.85%, 03/15/23 (Call 12/15/22)	292	299,805
3.80%, 03/15/24 (Call 12/15/23)	205	220,389
Merck & Co. Inc.
2.35%, 02/10/22	345	354,853
2.40%, 09/15/22 (Call 03/15/22)	188	195,142
2.75%, 02/10/25 (Call 11/10/24)	17	18,408
2.80%, 05/18/23	839	890,506
2.90%, 03/07/24 (Call 02/07/24)	375	404,531
Mylan Inc.
3.13%, 01/15/23(a)	184	186,107
4.20%, 11/29/23 (Call 08/29/23)	310	323,377
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	775	782,541
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	818	844,446
2.40%, 09/21/22	247	256,082
3.40%, 05/06/24	674	736,466
Owens & Minor Inc.
3.88%, 09/15/21(c)	100	94,432
4.38%, 12/15/24 (Call 09/15/24)	100	80,061
Pfizer Inc.
1.95%, 06/03/21	285	289,406
2.20%, 12/15/21	460	470,258
2.80%, 03/11/22	282	292,956
2.95%, 03/15/24 (Call 02/15/24)	507	548,792
3.00%, 09/15/21	322	331,873
3.00%, 06/15/23	497	533,221
3.20%, 09/15/23 (Call 08/15/23)	479	519,035
3.40%, 05/15/24	340	373,442
5.80%, 08/12/23	25	28,935
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	338	360,815

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	$1,364	$1,384,583
2.88%, 09/23/23 (Call 07/23/23)	729	759,574
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	785	860,195
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	208	197,502
Series 2, 3.65%, 11/10/21	233	226,506
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	242,620
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	735	716,243
2.80%, 07/21/23	976	897,110
6.00%, 04/15/24 (Call 01/15/24)	200	198,920
7.13%, 01/31/25 (Call 10/31/24)(a)	350	362,649
Zoetis Inc.
3.25%, 08/20/21	99	101,399
3.25%, 02/01/23 (Call 11/01/22)	623	650,206

		56,111,702

Pipelines — 0.7%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(a)	150	138,141
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/20)	200	155,878
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	291	240,942
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	101	90,304
4.95%, 12/15/24 (Call 09/15/24)	261	235,939
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	160	147,949
4.15%, 07/01/23 (Call 04/01/23)	175	163,539
4.35%, 10/15/24 (Call 07/15/24)	150	138,402
6.38%, 01/22/78 (Call 01/22/23)(e)	100	61,783
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	430	460,977
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 04/01/21)	250	181,693
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	137	112,552
4.75%, 09/30/21 (Call 06/30/21)(a)	200	189,904
4.95%, 04/01/22 (Call 01/01/22)	125	114,056
5.85%, 05/21/43 (Call 05/21/23)(a)(c)(e)	178	81,926
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	100	80,154
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	255	256,663
3.50%, 06/10/24 (Call 03/10/24)	152	155,636
4.00%, 10/01/23 (Call 07/01/23)	285	295,212
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	140	130,364
3.60%, 02/01/23 (Call 11/01/22)	215	209,055
4.25%, 03/15/23 (Call 12/15/22)	530	525,320
4.50%, 04/15/24 (Call 03/15/24)	295	292,820
4.65%, 06/01/21 (Call 03/01/21)	175	174,818
4.90%, 02/01/24 (Call 11/01/23)	85	85,072
5.20%, 02/01/22 (Call 11/01/21)	571	574,751
5.88%, 01/15/24 (Call 10/15/23)	275	285,502
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	350	345,065
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 01/01/22)	559	567,922

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	$175	$109,942
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	615	638,167
3.50%, 02/01/22	416	426,325
3.90%, 02/15/24 (Call 11/15/23)	95	100,566
4.05%, 02/15/22	210	217,325
Series D, 4.88%, 08/16/77 (Call 08/16/22)(e)	275	239,696
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	85	76,654
4.75%, 07/15/23 (Call 06/15/23)	401	378,969
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/20)	100	84,844
6.00%, 05/15/23 (Call 05/15/20)	125	110,488
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 06/15/20)	125	105,658
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	115	118,007
3.50%, 09/01/23 (Call 06/01/23)	223	229,940
3.95%, 09/01/22 (Call 06/01/22)	475	492,005
4.15%, 02/01/24 (Call 11/01/23)	63	66,221
4.25%, 09/01/24 (Call 06/01/24)	100	105,865
4.30%, 05/01/24 (Call 02/01/24)	230	242,100
5.00%, 10/01/21 (Call 07/01/21)	475	484,091
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	486	496,021
5.63%, 11/15/23 (Call 08/15/23)(a)	431	473,040
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(a)	253	245,243
3.90%, 04/01/24 (Call 03/01/24)(a)	365	362,248
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	175	173,709
3.50%, 12/01/22 (Call 11/01/22)(a)	64	63,224
4.50%, 07/15/23 (Call 04/15/23)	450	450,072
4.88%, 12/01/24 (Call 09/01/24)	400	397,384
6.38%, 05/01/24 (Call 05/01/20)(a)	388	388,105
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	100	64,965
7.50%, 11/01/23 (Call 11/01/20)	200	135,500
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	364	364,568
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	100	92,126
Oleoducto Central SA, 4.00%, 05/07/21(b)	200	199,456
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	155	140,109
4.25%, 02/01/22 (Call 11/02/21)	441	439,853
7.50%, 09/01/23 (Call 06/01/23)	162	170,795
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	480	466,541
5.00%, 09/15/23 (Call 06/15/23)	10	9,926
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/20)	160	121,152
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	50	45,863
3.61%, 02/15/25 (Call 11/15/24)	17	16,535
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	228	223,746
3.85%, 10/15/23 (Call 07/15/23)	307	293,556
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	170	153,588
Ruby Pipeline LLC, 6.50%, 04/01/22(a)	68	63,409

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	$350	$365,011
5.63%, 03/01/25 (Call 12/01/24)	1,000	1,050,600
5.75%, 05/15/24 (Call 02/15/24)	660	689,416
6.25%, 03/15/22 (Call 12/15/21)	405	417,757
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	175	178,449
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	270	288,274
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/20)	100	23,704
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	32	31,113
4.25%, 04/01/24 (Call 01/01/24)	55	54,222
4.65%, 02/15/22	27	26,971
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	150	115,644
5.50%, 09/15/24 (Call 09/15/20)(a)	250	188,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)	275	249,936
5.25%, 05/01/23 (Call 11/01/20)	175	166,231
6.75%, 03/15/24 (Call 09/15/20)	210	199,466
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(a)	20	19,880
TransCanada PipeLines Ltd.
2.50%, 08/01/22	320	323,690
3.75%, 10/16/23 (Call 07/16/23)	175	182,462
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	292	266,254
4.00%, 07/01/22 (Call 04/01/22)	363	353,856
5.38%, 06/01/21 (Call 03/01/21)	80	78,763
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	400	401,784
3.60%, 03/15/22 (Call 01/15/22)	707	715,859
3.70%, 01/15/23 (Call 10/15/22)	260	263,390
3.90%, 01/15/25 (Call 10/15/24)	47	47,727
4.00%, 11/15/21 (Call 08/15/21)	310	314,371
4.30%, 03/04/24 (Call 12/04/23)	265	271,307
4.50%, 11/15/23 (Call 08/15/23)	75	77,639
4.55%, 06/24/24 (Call 03/24/24)	348	361,927
7.88%, 09/01/21	315	334,319

		24,828,033

Real Estate — 1.0%
Agile Group Holdings Ltd.
6.70%, 03/07/22 (Call 03/07/21)(b)	200	199,334
7.88%, (Call 07/31/24)(b)(d)(e)	300	274,098
8.38%, (Call 12/04/23)(b)(d)(e)	200	185,408
8.50%, 07/18/21 (Call 07/18/20)(b)	400	408,888
Alpha Star Holding III Ltd., 6.25%, 04/20/22(b)	400	306,760
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	400	345,840
AT Securities BV, 5.25%, (Call 07/21/23)(b)(d)(e)	250	235,270
Caiyun International Investment Ltd., 5.50%, 04/08/22(b)	400	326,072
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	100	108,895
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(b)(d)(e)	200	192,798
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(b)	300	272,643
8.05%, 01/13/25(b)	200	170,380

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
8.60%, 04/08/24(b)	$300	$270,210
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(b)	200	201,348
China Evergrande Group
6.25%, 06/28/21(b)	711	679,225
7.50%, 06/28/23 (Call 06/28/20)(b)	420	332,077
8.25%, 03/23/22 (Call 03/23/21)(b)	800	709,032
9.50%, 04/11/22(b)	400	358,748
9.50%, 03/29/24 (Call 03/29/21)(b)	200	162,712
10.00%, 04/11/23 (Call 04/11/21)(b)	200	171,730
10.50%, 04/11/24 (Call 04/11/22)(b)	200	167,070
11.50%, 01/22/23(b)	400	360,112
12.00%, 01/22/24 (Call 01/22/22)(b)	400	352,060
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(b)	800	828,728
China Resources Land Ltd.
3.75%, (Call 12/09/24)(b)(d)(e)	400	392,684
3.75%, 08/26/24(b)	600	638,388
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/21)(b)	600	573,930
7.25%, 04/19/23 (Call 07/19/21)(b)	400	380,976
Chouzhou International Investment Ltd., 4.50%, 05/30/22(b)	400	399,752
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/21)(b)	400	395,264
6.45%, 11/07/24 (Call 11/07/22)(b)	200	195,862
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(b)	300	295,554
4.75%, 01/17/23 (Call 01/17/21)(b)	200	196,112
4.75%, 09/28/23 (Call 09/28/20)(b)	400	389,460
6.50%, 04/08/24 (Call 04/08/22)(b)	400	405,012
8.00%, 01/27/24 (Call 09/27/21)(b)	400	423,444
CPI Property Group SA, 4.75%, 03/08/23(b)	200	206,820
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(b)	200	160,570
6.88%, 04/10/22(b)	200	186,828
DIFC Sukuk Ltd., 4.33%, 11/12/24(b)	200	200,440
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(b)	200	182,330
8.13%, 02/27/23 (Call 02/27/21)(b)	600	540,918
EMG SUKUK Ltd., 4.56%, 06/18/24(b)	400	383,916
Esic Sukuk Ltd., 3.94%, 07/30/24(b)	400	373,572
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(b)	500	395,000
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/20)(b)	200	190,556
Franshion Brilliant Ltd.
3.60%, 03/03/22(b)	400	398,084
4.00%, (Call 01/03/23)(b)(d)(e)	200	189,408
5.75%, (Call 01/17/22)(b)(d)(e)	200	169,870
Greenland Global Investment Ltd.
6.08%, 09/26/21, (3 mo. LIBOR US + 4.85%)(b)(f)	200	194,318
6.75%, 06/25/22(b)	400	390,352
6.75%, 09/26/23(b)	400	380,272
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(b)	400	422,872
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(b)	400	377,016
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)	325	314,828
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(b)	400	382,128

Security	Par (000)	Value

Real Estate (continued)
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(b)	$500	$464,240
9.38%, 06/30/24 (Call 06/30/21)(b)	600	515,694
11.25%, 04/09/22 (Call 04/09/21)(b)	400	395,180
11.50%, 01/30/23 (Call 05/30/21)(b)	400	384,472
11.95%, 10/22/22 (Call 10/22/21)(a)	400	391,036
11.95%, 10/22/22 (Call 10/22/21)(b)	400	391,036
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	359	343,157
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(b)	250	226,740
6.00%, 09/15/22 (Call 03/15/21)(b)	200	193,994
7.88%, 09/01/23 (Call 09/01/21)(b)	200	198,026
Leading Affluence Ltd., 4.50%, 01/24/23(b)	200	206,798
Longfor Group Holdings Ltd., 3.88%, 07/13/22(b)	400	405,852
MAF Global Securities Ltd., 4.75%, 05/07/24(b)	400	383,424
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(a)	200	204,288
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	250	230,685
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(a)	775	780,192
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(b)	400	406,940
4.75%, 09/17/23(b)	200	209,802
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	180	136,865
5.25%, 12/01/21 (Call 12/01/20)(a)	180	151,067
RongXingDa Development BVI Ltd., 8.00%, 04/24/22 (Call 04/24/21)(b)	200	177,210
Ronshine China Holdings Ltd.
8.75%, 10/25/22 (Call 04/25/21)(b)	400	399,480
10.50%, 03/01/22(b)	400	413,944
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(b)	700	623,126
12.00%, 10/24/23 (Call 10/24/21)(b)	300	261,813
13.00%, 11/06/22 (Call 11/06/20)(b)	200	184,726
13.75%, 11/06/23 (Call 11/06/21)(b)	200	184,198
Shimao Property Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(b)	300	298,368
6.13%, 02/21/24 (Call 02/21/22)(b)	400	413,900
6.38%, 10/15/21 (Call 10/15/20)(b)	600	617,796
Shui On Development Holding Ltd., 6.40%, (Call 06/15/22)(b)(d)(e)	200	184,190
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(b)	250	255,488
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(b)	200	206,186
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(b)(d)(e)	200	153,926
Sino-Ocean Land Treasure IV Ltd.
3.06%, 07/31/21, (3 mo. LIBOR US + 2.3%)(b)(f)	400	394,504
5.25%, 04/30/22 (Call 04/01/22)(b)	400	402,072
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(b)	400	416,280
Sunac China Holdings Ltd.
6.50%, 01/10/25 (Call 01/10/23)(b)	200	184,306
7.25%, 06/14/22 (Call 06/14/21)(b)	300	296,694
7.35%, 07/19/21 (Call 07/19/20)(b)	600	602,088
7.88%, 02/15/22 (Call 02/15/21)(b)	200	200,966
7.95%, 08/08/22 (Call 08/08/20)(b)	200	199,884
7.95%, 10/11/23 (Call 10/11/21)(b)	400	393,952

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Times China Holdings Ltd., 6.75%, 07/16/23 (Call 07/16/22)(b)	$400	$394,496
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(b)	400	413,092
4.20%, 06/07/24(b)	200	208,698
5.35%, 03/11/24(b)	600	649,164
Wanda Group Overseas Ltd., 7.50%, 07/24/22(b)	200	172,178
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(b)	200	171,762
Westwood Group Holdings Ltd., 4.88%, 04/19/21(b)	200	202,374
Wharf Real Estate Investment, 2.50%, 09/16/24(b)	400	404,216
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23 (Call 10/25/20)(b)	300	264,273
8.38%, 10/30/24 (Call 10/30/22)(b)	200	181,434
8.50%, 02/04/23 (Call 02/04/22)(b)	200	193,874
8.50%, 02/26/24 (Call 02/26/22)(b)	200	186,206

		35,872,326

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	245	257,725
4.00%, 01/15/24 (Call 12/15/23)	410	440,356
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	250	253,812
American Tower Corp.
2.25%, 01/15/22	407	412,641
2.40%, 03/15/25 (Call 02/15/25)	200	206,326
2.95%, 01/15/25 (Call 12/15/24)	250	263,480
3.00%, 06/15/23	236	246,717
3.38%, 05/15/24 (Call 04/15/24)	322	343,017
3.45%, 09/15/21	54	55,568
3.50%, 01/31/23	323	341,304
4.70%, 03/15/22	304	322,793
5.00%, 02/15/24	359	401,717
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	25	26,790
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	75	77,228
3.80%, 02/01/24 (Call 11/01/23)	346	361,743
3.85%, 02/01/23 (Call 11/01/22)	550	581,223
4.13%, 05/15/21 (Call 02/15/21)	190	193,145
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	55	55,960
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	301	291,892
3.65%, 06/15/24 (Call 04/15/24)	65	64,623
3.85%, 02/01/25 (Call 11/01/24)	250	251,335
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(c)	125	33,896
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	541	573,985
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	112	106,879
5.00%, 10/15/22 (Call 07/15/22)	115	111,358
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	280	279,112
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	300	302,925
3.15%, 07/15/23 (Call 06/15/23)	279	292,088
3.20%, 09/01/24 (Call 07/01/24)	117	124,414
4.88%, 04/15/22	346	368,435
5.25%, 01/15/23	676	738,226

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	$98	$105,867
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	280	277,474
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	20	20,394
3.63%, 10/01/22 (Call 07/01/22)	350	360,297
3.95%, 07/01/22 (Call 05/01/22)	80	83,847
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	100	82,966
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	127	133,674
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	270	279,169
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	100	103,340
4.63%, 12/15/21 (Call 09/15/21)	560	580,619
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	252	250,949
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/21)	150	125,319
5.88%, 01/15/22 (Call 01/15/21)	73	67,875
5.88%, 10/15/24 (Call 10/15/20)	50	39,870
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	250	230,765
5.38%, 11/01/23 (Call 08/01/23)	43	41,906
Growthpoint Properties International Pty Ltd., 5.87%, 05/02/23(b)	650	613,912
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)	165	164,172
6.00%, 04/15/25 (Call 04/15/22)(a)	130	129,955
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	637	659,327
4.20%, 03/01/24 (Call 12/01/23)	15	15,606
4.25%, 11/15/23 (Call 08/15/23)	45	46,773
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	35	34,434
Series C, 4.75%, 03/01/23 (Call 12/01/22)	210	210,746
Series D, 3.75%, 10/15/23 (Call 07/15/22)	213	206,912
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)	150	149,909
5.75%, 08/15/24 (Call 08/15/20)	200	197,338
6.00%, 08/15/23 (Call 08/15/20)	269	272,185
iStar Inc.
4.75%, 10/01/24 (Call 07/01/24)	225	186,725
5.25%, 09/15/22 (Call 09/15/20)	150	136,586
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	145	147,275
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	273	266,770
3.20%, 05/01/21 (Call 03/01/21)	355	356,086
3.30%, 02/01/25 (Call 12/01/24)	17	16,980
3.40%, 11/01/22 (Call 09/01/22)	107	109,791
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	165	136,932
5.88%, 08/01/21 (Call 08/01/20)(a)	75	67,082
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	83,038
4.50%, 04/18/22 (Call 01/18/22)	100	84,651
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	350	355,593
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	184	191,520

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 05/01/24 (Call 05/01/20)	$50	$50,436
6.38%, 03/01/24 (Call 03/01/21)	175	180,612
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	230	236,196
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	160	156,371
4.15%, 02/01/22 (Call 12/01/21)	103	100,563
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	394	390,316
4.50%, 01/15/25 (Call 10/15/24)	38	37,411
4.95%, 04/01/24 (Call 01/01/24)	35	35,485
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	14	13,643
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	161	175,287
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	405	414,922
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	83	81,831
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	610	626,836
4.65%, 08/01/23 (Call 05/01/23)	144	153,200
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)	108	100,817
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/20)	250	251,523
4.88%, 09/01/24 (Call 09/01/20)	375	386,587
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/12/24)(a)	275	278,105
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	85	71,317
4.50%, 06/15/23 (Call 12/15/22)	75	64,610
4.65%, 03/15/24 (Call 09/15/23)	325	276,302
5.00%, 08/15/22 (Call 02/15/22)	429	392,428
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	485	457,243
2.35%, 01/30/22 (Call 10/30/21)	135	134,799
2.50%, 07/15/21 (Call 04/15/21)	675	674,143
2.63%, 06/15/22 (Call 03/15/22)	475	471,437
2.75%, 02/01/23 (Call 12/01/22)	260	257,304
2.75%, 06/01/23 (Call 03/01/23)	184	181,748
3.38%, 10/01/24 (Call 07/01/24)	35	34,650
3.75%, 02/01/24 (Call 11/01/23)	223	225,272
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	175	175,716
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	175	149,863
5.00%, 12/15/21 (Call 09/15/21)	250	236,350
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	820	787,889
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)	200	187,188
8.25%, 10/15/23 (Call 04/15/21)(c)	420	348,999
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	245	243,594
3.13%, 06/15/23 (Call 03/15/23)	198	194,959
3.50%, 04/15/24 (Call 03/15/24)	20	19,766
3.75%, 05/01/24 (Call 02/01/24)	95	95,226
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	374	375,545
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	255	253,983

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	$130	$123,156
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	28	26,445
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(c)	250	134,550
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)	535	535,380
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	525	532,140
3.75%, 03/15/23 (Call 12/15/22)	25	25,367
3.95%, 09/01/23 (Call 08/01/23)	276	284,136
4.50%, 01/15/24 (Call 10/15/23)	103	107,623
Weyerhaeuser Co., 4.63%, 09/15/23	402	431,113
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	30	31,251
Yuexiu REIT MTN Co. Ltd., 4.75%, 04/27/21(b)	200	204,442

		28,421,417

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)	500	500,565
5.75%, 04/15/25 (Call 04/15/22)(a)	180	189,677
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	208	219,022
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)	267	268,666
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	250	241,775
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	177	180,744
3.13%, 04/18/24 (Call 03/18/24)	315	327,669
3.70%, 04/15/22 (Call 01/15/22)	38	39,195
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	100	61,869
Brinker International Inc.
3.88%, 05/15/23	123	92,341
5.00%, 10/01/24 (Call 07/01/24)(a)	100	84,156
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	100	101,720
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/20)	55	48,958
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	210	205,619
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 05/29/20)	100	6,981
Conn’s Inc., 7.25%, 07/15/22 (Call 07/15/20)	85	57,783
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	89	90,541
2.25%, 02/15/22	75	77,471
2.30%, 05/18/22 (Call 04/18/22)	702	725,194
2.75%, 05/18/24 (Call 03/18/24)	69	74,176
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	305	322,757
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	406	425,740
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(a)	150	135,392
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	250	225,963
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/29/20)	125	100,573
6.75%, 01/15/22 (Call 05/29/20)	125	99,680
6.75%, 06/15/23 (Call 06/15/20)(c)	100	79,974
10.00%, 04/15/25 (Call 04/15/22)(a)	50	52,921
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)	125	123,330
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)(c)	400	109,372
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	200	205,506
8.38%, 05/15/23(a)	65	67,744
8.63%, 05/15/25 (Call 05/15/22)(a)	175	180,688

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/20)(a)	$400	$315,284
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/20)	200	192,464
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/15/21)(a)(g)	225	154,719
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	645	670,961
2.70%, 04/01/23 (Call 01/01/23)	247	260,936
3.25%, 03/01/22	205	215,033
3.75%, 02/15/24 (Call 11/15/23)	285	313,665
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(a)	70	70,825
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/20)(a)(c)	150	70,368
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(b)(d)(e)	200	184,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 06/01/20)(a)	350	361,032
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)	124	112,857
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	149	135,235
L Brands Inc.
5.63%, 02/15/22	281	247,224
5.63%, 10/15/23	175	142,340
6.63%, 04/01/21	100	90,712
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	303	312,457
3.13%, 09/15/24 (Call 06/15/24)	78	82,987
3.80%, 11/15/21 (Call 08/15/21)	44	45,521
3.88%, 09/15/23 (Call 06/15/23)	40	42,929
4.00%, 04/15/25 (Call 03/15/25)	1,000	1,109,510
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	195	140,209
3.63%, 06/01/24 (Call 03/01/24)	150	106,301
3.88%, 01/15/22 (Call 10/15/21)	107	90,084
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	205	205,029
2.63%, 01/15/22	427	437,995
3.30%, 07/01/25 (Call 06/15/25)	180	196,306
3.35%, 04/01/23 (Call 03/01/23)	533	568,279
3.63%, 05/20/21	100	102,643
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/20)	95	40,409
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 05/29/20)(a)(c)(g)	103	8,377
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	153	150,782
Party City Holdings Inc., 6.13%, 08/15/23 (Call 08/15/20)(a)	125	10,920
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/20)	150	145,116
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/21)(a)	625	598,325
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/15/20)(a)(c)	111	86,281
QVC Inc.
4.38%, 03/15/23	196	188,803
4.45%, 02/15/25 (Call 11/15/24)	67	61,381
4.85%, 04/01/24	229	218,024
5.13%, 07/02/22	275	269,604
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/21)(a)	69	69,647
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/21)(a)	425	388,246
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(b)	400	396,252

Security	Par (000)	Value

Retail (continued)
Sally Holdings LLC/Sally Capital Inc.
5.50%, 11/01/23 (Call 11/01/20)	$50	$43,877
8.75%, 04/30/25 (Call 04/30/22)(a)	80	81,188
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	78	80,313
3.10%, 03/01/23 (Call 02/01/23)	362	377,718
3.85%, 10/01/23 (Call 07/01/23)	233	250,631
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)	175	170,224
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	920	968,254
2.90%, 01/15/22	350	364,665
3.50%, 07/01/24	335	371,579
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	94	96,311
2.75%, 06/15/21 (Call 04/15/21)	157	158,950
3.50%, 04/15/25 (Call 03/15/25)	1,000	1,078,630
Walgreen Co., 3.10%, 09/15/22	406	417,916
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	494	503,870
3.80%, 11/18/24 (Call 08/18/24)	708	753,666
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	178	185,844
2.55%, 04/11/23 (Call 01/11/23)	685	719,771
2.65%, 12/15/24 (Call 10/15/24)	625	671,187
2.85%, 07/08/24 (Call 06/08/24)	515	554,846
3.13%, 06/23/21	650	668,317
3.30%, 04/22/24 (Call 01/22/24)	285	311,100
3.40%, 06/26/23 (Call 05/26/23)	1,086	1,174,650
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	101,262
3.88%, 11/01/23 (Call 08/01/23)	95	96,289
7.75%, 04/01/25 (Call 04/01/22)(a)	220	240,205

		25,775,097

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	50	53,085
Nationwide Building Society
2.00%, 01/27/23(a)	1,000	1,005,850
3.62%, 04/26/23 (Call 04/26/22)(a)(e)	208	213,366
3.77%, 03/08/24 (Call 03/08/23)(a)(e)	335	346,836
4.36%, 08/01/24 (Call 08/01/23)(a)(e)	235	248,781
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	296	303,533

		2,171,451

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	160,439
Altera Corp., 4.10%, 11/15/23	10	11,097
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	123	124,152
3.13%, 12/05/23 (Call 10/05/23)	435	457,168
Applied Materials Inc., 4.30%, 06/15/21	240	249,605
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	515	524,646
3.13%, 01/15/25 (Call 11/15/24)	417	429,664
3.63%, 01/15/24 (Call 11/15/23)	613	640,750
Broadcom Inc.
3.13%, 10/15/22(a)	492	509,943
3.63%, 10/15/24 (Call 09/15/24)(a)	650	684,827

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	$195	$196,663
2.35%, 05/11/22 (Call 04/11/22)	221	228,026
2.70%, 12/15/22	411	432,249
2.88%, 05/11/24 (Call 03/11/24)	550	588,560
3.10%, 07/29/22	134	141,437
3.30%, 10/01/21	937	972,278
3.40%, 03/25/25 (Call 02/25/25)	1,075	1,188,853
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	300	333,819
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	265	270,046
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	141	145,908
Microchip Technology Inc.
3.92%, 06/01/21	395	401,190
4.33%, 06/01/23 (Call 05/01/23)	375	389,415
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	376	404,753
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	569	579,999
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)	210	217,136
4.13%, 06/01/21(a)	200	204,278
4.63%, 06/15/22(a)	245	255,454
4.63%, 06/01/23(a)	270	287,801
4.88%, 03/01/24 (Call 02/01/24)(a)	300	325,272
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)	120	121,308
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	397	413,924
2.90%, 05/20/24 (Call 03/20/24)	595	634,609
3.00%, 05/20/22	1,032	1,075,076
SK Hynix Inc., 3.00%, 09/17/24(b)	200	203,032
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	140	141,639
2.25%, 05/01/23 (Call 02/01/23)	17	17,775
2.63%, 05/15/24 (Call 03/15/24)	122	129,037
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	308	323,902

		14,415,730

Software — 0.6%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	197	199,882
2.60%, 06/15/22 (Call 05/15/22)	169	173,294
Adobe Inc.
1.70%, 02/01/23	340	349,051
1.90%, 02/01/25 (Call 01/01/25)	420	439,753
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)	100	94,004
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	489	495,792
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	38	41,333
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	171	177,864
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)	345	341,205
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	100	105,955
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	540	567,356
3.50%, 10/01/22 (Call 07/01/22)	257	269,824
3.80%, 10/01/23 (Call 09/01/23)	717	774,977
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden
U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(a)	200	210,476
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	525	525,509

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	$1,128	$1,142,179
2.00%, 08/08/23 (Call 06/08/23)	904	943,776
2.13%, 11/15/22	235	246,139
2.38%, 02/12/22 (Call 01/12/22)	531	547,689
2.38%, 05/01/23 (Call 02/01/23)	398	417,152
2.40%, 02/06/22 (Call 01/06/22)	647	665,239
2.65%, 11/03/22 (Call 09/03/22)	269	282,079
2.88%, 02/06/24 (Call 12/06/23)	755	812,169
3.63%, 12/15/23 (Call 09/15/23)	391	431,375
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	912	924,002
2.40%, 09/15/23 (Call 07/15/23)	233	243,734
2.50%, 05/15/22 (Call 03/15/22)	1,435	1,476,299
2.50%, 10/15/22	666	690,975
2.50%, 04/01/25 (Call 03/01/25)	1,500	1,582,365
2.63%, 02/15/23 (Call 01/15/23)	800	836,224
2.80%, 07/08/21	285	291,404
2.95%, 11/15/24 (Call 09/15/24)	262	280,919
3.40%, 07/08/24 (Call 04/08/24)	1,412	1,529,224
3.63%, 07/15/23	50	54,149
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	200	197,158
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(c)	375	370,474
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/29/20)(a)	125	75,699
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/20)(a)	119	117,449
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	350	373,145
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	650	646,672
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/30/20)(a)	75	75,623
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)	200	194,574
10.50%, 02/01/24 (Call 02/01/21)(a)(c)	200	178,508
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	783	794,510

		21,187,179

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/20)(a)	200	195,014
Mobile Mini Inc., 5.88%, 07/01/24 (Call 07/01/20)	8	8,164

		203,178

Telecommunications — 1.1%
America Movil SAB de CV, 3.13%, 07/16/22	450	458,969
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	140	143,307
3.00%, 02/15/22	502	516,091
3.00%, 06/30/22 (Call 04/30/22)	783	806,075
3.20%, 03/01/22 (Call 02/01/22)	610	632,173
3.40%, 06/15/22	110	114,563
3.55%, 06/01/24 (Call 03/01/24)	88	93,183
3.60%, 02/17/23 (Call 12/17/22)	686	721,946
3.80%, 03/15/22	435	454,144
3.80%, 03/01/24 (Call 01/01/24)	510	545,511
3.88%, 08/15/21	529	545,769
3.90%, 03/11/24 (Call 12/11/23)	65	69,731
3.95%, 01/15/25 (Call 10/15/24)	17	18,416
4.00%, 01/15/22	410	427,581
4.05%, 12/15/23	100	108,158

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.45%, 05/15/21	$306	$315,495
4.45%, 04/01/24 (Call 01/01/24)	460	501,602
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	450	461,853
5.35%, 05/20/24(b)	450	463,986
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	220	239,001
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	150	150,858
Series S, 6.45%, 06/15/21	410	419,065
Series T, 5.80%, 03/15/22	525	538,235
Series W, 6.75%, 12/01/23	275	289,608
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	350	379,645
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	225	227,320
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	964	980,060
2.20%, 09/20/23 (Call 07/20/23)	416	434,558
2.60%, 02/28/23	15	15,772
3.00%, 06/15/22	175	184,277
3.63%, 03/04/24	449	496,836
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/20)(b)	400	395,496
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/20)(a)	16	15,737
5.50%, 03/01/24 (Call 03/01/21)(a)	410	410,004
5.50%, 06/15/24 (Call 06/15/20)(a)	275	247,060
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)(c)	175	158,666
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	155	159,115
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(a)	480	481,872
2.49%, 09/19/23 (Call 07/19/23)(a)	200	205,004
2.82%, 01/19/22 (Call 12/19/21)(a)	280	285,776
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 09/30/20)(b)(g)	205	120,811
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(b)(g)	295	9,124
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/27/21)(b)	200	185,012
Digicel Ltd., 6.75%, 03/01/23 (Call 03/01/21)(b)(g)	200	77,940
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)	200	200,818
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(b)	400	409,060
Frontier Communications Corp.
7.13%, 01/15/23(g)	220	59,363
7.63%, 04/15/24(g)	175	49,546
8.75%, 04/15/22(g)	125	35,045
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	290	237,635
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(b)	200	219,020
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/20)(a)	200	119,800
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	125	108,656
Hughes Satellite Systems Corp., 7.63%, 06/15/21	325	337,399
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	132	25,366
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)(g)	340	185,011
8.00%, 02/15/24 (Call 02/15/21)(a)	425	433,334
8.50%, 10/15/24 (Call 10/15/20)(a)(g)	300	173,880

Security	Par (000)	Value

Telecommunications (continued)
9.50%, 09/30/22(a)	$175	$194,290
Juniper Networks Inc., 4.50%, 03/15/24	117	125,470
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(b)	200	187,052
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	200	208,154
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/20)	170	170,092
5.38%, 08/15/22 (Call 05/29/20)	241	241,116
5.38%, 01/15/24 (Call 01/15/21)	350	352,538
5.63%, 02/01/23 (Call 05/29/20)	121	121,154
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(a)	264	263,815
Motorola Solutions Inc.
3.50%, 03/01/23	80	82,150
3.75%, 05/15/22	253	261,774
4.00%, 09/01/24	35	37,341
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(b)	400	368,440
Nokia OYJ, 3.38%, 06/12/22	150	151,395
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)	500	511,935
Orange SA, 4.13%, 09/14/21	688	719,882
ORBCOMM Inc., 8.00%, 04/01/24 (Call 04/01/21)(a)	75	69,039
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(b)	200	183,832
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(b)	200	206,882
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/20)(a)	165	132,389
Proven Glory Capital Ltd., 3.25%, 02/21/22(b)	200	201,182
Qwest Corp., 6.75%, 12/01/21	300	313,482
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	334	350,146
4.10%, 10/01/23 (Call 07/01/23)	193	212,207
Sprint Communications Inc.
6.00%, 11/15/22	750	792,465
9.25%, 04/15/22	75	82,579
11.50%, 11/15/21	333	372,314
Sprint Corp.
7.13%, 06/15/24	775	869,426
7.25%, 09/15/21	760	797,141
7.63%, 02/15/25 (Call 11/15/24)	500	575,020
7.88%, 09/15/23	1,325	1,488,452
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(a)	328	329,057
4.74%, 03/20/25(a)	200	211,952
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	550	570,988
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	362,632
Telefonica Emisiones SA, 4.57%, 04/27/23	200	215,982
Telstra Corp. Ltd., 4.80%, 10/12/21(a)	96	100,656
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(a)	1,435	1,517,828
4.00%, 04/15/22 (Call 03/16/22)	225	230,128
6.00%, 03/01/23 (Call 09/01/20)	338	341,576
6.00%, 04/15/24 (Call 04/15/21)	300	306,156
6.38%, 03/01/25 (Call 09/01/20)	550	566,968
6.50%, 01/15/24 (Call 01/15/21)	300	307,182
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(a)(c)	110	102,621
Turk Telekomunikasyon AS, 4.88%, 06/19/24(b)	300	282,744
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(b)	450	452,768
4.95%, 06/16/24 (Call 03/16/24)(b)	300	314,946
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	469	485,485

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 03/15/22	$1,338	$1,391,373
3.13%, 03/16/22	628	655,136
3.38%, 02/15/25	725	793,599
3.50%, 11/01/24 (Call 08/01/24)	125	136,736
4.15%, 03/15/24 (Call 12/15/23)	35	38,792
5.15%, 09/15/23	1,554	1,766,059
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25 (Call 02/11/22)(b)	200	181,274
Vodafone Group PLC
2.50%, 09/26/22	25	25,719
2.95%, 02/19/23	20	20,895
3.75%, 01/16/24	1,017	1,097,150
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(a)(h)	145	146,216

		40,695,110

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	197	209,330

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	143	142,355
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	81	74,563

		216,918

Transportation — 0.5%
AP Moller — Maersk A/S, 3.75%, 09/22/24 (Call 06/22/24)(a)	88	89,279
AVIC International Finance & Investment Ltd., 4.38%, 05/23/21(b)	200	204,602
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	341	358,749
3.05%, 03/15/22 (Call 12/15/21)	244	252,028
3.05%, 09/01/22 (Call 06/01/22)	360	375,275
3.40%, 09/01/24 (Call 12/01/23)	15	16,336
3.45%, 09/15/21 (Call 06/15/21)	74	75,954
3.75%, 04/01/24 (Call 01/01/24)	510	556,078
3.85%, 09/01/23 (Call 06/01/23)	500	545,780
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	119	121,529
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	600	635,448
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(b)	200	212,160
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(b)(d)(e)	400	395,924
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	96	103,307
4.25%, 06/01/21 (Call 03/01/21)	405	415,445
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(b)	400	404,104
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24(b)	600	642,210
FedEx Corp.
2.63%, 08/01/22	432	442,938
3.40%, 01/14/22	100	103,049
4.00%, 01/15/24	240	258,566
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/20)(a)	200	175,936
Hidrovias International Finance SARL, 5.95%, 01/24/25 (Call 01/24/22)(b)	300	273,087
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 05/29/20)	50	2,708
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	10	10,234
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	351,131

Security	Par (000)	Value

Transportation (continued)
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/20)(a)(c)	$125	$104,503
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 06/01/20)(a)	210	139,268
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)	196	78,035
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	222	230,134
3.00%, 04/01/22 (Call 01/01/22)	42	43,378
3.25%, 12/01/21 (Call 09/01/21)	689	707,954
3.85%, 01/15/24 (Call 10/15/23)	98	105,491
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(b)	200	202,252
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(b)	500	515,575
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(b)	600	631,110
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	230	228,116
2.50%, 09/01/22 (Call 08/01/22)	155	152,529
2.50%, 09/01/24 (Call 08/01/24)	85	83,150
2.80%, 03/01/22 (Call 02/01/22)	25	24,920
2.88%, 06/01/22 (Call 05/01/22)	55	54,919
3.40%, 03/01/23 (Call 02/01/23)	265	268,273
3.50%, 06/01/21	225	226,755
3.65%, 03/18/24 (Call 02/18/24)	284	292,333
3.75%, 06/09/23 (Call 05/09/23)	135	139,691
3.88%, 12/01/23 (Call 11/01/23)	322	330,675
SCF Capital Designated Activity Co., 5.38%, 06/16/23(b)	400	412,740
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	250	224,375
Transnet SOC Ltd., 4.00%, 07/26/22(a)	200	184,044
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(b)	200	169,144
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	29	30,257
2.95%, 03/01/22	120	124,388
2.95%, 01/15/23 (Call 10/15/22)	75	77,989
3.15%, 03/01/24 (Call 02/01/24)	449	480,883
3.20%, 06/08/21	125	127,758
3.25%, 01/15/25 (Call 10/01/24)	50	53,893
3.50%, 06/08/23 (Call 05/08/23)	610	648,338
3.65%, 02/15/24 (Call 11/15/23)	440	473,572
3.75%, 03/15/24 (Call 12/15/23)	25	27,025
4.16%, 07/15/22 (Call 04/15/22)	429	456,074
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	150	155,659
2.35%, 05/16/22 (Call 04/16/22)	275	284,199
2.45%, 10/01/22	590	612,497
2.50%, 04/01/23 (Call 03/01/23)	507	529,004
2.80%, 11/15/24 (Call 09/15/24)	73	77,681
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 04/01/21)(a)	162	156,840
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)	162	163,972
6.25%, 05/01/25 (Call 05/01/22)(a)	75	75,954
6.50%, 06/15/22 (Call 06/15/20)(a)	369	370,469
6.75%, 08/15/24 (Call 08/15/21)(a)	302	311,410

		17,809,083

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(a)	$103	$89,203
3.88%, 05/01/23 (Call 04/01/23)(a)	439	364,484
4.38%, 01/30/24 (Call 12/30/23)(a)	200	180,864
6.75%, 04/06/21(a)	250	235,545
CMB International Leasing Management Ltd., 3.00%, 07/03/24(b)	400	420,252
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/20)(b)(c)	275	245,275
5.00%, 08/01/24 (Call 08/01/20)(b)	400	354,560
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/20)(c)	200	185,398
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(a)	271	244,653
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	75	80,007
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)	630	631,468
2.70%, 11/01/24 (Call 10/01/24)(a)	65	64,333
3.38%, 02/01/22 (Call 12/01/21)(a)	325	329,869
3.45%, 07/01/24 (Call 06/01/24)(a)	89	91,393
3.65%, 07/29/21 (Call 06/29/21)(a)	31	31,398
3.90%, 02/01/24 (Call 01/01/24)(a)	285	294,377
4.13%, 08/01/23 (Call 07/01/23)(a)	355	370,858
4.25%, 01/17/23(a)	40	41,678
4.88%, 07/11/22(a)	120	125,768
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(a)	310	308,134
4.13%, 07/15/23 (Call 06/15/23)(a)	250	256,530

		4,946,047

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(b)	300	68,760
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	115	125,809

		194,569

Total Corporate Bonds & Notes — 35.3% (Cost: $1,280,800,404)		1,269,067,479

Foreign Government Obligations(k)

Argentina — 0.1%
Argentina Bonar Bonds
8.75%, 05/07/24(g)	675	159,631
8.75%, 05/07/24	3,200	756,768
Argentine Republic Government International Bond
4.63%, 01/11/23(g)	800	224,136
5.63%, 01/26/22(g)	1,215	340,200
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/23(b)	400	110,280
9.13%, 03/16/24(b)	500	139,110
9.95%, 06/09/21(b)	150	39,685
Provincia de Cordoba, 7.45%, 09/01/24(b)	150	57,708

		1,827,518

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(b)	600	606,048
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	200	200,130

		806,178

Security	Par (000)	Value

Bahrain — 0.0%
Bahrain Government International Bond
6.13%, 07/05/22(a)	$400	$402,016
6.13%, 08/01/23(b)	600	603,072
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	200	195,870
CBB International Sukuk Co. 6 Spc, 5.25%, 03/20/25(b)	200	194,200

		1,395,158

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(b)	200	184,704
Republic of Belarus International Bond, 6.88%, 02/28/23(b)	200	195,974

		380,678

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(b)	500	520,415

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(b)	200	187,302

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	400	415,196
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,401,568
4.25%, 01/07/25(c)	1,000	1,035,070
8.75%, 02/04/25(c)	300	363,168
8.88%, 04/15/24	100	122,161

		3,337,163

Canada — 0.8%
Canada Government International Bond
1.63%, 01/22/25	1,085	1,139,293
2.00%, 11/15/22	485	503,653
2.63%, 01/25/22	1,175	1,219,838
CDP Financial Inc.
1.00%, 04/17/23(a)	1,000	1,008,050
2.75%, 03/07/22(a)	500	519,465
Export Development Canada
1.38%, 10/21/21	335	339,653
1.38%, 02/24/23	835	856,994
1.50%, 05/26/21	360	364,255
2.00%, 05/17/22	1,340	1,382,853
2.50%, 01/24/23	560	591,058
2.63%, 02/21/24	695	750,982
Hydro-Quebec, Series IO, 8.05%, 07/07/24	250	326,203
OMERS Finance Trust, 2.50%, 05/02/24(a)	500	530,850
Ontario Teachers’ Finance Trust, 2.13%, 09/19/22(a)	1,250	1,292,962
Province of Alberta Canada
1.88%, 11/13/24(c)	900	933,903
2.20%, 07/26/22	466	481,080
2.95%, 01/23/24(c)	900	969,579
3.35%, 11/01/23	450	489,087
Province of British Columbia Canada
2.00%, 10/23/22	941	975,356
2.65%, 09/22/21	295	303,823
Province of Manitoba Canada
2.10%, 09/06/22	493	509,530
2.13%, 05/04/22	260	267,826
2.60%, 04/16/24	500	536,050

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada
2.20%, 10/03/22	$314	$325,794
2.25%, 05/18/22	1,061	1,096,597
2.40%, 02/08/22	430	443,644
2.45%, 06/29/22	245	254,709
2.50%, 09/10/21	556	570,406
2.55%, 04/25/22	510	529,574
3.05%, 01/29/24	1,702	1,847,725
3.20%, 05/16/24	535	586,858
3.40%, 10/17/23	946	1,033,846
Province of Quebec Canada
1.50%, 02/11/25	1,416	1,464,526
2.38%, 01/31/22	828	853,627
2.50%, 04/09/24(c)	1,250	1,339,500
2.63%, 02/13/23	375	395,681
2.75%, 08/25/21	400	411,332
Series QO, 2.88%, 10/16/24	93	101,805

		27,547,967

Chile — 0.0%
Chile Government International Bond
3.13%, 03/27/25	200	212,302
3.25%, 09/14/21	610	629,032

		841,334

China — 0.1%
China Government International Bond
2.13%, 11/02/22(b)	800	823,424
3.25%, 10/19/23(b)	400	430,728
Export-Import Bank of China (The)
2.63%, 03/14/22(b)	600	614,040
2.75%, 11/28/22(b)	1,000	1,032,850

		2,901,042

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	700	686,672
4.00%, 02/26/24 (Call 11/26/23)	800	810,952
4.38%, 07/12/21	750	761,782
8.13%, 05/21/24	200	230,994

		2,490,400

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(b)	200	179,158

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(b)	500	540,240
6.00%, 01/26/24(b)	400	446,476

		986,716

Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(b)	500	521,455

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(b)	400	374,232
5.88%, 04/18/24(b)	200	193,298
6.60%, 01/28/24(b)	200	194,988
7.50%, 05/06/21(b)	400	398,564

		1,161,082

Security	Par (000)	Value

Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 03/27/25(b)(g)	$200	$56,996
7.95%, 06/20/24(b)(g)	850	265,481
8.75%, 06/02/23(b)(g)	600	186,252
10.75%, 03/28/22(b)(g)	850	270,155

		778,884

Egypt — 0.0%
Egypt Government International Bond
4.55%, 11/20/23(b)	600	563,358
6.13%, 01/31/22(b)	600	598,320
6.20%, 03/01/24(b)	200	194,030

		1,355,708

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(b)	200	159,514
7.75%, 01/24/23(b)	200	171,928

		331,442

Finland — 0.1%
Finnvera Oyj, 1.63%, 10/23/24(a)	750	780,345
Municipality Finance PLC
2.50%, 11/15/23(a)	500	533,075
2.88%, 03/07/23(a)	400	426,576

		1,739,996

France — 0.1%
Agence Francaise de Developpement EPIC, 2.75%, 01/22/22(b)	1,000	1,036,770
Caisse d’Amortissement de la Dette Sociale, 1.88%, 02/12/22(a)(c)	500	512,525

		1,549,295

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(b)	250	180,120

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	825	833,811
2.00%, 08/01/22	740	765,730
2.75%, 03/06/23	525	559,046
2.75%, 01/30/24	1,150	1,246,083
Land Nordrhein-Westfalen, 1.50%, 02/13/23	1,000	1,026,230

		4,430,900

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(b)	200	204,242

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(a)	200	211,166

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	486,752
5.75%, 11/22/23	1,148	1,278,493

		1,765,245

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(b)	200	199,580
4.00%, 01/14/23(b)	600	612,564

		812,144

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	$340	$340,218
3.38%, 04/15/23(b)	646	656,866
3.70%, 01/08/22(b)	400	406,012
3.75%, 04/25/22(b)	450	457,501
4.13%, 01/15/25(b)	600	627,276
4.45%, 02/11/24	200	210,706
4.88%, 05/05/21(b)	600	612,018
5.38%, 10/17/23(b)	400	432,008
5.88%, 01/15/24(b)	800	881,496
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(b)	200	197,122
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(b)	400	404,596
3.75%, 03/01/23(b)	400	408,196
3.90%, 08/20/24(b)	400	411,852
4.35%, 09/10/24(b)	400	418,232

		6,464,099

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(b)	300	226,491

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	330	383,543
Israel Government International Bond
3.15%, 06/30/23	500	526,620
4.00%, 06/30/22	500	528,125

		1,438,288

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	975	954,281
6.88%, 09/27/23	1,192	1,349,761

		2,304,042

Japan — 0.3%
Development Bank of Japan Inc.
1.63%, 09/01/21(a)	250	253,323
1.88%, 10/02/24(b)	500	519,075
2.50%, 10/18/22(b)	700	729,225
3.13%, 09/06/23(a)	775	833,729
Japan Bank for International Cooperation
1.50%, 07/21/21	1,250	1,261,825
2.00%, 11/04/21	400	407,916
2.38%, 07/21/22	700	725,067
2.38%, 11/16/22	700	728,434
2.50%, 06/01/22	940	974,301
2.50%, 05/23/24	1,750	1,862,857
3.00%, 05/29/24	500	542,265
3.25%, 07/20/23	500	538,535
3.38%, 10/31/23	400	434,752

		9,811,304

Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(b)	1,000	1,032,660
1.96%, 10/02/24(b)	500	515,745
2.26%, 12/07/21(b)	400	408,472
2.84%, 04/25/24(b)	500	532,410
3.39%, 09/26/23(b)	500	538,855

		3,028,142

Security	Par (000)	Value

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 3.88%, 10/14/24(b)	$600	$632,982

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(b)	700	643,608

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(b)	1,400	1,431,612

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(b)(g)	600	95,562
6.10%, 10/04/22(b)(g)	150	23,886
6.25%, 05/27/22(g)	185	29,779
6.40%, 05/26/23(g)	100	16,121
6.65%, 04/22/24(b)(g)	250	40,075

		205,423

Lithuania — 0.0%
Lithuania Government International Bond, 6.63%, 02/01/22(b)	400	435,528

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	1,000	890,780
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(b)	400	400,188
Wakala Global Sukuk Bhd, 4.65%, 07/06/21(a)	250	258,508

		1,549,476

Mexico — 0.1%
Mexico Government International Bond
3.63%, 03/15/22	2,300	2,340,250
4.00%, 10/02/23	1,170	1,196,255
8.00%, 09/24/22	300	337,665

		3,874,170

Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 12/05/22(b)	650	578,520
5.63%, 05/01/23(b)	400	355,688

		934,208

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(b)	420	437,518

Namibia — 0.0%
Namibia International Bonds, 5.50%, 11/03/21(b)	200	193,252

Nigeria — 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23(b)	200	172,096

Norway — 0.1%
Kommunalbanken AS
2.00%, 06/19/24(a)	1,050	1,109,472
2.50%, 01/11/23(a)	450	473,787
2.75%, 02/05/24(a)	500	540,390
2.88%, 06/14/21(a)	500	513,380
3.13%, 10/18/21(a)	500	519,265

		3,156,294

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(b)	600	576,000
3.88%, 03/08/22(b)	600	552,192

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
4.13%, 01/17/23(b)	$500	$436,300
4.88%, 02/01/25(b)	200	164,966
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24(b)	700	649,320

		2,378,778

Pakistan — 0.0%
Pakistan Government International Bond, 8.25%, 04/15/24(b)	200	189,650
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(b)	200	188,766
5.63%, 12/05/22(b)	400	368,276

		746,692

Panama — 0.0%
Panama Government International Bond, 3.75%, 03/16/25 (Call 12/16/24)	300	315,972

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(b)	200	204,794

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(b)	500	513,660
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(b)	570	570,695

		1,084,355

Philippines — 0.0%
Philippine Government International Bond, 4.20%, 01/21/24	900	964,710

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	800	837,712
4.00%, 01/22/24	171	187,178
5.00%, 03/23/22	1,160	1,239,495

		2,264,385

Qatar — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(b)	800	808,688
3.38%, 03/14/24(b)	400	422,772
3.40%, 04/16/25(a)	1,000	1,064,730
3.88%, 04/23/23(b)	900	955,098
4.50%, 01/20/22(a)	914	957,452
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	550	570,647

		4,779,387

Romania — 0.1%
Romanian Government International Bond
4.38%, 08/22/23(b)	600	624,132
4.88%, 01/22/24(b)	150	159,039
6.75%, 02/07/22(b)	700	743,085

		1,526,256

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(b)	1,600	1,684,128
4.88%, 09/16/23(b)	600	655,056

		2,339,184

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(b)	2,000	2,042,700
Saudi Government International Bond
2.38%, 10/26/21(b)	1,800	1,820,700
2.88%, 03/04/23(b)	650	666,009

Security	Par (000)	Value

Saudi Arabia (continued)
4.00%, 04/17/25(b)	$1,600	$1,709,904

		6,239,313

Serbia — 0.0%
Serbia International Bond, 7.25%, 09/28/21(b)	532	557,281

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22	800	823,664

South Korea — 0.2%
Export-Import Bank of Korea
1.88%, 10/21/21	200	201,844
2.36%, 06/01/23, (3 mo. LIBOR US + 0.775%)(f)	200	198,604
2.50%, 05/10/21	200	202,570
2.69%, 11/01/22, (3 mo. LIBOR US + 0.925%)(f)	1,000	1,001,030
2.75%, 01/25/22	1,000	1,023,560
3.00%, 11/01/22	200	208,388
4.00%, 01/14/24	200	217,814
4.38%, 09/15/21	400	416,804
5.00%, 04/11/22	900	963,441
Industrial Bank of Korea, 2.13%, 10/23/24(b)	400	409,284
Korea Development Bank (The), 1.75%, 02/18/25	500	503,660
Korea International Bond
2.00%, 06/19/24	600	623,244
3.88%, 09/11/23	200	219,006
Suhyup Bank, 3.63%, 01/29/24(b)	200	212,562

		6,401,811

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 01/18/22(b)	200	125,680
5.75%, 04/18/23(b)	400	235,928
6.25%, 07/27/21(b)	300	210,000
6.35%, 06/28/24(b)	200	120,180
6.85%, 03/14/24(b)	400	241,224

		933,012

Supranational — 2.5%
African Development Bank
0.75%, 04/03/23	1,000	1,009,360
1.25%, 07/26/21	680	686,922
1.63%, 09/16/22	25	25,712
2.13%, 11/16/22	1,045	1,089,726
2.38%, 09/23/21	320	328,781
3.00%, 09/20/23	1,281	1,389,168
African Export-Import Bank (The)
4.00%, 05/24/21(b)	250	251,335
4.13%, 06/20/24(b)	250	244,873
5.25%, 10/11/23(b)	250	250,680
Asian Development Bank
1.50%, 10/18/24	2,933	3,059,324
1.63%, 01/24/23	1,000	1,032,590
1.75%, 06/08/21(c)	1,008	1,023,241
1.75%, 09/13/22	1,961	2,022,124
1.88%, 02/18/22	445	456,962
2.00%, 02/16/22(c)	1,015	1,044,222
2.00%, 01/22/25	128	136,559
2.63%, 01/30/24	1,418	1,532,050
2.75%, 03/17/23	1,361	1,450,880
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	1,384	1,477,780

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(a)	$200	$198,798
Corp. Andina de Fomento
2.13%, 09/27/21	310	310,639
4.38%, 06/15/22	750	787,687
Council of Europe Development Bank
1.75%, 09/26/22	710	731,591
2.63%, 02/13/23	940	995,836
European Bank for Reconstruction & Development
1.50%, 11/02/21	135	137,242
1.50%, 02/13/25	1,150	1,198,633
1.88%, 02/23/22	485	497,741
2.13%, 03/07/22	285	293,955
2.75%, 03/07/23	410	436,634
European Investment Bank
1.38%, 09/15/21	891	903,135
1.63%, 06/15/21	65	65,912
1.63%, 03/14/25	2,000	2,105,140
2.00%, 12/15/22	1,335	1,390,176
2.13%, 10/15/21	565	579,215
2.25%, 03/15/22	1,347	1,394,118
2.25%, 08/15/22(c)	1,190	1,240,099
2.25%, 06/24/24	1,525	1,636,172
2.38%, 05/13/21	850	867,476
2.38%, 06/15/22	2,445	2,548,423
2.50%, 03/15/23	2,299	2,434,687
2.63%, 05/20/22	1,116	1,167,012
2.63%, 03/15/24	2,680	2,900,966
2.88%, 12/15/21	78	81,176
2.88%, 08/15/23	1,697	1,831,555
3.13%, 12/14/23	399	437,292
3.25%, 01/29/24	2,989	3,298,092
European Stability Mechanism, 1.38%, 09/11/24(a)	1,000	1,033,530
Inter-American Development Bank
0.88%, 04/03/25	2,000	2,031,320
1.25%, 09/14/21	518	524,133
1.75%, 04/14/22	1,152	1,182,735
1.75%, 09/14/22	816	841,231
1.75%, 03/14/25	108	114,140
1.88%, 07/23/21	10	10,182
2.13%, 01/18/22(c)	1,169	1,203,334
2.13%, 01/15/25	1,007	1,079,625
2.50%, 01/18/23	1,454	1,535,366
2.63%, 01/16/24	1,026	1,107,116
3.00%, 10/04/23	624	677,939
3.00%, 02/21/24	646	707,990
International Bank for Reconstruction & Development
0.75%, 03/11/25	2,000	2,019,680
1.38%, 05/24/21	890	899,381
1.38%, 09/20/21	826	837,382
1.50%, 08/28/24	137	142,762
1.63%, 02/10/22	2,644	2,702,009
1.63%, 01/15/25	560	588,151
1.88%, 06/19/23	265	276,978
2.00%, 01/26/22	2,023	2,080,372
2.13%, 07/01/22	1,050	1,089,291
2.13%, 02/13/23	310	324,465
2.25%, 06/24/21	1,100	1,123,617
2.50%, 03/19/24	3,955	4,267,208
2.50%, 11/25/24	1,094	1,190,644

Security	Par (000)	Value

Supranational (continued)
2.75%, 07/23/21	$2,235	$2,300,061
3.00%, 09/27/23	1,955	2,123,775
7.63%, 01/19/23	1,826	2,179,112
International Development Association, 2.75%, 04/24/23(a)	300	320,994
International Finance Corp.
1.13%, 07/20/21	300	302,628
1.38%, 10/16/24(c)	864	893,782
2.00%, 10/24/22	872	906,130
2.88%, 07/31/23	540	582,552
Nordic Investment Bank
1.25%, 08/02/21	650	656,760
2.13%, 02/01/22	40	41,177
2.25%, 05/21/24	1,000	1,069,290
North American Development Bank, 2.40%, 10/26/22	150	154,350

		90,102,883

Sweden — 0.2%
Kommuninvest I Sverige AB
2.25%, 05/29/21(a)	1,000	1,019,160
2.63%, 09/15/22(a)	1,000	1,050,640
Svensk Exportkredit AB
1.75%, 12/12/23	200	208,126
2.00%, 08/30/22	500	516,905
2.38%, 03/09/22	450	465,305
2.88%, 05/22/21	575	589,358
2.88%, 03/14/23	760	809,202
3.13%, 11/08/21	10	10,394
Sweden Government International Bond
2.38%, 02/15/23(a)	1,000	1,051,970
2.50%, 02/28/22(a)	1,000	1,038,540

		6,759,600

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	200	168,054

Turkey — 0.3%
Export Credit Bank of Turkey, 4.25%, 09/18/22(b)	400	381,400
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(b)	638	632,003
4.49%, 11/25/24(b)	200	182,556
5.00%, 04/06/23(b)	400	384,028
5.80%, 02/21/22(b)	800	792,672
Turkey Government International Bond
3.25%, 03/23/23	600	553,596
4.25%, 03/13/25	600	536,634
5.60%, 11/14/24	1,000	952,510
5.75%, 03/22/24	800	771,944
6.25%, 09/26/22	980	982,470
6.35%, 08/10/24	900	885,492
7.25%, 12/23/23	600	607,686
7.38%, 02/05/25	950	966,786
Turkiye Ihracat Kredi Bankasi AS, 8.25%, 01/24/24(b)	400	409,988

		9,039,765

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/21(b)	800	771,448
7.75%, 09/01/22(b)	400	382,476
7.75%, 09/01/23(b)	430	408,909
7.75%, 09/01/24(b)	450	424,593

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine (continued)
8.99%, 02/01/24(b)	$200	$195,558

		2,182,984

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(b)	800	805,016
2.13%, 09/30/24(b)	800	810,104
2.50%, 10/11/22(b)	1,400	1,429,526
2.50%, 04/16/25(a)	1,000	1,028,310
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(b)	400	410,084
6.45%, 05/02/22(b)	200	214,316

		4,697,356

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(c)	400	427,516
8.00%, 11/18/22	80	87,061

		514,577

Venezuela — 0.0%
Venezuela Government International Bond
7.75%, 10/13/19(g)	325	26,000
9.00%, 05/07/23(g)	100	9,038
12.75%, 08/23/22(g)	300	25,869

		60,907

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	200	209,042

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(b)	367	120,420
8.50%, 04/14/24(b)	200	65,510

		185,930

Total Foreign Government Obligations — 6.7% (Cost: $243,280,601)		240,861,933

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	2,400	2,560,992

Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.64%, 07/01/21	100	101,679
Series A, 3.00%, 07/01/20	250	250,790

		352,469

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	125	125,752

Total Municipal Debt Obligations — 0.1% (Cost: $3,019,840)		3,039,213

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	759	795,155
2.50%, 08/01/31	491	515,343
2.50%, 10/01/31	1,382	1,447,218
2.50%, 12/01/31	724	758,725

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/32	$814	$854,644
2.50%, 01/01/33	2,292	2,413,551
3.00%, 05/01/29	309	327,220
3.00%, 05/01/30	682	720,856
3.00%, 06/01/30	57	60,234
3.00%, 07/01/30	425	448,971
3.00%, 12/01/30	722	763,244
3.00%, 05/01/31	281	297,316
3.00%, 06/01/31	182	192,833
3.50%, 05/01/32	136	145,542
3.50%, 09/01/32	122	129,616
3.50%, 07/01/33	472	498,813
3.50%, 06/01/34	2,567	2,711,068
3.70%, 02/01/45, (12 mo. LIBOR US + 1.622%)	32	33,357
4.00%, 05/01/33	383	406,387
Federal National Mortgage Association
3.77%, 04/01/44, (12 mo. LIBOR US + 1.590%)	71	73,104
3.78%, 12/01/44, (12 mo. LIBOR US + 1.576%)	30	31,223
Series 2012-M13, Class A2, 2.38%, 05/25/22	823	841,218
Series 2014-M13, Class A2, 3.02%, 08/25/24	100	107,471
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20	816	817,621
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)	50	50,565
Series K017, Class A2, 2.87%, 12/25/21	680	692,337
Series K020, Class A2, 2.37%, 05/25/22	100	102,211
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,088,451
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,457,768
Series K028, Class A2, 3.11%, 02/25/23	500	527,868
Series K030, Class A2, 3.25%, 04/25/23	2,500	2,655,222
Series K033, Class A2, 3.06%, 07/25/23	2,000	2,125,001
Series K034, Class A2, 3.53%, 07/25/23	1,250	1,346,253
Series K036, Class A2, 3.53%, 10/25/23	500	540,548
Series K038, Class A1, 2.60%, 10/25/23	35	36,112
Series K-1512, Class A2, 2.99%, 05/25/31	460	520,124
Series K-1512, Class A3, 3.06%, 04/25/34	450	508,372
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,758,779
Series K724, Class A2, 3.06%, 11/25/23	1,500	1,593,619
Series K725, Class A1, 2.67%, 05/25/23	556	567,120
Series K729, Class A1, 2.95%, 02/25/24	2,771	2,840,533
Uniform Mortgage-Backed Securities
2.50%, 07/01/28	922	965,309
2.50%, 12/01/29	242	253,630
2.50%, 03/01/30	133	139,507
2.50%, 07/01/30	156	163,770
2.50%, 08/01/30	461	483,112
2.50%, 12/01/30	77	80,367
2.50%, 01/01/31	67	69,909
2.50%, 08/01/31	1,415	1,489,685
2.50%, 09/01/31	1,362	1,426,671
2.50%, 10/01/31	6,517	6,823,128
2.50%, 12/01/31	1,956	2,048,766
2.50%, 01/01/32	7,790	8,177,730
2.50%, 02/01/32	1,389	1,459,794
2.50%, 03/01/32	1,409	1,475,463
2.50%, 04/01/32	1,850	1,937,644
2.50%, 10/01/32	210	221,012
2.50%, 01/01/33	1,763	1,846,572
2.50%, 05/01/35(l)	56,275	58,840,349
3.00%, 10/01/27	72	76,013
3.00%, 10/01/28	358	379,703

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/28	$319	$338,084
3.00%, 03/01/30	8,162	8,613,962
3.00%, 04/01/30	152	161,025
3.00%, 07/01/30	98	103,931
3.00%, 08/01/30	365	385,570
3.00%, 09/01/30	663	700,912
3.00%, 10/01/30	316	333,740
3.00%, 11/01/30	73	77,093
3.00%, 12/01/30	288	303,970
3.00%, 01/01/31	3,400	3,606,700
3.00%, 02/01/31	1,753	1,861,049
3.00%, 03/01/31	363	385,557
3.00%, 04/01/31	179	190,474
3.00%, 06/01/31	943	1,000,590
3.00%, 07/01/31	1,152	1,227,653
3.00%, 09/01/31	302	320,933
3.00%, 10/01/31	86	91,492
3.00%, 01/01/32	1,064	1,133,988
3.00%, 02/01/32	3,554	3,782,490
3.00%, 03/01/32	311	330,387
3.00%, 06/01/32	1,121	1,185,199
3.00%, 08/01/32	629	671,681
3.00%, 11/01/32	959	1,023,552
3.00%, 12/01/32	2,071	2,194,085
3.00%, 02/01/33	1,116	1,191,494
3.00%, 10/01/33	1,863	1,967,692
3.00%, 07/01/34	1,201	1,269,458
3.00%, 09/01/34	8,674	9,207,522
3.00%, 11/01/34	1,099	1,163,850
3.00%, 12/01/34	13,219	13,968,573
3.00%, 05/01/35(l)	9,620	10,144,591
3.50%, 01/01/27	16	16,462
3.50%, 12/01/29	30	32,381
3.50%, 07/01/30	317	337,153
3.50%, 10/01/30	171	181,641
3.50%, 11/01/30	22	23,653
3.50%, 03/01/31	213	225,509
3.50%, 06/01/31	294	315,484
3.50%, 01/01/32	148	158,754
3.50%, 05/01/32	263	281,350
3.50%, 06/01/32	253	272,681
3.50%, 07/01/32	83	88,889
3.50%, 08/01/32	94	100,737
3.50%, 09/01/32	624	661,128
3.50%, 10/01/32	94	100,166
3.50%, 11/01/32	66	70,598
3.50%, 03/01/33	776	833,451
3.50%, 04/01/33	1,213	1,293,738
3.50%, 05/01/33	670	720,654
3.50%, 06/01/33	2,104	2,220,598
3.50%, 07/01/34	2,734	2,894,095
3.50%, 08/01/34	2,516	2,658,548
3.50%, 01/01/35	1,164	1,237,113
3.50%, 05/01/35(l)	10,374	10,949,433
4.00%, 07/01/29	200	212,072
4.00%, 07/01/32	651	689,465
4.00%, 05/01/33	864	915,498
4.00%, 06/01/33	439	465,573
4.00%, 07/01/33	322	340,945
4.00%, 05/01/35(l)	4,402	4,651,433

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/35(l)	$112	$118,215
5.00%, 05/01/35(l)	178	186,876

		227,351,337

U.S. Government Agency Obligations — 1.5%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	36,628
1.90%, 06/24/21	115	116,754
2.85%, 09/20/21	645	664,531
Federal Home Loan Banks
1.13%, 07/14/21	970	979,904
1.38%, 09/28/20	250	251,092
1.50%, 08/15/24	260	271,417
1.88%, 12/11/20	180	181,717
1.88%, 11/29/21	200	205,122
2.13%, 06/10/22	600	623,268
2.13%, 06/09/23	300	315,684
2.38%, 09/10/21	600	616,014
2.63%, 12/10/21	650	674,381
2.88%, 12/10/21	275	285,766
3.00%, 12/09/22	3,724	3,980,323
3.38%, 09/08/23	1,105	1,212,715
3.63%, 06/11/21	6,915	7,162,557
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	1,150	1,162,719
2.38%, 02/16/21	900	915,462
2.38%, 01/13/22	3,720	3,852,209
2.75%, 06/19/23	4,195	4,505,094
Federal National Mortgage Association
1.25%, 05/06/21	1,700	1,718,054
1.25%, 08/17/21	900	911,106
1.38%, 02/26/21	850	857,786
1.38%, 10/07/21	875	889,035
1.75%, 07/02/24	6,750	7,099,312
1.88%, 04/05/22	1,500	1,546,185
2.00%, 01/05/22	790	812,997
2.00%, 10/05/22	1,400	1,456,966
2.25%, 04/12/22	525	545,270
2.38%, 01/19/23	2,610	2,754,255
2.50%, 02/05/24	505	543,653
2.63%, 01/11/22	410	426,347
2.63%, 09/06/24	2,050	2,239,338
2.88%, 10/30/20	2,750	2,786,245
2.88%, 09/12/23	800	866,360

		53,466,266

U.S. Government Obligations — 46.7%
U.S. Treasury Note/Bond
0.38%, 03/31/22(c)	30,000	30,103,125
1.13%, 06/30/21	10,500	10,616,484
1.13%, 08/31/21	23,000	23,288,398
1.13%, 09/30/21	10,100	10,234,141
1.13%, 02/28/25	8,000	8,302,500
1.25%, 10/31/21	11,400	11,581,242
1.25%, 07/31/23	29,500	30,440,312
1.38%, 05/31/21	8,000	8,104,062
1.38%, 08/31/23	39,500	40,947,305
1.38%, 09/30/23	54,800	56,837,875
1.38%, 01/31/25	9,000	9,434,531
1.50%, 01/31/22	8,700	8,896,430
1.50%, 02/28/23	13,000	13,462,109

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 03/31/23	$2,000	$2,073,438
1.50%, 09/30/24	11,500	12,087,578
1.50%, 10/31/24	15,000	15,776,953
1.63%, 08/15/22	3,500	3,612,930
1.63%, 08/31/22	2,500	2,581,836
1.63%, 11/15/22	25,000	25,880,859
1.63%, 04/30/23	2,000	2,082,188
1.63%, 05/31/23	16,800	17,504,813
1.75%, 11/30/21	8,000	8,196,250
1.75%, 02/28/22	9,550	9,819,340
1.75%, 03/31/22	6,000	6,176,719
1.75%, 04/30/22	6,700	6,906,758
1.75%, 05/15/22	9,750	10,054,688
1.75%, 05/31/22	2,500	2,579,688
1.75%, 06/30/22	5,900	6,095,898
1.75%, 09/30/22	6,000	6,221,250
1.75%, 01/31/23	18,000	18,745,312
1.75%, 05/15/23	16,000	16,722,500
1.75%, 06/30/24	11,500	12,180,117
1.75%, 07/31/24	12,500	13,251,953
1.75%, 12/31/24	15,000	15,976,172
1.88%, 11/30/21	5,000	5,132,617
1.88%, 01/31/22	22,500	23,154,785
1.88%, 02/28/22	26,250	27,051,856
1.88%, 03/31/22	8,200	8,461,695
1.88%, 04/30/22	15,250	15,755,156
1.88%, 05/31/22	2,800	2,897,125
1.88%, 07/31/22	8,500	8,817,422
1.88%, 08/31/22	8,200	8,515,828
1.88%, 09/30/22	5,500	5,719,570
1.88%, 08/31/24	19,800	21,114,844
2.00%, 05/31/21	8,800	8,973,938
2.00%, 08/31/21	10,500	10,754,297
2.00%, 10/31/21	6,500	6,675,449
2.00%, 11/15/21	8,700	8,941,969
2.00%, 12/31/21	13,546	13,950,263
2.00%, 02/15/22	14,300	14,757,488
2.00%, 07/31/22	9,100	9,465,422
2.00%, 10/31/22	8,200	8,561,953
2.00%, 11/30/22	5,500	5,750,078
2.00%, 02/15/23	8,000	8,391,250
2.00%, 04/30/24	34,500	36,807,187
2.00%, 06/30/24	14,000	14,970,156
2.00%, 02/15/25	27,500	29,644,141
2.13%, 05/31/21	12,000	12,253,125
2.13%, 06/30/21	6,750	6,902,402
2.13%, 08/15/21	29,300	30,026,777
2.13%, 09/30/21	60,500	62,154,297
2.13%, 12/31/21	34,000	35,082,422
2.13%, 05/15/22	6,500	6,752,383
2.13%, 06/30/22	12,500	13,018,555
2.13%, 12/31/22	16,300	17,120,094
2.13%, 11/30/23	7,000	7,457,734
2.13%, 02/29/24	37,000	39,555,312
2.13%, 03/31/24	18,000	19,272,656
2.13%, 07/31/24	13,900	14,952,274
2.13%, 09/30/24	15,000	16,176,562
2.13%, 11/30/24	7,800	8,431,313
2.25%, 12/31/23	8,350	8,944,938
2.25%, 01/31/24	23,000	24,671,094

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.25%, 04/30/24	$12,600		$13,570,594
2.25%, 10/31/24	7,200		7,813,688
2.25%, 11/15/24	19,600		21,279,781
2.25%, 12/31/24	9,000		9,792,422
2.38%, 01/31/23	7,000		7,410,703
2.38%, 02/29/24	14,000		15,103,594
2.38%, 08/15/24	23,400		25,434,703
2.50%, 01/15/22	32,050		33,299,449
2.50%, 02/15/22	12,000		12,491,250
2.50%, 03/31/23	8,000		8,525,000
2.50%, 01/31/24	16,500		17,852,227
2.50%, 05/15/24	28,000		30,452,188
2.50%, 01/31/25	9,300		10,243,078
2.63%, 05/15/21	18,000		18,456,328
2.63%, 07/15/21	20,000		20,587,500
2.63%, 02/28/23	5,500		5,870,391
2.63%, 06/30/23	5,250		5,641,289
2.63%, 03/31/25	5,250		5,829,961
2.75%, 09/15/21	26,200		27,120,070
2.75%, 04/30/23	13,800		14,830,688
2.75%, 07/31/23	16,500		17,826,445
2.75%, 08/31/23	12,000		12,985,313
2.75%, 02/28/25	12,450		13,879,805
2.88%, 10/15/21	9,000		9,352,266
2.88%, 11/15/21	130,000		135,357,422
2.88%, 09/30/23	8,000		8,706,875
2.88%, 11/30/23	9,900		10,811,883
3.13%, 05/15/21	17,000		17,513,320
7.13%, 02/15/23	6,500		7,743,633
7.25%, 08/15/22	1,000		1,160,469
7.50%, 11/15/24	20,000		26,440,625
8.00%, 11/15/21	1,000		1,119,297

			1,678,314,438

Total U.S. Government & Agency Obligations — 54.5% (Cost: $1,882,618,586)			1,959,132,041

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(m)(n)	16		15,264

Total Common Stocks — 0.0% (Cost $15,264)			15,264

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(m)(n)	0	(o)	97

Total Preferred Stocks — 0.0% (Cost $97)			97

Warrants

Advertising —0.0%
Affinion Group Inc. (Expires 12/12/23)(m)(n)	0	(o)	0	(p)

Total Warrants — 0.0% (Cost $0)			0	(p)

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(q)(r)(s)	126,898	$127,037,534
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(q)(r)(t)	51,589	51,589,233

		178,626,767

Total Short-Term Investments — 5.0% (Cost: $178,515,921)		178,626,767

Total Investments in Securities — 103.7% (Cost: $3,663,557,895)		3,726,418,256

Other Assets, Less Liabilities — (3.7)%		(131,862,276)

Net Assets — 100.0%		$3,594,555,980

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.

(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(i)	Zero-coupon bond.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	TBA transaction.
(m)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)	Non-income producing security.
(o)	Rounds to less than 1,000.
(p)	Rounds to less than $1.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period-end.
(s)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(t)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,608	55,290	126,898	$127,037,534	$686,772		$(15,370)	$85,472
BlackRock Cash Funds: Treasury, SL Agency Shares	29,770	21,819	51,589	51,589,233	107,821	(b)	—	—

				$178,626,767	$794,593		$(15,370)	$85,472

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core 1-5 Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$25,741,442	$—		$25,741,442
Collaterized Mortgage Obligations	—	49,934,020	—		49,934,020
Corporate Bonds & Notes	—	1,269,067,479	—		1,269,067,479
Foreign Government Obligations	—	240,861,933	—		240,861,933
Municipal Debt Obligations	—	3,039,213	—		3,039,213
U.S. Government & Agency Obligations	—	1,959,132,041	—		1,959,132,041
Common Stocks	—	—	15,264		15,264
Preferred Stocks	—	—	97		97
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	178,626,767	—	—		178,626,767

	$178,626,767	$3,547,776,128	$15,361		$3,726,418,256

(a)	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.5%
APT Pipelines Ltd.
2.00%, 03/22/27(a)	EUR	100	$114,688
3.50%, 03/22/30(a)	GBP	100	133,369
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	226,760
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	139,561
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	100	106,535
1.50%, 02/26/27(a)	EUR	290	334,996
2.60%, 07/31/29	AUD	100	64,881
3.00%, 02/13/24(a)	EUR	200	239,844
Australia & New Zealand Banking Group Ltd.
0.45%, 11/22/23(a)	EUR	200	222,756
0.75%, 09/29/26(a)	EUR	200	221,049
3.10%, 02/08/24(a)	AUD	300	210,746
BHP Billiton Finance Ltd.
5.63%, 10/22/79 (Call 10/22/24)(a)(b)	EUR	100	122,114
Series 09, 2.25%, 09/25/20(a)	EUR	100	110,314
Series 11, 3.25%, 09/25/24(a)	GBP	150	206,308
Series 12, 4.30%, 09/25/42	GBP	100	179,339
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	200	225,551
Commonwealth Bank of Australia
0.50%, 07/11/22(a)	EUR	400	437,940
0.50%, 07/27/26(a)	EUR	100	111,515
0.75%, 11/04/21(a)	EUR	300	332,734
0.88%, 02/19/29(a)	EUR	200	230,379
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	109,804
2.75%, 11/17/21(a)	AUD	200	134,923
3.00%, 01/11/24(a)	AUD	200	140,061
3.00%, 09/04/26(a)	GBP	100	143,052
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	126,626
Macquarie Bank Ltd.
1.13%, 01/20/22(a)	EUR	200	220,363
1.75%, 08/07/24(a)	AUD	400	264,774
Macquarie Group Ltd., 0.63%, 02/03/27(a)	EUR	100	102,642
National Australia Bank Ltd.
0.25%, 03/28/22(a)	EUR	300	330,755
0.25%, 05/20/24(a)	EUR	340	370,283
0.30%, 10/31/25(a)	CHF	150	154,423
0.35%, 09/07/22(a)	EUR	360	394,075
0.63%, 08/30/23(a)	EUR	360	397,478
0.75%, 01/30/26(a)	EUR	200	226,515
0.88%, 11/16/22(a)	EUR	200	224,438
1.38%, 06/27/22(a)	GBP	200	249,589
2.25%, 06/06/25(a)	EUR	100	121,704
2.75%, 08/08/22(a)	EUR	50	57,645
2.90%, 02/26/24(a)	AUD	200	139,594
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	130	123,742
Pacific National Finance Pty Ltd., 5.25%, 05/19/25	AUD	50	35,524
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	200	111,188
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	162,854
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	100,642
Telstra Corp. Ltd.
3.50%, 09/21/22(a)	EUR	250	293,447

Security		Par (000)	Value

Australia (continued)
4.00%, 09/16/22(a)	AUD	50	$34,691
Transurban Finance Co. Pty Ltd., 2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	112,931
Wesfarmers Ltd., 3.66%, 11/18/20(a)	AUD	100	66,316
Westfield America Management Ltd., 2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	243,955
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	217,973
0.38%, 04/02/26(a)	EUR	300	333,200
0.50%, 05/17/24(a)	EUR	200	222,948
0.50%, 01/16/25(a)	EUR	200	223,465
1.13%, 09/05/27(a)	EUR	320	360,902
1.50%, 03/24/21(a)	EUR	100	111,078
3.25%, 11/16/23	AUD	100	70,445

			10,705,424

Austria — 0.4%
Autobahnen-und
Schnellstrassen-Finanzierungs-AG
0.25%, 10/18/24(a)	EUR	400	448,819
0.63%, 09/15/22(a)	EUR	100	112,042
1.38%, 04/09/21(a)	EUR	300	333,732
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.63%, 06/19/34(a)	EUR	200	232,830
Erste Group Bank AG
0.00%, 09/11/29(a)(c)	EUR	400	437,892
0.63%, 04/17/26(a)	EUR	200	228,931
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	205,502
3.50%, 02/08/22	EUR	450	525,470
Heta Asset Resolution AG, 2.38%, 12/13/22(a)	EUR	100	115,393
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 04/04/23(a)	EUR	200	222,690
Hypo Tirol Bank AG, 0.50%, 02/11/21(a)	EUR	100	110,089
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	100	114,481
JAB Holdings BV
1.75%, 05/25/23(a)	EUR	100	111,727
1.75%, 06/25/26(a)	EUR	300	329,517
Series 11Y, 2.50%, 06/25/29(a)	EUR	100	113,366
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	50	58,040
3.38%, 05/18/32(a)	EUR	50	76,472
OeBB-Infrastruktur AG
2.25%, 07/04/23(a)	EUR	500	593,559
3.00%, 10/24/33	EUR	100	152,104
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR	200	224,289
0.75%, 03/07/22(a)	GBP	100	126,787
OMV AG
1.88%, 12/04/28(a)	EUR	200	229,588
2.00%, 04/09/28(a)	EUR	100	115,221
2.88%, (Call 03/19/24)(a)(b)(d)	EUR	100	105,696
4.25%, 10/12/21(a)	EUR	270	311,585
5.25%, (Call 12/09/21)(a)(b)(d)	EUR	220	246,448
Raiffeisen Bank International AG, 1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	200	201,235
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	300	336,877
0.63%, 08/28/26	EUR	100	114,722
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR	100	114,914

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	$127,515
Raiffeisenlandesbank Vorarlberg Waren-Und Revisionsverband registrierte GenmbH, 0.38%, 11/13/34	EUR	200	225,730
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	100	116,047
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	111,920
0.63%, 03/20/29(a)	EUR	200	231,494
4.13%, 02/24/21(a)	EUR	100	113,359
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26)(a)(b)	EUR	100	124,815
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	230,293
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	221,224

			8,152,415

Belgium — 0.4%
Anheuser-Busch InBev Finance Inc.
Series MPLE, 2.60%, 05/15/24 (Call 03/15/24)	CAD	150	109,494
Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	68,876
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23 (a)	EUR	390	432,554
0.88%, 03/17/22(a)	EUR	330	364,669
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	300	336,210
1.50%, 03/17/25(a)	EUR	170	195,299
1.50%, 04/18/30(a)	EUR	300	337,426
2.25%, 05/24/29(a)	GBP	100	127,506
2.75%, 03/17/36(a)	EUR	370	439,988
2.85%, 05/25/37(a)	GBP	110	143,900
2.88%, 04/02/32	EUR	150	182,548
3.70%, 04/02/40 (Call 10/02/39)(a)	EUR	150	193,068
4.00%, 06/02/21(a)	EUR	200	227,003
Anheuser-Busch InBev Worldwide Inc., 3.75%, 09/06/24(a)	AUD	100	69,585
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	100	106,358
Belfius Bank SA
0.00%, 08/28/26(a)(c)	EUR	200	208,696
0.13%, 09/14/26(a)	EUR	200	221,724
0.38%, 02/13/26(a)	EUR	200	207,991
1.38%, 06/05/20(a)	EUR	100	109,681
BNP Paribas Fortis SA, 0.63%, 10/04/25	EUR	100	113,696
Dexia Credit Local SA, 0.63%, 01/21/22(a)	EUR	600	666,578
Elia System Operator SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	233,389
Euroclear Bank SA, 0.50%, 07/10/23(a)	EUR	185	202,106
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	200	224,499
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	112,313
FLUVIUS System Operator CVBA, 1.75%, 12/04/26(a)	EUR	300	351,440
ING Belgium SA
0.00%, 02/20/30(a)(c)	EUR	200	217,877
0.75%, 09/28/26(a)	EUR	200	230,977
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	110,786
2.00%, 01/31/23(a)	EUR	500	581,155
KBC Group NV
0.75%, 03/01/22(a)	EUR	300	328,879
0.75%, 10/18/23(a)	EUR	300	329,175
0.75%, 01/24/30(a)	EUR	100	106,093

Security		Par (000)	Value

Belgium (continued)
MMS USA Financing Inc., 0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	$418,536

			8,310,075

Bermuda — 0.0%
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	100	109,727

Canada — 1.6%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	149,821
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	220,317
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	166,589
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	166,976
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	21,694
Aeroports de Montreal, Series I, 5.47%, 04/16/40	CAD	150	149,171
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	150,901
Alectra Inc., Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	112,891
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	78,628
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	111,710
AltaGas Ltd., 3.98%, 10/04/27 (Call 07/04/27)	CAD	150	110,940
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	42,004
3.99%, 06/30/42	CAD	200	171,665
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	88,252
Bank of Montreal
0.20%, 01/26/23(a)	EUR	150	165,274
0.25%, 01/10/24(a)	EUR	100	110,341
0.75%, 09/21/22(a)	EUR	150	167,389
2.27%, 07/11/22	CAD	350	257,334
2.28%, 07/29/24	CAD	200	146,398
2.57%, 06/01/27 (Call 06/01/22)(a)(b)	CAD	200	145,373
2.70%, 09/11/24	CAD	200	151,592
2.70%, 12/09/26	CAD	50	38,645
2.84%, 06/04/20	CAD	100	72,129
2.85%, 03/06/24	CAD	500	373,476
2.89%, 06/20/23	CAD	400	301,920
3.19%, 03/01/28	CAD	200	160,359
3.40%, 04/23/21	CAD	200	147,131
Bank of Nova Scotia (The)
0.25%, 09/28/22(a)	EUR	300	330,861
0.25%, 01/11/24(a)	EUR	150	165,606
0.38%, 04/06/22(a)	EUR	300	327,680
0.38%, 03/10/23(a)	EUR	150	165,829
0.38%, 10/23/23(a)	EUR	300	332,444
0.50%, 04/30/24(a)	EUR	106	114,646
1.25%, 06/08/22(a)	GBP	400	501,195
1.83%, 04/27/22	CAD	300	218,420
1.90%, 12/02/21	CAD	100	72,754
2.09%, 09/09/20	CAD	200	144,637
2.29%, 06/28/24	CAD	350	260,675
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	600	437,104
2.98%, 04/17/23	CAD	300	226,326
3.10%, 02/02/28	CAD	400	318,891
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	77,269

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	$74,245
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	223,915
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	37,221
3.50%, 09/30/50 (Call 03/30/50)	CAD	100	71,293
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	77,819
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	157,329
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	79,988
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	163,284
Series M-26, 3.35%, 03/22/23 (Call 12/22/22)	CAD	100	75,242
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD	100	71,054
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	114,512
4.82%, 01/28/26 (Call 10/28/25)	CAD	200	159,333
Brookfield Infrastructure Finance ULC, 4.19%, 09/11/28 (Call 06/11/28)	CAD	100	75,628
Brookfield Renewable Partners ULC
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	152,263
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	159,250
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	154,282
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	77,320
Canadian Imperial Bank of Commerce
0.04%, 07/09/27(a)	EUR	200	217,264
0.38%, 05/03/24(a)	EUR	300	320,595
0.75%, 03/22/23(a)	EUR	340	374,752
2.04%, 03/21/22	CAD	100	73,018
2.35%, 08/28/24	CAD	500	366,424
2.47%, 12/05/22	CAD	200	148,165
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	146,159
2.97%, 07/11/23	CAD	200	151,294
3.45%, 04/04/28 (Call 04/04/23)(b)	CAD	500	370,452
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	146,071
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	391,274
Canadian Natural Resources Ltd., 3.42%, 12/01/26 (Call 09/01/26)	CAD	100	65,935
Canadian Pacific Railway Co., 3.15%, 03/13/29 (Call 12/13/28)	CAD	100	77,166
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	147,258
Canadian Western Bank, 2.60%, 09/06/24 (Call 08/06/24)	CAD	400	284,883
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	72,458
Choice Properties Real Estate Investment Trust, Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	600	451,934
CI Financial Corp.
3.22%, 07/22/24 (Call 06/22/24)	CAD	100	71,306
3.52%, 07/20/23 (Call 06/20/23)	CAD	200	146,145
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	836,072
1.50%, 03/04/33(a)	EUR	250	314,211
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	146,635
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	161,531
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	21,370
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	93,859
5.18%, 11/21/35	CAD	100	93,458

Security		Par (000)	Value

Canada (continued)
Enbridge Gas Inc.
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	$160,501
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	42,871
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	140,979
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	283,054
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	301,563
4.24%, 08/27/42	CAD	100	71,988
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	113,632
3.52%, 02/22/29 (Call 11/22/28)	CAD	400	303,202
4.33%, 02/22/49 (Call 08/22/48)	CAD	100	77,051
5.33%, 04/06/40	CAD	50	42,868
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	74,349
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	80,842
Fairfax Financial Holdings Ltd.
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	70,781
4.50%, 03/22/23	CAD	100	73,958
Federation des Caisses Desjardins du Quebec
0.05%, 11/26/27(a)	EUR	200	216,979
0.38%, 05/30/23(a)	EUR	100	110,883
2.09%, 01/17/22	CAD	200	146,002
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	140,686
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	150,638
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	69,979
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23)	CAD	50	37,220
FortisAlberta Inc., 3.73%, 09/18/48 (Call 03/18/48)	CAD	100	83,465
FortisBC Energy Inc., 3.67%, 04/09/46 (Call 10/08/45)	CAD	200	165,766
General Motors Financial Co. Inc., 2.35%, 09/03/25 (Call 07/07/25)(a)	GBP	100	112,834
General Motors Financial of Canada Ltd., Series 5, 3.25%, 11/07/23	CAD	200	134,395
Granite REIT Holdings LP, Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	37,330
Greater Toronto Airports Authority, 3.26%, 06/01/37 (Call 12/01/36)	CAD	350	264,803
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	114,475
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	157,212
Honda Canada Finance Inc., 3.18%, 08/28/23	CAD	200	148,335
HSBC Bank Canada
2.17%, 06/29/22	CAD	150	109,122
2.54%, 01/31/23	CAD	200	146,810
2.91%, 09/29/21	CAD	100	73,317
3.25%, 09/15/23	CAD	300	225,516
Husky Energy Inc., 3.60%, 03/10/27 (Call 12/10/26).	CAD	200	126,717
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	114,136
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	114,884
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	249,728
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	41,679
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	185,150
6.93%, 06/01/32	CAD	130	137,442
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	142,200
Intact Financial Corp., 2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	149,635

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	$135,471
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	67,465
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	147,857
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	71,153
Loblaw Companies Ltd., 4.49%, 12/11/28 (Call 09/11/28)	CAD	150	125,752
Lower Mattagami Energy LP, 3.42%, 06/20/24	CAD	300	232,343
Manufacturers life Insurance Co. (The), 3.18%, 11/22/27 (Call 11/22/22)(a)(b)	CAD	50	37,173
Manulife Financial Corp.
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	50	37,109
3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	500	372,418
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	117,380
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	82,421
National Bank of Canada
0.00%, 09/29/23(a)(c)	EUR	100	109,526
0.38%, 01/15/24(a)	EUR	300	333,049
2.11%, 03/18/22	CAD	100	73,114
2.55%, 07/12/24	CAD	300	221,576
NAV Canada, 3.21%, 09/29/50 (Call 03/29/50)	CAD	100	77,896
North West Redwater Partnership/NWR Financing Co. Ltd.
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	109,751
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	40,131
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	145,678
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	145,853
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	148	116,743
Nova Scotia Power Inc., 4.50%, 07/20/43 (Call 01/20/43)	CAD	100	88,134
OMERS Realty Corp., 3.63%, 06/05/30 (Call 03/05/30)	CAD	200	164,377
Ontario Power Generation Inc.
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	77,413
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	84,753
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	145,123
3.31%, 02/01/30 (Call 11/01/29)	CAD	400	283,339
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	18,135
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	107,905
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	75,933
Reliance LP, 3.75%, 03/15/26 (Call 01/15/26)	CAD	200	145,357
RioCan Real Estate Investment Trust, 2.58%, 02/12/25 (Call 01/12/25)	CAD	400	284,871
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	24,841
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	209,309
Royal Bank of Canada
0.25%, 01/29/24(a)	EUR	500	552,469
0.25%, 05/02/24(a)	EUR	200	214,164
0.63%, 09/10/25(a)	EUR	200	225,645
1.13%, 12/15/25(a)	GBP	200	243,650
1.58%, 09/13/21	CAD	150	108,560
1.92%, 07/17/20	CAD	200	144,355
1.97%, 03/02/22(a)	CAD	500	364,682
2.33%, 12/05/23	CAD	150	111,552
2.33%, 01/28/27	CAD	200	146,323

Security		Par (000)	Value

Canada (continued)
2.61%, 11/01/24	CAD	500	$371,093
2.95%, 05/01/23	CAD	400	301,609
3.30%, 09/26/23	CAD	200	151,241
3.45%, 09/29/26 (Call 09/29/21)(b)	CAD	400	293,560
Saputo Inc., 2.83%, 11/21/23 (Call 09/21/23)	CAD	100	73,445
Shaw Communications Inc.
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	287,136
6.75%, 11/09/39	CAD	50	48,639
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	140,377
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(b)	CAD	200	144,247
3.05%, 09/19/28 (Call 09/19/23)(b)	CAD	50	37,071
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	87,506
Suncor Energy Inc., 3.00%, 09/14/26 (Call 06/14/26)	CAD	150	103,094
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	300	219,185
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	76,635
3.30%, 05/02/29 (Call 02/02/29)	CAD	200	155,330
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	75,912
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	155,283
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	117,945
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	84,483
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	85,320
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	88,604
Teranet Holdings LP, 6.10%, 06/17/41	CAD	100	79,749
Toronto Hydro Corp.
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	151,545
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	163,666
Toronto-Dominion Bank (The)
0.00%, 02/09/24(a)(c)	EUR	200	219,395
0.10%, 07/19/27(a)	EUR	300	328,209
0.25%, 04/27/22(a)	EUR	100	110,178
0.63%, 07/20/23(a)	EUR	503	551,426
0.63%, 06/06/25(a)	EUR	200	225,463
1.91%, 07/18/23	CAD	250	183,459
1.99%, 03/23/22	CAD	440	321,212
2.05%, 03/08/21	CAD	300	217,749
2.50%, 12/02/24	CAD	200	147,871
3.01%, 05/30/23	CAD	200	151,342
3.06%, 01/26/32 (Call 01/26/27)(b)	CAD	200	147,026
3.23%, 07/24/24	CAD	350	271,017
3.59%, 09/14/28 (Call 09/14/23)(b)	CAD	200	149,702
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	161,427
Toyota Credit Canada Inc., 3.04%, 07/12/23	CAD	200	149,005
TransCanada PipeLines Ltd.
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	288,716
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	223,989
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	111,546
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	100	73,197
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	187,780
Wells Fargo Canada Corp., 3.04%, 01/29/21	CAD	50	36,442

			35,401,476

China — 0.1%
Bank of China Ltd./Frankfurt, 0.25%, 04/17/22(a)	EUR	200	216,747
Bank of China Ltd./Paris, 0.50%, 03/13/22(a)	EUR	200	217,892
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	232,944
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	650	705,687

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	200	$222,565
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	155	170,282

			1,766,117

Czech Republic — 0.1%
CEZ AS
0.88%, 11/21/22 (Call 08/21/22)(a)	EUR	300	326,635
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	200	209,601
4.50%, 06/29/20(a)	EUR	200	220,363
4.88%, 04/16/25(a)	EUR	51	65,493
CPI Property Group SA
1.45%, 04/14/22 (Call 03/14/22)(a)	EUR	310	333,981
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	200	199,051
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	114,956
EP Infrastructure AS, 1.66%, 04/26/24 (Call 01/26/24)(a)	EUR	430	464,847

			1,934,927

Denmark — 0.2%
AP Moller — Maersk A/S
1.50%, 11/24/22(a)	EUR	250	274,299
1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	200	212,716
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	280	305,353
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	327,726
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	110,187
0.38%, 09/08/20(a)	EUR	150	164,605
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	200	210,576
0.75%, 05/04/20(a)	EUR	100	109,530
0.75%, 11/22/27(a)	EUR	300	348,723
0.88%, 05/22/23(a)	EUR	400	431,899
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	200	210,067
3.75%, 06/23/22(a)	EUR	200	237,744
DLR Kredit A/S, Series B, 1.00%, 10/01/22(a)	DKK	1,500	226,738
ISS Global AS, 2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	200	220,471
Jyske Realkredit A/S
0.25%, 07/01/23(a)	EUR	300	333,157
0.50%, 10/01/26(a)	EUR	100	113,623
Nordea Kredit Realkreditaktieselskab
Series C2, 3.00%, 10/01/44	DKK	102	15,982
Series CT2, 1.00%, 10/01/22(a)	DKK	1,500	226,983
Nykredit Realkredit A/S
0.38%, 06/16/20(a)	EUR	200	219,073
0.75%, 01/20/27	EUR	400	416,494
Series 13H, 1.00%, 07/01/21(a)	DKK	1,000	148,971
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	280	333,206
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	131,545
5.75%, 04/09/40(a)	GBP	50	103,113

			5,432,781

Finland — 0.2%
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)(a)	EUR	100	108,034
2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	100	93,837
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	300	337,133
Nordea Bank AB, 4.00%, 03/29/21(a)	EUR	150	168,149
Nordea Bank Abp 0.38%, 05/28/26(a)	EUR	340	372,182

Security		Par (000)	Value

Finland (continued)
0.88%, 06/26/23(a)	EUR	250	$274,748
1.00%, 02/22/23(a)	EUR	221	246,907
Nordea Mortgage Bank PLC
0.13%, 06/18/27(a)	EUR	400	444,885
0.25%, 02/28/23(a)	EUR	200	222,280
0.25%, 11/21/23(a)	EUR	200	223,051
1.38%, 02/28/33(a)	EUR	100	126,802
Series FI43, 1.00%, 11/05/24(a)	EUR	150	173,476
OP Corporate Bank PLC
0.38%, 10/11/22(a)	EUR	100	109,749
0.38%, 08/29/23(a)	EUR	250	275,002
0.88%, 06/21/21(a)	EUR	200	220,745
OP Mortgage Bank
0.25%, 11/23/20(a)	EUR	100	109,834
0.25%, 03/13/24(a)	EUR	100	111,586
0.63%, 09/01/25(a)	EUR	490	560,494
0.63%, 02/15/29(a)	EUR	200	231,971
Sampo OYJ
1.00%, 09/18/23(a)	EUR	300	332,622
3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	127,548

			4,871,035

France — 3.5%
Accor SA, 1.25%, 01/25/24(a)	EUR	300	310,288
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	118,112
3.13%, 06/11/24(a)	EUR	200	238,026
3.88%, 02/15/22	EUR	400	464,206
4.00%, 07/08/21	EUR	200	228,168
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	200	226,980
1.88%, 06/05/24(a)	EUR	200	235,189
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	216,918
ALD SA, 1.25%, 10/11/22(a)	EUR	100	104,269
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	226,239
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	400	462,839
Arkea Home Loans SFH SA
0.75%, 10/05/27(a)	EUR	200	231,189
2.38%, 07/11/23(a)	EUR	100	118,482
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	200	219,185
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	104,921
1.50%, (Call 10/21/25)(a)(b)(d)	EUR	100	99,733
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	227,334
Atos SE, 1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	300	344,425
Auchan Holding SA
1.75%, 04/23/21(a)	EUR	200	219,472
2.25%, 04/06/23(a)	EUR	100	111,044
2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	200	220,872
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	200	225,711
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	229,735
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	200	228,179
5.63%, 07/04/22	EUR	300	364,465
AXA Bank Europe SCF
0.13%, 03/14/22(a)	EUR	100	110,172
0.50%, 04/18/25(a)	EUR	200	225,684
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)(c)	EUR	300	327,226

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
AXA SA
3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	350	$423,393
3.94%, (Call 11/07/24)(a)(b)(d)	EUR	218	257,901
5.45%, (Call 03/04/26)(a)(b)(d)	GBP	200	275,131
6.69%, (Call 07/06/26)(b)(d)	GBP	50	73,130
Banque Federative du Credit Mutuel SA
0.50%, 11/16/22(a)	EUR	400	440,091
0.75%, 06/08/26(a)	EUR	500	556,653
0.75%, 01/17/30(a)	EUR	200	211,117
1.25%, 01/14/25(a)	EUR	300	341,076
1.25%, 12/05/25(a)	GBP	200	245,411
1.63%, 01/19/26(a)	EUR	100	116,672
1.63%, 11/15/27(a)	EUR	200	219,686
1.75%, 03/15/29(a)	EUR	200	231,934
1.88%, 11/04/26(a)	EUR	100	110,578
2.25%, 12/18/23(a)	GBP	300	385,383
2.38%, 03/24/26(a)	EUR	200	227,321
4.00%, 10/22/20(a)	EUR	100	111,140
4.13%, 07/20/20(a)	EUR	200	220,891
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25)(a)(b)(d)	EUR	200	230,024
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR	200	223,798
1.38%, 06/17/20(a)	EUR	200	219,478
3.75%, 01/11/21(a)	EUR	100	112,452
BNP Paribas SA
0.75%, 11/11/22(a)	EUR	350	387,445
1.00%, 04/17/29 (Call 04/17/28)(a)(b)	EUR	100	109,440
1.13%, 10/10/23(a)	EUR	350	388,112
1.13%, 11/22/23(a)	EUR	200	221,842
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	312,860
1.38%, 05/28/29(a)	EUR	200	226,160
1.50%, 11/17/25(a)	EUR	200	226,138
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	400	465,253
2.38%, 05/20/24(a)	EUR	150	177,844
2.63%, 10/14/27 (Call 10/14/22)(a)(b)	EUR	250	277,993
2.75%, 01/27/26(a)	EUR	200	235,643
2.88%, 10/01/26(a)	EUR	180	214,809
3.38%, 01/23/26(a)	GBP	200	268,690
Bouygues SA, 4.50%, 02/09/22(a)	EUR	300	352,896
BPCE SA
0.25%, 01/15/26(a)	EUR	200	215,380
0.38%, 10/05/23(a)	EUR	100	109,589
0.50%, 02/24/27(a)	EUR	300	315,016
0.63%, 09/26/23(a)	EUR	300	331,554
0.63%, 09/26/24(a)	EUR	200	216,105
1.00%, 07/15/24(a)	EUR	200	224,523
1.13%, 12/14/22(a)	EUR	200	222,983
1.13%, 01/18/23(a)	EUR	200	220,865
2.75%, 11/30/27 (Call 11/30/22)(a)(b)	EUR	300	336,085
3.00%, 07/19/24(a)	EUR	100	121,298
5.25%, 04/16/29(a)	GBP	200	300,878
BPCE SFH SA
0.38%, 02/10/23(a)	EUR	200	222,317
0.38%, 02/21/24(a)	EUR	400	446,457
0.50%, 01/23/35(a)	EUR	200	226,293
0.63%, 09/22/27(a)	EUR	200	229,470
0.75%, 09/02/25(a)	EUR	400	457,314
1.00%, 06/08/29(a)	EUR	200	237,599
1.75%, 06/27/24(a)	EUR	200	236,361

Security		Par (000)	Value

France (continued)
Caisse Centrale du Credit Immobilier de France SA, 0.13%, 03/01/21(a)	EUR	100	$109,802
Caisse de Refinancement de l’Habitat SA
0.00%, 10/08/29(a)(c)	EUR	300	326,911
3.60%, 03/08/24	EUR	300	376,071
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	221,708
6.00%, 01/23/27	EUR	200	262,178
Capgemini SE
0.50%, 11/09/21 (Call 08/09/21)(a)	EUR	200	218,471
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	118,279
Carmila SA, 2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	200	223,687
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	110,839
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	200	225,086
1.75%, 07/15/22 (Call 04/15/22)(a)	EUR	400	447,154
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	115,177
Cie. de Financement Foncier SA
0.23%, 09/14/26(a)	EUR	400	444,928
0.38%, 12/11/24(a)	EUR	200	223,908
0.63%, 02/10/23(a)	EUR	300	335,622
0.75%, 05/29/26(a)	EUR	300	344,326
0.88%, 09/11/28(a)	EUR	400	469,034
1.25%, 11/15/32(a)	EUR	200	246,857
2.00%, 05/07/24(a)	EUR	500	594,375
2.25%, 10/13/21(a)	CHF	400	429,401
4.00%, 10/24/25(a)	EUR	100	133,971
4.25%, 01/19/22(a)	EUR	300	353,441
4.38%, 04/15/21(a)	EUR	100	114,231
Cie. de Saint-Gobain
0.63%, 03/15/24 (a)	EUR	300	324,183
1.88%, 03/15/31(a)	EUR	200	219,603
4.63%, 10/09/29(a)	GBP	100	149,224
Cie. Generale des Etablissements Michelin SCA, 2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	100	130,113
CIF Euromortgage SA, 4.13%, 01/19/22(a)	EUR	200	235,178
CNP Assurances
2.75%, 02/05/29	EUR	300	365,221
4.00%, (Call 11/18/24)(a)(b)(d)	EUR	100	117,773
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	200	224,079
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	200	233,253
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	324,013
Credit Agricole Assurances SA
4.25%, (Call 01/13/25)(a)(b)(d)	EUR	100	117,795
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	254,443
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20(a)	EUR	200	219,283
0.38%, 10/21/21(a)	EUR	150	165,715
0.38%, 09/30/24(a)	EUR	300	335,513
0.50%, 04/03/25(a)	EUR	100	112,671
0.63%, 11/28/22(a)	EUR	400	447,150
0.75%, 05/05/27(a)	EUR	100	115,553
1.00%, 01/16/29	EUR	400	474,396
1.38%, 02/03/32(a)	EUR	200	249,476
1.50%, 02/03/37(a)	EUR	200	261,360
1.50%, 09/28/38(a)	EUR	100	132,260

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Credit Agricole Public Sector SCF SA
0.63%, 03/29/29	EUR	200	$229,478
1.88%, 06/07/23(a)	EUR	200	232,933
Credit Agricole SA
0.88%, 01/14/32(a)	EUR	100	105,210
2.00%, 03/25/29(a)	EUR	200	229,273
2.63%, 03/17/27(a)	EUR	200	238,320
3.90%, 04/19/21(a)	EUR	50	56,460
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	943,732
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR	300	332,467
0.88%, 01/19/22(a)	EUR	200	221,198
1.38%, 05/03/27(a)	EUR	600	699,469
2.38%, 11/27/20(a)	EUR	100	110,854
2.38%, 05/20/24(a)	EUR	100	118,599
Credit Mutuel — CIC Home Loan SFH SA
1.00%, 04/30/28(a)	EUR	200	235,814
1.00%, 01/30/29(a)	EUR	200	236,480
Credit Mutuel Arkea SA
1.13%, 05/23/29(a)	EUR	200	222,534
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	214,506
3.38%, 03/11/31(a)	EUR	100	121,202
Credit Mutuel Home Loan SFH SA, 0.13%, 01/28/30(a)	EUR	100	109,281
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22(a)	EUR	400	443,881
1.75%, 06/19/24(a)	EUR	600	708,663
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	500	564,989
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	200	229,257
Dassault Systemes SE, 0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	200	214,276
Dexia Credit Local SA
0.25%, 06/02/22(a)	EUR	150	165,879
0.63%, 02/03/24(a)	EUR	500	564,019
1.25%, 11/26/24(a)	EUR	700	815,089
1.63%, 12/08/23(a)	GBP	100	130,557
2.00%, 01/22/21(a)	EUR	300	333,795
2.13%, 02/12/25(a)	GBP	100	133,471
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	100	111,407
Electricite de France SA
2.75%, 03/10/23(a)	EUR	400	468,447
4.00%, (Call 07/04/24)(a)(b)(d)	EUR	400	438,032
4.50%, 11/12/40(a)	EUR	350	552,204
5.13%, 09/22/50(a)	GBP	200	387,782
5.38%, (Call 01/29/25)(a)(b)(d)	EUR	100	113,957
5.50%, 03/27/37(a)	GBP	200	360,370
5.50%, 10/17/41(a)	GBP	100	188,312
5.88%, 07/18/31	GBP	74	129,568
6.00%, (Call 01/29/26)(a)(b)(d)	GBP	100	130,332
6.13%, 06/02/34(a)	GBP	400	739,570
Engie SA
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	400	447,675
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	200	224,994
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	300	334,587
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	200	231,864
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	700	814,836
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	100	116,234
7.00%, 10/30/28	GBP	50	91,309

Security		Par (000)	Value

France (continued)
EssilorLuxottica SA
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	300	$327,075
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	118,011
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	100	104,169
Gecina SA
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	200	221,082
1.63%, 05/29/34 (Call 02/28/34)(a)	EUR	100	106,510
Holding d’Infrastructures de Transport SASU, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	317,250
HSBC France SA
0.20%, 09/04/21(a)	EUR	400	437,104
0.25%, 05/17/24(a)	EUR	200	217,947
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR	200	226,138
ICADE, 1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	100	106,395
Icade Sante SAS, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR	200	197,257
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	190,937
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	216,565
Kering SA, 2.50%, 07/15/20(a)	EUR	100	110,017
Klepierre SA
0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	300	284,582
1.00%, 04/17/23 (Call 01/17/23)(a)	EUR	100	107,992
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)(c)	EUR	200	216,493
0.50%, 01/18/23(a)	EUR	50	55,790
1.00%, 10/04/28(a)	EUR	200	236,843
La Banque Postale SA
2.00%, 07/13/28(a)	EUR	200	234,293
3.00%, 06/09/28(a)	EUR	100	118,138
4.38%, 11/30/20(a)	EUR	100	111,632
La Poste SA
0.38%, 09/17/27(a)	EUR	300	324,998
1.00%, 09/17/34(a)	EUR	100	108,339
1.13%, 06/04/25(a)	EUR	100	114,026
Legrand SA, 1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	226,015
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	539,008
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	340	379,831
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	100	123,291
MMS USA Investments Inc., 1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	100	103,885
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	300	339,953
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	400	470,011
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	236,657
2.38%, (Call 01/15/25)(a)(b)(d)	EUR	300	331,800
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	200	287,593
3.88%, 01/14/21(a)	EUR	100	112,159
5.00%, (Call 10/01/26)(a)(b)(d)	EUR	100	125,358
5.38%, 11/22/50(a)	GBP	50	109,688
8.13%, 11/20/28(a)	GBP	50	95,312
8.13%, 01/28/33	EUR	300	598,346
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	107,485
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	100	117,899
1.88%, 09/28/23 (Call 06/28/23)(a)	EUR	300	344,300
Peugeot SA, 2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	400	433,826

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
PSA Banque France SA
0.63%, 10/10/22(a)	EUR	260	$275,417
0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	200	206,503
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	222,131
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR	299	315,731
0.75%, 04/10/23 (Call 01/10/23)(a)	EUR	30	31,615
1.00%, 05/17/23 (Call 02/17/23)(a)	EUR	20	21,198
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	100	100,375
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	106,658
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	200	213,253
RTE Reseau de Transport d’Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)(c)	EUR	200	212,258
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	100	107,963
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	351,657
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	100	132,360
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	100	120,544
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	100	121,309
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	300	366,378
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	400	444,963
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	696,164
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	436,332
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	224,639
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	340,653
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	235,253
SNCF Reseau
1.00%, 11/09/31(a)	EUR	700	828,231
1.13%, 05/19/27(a)	EUR	200	236,322
1.13%, 05/25/30(a)	EUR	600	714,887
1.88%, 03/30/34(a)	EUR	200	260,559
2.25%, 12/20/47(a)	EUR	100	144,824
4.25%, 10/07/26(a)	EUR	100	139,967
4.50%, 01/30/24(a)	EUR	450	581,831
4.83%, 03/25/60	GBP	50	128,822
5.25%, 12/07/28(a)	GBP	150	255,461
Societe Generale SA
0.25%, 01/18/22(a)	EUR	500	546,796
0.75%, 02/19/21(a)	EUR	200	220,030
0.75%, 05/26/23(a)	EUR	100	110,843
0.75%, 01/25/27(a)	EUR	100	105,420
0.88%, 07/01/26(a)	EUR	100	107,222
1.00%, 04/01/22(a)	EUR	200	219,483
1.38%, 02/23/28 (Call 02/23/23)(a)(b)	EUR	200	212,885
1.88%, 10/03/24(a)	GBP	100	125,145
2.13%, 09/27/28(a)	EUR	300	347,533
2.50%, 09/16/26 (Call 09/16/21)(a)(b)	EUR	300	326,448
2.63%, 02/27/25(a)	EUR	200	231,172
Societe Generale SCF SA, 4.13%, 02/15/22(a)	EUR	100	117,986
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	200	216,935
0.25%, 01/23/24(a)	EUR	100	111,262
0.50%, 01/28/26(a)	EUR	300	339,916
0.75%, 10/18/27(a)	EUR	200	232,125
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	363,499
4.63%, 02/02/24(a)	EUR	50	64,660
Sodexo SA, 2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	181,807

Security		Par (000)	Value

France (continued)
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	$345,223
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	200	234,182
2.88%, (Call 01/19/24)(a)(b)(d)	EUR	100	109,325
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	331,140
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	110,647
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	228,867
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	101,970
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	104,388
0.75%, 06/07/23 (Call 03/07/23)(a)	EUR	200	218,696
Total Capital Canada Ltd., 1.13%, 03/18/22(a)	EUR	300	333,424
Total Capital International SA
0.25%, 07/12/23(a)	EUR	300	327,134
0.75%, 07/12/28(a)	EUR	600	661,675
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	118,104
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	100	124,671
2.50%, 03/25/26(a)	EUR	400	489,117
TOTAL SA
2.71%, (Call 05/05/23)(a)(b)(d)	EUR	100	109,554
3.37%, (Call 10/06/26)(a)(b)(d)	EUR	100	113,944
3.88%, (Call 05/18/22)(a)(b)(d)	EUR	400	447,978
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	185,684
1.50%, 02/22/28(a)	EUR	100	105,311
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	301,232
2.13%, (Call 07/25/23)(a)(b)(d)	EUR	300	275,661
2.50%, 06/04/26(a)	EUR	200	226,136
3.88%, 11/05/20(a)	EUR	100	111,295
Valeo SA, 0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	200	203,380
Veolia Environnement SA
0.31%, 10/04/23 (Call 07/04/23)(a)	EUR	200	218,598
0.89%, 01/14/24 (Call 10/14/23)(a)	EUR	400	446,392
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	116,337
4.38%, 12/11/20(a)	EUR	100	112,261
6.13%, 11/25/33	EUR	135	239,220
6.13%, 10/29/37	GBP	50	102,314
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	200	232,878
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	140,682
Vivendi SA
0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	432,446
1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	100	111,242
Wendel SA
1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	220,269
1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	100	107,640

			77,750,855

Germany — 3.8%
Aareal Bank AG
0.00%, 07/04/22(a)(c)	EUR	200	220,534
0.13%, 02/01/23(a)	EUR	400	442,957
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	200	220,466
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	300	343,534
5.75%, 07/08/41 (Call 07/08/21)(b)	EUR	100	115,212
Allianz Finance II BV Co., 1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	119,356

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	100	$108,280
2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	300	347,165
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	100	123,229
3.38%, (Call 09/18/24)(a)(b)(d)	EUR	100	116,316
alstria office REIT-AG, 2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	223,553
Aroundtown SA
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	300	314,056
2.00%, 11/02/26 (Call 08/02/26)(a)	EUR	300	327,233
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	311,708
BASF SE
0.88%, 10/06/23(a)	GBP	300	372,983
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	100	112,678
Series 10Y, 2.00%, 12/05/22(a)	EUR	380	435,227
Series 7Y, 0.88%, 05/22/25(a)	EUR	300	342,502
Bayer AG, 2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	200	208,289
Bayer Capital Corp. BV, 1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	400	449,003
Bayerische Landesbank
0.35%, 12/01/22(a)	EUR	360	400,676
0.75%, 01/20/26(a)	EUR	180	207,824
1.75%, 04/08/24(a)	EUR	300	354,581
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	115,982
Berlin Hyp AG
0.00%, 08/29/22(a)(c)	EUR	115	126,742
0.00%, 10/10/22(a)(c)	EUR	431	475,034
0.25%, 05/30/23(a)	EUR	100	111,234
0.50%, 11/05/29(a)	EUR	200	213,018
1.25%, 04/23/21	EUR	340	377,720
Bertelsmann SE &Co. KGaA
1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	500	563,521
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	115,148
3.00%, 04/23/75 (Call 04/23/23)(a)(b)	EUR	100	109,008
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	141,331
BMW Finance NV
0.13%, 07/13/22(a)	EUR	190	205,225
0.38%, 07/10/23(a)	EUR	588	637,441
0.38%, 01/14/27(a)	EUR	100	106,139
0.75%, 07/13/26 (a)	EUR	355	387,128
0.88%, 11/17/20(a)	EUR	150	164,238
0.88%, 04/03/25(a)	EUR	200	219,704
0.88%, 01/14/32(a)	EUR	100	107,057
1.00%, 01/21/25(a)	EUR	50	55,415
1.50%, 02/06/29(a)	EUR	200	228,607
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	211	263,534
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	110,921
0.13%, 02/23/23(a)	EUR	300	332,257
0.50%, 08/28/23(a)	EUR	150	163,061
0.50%, 06/09/26	EUR	470	536,047
0.63%, 08/28/24(a)	EUR	300	326,139
0.88%, 01/22/27(a)	EUR	200	201,721
0.88%, 04/18/28(a)	EUR	450	531,862
1.13%, 09/19/25(a)	EUR	200	211,016
Daimler AG
0.38%, 11/08/26(a)	EUR	150	156,164
0.75%, 02/08/30(a)	EUR	125	128,291

Security		Par (000)	Value

Germany (continued)
0.85%, 02/28/25(a)	EUR	250	$268,915
1.00%, 11/15/27(a)	EUR	200	213,658
1.13%, 08/08/34(a)	EUR	150	151,925
1.50%, 07/03/29(a)	EUR	150	164,091
2.00%, 02/27/31(a)	EUR	510	579,785
Daimler Canada Finance Inc., 3.30%, 08/16/22	CAD	150	108,085
Daimler International Finance BV
0.25%, 05/11/22(a)	EUR	500	539,211
1.63%, 11/11/24(a)	GBP	200	240,212
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	215,454
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	453,375
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR	150	169,741
0.88%, 07/11/31(a)	EUR	20	22,754
0.95%, (Call 01/22/25)(a)(b)(d)	EUR	200	215,194
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	174,674
1.13%, 12/18/28(a)	EUR	62	73,003
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	126,946
1.38%, 04/16/40(a)	EUR	100	120,998
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	200	247,761
3.50%, 09/27/24(a)	AUD	100	71,859
4.38%, 09/23/21(a)	EUR	200	232,302
Series CB, 1.60%, (Call 07/18/29)(a)(b)(d)	EUR	100	107,821
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	111,269
0.25%, 05/15/23(a)	EUR	250	277,902
0.25%, 03/08/24(a)	EUR	122	136,178
0.25%, 08/31/28(a)	EUR	22	24,753
0.63%, 12/19/23(a)	CHF	100	96,385
0.75%, 03/21/22(a)	CHF	150	151,536
1.13%, 08/30/23(a)	EUR	150	164,987
1.13%, 03/17/25(a)	EUR	200	204,142
1.75%, 01/17/28(a)	EUR	100	100,747
2.63%, 02/12/26(a)	EUR	300	323,812
3.88%, 02/12/24(a)	GBP	300	381,705
Deutsche Boerse AG, 1.63%, 10/08/25(a)	EUR	120	142,749
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	500	554,758
0.25%, 02/22/23	EUR	300	333,144
0.25%, 05/17/24	EUR	100	111,669
Deutsche Kreditbank AG
0.00%, 11/07/29(a)(c)	EUR	270	297,029
0.75%, 09/26/24(a)	EUR	500	543,061
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	200	219,881
0.05%, 09/05/22(a)	EUR	200	220,688
0.25%, 03/15/23	EUR	100	111,094
0.50%, 01/19/23(a)	EUR	100	111,808
0.63%, 08/30/27	EUR	100	115,572
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)(a)	EUR	25	27,417
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	121,172
2.88%, 12/11/24(a)	EUR	154	188,320
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	100	118,748
1.75%, 12/09/49(a)	EUR	100	113,933
Deutsche Telekom International Finance BV
0.38%, 10/30/21(a)	EUR	300	329,579

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.63%, 04/03/23(a)	EUR	560	$620,305
0.63%, 12/13/24(a)	EUR	650	723,891
1.38%, 01/30/27(a)	EUR	200	232,024
1.50%, 04/03/28(a)	EUR	405	472,625
2.25%, 04/13/29(a)	GBP	100	130,981
2.50%, 10/10/25(a)	GBP	200	264,084
DVB Bank SE, 0.88%, 04/09/21(a)	EUR	100	109,008
DZ HYPAG
0.05%, 12/06/24	EUR	100	111,048
0.13%, 03/01/24(a)	EUR	200	222,379
0.38%, 11/10/34(a)	EUR	300	339,210
0.50%, 07/29/22(a)	EUR	200	223,016
0.50%, 11/13/25(a)	EUR	300	342,056
0.75%, 02/02/26(a)	EUR	200	231,159
0.75%, 06/30/27(a)	EUR	250	291,654
0.88%, 01/18/30(a)	EUR	200	238,561
E.ON International Finance BV
5.53%, 02/21/23	EUR	250	313,327
5.88%, 10/30/37(a)	GBP	150	290,937
6.38%, 06/07/32	GBP	90	166,740
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	400	435,373
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	150	178,702
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	100	103,415
EnBW International Finance BV, 6.13%, 07/07/39	EUR	30	58,471
Erste Abwicklungsanstalt, 0.00%, 02/25/21(a)(c)	EUR	100	109,798
Eurogrid GmbH, 3.88%, 10/22/20(a)	EUR	150	167,100
Evonik Finance BV
0.00%, 03/08/21 (Call 12/08/20)(a)(c)	EUR	350	381,626
0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	293,208
FMS Wertmanagement
0.00%, 10/20/20(a)(c)	EUR	200	219,332
1.00%, 09/07/22(a)	GBP	800	1,020,877
FMS Wertmanagement AoeR, 0.05%, 07/06/21(a)	EUR	300	330,108
Fresenius Finance Ireland PLC, 0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	109,704
Fresenius Medical Care AG & Co. KGaA, 1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	108,987
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	100	106,817
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	334,720
Grand City Properties SA, 1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	200	219,503
Hamburg Commercial Bank AG
0.38%, 07/12/23(a)	EUR	300	334,406
0.50%, 05/23/22(a)	EUR	100	108,817
0.75%, 06/22/22(a)	EUR	100	111,739
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	336,657
Hannover Finance Luxembourg SA, 5.00%, 06/30/43 (Call 06/30/23)(b)	EUR	100	123,053
Hannover Rueck SE, 1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	200	230,508
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	481	522,040
2.25%, 03/30/23 (Call 12/30/22)(a)	EUR	110	122,758
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	220	227,554
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	10	10,655

Security		Par (000)	Value

Germany (continued)
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	300	$337,896
1.25%, 10/09/33(a)	EUR	100	126,665
innogy Finance BV, 1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	158	184,550
Innogy Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	552,458
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	100	115,494
6.13%, 07/06/39(a)	GBP	50	101,387
6.25%, 06/03/30(a)	GBP	260	457,817
6.50%, 08/10/21(a)	EUR	100	118,131
KfW
0.00%, 05/25/21(a)(c)	EUR	760	835,916
0.00%, 04/28/22(c)	EUR	300	331,587
0.00%, 06/30/22(a)(c)	EUR	2,500	2,765,249
0.00%, 09/15/23(c)	EUR	200	222,208
0.00%, 07/04/24(a)(c)	EUR	500	557,234
0.00%, 05/05/27(a)(c)	EUR	950	1,062,324
0.05%, 05/30/24	EUR	50	55,824
0.13%, 02/24/23	EUR	1,000	1,112,890
0.13%, 11/07/23	EUR	1,100	1,227,830
0.13%, 01/15/24	EUR	400	446,865
0.13%, 10/04/24	EUR	500	560,602
0.25%, 06/30/25	EUR	1,000	1,131,532
0.38%, 03/15/23	EUR	300	336,220
0.38%, 04/23/25	EUR	600	682,225
0.38%, 03/09/26	EUR	1,370	1,564,365
0.63%, 07/04/22	EUR	200	224,383
0.63%, 01/15/25	EUR	500	574,348
0.63%, 01/07/28	EUR	351	410,781
0.75%, 06/28/28	EUR	840	996,103
0.88%, 03/15/22(a)	GBP	500	636,282
0.88%, 09/15/26(a)	GBP	970	1,244,285
0.88%, 07/04/39(a)	EUR	320	402,643
1.00%, 12/15/22(a)	GBP	300	384,043
1.13%, 12/07/21(a)	GBP	500	638,067
1.13%, 09/15/32(a)	EUR	120	150,490
1.13%, 05/09/33(a)	EUR	500	629,808
1.13%, 06/15/37(a)	EUR	100	129,030
1.25%, 07/04/36(a)	EUR	440	573,711
1.38%, 02/01/21(a)	GBP	120	152,532
1.38%, 12/15/25(a)	GBP	400	527,073
1.38%, 07/31/35(a)	EUR	170	223,890
2.13%, 08/15/23	EUR	550	653,741
2.90%, 06/06/22(a)	AUD	500	343,092
3.38%, 01/18/21	EUR	50	56,248
5.00%, 03/19/24	AUD	70	53,090
6.00%, 08/20/20	AUD	50	33,274
6.00%, 12/07/28	GBP	150	273,530
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21(a)	EUR	100	110,091
0.13%, 02/21/22(a)	EUR	480	529,692
0.20%, 12/13/21(a)	EUR	300	325,955
0.38%, 01/14/26(a)	EUR	86	97,317
2.20%, 05/09/29(a)	EUR	300	293,618
Series 812, 0.00%, 07/16/27(a)(c)	EUR	100	110,756
Landesbank Hessen-Thueringen Girozentrale
0.00%, 07/18/22(a)(c)	EUR	300	330,525
0.38%, 03/03/22	EUR	400	443,193
0.50%, 09/25/25(a)	EUR	300	341,326

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.88%, 03/20/28(a)	EUR	300	$354,664
Series H337, 0.00%, 09/26/29(c)	EUR	100	110,166
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	130	147,727
0.88%, 03/07/22(a)	GBP	100	126,974
Landwirtschaftliche Rentenbank
0.00%, 11/27/29(a)(c)	EUR	400	442,580
0.25%, 07/15/24(a)	EUR	700	784,643
0.25%, 08/29/25(a)	EUR	600	675,206
0.38%, 01/22/24(a)	EUR	100	112,368
0.50%, 02/28/29(a)	EUR	300	347,172
0.63%, 05/18/27(a)	EUR	200	231,971
1.25%, 05/20/22(a)	EUR	317	358,435
1.38%, 09/08/25(a)	GBP	200	262,757
2.60%, 03/23/27(a)	AUD	100	71,022
2.70%, 09/05/22(a)	AUD	70	48,039
4.75%, 05/06/26(a)	AUD	200	158,583
LANXESS AG, 1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	225	248,468
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	209,969
Linde Finance BV
0.25%, 01/18/22	EUR	194	213,253
Series 10, 2.00%, 04/18/23(a)	EUR	270	313,076
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	100	110,914
Merck KGaA
1.63%, 06/25/79 (Call 12/18/24)(a)(b)	EUR	100	106,520
2.63%, 12/12/74 (Call 06/12/21)(a)(b)	EUR	25	27,655
2.88%, 06/25/79 (Call 06/25/29)(a)(b)	EUR	100	112,245
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	200	233,825
Muenchener Hypothekenbank eG
0.63%, 05/07/27(a)	EUR	400	462,300
2.50%, 07/04/28(a)	EUR	190	253,066
Series 1546, 1.75%, 06/03/22(a)	EUR	250	285,386
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	129,682
6.63%, 05/26/42 (Call 05/26/22)(a)(b)	GBP	100	136,560
Norddeutsche Landesbank-Girozentrale, 0.75%, 01/18/28(a)	EUR	372	433,785
NRW Bank
0.13%, 07/07/23	EUR	300	332,822
0.25%, 05/16/24(a)	EUR	150	167,702
0.25%, 03/10/25(a)	EUR	300	336,384
0.38%, 01/25/23	EUR	500	557,749
0.38%, 11/17/26(a)	EUR	100	113,416
0.50%, 05/26/25(a)	EUR	300	340,935
0.50%, 05/11/26(a)	EUR	50	57,102
0.88%, 04/12/34	EUR	200	242,493
1.20%, 03/28/39	EUR	100	129,610
1.25%, 12/15/21(a)	GBP	300	382,776
Series 1, 0.00%, 02/01/22(c)	EUR	200	220,212
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	228,094
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	200	225,708
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	129	147,400
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	472,556
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	122,917

Security		Par (000)	Value

Germany (continued)
Schaeffler AG, 1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	200	$207,914
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)(c)	EUR	125	136,384
0.38%, 09/06/23(a)	EUR	110	121,811
0.50%, 09/05/34(a)	EUR	100	106,054
1.00%, 02/20/25(a)	GBP	200	251,276
1.25%, 02/28/31(a)	EUR	250	292,538
1.75%, 03/12/21(a)	EUR	150	166,515
1.75%, 02/28/39(a)	EUR	100	123,567
2.75%, 09/10/25(a)	GBP	200	274,470
2.88%, 03/10/28(a)	EUR	341	445,945
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27)(a)(b)	EUR	100	112,923
Talanx Finanz Luxembourg SA, 8.37%, 06/15/42 (Call 06/15/22)(a)(b)	EUR	100	125,505
TLG Immobilien AG, 1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	200	209,202
UniCredit Bank AG
0.00%, 09/10/24(a)(c)	EUR	86	95,238
0.13%, 03/01/22(a)	EUR	280	308,809
0.50%, 05/04/26(a)	EUR	200	228,015
0.85%, 05/22/34(a)	EUR	480	579,044
Vier Gas Transport GmbH, 3.13%, 07/10/23(a)	EUR	295	353,018
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR	100	115,306
Volkswagen Financial Services AG, 2.25%, 10/16/26(a)	EUR	70	80,644
Volkswagen Financial Services NV, 2.25%, 04/12/25(a)	GBP	150	186,645
Volkswagen International Finance NV
2.00%, 03/26/21(a)	EUR	100	110,002
2.50%, (Call 03/20/22)(a)(b)(d)	EUR	287	303,418
2.63%, 11/16/27(a)	EUR	300	351,394
2.70%, (Call 12/14/22)(a)(b)(d)	EUR	300	315,032
3.38%, 11/16/26(a)	GBP	200	258,627
3.88%, (Call 06/14/27)(a)(b)(d)	EUR	100	104,097
4.13%, 11/16/38(a)	EUR	200	279,891
4.63%, (Call 03/24/26)(a)(b)(d)(e)	EUR	200	221,798
4.63%, (Call 06/27/28)(a)(b)(d)	EUR	100	109,520
Series 10Y, 1.88%, 03/30/27(a)	EUR	400	450,549
Series 4Y, 0.50%, 03/30/21(a)	EUR	600	651,344
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(d)	EUR	200	212,017
Volkswagen Leasing GmbH
1.13%, 04/04/24(a)	EUR	384	416,192
1.38%, 01/20/25(a)	EUR	50	54,303
1.50%, 06/19/26(a)	EUR	350	381,722
2.38%, 09/06/22(a)	EUR	300	337,334
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	100	105,454
0.75%, 01/25/22(a)	EUR	200	218,896
1.25%, 12/06/24(a)	EUR	100	112,354
1.50%, 06/10/26(a)	EUR	100	112,515
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	103,959
1.75%, 01/25/27(a)	EUR	200	228,101
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	228,924
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	180,505
Wintershall Dea Finance BV, 0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	100	102,163
Wirecard AG, 0.50%, 09/11/24 (Call 06/11/24)(a)	EUR	100	95,720
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	235,529

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Wuerth Finance International BV, 1.00%, 05/19/22 (Call 02/19/22)(a)	EUR	190	$209,372

			84,777,430

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	105	116,300
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	327,897
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21(a)	EUR	334	370,290

			814,487

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	205,323

India — 0.0%
Bharti Airtel International Netherlands BV, 3.38%, 05/20/21(a)	EUR	300	329,921

Indonesia — 0.0%
Perusahaan Listrik Negara PT, 1.88%, 11/05/31(a)	EUR	100	94,907

Ireland — 0.1%
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	112,914
Bank of Ireland Group PLC
0.75%, 07/08/24 (Call 07/08/23)(a)(b)	EUR	100	105,116
1.38%, 08/29/23(a)	EUR	150	161,228
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	113,690
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	100	111,190
CRH Finance Germany GmbH, 1.75%, 07/16/21 (Call 04/16/21)(a)	EUR	100	110,584
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	119,093
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	100	122,188
3.49%, 01/12/24(a)	EUR	100	121,491
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	174,309
Kerry Group Financial Services Unltd Co., 0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	200	208,054
Ryanair DAC, 1.13%, 08/15/23(a)	EUR	100	95,676

			1,555,533

Italy — 0.8%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	290	336,641
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	200	214,337
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	114,600
ACEA SpA
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	100	113,148
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	310	353,250
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	100	102,877
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	200	237,579
5.13%, 09/16/24(a)	EUR	100	128,667
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	200	245,373
7.75%, 12/12/42 (Call 12/12/22)(a)(b)	EUR	200	246,182
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/26(a)	EUR	100	108,092
2.00%, 01/29/24(a)	EUR	200	229,768

Security		Par (000)	Value

Italy (continued)
2.88%, 04/16/21(a)	EUR	100	$112,237
Series 16, 2.88%, 07/16/24(a)	EUR	200	238,881
Banco BPM SpA
0.63%, 06/08/23(a)	EUR	100	109,954
0.75%, 03/31/22(a)	EUR	150	166,120
1.13%, 09/25/23(a)	EUR	300	335,835
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	222,731
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	225,240
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	110,029
0.25%, 01/17/28(a)	EUR	100	109,226
0.88%, 01/31/22(a)	EUR	400	444,889
1.00%, 03/25/27(a)	EUR	200	230,348
1.00%, 01/17/45(a)	EUR	100	113,232
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	400	427,022
1.38%, 06/01/26(a)	EUR	829	948,010
5.00%, 09/14/22(a)	EUR	300	363,634
5.63%, 08/14/24(a)	GBP	200	291,415
5.75%, 09/14/40(a)	GBP	130	245,540
Enel SpA
2.50%, 11/24/78 (Call 08/24/23)(a)(b)	EUR	100	107,812
5.25%, 05/20/24(a)	EUR	60	77,935
6.63%, 09/15/76 (Call 09/15/21)(a)(b)	GBP	225	293,879
Eni SpA
0.63%, 01/23/30(a)	EUR	100	100,405
0.75%, 05/17/22(a)	EUR	450	492,249
1.13%, 09/19/28(a)	EUR	270	293,105
1.75%, 01/18/24(a)	EUR	479	541,590
2.63%, 11/22/21(a)	EUR	200	225,665
FCA Bank SpA/Ireland
0.25%, 02/28/23 (Call 01/28/23)(a)	EUR	100	103,489
0.63%, 11/24/22 (Call 10/24/22)(a)	EUR	125	131,729
1.25%, 09/23/20(a)	EUR	100	109,630
Ferrovie dello Stato Italiane SpA, 1.50%, 06/27/25(a)	EUR	360	397,115
Hera SpA
0.88%, 10/14/26(a)	EUR	100	110,669
5.20%, 01/29/28(a)	EUR	100	143,386
Intesa Sanpaolo SpA
0.63%, 01/20/22(a)	EUR	100	110,817
0.63%, 03/23/23(a)	EUR	300	334,787
1.00%, 07/04/24(a)	EUR	175	187,372
1.13%, 06/16/27(a)	EUR	200	233,774
1.38%, 01/18/24(a)	EUR	300	326,681
1.38%, 12/18/25(a)	EUR	100	117,220
1.75%, 07/04/29(a)	EUR	225	237,580
2.13%, 08/30/23(a)	EUR	150	167,900
2.50%, 01/15/30(a)	GBP	200	230,938
3.25%, 02/10/26(a)	EUR	100	129,257
Iren SpA
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	112,856
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	116,082
Italgas SpA
0.88%, 04/24/30(a)	EUR	100	105,346
1.63%, 01/19/27(a)	EUR	100	114,412
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	111,207
0.88%, 01/15/26(a)	EUR	200	203,340

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.13%, 04/23/25(a)	EUR	250	$251,900
Series 4, 1.38%, 11/10/25(a)	EUR	300	350,550
Snam SpA
0.88%, 10/25/26(a)	EUR	361	397,096
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	124,807
Societa Iniziative Autostradali e Servizi SpA, 3.38%, 02/13/24(a)	EUR	209	239,306
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22(a)	EUR	300	330,240
1.38%, 07/26/27(a)	EUR	300	338,398
4.90%, 10/28/24(a)	EUR	103	133,620
UniCredit SpA
0.38%, 10/31/26(a)	EUR	200	222,015
0.75%, 04/30/25(a)	EUR	300	339,322
1.63%, 07/03/25 (Call 07/03/24)(a)(b)	EUR	300	313,035
1.80%, 01/20/30(a)	EUR	250	249,400
2.00%, 03/04/23(a)	EUR	454	505,113
3.25%, 01/14/21(a)	EUR	150	167,293
5.00%, 10/31/21(a)	EUR	200	235,606
Unione di Banche Italiane SpA
1.00%, 01/27/23(a)	EUR	250	281,451
1.00%, 09/25/25(a)	EUR	300	345,062
1.13%, 10/04/27(a)	EUR	200	233,487

			18,150,785

Japan — 0.2%
American Honda Finance Corp., 1.38%, 11/10/22	EUR	100	110,104
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	220,828
East Japan Railway Co., 4.50%, 01/25/36(a)	GBP	50	89,757
Honda Canada Finance Inc., Series 16-4, 1.82%, 12/07/21	CAD	50	35,904
JT International Financial Services BV, 1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	213,042
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	206,438
0.87%, 09/07/24(a)	EUR	300	324,755
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	100	101,174
0.80%, 04/15/30(a)	EUR	100	103,225
1.02%, 10/11/23(a)	EUR	310	339,988
MUFG Bank Ltd., 0.88%, 03/11/22(a)	EUR	100	109,738
Nomura Europe Finance NV, 1.50%, 05/12/21(a)	EUR	200	220,635
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR	200	221,441
0.55%, 11/06/23(a)	EUR	200	223,364
Sumitomo Mitsui Financial Group Inc.
0.61%, 01/18/22(a)	EUR	400	435,807
0.93%, 10/11/24(a)	EUR	200	218,252
1.55%, 06/15/26(a)	EUR	247	275,750
Takeda Pharmaceutical Co. Ltd., 3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	249,001
Toyota Motor Credit Corp., 0.25%, 07/16/26(a)	EUR	100	105,366
Toyota Motor Finance Netherlands BV, 1.38%, 05/23/23(a)	GBP	100	124,734

			3,929,303

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	108,446

Lithuania — 0.0%
Ignitis Grupe UAB, 2.00%, 07/14/27(a)	EUR	200	229,299

Security		Par (000)	Value

Luxembourg — 0.1%
ArcelorMittal SA, 1.75%, 11/19/25 (Call 08/19/25)(a) .	EUR	200	$200,337
Blackstone Property Partners Europe Holdings Sarl, 1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	200	201,954
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	226,395
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	200	217,590
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	204,880
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	150	165,729
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	100	117,139
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	260	292,199
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	125	127,723
SELP Finance Sarl, 1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	150	155,045

			1,908,991

Mexico — 0.1%
America Movil SAB de CV
3.00%, 07/12/21	EUR	370	414,424
4.75%, 06/28/22	EUR	340	401,986
4.95%, 07/22/33	GBP	100	165,042
5.00%, 10/27/26	GBP	100	150,407
5.75%, 06/28/30	GBP	120	202,684

			1,334,543

Netherlands — 1.3%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	300	330,371
0.88%, 01/15/24(a)	EUR	500	557,864
0.88%, 01/14/26(a)	EUR	100	115,959
1.00%, 04/13/31(a)	EUR	300	358,856
1.13%, 01/12/32(a)	EUR	200	242,372
1.13%, 04/23/39(a)	EUR	200	250,280
1.38%, 01/12/37(a)	EUR	100	128,032
1.45%, 04/12/38(a)	EUR	400	523,049
2.38%, 01/23/24(a)	EUR	400	479,868
2.50%, 09/05/23(a)	EUR	200	238,900
3.38%, 08/15/31(a)	CHF	200	283,991
4.13%, 03/28/22(a)	EUR	370	433,581
7.13%, 07/06/22(a)	EUR	290	354,880
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	300	334,396
Aegon Bank NV, 0.25%, 05/25/23(a)	EUR	100	110,624
Aegon NV, 6.13%, 12/15/31	GBP	50	90,525
Akzo Nobel NV, 1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	227,719
Alliander NV, 2.88%, 06/14/24	EUR	200	243,435
ASML Holding NV, 1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	200	232,298
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(d)	EUR	230	267,893
BNG Bank NV
0.20%, 11/09/24(a)	EUR	450	502,457
0.25%, 06/07/24(a)	EUR	300	335,365
0.38%, 01/14/22(a)	EUR	50	55,419
0.63%, 06/19/27(a)	EUR	250	288,814
0.75%, 01/11/28(a)	EUR	250	291,777
0.75%, 01/24/29(a)	EUR	390	457,218
0.88%, 10/17/35(a)	EUR	300	365,678
1.00%, 03/15/22(a)	GBP	200	254,596
1.00%, 06/17/22(a)	GBP	100	127,404
1.00%, 01/12/26(a)	EUR	200	233,706

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
1.38%, 10/21/30(a)	EUR	50	$62,639
1.50%, 07/15/39(a)	EUR	284	382,949
2.25%, 07/17/23(a)	EUR	80	94,776
3.00%, 10/25/21(a)	EUR	300	344,500
3.25%, 07/15/25(a)	AUD	200	145,553
3.30%, 07/17/28(a)	AUD	400	297,556
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	223,115
0.50%, 12/06/22(a)	EUR	400	441,726
0.75%, 08/29/23(a)	EUR	300	330,952
0.75%, 06/21/39(a)	EUR	300	352,676
0.88%, 02/01/29(a)	EUR	200	234,692
1.13%, 04/08/21(a)	CHF	100	104,576
1.25%, 03/23/26(a)	EUR	370	428,170
1.38%, 02/03/27(a)	EUR	410	481,433
1.50%, 04/26/38(a)	EUR	100	132,263
2.25%, 03/23/22(a)	GBP	190	243,594
3.88%, 07/25/23(a)	EUR	400	474,655
4.38%, 06/07/21(a)	EUR	150	171,608
5.25%, 09/14/27(a)	GBP	100	146,534
5.38%, 08/03/60(a)	GBP	50	132,158
Series 2541, 4.00%, 09/19/22	GBP	150	200,473
de Volksbank NV
0.13%, 09/28/20(a)	EUR	200	218,723
1.00%, 03/08/28(a)	EUR	200	236,221
Enexis Holding NV
0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	200	220,320
1.50%, 10/20/23 (Call 07/20/23)(a)	EUR	300	342,243
EXOR NV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	223,827
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	220	247,648
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	400	456,416
2.13%, 08/04/20(a)	EUR	100	110,045
ING Bank NV
0.00%, 04/08/22(a)(c)	EUR	300	325,265
0.75%, 02/22/21(a)	EUR	100	109,998
0.75%, 02/18/29(a)	EUR	200	232,528
1.88%, 05/22/23(a)	EUR	400	465,752
3.38%, 01/10/22(a)	EUR	100	116,130
ING Groep NV
1.13%, 02/14/25(a)	EUR	300	333,180
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	300	330,026
2.00%, 09/20/28(a)	EUR	300	354,249
2.50%, 11/15/30(a)	EUR	100	125,252
3.00%, 04/11/28 (Call 04/11/23)(b)	EUR	200	226,000
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	100	102,000
2.25%, 12/19/39(a)	EUR	100	101,360
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	252	272,386
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	100	112,993
Koninklijke KPN NV
5.63%, 09/30/24(a)	EUR	50	66,537
5.75%, 09/17/29(a)	GBP	160	247,136
Koninklijke Philips NV
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	120	133,103
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	100	121,989
LeasePlan Corp. NV, 0.75%, 10/03/22(a)	EUR	320	338,120

Security		Par (000)	Value

Netherlands (continued)
Nationale-Nederlanden Bank NV Netherlands (The), 1.00%, 09/25/28(a)	EUR	200	$234,484
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	111,164
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	300	356,783
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	333,923
0.50%, 01/19/23(a)	EUR	100	111,987
0.50%, 04/29/30(a)	EUR	300	345,585
0.63%, 02/06/29(a)	EUR	200	232,747
1.00%, 09/03/25(a)	EUR	400	466,896
1.00%, 03/01/28(a)	EUR	600	715,018
1.25%, 06/07/32(a)	EUR	100	125,425
1.50%, 06/15/39(a)	EUR	200	272,088
1.63%, 01/29/48(a)	EUR	100	151,386
3.00%, 03/28/22(a)	EUR	600	698,865
3.45%, 07/17/28(a)	AUD	300	224,770
NIBC Bank NV, 1.00%, 09/11/28(a)	EUR	200	234,521
NN Group NV
1.00%, 03/18/22(a)	EUR	200	220,013
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	100	118,863
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	200	243,172
Royal Schiphol Group NV, 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	112,346
Schlumberger Finance BV, 0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	100	97,418
Shell International Finance BV
0.88%, 08/21/28(a)	CHF	75	79,739
0.88%, 11/08/39(a)	EUR	200	200,052
1.25%, 03/15/22(a)	EUR	400	443,916
1.25%, 05/12/28(a)	EUR	120	136,428
1.88%, 09/15/25(a)	EUR	260	304,439
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	200	234,212
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	456,328
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	100	116,412
4.63%, 02/21/23(a)	EUR	300	366,378
Unilever NV
0.38%, 02/14/23(a)	EUR	135	149,629
0.50%, 08/12/23(a)	EUR	405	451,878
1.00%, 02/14/27(a)	EUR	100	115,862
1.63%, 02/12/33(a)	EUR	260	322,847
Unilever NV Co., 1.75%, 03/25/30	EUR	100	124,366
Wintershall Dea Finance BV, 1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	300	276,837
Wolters Kluwer NV, 1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	115,426

			29,615,575

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	109,985
0.50%, 01/17/24(a)	EUR	200	222,847
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	225,034
BNZ International Funding Ltd./London, 0.13%, 06/17/21(a)	EUR	150	164,766
Westpac Securities NZ Ltd./London
0.13%, 06/16/21(a)	EUR	100	109,821
0.38%, 02/05/24(a)	CHF	150	155,808

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New Zealand (continued)
0.50%, 01/17/24(a)	EUR	200	$222,826

			1,211,087

Norway — 0.4%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	200	220,799
DNB Bank ASA
0.05%, 11/14/23(a)	EUR	555	599,314
1.13%, 03/01/23(a)	EUR	200	223,941
4.38%, 02/24/21(a)	EUR	100	113,167
DNB Boligkreditt AS
0.05%, 01/11/22(a)	EUR	300	330,108
0.25%, 01/23/23(a)	EUR	400	443,408
0.25%, 09/07/26(a)	EUR	500	556,631
0.38%, 01/14/21(a)	EUR	100	109,955
0.38%, 11/14/23(a)	EUR	500	557,666
0.38%, 11/20/24(a)	EUR	100	112,009
Eika Boligkreditt AS
0.50%, 08/28/25(a)	EUR	100	112,809
1.50%, 03/12/21(a)	EUR	100	111,158
Equinor ASA
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	227,058
2.88%, 09/10/25(a)	EUR	100	122,135
4.25%, 04/10/41(a)	GBP	290	507,086
5.63%, 03/11/21(a)	EUR	280	320,635
6.88%, 03/11/31(a)	GBP	100	189,770
Kommunal Landspensjonskasse Gjensidig Forsikringsselskap, 4.25%, 06/10/45 (Call 06/10/25)(a)(b)	EUR	100	115,177
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22(a)	EUR	200	220,120
0.13%, 11/05/29(a)	EUR	400	437,669
0.25%, 08/30/26(a)	EUR	200	222,593
0.50%, 01/30/25(a)	EUR	200	225,367
1.75%, 12/18/23(a)	GBP	200	260,787
SpareBank 1 SR-Bank ASA, 0.38%, 02/10/22(a)	EUR	280	305,430
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	226,114
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	200	226,567
SR-Boligkreditt AS
0.00%, 10/08/26(c)	EUR	100	109,955
0.75%, 10/17/25(a)(f)	EUR	100	114,539
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	320	363,310
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	100	116,428
Telenor ASA
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	200	210,596
2.63%, 12/06/24(a)	EUR	290	348,819

			8,361,120

Poland — 0.0%
PKO Bank Hipoteczny SA
0.63%, 01/24/23(a)	EUR	300	333,972
0.75%, 08/27/24(a)	EUR	100	112,309
Powszechna Kasa Oszczednosci Bank Polski SA, 0.75%, 07/25/21(a)	EUR	150	162,637

			608,918

Portugal — 0.0%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	227,496
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	216,920

Security		Par (000)	Value

Portugal (continued)
Caixa Geral de Depositos SA, 1.00%, 01/27/22(a)	EUR	100	$111,498
EDP Finance BV, 1.13%, 02/12/24(a)	EUR	404	450,404

			1,006,318

Romania — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	100	109,803

Russia — 0.0%
Gazprom PJSC Via Gaz Capital SA, 4.36%, 03/21/25(a)	EUR	200	238,764

Singapore — 0.1%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	200	223,123
Temasek Financial I Ltd.
0.50%, 03/01/22(a)	EUR	300	330,634
0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	300	325,222
United Overseas Bank Ltd., 0.50%, 01/16/25(a)	EUR	230	257,688

			1,136,667

Spain — 1.1%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	100	98,361
1.38%, 05/20/26(a)	EUR	200	203,513
1.50%, 06/27/24 (Call 03/27/24)(a)	EUR	100	105,408
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	100	98,001
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	218,431
AyT Cedulas Cajas Global, Series 10, 4.25% 10/25/23	EUR	300	377,862
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	300	392,925
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	200	212,166
0.63%, 05/17/21(a)	EUR	300	331,038
0.63%, 01/17/22(a)	EUR	400	438,606
0.63%, 03/18/23	EUR	500	559,435
0.88%, 11/22/26(a)	EUR	200	232,074
1.13%, 02/28/24(a)	EUR	200	218,149
3.50%, 02/10/27(a)	EUR	300	362,750
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	400	442,015
0.13%, 02/10/28(a)	EUR	100	109,198
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	300	302,894
1.00%, 04/26/27(a)	EUR	100	116,796
Banco Santander SA
0.30%, 10/04/26(a)	EUR	200	211,919
0.50%, 02/04/27(a)	EUR	200	206,376
0.75%, 09/09/22(a)	EUR	100	111,887
0.75%, 06/12/23(a)	CHF	200	206,215
0.88%, 05/09/31(a)	EUR	300	351,493
1.13%, 11/27/24(a)	EUR	100	115,802
1.13%, 10/25/28(a)	EUR	300	357,404
1.38%, 02/09/22(a)	EUR	300	331,528
1.38%, 07/31/24(a)	GBP	200	246,703
1.50%, 01/25/26(a)	EUR	400	477,196
2.00%, 11/27/34(a)	EUR	100	135,246
2.13%, 02/08/28(a)	EUR	200	222,802
2.50%, 03/18/25(a)	EUR	300	341,527
BanCo Santander SA, 0.75%, 09/29/20(a)	EUR	200	219,796
Bankia SA
0.75%, 07/09/26(a)	EUR	200	208,387
1.00%, 03/14/23(a)	EUR	500	565,208

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.00%, 06/25/24(a)	EUR	100	$104,080
1.00%, 09/25/25(a)	EUR	100	115,478
1.13%, 08/05/22(a)	EUR	500	563,368
4.00%, 02/03/25	EUR	100	131,063
4.13%, 03/24/36	EUR	100	171,838
Bankinter SA
0.88%, 08/03/22(a)	EUR	100	112,013
1.00%, 02/05/25(a)	EUR	200	229,912
2.50%, 04/06/27 (Call 04/06/22)(a)(b)	EUR	100	109,545
CaixaBank SA
0.75%, 04/18/23 (a)	EUR	300	325,189
1.00%, 01/17/28(a)	EUR	400	469,016
1.13%, 01/12/23(a)	EUR	100	108,364
1.13%, 03/27/26(a)	EUR	400	434,948
1.25%, 01/11/27(a)	EUR	100	118,369
2.63%, 03/21/24	EUR	500	606,539
2.75%, 07/14/28 (Call 07/14/23)(a)(b)	EUR	300	325,258
Series 29, 3.63%, 01/18/21	EUR	100	112,437
Caja Rural de Navarra SCC, 0.50%, 03/16/22(a)	EUR	300	332,267
Cajamar Caja Rural SCC, 0.88%, 06/18/23(a)	EUR	200	225,051
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	100	113,238
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	300	392,990
Criteria Caixa SAU, 1.50%, 05/10/23(a)	EUR	200	220,212
Deutsche Bank SA Espanola
0.63%, 12/15/21(a)	EUR	200	221,846
1.13%, 01/20/23(a)	EUR	100	113,015
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	111,284
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a).	EUR	150	165,997
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26 (Call 09/23/26)(a)	EUR	100	106,981
Ferrovial Emisiones SA, 2.50%, 07/15/24(a)	EUR	100	116,659
Iberdrola FinanzasSA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	300	337,406
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	200	226,348
1.62%, 11/29/29(a)	EUR	200	239,689
7.38%, 01/29/24	GBP	200	305,683
Iberdrola International BV
1.13%, 01/27/23(a)	EUR	200	224,131
3.25%, (Call 11/12/24)(a)(b)(d)	EUR	100	115,007
IM Cedulas 10 Fondo de Titulazion de Activos, 4.50%, 02/21/22	EUR	300	355,692
Inmobiliaria Colonial Socimi SA, 2.00%, 04/17/26(a)	EUR	300	321,660
Liberbank SA, 0.25%, 09/25/29(a)	EUR	200	217,995
Mapfre SA
1.63%, 05/19/26(a)	EUR	200	228,258
4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	100	116,650
Merlin Properties Socimi SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	112,070
2.23%, 04/25/23 (Call 01/25/23)(a)	EUR	200	219,522
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	200	209,058
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	300	338,441
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	343,889
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	112,671
Programa Cedulas TDA Fondo de Titulizacion de Activos 4.25%, 03/28/27	EUR	200	281,814

Security		Par (000)	Value

Spain (continued)
Series A4, 4.13%, 04/10/21	EUR	100	$113,784
Series A6, 4.25%, 04/10/31	EUR	300	470,909
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	400	455,338
Repsol International Finance BV, 0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	200	198,714
Santander Consumer Finance SA
0.38%, 06/27/24(a)	EUR	300	318,670
1.00%, 05/26/21(a)	EUR	300	329,142
Telefonica Emisiones SA
0.75%, 04/13/22(a)	EUR	100	109,809
1.53%, 01/17/25(a)	EUR	200	227,798
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	140,643
2.32%, 10/17/28(a)	EUR	100	121,314
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	200	227,428
1.48%, 09/14/21(a)	EUR	100	110,942
1.72%, 01/12/28(a)	EUR	400	462,707
5.29%, 12/09/22(a)	GBP	250	342,980

			23,222,230

Supranational — 0.2%
Asian Development Bank, 2.65%, 01/11/23	AUD	500	344,388
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	500	566,944
Council Of Europe Development Bank, 1.13%, 12/15/21(a)	GBP	200	254,919
European Financial Stability Facility, 0.50%, 07/11/25(a)	EUR	1,000	1,142,923
European Investment Bank
0.38%, 07/16/25	EUR	1,000	1,138,520
1.38%, 03/07/25(a)	GBP	600	787,083
European Union, 1.38%, 10/04/29(a)	EUR	350	437,830
International Bank for Reconstruction & Development, 0.00%, 04/24/28(c)	EUR	300	331,130
Nordic Investment Bank, 1.13%, 03/16/22(a)	GBP	200	255,348

			5,259,085

Sweden — 1.0%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP	100	126,049
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	109,718
Danske Hypotek AB, Series 2112, 1.00%, 12/15/21(a)	SEK	2,000	207,820
Essity AB, 0.63%, 03/28/22 (Call 12/28/21)(a)	EUR	500	548,406
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	150	152,413
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	101,213
Investor AB, 1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	229,027
Lansforsakringar Hypotek AB
0.25%, 04/12/23(a)	EUR	200	221,809
0.63%, 03/27/25(a)	EUR	200	227,154
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	264,938
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	649,433
Nordea Hypotek AB
Series 5531, 1.00%, 04/08/22(a)	SEK	7,500	781,437
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	847,793
Securitas AB, 1.25%, 03/15/22(a)	EUR	200	219,034
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21(a)	EUR	100	109,842
0.30%, 02/17/22(a)	EUR	320	350,117

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
0.38%, 02/09/26(a)	EUR	500	$561,538
0.63%, 11/12/29(a)	EUR	200	207,279
1.25%, 08/05/22(a)	GBP	200	249,906
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	420,841
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	843,312
Stadshypotek AB
0.38%, 02/22/23(a)	EUR	200	222,368
0.38%, 02/21/24(a)	EUR	150	167,673
0.38%, 12/06/24(a)	EUR	200	224,394
0.38%, 03/13/26(a)	EUR	200	224,905
0.63%, 11/10/21(a)	EUR	200	222,048
1.50%, 12/15/21(a)	SEK	2,000	209,471
1.50%, 03/01/24(a)	SEK	6,000	643,314
1.63%, 10/30/20(a)	EUR	100	110,506
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	532,604
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	646,380
Series 1590, 1.00%, Series 1590, 09/03/25(a)	SEK	2,000	210,652
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR	700	772,713
1.63%, 06/18/22(a)	GBP	184	232,725
2.25%, 08/27/20(a)	EUR	300	330,581
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20(a)	EUR	100	109,804
0.38%, 06/05/29(a)	EUR	100	113,058
0.50%, 01/29/25(a)	EUR	500	564,490
0.88%, 03/29/27(a)	EUR	100	116,797
1.00%, 03/17/21(a)	SEK	4,000	412,904
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	1,053,373
Swedbank AB
0.25%, 11/07/22(a)	EUR	300	326,540
1.25%, 12/29/21(a)	GBP	200	249,369
Swedbank Hypotek AB
0.13%, 07/18/22(a)	EUR	150	165,560
0.38%, 03/11/22(a)	EUR	100	110,729
0.50%, 02/05/26(a)	EUR	300	339,141
1.00%, 06/18/25(a)	SEK	8,600	906,085
1.13%, 12/07/21(a)	GBP	400	507,552
Series 180, 5.70%, 05/12/20(a)	SEK	1,000	102,495
Series 189, 1.00%, 12/16/20(a)	SEK	2,000	205,947
Series 191, 1.00%, 06/15/22(a)	SEK	9,000	938,977
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	737,755
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	145,810
Telia Co. AB
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	100	116,507
3.00%, 04/04/78 (Call 04/04/23)(a)(b)	EUR	200	224,250
4.00%, 03/22/22(a)	EUR	100	116,624
4.75%, 11/16/21	EUR	280	327,867
Vattenfall AB
6.25%, 03/17/21(a)	EUR	490	563,924
6.88%, 04/15/39(a)	GBP	110	249,870
Volvo Treasury AB, 4.85%, 03/10/78 (Call 03/10/23)(a)(b)	EUR	250	279,986

			21,164,827

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	200	220,953
Adecco International Financial Services BV, 1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	136,437
Argentum Netherlands BV for Givaudan SA, 1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	200	226,830

Security		Par (000)	Value

Switzerland (continued)
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	$246,600
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	200	205,800
Credit Suisse AG/Guernsey, 1.75%, 01/15/21(a)	EUR	200	222,079
Credit Suisse Group AG
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	430	460,203
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	273	298,787
2.13%, 09/12/25 (Call 09/12/24)(a)(b)	GBP	200	251,912
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23(a)	CHF	100	104,430
1.25%, 04/14/22(a)	EUR	500	549,857
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(c)	CHF	100	103,688
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(d)	EUR	100	121,933
Glencore Canada Financial Corp., 7.38%, 05/27/20(a)	GBP	50	63,074
Glencore Finance Europe Ltd.
1.25%, 03/17/21 (Call 12/17/20)(a)	EUR	200	216,782
1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	260	279,156
1.88%, 09/13/23 (Call 06/13/23)(a)	EUR	200	217,426
6.00%, 04/03/22(a)	GBP	300	398,900
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	470	518,724
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	200	227,152
LafargeHolcim Ltd., 3.00%, 11/22/22(a)	CHF	100	109,841
Nestle Finance International Ltd.
0.75%, 11/08/21(a)	EUR	100	110,641
0.75%, 05/16/23 (Call 02/16/23)(a)	EUR	302	338,603
Nestle Holdings Inc., 0.25%, 10/04/27(a)	CHF	900	953,721
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	114,325
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	200	241,446
Pfandbriefbank schweizerischer Hypothekarinstitute AG
Series 670, 0.00%, 07/29/24(a)(c)	CHF	500	522,359
Series 675, 0.00%, 06/15/27(a)(c)	CHF	2,400	2,504,241
Series 682, 0.00%, Series 682, 04/06/27(a)(c)	CHF	1,000	1,044,294
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG
Series 482, 0.00%, 06/14/24(a)(c)	CHF	1,600	1,670,886
Series 483, 0.00%, 01/27/27(a)(c)	CHF	2,500	2,609,232
Richemont International Holding SA, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	380	440,026
Roche Finance Europe BV, 0.50%, 02/27/23 (Call 11/27/22)(a)	EUR	462	513,234
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	209,623
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a)	EUR	100	109,916
Swiss Re Finance Jersey Ltd., 1.38%, 05/27/23(a)	EUR	250	280,180
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	114,312
UBS AG/London
0.13%, 11/05/21 (Call 10/05/21)(a)	EUR	200	218,256
0.63%, 01/23/23 (Call 12/23/22)(a)	EUR	700	771,341
1.25%, 09/03/21(a)	EUR	330	365,526
1.38%, 04/16/21(a)	EUR	150	166,776
UBS Group AG, 0.25%, 01/29/26 (Call 01/29/25)(a)(b)	EUR	200	211,984

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	100	$118,637

			18,810,123

United Arab Emirates — 0.0%
DP World PLC, 4.25%, 09/25/30(a)	GBP	100	111,376
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26 (a)	EUR	400	488,526
First Abu Dhabi Bank PJSC, 1.38%, 02/19/23(a)	GBP	200	247,532
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	158,382

			1,005,816

United Kingdom — 2.4%
AA Bond Co. Ltd., 2.88%, 07/31/22 (Call 10/31/21)(a)	GBP	100	119,218
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	174,939
Affordable Housing Finance PLC, 3.80%, 05/20/42(a)	GBP	100	184,493
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	100	137,124
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	332,412
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	128,414
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	311,328
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	100	134,621
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	132	222,358
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	183,484
AstraZeneca PLC, 0.25%, 05/12/21 (Call 02/12/21)(a)	EUR	200	218,425
Aviva PLC
1.88%, 11/13/27(a)	EUR	100	115,660
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	100	117,499
5.13%, 06/04/50 (Call 06/04/30)(a)(b)	GBP	100	137,803
6.13%, (Call 09/29/22)(b)(d)	GBP	200	259,069
6.13%, 07/05/43 (Call 07/05/23)(a)(b)	EUR	200	247,744
6.88%, 05/20/58 (Call 05/20/38)(b)	GBP	50	84,604
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	125	131,231
Bank of Scotland PLC
4.50%, 07/13/21(a)	EUR	200	230,972
4.88%, 12/20/24	GBP	125	186,215
Barclays Bank PLC
4.25%, 01/12/22(a)	GBP	100	133,977
6.63%, 03/30/22(a)	EUR	300	355,242
10.00%, 05/21/21(a)	GBP	100	134,785
Barclays PLC
1.88%, 03/23/21(a)	EUR	100	110,084
2.38%, 10/06/23 (Call 10/06/22)(a)(b)	GBP	317	400,128
3.13%, 01/17/24(a)	GBP	100	128,718
3.25%, 02/12/27(a)	GBP	200	259,927
3.25%, 01/17/33	GBP	100	128,038
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	100	108,328
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	326	348,855
2.38%, 01/19/23(a)	EUR	102	115,558
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	136,542
6.00%, 11/24/34(a)	GBP	100	161,484
7.25%, 03/12/24	GBP	150	224,504

Security		Par (000)	Value

United Kingdom (continued)
BG Energy Capital PLC, 1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	200	$221,312
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	153	166,410
1.10%, 11/15/34(a)	EUR	200	194,922
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	400	438,716
1.57%, 02/16/27(a)	EUR	150	165,167
1.95%, 03/03/25(a)	EUR	650	738,529
2.27%, 07/03/26(a)	GBP	200	253,653
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	222,688
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	300	332,510
1.75%, 03/10/26(a)	EUR	390	443,498
2.13%, 09/26/28(a)	EUR	100	116,320
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	200	273,557
Broadgate Financing PLC, Series C2, 5.10%, 04/05/33(a)	GBP	115	179,111
BUPA Finance PLC, 2.00%, 04/05/24(a)	GBP	200	254,273
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	326,974
3.13%, 03/21/40(a)	GBP	100	147,886
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	281,999
Channel Link Enterprises Finance PLC
Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	195,380
Series A7, 1.76%, 06/30/50 (Call 06/20/22)(a)(b)	EUR	285	309,367
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	114,290
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	100	124,338
2.63%, 01/18/29(a)	GBP	100	135,277
Clydesdale Bank PLC, 0.00%, 09/22/26(c)	EUR	200	216,723
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)(a)	EUR	350	381,465
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	200	199,564
Coca-Cola European Partners PLC, 1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	231,996
Compass Group International BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	299,879
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	277,020
CPUK Finance Ltd., 3.69%, 02/28/28 (Call 05/28/28)(a)	GBP	100	124,790
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	300	359,290
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	100	127,181
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	200	216,486
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a).	GBP	200	247,598
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	73,051
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	100	131,490
FCE Bank PLC
1.88%, 06/24/21(a)	EUR	300	317,250
2.73%, 06/03/22(a)	GBP	100	118,044
G4S International Finance PLC, 1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	200	207,108
Gatwick Funding Ltd.
2.88%, 07/05/49(a)	GBP	100	121,040
6.13%, 03/02/26(a)	GBP	100	148,774
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	457,388
3.38%, 12/20/27(a)	GBP	200	291,766

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
4.00%, 06/16/25	EUR	113	$147,464
5.25%, 12/19/33	GBP	100	184,273
6.38%, 03/09/39	GBP	100	220,641
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	236,242
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	71	110,834
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	150	212,344
Hammerson PLC
1.75%, 03/15/23 (Call 12/15/22)(a)	EUR	100	93,133
7.25%, 04/21/28(a)	GBP	25	31,657
Heathrow Funding Ltd.
1.50%, 02/11/30(a)	EUR	150	161,287
2.75%, 08/09/49(a)	GBP	100	123,361
5.23%, 02/15/23(a)	GBP	160	215,548
6.45%, 12/10/31(a)	GBP	200	345,068
Series MPLE, 3.78%, 09/04/30 (Call 06/04/30)(a)	CAD	200	145,637
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(d)	GBP	150	250,718
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	200	309,177
6.50%, 07/07/23(a)	GBP	50	70,880
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	372,634
1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	400	450,186
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	340	433,221
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	200	264,097
3.20%, 12/05/23	CAD	200	147,977
6.50%, 05/20/24(a)	GBP	50	74,364
6.75%, 09/11/28(a)	GBP	150	244,191
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	218	237,541
4.88%, 06/07/32 (Call 03/07/32)(a)	GBP	100	145,508
8.13%, 03/15/24(a)	GBP	50	75,484
9.00%, 02/17/22(a)	GBP	150	210,912
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	300	314,855
InterContinental Hotels Group PLC, 3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	100	123,481
International Consolidated Airlines Group SA, 1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	83,853
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	100	99,832
Land Securities Capital Markets PLC
2.38%, 03/29/27(a)	GBP	100	132,891
2.63%, 09/22/37(a)	GBP	100	137,463
Leeds Building Society, 4.88%, 11/16/20(a)	GBP	100	129,093
Legal &General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	100	122,525
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	100	137,240
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	137,288
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	200	209,868
1.75%, 07/11/24(a)	GBP	300	374,247
Lloyds Bank PLC
0.38%, 01/18/21(a)	EUR	100	109,876
0.50%, 07/22/20(a)	EUR	200	219,367
0.63%, 03/26/25(a)	EUR	300	338,665
1.38%, 04/16/21(a)	EUR	200	221,958
5.13%, 03/07/25(a)	GBP	200	301,965
6.00%, 02/08/29(a)	GBP	100	176,950
7.50%, 04/15/24(a)	GBP	330	504,777

Security		Par (000)	Value

United Kingdom (continued)
7.63%, 04/22/25(a)	GBP	100	$152,355
9.63%, 04/06/23(a)	GBP	50	75,327
Lloyds Banking Group PLC
0.63%, 01/15/24 (Call 01/15/23)(a)(b)	EUR	200	214,473
0.75%, 11/09/21(a)	EUR	100	108,817
4.00%, 03/07/25	AUD	250	171,808
4.50%, 03/18/30 (Call 03/18/25)(a)(b)	EUR	200	232,587
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	246,662
London & Quadrant Housing Trust
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	264,028
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	100	148,051
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	94,169
London Stock Exchange Group PLC, 1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	280,594
M&G PLC, 5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	100	133,590
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP	100	123,629
4.13%, 04/02/24(a)	GBP	100	134,459
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	150,784
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	200	330,320
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	213,553
2.38%, 03/14/32(a)	GBP	100	136,675
3.63%, 03/10/36(a)	GBP	130	207,427
4.38%, 02/08/27(a)	GBP	100	150,377
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	390,673
Nationwide Building Society 0.13%, 01/25/21(a)	EUR	200	219,474
0.50%, 02/23/24(a)	EUR	200	223,507
1.13%, 06/03/22 (a)	EUR	250	277,035
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	150	162,177
2.25%, 06/25/29(a)	EUR	300	390,608
3.25%, 01/20/28(a)	GBP	100	138,269
Natwest Markets PLC, 0.63%, 03/02/22(a)	EUR	500	539,731
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24(a)	GBP	50	73,066
4.75%, 11/29/35	GBP	50	98,871
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	130	156,257
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	100	105,153
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	274,901
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	200	263,938
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	100	127,225
Notting Hill Genesis
3.75%, 12/20/32(a)	GBP	100	146,691
5.25%, 07/07/42(a)	GBP	150	277,749
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	154,591
Peabody Capital No. 2 PLC, 3.25%, 09/14/48(a)	GBP	100	153,650
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	137,780
Phoenix Group Holdings PLC, 4.13%, 07/20/22(a)	GBP	250	324,959
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	100	138,214
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	273,231
Prudential PLC
5.63%, 10/20/51(a)	GBP	235	318,432
6.13%, 12/19/31(a)	GBP	150	244,472

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25) .	EUR	250	$282,032
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	100	106,132
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	139,272
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	100	121,416
Rolls-Royce PLC, 0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	198,589
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	100	123,149
Royal Bank of Scotland Group PLC
0.75%, 11/15/25 (Call 11/15/24)(a)(b)	EUR	200	209,553
2.50%, 03/22/23(a)	EUR	310	347,084
3.13%, 03/28/27 (Call 03/28/26)(a)(b)	GBP	250	322,023
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	285,197
Sanctuary Capital PLC, 6.70%, 03/23/39	GBP	50	112,171
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	100	108,535
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	100	129,780
Santander UK PLC
0.10%, 05/12/24	EUR	300	330,016
0.25%, 08/09/21(a)	EUR	100	109,990
1.13%, 03/10/25(a)	EUR	300	335,727
1.25%, 09/18/24(a)	EUR	240	277,548
5.25%, 02/16/29(a)	GBP	150	253,906
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	422,042
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	129,024
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	141,921
3.63%, 01/16/26(a)	GBP	100	140,221
Sky Ltd.
1.50%, 09/15/21(a)	EUR	300	332,421
2.25%, 11/17/25(a)	EUR	200	239,040
6.00%, 05/21/27	GBP	200	329,694
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	110,925
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	517,575
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	262,138
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	100	148,713
Southern Water Services Finance Ltd.
6.19%, 03/31/29(a)	GBP	25	43,098
Series A4, 6.64%, 03/31/26(a)	GBP	240	378,057
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	100	129,537
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	300	332,155
8.38%, 11/20/28(a)	GBP	180	338,374
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	123,713
Standard Chartered PLC
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	164,727
3.13%, 11/19/24(a)	EUR	190	215,722
3.63%, 11/23/22(a)	EUR	100	113,935
4.38%, 01/18/38(a)	GBP	100	160,250
Student Finance PLC, 2.67%, 09/30/24(a)	GBP	100	127,544
Tesco Personal Finance Group PLC, 3.50%, 07/25/25 (Call 07/25/24)(a)	GBP	100	128,418

Security		Par (000)	Value

United Kingdom (continued)
Tesco PLC, 5.13%, 04/10/47(a)	EUR	50	$78,572
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	193	316,824
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	190	305,532
Thames Water Utilities Finance PLC
3.50%, 02/25/28(a)	GBP	150	212,236
5.13%, 09/28/37(a)	GBP	160	285,299
THFC Funding No. 2 PLC, 6.35%, 07/08/39	GBP	150	317,705
UNITE USAF II PLC, 3.37%, 06/30/23(a)	GBP	100	131,357
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	100	125,248
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	130,052
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	279,293
University of Cambridge, 2.35%, 06/27/78(a)	GBP	100	206,796
University of Oxford, 2.54%, 12/31/2117(a)	GBP	100	194,896
Urenco Finance NV, 2.25%, 08/05/22 (Call 05/05/22)(a)	EUR	610	683,547
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	150	180,104
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	103,875
0.50%, 01/30/24(a)	EUR	230	252,577
1.13%, 11/20/25(a)	EUR	370	418,083
1.50%, 07/24/27(a)	EUR	220	254,079
1.60%, 07/29/31(a)	EUR	200	231,636
1.75%, 08/25/23(a)	EUR	600	685,583
3.00%, 08/12/56(a)	GBP	100	136,960
4.20%, 12/13/27(a)	AUD	400	279,916
5.63%, 12/04/25	GBP	50	76,490
5.90%, 11/26/32(a)	GBP	50	88,118
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	113,971
2.52%, 02/07/2118(a)	GBP	150	298,764
4.00%, 05/09/59(a)	GBP	100	239,829
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	130,224
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	370,865
5.75%, 04/16/32(a)	GBP	100	174,681
6.00%, 05/09/25(a)	GBP	150	227,527
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	100	120,030
WPP Finance SA, 2.25%, 09/22/26(a)	EUR	207	232,368
Yorkshire Building Society
0.75%, 11/10/22(a)	EUR	400	448,021
1.25%, 03/17/22(a)	EUR	290	318,539
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	200	288,698

			52,918,434

United States — 2.6%
3M Co., 0.38%, 02/15/22 (Call 11/15/21)	EUR	280	307,819
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	200	232,834
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	200	221,776
1.38%, 05/17/24 (Call 02/17/24)	EUR	200	226,999
Allergan Funding SCS
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	112,229
1.50%, 11/15/23 (Call 10/15/23)	EUR	270	306,259
Altria Group Inc., 2.20%, 06/15/27 (Call 04/15/27)	EUR	350	399,456
American Honda Finance Corp.
0.55%, 03/17/23	EUR	300	323,911

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
1.38%, 11/10/22	EUR	100	$110,104
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	167,734
American Tower Corp., 1.95%, 05/22/26 (Call 02/22/26)	EUR	125	141,091
Amgen Inc.
0.41%, 03/08/23(a)	CHF	100	104,069
4.00%, 09/13/29(a)	GBP	200	296,465
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	424,034
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	335,829
0.75%, 02/25/30(a)	CHF	150	161,709
0.88%, 05/24/25 (Call 02/24/25)	EUR	400	459,378
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	150,208
3.05%, 07/31/29	GBP	200	298,034
3.35%, 01/10/24(a)	AUD	150	105,338
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	166,107
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	800	845,090
1.30%, 09/05/23 (Call 06/05/23)	EUR	340	378,874
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	333,266
2.60%, 12/17/29 (Call 09/17/29)	EUR	155	190,930
3.15%, 09/04/36 (Call 06/04/36)	EUR	300	386,704
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	265,715
4.38%, 09/14/29	GBP	100	146,262
4.60%, 09/19/28(a)	AUD	100	72,511
4.88%, 06/01/44	GBP	150	250,226
5.50%, 03/15/27(a)	GBP	150	229,160
7.00%, 04/30/40	GBP	150	303,859
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	147,272
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	116,543
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	115,497
Bank of America Corp.
0.74%, 02/07/22 (Call 02/07/21)(a)(b)	EUR	200	218,642
1.00%, 03/31/29 (Call 03/31/28)(a)(b)	EUR	150	193,914
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	400	455,636
2.30%, 07/25/25(a)	GBP	200	256,808
6.13%, 09/15/21(a)	GBP	200	267,833
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	150,557
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	320	348,540
1.30%, 05/15/29 (Call 02/15/29)	EUR	100	111,461
Becton Dickinson Euro Finance Sarl, 1.21%, 06/04/26 (Call 03/04/26)	EUR	200	214,164
Berkshire Hathaway Finance Corp., 2.38%, 06/19/39 (Call 03/19/39)	GBP	250	349,716
Berkshire Hathaway Inc.
0.75%, 03/16/23 (Call 12/16/22)	EUR	330	366,148
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	503,036
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR	130	137,351
2.15%, 11/25/22 (Call 08/25/22)	EUR	383	420,356
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	200	105,363
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	381	408,325
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	650	711,404
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	221,191
1.38%, 10/27/21(a)	EUR	400	443,228

Security		Par (000)	Value

United States (continued)
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	320	$362,816
5.15%, 05/21/26(a)	GBP	300	442,159
7.38%, 09/01/39(a)	GBP	100	216,243
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	52,276
0.75%, 03/09/23 (Call 12/09/22)	EUR	350	391,198
1.25%, 03/08/31	EUR	250	294,874
1.63%, 03/09/35 (Call 12/09/34)	EUR	250	306,051
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	398,882
Comcast Corp.
1.25%, 02/20/40 (Call 08/20/39)	EUR	200	220,760
1.88%, 02/20/36 (Call 11/20/35)	GBP	100	128,044
CyrusOne LP/CyrusOne Finance Corp., 1.45%, 01/22/27 (Call 11/22/26)	EUR	100	99,340
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	124,996
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	125	132,842
0.75%, 09/18/31 (Call 06/18/31)	EUR	150	160,340
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	218,311
DH Europe Finance Sarl, 2.50%, 07/08/25 (Call 04/08/25)	EUR	100	120,520
Digital Dutch Finco BV, 1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	214,832
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	200	230,497
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	275,512
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	207,268
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	292,619
Eaton Capital Un Ltd. Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	175	191,085
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	350	386,840
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	436,665
1.63%, 06/02/26 (Call 03/02/26)	EUR	250	296,939
FedEx Corp., 1.63%, 01/11/27 (Call 10/11/26)	EUR	240	259,221
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	200	216,742
1.10%, 07/15/24 (Call 04/15/24)	EUR	200	223,308
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	396,324
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	128,327
3.36%, 05/21/31 (Call 02/21/31)	GBP	150	211,899
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	166,184
3.00%, 07/01/31 (Call 04/01/31)	GBP	100	137,212
GE Capital European Funding Unlimited Co.
2.63%, 03/15/23(a)	EUR	300	340,478
4.63%, 02/22/27	EUR	100	126,526
GE Capital UK Funding Un Ltd. Co.
4.13%, 09/13/23(a)	GBP	100	131,677
6.25%, 05/05/38	GBP	190	319,448
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	180	188,140
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	101,533
4.13%, 09/19/35(a)	EUR	200	252,364
5.25%, 12/07/28	GBP	200	297,636
General Motors Financial Co. Inc, 2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	309	307,033

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	$251,098
0.88%, 01/21/30(a)	EUR	300	312,147
1.63%, 07/27/26(a)	EUR	455	511,224
2.00%, 07/27/23(a)	EUR	200	226,061
2.00%, 03/22/28(a)	EUR	250	288,436
2.63%, 08/19/20(a)	EUR	100	110,201
2.88%, 06/03/26(a)	EUR	63	75,608
5.50%, 10/12/21	GBP	200	263,161
7.25%, 04/10/28	GBP	195	332,410
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	200	200,749
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	314,053
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	922,935
0.38%, 01/31/23	EUR	100	109,670
1.13%, 09/06/24	EUR	100	113,290
1.25%, 05/26/23	EUR	400	450,663
1.75%, 01/31/31	EUR	355	428,166
2.75%, 12/21/20	GBP	100	127,526
International Flavors & Fragrances Inc, 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	104,897
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	104,897
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	149,573
John Deere Cash Management SA
0.50%, 09/15/23(a)	EUR	330	361,062
2.20%, 04/02/32(a)	EUR	100	121,842
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	226,006
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	253,818
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	51,939
1.05%, 11/04/32 (Call 11/04/31)(a)(b)	EUR	400	427,049
1.09%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	400	440,762
1.50%, 10/26/22(a)	EUR	400	448,451
1.50%, 01/27/25(a)	EUR	420	476,932
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	200	233,233
2.63%, 04/23/21(a)	EUR	200	223,980
3.50%, 12/18/26(a)	GBP	100	138,880
Kellogg Co., 0.80%, 11/17/22	EUR	200	220,655
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	282,621
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	204,109
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	100	112,397
Mastercard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	200	223,274
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	103,133
0.63%, 01/29/24(a)	EUR	500	549,036
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	200	218,655
1.75%, 05/03/28(a)	EUR	100	116,227
5.88%, 04/23/32	GBP	25	44,644
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	250	277,946
3.13%, 02/17/29 (Call 11/17/28)	GBP	100	127,134
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	300	329,934

Security		Par (000)	Value

United States (continued)
1.13%, 03/07/27 (Call 12/07/26)	EUR	420	$482,719
1.75%, 07/02/49 (Call 01/02/49)	EUR	200	227,152
Merck & Co. Inc., 0.50%, 11/02/24 (Call 08/02/24)	EUR	450	500,199
Metropolitan Life Global Funding I
0.88%, 01/20/22(a)	EUR	370	408,268
3.50%, 09/30/26(a)	GBP	400	556,018
Microsoft Corp., 2.13%, 12/06/21 (Call 09/06/21)	EUR	310	349,729
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	150	159,774
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	51,811
1.63%, 01/20/23 (Call 10/20/22)	EUR	300	337,869
1.63%, 03/08/27 (Call 12/08/26)	EUR	181	205,616
Morgan Stanley
1.00%, 12/02/22	EUR	350	385,908
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	350	390,397
1.75%, 03/11/24	EUR	370	420,572
2.38%, 03/31/21	EUR	188	209,164
5.38%, 08/10/20	EUR	50	55,493
Series MPLE, 3.00%, 02/07/24	CAD	200	148,517
Mylan NV, 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	330	368,663
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	104,377
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	225,623
National Grid North America Inc., 0.75%, 08/08/23(a)	EUR	350	385,697
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	100	108,119
1.25%, 12/17/26(a)	GBP	110	135,573
1.63%, 12/15/23(a)	GBP	100	126,458
1.75%, 12/15/22(a)	GBP	134	170,005
Oracle Corp., 3.13%, 07/10/25	EUR	100	125,353
PepsiCo Inc.
1.13%, 03/18/31 (Call 12/18/30)	EUR	200	228,657
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	148,168
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	550	604,740
6.50%, 06/03/38(a)	GBP	150	334,397
Philip Morris International Inc.
0.80%, 08/01/31 (Call 05/01/31)	EUR	100	100,301
1.45%, 08/01/39 (Call 05/01/39)	EUR	100	98,202
1.88%, 03/03/21	EUR	240	264,936
2.00%, 05/09/36 (Call 02/09/36)	EUR	100	108,865
2.88%, 03/03/26	EUR	300	358,968
PPG Industries Inc., 0.88%, 03/13/22 (Call 12/13/21)	EUR	150	164,824
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	300	335,773
2.00%, 08/16/22(a)	EUR	200	228,913
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	100	131,050
Prologis Euro Finance LLC
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	208,486
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	115,852
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	100	104,163
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	196,950
Simon International Finance SCA, 1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	295,213
Southern Power Co., Series 2016, 1.00%, 06/20/22	EUR	300	331,245
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	260	324,573

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Thermo Fisher Scientific Inc.
0.50%, 03/01/28 (Call 12/01/27)	EUR	175	$186,755
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	227,003
1.45%, 03/16/27 (Call 12/16/26)	EUR	300	341,960
1.88%, 10/01/49 (Call 04/01/49)	EUR	200	221,334
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	150	231,363
Toyota Motor Credit Corp.
0.63%, 11/21/24(a)	EUR	320	348,530
0.75%, 07/21/22(a)	EUR	370	406,221
1.00%, 03/09/21(a)	EUR	50	54,918
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	401,419
5.13%, 02/12/50(a)	GBP	50	99,748
Verizon Communications Inc.
0.88%, 04/02/25	EUR	490	554,510
1.00%, 11/30/27(a)	CHF	200	214,976
1.38%, 11/02/28	EUR	500	587,809
3.38%, 10/27/36	GBP	200	301,208
4.05%, 02/17/25(a)	AUD	200	142,382
Series 20Y, 2.88%, 01/15/38	EUR	200	272,241
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	222,902
Walmart Inc.
4.88%, 09/21/29	EUR	150	224,691
5.63%, 03/27/34	GBP	250	484,296
5.75%, 12/19/30	GBP	25	45,829
Wells Fargo &Co.
0.50%, 04/26/24(a)	EUR	350	376,708
1.00%, 02/02/27(a)	EUR	200	218,214
1.00%, 05/04/30 (Call 05/04/29)(a)(b)	EUR	150	166,769
1.38%, 06/30/22(a)	GBP	250	312,720
1.38%, 10/26/26(a)	EUR	450	502,215
1.50%, 09/12/22(a)	EUR	340	378,197
1.50%, 05/24/27(a)	EUR	150	168,389
2.00%, 07/28/25(a)	GBP	130	163,702
2.25%, 09/03/20(a)	EUR	100	110,157
2.25%, 05/02/23(a)	EUR	100	114,123
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	74,363
3.50%, 09/12/29(a)	GBP	250	350,659
3.87%, 05/21/25	CAD	25	18,807
Series MPLE, 2.09%, 04/25/22	CAD	200	144,825
Wells Fargo Bank N.A., 5.25%, 08/01/23(a)	GBP	150	207,989
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	100	143,189
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	100	109,497
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	100	98,875
2.25%, 07/19/24 (Call 05/19/24)	EUR	100	110,161

			56,996,414

Total Corporate Bonds & Notes — 22.2% (Cost: $500,985,571)			489,538,981

Foreign Government Obligations

Australia — 2.2%
Australia Government Bond
1.50%, 06/21/31(a)	AUD	700	485,572
2.00%, 12/21/21(a)	AUD	2,650	1,785,026
2.25%, 11/21/22	AUD	1,210	832,620

Security		Par (000)	Value

Australia (continued)
2.25%, 05/21/28(a)	AUD	3,730	$2,730,826
2.50%, 05/21/30(a)	AUD	2,262	1,712,919
2.75%, 04/21/24(a)	AUD	2,390	1,714,697
2.75%, 11/21/27(a)	AUD	3,320	2,504,688
2.75%, 11/21/28(a)	AUD	1,780	1,354,960
2.75%, 11/21/29(a)	AUD	2,960	2,277,415
2.75%, 06/21/35(a)	AUD	1,200	952,730
2.75%, 05/21/41(a)	AUD	1,010	800,367
3.00%, 03/21/47(a)	AUD	960	811,774
3.25%, 04/21/25(a)	AUD	3,660	2,729,706
3.25%, 04/21/29(a)	AUD	2,080	1,649,438
3.25%, 06/21/39(a)	AUD	660	559,270
3.75%, 04/21/37(a)	AUD	630	562,205
4.25%, 04/21/26(a)	AUD	2,950	2,355,029
4.50%, 04/21/33(a)	AUD	1,050	976,371
4.75%, 04/21/27(a)	AUD	2,100	1,763,367
5.50%, 04/21/23(a)	AUD	1,600	1,209,833
5.75%, 05/15/21(a)	AUD	3,330	2,304,180
5.75%, 07/15/22(a)	AUD	3,700	2,715,742
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	113,248
1.75%, 10/23/31	AUD	300	193,527
2.50%, 05/21/26(a)	AUD	60	42,889
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	338,729
New South Wales Treasury Corp.
1.25%, 03/20/25(a)	AUD	1,140	764,271
2.00%, 03/20/31	AUD	400	271,064
3.00%, 05/20/27(a)	AUD	100	73,992
3.00%, 03/20/28	AUD	540	400,573
3.00%, 11/15/28(a)	AUD	200	149,661
3.00%, 04/20/29(a)	AUD	750	558,492
4.00%, 04/20/23	AUD	500	360,930
4.00%, 05/20/26(a)	AUD	700	541,341
5.00%, 08/20/24	AUD	150	116,217
6.00%, 05/01/20(a)	AUD	50	32,735
6.00%, 03/01/22	AUD	300	216,310
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	265,075
2.50%, 11/21/22	AUD	300	204,557
2.75%, 04/21/27	AUD	100	71,760
Queensland Treasury Corp.
1.75%, 08/21/31(g)	AUD	200	131,723
2.75%, 08/20/27(g)	AUD	950	693,528
3.00%, 03/22/24(g)	AUD	1,650	1,179,725
3.25%, 07/21/28(g)	AUD	200	151,335
3.25%, 08/21/29(g)	AUD	342	259,654
3.50%, 08/21/30(g)	AUD	600	467,000
4.20%, 02/20/47(g)	AUD	300	262,019
4.25%, 07/21/23(g)	AUD	150	109,805
4.75%, 07/21/25(g)	AUD	680	536,644
5.75%, 07/22/24(a)	AUD	400	317,875
6.00%, 07/21/22(a)	AUD	170	124,894
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	67,020
2.75%, 05/24/30	AUD	500	361,525
3.00%, 09/20/27(a)	AUD	350	258,819
5.00%, 05/20/21	AUD	80	54,885

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	200	$134,303
4.00%, 06/11/24(a)	AUD	40	29,475
Treasury Corp. of Victoria
1.75%, 07/27/21(a)	AUD	200	133,089
2.25%, 11/20/34	AUD	800	543,956
2.50%, 10/22/29	AUD	700	503,807
3.00%, 10/20/28(a)	AUD	500	373,768
5.50%, 12/17/24	AUD	490	391,774
6.00%, 10/17/22	AUD	380	282,653
Western Australian Treasury Corp.
2.50%, 07/22/20(a)	AUD	150	98,692
2.50%, 07/23/24(a)	AUD	100	70,587
2.75%, 10/20/22(a)	AUD	800	553,127
2.75%, 07/24/29(a)	AUD	600	437,880
3.00%, 10/21/26(a)	AUD	150	110,829
3.00%, 10/21/27(a)	AUD	40	29,689
3.25%, 07/20/28(a)	AUD	500	378,201
5.00%, 07/23/25(a)	AUD	50	39,891

			48,592,278

Austria — 1.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	447,250
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(c)	EUR	150	159,608
Republic of Austria Government Bond
0.00%, 09/20/22(c)(g)	EUR	300	333,588
0.00%, 07/15/23(c)(g)	EUR	700	781,293
0.00%, 07/15/24(c)(g)	EUR	420	470,220
0.00%, 02/20/30(c)(g)	EUR	820	913,576
0.50%, 04/20/27(g)	EUR	1,270	1,471,724
0.50%, 02/20/29(g)	EUR	1,250	1,457,570
0.75%, 10/20/26(g)	EUR	1,720	2,023,834
0.75%, 02/20/28(g)	EUR	600	709,965
1.20%, 10/20/25(g)	EUR	1,687	2,016,786
1.50%, 02/20/47(g)	EUR	501	729,573
1.50%, 11/02/86(g)	EUR	170	282,869
1.65%, 10/21/24(g)	EUR	734	883,019
2.10%, 12/31/2117(g)	EUR	510	1,124,479
2.40%, 05/23/34(g)	EUR	716	1,046,593
3.15%, 06/20/44(g)	EUR	640	1,200,343
3.40%, 11/22/22(g)	EUR	1,194	1,443,497
3.65%, 04/20/22(g)	EUR	465	552,652
3.80%, 01/26/62(g)	EUR	365	932,737
4.15%, 03/15/37(g)	EUR	883	1,634,686
4.85%, 03/15/26(g)	EUR	350	503,537
6.25%, 07/15/27	EUR	344	555,537

			21,674,936

Belgium — 1.7%
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	126,203
1.50%, 04/11/44(a)	EUR	100	127,681
Kingdom of Belgium Government Bond
0.10%, 06/22/30(a)	EUR	600	665,756
0.20%, 10/22/23(g)	EUR	860	965,413
0.40%, 06/22/40	EUR	570	614,263
0.50%, 10/22/24(g)	EUR	1,100	1,256,071
0.80%, 06/22/27(g)	EUR	1,560	1,836,152
0.80%, 06/22/28(g)	EUR	1,914	2,263,885

Security		Par (000)	Value

Belgium (continued)
0.90%, 06/22/29(g)	EUR	910	$1,088,212
1.00%, 06/22/26(g)	EUR	1,310	1,551,438
1.00%, 06/22/31(g)	EUR	1,010	1,224,854
1.45%, 06/22/37(g)	EUR	650	841,989
1.60%, 06/22/47(g)	EUR	815	1,124,335
1.70%, 06/22/50(g)	EUR	620	881,168
1.90%, 06/22/38(g)	EUR	720	997,576
2.15%, 06/22/66(g)	EUR	494	844,217
2.25%, 06/22/23(a)	EUR	1,261	1,503,184
2.25%, 06/22/57(g)	EUR	317	526,596
2.60%, 06/22/24(g)	EUR	1,792	2,214,739
3.00%, 06/22/34(g)	EUR	1,660	2,532,331
3.75%, 06/22/45(a)	EUR	992	1,913,001
4.00%, 03/28/22	EUR	823	980,920
4.00%, 03/28/32(a)	EUR	1,970	3,162,752
4.25%, 09/28/22(g)	EUR	670	820,130
4.25%, 03/28/41(g)	EUR	1,132	2,170,359
4.50%, 03/28/26(g)	EUR	1,590	2,244,340
5.00%, 03/28/35(g)	EUR	560	1,041,364
5.50%, 03/28/28	EUR	569	906,719
Series 86, 1.25%, 04/22/33(a)	EUR	690	866,279

			37,291,927

Bulgaria — 0.0%
Bulgaria Government International Bond
2.95%, 09/03/24(a)	EUR	400	478,283
3.00%, 03/21/28(a)	EUR	100	124,048
3.13%, 03/26/35(a)	EUR	100	127,969

			730,300

Canada — 4.4%
Canada Housing Trust No. 1
1.15%, 12/15/21(g)	CAD	200	145,700
1.20%, 06/15/20(g)	CAD	100	72,078
1.25%, 06/15/21(g)	CAD	880	639,914
1.50%, 12/15/21(g)	CAD	200	146,509
1.75%, 06/15/22(g)	CAD	1,750	1,293,610
1.90%, 09/15/26(g)	CAD	160	122,611
1.95%, 12/15/25(g)	CAD	210	160,581
2.25%, 12/15/25(g)	CAD	100	77,647
2.35%, 06/15/23(g)	CAD	4,770	3,618,977
2.35%, 06/15/27(g)	CAD	700	553,715
2.35%, 03/15/28(g)	CAD	350	278,551
2.55%, 12/15/23(g)	CAD	800	614,744
2.55%, 03/15/25(g)	CAD	910	710,959
2.65%, 03/15/28(g)	CAD	200	162,429
2.65%, 12/15/28(g)	CAD	920	753,334
2.90%, 06/15/24(g)	CAD	1,350	1,057,655
3.15%, 09/15/23(g)	CAD	1,500	1,170,031
Canadian Government Bond
0.50%, 03/01/22	CAD	1,220	881,725
0.75%, 09/01/21	CAD	3,840	2,781,239
1.00%, 09/01/22	CAD	2,100	1,536,896
1.25%, 11/01/21	CAD	4,000	2,920,422
1.25%, 03/01/25	CAD	5,870	4,399,446
1.50%, 08/01/21	CAD	5,000	3,653,587
1.50%, 09/01/24	CAD	1,630	1,229,409
1.75%, 03/01/23	CAD	645	483,447
2.00%, 09/01/23	CAD	1,850	1,405,198
2.00%, 12/01/51	CAD	1,270	1,126,939
2.50%, 06/01/24	CAD	714	558,323

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
2.75%, 06/01/22	CAD	1,000	$756,780
2.75%, 12/01/48	CAD	1,650	1,659,492
2.75%, 12/01/64	CAD	230	260,779
3.50%, 12/01/45	CAD	1,144	1,259,401
4.00%, 06/01/41	CAD	2,150	2,406,399
5.00%, 06/01/37	CAD	2,120	2,507,673
5.75%, 06/01/33	CAD	1,590	1,859,211
City of Montreal Canada
3.00%, 09/01/27	CAD	300	237,531
3.15%, 12/01/36	CAD	250	200,013
3.50%, 09/01/23	CAD	60	46,732
City of Ottawa Ontario, 3.10%, 07/27/48	CAD	100	80,175
City of Toronto Canada
2.40%, 06/07/27	CAD	250	191,582
2.80%, 11/22/49	CAD	200	152,502
2.95%, 04/28/35	CAD	50	39,308
3.20%, 08/01/48	CAD	100	81,778
3.50%, 12/06/21	CAD	400	300,613
CPPIB Capital Inc., 1.95%, 09/30/29(a)	CAD	500	378,545
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	673,695
Hydro-Quebec
4.00%, 02/15/55	CAD	690	725,227
5.00%, 02/15/45	CAD	400	443,901
5.00%, 02/15/50	CAD	820	960,574
6.50%, 02/15/35	CAD	400	457,975
9.63%, 07/15/22	CAD	320	275,519
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(g)	CAD	300	273,018
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	223,729
2.15%, 06/03/24	CAD	1,180	890,121
Muskrat Falls/Labrador Transmission Assets Funding Trust, Series A 3.63%, 06/01/29(g)	CAD	300	260,668
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	305,430
OPB Finance Trust, Series F 2.98%, 01/25/27 (Call 10/25/26)	CAD	200	156,878
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	224,970
1.60%, 09/01/22	CAD	250	183,939
2.05%, 06/01/30	CAD	600	446,254
2.20%, 06/01/26	CAD	100	75,768
2.35%, 06/01/25	CAD	50	38,064
2.55%, 12/15/22	CAD	200	150,819
2.55%, 06/01/27	CAD	580	448,512
2.90%, 12/01/28	CAD	550	438,159
2.90%, 09/20/29	CAD	300	239,659
3.05%, 12/01/48	CAD	500	399,798
3.10%, 06/01/50	CAD	400	326,105
3.30%, 12/01/46	CAD	490	405,646
3.45%, 12/01/43	CAD	25	21,032
3.90%, 12/01/33	CAD	200	175,934
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR	300	346,179
2.20%, 06/18/30	CAD	1,540	1,196,886
2.30%, 06/18/26	CAD	200	154,488
2.55%, 06/18/27	CAD	300	236,225
2.80%, 06/18/48	CAD	580	478,302
2.85%, 06/18/25	CAD	50	39,386
2.95%, 12/18/28	CAD	200	163,620
2.95%, 06/18/50	CAD	100	85,982

Security		Par (000)	Value

Canada (continued)
3.25%, 12/18/21	CAD	650	$488,950
3.30%, 12/18/23	CAD	400	314,214
4.30%, 06/18/42	CAD	210	210,354
4.95%, 06/18/40	CAD	170	181,517
5.00%, 06/18/31	CAD	120	117,873
6.35%, 06/18/31	CAD	40	43,304
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP	100	126,442
2.45%, 06/02/25	CAD	50	38,451
2.60%, 06/02/27	CAD	200	156,600
2.85%, 09/05/46	CAD	190	149,703
3.00%, 06/02/28	CAD	300	242,080
3.20%, 03/05/50	CAD	230	197,117
3.25%, 09/05/29	CAD	600	497,582
3.40%, 09/05/48	CAD	280	245,310
4.10%, 03/05/41	CAD	400	372,791
4.15%, 06/03/20	CAD	50	36,110
4.60%, 03/05/38	CAD	70	68,306
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	570	439,002
2.60%, 08/14/26	CAD	200	156,128
2.85%, 06/02/23	CAD	50	38,258
3.05%, 08/14/50	CAD	200	165,382
3.10%, 08/14/28	CAD	200	162,495
3.10%, 08/14/48	CAD	100	82,271
3.55%, 06/03/43	CAD	210	181,725
3.80%, 08/14/45	CAD	200	181,544
4.50%, 06/02/20	CAD	40	28,893
4.55%, 03/26/37	CAD	60	57,271
Province of Newfoundland and Labrador Canada
2.30%, 06/02/25	CAD	500	376,965
2.85%, 06/02/29	CAD	670	523,053
3.00%, 06/02/26	CAD	130	101,771
3.30%, 10/17/46	CAD	250	195,680
3.70%, 10/17/48	CAD	120	101,901
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	600	456,042
3.15%, 12/01/51	CAD	300	259,219
3.50%, 06/02/62	CAD	30	28,914
4.40%, 06/01/42	CAD	20	19,699
4.70%, 06/01/41	CAD	200	202,552
Province of Ontario Canada
0.38%, 06/14/24(a)	EUR	200	222,677
0.63%, 04/17/25(a)	EUR	200	225,634
1.35%, 03/08/22	CAD	1,090	796,050
1.95%, 01/27/23	CAD	150	111,736
2.05%, 06/02/30	CAD	500	382,084
2.30%, 09/08/24	CAD	300	228,829
2.40%, 06/02/26	CAD	2,860	2,216,117
2.60%, 09/08/23	CAD	1,000	763,642
2.60%, 06/02/25	CAD	250	194,267
2.60%, 06/02/27	CAD	700	551,584
2.65%, 02/05/25	CAD	1,000	777,091
2.70%, 06/02/29	CAD	710	570,387
2.80%, 06/02/48	CAD	1,040	851,917
2.85%, 06/02/23	CAD	1,550	1,188,231
2.90%, 06/02/28	CAD	500	404,111
2.90%, 12/02/46	CAD	1,130	934,191
2.90%, 06/02/49	CAD	1,450	1,214,547
3.00%, 09/28/20(a)	EUR	50	55,447

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.45%, 06/02/45	CAD	990	$888,737
3.50%, 06/02/24	CAD	470	374,037
3.50%, 06/02/43	CAD	2,100	1,880,891
4.00%, 06/02/21	CAD	600	448,388
4.20%, 06/02/20	CAD	50	36,109
4.60%, 06/02/39	CAD	400	403,499
4.65%, 06/02/41	CAD	1,600	1,650,640
4.70%, 06/02/37	CAD	883	885,003
5.60%, 06/02/35	CAD	500	536,452
5.85%, 03/08/33	CAD	290	309,572
6.20%, 06/02/31	CAD	580	620,259
6.50%, 03/08/29	CAD	50	51,300
Province of Quebec Canada
0.88%, 01/15/25(a)	EUR	100	114,165
0.88%, 05/04/27(a)	EUR	550	636,325
1.50%, 12/15/23(a)	GBP	200	259,715
1.65%, 03/03/22	CAD	400	293,934
2.25%, 02/22/24	CAD	400	303,645
2.30%, 09/01/29	CAD	2,010	1,572,169
2.45%, 03/01/23	CAD	1,000	756,550
2.50%, 09/01/26	CAD	800	625,612
2.60%, 07/06/25	CAD	300	233,808
2.75%, 09/01/25	CAD	250	196,413
2.75%, 09/01/27	CAD	500	399,363
2.75%, 09/01/28	CAD	590	474,413
3.00%, 09/01/23	CAD	50	38,676
3.10%, 12/01/51	CAD	460	408,835
3.50%, 12/01/45	CAD	860	784,028
3.50%, 12/01/48	CAD	1,370	1,276,918
3.75%, 09/01/24	CAD	100	80,762
4.25%, 12/01/21	CAD	200	152,448
4.50%, 12/01/20	CAD	50	36,856
5.00%, 12/01/38	CAD	950	1,001,277
5.00%, 12/01/41	CAD	790	855,671
5.75%, 12/01/36	CAD	50	55,524
6.25%, 06/01/32	CAD	110	119,966
Province of Saskatchewan Canada
2.20%, 06/02/30	CAD	400	305,529
2.65%, 06/02/27	CAD	450	352,720
2.75%, 12/02/46	CAD	300	230,788
3.10%, 06/02/50	CAD	100	83,407
3.20%, 06/03/24	CAD	20	15,697
3.30%, 06/02/48	CAD	200	170,451
3.40%, 02/03/42	CAD	100	84,323
3.90%, 06/02/45	CAD	150	138,094
4.75%, 06/01/40	CAD	100	100,004
PSP Capital Inc.
1.73%, 06/21/22(a)	CAD	300	221,062
3.00%, 11/05/25(a)	CAD	200	158,979
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	88,920
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	38,719
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	204,705

			96,786,021

Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	1,064,681
4.70%, 09/01/30(g)	CLP	350,000	495,457
5.00%, 03/01/35	CLP	600,000	898,930

Security		Par (000)	Value

Chile (continued)
5.10%, 07/15/50	CLP	250,000	$396,321
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	100,220
1.25%, 01/29/40 (Call 10/31/39)	EUR	200	187,844
1.63%, 01/30/25	EUR	100	112,324
1.75%, 01/20/26	EUR	300	338,401

			3,594,178

China — 9.6%
Agricultural Development Bank of China
3.20%, 04/03/22	CNY	16,000	2,335,920
3.30%, 11/21/21	CNY	13,000	1,890,790
3.51%, 04/03/24	CNY	22,000	3,282,789
3.55%, 11/21/23	CNY	24,000	3,576,091
3.63%, 07/19/26	CNY	17,800	2,663,438
3.75%, 01/25/29	CNY	16,000	2,395,053
3.83%, 01/06/24	CNY	12,300	1,850,048
3.85%, 01/06/27	CNY	13,100	1,981,938
3.95%, 02/26/31	CNY	10,000	1,519,743
4.00%, 11/12/25	CNY	7,000	1,072,031
4.24%, 06/01/21	CNY	8,000	1,168,957
4.37%, 05/25/23	CNY	12,000	1,827,126
4.39%, 09/08/27	CNY	6,800	1,062,776
4.65%, 05/11/28	CNY	18,000	2,863,411
China Development Bank
0.38%, 11/16/21(a)	EUR	150	164,794
0.63%, 12/12/22(a)	EUR	300	329,664
1.25%, 01/21/23(a)	GBP	100	125,068
3.03%, 01/18/22	CNY	40,000	5,811,413
3.05%, 08/25/26	CNY	16,000	2,326,084
3.24%, 02/25/23	CNY	15,600	2,296,660
3.42%, 07/02/24	CNY	33,800	5,035,515
3.48%, 01/08/29	CNY	24,800	3,650,468
3.68%, 09/07/21	CNY	20,000	2,919,759
3.76%, 08/14/23	CNY	29,000	4,350,976
3.80%, 01/25/36	CNY	26,000	3,860,435
3.85%, 01/09/24	CNY	15,000	2,255,689
4.04%, 07/06/28	CNY	27,600	4,222,211
4.15%, 10/26/25	CNY	38,000	5,862,713
4.25%, 04/13/22	CNY	7,600	1,130,900
4.73%, 08/24/21	CNY	12,000	1,772,900
4.73%, 04/02/25	CNY	12,500	1,970,188
4.88%, 02/09/28	CNY	53,900	8,690,305
5.25%, 06/24/28	CNY	10,000	1,657,844
5.90%, 01/20/24	CNY	18,700	3,001,547
China Government Bond
1.99%, 04/09/25	CNY	15,000	2,146,154
2.65%, 07/14/21	CNY	15,000	2,161,707
2.69%, 11/14/21	CNY	1,000	144,707
2.69%, 03/07/22	CNY	81,000	11,758,818
2.70%, 11/03/26	CNY	5,000	722,850
2.75%, 03/17/23	CNY	11,600	1,698,340
2.75%, 09/01/23	CNY	20,000	2,928,400
2.79%, 11/17/23	CNY	10,000	1,469,682
2.90%, 05/05/26	CNY	18,000	2,646,295
3.13%, 04/13/22	CNY	7,500	1,098,256
3.17%, 10/11/21	CNY	43,000	6,266,396
3.17%, 04/19/23	CNY	14,200	2,103,322
3.19%, 04/11/24	CNY	69,500	10,407,254
3.22%, 12/06/25	CNY	30,000	4,510,996
3.25%, 11/22/28	CNY	36,000	5,372,806

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
3.29%, 05/23/29	CNY	39,700	$5,953,018
3.30%, 07/12/23	CNY	24,000	3,587,446
3.40%, 02/09/27	CNY	12,000	1,814,530
3.52%, 04/25/46	CNY	8,000	1,156,662
3.54%, 08/16/28	CNY	20,000	3,050,026
3.57%, 06/22/24	CNY	20,000	3,039,232
3.61%, 06/07/25	CNY	10,000	1,538,187
3.69%, 05/17/28	CNY	10,000	1,537,068
3.74%, 09/22/35	CNY	4,000	617,485
3.97%, 07/23/48	CNY	36,600	5,742,892
4.00%, 06/24/69	CNY	26,000	4,198,392
4.05%, 07/24/47	CNY	18,400	2,914,323
4.08%, 10/22/48	CNY	34,800	5,553,132
4.09%, 04/27/35	CNY	6,100	978,734
4.22%, 03/19/48	CNY	4,000	653,086
4.50%, 06/23/41	CNY	4,000	674,255
China Government International Bond, 1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	208,221
Export-Import Bank of China (The)
0.75%, 05/28/23(a)	EUR	100	109,945
3.28%, 02/11/24	CNY	52,700	7,788,747
3.74%, 09/25/21	CNY	31,000	4,526,241
3.86%, 05/20/29	CNY	13,700	2,069,570
3.87%, 09/14/25	CNY	5,000	758,328
3.88%, 01/12/36	CNY	2,700	403,748
4.37%, 06/19/23	CNY	7,000	1,066,359
4.46%, 04/02/21	CNY	10,000	1,458,378
4.89%, 03/26/28	CNY	21,800	3,518,862

			211,278,094

Colombia — 0.0%
Colombia Government International Bond, 3.88%, 03/22/26 (Call 12/22/25)	EUR	100	114,471

Croatia — 0.0%
Croatia Government International Bond
2.70%, 06/15/28(a)	EUR	300	347,484
2.75%, 01/27/30(a)	EUR	250	290,350

			637,834

Cyprus — 0.0%
Cyprus Government International Bond
1.25%, 01/21/40(a)	EUR	250	232,297
2.38%, 09/25/28(a)	EUR	400	452,074
4.25%, 11/04/25(a)	EUR	300	372,831

			1,057,202

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	13,470	541,040
0.95%, 05/15/30(a)	CZK	10,500	413,781
1.00%, 06/26/26(a)	CZK	7,000	281,533
2.00%, 10/13/33	CZK	7,000	302,664
2.50%, 08/25/28(a)	CZK	14,600	654,536
2.75%, 07/23/29	CZK	13,480	618,949
3.63%, 04/14/21(a)	EUR	50	56,602
3.85%, 09/29/21(a)	CZK	9,450	400,757
4.20%, 12/04/36(a)	CZK	3,700	210,230
4.70%, 09/12/22(a)	CZK	4,000	177,694
5.70%, 05/25/24(a)	CZK	11,440	555,187
Czech Republic International, 3.88%, 05/24/22(a)	EUR	200	236,072

			4,449,045

Security		Par (000)	Value

Denmark — 0.5%
Denmark Government Bond
0.25%, 11/15/22(g)	DKK	11,000	$1,649,552
0.50%, 11/15/27	DKK	9,000	1,417,041
0.50%, 11/15/29(g)	DKK	4,880	774,893
1.50%, 11/15/23	DKK	5,618	886,569
1.75%, 11/15/25	DKK	5,780	958,073
3.00%, 11/15/21	DKK	7,158	1,108,533
4.50%, 11/15/39	DKK	10,298	2,872,490
7.00%, 11/10/24	DKK	1,500	296,630
Kommunekredit
0.50%, 01/24/25(a)	EUR	300	340,255
0.63%, 05/11/26(a)	EUR	300	345,351
0.75%, 05/18/27(a)	EUR	120	139,986

			10,789,373

Finland — 0.5%
Finland Government Bond
0.00%, 04/15/22(c)(g)	EUR	600	665,552
0.50%, 04/15/26(g)	EUR	691	798,873
0.50%, 09/15/27(g)	EUR	680	789,164
0.50%, 09/15/28(g)	EUR	661	769,540
0.50%, 09/15/29(g)	EUR	660	770,298
0.75%, 04/15/31(g)	EUR	58	69,724
0.88%, 09/15/25(g)	EUR	570	669,703
1.13%, 04/15/34(g)	EUR	520	658,936
1.38%, 04/15/47(g)	EUR	258	371,540
1.50%, 04/15/23(g)	EUR	650	756,627
1.63%, 09/15/22(g)	EUR	1,050	1,212,180
2.00%, 04/15/24(g)	EUR	551	665,859
2.63%, 07/04/42(g)	EUR	535	907,961
2.75%, 07/04/28(g)	EUR	157	214,846
Finnvera OYJ
0.75%, 08/07/28(a)	EUR	200	235,487
1.13%, 05/17/32(a)	EUR	100	124,329
Municipality Finance PLC
0.13%, 03/07/24(a)	EUR	300	333,719
0.75%, 09/07/27(a)	EUR	150	175,132
1.25%, 02/23/33(a)	EUR	200	251,978

			10,441,448

France — 7.8%
Action Logement Services, 0.50%, 10/30/34(a)	EUR	200	220,896
Agence Francaise de Developpement EPIC
0.25%, 07/21/26(a)	EUR	700	781,967
0.25%, 06/29/29(a)	EUR	500	551,861
0.38%, 04/30/24(a)	EUR	300	337,022
0.50%, 10/25/22(a)	EUR	200	223,695
1.00%, 01/31/28(a)	EUR	200	234,850
1.38%, 07/05/32(a)	EUR	100	122,759
1.50%, 10/31/34(a)	EUR	100	124,585
Agence France Locale, 0.50%, 06/20/24(a)	EUR	100	112,825
Bpifrance Financement SA
0.05%, 09/26/29(a)	EUR	300	326,359
0.13%, 11/25/20(a)	EUR	100	109,781
0.25%, 02/14/23(a)	EUR	900	1,001,256
0.75%, 10/25/21(a)	EUR	100	111,170
0.75%, 11/25/24(a)	EUR	100	114,335
0.88%, 09/26/28(a)	EUR	200	234,258
1.00%, 05/25/27(a)	EUR	100	117,077
1.88%, 05/25/30(a)	EUR	200	256,202

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Caisse d’Amortissement de la Dette Sociale
0.13%, 11/25/22(a)	EUR	400	$444,179
0.13%, 10/25/23(a)	EUR	1,000	1,115,190
1.38%, 11/25/24(a)	EUR	1,250	1,476,355
2.50%, 10/25/22	EUR	50	58,755
3.38%, 04/25/21(a)	EUR	400	453,984
4.00%, 12/15/25(a)	EUR	540	733,472
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24(a)	CHF	150	171,430
2.50%, 03/29/21(a)	CHF	500	530,949
3.50%, 06/22/20	EUR	150	165,112
3.90%, 01/18/21	EUR	250	281,744
4.00%, 06/17/22	EUR	150	179,009
4.30%, 02/24/23	EUR	300	370,272
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	110,781
Caisse Francaise de Financement Local
0.10%, 11/13/29(a)	EUR	200	219,581
0.20%, 04/27/23(a)	EUR	400	443,487
0.38%, 05/11/24(a)	EUR	100	112,094
0.38%, 02/13/40(a)	EUR	200	217,892
0.50%, 02/19/27(a)	EUR	300	340,613
0.63%, 04/13/26(a)	EUR	200	228,221
0.75%, 01/11/27(a)	EUR	100	115,495
0.75%, 09/27/27(a)	EUR	200	231,599
1.45%, 01/16/34(a)	EUR	300	383,142
5.38%, 07/08/24(a)	EUR	100	135,053
City of Paris France, 1.38%, 11/20/34(a)	EUR	100	124,157
French Republic Government Bond OAT
0.00%, 02/25/22(a)(c)	EUR	3,300	3,655,767
0.00%, 05/25/22(a)(c)	EUR	8,816	9,785,266
0.00%, 03/25/23(a)(c)	EUR	3,500	3,901,327
0.00%, 03/25/24(a)(c)	EUR	3,590	4,018,043
0.00%, 03/25/25(a)(c)	EUR	4,280	4,799,080
0.00%, 02/25/26(c)	EUR	2,050	2,294,493
0.00%, 11/25/29(a)(c)	EUR	5,750	6,365,173
0.25%, 11/25/26(a)	EUR	4,514	5,134,040
0.50%, 05/25/25(a)	EUR	4,897	5,633,745
0.50%, 05/25/26(a)	EUR	3,060	3,532,337
0.50%, 05/25/29(a)	EUR	800	928,753
0.75%, 05/25/28(a)	EUR	800	946,339
0.75%, 11/25/28(a)	EUR	2,500	2,963,334
0.75%, 05/25/52(g)	EUR	740	841,735
1.00%, 11/25/25(a)	EUR	1,800	2,129,145
1.00%, 05/25/27(a)	EUR	3,550	4,248,295
1.25%, 05/25/34(a)	EUR	6,700	8,442,588
1.25%, 05/25/36(g)	EUR	2,290	2,899,848
1.50%, 05/25/31(a)	EUR	3,010	3,855,471
1.50%, 05/25/50(g)	EUR	2,090	2,865,385
1.75%, 05/25/23(a)	EUR	6,130	7,205,868
1.75%, 11/25/24(a)	EUR	2,950	3,570,630
1.75%, 06/25/39(g)	EUR	1,500	2,070,511
1.75%, 05/25/66(g)	EUR	1,295	2,022,345
2.00%, 05/25/48(g)	EUR	2,254	3,394,583
2.25%, 10/25/22(a)	EUR	2,223	2,610,745
2.25%, 05/25/24(a)	EUR	2,126	2,597,445
2.50%, 05/25/30(a)	EUR	2,700	3,734,017
2.75%, 10/25/27(a)	EUR	3,500	4,716,531
3.00%, 04/25/22(a)	EUR	4,230	4,968,093
3.25%, 10/25/21(a)	EUR	2,250	2,604,872

Security		Par (000)	Value

France (continued)
3.25%, 05/25/45(a)	EUR	1,700	$3,071,702
3.50%, 04/25/26(a)	EUR	1,153	1,559,380
4.00%, 10/25/38(a)	EUR	2,093	3,807,138
4.00%, 04/25/55(a)	EUR	1,338	3,020,463
4.00%, 04/25/60(a)	EUR	1,680	4,002,594
4.25%, 10/25/23(a)	EUR	2,000	2,565,170
4.50%, 04/25/41(a)	EUR	3,079	6,163,011
4.75%, 04/25/35(a)	EUR	1,688	3,100,493
5.50%, 04/25/29(a)	EUR	1,650	2,736,783
5.75%, 10/25/32(a)	EUR	1,678	3,145,257
6.00%, 10/25/25(a)	EUR	298	442,784
Regie Autonome des Transports Parisiens
0.88%, 05/25/27(a)	EUR	400	463,689
2.88%, 09/09/22(a)	EUR	50	58,895
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	200	227,165
SA de Gestion de Stocks de Securite, 0.63%, 10/20/28(a)	EUR	200	228,068
SFIL SA
0.00%, 05/24/24(a)(c)	EUR	400	442,102
0.10%, 10/18/22(a)	EUR	100	110,735
SNCF Reseau
0.75%, 05/25/36(a)	EUR	200	226,366
0.88%, 01/22/29(a)	EUR	300	349,616
2.63%, 12/29/25(a)	EUR	300	379,397
Societe Du Grand Paris EPIC, 1.13%, 05/25/34(a)	EUR	400	481,656
UNEDIC ASSEO
0.13%, 05/25/22(a)	EUR	600	663,535
0.13%, 11/25/24	EUR	200	222,260
0.30%, 11/04/21(a)	EUR	100	110,530
0.50%, 03/20/29(a)	EUR	500	568,510
0.63%, 02/17/25(a)	EUR	100	114,078
0.63%, 03/03/26(a)	EUR	600	686,530
0.88%, 10/25/22(a)	EUR	300	338,648
1.25%, 05/25/33(a)	EUR	200	245,807
1.50%, 04/20/32(a)	EUR	300	378,900

			172,270,530

Germany — 6.1%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	3,134	3,468,267
0.00%, 10/07/22(a)(c)	EUR	5,621	6,273,350
0.00%, 10/13/23(a)(c)	EUR	3,578	4,028,950
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	3,143	3,609,283
0.00%, 08/15/29(a)(c)	EUR	1,829	2,121,438
0.00%, 02/15/30(a)(c)	EUR	5,150	5,975,519
0.00%, 08/15/50(a)(c)	EUR	570	659,626
0.25%, 02/15/27(a)	EUR	4,161	4,871,147
0.25%, 08/15/28(a)	EUR	652	770,359
0.25%, 02/15/29(a)	EUR	2,020	2,392,891
0.50%, 02/15/25(a)	EUR	4,399	5,122,543
0.50%, 02/15/26(a)	EUR	2,380	2,802,585
0.50%, 02/15/28(a)	EUR	5,580	6,696,487
1.00%, 08/15/24(a)	EUR	568	670,856
1.00%, 08/15/25(a)	EUR	2,140	2,569,499
1.25%, 08/15/48(a)	EUR	1,431	2,230,687
1.50%, 02/15/23(a)	EUR	8,180	9,542,551
1.50%, 05/15/24(a)	EUR	1,500	1,797,699
1.75%, 07/04/22(a)	EUR	1,482	1,712,756
1.75%, 02/15/24(a)	EUR	1,515	1,822,048
2.00%, 01/04/22(a)	EUR	1,360	1,559,068

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
2.25%, 09/04/21(a)	EUR	1,621	$1,844,973
2.50%, 07/04/44(a)	EUR	3,208	5,944,234
2.50%, 08/15/46(a)	EUR	2,603	4,962,365
3.25%, 07/04/42(a)	EUR	1,300	2,589,671
4.00%, 01/04/37(a)	EUR	2,049	3,967,734
4.25%, 07/04/39(a)	EUR	1,279	2,690,939
4.75%, 07/04/34(a)	EUR	1,384	2,684,332
4.75%, 07/04/40(a)	EUR	1,820	4,129,722
5.50%, 01/04/31(a)	EUR	1,232	2,250,936
5.63%, 01/04/28(a)	EUR	294	481,639
6.25%, 01/04/30(a)	EUR	595	1,096,706
6.50%, 07/04/27(a)	EUR	229	383,735
Bundesschatzanweisungen
0.00%, 06/11/21(a)(c)	EUR	1,158	1,277,840
0.00%, 09/10/21(a)(c)	EUR	3,000	3,316,393
Free and Hanseatic City of Hamburg
0.50%, 04/27/26(a)	EUR	150	170,816
1.45%, 11/05/38(a)	EUR	100	134,266
1.88%, 09/26/22(a)	EUR	500	575,679
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20(a)	EUR	175	192,082
0.25%, 03/18/24	EUR	500	558,241
0.63%, 10/25/27(a)	EUR	100	115,497
0.63%, 02/13/29(a)	EUR	300	347,872
1.13%, 09/30/24(a)	EUR	200	232,355
1.75%, 06/13/22	EUR	500	570,925
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR	100	111,146
KfW, 4.00%, 02/27/25(a)	AUD	500	374,734
Land Baden-Wuerttemberg
0.63%, 01/16/25(a)	EUR	300	342,295
0.63%, 01/27/26(a)	EUR	100	114,744
0.80%, 04/05/28(a)	EUR	200	234,773
Land Berlin
0.25%, 04/22/25(a)	EUR	300	336,318
0.63%, 03/20/26(a)	EUR	100	114,817
0.63%, 02/08/27(a)	EUR	350	403,462
0.75%, 11/11/22(a)	EUR	500	561,922
0.75%, 09/08/23(a)	EUR	270	305,919
0.75%, 04/03/34(a)	EUR	100	118,740
1.00%, 05/19/32(a)	EUR	300	365,162
1.38%, 06/05/37(a)	EUR	420	552,546
1.50%, 08/28/20(a)	EUR	150	165,223
3.13%, 08/17/21(a)	EUR	30	34,321
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	67,249
0.50%, 03/02/27(a)	EUR	100	114,341
State of Brandenburg
0.25%, 10/19/26(a)	EUR	900	1,012,258
1.13%, 07/04/33(a)	EUR	100	124,358
State of Bremen
0.50%, 10/07/22(a)	EUR	100	111,534
0.55%, 02/04/50(a)	EUR	300	360,887
1.20%, 01/30/34(a)	EUR	200	250,556
State of Hesse
0.00%, 09/15/21(a)(c)	EUR	200	220,083
0.25%, 06/10/25(a)	EUR	1,000	1,121,587
0.38%, 07/04/22(a)	EUR	370	410,772
0.38%, 07/06/26	EUR	200	226,659
0.63%, 08/02/28(a)	EUR	250	289,682
0.75%, 08/04/36(a)	EUR	200	239,108

Security		Par (000)	Value

Germany (continued)
1.75%, 01/20/23(a)	EUR	50	$57,785
State of Lower Saxony
0.00%, 08/02/24(a)(c)	EUR	280	309,944
0.00%, 07/10/26(a)(c)	EUR	400	442,773
0.05%, 09/20/23(a)	EUR	1,000	1,106,965
0.38%, 01/09/26(a)	EUR	200	226,331
0.40%, 07/10/20(a)	EUR	50	54,841
0.50%, 06/08/26(a)	EUR	450	513,571
0.75%, 02/15/28(a)	EUR	520	607,807
State of North Rhine-Westphalia Germany
0.00%, 02/16/21(a)(c)	EUR	150	164,645
0.00%, 12/05/22(a)(c)	EUR	400	441,055
0.20%, 02/16/24(a)	EUR	310	345,353
0.25%, 03/13/26(a)	EUR	600	673,485
0.50%, 03/11/25(a)	EUR	300	340,048
0.50%, 04/16/26(a)	EUR	65	74,033
0.50%, 02/16/27(a)	EUR	500	571,193
0.50%, 11/25/39(a)	EUR	100	115,597
0.63%, 11/17/23(a)	EUR	500	564,605
0.63%, 07/21/31(a)	EUR	160	186,259
0.75%, 08/16/41(a)	EUR	50	60,779
0.80%, 07/30/49(a)	EUR	710	896,218
1.00%, 01/16/25(a)	EUR	300	347,684
1.10%, 03/13/34(a)	EUR	300	371,520
1.25%, 05/12/36(a)	EUR	200	257,032
1.38%, 01/15/2120(a)	EUR	110	156,416
1.45%, 02/16/43(a)	EUR	250	347,366
1.50%, 06/12/40(a)	EUR	200	274,395
1.55%, 06/16/48(a)	EUR	50	73,805
1.63%, 10/24/30(a)	EUR	320	408,769
1.65%, 05/16/47(a)	EUR	70	105,245
1.75%, 10/26/57(a)	EUR	180	301,533
1.75%, 07/11/68(a)	EUR	50	86,736
1.88%, 09/15/22(a)	EUR	650	748,453
1.95%, 09/26/78(a)	EUR	400	769,177
2.15%, 03/21/2119(a)	EUR	100	199,438
State of Rhineland-Palatinate
0.05%, 01/23/30(a)	EUR	200	220,201
0.38%, 01/26/27(a)	EUR	300	339,880
0.75%, 01/19/26(a)	EUR	500	577,081
State of Saxony-Anhalt, 0.50%, 06/25/27(a)	EUR	400	457,901
State of Schleswig-Holstein Germany
0.13%, 05/24/23(a)	EUR	200	221,765
0.20%, 08/15/39(a)	EUR	250	272,984
0.38%, 10/30/24	EUR	300	337,869

			134,530,294

Hungary — 0.2%
Hungary Government Bond
1.00%, 09/23/20	HUF	55,000	171,359
1.50%, 08/24/22	HUF	51,000	159,366
1.75%, 10/26/22	HUF	178,130	560,244
2.50%, 10/27/21	HUF	79,260	251,682
2.50%, 10/24/24	HUF	300,000	978,744
2.75%, 12/22/26	HUF	40,000	133,014
3.00%, 10/27/27	HUF	169,460	568,054
5.50%, 06/24/25	HUF	58,070	216,358
6.75%, 10/22/28	HUF	90,000	386,031

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
Hungary Government International Bond, 1.25%, 10/22/25(a)	EUR	250	$273,825

			3,698,677

Iceland — 0.0%
Iceland Government International Bond, 0.50%, 12/20/22(a)	EUR	100	111,364

Indonesia — 0.7%
Indonesia Government International Bond
1.40%, 10/30/31	EUR	200	190,556
1.75%, 04/24/25	EUR	200	210,298
2.63%, 06/14/23(a)	EUR	150	165,230
3.75%, 06/14/28(a)	EUR	200	234,394
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	977,415
7.00%, 05/15/27	IDR	25,000,000	1,608,588
7.00%, 09/15/30	IDR	20,048,000	1,270,956
7.50%, 08/15/32	IDR	18,000,000	1,153,827
7.50%, 06/15/35	IDR	28,000,000	1,790,758
7.50%, 04/15/40	IDR	10,210,000	648,711
8.13%, 05/15/24	IDR	14,000,000	972,113
8.25%, 05/15/29	IDR	16,186,000	1,110,278
8.25%, 05/15/36	IDR	18,000,000	1,222,572
8.38%, 03/15/24	IDR	15,790,000	1,102,890
8.38%, 09/15/26	IDR	9,000,000	627,495
8.38%, 04/15/39	IDR	6,431,000	439,180
8.75%, 02/15/44	IDR	4,379,000	303,539
12.80%, 06/15/21	IDR	18,000,000	1,303,224
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	528,004

			15,860,028

Ireland — 0.6%
Ireland Government Bond
0.40%, 05/15/35(a)	EUR	180	196,736
0.80%, 03/15/22(a)	EUR	640	718,033
0.90%, 05/15/28(a)	EUR	730	859,513
1.00%, 05/15/26(a)	EUR	928	1,087,619
1.10%, 05/15/29(a)	EUR	1,014	1,216,278
1.30%, 05/15/33(a)	EUR	313	386,896
1.35%, 03/18/31(a)	EUR	492	606,178
1.50%, 05/15/50(a)	EUR	240	316,198
1.70%, 05/15/37(a)	EUR	530	695,502
2.00%, 02/18/45(a)	EUR	751	1,085,496
2.40%, 05/15/30(a)	EUR	740	995,483
3.40%, 03/18/24(a)	EUR	2,218	2,785,449
3.90%, 03/20/23(a)	EUR	855	1,053,673
5.40%, 03/13/25	EUR	475	664,777

			12,667,831

Israel — 0.3%
Israel Government Bond, 1.00%, 03/31/30	ILS	1,600	469,630
Israel Government Bond — Fixed
1.00%, 04/30/21	ILS	1,270	369,292
1.25%, 11/30/22	ILS	1,200	355,200
1.50%, 11/30/23	ILS	2,760	829,877
1.75%, 08/31/25	ILS	3,049	938,233
2.00%, 03/31/27	ILS	1,550	488,793
2.25%, 09/28/28	ILS	1,578	511,861
3.75%, 03/31/24	ILS	1,377	450,048
3.75%, 03/31/47	ILS	921	378,866

Security		Par (000)	Value

Israel (continued)
4.25%, 03/31/23	ILS	450	$144,817
5.50%, 01/31/22	ILS	500	157,670
5.50%, 01/31/42	ILS	1,310	655,226
6.25%, 10/30/26	ILS	650	255,460
Israel Government International Bond
1.50%, 01/18/27(a)	EUR	100	114,468
1.50%, 01/16/29(a)	EUR	300	344,504
2.38%, 01/18/37(a)	EUR	100	132,602
2.50%, 01/16/49(a)	EUR	100	139,103

			6,735,650

Italy — 6.3%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	217,831
1.50%, 06/21/24(a)	EUR	100	110,045
2.13%, 03/21/26(a)	EUR	100	112,265
Italy Buoni Poliennali Del Tesoro
0.35%, 11/01/21	EUR	2,420	2,647,630
0.35%, 02/01/25(a)	EUR	3,230	3,410,705
0.45%, 06/01/21(a)	EUR	2,456	2,694,199
0.65%, 10/15/23	EUR	5,810	6,326,274
0.85%, 01/15/27(g)	EUR	940	991,281
0.90%, 08/01/22(a)	EUR	1,735	1,911,804
0.95%, 03/15/23	EUR	1,450	1,597,746
1.00%, 07/15/22(a)	EUR	1,370	1,513,751
1.20%, 04/01/22	EUR	2,231	2,472,302
1.25%, 12/01/26(a)	EUR	1,400	1,520,202
1.35%, 04/15/22	EUR	200	222,223
1.35%, 04/01/30(a)	EUR	1,500	1,582,670
1.45%, 09/15/22	EUR	1,000	1,115,935
1.45%, 11/15/24(a)	EUR	2,193	2,439,728
1.45%, 05/15/25(a)	EUR	1,270	1,407,751
1.45%, 03/01/36	EUR	800	801,409
1.50%, 06/01/25	EUR	945	1,049,621
1.60%, 06/01/26	EUR	2,040	2,266,922
1.65%, 03/01/32(g)	EUR	1,102	1,178,100
1.75%, 07/01/24(a)	EUR	3,740	4,211,613
1.85%, 05/15/24	EUR	480	543,241
2.00%, 12/01/25	EUR	1,627	1,851,196
2.00%, 02/01/28(a)	EUR	1,033	1,167,674
2.05%, 08/01/27	EUR	2,016	2,288,721
2.10%, 07/15/26(a)	EUR	1,110	1,267,296
2.15%, 12/15/21	EUR	457	513,742
2.20%, 06/01/27	EUR	2,060	2,362,974
2.25%, 09/01/36(g)	EUR	1,205	1,341,930
2.30%, 10/15/21(a)	EUR	2,940	3,304,003
2.45%, 10/01/23(a)	EUR	1,982	2,286,440
2.45%, 09/01/33(g)	EUR	1,870	2,149,597
2.45%, 09/01/50(g)	EUR	1,130	1,209,655
2.50%, 12/01/24	EUR	600	697,301
2.50%, 11/15/25(a)	EUR	2,750	3,206,203
2.70%, 03/01/47(g)	EUR	1,100	1,254,903
2.80%, 12/01/28(a)	EUR	2,978	3,556,050
2.80%, 03/01/67(g)	EUR	890	999,792
2.95%, 09/01/38(g)	EUR	1,660	2,000,399
3.00%, 08/01/29(a)	EUR	2,300	2,788,970
3.10%, 03/01/40(g)	EUR	650	796,588
3.25%, 09/01/46(g)	EUR	1,539	1,917,479
3.35%, 03/01/35(g)	EUR	1,930	2,443,850
3.45%, 03/01/48(g)	EUR	1,661	2,140,707
3.50%, 03/01/30(g)	EUR	4,000	5,046,309

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
3.75%, 08/01/21(g)	EUR	480	$547,357
3.85%, 09/01/49(g)	EUR	820	1,129,373
4.00%, 09/01/20	EUR	80	88,763
4.00%, 02/01/37(g)	EUR	2,426	3,305,713
4.50%, 05/01/23	EUR	1,460	1,775,283
4.50%, 03/01/24	EUR	2,989	3,706,131
4.50%, 03/01/26(g)	EUR	810	1,044,812
4.75%, 09/01/21	EUR	4,840	5,604,536
4.75%, 08/01/23(g)	EUR	1,700	2,095,320
4.75%, 09/01/28(g)	EUR	892	1,212,681
4.75%, 09/01/44(g)	EUR	1,290	1,977,419
5.00%, 03/01/22	EUR	1,660	1,965,654
5.00%, 03/01/25(g)	EUR	1,342	1,732,930
5.00%, 08/01/34(g)	EUR	1,698	2,515,164
5.00%, 08/01/39(g)	EUR	1,502	2,322,609
5.00%, 09/01/40(g)	EUR	2,104	3,264,570
5.25%, 11/01/29	EUR	1,863	2,658,155
5.50%, 09/01/22	EUR	4,000	4,869,747
5.50%, 11/01/22(a)	EUR	1,700	2,082,118
5.75%, 02/01/33	EUR	1,233	1,906,251
6.00%, 05/01/31(a)	EUR	2,535	3,894,188
6.50%, 11/01/27	EUR	597	880,285

			139,516,086

Japan — 11.6%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	100	114,732
Japan Government Five Year Bond
0.10%, 06/20/21	JPY	400,000	3,753,383
0.10%, 09/20/21	JPY	350,000	3,286,436
0.10%, 12/20/21	JPY	390,000	3,664,472
0.10%, 06/20/22	JPY	1,200,000	11,291,570
0.10%, 09/20/22	JPY	85,000	800,503
0.10%, 12/20/22	JPY	731,800	6,896,035
0.10%, 03/20/23	JPY	230,000	2,168,906
0.10%, 09/20/23	JPY	449,050	4,240,097
0.10%, 12/20/23	JPY	300,000	2,834,703
0.10%, 03/20/24	JPY	96,350	911,061
0.10%, 06/20/24	JPY	478,450	4,526,383
0.10%, 09/20/24	JPY	475,000	4,495,210
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	93,000	858,903
0.50%, 03/20/59	JPY	75,000	716,692
0.80%, 03/20/58	JPY	100,000	1,053,163
0.90%, 03/20/57	JPY	103,500	1,119,951
1.40%, 03/20/55	JPY	65,000	797,786
1.90%, 03/20/53	JPY	50,000	678,300
2.00%, 03/20/52	JPY	48,000	659,113
2.20%, 03/20/49	JPY	77,000	1,068,114
2.20%, 03/20/50	JPY	40,950	573,109
2.20%, 03/20/51	JPY	49,000	693,538
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	100,000	950,157
0.10%, 06/20/26	JPY	867,500	8,244,637
0.10%, 09/20/26	JPY	650,100	6,182,622
0.10%, 12/20/26	JPY	357,950	3,408,048
0.10%, 03/20/27	JPY	195,000	1,856,434
0.10%, 06/20/27	JPY	512,150	4,878,871
0.10%, 09/20/27	JPY	276,350	2,633,666
0.10%, 12/20/27	JPY	75,000	714,967
0.10%, 03/20/28	JPY	260,000	2,478,893

Security		Par (000)	Value

Japan (continued)
0.10%, 06/20/28	JPY	165,000	$1,572,819
0.10%, 09/20/28	JPY	183,650	1,749,411
0.10%, 12/20/28	JPY	160,000	1,522,959
0.10%, 03/20/29	JPY	121,000	1,150,787
0.10%, 06/20/29	JPY	411,050	3,905,773
0.10%, 09/20/29	JPY	390,000	3,702,146
0.10%, 12/20/29	JPY	357,700	3,393,592
0.30%, 12/20/24	JPY	210,000	2,006,955
0.30%, 12/20/25	JPY	92,200	885,296
0.40%, 03/20/25	JPY	100,000	961,406
0.40%, 06/20/25	JPY	425,000	4,091,740
0.40%, 09/20/25	JPY	105,000	1,012,344
0.50%, 09/20/24	JPY	555,000	5,343,280
0.50%, 12/20/24	JPY	404,250	3,898,734
0.60%, 03/20/23	JPY	200,000	1,912,582
0.60%, 12/20/23	JPY	651,000	6,261,435
0.60%, 03/20/24	JPY	265,200	2,555,999
0.60%, 06/20/24	JPY	255,450	2,466,471
0.70%, 12/20/22	JPY	200,000	1,913,817
0.80%, 09/20/22	JPY	165,600	1,585,384
0.80%, 12/20/22	JPY	130,000	1,247,433
0.80%, 06/20/23	JPY	130,000	1,253,269
0.80%, 09/20/23	JPY	190,000	1,836,445
0.90%, 03/20/22	JPY	160,000	1,526,849
0.90%, 06/20/22	JPY	132,650	1,269,612
1.00%, 09/20/21	JPY	185,650	1,764,990
1.00%, 12/20/21	JPY	202,400	1,929,704
1.00%, 03/20/22	JPY	195,800	1,871,960
1.20%, 06/20/21	JPY	20,000	190,001
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	73,000	665,113
0.40%, 06/20/49	JPY	18,950	176,170
0.40%, 09/20/49	JPY	82,450	765,994
0.40%, 12/20/49	JPY	48,050	446,382
0.50%, 09/20/46	JPY	81,350	778,894
0.50%, 03/20/49	JPY	188,800	1,803,889
0.60%, 12/20/46	JPY	42,000	412,164
0.70%, 12/20/48	JPY	126,700	1,274,085
0.80%, 03/20/46	JPY	81,600	838,610
0.80%, 03/20/47	JPY	81,000	833,042
0.80%, 06/20/47	JPY	47,000	483,739
0.80%, 09/20/47	JPY	50,000	515,009
0.80%, 12/20/47	JPY	70,000	720,666
0.80%, 03/20/48	JPY	131,600	1,355,836
0.90%, 09/20/48	JPY	35,000	369,494
1.40%, 09/20/45	JPY	55,000	639,242
1.40%, 12/20/45	JPY	25,000	291,196
1.50%, 12/20/44	JPY	89,500	1,058,868
1.50%, 03/20/45	JPY	25,250	298,967
1.60%, 06/20/45	JPY	77,000	930,164
1.70%, 12/20/43	JPY	95,000	1,159,083
1.70%, 03/20/44	JPY	70,000	855,049
1.70%, 06/20/44	JPY	69,250	847,824
1.70%, 09/20/44	JPY	56,850	696,815
1.80%, 03/20/43	JPY	79,600	982,429
1.80%, 09/20/43	JPY	36,000	446,042
1.90%, 09/20/42	JPY	124,000	1,549,307
1.90%, 06/20/43	JPY	89,250	1,122,321
2.00%, 09/20/40	JPY	161,200	2,011,431
2.00%, 09/20/41	JPY	138,000	1,738,437

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.00%, 03/20/42	JPY	171,000	$2,164,049
2.20%, 09/20/39	JPY	40,000	507,243
2.20%, 03/20/41	JPY	62,000	800,425
2.30%, 03/20/35	JPY	29,000	355,390
2.30%, 06/20/35	JPY	15,000	184,388
2.30%, 12/20/35	JPY	155,000	1,916,863
2.30%, 03/20/39	JPY	34,500	441,104
2.30%, 03/20/40	JPY	75,000	971,307
2.40%, 09/20/38	JPY	70,500	907,682
2.50%, 06/20/34	JPY	20,150	250,253
2.50%, 09/20/37	JPY	49,000	631,614
2.50%, 03/20/38	JPY	5,000	64,823
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	91,300	849,905
0.30%, 06/20/39	JPY	75,450	705,569
0.30%, 09/20/39	JPY	150,900	1,411,123
0.30%, 12/20/39	JPY	69,850	653,194
0.40%, 03/20/36	JPY	274,900	2,643,780
0.40%, 03/20/39	JPY	195,900	1,865,973
0.40%, 03/20/40	JPY	24,000	228,451
0.50%, 09/20/36	JPY	165,750	1,614,875
0.50%, 12/20/38	JPY	60,000	581,922
0.60%, 12/20/36	JPY	70,000	692,858
0.60%, 06/20/37	JPY	100,000	988,937
0.60%, 09/20/37	JPY	77,000	760,798
0.70%, 03/20/37	JPY	52,300	525,152
0.80%, 06/20/23	JPY	100,000	964,212
1.00%, 12/20/35	JPY	135,000	1,417,074
1.20%, 12/20/34	JPY	270,350	2,904,237
1.20%, 03/20/35	JPY	120,950	1,300,177
1.20%, 09/20/35	JPY	85,000	915,514
1.30%, 06/20/35	JPY	94,200	1,027,043
1.40%, 09/20/34	JPY	417,350	4,589,972
1.50%, 03/20/34	JPY	82,000	910,101
1.50%, 06/20/34	JPY	134,150	1,491,011
1.60%, 06/20/30	JPY	106,700	1,162,579
1.60%, 03/20/32	JPY	40,000	442,153
1.60%, 03/20/33	JPY	97,000	1,081,554
1.60%, 12/20/33	JPY	178,200	1,997,386
1.70%, 12/20/22	JPY	100,000	981,877
1.70%, 12/20/31	JPY	60,600	675,160
1.70%, 03/20/32	JPY	56,000	625,769
1.70%, 06/20/32	JPY	55,000	615,377
1.70%, 09/20/32	JPY	46,000	516,287
1.70%, 12/20/32	JPY	25,000	281,173
1.70%, 06/20/33	JPY	31,000	350,038
1.70%, 09/20/33	JPY	150,000	1,697,026
1.80%, 06/20/31	JPY	11,000	123,213
1.80%, 09/20/31	JPY	180,000	2,021,417
1.80%, 12/20/31	JPY	110,000	1,237,306
1.90%, 12/20/28	JPY	86,150	946,027
1.90%, 09/20/30	JPY	45,000	504,668
1.90%, 06/20/31	JPY	80,000	904,400
2.00%, 06/21/21	JPY	39,000	373,865
2.00%, 03/20/27	JPY	35,000	376,240
2.00%, 06/20/30	JPY	20,000	225,518
2.10%, 09/20/25	JPY	70,000	735,237
2.10%, 12/20/26	JPY	107,000	1,151,870
2.10%, 09/20/27	JPY	60,000	655,413
2.10%, 12/20/27	JPY	50,000	548,651

Security		Par (000)	Value

Japan (continued)
2.10%, 06/20/29	JPY	100,000	$1,121,756
2.10%, 09/20/29	JPY	25,000	281,332
2.10%, 03/20/30	JPY	90,000	1,019,613
2.10%, 12/20/30	JPY	205,000	2,343,462
2.20%, 03/20/26	JPY	74,300	792,075
2.20%, 03/20/28	JPY	75,000	831,877
2.20%, 12/20/29	JPY	105,050	1,195,862
2.20%, 03/20/30	JPY	355,000	4,055,701
2.30%, 06/20/27	JPY	25,000	275,207
Japan Government Two Year Bond
0.10%, 07/01/21	JPY	364,300	3,418,359
0.10%, 09/01/21	JPY	350,000	3,286,174

			256,488,551

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	199,625
1.50%, 09/30/34(a)	EUR	100	92,047
1.55%, 11/09/23(a)	EUR	100	107,885

			399,557

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	115,771
1.88%, 02/19/49(a)	EUR	240	338,642

			454,413

Lithuania — 0.0%
Lithuania Government International Bond
0.95%, 05/26/27(a)	EUR	220	252,467
2.13%, 10/22/35(a)	EUR	60	78,931
Republic of Lithuania, 1.63%, 06/19/49(a)	EUR	170	226,888

			558,286

Luxembourg — 0.0%
Luxembourg Government Bond
0.63%, 02/01/27(a)	EUR	70	81,723
2.13%, 07/10/23(a)	EUR	217	257,776
2.25%, 03/19/28(a)	EUR	190	250,359

			589,858

Malaysia — 0.6%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	526,777
3.48%, 06/14/24	MYR	5,180	1,248,248
3.62%, 11/30/21	MYR	7,080	1,678,701
3.66%, 10/15/20	MYR	600	140,361
3.76%, 05/22/40	MYR	2,140	524,673
3.80%, 08/17/23	MYR	2,500	605,884
3.84%, 04/15/33	MYR	3,000	741,551
3.90%, 11/30/26	MYR	1,900	472,733
3.90%, 11/16/27	MYR	7,400	1,850,843
3.96%, 09/15/25	MYR	3,030	755,541
4.06%, 09/30/24	MYR	4,500	1,112,243
4.23%, 06/30/31	MYR	4,500	1,160,780
4.25%, 05/31/35	MYR	800	206,279
4.50%, 04/15/30	MYR	850	223,372
4.64%, 11/07/33	MYR	2,660	712,299
4.74%, 03/15/46	MYR	1,000	271,933
4.76%, 04/07/37	MYR	2,565	699,142
4.89%, 06/08/38	MYR	1,310	364,521
4.92%, 07/06/48	MYR	790	224,130
4.94%, 09/30/43	MYR	450	125,006

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	$37,199
4.58%, 08/30/33	MYR	1,600	427,862

			14,110,078

Mexico — 0.6%
Mexican Bonos
7.50%, 06/03/27	MXN	21,000	948,060
8.50%, 05/31/29	MXN	16,000	760,407
8.50%, 11/18/38	MXN	10,500	483,542
10.00%, 12/05/24	MXN	19,000	942,299
10.00%, 11/20/36	MXN	10,000	527,887
Series M, 5.75%, 03/05/26	MXN	20,000	836,800
Series M, 6.50%, 06/10/21	MXN	33,500	1,425,783
Series M, 6.50%, 06/09/22	MXN	13,000	560,212
Series M, 7.75%, 05/29/31	MXN	25,000	1,121,535
Series M, 7.75%, 11/23/34	MXN	6,000	267,480
Series M, 7.75%, 11/13/42	MXN	20,000	847,073
Series M, 8.00%, 12/07/23	MXN	8,000	364,795
Series M, 8.00%, 09/05/24	MXN	38,000	1,752,054
Series M, 8.00%, 11/07/47	MXN	12,000	520,697
Mexico Government International Bond
1.38%, 01/15/25	EUR	250	256,026
1.75%, 04/17/28	EUR	500	488,778
2.88%, 04/08/39	EUR	300	273,640
3.00%, 03/06/45	EUR	200	183,073
5.63%, 03/19/2114	GBP	100	121,888
6.75%, 02/06/24	GBP	100	139,272

			12,821,301

Morocco — 0.0%
Morocco Government International Bond, 1.50%, 11/27/31(a)	EUR	100	98,614

Netherlands — 1.3%
Netherlands Government Bond
0.00%, 01/15/22(c)(g)	EUR	4,173	4,623,249
0.00%, 01/15/24(c)(g)	EUR	1,579	1,772,715
0.00%, 07/15/30(c)(g)	EUR	580	655,958
0.25%, 07/15/25(g)	EUR	1,070	1,225,987
0.25%, 07/15/29(g)	EUR	390	452,549
0.50%, 07/15/26(g)	EUR	750	876,826
0.75%, 07/15/27(g)	EUR	2,194	2,623,812
0.75%, 07/15/28(g)	EUR	1,160	1,397,247
1.75%, 07/15/23(g)	EUR	1,425	1,683,356
2.00%, 07/15/24(g)	EUR	1,110	1,353,774
2.25%, 07/15/22(g)	EUR	1,300	1,517,098
2.50%, 01/15/33(g)	EUR	1,232	1,831,972
2.75%, 01/15/47(g)	EUR	1,387	2,676,417
3.75%, 01/15/42(g)	EUR	1,442	2,926,433
4.00%, 01/15/37(g)	EUR	1,740	3,261,490
7.50%, 01/15/23(g)	EUR	217	290,939

			29,169,822

New Zealand — 0.2%
New Zealand Government Bond
2.75%, 04/15/25(a)	NZD	1,200	828,574
2.75%, 04/15/37(a)	NZD	410	315,555
3.00%, 04/20/29	NZD	1,750	1,290,920
3.50%, 04/14/33(a)	NZD	330	265,970
3.50%, 04/14/33	NZD	200	146,017
4.50%, 04/15/27(a)	NZD	900	705,962

Security		Par (000)	Value

New Zealand (continued)
5.50%, 04/15/23(a)	NZD	1,220	$870,842
6.00%, 05/15/21(a)	NZD	600	392,417

			4,816,257

Norway — 0.3%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	200	220,593
0.88%, 05/24/27(a)	EUR	100	117,573
1.50%, 12/15/23(a)	GBP	200	260,585
4.25%, 07/16/25	AUD	150	114,427
Norway Government Bond
1.50%, 02/19/26(g)	NOK	7,190	747,793
1.75%, 03/13/25(g)	NOK	3,900	407,129
1.75%, 02/17/27(g)	NOK	4,950	525,992
1.75%, 09/06/29(g)	NOK	3,117	337,450
2.00%, 05/24/23(g)	NOK	6,910	710,963
2.00%, 04/26/28(g)	NOK	6,000	655,303
3.00%, 03/14/24(g)	NOK	5,987	645,869
3.75%, 05/25/21(g)	NOK	8,085	819,596

			5,563,273

Peru — 0.0%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	118,018
3.75%, 03/01/30	EUR	200	255,205

			373,223

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	98,704
0.88%, 05/17/27	EUR	200	206,125

			304,829

Poland — 0.4%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	200	227,781
1.63%, 04/30/28(a)	EUR	100	114,421
Republic of Poland Government Bond
1.75%, 07/25/21	PLN	100	24,505
2.25%, 10/25/24	PLN	5,000	1,284,583
2.50%, 04/25/24	PLN	4,420	1,142,221
2.50%, 07/25/26	PLN	3,820	998,828
2.50%, 07/25/27	PLN	3,650	956,070
2.75%, 10/25/29	PLN	2,500	672,549
4.00%, 04/25/47	PLN	2,250	744,081
Republic of Poland Government International Bond
0.88%, 10/14/21(a)	EUR	540	597,400
0.88%, 05/10/27(a)	EUR	200	224,536
1.00%, 03/07/29(a)	EUR	400	452,354
1.50%, 09/09/25(a)	EUR	100	116,175
1.50%, 01/19/26(a)	EUR	170	196,907
3.00%, 01/15/24(a)	EUR	400	480,561
4.50%, 01/18/22(a)	EUR	160	188,220
5.25%, 01/20/25	EUR	700	940,048

			9,361,240

Portugal — 0.7%
Portugal Obrigacoes do Tesouro OT
0.48%, 10/18/30(g)	EUR	830	877,880
1.95%, 06/15/29(g)	EUR	1,233	1,495,643
2.13%, 10/17/28(g)	EUR	840	1,030,228
2.20%, 10/17/22(g)	EUR	1,300	1,507,529
2.25%, 04/18/34(g)	EUR	760	963,336
2.88%, 10/15/25(g)	EUR	1,160	1,446,506

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Portugal (continued)
2.88%, 07/21/26(g)	EUR	910	$1,147,059
4.10%, 04/15/37(g)	EUR	587	925,475
4.10%, 02/15/45(g)	EUR	240	399,597
4.13%, 04/14/27(g)	EUR	985	1,345,772
4.95%, 10/25/23(g)	EUR	1,500	1,926,654
5.65%, 02/15/24(g)	EUR	1,030	1,365,693

			14,431,372

Romania — 0.1%
Romanian Government International Bond
2.00%, 12/08/26(a)	EUR	200	210,238
2.00%, 01/28/32(a)	EUR	150	139,298
2.12%, 07/16/31(a)	EUR	200	189,642
2.38%, 04/19/27(a)	EUR	250	265,876
2.75%, 10/29/25(a)	EUR	60	66,745
2.88%, 05/26/28(a)	EUR	150	161,586
2.88%, 03/11/29(a)	EUR	300	322,018
3.38%, 02/08/38(a)	EUR	300	307,790
3.50%, 04/03/34(a)	EUR	200	211,945
3.63%, 04/24/24(a)	EUR	50	57,503
4.63%, 04/03/49(a)	EUR	100	110,444

			2,043,085

Russia — 0.4%
Russian Federal Bond – OFZ
6.90%, 05/23/29	RUB	20,000	288,846
7.00%, 01/25/23	RUB	11,000	154,934
7.00%, 08/16/23	RUB	34,000	482,137
7.05%, 01/19/28	RUB	11,455	166,631
7.10%, 10/16/24	RUB	65,140	933,953
7.40%, 12/07/22	RUB	85,000	1,208,365
7.40%, 07/17/24	RUB	85,000	1,229,641
7.60%, 04/14/21	RUB	15,000	207,535
7.65%, 04/10/30	RUB	55,490	840,348
7.70%, 03/23/33	RUB	25,000	384,733
7.75%, 09/16/26	RUB	60,000	899,610
7.95%, 10/07/26	RUB	100,000	1,513,629
8.50%, 09/17/31	RUB	34,982	566,406
Russian Foreign Bond – Eurobond, 2.88%, 12/04/25(a)	EUR	200	234,208

			9,110,976

Saudi Arabia — 0.0%
Saudi Government International Bond, 2.00%, 07/09/39(a)	EUR	200	200,528

Singapore — 0.4%
Singapore Government Bond
1.25%, 10/01/21	SGD	640	460,198
1.75%, 04/01/22	SGD	1,300	946,921
2.13%, 06/01/26	SGD	300	231,576
2.25%, 06/01/21	SGD	450	326,172
2.25%, 08/01/36	SGD	810	663,415
2.38%, 06/01/25	SGD	150	115,955
2.38%, 07/01/39	SGD	140	118,746
2.63%, 05/01/28	SGD	680	550,739
2.75%, 07/01/23	SGD	689	523,874
2.75%, 04/01/42	SGD	330	300,913
2.75%, 03/01/46	SGD	910	848,103
2.88%, 09/01/30	SGD	1,020	858,997
3.00%, 09/01/24	SGD	1,150	903,179
3.25%, 09/01/20	SGD	1,350	968,352

Security		Par (000)	Value

Singapore (continued)
3.38%, 09/01/33	SGD	430	$391,496
3.50%, 03/01/27	SGD	1,130	948,873

			9,157,509

Slovakia — 0.2%
Slovakia Government Bond
0.63%, 05/22/26	EUR	350	395,189
1.38%, 01/21/27(a)	EUR	400	472,880
1.63%, 01/21/31(a)	EUR	330	396,737
1.88%, 03/09/37(a)	EUR	344	431,982
2.00%, 10/17/47(a)	EUR	250	347,580
3.00%, 02/28/23(a)	EUR	259	308,621
4.35%, 10/14/25(a)	EUR	1,050	1,416,351

			3,769,340

Slovenia — 0.1%
Slovenia Government Bond
1.19%, 03/14/29(a)	EUR	1,290	1,489,278
1.25%, 03/22/27(a)	EUR	230	267,150
1.75%, 11/03/40(a)	EUR	80	94,817
2.13%, 07/28/25(a)	EUR	398	481,187
2.25%, 03/03/32(a)	EUR	290	364,139
3.00%, 04/08/21(a)	EUR	50	56,437
3.13%, 08/07/45(a)	EUR	150	223,786

			2,976,794

South Korea — 2.5%
Export-Import Bank of Korea, 0.63%, 07/11/23(a)	EUR	200	220,712
Korea Treasury Bond
1.13%, 09/10/39	KRW	1,330,000	1,000,450
1.38%, 09/10/21	KRW	1,050,000	867,892
1.38%, 09/10/24	KRW	2,574,180	2,127,131
1.38%, 12/10/29	KRW	1,826,710	1,480,223
1.50%, 12/10/26	KRW	1,750,000	1,448,173
1.50%, 09/10/36	KRW	943,500	761,857
1.50%, 03/10/50	KRW	492,620	389,493
1.63%, 06/10/22	KRW	2,000,000	1,665,606
1.75%, 12/10/20	KRW	2,200,000	1,818,026
1.88%, 03/10/22	KRW	860,000	718,193
1.88%, 03/10/24	KRW	1,400,000	1,179,906
1.88%, 06/10/26	KRW	300,000	254,117
1.88%, 06/10/29	KRW	1,144,980	968,021
2.00%, 09/10/20	KRW	200,000	164,996
2.00%, 03/10/21	KRW	1,970,000	1,634,618
2.00%, 12/10/21	KRW	5,266,940	4,402,469
2.00%, 09/10/22	KRW	1,250,000	1,050,633
2.00%, 03/10/46	KRW	1,079,640	952,130
2.00%, 03/10/49	KRW	3,475,680	3,077,195
2.13%, 06/10/27	KRW	3,100,000	2,675,502
2.13%, 03/10/47	KRW	1,730,000	1,568,512
2.25%, 09/10/23	KRW	1,800,000	1,534,016
2.25%, 06/10/25	KRW	1,996,790	1,713,820
2.25%, 12/10/25	KRW	730,000	628,977
2.25%, 09/10/37	KRW	300,000	269,711
2.38%, 03/10/23	KRW	2,600,000	2,214,772
2.38%, 12/10/27	KRW	2,300,000	2,018,116
2.38%, 12/10/28	KRW	1,000,000	877,526
2.38%, 09/10/38	KRW	760,000	697,469
2.63%, 06/10/28	KRW	2,100,000	1,872,215
2.63%, 09/10/35	KRW	1,628,800	1,521,462
2.63%, 03/10/48	KRW	1,960,000	1,951,626
2.75%, 12/10/44	KRW	1,752,210	1,766,137

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea (continued)
3.00%, 03/10/23	KRW	750,000	$649,660
3.00%, 09/10/24	KRW	120,000	105,855
3.00%, 12/10/42	KRW	1,280,000	1,324,963
3.38%, 09/10/23	KRW	1,200,000	1,059,758
3.75%, 12/10/33	KRW	1,771,260	1,840,516
4.00%, 12/10/31	KRW	750,000	774,953
4.25%, 06/10/21	KRW	900,000	767,986
4.75%, 12/10/30	KRW	160,000	172,686
5.25%, 03/10/27	KRW	100,000	102,917
5.50%, 12/10/29	KRW	150,000	167,022

			54,458,018

Spain — 4.1%
Adif — Alta Velocidad
1.88%, 09/22/22(a)	EUR	100	114,126
1.88%, 01/28/25(a)	EUR	300	351,240
Autonomous Community of Andalusia Spain, 1.88%, 10/31/28(a)	EUR	200	238,041
Autonomous Community of Madrid Spain
0.75%, 04/30/22(a)	EUR	100	111,164
1.00%, 09/30/24(a)	EUR	50	56,481
1.19%, 05/08/22(a)	EUR	170	190,538
1.57%, 04/30/29(a)	EUR	200	233,121
1.77%, 04/30/28(a)	EUR	150	177,488
1.83%, 04/30/25(a)	EUR	50	58,714
4.30%, 09/15/26	EUR	200	270,423
Basque Government, 1.45%, 04/30/28(a)	EUR	200	232,197
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA
0.03%, 06/17/20(a)	EUR	200	219,115
0.50%, 03/17/23(a)	EUR	400	444,153
Instituto de Credito Oficial, 0.25%, 04/30/22(a)	EUR	200	220,541
Spain Government Bond
0.05%, 10/31/21	EUR	1,900	2,088,936
0.25%, 07/30/24(g)	EUR	2,440	2,696,103
0.35%, 07/30/23	EUR	1,300	1,444,337
0.40%, 04/30/22	EUR	4,197	4,654,252
0.45%, 10/31/22	EUR	2,890	3,216,823
0.50%, 04/30/30(g)	EUR	2,400	2,572,071
0.60%, 10/31/29(g)	EUR	2,010	2,186,736
0.75%, 07/30/21	EUR	4,386	4,862,161
1.00%, 10/31/50(g)	EUR	450	434,547
1.25%, 10/31/30(g)	EUR	390	446,928
1.30%, 10/31/26(g)	EUR	3,124	3,630,236
1.40%, 04/30/28(g)	EUR	2,502	2,922,871
1.40%, 07/30/28(g)	EUR	1,670	1,952,344
1.45%, 10/31/27(g)	EUR	1,677	1,967,379
1.45%, 04/30/29(g)	EUR	1,970	2,310,681
1.50%, 04/30/27(g)	EUR	1,300	1,529,913
1.60%, 04/30/25(g)	EUR	3,430	4,028,501
1.85%, 07/30/35(g)	EUR	1,435	1,749,316
1.95%, 04/30/26(g)	EUR	1,450	1,744,907
1.95%, 07/30/30(g)	EUR	1,650	2,021,186
2.15%, 10/31/25(g)	EUR	1,000	1,210,438
2.35%, 07/30/33(g)	EUR	1,205	1,553,843
2.70%, 10/31/48(g)	EUR	1,050	1,482,595
2.75%, 10/31/24(g)	EUR	2,408	2,954,929
2.90%, 10/31/46(g)	EUR	1,402	2,032,181
3.45%, 07/30/66(g)	EUR	1,194	2,064,199
3.80%, 04/30/24(g)	EUR	1,285	1,619,663
4.20%, 01/31/37(g)	EUR	2,060	3,331,340

Security		Par (000)	Value

Spain (continued)
4.40%, 10/31/23(g)	EUR	1,200	$1,520,123
4.65%, 07/30/25(g)	EUR	2,885	3,896,554
4.70%, 07/30/41(g)	EUR	1,579	2,828,424
4.80%, 01/31/24(g)	EUR	350	452,750
4.90%, 07/30/40(g)	EUR	1,475	2,674,782
5.15%, 10/31/28(g)	EUR	1,210	1,823,829
5.15%, 10/31/44(g)	EUR	1,320	2,573,560
5.40%, 01/31/23(g)	EUR	1,600	2,019,558
5.75%, 07/30/32	EUR	1,735	2,989,091
6.00%, 01/31/29	EUR	1,748	2,786,715

			91,192,144

Supranational — 2.7%
African Development Bank
0.13%, 10/07/26	EUR	150	167,229
0.50%, 03/21/29	EUR	300	345,401
Asian Development Bank
0.35%, 07/16/25	EUR	300	340,071
1.38%, 12/15/23(a)	GBP	500	650,125
Council of Europe Development Bank
0.13%, 04/10/24(a)	EUR	150	167,579
0.75%, 06/09/25(a)	EUR	50	57,798
EUROFIMA
0.25%, 04/25/23(a)	EUR	150	166,950
0.25%, 02/09/24(a)	EUR	300	333,542
European Bank for Reconstruction & Development, 1.25%, 12/15/22	GBP	200	257,053
European Financial Stability Facility
0.00%, 03/29/21(a)(c)	EUR	1,100	1,208,974
0.00%, 11/17/22(a)(c)	EUR	710	786,699
0.00%, 04/24/23(a)(c)	EUR	300	332,868
0.00%, 07/17/23(a)(c)	EUR	1,380	1,530,393
0.05%, 10/17/29(a)	EUR	570	635,509
0.10%, 01/19/21(a)	EUR	200	219,838
0.38%, 10/11/24(a)	EUR	350	395,710
0.40%, 02/17/25(a)	EUR	925	1,049,281
0.50%, 01/20/23(a)	EUR	600	674,391
0.63%, 10/16/26(a)	EUR	900	1,043,950
0.70%, 01/20/50(a)	EUR	310	382,037
0.75%, 05/03/27(a)	EUR	540	633,680
0.95%, 02/14/28(a)	EUR	530	632,865
1.20%, 02/17/45(a)	EUR	300	402,178
1.25%, 05/24/33(a)	EUR	860	1,094,621
1.38%, 05/31/47(a)	EUR	720	1,037,219
1.45%, 09/05/40(a)	EUR	450	613,519
1.70%, 02/13/43(a)	EUR	910	1,312,315
1.75%, 06/27/24(a)	EUR	100	119,194
1.75%, 07/17/53(a)	EUR	350	554,895
1.80%, 07/10/48(a)	EUR	200	310,066
2.00%, 02/28/56(a)	EUR	150	259,599
2.13%, 02/19/24(a)	EUR	50	59,987
2.35%, 07/29/44(a)	EUR	50	83,450
2.75%, 12/03/29(a)	EUR	80	111,377
3.38%, 07/05/21(a)	EUR	50	57,234
3.38%, 04/03/37(a)	EUR	280	472,603
European Investment Bank
0.00%, 10/16/23(c)	EUR	1,100	1,223,481
0.00%, 03/15/24(c)	EUR	250	278,472
0.00%, 03/25/25(c)	EUR	350	390,942
0.00%, 03/13/26(a)(c)	EUR	60	67,065
0.05%, 05/24/24(a)	EUR	1,000	1,117,228

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
0.05%, 10/13/34(a)	EUR	500	$547,677
0.13%, 04/15/25	EUR	150	168,452
0.13%, 06/20/29(a)	EUR	50	56,622
0.20%, 07/15/24(a)	EUR	480	539,881
0.25%, 10/14/24(a)	EUR	630	710,512
0.38%, 03/15/22(a)	EUR	1,000	1,112,157
0.38%, 04/14/26(a)	EUR	350	399,866
0.38%, 05/15/26(a)	EUR	510	583,321
0.50%, 01/15/27	EUR	891	1,030,153
0.50%, 11/13/37	EUR	375	442,487
0.63%, 01/22/29(a)	EUR	610	719,746
0.75%, 11/15/24(a)	GBP	790	1,008,783
0.88%, 12/15/23(a)	GBP	200	256,135
0.88%, 01/14/28(a)	EUR	400	477,783
1.00%, 09/21/26(a)	GBP	40	51,794
1.00%, 03/14/31(a)	EUR	1,100	1,350,518
1.00%, 04/14/32(a)	EUR	590	729,506
1.00%, 11/14/42(a)	EUR	600	789,083
1.13%, 09/07/21(a)	GBP	270	344,107
1.13%, 11/15/32	EUR	400	504,267
1.13%, 04/13/33(a)	EUR	400	503,409
1.13%, 09/15/36(a)	EUR	350	449,522
1.50%, 11/15/47	EUR	50	74,095
1.50%, 10/16/48	EUR	430	640,541
1.75%, 09/15/45(a)	EUR	200	305,267
2.13%, 01/15/24	EUR	1,140	1,368,599
2.25%, 10/14/22(a)	EUR	200	233,586
2.70%, 01/12/23(a)	AUD	500	344,768
2.75%, 09/15/21	EUR	300	342,962
3.30%, 02/03/28	AUD	550	410,601
3.50%, 04/15/27(a)	EUR	50	69,506
3.88%, 06/08/37(a)	GBP	570	1,064,111
4.00%, 04/15/30	EUR	300	467,110
4.00%, 10/15/37	EUR	200	370,003
4.50%, 06/07/29(a)	GBP	240	402,357
5.00%, 04/15/39	GBP	40	86,894
5.63%, 06/07/32	GBP	100	196,044
6.00%, 08/06/20	AUD	50	33,206
Series 2000, 1.50%, 07/15/20	EUR	100	109,946
European Stability Mechanism
0.00%, 01/17/22(a)(c)	EUR	200	220,532
0.00%, 10/18/22(a)(c)	EUR	350	387,028
0.00%, 03/14/25(a)(c)	EUR	2,400	2,676,299
0.13%, 04/22/24(a)	EUR	400	446,830
0.50%, 03/02/26(a)	EUR	200	229,917
0.50%, 03/05/29(a)	EUR	600	696,000
0.75%, 03/15/27(a)	EUR	600	703,189
0.75%, 09/05/28(a)	EUR	660	780,195
0.88%, 07/18/42(a)	EUR	80	99,905
1.00%, 09/23/25(a)	EUR	100	117,596
1.13%, 05/03/32(a)	EUR	150	186,304
1.20%, 05/23/33(a)	EUR	400	504,530
1.38%, 03/04/21(a)	EUR	50	55,580
1.63%, 11/17/36(a)	EUR	100	136,604
1.75%, 10/20/45(a)	EUR	110	166,262
1.80%, 11/02/46(a)	EUR	510	783,994
1.85%, 12/01/55(a)	EUR	100	165,274
European Union
0.50%, 04/04/25(a)	EUR	1,480	1,688,382
0.63%, 11/04/23(a)	EUR	400	454,409

Security		Par (000)	Value

Supranational (continued)
0.75%, 04/04/31(a)	EUR	960	$1,143,293
1.13%, 04/04/36(a)	EUR	100	127,526
1.25%, 04/04/33(a)	EUR	460	583,621
1.50%, 10/04/35(a)	EUR	60	79,977
1.88%, 04/04/24(a)	EUR	270	322,356
2.50%, 11/04/27(a)	EUR	250	330,896
2.75%, 09/21/21(a)	EUR	50	57,161
2.88%, 04/04/28	EUR	180	245,977
3.38%, 04/04/32(a)	EUR	50	76,693
3.75%, 04/04/42(a)	EUR	130	252,780
Inter-American Development Bank
1.38%, 12/15/24	GBP	100	130,638
1.95%, 04/23/24	AUD	500	341,613
2.50%, 04/14/27(a)	AUD	100	70,743
International Bank for Reconstruction & Development
0.00%, 02/21/30(c)	EUR	500	548,674
0.25%, 05/21/29	EUR	400	452,219
0.25%, 01/10/50	EUR	270	301,125
0.63%, 12/15/23	GBP	200	253,355
0.63%, 11/22/27	EUR	200	231,954
0.63%, 01/12/33(a)	EUR	60	70,677
1.25%, 09/07/23	GBP	200	258,700
2.60%, 09/20/22	AUD	350	239,878
2.90%, 11/26/25	AUD	510	368,268
International Finance Corp.
2.70%, 02/05/21	AUD	100	66,559
2.80%, 08/15/22	AUD	250	171,813
3.15%, 06/26/29(a)	AUD	480	359,528
Nordic Investment Bank, 0.38%, 09/19/22(a)	EUR	300	334,570

			58,792,189

Sweden — 0.4%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	208,467
1.00%, 09/15/21(a)	SEK	700	72,610
1.00%, 11/13/23(a)	SEK	5,000	527,060
1.00%, 11/12/26(a)	SEK	5,000	527,700
Sweden Government Bond
0.75%, 05/12/28	SEK	8,700	960,196
0.75%, 11/12/29(g)	SEK	300	33,327
1.00%, 11/12/26(a)	SEK	3,915	433,900
1.50%, 11/13/23(g)	SEK	14,500	1,583,150
2.25%, 06/01/32(a)	SEK	2,650	341,441
3.50%, 06/01/22	SEK	10,345	1,144,875
3.50%, 03/30/39	SEK	5,380	876,552
5.00%, 12/01/20	SEK	13,800	1,455,251
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR	300	333,808

			8,498,337

Switzerland — 0.4%
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(c)	CHF	5,248	5,731,992
0.00%, 06/26/34(a)(c)	CHF	1,660	1,822,242
0.00%, 07/24/39(a)(c)	CHF	730	811,611

			8,365,845

Thailand — 0.8%
Thailand Government Bond
2.00%, 12/17/22	THB	32,436	1,036,248
2.13%, 12/17/26	THB	25,000	824,339

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand (continued)
2.40%, 12/17/23	THB	31,780	$1,037,773
2.55%, 06/26/20	THB	5,000	154,945
2.88%, 12/17/28	THB	75,000	2,641,284
2.88%, 06/17/46	THB	24,980	892,965
3.30%, 06/17/38	THB	27,440	1,081,580
3.40%, 06/17/36	THB	15,670	612,721
3.58%, 12/17/27	THB	14,000	509,725
3.60%, 06/17/67	THB	14,250	573,206
3.63%, 06/16/23	THB	59,500	2,000,307
3.65%, 12/17/21	THB	46,000	1,489,928
3.80%, 06/14/41	THB	2,000	82,253
3.85%, 12/12/25	THB	20,500	732,266
4.00%, 06/17/66	THB	9,000	390,954
4.26%, 12/12/37(a)	THB	35,800	1,460,027
4.68%, 06/29/44	THB	17,120	777,694
4.85%, 06/17/61	THB	4,500	222,573

			16,520,788

United Kingdom — 6.9%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	250,412
4.50%, 12/07/38(a)	GBP	200	409,967
Transport for London
2.13%, 04/24/25(a)	GBP	100	132,873
2.25%, 08/09/22(a)	GBP	100	130,007
3.88%, 07/23/42(a)	GBP	100	179,759
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	3,654	4,659,996
0.63%, 06/07/25(a)	GBP	3,720	4,821,260
0.75%, 07/22/23(a)	GBP	1,956	2,523,405
0.88%, 10/22/29(a)	GBP	3,590	4,825,166
1.00%, 04/22/24(a)	GBP	5,012	6,558,075
1.25%, 07/22/27(a)	GBP	2,860	3,907,856
1.50%, 07/22/26(a)	GBP	2,950	4,054,868
1.50%, 07/22/47(a)	GBP	2,650	4,128,921
1.63%, 10/22/28(a)	GBP	4,140	5,886,176
1.63%, 10/22/54(a)	GBP	700	1,193,301
1.63%, 10/22/71(a)	GBP	870	1,762,845
1.75%, 09/07/22(a)	GBP	2,103	2,760,635
1.75%, 09/07/37(a)	GBP	2,290	3,479,161
1.75%, 01/22/49(a)	GBP	1,630	2,698,235
1.75%, 07/22/57(a)	GBP	1,820	3,303,245
2.00%, 09/07/25(a)	GBP	915	1,276,313
2.25%, 09/07/23(a)	GBP	1,538	2,084,018
2.50%, 07/22/65(a)	GBP	1,770	4,143,085
2.75%, 09/07/24(a)	GBP	2,476	3,487,883
3.25%, 01/22/44(a)	GBP	2,530	5,068,610
3.50%, 01/22/45(a)	GBP	2,469	5,200,278
3.50%, 07/22/68(a)	GBP	1,800	5,355,555

Security		Par/ Shares (000)	Value

United Kingdom (continued)
3.75%, 07/22/52(a)	GBP	2,235	$5,525,219
4.00%, 01/22/60(a)	GBP	1,870	5,424,927
4.25%, 12/07/27(a)	GBP	1,238	2,047,601
4.25%, 06/07/32(a)	GBP	2,462	4,537,645
4.25%, 03/07/36(a)	GBP	2,421	4,819,121
4.25%, 09/07/39(a)	GBP	2,058	4,367,793
4.25%, 12/07/40(a)	GBP	2,945	6,388,614
4.25%, 12/07/46(a)	GBP	1,996	4,795,077
4.25%, 12/07/49(a)	GBP	1,216	3,074,829
4.25%, 12/07/55(a)	GBP	2,267	6,376,416
4.50%, 09/07/34(a)	GBP	3,478	6,878,429
4.50%, 12/07/42(a)	GBP	2,505	5,794,669
4.75%, 12/07/30(a)	GBP	1,795	3,337,614
4.75%, 12/07/38(a)	GBP	1,566	3,463,585
5.00%, 03/07/25(a)	GBP	584	911,770
6.00%, 12/07/28(a)	GBP	518	980,474
8.00%, 06/07/21(a)	GBP	214	293,507

			153,299,195

Total Foreign Government Obligations — 77.0% (Cost: $1,666,131,516)			1,700,752,989

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(h)(i)		9,650	9,650,000

Total Short-Term Investments — 0.4% (Cost: $9,650,000)			9,650,000

Total Investments in Securities — 99.6% (Cost: $2,176,767,087)			2,199,941,970

Other Assets, Less Liabilities — 0.4%			8,808,950

Net Assets — 100.0%			$2,208,750,920

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Zero-coupon bond.
(d)	Perpetual security with no stated maturity date.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Maturity date represents next reset date.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,400	7,250	9,650	$9,650,000	$92,784	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,620,000	USD	2,216,102	CITI	05/05/20	$153,917
AUD	3,790,000	USD	2,377,065	MS	05/05/20	104,253
AUD	86,540,000	USD	56,289,683	SSB	05/05/20	368,183
CAD	33,340,000	USD	23,987,356	CITI	05/05/20	16,486
CAD	33,335,000	USD	23,961,397	JPM	05/05/20	38,845
CAD	38,585,000	USD	27,673,794	MS	05/05/20	106,298
CAD	33,335,000	USD	23,983,101	SSB	05/05/20	17,141
CAD	33,335,000	USD	23,976,029	UBS	05/05/20	24,214
CHF	850,000	USD	880,066	MS	05/05/20	626
CHF	21,500,000	USD	22,084,579	UBS	05/05/20	191,751
CZK	111,550,000	USD	4,475,929	JPM	05/05/20	44,676
DKK	77,200,000	USD	11,251,500	MS	05/05/20	83,848
EUR	201,890,000	USD	218,994,121	CITI	05/05/20	2,135,966
EUR	201,890,000	USD	219,107,179	JPM	05/05/20	2,022,907
EUR	221,890,000	USD	240,805,525	MS	05/05/20	2,230,558
EUR	201,890,000	USD	218,949,705	SSB	05/05/20	2,180,382
EUR	201,890,000	USD	218,969,894	UBS	05/05/20	2,160,193
GBP	177,180,000	USD	218,928,300	JPM	05/05/20	4,558,302
HUF	1,241,890,000	USD	3,829,814	UBS	05/05/20	40,612
ILS	21,980,000	USD	6,281,601	JPM	05/05/20	51,142
NOK	48,030,000	USD	4,668,428	JPM	05/05/20	31,388
NZD	8,590,000	USD	5,272,048	JPM	05/05/20	27,503
PLN	25,300,000	USD	6,075,845	SSB	05/05/20	33,569
SEK	12,980,000	USD	1,296,166	MS	05/05/20	32,772
SEK	185,690,000	USD	18,937,138	SSB	05/05/20	74,452
SGD	13,710,000	USD	9,732,170	JPM	05/05/20	7,121
THB	531,420,000	USD	16,422,126	SSB	05/05/20	2,538
THB	21,300,000	USD	650,879	UBS	05/05/20	7,443
USD	231,566,246	EUR	210,890,000	CITI	05/05/20	578,461
USD	231,484,674	EUR	210,890,000	JPM	05/05/20	496,889
USD	231,504,930	EUR	210,900,000	MS	05/05/20	506,192
USD	231,446,292	EUR	210,890,000	SSB	05/05/20	458,507
USD	231,387,454	EUR	210,890,000	UBS	05/05/20	399,668
CNH	280,620,000	USD	39,708,673	CITI	05/07/20	40,610
CNH	280,615,000	USD	39,697,686	JPM	05/07/20	50,889
CNH	280,615,000	USD	39,700,606	MS	05/07/20	47,969
CNH	280,615,000	USD	39,717,632	UBS	05/07/20	30,943
CNY	314,395,000	USD	44,471,169	SSB	05/07/20	64,080
JPY	1,362,210,000	USD	12,672,342	MS	05/07/20	66,331
EUR	3,440,000	USD	3,769,824	CITI	06/02/20	54
JPY	234,930,000	USD	2,197,667	CITI	06/02/20	10
USD	12,131,250	CNH	85,700,000	CITI	06/02/20	43
USD	52,567,139	JPY	5,605,100,000	CITI	06/02/20	133,653
USD	52,558,686	JPY	5,605,100,000	JPM	06/02/20	125,200
USD	52,569,269	JPY	5,605,100,000	MS	06/02/20	135,783
USD	52,566,128	JPY	5,605,100,000	SSB	06/02/20	132,643
USD	52,569,333	JPY	5,605,100,000	UBS	06/02/20	135,847
USD	12,189,829	MXN	290,000,000	SSB	06/02/20	66,938
IDR	13,834,340,000	USD	862,162	CITI	06/17/20	62,665

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	4,770,000	USD	1,100,346	MS	06/17/20	$6,850
USD	2,417,375	CLP	2,016,550,000	CITI	06/17/20	2,233
USD	17,301,996	IDR	252,955,186,962	CITI	06/17/20	391,915
USD	63,933,632	KRW	76,256,840,000	CITI	06/17/20	1,307,944
USD	16,200,817	MYR	69,380,000	MS	06/17/20	96,571
USD	8,483,672	RUB	620,360,000	MS	06/17/20	147,129

						22,233,103

DKK	5,970,000	USD	878,988	MS	05/05/20	(2,408)
EUR	26,650,000	USD	29,280,584	MS	05/05/20	(90,843)
EUR	4,420,000	USD	4,842,683	SSB	05/05/20	(1,457)
MXN	290,000,000	USD	12,250,993	UBS	05/05/20	(71,237)
USD	57,225,387	AUD	93,950,000	MS	05/05/20	(4,283,818)
USD	24,175,879	CAD	34,385,000	CITI	05/05/20	(580,333)
USD	24,172,045	CAD	34,385,000	JPM	05/05/20	(584,167)
USD	24,163,753	CAD	34,390,000	MS	05/05/20	(596,060)
USD	24,165,844	CAD	34,385,000	SSB	05/05/20	(590,368)
USD	24,173,167	CAD	34,385,000	UBS	05/05/20	(583,046)
USD	23,148,215	CHF	22,350,000	JPM	05/05/20	(8,807)
USD	4,473,904	CZK	111,550,000	DB	05/05/20	(46,701)
USD	12,195,596	DKK	83,170,000	JPM	05/05/20	(16,333)
USD	6,552,533	EUR	6,060,000	JPM	05/05/20	(84,985)
USD	209,710,248	GBP	177,180,000	JPM	05/05/20	(13,776,354)
USD	3,808,057	HUF	1,241,890,000	JPM	05/05/20	(62,370)
USD	6,171,066	ILS	21,980,000	JPM	05/05/20	(161,677)
USD	12,156,457	MXN	290,000,000	CITI	05/05/20	(23,299)
USD	4,588,609	NOK	48,030,000	JPM	05/05/20	(111,206)
USD	5,100,751	NZD	8,590,000	JPM	05/05/20	(198,800)
USD	6,095,729	PLN	25,300,000	DB	05/05/20	(13,685)
USD	19,662,654	SEK	198,670,000	DB	05/05/20	(677,874)
USD	9,623,906	SGD	13,710,000	SSB	05/05/20	(115,385)
USD	16,850,295	THB	552,720,000	JPM	05/05/20	(232,691)
JPY	5,605,100,000	USD	52,549,619	CITI	05/07/20	(133,665)
JPY	5,605,100,000	USD	52,541,245	JPM	05/07/20	(125,291)
JPY	5,605,100,000	USD	52,552,082	MS	05/07/20	(136,129)
JPY	5,605,100,000	USD	52,548,634	SSB	05/07/20	(132,680)
JPY	5,605,100,000	USD	52,552,575	UBS	05/07/20	(136,621)
USD	38,825,229	CNH	276,030,000	CITI	05/07/20	(273,889)
USD	37,058,451	CNH	263,430,000	JPM	05/07/20	(255,901)
USD	52,127,587	CNH	370,540,000	MS	05/07/20	(358,691)
USD	37,047,038	CNH	263,430,000	UBS	05/07/20	(267,315)
USD	37,050,206	CNY	263,430,000	SSB	05/07/20	(265,657)
USD	54,662,336	JPY	5,920,210,000	CITI	05/07/20	(700,361)
USD	55,943,302	JPY	6,060,190,000	JPM	05/07/20	(728,414)
USD	53,568,489	JPY	5,802,430,000	MS	05/07/20	(692,791)
USD	53,553,734	JPY	5,802,440,000	SSB	05/07/20	(707,639)
USD	53,525,822	JPY	5,802,440,000	UBS	05/07/20	(735,551)
USD	56,296,607	AUD	86,540,000	SSB	06/02/20	(366,762)
USD	24,651,476	CAD	34,260,000	CITI	06/02/20	(16,873)
USD	3,765,624	CAD	5,230,000	DB	06/02/20	(151)

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,963,258	CAD	33,335,000	JPM	06/02/20	$(39,060)
USD	23,973,693	CAD	33,335,000	MS	06/02/20	(28,625)
USD	23,984,499	CAD	33,335,000	SSB	06/02/20	(17,819)
USD	23,977,581	CAD	33,335,000	UBS	06/02/20	(24,737)
USD	22,101,719	CHF	21,500,000	UBS	06/02/20	(191,704)
USD	39,682,253	CNH	280,620,000	CITI	06/02/20	(40,725)
USD	42,967,751	CNH	303,915,000	JPM	06/02/20	(52,736)
USD	39,673,103	CNH	280,615,000	MS	06/02/20	(49,167)
USD	39,688,983	CNH	280,615,000	UBS	06/02/20	(33,288)
USD	39,680,845	CNY	280,615,000	SSB	06/02/20	(61,425)
USD	4,475,810	CZK	111,550,000	JPM	06/02/20	(44,499)
USD	11,257,346	DKK	77,200,000	MS	06/02/20	(83,812)
USD	219,114,346	EUR	201,890,000	CITI	06/02/20	(2,135,860)
USD	5,994,398	EUR	5,470,000	DB	06/02/20	(147)
USD	219,226,496	EUR	201,890,000	JPM	06/02/20	(2,023,710)
USD	219,106,351	EUR	201,890,000	MS	06/02/20	(2,143,854)
USD	219,069,830	EUR	201,890,000	SSB	06/02/20	(2,180,376)
USD	219,090,624	EUR	201,890,000	UBS	06/02/20	(2,159,582)
USD	221,862,006	GBP	179,430,000	JPM	06/02/20	(4,487,099)
USD	3,828,128	HUF	1,241,890,000	UBS	06/02/20	(40,530)
USD	6,285,937	ILS	21,980,000	JPM	06/02/20	(51,655)
USD	4,669,037	NOK	48,030,000	JPM	06/02/20	(31,479)
USD	5,270,982	NZD	8,590,000	JPM	06/02/20	(27,566)
USD	6,074,193	PLN	25,300,000	SSB	06/02/20	(33,617)
USD	18,941,995	SEK	185,690,000	SSB	06/02/20	(74,450)
USD	9,732,962	SGD	13,710,000	JPM	06/02/20	(7,376)
USD	16,424,664	THB	531,420,000	SSB	06/02/20	(91)
KRW	7,776,120,000	USD	6,397,486	CITI	06/17/20	(11,372)

						(45,024,646)

	Net unrealized depreciation					$(22,791,543)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$22,233,103

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$45,024,646

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$54,588,027

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$10,613,930

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,228,252,745
Average amounts sold — in USD	$4,370,369,540

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$22,233,103	$45,024,646

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$22,233,103	$45,024,646
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$22,233,103	$45,024,646

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received (b)	Net Amount of Derivative Assets

Citibank N.A.	$4,823,957	$(3,916,377)	$(907,580)	$—
JPMorgan Chase Bank N.A.	7,454,862	(7,454,862)	—	—
Morgan Stanley & Co. International PLC	3,565,180	(3,565,180)	—	—
State Street Bank and Trust Co.	3,331,495	(3,331,495)	—	—
UBS AG	3,057,609	(3,057,609)	—	—

	$22,233,103	$(21,325,523)	$(907,580)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities	(d)(e)

Citibank N.A.	$3,916,377	$(3,916,377)	$—	$—
Deutsche Bank AG London	738,558	—	—	738,558
JPMorgan Chase Bank N.A.	23,112,176	(7,454,862)	(10,640,000)	5,017,314
Morgan Stanley & Co. International PLC	8,466,198	(3,565,180)	—	4,901,018
State Street Bank and Trust Co.	4,547,726	(3,331,495)	—	1,216,231
UBS AG	4,243,611	(3,057,609)	—	1,186,002

	$45,024,646	$(21,325,523)	$(10,640,000)	$13,059,123

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core International Aggregate Bond ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
(e)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$489,538,981	$—	$489,538,981
Foreign Government Obligations	—	1,700,752,989	—	1,700,752,989
Money Market Funds	9,650,000	—	—	9,650,000

	$9,650,000	$2,190,291,970	$—	$2,199,941,970

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$22,233,103	$—	$22,233,103
Liabilities
Forward Foreign Currency Exchange Contracts	—	(45,024,646)	—	(45,024,646)

	$—	$(22,791,543)	$—	$(22,791,543)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Statements of Assets and Liabilities (unaudited)

April 30, 2020

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,547,791,489	$2,190,291,970
Affiliated(c)	178,626,767	9,650,000
Cash	—	7,487
Foreign currency, at value(d)	—	19,572,209
Cash pledged:
Collateral — OTC derivatives	—	10,640,000
Receivables:
Investments sold	70,275,322	37,392,946
Securities lending income — Affiliated	24,352	—
Capital shares sold	3,425,789	—
Dividends	77,415	4,268
Interest	24,359,798	15,231,080
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	22,233,103

Total assets	3,824,580,932	2,305,023,063

LIABILITIES
Bank overdraft	38,904	—
Cash received:
Collateral — OTC derivatives	—	2,840,000
Collateral — TBA commitments	84,000	—
Collateral on securities loaned, at value	51,489,233	—
Deferred foreign capital gain tax	—	135,078
Payables:
Investments purchased	177,488,893	48,097,373
Capital shares redeemed	757,352	—
Investment advisory fees	166,570	162,073
Foreign taxes	—	12,973
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	45,024,646

Total liabilities	230,024,952	96,272,143

NET ASSETS	$3,594,555,980	$2,208,750,920

NET ASSETS CONSIST OF:
Paid-in capital	$3,526,372,834	$2,115,402,365
Accumulated earnings	68,183,146	93,348,555

NET ASSETS	$3,594,555,980	$2,208,750,920

Shares outstanding	70,700,000	39,800,000

Net asset value	$50.84	$55.50

Shares authorized	Unlimited	Unlimited

Par value	. None	None

(a) Securities loaned, at value	$49,457,087	$—
(b) Investments, at cost — Unaffiliated	$3,485,041,974	$2,167,117,087
(c) Investments, at cost — Affiliated	$178,515,921	$9,650,000
(d) Foreign currency, at cost	$—	$19,286,315

See notes to financial statements.

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$687,384	$92,784
Interest — Unaffiliated	45,094,608	12,144,671
Securities lending income — Affiliated — net	107,209	—
Other income — Unaffiliated	7,915	4,192
Foreign taxes withheld	—	(135,722)
Other foreign taxes	—	(70)

Total investment income	45,897,116	12,105,855

EXPENSES
Investment advisory fees	1,049,400	1,011,676
Miscellaneous	—	15,367

Total expenses	1,049,400	1,027,043
Less:
Investment advisory fees waived	(38,434)	—

Total expenses after fees waived	1,010,966	1,027,043

Net investment income	44,886,150	11,078,812

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	3,270,751	(9,168,284)
Investments — Affiliated	(15,370)	—
In-kind redemptions — Unaffiliated	13,089	(247,679)
Forward foreign currency exchange contracts	—	54,588,027
Foreign currency transactions	—	(638,841)
Payment by affiliate	—	9,037

Net realized gain	3,268,470	44,542,260

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	19,587,113	(35,435,015)
Investments — Affiliated	85,472	—
Forward foreign currency exchange contracts	—	10,613,930
Foreign currency translations	—	(68,960)

Net change in unrealized appreciation (depreciation)	19,672,585	(24,890,045)

Net realized and unrealized gain	22,941,055	19,652,215

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,827,205	$30,731,027

(a) Net of foreign capital gain tax of	$—	$12,974
(b) Net of deferred foreign capital gain tax of	$—	$(63,999)

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,886,150	$71,814,943	$11,078,812	$13,811,384
Net realized gain	3,268,470	2,568,630	44,542,260	85,482,741
Net change in unrealized appreciation (depreciation)	19,672,585	81,088,458	(24,890,045)	31,455,160

Net increase in net assets resulting from operations	67,827,205	155,472,031	30,731,027	130,749,285

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,735,684)	(69,738,103)	(21,971,792)	(52,704,402)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	708,212,165	572,233,486	371,877,969	878,750,694

NET ASSETS
Total increase in net assets	731,303,686	657,967,414	380,637,204	956,795,577
Beginning of period	2,863,252,294	2,205,284,880	1,828,113,716	871,318,139

End of period	$3,594,555,980	$2,863,252,294	$2,208,750,920	$1,828,113,716

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)

Net asset value, beginning of period	$50.50		$48.79	$50.08	$50.44	$50.00	$50.12

Net investment income(b)	0.64		1.42	1.24	1.03	0.94	0.77
Net realized and unrealized gain (loss)(c)	0.36		1.68	(1.37)	(0.38)	0.43	(0.13)

Net increase (decrease) from investment operations	1.00		3.10	(0.13)	0.65	1.37	0.64

Distributions(d)
From net investment income		(0.66)	(1.39)	(1.16)	(1.01)	(0.93)	(0.76)

Total distributions		(0.66)	(1.39)	(1.16)	(1.01)	(0.93)	(0.76)

Net asset value, end of period	$50.84		$50.50	$48.79	$50.08	$50.44	$50.00

Total Return
Based on net asset value	1.99	%(e)	6.43%	(0.25)%	1.29%	2.79%	1.28%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.08%	0.12%	0.12%

Total expenses after fees waived	0.06	%(f)	0.06%	0.06%	0.07%	0.11%	0.12%

Net investment income	2.57	%(f)	2.85%	2.53%	2.06%	1.87%	1.53%

Supplemental Data
Net assets, end of period (000)	$3,594,556		$2,863,252	$2,205,285	$1,156,893	$580,113	$429,973

Portfolio turnover rate(g)(h)	38	%(e)	83%	107%	124%	124%	138%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/20 (unaudited	)	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 11/10/15 to 10/31/16	(a)

Net asset value, beginning of period	$55.23		$52.17	$51.98	$52.62	$49.85

Net investment income(b)	0.27		0.55	0.47	0.44	0.42
Net realized and unrealized gain(c)	0.54		4.80	0.44	0.30	2.67

Net increase from investment operations	0.81		5.35	0.91	0.74	3.09

Distributions(d)
From net investment income	(0.52)		(2.29)	(0.72)	(0.76)	(0.32)
From net realized gain	(0.02)		—	—	(0.20)	—
Return of capital	—		—	—	(0.42)	—

Total distributions	(0.54)		(2.29)	(0.72)	(1.38)	(0.32)

Net asset value, end of period	$55.50		$55.23	$52.17	$51.98	$52.62

Total Return
Based on net asset value	1.47	%(e)(f)	10.50%	1.77%	1.46%	6.22	%(e)

Ratios to Average Net Assets
Total expenses	0.09	%(g)	0.09%	0.09%	0.11%	0.15	%(g)

Net investment income	0.99	%(g)	1.02%	0.91%	0.84%	0.83	%(g)

Supplemental Data
Net assets, end of period (000)	$2,208,751		$1,828,114	$871,318	$465,235	$186,791

Portfolio turnover rate(h)	13	%(e)	12%	11%	20%	110	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

iShares ETF
Core 1-5 Year USD Bond	$2,915,954,698
Core International Aggregate Bond	1,743,154,492

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$192,776	$192,776		$—	$—
Barclays Capital Inc.	2,599,899	2,599,899		—	—
BNP Paribas Prime Brokerage International Ltd.	466,505	466,505		—	—
BofA Securities, Inc.	1,310,729	1,310,729		—	—
Citadel Clearing LLC	725,470	725,470		—	—
Citigroup Global Markets Inc.	4,416,486	4,416,486		—	—
Credit Suisse Securities (USA) LLC	596,697	596,697		—	—
Deutsche Bank Securities Inc.	30,347,266	30,347,266		—	—
Goldman Sachs & Co.	841,575	841,575		—	—
Jefferies LLC	653,800	653,800		—	—
JPMorgan Securities LLC	3,058,505	3,058,505		—	—
Morgan Stanley & Co. LLC	1,017,564	1,017,564		—	—
RBC Capital Markets LLC	1,863,228	1,863,228		—	—
Wells Fargo Securities LLC	1,366,587	1,366,587		—	—

	$49,457,087	$49,457,087		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The iShares Core International Aggregate Bond ETF uses forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies of the non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.09

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$29,196

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 1-5 Year USD Bond	$1,077,006	$1,273,413	$(114,377)
Core International Aggregate Bond	1,043,794	—	—

During the six months ended April 30, 2020, the iShares Core International Aggregate Bond ETF received a reimbursement of $9,037 from an affiliate, which is included in payment by affiliate in the statement of operations, related to operating events.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$1,065,806,698	$1,108,967,513	$321,483,518	$202,278,891
Core International Aggregate Bond	—	—	454,425,815	283,882,995

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$914,403,328	$318,931,589
Core International Aggregate Bond	353,903,719	79,850,154

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 1-5 Year USD Bond	$4,273,994

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$3,664,180,956	$106,087,377	$(43,850,077)	$62,237,300
Core International Aggregate Bond	2,178,287,187	83,184,845	(84,321,605)	(1,136,760)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	20,800,000	$1,049,430,370	16,400,000	$814,955,738
Shares redeemed	(6,800,000)	(341,218,205)	(4,900,000)	(242,722,252)

Net increase	14,000,000	$708,212,165	11,500,000	$572,233,486

Core International Aggregate Bond
Shares sold	11,550,000	$636,890,464	16,400,000	$878,750,694
Shares redeemed	(4,850,000)	(265,012,495)	—	—

Net increase	6,700,000	$371,877,969	16,400,000	$878,750,694

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	113

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond	$0.657916	$—	$—	$0.657916	100%	—%	—%	100%
Core International Aggregate Bond(a)	0.372865	0.018692	0.144873	0.536430	70	3	27	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

114	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	115

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

Counterparty Abbreviations

CITI	Citibank N.A.

DB	Deutsche Bank AG London

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Counterparty Abbreviations (continued)

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

116	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.46%	9.07%	3.72%	3.80%	9.07%	20.05%	24.59%
Fund Market	3.52	8.95	3.68	3.82	8.95	19.78	24.70
Index	3.46	9.15	3.79	3.83	9.15	20.42	24.81

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.60	$0.25		$1,000.00	$1,024.60	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	58.7%
Corporate Bonds & Notes	34.1
Foreign Government Obligations	5.2
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.3

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	50.4%
Aa	3.4
A	23.6
Baa	14.3
Ba	3.6
B	2.3
Caa	0.7
Ca	0.1
Not Rated	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,085,230
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	2,122,473
Citibank Credit Card Issuance Trust Series 2017-A8, Class A8, 1.86%, 08/08/22	1,500	1,503,142
Discover Card Execution Note Trust Series 2017-A2, Class A2, 2.39%, 07/15/24	2,000	2,048,924
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24	1,569	1,572,511
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26	1,500	1,519,401
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24	1,605	1,613,250
Series 2020-1, Class C, 4.11%, 12/15/25	1,018	1,022,306
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4, 2.12%, 02/15/23	550	555,947

Total Asset-Backed Securities — 0.3% (Cost: $12,845,715)		13,043,184

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	507,736
Series 2018-B5, Class A4, 4.21%, 07/15/51	750	853,572
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,000	3,188,072
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,500	2,841,412
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	1,090,287
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	1,000	1,051,897
Series 2017-P7, Class A4, 3.71%, 04/14/50	750	809,731
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	937	956,941
Series 2013-CR12, Class A4, 4.05%, 10/10/46	2,200	2,326,700
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	450	475,830
Series 2014-CR20, Class A4, 3.59%, 11/10/47	800	843,564
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	750	768,865
Series 2015-CR22, Class A5, 3.31%, 03/10/48	2,000	2,094,493
Series 2015-CR25, Class A4, 3.76%, 08/10/48	650	695,638
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,067,251
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,750	1,941,486
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47	4,000	4,168,193
Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,250	1,330,446
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	1,020	1,078,528
Series 2014-C18, Class A5, 4.08%, 02/15/47	1,000	1,061,586
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,500	2,687,184
Series 2015-C32, Class A5, 3.60%, 11/15/48	2,500	2,674,497
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,079,096
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	2,499	2,714,861
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47	2,000	2,124,487
Series 2014-C17, Class A5, 3.74%, 08/15/47	2,500	2,643,732
Series 2014-C18, Class ASB, 3.62%, 10/15/47	845	873,006

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C22, Class A4, 3.31%, 04/15/48	$500	$522,960
Series 2015-C23, Class A4, 3.72%, 07/15/50	500	534,265
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51	1,000	1,131,003
Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	1,126,098
Series 2019-H6, Class A4, 3.42%, 06/15/52	880	951,666
Series 2019-L3, Class AS, 3.49%, 11/15/52	420	426,540
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	875	965,218
UBS-Barclays Commercial Mortgage Trust, Series
2013-C5, Class A4, 3.18%, 03/10/46	2,000	2,043,623
Wells Fargo Commercial Mortgage Trust, Series
2014-LC18, Class ASB, 3.24%, 12/15/47	701	719,127
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	200	204,701
Series 2012-C10, Class A3, 2.88%, 12/15/45	3,325	3,373,728

		55,948,020

Total Collaterized Mortgage Obligations — 1.2% (Cost: $54,438,587)		55,948,020

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	65	66,557
3.75%, 02/15/23	264	272,015
4.20%, 04/15/24	100	104,676
4.65%, 10/01/28 (Call 10/01/20)	30	31,919
5.40%, 10/01/48 (Call 10/01/20)	164	171,820
Lamar Media Corp.
3.75%, 02/15/28 (Call 07/15/20)(b)	100	92,055
4.00%, 02/15/30 (Call 06/15/20)(b)	35	32,275
5.00%, 05/01/23 (Call 05/01/20)	75	74,985
5.75%, 02/01/26 (Call 08/01/20)	140	142,586
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/20)(b)	150	116,179
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/20)	75	36,310
5.88%, 04/15/28 (Call 10/15/20)(b)	75	54,004
Omnicom Group Inc., 2.45%, 04/30/30 (Call 10/30/20)	7	6,396
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 10/15/20)	385	411,603
3.63%, 05/01/22	275	288,478
3.65%, 11/01/24 (Call 05/01/20)	30	32,023
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 09/15/20)(b)	100	92,242
5.00%, 08/15/27 (Call 08/15/20)(b)	45	43,012
5.63%, 02/15/24 (Call 05/15/20)	50	50,215
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 06/15/20)(b)	200	164,994
WPP Finance 2010, 3.75%, 09/19/24	100	104,103

		2,388,447

Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	200	201,830
Airbus SE, 3.15%, 04/10/27 (Call 10/10/20)(b)	150	150,732
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	135	143,566
3.85%, 12/15/25 (Call 06/15/20)(b)	105	114,064
Boeing Co. (The)
1.88%, 06/15/23 (Call 06/15/20)	145	133,748

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.25%, 06/15/26 (Call 06/15/20)	$85	$75,067
2.35%, 10/30/21	99	96,318
2.60%, 10/30/25 (Call 10/31/20)	10	8,944
2.70%, 05/01/22	45	43,415
2.70%, 02/01/27 (Call 08/01/20)	179	157,933
2.80%, 03/01/23 (Call 09/01/20)	55	52,216
2.80%, 03/01/24 (Call 09/01/20)	50	46,557
2.80%, 03/01/27 (Call 09/01/20)	110	98,546
2.85%, 10/30/24 (Call 10/30/20)	100	93,344
2.95%, 02/01/30 (Call 08/01/20)	265	226,575
3.10%, 05/01/26 (Call 05/01/20)	270	249,685
3.20%, 03/01/29 (Call 09/01/20)	45	39,551
3.25%, 03/01/28 (Call 09/01/20)	131	116,338
3.25%, 02/01/35 (Call 08/01/20)	150	124,132
3.38%, 06/15/46 (Call 06/15/20)	25	18,755
3.45%, 11/01/28 (Call 05/01/20)	5	4,504
3.50%, 03/01/39 (Call 09/01/20)	50	40,098
3.55%, 03/01/38 (Call 09/01/20)	105	88,093
3.60%, 05/01/34 (Call 05/01/20)	154	130,112
3.65%, 03/01/47 (Call 09/01/20)	150	115,788
3.75%, 02/01/50 (Call 08/01/20)	210	167,576
3.83%, 03/01/59 (Call 09/01/20)	15	11,253
3.85%, 11/01/48 (Call 05/01/20)	9	7,124
3.90%, 05/01/49 (Call 05/01/20)	152	122,649
3.95%, 08/01/59 (Call 08/01/20)	205	160,646
5.88%, 02/15/40	160	160,139
6.13%, 02/15/33	50	52,615
6.88%, 03/15/39	103	110,912
8.75%, 08/15/21	21	21,775
Bombardier Inc.
5.75%, 03/15/22(b)	100	76,569
6.00%, 10/15/22 (Call 05/29/20)(b)	200	150,042
6.13%, 01/15/23(b)	225	160,612
7.45%, 05/01/34(b)	100	62,383
7.50%, 12/01/24 (Call 06/01/20)(b)	175	117,304
7.50%, 03/15/25 (Call 09/15/20)(b)	275	177,248
7.88%, 04/15/27 (Call 10/15/20)(b)	340	223,965
8.75%, 12/01/21(b)	175	145,763
Embraer Netherlands Finance BV
5.05%, 06/15/25	235	198,892
5.40%, 02/01/27	210	178,582
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	22,416
Embraer SA, 5.15%, 06/15/22	25	22,692
General Dynamics Corp.
1.88%, 08/15/23 (Call 08/15/20)	225	231,241
2.13%, 08/15/26 (Call 08/15/20)	165	171,425
2.25%, 11/15/22 (Call 05/15/20)	146	150,478
2.38%, 11/15/24 (Call 05/15/20)	85	89,313
2.63%, 11/15/27 (Call 05/15/20)	135	141,989
3.00%, 05/11/21	380	387,665
3.38%, 05/15/23 (Call 05/15/20)	75	80,148
3.50%, 05/15/25 (Call 05/15/20)	109	119,916
3.60%, 11/15/42 (Call 05/15/20)	20	23,162
3.63%, 04/01/30 (Call 10/01/20)	250	287,940
3.75%, 05/15/28 (Call 05/15/20)	190	215,620
3.88%, 07/15/21 (Call 07/15/20)	5	5,137
4.25%, 04/01/50 (Call 10/01/20)	260	336,874
Hexcel Corp., 4.70%, 08/15/25 (Call 08/15/20)	55	62,452
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 10/01/20)	230	221,317

Security	Par (000)	Value

Aerospace & Defense (continued)
5.40%, 04/15/21 (Call 10/15/20)	$163	$166,297
5.87%, 02/23/22	100	101,894
5.90%, 02/01/27	175	168,108
5.95%, 02/01/37	110	103,216
6.75%, 01/15/28	50	48,506
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 05/30/20)(b)	37	36,516
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 10/27/20)	110	118,417
3.85%, 06/15/23 (Call 06/15/20)(b)	15	15,966
3.85%, 12/15/26 (Call 06/15/20)(b)	257	281,322
3.95%, 05/28/24 (Call 05/28/20)(b)	143	151,983
4.40%, 06/15/28 (Call 06/15/20)	190	215,988
4.40%, 06/15/28 (Call 06/15/20)(b)	75	84,637
4.85%, 04/27/35 (Call 10/27/20)	110	130,646
5.05%, 04/27/45 (Call 10/27/20)	125	156,402
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	111,823
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 09/01/20)	367	393,310
3.10%, 01/15/23 (Call 07/15/20)	50	52,816
3.35%, 09/15/21	350	362,768
3.55%, 01/15/26 (Call 07/15/20)	120	134,903
3.60%, 03/01/35 (Call 09/01/20)	140	167,142
3.80%, 03/01/45 (Call 09/01/20)	245	296,822
4.07%, 12/15/42	148	183,440
4.09%, 09/15/52 (Call 09/15/20)	97	125,846
4.50%, 05/15/36 (Call 05/15/20)	95	117,770
4.70%, 05/15/46 (Call 05/15/20)	388	529,888
5.72%, 06/01/40	30	43,545
Series B, 6.15%, 09/01/36	155	226,691
Moog Inc., 4.25%, 12/15/27 (Call 06/15/20)(b)	50	47,056
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 10/15/20)	155	160,324
2.93%, 01/15/25 (Call 07/15/20)	654	694,849
3.20%, 02/01/27 (Call 08/01/20)	75	81,173
3.25%, 08/01/23	375	399,716
3.25%, 01/15/28 (Call 07/15/20)	406	439,998
3.85%, 04/15/45 (Call 10/15/20)	250	291,000
4.03%, 10/15/47 (Call 10/15/20)	391	471,476
4.75%, 06/01/43	171	220,980
5.25%, 05/01/50 (Call 11/01/20)	255	361,743
Northrop Grumman Systems Corp., 7.75%, 02/15/31	35	51,699
Raytheon Co.
2.50%, 12/15/22 (Call 06/15/20)	320	332,138
3.15%, 12/15/24 (Call 06/15/20)	176	189,416
4.88%, 10/15/40	35	45,667
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 05/04/20)	317	344,493
3.65%, 08/16/23 (Call 08/16/20)	360	387,983
3.75%, 11/01/46 (Call 05/01/20)	300	352,569
3.95%, 08/16/25 (Call 08/16/20)	210	236,034
4.05%, 05/04/47 (Call 05/04/20)	225	277,510
4.13%, 11/16/28 (Call 05/16/20)	515	598,554
4.15%, 05/15/45 (Call 05/15/20)	125	154,557
4.45%, 11/16/38 (Call 05/16/20)	180	223,679
4.50%, 06/01/42	588	754,028
4.63%, 11/16/48 (Call 05/16/20)	370	496,237
5.40%, 05/01/35	95	128,183
5.70%, 04/15/40	235	335,366
6.05%, 06/01/36	125	176,064

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
6.13%, 07/15/38	$185	$273,574
7.50%, 09/15/29	57	83,192
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 09/15/20)	15	15,366
3.20%, 03/15/24 (Call 09/15/20)	60	63,751
3.50%, 03/15/27 (Call 09/15/20)	320	343,181
3.70%, 12/15/23 (Call 06/15/20)	50	53,541
4.35%, 04/15/47 (Call 10/15/20)	163	197,781
4.80%, 12/15/43 (Call 06/15/20)	135	167,420
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 10/14/20)(b)	20	19,521
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 09/01/20)(b)	100	86,316
5.38%, 05/01/26 (Call 05/01/20)(b)	65	59,989
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 06/15/20)	190	152,956
7.50%, 04/15/25 (Call 10/15/20)(b)	130	127,995
SSL Robotics LLC, 9.75%, 12/31/23 (Call 06/15/20)(b)	260	276,073
TransDigm Inc.
5.50%, 11/15/27 (Call 05/15/20)(b)	420	354,409
6.25%, 03/15/26 (Call 09/15/20)(b)	630	619,170
6.38%, 06/15/26 (Call 06/15/20)	175	150,719
6.50%, 07/15/24 (Call 07/15/20)	175	161,814
6.50%, 05/15/25 (Call 05/15/20)	150	137,103
7.50%, 03/15/27 (Call 09/15/20)	120	109,322
8.00%, 12/15/25 (Call 10/01/20)(b)	105	109,252
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/20)	200	173,966
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/20)	75	57,270
6.25%, 09/15/24 (Call 09/15/20)(b)	75	60,652
7.75%, 08/15/25 (Call 08/15/20)	100	64,851

		24,144,083

Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(c)	150	127,643
Altria Group Inc.
2.85%, 08/09/22	470	483,245
2.95%, 05/02/23	250	259,350
3.49%, 02/14/22	100	103,238
3.80%, 02/14/24 (Call 08/14/20)	70	75,021
3.88%, 09/16/46 (Call 09/16/20)	232	226,300
4.00%, 01/31/24	330	356,185
4.25%, 08/09/42	155	156,189
4.40%, 02/14/26 (Call 08/14/20)	490	544,738
4.50%, 05/02/43	205	212,767
4.75%, 05/05/21	485	500,321
4.80%, 02/14/29 (Call 08/14/20)	335	374,563
5.38%, 01/31/44	375	428,340
5.80%, 02/14/39 (Call 08/14/20)	212	253,370
5.95%, 02/14/49 (Call 08/14/20)	230	288,206
6.20%, 02/14/59 (Call 08/14/20)	385	491,791
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 08/11/20)	253	268,162
3.38%, 03/15/22 (Call 09/15/20)	70	72,877
3.75%, 09/15/47 (Call 09/15/20)	115	131,363
4.02%, 04/16/43	135	158,154
4.50%, 03/15/49 (Call 09/15/20)	69	90,974
4.54%, 03/26/42	135	168,283
5.38%, 09/15/35	85	122,368
BAT Capital Corp. 2.76%, 08/15/22 (Call 08/15/20)	235	239,089

Security	Par (000)	Value

Agriculture (continued)
2.79%, 09/06/24 (Call 09/06/20)	$240	$244,452
3.22%, 08/15/24 (Call 08/15/20)	255	264,522
3.22%, 09/06/26 (Call 09/06/20)	300	308,769
3.46%, 09/06/29 (Call 09/06/20)	205	209,422
3.56%, 08/15/27 (Call 08/15/20)	700	719,096
4.39%, 08/15/37 (Call 08/15/20)	510	520,134
4.54%, 08/15/47 (Call 08/15/20)	330	344,619
4.76%, 09/06/49 (Call 09/06/20)	233	253,425
5.28%, 04/02/50 (Call 10/02/20)	250	289,780
BAT International Finance PLC
3.50%, 06/15/22(b)	193	199,668
3.95%, 06/15/25(b)	375	398,126
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 09/25/20)	107	108,136
3.25%, 08/15/26 (Call 08/15/20)	315	312,322
3.75%, 09/25/27 (Call 09/25/20)	140	138,158
4.35%, 03/15/24 (Call 09/15/20)	248	257,751
Cargill Inc.
3.25%, 03/01/23(b)	95	100,109
3.25%, 05/23/29 (Call 05/23/20)(b)	100	109,046
3.88%, 05/23/49 (Call 05/23/20)(b)	110	122,060
Cooke Omega Investments Inc./Alpha VesselCo. Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	50	50,020
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 07/26/20)(b)	450	448,263
3.50%, 02/11/23 (Call 08/11/20)(b)	200	202,770
3.50%, 07/26/26 (Call 07/26/20)(b)	250	250,287
3.75%, 07/21/22 (Call 07/21/20)(b)	200	203,538
3.88%, 07/26/29 (Call 07/26/20)(b)	275	277,417
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 07/15/20)(b)	250	259,635
Philip Morris International Inc.
2.38%, 08/17/22 (Call 08/17/20)	143	147,101
2.50%, 08/22/22	26	26,858
2.75%, 02/25/26 (Call 08/25/20)	175	185,549
2.88%, 05/01/24 (Call 05/01/20)	390	410,436
2.90%, 11/15/21	50	51,372
3.13%, 08/17/27 (Call 08/17/20)	57	61,277
3.13%, 03/02/28 (Call 09/02/20)	50	53,813
3.25%, 11/10/24	115	124,254
3.38%, 08/11/25 (Call 08/11/20)	125	137,014
3.38%, 08/15/29 (Call 08/15/20)	175	192,077
3.88%, 08/21/42	188	205,140
4.13%, 05/17/21	70	72,125
4.13%, 03/04/43	245	275,578
4.25%, 11/10/44	295	342,259
4.38%, 11/15/41	80	92,250
4.50%, 03/20/42	60	70,599
4.88%, 11/15/43	195	240,614
6.38%, 05/16/38	175	248,327
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/20)(b)	55	48,867
9.88%, 07/15/21 (Call 05/29/20)(d)	85	16,249
Reynolds American Inc.
4.00%, 06/12/22	335	348,504
4.45%, 06/12/25 (Call 06/12/20)	391	424,610
5.70%, 08/15/35 (Call 08/15/20)	192	224,118
5.85%, 08/15/45 (Call 08/15/20)	200	235,422
6.15%, 09/15/43	50	59,461
7.25%, 06/15/37	30	38,121

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
6.13%, 02/01/25 (Call 08/01/20)(b)	$135	$130,951
10.50%, 11/01/26 (Call 05/01/20)(b)	85	79,610

		17,266,618

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	75	73,557
Air Canada Pass Through Trust
Series 2013-1, Class A, 4.13%, 05/15/25(b)	7	6,493
Series 2015-1, Class A, 3.60%, 03/15/27(b)	79	71,057
Series 2017-1, Class AA, 3.30%, 01/15/30(b)	92	80,190
American Airlines Group Inc.
3.75%, 03/01/25(b)	100	46,472
5.00%, 06/01/22(b)	120	67,934
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23	189	166,332
Series 2015-1, Class A, 3.38%, 05/01/27	131	105,646
Series 2015-2, Class AA, 3.60%, 09/22/27	8	7,039
Series 2016-2, Class AA, 3.20%, 06/15/28	16	14,548
Series 2016-3, Class AA, 3.00%, 10/15/28	281	242,847
Series 2017-2, Class AA, 3.35%, 10/15/29	178	143,294
Series 2019-1, Class AA, 3.15%, 02/15/32	59	50,850
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 10/28/20)	155	122,227
3.40%, 04/19/21	162	155,267
3.63%, 03/15/22 (Call 09/15/20)	415	370,649
3.75%, 10/28/29 (Call 10/28/20)	148	103,998
3.80%, 04/19/23 (Call 10/19/20)	330	279,965
4.38%, 04/19/28 (Call 10/19/20)	60	44,351
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	30	27,319
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(c)	200	104,576
JetBlue 2019-1 Class AA Pass Through Trust, Series AA, Class 2019-1, 2.75%, 05/15/32	25	21,687
Latam Airlines Pass Through Trust, Series 2015-1,
Class A, 4.20%, 11/15/27	142	110,400
Southwest Airlines Co.
2.63%, 02/10/30 (Call 08/10/20)	300	247,140
2.75%, 11/16/22 (Call 05/16/20)	20	19,755
3.00%, 11/15/26 (Call 05/15/20)	155	141,712
3.45%, 11/16/27 (Call 05/16/20)	30	27,468
4.75%, 05/04/23	150	148,923
5.25%, 05/04/25	115	114,517
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	147	118,089
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	16	13,230
United Airlines Holdings Inc.
4.25%, 10/01/22	75	61,770
4.88%, 01/15/25	50	36,339
5.00%, 02/01/24	100	76,558
6.00%, 12/01/20(d)	50	48,410
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	36	31,631
Series 2014-1, Class A, 4.00%, 04/11/26	18	15,389
Series 2014-2, Class A, 3.75%, 09/03/26	127	106,082
Series 2016-1, Class A, 3.45%, 07/07/28	130	94,121
Series 2016-1, Class AA, 3.10%, 07/07/28	91	79,303
Series 2016-2, Class AA, 2.88%, 10/07/28	43	36,617
Series 2018-1, Class AA, 3.50%, 03/01/30	103	90,510
Series 2019, Class AA, 4.15%, 08/25/31	34	32,021

Security	Par (000)	Value

Airlines (continued)
Series AA, Class 2019-2, 2.70%, 05/01/32	$27	$22,849
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(c)	200	200,752
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(b)(d)	75	12,018
8.13%, 11/15/24 (Call 05/15/20)(b)	75	11,279

		4,203,181

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 05/15/20)(b)	219	219,169
4.88%, 05/15/26 (Call 05/15/20)(b)	225	226,730
5.38%, 05/15/25(b)	55	55,000
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	140	140,035
5.00%, 05/01/25 (Call 05/01/20)(b)	60	60,534
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 05/01/20)(b)	50	39,057
NIKE Inc.
2.25%, 05/01/23 (Call 05/01/20)	127	132,126
2.38%, 11/01/26 (Call 05/01/20)	225	241,157
2.85%, 03/27/30 (Call 09/27/20)	550	596,447
3.25%, 03/27/40 (Call 09/27/20)	505	548,440
3.38%, 11/01/46 (Call 05/01/20)	8	8,891
3.63%, 05/01/43 (Call 05/01/20)	40	45,700
3.88%, 11/01/45 (Call 05/01/20)	180	213,275
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 09/15/20)	233	247,761
Tapestry Inc.
3.00%, 07/15/22 (Call 07/15/20)	115	105,964
4.13%, 07/15/27 (Call 07/15/20)	232	198,153
4.25%, 04/01/25 (Call 10/01/20)	305	270,270
Under Armour Inc., 3.25%, 06/15/26 (Call 06/15/20)	90	81,171
William Carter Co. (The), 5.63%, 03/15/27 (Call 09/15/20)(b)	75	75,980
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/20)(b)	25	23,958

		3,529,818

Auto Manufacturers — 0.6%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/20)(b)	150	140,298
5.00%, 10/01/24 (Call 10/01/20)(b)	175	168,000
5.88%, 06/01/29 (Call 06/01/20)(b)	70	67,857
American Honda Finance Corp.
1.65%, 07/12/21	10	9,962
1.70%, 09/09/21	100	99,643
1.95%, 05/10/23	157	155,898
2.05%, 01/10/23	125	124,468
2.15%, 09/10/24	150	148,549
2.20%, 06/27/22	50	50,237
2.30%, 09/09/26	85	84,060
2.35%, 01/08/27	210	205,015
2.40%, 06/27/24	90	90,028
2.60%, 11/16/22	317	321,501
2.90%, 02/16/24	83	84,608
3.38%, 12/10/21	150	153,166
3.45%, 07/14/23	215	223,394
3.50%, 02/15/28	348	363,663
3.55%, 01/12/24	145	151,028
3.63%, 10/10/23	54	56,390
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 10/15/20)(b)	200	150,718
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/20)(b)	100	82,924

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW Finance NV
2.40%, 08/14/24 (Call 08/14/20)(b)	$5	$4,967
2.85%, 08/14/29 (Call 08/14/20)(b)	200	199,596
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 09/15/20)(b)	365	363,774
2.25%, 09/15/23 (Call 09/15/20)(b)	225	223,933
2.80%, 04/11/26 (Call 10/11/20)(b)	347	350,789
2.95%, 04/14/22(b)	134	135,767
3.15%, 04/18/24 (Call 10/18/20)(b)	128	130,684
3.40%, 08/13/21(b)	130	131,927
3.45%, 04/12/23 (Call 10/12/20)(b)	488	503,206
3.63%, 04/18/29 (Call 10/18/20)(b)	105	112,307
3.75%, 04/12/28 (Call 10/12/20)(b)	305	321,430
Cummins Inc.
3.65%, 10/01/23 (Call 10/01/20)	57	61,660
4.88%, 10/01/43 (Call 10/01/20)	75	98,770
Daimler Finance North America LLC
2.00%, 07/06/21(b)	230	226,173
2.13%, 03/10/25(b)	450	420,696
2.55%, 08/15/22(b)	150	147,733
2.70%, 06/14/24(b)	155	149,654
3.10%, 08/15/29(b)	155	148,259
3.25%, 08/01/24(b)	150	148,114
3.30%, 05/19/25(b)	5	4,925
3.35%, 05/04/21(b)	255	255,546
3.35%, 02/22/23(b)	160	159,990
3.40%, 02/22/22(b)	150	150,270
3.45%, 01/06/27(b)	5	4,948
3.65%, 02/22/24(b)	150	150,813
3.70%, 05/04/23(b)	155	156,386
3.75%, 11/05/21(b)	255	256,543
3.75%, 02/22/28(b)	205	205,750
4.30%, 02/22/29(b)	150	155,974
8.50%, 01/18/31	160	212,142
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	199,302
Ford Motor Co.
4.35%, 12/08/26 (Call 06/08/20)	314	251,068
4.75%, 01/15/43	376	241,430
5.29%, 12/08/46 (Call 06/08/20)	266	180,603
6.63%, 10/01/28	150	125,167
7.40%, 11/01/46	30	24,324
7.45%, 07/16/31	288	243,769
8.50%, 04/21/23	405	404,615
9.00%, 04/22/25 (Call 10/22/20)	620	603,595
9.63%, 04/22/30 (Call 10/22/20)	30	29,915
Ford Motor Credit Co. LLC
3.09%, 01/09/23	405	364,885
3.10%, 05/04/23	615	543,537
3.34%, 03/18/21	505	486,780
3.81%, 10/12/21	360	342,990
3.81%, 01/09/24 (Call 07/09/20)	200	177,532
3.82%, 11/02/27 (Call 05/02/20)	300	237,270
4.06%, 11/01/24 (Call 05/01/20)	200	175,228
4.13%, 08/04/25	375	320,857
4.14%, 02/15/23 (Call 08/15/20)	198	182,604
4.25%, 09/20/22	197	183,744
4.27%, 01/09/27 (Call 07/09/20)	210	179,212
4.39%, 01/08/26	230	200,351
4.54%, 08/01/26 (Call 08/01/20)	205	175,818
4.69%, 06/09/25 (Call 06/09/20)	120	106,753

Security	Par (000)	Value

Auto Manufacturers (continued)
5.11%, 05/03/29 (Call 05/03/20)	$350	$299,890
5.58%, 03/18/24 (Call 09/18/20)	345	327,205
5.88%, 08/02/21	450	441,783
General Motors Co.
4.20%, 10/01/27 (Call 10/01/20)	226	200,116
4.88%, 10/02/23	94	92,298
5.00%, 10/01/28 (Call 10/01/20)	185	170,152
5.00%, 04/01/35	180	151,175
5.15%, 04/01/38 (Call 10/01/20)	65	53,639
5.20%, 04/01/45	221	175,299
5.40%, 04/01/48 (Call 10/01/20)	130	103,481
5.95%, 04/01/49 (Call 10/01/20)	250	212,417
6.25%, 10/02/43	350	305,501
6.60%, 04/01/36 (Call 10/01/20)	155	145,384
6.75%, 04/01/46 (Call 10/01/20)	93	84,888
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 08/26/20)	315	285,661
3.15%, 06/30/22 (Call 06/30/20)	345	328,726
3.20%, 07/06/21 (Call 07/06/20)	88	86,103
3.25%, 01/05/23 (Call 07/05/20)	50	47,446
3.45%, 01/14/22 (Call 07/14/20)	295	285,144
3.45%, 04/10/22 (Call 10/10/20)	375	361,350
3.55%, 07/08/22	125	120,595
3.70%, 05/09/23 (Call 05/09/20)	161	154,356
3.85%, 01/05/28 (Call 07/05/20)	95	82,169
3.95%, 04/13/24 (Call 10/13/20)	269	255,012
4.00%, 01/15/25 (Call 07/15/20)	195	182,838
4.15%, 06/19/23 (Call 06/19/20)	160	155,205
4.20%, 11/06/21	398	392,627
4.25%, 05/15/23	201	196,900
4.30%, 07/13/25 (Call 07/13/20)	250	234,957
4.35%, 04/09/25 (Call 10/09/20)	240	226,901
4.35%, 01/17/27 (Call 07/17/20)	260	236,475
4.38%, 09/25/21	40	39,331
5.10%, 01/17/24 (Call 07/17/20)	271	267,184
5.25%, 03/01/26 (Call 09/01/20)	167	160,734
5.65%, 01/17/29 (Call 07/17/20)	120	115,373
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 06/09/20)(b)	85	81,798
3.55%, 05/21/21(b)	400	402,124
4.05%, 02/04/22(b)	125	125,101
Hyundai Capital America
2.38%, 02/10/23(b)	70	67,456
2.65%, 02/10/25 (Call 08/10/20)(b)	300	278,982
2.75%, 09/27/26(c)	50	45,713
3.00%, 06/20/22(c)	400	394,544
3.00%, 02/10/27 (Call 08/10/20)(b)	300	268,383
3.50%, 11/02/26 (Call 05/02/20)(b)	65	61,641
3.75%, 07/08/21(c)	100	100,353
3.95%, 02/01/22(c)	45	45,204
4.13%, 06/08/23(c)(d)	300	302,301
4.30%, 02/01/24(c)	50	50,282
Hyundai Capital Services Inc.
3.00%, 03/06/22(c)	200	198,274
3.75%, 03/05/23(c)	250	248,745
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 10/01/20)(b)	200	132,782
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 10/15/20)(b)	50	48,577

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Navistar International Corp.
6.63%, 11/01/25 (Call 05/01/20)(b)	$155	$132,809
9.50%, 05/01/25 (Call 11/01/20)(b)	40	41,970
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	150	138,691
2.65%, 07/13/22(b)	100	92,915
2.80%, 01/13/22(b)	225	213,316
3.65%, 09/21/21(b)	21	20,265
3.88%, 09/21/23(b)	50	46,460
PACCAR Financial Corp.
1.80%, 02/06/25	219	217,916
1.90%, 02/07/23	75	75,554
2.15%, 08/15/24	110	110,788
2.30%, 08/10/22	155	158,179
2.65%, 05/10/22	50	51,353
3.40%, 08/09/23	25	26,491
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	300	293,973
Toyota Motor Corp.
2.16%, 07/02/22	125	127,090
2.36%, 07/02/24	100	102,967
2.76%, 07/02/29	90	94,898
3.18%, 07/20/21	440	448,906
3.42%, 07/20/23	185	196,302
3.67%, 07/20/28	45	49,856
Toyota Motor Credit Corp.
1.80%, 10/07/21	115	115,808
2.00%, 10/07/24	135	136,909
2.15%, 09/08/22	112	113,936
2.15%, 02/13/30	7	6,932
2.60%, 01/11/22	65	66,348
2.63%, 01/10/23	205	211,837
2.65%, 04/12/22	355	364,532
2.70%, 01/11/23	25	25,902
2.75%, 05/17/21	45	45,644
2.80%, 07/13/22	128	132,129
2.90%, 04/17/24	175	184,005
3.05%, 01/11/28	55	58,241
3.20%, 01/11/27	125	134,101
3.30%, 01/12/22	384	396,534
3.40%, 09/15/21	69	70,942
3.40%, 04/14/25	260	281,746
3.45%, 09/20/23	243	258,681
3.65%, 01/08/29	91	100,709
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(b)	5	4,966
2.85%, 09/26/24 (Call 08/26/24)(b)	200	197,686
3.20%, 09/26/26 (Call 09/26/20)(b)	205	204,547
4.25%, 11/13/23(b)	225	234,621
4.75%, 11/13/28(b)	215	234,524
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(b)	50	41,003

		30,599,039

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/20)(b)	200	149,022
Adient U.S.LLC
7.00%, 05/15/26 (Call 05/15/20)(b)	60	59,693
9.00%, 04/15/25 (Call 10/15/20)(b)	15	15,642
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 10/01/20)	135	102,890

Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.25%, 03/15/26 (Call 09/15/20)	$80	$59,536
6.50%, 04/01/27 (Call 10/01/20)	100	75,364
6.63%, 10/15/22 (Call 10/15/20)	39	32,718
Aptiv Corp., 4.15%, 03/15/24 (Call 09/15/20)	162	164,608
Aptiv PLC
4.25%, 01/15/26 (Call 07/15/20)	35	36,437
4.35%, 03/15/29 (Call 09/15/20)	40	37,946
4.40%, 10/01/46 (Call 10/01/20)	118	91,535
5.40%, 03/15/49 (Call 09/15/20)	134	121,978
BorgWarner Inc.
3.38%, 03/15/25 (Call 09/15/20)	62	63,398
4.38%, 03/15/45 (Call 09/15/20)	50	47,785
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 05/15/20)(b)	73	49,048
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 10/15/20)(b)(d)	75	67,826
Dana Inc.
5.38%, 11/15/27 (Call 05/15/20)	50	44,300
5.50%, 12/15/24 (Call 06/15/20)	100	94,137
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/20)(b)	60	42,149
Delphi Technologies PLC, 5.00%, 10/01/25(b)	125	116,855
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 09/15/20)(d)	100	86,252
5.00%, 05/31/26 (Call 05/31/20)	150	130,516
5.13%, 11/15/23 (Call 05/15/20)	150	140,713
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/20)(b)(e)	200	168,532
Lear Corp.
3.80%, 09/15/27 (Call 09/15/20)	224	207,758
4.25%, 05/15/29 (Call 05/15/20)	145	134,672
5.25%, 05/15/49 (Call 05/15/20)	160	144,464
Magna International Inc.
3.63%, 06/15/24 (Call 06/15/20)	85	89,070
4.15%, 10/01/25 (Call 10/01/20)	115	123,106
Meritor Inc., 6.25%, 02/15/24 (Call 08/15/20)	50	49,154
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/20)(b)	165	165,929
8.50%, 05/15/27 (Call 05/15/20)(b)	300	254,133
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/20)	75	34,305
Titan International Inc., 6.50%, 11/30/23 (Call 05/30/20)	100	46,283
Toyota Industries Corp.
3.11%, 03/12/22 (Call 09/12/20)(b)	200	203,410
3.24%, 03/16/23 (Call 09/16/20)(b)	250	257,360
3.57%, 03/16/28 (Call 09/16/20)(b)	260	278,153
ZF North America Capital Inc.
4.50%, 04/29/22(b)	155	157,185
4.75%, 04/29/25(b)	235	218,797

		4,362,659

Banks — 6.5%
ABN AMRO Bank NV
3.40%, 08/27/21(b)	300	308,427
4.40%, 03/27/28 (Call 03/27/23)(a)(c)	200	204,838
4.75%, 07/28/25(b)	255	273,847
Abu Dhabi Commercial Bank PJSC
2.75%, 10/05/21(c)	200	201,404
4.00%, 03/13/23(c)	200	205,396
Agricultural Bank of China Ltd./Singapore, 1.86%, 09/23/22, (3 mo. LIBOR US + 0.660%)(c)(f)	400	397,120

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
AIB Group PLC
4.26%, 04/10/25 (Call 10/10/20)(a)(b)	$5	$5,079
4.75%, 10/12/23(b)	10	10,348
Akbank Turk AS
5.13%, 03/31/25(c)	200	183,644
7.20%, 03/16/27 (Call 03/16/22)(a)(c)	400	368,164
Alfa Bank AO Via Alfa Bond Issuance PLC, 6.95%, (Call 04/30/23)(a)(c)(g)	400	381,508
Amber Circle Funding Ltd., 3.25%, 12/04/22(c)	600	615,480
ANZ New Zealand Int’l Ltd./London
3.40%, 03/19/24(b)	200	210,496
3.45%, 07/17/27(b)	5	5,363
3.45%, 01/21/28(b)	250	268,432
ASB Bank Ltd., 3.75%, 06/14/23(b)	350	368,574
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	600	614,748
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	450	458,604
2.63%, 05/19/22	250	256,938
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(c)	200	197,078
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(c)	200	211,678
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(c)	200	189,716
5.75%, 03/01/22(c)	200	206,390
Banco Davivienda SA, 5.88%, 07/09/22(c)	200	201,068
Banco de Bogota SA, 6.25%, 05/12/26(c)	200	199,696
Banco de Credito del Peru, 4.25%, 04/01/23(c)	200	208,070
Banco de Credito del Peru/Panama, 6.88%, 09/16/26 (Call 09/16/21)(a)(c)	200	209,226
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 07/09/20)(b)	200	199,716
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	198,368
4.63%, 01/15/25(c)	200	194,850
4.75%, 03/20/24(c)	200	196,212
5.88%, 01/26/22(c)	200	204,712
5.88%, 01/19/23(c)	400	412,844
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(c)	150	148,394
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/23 (Call 10/18/22)(c)	150	149,940
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(a)(c)	400	382,192
Banco Santander Chile, 2.70%, 01/10/25 (Call 07/10/20)(c)	250	250,145
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(c)(d)	400	404,000
Banco Santander SA
2.71%, 06/27/24	215	220,751
3.13%, 02/23/23	235	239,105
3.31%, 06/27/29	415	431,363
3.50%, 04/11/22	400	408,208
3.80%, 02/23/28	230	239,658
3.85%, 04/12/23	225	233,215
4.25%, 04/11/27	200	213,682
5.18%, 11/19/25	50	54,239
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(c)	200	210,938
4.45%, 09/19/28(c)	300	328,272

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
2.02%, 02/13/26 (Call 08/13/20)(a)	$600	$603,324
2.46%, 10/22/25 (Call 10/22/20)(a)	270	275,972
2.50%, 10/21/22 (Call 10/21/20)	493	502,125
2.50%, 02/13/31 (Call 08/13/20)(a)	200	202,288
2.59%, 04/29/31 (Call 10/29/20)(a)	500	513,260
2.82%, 07/21/23 (Call 07/21/20)(a)	74	75,955
2.88%, 04/24/23 (Call 10/24/20)(a)	425	435,374
2.88%, 10/22/30 (Call 10/22/20)(a)	335	346,574
3.00%, 12/20/23 (Call 06/20/20)(a)	636	657,751
3.09%, 10/01/25 (Call 10/01/20)(a)	170	177,995
3.12%, 01/20/23 (Call 07/20/20)(a)	266	272,767
3.19%, 07/23/30 (Call 07/23/20)(a)	405	432,613
3.25%, 10/21/27 (Call 10/21/20)	477	509,379
3.30%, 01/11/23	320	335,181
3.37%, 01/23/26 (Call 07/23/20)(a)	426	453,409
3.42%, 12/20/28 (Call 06/20/20)(a)	1,185	1,271,114
3.46%, 03/15/25 (Call 09/15/20)(a)	490	518,748
3.50%, 05/17/22 (Call 05/17/20)(a)	300	305,943
3.50%, 04/19/26	321	349,116
3.55%, 03/05/24 (Call 09/05/20)(a)	350	367,773
3.56%, 04/23/27 (Call 10/23/20)(a)	54	58,240
3.59%, 07/21/28 (Call 07/21/20)(a)	374	405,551
3.71%, 04/24/28 (Call 10/24/20)(a)	579	630,548
3.82%, 01/20/28 (Call 07/20/20)(a)	438	479,128
3.86%, 07/23/24 (Call 07/23/20)(a)	600	639,720
3.88%, 08/01/25	435	477,956
3.95%, 01/23/49 (Call 07/23/20)(a)	325	378,063
3.97%, 03/05/29 (Call 09/05/20)(a)	455	507,011
3.97%, 02/07/30 (Call 08/07/20)(a)	470	527,232
4.00%, 04/01/24	350	380,320
4.00%, 01/22/25	397	428,712
4.08%, 04/23/40 (Call 10/23/20)(a)	5	5,759
4.08%, 03/20/51 (Call 09/20/20)(a)	1,300	1,566,344
4.10%, 07/24/23	332	359,158
4.13%, 01/22/24	585	635,948
4.20%, 08/26/24	1,150	1,245,335
4.24%, 04/24/38 (Call 10/24/20)(a)	437	513,628
4.25%, 10/22/26	127	139,234
4.27%, 07/23/29 (Call 07/23/20)(a)	565	642,416
4.33%, 03/15/50 (Call 09/15/20)(a)	353	439,326
4.44%, 01/20/48 (Call 07/20/20)(a)	650	795,099
4.45%, 03/03/26	325	359,671
4.88%, 04/01/44	60	77,662
5.00%, 01/21/44	362	473,539
5.70%, 01/24/22	10	10,718
5.88%, 02/07/42	298	431,584
6.11%, 01/29/37	100	134,900
6.22%, 09/15/26	5	5,844
7.75%, 05/14/38	200	314,842
Series L, 3.95%, 04/21/25	30	32,304
Series L, 4.18%, 11/25/27 (Call 05/25/20)	330	362,129
Series L, 4.75%, 04/21/45	200	245,360
Bank of America N.A.
3.34%, 01/25/23 (Call 07/25/20)(a)	250	258,475
6.00%, 10/15/36	362	507,477
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/20)(a)(b)(g)	500	522,720
Bank of China Ltd., 5.00%, 11/13/24(c)	500	544,340

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of China Ltd./Hong Kong
1.85%, 03/08/23, (3 mo. LIBOR US + 0.850%)(c)(f)	$250	$247,873
2.19%, 07/11/22, (3 mo. LIBOR US + 0.880%)(c)(f)	400	400,644
Bank of China Ltd./London, 1.73%, 06/07/21, (3 mo. LIBOR US + 0.730%)(c)(f)	400	399,716
Bank of China Ltd./Luxembourg
1.85%, 04/17/22, (3 mo. LIBOR US + 0.720%)(c)(f)	200	199,252
2.25%, 07/12/21(c)	200	201,602
Bank of China Ltd./Macau
2.44%, 11/20/21, (3 mo. LIBOR US + 0.750%)(c)(f)	500	498,500
2.88%, 04/20/22(c)	300	307,683
Bank of Communications Co. Ltd./Hong Kong
1.98%, 03/21/22, (3 mo. LIBOR US + 0.780%)(c)(f)	400	398,360
2.15%, 12/04/22, (3 mo. LIBOR US +0.9%)(c)(f)	400	398,120
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	205	210,775
Bank of Montreal
1.90%, 08/27/21	435	439,589
2.05%, 11/01/22	165	167,848
2.50%, 06/28/24	465	480,610
2.55%, 11/06/22 (Call 05/06/20)	175	180,936
2.90%, 03/26/22	541	556,970
3.80%, 12/15/32 (Call 06/15/20)(a)	223	228,700
Series E, 3.30%, 02/05/24	515	544,015
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 07/27/20)	100	101,825
2.05%, 05/03/21 (Call 05/03/20)	1,150	1,161,868
2.10%, 10/24/24	115	118,574
2.20%, 08/16/23 (Call 08/16/20)	10	10,313
2.45%, 08/17/26 (Call 08/17/20)	279	292,939
2.60%, 02/07/22 (Call 08/07/20)	185	190,095
2.66%, 05/16/23 (Call 05/16/20)(a)	25	25,692
2.80%, 05/04/26 (Call 05/04/20)	135	143,540
2.95%, 01/29/23 (Call 07/29/20)	230	241,576
3.00%, 10/30/28 (Call 10/30/20)	100	105,747
3.25%, 05/16/27 (Call 05/16/20)	232	253,084
3.30%, 08/23/29 (Call 08/23/20)	186	204,777
3.40%, 05/15/24 (Call 05/15/20)	225	242,528
3.40%, 01/29/28 (Call 07/29/20)	175	194,283
3.44%, 02/07/28 (Call 08/07/20)(a)	270	294,216
3.45%, 08/11/23	50	53,645
3.50%, 04/28/23	200	213,732
3.85%, 04/28/28	25	28,778
3.95%, 11/18/25 (Call 05/18/20)	130	145,699
Series 0012, 3.65%, 02/04/24 (Call 08/04/20)	75	81,936
Series G, 3.00%, 02/24/25 (Call 08/24/20)	80	86,398
Bank of Nova Scotia (The)
1.88%, 04/26/21	50	50,549
1.95%, 02/01/23	10	10,114
2.00%, 11/15/22	29	29,380
2.20%, 02/03/25	20	20,356
2.38%, 01/18/23	215	220,691
2.45%, 09/19/22	150	154,854
2.70%, 03/07/22	545	560,745
2.70%, 08/03/26	200	209,810
2.80%, 07/21/21	200	203,494
3.40%, 02/11/24	455	483,924
4.50%, 12/16/25	305	333,685
Bank of the Philippine Islands, 2.50%, 09/10/24(c)	400	389,488
BankUnited Inc., 4.88%, 11/17/25 (Call 05/17/20)	50	53,392

Security	Par (000)	Value

Banks (continued)
Banque Federative du Credit Mutuel SA, 3.75%, 07/20/23(b)	$250	$263,892
Barclays Bank PLC, 6.86%, (Call 06/15/20)(a)(b)(g)	25	30,000
Barclays PLC
3.20%, 08/10/21	200	202,958
3.68%, 01/10/23 (Call 07/10/20)	270	276,094
4.34%, 05/16/24 (Call 05/16/20)(a)	455	479,179
4.34%, 01/10/28 (Call 07/10/20)	250	269,907
4.38%, 09/11/24	285	293,844
4.38%, 01/12/26	610	658,696
4.84%, 05/09/28 (Call 05/09/20)	205	216,738
4.95%, 01/10/47	240	288,538
4.97%, 05/16/29 (Call 05/16/20)(a)	660	745,556
5.09%, 06/20/30 (Call 06/20/20)(a)	215	234,346
5.20%, 05/12/26	490	529,577
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(c)	420	436,141
BBVA USA
2.50%, 08/27/24 (Call 08/27/20)	520	513,552
3.88%, 04/10/25 (Call 10/10/20)	18	18,223
BNG Bank NV
1.50%, 09/06/22(b)	500	511,330
1.50%, 10/16/24(b)	1,000	1,036,290
2.38%, 03/16/26(b)(d)	250	272,417
3.13%, 11/08/21(b)	250	259,803
BNP Paribas SA
2.82%, 11/19/25 (Call 05/19/20)(a)(b)	5	5,055
2.95%, 05/23/22(b)	350	355,946
3.05%, 01/13/31 (Call 07/13/20)(a)(b)	510	511,826
3.25%, 03/03/23	241	254,672
3.38%, 01/09/25(b)	825	858,000
3.50%, 11/16/27(b)	10	10,453
3.80%, 01/10/24(b)	340	356,364
4.38%, 09/28/25(b)	5	5,321
4.38%, 05/12/26(b)	5	5,345
4.38%, 03/01/33 (Call 09/01/20)(a)(b)	200	213,724
4.40%, 08/14/28(b)	265	294,208
4.63%, 03/13/27(b)	200	216,940
4.71%, 01/10/25 (Call 07/10/20)(a)(b)	450	484,924
5.20%, 01/10/30 (Call 07/10/20)(a)(b)	440	518,122
7.20%, (Call 06/25/20)(a)(b)(g)	100	105,677
BNZ International Funding Ltd./London
2.75%, 03/02/21(b)	250	252,395
3.38%, 03/01/23(b)	550	574,249
BPCE SA
2.38%, 01/14/25(b)	350	348,383
2.70%, 10/01/29(b)	5	5,182
2.75%, 12/02/21	500	509,395
3.38%, 12/02/26	726	783,993
3.50%, 10/23/27(b)	250	261,495
4.00%, 04/15/24	300	322,485
4.50%, 03/15/25(b)	595	626,577
4.63%, 09/12/28(b)	5	5,635
4.88%, 04/01/26(b)	5	5,388
Caixa Economica Federal, 3.50%, 11/07/22(c)	250	244,873
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	165	166,648
2.55%, 06/16/22	275	282,543
2.61%, 07/22/23 (Call 07/22/20)(a)	325	330,801
3.10%, 04/02/24	85	88,581
3.50%, 09/13/23	155	166,650

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Capital One N.A., 2.25%, 09/13/21 (Call 09/13/20)	$112	$112,200
CBQ Finance Ltd., 3.25%, 06/13/21(c)	200	201,006
China CITIC Bank Corp. Ltd., 1.74%, 12/14/22, (3 mo. LIBOR US + 1.000%)(c)(f)	300	300,447
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	300	314,379
China Construction Bank Corp./Hong Kong
1.73%, 06/08/21, (3 mo. LIBOR US + 0.730%)(c)(f)	500	499,525
1.83%, 06/08/23, (3 mo. LIBOR US + 0.830%)(c)(f)	200	199,260
1.95%, 09/24/21, (3 mo. LIBOR US + 0.750%)(c)(f)	400	399,664
China Development Bank
2.13%, 06/01/21(c)	400	403,464
2.63%, 01/24/22(c)	200	203,940
3.38%, 01/24/27(c)	200	215,846
4.00%, 01/24/37(c)	200	235,910
China Development Bank Corp./Hong Kong
1.70%, 03/06/22, (3 mo. LIBOR US + 0.700%)(c)(f)	200	199,380
1.88%, 11/03/21(c)	200	202,580
China Merchants Bank Co. Ltd./London, 1.79%, 06/19/22,
(3 mo. LIBOR US + 0.740%)(c)(f)	400	396,132
China Minsheng Banking Corp. Ltd./Hong Kong, 2.05%, 03/09/23, (3 mo. LIBOR US + 1.050%)(c)(f)	200	198,732
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/20)(a)	80	72,601
CIT Group Inc.
4.13%, 03/09/21 (Call 09/09/20)	100	98,251
4.75%, 02/16/24 (Call 08/16/20)	105	101,332
5.00%, 08/15/22	192	192,188
5.00%, 08/01/23	150	146,760
5.25%, 03/07/25 (Call 09/09/20)	75	74,713
6.13%, 03/09/28	50	51,962
Citibank N.A.
2.84%, 05/20/22 (Call 05/20/20)(a)	315	319,079
3.40%, 07/23/21 (Call 07/23/20)	535	548,097
3.65%, 01/23/24 (Call 07/23/20)	330	354,743
CITIC Ltd.
3.70%, 06/14/26(c)	200	211,902
3.88%, 02/28/27(c)	400	425,932
4.00%, 01/11/28(c)	200	215,034
6.80%, 01/17/23(c)	200	222,802
Citigroup Inc.
2.31%, 11/04/22 (Call 05/04/20)(a)	130	130,975
2.35%, 08/02/21	67	67,706
2.67%, 01/29/31 (Call 07/29/20)(a)	105	105,658
2.70%, 10/27/22 (Call 10/27/20)	460	471,081
2.75%, 04/25/22 (Call 10/25/20)	808	827,125
2.88%, 07/24/23 (Call 07/24/20)(a)	589	603,554
2.90%, 12/08/21 (Call 06/08/20)	644	655,901
2.98%, 11/05/30 (Call 05/05/20)(a)	134	136,826
3.11%, 04/08/26 (Call 10/08/20)(a)	600	628,254
3.14%, 01/24/23 (Call 07/24/20)(a)	215	220,369
3.20%, 10/21/26 (Call 10/21/20)	690	727,143
3.30%, 04/27/25	45	47,682
3.35%, 04/24/25 (Call 10/24/20)(a)	379	398,287
3.40%, 05/01/26	316	337,441
3.50%, 05/15/23	87	90,753
3.52%, 10/27/28 (Call 10/27/20)(a)	348	370,342
3.67%, 07/24/28 (Call 07/24/20)(a)	556	593,691
3.70%, 01/12/26	75	80,990
3.75%, 06/16/24	150	160,578
3.88%, 10/25/23	50	53,418

Security	Par (000)	Value

Banks (continued)
3.88%, 03/26/25	$157	$167,503
3.88%, 01/24/39 (Call 07/24/20)(a)	25	27,163
3.89%, 01/10/28 (Call 07/10/20)(a)	255	275,443
3.98%, 03/20/30 (Call 09/20/20)(a)	204	224,600
4.00%, 08/05/24	425	451,567
4.04%, 06/01/24 (Call 06/01/20)(a)	650	693,738
4.05%, 07/30/22	100	104,847
4.08%, 04/23/29 (Call 10/23/20)(a)	200	221,118
4.13%, 07/25/28	448	485,193
4.28%, 04/24/48 (Call 10/24/20)(a)	275	322,201
4.30%, 11/20/26	158	172,278
4.40%, 06/10/25	100	108,934
4.41%, 03/31/31 (Call 09/30/20)(a)	600	690,726
4.45%, 09/29/27	730	800,255
4.50%, 01/14/22	231	242,164
4.60%, 03/09/26	341	375,840
4.65%, 07/30/45	250	302,547
4.65%, 07/23/48 (Call 07/23/20)	360	439,466
4.75%, 05/18/46	320	389,222
5.30%, 05/06/44	344	436,312
5.32%, 03/26/41 (Call 09/26/20)(a)	600	774,906
5.50%, 09/13/25	397	454,700
5.88%, 02/22/33	30	37,373
5.88%, 01/30/42	121	167,972
6.00%, 10/31/33	110	138,639
6.63%, 06/15/32	200	260,712
6.68%, 09/13/43	131	191,588
8.13%, 07/15/39	488	803,189
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 09/29/20)	250	261,945
3.75%, 02/18/26 (Call 08/18/20)	310	329,118
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 07/28/20)	10	10,066
2.50%, 02/06/30 (Call 08/06/20)	255	241,952
2.85%, 07/27/26 (Call 07/27/20)	235	235,357
4.30%, 12/03/25 (Call 06/03/20)	290	310,335
Comerica Inc.
3.70%, 07/31/23 (Call 07/31/20)	300	316,059
4.00%, 02/01/29 (Call 08/01/20)	410	433,210
Commerzbank AG, 8.13%, 09/19/23(b)	250	275,522
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	137	138,497
2.50%, 09/18/22(b)	375	385,695
2.63%, 09/06/26(b)	125	130,575
2.75%, 03/10/22(b)	70	71,969
2.85%, 05/18/26(b)	230	242,645
3.15%, 09/19/27(b)	275	293,007
3.35%, 06/04/24(b)	100	107,034
3.45%, 03/16/23(b)	334	353,031
3.61%, 09/12/34 (Call 09/12/20)(a)(b)	400	408,736
3.74%, 09/12/39(b)	200	199,990
3.90%, 03/16/28(b)	155	173,819
3.90%, 07/12/47(b)	195	219,919
4.32%, 01/10/48(b)	215	228,276
Cooperatieve Rabobank UA
2.63%, 07/22/24(b)	455	463,954
3.75%, 07/21/26	140	147,442
3.88%, 02/08/22	535	558,208
3.95%, 11/09/22	300	309,852
4.38%, 08/04/25	255	274,732

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 05/24/41	$187	$263,236
5.25%, 08/04/45	325	426,930
5.75%, 12/01/43	385	533,340
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	405	415,732
2.75%, 01/10/23	280	289,968
3.38%, 05/21/25	250	269,357
Credit Agricole SA
3.25%, 01/14/30(b)	540	545,578
4.00%, 01/10/33 (Call 07/10/20)(a)(b)	350	367,328
4.38%, 03/17/25(b)	100	106,458
Credit Agricole SA/London
3.25%, 10/04/24(b)	325	338,806
3.38%, 01/10/22(b)	550	561,319
3.75%, 04/24/23(b)	455	475,407
4.13%, 01/10/27(b)	35	38,206
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(c)	300	285,894
7.12%, 06/25/24(c)	200	208,984
Credit Suisse AG/New York NY
3.00%, 10/29/21	330	337,102
3.63%, 09/09/24	500	536,495
Credit Suisse Group AG
2.59%, 09/11/25 (Call 09/11/20)(a)(b)	10	9,999
3.00%, 12/14/23 (Call 06/14/20)(a)(b)	250	254,580
3.57%, 01/09/23 (Call 07/09/20)(b)	300	306,894
3.87%, 01/12/29 (Call 07/12/20)(a)(b)	437	463,255
4.19%, 04/01/31 (Call 10/01/20)(a)(b)	255	277,909
4.21%, 06/12/24 (Call 06/12/20)(a)(b)	250	263,200
4.28%, 01/09/28 (Call 07/09/20)(b)	355	383,180
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	455	473,195
4.55%, 04/17/26	250	277,697
4.88%, 05/15/45	535	673,688
Danske Bank A/S
3.88%, 09/12/23(b)	255	263,043
4.38%, 06/12/28(b)	305	320,189
5.00%, 01/12/22(b)	350	362,446
Danske Bank AS, 3.24%, 12/20/25 (Call 06/20/20)(a)(b)	200	199,748
Deutsche Bank AG
3.38%, 05/12/21	175	175,138
4.10%, 01/13/26	120	116,826
4.30%, 05/24/28 (Call 05/24/20)(a)	240	214,205
4.50%, 04/01/25	200	189,078
Deutsche Bank AG/London, 3.70%, 05/30/24	230	226,191
Deutsche Bank AG/New York NY
3.30%, 11/16/22	225	221,220
3.38%, 05/12/21	175	175,368
3.70%, 05/30/24	100	97,259
3.96%, 11/26/25 (Call 05/26/20)(a)	315	308,105
4.10%, 01/13/26	210	204,582
4.25%, 10/14/21	250	251,443
4.88%, 12/01/32 (Call 06/01/20)(a)	250	225,848
Series D, 5.00%, 02/14/22	305	310,142
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(c)	200	196,898
Dexia Credit Local SA, 2.38%, 09/20/22(b)	1,000	1,040,740
DIB Sukuk Ltd.
2.95%, 02/20/25(c)	200	194,048
3.66%, 02/14/22(c)	600	606,180

Security	Par (000)	Value

Banks (continued)
Discover Bank, 4.65%, 09/13/28 (Call 09/13/20)	$110	$115,356
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/20)(b)	200	254,092
Emirates NBD Bank PJSC, 2.63%, 02/18/25(c)	300	294,240
Fab Sukuk Co. Ltd., 3.63%, 03/05/23(c)	200	208,038
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 07/28/20)	113	114,483
2.60%, 06/15/22 (Call 06/15/20)	185	188,408
3.50%, 03/15/22 (Call 09/15/20)	100	103,506
3.65%, 01/25/24 (Call 07/25/20)	18	19,001
3.95%, 03/14/28 (Call 09/14/20)	230	265,289
4.30%, 01/16/24 (Call 07/16/20)	135	144,226
8.25%, 03/01/38	255	379,552
Fifth Third Bank/Cincinnati OH
2.25%, 02/01/27 (Call 08/01/20)	260	260,746
3.35%, 07/26/21 (Call 07/26/20)	200	204,832
3.85%, 03/15/26 (Call 09/15/20)	205	220,051
3.95%, 07/28/25 (Call 07/28/20)	300	334,449
First Abu Dhabi Bank PJSC
2.13%, 04/16/22, (3 mo. LIBOR US + 0.950%)(c)(f)	200	197,484
3.00%, 03/30/22(c)	400	409,616
First Republic Bank/CA
2.50%, 06/06/22 (Call 06/06/20)	9	9,198
4.38%, 08/01/46 (Call 08/01/20)	15	16,869
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 05/15/20)(b)	75	61,439
8.25%, 04/15/25 (Call 10/15/20)(b)	105	89,186
10.75%, 04/01/24 (Call 10/01/20)(b)	50	46,352
Goldman Sachs Capital I, 6.35%, 02/15/34	420	534,370
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 05/15/20)	475	477,375
2.88%, 10/31/22 (Call 10/31/20)(a)	145	147,342
2.91%, 06/05/23 (Call 06/05/20)(a)	362	370,015
2.91%, 07/24/23 (Call 07/24/20)(a)	471	482,215
3.00%, 04/26/22 (Call 10/26/20)	1,426	1,444,139
3.20%, 02/23/23 (Call 08/23/20)	210	217,921
3.27%, 09/29/25 (Call 09/29/20)(a)	385	402,098
3.50%, 01/23/25 (Call 07/23/20)	175	185,098
3.50%, 04/01/25 (Call 10/01/20)	960	1,023,658
3.50%, 11/16/26 (Call 05/16/20)	433	460,050
3.63%, 01/22/23	280	294,123
3.63%, 02/20/24 (Call 08/20/20)	485	515,162
3.69%, 06/05/28 (Call 06/05/20)(a)	383	408,749
3.75%, 05/22/25 (Call 05/22/20)	201	215,219
3.75%, 02/25/26 (Call 08/25/20)	429	463,020
3.81%, 04/23/29 (Call 10/23/20)(a)	275	297,256
3.85%, 07/08/24 (Call 07/08/20)	440	469,586
3.85%, 01/26/27 (Call 07/26/20)	560	605,629
4.00%, 03/03/24	369	396,675
4.02%, 10/31/38 (Call 10/31/20)(a)	481	529,600
4.22%, 05/01/29 (Call 05/01/20)(a)	411	455,503
4.25%, 10/21/25	495	528,467
4.41%, 04/23/39 (Call 10/23/20)(a)	270	306,104
4.75%, 10/21/45 (Call 10/21/20)	410	496,104
4.80%, 07/08/44 (Call 07/08/20)	293	357,284
5.15%, 05/22/45	434	528,139
5.25%, 07/27/21	486	507,355
5.75%, 01/24/22	647	692,199
5.95%, 01/15/27	78	92,724
6.25%, 02/01/41	467	649,009

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.45%, 05/01/36	$290	$380,019
6.75%, 10/01/37	940	1,279,866
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(c)	200	167,696
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 05/28/20)(c)	73	71,733
HSBC Bank USA N.A./New York NY, 5.88%, 11/01/34	20	26,056
HSBC Holdings PLC
2.63%, 11/07/25 (Call 05/07/20)(a)	415	423,171
2.65%, 01/05/22	500	507,580
2.95%, 05/25/21	535	542,902
3.26%, 03/13/23 (Call 09/13/20)(a)	950	975,612
3.80%, 03/11/25 (Call 09/11/20)(a)	220	234,285
3.90%, 05/25/26	5	5,450
3.97%, 05/22/30 (Call 05/22/20)(a)	635	694,887
4.00%, 03/30/22	80	83,488
4.25%, 03/14/24	200	212,090
4.25%, 08/18/25	210	224,360
4.29%, 09/12/26 (Call 09/12/20)(a)	300	329,538
4.30%, 03/08/26	1,020	1,130,935
4.38%, 11/23/26	500	546,370
4.58%, 06/19/29 (Call 06/19/20)(a)	560	633,366
4.88%, 01/14/22	33	34,850
4.95%, 03/31/30	205	242,952
5.25%, 03/14/44	505	646,673
6.10%, 01/14/42	230	326,729
6.50%, 05/02/36	471	635,793
6.50%, 09/15/37	425	584,681
6.80%, 06/01/38	287	404,974
7.63%, 05/17/32	39	53,671
HSBC USA Inc., 3.50%, 06/23/24	200	213,608
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 07/14/20)	50	50,691
2.55%, 02/04/30 (Call 08/04/20)	367	352,922
2.63%, 08/06/24 (Call 08/06/20)	230	236,316
4.00%, 05/15/25 (Call 05/15/20)	215	234,135
Huntington National Bank (The)
2.50%, 08/07/22 (Call 08/07/20)	250	256,533
3.25%, 05/14/21 (Call 05/14/20)	250	254,830
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(c)	600	591,198
4.00%, 03/18/26(c)	200	190,998
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(c)	600	658,356
Industrial & Commercial Bank of China Ltd./Hong Kong
2.25%, 09/16/22(c)	400	406,304
2.66%, 02/21/22, (3 mo. LIBOR US + 0.965%)(c)(f)	600	603,528
2.88%, 02/21/22(c)	600	613,884
Industrial & Commercial Bank of China Ltd./London
1.47%, 06/14/21, (3 mo. LIBOR US + 0.730%)(c)(f)	400	399,988
1.84%, 10/25/23, (3 mo. LIBOR US + 0.850%)(c)(f)	800	799,320
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	258,235
Industrial & Commercial Bank of China Ltd./Singapore, 1.97%, 04/24/22, (3 mo. LIBOR US + 0.950%)(c)(f)	200	201,120
Industrial Bank Co. Ltd./Hong Kong, 2.36%, 03/05/23, (3 mo. LIBOR US + 1.050%)(c)(f)	200	200,856
Industrial Bank of Korea, 2.36%, 08/02/21, (3 mo. LIBOR US + 0.600%)(c)(f)	200	198,944
ING Bank NV, 2.05%, 08/15/21(b)	260	261,833

Security	Par (000)	Value

Banks (continued)
ING Groep NV
3.15%, 03/29/22	$310	$317,986
3.55%, 04/09/24	210	221,069
3.95%, 03/29/27	200	216,654
4.05%, 04/09/29	255	282,576
4.10%, 10/02/23	225	240,766
4.55%, 10/02/28	200	228,264
4.63%, 01/06/26(b)	200	224,248
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	150	125,972
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	230	230,140
3.88%, 01/12/28(b)	5	4,908
5.02%, 06/26/24(b)	400	403,532
5.71%, 01/15/26(b)	200	204,494
Series XR, 4.00%, 09/23/29(b)	205	201,755
Itau Unibanco Holding SA/Cayman Island
5.13%, 05/13/23(c)	700	718,046
6.20%, 12/21/21(c)	800	827,760
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 09/13/20)(a)	600	605,478
2.08%, 04/22/26 (Call 10/22/20)(a)	500	507,020
2.30%, 08/15/21 (Call 08/15/20)	235	235,696
2.30%, 10/15/25 (Call 10/15/20)(a)	456	466,050
2.40%, 06/07/21 (Call 06/07/20)	169	170,974
2.52%, 04/22/31 (Call 10/22/20)(a)	700	715,939
2.70%, 05/18/23 (Call 05/18/20)	440	455,532
2.74%, 10/15/30 (Call 10/15/20)(a)	177	183,407
2.78%, 04/25/23 (Call 10/25/20)(a)	25	25,595
2.95%, 10/01/26 (Call 10/01/20)	423	443,710
2.97%, 01/15/23 (Call 07/15/20)	519	533,293
3.11%, 04/22/41 (Call 10/22/20)(a)	500	519,325
3.11%, 04/22/51 (Call 10/22/20)(a)	1,100	1,143,263
3.13%, 01/23/25 (Call 07/23/20)	630	666,912
3.20%, 01/25/23	1,375	1,439,872
3.20%, 06/15/26 (Call 06/15/20)	382	407,151
3.21%, 04/01/23 (Call 10/01/20)(a)	605	624,064
3.22%, 03/01/25 (Call 09/01/20)(a)	101	106,398
3.25%, 09/23/22	433	453,122
3.30%, 04/01/26 (Call 10/01/20)	465	500,438
3.38%, 05/01/23	351	367,329
3.51%, 06/18/22 (Call 06/18/20)(a)	575	588,553
3.51%, 01/23/29 (Call 07/23/20)(a)	735	796,049
3.54%, 05/01/28 (Call 05/01/20)(a)	160	172,358
3.56%, 04/23/24 (Call 10/23/20)(a)	320	338,317
3.63%, 05/13/24(d)	268	289,373
3.63%, 12/01/27 (Call 06/01/20)	300	321,498
3.70%, 05/06/30 (Call 05/06/20)(a)	163	180,167
3.78%, 02/01/28 (Call 08/01/20)(a)	111	121,294
3.80%, 07/23/24 (Call 07/23/20)(a)	465	497,243
3.88%, 02/01/24	656	712,252
3.88%, 09/10/24	365	392,806
3.88%, 07/24/38 (Call 07/24/20)(a)	370	418,403
3.90%, 07/15/25 (Call 07/15/20)	534	588,249
3.90%, 01/23/49 (Call 07/23/20)(a)	583	682,262
3.96%, 01/29/27 (Call 07/29/20)(a)	725	801,226
3.96%, 11/15/48 (Call 05/15/20)(a)	685	809,382
4.01%, 04/23/29 (Call 10/23/20)(a)	425	474,848
4.02%, 12/05/24 (Call 06/05/20)(a)	469	507,369
4.03%, 07/24/48 (Call 07/24/20)(a)	327	388,675
4.13%, 12/15/26	220	244,457

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/20)(a)	$545	$616,117
4.25%, 10/01/27	225	252,290
4.26%, 02/22/48 (Call 08/22/20)(a)	343	421,585
4.35%, 08/15/21	168	174,604
4.45%, 12/05/29 (Call 06/05/20)(a)	164	190,068
4.50%, 01/24/22	202	213,237
4.63%, 05/10/21	180	186,473
4.85%, 02/01/44	140	182,133
4.95%, 06/01/45	218	274,952
5.40%, 01/06/42	400	548,932
5.50%, 10/15/40	215	293,159
5.60%, 07/15/41	140	194,789
5.63%, 08/16/43	500	687,740
6.40%, 05/15/38	435	640,746
7.63%, 10/15/26	125	162,709
8.75%, 09/01/30	15	23,338
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(c)	200	200,414
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	300	314,322
3.90%, 04/13/29	20	21,307
6.95%, 02/01/28	5	6,158
KeyCorp
2.25%, 04/06/27	130	126,372
2.55%, 10/01/29	285	274,760
4.10%, 04/30/28	200	218,420
4.15%, 10/29/25	371	408,601
KfW
0.00%, 04/18/36(h)	500	401,995
0.00%, 06/29/37(h)	150	118,971
1.38%, 08/05/24	130	134,683
1.50%, 06/15/21	1,320	1,336,434
1.63%, 02/15/23	21	21,703
1.75%, 08/22/22(d)	1,130	1,165,358
1.75%, 09/14/29	225	242,609
2.00%, 11/30/21	320	328,237
2.00%, 09/29/22	395	410,109
2.00%, 10/04/22	263	273,112
2.00%, 05/02/25(d)	882	944,745
2.13%, 03/07/22	545	562,898
2.13%, 06/15/22	783	812,002
2.13%, 01/17/23	980	1,025,129
2.13%, 08/07/23(c)	25	26,375
2.38%, 08/25/21	110	112,828
2.38%, 12/29/22	1,061	1,116,384
2.50%, 02/15/22	1,070	1,110,542
2.50%, 11/20/24	965	1,049,283
2.63%, 01/25/22	549	570,466
2.63%, 02/28/24	350	378,682
2.88%, 05/05/22(c)	36	37,804
2.88%, 04/03/28	770	894,008
3.13%, 12/15/21	1,327	1,385,932
Kookmin Bank, 4.35%, (Call 07/02/24)(a)(c)(g)	400	386,732
Korea Development Bank (The)
2.00%, 09/12/26	200	202,978
3.00%, 09/14/22	400	415,992
3.00%, 01/13/26	200	214,652
3.38%, 09/16/25	200	218,238
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	850	987,836
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.63%, 02/07/22(c)	1,000	1,037,020

Security	Par (000)	Value

Banks (continued)
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	$411	$436,572
1.88%, 04/17/23(c)	200	208,268
2.00%, 01/13/25	850	904,757
2.25%, 10/01/21	56	57,429
2.38%, 03/24/21(c)	220	223,806
2.38%, 06/10/25	304	331,129
3.13%, 11/14/23	100	109,200
Series 36, 2.00%, 12/06/21	350	359,002
Series 37, 2.50%, 11/15/27	83	93,206
Lloyds Bank PLC
2.25%, 08/14/22	200	203,418
3.30%, 05/07/21	200	204,112
3.50%, 05/14/25	150	160,019
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 08/05/20)(a)	215	214,783
2.86%, 03/17/23 (Call 09/17/20)(a)	300	303,501
3.00%, 01/11/22	200	203,554
3.10%, 07/06/21	250	252,698
3.57%, 11/07/28 (Call 05/07/20)(a)	425	445,957
3.75%, 01/11/27	505	537,643
4.05%, 08/16/23	200	211,012
4.34%, 01/09/48	325	353,915
4.45%, 05/08/25	295	321,736
4.50%, 11/04/24	200	212,564
4.55%, 08/16/28	275	307,538
4.58%, 12/10/25	205	221,593
4.65%, 03/24/26	275	298,587
M&T Bank Corp., 3.55%, 07/26/23 (Call 07/26/20)	125	133,295
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	15	15,103
3.90%, 01/15/26(b)	5	5,366
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 05/28/20)(a)(b)	141	144,497
3.76%, 11/28/28 (Call 05/28/20)(a)(b)	155	162,155
4.15%, 03/27/24 (Call 09/27/20)(a)(b)	200	210,514
4.65%, 03/27/29 (Call 09/27/20)(a)(b)	140	153,632
5.03%, 01/15/30 (Call 07/15/20)(a)(b)	485	551,552
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 05/18/20)	250	256,655
3.40%, 08/17/27	5	5,359
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	25	25,181
2.62%, 07/18/22	255	259,835
2.67%, 07/25/22	433	441,807
2.80%, 07/18/24	325	335,325
2.95%, 03/01/21	275	279,249
3.00%, 02/22/22	105	107,490
3.20%, 07/18/29	310	329,580
3.22%, 03/07/22	605	621,952
3.29%, 07/25/27	375	399,540
3.41%, 03/07/24	300	315,306
3.46%, 03/02/23	540	563,620
3.54%, 07/26/21	5	5,125
3.68%, 02/22/27	265	288,415
3.74%, 03/07/29	225	248,461
3.75%, 07/18/39	200	220,342
3.76%, 07/26/23	110	116,420
3.78%, 03/02/25	395	426,809
3.85%, 03/01/26	620	680,580

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 03/02/28	$100	$113,347
4.05%, 09/11/28	125	144,118
4.15%, 03/07/39	130	150,515
4.29%, 07/26/38	60	70,615
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/20)(a)	200	202,984
2.72%, 07/16/23 (Call 07/16/20)(a)	300	304,725
2.84%, 07/16/25 (Call 07/16/20)(a)	350	359,061
2.87%, 09/13/30 (Call 09/13/20)(a)	205	211,499
2.95%, 02/28/22	205	208,741
3.15%, 07/16/30 (Call 07/16/20)(a)	315	331,635
3.17%, 09/11/27	255	267,194
3.48%, 04/12/26(b)	250	267,640
3.55%, 03/05/23	505	528,073
3.66%, 02/28/27	205	220,273
3.92%, 09/11/24 (Call 09/11/20)(a)	200	212,806
4.25%, 09/11/29 (Call 09/11/20)(a)	250	282,587
4.35%, 10/20/25(b)(d)	250	267,140
Morgan Stanley
2.19%, 04/28/26 (Call 10/28/20)(a)	930	940,937
2.63%, 11/17/21	346	351,633
2.70%, 01/22/31 (Call 07/22/20)(a)	215	219,825
2.72%, 07/22/25 (Call 07/22/20)(a)	260	268,453
2.75%, 05/19/22	1,799	1,842,770
3.13%, 01/23/23	440	457,552
3.13%, 07/27/26	361	383,216
3.59%, 07/22/28 (Call 07/22/20)(a)	231	250,085
3.62%, 04/01/31 (Call 10/01/20)(a)	1,080	1,189,026
3.63%, 01/20/27	233	252,884
3.70%, 10/23/24	216	233,029
3.74%, 04/24/24 (Call 10/24/20)(a)	461	488,010
3.75%, 02/25/23	330	349,038
3.77%, 01/24/29 (Call 07/24/20)(a)	742	815,013
3.88%, 01/27/26	313	344,491
3.95%, 04/23/27	332	354,330
3.97%, 07/22/38 (Call 07/22/20)(a)	150	170,603
4.00%, 07/23/25	540	594,659
4.10%, 05/22/23	54	57,067
4.30%, 01/27/45	490	591,200
4.35%, 09/08/26	305	335,424
4.38%, 01/22/47	599	741,544
4.43%, 01/23/30 (Call 07/23/20)(a)	355	410,689
4.46%, 04/22/39 (Call 10/22/20)(a)	225	271,141
4.88%, 11/01/22	745	794,304
5.00%, 11/24/25	171	193,786
5.50%, 07/28/21	230	241,215
5.60%, 03/24/51 (Call 09/24/20)(a)	700	1,014,671
6.38%, 07/24/42	422	640,756
7.25%, 04/01/32	255	366,884
Series F, 3.88%, 04/29/24	434	467,652
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 08/10/20)	155	158,813
National Australia Bank Ltd., 3.93%, 08/02/34 (Call 08/02/20)(a)(b)	270	282,010
National Australia Bank Ltd./New York
1.88%, 12/13/22	110	111,642
2.50%, 05/22/22	440	451,277
2.50%, 07/12/26	250	259,328
2.88%, 04/12/23	300	314,097
3.63%, 06/20/23	500	533,975

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
2.10%, 02/01/23	$505	$510,186
2.15%, 10/07/22(b)	285	288,674
NBK SPC Ltd., 2.75%, 05/30/22(c)	200	199,824
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(c)(g)	200	184,908
Nederlandse Waterschapsbank NV
1.50%, 08/27/21(b)	500	506,855
1.75%, 01/15/25(b)	1,000	1,049,950
2.38%, 03/24/26(b)	200	218,516
NongHyup Bank
1.88%, 09/12/21(c)	200	201,146
2.88%, 07/17/22(c)	200	205,486
Nordea Bank Abp
2.25%, 05/27/21(b)	200	202,424
3.75%, 08/30/23(b)	20	20,919
4.63%, 09/13/33 (Call 09/13/20)(a)(b)	205	216,890
Northern Trust Corp.
2.38%, 08/02/22	50	51,354
3.15%, 05/03/29 (Call 05/03/20)	320	351,187
3.38%, 08/23/21	260	268,198
3.38%, 05/08/32 (Call 05/08/20)(a)	57	59,829
3.65%, 08/03/28 (Call 08/03/20)	105	118,178
3.95%, 10/30/25	100	112,218
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	1,014	1,053,637
2.38%, 10/01/21	302	310,272
3.13%, 11/07/23	25	27,253
PNC Bank N.A.
2.23%, 07/22/22 (Call 07/22/20)(a)	500	505,780
2.63%, 02/17/22 (Call 08/17/20)	250	255,793
2.95%, 02/23/25 (Call 08/23/20)	255	270,575
3.10%, 10/25/27 (Call 10/25/20)	255	271,124
3.25%, 01/22/28 (Call 07/22/20)	450	487,188
3.30%, 10/30/24 (Call 10/30/20)	205	220,773
4.05%, 07/26/28	115	129,055
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 05/01/20)	25	25,902
2.55%, 01/22/30 (Call 07/22/20)	15	15,425
2.60%, 07/23/26 (Call 07/23/20)	250	261,678
2.85%, 11/09/22(i)	35	36,421
3.15%, 05/19/27 (Call 05/19/20)	120	129,451
3.45%, 04/23/29 (Call 10/23/20)	150	164,981
3.50%, 01/23/24 (Call 07/23/20)	191	204,202
3.90%, 04/29/24 (Call 10/29/20)	60	64,957
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(b)(d)	45	37,900
QIB Sukuk Ltd., 3.98%, 03/26/24(c)	400	415,068
QNB Finance Ltd.
2.99%, 05/31/21, (3 mo. LIBOR US + 1.350%)(c)(f)	400	397,344
3.50%, 03/28/24(c)	200	207,520
QNB Finansbank AS, 4.88%, 05/19/22(c)	200	196,934
RBS Capital Trust II, 6.43%, (Call 06/30/20)(a)(g)	100	136,078
Regions Financial Corp.
2.75%, 08/14/22 (Call 08/14/20)	240	244,445
3.80%, 08/14/23 (Call 08/14/20)	250	264,012
7.38%, 12/10/37	15	20,586
Royal Bank of Canada
1.95%, 01/17/23	287	291,044
2.25%, 11/01/24	250	255,703
2.55%, 07/16/24	75	77,595

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 02/01/22	$840	$864,469
2.80%, 04/29/22	430	442,586
3.70%, 10/05/23	330	353,737
4.65%, 01/27/26	205	233,743
Royal Bank of Scotland Group PLC
3.75%, 11/01/29 (Call 05/01/20)(a)	20	19,947
3.88%, 09/12/23	225	235,856
4.27%, 03/22/25 (Call 09/22/20)(a)	405	429,166
4.45%, 05/08/30 (Call 05/08/20)(a)	315	351,464
4.80%, 04/05/26	250	277,747
4.89%, 05/18/29 (Call 05/18/20)(a)	280	317,128
5.08%, 01/27/30 (Call 07/27/20)(a)	15	17,279
5.13%, 05/28/24	685	726,901
6.00%, 12/19/23	255	277,514
6.10%, 06/10/23	502	541,753
6.13%, 12/15/22	335	358,242
7.65%, (Call 09/30/20)(a)(g)	165	227,373
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 10/05/20)	120	115,567
3.40%, 01/18/23 (Call 07/18/20)	50	50,336
3.50%, 06/07/24 (Call 06/07/20)	207	208,691
3.70%, 03/28/22 (Call 09/28/20)	553	560,869
4.40%, 07/13/27 (Call 07/13/20)	175	177,396
4.50%, 07/17/25 (Call 07/17/20)	225	231,469
Santander UK Group Holdings PLC
2.88%, 08/05/21	300	302,100
3.57%, 01/10/23 (Call 07/10/20)	515	524,847
4.75%, 09/15/25(b)	165	172,374
4.80%, 11/15/24 (Call 05/15/20)(a)	55	58,886
5.63%, 09/15/45(b)	5	5,885
Santander UK PLC
2.10%, 01/13/23	5	5,018
2.88%, 06/18/24	300	310,332
3.40%, 06/01/21	665	678,958
3.75%, 11/15/21	200	205,522
4.00%, 03/13/24	418	450,031
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(c)	200	207,106
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(c)	200	204,898
3.88%, 03/24/26(c)	200	200,320
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(c)(g)	200	206,042
Skandinaviska Enskilda Banken AB
2.80%, 03/11/22	255	260,630
3.25%, 05/17/21(b)	500	510,750
Societe Generale SA
2.63%, 10/16/24(b)	5	4,994
3.00%, 01/22/30(b)	300	295,716
3.88%, 03/28/24(b)	450	470,673
4.25%, 09/14/23(b)	515	544,252
4.25%, 04/14/25(b)	25	25,864
4.75%, 11/24/25(b)	250	264,272
4.75%, 09/14/28(b)	205	231,949
5.63%, 11/24/45(b)	5	5,920
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/20)(a)(b)	500	500,920
2.82%, 01/30/26 (Call 07/30/20)(a)(b)	800	796,816
3.20%, 04/17/25(b)	5	5,063
3.79%, 05/21/25 (Call 05/21/20)(a)(b)	200	206,488
3.89%, 03/15/24 (Call 09/15/20)(a)(b)	200	205,800

Security	Par (000)	Value

Banks (continued)
3.95%, 01/11/23(b)	$325	$328,247
4.05%, 04/12/26(b)(d)	500	528,695
4.25%, 01/20/23 (Call 07/20/20)(a)(b)	275	282,736
4.30%, 02/19/27(b)	215	221,074
4.31%, 05/21/30 (Call 05/21/20)(a)(b)	200	215,178
4.87%, 03/15/33 (Call 09/15/20)(a)(b)	200	212,762
5.20%, 01/26/24(b)	200	210,832
5.30%, 01/09/43(b)	5	5,759
5.70%, 01/25/22(c)	200	207,706
5.70%, 03/26/44(b)	200	238,826
7.01%, (Call 07/30/20)(a)(b)(g)	100	105,728
State Bank of India/London
3.25%, 01/24/22(c)	200	200,030
4.38%, 01/24/24(c)	740	753,490
State Street Corp.
1.95%, 05/19/21	60	60,677
2.35%, 11/01/25 (Call 05/01/20)(a)	10	10,325
2.40%, 01/24/30	120	125,404
2.65%, 05/15/23 (Call 05/15/20)(a)	300	307,683
2.65%, 05/19/26	395	417,080
3.03%, 11/01/34 (Call 05/01/20)(a)	25	26,158
3.10%, 05/15/23	135	141,894
3.30%, 12/16/24	125	136,393
3.55%, 08/18/25	120	132,862
3.70%, 11/20/23	347	384,747
3.78%, 12/03/24 (Call 06/03/20)(a)	80	86,669
4.14%, 12/03/29 (Call 06/03/20)(a)	50	58,158
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	270,800
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	313	315,122
2.35%, 01/15/25	15	15,235
2.44%, 10/19/21	25	25,338
2.63%, 07/14/26	79	81,662
2.70%, 07/16/24	500	513,955
2.72%, 09/27/29	205	210,129
2.78%, 07/12/22	42	42,903
2.78%, 10/18/22	380	390,226
2.85%, 01/11/22	355	361,773
3.01%, 10/19/26	100	105,704
3.04%, 07/16/29	460	482,374
3.10%, 01/17/23	312	323,397
3.20%, 09/17/29	400	410,112
3.35%, 10/18/27	265	283,121
3.36%, 07/12/27	40	42,772
3.45%, 01/11/27	130	139,140
3.54%, 01/17/28	405	438,461
3.75%, 07/19/23	455	481,326
3.94%, 10/16/23	50	53,460
3.94%, 07/19/28	205	228,844
4.31%, 10/16/28	75	85,955
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	100	102,339
SVB Financial Group, 3.50%, 01/29/25	35	36,432
Svenska Handelsbanken AB
3.35%, 05/24/21	405	415,481
3.90%, 11/20/23	505	545,536
Swedbank AB, 2.80%, 03/14/22(b)	15	15,309
Synovus Financial Corp.
3.13%, 11/01/22 (Call 05/01/20)	168	167,785
5.90%, 02/07/29 (Call 08/07/20)(a)	25	23,723
TC Ziraat Bankasi AS, 5.13%, 09/29/23(c)	200	190,098

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
1.80%, 07/13/21	$389	$392,054
1.90%, 12/01/22	170	172,800
2.65%, 06/12/24	365	379,680
3.25%, 06/11/21	100	102,582
3.25%, 03/11/24	471	499,868
3.50%, 07/19/23	150	161,366
3.63%, 09/15/31 (Call 09/15/20)(a)	680	725,818
Truist Bank
1.50%, 03/10/25 (Call 09/10/20)	315	313,658
2.45%, 08/01/22 (Call 08/01/20)	212	216,940
2.64%, 09/17/29 (Call 09/17/20)(a)	250	241,935
2.80%, 05/17/22 (Call 05/17/20)	155	159,900
3.00%, 02/02/23 (Call 08/02/20)	150	156,467
3.20%, 04/01/24 (Call 10/01/20)	75	79,462
3.30%, 05/15/26 (Call 05/15/20)	200	212,612
3.50%, 08/02/22 (Call 08/02/20)(a)	110	112,826
3.63%, 09/16/25 (Call 09/16/20)	205	221,185
3.69%, 08/02/24 (Call 08/02/20)(a)	85	90,436
4.05%, 11/03/25 (Call 05/03/20)	205	232,734
Truist Financial Corp.
2.05%, 05/10/21 (Call 05/10/20)	313	315,876
2.20%, 03/16/23 (Call 09/16/20)	260	265,803
2.50%, 08/01/24 (Call 08/01/20)	460	476,224
2.70%, 01/27/22 (Call 07/27/20)	384	392,425
2.75%, 04/01/22 (Call 10/01/20)	50	51,246
2.85%, 10/26/24 (Call 10/26/20)	265	279,824
3.05%, 06/20/22 (Call 06/20/20)	100	103,305
3.75%, 12/06/23 (Call 06/06/20)	468	502,646
3.88%, 03/19/29 (Call 09/19/20)	150	159,827
4.00%, 05/01/25 (Call 05/01/20)	196	216,343
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(c)	200	197,228
5.88%, 03/16/23(c)	200	196,888
Turkiye Is Bankasi AS
5.38%, 10/06/21(c)	400	400,416
6.00%, 10/24/22(c)	200	188,246
6.13%, 04/25/24(c)	200	192,782
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	200	175,942
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	200	179,828
5.75%, 01/30/23(c)	400	385,788
U.S. Bancorp.
2.40%, 07/30/24 (Call 07/30/20)	216	225,100
2.95%, 07/15/22 (Call 07/15/20)	250	258,923
3.00%, 03/15/22 (Call 09/15/20)	250	258,763
3.00%, 07/30/29 (Call 07/30/20)	210	219,129
3.10%, 04/27/26 (Call 10/27/20)	100	106,215
3.60%, 09/11/24 (Call 09/11/20)	75	80,709
3.70%, 01/30/24 (Call 07/30/20)	150	163,091
3.90%, 04/26/28 (Call 10/26/20)	100	115,887
3.95%, 11/17/25 (Call 05/17/20)	216	244,128
4.13%, 05/24/21 (Call 05/24/20)	77	79,399
Series V, 2.38%, 07/22/26 (Call 07/22/20)	465	485,176
Series V, 2.63%, 01/24/22 (Call 07/24/20)	159	163,732
Series X, 3.15%, 04/27/27 (Call 10/27/20)	450	488,947
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 07/21/20)	5	5,152
2.80%, 01/27/25 (Call 07/27/20)	250	265,877
2.85%, 01/23/23 (Call 07/23/20)	20	20,853

Security	Par (000)	Value

Banks (continued)
UBS AG/London, 4.50%, 06/26/48(b)	$260	$350,210
UBS Group AG
2.86%, 08/15/23 (Call 08/15/20)(a)(b)	350	356,758
3.13%, 08/13/30 (Call 08/13/20)(a)(b)	10	10,354
3.49%, 05/23/23 (Call 05/23/20)(b)	726	750,154
4.13%, 09/24/25(b)	215	236,307
4.13%, 04/15/26(b)	383	421,572
4.25%, 03/23/28 (Call 09/23/20)(b)	215	238,478
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/20)(a)(b)	220	217,952
6.57%, 01/14/22(b)	705	727,849
7.30%, 04/02/34 (Call 10/02/20)(a)(b)	230	250,999
United Bank for Africa PLC, 7.75%, 06/08/22(c)	200	176,920
Vnesheconombank Via VEB Finance PLC, 6.03%, 07/05/22(c)	600	634,584
Wachovia Corp.
5.50%, 08/01/35	324	401,546
6.55%, 10/15/35	200	260,714
Webster Financial Corp., 4.10%, 03/25/29 (Call 09/25/20)	133	144,370
Wells Fargo & Co.
2.10%, 07/26/21	220	221,830
2.16%, 02/11/26 (Call 08/11/20)(a)	550	553,025
2.41%, 10/30/25 (Call 10/31/20)(a)	325	330,125
2.57%, 02/11/31 (Call 08/11/20)(a)	800	798,880
2.63%, 07/22/22	480	491,434
2.88%, 10/30/30 (Call 10/31/20)(a)	234	239,211
3.00%, 02/19/25	698	732,732
3.00%, 04/22/26	740	777,474
3.00%, 10/23/26	390	408,864
3.07%, 01/24/23 (Call 07/24/20)	581	595,083
3.20%, 06/17/27 (Call 06/17/20)(a)	460	485,590
3.30%, 09/09/24	918	974,925
3.50%, 03/08/22	475	492,181
3.55%, 09/29/25	335	361,552
3.58%, 05/22/28 (Call 05/22/20)(a)	680	730,810
3.75%, 01/24/24 (Call 07/24/20)	214	228,327
3.90%, 05/01/45	184	211,000
4.10%, 06/03/26	450	488,047
4.13%, 08/15/23	175	186,429
4.15%, 01/24/29 (Call 07/24/20)	175	197,951
4.30%, 07/22/27	300	326,310
4.40%, 06/14/46	120	135,786
4.65%, 11/04/44	220	258,394
4.75%, 12/07/46	1,276	1,507,581
4.90%, 11/17/45	260	313,448
5.01%, 04/04/51 (Call 10/04/20)(a)	1,005	1,330,359
5.38%, 02/07/35	260	337,295
5.38%, 11/02/43	225	285,169
5.61%, 01/15/44	630	816,121
Series M, 3.45%, 02/13/23	250	260,260
Wells Fargo Bank N.A.
2.90%, 05/27/22 (Call 05/27/20)(a)	910	922,967
3.55%, 08/14/23 (Call 08/14/20)	290	309,085
3.63%, 10/22/21 (Call 10/22/20)	250	258,513
Westpac Banking Corp.
2.00%, 08/19/21	120	121,249
2.00%, 01/13/23	210	213,856
2.10%, 05/13/21	25	25,277
2.35%, 02/19/25	45	46,284
2.50%, 06/28/22	137	140,640

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 01/16/30	$18	$18,513
2.70%, 08/19/26	435	455,937
2.75%, 01/11/23	191	198,266
2.80%, 01/11/22	105	107,927
2.85%, 05/13/26	118	124,279
2.89%, 02/04/30 (Call 08/04/20)(a)	215	211,867
3.30%, 02/26/24	469	499,602
3.35%, 03/08/27	225	244,557
3.40%, 01/25/28(d)	226	247,400
3.65%, 05/15/23	310	331,061
4.11%, 07/24/34 (Call 07/24/20)(a)	10	10,561
4.32%, 11/23/31 (Call 05/23/20)(a)	615	651,789
4.42%, 07/24/39(d)	235	261,203
Woori Bank
2.63%, 07/20/21(c)	200	201,374
4.25%, (Call 10/04/24)(a)(c)(g)	400	379,236
5.13%, 08/06/28(c)	200	222,122
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(c)	200	182,366
5.85%, 06/21/24(c)	200	190,268
8.25%, 10/15/24(c)	200	204,344
Zions Bancorp. N.A.
3.25%, 10/29/29 (Call 10/29/20)	265	240,832
3.35%, 03/04/22 (Call 09/04/20)	250	249,978

		312,718,782

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 08/01/20)	674	735,179
4.70%, 02/01/36 (Call 08/01/20)	735	822,039
4.90%, 02/01/46 (Call 08/01/20)	1,250	1,441,750
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 08/01/20)	611	644,568
3.65%, 02/01/26 (Call 08/01/20)	170	184,217
4.00%, 01/17/43	450	466,596
4.63%, 02/01/44	275	306,993
4.70%, 02/01/36 (Call 08/01/20)	80	88,817
4.90%, 02/01/46 (Call 08/01/20)	275	315,243
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 07/12/20)	275	295,441
3.75%, 07/15/42	140	142,538
4.00%, 04/13/28 (Call 10/13/20)	450	497,785
4.15%, 01/23/25 (Call 07/23/20)	239	265,871
4.38%, 04/15/38 (Call 10/15/20)	400	430,356
4.44%, 10/06/48 (Call 10/06/20)	500	544,210
4.50%, 06/01/50 (Call 12/01/20)	900	1,006,821
4.60%, 04/15/48 (Call 10/15/20)	673	747,865
4.75%, 01/23/29 (Call 07/23/20)	954	1,102,442
4.75%, 04/15/58 (Call 10/15/20)	105	117,780
4.90%, 01/23/31 (Call 07/23/20)	284	334,575
4.95%, 01/15/42	75	85,909
5.45%, 01/23/39 (Call 07/23/20)	130	156,749
5.55%, 01/23/49 (Call 07/23/20)	370	462,689
5.80%, 01/23/59 (Call 07/23/20)	535	706,954
8.20%, 01/15/39	313	467,738
Bacardi Ltd.
2.75%, 07/15/26 (Call 07/15/20)(b)	100	98,473
4.70%, 05/15/28 (Call 05/15/20)(b)	100	110,113
5.15%, 05/15/38 (Call 05/15/20)(b)	100	110,652
5.15%, 05/15/38 (Call 11/15/37)(c)	15	16,598

Security	Par (000)	Value

Beverages (continued)
5.30%, 05/15/48 (Call 05/15/20)(b)	$100	$114,411
Beam Suntory Inc., 3.25%, 05/15/22 (Call 05/15/20)	120	121,512
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/20)	45	49,505
4.50%, 07/15/45 (Call 07/15/20)	25	30,688
Coca-Cola Co. (The)
1.55%, 09/01/21	425	429,926
1.75%, 09/06/24	140	144,661
2.13%, 09/06/29	100	103,655
2.25%, 09/01/26	210	223,180
2.55%, 06/01/26	10	10,768
2.88%, 10/27/25	410	447,929
2.90%, 05/25/27	175	190,241
3.20%, 11/01/23	375	407,497
3.45%, 03/25/30	200	231,114
4.13%, 03/25/40	500	620,600
4.20%, 03/25/50	200	258,990
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 05/25/20)	50	54,167
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(c)	400	392,884
Constellation Brands Inc.
2.65%, 11/07/22 (Call 05/07/20)	256	260,836
2.70%, 05/09/22 (Call 05/09/20)	129	131,131
3.15%, 08/01/29 (Call 08/01/20)	320	331,171
3.50%, 05/09/27 (Call 05/09/20)	46	48,726
3.60%, 02/15/28 (Call 08/15/20)	50	53,126
3.70%, 12/06/26 (Call 06/06/20)	73	78,259
3.75%, 05/01/21	39	39,684
4.25%, 05/01/23	200	214,396
4.40%, 11/15/25 (Call 05/15/20)	136	149,975
4.50%, 05/09/47 (Call 05/09/20)	280	314,703
4.65%, 11/15/28 (Call 05/15/20)	115	131,370
4.75%, 11/15/24	150	166,097
4.75%, 12/01/25	75	84,047
5.25%, 11/15/48 (Call 05/15/20)	85	104,695
Cott Holdings Inc., 5.50%, 04/01/25 (Call 10/01/20)(b)	125	125,664
Diageo Capital PLC
2.63%, 04/29/23 (Call 10/29/20)	285	296,671
3.50%, 09/18/23 (Call 09/18/20)	200	216,118
3.88%, 05/18/28 (Call 05/18/20)	200	228,766
5.88%, 09/30/36	185	255,955
Diageo Investment Corp.
2.88%, 05/11/22	125	129,833
4.25%, 05/11/42	250	302,097
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	150	152,483
3.50%, 01/16/50 (Call 07/16/20)	150	142,818
4.38%, 05/10/43	255	282,994
Heineken NV
3.40%, 04/01/22(b)	30	31,132
3.50%, 01/29/28 (Call 07/29/20)(b)	295	321,175
4.35%, 03/29/47 (Call 09/29/20)(b)	110	132,246
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 09/15/20)	135	137,647
3.40%, 11/15/25 (Call 05/15/20)	35	37,395
3.43%, 06/15/27 (Call 06/15/20)	192	204,948
3.55%, 05/25/21	90	91,826
3.80%, 05/01/50 (Call 11/01/20)	255	272,363
4.06%, 05/25/23 (Call 05/25/20)	480	514,574
4.42%, 05/25/25 (Call 05/25/20)	395	441,839

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.42%, 12/15/46 (Call 06/15/20)	$15	$17,289
4.50%, 11/15/45 (Call 05/15/20)	160	186,053
4.60%, 05/25/28 (Call 05/25/20)	359	415,359
4.99%, 05/25/38 (Call 05/25/20)	40	47,969
5.09%, 05/25/48 (Call 05/25/20)	70	89,038
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 07/15/20)	230	229,236
3.00%, 07/15/26 (Call 07/15/20)	165	163,749
4.20%, 07/15/46 (Call 07/15/20)	340	321,847
5.00%, 05/01/42	75	78,562
PepsiCo Inc.
0.75%, 05/01/23	130	129,823
1.63%, 05/01/30	260	258,463
1.70%, 10/06/21 (Call 10/06/20)	100	101,393
2.25%, 05/02/22 (Call 05/02/20)	110	113,407
2.25%, 03/19/25 (Call 09/19/20)	600	635,016
2.38%, 10/06/26 (Call 10/06/20)	693	743,651
2.63%, 07/29/29 (Call 07/29/20)	325	351,978
2.75%, 03/05/22	120	124,399
2.75%, 03/01/23	15	15,854
2.75%, 04/30/25 (Call 10/30/20)	25	27,024
2.75%, 03/19/30 (Call 09/19/20)	1,100	1,203,246
2.85%, 02/24/26 (Call 08/24/20)	50	54,622
2.88%, 10/15/49 (Call 10/15/20)	210	225,221
3.00%, 08/25/21	37	38,092
3.00%, 10/15/27 (Call 10/15/20)	110	121,003
3.10%, 07/17/22 (Call 07/17/20)	78	81,923
3.38%, 07/29/49 (Call 07/29/20)	315	359,261
3.45%, 10/06/46 (Call 10/06/20)	275	314,836
3.50%, 03/19/40 (Call 09/19/20)	500	580,575
3.60%, 03/01/24 (Call 09/01/20)	393	430,036
3.63%, 03/19/50 (Call 09/19/20)	600	723,870
4.00%, 03/05/42	50	61,149
4.00%, 05/02/47 (Call 05/02/20)	200	250,880
4.25%, 10/22/44 (Call 10/22/20)	12	15,187
4.45%, 04/14/46 (Call 10/14/20)	485	635,753
4.60%, 07/17/45 (Call 07/17/20)	5	6,648
Pernod Ricard SA
3.25%, 06/08/26 (Call 06/08/20)(b)(d)	150	157,356
4.45%, 01/15/22(b)	150	157,070
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 10/16/20)(b)	200	198,078

		32,630,365

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 08/21/20)	15	15,386
2.20%, 02/21/27 (Call 08/21/20)	57	58,789
2.25%, 08/19/23 (Call 08/19/20)(d)	160	165,909
2.60%, 08/19/26 (Call 08/19/20)	339	363,133
2.65%, 05/11/22 (Call 05/11/20)	204	209,692
3.13%, 05/01/25 (Call 05/01/20)	414	449,633
3.15%, 02/21/40 (Call 08/21/20)	6	6,337
3.20%, 11/02/27 (Call 05/02/20)	25	27,380
3.38%, 02/21/50 (Call 08/21/20)	400	436,288
3.63%, 05/15/22 (Call 05/15/20)	175	182,695
3.63%, 05/22/24 (Call 05/22/20)	405	440,717
3.88%, 11/15/21 (Call 05/15/20)	166	171,370
4.40%, 05/01/45 (Call 05/01/20)	407	496,491
4.56%, 06/15/48 (Call 06/15/20)	309	393,533
4.66%, 06/15/51 (Call 06/15/20)	688	899,821
4.95%, 10/01/41	190	246,261

Security	Par (000)	Value

Biotechnology (continued)
5.15%, 11/15/41 (Call 05/15/20)	$125	$166,801
5.65%, 06/15/42 (Call 06/15/20)	60	85,448
5.75%, 03/15/40(d)	50	68,053
6.38%, 06/01/37	29	43,249
Baxalta Inc.
4.00%, 06/23/25 (Call 06/23/20)	265	291,731
5.25%, 06/23/45 (Call 06/23/20)	142	198,431
Biogen Inc.
2.25%, 05/01/30 (Call 11/01/20)	400	399,796
3.15%, 05/01/50 (Call 11/01/20)	380	371,712
4.05%, 09/15/25 (Call 09/15/20)	340	377,835
5.20%, 09/15/45 (Call 09/15/20)	380	495,239
Concordia International Corp., 8.00%, 09/06/24 (Call 10/01/20)	16	14,400
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 09/01/20)	80	81,378
2.50%, 09/01/23 (Call 09/01/20)	25	26,183
2.95%, 03/01/27 (Call 09/01/20)	245	267,246
3.25%, 09/01/22 (Call 09/01/20)	321	336,562
3.50%, 02/01/25 (Call 08/01/20)	110	121,171
3.65%, 03/01/26 (Call 09/01/20)	658	741,191
3.70%, 04/01/24 (Call 10/01/20)	625	682,681
4.15%, 03/01/47 (Call 09/01/20)	550	693,555
4.40%, 12/01/21 (Call 06/01/20)	50	52,338
4.50%, 02/01/45 (Call 08/01/20)	340	439,334
4.60%, 09/01/35 (Call 09/01/20)	135	174,501
4.75%, 03/01/46 (Call 09/01/20)	375	504,859
4.80%, 04/01/44 (Call 10/01/20)	327	435,155
5.65%, 12/01/41 (Call 06/01/20)	50	71,800

		11,704,084

Building Materials — 0.2%
American Woodmark Corp., 4.88%, 03/15/26 (Call 09/15/20)(b)	50	47,281
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/20)(b)	25	23,942
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/20)(b)	50	49,878
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 09/01/20)(b)	110	94,979
6.75%, 06/01/27 (Call 06/01/20)(b)	43	44,354
Carrier Global Corp.
1.92%, 02/15/23 (Call 08/15/20)(b)	165	165,825
2.24%, 02/15/25 (Call 08/15/20)(b)	171	169,393
2.49%, 02/15/27 (Call 08/15/20)(b)	274	262,451
3.38%, 04/05/40 (Call 10/05/20)(b)	202	181,109
3.58%, 04/05/50 (Call 10/05/20)(b)	419	378,881
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(c)	200	162,030
5.70%, 01/11/25 (Call 01/11/21)(c)	450	407,106
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 10/15/20)(b)	90	76,518
CRH America Finance Inc.
3.40%, 05/09/27 (Call 05/09/20)(b)	40	41,439
3.95%, 04/04/28 (Call 10/04/20)(b)	250	262,755
4.50%, 04/04/48 (Call 10/04/20)(b)	255	270,805
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/20)	27	25,306
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 09/15/20)	255	249,449
4.00%, 09/21/23 (Call 09/21/20)	145	151,890
4.00%, 06/15/25 (Call 06/15/20)	10	10,570
Griffon Corp., 5.75%, 03/01/28 (Call 09/01/20)	135	129,306

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 07/15/20)(b)	$200	$189,576
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 06/15/20)(b)	100	89,988
4.88%, 12/15/27 (Call 06/15/20)(b)	50	44,087
JELD-WEN Inc., 6.25%, 05/15/25 (Call 11/15/20)(b)	35	35,390
Johnson Controls International PLC
3.63%, 07/02/24 (Call 07/02/20)(i)	97	101,548
3.90%, 02/14/26 (Call 08/14/20)	97	102,844
4.50%, 02/15/47 (Call 08/15/20)	225	255,150
4.63%, 07/02/44 (Call 07/02/20)	95	105,965
4.95%, 07/02/64 (Call 07/02/20)(i)	10	11,143
5.13%, 09/14/45 (Call 09/14/20)	13	15,235
6.00%, 01/15/36	44	53,110
LafargeHolcim Finance U.S. LLC
3.50%, 09/22/26 (Call 09/22/20)(b)	5	5,020
4.75%, 09/22/46 (Call 09/22/20)(b)	5	4,991
Lennox International Inc., 3.00%, 11/15/23 (Call 05/15/20)	75	75,690
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/20)	40	39,157
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 06/01/20)	50	51,208
3.50%, 12/15/27 (Call 06/15/20)	155	161,521
4.25%, 12/15/47 (Call 06/15/20)	185	189,222
Masco Corp.
3.50%, 11/15/27 (Call 05/15/20)	105	103,055
4.38%, 04/01/26 (Call 10/01/20)	108	112,890
4.45%, 04/01/25 (Call 10/01/20)	215	226,502
4.50%, 05/15/47 (Call 05/15/20)	55	54,659
Masonite International Corp.
5.38%, 02/01/28 (Call 08/01/20)(b)	75	71,925
5.75%, 09/15/26 (Call 09/15/20)(b)	50	48,767
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/20)(b)	61	55,783
Owens Corning
3.40%, 08/15/26 (Call 08/15/20)	112	113,085
3.95%, 08/15/29 (Call 08/15/20)	90	92,610
4.30%, 07/15/47 (Call 07/15/20)	71	68,685
4.40%, 01/30/48 (Call 07/30/20)	85	81,388
7.00%, 12/01/36	22	27,311
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/20)(b)	50	46,998
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/20)(b)(d)	50	49,433
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 07/15/20)(b)	155	152,863
5.00%, 02/15/27 (Call 08/15/20)(b)	50	50,083
5.38%, 11/15/24 (Call 05/15/20)(b)	200	202,340
5.50%, 02/15/23 (Call 08/15/20)(b)	22	22,045
6.00%, 10/15/25 (Call 10/15/20)(b)	145	149,599
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(b)	125	121,629
6.13%, 07/15/23 (Call 07/15/20)	75	75,098
6.50%, 03/15/27 (Call 09/15/20)(b)	35	34,547
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/20)	105	99,097
Votorantim Cimentos International SA, 7.25%, 04/05/41(c)	200	217,364
Vulcan Materials Co.
4.50%, 04/01/25 (Call 10/01/20)	76	79,985
4.50%, 06/15/47 (Call 06/15/20)	140	153,216
4.70%, 03/01/48 (Call 09/01/20)	80	88,838

		7,335,907

Security	Par (000)	Value

Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 09/27/20)(b)	$400	$411,392
2.50%, 09/27/26 (Call 09/27/20)(b)	285	293,980
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 10/15/20)	45	45,360
1.85%, 05/15/27 (Call 11/15/20)	175	177,271
2.05%, 05/15/30 (Call 11/15/20)	180	183,008
2.70%, 05/15/40 (Call 11/15/20)	100	101,314
2.80%, 05/15/50 (Call 11/15/20)	65	66,195
3.35%, 07/31/24 (Call 07/31/20)	135	147,320
Airgas Inc., 3.65%, 07/15/24 (Call 07/15/20)	5	5,377
Albemarle Corp.
4.15%, 12/01/24 (Call 06/01/20)	111	115,681
5.45%, 12/01/44 (Call 06/01/20)	17	17,096
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 05/15/20)(b)	210	199,183
Alpek SAB de CV, 4.50%, 11/20/22(c)	400	395,508
Ashland LLC
4.75%, 08/15/22 (Call 08/15/20)	15	15,666
6.88%, 05/15/43 (Call 05/15/20)	50	53,281
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	100	104,286
10.00%, 10/15/25 (Call 10/15/20)	75	79,438
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(c)	400	401,188
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)	200	181,000
Braskem Finance Ltd., 6.45%, 02/03/24	50	49,358
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(c)	200	148,856
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(c)(d)	200	170,914
4.50%, 01/31/30(c)	400	315,720
Cabot Corp.
3.40%, 09/15/26 (Call 09/15/20)	25	25,096
4.00%, 07/01/29 (Call 07/01/20)	265	272,256
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 05/08/20)	330	331,195
4.63%, 11/15/22	63	64,788
5.88%, 06/15/21	155	162,806
CF Industries Inc.
3.45%, 06/01/23	100	101,093
4.50%, 12/01/26(b)	205	220,324
4.95%, 06/01/43	150	153,183
5.15%, 03/15/34	115	120,131
5.38%, 03/15/44	125	129,386
Chemours Co. (The)
5.38%, 05/15/27 (Call 05/15/20)	75	63,560
6.63%, 05/15/23 (Call 05/15/20)	127	120,473
7.00%, 05/15/25 (Call 05/15/20)(d)	125	117,544
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 06/01/20)(b)	100	99,099
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(c)	800	806,136
4.13%, 03/14/21(c)	200	201,870
4.13%, 07/19/27(c)	400	412,828
4.63%, 03/14/23(c)	200	207,802
5.13%, 03/14/28(c)	700	763,637
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(b)	150	116,258
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(b)	155	125,428

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/20)(b)	$56	$49,619
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 05/15/20)	25	25,750
3.50%, 10/01/24 (Call 10/01/20)	335	350,149
3.63%, 05/15/26 (Call 05/15/20)	80	84,390
4.25%, 10/01/34 (Call 10/01/20)	350	367,899
4.38%, 11/15/42 (Call 05/15/20)	290	309,288
4.55%, 11/30/25 (Call 05/30/20)	30	32,606
4.63%, 10/01/44 (Call 10/01/20)	55	59,993
4.80%, 11/30/28 (Call 05/31/20)	270	303,151
4.80%, 05/15/49 (Call 05/15/20)(d)	186	213,920
5.25%, 11/15/41 (Call 05/15/20)	110	128,065
5.55%, 11/30/48 (Call 05/31/20)	50	63,083
7.38%, 11/01/29	110	148,438
9.40%, 05/15/39	135	215,486
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 05/15/20)	614	664,680
4.49%, 11/15/25 (Call 05/15/20)	300	329,904
4.73%, 11/15/28 (Call 05/15/20)	465	527,277
5.32%, 11/15/38 (Call 05/15/20)	190	231,409
5.42%, 11/15/48 (Call 05/15/20)	419	539,676
Eastman Chemical Co.
3.50%, 12/01/21	460	470,897
3.60%, 08/15/22 (Call 08/15/20)	411	424,834
3.80%, 03/15/25 (Call 09/15/20)	120	125,622
4.50%, 12/01/28 (Call 06/01/20)	155	170,988
4.65%, 10/15/44 (Call 10/15/20)	140	160,378
4.80%, 09/01/42 (Call 09/01/20)	110	123,456
Ecolab Inc.
2.38%, 08/10/22 (Call 08/10/20)	102	105,696
2.70%, 11/01/26 (Call 05/01/20)	85	90,846
3.25%, 01/14/23 (Call 07/14/20)	215	225,862
3.25%, 12/01/27 (Call 06/01/20)	99	108,391
3.95%, 12/01/47 (Call 06/01/20)	185	224,573
4.35%, 12/08/21	145	153,319
5.50%, 12/08/41	84	105,456
Element Solutions Inc., 5.88%, 12/01/25 (Call 06/01/20)(b)	100	99,296
Equate Petrochemical BV, 4.25%, 11/03/26(c)	400	388,280
Eurochem Finance DAC, 5.50%, 03/13/24(c)	200	214,472
FMC Corp.
3.20%, 10/01/26 (Call 10/01/20)	130	134,948
3.45%, 10/01/29 (Call 10/01/20)	75	77,847
3.95%, 02/01/22 (Call 08/01/20)	190	194,197
4.50%, 10/01/49 (Call 10/01/20)	105	118,509
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 10/15/20)(b)	150	144,371
HB Fuller Co., 4.00%, 02/15/27 (Call 08/15/20)	125	115,631
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/20)(b)	50	45,989
Huntsman International LLC
4.50%, 05/01/29 (Call 05/01/20)	195	187,957
5.13%, 11/15/22 (Call 05/15/20)	75	75,635
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/20)(b)(d)	200	194,002
Ingevity Corp., 4.50%, 02/01/26 (Call 08/01/20)(b)	50	44,312
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 08/15/20)(b)	50	48,071
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 06/01/20)	255	256,612
4.45%, 09/26/28 (Call 09/26/20)	85	90,491
5.00%, 09/26/48 (Call 09/26/20)	100	112,579

Security	Par (000)	Value

Chemicals (continued)
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(c)	$138	$149,206
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 07/15/20)(b)	75	72,097
Lubrizol Corp. (The), 6.50%, 10/01/34	75	117,148
LYB International Finance BV
4.00%, 07/15/23	290	303,131
4.88%, 03/15/44 (Call 09/15/20)	199	217,871
5.25%, 07/15/43	10	11,375
LYB International Finance II BV, 3.50%, 03/02/27 (Call 09/02/20)	275	282,450
LYB International Finance III LLC
4.20%, 10/15/49 (Call 10/15/20)	135	137,390
4.20%, 05/01/50 (Call 11/01/20)	350	353,962
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/20)	120	126,949
5.75%, 04/15/24 (Call 10/15/20)	260	288,296
Methanex Corp.
4.25%, 12/01/24 (Call 06/01/20)	5	4,486
5.25%, 12/15/29 (Call 06/15/20)	205	172,872
5.65%, 12/01/44 (Call 06/01/20)	75	51,413
Mosaic Co. (The)
3.25%, 11/15/22 (Call 05/15/20)	200	199,654
4.05%, 11/15/27 (Call 05/15/20)	240	239,657
4.25%, 11/15/23 (Call 05/15/20)	345	351,765
4.88%, 11/15/41 (Call 05/15/20)	65	57,921
5.45%, 11/15/33 (Call 05/15/20)	54	54,141
5.63%, 11/15/43 (Call 05/15/20)	155	156,021
Neon Holdings Inc., 10.13%, 04/01/26 (Call 10/01/20)(b)	75	67,500
NewMarket Corp., 4.10%, 12/15/22	60	63,674
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 10/30/20)(b)	80	75,556
Nutrien Ltd.
3.00%, 04/01/25 (Call 10/01/20)	167	172,028
3.15%, 10/01/22 (Call 10/01/20)	220	225,907
3.38%, 03/15/25 (Call 09/15/20)	90	94,066
3.63%, 03/15/24 (Call 09/15/20)	35	36,708
4.00%, 12/15/26 (Call 06/15/20)	147	159,182
4.13%, 03/15/35 (Call 09/15/20)	10	10,689
4.20%, 04/01/29 (Call 10/01/20)	154	175,126
4.90%, 06/01/43 (Call 06/01/20)	74	82,147
5.00%, 04/01/49 (Call 10/01/20)	175	227,090
5.25%, 01/15/45 (Call 07/15/20)	165	197,500
5.63%, 12/01/40	60	66,793
5.88%, 12/01/36	40	46,865
6.13%, 01/15/41 (Call 07/15/20)	110	137,666
OCI NV, 6.63%, 04/15/23 (Call 10/15/20)(b)	200	201,664
OCP SA
4.50%, 10/22/25(c)	400	412,748
5.63%, 04/25/24(c)	400	430,804
Olin Corp.
5.00%, 02/01/30 (Call 08/01/20)	75	65,991
5.13%, 09/15/27 (Call 09/15/20)	125	114,929
5.63%, 08/01/29 (Call 08/01/20)	120	108,526
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(c)	200	188,888
5.50%, 01/15/48 (Call 07/15/47)(c)	200	186,004
5.88%, 09/17/44(c)	200	192,656
PolyOne Corp.
5.25%, 03/15/23	100	104,010
5.75%, 05/15/25(b)	35	35,430

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
2.40%, 08/15/24 (Call 08/15/20)	$330	$339,560
2.80%, 08/15/29 (Call 08/15/20)	142	148,210
3.20%, 03/15/23 (Call 09/15/20)	60	62,653
3.75%, 03/15/28 (Call 09/15/20)(d)	128	144,687
PQ Corp.
5.75%, 12/15/25 (Call 08/15/20)(b)	50	49,575
6.75%, 11/15/22 (Call 05/15/20)(b)	75	75,563
Praxair Inc.
2.20%, 08/15/22 (Call 08/15/20)	60	61,313
2.65%, 02/05/25 (Call 08/05/20)	410	430,672
3.20%, 01/30/26 (Call 07/30/20)	9	9,785
3.55%, 11/07/42 (Call 05/07/20)	70	77,815
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/01/20)(b)	75	65,015
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/20)(b)	75	39,897
RPM International Inc.
3.45%, 11/15/22 (Call 05/15/20)	74	76,340
3.75%, 03/15/27 (Call 09/15/20)	109	111,178
4.25%, 01/15/48 (Call 07/15/20)	85	81,382
4.55%, 03/01/29 (Call 09/01/20)	75	78,247
5.25%, 06/01/45 (Call 06/01/20)	55	58,618
SABIC Capital II BV
4.00%, 10/10/23(c)	200	206,028
4.50%, 10/10/28(c)	200	212,600
Sasol Financing International Ltd., 4.50%, 11/14/22	200	140,438
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 09/27/20)	275	182,578
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 11/15/20)	155	153,724
2.75%, 06/01/22 (Call 06/01/20)	9	9,080
2.95%, 08/15/29 (Call 08/15/20)	195	203,527
3.13%, 06/01/24 (Call 06/01/20)	175	183,958
3.45%, 08/01/25 (Call 08/01/20)	150	161,529
3.45%, 06/01/27 (Call 06/01/20)	222	239,161
3.80%, 08/15/49 (Call 08/15/20)	180	197,248
4.00%, 12/15/42 (Call 06/15/20)	45	48,969
4.50%, 06/01/47 (Call 06/01/20)	141	169,248
4.55%, 08/01/45 (Call 08/01/20)	105	123,566
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(c)	200	178,434
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(b)	200	203,256
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/20)(b)	150	140,514
Syngenta Finance NV
3.13%, 03/28/22	753	744,024
4.89%, 04/24/25 (Call 10/24/20)(b)	365	365,916
5.18%, 04/24/28 (Call 10/24/20)(b)	550	566,285
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/20)(b)	130	106,397
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 05/03/20)(b)	196	167,402
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(b)	75	68,471
Tronox Inc.
6.50%, 05/01/25 (Call 11/01/20)(b)	10	10,061
6.50%, 04/15/26 (Call 10/15/20)(b)	100	90,516
Valvoline Inc.
4.25%, 02/15/30 (Call 10/15/20)(b)	70	68,102
4.38%, 08/15/25 (Call 08/15/20)	100	100,979

Security	Par (000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%,
07/15/25 (Call 07/15/20)(b)	$50	$34,801
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 08/15/20)	133	128,290
4.38%, 11/15/47 (Call 05/15/20)	125	109,045
5.00%, 08/15/46 (Call 08/15/20)	120	115,284
WR Grace & Co.-Conn
5.13%, 10/01/21(b)	125	125,761
5.63%, 10/01/24(b)	25	25,076
Yara International ASA, 4.75%, 06/01/28 (Call 06/01/20)(b)	150	165,406
		32,855,721

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(b)	70	45,778
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(c)	200	208,590
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 05/15/20)(b)	50	21,731
Korea Resources Corp., 3.00%, 04/24/22(c)	200	203,518
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 06/30/20)(b)(d)	50	42,048
Peabody Energy Corp.
6.00%, 03/31/22 (Call 09/30/20)(b)	75	57,095
6.38%, 03/31/25 (Call 09/30/20)(b)	75	44,532
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(b)	115	89,875
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 05/01/20)(b)	35	32,761

		745,928

Commercial Services — 0.5%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 06/15/20)(b)	54	41,489
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(c)	200	171,768
ADT Security Corp. (The)
3.50%, 07/15/22	175	171,507
4.13%, 06/15/23	125	123,276
4.88%, 07/15/32(b)	125	111,200
6.25%, 10/15/21	175	179,322
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/20)(b)	75	36,924
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/20)(b)	240	248,220
9.75%, 07/15/27 (Call 07/15/20)(b)	175	179,657
American University (The), Series 2019, 3.67%, 04/01/49	32	35,350
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/20)(b)	100	98,459
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)	75	24,724
APX Group Inc.
6.75%, 02/15/27 (Call 08/15/20)(b)	90	77,401
7.63%, 09/01/23 (Call 09/01/20)(d)	69	54,918
7.88%, 12/01/22 (Call 06/01/20)	150	142,785
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/20)(b)	85	78,342
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(b)	200	197,980
4.25%, 11/01/29 (Call 05/01/20)(b)	200	190,288
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 09/15/20)	183	203,174
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 09/15/20)(b)	100	59,658
5.50%, 04/01/23 (Call 10/01/20)	22	14,580

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 07/15/27 (Call 07/15/20)(b)	$60	$34,874
6.38%, 04/01/24 (Call 10/01/20)(b)	75	46,141
Block Financial LLC
5.25%, 10/01/25 (Call 10/01/20)	229	234,601
5.50%, 11/01/22 (Call 05/01/20)	84	86,791
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/20)(b)	125	118,077
California Institute of Technology, 3.65%, 09/01/2119 (Call 09/01/20)	131	135,193
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/20)(b)	90	86,134
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(b)	60	56,975
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/20)(b)	50	49,751
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/20)(b)	150	109,439
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 10/01/20)	620	640,045
3.25%, 06/01/22 (Call 06/01/20)	427	438,747
3.70%, 04/01/27 (Call 10/01/20)	347	373,268
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	115	149,779
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(c)	250	268,772
DP World Crescent Ltd.
3.88%, 07/18/29(c)	400	352,680
4.85%, 09/26/28(c)	200	189,318
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(c)	200	169,574
5.63%, 09/25/48(c)	200	192,550
6.85%, 07/02/37(b)	420	461,189
Equifax Inc.
2.30%, 06/01/21 (Call 06/01/20)	125	125,535
2.60%, 12/01/24 (Call 06/01/20)	325	330,629
3.30%, 12/15/22 (Call 06/15/20)	35	35,965
3.95%, 06/15/23 (Call 06/15/20)	40	41,844
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 05/01/20)(b)	25	24,681
3.30%, 12/01/26 (Call 06/01/20)(b)	13	12,994
3.80%, 11/01/25 (Call 05/01/20)(b)	200	204,322
3.85%, 11/15/24 (Call 05/15/20)(b)	100	102,708
4.20%, 11/01/46 (Call 05/01/20)(b)	155	149,318
5.63%, 03/15/42(b)	214	248,157
7.00%, 10/15/37(b)	135	174,513
Experian Finance PLC, 4.25%, 02/01/29 (Call 08/01/20)(b)	200	219,748
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/15/20)(b)	75	72,959
9.50%, 11/01/27 (Call 05/01/20)(b)	102	101,888
Gartner Inc., 5.13%, 04/01/25 (Call 10/01/20)(b)	150	154,657
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(c)	200	183,770
George Washington University (The)
Series 2014, 4.30%, 09/15/44	12	14,213
Series 2018, 4.13%, 09/15/48 (Call 09/15/20)	95	112,855
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	38	36,372
Series A, 5.22%, 10/01/2118 (Call 10/01/20)	15	22,668
Global Payments Inc.
2.65%, 02/15/25 (Call 08/15/20)	284	292,037
3.20%, 08/15/29 (Call 08/15/20)	104	107,028
4.00%, 06/01/23 (Call 06/01/20)	75	79,755
4.15%, 08/15/49 (Call 08/15/20)	25	27,119
4.45%, 06/01/28 (Call 06/01/20)	40	44,370
4.80%, 04/01/26 (Call 10/01/20)	125	141,974

Security	Par (000)	Value

Commercial Services (continued)
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/20)(b)(d)	$35	$35,078
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/20)(b)	75	71,168
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/20)(b)	175	165,875
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(b)	125	26,070
6.00%, 01/15/28 (Call 07/15/20)(b)	155	26,875
6.25%, 10/15/22 (Call 10/15/20)	75	17,963
7.13%, 08/01/26 (Call 08/01/20)(b)	70	15,131
7.63%, 06/01/22 (Call 06/01/20)(b)	152	57,824
IHS Markit Ltd.
3.63%, 05/01/24 (Call 05/01/20)	95	97,648
4.00%, 03/01/26 (Call 09/01/20)(b)	148	157,219
4.13%, 08/01/23 (Call 08/01/20)	215	230,181
4.25%, 05/01/29 (Call 05/01/20)	100	107,479
4.75%, 02/15/25 (Call 08/15/20)(b)	95	102,856
4.75%, 08/01/28 (Call 08/01/20)	190	218,268
5.00%, 11/01/22 (Call 05/01/20)(b)	83	88,931
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(b)	150	153,118
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	25	30,802
Korn Ferry, 4.63%, 12/15/27 (Call 06/15/20)(b)	50	46,551
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(b)	125	127,677
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 05/01/20)	45	57,258
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/20)(b)(j)	50	2,400
Massachusetts Institute of Technology
4.68%, 07/01/2114	190	268,348
5.60%, 07/01/2111	205	342,516
Series F, 2.99%, 07/01/50 (Call 07/01/20)	15	17,300
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/14/20)(b)(d)	75	52,088
Moody’s Corp.
2.63%, 01/15/23 (Call 07/15/20)	120	123,650
2.75%, 12/15/21 (Call 06/15/20)	44	44,898
3.25%, 01/15/28 (Call 07/15/20)	209	222,942
4.25%, 02/01/29 (Call 08/01/20)	20	23,300
4.50%, 09/01/22 (Call 09/01/20)	44	46,784
4.88%, 02/15/24 (Call 08/15/20)	104	115,102
4.88%, 12/17/48 (Call 06/17/20)	15	19,689
5.25%, 07/15/44	160	216,947
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(b)	205	182,792
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 08/01/20)(b)(d)	100	96,680
5.50%, 10/01/21 (Call 05/29/20)(b)	50	49,444
Nielsen Finance LLC/Nielsen Finance Co., 5.00%,
04/15/22 (Call 10/15/20)(b)	325	319,676
Northwestern University
4.64%, 12/01/44	150	199,513
Series 2017, 3.66%, 12/01/57 (Call 06/01/20)	50	58,320
PayPal Holdings Inc.
2.20%, 09/26/22	70	71,314
2.40%, 10/01/24 (Call 10/01/20)	415	431,347
2.65%, 10/01/26 (Call 10/01/20)	118	123,606
2.85%, 10/01/29 (Call 10/01/20)	242	256,919

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 10/15/20)	$78	$82,068
3.15%, 07/15/46 (Call 07/15/20)	125	141,787
3.30%, 07/15/56 (Call 07/15/20)	200	227,884
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	90	88,347
5.75%, 04/15/26(b)	230	226,925
6.25%, 01/15/28 (Call 07/15/20)(b)	230	206,094
Princeton University, 5.70%, 03/01/39	20	29,783
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 05/15/20)(b)	180	192,024
8.25%, 11/15/26 (Call 05/15/20)(b)	265	294,052
RELX Capital Inc., 4.00%, 03/18/29 (Call 09/18/20)	150	164,193
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 07/15/20)(b)	75	75,750
RR Donnelley & Sons Co.
6.00%, 04/01/24(d)	50	45,928
7.88%, 03/15/21	41	40,986
S&P Global Inc.
2.50%, 12/01/29 (Call 06/01/20)	125	133,231
2.95%, 01/22/27 (Call 07/22/20)	60	64,712
3.25%, 12/01/49 (Call 06/01/20)	153	167,108
4.00%, 06/15/25 (Call 06/15/20)	115	129,169
4.40%, 02/15/26 (Call 08/15/20)	125	144,297
4.50%, 05/15/48 (Call 05/15/20)	50	66,574
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 06/15/20)	75	76,649
5.13%, 06/01/29 (Call 06/01/20)	175	183,183
5.38%, 05/15/24 (Call 05/15/20)	75	76,481
7.50%, 04/01/27	25	26,922
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/15/20)(b)	100	101,340
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(c)	400	403,892
3.38%, 06/18/29(c)	300	316,869
Sotheby’s, 7.38%, 10/15/27 (Call 06/01/20)(b)	200	168,518
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/01/20)(b)(d)	115	63,332
TMS International Holding Corp., 7.25%, 08/15/25 (Call 08/15/20)(b)	65	48,641
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/20)	115	135,150
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/15/20)	115	112,415
4.00%, 07/15/30 (Call 07/15/20)	125	117,488
4.63%, 10/15/25 (Call 10/15/20)	130	127,642
4.88%, 01/15/28 (Call 07/15/20)	300	300,930
5.25%, 01/15/30 (Call 07/15/20)	135	134,891
5.50%, 07/15/25 (Call 07/15/20)	125	126,554
5.50%, 05/15/27 (Call 08/15/20)	205	207,095
5.88%, 09/15/26 (Call 09/15/20)	178	183,064
6.50%, 12/15/26 (Call 06/15/20)	175	181,685
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	20	23,412
Series 2017, 3.39%, 02/15/48 (Call 08/15/20)	140	170,675
University of Southern California, 3.03%, 10/01/39	426	462,359
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 06/15/20)	94	102,808
4.13%, 03/15/29 (Call 09/15/20)	142	155,327
5.50%, 06/15/45 (Call 06/15/20)	70	92,258

Security	Par (000)	Value

Commercial Services (continued)
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/20)(b)	$145	$151,032
WEX Inc., 4.75%, 02/01/23 (Call 08/01/20)(b)	50	48,300
William Marsh Rice University, 3.77%, 05/15/55	15	18,168
WW International Inc., 8.63%, 12/01/25 (Call 06/01/20)(b)	50	49,675

		21,704,213

Computers — 0.6%
Apple Inc.
1.55%, 08/04/21 (Call 08/04/20)	230	232,160
1.70%, 09/11/22	115	117,977
1.80%, 09/11/24 (Call 09/11/20)	155	160,702
2.05%, 09/11/26 (Call 09/11/20)	613	646,114
2.10%, 09/12/22 (Call 09/12/20)	50	51,672
2.20%, 09/11/29 (Call 09/11/20)	248	263,612
2.30%, 05/11/22 (Call 05/11/20)	7	7,231
2.40%, 01/13/23 (Call 07/13/20)	15	15,673
2.40%, 05/03/23	290	304,311
2.45%, 08/04/26 (Call 08/04/20)	350	375,931
2.50%, 02/09/22 (Call 08/09/20)	770	794,132
2.50%, 02/09/25	210	224,454
2.70%, 05/13/22	100	104,316
2.75%, 01/13/25 (Call 07/13/20)	335	361,385
2.85%, 05/06/21	402	410,780
2.85%, 02/23/23 (Call 08/23/20)	250	263,807
2.85%, 05/11/24 (Call 05/11/20)	430	460,031
2.90%, 09/12/27 (Call 09/12/20)	610	671,415
2.95%, 09/11/49 (Call 09/11/20)	340	365,276
3.00%, 02/09/24 (Call 08/09/20)	545	585,079
3.00%, 06/20/27 (Call 06/20/20)	200	221,116
3.00%, 11/13/27 (Call 05/13/20)	277	306,561
3.20%, 05/13/25	185	204,329
3.20%, 05/11/27 (Call 05/11/20)	424	472,684
3.25%, 02/23/26 (Call 08/23/20)	453	503,324
3.35%, 02/09/27 (Call 08/09/20)	479	535,565
3.45%, 05/06/24	151	165,970
3.45%, 02/09/45	397	453,926
3.75%, 09/12/47 (Call 09/12/20)	75	90,801
3.75%, 11/13/47 (Call 05/13/20)	310	377,037
3.85%, 05/04/43	367	445,534
3.85%, 08/04/46 (Call 08/04/20)	257	314,123
4.25%, 02/09/47 (Call 08/09/20)	395	513,938
4.38%, 05/13/45	440	574,697
4.45%, 05/06/44	250	327,615
4.50%, 02/23/36 (Call 08/23/20)	190	242,902
4.65%, 02/23/46 (Call 08/23/20)	513	695,136
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/20)(b)	205	183,932
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(b)	25	24,910
Dell Inc.
5.40%, 09/10/40	50	47,382
6.50%, 04/15/38	75	77,081
7.10%, 04/15/28(d)	75	83,097
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 07/15/20)(b)	235	238,593
4.42%, 06/15/21 (Call 06/15/20)(b)	1,604	1,630,209
4.90%, 10/01/26 (Call 10/01/20)(b)	60	62,278
5.30%, 10/01/29 (Call 10/01/20)(b)	615	640,578
5.45%, 06/15/23 (Call 06/15/20)(b)	295	312,075
5.88%, 06/15/21 (Call 06/15/20)(b)	161	161,105
6.02%, 06/15/26 (Call 06/15/20)(b)	479	519,270

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 07/15/20)(b)	$150	$166,078
7.13%, 06/15/24 (Call 06/15/20)(b)	250	260,035
8.10%, 07/15/36 (Call 07/15/20)(b)	312	380,256
8.35%, 07/15/46 (Call 07/15/20)(b)	296	369,760
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 10/15/20)(d)	70	46,369
DXC Technology Co.
4.25%, 04/15/24 (Call 10/15/20)	190	196,169
4.75%, 04/15/27 (Call 10/15/20)	197	200,987
EMC Corp.
2.65%, 06/01/20	30	29,931
3.38%, 06/01/23 (Call 06/01/20)	195	193,867
Everi Payments Inc., 7.50%, 12/15/25 (Call 06/15/20)(b)	39	31,987
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)(d)	150	29,658
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 06/01/20)	29	29,610
3.70%, 04/01/22 (Call 10/01/20)	175	178,047
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 10/01/20)	290	294,196
4.40%, 10/15/22 (Call 10/15/20)	439	460,976
4.90%, 10/15/25 (Call 10/15/20)	215	233,726
6.20%, 10/15/35 (Call 10/15/20)	130	155,042
6.35%, 10/15/45 (Call 10/15/20)	295	354,339
HP Inc.
4.05%, 09/15/22	325	338,559
4.30%, 06/01/21	25	25,701
6.00%, 09/15/41	170	190,597
IBM Credit LLC
3.00%, 02/06/23	125	131,985
3.60%, 11/30/21	500	523,020
International Business Machines Corp.
1.70%, 05/15/27	505	504,066
1.88%, 08/01/22	60	61,354
1.95%, 05/15/30	700	697,403
2.50%, 01/27/22	15	15,402
2.85%, 05/13/22	45	46,789
2.88%, 11/09/22	25	26,199
2.95%, 05/15/50	115	114,047
3.00%, 05/15/24	475	508,563
3.30%, 05/15/26	150	165,722
3.30%, 01/27/27	100	111,751
3.38%, 08/01/23	285	307,193
3.45%, 02/19/26	655	727,797
3.50%, 05/15/29	725	818,641
3.63%, 02/12/24	489	532,267
4.00%, 06/20/42	155	182,392
4.15%, 05/15/39	255	298,284
4.25%, 05/15/49	670	818,653
4.70%, 02/19/46	230	291,599
5.60%, 11/30/39	105	143,583
5.88%, 11/29/32	8	10,984
6.22%, 08/01/27	5	6,394
7.00%, 10/30/25	5	6,468
Lenovo Group Ltd.
3.88%, 03/16/22(c)	200	198,016
4.75%, 03/29/23(c)	200	198,700
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/20)(b)	75	70,440
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	90	89,735
5.75%, 09/01/27 (Call 09/01/20)(b)	90	90,185

Security	Par (000)	Value

Computers (continued)
6.13%, 09/01/29 (Call 09/01/20)(b)	$75	$74,876
6.38%, 12/15/23 (Call 06/15/20)	125	127,099
8.13%, 04/15/25 (Call 10/15/20)(b)	50	53,014
NetApp Inc., 3.30%, 09/29/24 (Call 09/29/20)	205	214,475
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/01/20)(b)	70	68,762
8.25%, 02/01/28 (Call 08/01/20)(b)	80	78,672
Science Applications International Corp., 4.88%, 04/01/28 (Call 10/01/20)(b)	25	24,548
Seagate HDD Cayman
4.25%, 03/01/22 (Call 09/01/20)	62	63,022
4.75%, 06/01/23	81	84,547
4.75%, 01/01/25	178	183,963
4.88%, 03/01/24 (Call 09/01/20)	60	62,390
4.88%, 06/01/27 (Call 06/01/20)	190	197,590
5.75%, 12/01/34 (Call 06/01/20)	140	142,321
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25(b)	30	30,000
6.75%, 06/01/25 (Call 06/01/20)(b)	165	159,895
Vericast Corp.
8.38%, 08/15/22 (Call 08/15/20)(b)	150	109,005
9.25%, 03/01/21 (Call 05/29/20)(b)	41	41,242
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 11/01/20)(b)(d)	58	59,295
Western Digital Corp., 4.75%, 02/15/26 (Call 08/15/20)	380	388,113

		30,868,177

Cosmetics & Personal Care — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(b)	49	46,144
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(b)	75	73,283
Avon Products Inc.
7.00%, 03/15/23	175	166,241
8.95%, 03/15/43(d)	50	48,769
Colgate-Palmolive Co.
2.10%, 05/01/23	20	20,836
2.25%, 11/15/22	368	382,853
3.70%, 08/01/47 (Call 08/01/20)	160	207,171
4.00%, 08/15/45	240	317,688
Coty Inc., 6.50%, 04/15/26 (Call 10/15/20)(b)	85	71,721
Edgewell Personal Care Co.
4.70%, 05/19/21	115	115,605
4.70%, 05/24/22	75	76,216
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 06/01/20)	180	185,704
2.38%, 12/01/29 (Call 06/01/20)	80	81,945
3.13%, 12/01/49 (Call 06/01/20)	133	137,664
3.15%, 03/15/27 (Call 09/15/20)	57	61,537
4.15%, 03/15/47 (Call 09/15/20)	55	65,700
4.38%, 06/15/45 (Call 06/15/20)	125	151,936
Procter & Gamble Co. (The)
2.15%, 08/11/22	105	108,897
2.30%, 02/06/22	180	185,031
2.45%, 11/03/26	178	194,235
3.00%, 03/25/30	500	567,930
3.10%, 08/15/23	85	92,134
3.50%, 10/25/47	215	267,365
3.55%, 03/25/40	500	600,155
5.50%, 02/01/34	58	82,279

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$4	$5,970
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/29/20)	75	34,517
6.25%, 08/01/24 (Call 08/01/20)	50	9,159
Unilever Capital Corp.
1.38%, 07/28/21	100	100,757
2.00%, 07/28/26	100	104,266
2.60%, 05/05/24 (Call 05/05/20)	200	210,556
3.00%, 03/07/22	100	104,314
3.25%, 03/07/24 (Call 09/07/20)	100	107,906
3.50%, 03/22/28 (Call 09/22/20)	165	187,212
5.90%, 11/15/32	512	730,010

		5,903,706

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 07/15/20)(b)	105	100,126
5.88%, 05/15/26 (Call 05/15/20)(b)	75	75,392
Anixter Inc.
5.13%, 10/01/21	75	76,144
5.50%, 03/01/23	75	76,978
6.00%, 12/01/25 (Call 06/01/20)	65	65,785
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 3.63%, 07/19/21(c)	250	248,017
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(b)(e)	50	48,899
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	100	96,981
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 10/24/20)(b)	482	521,751
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(d)	150	142,858
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/20)(b)	25	25,280
IAA Inc., 5.50%, 06/15/27 (Call 06/15/20)(b)	75	74,934
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(b)	150	128,511
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(c)	200	176,294
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/20)(b)	100	97,607
5.50%, 10/15/27 (Call 10/15/20)(b)(d)	180	170,901
6.88%, 05/01/25 (Call 11/01/20)(b)	10	10,193
Resideo Funding Inc., 6.13%, 11/01/26 (Call 05/01/20)(b)	60	52,529
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 06/01/20)(b)	20	19,871
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 05/15/20)(b)	100	70,376
9.00%, 11/15/26 (Call 05/15/20)(b)	150	104,916
13.13%, 11/15/27 (Call 05/15/20)(b)	100	60,695
WW Grainger Inc.
1.85%, 02/15/25 (Call 08/15/20)	15	15,415
3.75%, 05/15/46 (Call 05/15/20)	50	53,940
4.20%, 05/15/47 (Call 05/15/20)	130	150,198
4.60%, 06/15/45 (Call 06/15/20)	282	343,118

		3,007,709

Diversified Financial Services — 1.3%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/20)(b)	10	7,698
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/20)(a)	150	97,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 08/14/20)	155	130,822
3.50%, 01/15/25 (Call 07/15/20)	150	130,317

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 07/21/27 (Call 07/21/20)	$150	$125,797
3.88%, 01/23/28 (Call 07/23/20)(d)	158	133,150
3.95%, 02/01/22 (Call 08/01/20)	450	421,573
4.45%, 10/01/25 (Call 10/01/20)	165	144,332
4.45%, 04/03/26 (Call 10/03/20)	3	2,631
4.50%, 05/15/21	210	203,108
4.63%, 07/01/22	210	198,584
5.00%, 10/01/21	255	244,797
AG Issuer LLC, 6.25%, 03/01/28 (Call 09/01/20)(b)	35	30,783
Air Lease Corp.
2.25%, 01/15/23	105	97,901
2.30%, 02/01/25 (Call 08/01/20)	58	50,584
2.63%, 07/01/22 (Call 07/01/20)	143	133,745
2.75%, 01/15/23 (Call 07/15/20)	160	146,126
3.00%, 09/15/23 (Call 09/15/20)	215	199,273
3.00%, 02/01/30 (Call 08/01/20)	203	161,878
3.25%, 03/01/25 (Call 09/01/20)	133	119,502
3.25%, 10/01/29 (Call 10/01/20)	123	99,084
3.38%, 06/01/21	90	86,567
3.50%, 01/15/22	80	75,490
3.63%, 04/01/27 (Call 10/01/20)	103	88,382
3.63%, 12/01/27 (Call 06/01/20)	130	109,407
3.75%, 02/01/22 (Call 08/01/20)	25	23,339
3.75%, 06/01/26 (Call 06/01/20)	170	149,962
3.88%, 07/03/23 (Call 07/03/20)	61	56,546
4.25%, 09/15/24 (Call 09/15/20)	245	229,558
4.63%, 10/01/28 (Call 10/01/20)	115	101,896
Aircastle Ltd.
4.13%, 05/01/24 (Call 05/01/20)	145	127,100
4.25%, 06/15/26 (Call 06/15/20)	64	54,803
4.40%, 09/25/23 (Call 09/25/20)	210	185,323
5.00%, 04/01/23	140	132,339
5.50%, 02/15/22	265	254,525
Alliance Data Systems Corp., 4.75%, 12/15/24 (Call 06/15/20)(b)	150	111,460
Ally Financial Inc.
3.88%, 05/21/24 (Call 05/21/20)	261	256,466
4.13%, 02/13/22	100	101,471
4.63%, 05/19/22	65	65,920
4.63%, 03/30/25	285	285,997
5.13%, 09/30/24	125	129,179
5.75%, 11/20/25 (Call 05/20/20)	176	180,314
8.00%, 11/01/31	526	633,955
American Express Co.
2.50%, 08/01/22 (Call 08/01/20)	102	104,261
2.50%, 07/30/24 (Call 07/30/20)	125	128,701
2.65%, 12/02/22	139	142,960
2.75%, 05/20/22 (Call 05/20/20)	25	25,610
3.00%, 10/30/24 (Call 10/30/20)	90	94,592
3.13%, 05/20/26 (Call 05/20/20)	249	267,750
3.38%, 05/17/21 (Call 05/17/20)	105	106,915
3.40%, 02/27/23 (Call 08/27/20)	150	157,140
3.40%, 02/22/24 (Call 08/22/20)	780	827,011
3.63%, 12/05/24 (Call 06/05/20)	205	220,164
3.70%, 11/05/21 (Call 05/05/20)	203	208,934
4.05%, 12/03/42	246	301,751
4.20%, 11/06/25 (Call 05/06/20)	110	123,713
American Express Credit Corp.
2.25%, 05/05/21 (Call 05/05/20)	625	632,150
2.70%, 03/03/22 (Call 09/03/20)	95	97,344

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.30%, 05/03/27 (Call 05/03/20)	$695	$765,174
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 09/15/20)	173	181,527
3.00%, 03/22/22	136	140,410
3.70%, 10/15/24	175	190,003
4.00%, 10/15/23	295	321,633
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	169,690
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 08/15/20)(b)	60	48,968
3.63%, 05/01/22 (Call 05/01/20)(b)	186	170,233
3.95%, 07/01/24 (Call 07/01/20)(b)	145	126,344
4.38%, 05/01/26 (Call 05/01/20)(b)	146	125,115
5.13%, 10/01/23 (Call 10/15/20)(b)	205	182,091
5.25%, 05/15/24 (Call 05/15/20)(b)	235	208,092
5.50%, 01/15/23 (Call 07/15/20)(b)	155	141,648
Azure Nova International Finance Ltd.
2.63%, 11/01/21(c)	200	201,888
3.50%, 03/21/22(c)	200	206,184
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(c)	200	209,442
Banco BTG Pactual SA/Cayman Islands, 4.50%, 01/10/25 (Call 07/10/20)(c)(d)	200	183,510
BGC Partners Inc.
3.75%, 10/01/24 (Call 10/01/20)	195	182,951
5.38%, 07/24/23	80	78,890
Blackstone Holdings Finance Co. LLC
2.50%, 01/10/30 (Call 07/10/20)(b)(d)	100	98,956
3.50%, 09/10/49 (Call 09/10/20)(b)	205	196,978
4.00%, 10/02/47 (Call 10/02/20)(b)(d)	5	5,126
4.45%, 07/15/45(b)	45	47,827
5.00%, 06/15/44(b)	50	57,468
BOC Aviation Ltd.
3.00%, 09/11/29 (Call 09/11/20)(b)	400	382,012
3.50%, 10/10/24 (Call 10/10/20)(c)	200	203,056
3.50%, 09/18/27 (Call 09/18/20)(c)	200	201,552
3.88%, 04/27/26 (Call 10/27/20)(c)	400	414,040
Bocom Leasing Management Hong Kong Co. Ltd., 4.38%, 01/22/24(c)	200	214,236
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 07/25/20)	180	185,393
4.00%, 04/01/24 (Call 10/01/20)	175	184,550
4.25%, 06/02/26 (Call 06/02/20)	85	89,925
4.70%, 09/20/47 (Call 09/20/20)	130	129,074
4.85%, 03/29/29 (Call 09/29/20)	70	76,886
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/20)	9	7,452
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 05/01/20)(b)	105	104,335
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 07/27/20)(a)	370	366,766
2.28%, 01/28/26 (Call 07/28/20)(a)	345	333,487
Capital One Financial Corp.
3.05%, 03/09/22 (Call 09/09/20)	126	128,277
3.20%, 01/30/23 (Call 07/30/20)	250	254,987
3.20%, 02/05/25 (Call 08/05/20)	267	272,396
3.30%, 10/30/24 (Call 10/30/20)	315	321,142
3.50%, 06/15/23	405	417,988
3.75%, 04/24/24 (Call 10/24/20)	175	181,417
3.75%, 07/28/26 (Call 07/28/20)	255	251,583
3.75%, 03/09/27 (Call 09/09/20)	439	446,652
3.80%, 01/31/28 (Call 07/31/20)	60	61,043
3.90%, 01/29/24 (Call 07/29/20)	270	280,970

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 10/29/25 (Call 10/29/20)	$384	$391,976
4.25%, 04/30/25 (Call 10/30/20)	50	53,279
4.75%, 07/15/21	108	111,492
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 07/12/20)	220	238,469
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(c)	200	201,822
CDBL Funding 1, 4.25%, 12/02/24(c)	200	218,608
CDBL Funding 2, 2.29%, 07/18/21, (3 mo. LIBOR US + 1.150%)(c)(f)	200	200,210
CDP Financial Inc., 3.15%, 07/24/24(b)	415	454,454
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 07/25/20)	187	194,981
3.00%, 03/10/25 (Call 09/10/20)	152	160,962
3.20%, 03/02/27 (Call 09/02/20)	130	141,086
3.20%, 01/25/28 (Call 07/25/20)	165	175,095
3.25%, 05/21/21 (Call 05/21/20)	290	295,727
3.25%, 05/22/29 (Call 05/22/20)	110	117,551
3.45%, 02/13/26 (Call 08/13/20)	70	75,312
3.55%, 02/01/24 (Call 08/01/20)	350	379,015
3.85%, 05/21/25 (Call 05/21/20)	50	56,163
4.00%, 02/01/29 (Call 08/01/20)	165	186,443
Charming Light Investments Ltd.
4.38%, 12/21/27(c)	600	654,702
5.00%, 09/03/24(c)	250	274,452
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(c)	200	223,438
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	400	435,404
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(c)	600	636,306
4.40%, 03/09/27(c)	200	218,844
4.75%, 02/08/28(c)	400	449,556
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(c)	200	201,850
3.13%, 08/31/22(c)	450	459,495
CICC Hong Kong Finance 2016 MTN Ltd., 2.94%, 05/03/22, (3 mo. LIBOR US + 1.175%)(c)(f)	400	395,368
Citadel LP, 5.38%, 01/17/23 (Call 07/17/20)(b)	55	55,780
CITIC Securities Finance MTN Co. Ltd., 3.25%, 04/20/22(c)	200	206,274
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(c)	200	201,804
CME Group Inc.
3.00%, 09/15/22	215	225,253
3.00%, 03/15/25 (Call 09/15/20)	259	281,932
3.75%, 06/15/28 (Call 06/15/20)	215	250,249
4.15%, 06/15/48 (Call 06/15/20)	105	139,994
5.30%, 09/15/43 (Call 09/15/20)	115	165,870
Coastal Emerald Ltd., 3.95%, 08/01/22(c)	400	396,336
CPPIB Capital Inc., 2.25%, 01/25/22(b)	500	515,185
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 06/30/20)(b)	55	48,322
6.63%, 03/15/26 (Call 09/15/20)	45	40,500
Credit Suisse USA Inc., 7.13%, 07/15/32	252	368,835
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/20)(b)	125	100,797
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	101	102,101
Discover Financial Services
3.75%, 03/04/25 (Call 09/04/20)	160	162,224
3.85%, 11/21/22	48	49,105
3.95%, 11/06/24 (Call 05/06/20)	318	327,591
4.10%, 02/09/27 (Call 08/09/20)	319	319,609
4.50%, 01/30/26 (Call 07/30/20)	300	311,958

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.20%, 04/27/22	$40	$41,552
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 08/24/20)	106	107,689
3.80%, 08/24/27 (Call 08/24/20)	50	52,976
4.50%, 06/20/28 (Call 06/20/20)	142	158,412
Eaton Vance Corp., 3.50%, 04/06/27 (Call 10/06/20)	175	182,339
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(b)	50	43,773
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/20)(b)	65	61,413
Franklin Resources Inc., 2.85%, 03/30/25	130	136,629
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	260	267,839
4.42%, 11/15/35	1,960	2,042,457
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/20)(b)(e)	325	196,215
goeasy Ltd., 5.38%, 12/01/24 (Call 06/01/20)(b)	75	67,055
Gtlk Europe Capital DAC, 5.95%, 04/17/25(c)	200	201,488
ICBCIL Finance Co. Ltd.
2.64%, 05/15/21, (3 mo. LIBOR US + 0.950%)(c)(f)	400	398,060
2.75%, 05/19/21(c)	200	201,610
3.13%, 11/15/22(c)	410	417,597
3.38%, 04/05/22(c)	200	204,178
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(c)	400	393,432
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 09/15/20)	133	136,880
3.10%, 09/15/27 (Call 09/15/20)	263	285,455
3.45%, 09/21/23 (Call 09/21/20)	120	129,274
3.75%, 12/01/25 (Call 06/01/20)	290	322,660
4.00%, 10/15/23	215	237,141
4.25%, 09/21/48 (Call 09/21/20)	200	256,620
International Lease Finance Corp.
5.88%, 08/15/22	464	448,062
8.63%, 01/15/22	50	50,820
Inventive Global Investments Ltd.
1.90%, 09/19/21, (3 mo. LIBOR US + 0.850%)(c)(f)	200	200,728
3.88%, 09/19/21(c)	400	414,984
Invesco Finance PLC
3.13%, 11/30/22	125	127,052
3.75%, 01/15/26	100	106,034
4.00%, 01/30/24	100	105,504
5.38%, 11/30/43	140	148,641
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 08/01/20)	100	104,721
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/20)(b)	200	181,420
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 10/18/20)	329	345,598
Jefferies Group LLC
5.13%, 01/20/23	175	183,197
6.25%, 01/15/36	155	167,087
6.45%, 06/08/27	85	94,192
6.50%, 01/20/43	60	63,368
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	152	151,207
4.85%, 01/15/27	70	72,650
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/20)(b)	26	29,482
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(c)	200	192,848
Lazard Group LLC
3.63%, 03/01/27 (Call 09/01/20)	120	120,474

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 02/13/25	$105	$107,311
4.38%, 03/11/29 (Call 09/11/20)	114	119,803
4.50%, 09/19/28 (Call 09/19/20)	215	226,969
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	200,246
Legg Mason Inc.
4.75%, 03/15/26	150	161,133
5.63%, 01/15/44	286	334,057
LPL Holdings Inc.
4.63%, 11/15/27 (Call 05/15/20)(b)	35	33,244
5.75%, 09/15/25 (Call 09/15/20)(b)	125	123,492
Mastercard Inc.
2.00%, 03/03/25 (Call 09/03/20)	295	306,588
2.95%, 11/21/26 (Call 05/21/20)	148	162,554
2.95%, 06/01/29 (Call 06/01/20)	300	330,003
3.30%, 03/26/27 (Call 09/26/20)	120	133,840
3.35%, 03/26/30 (Call 09/26/20)	110	125,193
3.38%, 04/01/24	50	54,953
3.50%, 02/26/28 (Call 08/26/20)	215	242,845
3.65%, 06/01/49 (Call 06/01/20)	140	170,131
3.80%, 11/21/46 (Call 05/21/20)	226	277,234
3.85%, 03/26/50 (Call 09/26/20)	40	50,209
3.95%, 02/26/48 (Call 08/26/20)	15	18,886
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.56%, 02/28/24 (Call 08/28/20)(b)	200	206,966
3.96%, 09/19/23 (Call 09/19/20)(b)	205	214,317
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/20)	90	89,942
3.85%, 06/30/26 (Call 06/30/20)	245	269,047
4.25%, 06/01/24 (Call 06/01/20)	225	243,574
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 07/15/20)(b)	90	77,397
8.13%, 07/15/23 (Call 07/15/20)(b)	165	158,420
9.13%, 07/15/26 (Call 07/15/20)(b)	165	158,199
Navient Corp.
5.00%, 10/26/20	50	49,162
5.00%, 03/15/27 (Call 09/15/20)	100	84,403
5.50%, 01/25/23	150	140,158
5.63%, 08/01/33	125	95,620
5.88%, 10/25/24	100	92,285
6.13%, 03/25/24	150	138,766
6.50%, 06/15/22	200	193,760
6.63%, 07/26/21	125	124,305
6.75%, 06/25/25	100	92,624
6.75%, 06/15/26	100	90,900
7.25%, 01/25/22	100	98,122
7.25%, 09/25/23	75	71,908
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/20)(b)	5	4,878
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)(b)(d)	120	114,846
8.00%, 07/15/25 (Call 07/15/20)(b)	50	47,629
Nomura Holdings Inc.
2.65%, 01/16/25	315	318,087
3.10%, 01/16/30	315	315,765
Nuveen Finance LLC, 4.13%, 11/01/24(b)	222	242,515
Nuveen LLC, 4.00%, 11/01/28 (Call 05/01/20)(b)	185	214,060
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 05/15/20)(b)	50	37,829
ORIX Corp.
2.90%, 07/18/22	30	30,444

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 12/04/24	$350	$361,781
3.70%, 07/18/27	160	169,866
4.05%, 01/16/24	265	281,027
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 06/15/20)(b)	58	56,261
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 09/15/20)(b)	198	174,658
5.25%, 08/15/22 (Call 08/15/20)(b)	537	491,951
5.50%, 02/15/24(b)	280	246,756
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	600	561,630
5.25%, 08/10/28(c)	200	197,078
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(c)	505	595,774
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	400	413,772
Quicken Loans Inc.
5.25%, 01/15/28 (Call 07/15/20)(b)	175	171,351
5.75%, 05/01/25 (Call 05/01/20)(b)	200	196,196
Raymond James Financial Inc.
3.63%, 09/15/26	158	164,502
4.95%, 07/15/46	120	139,585
REC Ltd., 3.38%, 07/25/24(c)	400	372,672
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(c)	400	308,000
SIHC International Capital Ltd.
3.95%, 09/26/21(c)	200	203,650
4.35%, 09/26/23(c)	200	216,070
Soar Wise Ltd., 3.50%, 05/31/22(c)	400	409,172
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/20)	180	150,664
5.63%, 03/15/23	135	127,356
6.13%, 05/15/22	140	138,257
6.13%, 03/15/24 (Call 09/15/20)	233	218,284
6.63%, 01/15/28 (Call 07/15/20)	135	119,131
6.88%, 03/15/25	215	203,272
7.13%, 03/15/26	235	219,166
7.75%, 10/01/21	125	123,997
8.25%, 12/15/20	100	100,619
8.25%, 10/01/23	30	29,266
State Elite Global Ltd., 2.75%, 06/13/22(c)	200	205,156
Stifel Financial Corp., 4.25%, 07/18/24	240	248,441
Synchrony Financial
2.85%, 07/25/22 (Call 07/25/20)	65	63,348
3.70%, 08/04/26 (Call 08/04/20)	146	134,189
3.75%, 08/15/21 (Call 08/15/20)	32	32,082
3.95%, 12/01/27 (Call 06/01/20)	190	179,917
4.25%, 08/15/24 (Call 08/15/20)	239	232,647
4.38%, 03/19/24 (Call 09/19/20)	145	142,563
4.50%, 07/23/25 (Call 07/23/20)	290	283,788
5.15%, 03/19/29 (Call 09/19/20)	210	208,024
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 10/01/20)	210	216,701
2.95%, 04/01/22 (Call 10/01/20)	203	208,373
3.30%, 04/01/27 (Call 10/01/20)	225	241,576
3.75%, 04/01/24 (Call 10/01/20)	50	53,422
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 10/01/20)(b)	70	52,667
Visa Inc.
2.75%, 09/15/27 (Call 09/15/20)	91	99,073
2.80%, 12/14/22 (Call 06/14/20)	310	326,653
3.15%, 12/14/25 (Call 06/14/20)	1,002	1,107,581

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 09/15/47 (Call 09/15/20)	$10	$12,181
4.15%, 12/14/35 (Call 06/14/20)	343	434,193
4.30%, 12/14/45 (Call 06/14/20)	611	807,546
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/20)(b)	100	82,501
Western Union Co. (The)
2.85%, 01/10/25 (Call 07/10/20)	50	49,572
3.60%, 03/15/22 (Call 09/15/20)	125	128,295
4.25%, 06/09/23 (Call 06/09/20)	75	78,886

		61,215,652

Electric — 2.4%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(c)	200	202,934
3.88%, 05/06/24(c)	200	210,066
4.38%, 04/23/25(c)	200	212,892
4.38%, 06/22/26(c)	200	214,100
5.88%, 12/13/21(b)(d)	200	211,562
6.50%, 10/27/36(b)	380	463,262
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(c)	200	185,622
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)	200	169,166
AEP Texas Inc.
2.40%, 10/01/22 (Call 10/01/20)	95	97,240
3.80%, 10/01/47 (Call 10/01/20)	155	175,962
Series G, 4.15%, 05/01/49 (Call 05/01/20)	25	29,674
Series H, 3.45%, 01/15/50 (Call 07/15/20)	5	5,515
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 06/01/20)	100	108,965
3.15%, 09/15/49 (Call 09/15/20)	60	66,041
3.75%, 12/01/47 (Call 06/01/20)	100	119,320
3.80%, 06/15/49 (Call 06/15/20)	5	6,098
4.00%, 12/01/46 (Call 06/01/20)	25	30,829
4.25%, 09/15/48 (Call 09/15/20)	50	64,060
AES Corp. (The)
4.00%, 03/15/21	25	25,000
4.50%, 03/15/23 (Call 09/15/20)	100	100,416
4.88%, 05/15/23 (Call 05/15/20)	120	121,010
5.13%, 09/01/27 (Call 09/01/20)	145	151,081
5.50%, 04/15/25 (Call 10/15/20)	74	75,854
6.00%, 05/15/26 (Call 05/15/20)	100	105,058
Alabama Power Co.
3.45%, 10/01/49 (Call 10/01/20)	65	73,538
3.75%, 03/01/45 (Call 09/01/20)	127	145,665
4.15%, 08/15/44 (Call 08/15/20)	135	160,391
4.30%, 01/02/46 (Call 07/02/20)	50	61,697
6.00%, 03/01/39	5	7,061
6.13%, 05/15/38	50	66,889
Series A, 4.30%, 07/15/48 (Call 07/15/20)	130	162,458
Series B, 3.70%, 12/01/47 (Call 06/01/20)	27	31,015
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 06/15/20)(b)	155	163,702
4.25%, 06/15/28 (Call 06/15/20)(b)	125	144,264
Ameren Corp.
2.50%, 09/15/24 (Call 09/15/20)	106	109,651
3.65%, 02/15/26 (Call 08/15/20)	295	319,237
Ameren Illinois Co.
3.25%, 03/01/25 (Call 09/01/20)	50	53,903
3.25%, 03/15/50 (Call 09/15/20)	200	225,318
3.70%, 12/01/47 (Call 06/01/20)	135	159,226

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc. 3.20%, 11/13/27 (Call 05/13/20)	$185	$197,032
Series F, 2.95%, 12/15/22 (Call 06/15/20)	150	155,272
Series I, 3.65%, 12/01/21	35	36,234
Series J, 4.30%, 12/01/28 (Call 06/01/20)	310	354,442
Appalachian Power Co.
3.40%, 06/01/25 (Call 06/01/20)	14	14,800
4.40%, 05/15/44 (Call 05/15/20)	130	156,253
7.00%, 04/01/38	25	35,296
Series Y, 4.50%, 03/01/49 (Call 09/01/20)	20	24,984
Arizona Public Service Co.
2.60%, 08/15/29 (Call 08/15/20)	149	155,300
2.95%, 09/15/27 (Call 09/15/20)	100	106,299
3.15%, 05/15/25 (Call 05/15/20)	150	160,218
3.50%, 12/01/49 (Call 06/01/20)	205	223,028
3.75%, 05/15/46 (Call 05/15/20)	5	5,701
4.20%, 08/15/48 (Call 08/15/20)	50	59,094
4.25%, 03/01/49 (Call 09/01/20)	25	30,073
4.35%, 11/15/45 (Call 05/15/20)	105	129,127
4.50%, 04/01/42 (Call 10/01/20)	33	40,189
5.05%, 09/01/41 (Call 09/01/20)	10	12,412
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 10/15/20)	100	114,658
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 05/01/20)(b)	250	262,065
4.35%, 08/01/28 (Call 08/01/20)(b)	200	220,202
Avangrid Inc.
3.15%, 12/01/24 (Call 06/01/20)	205	217,571
3.80%, 06/01/29 (Call 06/01/20)	173	188,767
Avista Corp., 4.35%, 06/01/48 (Call 06/01/20)	55	68,906
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 09/15/20)	50	54,017
3.50%, 08/15/46 (Call 08/15/20)	125	139,515
3.75%, 08/15/47 (Call 08/15/20)	50	58,166
4.25%, 09/15/48 (Call 09/15/20)	25	31,476
6.35%, 10/01/36	15	21,297
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/20)(b)	150	183,108
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 07/15/20)	265	276,586
3.25%, 04/15/28 (Call 10/15/20)	315	347,565
3.50%, 02/01/25 (Call 08/01/20)	295	323,043
3.75%, 11/15/23 (Call 05/15/20)	80	86,951
3.80%, 07/15/48 (Call 07/15/20)	215	254,652
4.25%, 10/15/50 (Call 10/15/20)(b)	250	319,910
4.50%, 02/01/45 (Call 08/01/20)	185	241,628
5.15%, 11/15/43 (Call 05/15/20)	225	303,707
5.95%, 05/15/37	5	6,826
6.13%, 04/01/36	365	516,048
Black Hills Corp.
3.05%, 10/15/29 (Call 10/15/20)	107	108,966
3.88%, 10/15/49 (Call 10/15/20)	100	101,410
4.20%, 09/15/46 (Call 09/15/20)	9	8,974
4.35%, 05/01/33 (Call 05/01/20)	215	236,481
Calpine Corp.
4.50%, 02/15/28 (Call 08/15/20)(b)	215	208,707
5.13%, 03/15/28 (Call 09/15/20)(b)	250	243,737
5.25%, 06/01/26 (Call 06/01/20)(b)	210	214,416
5.50%, 02/01/24 (Call 08/01/20)	100	100,061
5.75%, 01/15/25 (Call 10/15/20)	200	200,424

Security	Par (000)	Value

Electric (continued)
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	$200	$208,396
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 08/01/20)	5	5,079
3.95%, 03/01/48 (Call 09/01/20)	140	171,011
4.50%, 04/01/44 (Call 10/01/20)	150	189,934
Series AA, 3.00%, 02/01/27 (Call 08/01/20)	10	10,595
Series AC, 4.25%, 02/01/49 (Call 08/01/20)	35	44,531
Series K2, 6.95%, 03/15/33	3	4,456
Series Z, 2.40%, 09/01/26 (Call 09/01/20)	10	10,370
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 09/01/20)	25	25,551
2.50%, 09/01/24 (Call 09/01/20)	45	46,394
2.95%, 03/01/30 (Call 09/01/20)	100	102,878
3.70%, 09/01/49 (Call 09/01/20)	100	102,235
3.85%, 02/01/24 (Call 08/01/20)	260	277,550
4.25%, 11/01/28 (Call 05/01/20)	220	243,965
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(c)	200	171,692
CGNPC International Ltd., 2.75%, 07/02/24(c)	400	408,664
China Clean Energy Development Ltd., 4.00%, 11/05/25(c)	200	216,778
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(c)	400	432,008
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 09/15/20)(b)	75	76,387
5.00%, 09/15/26 (Call 09/15/20)	100	100,796
5.75%, 10/15/25 (Call 10/15/20)	80	82,852
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 09/15/20)(b)	107	111,266
3.74%, 05/01/26 (Call 05/01/20)	270	273,839
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 10/01/20)(b)	150	161,952
4.55%, 11/15/30 (Call 05/15/20)(b)	50	58,113
5.95%, 12/15/36	5	6,344
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(c)	200	214,292
CMS Energy Corp.
3.00%, 05/15/26 (Call 05/15/20)	15	15,934
3.45%, 08/15/27 (Call 08/15/20)	8	8,640
3.60%, 11/15/25 (Call 05/15/20)	150	159,108
4.88%, 03/01/44 (Call 09/01/20)	50	63,673
5.05%, 03/15/22 (Call 09/15/20)	30	31,764
Comision Federal de Electricidad
4.75%, 02/23/27(c)	200	190,058
4.88%, 01/15/24(c)	200	198,592
5.75%, 02/14/42(c)	200	191,212
6.13%, 06/16/45(c)	200	203,074
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 06/15/20)	165	176,408
3.00%, 03/01/50 (Call 09/01/20)	2	2,163
3.65%, 06/15/46 (Call 06/15/20)	59	69,415
3.70%, 08/15/28 (Call 08/15/20)	300	342,420
3.70%, 03/01/45 (Call 09/01/20)	140	163,591
3.80%, 10/01/42 (Call 10/01/20)	5	5,853
4.00%, 03/01/48 (Call 09/01/20)	135	167,362
4.00%, 03/01/49 (Call 09/01/20)	95	118,200
4.35%, 11/15/45 (Call 05/15/20)	80	101,526
4.60%, 08/15/43 (Call 08/15/20)	25	32,119
4.70%, 01/15/44 (Call 07/15/20)	8	10,532
Series 122, 2.95%, 08/15/27 (Call 08/15/20)	175	188,863
Series 123, 3.75%, 08/15/47 (Call 08/15/20)	85	100,785
Series 127, 3.20%, 11/15/49 (Call 05/15/20)	70	76,964

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 07/15/20)	$50	$51,558
4.00%, 04/01/48 (Call 10/01/20)	102	128,020
4.30%, 04/15/44 (Call 10/15/20)	80	100,155
6.35%, 06/01/36	15	21,071
Series A, 3.20%, 03/15/27 (Call 09/15/20)	8	8,724
Series A, 4.15%, 06/01/45 (Call 06/01/20)	15	18,962
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/20)	100	114,059
3.80%, 05/15/28 (Call 05/15/20)	40	45,108
3.85%, 06/15/46 (Call 06/15/20)	110	127,258
3.95%, 03/01/43 (Call 09/01/20)	390	453,804
4.45%, 03/15/44 (Call 09/15/20)	232	285,887
4.50%, 12/01/45 (Call 06/01/20)	25	31,489
4.50%, 05/15/58 (Call 05/15/20)	100	125,946
4.63%, 12/01/54 (Call 06/01/20)	50	64,290
5.70%, 06/15/40	30	41,095
Series 06-A, 5.85%, 03/15/36	16	20,502
Series 06-B, 6.20%, 06/15/36	75	104,393
Series 08-B, 6.75%, 04/01/38	30	44,564
Series 12-A, 4.20%, 03/15/42	5	6,009
Series 2017, 3.88%, 06/15/47 (Call 06/15/20)	100	115,826
Series 20B, 3.95%, 04/01/50 (Call 10/01/20)	250	300,407
Series A, 4.13%, 05/15/49 (Call 05/15/20)	200	242,836
Series C, 4.30%, 12/01/56 (Call 06/01/20)	115	141,121
Series D, 4.00%, 12/01/28 (Call 06/01/20)	85	98,481
Series E, 4.65%, 12/01/48 (Call 06/01/20)	250	325,402
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 05/15/20)	95	95,590
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)	200	205,952
Consumers Energy Co.
2.50%, 05/01/60	440	432,419
3.10%, 08/15/50 (Call 08/15/20)	35	39,906
3.25%, 08/15/46 (Call 08/15/20)	5	5,735
3.75%, 02/15/50 (Call 08/15/20)	85	105,495
3.95%, 07/15/47 (Call 07/15/20)	335	423,159
4.05%, 05/15/48 (Call 05/15/20)	125	162,082
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 06/15/20)	85	92,936
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 05/15/20)	79	85,246
4.15%, 05/15/45 (Call 05/15/20)	50	56,911
Dominion Energy Inc.
2.72%, 08/15/21(i)	200	202,934
3.07%, 08/15/24(i)	223	233,847
3.90%, 10/01/25 (Call 10/01/20)	295	324,420
4.25%, 06/01/28 (Call 06/01/20)	369	414,357
4.70%, 12/01/44 (Call 06/01/20)	70	84,653
5.75%, 10/01/54 (Call 10/01/20)(a)	35	35,000
7.00%, 06/15/38	195	265,333
Series A, 4.60%, 03/15/49 (Call 09/15/20)	130	158,578
Series B, 2.75%, 01/15/22 (Call 07/15/20)	180	183,931
Series B, 2.75%, 09/15/22 (Call 09/15/20)	125	128,155
Series B, 5.95%, 06/15/35	80	100,893
Series C, 4.05%, 09/15/42 (Call 09/15/20)	85	91,669
Series C, 4.90%, 08/01/41 (Call 08/01/20)	150	179,029
Series D, 2.85%, 08/15/26 (Call 08/15/20)	178	185,925
Series E, 6.30%, 03/15/33	150	195,252
Series F, 5.25%, 08/01/33	85	97,966
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 06/15/20)	45	56,920

Security	Par (000)	Value

Electric (continued)
5.30%, 05/15/33	$5	$6,366
5.45%, 02/01/41 (Call 08/01/20)	165	226,672
6.05%, 01/15/38	104	147,279
DPL Inc.
4.35%, 04/15/29 (Call 10/15/20)(d)	125	121,976
7.25%, 10/15/21 (Call 10/15/20)	102	103,967
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/20)(b)	200	206,920
DTE Electric Co.
2.25%, 03/01/30 (Call 09/01/20)	7	7,283
2.95%, 03/01/50 (Call 09/01/20)	23	24,633
3.38%, 03/01/25 (Call 09/01/20)	14	15,233
3.65%, 03/15/24 (Call 09/15/20)	255	276,178
3.70%, 03/15/45 (Call 09/15/20)	50	59,044
3.70%, 06/01/46 (Call 06/01/20)	33	38,674
3.75%, 08/15/47 (Call 08/15/20)	70	84,108
3.95%, 03/01/49 (Call 09/01/20)	125	155,905
4.30%, 07/01/44 (Call 07/01/20)	80	100,802
5.70%, 10/01/37	40	54,060
Series A, 4.00%, 04/01/43 (Call 10/01/20)	25	30,141
DTE Energy Co.
2.25%, 11/01/22	100	101,838
2.85%, 10/01/26 (Call 10/01/20)	295	300,717
2.95%, 03/01/30 (Call 09/01/20)	110	110,856
3.80%, 03/15/27 (Call 09/15/20)	60	63,902
6.38%, 04/15/33	325	427,823
Series B, 3.30%, 06/15/22 (Call 06/15/20)	114	117,476
Series C, 2.53%, 10/01/24	117	119,238
Series C, 3.40%, 06/15/29 (Call 06/15/20)	141	147,480
Series C, 3.50%, 06/01/24 (Call 06/01/20)	55	57,870
Series D, 3.70%, 08/01/23 (Call 08/01/20)	155	165,033
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 08/15/20)	75	79,727
2.45%, 02/01/30 (Call 08/01/20)	200	213,448
2.50%, 03/15/23 (Call 09/15/20)	50	52,250
2.95%, 12/01/26 (Call 06/01/20)	48	52,495
3.05%, 03/15/23 (Call 09/15/20)	255	271,866
3.20%, 08/15/49 (Call 08/15/20)	150	169,131
3.35%, 05/15/22	125	131,472
3.70%, 12/01/47 (Call 06/01/20)	25	29,794
3.75%, 06/01/45 (Call 06/01/20)	52	62,018
3.88%, 03/15/46 (Call 09/15/20)	135	164,165
3.90%, 06/15/21 (Call 06/15/20)	190	194,803
3.95%, 11/15/28 (Call 05/15/20)	105	123,475
3.95%, 03/15/48 (Call 09/15/20)	100	124,437
4.00%, 09/30/42 (Call 09/30/20)	305	369,986
4.25%, 12/15/41 (Call 06/15/20)	48	59,746
5.30%, 02/15/40	88	120,966
6.00%, 01/15/38	105	153,158
6.05%, 04/15/38	50	72,524
6.10%, 06/01/37	50	71,353
Series A, 6.00%, 12/01/28	50	64,038
Duke Energy Corp.
1.80%, 09/01/21 (Call 09/01/20)	585	590,762
2.65%, 09/01/26 (Call 09/01/20)	360	382,486
3.05%, 08/15/22 (Call 08/15/20)	65	67,114
3.15%, 08/15/27 (Call 08/15/20)	25	26,758
3.40%, 06/15/29 (Call 06/15/20)	70	76,741
3.55%, 09/15/21 (Call 09/15/20)	58	59,434
3.75%, 04/15/24 (Call 10/15/20)	360	391,856
3.75%, 09/01/46 (Call 09/01/20)	533	604,646

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 08/15/47 (Call 08/15/20)	$55	$64,261
4.20%, 06/15/49 (Call 06/15/20)	125	153,836
4.80%, 12/15/45 (Call 06/15/20)	206	264,928
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 06/01/20)	175	187,486
3.20%, 01/15/27 (Call 07/15/20)	150	164,155
3.40%, 10/01/46 (Call 10/01/20)	15	16,906
3.80%, 07/15/28 (Call 07/15/20)	505	580,513
3.85%, 11/15/42 (Call 05/15/20)	92	109,167
6.35%, 09/15/37	85	123,682
6.40%, 06/15/38	214	328,558
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/20)	250	256,520
6.35%, 08/15/38	60	88,943
6.45%, 04/01/39	15	22,048
Series YYY, 3.25%, 10/01/49 (Call 10/01/20)	96	106,932
Duke Energy Ohio Inc.
3.65%, 02/01/29 (Call 08/01/20)	90	103,757
3.70%, 06/15/46 (Call 06/15/20)	5	5,865
4.30%, 02/01/49 (Call 08/01/20)	20	26,138
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 08/15/20)	15	16,414
3.45%, 03/15/29 (Call 09/15/20)	275	312,232
3.60%, 09/15/47 (Call 09/15/20)	90	104,963
3.70%, 09/01/28 (Call 09/01/20)	40	45,802
3.70%, 10/15/46 (Call 10/15/20)	75	88,544
4.10%, 05/15/42 (Call 05/15/20)	8	9,792
4.10%, 03/15/43 (Call 09/15/20)	80	97,404
4.15%, 12/01/44 (Call 06/01/20)	80	98,338
4.20%, 08/15/45 (Call 08/15/20)	65	81,025
E.ON International Finance BV, 6.65%, 04/30/38(b)	200	267,144
Edison International
2.40%, 09/15/22 (Call 09/15/20)	125	124,849
2.95%, 03/15/23 (Call 09/15/20)	160	160,419
3.13%, 11/15/22 (Call 05/15/20)	10	10,161
3.55%, 11/15/24 (Call 05/15/20)	175	180,525
4.13%, 03/15/28 (Call 09/15/20)	150	157,308
5.75%, 06/15/27 (Call 06/15/20)	130	147,811
EDP Finance BV, 3.63%, 07/15/24(b)	422	440,914
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/20)	39	44,255
6.00%, 05/15/35	15	19,547
Electricite de France SA
3.63%, 10/13/25 (Call 10/13/20)(b)	690	754,204
4.50%, 09/21/28 (Call 09/21/20)(b)	442	509,109
4.75%, 10/13/35 (Call 10/13/20)(b)	325	404,534
4.88%, 01/22/44(b)	380	450,999
4.95%, 10/13/45 (Call 10/13/20)(b)	248	297,488
5.00%, 09/21/48 (Call 09/21/20)(b)	600	739,680
5.25%, (Call 07/29/20)(a)(b)(g)	105	104,683
5.25%, 10/13/55 (Call 10/13/20)(b)	125	154,310
5.60%, 01/27/40(b)	150	192,265
6.00%, 01/22/2114(b)	156	201,639
6.95%, 01/26/39(b)	129	188,045
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 06/15/20)	205	206,091
3.55%, 06/15/26 (Call 06/15/20)	293	310,310
4.75%, 06/15/46 (Call 06/15/20)	240	257,314
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(c)	400	408,952

Security	Par (000)	Value

Electric (continued)
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(c)	$200	$145,224
Enel Americas SA, 4.00%, 10/25/26 (Call 10/25/20)	75	77,027
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	110	118,802
Enel Finance International NV
2.65%, 09/10/24(b)	310	313,481
3.50%, 04/06/28(b)	260	269,971
3.63%, 05/25/27(b)	200	209,740
4.25%, 09/14/23(b)	610	646,057
4.63%, 09/14/25(b)	385	422,064
4.88%, 06/14/29(b)	200	230,970
6.00%, 10/07/39(b)	375	464,921
6.80%, 09/15/37(b)	250	326,850
Engie SA, 2.88%, 10/10/22(b)	75	76,867
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 10/01/20)	316	351,499
4.20%, 04/01/49 (Call 10/01/20)	50	63,781
Entergy Corp.
2.95%, 09/01/26 (Call 09/01/20)	405	425,809
4.00%, 07/15/22 (Call 07/15/20)	100	105,714
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 10/01/20)	175	179,791
3.05%, 06/01/31 (Call 06/01/20)	139	153,038
3.12%, 09/01/27 (Call 09/01/20)	25	27,328
3.25%, 04/01/28 (Call 10/01/20)	8	8,714
4.20%, 09/01/48 (Call 09/01/20)	90	116,193
4.20%, 04/01/50 (Call 10/01/20)	100	129,463
5.40%, 11/01/24	50	57,536
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 06/01/20)	25	26,762
3.85%, 06/01/49 (Call 06/01/20)	115	141,204
Entergy Texas Inc.
3.55%, 09/30/49 (Call 09/30/20)	5	5,673
4.00%, 03/30/29 (Call 09/30/20)	41	46,858
4.50%, 03/30/39 (Call 09/30/20)	250	303,497
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(c)	400	298,500
7.13%, 02/11/25(c)	400	292,248
Evergy Inc.
2.45%, 09/15/24 (Call 09/15/20)	315	325,871
2.90%, 09/15/29 (Call 09/15/20)	242	247,813
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 10/01/20)	35	37,665
3.25%, 09/01/49 (Call 09/01/20)	50	55,281
4.10%, 04/01/43 (Call 10/01/20)	64	76,993
4.13%, 03/01/42 (Call 09/01/20)	33	39,560
4.25%, 12/01/45 (Call 06/01/20)	155	191,498
Evergy Metro Inc.
3.65%, 08/15/25 (Call 08/15/20)	150	166,486
4.20%, 06/15/47 (Call 06/15/20)	95	119,472
4.20%, 03/15/48 (Call 09/15/20)	50	63,041
5.30%, 10/01/41 (Call 10/01/20)	25	34,113
Series 2019, 4.13%, 04/01/49 (Call 10/01/20)	110	138,216
Eversource Energy
3.35%, 03/15/26 (Call 09/15/20)	100	105,090
3.45%, 01/15/50 (Call 07/15/20)	9	9,719
Series H, 3.15%, 01/15/25 (Call 07/15/20)	50	52,957
Series K, 2.75%, 03/15/22 (Call 09/15/20)	274	281,286
Series L, 2.90%, 10/01/24 (Call 10/01/20)	180	188,762
Series M, 3.30%, 01/15/28 (Call 07/15/20)	100	107,220

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 3.80%, 12/01/23 (Call 06/01/20)	$60	$64,453
Series O, 4.25%, 04/01/29 (Call 10/01/20)	250	288,557
Exelon Corp.
3.40%, 04/15/26 (Call 10/15/20)	235	255,624
3.50%, 06/01/22 (Call 06/01/20)	289	298,606
3.95%, 06/15/25 (Call 06/15/20)	525	579,516
4.45%, 04/15/46 (Call 10/15/20)	250	297,765
4.70%, 04/15/50 (Call 10/15/20)	250	323,037
4.95%, 06/15/35 (Call 06/15/20)	108	132,316
5.10%, 06/15/45 (Call 06/15/20)	80	102,775
5.63%, 06/15/35	75	97,378
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 09/15/20)	65	67,269
4.25%, 06/15/22 (Call 06/15/20)	60	63,018
5.60%, 06/15/42 (Call 06/15/20)	150	158,121
5.75%, 10/01/41 (Call 10/01/20)	100	100,485
6.25%, 10/01/39	185	208,095
FirstEnergy Corp.
2.05%, 03/01/25 (Call 09/01/20)	15	15,113
2.65%, 03/01/30 (Call 09/01/20)	7	7,183
Series A, 2.85%, 07/15/22 (Call 07/15/20)	100	102,132
Series B, 3.90%, 07/15/27 (Call 07/15/20)	306	336,520
Series B, 4.25%, 03/15/23 (Call 09/15/20)	482	520,589
Series C, 3.40%, 03/01/50 (Call 09/01/20)	250	264,895
Series C, 4.85%, 07/15/47 (Call 07/15/20)	320	410,810
Series C, 7.38%, 11/15/31	213	314,348
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 07/15/20)(b)	25	27,719
4.55%, 04/01/49 (Call 10/01/20)(b)	8	9,568
Florida Power & Light Co.
2.75%, 06/01/23 (Call 06/01/20)	5	5,305
2.85%, 04/01/25 (Call 10/01/20)	120	130,139
3.13%, 12/01/25 (Call 06/01/20)	35	38,271
3.15%, 10/01/49 (Call 10/01/20)	230	264,808
3.70%, 12/01/47 (Call 06/01/20)	75	91,784
3.95%, 03/01/48 (Call 09/01/20)	150	193,897
3.99%, 03/01/49 (Call 09/01/20)	255	331,508
4.05%, 06/01/42 (Call 06/01/20)	180	223,951
4.05%, 10/01/44 (Call 10/01/20)	55	69,832
4.13%, 02/01/42 (Call 08/01/20)	100	126,423
4.13%, 06/01/48 (Call 06/01/20)	165	220,910
4.95%, 06/01/35	5	6,626
5.69%, 03/01/40	85	126,490
5.95%, 02/01/38	200	300,048
5.96%, 04/01/39	50	75,490
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 10/04/20)	179	181,751
Georgia Power Co.
4.30%, 03/15/42	401	470,156
4.30%, 03/15/43	100	118,173
Series A, 2.10%, 07/30/23	21	21,645
Series A, 2.20%, 09/15/24 (Call 09/15/20)	105	108,221
Series B, 2.65%, 09/15/29 (Call 09/15/20)	115	118,317
Series B, 3.70%, 01/30/50 (Call 07/30/20)	308	347,064
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(c)	200	206,694
Hydro-Quebec, Series HK, 9.38%, 04/15/30	80	139,022
Iberdrola International BV, 6.75%, 07/15/36	60	82,996
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 08/15/20)	77	95,622
Series K, 4.55%, 03/15/46 (Call 09/15/20)	135	172,768
Series L, 3.75%, 07/01/47 (Call 07/01/20)	34	38,921

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 05/01/20)(b)	$19	$22,464
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 06/01/20)	20	21,421
3.50%, 09/30/49 (Call 09/30/20)	55	60,168
3.70%, 09/15/46 (Call 09/15/20)	105	116,892
4.10%, 09/26/28 (Call 09/26/20)	70	79,964
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 09/01/20)	130	137,050
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)(c)	1,050	1,143,670
ITC Holdings Corp.
2.70%, 11/15/22 (Call 05/15/20)	70	71,889
3.25%, 06/30/26 (Call 06/30/20)	158	168,106
3.35%, 11/15/27 (Call 05/15/20)	200	213,600
3.65%, 06/15/24 (Call 06/15/20)	20	21,193
5.30%, 07/01/43 (Call 07/01/20)	115	142,404
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 07/15/20)(b)	2	2,187
Kallpa Generacion SA, 4.88%, 05/24/26 (Call 02/24/26)(c)	200	204,346
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 10/01/20)	50	62,241
5.13%, 11/01/40 (Call 05/01/20)	95	125,790
Korea East-West Power Company Ltd., 2.63%, 06/19/22(c)	600	613,446
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	200	206,896
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 10/01/20)	25	29,921
Series 25, 3.30%, 10/01/25 (Call 10/01/20)	73	78,621
Massachusetts Electric Co., 5.90%, 11/15/39(b)	15	20,504
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)	164	160,402
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/20)	108	122,319
3.50%, 10/15/24 (Call 10/15/20)	145	159,008
3.65%, 04/15/29 (Call 10/15/20)	306	356,218
3.65%, 08/01/48 (Call 08/01/20)	120	145,643
3.95%, 08/01/47 (Call 08/01/20)	118	148,381
4.25%, 05/01/46 (Call 05/01/20)	175	224,108
4.40%, 10/15/44 (Call 10/15/20)	120	155,767
4.80%, 09/15/43 (Call 09/15/20)	25	33,626
5.75%, 11/01/35	25	35,219
6.75%, 12/30/31	125	181,392
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 05/15/20)(b)	295	328,471
Minejesa Capital BV, 4.63%, 08/10/30(c)	400	381,948
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	16,732
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/20)(b)	57	78,078
Narragansett Electric Co. (The), 3.92%, 08/01/28 (Call 08/01/20)(b)	50	55,670
National Grid USA
5.80%, 04/01/35	55	64,998
8.00%, 11/15/30	10	12,799
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 09/15/20)	200	205,650
2.40%, 04/25/22 (Call 10/25/20)	200	206,016
2.85%, 01/27/25 (Call 07/27/20)	59	63,616
2.95%, 02/07/24 (Call 08/07/20)	18	19,225
3.05%, 02/15/22 (Call 08/15/20)	50	51,695
3.05%, 04/25/27 (Call 10/25/20)	100	106,142
3.25%, 11/01/25 (Call 05/01/20)	125	134,880

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.40%, 11/15/23 (Call 05/15/20)	$10	$10,664
3.40%, 02/07/28 (Call 08/07/20)	321	352,981
3.70%, 03/15/29 (Call 09/15/20)	70	78,694
3.90%, 11/01/28 (Call 05/01/20)	50	56,223
4.02%, 11/01/32 (Call 05/01/20)	79	89,973
4.30%, 03/15/49 (Call 09/15/20)	90	116,005
4.40%, 11/01/48 (Call 05/01/20)	100	124,197
5.25%, 04/20/46 (Call 10/20/20)(a)	160	161,064
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 05/01/20)	225	257,515
Series DD, 2.40%, 05/01/30 (Call 05/01/20)	320	336,013
Series EE, 3.13%, 08/01/50 (Call 08/01/20)	200	212,648
Series N, 6.65%, 04/01/36	5	7,254
Series R, 6.75%, 07/01/37	229	336,774
New England Power Co., 3.80%, 12/05/47 (Call 06/05/20)(b)	250	286,290
New York State Electric &Gas Corp., 3.30%, 09/15/49 (Call 09/15/20)(b)	100	103,809
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 05/01/20)	103	111,163
2.80%, 01/15/23 (Call 07/15/20)	15	15,578
2.90%, 04/01/22	65	67,121
3.15%, 04/01/24 (Call 10/01/20)	270	287,231
3.25%, 04/01/26 (Call 10/01/20)	195	211,240
3.50%, 04/01/29 (Call 10/01/20)	378	425,870
3.55%, 05/01/27 (Call 05/01/20)	280	309,812
3.63%, 06/15/23 (Call 06/15/20)	75	79,158
4.80%, 12/01/77 (Call 06/01/20)(a)	210	207,270
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 10/15/20)(b)	100	99,318
4.25%, 07/15/24 (Call 07/15/20)(b)	85	85,820
4.25%, 09/15/24 (Call 09/15/20)(b)	85	86,578
4.50%, 09/15/27 (Call 09/15/20)(b)	75	76,922
Niagara Mohawk Power Corp., 4.28%, 10/01/34 (Call 10/01/20)(b)	100	119,028
Northern States Power Co./MN
2.15%, 08/15/22 (Call 08/15/20)	25	25,440
2.90%, 03/01/50 (Call 09/01/20)	45	49,113
3.40%, 08/15/42 (Call 08/15/20)	200	227,914
3.60%, 09/15/47 (Call 09/15/20)	10	11,900
4.00%, 08/15/45 (Call 08/15/20)	25	31,045
4.13%, 05/15/44 (Call 05/15/20)	94	117,943
5.35%, 11/01/39	31	43,418
6.25%, 06/01/36	70	100,274
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/20)	215	237,534
NRG Energy Inc.
3.75%, 06/15/24 (Call 06/15/20)(b)	260	266,698
4.45%, 06/15/29 (Call 06/15/20)(b)	152	157,043
5.25%, 06/15/29 (Call 06/15/20)(b)	125	133,700
5.75%, 01/15/28 (Call 07/15/20)	75	80,940
6.63%, 01/15/27 (Call 07/15/20)	225	240,190
7.25%, 05/15/26 (Call 05/15/20)	175	188,172
NSTAR Electric Co.
3.20%, 05/15/27 (Call 05/15/20)	32	35,320
3.25%, 05/15/29 (Call 05/15/20)	220	244,752
4.40%, 03/01/44 (Call 09/01/20)	5	6,159
NTPC Ltd.
4.38%, 11/26/24(c)	200	201,872
4.50%, 03/19/28(c)	400	398,112

Security	Par (000)	Value

Electric (continued)
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/20)	$100	$109,365
5.05%, 10/01/48 (Call 10/01/20)	10	11,484
5.38%, 11/01/40	25	31,144
5.95%, 11/01/39	40	53,882
Ohio Edison Co., 6.88%, 07/15/36	76	104,406
Ohio Power Co., 4.00%, 06/01/49 (Call 06/01/20)	75	93,512
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (Call 08/15/20)	150	166,902
3.85%, 08/15/47 (Call 08/15/20)	14	15,515
4.15%, 04/01/47 (Call 10/01/20)	75	88,562
OmGrid Funding Ltd., 5.20%, 05/16/27(c)	200	169,078
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 06/01/20)	260	276,406
2.95%, 04/01/25 (Call 10/01/20)	124	133,286
3.10%, 09/15/49 (Call 09/15/20)	100	113,862
3.70%, 11/15/28 (Call 05/15/20)	155	178,337
3.75%, 04/01/45 (Call 10/01/20)	55	66,456
3.80%, 09/30/47 (Call 09/30/20)	85	105,581
3.80%, 06/01/49 (Call 06/01/20)	200	253,192
4.10%, 11/15/48 (Call 05/15/20)	50	64,633
4.55%, 12/01/41 (Call 06/01/20)	40	52,422
5.25%, 09/30/40	5	6,917
5.30%, 06/01/42 (Call 06/01/20)	200	285,208
7.00%, 09/01/22	10	11,357
7.00%, 05/01/32	53	77,801
7.50%, 09/01/38	5	8,249
PacifiCorp
2.95%, 02/01/22 (Call 08/01/20)	60	62,003
3.30%, 03/15/51 (Call 09/15/20)	250	279,617
3.50%, 06/15/29 (Call 06/15/20)	210	238,917
4.10%, 02/01/42 (Call 08/01/20)	50	60,400
4.13%, 01/15/49 (Call 07/15/20)	30	37,659
4.15%, 02/15/50 (Call 08/15/20)	75	95,390
5.75%, 04/01/37	55	73,948
6.00%, 01/15/39	100	145,252
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(c)	350	209,968
PECO Energy Co.
1.70%, 09/15/21 (Call 09/15/20)	75	75,666
3.00%, 09/15/49 (Call 09/15/20)	50	53,583
3.90%, 03/01/48 (Call 09/01/20)	250	310,295
5.95%, 10/01/36	25	34,846
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 09/15/20)(b)	13	13,771
3.60%, 06/01/29 (Call 06/01/20)(b)	123	134,489
Perusahaan Listrik Negara PT
3.88%, 07/17/29(c)	400	391,700
4.13%, 05/15/27(c)	811	803,823
4.88%, 07/17/49(c)	200	192,326
5.25%, 10/24/42(c)	200	203,206
5.25%, 05/15/47(c)	200	202,258
5.50%, 11/22/21(c)	200	203,650
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/20)	210	259,518
6.50%, 11/15/37	100	148,809
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 05/15/20)	192	201,744
3.40%, 06/01/23 (Call 06/01/20)	55	57,208
3.50%, 12/01/22 (Call 06/01/20)	65	67,513
3.95%, 03/15/24 (Call 09/15/20)	130	139,877

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 09/15/47 (Call 09/15/20)	$5	$5,362
4.70%, 06/01/43 (Call 06/01/20)	80	91,894
5.00%, 03/15/44 (Call 09/15/20)	80	96,018
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 09/15/20)	50	51,102
3.00%, 10/01/49 (Call 10/01/20)	80	85,363
3.95%, 06/01/47 (Call 06/01/20)	250	308,110
4.13%, 06/15/44 (Call 06/15/20)	60	73,849
4.15%, 10/01/45 (Call 10/01/20)	25	30,745
4.15%, 06/15/48 (Call 06/15/20)	100	127,356
6.25%, 05/15/39	75	110,916
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 05/01/21 (Call 05/01/20)(b)	125	128,296
Progress Energy Inc.
3.15%, 04/01/22 (Call 10/01/20)	50	51,347
6.00%, 12/01/39	135	190,625
7.75%, 03/01/31	225	324,135
PSEG Power LLC
3.00%, 06/15/21 (Call 06/15/20)	35	35,490
3.85%, 06/01/23 (Call 06/01/20)	352	371,906
8.63%, 04/15/31	225	299,875
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 09/15/20)	100	102,277
3.55%, 06/15/46 (Call 06/15/20)	100	110,817
3.60%, 09/15/42 (Call 09/15/20)	50	58,893
3.70%, 06/15/28 (Call 06/15/20)	100	116,835
3.80%, 06/15/47 (Call 06/15/20)	110	133,311
4.05%, 09/15/49 (Call 09/15/20)	55	70,823
4.10%, 06/15/48 (Call 06/15/20)	75	96,387
4.30%, 03/15/44 (Call 09/15/20)	6	7,704
6.50%, 08/01/38	55	86,247
Series 17, 6.25%, 09/01/37	25	37,575
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 07/01/20)	250	295,212
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 09/15/20)	159	166,592
2.45%, 01/15/30 (Call 07/15/20)	200	212,756
3.00%, 05/15/25 (Call 05/15/20)	14	15,074
3.00%, 05/15/27 (Call 05/15/20)	15	16,219
3.15%, 01/01/50 (Call 07/01/20)	200	228,604
3.20%, 05/15/29 (Call 05/15/20)	69	77,423
3.20%, 08/01/49 (Call 08/01/20)	100	113,745
3.25%, 09/01/23 (Call 09/01/20)	50	53,557
3.60%, 12/01/47 (Call 06/01/20)	75	91,142
3.65%, 09/01/42 (Call 09/01/20)	8	9,449
3.70%, 05/01/28 (Call 05/01/20)	150	171,567
3.85%, 05/01/49 (Call 05/01/20)	85	106,695
3.95%, 05/01/42 (Call 05/01/20)	40	48,788
4.15%, 11/01/45 (Call 05/01/20)	50	60,535
Series K, 4.05%, 05/01/45 (Call 05/01/20)	50	62,258
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 05/15/20)	5	5,040
2.65%, 11/15/22 (Call 05/15/20)	326	335,167
2.88%, 06/15/24 (Call 06/15/20)	70	73,067
Puget Energy Inc.
3.65%, 05/15/25 (Call 05/15/20)	220	220,143
5.63%, 07/15/22 (Call 07/15/20)	30	31,537
6.00%, 09/01/21	100	104,322
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 09/15/20)	105	115,192

Security	Par (000)	Value

Electric (continued)
4.22%, 06/15/48 (Call 06/15/20)	$88	$112,227
4.30%, 05/20/45 (Call 05/20/20)	38	47,667
4.43%, 11/15/41 (Call 05/15/20)	25	29,394
5.76%, 10/01/39	81	112,191
6.27%, 03/15/37	20	28,010
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 05/15/20)	300	312,198
3.00%, 08/15/21	112	113,822
4.50%, 08/15/40	25	30,163
Series RRR, 3.75%, 06/01/47 (Call 06/01/20)	161	180,476
Series TTT, 4.10%, 06/15/49 (Call 06/15/20)	110	134,850
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(c)	400	416,676
5.50%, 04/08/44(c)	400	447,852
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(c)	600	660,882
Sempra Energy
2.88%, 10/01/22 (Call 10/01/20)	25	25,648
2.90%, 02/01/23 (Call 08/01/20)	120	123,913
3.25%, 06/15/27 (Call 06/15/20)	125	130,861
3.40%, 02/01/28 (Call 08/01/20)	115	121,294
3.55%, 06/15/24 (Call 06/15/20)	225	237,404
3.75%, 11/15/25 (Call 05/15/20)	100	107,312
3.80%, 02/01/38 (Call 08/01/20)	55	58,812
4.00%, 02/01/48 (Call 08/01/20)	140	159,054
4.05%, 12/01/23 (Call 06/01/20)	70	75,082
6.00%, 10/15/39	345	467,744
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 05/01/20)	25	26,625
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(g)	200	178,578
Southern California Edison Co.
2.85%, 08/01/29 (Call 08/01/20)	525	541,894
3.65%, 02/01/50 (Call 08/01/20)	205	223,825
3.88%, 06/01/21 (Call 06/01/20)	182	185,807
4.00%, 04/01/47 (Call 10/01/20)	348	392,673
4.05%, 03/15/42 (Call 09/15/20)	68	74,519
4.50%, 09/01/40 (Call 09/01/20)	5	5,910
4.65%, 10/01/43 (Call 10/01/20)	270	319,226
5.50%, 03/15/40	135	172,997
5.63%, 02/01/36	11	13,498
6.00%, 01/15/34	92	119,631
6.65%, 04/01/29	100	114,862
Series 05-E, 5.35%, 07/15/35	100	127,368
Series 06-E, 5.55%, 01/15/37	130	158,826
Series 08-A, 5.95%, 02/01/38	25	32,335
Series 13-A, 3.90%, 03/15/43 (Call 09/15/20)	35	38,520
Series A, 4.20%, 03/01/29 (Call 09/01/20)	75	84,762
Series B, 3.65%, 03/01/28 (Call 09/01/20)	155	168,463
Series B, 4.88%, 03/01/49 (Call 09/01/20)	144	182,406
Series C, 3.50%, 10/01/23 (Call 10/01/20)	115	121,761
Series C, 3.60%, 02/01/45 (Call 08/01/20)	50	53,060
Series C, 4.13%, 03/01/48 (Call 09/01/20)	95	108,917
Series D, 3.40%, 06/01/23 (Call 06/01/20)	5	5,233
Series E, 3.70%, 08/01/25 (Call 08/01/20)	25	27,247
Southern Co. (The)
2.35%, 07/01/21 (Call 07/01/20)	583	589,477
2.95%, 07/01/23 (Call 07/01/20)	276	291,183
3.25%, 07/01/26 (Call 07/01/20)	460	491,809
4.25%, 07/01/36 (Call 07/01/20)	265	294,818
4.40%, 07/01/46 (Call 07/01/20)	332	392,567
Series B, 5.50%, 03/15/57 (Call 09/15/20)(a)	418	424,583

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Power Co.
4.15%, 12/01/25 (Call 06/01/20)	$85	$93,109
5.15%, 09/15/41	285	320,554
Series F, 4.95%, 12/15/46 (Call 06/15/20)	44	46,378
Southwestern Electric Power Co. 6.20%, 03/15/40	120	159,995
Series J, 3.90%, 04/01/45 (Call 10/01/20)	30	32,715
Series K, 2.75%, 10/01/26 (Call 10/01/20)	569	556,567
Series L, 3.85%, 02/01/48 (Call 08/01/20)	170	181,834
Series M, 4.10%, 09/15/28 (Call 09/15/20)	311	348,199
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 08/15/20)	5	5,481
3.70%, 08/15/47 (Call 08/15/20)	320	370,659
3.75%, 06/15/49 (Call 06/15/20)	120	142,582
Series 6, 4.40%, 11/15/48 (Call 05/15/20)	35	45,575
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	216,426
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(c)	200	204,086
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(c)	400	414,688
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(c)	400	433,536
4.85%, 05/07/44(c)	200	265,124
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26(c)	200	210,138
3.50%, 05/04/27(c)	1,050	1,143,712
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	200	213,446
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	150	103,527
6.63%, 01/15/28 (Call 07/15/20)(b)	70	66,650
7.25%, 05/15/27 (Call 05/15/20)(b)	15	14,844
10.50%, 01/15/26 (Call 07/15/20)(b)	100	82,393
Tampa Electric Co.
3.63%, 06/15/50 (Call 06/15/20)	70	81,885
4.10%, 06/15/42 (Call 06/15/20)	165	191,928
4.30%, 06/15/48 (Call 06/15/20)	75	91,562
4.35%, 05/15/44 (Call 05/15/20)	55	65,465
6.55%, 05/15/36	90	127,175
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 09/01/20)(b)	50	49,668
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 10/16/24 (Call 09/16/24)(c)	400	404,680
3.15%, 06/02/26(c)	200	211,426
3.20%, 10/16/49 (Call 04/16/49)(c)	200	204,102
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	400	444,804
Toledo Edison Co. (The), 6.15%, 05/15/37	157	229,884
TransAlta Corp.
4.50%, 11/15/22 (Call 05/15/20)	75	72,906
6.50%, 03/15/40	111	96,602
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 06/01/20)	100	119,044
6.00%, 06/15/40(b)	15	20,311
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/20)	60	77,687
Union Electric Co.
3.25%, 10/01/49 (Call 10/01/20)	115	127,782
3.50%, 03/15/29 (Call 09/15/20)	175	197,360
3.90%, 09/15/42 (Call 09/15/20)	125	149,380
4.00%, 04/01/48 (Call 10/01/20)	90	111,457
5.30%, 08/01/37	5	6,611
8.45%, 03/15/39	10	16,397

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/20)	$95	$107,869
4.00%, 01/15/43 (Call 07/15/20)	65	77,975
4.45%, 02/15/44 (Call 08/15/20)	215	271,708
4.60%, 12/01/48 (Call 06/01/20)	75	100,458
6.35%, 11/30/37	153	220,707
8.88%, 11/15/38	85	143,624
Series A, 2.88%, 07/15/29 (Call 07/15/20)	25	27,132
Series A, 3.10%, 05/15/25 (Call 05/15/20)	50	53,851
Series A, 3.15%, 01/15/26 (Call 07/15/20)	150	163,828
Series A, 3.80%, 04/01/28 (Call 10/01/20)	185	210,580
Series A, 6.00%, 05/15/37	56	77,640
Series B, 3.80%, 09/15/47 (Call 09/15/20)	51	60,903
Series B, 4.20%, 05/15/45 (Call 05/15/20)	80	98,338
Series C, 2.75%, 03/15/23 (Call 09/15/20)	45	46,964
Series C, 4.00%, 11/15/46 (Call 05/15/20)	30	36,604
Series D, 4.65%, 08/15/43 (Call 08/15/20)	15	19,348
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/20)	157	158,345
8.13%, 01/30/26 (Call 07/30/20)(b)	50	52,375
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 07/15/20)(b)	173	173,692
4.30%, 07/15/29 (Call 07/15/20)(b)	107	106,609
5.00%, 07/31/27 (Call 07/31/20)(b)	250	255,250
5.50%, 09/01/26 (Call 09/01/20)(b)	125	129,494
5.63%, 02/15/27 (Call 08/15/20)(b)	350	368,816
WEC Energy Group Inc.
3.10%, 03/08/22	135	139,211
3.55%, 06/15/25 (Call 06/15/20)	145	157,132
Westar Energy Inc., 3.25%, 12/01/25 (Call 06/01/20)	50	53,229
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/20)	40	48,000
4.30%, 10/15/48 (Call 10/15/20)	57	70,789
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 07/01/20)	15	16,253
3.05%, 10/15/27 (Call 10/15/20)	120	129,952
6.38%, 08/15/37	10	14,129
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 09/01/20)	140	153,503
4.75%, 11/01/44 (Call 05/01/20)	15	19,685
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/20)	200	208,958
3.30%, 06/01/25 (Call 06/01/20)	214	229,496
3.35%, 12/01/26 (Call 06/01/20)	150	163,777
3.50%, 12/01/49 (Call 06/01/20)	253	276,160
4.00%, 06/15/28 (Call 06/15/20)	170	192,193

		113,695,703

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 06/01/20)	46	47,084
2.63%, 02/15/23 (Call 08/15/20)	25	26,096
3.15%, 06/01/25 (Call 06/01/20)	100	107,830
5.25%, 11/15/39	30	39,683
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(b)	75	76,372
6.38%, 07/15/26 (Call 07/15/20)(b)(d)	125	130,094
7.75%, 01/15/27 (Call 07/15/20)(b)	70	74,385
EnerSys, 4.38%, 12/15/27 (Call 06/15/20)(b)	50	48,409

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/29/20)	$75	$73,891
5.38%, 06/15/24 (Call 06/15/20)	50	46,197

		670,041

Electronics — 0.2%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 09/15/20)	115	119,762
3.05%, 09/22/26 (Call 09/22/20)	55	57,509
3.20%, 10/01/22 (Call 10/01/20)	175	180,388
3.88%, 07/15/23 (Call 07/15/20)	10	10,563
Allegion PLC, 3.50%, 10/01/29 (Call 10/01/20)	290	288,593
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 10/01/20)	65	65,358
3.55%, 10/01/27 (Call 10/01/20)	60	59,917
Amphenol Corp.
2.05%, 03/01/25 (Call 09/01/20)	19	18,958
2.80%, 02/15/30 (Call 08/15/20)	235	237,016
3.20%, 04/01/24 (Call 10/01/20)	220	232,340
4.35%, 06/01/29 (Call 06/01/20)	46	52,392
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 09/08/20)	329	332,050
3.88%, 01/12/28 (Call 07/12/20)	198	197,804
4.00%, 04/01/25 (Call 10/01/20)	15	15,509
4.50%, 03/01/23 (Call 09/01/20)	175	181,094
Avnet Inc.
3.75%, 12/01/21 (Call 06/01/20)	35	35,600
4.63%, 04/15/26 (Call 10/15/20)	34	36,558
4.88%, 12/01/22	350	369,474
Competition Team Technologies Ltd., 4.25%, 03/12/29(c)	200	220,538
Flex Ltd.
4.75%, 06/15/25 (Call 06/15/20)	127	135,016
4.88%, 06/15/29 (Call 06/15/20)	122	124,268
5.00%, 02/15/23	153	159,652
Fortive Corp.
3.15%, 06/15/26 (Call 06/15/20)	145	148,872
4.30%, 06/15/46 (Call 06/15/20)	150	159,579
Honeywell International Inc.
1.85%, 11/01/21 (Call 05/01/20)	1,050	1,066,915
2.30%, 08/15/24 (Call 08/15/20)	117	122,938
2.50%, 11/01/26 (Call 05/01/20)	348	371,636
3.81%, 11/21/47 (Call 05/21/20)	220	263,787
5.70%, 03/15/36	69	93,282
5.70%, 03/15/37	19	26,053
Hubbell Inc., 3.50%, 02/15/28 (Call 08/15/20)	120	123,560
Ingram Micro Inc.
5.00%, 08/10/22 (Call 08/10/20)	100	94,280
5.45%, 12/15/24 (Call 06/15/20)	126	121,120
Itron Inc., 5.00%, 01/15/26 (Call 07/15/20)(b)	75	75,375
Jabil Inc.
3.60%, 01/15/30 (Call 07/15/20)	42	39,301
3.95%, 01/12/28 (Call 07/12/20)	245	237,395
4.70%, 09/15/22	50	51,379
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 10/30/20)	95	96,325
4.55%, 10/30/24 (Call 10/31/20)	15	16,335
4.60%, 04/06/27 (Call 10/06/20)	235	263,139
LG Display Co. Ltd., 3.88%, 11/15/21(c)	500	518,345
PerkinElmer Inc., 3.30%, 09/15/29 (Call 09/15/20)	210	213,717
Roper Technologies Inc.
2.35%, 09/15/24 (Call 09/15/20)	130	131,629

Security	Par (000)	Value

Electronics (continued)
2.80%, 12/15/21 (Call 06/15/20)	$510	$520,633
2.95%, 09/15/29 (Call 09/15/20)	110	114,629
3.65%, 09/15/23 (Call 09/15/20)	15	15,725
3.80%, 12/15/26 (Call 06/15/20)	263	283,690
3.85%, 12/15/25 (Call 06/15/20)	60	63,219
4.20%, 09/15/28 (Call 09/15/20)	230	257,986
Sensata Technologies BV
4.38%, 02/15/30(b)(d)	75	73,817
4.88%, 10/15/23(b)	75	76,102
5.00%, 10/01/25(b)	125	124,718
5.63%, 11/01/24(b)	125	127,198
Tech Data Corp.
3.70%, 02/15/22 (Call 08/15/20)	65	64,163
4.95%, 02/15/27 (Call 08/15/20)	193	192,844
Trimble Inc.
4.15%, 06/15/23 (Call 06/15/20)	350	357,560
4.75%, 12/01/24 (Call 06/01/20)	115	119,730
4.90%, 06/15/28 (Call 06/15/20)	73	78,272
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(b)(d)	40	38,205
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 08/15/20)	135	142,347
3.45%, 08/01/24 (Call 08/01/20)	25	26,592
7.13%, 10/01/37	155	226,706

		10,269,457

Energy – Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 07/15/20)(b)	100	104,786
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 07/29/22)(c)	200	176,852
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 08/01/20)(b)	65	65,673
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 07/31/20)(b)	115	117,808
4.75%, 01/15/30 (Call 07/15/20)(b)	105	107,765
5.00%, 01/31/28 (Call 07/31/20)(b)	105	110,050
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	196	216,458

		899,392

Engineering & Construction — 0.1%
AECOM
5.13%, 03/15/27 (Call 09/15/20)	142	144,557
5.88%, 10/15/24 (Call 10/15/20)	125	132,196
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 10/01/20)	95	95,046
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(c)	200	205,570
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	210	158,012
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(g)	200	196,246
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(c)	200	205,472
CSCEC Finance Cayman II Ltd., 2.70%, 06/14/21(c)	200	201,532
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	177,236
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(c)(g)	200	200,286
Fluor Corp.
3.50%, 12/15/24 (Call 06/15/20)	416	373,522
4.25%, 09/15/28 (Call 09/15/20)	289	236,827
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/20)(b)	35	35,936

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	$50	$51,026
Heathrow Funding Ltd., 4.88%, 07/15/21(b)	100	101,550
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(c)	200	180,106
MasTec Inc., 4.88%, 03/15/23 (Call 09/15/20)	75	73,861
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(c)	200	168,680
4.25%, 10/31/26 (Call 07/31/26)(c)	400	359,904
5.50%, 10/31/46 (Call 04/30/46)(c)	200	165,776
5.50%, 07/31/47 (Call 01/31/47)(c)	200	165,608
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 09/15/20)(b)	40	37,609
10.13%, 04/01/22 (Call 10/01/20)(b)	25	24,823
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	450	458,968
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/20)(b)	60	59,359
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)(d)	100	78,696
Weekley Homes LLC/Weekley Finance Corp.
6.00%, 02/01/23 (Call 05/29/20)	25	23,006
6.63%, 08/15/25 (Call 08/15/20)	50	45,361

		4,356,771

Entertainment — 0.1%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 08/15/20)(b)	50	37,322
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(d)	100	22,674
5.88%, 11/15/26 (Call 05/15/20)(d)	110	24,511
6.13%, 05/15/27 (Call 05/15/20)(d)	75	17,981
10.50%, 04/15/25 (Call 10/15/20)(b)	65	57,339
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/20)(b)	75	75,076
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(b)	235	184,795
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/20)(b)(d)	70	60,127
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)	50	46,753
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 10/15/20)	50	44,673
5.50%, 05/01/25 (Call 11/01/20)(b)	170	170,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 07/15/20)(b)	50	46,908
5.50%, 04/01/27 (Call 10/01/20)(b)	90	86,734
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	175	146,895
5.13%, 12/15/22 (Call 06/15/20)	100	85,494
8.75%, 05/01/25 (Call 11/01/20)(b)	25	25,382
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	165,814
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 08/15/20)(b)	50	30,274
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 10/01/20)	90	88,333
6.00%, 09/15/26 (Call 09/15/20)	100	100,436
7.00%, 08/01/23 (Call 08/01/20)	50	48,242
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/20)(b)	100	90,228
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 09/01/20)(b)	25	20,855
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 10/15/20)(b)(d)	50	37,903

Security	Par (000)	Value

Entertainment (continued)
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/20)(b)	$200	$195,418
6.25%, 01/15/27 (Call 07/15/20)(b)	200	194,194
6.50%, 02/15/25 (Call 08/15/20)(b)	200	196,220
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/01/20)(b)	35	26,513
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 05/01/20)(b)	89	81,591
6.38%, 02/01/24 (Call 08/01/20)(b)	110	102,272
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/20)(b)	195	165,023
4.88%, 11/01/24 (Call 05/01/20)(b)	75	66,655
5.63%, 03/15/26 (Call 09/15/20)(b)	25	22,081
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/20)(b)(j)	100	56,744
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/15/20)(b)	200	160,442
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 07/15/20)(b)	75	62,437
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	180	157,095
6.63%, 05/15/21 (Call 05/15/20)	25	22,360
7.00%, 05/15/28 (Call 05/15/20)(b)	105	75,743
7.25%, 11/15/29 (Call 05/15/20)(b)	75	53,637
8.25%, 03/15/26 (Call 09/15/20)(b)	175	132,729
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(b)	110	96,797
5.50%, 04/15/27 (Call 10/15/20)(b)	50	43,625
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 01/01/21)(b)	140	145,905
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/01/20)(b)	45	38,207
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/20)(b)	125	129,509
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/20)(b)	70	55,055
Vail Resorts Inc., 6.25%, 05/15/25(b)	20	20,596
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 05/01/20)(b)	25	25,342
5.00%, 08/01/23 (Call 08/01/20)(b)	25	25,306
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 10/01/20)(b)	140	131,527
7.75%, 04/15/25 (Call 10/15/20)(b)	35	35,824

		4,233,596

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 05/15/20)(b)	70	72,495
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/20)(b)	130	134,385
5.13%, 07/15/29 (Call 07/15/20)(b)	50	50,906
Covanta Holding Corp.
5.88%, 03/01/24 (Call 09/01/20)	75	74,244
5.88%, 07/01/25 (Call 07/01/20)	75	72,556
6.00%, 01/01/27 (Call 07/01/20)	85	81,597
GFL Environmental Inc.
4.25%, 06/01/25 (Call 12/01/20)(b)	20	20,134
5.13%, 12/15/26 (Call 06/15/20)(b)	75	77,992
5.63%, 05/01/22 (Call 05/01/20)(b)	40	40,562
7.00%, 06/01/26 (Call 06/01/20)(b)	72	75,790
8.50%, 05/01/27 (Call 05/01/20)(b)	51	55,612

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Republic Services Inc.
2.30%, 03/01/30 (Call 09/01/20)	$7	$7,061
2.50%, 08/15/24 (Call 08/15/20)	175	182,234
2.90%, 07/01/26 (Call 07/01/20)	103	109,437
3.05%, 03/01/50 (Call 09/01/20)	219	222,839
3.20%, 03/15/25 (Call 09/15/20)	225	240,923
3.38%, 11/15/27 (Call 05/15/20)	129	139,919
3.55%, 06/01/22 (Call 06/01/20)	160	167,002
3.95%, 05/15/28 (Call 05/15/20)	140	159,032
4.75%, 05/15/23 (Call 05/15/20)	91	100,115
5.25%, 11/15/21	96	101,676
5.70%, 05/15/41 (Call 05/15/20)	25	33,126
Tervita Corp., 7.63%, 12/01/21 (Call 06/01/20)(b)	80	53,386
Waste Connections Inc.
2.60%, 02/01/30 (Call 08/01/20)	57	58,056
3.50%, 05/01/29 (Call 05/01/20)	95	102,264
4.25%, 12/01/28 (Call 06/01/20)	275	311,206
Waste Management Inc.
2.40%, 05/15/23 (Call 05/15/20)	55	57,050
2.90%, 09/15/22 (Call 09/15/20)	140	145,314
2.95%, 06/15/24 (Call 06/15/20)	57	60,763
3.13%, 03/01/25 (Call 09/01/20)	5	5,380
3.15%, 11/15/27 (Call 05/15/20)	260	286,133
3.20%, 06/15/26 (Call 06/15/20)	135	147,784
3.45%, 06/15/29 (Call 06/15/20)	29	32,968
3.50%, 05/15/24 (Call 05/15/20)	12	12,957
3.90%, 03/01/35 (Call 09/01/20)	20	23,564
4.00%, 07/15/39 (Call 07/15/20)	160	193,133
4.10%, 03/01/45 (Call 09/01/20)	155	190,014
4.15%, 07/15/49 (Call 07/15/20)	263	330,865
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/15/20)(b)	80	79,756

		4,310,230

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 08/15/20)(b)	125	123,729
4.63%, 01/15/27 (Call 07/15/20)(b)	190	191,731
4.88%, 02/15/30 (Call 08/15/20)(b)	150	152,172
5.75%, 03/15/25 (Call 09/15/20)	210	216,025
5.88%, 02/15/28 (Call 08/15/20)(b)	114	119,200
6.63%, 06/15/24 (Call 06/15/20)	199	204,775
7.50%, 03/15/26 (Call 09/15/20)(b)	10	10,941
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	204,088
B&G Foods Inc.
5.25%, 04/01/25 (Call 10/01/20)	150	151,943
5.25%, 09/15/27 (Call 09/15/20)	80	80,977
BRF SA, 4.75%, 05/22/24(c)	200	190,770
Campbell Soup Co.
3.30%, 03/19/25 (Call 09/19/20)	100	105,832
3.65%, 03/15/23 (Call 09/15/20)	140	147,764
3.95%, 03/15/25 (Call 09/15/20)	50	54,606
4.15%, 03/15/28 (Call 09/15/20)	215	242,894
4.80%, 03/15/48 (Call 09/15/20)	340	432,888
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(c)	400	375,500
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 10/15/20)(b)	95	94,872
Conagra Brands Inc.
3.20%, 01/25/23 (Call 07/25/20)	335	346,943
4.30%, 05/01/24 (Call 05/01/20)	160	173,758
4.60%, 11/01/25 (Call 05/01/20)	77	85,986

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 05/01/20)	$37	$43,409
5.30%, 11/01/38 (Call 05/01/20)	205	256,004
5.40%, 11/01/48 (Call 05/01/20)	200	266,906
7.00%, 10/01/28	25	32,370
8.25%, 09/15/30	105	151,563
Danone SA, 2.95%, 11/02/26 (Call 05/02/20)(b)	250	265,812
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(b)	50	46,985
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/20)(b)	100	63,521
General Mills Inc.
2.60%, 10/12/22 (Call 10/12/20)	150	155,057
3.15%, 12/15/21 (Call 06/15/20)	65	66,821
3.20%, 02/10/27 (Call 08/10/20)	100	110,587
3.65%, 02/15/24 (Call 08/15/20)	155	166,337
4.00%, 04/17/25 (Call 10/17/20)	64	71,444
4.15%, 02/15/43 (Call 08/15/20)	105	119,665
4.20%, 04/17/28 (Call 10/17/20)	110	127,683
4.55%, 04/17/38 (Call 10/17/20)	230	283,461
4.70%, 04/17/48 (Call 10/17/20)	155	207,106
5.40%, 06/15/40	15	20,128
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (Call 05/10/47)(c)	200	198,896
4.88%, 06/27/44(c)	200	203,078
5.95%, (Call 04/17/23)(a)(c)(g)	200	198,918
Hershey Co. (The)
2.05%, 11/15/24 (Call 05/15/20)	125	129,471
2.30%, 08/15/26 (Call 08/15/20)	193	202,955
2.45%, 11/15/29 (Call 05/15/20)	174	183,206
3.13%, 11/15/49 (Call 05/15/20)	130	140,369
3.20%, 08/21/25 (Call 08/21/20)	10	10,904
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/20)(b)	79	67,504
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/20)	84	84,771
Ingredion Inc., 3.20%, 10/01/26 (Call 10/01/20)	257	267,617
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	200	203,340
5.88%, 07/15/24 (Call 07/15/20)(b)	290	296,400
6.75%, 02/15/28 (Call 08/15/20)(b)	400	428,636
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 07/15/20)(b)	185	187,616
6.50%, 04/15/29 (Call 10/15/20)(b)	115	121,509
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 06/15/20)	349	369,270
3.50%, 03/15/25	265	286,656
4.25%, 03/15/35	120	137,948
4.38%, 03/15/45	34	38,277
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/20)(b)	35	37,097
Kellogg Co.
2.65%, 12/01/23	192	199,198
3.40%, 11/15/27 (Call 05/15/20)	153	164,082
4.30%, 05/15/28 (Call 05/15/20)	125	143,035
4.50%, 04/01/46	115	143,766
Series B, 7.45%, 04/01/31	156	226,913
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	165	210,175
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 06/01/20)	700	698,152
3.38%, 06/15/21	50	50,706
3.50%, 06/06/22	200	205,554

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 07/15/22 (Call 07/15/20)	$58	$59,505
3.75%, 04/01/30 (Call 10/01/20)(b)	185	188,752
3.95%, 07/15/25 (Call 07/15/20)	283	297,464
4.00%, 06/15/23 (Call 06/15/20)	175	181,592
4.38%, 06/01/46 (Call 06/01/20)	475	453,772
4.63%, 01/30/29 (Call 07/30/20)	200	211,242
4.63%, 10/01/39 (Call 10/01/20)(b)	225	223,481
4.88%, 02/15/25 (Call 08/15/20)(b)	185	189,644
4.88%, 10/01/49 (Call 10/01/20)(b)	255	255,125
5.00%, 07/15/35 (Call 07/15/20)	160	171,454
5.00%, 06/04/42	480	488,174
5.20%, 07/15/45 (Call 07/15/20)	335	346,564
6.88%, 01/26/39	75	90,282
7.13%, 08/01/39(b)	185	223,158
Kroger Co. (The)
2.65%, 10/15/26 (Call 10/15/20)	300	316,206
2.95%, 11/01/21 (Call 05/01/20)	5	5,118
3.40%, 04/15/22 (Call 10/15/20)	34	35,291
3.70%, 08/01/27 (Call 08/01/20)	65	72,513
3.85%, 08/01/23 (Call 08/01/20)	111	119,260
3.95%, 01/15/50 (Call 07/15/20)	100	112,315
4.45%, 02/01/47 (Call 08/01/20)	155	182,596
4.50%, 01/15/29 (Call 07/15/20)	200	235,466
4.65%, 01/15/48 (Call 07/15/20)	205	246,182
5.00%, 04/15/42 (Call 10/15/20)	25	30,477
5.15%, 08/01/43 (Call 08/01/20)	185	229,857
5.40%, 07/15/40 (Call 07/15/20)	230	291,415
5.40%, 01/15/49 (Call 07/15/20)	100	131,465
6.90%, 04/15/38	39	55,436
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 05/01/20)(b)	100	102,044
4.88%, 11/01/26 (Call 05/01/20)(b)	100	100,451
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(c)	200	191,970
Mars Inc.
3.20%, 04/01/30 (Call 10/01/20)(b)	6	6,653
3.60%, 04/01/34 (Call 10/01/20)(b)	20	23,185
3.95%, 04/01/49 (Call 10/01/20)(b)	125	152,556
4.13%, 04/01/54 (Call 10/01/20)(b)	250	313,702
4.20%, 04/01/59 (Call 10/01/20)(b)	94	117,969
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 08/15/20)	14	14,363
3.15%, 08/15/24 (Call 08/15/20)	125	132,918
3.40%, 08/15/27 (Call 08/15/20)	250	271,337
4.20%, 08/15/47 (Call 08/15/20)	110	131,669
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(c)	200	192,140
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 10/28/20)(b)	245	247,141
2.25%, 09/19/24 (Call 09/19/20)(b)	250	255,738
Mondelez International Inc.
1.50%, 05/04/25	150	149,196
2.75%, 04/13/30 (Call 10/13/20)	300	319,290
3.63%, 05/07/23 (Call 05/07/20)	75	79,762
3.63%, 02/13/26 (Call 08/13/20)	150	165,746
4.13%, 05/07/28 (Call 05/07/20)	80	92,366
4.63%, 05/07/48 (Call 05/07/20)	65	81,002
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(c)	200	192,402
Nestle Holdings Inc. 2.38%, 11/17/22(c)	23	23,775

Security	Par (000)	Value

Food (continued)
3.10%, 09/24/21 (Call 09/24/20)(b)	$250	$257,435
3.35%, 09/24/23 (Call 09/24/20)(b)	315	338,323
3.63%, 09/24/28 (Call 09/24/20)(b)	50	57,599
3.90%, 09/24/38 (Call 09/24/20)(b)	150	182,943
4.00%, 09/24/48 (Call 09/24/20)(b)	355	454,396
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 09/15/20)(b)	150	151,508
5.88%, 09/30/27 (Call 09/30/20)(b)	135	137,464
Post Holdings Inc.
4.63%, 04/15/30 (Call 10/15/20)(b)	205	201,201
5.00%, 08/15/26 (Call 08/15/20)(b)	300	298,692
5.50%, 12/15/29 (Call 06/15/20)(b)	120	120,946
5.63%, 01/15/28 (Call 07/15/20)(b)	150	152,568
5.75%, 03/01/27 (Call 09/01/20)(b)	250	256,670
Safeway Inc., 7.25%, 02/01/31	100	104,401
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(c)	400	403,444
Simmons Foods Inc.
5.75%, 11/01/24 (Call 05/01/20)(b)	55	51,569
7.75%, 01/15/24 (Call 07/15/20)(b)	50	52,508
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 08/01/20)(b)	170	166,017
5.20%, 04/01/29 (Call 10/01/20)(b)	119	124,218
Sysco Corp.
2.40%, 02/15/30 (Call 08/15/20)	7	6,456
2.50%, 07/15/21 (Call 07/15/20)	50	50,270
2.60%, 06/12/22	25	25,170
3.25%, 07/15/27 (Call 07/15/20)	99	97,572
3.30%, 07/15/26 (Call 07/15/20)	250	247,203
3.30%, 02/15/50 (Call 08/15/20)	14	11,793
3.55%, 03/15/25 (Call 09/15/20)	90	92,860
3.75%, 10/01/25 (Call 10/01/20)	75	77,496
4.45%, 03/15/48 (Call 09/15/20)	120	119,612
4.50%, 04/01/46 (Call 10/01/20)	170	170,389
4.85%, 10/01/45 (Call 10/01/20)	40	41,600
5.38%, 09/21/35	80	87,292
5.95%, 04/01/30 (Call 10/01/20)	250	294,677
6.60%, 04/01/50 (Call 10/01/20)	255	315,055
Tesco PLC, 6.15%, 11/15/37(b)	205	255,789
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/29/20)	25	24,991
6.00%, 02/15/24 (Call 08/15/20)(b)	200	204,954
Tyson Foods Inc.
3.55%, 06/02/27 (Call 06/02/20)	197	213,304
3.90%, 09/28/23 (Call 09/28/20)	115	123,762
3.95%, 08/15/24 (Call 08/15/20)	315	345,914
4.35%, 03/01/29 (Call 09/01/20)	45	52,199
4.50%, 06/15/22 (Call 06/15/20)	304	321,355
4.55%, 06/02/47 (Call 06/02/20)	168	201,069
4.88%, 08/15/34 (Call 08/15/20)	215	267,454
5.10%, 09/28/48 (Call 09/28/20)	199	257,719
5.15%, 08/15/44 (Call 08/15/20)	115	145,546
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/20)(b)	50	47,671
6.25%, 04/15/25 (Call 10/15/20)(b)	90	92,139

		28,502,666

Food Service — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/20)	50	47,808
5.00%, 04/01/25 (Call 10/01/20)(b)	100	97,084

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
5.00%, 02/01/28 (Call 08/01/20)(b)	$243	$236,240
6.38%, 05/01/25 (Call 11/01/20)(b)	160	166,389

		547,521

Forest Products & Paper — 0.1%
Cascades Inc., 5.75%, 07/15/23 (Call 07/15/20)(b)	51	50,966
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 05/02/20)	220	210,419
5.15%, 01/29/50 (Call 07/29/49)(c)	450	413,608
5.50%, 11/02/47 (Call 05/02/20)	70	65,827
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 08/01/20)	10	9,791
5.38%, 02/01/25(b)	75	70,783
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 07/14/20)	5	4,776
5.25%, 05/12/24	5	5,041
5.50%, 01/17/27	95	95,798
Georgia-Pacific LLC
3.60%, 03/01/25 (Call 09/01/20)(b)	15	16,116
3.73%, 07/15/23 (Call 07/15/20)(b)	200	212,218
7.75%, 11/15/29	50	72,589
8.00%, 01/15/24	25	30,529
International Paper Co.
3.00%, 02/15/27 (Call 08/15/20)	351	367,585
3.65%, 06/15/24 (Call 06/15/20)	285	304,805
3.80%, 01/15/26 (Call 07/15/20)	285	313,984
4.35%, 08/15/48 (Call 08/15/20)	258	291,083
4.40%, 08/15/47 (Call 08/15/20)	105	117,807
4.80%, 06/15/44 (Call 06/15/20)	177	199,877
5.00%, 09/15/35 (Call 09/15/20)	126	146,170
5.15%, 05/15/46 (Call 05/15/20)	195	235,127
6.00%, 11/15/41 (Call 05/15/20)	24	30,173
7.30%, 11/15/39	145	195,699
Inversiones CMPC SA, 3.85%, 01/13/30 (Call 07/13/20)(b)	200	193,026
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(c)	200	205,132
Mercer International Inc.
5.50%, 01/15/26 (Call 07/15/20)	50	44,029
6.50%, 02/01/24 (Call 08/01/20)	85	82,298
7.38%, 01/15/25 (Call 07/15/20)	100	96,899
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/20)	75	61,628
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/20)(b)	75	74,253
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	125	148,617
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(c)	400	404,252

		4,770,905

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 05/20/20)	125	126,872
5.63%, 05/20/24 (Call 05/20/20)	150	152,923
5.75%, 05/20/27 (Call 05/20/20)	100	101,831
5.88%, 08/20/26 (Call 08/20/20)	75	76,794
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 09/23/20)(b)	344	363,460
Atmos Energy Corp.
2.63%, 09/15/29 (Call 09/15/20)	80	85,241
3.00%, 06/15/27 (Call 06/15/20)	25	27,040
3.38%, 09/15/49 (Call 09/15/20)	75	84,616
4.13%, 10/15/44 (Call 10/15/20)	55	68,489
4.13%, 03/15/49 (Call 09/15/20)	155	193,294

Security	Par (000)	Value

Gas (continued)
4.15%, 01/15/43 (Call 07/15/20)	$95	$114,664
4.30%, 10/01/48 (Call 10/01/20)	43	54,928
5.50%, 06/15/41 (Call 06/15/20)	43	59,188
Boston Gas Co.
3.00%, 08/01/29 (Call 08/01/20)(b)	355	373,552
3.15%, 08/01/27 (Call 08/01/20)(b)	75	79,123
4.49%, 02/15/42(b)	115	137,933
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 09/04/20)(b)	250	280,167
4.27%, 03/15/48 (Call 09/15/20)(b)	25	29,643
4.49%, 03/04/49 (Call 09/04/20)(b)	150	183,561
4.50%, 03/10/46 (Call 09/10/20)(b)	10	12,192
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 10/01/20)	190	198,233
4.00%, 04/01/28 (Call 10/01/20)	155	171,239
4.10%, 09/01/47 (Call 09/01/20)	80	86,548
5.85%, 01/15/41 (Call 07/15/20)	5	6,553
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/20)	85	93,091
4.80%, 11/01/43 (Call 05/01/20)	173	187,522
Series A, 2.50%, 11/15/24 (Call 05/15/20)	160	166,403
Series B, 3.00%, 11/15/29 (Call 05/15/20)	263	260,291
Series C, 3.90%, 11/15/49 (Call 05/15/20)	100	98,895
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 08/15/20)(b)	195	205,041
Korea Gas Corp.
3.50%, 07/21/25(c)(d)	400	435,760
3.88%, 02/12/24(c)	400	431,324
Nakilat Inc., 6.07%, 12/31/33(b)	300	348,078
National Fuel Gas Co.
3.75%, 03/01/23 (Call 09/01/20)	50	48,972
3.95%, 09/15/27 (Call 09/15/20)	185	167,660
4.75%, 09/01/28 (Call 09/01/20)	95	88,843
5.20%, 07/15/25 (Call 07/15/20)	50	49,213
NiSource Inc.
2.65%, 11/17/22 (Call 05/17/20)	24	24,795
2.95%, 09/01/29 (Call 09/01/20)	155	163,106
3.49%, 05/15/27 (Call 05/15/20)	237	255,142
3.65%, 06/15/23 (Call 06/15/20)	30	31,962
3.95%, 03/30/48 (Call 09/30/20)	78	89,176
4.38%, 05/15/47 (Call 05/15/20)	227	271,156
4.80%, 02/15/44 (Call 08/15/20)	155	193,967
5.25%, 02/15/43 (Call 08/15/20)	65	83,622
5.65%, 02/01/45 (Call 08/01/20)	205	287,865
5.95%, 06/15/41 (Call 06/15/20)	25	32,954
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/20)	200	258,186
4.66%, 02/01/44 (Call 08/01/20)	10	12,178
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	400	409,096
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 06/01/20)	285	310,331
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 09/30/20)(b)	100	77,238
Southern California Gas Co.
3.15%, 09/15/24 (Call 09/15/20)	15	15,865
3.20%, 06/15/25 (Call 06/15/20)	150	158,904
3.75%, 09/15/42 (Call 09/15/20)	23	26,700
Series TT, 2.60%, 06/15/26 (Call 06/15/20)	285	305,437
Series UU, 4.13%, 06/01/48 (Call 06/01/20)	205	261,092
Series VV, 4.30%, 01/15/49 (Call 07/15/20)	58	72,734

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series XX, 2.55%, 02/01/30 (Call 08/01/20)	$40	$42,339
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 10/01/20)	65	66,106
3.25%, 06/15/26 (Call 06/15/20)	18	18,518
3.50%, 09/15/21 (Call 09/15/20)	25	25,516
3.95%, 10/01/46 (Call 10/01/20)	25	26,604
4.40%, 06/01/43 (Call 06/01/20)	45	49,860
4.40%, 05/30/47 (Call 05/30/20)	9	10,424
5.88%, 03/15/41 (Call 09/15/20)	64	81,462
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(b)	60	57,196
Southwest Gas Corp.
3.70%, 04/01/28 (Call 10/01/20)	200	219,882
3.80%, 09/29/46 (Call 10/01/20)	50	54,419
4.15%, 06/01/49 (Call 06/01/20)	50	57,671
Washington Gas Light Co.
3.65%, 09/15/49 (Call 09/15/20)	205	232,320
Series K, 3.80%, 09/15/46 (Call 09/15/20)	5	5,787

		9,938,787

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 08/15/20)(b)	75	47,233
Colfax Corp.
6.00%, 02/15/24 (Call 08/15/20)(b)	30	30,470
6.38%, 02/15/26 (Call 08/15/20)(b)	40	41,343
Kennametal Inc., 4.63%, 06/15/28 (Call 06/15/20)	180	178,436
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/20)	65	75,256
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 09/15/20)	7	6,968
3.40%, 03/01/26 (Call 09/01/20)	288	308,969
4.00%, 03/15/60 (Call 09/15/20)(a)	17	16,871
4.25%, 11/15/28 (Call 05/15/20)	105	119,160
4.85%, 11/15/48 (Call 05/15/20)	155	204,073
5.20%, 09/01/40	45	58,429

		1,087,208

Health Care – Products — 0.3%
Abbott Laboratories
2.95%, 03/15/25 (Call 09/15/20)	64	69,398
3.40%, 11/30/23 (Call 05/30/20)	257	279,123
3.75%, 11/30/26 (Call 05/30/20)	573	662,451
3.88%, 09/15/25 (Call 09/15/20)	175	198,377
4.75%, 11/30/36 (Call 05/30/20)	257	334,856
4.75%, 04/15/43 (Call 10/15/20)	120	160,379
4.90%, 11/30/46 (Call 05/30/20)	480	677,040
5.30%, 05/27/40	110	153,139
6.00%, 04/01/39	75	109,659
Alcon Finance Corp., 3.00%, 09/23/29 (Call 09/23/20)(b)	215	224,245
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(b)	235	248,021
9.00%, 10/01/25 (Call 10/01/20)(b)	350	380,002
Baxter International Inc.
2.60%, 08/15/26 (Call 08/15/20)	120	127,704
3.50%, 08/15/46 (Call 08/15/20)	140	151,491
Boston Scientific Corp.
3.45%, 03/01/24 (Call 09/01/20)	85	89,987
3.75%, 03/01/26 (Call 09/01/20)	210	228,908
3.85%, 05/15/25	119	131,059
4.00%, 03/01/29 (Call 09/01/20)	119	133,977
4.55%, 03/01/39 (Call 09/01/20)	315	375,915

Security	Par (000)	Value

Health Care – Products (continued)
4.70%, 03/01/49 (Call 09/01/20)	$155	$193,716
7.00%, 11/15/35	55	78,937
7.38%, 01/15/40	125	193,386
Covidien International Finance SA
2.95%, 06/15/23 (Call 06/15/20)	100	105,361
3.20%, 06/15/22 (Call 06/15/20)	115	120,029
Danaher Corp., 4.38%, 09/15/45 (Call 09/15/20)	60	73,769
DH Europe Finance II Sarl
2.05%, 11/15/22	25	25,396
2.20%, 11/15/24 (Call 05/15/20)	140	143,808
2.60%, 11/15/29 (Call 05/15/20)	155	162,733
3.25%, 11/15/39 (Call 05/15/20)	260	285,267
3.40%, 11/15/49 (Call 05/15/20)	160	176,502
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 06/15/20)	170	193,712
Fresenius U.S. Finance II Inc., 4.25%, 02/01/21(b)	25	25,229
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/20)(b)	50	50,980
5.00%, 02/15/25 (Call 08/15/20)(b)	100	102,468
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	100	101,049
4.63%, 02/01/28 (Call 08/01/20)(b)	75	76,125
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/20)(b)	50	45,000
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/01/20)(b)	100	100,000
Koninklijke Philips NV, 5.00%, 03/15/42	285	355,101
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 10/01/20)	95	104,707
Medtronic Inc.
3.15%, 03/15/22	260	271,627
3.50%, 03/15/25	431	480,250
3.63%, 03/15/24 (Call 09/15/20)	75	81,786
4.38%, 03/15/35	421	534,561
4.63%, 03/15/45	410	553,971
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/29/20)(b)	40	36,795
7.25%, 02/01/28 (Call 08/01/20)(b)	95	86,474
Stryker Corp.
3.38%, 05/15/24 (Call 05/15/20)	225	243,815
3.38%, 11/01/25 (Call 05/01/20)	145	161,005
3.50%, 03/15/26 (Call 09/15/20)	65	72,229
3.65%, 03/07/28 (Call 09/07/20)	126	140,467
4.38%, 05/15/44 (Call 05/15/20)	27	31,710
4.63%, 03/15/46 (Call 09/15/20)	320	406,554
Teleflex Inc.
4.63%, 11/15/27 (Call 05/15/20)	75	77,865
4.88%, 06/01/26 (Call 06/01/20)	75	76,367
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 10/01/20)	150	159,074
2.95%, 09/19/26 (Call 09/19/20)	265	287,973
3.00%, 04/15/23 (Call 10/15/20)	376	395,684
3.20%, 08/15/27 (Call 08/15/20)	275	299,868
3.65%, 12/15/25 (Call 06/15/20)	329	361,308
4.15%, 02/01/24 (Call 08/01/20)	232	256,021
4.50%, 03/25/30 (Call 09/25/20)	250	304,042
5.30%, 02/01/44 (Call 08/01/20)	5	6,924
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 10/01/20)	134	137,030
3.38%, 11/30/21 (Call 05/30/20)	100	101,660

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
3.55%, 04/01/25 (Call 10/01/20)	$314	$326,915
3.70%, 03/19/23 (Call 09/19/20)	240	251,705
4.45%, 08/15/45 (Call 08/15/20)	90	92,594
5.75%, 11/30/39	65	78,721

		13,764,001

Health Care – Services — 0.8%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/20)	40	38,450
5.63%, 02/15/23 (Call 08/15/20)	128	122,514
6.50%, 03/01/24 (Call 09/01/20)	75	71,781
Adventist Health System/West, 2.95%, 03/01/29 (Call 09/01/20)	25	25,115
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 10/15/20)	53	56,184
3.83%, 08/15/28 (Call 08/15/20)	7	7,619
4.27%, 08/15/48 (Call 08/15/20)	30	36,292
Series 2020, 3.01%, 06/15/50 (Call 12/15/20)	111	111,726
Aetna Inc.
2.75%, 11/15/22 (Call 05/15/20)	310	319,734
2.80%, 06/15/23 (Call 06/15/20)	125	129,678
3.50%, 11/15/24 (Call 05/15/20)	181	193,782
3.88%, 08/15/47 (Call 08/15/20)	248	269,834
4.13%, 11/15/42 (Call 05/15/20)	239	267,888
4.50%, 05/15/42 (Call 05/15/20)	240	273,542
4.75%, 03/15/44 (Call 09/15/20)	195	233,358
6.63%, 06/15/36	108	151,302
6.75%, 12/15/37	75	103,918
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/20)(b)	75	74,172
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/20)(b)	47	43,637
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/20)(b)	75	44,415
Allina Health System, Series 2019, 3.89%, 04/15/49	103	110,911
Anthem Inc.
2.25%, 05/15/30	330	328,967
2.38%, 01/15/25 (Call 07/15/20)	55	56,599
2.88%, 09/15/29 (Call 09/15/20)	90	94,226
2.95%, 12/01/22 (Call 06/01/20)	25	25,982
3.13%, 05/15/22	99	102,742
3.13%, 05/15/50	355	354,105
3.30%, 01/15/23	526	553,804
3.35%, 12/01/24 (Call 06/01/20)	236	252,895
3.50%, 08/15/24 (Call 08/15/20)	150	161,288
3.65%, 12/01/27 (Call 06/01/20)	413	451,095
3.70%, 08/15/21 (Call 08/15/20)	75	76,857
3.70%, 09/15/49 (Call 09/15/20)	132	142,956
4.10%, 03/01/28 (Call 09/01/20)	425	476,748
4.38%, 12/01/47 (Call 06/01/20)	64	76,197
4.55%, 03/01/48 (Call 09/01/20)	210	257,676
4.63%, 05/15/42	235	281,022
4.65%, 01/15/43	170	207,434
4.65%, 08/15/44 (Call 08/15/20)	225	268,510
5.10%, 01/15/44	110	138,261
6.38%, 06/15/37	75	102,259
Ascension Health
3.95%, 11/15/46	265	308,208
4.85%, 11/15/53	40	53,016
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 11/15/20)	28	32,709

Security	Par (000)	Value

Health Care – Services (continued)
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/20)	$8	$8,798
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 07/15/20)(b)	100	101,992
5.00%, 07/15/27 (Call 07/15/20)(b)	20	20,417
Centene Corp.
3.38%, 02/15/30 (Call 08/15/20)(b)	315	317,331
4.25%, 12/15/27 (Call 06/15/20)(b)	400	418,448
4.63%, 12/15/29 (Call 06/15/20)(b)	655	716,930
4.75%, 05/15/22 (Call 05/15/20)	140	142,005
4.75%, 01/15/25 (Call 07/15/20)	220	226,981
5.25%, 04/01/25 (Call 10/01/20)(b)	165	171,001
5.38%, 06/01/26 (Call 06/01/20)(b)	325	344,389
5.38%, 08/15/26 (Call 08/15/20)(b)	120	127,752
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/20)(b)	80	80,662
5.50%, 04/01/26 (Call 10/01/20)(b)	75	78,260
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 09/30/20)	440	413,512
6.63%, 02/15/25 (Call 08/15/20)(b)	300	277,752
6.88%, 04/01/28 (Call 10/01/20)(b)	265	92,403
8.00%, 03/15/26 (Call 09/15/20)(b)	450	431,212
8.00%, 12/15/27 (Call 06/15/20)(b)	109	102,305
8.13%, 06/30/24 (Call 06/30/20)(b)(d)	250	170,578
8.63%, 01/15/24 (Call 07/15/20)(b)	125	122,509
9.88%, 06/30/23 (Call 06/30/20)(b)(i)	350	257,229
City of Hope
Series 2013, 5.62%, 11/15/43	5	6,847
Series 2018, 4.38%, 08/15/48 (Call 08/15/20)	15	17,515
CommonSpirit Health
3.35%, 10/01/29 (Call 10/01/20)	97	94,927
3.82%, 10/01/49 (Call 10/01/20)	153	155,795
4.19%, 10/01/49 (Call 10/01/20)	170	163,348
4.35%, 11/01/42	10	9,586
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/20)	34	35,338
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 08/01/20)	40	42,006
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	282	286,143
5.13%, 07/15/24 (Call 07/15/20)	225	228,272
Dignity Health, 5.27%, 11/01/64	63	65,495
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 06/01/20)	75	88,147
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/01/20)	55	55,494
4.75%, 02/01/30 (Call 08/01/20)	100	100,114
5.75%, 11/01/24 (Call 05/01/20)	123	124,594
5.75%, 09/15/25 (Call 09/15/20)	75	75,257
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	100	101,766
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/20)(b)	50	43,499
Hartford HealthCare Corp., 3.45%, 07/01/54	18	17,114
HCA Inc.
3.50%, 09/01/30 (Call 09/01/20)	650	622,667
4.13%, 06/15/29 (Call 06/15/20)	70	75,546
4.50%, 02/15/27 (Call 08/15/20)	225	244,111
4.75%, 05/01/23	360	383,735
5.00%, 03/15/24	340	368,995

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
5.13%, 06/15/39 (Call 06/15/20)	$291	$337,740
5.25%, 04/15/25	200	222,720
5.25%, 06/15/26 (Call 06/15/20)	310	346,298
5.25%, 06/15/49 (Call 06/15/20)	267	318,929
5.38%, 02/01/25	411	441,936
5.38%, 09/01/26 (Call 09/01/20)	195	211,376
5.50%, 06/15/47 (Call 06/15/20)	237	286,270
5.63%, 09/01/28 (Call 09/01/20)	225	249,565
5.88%, 05/01/23	175	187,516
5.88%, 02/15/26 (Call 08/15/20)	250	279,707
5.88%, 02/01/29 (Call 08/01/20)	235	269,717
7.50%, 11/06/33	35	39,816
7.69%, 06/15/25(d)	100	112,159
Humana Inc.
2.90%, 12/15/22 (Call 06/15/20)	65	66,895
3.13%, 08/15/29 (Call 08/15/20)	100	105,213
3.85%, 10/01/24 (Call 10/01/20)	209	225,007
3.95%, 03/15/27 (Call 09/15/20)	212	231,379
3.95%, 08/15/49 (Call 08/15/20)	95	107,325
4.63%, 12/01/42 (Call 06/01/20)	200	238,072
4.80%, 03/15/47 (Call 09/15/20)	60	75,425
4.95%, 10/01/44 (Call 10/01/20)	209	263,384
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/20)	72	88,191
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/20)(b)	200	205,030
5.00%, 05/15/27 (Call 05/15/20)(b)	200	205,978
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	8	9,264
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 05/01/20)	25	27,149
4.15%, 05/01/47 (Call 05/01/20)	395	475,236
4.88%, 04/01/42	13	17,206
Series 2019, 3.27%, 11/01/49 (Call 05/01/20)	162	172,779
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 06/01/20)	345	353,018
3.60%, 02/01/25 (Call 08/01/20)	325	352,027
3.60%, 09/01/27 (Call 09/01/20)	125	134,148
3.75%, 08/23/22 (Call 08/23/20)	25	26,249
4.70%, 02/01/45 (Call 08/01/20)	275	329,975
LifePoint Health Inc.
4.38%, 02/15/27 (Call 08/15/20)(b)	140	131,613
6.75%, 04/15/25 (Call 10/15/20)(b)	40	41,198
Magellan Health Inc., 4.90%, 09/22/24 (Call 09/22/20)	175	170,485
Mayo Clinic, Series 2013, 4.00%, 11/15/47	35	39,836
MEDNAX Inc.
5.25%, 12/01/23 (Call 06/01/20)(b)	90	85,034
6.25%, 01/15/27 (Call 07/15/20)(b)	200	181,022
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	10	11,002
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	135,197
5.00%, 07/01/42	30	38,865
Series 2015, 4.20%, 07/01/55	8	10,051
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(b)	65	65,562
5.38%, 11/15/22 (Call 05/15/20)	100	103,494
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	5	5,164

Security	Par (000)	Value

Health Care – Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	$33	$35,380
Series 2019, 3.74%, 07/01/49 (Call 07/01/20)	130	133,155
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	150	179,738
Series 2019, 3.95%, 08/01/2119 (Call 08/01/20)	92	98,043
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 05/01/20)	5	4,829
3.98%, 11/01/46 (Call 05/01/20)	180	176,144
4.26%, 11/01/47 (Call 05/01/20)	25	25,111
Partners Healthcare System Inc.
Series 2017, 3.77%, 07/01/48 (Call 07/01/20)	40	45,621
Series 2020, 3.19%, 07/01/49 (Call 07/01/20)	205	213,249
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(b)(e)	170	142,584
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 10/01/20)	60	61,178
Series A, 3.93%, 10/01/48 (Call 10/01/20)	15	16,407
Series I, 3.74%, 10/01/47	205	214,032
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 06/30/20)	145	151,860
3.45%, 06/01/26 (Call 06/01/20)	13	13,936
3.50%, 03/30/25 (Call 09/30/20)	75	80,621
4.20%, 06/30/29 (Call 06/30/20)	300	339,492
4.70%, 03/30/45 (Call 09/30/20)	5	6,063
Quorum Health Corp., 11.63%, 04/15/23 (Call 10/15/20)(j)	50	8,564
Radiology Partners Inc., 9.25%, 02/01/28 (Call 08/01/20)(b)	135	128,581
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(c)	200	170,486
4.95%, 01/17/28 (Call 10/17/27)(c)	200	179,448
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 06/01/20)(b)	225	240,619
Roche Holdings Inc.
2.63%, 05/15/26 (Call 05/15/20)(b)	335	362,862
3.63%, 09/17/28 (Call 09/17/20)(b)	200	234,082
4.00%, 11/28/44 (Call 05/28/20)(b)	5	6,251
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/20)	100	106,768
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/20)(b)	160	153,986
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 06/01/20)	10	10,436
Series A, 3.82%, 06/01/27 (Call 06/01/20)	295	314,325
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/20)	28	32,194
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(b)	50	43,335
10.00%, 04/15/27 (Call 10/15/20)(b)	55	51,555
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 08/15/20)	29	31,570
Series 2018, 4.09%, 08/15/48 (Call 08/15/20)	46	52,082
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	280	276,741
4.63%, 09/01/24 (Call 09/01/20)(b)	95	93,429
4.88%, 01/01/26 (Call 07/01/20)(b)	360	355,676
5.13%, 05/01/25 (Call 05/01/20)	200	187,850
5.13%, 11/01/27 (Call 05/01/20)(b)	240	238,342
6.25%, 02/01/27 (Call 08/01/20)(b)	160	157,619
6.75%, 06/15/23	350	349,475
6.88%, 11/15/31	125	105,913

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
7.00%, 08/01/25 (Call 08/01/20)(d)	$100	$93,613
7.50%, 04/01/25 (Call 10/01/20)(b)	30	32,248
8.13%, 04/01/22	375	378,064
Toledo Hospital (The)
5.75%, 11/15/38 (Call 05/15/20)	30	34,080
Series B, 5.33%, 11/15/28	12	12,382
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	62	64,202
UnitedHealth Group Inc.
2.38%, 10/15/22	120	124,164
2.38%, 08/15/24	160	168,298
2.75%, 02/15/23 (Call 08/15/20)	191	199,643
2.88%, 12/15/21	346	356,556
2.88%, 03/15/22 (Call 09/15/20)	160	165,454
2.88%, 03/15/23	75	79,111
2.88%, 08/15/29	70	75,796
2.95%, 10/15/27	182	197,971
3.10%, 03/15/26	312	341,269
3.15%, 06/15/21	200	204,778
3.35%, 07/15/22	457	482,446
3.38%, 04/15/27	80	88,126
3.45%, 01/15/27	130	144,165
3.50%, 06/15/23	225	242,851
3.50%, 02/15/24	329	357,968
3.50%, 08/15/39 (Call 08/15/20)	250	278,727
3.70%, 08/15/49 (Call 08/15/20)	155	182,488
3.75%, 07/15/25	630	706,104
3.75%, 10/15/47 (Call 10/15/20)	153	180,213
3.85%, 06/15/28	365	418,151
3.88%, 12/15/28	265	306,552
3.88%, 08/15/59 (Call 08/15/20)	250	304,895
3.95%, 10/15/42 (Call 10/15/20)	41	47,801
4.20%, 01/15/47 (Call 07/15/20)	44	54,228
4.25%, 03/15/43 (Call 09/15/20)	219	270,182
4.25%, 04/15/47 (Call 10/15/20)	387	476,250
4.25%, 06/15/48 (Call 06/15/20)	100	125,027
4.38%, 03/15/42 (Call 09/15/20)	100	122,197
4.45%, 12/15/48 (Call 06/15/20)	142	180,238
4.63%, 07/15/35	320	404,186
4.63%, 11/15/41 (Call 05/15/20)	60	75,476
4.75%, 07/15/45	240	315,946
5.80%, 03/15/36	60	82,310
5.95%, 02/15/41 (Call 08/15/20)	85	122,570
6.50%, 06/15/37	5	7,432
6.63%, 11/15/37	5	7,572
6.88%, 02/15/38	240	373,668
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/20)(b)	80	81,395
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/20)(b)	75	74,260
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	115	107,777
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 09/01/20)	49	61,789

		38,589,658

Holding Companies – Diversified — 0.3%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(c)	200	196,022
Apollo Investment Corp., 5.25%, 03/03/25	65	52,557
Ares Capital Corp.
3.25%, 07/15/25 (Call 07/15/20)	358	318,423
3.50%, 02/10/23 (Call 08/10/20)	97	92,528
3.63%, 01/19/22 (Call 07/19/20)	383	377,393

Security	Par (000)	Value

Holding Companies – Diversified (continued)
4.20%, 06/10/24 (Call 06/10/20)	$110	$104,998
4.25%, 03/01/25 (Call 09/01/20)	220	209,913
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(c)	400	419,060
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	200	203,524
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 09/06/20)(b)	200	207,178
3.38%, 09/06/49 (Call 09/06/20)(b)	200	209,850
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/20)(b)	75	78,756
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 08/15/20)(b)	58	37,746
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 08/01/20)	114	93,941
4.63%, 07/15/24 (Call 07/15/20)	105	89,210
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 08/10/20)	20	19,676
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22(c)	600	604,308
4.25%, 11/07/27(c)	430	434,807
4.75%, 04/27/27(c)	400	416,236
Huarong Finance 2019 Co. Ltd., 3.38%, 02/24/30 (Call 11/24/29)(c)	200	190,968
Huarong Finance II Co. Ltd.
3.25%, 06/03/21(c)	215	215,673
3.63%, 11/22/21(c)	800	804,672
4.88%, 11/22/26(c)	200	209,602
5.50%, 01/16/25(c)	400	427,596
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	325	339,875
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	206,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 09/15/20)	225	213,318
5.25%, 05/15/27 (Call 05/15/20)	175	166,198
6.25%, 02/01/22 (Call 08/01/20)	175	176,656
6.25%, 05/15/26 (Call 05/15/20)	265	260,082
6.38%, 12/15/25 (Call 06/15/20)	150	148,818
6.75%, 02/01/24 (Call 08/01/20)	125	125,058
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(c)	200	197,002
MDC-GMTN BV, 5.50%, 03/01/22(b)(d)	200	212,612
MDGH — GMTN BV
2.88%, 11/07/29 (Call 08/07/29)(c)	250	250,328
3.70%, 11/07/49 (Call 05/07/49)(c)	200	192,380
MDGH-GMTN BV
2.75%, 05/11/23(c)	200	203,730
3.00%, 04/19/24(c)	600	613,392
3.25%, 04/28/22(c)	200	204,014
4.50%, 11/07/28(c)	600	673,662
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 08/25/20)	15	13,734
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 07/22/20)	108	97,636
4.00%, 03/30/25 (Call 09/30/20)	223	203,229
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(c)	400	416,420
Rongshi International Finance Ltd., 3.63%, 05/04/27(c)	400	428,272
Stena AB, 7.00%, 02/01/24(b)(d)	200	178,090
Stena International SA, 6.13%, 02/01/25 (Call 08/01/20)(b)	200	174,540
Swire Pacific MTN Financing Ltd. 3.00%, 07/05/24(c)	600	619,872

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
4.50%, 10/09/23(c)	$250	$270,892
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	250	258,037
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 05/01/20)	105	97,752

		12,956,654

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 08/15/20)(b)	20	18,401
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 07/15/20)(b)	50	40,990
6.75%, 08/01/25 (Call 08/01/20)(b)	35	29,190
9.88%, 04/01/27 (Call 10/01/20)(b)	40	38,480
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/20)	75	58,036
6.75%, 03/15/25 (Call 09/15/20)	62	53,699
7.25%, 10/15/29 (Call 10/15/20)	50	38,793
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 08/15/20)(b)	115	94,822
6.25%, 09/15/27 (Call 09/15/20)(b)	82	75,440
6.38%, 05/15/25 (Call 05/15/20)(b)	75	74,878
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	50,839
6.75%, 06/01/27 (Call 06/01/20)	100	87,820
DR Horton Inc.
2.50%, 10/15/24 (Call 10/15/20)	120	120,308
4.38%, 09/15/22 (Call 09/15/20)	5	5,152
5.75%, 08/15/23 (Call 08/15/20)	106	114,742
Forestar Group Inc.
5.00%, 03/01/28 (Call 09/01/20)(b)	45	39,353
8.00%, 04/15/24 (Call 10/15/20)(b)	20	19,717
Installed Building Products Inc., 5.75%, 02/01/28 (Call 08/01/20)(b)	65	62,349
KB Home
4.80%, 11/15/29 (Call 05/15/20)	45	41,735
6.88%, 06/15/27 (Call 06/15/20)	80	84,403
7.00%, 12/15/21 (Call 06/15/20)	75	77,596
7.50%, 09/15/22	50	53,463
7.63%, 05/15/23 (Call 05/15/20)	80	84,206
Lennar Corp.
2.95%, 11/29/20 (Call 05/29/20)	50	49,797
4.13%, 01/15/22 (Call 07/15/20)	85	85,286
4.50%, 04/30/24 (Call 10/30/20)	100	102,177
4.75%, 04/01/21 (Call 10/01/20)	100	100,578
4.75%, 11/15/22 (Call 05/15/20)	100	102,079
4.75%, 05/30/25 (Call 05/30/20)	85	87,320
4.75%, 11/29/27 (Call 05/29/20)	150	154,680
4.88%, 12/15/23 (Call 06/15/20)	100	103,116
5.00%, 06/15/27 (Call 06/15/20)	50	50,912
5.25%, 06/01/26 (Call 06/01/20)	80	83,200
5.38%, 10/01/22	50	51,836
5.88%, 11/15/24 (Call 05/15/20)	75	79,605
6.25%, 12/15/21 (Call 06/15/20)	50	51,323
8.38%, 01/15/21	50	51,614
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/20)(b)	50	46,502
M/I Homes Inc., 4.95%, 02/01/28 (Call 08/01/20)(b)	100	87,909
Mattamy Group Corp.
4.63%, 03/01/30 (Call 09/01/20)(b)	70	62,449
5.25%, 12/15/27 (Call 06/15/20)(b)	75	70,342
MDC Holdings Inc. 3.85%, 01/15/30 (Call 07/15/20)	50	44,823

Security	Par (000)	Value

Home Builders (continued)
5.50%, 01/15/24 (Call 07/15/20)	$68	$68,955
6.00%, 01/15/43 (Call 07/15/20)	75	72,763
Meritage Homes Corp.
5.13%, 06/06/27 (Call 06/06/20)	50	48,652
6.00%, 06/01/25 (Call 06/01/20)	60	61,729
7.00%, 04/01/22	50	51,396
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	50	43,231
NVR Inc., 3.95%, 09/15/22 (Call 09/15/20)	15	15,621
PulteGroup Inc.
4.25%, 03/01/21 (Call 09/01/20)	75	75,973
5.00%, 01/15/27 (Call 07/15/20)	100	103,841
5.50%, 03/01/26 (Call 09/01/20)	120	127,792
6.00%, 02/15/35	100	105,900
6.38%, 05/15/33	85	91,067
7.88%, 06/15/32	50	57,706
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 08/15/20)(b)	60	51,796
6.13%, 04/01/25 (Call 10/01/20)(b)	48	45,500
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 07/15/20)(b)	65	58,917
5.88%, 01/31/25 (Call 07/31/20)(b)	74	69,943
5.88%, 06/15/27 (Call 06/15/20)(b)	100	91,952
6.00%, 09/01/23 (Call 09/01/20)(b)	70	67,761
6.63%, 07/15/27 (Call 07/15/20)(b)	25	22,892
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 09/01/20)(b)	50	47,032
5.88%, 04/15/23 (Call 10/15/20)(b)	50	48,274
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 05/01/20)	75	70,247
4.35%, 02/15/28 (Call 08/15/20)	75	73,907
4.38%, 04/15/23 (Call 10/15/20)	35	35,077
4.88%, 11/15/25 (Call 05/15/20)	50	51,010
4.88%, 03/15/27 (Call 09/15/20)	100	101,279
5.63%, 01/15/24 (Call 07/15/20)	46	47,132
5.88%, 02/15/22 (Call 08/15/20)	75	77,147
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 06/01/20)	73	65,822
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	120	118,633
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(b)	70	70,558
7.88%, 12/15/22 (Call 06/15/20)(b)	45	45,698

		5,015,163

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 05/15/20)	120	118,378
4.40%, 03/15/29 (Call 09/15/20)	115	119,252
Panasonic Corp.
2.54%, 07/19/22 (Call 07/19/20)(b)	5	5,045
2.68%, 07/19/24 (Call 07/19/20)(b)	200	202,714
3.11%, 07/19/29 (Call 07/19/20)(b)	200	205,384
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/20)	50	47,932
5.63%, 10/15/23 (Call 10/15/20)	100	98,578
Whirlpool Corp.
3.70%, 05/01/25	185	190,879
4.00%, 03/01/24	15	15,655
4.50%, 06/01/46 (Call 06/01/20)	160	162,400

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.75%, 02/26/29 (Call 08/26/20)	$166	$180,533

		1,346,750

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 06/15/20)(b)	80	79,459
Avery Dennison Corp.
2.65%, 04/30/30 (Call 10/31/20)	60	58,774
4.88%, 12/06/28 (Call 06/06/20)	105	119,676
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 08/01/20)	125	133,601
3.95%, 08/01/47 (Call 08/01/20)	19	21,484
Clorox Co. (The)
3.10%, 10/01/27 (Call 10/01/20)	105	112,456
3.50%, 12/15/24 (Call 06/15/20)	36	39,170
3.90%, 05/15/28 (Call 05/15/20)	60	68,065
Kimberly-Clark Corp.
2.65%, 03/01/25	225	238,795
2.88%, 02/07/50 (Call 08/07/20)	108	116,062
3.05%, 08/15/25	200	218,006
3.20%, 04/25/29 (Call 10/25/20)	590	657,602
3.20%, 07/30/46 (Call 07/30/20)	195	218,088
3.90%, 05/04/47 (Call 05/04/20)	15	18,485
3.95%, 11/01/28 (Call 05/01/20)	200	233,120
5.30%, 03/01/41	10	13,844
6.63%, 08/01/37	27	41,762
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/20)(b)	100	86,831
Prestige Brands Inc.
5.13%, 01/15/28 (Call 07/15/20)(b)	75	76,408
6.38%, 03/01/24 (Call 09/01/20)(b)	75	77,078
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 06/26/20)(b)	250	257,640
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 10/15/20)(b)	455	580,617
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/20)(b)(d)	45	42,974
5.75%, 07/15/25 (Call 07/15/20)	200	199,394
6.13%, 12/15/24 (Call 06/15/20)	25	24,820

		3,734,211

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 10/15/20)(b)	25	20,533
Newell Brands Inc.
4.35%, 04/01/23 (Call 10/01/20)	630	641,542
4.70%, 04/01/26 (Call 10/01/20)	333	336,240
5.88%, 04/01/36 (Call 10/01/20)	65	68,108
6.00%, 04/01/46 (Call 10/01/20)	125	128,679
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/20)	105	102,628
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 06/01/20)(d)	121	50,314

		1,348,044

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 05/15/20)(b)	145	130,101
8.13%, 02/15/24 (Call 08/15/20)(b)	155	159,579
10.13%, 08/01/26 (Call 08/01/20)(b)	65	65,286
Aegon NV, 5.50%, 04/11/48 (Call 10/11/20)(a)	180	187,486
Aflac Inc. 2.88%, 10/15/26 (Call 10/15/20)	87	92,080

Security	Par (000)	Value

Insurance (continued)
3.25%, 03/17/25	$89	$95,560
3.63%, 06/15/23	40	42,906
3.63%, 11/15/24	335	368,024
4.00%, 10/15/46 (Call 10/15/20)	120	134,263
4.75%, 01/15/49 (Call 07/15/20)	105	133,788
AIA Group Ltd.
3.13%, 03/13/23(c)	400	410,364
3.60%, 04/09/29 (Call 10/09/20)(b)	215	232,866
3.90%, 04/06/28 (Call 10/06/20)(b)	400	435,320
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	8	10,956
Alleghany Corp.
4.90%, 09/15/44 (Call 09/15/20)	12	14,213
4.95%, 06/27/22	150	158,868
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27 (Call 10/15/20)(b)(d)	190	189,512
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 10/29/20)	59	59,523
Allstate Corp. (The)
3.28%, 12/15/26 (Call 06/15/20)	65	71,436
3.85%, 08/10/49 (Call 08/10/20)	120	142,274
4.20%, 12/15/46 (Call 06/15/20)	275	339,603
4.50%, 06/15/43	235	299,597
5.35%, 06/01/33	38	49,647
5.55%, 05/09/35	32	44,556
6.50%, 05/15/57 (Call 05/15/20)(a)	9	10,274
Series B, 5.75%, 08/15/53 (Call 08/15/20)(a)	136	136,891
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 06/15/20)	266	258,815
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 08/15/20)	38	37,740
4.50%, 06/15/47 (Call 06/15/20)	224	208,643
American International Group Inc.
3.75%, 07/10/25 (Call 07/10/20)	225	240,275
3.88%, 01/15/35 (Call 07/15/20)	193	206,400
3.90%, 04/01/26 (Call 10/01/20)	405	438,753
4.13%, 02/15/24	442	479,778
4.20%, 04/01/28 (Call 10/01/20)	60	65,143
4.25%, 03/15/29 (Call 09/15/20)	299	327,988
4.38%, 01/15/55 (Call 07/15/20)	220	235,569
4.50%, 07/16/44 (Call 07/16/20)	150	167,361
4.70%, 07/10/35 (Call 07/10/20)	260	302,507
4.80%, 07/10/45 (Call 07/10/20)	215	247,942
4.88%, 06/01/22	465	495,825
6.25%, 05/01/36	205	257,086
8.18%, 05/15/58 (Call 05/15/20)(a)	110	135,334
Series A-9, 5.75%, 04/01/48 (Call 10/01/20)(a)	124	126,698
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/20)(b)	90	92,880
Aon Corp.
2.20%, 11/15/22	173	176,156
3.75%, 05/02/29 (Call 05/02/20)	10	10,961
4.50%, 12/15/28 (Call 06/15/20)	240	276,365
6.25%, 09/30/40	10	14,123
8.21%, 01/01/27	105	123,611
Aon PLC
3.50%, 06/14/24 (Call 06/14/20)	430	455,095
3.88%, 12/15/25 (Call 06/15/20)	206	223,110
4.00%, 11/27/23 (Call 05/27/20)	25	26,556
4.60%, 06/14/44 (Call 06/14/20)	75	89,981
4.75%, 05/15/45 (Call 05/15/20)	215	261,803

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 06/15/20)	$22	$23,250
5.03%, 12/15/46 (Call 06/15/20)	168	212,124
Arch Capital Group Ltd., 7.35%, 05/01/34	8	11,683
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	128	157,213
Assurant Inc.
3.70%, 02/22/30 (Call 08/22/20)	55	52,770
4.90%, 03/27/28 (Call 09/27/20)	78	84,522
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	139	150,562
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	105	97,941
Athene Global Funding
2.75%, 06/25/24(b)	108	106,974
2.95%, 11/12/26(b)	63	61,651
3.00%, 07/01/22(b)	153	152,858
Athene Holding Ltd., 4.13%, 01/12/28 (Call 07/12/20)	290	272,066
AXA SA, 8.60%, 12/15/30	540	751,189
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 07/15/20)	135	141,950
4.90%, 01/15/40 (Call 07/15/20)(a)	11	9,696
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 06/06/20)	355	375,817
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	200	209,930
4.20%, 08/15/48 (Call 08/15/20)	143	180,106
4.25%, 01/15/49 (Call 07/15/20)	248	315,890
4.30%, 05/15/43	35	43,277
4.40%, 05/15/42	335	419,792
5.75%, 01/15/40	205	298,742
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 09/15/20)	492	521,028
3.13%, 03/15/26 (Call 09/15/20)	650	714,785
3.40%, 01/31/22	89	93,456
3.75%, 08/15/21	215	223,017
4.50%, 02/11/43	295	379,765
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 06/22/20)	250	239,297
4.70%, 06/22/47 (Call 06/22/20)	345	298,860
Brown & Brown Inc.
4.20%, 09/15/24 (Call 09/15/20)	175	184,401
4.50%, 03/15/29 (Call 09/15/20)	117	123,059
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(c).	1,000	1,012,570
Chubb Corp. (The)
6.00%, 05/11/37	4	5,775
Series 1, 6.50%, 05/15/38	35	53,347
Chubb INA Holdings Inc.
2.70%, 03/13/23	13	13,590
2.88%, 11/03/22 (Call 05/03/20)	85	88,634
3.15%, 03/15/25	856	930,267
3.35%, 05/15/24	147	159,307
3.35%, 05/03/26 (Call 05/03/20)	135	148,739
4.35%, 11/03/45 (Call 05/03/20)	138	180,523
Cincinnati Financial Corp., 6.13%, 11/01/34	8	11,038
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(c)	200	220,918
CNA Financial Corp.
3.45%, 08/15/27 (Call 08/15/20)	300	301,272
3.90%, 05/01/29 (Call 05/01/20)	165	171,118
3.95%, 05/15/24 (Call 05/15/20)	195	206,138
4.50%, 03/01/26 (Call 09/01/20)	155	165,845

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 05/30/20)	$204	$218,331
5.25%, 05/30/29 (Call 05/31/20)	102	106,998
Enstar Group Ltd.
4.50%, 03/10/22 (Call 09/10/20)	150	151,967
4.95%, 06/01/29 (Call 06/01/20)	105	105,510
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 10/20/20)	35	36,462
4.35%, 04/20/28 (Call 10/20/20)	380	397,214
5.00%, 04/20/48 (Call 10/20/20)	205	213,596
7.00%, 04/01/28	8	9,300
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 10/17/20)	265	268,707
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 05/01/20)(a)(b)	105	126,175
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 05/01/20)(b)	135	142,513
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 08/15/20)	62	66,651
Five Corners Funding Trust, 4.42%, 11/15/23(b)	100	110,511
Genworth Holdings Inc.
4.80%, 02/15/24(d)	85	71,739
4.90%, 08/15/23	60	51,497
6.50%, 06/15/34	50	41,785
7.20%, 02/15/21	50	46,640
7.63%, 09/24/21	135	128,127
Globe Life Inc., 4.55%, 09/15/28 (Call 09/15/20)	147	159,075
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 05/17/20)(b)	162	183,228
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 06/03/20)(b)	14	15,352
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/20)(b)	100	94,483
Guardian Life Global Funding
2.90%, 05/06/24(b)	175	181,477
3.40%, 04/25/23(b)	50	52,835
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77(b)	100	128,698
4.88%, 06/19/64(b)	158	199,532
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 10/15/20)	13	13,847
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 08/15/20)(a)(b)	205	242,888
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 08/19/20)	115	118,164
3.60%, 08/19/49 (Call 08/19/20)	135	143,220
4.30%, 04/15/43	5	5,695
4.40%, 03/15/48 (Call 09/15/20)	45	52,904
5.95%, 10/15/36	35	46,552
6.10%, 10/01/41	190	257,108
High Street Funding Trust I, 4.11%, 02/15/28 (Call 08/15/20)(b)	150	161,837
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/20)(b)	210	209,066
Jackson National Life Global Funding
2.65%, 06/21/24(b)	110	112,220
3.05%, 04/29/26(b)	27	28,259
3.05%, 06/21/29(b)	100	104,740
3.30%, 06/11/21(b)	250	254,710
3.88%, 06/11/25(b)	425	460,011
Kemper Corp., 4.35%, 02/15/25 (Call 08/15/20)	30	30,976
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(c)	200	207,892

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 10/15/20)(b)	$205	$209,840
4.25%, 06/15/23(b)	87	92,586
4.50%, 06/15/49 (Call 06/15/20)(b)	10	11,030
4.57%, 02/01/29(b)	435	487,591
6.50%, 03/15/35(b)	5	6,712
Lincoln National Corp.
3.05%, 01/15/30 (Call 07/15/20)	320	319,702
3.35%, 03/09/25	66	68,954
3.63%, 12/12/26 (Call 09/12/20)	25	26,582
3.80%, 03/01/28 (Call 06/01/20)	205	214,202
4.00%, 09/01/23	25	26,557
4.35%, 03/01/48 (Call 09/01/20)	80	87,407
6.30%, 10/09/37	25	30,375
7.00%, 06/15/40	175	233,592
Loews Corp.
2.63%, 05/15/23 (Call 05/15/20)	63	64,257
3.75%, 04/01/26 (Call 10/01/20)	150	162,263
4.13%, 05/15/43 (Call 05/15/20)	149	161,003
6.00%, 02/01/35	25	33,837
Manulife Financial Corp.
4.06%, 02/24/32 (Call 08/24/20)(a)	220	225,465
4.15%, 03/04/26	610	673,519
5.38%, 03/04/46	235	300,189
Markel Corp.
3.35%, 09/17/29 (Call 09/17/20)	65	66,949
3.50%, 11/01/27 (Call 05/01/20)	110	114,458
4.15%, 09/17/50 (Call 09/17/20)	40	40,699
4.30%, 11/01/47 (Call 05/01/20)	120	124,063
4.90%, 07/01/22	25	26,659
5.00%, 04/05/46	54	60,796
5.00%, 05/20/49 (Call 05/20/20)	115	131,877
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 07/30/20)	90	92,753
3.30%, 03/14/23 (Call 09/14/20)	255	267,921
3.50%, 06/03/24 (Call 06/03/20)	37	39,690
3.50%, 03/10/25 (Call 09/10/20)	205	220,576
3.75%, 03/14/26 (Call 09/14/20)	168	185,171
3.88%, 03/15/24 (Call 09/15/20)	72	78,439
4.20%, 03/01/48 (Call 09/01/20)	200	241,930
4.35%, 01/30/47 (Call 07/30/20)	123	152,029
4.38%, 03/15/29 (Call 09/15/20)	250	291,507
4.75%, 03/15/39 (Call 09/15/20)	75	95,168
4.80%, 07/15/21 (Call 07/15/20)	25	25,897
4.90%, 03/15/49 (Call 09/15/20)	14	19,005
5.88%, 08/01/33	25	33,106
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(b)	60	61,424
4.90%, 04/01/77(b)	8	9,955
MassMutual Global Funding II
2.35%, 01/14/27(b)	1,005	1,025,120
2.75%, 06/22/24(b)	500	520,555
2.95%, 01/11/25(b)	200	210,032
3.40%, 03/08/26(b)	200	217,536
MBIA Inc., 5.70%, 12/01/34	50	34,133
Mercury General Corp., 4.40%, 03/15/27 (Call 09/15/20)	327	323,485
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 06/15/20)(b)	150	184,538
MetLife Inc. 3.00%, 03/01/25	238	253,322

Security	Par (000)	Value

Insurance (continued)
3.05%, 12/15/22	$340	$355,677
3.60%, 04/10/24	385	418,734
3.60%, 11/13/25 (Call 05/13/20)	175	192,563
4.05%, 03/01/45	53	61,946
4.13%, 08/13/42	195	228,390
4.60%, 05/13/46 (Call 05/13/20)	214	269,034
4.88%, 11/13/43	165	212,862
5.70%, 06/15/35	60	80,926
5.88%, 02/06/41	200	276,574
6.40%, 12/15/36 (Call 06/15/20)	143	158,616
6.50%, 12/15/32	140	195,783
9.25%, 04/08/38 (Call 10/08/20)(b)	215	289,831
10.75%, 08/01/39 (Call 08/01/20)	75	113,889
Series D, 4.37%, 09/15/23	430	472,174
Series N, 4.72%, 12/15/44	265	331,306
Metropolitan Life Global Funding I
2.40%, 06/17/22(b)	150	153,293
2.65%, 04/08/22(b)	290	296,989
3.05%, 06/17/29(b)	150	162,042
3.45%, 12/18/26(b)	200	221,058
MGIC Investment Corp., 5.75%, 08/15/23	75	74,888
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/20)(b)	205	201,847
5.30%, 11/18/44(b)	128	146,080
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	100	166,095
New York Life Global Funding
2.00%, 01/22/25(b)	850	866,099
2.25%, 07/12/22(b)	350	357,455
2.30%, 06/10/22(b)	64	65,681
2.35%, 07/14/26(b)	100	103,101
2.88%, 04/10/24(b)	191	201,610
2.90%, 01/17/24(b)	23	24,219
3.00%, 01/10/28(b)	150	159,401
3.25%, 08/06/21(b)	85	87,286
New York Life Insurance Co.
4.45%, 05/15/69 (Call 05/15/20)(b)	107	135,580
5.88%, 05/15/33(b)	295	404,601
6.75%, 11/15/39(b)	175	265,435
Nippon Life Insurance Co.
5.00%, 10/18/42 (Call 10/18/20)(a)(b)	200	209,172
5.10%, 10/16/44 (Call 10/16/20)(a)(b)	5	5,475
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 09/30/20)(b)	462	502,462
3.85%, 09/30/47 (Call 09/30/20)(b)	120	136,198
6.06%, 03/30/40(b)	63	90,111
Old Republic International Corp., 3.88%, 08/26/26 (Call 08/26/20)	32	33,676
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/20)(a)(b)	144	135,685
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	53,952
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 07/02/20)	382	405,757
Pricoa Global Funding I, 3.45%, 09/01/23(b)	200	213,348
Primerica Inc., 4.75%, 07/15/22	210	220,987
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 05/15/20)	25	26,490
3.40%, 05/15/25 (Call 05/15/20)	349	370,090
3.70%, 05/15/29 (Call 05/15/20)	30	33,241
4.30%, 11/15/46 (Call 05/15/20)	50	57,823
4.63%, 09/15/42	105	125,253

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Life Global Funding II
2.50%, 09/16/29(b)	$205	$206,392
3.00%, 04/18/26(b)	125	132,985
Progressive Corp. (The)
2.45%, 01/15/27	142	147,982
3.70%, 01/26/45	105	124,809
3.75%, 08/23/21	17	17,538
4.00%, 03/01/29 (Call 09/01/20)	15	17,460
4.13%, 04/15/47 (Call 10/15/20)	355	450,062
4.20%, 03/15/48 (Call 09/15/20)	48	61,669
6.63%, 03/01/29	61	82,644
Protective Life Corp., 4.30%, 09/30/28 (Call 09/30/20)(b)(d)	162	172,485
Protective Life Global Funding
2.00%, 09/14/21(b)	250	252,235
3.10%, 04/15/24(b)	150	157,146
Prudential Financial Inc.
3.50%, 05/15/24	50	54,287
3.70%, 03/13/51 (Call 09/13/20)	270	286,359
3.88%, 03/27/28 (Call 09/27/20)	113	126,345
3.91%, 12/07/47 (Call 06/07/20)	195	210,543
3.94%, 12/07/49 (Call 06/07/20)	260	282,519
4.35%, 02/25/50 (Call 08/25/20)	154	176,949
4.42%, 03/27/48 (Call 09/27/20)	15	17,309
4.50%, 11/16/21	171	179,254
4.50%, 09/15/47 (Call 09/15/20)(a)	225	216,349
4.60%, 05/15/44	133	156,279
5.20%, 03/15/44 (Call 09/15/20)(a)	495	495,203
5.38%, 05/15/45 (Call 05/15/20)(a)	305	310,325
5.63%, 06/15/43 (Call 06/15/20)(a)	430	443,786
5.70%, 12/14/36	175	233,282
5.70%, 09/15/48 (Call 09/15/20)(a)(d)	210	215,901
5.88%, 09/15/42 (Call 09/15/20)(a)	88	92,383
Series B, 5.75%, 07/15/33	10	12,868
Radian Group Inc.
4.50%, 10/01/24 (Call 10/01/20)	125	118,618
4.88%, 03/15/27 (Call 09/15/20)	60	53,417
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 05/15/20)	110	115,690
3.95%, 09/15/26 (Call 09/15/20)	50	53,457
Reliance Standard Life Global Funding II
2.50%, 10/30/24(b)	25	24,866
3.85%, 09/19/23(b)	450	471,213
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 07/01/20)	75	77,510
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 10/15/20)	112	119,967
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/20)	5	5,464
Sompo International Holdings Ltd., 4.70%, 10/15/22	65	67,360
Sompo Japan Nipponkoa Insurance Inc., 5.33%, 03/28/73 (Call 09/28/20)(a)(b)	45	47,769
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/20)(a)(b)	5	5,504
Swiss Re America Holding Corp., 7.00%, 02/15/26	5	6,194
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	183	220,742
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 05/15/20)(b)	424	504,221
4.90%, 09/15/44(b)	231	297,680
6.85%, 12/16/39(b)	205	314,937
Transatlantic Holdings Inc., 8.00%, 11/30/39	85	125,089

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 05/15/20)	$90	$106,661
4.00%, 05/30/47 (Call 05/30/20)	45	55,805
4.05%, 03/07/48 (Call 09/07/20)	35	44,077
4.10%, 03/04/49 (Call 09/04/20)	120	153,018
4.30%, 08/25/45 (Call 08/25/20)	245	312,343
4.60%, 08/01/43(d)	65	85,413
5.35%, 11/01/40	100	140,690
6.25%, 06/15/37	136	200,094
6.75%, 06/20/36	65	98,168
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	14,520
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 09/15/20)	5	5,050
4.40%, 03/15/26 (Call 09/15/20)	125	138,806
Unum Group
4.00%, 03/15/24	59	60,544
4.00%, 06/15/29 (Call 06/15/20)	160	162,234
4.50%, 12/15/49 (Call 06/15/20)	105	92,844
5.75%, 08/15/42	130	133,829
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(b)(d)	154	153,321
Voya Financial Inc.
3.65%, 06/15/26	100	104,979
4.70%, 01/23/48 (Call 07/23/20)(a)	175	161,564
4.80%, 06/15/46	20	22,999
5.65%, 05/15/53 (Call 05/15/20)(a)	110	108,599
5.70%, 07/15/43	190	231,000
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	6,191
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/20)(b)	100	121,175
Willis North America Inc.
2.95%, 09/15/29 (Call 09/15/20)	95	97,275
3.60%, 05/15/24 (Call 05/15/20)	202	214,126
3.88%, 09/15/49 (Call 09/15/20)	140	152,288
4.50%, 09/15/28 (Call 09/15/20)	100	113,455
5.05%, 09/15/48 (Call 09/15/20)	20	25,087
WR Berkley Corp., 4.63%, 03/15/22	25	25,989
XLIT Ltd.
4.45%, 03/31/25	74	81,393
5.50%, 03/31/45	200	259,448

		56,933,987

Internet — 0.4%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 05/28/20)	15	15,288
3.40%, 12/06/27 (Call 06/06/20)	400	433,516
3.60%, 11/28/24 (Call 05/28/20)	435	469,700
4.00%, 12/06/37 (Call 06/06/20)	235	269,131
4.20%, 12/06/47 (Call 06/06/20)	295	357,059
4.40%, 12/06/57 (Call 06/06/20)	390	492,960
4.50%, 11/28/34 (Call 05/28/20)	125	154,230
Alphabet Inc.
2.00%, 08/15/26 (Call 08/15/20)	370	392,818
3.38%, 02/25/24	265	291,715
3.63%, 05/19/21	360	371,041
Amazon.com Inc.
2.40%, 02/22/23 (Call 08/22/20)	290	304,256
2.50%, 11/29/22 (Call 05/29/20)	240	250,397
2.80%, 08/22/24 (Call 08/22/20)	295	318,715
3.15%, 08/22/27 (Call 08/22/20)	580	652,396
3.30%, 12/05/21 (Call 06/05/20)	105	108,844

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.80%, 12/05/24 (Call 06/05/20)	$147	$165,351
3.88%, 08/22/37 (Call 08/22/20)	225	273,996
4.05%, 08/22/47 (Call 08/22/20)	543	712,248
4.25%, 08/22/57 (Call 08/22/20)	250	341,122
4.80%, 12/05/34 (Call 06/05/20)	355	478,384
4.95%, 12/05/44 (Call 06/05/20)	220	312,222
5.20%, 12/03/25 (Call 06/03/20)	440	532,070
Baidu Inc.
3.63%, 07/06/27	200	209,916
3.88%, 09/29/23 (Call 09/29/20)	350	368,592
4.13%, 06/30/25	165	176,685
4.38%, 05/14/24 (Call 05/14/20)	275	293,794
4.38%, 03/29/28 (Call 09/29/20)	30	33,077
Booking Holdings Inc.
2.75%, 03/15/23 (Call 09/15/20)	110	112,046
3.55%, 03/15/28 (Call 09/15/20)	163	165,645
3.60%, 06/01/26 (Call 06/01/20)	210	219,089
3.65%, 03/15/25 (Call 09/15/20)	121	125,256
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 09/01/20)(b)	80	82,012
5.63%, 04/15/21 (Call 05/29/20)(b)	25	24,942
eBay Inc.
2.60%, 07/15/22 (Call 07/15/20)	80	82,012
2.75%, 01/30/23 (Call 07/30/20)	420	432,285
2.88%, 08/01/21 (Call 08/01/20)	125	126,854
3.45%, 08/01/24 (Call 08/01/20)	50	53,435
3.60%, 06/05/27 (Call 06/05/20)	280	302,719
3.80%, 03/09/22 (Call 09/09/20)	75	78,144
4.00%, 07/15/42 (Call 07/15/20)	180	180,889
EIG Investors Corp., 10.88%, 02/01/24 (Call 08/01/20)	75	64,334
Expedia Group Inc.
3.25%, 02/15/30 (Call 08/15/20)	30	25,031
3.80%, 02/15/28 (Call 08/15/20)	200	173,054
4.50%, 08/15/24 (Call 08/15/20)	60	58,455
5.00%, 02/15/26 (Call 08/15/20)	165	157,489
Getty Images Inc., 9.75%, 03/01/27 (Call 09/01/20)(b)	15	11,110
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/20)(b)	100	102,746
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/20)(b)	70	65,449
JD.com Inc., 3.88%, 04/29/26	5	5,348
Match Group Inc.
4.13%, 08/01/30 (Call 08/01/20)(b)	85	82,878
5.00%, 12/15/27 (Call 06/15/20)(b)	150	156,852
5.63%, 02/15/29 (Call 08/15/20)(b)	140	146,587
Netflix Inc.
3.63%, 06/15/25 (Call 12/15/20)(b)	30	30,422
4.38%, 11/15/26	165	173,999
4.88%, 04/15/28	265	282,206
4.88%, 06/15/30 (Call 06/15/20)(b)(d)	150	160,064
5.38%, 11/15/29(b)	180	198,814
5.50%, 02/15/22	145	150,822
5.75%, 03/01/24	75	81,623
5.88%, 02/15/25	145	159,285
5.88%, 11/15/28	350	396,217
6.38%, 05/15/29	140	164,291
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 06/15/20)	75	76,353
5.00%, 04/15/25 (Call 10/15/20)(b)	250	251,293
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/20)(b)	100	87,154

Security	Par (000)	Value

Internet (continued)
Prosus NV
4.85%, 07/06/27 (Call 04/06/27)(c)	$200	$215,310
5.50%, 07/21/25 (Call 04/21/25)(c)	200	220,260
Tencent Holdings Ltd.
1.74%, 01/19/23, (3 mo. LIBOR US + 0.605%)(c)(f)	200	195,008
2.22%, 04/11/24, (3 mo. LIBOR US + 0.910%)(c)(f)	400	388,448
2.99%, 01/19/23 (Call 07/19/20)(c)	400	409,952
3.28%, 04/11/24 (Call 10/11/20)(c)	200	208,736
3.60%, 01/19/28 (Call 07/19/20)(c)	200	216,390
3.80%, 02/11/25(c)	200	214,890
3.93%, 01/19/38 (Call 07/19/20)(c)	800	896,304
Twitter Inc., 3.88%, 12/15/27 (Call 06/15/20)(b)	125	124,781
Uber Technologies Inc.
7.50%, 11/01/23 (Call 05/01/20)(b)	100	100,258
7.50%, 09/15/27 (Call 09/15/20)(b)	190	193,063
8.00%, 11/01/26 (Call 05/01/20)(b)	225	230,407
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	75	75,431
4.75%, 07/15/27 (Call 07/15/20)	115	122,430
5.25%, 04/01/25 (Call 10/01/20)	150	164,340

		18,002,735

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	357,608
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 06/01/20)	65	53,520
7.88%, 08/15/23 (Call 08/15/20)	85	77,885
ArcelorMittal SA
3.60%, 07/16/24	190	181,467
4.25%, 07/16/29(d)	110	104,214
4.55%, 03/11/26	155	149,284
6.13%, 06/01/25	65	66,752
6.75%, 03/01/41	130	132,701
7.00%, 10/15/39	125	129,371
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/20)(b)	75	65,687
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(b)	85	79,679
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 07/15/20)(b)	50	43,383
6.75%, 03/15/26 (Call 09/15/20)(b)	145	126,541
9.88%, 10/17/25 (Call 10/17/20)(b)	315	310,272
Commercial Metals Co.
5.38%, 07/15/27 (Call 07/15/20)	50	48,898
5.75%, 04/15/26 (Call 10/15/20)	70	69,516
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(c)	200	157,790
7.63%, 04/17/26 (Call 04/17/22)(c)	200	141,900
Evraz PLC
5.25%, 04/02/24(c)	200	212,700
6.75%, 01/31/22(c)	200	211,750
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(c)	200	218,544
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(c)	150	151,194
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/20)(b)	50	40,194
Metinvest BV, 8.50%, 04/23/26 (Call 01/23/26)(c)	200	134,192
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/20)(b)	150	153,424

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24(c)	$400	$415,000
Nucor Corp.
3.95%, 05/01/28 (Call 05/01/20)	265	290,930
4.00%, 08/01/23 (Call 08/01/20)	425	455,570
4.13%, 09/15/22 (Call 09/15/20)	21	22,106
4.40%, 05/01/48 (Call 05/01/20)	35	41,085
5.20%, 08/01/43 (Call 08/01/20)	240	300,794
6.40%, 12/01/37	69	95,414
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 10/15/20)	40	41,390
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(c)	200	213,390
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 06/15/20)	96	93,889
3.45%, 04/15/30 (Call 10/15/20)	35	33,429
4.13%, 09/15/25 (Call 09/15/20)	343	340,126
5.00%, 12/15/26 (Call 06/15/20)	119	122,369
5.25%, 04/15/23 (Call 10/15/20)	135	135,443
5.50%, 10/01/24 (Call 10/01/20)	125	127,355
U.S. Steel Corp.
6.25%, 03/15/26 (Call 09/15/20)(d)	110	69,831
6.65%, 06/01/37	50	31,026
6.88%, 08/15/25 (Call 08/15/20)	125	85,636
Vale Overseas Ltd.
6.25%, 08/10/26	205	224,873
6.88%, 11/21/36	343	401,742
6.88%, 11/10/39	245	288,343
8.25%, 01/17/34	53	67,524
Vale SA, 5.63%, 09/11/42	103	108,193

		7,423,924

Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/20)(b)(d)	75	2,930
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(b)(d)	50	30,960
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 07/28/20)(d)	162	160,450
4.63%, 07/28/45 (Call 07/28/20)	70	69,468
King Power Capital Ltd., 5.63%, 11/03/24(c)	400	452,088
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 06/15/20)(b)	50	40,467
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 06/15/20)(b)	60	38,533
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 09/15/20)	175	114,632
5.25%, 11/15/22	200	145,244
7.50%, 10/15/27	25	19,641
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 05/15/20)(b)(d)	150	139,639
5.38%, 04/15/23 (Call 10/15/20)(b)	50	46,567
9.25%, 04/15/25 (Call 10/15/20)(b)	20	21,118
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 08/01/20)(b)	50	45,070
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/20)(b)	200	134,426
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/20)	50	46,946
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 08/15/20)(b)	100	78,775

		1,586,954

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 09/15/20)(b)	100	55,109
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 06/01/20)(b)	145	124,101

Security	Par (000)	Value

Lodging (continued)
6.00%, 08/15/26 (Call 08/15/20)	$115	$103,975
6.38%, 04/01/26 (Call 10/01/20)	100	90,745
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 06/01/20)	9	8,252
5.75%, 07/01/22	117	116,726
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(b)	100	80,493
10.75%, 09/01/24 (Call 09/01/20)(b)	50	31,885
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 05/28/20)(c)	200	192,540
Gohl Capital Ltd., 4.25%, 01/24/27(c)	600	563,262
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	200	193,838
4.88%, 01/15/30 (Call 07/15/20)	155	147,738
5.13%, 05/01/26 (Call 05/01/20)	250	247,005
5.38%, 05/01/25 (Call 11/01/20)(b)	65	64,947
5.75%, 05/01/28 (Call 11/01/20)(b)	70	70,480
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 06/01/20)	80	73,358
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 10/01/20)	145	142,213
4.88%, 04/01/27 (Call 10/01/20)	100	97,033
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 07/15/20)	25	23,965
4.38%, 09/15/28 (Call 09/15/20)	240	227,868
4.85%, 03/15/26 (Call 09/15/20)	105	103,257
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 06/25/20)	51	47,460
3.20%, 08/08/24 (Call 08/08/20)	150	145,771
3.50%, 08/18/26 (Call 08/18/20)	118	112,882
3.90%, 08/08/29 (Call 08/08/20)	65	60,037
Marriott International Inc./MD
2.30%, 01/15/22 (Call 07/15/20)	120	115,966
3.60%, 04/15/24 (Call 10/15/20)	50	47,657
3.75%, 03/15/25 (Call 09/15/20)	10	9,505
3.75%, 10/01/25 (Call 10/01/20)	25	23,899
Series AA, 4.65%, 12/01/28 (Call 06/01/20)	65	62,822
Series R, 3.13%, 06/15/26 (Call 06/15/20)	150	136,879
Series X, 4.00%, 04/15/28 (Call 10/15/20)	98	90,995
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/20)(b)	60	52,925
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/20)	90	85,896
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 06/04/20)(b)	200	188,512
5.63%, 07/17/27 (Call 07/17/22)(c)	200	196,836
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/15/20)(b)	200	194,438
MGM Resorts International
4.63%, 09/01/26 (Call 09/01/20)	77	69,272
5.50%, 04/15/27 (Call 10/15/20)	82	75,287
5.75%, 06/15/25 (Call 06/15/20)	99	95,043
6.00%, 03/15/23	200	193,990
6.75%, 05/01/25 (Call 11/01/20)	70	68,319
7.75%, 03/15/22	191	194,283
Sands China Ltd.
4.60%, 08/08/23 (Call 08/08/20)	400	408,984
5.13%, 08/08/25 (Call 08/08/20)	200	208,644
5.40%, 08/08/28 (Call 08/08/20)	5	5,255

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 08/15/20)(b)	$125	$99,990
5.00%, 10/01/25 (Call 10/01/20)(b)	100	83,338
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 05/30/20)(b)	200	199,090
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(b)	16	13,621
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 09/01/20)	43	37,576
4.25%, 03/01/22 (Call 09/01/20)	145	139,419
4.63%, 03/01/30 (Call 09/01/20)(b)	50	42,483
5.40%, 04/01/24 (Call 10/01/20)	50	44,116
5.75%, 04/01/27 (Call 10/01/20)	125	109,734
6.35%, 10/01/25 (Call 10/01/20)	80	71,112
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 10/15/20)(b)	60	55,221
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 05/30/20)(b)(d)	50	46,621
5.25%, 05/15/27 (Call 05/15/20)(b)	175	152,005
5.50%, 03/01/25 (Call 09/01/20)(b)(d)	250	221,900
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(b)	200	193,582
5.13%, 12/15/29 (Call 06/15/20)(b)	200	190,150
5.50%, 10/01/27 (Call 10/01/20)(b)	200	194,154

		7,544,459

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	119	122,503
3.38%, 04/03/23 (Call 10/03/20)	100	103,798
3.80%, 04/03/28 (Call 10/03/20)	155	175,536
4.38%, 05/08/42	101	122,664
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/20)(b)	50	51,358
Caterpillar Financial Services Corp.
1.70%, 08/09/21	142	143,145
1.90%, 09/06/22	110	112,049
1.95%, 11/18/22	5	5,101
2.15%, 11/08/24	45	46,635
2.55%, 11/29/22	75	77,818
2.85%, 06/01/22	25	25,895
2.85%, 05/17/24	55	58,373
2.95%, 02/26/22	175	180,812
3.15%, 09/07/21	310	318,916
3.25%, 12/01/24	140	152,209
3.30%, 06/09/24	96	103,899
3.45%, 05/15/23	150	160,299
3.65%, 12/07/23	340	369,665
Series I, 2.65%, 05/17/21	96	97,591
Caterpillar Inc.
2.60%, 09/19/29 (Call 09/19/20)	35	36,891
3.25%, 09/19/49 (Call 09/19/20)	380	410,073
3.25%, 04/09/50 (Call 10/09/20)	255	279,556
3.40%, 05/15/24 (Call 05/15/20)	264	286,598
3.80%, 08/15/42	284	333,348
3.90%, 05/27/21	86	88,386
4.30%, 05/15/44 (Call 05/15/20)	10	12,537
4.75%, 05/15/64 (Call 05/15/20)	130	175,924
5.20%, 05/27/41	186	256,693
6.05%, 08/15/36	45	63,039
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 09/01/20)(b)	75	61,778

Security	Par (000)	Value

Machinery (continued)
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/20)(b)	$100	$94,268
CNH Industrial Capital LLC
3.88%, 10/15/21	75	75,821
4.20%, 01/15/24	105	109,479
4.38%, 04/05/22	191	195,536
CNH Industrial NV
3.85%, 11/15/27 (Call 05/15/20)	66	65,659
4.50%, 08/15/23	235	241,453
Crane Co., 4.20%, 03/15/48 (Call 09/15/20)	15	12,943
Deere & Co.
2.60%, 06/08/22 (Call 06/08/20)	60	61,581
2.88%, 09/07/49 (Call 09/07/20)	115	117,046
3.90%, 06/09/42 (Call 06/09/20)	205	249,553
5.38%, 10/16/29	35	44,316
Dover Corp.
2.95%, 11/04/29 (Call 05/04/20)	40	42,139
3.15%, 11/15/25 (Call 05/15/20)	135	142,464
5.38%, 03/01/41 (Call 09/01/20)	110	133,219
Flowserve Corp., 4.00%, 11/15/23 (Call 05/15/20)	20	20,082
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/20)(b)	50	42,552
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 08/15/20)(b)(e)	100	89,023
John Deere Capital Corp.
1.95%, 06/13/22	315	320,330
2.05%, 01/09/25	25	25,841
2.15%, 09/08/22	75	77,061
2.25%, 09/14/26	280	292,606
2.30%, 06/07/21	238	241,349
2.45%, 01/09/30	105	110,487
2.60%, 03/07/24	85	89,019
2.65%, 01/06/22	207	212,326
2.65%, 06/24/24	135	142,240
2.65%, 06/10/26	103	109,571
2.70%, 01/06/23	40	41,553
2.80%, 01/27/23	50	52,330
2.80%, 03/06/23	331	346,898
2.80%, 09/08/27	205	223,116
2.80%, 07/18/29	175	189,240
2.95%, 04/01/22	140	144,943
3.05%, 01/06/28	25	27,121
3.13%, 09/10/21	230	236,401
3.15%, 10/15/21	25	25,669
3.20%, 01/10/22	26	26,914
3.35%, 06/12/24	80	86,340
3.40%, 09/11/25	9	9,842
3.45%, 06/07/23	110	117,483
3.45%, 03/13/25	340	373,415
3.45%, 03/07/29	117	131,612
3.65%, 10/12/23	31	33,586
3.90%, 07/12/21	50	51,688
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(b)	50	36,718
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 10/01/20)(b)	64	58,012
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/20)(b)	65	67,215
Nvent Finance Sarl
3.95%, 04/15/23 (Call 10/15/20)	150	153,175
4.55%, 04/15/28 (Call 10/15/20)	165	175,359

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Oshkosh Corp., 4.60%, 05/15/28 (Call 05/15/20)	$130	$136,469
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 10/05/20)(b)	14	14,263
2.57%, 02/15/30 (Call 08/15/20)(b)	12	12,099
3.11%, 02/15/40 (Call 08/15/20)(b)	6	5,921
3.36%, 02/15/50 (Call 08/15/20)(b)	200	203,904
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 06/15/20)(b)	75	73,377
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 09/01/20)	15	15,750
3.50%, 03/01/29 (Call 09/01/20)	297	329,768
4.20%, 03/01/49 (Call 09/01/20)	70	88,119
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/20)(b)	100	101,760
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/20)(b)	73	73,161
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	50	50,019
Terex Corp., 5.63%, 02/01/25 (Call 08/01/20)(b)(d)	100	90,915
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 10/15/20)(b)	100	93,359
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 05/15/20)	175	170,394
4.40%, 03/15/24 (Call 09/15/20)	155	156,273
4.95%, 09/15/28 (Call 09/15/20)	160	158,976
Xylem Inc./NY
3.25%, 11/01/26 (Call 05/01/20)	165	176,637
4.38%, 11/01/46 (Call 05/01/20)	70	75,281

		12,426,128

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 09/19/20)	80	80,830
2.00%, 06/26/22	245	251,130
2.00%, 02/14/25 (Call 08/14/20)	50	51,847
2.25%, 03/15/23 (Call 09/15/20)	110	114,269
2.25%, 09/19/26 (Call 09/19/20)	135	141,440
2.38%, 08/26/29 (Call 08/26/20)	65	67,573
2.88%, 10/15/27 (Call 10/15/20)	425	466,008
3.00%, 09/14/21 (Call 09/14/20)	65	66,776
3.00%, 08/07/25	199	216,245
3.13%, 09/19/46 (Call 09/19/20)	165	177,017
3.25%, 02/14/24 (Call 08/14/20)	134	145,130
3.25%, 08/26/49 (Call 08/26/20)	68	75,901
3.38%, 03/01/29 (Call 09/01/20)	100	112,413
3.63%, 09/14/28 (Call 09/14/20)	137	155,831
3.63%, 10/15/47 (Call 10/15/20)	195	223,107
3.88%, 06/15/44	130	152,593
4.00%, 09/14/48 (Call 09/14/20)	108	133,890
5.70%, 03/15/37	60	82,426
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/20)(b)	50	46,418
5.63%, 07/01/27 (Call 07/01/20)(b)	100	101,008
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 09/01/20)	7	6,429
3.50%, 12/01/24 (Call 06/01/20)	100	102,853
3.75%, 11/15/22 (Call 05/15/20)	75	76,852
3.75%, 12/01/27 (Call 06/01/20)	5	5,106
Eaton Corp.
2.75%, 11/02/22	324	335,019
3.10%, 09/15/27 (Call 09/15/20)	50	53,045
4.00%, 11/02/32	114	129,062
4.15%, 11/02/42	325	375,245

Security	Par (000)	Value

Manufacturing (continued)
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/20)	$75	$73,112
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 05/15/20)(b)	115	94,869
FXI Holdings Inc., 7.88%, 11/01/24 (Call 05/01/20)(b)	80	58,284
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 07/15/20)(b)	100	90,927
General Electric Co.
2.70%, 10/09/22	210	211,651
3.10%, 01/09/23	200	203,566
3.15%, 09/07/22	268	273,507
3.38%, 03/11/24	75	77,579
3.45%, 05/15/24 (Call 05/15/20)	136	139,658
3.63%, 05/01/30 (Call 11/01/20)	400	401,964
4.13%, 10/09/42	25	24,661
4.35%, 05/01/50 (Call 11/01/20)	600	604,116
4.65%, 10/17/21	1,376	1,428,178
5.55%, 01/05/26	30	33,684
5.88%, 01/14/38	605	690,493
6.15%, 08/07/37	170	200,976
6.75%, 03/15/32	567	702,887
6.88%, 01/10/39	405	506,230
Hillenbrand Inc., 4.50%, 09/15/26 (Call 09/15/20)	35	32,050
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 05/15/20)	166	180,580
3.50%, 03/01/24 (Call 09/01/20)	115	125,048
3.90%, 09/01/42 (Call 09/01/20)	349	415,889
4.88%, 09/15/41 (Call 09/15/20)	50	65,782
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 08/21/20)	198	212,735
4.25%, 06/15/23	160	172,498
5.75%, 06/15/43	83	103,477
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 09/21/20)	349	369,793
3.55%, 11/01/24 (Call 05/01/20)	60	63,758
3.80%, 03/21/29 (Call 09/21/20)	275	297,470
4.50%, 03/21/49 (Call 09/21/20)	30	35,029
4.65%, 11/01/44 (Call 05/01/20)	90	103,719
Koppers Inc., 6.00%, 02/15/25 (Call 08/15/20)(b)	104	85,058
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(d)	75	69,909
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 06/14/20)	100	102,226
3.25%, 03/01/27 (Call 09/01/20)	235	245,718
3.25%, 06/14/29 (Call 06/14/20)	55	58,409
3.30%, 11/21/24 (Call 05/21/20)	74	77,752
3.50%, 09/15/22	30	31,388
4.00%, 06/14/49 (Call 06/14/20)	215	240,329
4.10%, 03/01/47 (Call 09/01/20)	24	26,769
4.20%, 11/21/34 (Call 05/21/20)	139	157,359
4.45%, 11/21/44 (Call 05/21/20)	90	103,093
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 07/01/20)	160	171,091
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(b)	250	258,550
2.90%, 05/27/22(b)	250	258,855
3.25%, 05/27/25(b)	250	267,332
3.30%, 09/15/46(b)	700	764,757
4.20%, 03/16/47(b)	260	331,763
6.13%, 08/17/26(b)	150	184,146
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(c)	210	213,265

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc.
3.38%, 03/01/28 (Call 09/01/20)	$50	$48,778
3.65%, 03/15/27 (Call 09/15/20)	437	435,195
3.90%, 09/17/29 (Call 09/17/20)	95	96,041
4.00%, 03/15/26 (Call 09/15/20)	100	99,506
4.30%, 03/01/24 (Call 09/01/20)	74	77,778
Trinity Industries Inc., 4.55%, 10/01/24 (Call 10/01/20)	200	184,054

		16,528,754

Media — 1.3%
Altice Financing SA
5.00%, 01/15/28 (Call 07/15/20)(b)	200	193,930
7.50%, 05/15/26 (Call 07/15/20)(b)	600	625,944
AMC Networks Inc.
4.75%, 12/15/22 (Call 06/15/20)	50	49,465
4.75%, 08/01/25 (Call 08/01/20)	155	143,051
5.00%, 04/01/24 (Call 10/01/20)	75	72,830
Belo Corp.
7.25%, 09/15/27	50	49,487
7.75%, 06/01/27	30	31,050
Block Communications Inc., 4.88%, 03/01/28 (Call 09/01/20)(b)	15	14,966
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(c)	200	190,016
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 09/01/20)(b)	75	75,973
4.50%, 08/15/30 (Call 08/15/20)(b)	335	339,476
4.50%, 05/01/32 (Call 11/01/20)(b)	205	203,879
4.75%, 03/01/30 (Call 09/01/20)(b)	525	535,442
5.00%, 02/01/28 (Call 08/01/20)(b)	425	436,832
5.13%, 05/01/23 (Call 05/01/20)(b)	125	126,601
5.13%, 05/01/27 (Call 05/01/20)(b)	575	597,281
5.38%, 05/01/25 (Call 05/01/20)(b)	100	102,684
5.38%, 06/01/29 (Call 06/01/20)(b)	300	316,419
5.50%, 05/01/26 (Call 05/01/20)(b)	265	274,908
5.75%, 02/15/26 (Call 08/15/20)(b)	450	469,201
5.88%, 04/01/24 (Call 10/01/20)(b)	275	282,727
5.88%, 05/01/27 (Call 05/01/20)(b)	190	198,035
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/20)(b)	75	39,724
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/20)	405	398,803
3.75%, 02/15/28 (Call 08/15/20)	206	221,108
4.20%, 03/15/28 (Call 09/15/20)	429	475,212
4.46%, 07/23/22 (Call 07/23/20)	220	231,790
4.50%, 02/01/24 (Call 08/01/20)	20	21,692
4.80%, 03/01/50 (Call 09/01/20)	400	452,800
4.91%, 07/23/25 (Call 07/23/20)	1,025	1,158,486
5.05%, 03/30/29 (Call 09/30/20)	114	133,749
5.13%, 07/01/49 (Call 07/01/20)	195	233,544
5.38%, 04/01/38 (Call 10/01/20)	110	129,337
5.38%, 05/01/47 (Call 05/01/20)	240	289,954
5.75%, 04/01/48 (Call 10/01/20)	451	570,556
6.38%, 10/23/35 (Call 10/23/20)	331	426,239
6.48%, 10/23/45 (Call 10/23/20)	699	927,818
6.83%, 10/23/55 (Call 10/23/20)	159	214,079
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/20)(b)	150	141,084
9.25%, 02/15/24 (Call 08/15/20)(b)	315	261,945
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	75	90,954

Security	Par (000)	Value

Media (continued)
Comcast Corp.
1.63%, 01/15/22 (Call 07/15/20)	$50	$50,807
2.35%, 01/15/27 (Call 07/15/20)	575	597,983
2.65%, 02/01/30 (Call 08/01/20)	320	340,461
2.75%, 03/01/23 (Call 09/01/20)	246	258,553
2.85%, 01/15/23	130	136,750
3.00%, 02/01/24 (Call 08/01/20)	175	186,723
3.10%, 04/01/25 (Call 10/01/20)	55	59,533
3.13%, 07/15/22	53	55,776
3.15%, 03/01/26 (Call 09/01/20)	125	136,309
3.15%, 02/15/28 (Call 08/15/20)	244	265,787
3.20%, 07/15/36 (Call 07/15/20)	435	472,880
3.25%, 11/01/39 (Call 05/01/20)	225	245,088
3.30%, 02/01/27 (Call 08/01/20)	232	253,794
3.38%, 02/15/25 (Call 08/15/20)	190	207,246
3.38%, 08/15/25 (Call 08/15/20)	300	328,815
3.40%, 04/01/30 (Call 10/01/20)	730	819,396
3.40%, 07/15/46 (Call 07/15/20)	670	740,859
3.45%, 02/01/50 (Call 08/01/20)	325	362,736
3.55%, 05/01/28 (Call 05/01/20)	205	229,508
3.60%, 03/01/24	193	210,549
3.70%, 04/15/24 (Call 10/15/20)	335	365,944
3.90%, 03/01/38 (Call 09/01/20)	167	194,704
3.95%, 10/15/25 (Call 10/15/20)	560	631,680
3.97%, 11/01/47 (Call 05/01/20)	234	275,350
4.00%, 08/15/47 (Call 08/15/20)	275	326,109
4.00%, 03/01/48 (Call 09/01/20)	175	209,722
4.00%, 11/01/49 (Call 05/01/20)	355	421,452
4.05%, 11/01/52 (Call 05/01/20)	201	243,781
4.15%, 10/15/28 (Call 10/15/20)	589	688,376
4.20%, 08/15/34 (Call 08/15/20)	270	327,599
4.25%, 10/15/30 (Call 10/15/20)	390	468,967
4.25%, 01/15/33	342	413,081
4.40%, 08/15/35 (Call 08/15/20)	250	309,917
4.50%, 01/15/43	220	272,252
4.60%, 10/15/38 (Call 10/15/20)	327	411,840
4.60%, 08/15/45 (Call 08/15/20)	185	237,200
4.65%, 07/15/42	118	150,463
4.70%, 10/15/48 (Call 10/15/20)	758	996,725
4.75%, 03/01/44	185	240,779
4.95%, 10/15/58 (Call 10/15/20)	438	621,785
5.65%, 06/15/35	5	7,022
6.40%, 05/15/38	35	50,810
6.45%, 03/15/37	81	117,976
6.50%, 11/15/35	240	362,436
6.95%, 08/15/37	105	158,537
Cox Communications Inc.
2.95%, 06/30/23 (Call 06/30/20)(b)	156	162,146
3.15%, 08/15/24 (Call 08/15/20)(b)	184	194,181
3.25%, 12/15/22(b)	295	307,133
3.35%, 09/15/26 (Call 09/15/20)(b)	215	229,358
3.50%, 08/15/27 (Call 08/15/20)(b)	198	209,486
3.85%, 02/01/25 (Call 08/01/20)(b)	125	134,606
4.60%, 08/15/47 (Call 08/15/20)(b)	250	286,427
4.70%, 12/15/42(b)	205	223,013
8.38%, 03/01/39(b)	25	37,860
CSC Holdings LLC
5.25%, 06/01/24	139	145,564
5.38%, 07/15/23 (Call 07/15/20)(b)	200	202,270
5.38%, 02/01/28 (Call 08/01/20)(b)	200	207,436

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 05/15/26 (Call 05/15/20)(b)	$200	$207,850
5.50%, 04/15/27 (Call 10/15/20)(b)	200	208,122
5.75%, 01/15/30 (Call 07/15/20)(b)	400	415,916
5.88%, 09/15/22	74	77,311
6.50%, 02/01/29 (Call 08/01/20)(b)	400	437,240
6.63%, 10/15/25 (Call 07/15/20)(b)	200	209,272
6.75%, 11/15/21	150	156,415
7.50%, 04/01/28 (Call 09/15/20)(b)	200	220,110
10.88%, 10/15/25 (Call 07/15/20)(b)	250	270,290
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/20)(b)	100	81,605
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/20)(b)	500	380,125
6.63%, 08/15/27 (Call 08/15/20)(b)(d)	285	156,340
Discovery Communications LLC
2.95%, 03/20/23 (Call 09/20/20)	96	98,806
3.30%, 05/15/22	150	153,864
3.45%, 03/15/25 (Call 09/15/20)	143	147,043
3.90%, 11/15/24 (Call 05/15/20)	60	63,272
3.95%, 06/15/25 (Call 06/15/20)	88	93,151
3.95%, 03/20/28 (Call 09/20/20)	411	432,906
4.13%, 05/15/29 (Call 05/15/20)(d)	200	211,052
4.88%, 04/01/43	225	243,925
4.90%, 03/11/26 (Call 09/11/20)	150	163,312
4.95%, 05/15/42	40	43,494
5.00%, 09/20/37 (Call 09/20/20)	189	207,794
5.20%, 09/20/47 (Call 09/20/20)	124	141,353
5.30%, 05/15/49 (Call 05/15/20)	250	289,357
6.35%, 06/01/40	100	122,837
DISH DBS Corp.
5.00%, 03/15/23	264	251,690
5.88%, 07/15/22	350	351,932
5.88%, 11/15/24	350	337,053
6.75%, 06/01/21	400	400,668
7.75%, 07/01/26(d)	325	320,125
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/20)(b)	65	47,785
7.25%, 11/01/24 (Call 05/01/20)(b)	100	63,004
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(b)	75	64,140
Fox Corp.
4.03%, 01/25/24 (Call 07/25/20)	380	410,408
4.71%, 01/25/29 (Call 07/25/20)	238	276,777
5.48%, 01/25/39 (Call 07/25/20)	358	452,365
5.58%, 01/25/49 (Call 07/25/20)	140	190,873
GCI LLC, 6.88%, 04/15/25 (Call 10/15/20)	50	51,726
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(b)	100	98,668
5.88%, 07/15/26 (Call 07/15/20)(b)	125	120,981
7.00%, 05/15/27 (Call 05/15/20)(b)	110	110,550
Grupo Televisa SAB
5.00%, 05/13/45 (Call 05/13/20)	296	290,154
5.25%, 05/24/49 (Call 05/24/20)	200	203,796
6.63%, 03/18/25	330	366,307
6.63%, 01/15/40	30	35,205
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 08/15/20)(b)	75	65,602
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 07/15/20)(b)(d)	85	74,133
5.25%, 08/15/27 (Call 08/15/20)(b)	105	96,075
6.38%, 05/01/26 (Call 08/01/20)	110	104,240

Security	Par (000)	Value

Media (continued)
8.38%, 05/01/27 (Call 05/01/20)	$250	$207,462
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/20)(b)	200	210,108
Liberty Interactive LLC
8.25%, 02/01/30	125	110,442
8.50%, 07/15/29	39	33,673
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/20)(b)	75	48,944
Meredith Corp., 6.88%, 02/01/26 (Call 08/01/20)	200	171,198
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/20)(b)	48	48,680
NBCUniversal Media LLC
2.88%, 01/15/23	250	263,705
4.45%, 01/15/43	250	310,712
5.95%, 04/01/41	160	227,875
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(b)(d)	80	78,297
5.63%, 07/15/27 (Call 07/15/20)(b)	275	262,820
Quebecor Media Inc., 5.75%, 01/15/23	125	131,701
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 08/15/20)(b)	65	64,713
6.88%, 02/15/23 (Call 08/15/20)(b)	70	69,302
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(b)(d)	39	30,649
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/20)(b)	100	85,151
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/20)(b)	175	148,645
5.50%, 03/01/30 (Call 06/01/20)(b)	100	82,992
5.63%, 08/01/24 (Call 08/01/20)(b)	75	69,048
5.88%, 03/15/26 (Call 09/15/20)(b)	50	42,932
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	135	135,751
4.63%, 05/15/23 (Call 05/15/20)(b)	65	65,376
4.63%, 07/15/24 (Call 07/15/20)(b)	240	244,896
5.00%, 08/01/27 (Call 08/01/20)(b)	270	276,820
5.38%, 04/15/25 (Call 10/15/20)(b)	225	231,952
5.38%, 07/15/26 (Call 07/15/20)(b)	150	155,965
5.50%, 07/01/29 (Call 07/01/20)(b)	205	216,322
Sky Ltd., 3.75%, 09/16/24(b)	475	520,937
TCI Communications Inc.
7.13%, 02/15/28	20	27,391
7.88%, 02/15/26	175	231,476
TEGNA Inc.
4.63%, 03/15/28 (Call 09/15/20)(b)	160	143,595
5.00%, 09/15/29 (Call 09/15/20)(b)	165	147,064
5.50%, 09/15/24 (Call 05/15/20)(b)	110	111,396
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	200	208,374
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 05/15/20)	123	128,274
4.30%, 11/23/23 (Call 05/23/20)	195	209,779
5.50%, 08/15/35	5	6,135
5.65%, 11/23/43 (Call 05/23/20)	140	171,140
5.85%, 04/15/40	82	99,377
Time Warner Cable LLC
4.00%, 09/01/21 (Call 09/01/20)	85	86,620
4.50%, 09/15/42 (Call 09/15/20)	333	354,086
5.50%, 09/01/41 (Call 09/01/20)	324	381,669
5.88%, 11/15/40 (Call 05/15/20)	121	145,536

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.55%, 05/01/37	$285	$354,722
6.75%, 06/15/39	238	311,004
7.30%, 07/01/38	133	177,119
Time Warner Entertainment Co. LP
8.38%, 03/15/23	236	272,939
8.38%, 07/15/33	291	423,929
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	145	147,102
2.35%, 12/01/22	50	51,697
2.75%, 08/16/21	60	61,333
2.95%, 06/15/27(d)	60	64,950
3.00%, 02/13/26	122	131,428
3.00%, 07/30/46	145	147,522
3.15%, 09/17/25	777	843,519
3.75%, 06/01/21	75	77,214
4.13%, 06/01/44	425	511,543
4.38%, 08/16/41	75	92,287
Series B, 7.00%, 03/01/32	33	48,182
Series E, 4.13%, 12/01/41	100	119,601
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(b)	175	167,849
5.13%, 02/15/25 (Call 08/15/20)(b)	264	233,701
9.50%, 05/01/25 (Call 11/01/20)(b)	15	15,276
UPC Holding BV, 5.50%, 01/15/28 (Call 07/15/20)(b)	200	193,726
Urban One Inc., 7.38%, 04/15/22 (Call 05/29/20)(b)	75	61,686
ViacomCBS Inc.
2.50%, 02/15/23 (Call 08/15/20)	315	315,910
2.90%, 06/01/23 (Call 06/01/20)	350	354,788
2.90%, 01/15/27 (Call 07/15/20)	213	204,109
3.38%, 03/01/22 (Call 09/01/20)	250	255,190
3.38%, 02/15/28 (Call 08/15/20)	112	109,511
3.50%, 01/15/25 (Call 07/15/20)	345	347,974
3.70%, 06/01/28 (Call 06/01/20)	137	136,429
3.88%, 04/01/24 (Call 10/01/20)	40	41,593
4.00%, 01/15/26 (Call 07/15/20)	155	160,605
4.20%, 06/01/29 (Call 06/01/20)	100	102,941
4.25%, 09/01/23 (Call 09/01/20)	150	157,554
4.38%, 03/15/43	175	170,389
4.85%, 07/01/42 (Call 07/01/20)	233	234,333
4.90%, 08/15/44 (Call 08/15/20)	195	196,234
5.25%, 04/01/44 (Call 10/01/20)	160	170,984
5.85%, 09/01/43 (Call 09/01/20)	270	305,354
5.88%, 02/28/57 (Call 08/28/20)(a)	125	115,199
5.90%, 10/15/40 (Call 10/15/20)	90	100,302
6.25%, 02/28/57 (Call 08/28/20)(a)	125	123,759
6.88%, 04/30/36	243	290,317
7.88%, 07/30/30	99	131,131
Videotron Ltd.
5.00%, 07/15/22	130	134,439
5.13%, 04/15/27 (Call 10/15/20)(b)	135	141,095
5.38%, 06/15/24 (Call 06/15/20)(b)	100	105,983
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(b)	200	202,634
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/20)(b)	200	209,064
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/21)(c)	200	198,564
Walt Disney Co. (The)
1.65%, 09/01/22	81	82,192
1.75%, 08/30/24 (Call 08/28/20)	674	683,200
2.00%, 09/01/29 (Call 09/01/20)	274	273,921

Security	Par (000)	Value

Media (continued)
2.75%, 09/01/49 (Call 09/01/20)	$299	$291,594
3.00%, 09/15/22	100	104,580
3.35%, 03/24/25	500	545,595
3.38%, 11/15/26 (Call 05/15/20)	280	307,703
3.70%, 09/15/24 (Call 09/15/20)	40	43,720
3.70%, 10/15/25 (Call 10/15/20)	325	359,447
3.80%, 03/22/30	250	288,485
4.63%, 03/23/40 (Call 09/23/20)	500	625,310
4.70%, 03/23/50 (Call 09/23/20)	400	535,436
4.75%, 09/15/44 (Call 09/15/20)	127	160,764
4.75%, 11/15/46 (Call 05/15/20)	102	130,591
4.95%, 10/15/45 (Call 10/15/20)	140	185,206
5.40%, 10/01/43	77	105,328
6.15%, 03/01/37	34	48,591
6.15%, 02/15/41	7	10,083
6.20%, 12/15/34	200	285,050
6.55%, 03/15/33	103	147,300
6.65%, 11/15/37	44	65,442
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 07/15/20)(b)	200	198,354
6.00%, 01/15/27 (Call 07/15/20)(b)	150	152,785
Ziggo BV, 5.50%, 01/15/27 (Call 07/15/20)(b)	270	274,909

		60,998,910

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/20)(b)	70	69,196
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 06/15/20)(b)	125	123,527
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(b)	45	34,699
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 10/15/20)	130	99,675
Precision Castparts Corp.
2.50%, 01/15/23 (Call 07/15/20)	150	155,172
3.25%, 06/15/25 (Call 06/15/20)	376	409,107
4.38%, 06/15/45 (Call 06/15/20)	70	84,284
Timken Co. (The), 4.50%, 12/15/28 (Call 06/15/20)	105	112,929
Valmont Industries Inc., 5.25%, 10/01/54 (Call 10/01/20)	115	113,236

		1,201,825

Mining — 0.4%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/20)(b)	200	193,968
6.75%, 09/30/24 (Call 09/30/20)(b)(d)	240	242,165
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	75	77,513
Anglo American Capital PLC
3.63%, 09/11/24(b)	10	10,021
4.00%, 09/11/27(b)	5	4,996
4.13%, 09/27/22(b)	200	203,130
4.50%, 03/15/28 (Call 09/15/20)(b)	315	322,002
4.88%, 05/14/25(b)	5	5,262
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250	257,967
Arconic Corp.
6.00%, 05/15/25(b)	30	30,231
6.13%, 02/15/28 (Call 08/15/20)(b)	105	99,526
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(b)(d)	100	95,184
Barrick Gold Corp.
5.25%, 04/01/42	140	180,613
6.45%, 10/15/35	50	63,110

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$125	$166,475
5.75%, 05/01/43	194	270,541
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	115	155,474
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	175,398
4.13%, 02/24/42	15	18,726
5.00%, 09/30/43	573	784,328
6.42%, 03/01/26	100	127,632
Century Aluminum Co., 7.50%, 06/01/21 (Call 05/29/20)(b)	50	45,141
Chinalco Capital Holdings Ltd., 4.00%, 08/25/21(c)	200	198,076
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/20)	50	46,135
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 07/15/20)(b)	51	50,034
6.75%, 12/01/27 (Call 06/01/20)(b)	75	74,188
Constellium SE, 5.88%, 02/15/26 (Call 08/15/20)(b)	250	237,992
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(c)	200	202,334
3.70%, 01/30/50 (Call 07/30/49)(c)	200	182,690
4.38%, 02/05/49 (Call 08/05/48)(c)	200	205,332
4.50%, 08/13/23(c)	100	104,283
4.50%, 09/16/25(c)	400	426,612
4.50%, 08/01/47 (Call 02/01/47)(c)	450	469,746
4.88%, 11/04/44(c)	200	214,310
5.63%, 10/18/43(c)	400	469,672
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 06/01/20)(b)	79	84,309
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(c)	200	176,246
7.25%, 04/01/23 (Call 10/01/20)(c)	200	181,496
7.50%, 04/01/25 (Call 04/01/21)(c)	600	528,216
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 09/15/20)(b)	85	83,157
4.75%, 05/15/22 (Call 05/15/20)(b)	150	150,343
5.13%, 03/15/23 (Call 09/15/20)(b)	65	65,588
5.13%, 05/15/24 (Call 05/15/20)(b)	125	126,947
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 09/01/20)	36	36,319
3.88%, 03/15/23 (Call 09/15/20)	305	305,546
4.13%, 03/01/28 (Call 09/01/20)	100	92,803
4.25%, 03/01/30 (Call 09/01/20)	100	93,248
4.55%, 11/14/24 (Call 05/14/20)	125	125,291
5.00%, 09/01/27 (Call 09/01/20)	110	107,214
5.25%, 09/01/29 (Call 09/01/20)	110	108,703
5.40%, 11/14/34 (Call 05/14/20)	150	138,567
5.45%, 03/15/43 (Call 09/15/20)(d)	345	316,468
Fresnillo PLC, 5.50%, 11/13/23(c)(d)	200	209,576
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	334	342,387
4.95%, 11/15/21(b)	100	102,568
5.55%, 10/25/42(b)	55	56,423
6.00%, 11/15/41(b)	143	152,181
Glencore Funding LLC
3.00%, 10/27/22 (Call 10/27/20)(b)	160	159,595
3.88%, 10/27/27 (Call 10/27/20)(b)	150	149,706
4.00%, 04/16/25(b)	110	110,868
4.00%, 03/27/27 (Call 09/27/20)(b)	50	50,445
4.13%, 05/30/23(b)	350	356,765
4.13%, 03/12/24 (Call 09/12/20)(b)	310	317,936
4.63%, 04/29/24(b)	155	162,724
4.88%, 03/12/29 (Call 09/12/20)(b)	145	153,406

Security	Par (000)	Value

Mining (continued)
Hecla Mining Co., 7.25%, 02/15/28 (Call 08/15/20)	$90	$88,861
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/20)(b)	50	46,074
7.63%, 01/15/25 (Call 07/15/20)(b)	130	118,544
IAMGOLD Corp., 7.00%, 04/15/25 (Call 10/15/20)(b)	141	141,856
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(c)	200	202,618
5.71%, 11/15/23(c)	400	411,928
6.53%, 11/15/28(c)	400	433,844
Industrias Penoles SAB de CV, 5.65%, 09/12/49 (Call 03/12/49)(c)	200	190,828
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(b)	75	72,936
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 06/01/20)(b)	25	25,479
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 09/01/20)(b)	75	69,883
6.50%, 05/01/25 (Call 11/01/20)(b)	35	35,621
Kinross Gold Corp.
4.50%, 07/15/27 (Call 07/15/20)	189	197,947
5.13%, 09/01/21 (Call 09/01/20)	20	20,599
5.95%, 03/15/24 (Call 09/15/20)	160	175,691
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(c)	200	171,604
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(c)	400	432,844
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(c)	250	253,960
4.10%, 04/11/23(c)	250	258,275
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 06/15/20)(b)	75	48,751
New Gold Inc.
6.25%, 11/15/22 (Call 05/15/20)(b)	75	75,031
6.38%, 05/15/25 (Call 05/15/20)(b)	75	72,219
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 09/29/20)(b)	109	99,515
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(b)	55	56,644
Newmont Corp.
2.25%, 10/01/30 (Call 10/01/20)	175	173,294
2.80%, 10/01/29 (Call 10/01/20)	117	120,237
3.70%, 03/15/23 (Call 09/15/20)	65	67,454
4.88%, 03/15/42 (Call 09/15/20)	210	259,923
5.45%, 06/09/44 (Call 06/09/20)	10	13,249
5.88%, 04/01/35	60	83,564
6.25%, 10/01/39	228	318,190
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 05/01/20)(b)	125	12,803
Novelis Corp.
4.75%, 01/30/30 (Call 07/30/20)(b)	255	225,907
5.88%, 09/30/26 (Call 05/15/20)(b)	250	243,275
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	211,028
Rio Tinto Alcan Inc.
5.75%, 06/01/35	56	75,126
6.13%, 12/15/33	8	10,960
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 06/15/20)	695	755,639
5.20%, 11/02/40	290	392,321
7.13%, 07/15/28	90	124,157
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 08/21/20)	145	178,276

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rusal Capital DAC, 5.30%, 05/03/23	$500	$499,260
Southern Copper Corp.
3.50%, 11/08/22	30	30,176
3.88%, 04/23/25	115	119,319
5.25%, 11/08/42	255	268,278
5.88%, 04/23/45	195	218,964
6.75%, 04/16/40	133	162,217
7.50%, 07/27/35	80	102,010
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/20)(b)	25	13,094
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/20)	60	50,540
5.40%, 02/01/43 (Call 08/01/20)	50	42,398
6.00%, 08/15/40 (Call 08/15/20)	130	119,578
6.13%, 10/01/35	155	154,250
6.25%, 07/15/41 (Call 07/15/20)	230	215,409
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(c)	200	81,870
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(c)	200	73,120
6.38%, 07/30/22(c)	200	74,284
7.13%, 05/31/23(c)(d)	200	74,498

		20,722,068

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 11/01/20)	30	30,122
4.25%, 04/01/28 (Call 10/01/20)	70	70,424
5.00%, 09/01/25 (Call 09/01/20)	105	107,836
5.50%, 12/01/24 (Call 06/01/20)	100	107,336
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 05/15/20)	21	18,073
4.63%, 03/15/24 (Call 09/15/20)(d)	70	52,732
5.70%, 04/01/23 (Call 10/01/20)	76	61,987
Xerox Corp.
3.80%, 05/15/24	40	38,994
4.07%, 03/17/22	50	49,503
4.13%, 03/15/23 (Call 09/15/20)	111	110,367
4.50%, 05/15/21	200	200,260
4.80%, 03/01/35	25	21,306
6.75%, 12/15/39	120	115,908

		984,848

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 07/18/20)	159	173,536

Oil & Gas — 2.1%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/20)(b)	165	152,976
5.88%, 03/31/25 (Call 09/30/20)(b)	150	139,893
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/20)(b)	50	6,175
Antero Resources Corp.
5.00%, 03/01/25 (Call 09/01/20)	100	54,969
5.13%, 12/01/22 (Call 06/01/20)	184	128,548
5.38%, 11/01/21 (Call 05/01/20)	100	89,522
5.63%, 06/01/23 (Call 06/01/20)(d)	150	88,013
Apache Corp.
3.25%, 04/15/22 (Call 10/15/20)	110	100,778
4.25%, 01/15/30 (Call 07/15/20)(d)	205	159,051
4.25%, 01/15/44 (Call 07/15/20)	205	136,676
4.38%, 10/15/28 (Call 10/15/20)	35	27,977
4.75%, 04/15/43 (Call 10/15/20)	313	215,034

Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 09/01/40 (Call 09/01/20)	$380	$263,807
5.25%, 02/01/42 (Call 08/01/20)	15	10,314
5.35%, 07/01/49 (Call 07/01/20)	110	77,458
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 05/01/20)(b)	100	55,958
10.00%, 04/01/22 (Call 10/01/20)(b)	141	115,582
Baytex Energy Corp.
5.63%, 06/01/24 (Call 06/01/20)(b)	74	26,640
8.75%, 04/01/27 (Call 10/01/20)(b)	100	38,738
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/15/20)(b)(d)	60	27,700
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	206,796
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 09/16/20)	377	379,439
2.52%, 09/19/22 (Call 09/19/20)	50	50,908
2.75%, 05/10/23	185	190,210
3.00%, 02/24/50 (Call 08/24/20)	9	8,566
3.02%, 01/16/27 (Call 07/16/20)	158	161,915
3.12%, 05/04/26 (Call 05/04/20)	175	183,470
3.22%, 11/28/23 (Call 05/28/20)	50	52,365
3.22%, 04/14/24 (Call 10/14/20)	400	418,296
3.25%, 05/06/22	150	154,456
3.41%, 02/11/26 (Call 08/11/20)	200	212,434
3.59%, 04/14/27 (Call 10/14/20)	350	368,448
3.63%, 04/06/30 (Call 10/06/20)	200	215,966
3.79%, 02/06/24 (Call 08/06/20)	25	26,578
3.80%, 09/21/25 (Call 09/21/20)	110	118,863
3.94%, 09/21/28 (Call 09/21/20)	125	135,815
4.23%, 11/06/28 (Call 05/06/20)	75	83,448
BP Capital Markets PLC
2.50%, 11/06/22	140	142,838
3.06%, 03/17/22	164	168,371
3.28%, 09/19/27 (Call 09/19/20)	440	458,704
3.51%, 03/17/25	350	373,464
3.54%, 11/04/24	152	161,920
3.56%, 11/01/21	235	241,423
3.72%, 11/28/28 (Call 05/28/20)	200	213,848
3.81%, 02/10/24	25	26,606
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(c)	200	189,112
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	100	2,335
Burlington Resources LLC
5.95%, 10/15/36	30	38,480
7.20%, 08/15/31	4	5,307
California Resources Corp., 8.00%, 12/15/22 (Call 06/15/20)(b)	311	8,913
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)	100	19,192
6.25%, 04/15/23 (Call 10/15/20)	100	20,571
6.38%, 07/01/26 (Call 07/01/20)	50	8,084
8.25%, 07/15/25 (Call 07/15/20)	42	7,426
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 07/15/20)(d)	75	64,116
7.75%, 04/15/23 (Call 10/15/20)(d)	50	39,837
11.00%, 04/15/25 (Call 10/15/20)(b)(d)	90	69,703
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 07/15/20)	290	280,363
3.45%, 11/15/21 (Call 05/15/20)	140	139,971
3.85%, 06/01/27 (Call 06/01/20)	145	132,650

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 02/01/25 (Call 08/01/20)	$65	$62,044
4.95%, 06/01/47 (Call 06/01/20)	155	141,087
6.25%, 03/15/38	190	188,678
6.45%, 06/30/33	5	4,898
6.75%, 02/01/39	285	281,378
7.20%, 01/15/32	185	192,174
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 08/15/20)	175	154,798
3.80%, 09/15/23 (Call 09/15/20)	250	208,335
4.25%, 04/15/27 (Call 10/15/20)	105	82,567
5.25%, 06/15/37 (Call 06/15/20)	35	23,598
5.40%, 06/15/47 (Call 06/15/20)	94	62,476
6.75%, 11/15/39	340	241,570
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 07/15/20)(b)	75	22,496
6.88%, 04/01/27 (Call 10/01/20)(b)	100	29,654
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)	50	1,016
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 07/01/20)(b)	357	10,706
Chevron Corp.
2.10%, 05/16/21 (Call 05/16/20)	375	379,069
2.36%, 12/05/22 (Call 06/05/20)	560	578,015
2.50%, 03/03/22 (Call 09/03/20)	208	214,290
2.57%, 05/16/23 (Call 05/16/20)	48	50,100
2.90%, 03/03/24 (Call 09/03/20)	270	286,964
2.95%, 05/16/26 (Call 05/16/20)	420	457,044
3.19%, 06/24/23 (Call 06/24/20)	210	222,434
3.33%, 11/17/25 (Call 05/17/20)	175	192,762
Cimarex Energy Co.
3.90%, 05/15/27 (Call 05/15/20)	275	243,111
4.38%, 03/15/29 (Call 09/15/20)	53	46,090
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	600	647,274
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	300	308,223
3.00%, 05/09/23	400	411,432
4.25%, 05/09/43	200	231,544
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	215,676
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	600	639,810
4.38%, 05/02/28	200	226,612
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	200	252,954
CNPC General Capital Ltd., 3.95%, 04/19/22(b)	200	207,264
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/29/20)	153	152,096
7.25%, 03/14/27 (Call 09/14/20)(b)	75	67,128
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(b)	115	95,755
9.75%, 08/15/26 (Call 08/15/20)	150	129,628
Concho Resources Inc.
3.75%, 10/01/27 (Call 10/01/20)	210	205,676
4.30%, 08/15/28 (Call 08/15/20)	75	76,283
4.38%, 01/15/25 (Call 07/15/20)	220	218,108
4.85%, 08/15/48 (Call 08/15/20)	135	134,325
4.88%, 10/01/47 (Call 10/01/20)	132	131,159
ConocoPhillips
5.90%, 10/15/32	90	119,784
5.90%, 05/15/38	89	118,790
6.50%, 02/01/39	453	646,232
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/20)	315	372,412

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 03/15/26 (Call 09/15/20)	$295	$340,182
5.95%, 03/15/46 (Call 09/15/20)	95	132,131
ConocoPhillips Holding Co., 6.95%, 04/15/29	463	616,947
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 06/01/20)	360	299,984
4.38%, 01/15/28 (Call 07/15/20)	120	92,345
4.50%, 04/15/23 (Call 10/15/20)	150	132,876
4.90%, 06/01/44 (Call 06/01/20)	139	96,552
5.00%, 09/15/22 (Call 05/29/20)	349	327,282
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(b)	175	141,592
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/15/20)(b)	100	81,914
5.75%, 02/15/28 (Call 08/15/20)(b)	100	84,484
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(b)	94	16,547
9.00%, 05/15/21 (Call 05/15/20)(b)	150	26,547
9.25%, 03/31/22 (Call 09/30/20)(b)(d)	52	9,430
Devon Energy Corp.
4.75%, 05/15/42 (Call 05/15/20)	228	181,853
5.00%, 06/15/45 (Call 06/15/20)	194	159,377
5.60%, 07/15/41 (Call 07/15/20)	157	128,260
5.85%, 12/15/25 (Call 06/15/20)	330	323,826
7.88%, 09/30/31	9	8,980
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 06/01/20)	180	164,009
3.25%, 12/01/26 (Call 06/01/20)	175	151,671
3.50%, 12/01/29 (Call 06/01/20)	315	272,632
5.38%, 05/31/25 (Call 05/31/20)	85	81,274
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	208,880
Ecopetrol SA
4.13%, 01/16/25	350	332,514
5.38%, 06/26/26 (Call 06/26/20)	460	456,679
5.88%, 09/18/23	550	561,214
5.88%, 05/28/45	620	549,518
7.38%, 09/18/43	300	310,521
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(c)	600	577,458
4.50%, 09/14/47 (Call 03/14/47)(c)	250	223,317
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 07/30/20)(b)	100	88,316
5.75%, 01/30/28 (Call 07/30/20)(b)	165	147,106
Energen Corp., 4.63%, 09/01/21 (Call 09/01/20)	75	71,309
Eni SpA
5.70%, 10/01/40(b)	100	101,337
Series X-R, 4.00%, 09/12/23(b)	280	288,148
Series X-R, 4.75%, 09/12/28(b)	220	228,281
Eni USA Inc., 7.30%, 11/15/27	67	78,776
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 10/15/20)(b)	125	36,229
EOG Resources Inc.
2.63%, 03/15/23 (Call 09/15/20)	23	23,552
3.15%, 04/01/25 (Call 10/01/20)	67	70,515
3.90%, 04/01/35 (Call 10/01/20)	165	178,147
4.15%, 01/15/26 (Call 07/15/20)	75	82,869
4.95%, 04/15/50 (Call 10/15/20)	5	6,030
EQT Corp.
3.00%, 10/01/22 (Call 10/01/20)	135	127,372
3.90%, 10/01/27 (Call 10/01/20)	215	180,746
4.88%, 11/15/21	145	140,650
6.13%, 02/01/25 (Call 08/01/20)	150	143,818

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 02/01/30 (Call 08/01/20)	$125	$117,437
Equinor ASA
2.45%, 01/17/23	446	457,752
2.65%, 01/15/24	379	393,758
2.75%, 11/10/21	200	203,886
3.15%, 01/23/22	610	627,220
3.25%, 11/10/24	212	229,172
3.25%, 11/18/49 (Call 05/18/20)	73	76,880
3.63%, 09/10/28 (Call 09/10/20)	239	264,485
3.70%, 03/01/24	474	512,408
3.95%, 05/15/43	173	191,220
4.25%, 11/23/41	92	105,009
4.80%, 11/08/43	133	161,300
5.10%, 08/17/40	139	176,695
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 08/01/20)(b)	125	20,575
7.38%, 05/15/24 (Call 05/15/20)(b)	50	7,819
Exxon Mobil Corp.
1.57%, 04/15/23	600	607,164
1.90%, 08/16/22	81	82,788
2.02%, 08/16/24 (Call 08/16/20)	116	119,422
2.28%, 08/16/26 (Call 08/16/20)	109	112,880
2.40%, 03/06/22 (Call 09/06/20)	250	256,130
2.44%, 08/16/29 (Call 08/16/20)	100	103,425
2.61%, 10/15/30 (Call 10/15/20)	200	208,590
2.71%, 03/06/25 (Call 09/06/20)	607	637,927
2.73%, 03/01/23 (Call 09/01/20)	253	264,393
2.99%, 03/19/25 (Call 09/19/20)	600	640,740
3.00%, 08/16/39 (Call 08/16/20)	105	107,640
3.04%, 03/01/26 (Call 09/01/20)	318	340,791
3.10%, 08/16/49 (Call 08/16/20)	175	180,920
3.29%, 03/19/27 (Call 09/19/20)	400	436,024
3.45%, 04/15/51 (Call 10/15/20)	450	493,200
3.48%, 03/19/30 (Call 09/19/20)	1,000	1,115,000
3.57%, 03/06/45 (Call 09/06/20)	215	235,872
4.11%, 03/01/46 (Call 09/01/20)	299	355,933
4.23%, 03/19/40 (Call 09/19/20)	800	959,192
4.33%, 03/19/50 (Call 09/19/20)	600	735,066
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(c)	200	208,408
6.51%, 03/07/22(c)	315	334,275
7.29%, 08/16/37(c)	600	825,120
8.63%, 04/28/34(c)	100	147,575
Global Marine Inc., 7.00%, 06/01/28	50	12,734
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/20)(b)	45	27,854
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)	100	49,729
6.38%, 05/15/25 (Call 05/15/20)	110	52,076
6.38%, 01/15/26 (Call 07/15/20)	100	45,990
6.63%, 05/01/23 (Call 05/01/20)	50	26,544
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(c)	200	214,988
Hess Corp.
3.50%, 07/15/24 (Call 07/15/20)	65	58,850
4.30%, 04/01/27 (Call 10/01/20)	75	67,985
5.60%, 02/15/41	258	227,035
5.80%, 04/01/47 (Call 10/01/20)	85	74,472
6.00%, 01/15/40	62	56,196
7.13%, 03/15/33	80	73,241

Security	Par (000)	Value

Oil & Gas (continued)
7.30%, 08/15/31	$125	$116,188
7.88%, 10/01/29	54	51,893
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 10/15/20)(d)	50	14,803
8.75%, 06/15/25 (Call 06/15/20)(d)	50	14,574
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(b)	75	42,156
5.75%, 10/01/25 (Call 10/01/20)(b)	75	41,420
6.25%, 11/01/28 (Call 05/01/20)(b)	120	62,243
HollyFrontier Corp., 5.88%, 04/01/26 (Call 10/01/20)	324	332,904
Husky Energy Inc.
4.00%, 04/15/24 (Call 10/15/20)	110	101,743
4.40%, 04/15/29 (Call 10/15/20)	202	164,093
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	400	398,820
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 08/15/20)(b)	110	102,155
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/20)(b)	200	122,990
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/20)	70	60,439
KazMunayGas National Co. JSC
3.88%, 04/19/22(c)	600	591,906
4.75%, 04/19/27(c)	400	388,812
5.38%, 04/24/30(c)	200	198,000
5.75%, 04/19/47(c)	200	199,396
6.38%, 10/24/48(c)	200	209,074
Korea National Oil Corp., 4.00%, 01/23/24(c)	200	215,488
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 07/15/20)(d)	105	44,503
10.13%, 01/15/28 (Call 07/15/20)(d)	60	24,466
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 07/01/20)(b)	25	3,481
Lukoil International Finance BV
4.56%, 04/24/23(c)	400	416,052
4.75%, 11/02/26(c)	400	429,452
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/20)(b)	50	40,305
Marathon Oil Corp.
2.80%, 11/01/22 (Call 05/01/20)	228	214,395
3.85%, 06/01/25 (Call 06/01/20)	50	42,985
4.40%, 07/15/27 (Call 07/15/20)	125	96,571
5.20%, 06/01/45 (Call 06/01/20)	135	97,732
6.60%, 10/01/37	240	187,978
6.80%, 03/15/32	125	99,691
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 09/15/20)	438	421,544
3.80%, 04/01/28 (Call 10/01/20)	135	126,673
4.50%, 05/01/23 (Call 11/01/20)	355	355,639
4.50%, 04/01/48 (Call 10/01/20)	60	51,435
4.70%, 05/01/25 (Call 11/01/20)	200	201,414
4.75%, 12/15/23 (Call 06/15/20)	104	105,393
4.75%, 09/15/44 (Call 09/15/20)	270	246,561
5.00%, 09/15/54 (Call 09/15/20)	15	12,609
5.13%, 12/15/26 (Call 06/15/20)	122	123,801
5.38%, 10/01/22 (Call 10/01/20)	525	510,699
5.85%, 12/15/45 (Call 06/15/20)	100	93,260
6.50%, 03/01/41 (Call 09/01/20)	159	167,413
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/20)	155	78,016
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 07/30/20)(b)	400	239,300

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
MEG Energy Corp.
6.50%, 01/15/25 (Call 07/15/20)(b)	$62	$50,741
7.00%, 03/31/24 (Call 09/30/20)(b)	120	83,825
7.13%, 02/01/27 (Call 08/01/20)(b)	190	130,558
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/20)	90	72,863
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 07/15/20)(b)	775	260,501
10.50%, 05/15/27 (Call 05/15/20)(b)	95	35,212
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	190	175,208
Murphy Oil Corp.
4.45%, 12/01/22 (Call 06/01/20)	100	79,845
5.75%, 08/15/25 (Call 08/15/20)	100	68,668
5.88%, 12/01/27 (Call 06/01/20)	90	61,283
5.88%, 12/01/42 (Call 06/01/20)	100	57,548
6.88%, 08/15/24 (Call 08/15/20)	50	35,699
7.05%, 05/01/29	75	48,124
Nabors Industries Inc.
4.63%, 09/15/21	11	6,999
5.10%, 09/15/23 (Call 09/15/20)	75	20,393
5.50%, 01/15/23 (Call 07/15/20)(d)	100	38,039
5.75%, 02/01/25 (Call 08/01/20)	125	28,501
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/20)(b)	100	37,663
7.50%, 01/15/28 (Call 07/15/20)(b)	50	19,969
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/20)(b)	200	132,886
Newfield Exploration Co.
5.38%, 01/01/26 (Call 07/01/20)	160	111,547
5.63%, 07/01/24	75	52,649
5.75%, 01/30/22	115	98,427
Nexen Inc.
5.88%, 03/10/35	85	116,725
6.40%, 05/15/37	500	695,535
7.50%, 07/30/39	210	333,108
7.88%, 03/15/32	30	45,675
Noble Energy Inc.
3.85%, 01/15/28 (Call 07/15/20)	160	124,886
3.90%, 11/15/24 (Call 05/15/20)	150	134,526
4.20%, 10/15/49 (Call 10/15/20)	16	11,007
4.95%, 08/15/47 (Call 08/15/20)	104	73,468
5.05%, 11/15/44 (Call 05/15/20)	70	51,372
5.25%, 11/15/43 (Call 05/15/20)	175	132,506
6.00%, 03/01/41 (Call 09/01/20)	287	228,610
Noble Holding International Ltd.
5.25%, 03/15/42	75	707
6.05%, 03/01/41(d)	75	410
6.20%, 08/01/40	125	683
7.75%, 01/15/24 (Call 07/15/20)	55	2,312
7.88%, 02/01/26 (Call 08/01/20)(b)	100	23,255
7.95%, 04/01/25 (Call 10/01/20)(d)	75	340
8.95%, 04/01/45 (Call 10/01/20)	50	410
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/20)(c)	200	48,202
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/20)(b)(d)	115	14,929
6.88%, 03/15/22 (Call 05/29/20)	139	20,283
6.88%, 01/15/23 (Call 07/15/20)	75	10,682
Occidental Petroleum Corp. 2.60%, 08/13/21	5	4,680

Security	Par (000)	Value

Oil & Gas (continued)
2.70%, 08/15/22	$106	$92,157
2.70%, 02/15/23 (Call 08/15/20)	410	351,993
2.90%, 08/15/24 (Call 08/15/20)	515	386,271
3.13%, 02/15/22 (Call 08/15/20)	150	136,440
3.20%, 08/15/26 (Call 08/15/20)	170	122,215
3.40%, 04/15/26 (Call 10/15/20)	290	207,892
3.50%, 06/15/25 (Call 06/15/20)	25	18,021
3.50%, 08/15/29 (Call 08/15/20)	84	58,339
4.10%, 02/15/47 (Call 08/15/20)	55	31,988
4.20%, 03/15/48 (Call 09/15/20)	65	39,258
4.30%, 08/15/39 (Call 08/15/20)	140	88,473
4.40%, 04/15/46 (Call 10/15/20)	470	286,893
4.40%, 08/15/49 (Call 08/15/20)	5	3,027
4.50%, 07/15/44 (Call 07/15/20)	235	142,055
4.63%, 06/15/45 (Call 06/15/20)	90	55,632
4.85%, 03/15/21 (Call 09/15/20)	165	158,392
5.55%, 03/15/26 (Call 09/15/20)	310	241,468
6.20%, 03/15/40	125	88,998
6.45%, 09/15/36	330	243,606
6.60%, 03/15/46 (Call 09/15/20)	170	125,778
6.95%, 07/01/24	225	193,198
7.50%, 05/01/31	203	155,654
7.88%, 09/15/31	160	122,512
7.95%, 06/15/39	5	3,797
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/07/24(c)	200	195,700
8.38%, 11/07/28(c)	200	194,896
Oil India International Pte Ltd., 4.00%, 04/21/27(c)	415	383,954
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	600	569,856
Ovintiv Inc, 3.90%, 11/15/21 (Call 05/15/20)	200	181,208
Ovintiv Inc.
6.50%, 08/15/34	205	128,158
6.50%, 02/01/38	8	4,681
6.63%, 08/15/37	143	87,846
7.20%, 11/01/31	120	78,397
7.38%, 11/01/31	20	13,329
8.13%, 09/15/30	90	62,177
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	110	24,177
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 06/15/20)(b)	50	35,197
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/20)(b)	100	96,385
6.00%, 04/01/26 (Call 10/01/20)(b)	50	48,469
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 08/15/20)(b)	50	40,571
5.25%, 08/15/25 (Call 08/15/20)(b)	100	88,186
5.38%, 01/15/25 (Call 07/15/20)(b)	75	67,769
5.63%, 10/15/27 (Call 10/15/20)(b)	100	85,805
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 08/01/20)	145	96,421
5.15%, 11/15/29 (Call 05/15/20)	5	3,314
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/15/20)(b)	165	117,500
7.25%, 06/15/25 (Call 06/15/20)	150	113,753
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/20)	80	61,807
6.13%, 09/15/24 (Call 09/15/20)	100	79,193
Pertamina Persero PT
4.70%, 07/30/49(c)	100	92,997
4.88%, 05/03/22(c)	200	204,672

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 05/03/42(c)	$428	$457,284
6.45%, 05/30/44(c)	400	445,276
6.50%, 05/27/41(c)	200	223,542
6.50%, 11/07/48(c)	400	450,636
Petrobras Global Finance BV
4.38%, 05/20/23	345	334,933
5.09%, 01/15/30(b)	400	365,004
5.30%, 01/27/25	353	339,307
5.75%, 02/01/29	350	332,990
6.00%, 01/27/28	800	776,432
6.13%, 01/17/22	100	102,248
6.25%, 03/17/24	400	405,944
6.85%, 06/05/2115	350	327,495
6.88%, 01/20/40	208	204,734
6.90%, 03/19/49	400	386,160
7.25%, 03/17/44	200	200,248
7.38%, 01/17/27	779	819,422
8.75%, 05/23/26	653	720,723
Petroleos del Peru SA
4.75%, 06/19/32(c)	400	387,972
5.63%, 06/19/47(c)	400	390,484
Petroleos Mexicanos
3.50%, 01/30/23	190	165,879
4.25%, 01/15/25	15	12,315
4.50%, 01/23/26	190	146,317
4.63%, 09/21/23	350	304,822
4.88%, 01/18/24	490	422,703
5.35%, 02/12/28	395	295,227
5.50%, 06/27/44	200	130,374
5.63%, 01/23/46	700	461,958
5.95%, 01/28/31 (Call 07/28/20)(b)	1,015	736,951
6.35%, 02/12/48	600	401,778
6.38%, 01/23/45	250	167,992
6.49%, 01/23/27 (Call 07/23/20)(b)	400	324,908
6.50%, 03/13/27	1,045	848,979
6.50%, 01/23/29	200	156,222
6.50%, 06/02/41	685	458,272
6.63%, 06/15/35	280	197,422
6.63%, 06/15/38	350	238,822
6.75%, 09/21/47	685	472,581
6.84%, 01/23/30 (Call 07/23/20)(b)	855	669,414
6.88%, 08/04/26	400	331,308
7.69%, 01/23/50 (Call 07/23/20)(b)	855	626,954
Petroliam Nasional Bhd, 7.63%, 10/15/26(c)	115	146,771
Petronas Capital Ltd.
3.50%, 03/18/25(c)	600	625,116
3.50%, 04/21/30 (Call 10/21/20)(b)	300	313,290
4.50%, 03/18/45(c)	300	326,646
4.55%, 04/21/50 (Call 10/21/20)(b)	450	491,256
4.80%, 04/21/60 (Call 10/21/20)(b)	200	229,240
Phillips 66
3.90%, 03/15/28 (Call 09/15/20)	104	109,304
4.30%, 04/01/22	358	373,136
4.65%, 11/15/34 (Call 05/15/20)	232	254,149
4.88%, 11/15/44 (Call 05/15/20)	453	510,377
5.88%, 05/01/42	69	87,844
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 07/15/20)	115	116,738
4.45%, 01/15/26 (Call 07/15/20)	125	131,804

Security	Par (000)	Value

Oil & Gas (continued)
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/20)	$50	$18,825
7.13%, 01/15/26 (Call 07/15/20)(b)	75	30,017
7.75%, 12/15/23 (Call 06/15/20)	50	22,002
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(c)	200	186,806
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	450	323,793
5.13%, 10/06/24 (Call 10/06/20)(b)	200	144,216
QEP Resources Inc.
5.25%, 05/01/23 (Call 05/01/20)	125	41,875
5.38%, 10/01/22 (Call 10/01/20)	75	25,850
5.63%, 03/01/26 (Call 09/01/20)	75	23,600
6.88%, 03/01/21	50	23,988
Range Resources Corp.
4.88%, 05/15/25 (Call 05/15/20)	100	77,465
5.00%, 08/15/22 (Call 08/15/20)	100	92,627
5.00%, 03/15/23 (Call 09/15/20)(d)	125	111,686
5.88%, 07/01/22 (Call 07/01/20)	67	59,564
9.25%, 02/01/26 (Call 08/01/20)(b)	75	59,498
Reliance Holdings USA Inc., 5.40%, 02/14/22(c)	500	519,800
Reliance Industries Ltd., 4.88%, 02/10/45(c)	250	248,032
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	941	950,438
2.88%, 04/16/24(c)	600	607,194
3.50%, 04/16/29(c)	600	605,376
4.25%, 04/16/39(c)	600	620,220
4.38%, 04/16/49(c)	400	418,776
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	140	111,927
6.75%, 05/01/23 (Call 05/01/20)(b)	50	45,389
6.88%, 06/30/23 (Call 06/30/20)(b)	100	90,362
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(c)	105	26,403
Shell International Finance BV
1.75%, 09/12/21	295	296,091
1.88%, 05/10/21	130	130,569
2.00%, 11/07/24 (Call 05/07/20)	215	217,040
2.25%, 01/06/23	135	137,298
2.38%, 08/21/22	60	61,414
2.38%, 11/07/29 (Call 05/07/20)	363	365,062
2.50%, 09/12/26	183	189,189
2.88%, 05/10/26	190	201,259
3.13%, 11/07/49 (Call 05/07/20)	200	205,460
3.25%, 05/11/25	459	492,502
3.25%, 04/06/50 (Call 10/06/20)	255	263,606
3.40%, 08/12/23	199	211,282
3.50%, 11/13/23 (Call 05/13/20)	153	162,693
3.63%, 08/21/42	325	340,486
3.75%, 09/12/46	237	259,844
3.88%, 11/13/28 (Call 05/13/20)	280	313,944
4.00%, 05/10/46	209	239,017
4.13%, 05/11/35	221	254,360
4.38%, 05/11/45	636	757,005
4.55%, 08/12/43	183	218,539
5.50%, 03/25/40	208	274,928
6.38%, 12/15/38	270	389,305
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	200	206,094
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	200	207,402

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(c)	$200	$215,896
5.38%, 10/17/43(c)	200	269,120
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	400	434,312
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(c)	200	210,100
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(c)	200	199,770
2.75%, 09/29/26(c)	200	206,390
3.50%, 05/03/26(c)	200	214,498
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(c)	250	252,645
3.00%, 04/12/22(c)	564	575,207
3.63%, 04/12/27(c)	200	215,470
4.25%, 04/12/47(c)(d)	200	234,816
Sinopec Group Overseas Development 2018 Ltd.
3.44%, 11/12/49 (Call 05/11/49)(c)	200	206,594
3.75%, 09/12/23(c)	200	211,416
4.25%, 09/12/28(c)(d)	400	453,544
4.60%, 09/12/48(c)	200	248,822
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	75	24,461
5.63%, 06/01/25 (Call 06/01/20)	75	21,333
6.13%, 11/15/22 (Call 05/15/20)(d)	125	51,863
6.63%, 01/15/27 (Call 07/15/20)	80	21,838
6.75%, 09/15/26 (Call 09/15/20)(d)	100	27,142
Southwestern Energy Co.
4.10%, 03/15/22 (Call 09/15/20)	75	66,929
6.20%, 01/23/25 (Call 07/23/20)	200	177,338
7.50%, 04/01/26 (Call 10/01/20)(d)	100	89,687
7.75%, 10/01/27 (Call 10/01/20)(d)	75	65,234
Suncor Energy Inc.
3.60%, 12/01/24 (Call 06/01/20)	165	170,069
4.00%, 11/15/47 (Call 05/15/20)	150	142,921
5.95%, 12/01/34	125	125,551
5.95%, 05/15/35	11	11,441
6.50%, 06/15/38	95	103,299
6.80%, 05/15/38	325	354,897
6.85%, 06/01/39	135	150,848
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 07/15/20)	125	122,357
5.50%, 02/15/26 (Call 08/15/20)	150	144,000
5.88%, 03/15/28 (Call 09/15/20)	75	71,405
6.00%, 04/15/27 (Call 10/15/20)	80	76,112
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(c)	200	168,406
Tosco Corp., 8.13%, 02/15/30	50	68,189
Total Capital Canada Ltd., 2.75%, 07/15/23	3	3,117
Total Capital International SA
2.22%, 07/12/21 (Call 07/12/20)	100	100,895
2.43%, 01/10/25 (Call 07/10/20)	240	247,481
2.70%, 01/25/23	50	51,568
2.75%, 06/19/21	100	101,400
2.83%, 01/10/30 (Call 07/10/20)	170	176,480
2.88%, 02/17/22	225	230,456
3.46%, 02/19/29 (Call 08/19/20)	250	270,655
3.46%, 07/12/49 (Call 07/12/20)	331	350,019
3.70%, 01/15/24	15	16,095
3.75%, 04/10/24	173	186,449
Total Capital SA, 3.88%, 10/11/28	350	388,860

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/20)(b)	$67	$50,990
Transocean Inc.
6.80%, 03/15/38	175	37,041
7.25%, 11/01/25 (Call 05/01/20)(b)	100	37,909
7.50%, 01/15/26 (Call 07/15/20)(b)	100	37,793
7.50%, 04/15/31	125	26,851
8.00%, 02/01/27 (Call 08/01/20)(b)	125	49,730
8.38%, 12/15/21(d)	150	52,205
9.35%, 12/15/41	75	17,209
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/20)(b)	8	6,767
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/01/20)(b)	55	42,782
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/15/20)(b)	75	57,434
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(c)	200	101,340
Ultra Resources Inc.
6.88%, 04/15/22 (Call 10/15/20)(b)(j)	25	2
7.13%, 04/15/25 (Call 10/15/20)(b)(j)	50	680
Ultrapar International SA, 5.25%, 06/06/29(c)	200	183,104
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	100	12,197
5.40%, 12/01/42 (Call 06/01/42)	100	13,664
5.75%, 10/01/44 (Call 10/01/20)	200	15,888
5.85%, 01/15/44 (Call 07/15/43)	75	10,241
7.38%, 06/15/25 (Call 03/15/25)	75	10,042
7.75%, 02/01/26 (Call 08/01/20)	150	11,964
8.00%, 01/31/24 (Call 07/31/20)	37	3,302
Valero Energy Corp.
3.40%, 09/15/26 (Call 09/15/20)	425	423,797
3.65%, 03/15/25	35	35,846
4.00%, 04/01/29 (Call 10/01/20)	235	241,131
4.35%, 06/01/28 (Call 06/01/20)	100	102,773
4.90%, 03/15/45	290	314,296
6.63%, 06/15/37	161	196,138
7.50%, 04/15/32	142	174,268
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 09/15/20)(b)	37	24,693
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)	75	39,690
9.75%, 04/15/23 (Call 10/15/20)(b)(d)	50	25,241
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 05/01/20)(b)	85	75,523
W&T Offshore Inc., 9.75%, 11/01/23 (Call 05/01/20)(b)	85	27,979
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 09/15/20)(j)	189	19,149
6.25%, 04/01/23 (Call 10/01/20)(j)	75	7,667
6.63%, 01/15/26 (Call 07/15/20)(j)	130	13,044
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 09/05/20)(b)	155	157,463
3.70%, 09/15/26 (Call 09/15/20)(b)	145	146,319
4.50%, 03/04/29 (Call 09/04/20)(b)	328	334,183
WPX Energy Inc.
4.50%, 01/15/30 (Call 07/15/20)	135	110,622
5.25%, 09/15/24 (Call 09/15/20)	125	112,316
5.25%, 10/15/27 (Call 10/15/20)	95	82,704
5.75%, 06/01/26 (Call 06/01/20)	65	58,982
8.25%, 08/01/23 (Call 08/01/20)	100	95,425
YPF SA
6.95%, 07/21/27(c)	98	43,673

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 12/15/47 (Call 06/15/47)(c)(d)	$200	$88,278
8.50%, 03/23/21(c)	200	125,576
8.50%, 07/28/25(c)	201	96,956
8.50%, 06/27/29 (Call 03/27/29)(c)	100	45,844
8.75%, 04/04/24(c)	350	187,558

		102,512,201

Oil & Gas Services — 0.1%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/20)	40	32,806
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 10/01/20)(b)	100	75,385
6.88%, 04/01/27 (Call 10/01/20)(b)	75	56,566
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	120	123,770
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 06/15/20)	35	35,090
3.14%, 11/07/29 (Call 05/07/20)	107	99,911
3.34%, 12/15/27 (Call 06/15/20)	175	167,734
4.08%, 12/15/47 (Call 06/15/20)	400	342,720
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	50	20,766
COSL Singapore Capital Ltd., 4.50%, 07/30/25(c)	200	220,114
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 10/01/20)(b)	65	45,500
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	75	42,994
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/29/20)	75	23,173
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	50	12,368
Halliburton Co.
2.92%, 03/01/30 (Call 09/01/20)	7	5,640
3.50%, 08/01/23 (Call 08/01/20)	189	186,309
3.80%, 11/15/25 (Call 05/15/20)	180	174,109
4.75%, 08/01/43 (Call 08/01/20)	139	112,097
4.85%, 11/15/35 (Call 05/15/20)	116	101,665
5.00%, 11/15/45 (Call 05/15/20)	555	457,159
6.70%, 09/15/38	185	187,897
7.45%, 09/15/39	29	30,354
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/20)(b)	90	5,677
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 10/01/20)(b)	200	63,940
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/01/20)(b)	25	9,326
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 06/01/20)	132	124,075
3.60%, 12/01/29 (Call 06/01/20)	120	97,733
3.95%, 12/01/42 (Call 06/01/20)	70	48,506
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 05/01/20)(b)	70	13,426
Oceaneering International Inc.
4.65%, 11/15/24 (Call 05/15/20)	50	25,834
6.00%, 02/01/28 (Call 08/01/20)	100	51,291
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 05/20/20)(b)	285	281,591
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 05/01/20)(b)	70	70,715
3.90%, 05/17/28 (Call 05/17/20)(b)	371	357,254
4.00%, 12/21/25 (Call 06/21/20)(b)	12	12,125
4.30%, 05/01/29 (Call 05/01/20)(b)	100	98,229

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
3.30%, 09/14/21 (Call 09/14/20)(b)	$125	$125,642
3.65%, 12/01/23 (Call 06/01/20)	23	23,435
SESI LLC
7.13%, 12/15/21 (Call 05/29/20)(b)	100	47,075
7.75%, 09/15/24 (Call 09/15/20)	100	20,609
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	81	72,607
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 06/01/20)(b)	88	73,720
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 10/01/20)	90	74,201
6.88%, 09/01/27 (Call 09/01/20)	135	110,630
Weatherford International Ltd., 11.00%, 12/01/24 (Call 06/01/20)(b)(d)	350	259,266

		4,621,034

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 05/15/20)	105	115,118
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 06/30/20)(b)(e)	200	187,152
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 10/30/20)(b)	200	205,392
5.25%, 08/15/27 (Call 05/15/20)(b)	200	194,148
6.00%, 02/15/25 (Call 08/15/20)(b)	200	200,372
Ball Corp.
4.00%, 11/15/23	125	129,252
4.88%, 03/15/26 (Call 09/15/20)	125	134,347
5.00%, 03/15/22	100	103,647
5.25%, 07/01/25	191	211,164
Berry Global Inc.
4.50%, 02/15/26 (Call 08/15/20)(b)	90	88,965
4.88%, 07/15/26 (Call 07/15/20)(b)	225	230,101
5.13%, 07/15/23 (Call 07/15/20)	50	50,291
5.50%, 05/15/22 (Call 05/15/20)	100	100,003
5.63%, 07/15/27 (Call 07/15/20)(b)	15	15,483
6.00%, 10/15/22 (Call 10/15/20)	34	34,150
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 07/15/20)(b)	50	50,224
5.38%, 01/15/28 (Call 07/15/20)(b)	50	50,572
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150	153,699
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 09/30/20)	100	101,205
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/01/20)	100	102,817
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	60	65,711
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 07/15/20)(b)	100	97,039
7.88%, 07/15/26 (Call 07/15/20)(b)	105	101,631
Graphic Packaging International LLC
3.50%, 03/15/28(b)	75	71,647
4.13%, 08/15/24 (Call 08/15/20)	51	51,520
4.75%, 07/15/27 (Call 07/15/20)(b)	50	51,695
4.88%, 11/15/22 (Call 05/15/20)	275	277,761
Greif Inc., 6.50%, 03/01/27 (Call 09/01/20)(b)	65	65,435
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/20)(b)	75	76,587
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(c)	200	195,466

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/20)(b)	$100	$103,303
10.50%, 07/15/27 (Call 07/15/20)(b)	130	129,080
Matthews International Corp., 5.25%, 12/01/25 (Call 06/01/20)(b)	41	37,283
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 10/15/20)(b)	225	207,682
7.25%, 04/15/25 (Call 10/15/20)(b)(d)	225	175,808
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	75	75,821
5.38%, 01/15/25(b)(d)	100	99,672
5.88%, 08/15/23(b)	150	152,857
Packaging Corp. of America
3.00%, 12/15/29 (Call 06/15/20)	20	20,842
3.40%, 12/15/27 (Call 06/15/20)	305	324,785
3.65%, 09/15/24 (Call 09/15/20)	195	206,396
4.05%, 12/15/49 (Call 06/15/20)	24	27,971
4.50%, 11/01/23 (Call 05/01/20)	170	185,533
Pactiv LLC
7.95%, 12/15/25	100	104,333
8.38%, 04/15/27	35	37,094
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	100	90,221
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(b)	262	263,208
7.00%, 07/15/24 (Call 07/15/20)(b)	150	150,532
Sealed Air Corp.
4.00%, 12/01/27 (Call 06/01/20)(b)	70	69,124
4.88%, 12/01/22 (Call 06/01/20)(b)	100	103,397
5.13%, 12/01/24 (Call 06/01/20)(b)	75	78,921
5.25%, 04/01/23 (Call 10/01/20)(b)	75	78,208
5.50%, 09/15/25 (Call 09/15/20)(b)	75	79,608
6.88%, 07/15/33(b)	75	81,841
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/20)(b)	105	103,235
4.75%, 03/15/25 (Call 09/15/20)	25	25,377
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/20)	86	97,998
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/20)(b)	78	68,248
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 06/15/20)(b)	200	205,778
8.50%, 08/15/27 (Call 06/15/20)(b)	200	209,286
WestRock MWV LLC
7.95%, 02/15/31	60	80,261
8.20%, 01/15/30	95	129,013
WestRock RKT LLC, 4.90%, 03/01/22	50	52,539
WRKCo Inc.
3.00%, 09/15/24 (Call 09/15/20)	175	176,606
3.38%, 09/15/27 (Call 09/15/20)	100	103,270
3.75%, 03/15/25 (Call 09/15/20)	115	121,009
3.90%, 06/01/28 (Call 06/01/20)	55	59,241
4.00%, 03/15/28 (Call 09/15/20)	150	160,813
4.20%, 06/01/32 (Call 06/01/20)	50	56,090
4.65%, 03/15/26 (Call 09/15/20)	130	144,604
4.90%, 03/15/29 (Call 09/15/20)	140	159,383

		8,348,865

Pharmaceuticals — 1.7%
AbbVie Inc.
2.15%, 11/19/21(b)	500	506,605
2.30%, 05/14/21 (Call 05/14/20)	105	105,974

Security	Par (000)	Value

Pharmaceuticals (continued)
2.30%, 11/21/22(b)	$425	$435,255
2.60%, 11/21/24 (Call 05/21/20)(b)	815	851,153
2.90%, 11/06/22	276	286,905
2.95%, 11/21/26 (Call 05/21/20)(b)	341	360,979
3.20%, 11/06/22 (Call 05/06/20)	652	680,740
3.20%, 05/14/26 (Call 05/14/20)	385	412,477
3.20%, 11/21/29 (Call 05/21/20)(b)	833	888,936
3.38%, 11/14/21	156	161,001
3.60%, 05/14/25 (Call 05/14/20)	500	543,070
3.75%, 11/14/23 (Call 05/14/20)	19	20,483
4.05%, 11/21/39 (Call 05/21/20)(b)	425	473,709
4.25%, 11/14/28 (Call 05/14/20)	320	368,960
4.25%, 11/21/49 (Call 05/21/20)(b)	1,190	1,372,213
4.30%, 05/14/36 (Call 05/14/20)	194	221,546
4.40%, 11/06/42	350	410,648
4.45%, 05/14/46 (Call 05/14/20)	235	273,686
4.50%, 05/14/35 (Call 05/14/20)	288	335,457
4.70%, 05/14/45 (Call 05/14/20)	425	510,255
4.88%, 11/14/48 (Call 05/14/20)	675	843,635
Allergan Finance LLC
3.25%, 10/01/22 (Call 10/01/20)	85	87,531
4.63%, 10/01/42 (Call 10/01/20)	50	59,098
Allergan Funding SCS
3.45%, 03/15/22 (Call 09/15/20)	1,552	1,593,004
3.80%, 03/15/25 (Call 09/15/20)	475	495,173
3.85%, 06/15/24 (Call 06/15/20)	15	16,002
4.55%, 03/15/35 (Call 09/15/20)	325	371,322
4.75%, 03/15/45 (Call 09/15/20)	75	86,366
4.85%, 06/15/44 (Call 06/15/20)	375	441,270
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 09/15/20)	175	177,728
Allergan Sales LLC, 5.00%, 12/15/21 (Call 06/15/20)(b)	100	104,795
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 09/01/20)	175	185,770
3.40%, 05/15/24 (Call 05/15/20)	50	52,714
3.45%, 12/15/27 (Call 06/15/20)	180	195,925
4.25%, 03/01/45 (Call 09/01/20)	25	26,175
4.30%, 12/15/47 (Call 06/15/20)	155	170,356
AstraZeneca PLC
2.38%, 06/12/22 (Call 06/12/20)	74	75,907
3.38%, 11/16/25	450	498,343
3.50%, 08/17/23 (Call 08/17/20)	50	53,704
4.00%, 01/17/29 (Call 07/17/20)	132	155,409
4.00%, 09/18/42	210	258,245
4.38%, 11/16/45	230	301,972
4.38%, 08/17/48 (Call 08/17/20)	85	113,278
6.45%, 09/15/37	312	470,462
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/20)(b)	325	358,114
9.25%, 04/01/26 (Call 10/01/20)(b)	275	304,529
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 07/30/20)(b)	280	269,634
5.25%, 01/30/30 (Call 07/30/20)(b)	235	232,241
5.50%, 03/01/23 (Call 05/29/20)(b)	64	64,067
5.50%, 11/01/25 (Call 05/01/20)(b)	280	290,892
5.75%, 08/15/27 (Call 08/15/20)(b)	65	68,624
5.88%, 05/15/23 (Call 05/15/20)(b)	58	57,635
6.13%, 04/15/25 (Call 10/15/20)(b)	625	632,794
6.50%, 03/15/22 (Call 09/15/20)(b)	205	209,354
7.00%, 03/15/24 (Call 09/15/20)(b)	250	260,603
7.00%, 01/15/28 (Call 07/15/20)(b)	135	140,231

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
7.25%, 05/30/29 (Call 05/30/20)(b)	$120	$128,269
9.00%, 12/15/25 (Call 06/15/20)(b)	290	316,500
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 07/15/20)(b)	564	591,580
3.50%, 06/25/21 (Call 06/25/20)(b)	275	279,458
3.88%, 12/15/23 (Call 06/15/20)(b)	265	281,459
3.95%, 04/15/45 (Call 10/15/20)(b)	70	75,489
4.20%, 07/15/34 (Call 07/15/20)(b)	330	363,818
4.25%, 12/15/25 (Call 06/15/20)(b)	110	121,755
4.38%, 12/15/28 (Call 06/15/20)(b)	260	294,096
4.40%, 07/15/44 (Call 07/15/20)(b)	204	228,341
4.63%, 06/25/38 (Call 06/25/20)(b)	280	323,070
4.70%, 07/15/64 (Call 07/15/20)(b)	170	186,199
4.88%, 06/25/48 (Call 06/25/20)(b)	230	285,559
5.50%, 07/30/35(b)	55	67,318
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 06/06/20)	130	133,246
3.13%, 11/08/21	331	338,322
3.36%, 06/06/24 (Call 06/06/20)	300	319,644
3.70%, 06/06/27 (Call 06/06/20)	472	513,541
3.73%, 12/15/24 (Call 06/15/20)	150	161,936
4.67%, 06/06/47 (Call 06/06/20)	309	386,939
4.69%, 12/15/44 (Call 06/15/20)	182	222,621
Bristol-Myers Squibb Co.
2.00%, 08/01/22	132	135,016
2.55%, 05/14/21(b)	750	762,135
2.60%, 05/16/22(b)	214	220,959
2.90%, 07/26/24 (Call 07/26/20)(b)	650	694,174
3.20%, 06/15/26 (Call 06/15/20)(b)	285	314,079
3.25%, 08/15/22(b)	337	353,954
3.25%, 02/20/23 (Call 08/20/20)(b)	322	341,114
3.25%, 11/01/23	15	16,057
3.25%, 02/27/27	275	307,444
3.25%, 08/01/42	50	56,627
3.40%, 07/26/29 (Call 07/26/20)(b)	589	672,450
3.45%, 11/15/27 (Call 05/15/20)(b)	25	28,114
3.55%, 08/15/22(b)	223	235,923
3.88%, 08/15/25 (Call 08/15/20)(b)	434	487,430
3.90%, 02/20/28 (Call 08/20/20)(b)	315	363,138
4.00%, 08/15/23(b)	275	300,432
4.13%, 06/15/39 (Call 06/15/20)(b)	182	225,354
4.25%, 10/26/49 (Call 10/26/20)(b)	791	1,035,814
4.35%, 11/15/47 (Call 05/15/20)(b)	325	424,005
4.50%, 03/01/44 (Call 09/01/20)	100	137,256
4.55%, 02/20/48 (Call 08/20/20)(b)	250	336,205
4.63%, 05/15/44 (Call 05/15/20)(b)	216	287,755
5.00%, 08/15/45 (Call 08/15/20)(b)	313	434,626
5.25%, 08/15/43(b)	10	14,509
Cardinal Health Inc.
2.62%, 06/15/22 (Call 06/15/20)	160	162,630
3.08%, 06/15/24 (Call 06/15/20)	133	137,510
3.41%, 06/15/27 (Call 06/15/20)	300	320,673
3.75%, 09/15/25 (Call 09/15/20)	202	215,706
4.37%, 06/15/47 (Call 06/15/20)	255	267,566
4.50%, 11/15/44 (Call 05/15/20)	10	10,642
4.60%, 03/15/43	60	61,592
4.90%, 09/15/45 (Call 09/15/20)	70	79,432
Cigna Corp.
2.40%, 03/15/30 (Call 09/15/20)	80	80,815
3.00%, 07/15/23 (Call 07/15/20)(b)	300	312,345

Security	Par (000)	Value

Pharmaceuticals (continued)
3.05%, 10/15/27 (Call 10/15/20)(b)	$409	$429,352
3.25%, 04/15/25 (Call 10/15/20)(b)	420	448,610
3.40%, 09/17/21	137	140,936
3.40%, 03/01/27 (Call 09/01/20)(b)	125	134,063
3.40%, 03/15/50 (Call 09/15/20)	145	152,173
3.50%, 06/15/24 (Call 06/15/20)(b)	65	69,433
3.75%, 07/15/23 (Call 07/15/20)	64	68,486
3.88%, 10/15/47 (Call 10/15/20)(b)	192	211,670
3.90%, 02/15/22(b)	450	468,616
4.13%, 11/15/25 (Call 05/15/20)	390	436,749
4.38%, 10/15/28 (Call 10/15/20)	148	169,605
4.50%, 02/25/26 (Call 08/25/20)(b)	350	397,771
4.80%, 08/15/38 (Call 08/15/20)	375	456,536
4.80%, 07/15/46 (Call 07/15/20)(b)	410	508,548
4.90%, 12/15/48 (Call 06/15/20)	430	554,055
6.13%, 11/15/41(b)	285	398,934
CVS Health Corp.
2.13%, 06/01/21 (Call 06/01/20)	842	848,820
2.63%, 08/15/24 (Call 08/15/20)	25	26,064
2.75%, 12/01/22 (Call 06/01/20)	305	315,742
2.88%, 06/01/26 (Call 06/01/20)	347	365,957
3.00%, 08/15/26 (Call 08/15/20)	25	26,519
3.25%, 08/15/29 (Call 08/15/20)	295	314,104
3.38%, 08/12/24 (Call 08/12/20)	150	159,917
3.50%, 07/20/22 (Call 07/20/20)	392	408,546
3.63%, 04/01/27 (Call 10/01/20)	90	98,394
3.70%, 03/09/23 (Call 09/09/20)	486	515,476
3.75%, 04/01/30 (Call 10/01/20)	775	860,358
3.88%, 07/20/25 (Call 07/20/20)	665	729,099
4.00%, 12/05/23 (Call 06/05/20)	460	497,614
4.10%, 03/25/25 (Call 09/25/20)	286	315,441
4.13%, 04/01/40 (Call 10/01/20)	500	560,930
4.25%, 04/01/50 (Call 10/01/20)	145	168,232
4.30%, 03/25/28 (Call 09/25/20)	1,304	1,472,529
4.78%, 03/25/38 (Call 09/25/20)	750	886,740
4.88%, 07/20/35 (Call 07/20/20)	270	331,735
5.05%, 03/25/48 (Call 09/25/20)	1,244	1,577,765
5.13%, 07/20/45 (Call 07/20/20)	625	786,362
5.30%, 12/05/43 (Call 06/05/20)	105	132,067
6.13%, 09/15/39	25	34,216
6.25%, 06/01/27	95	115,328
Elanco Animal Health Inc.
4.66%, 08/27/21	65	66,588
5.02%, 08/28/23 (Call 08/28/20)	95	101,763
5.65%, 08/28/28 (Call 08/28/20)	85	94,053
Eli Lilly & Co.
2.35%, 05/15/22	15	15,474
2.75%, 06/01/25 (Call 06/01/20)	250	268,810
3.10%, 05/15/27 (Call 05/15/20)	190	209,181
3.38%, 03/15/29 (Call 09/15/20)	85	97,014
3.88%, 03/15/39 (Call 09/15/20)	9	10,934
3.95%, 05/15/47 (Call 05/15/20)	28	35,385
3.95%, 03/15/49 (Call 09/15/20)	429	546,160
4.15%, 03/15/59 (Call 09/15/20)	123	164,664
EMD Finance LLC, 3.25%, 03/19/25 (Call 09/19/20)(b)	225	237,614
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(b)	200	149,960
6.00%, 02/01/25 (Call 08/01/20)(b)	200	143,126
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	36,959

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 05/15/23	$260	$278,304
3.63%, 05/15/25	210	235,011
3.88%, 05/15/28	390	453,437
4.20%, 03/18/43	25	32,138
5.38%, 04/15/34	95	131,379
6.38%, 05/15/38	367	571,856
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	200	207,476
2.88%, 06/01/22 (Call 06/01/20)	29	30,120
3.00%, 06/01/24 (Call 06/01/20)	125	134,291
3.13%, 05/14/21	291	297,836
3.38%, 06/01/29 (Call 06/01/20)	300	341,673
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/20)(b)	87	84,715
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/20)(b)	200	208,238
Johnson & Johnson
2.05%, 03/01/23 (Call 09/01/20)	106	110,075
2.45%, 03/01/26 (Call 09/01/20)	279	301,306
2.63%, 01/15/25 (Call 07/15/20)	100	108,299
2.90%, 01/15/28 (Call 07/15/20)	307	344,040
2.95%, 03/03/27 (Call 09/03/20)	215	239,469
3.38%, 12/05/23	150	166,080
3.40%, 01/15/38 (Call 07/15/20)	100	117,049
3.50%, 01/15/48 (Call 07/15/20)(d)	116	146,474
3.55%, 03/01/36 (Call 09/01/20)	223	263,218
3.63%, 03/03/37 (Call 09/03/20)	190	226,678
3.70%, 03/01/46 (Call 09/01/20)	525	658,749
3.75%, 03/03/47 (Call 09/03/20)	200	256,778
4.38%, 12/05/33 (Call 06/05/20)	105	137,512
4.50%, 09/01/40	60	79,052
4.50%, 12/05/43 (Call 06/05/20)	115	157,052
4.95%, 05/15/33	28	38,397
5.85%, 07/15/38	3	4,477
5.95%, 08/15/37	85	127,661
McKesson Corp.
2.70%, 12/15/22 (Call 06/15/20)	440	451,920
3.80%, 03/15/24 (Call 09/15/20)	175	188,137
3.95%, 02/16/28 (Call 08/16/20)	160	178,106
4.75%, 05/30/29 (Call 05/30/20)	174	205,033
4.88%, 03/15/44 (Call 09/15/20)	33	39,710
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 05/15/20)	325	371,358
4.60%, 06/01/44 (Call 06/01/20)	270	336,676
Merck & Co. Inc.
2.35%, 02/10/22	165	169,712
2.40%, 09/15/22 (Call 09/15/20)	155	160,888
2.75%, 02/10/25 (Call 08/10/20)	1,015	1,099,062
2.80%, 05/18/23	192	203,787
2.90%, 03/07/24 (Call 09/07/20)	40	43,150
3.40%, 03/07/29 (Call 09/07/20)	210	241,731
3.60%, 09/15/42 (Call 09/15/20)	60	72,360
3.70%, 02/10/45 (Call 08/10/20)	470	571,327
3.90%, 03/07/39 (Call 09/07/20)	132	162,159
4.00%, 03/07/49 (Call 09/07/20)	134	176,923
4.15%, 05/18/43	405	522,612
6.55%, 09/15/37	110	169,692
Mylan Inc.
4.55%, 04/15/28 (Call 10/15/20)	200	219,656
5.20%, 04/15/48 (Call 10/15/20)	120	136,919

Security	Par (000)	Value

Pharmaceuticals (continued)
5.40%, 11/29/43 (Call 05/29/20)	$183	$201,452
Mylan NV
3.15%, 06/15/21 (Call 06/15/20)	400	403,892
3.95%, 06/15/26 (Call 06/15/20)	280	296,646
5.25%, 06/15/46 (Call 06/15/20)	260	299,725
Novartis Capital Corp.
1.75%, 02/14/25 (Call 08/14/20)	16	16,490
2.20%, 08/14/30 (Call 08/14/20)	5	5,300
2.40%, 05/17/22 (Call 05/17/20)	430	443,902
2.40%, 09/21/22	100	103,677
2.75%, 08/14/50 (Call 08/14/20)	250	270,962
3.00%, 11/20/25 (Call 05/20/20)	259	283,830
3.10%, 05/17/27 (Call 05/17/20)	250	278,550
3.40%, 05/06/24	139	151,883
3.70%, 09/21/42	30	36,308
4.00%, 11/20/45 (Call 05/20/20)	100	129,030
4.40%, 05/06/44	494	661,762
Owens & Minor Inc.
3.88%, 09/15/21(d)	50	47,216
4.38%, 12/15/24 (Call 06/15/20)	75	60,046
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 10/01/20)(b)	380	386,734
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 06/15/20)	225	231,273
4.90%, 12/15/44 (Call 06/15/20)	270	265,413
Pfizer Inc.
2.20%, 12/15/21	141	144,144
2.75%, 06/03/26	489	538,369
2.80%, 03/11/22	65	67,525
2.95%, 03/15/24 (Call 09/15/20)	328	355,037
3.00%, 09/15/21	50	51,533
3.00%, 06/15/23	294	315,427
3.00%, 12/15/26	638	712,136
3.20%, 09/15/23 (Call 09/15/20)	100	108,358
3.40%, 05/15/24	50	54,918
3.45%, 03/15/29 (Call 09/15/20)(d)	190	218,629
3.60%, 09/15/28 (Call 09/15/20)	214	250,600
3.90%, 03/15/39 (Call 09/15/20)	145	176,919
4.00%, 12/15/36	130	158,110
4.00%, 03/15/49 (Call 09/15/20)	255	329,095
4.10%, 09/15/38 (Call 09/15/20)	170	211,047
4.13%, 12/15/46	250	317,820
4.20%, 09/15/48 (Call 09/15/20)	80	106,098
4.30%, 06/15/43	103	132,979
4.40%, 05/15/44	360	475,816
5.60%, 09/15/40	85	124,735
5.80%, 08/12/23	375	434,017
7.20%, 03/15/39	340	569,204
Sanofi
3.38%, 06/19/23 (Call 06/19/20)	121	129,168
3.63%, 06/19/28 (Call 06/19/20)	100	117,481
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 09/23/20)	751	762,333
2.88%, 09/23/23 (Call 09/23/20)	350	364,679
3.20%, 09/23/26 (Call 09/23/20)	423	459,027
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 05/26/20)	300	328,737
5.00%, 11/26/28 (Call 05/26/20)	265	319,023
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	189,906

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Series 2, 3.65%, 11/10/21	$50	$48,607
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	130	122,226
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	375	365,430
2.80%, 07/21/23	295	271,155
3.15%, 10/01/26	575	500,405
4.10%, 10/01/46	470	366,633
6.75%, 03/01/28 (Call 09/01/20)(d)	200	206,340
7.13%, 01/31/25 (Call 07/31/20)(b)	200	207,228
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/20)(b)	10	10,498
Wyeth LLC
5.95%, 04/01/37	475	694,839
6.00%, 02/15/36	72	104,165
6.50%, 02/01/34	103	152,143
Zoetis Inc.
3.00%, 09/12/27 (Call 09/12/20)	265	286,282
3.25%, 08/20/21	50	51,212
3.25%, 02/01/23 (Call 08/01/20)	500	521,835
3.90%, 08/20/28 (Call 08/20/20)	110	126,760
3.95%, 09/12/47 (Call 09/12/20)	130	152,992
4.45%, 08/20/48 (Call 08/20/20)	60	76,243
4.50%, 11/13/25 (Call 05/13/20)	205	234,653
4.70%, 02/01/43 (Call 08/01/20)	80	103,032

		83,076,169

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(c)	600	642,354
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 06/15/20)(b)	250	227,077
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 06/15/20)(b)	95	87,489
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)	100	77,939
5.75%, 03/01/27 (Call 09/01/20)(b)	125	93,308
5.75%, 01/15/28 (Call 07/15/20)(b)	125	92,020
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/15/20)(b)	85	70,378
6.63%, 07/15/26 (Call 07/15/20)(b)	50	33,322
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 08/01/20)	24	21,458
4.45%, 07/15/27 (Call 07/15/20)	35	30,030
4.80%, 05/03/29 (Call 05/03/20)	200	176,056
4.95%, 12/15/24 (Call 06/15/20)	200	180,796
5.95%, 06/01/26 (Call 06/01/20)	143	130,339
Buckeye Partners LP
3.95%, 12/01/26 (Call 06/01/20)(d)	175	158,104
4.13%, 03/01/25 (Call 09/01/20)(b)	50	46,234
4.13%, 12/01/27 (Call 06/01/20)	100	88,747
4.15%, 07/01/23 (Call 07/01/20)	100	93,451
4.50%, 03/01/28 (Call 09/01/20)(b)	50	44,963
5.60%, 10/15/44 (Call 10/15/20)	75	52,772
5.85%, 11/15/43 (Call 05/15/20)	75	54,146
6.38%, 01/22/78 (Call 07/22/20)(a)	75	46,337
Cameron LNG LLC, 3.30%, 01/15/35 (Call 07/15/20)(b)	9	8,999
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/15/20)(b)	200	183,348
5.13%, 06/30/27 (Call 06/30/20)	235	235,106
5.88%, 03/31/25 (Call 06/30/20)	301	311,905
7.00%, 06/30/24 (Call 06/30/20)	367	393,439

Security	Par (000)	Value

Pipelines (continued)
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/20)(b)	$230	$212,299
5.25%, 10/01/25 (Call 10/01/20)	180	171,985
5.63%, 10/01/26 (Call 10/01/20)	205	196,937
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 09/15/20)(b)	50	41,468
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 10/01/20)(b)	50	53,491
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 08/15/20)(b)	8	8,334
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 06/01/20)	62	70,072
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/20)(b)	95	61,309
5.75%, 04/01/25 (Call 10/01/20)	100	72,877
6.25%, 04/01/23 (Call 10/01/20)	125	90,846
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 09/15/20)	75	61,616
4.75%, 09/30/21 (Call 09/30/20)(b)	100	94,952
4.95%, 04/01/22 (Call 10/01/20)	25	22,811
5.13%, 05/15/29 (Call 05/15/20)	90	66,986
5.38%, 07/15/25 (Call 07/15/20)	120	96,840
5.60%, 04/01/44 (Call 10/01/20)	85	45,906
5.85%, 05/21/43 (Call 05/21/20)(a)(b)	75	34,520
6.45%, 11/03/36(b)	50	29,133
6.75%, 09/15/37(b)	125	74,040
8.13%, 08/16/30	75	58,745
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/20)	26	24,898
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 05/15/20)	240	192,370
4.15%, 09/15/29 (Call 09/15/20)	100	71,409
4.40%, 03/15/27 (Call 09/15/20)	50	38,774
4.95%, 05/15/28 (Call 05/15/20)	197	151,109
5.00%, 05/15/44 (Call 05/15/20)	112	70,921
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 09/15/20)	105	109,155
5.88%, 10/15/25 (Call 10/15/20)	180	197,401
7.38%, 10/15/45 (Call 10/15/20)	125	163,766
Series B, 7.50%, 04/15/38	35	43,590
Enbridge Inc.
2.50%, 01/15/25 (Call 07/15/20)	90	88,461
3.13%, 11/15/29 (Call 05/15/20)	15	14,511
3.50%, 06/10/24 (Call 06/10/20)	130	133,110
3.70%, 07/15/27 (Call 07/15/20)	115	116,495
4.00%, 11/15/49 (Call 05/15/20)	25	23,790
4.25%, 12/01/26 (Call 06/01/20)	250	263,177
4.50%, 06/10/44 (Call 06/10/20)	160	162,334
5.50%, 12/01/46 (Call 06/01/20)	144	165,741
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 05/15/20)	65	60,526
3.60%, 02/01/23 (Call 08/01/20)	275	267,396
3.75%, 05/15/30 (Call 05/15/20)	170	154,955
4.05%, 03/15/25 (Call 09/15/20)	305	298,235
4.20%, 04/15/27 (Call 10/15/20)	40	37,544
4.25%, 03/15/23 (Call 09/15/20)	110	109,029
4.50%, 04/15/24 (Call 10/15/20)	495	491,342
4.75%, 01/15/26 (Call 07/15/20)	145	143,517
4.90%, 03/15/35 (Call 09/15/20)	360	327,316
5.00%, 05/15/50 (Call 05/15/20)	290	260,246

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.15%, 02/01/43 (Call 08/01/20)	$107	$88,669
5.15%, 03/15/45 (Call 09/15/20)	177	156,879
5.20%, 02/01/22 (Call 08/01/20)	390	392,562
5.25%, 04/15/29 (Call 10/15/20)	355	354,578
5.30%, 04/15/47 (Call 10/15/20)	130	116,887
5.50%, 06/01/27 (Call 06/01/20)	215	216,417
5.88%, 01/15/24 (Call 07/15/20)	175	181,683
5.95%, 10/01/43 (Call 10/01/20)	10	9,368
6.00%, 06/15/48 (Call 06/15/20)	355	337,701
6.05%, 06/01/41 (Call 06/01/20)	60	58,212
6.13%, 12/15/45 (Call 06/15/20)	263	250,100
6.25%, 04/15/49 (Call 10/15/20)	11	10,817
6.50%, 02/01/42 (Call 08/01/20)	305	309,779
6.63%, 10/15/36	20	19,830
7.50%, 07/01/38	75	80,955
Series 20Y, 5.80%, 06/15/38 (Call 06/15/20)	22	20,674
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 10/01/20)	73	73,141
5.88%, 03/01/22 (Call 09/01/20)	481	488,677
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 06/01/20)	70	43,397
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 06/01/20)	113	70,243
4.40%, 04/01/24 (Call 10/01/20)	75	47,118
4.85%, 07/15/26 (Call 07/15/20)	75	45,887
5.05%, 04/01/45 (Call 10/01/20)	100	40,456
5.45%, 06/01/47 (Call 06/01/20)	100	40,523
5.60%, 04/01/44 (Call 10/01/20)	100	39,922
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 07/31/20)	120	118,634
3.13%, 07/31/29 (Call 07/31/20)	45	45,226
3.35%, 03/15/23 (Call 09/15/20)	435	451,386
3.50%, 02/01/22	150	153,723
3.70%, 02/15/26 (Call 08/15/20)	59	62,769
3.70%, 01/31/51 (Call 07/31/20)	130	122,652
3.75%, 02/15/25 (Call 08/15/20)	451	479,981
3.90%, 02/15/24 (Call 08/15/20)	78	82,570
3.95%, 02/15/27 (Call 08/15/20)	163	171,109
3.95%, 01/31/60 (Call 07/31/20)	304	281,373
4.15%, 10/16/28 (Call 10/16/20)	292	315,763
4.20%, 01/31/50 (Call 07/31/20)	60	61,087
4.25%, 02/15/48 (Call 08/15/20)	361	360,801
4.45%, 02/15/43 (Call 08/15/20)	325	331,217
4.80%, 02/01/49 (Call 08/01/20)	205	223,649
4.85%, 08/15/42 (Call 08/15/20)	149	155,386
4.85%, 03/15/44 (Call 09/15/20)	275	298,356
4.90%, 05/15/46 (Call 05/15/20)	240	259,582
4.95%, 10/15/54 (Call 10/15/20)	55	56,829
5.10%, 02/15/45 (Call 08/15/20)	170	186,782
5.38%, 02/15/78 (Call 08/15/20)(a)	65	56,375
5.70%, 02/15/42	206	224,777
5.95%, 02/01/41	45	51,570
6.13%, 10/15/39	50	57,952
6.45%, 09/01/40	50	59,717
7.55%, 04/15/38	70	90,819
Series E, 5.25%, 08/16/77 (Call 08/16/20)(a)	65	58,057
Series H, 6.65%, 10/15/34	25	30,581
Series J, 5.75%, 03/01/35	100	111,975
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 08/01/20)	110	99,199

Security	Par (000)	Value

Pipelines (continued)
4.13%, 12/01/26 (Call 06/01/20)	$100	$85,248
4.75%, 07/15/23 (Call 07/15/20)	225	212,638
Series 10Y, 5.50%, 07/15/28 (Call 07/15/20)	150	133,391
Series 30Y, 6.50%, 07/15/48 (Call 07/15/20)	110	88,438
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/20)	75	63,633
6.00%, 05/15/23 (Call 05/15/20)	75	66,293
6.25%, 05/15/26 (Call 05/15/20)	75	62,605
6.50%, 10/01/25 (Call 10/01/20)	100	84,498
7.75%, 02/01/28 (Call 08/01/20)	125	106,598
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/20)	25	21,132
7.00%, 08/01/27 (Call 08/01/20)	30	24,130
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 09/15/20)(b)	50	54,233
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/20)(b)	75	66,023
5.63%, 02/15/26 (Call 08/15/20)(b)	95	88,328
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 08/01/20)(b)	65	58,983
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 08/15/20)	250	256,537
3.50%, 09/01/23 (Call 09/01/20)	25	25,778
3.95%, 09/01/22 (Call 09/01/20)	150	155,370
4.15%, 02/01/24 (Call 08/01/20)	50	52,557
4.25%, 09/01/24 (Call 09/01/20)	80	84,692
4.30%, 05/01/24 (Call 05/01/20)	18	18,947
5.00%, 10/01/21 (Call 10/01/20)	25	25,479
5.00%, 08/15/42 (Call 08/15/20)	85	92,165
5.00%, 03/01/43 (Call 09/01/20)	45	47,825
5.40%, 09/01/44 (Call 09/01/20)	90	98,591
5.50%, 03/01/44 (Call 09/01/20)	105	117,469
5.63%, 09/01/41	250	269,115
5.80%, 03/15/35	42	46,743
6.38%, 03/01/41	35	40,497
6.50%, 02/01/37	10	11,183
6.95%, 01/15/38	178	212,699
7.30%, 08/15/33	20	25,000
7.40%, 03/15/31	104	126,281
7.50%, 11/15/40	34	42,048
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 07/15/20)	149	152,072
4.30%, 06/01/25 (Call 06/01/20)	690	737,465
4.30%, 03/01/28 (Call 09/01/20)	480	510,178
5.05%, 02/15/46 (Call 08/15/20)	116	127,692
5.20%, 03/01/48 (Call 09/01/20)	200	227,770
5.30%, 12/01/34 (Call 06/01/20)	260	274,128
5.55%, 06/01/45 (Call 06/01/20)	570	656,845
5.63%, 11/15/23 (Call 05/15/20)(b)	140	153,656
7.75%, 01/15/32	82	106,047
7.80%, 08/01/31	75	94,230
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 09/15/20)	50	48,475
3.95%, 03/01/50 (Call 09/01/20)	70	67,248
4.20%, 12/01/42 (Call 06/01/20)	25	21,770
4.20%, 10/03/47 (Call 10/03/20)	140	130,773
4.25%, 09/15/46 (Call 09/15/20)	5	4,710
4.85%, 02/01/49 (Call 08/01/20)	150	159,024
5.00%, 03/01/26 (Call 09/01/20)	160	171,610
5.15%, 10/15/43 (Call 10/15/20)	110	114,458

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 10/01/20)(b)	$100	$96,934
3.90%, 04/01/24 (Call 10/01/20)(b)	133	131,997
4.63%, 04/01/29 (Call 10/01/20)(b)	112	113,320
MPLX LP
3.38%, 03/15/23 (Call 09/15/20)	258	256,096
3.50%, 12/01/22 (Call 06/01/20)(b)	63	62,236
4.00%, 02/15/25 (Call 08/15/20)	70	66,452
4.00%, 03/15/28 (Call 09/15/20)	290	275,239
4.13%, 03/01/27 (Call 09/01/20)	375	362,077
4.25%, 12/01/27 (Call 06/01/20)(b)	8	7,711
4.50%, 04/15/38 (Call 10/15/20)	215	190,866
4.70%, 04/15/48 (Call 10/15/20)	135	121,395
4.80%, 02/15/29 (Call 08/15/20)	100	100,667
4.88%, 12/01/24 (Call 06/01/20)	290	288,103
4.88%, 06/01/25 (Call 06/01/20)	80	78,003
4.90%, 04/15/58 (Call 10/15/20)	50	42,123
5.20%, 03/01/47 (Call 09/01/20)	150	141,511
5.20%, 12/01/47 (Call 06/01/20)(b)	40	37,060
5.25%, 01/15/25 (Call 07/15/20)(b)	410	406,035
5.50%, 02/15/49 (Call 08/15/20)	420	419,311
6.38%, 05/01/24 (Call 05/01/20)(b)	125	125,034
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 09/01/20)	100	64,965
7.50%, 11/01/23 (Call 05/01/20)	100	67,750
7.50%, 04/15/26 (Call 10/15/20)	70	45,490
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 08/15/20)(b)	40	40,062
4.88%, 08/15/27 (Call 08/15/20)(b)	135	137,869
7.77%, 12/15/37(b)	135	147,465
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 10/01/20)	140	142,243
NuStar Logistics LP
4.75%, 02/01/22 (Call 08/01/20)	30	27,638
5.63%, 04/28/27 (Call 10/28/20)	100	90,000
6.00%, 06/01/26 (Call 06/01/20)	100	90,270
6.75%, 02/01/21	75	72,633
Oleoducto Central SA, 4.00%, 05/07/21(c)	400	398,912
ONEOK Inc.
2.75%, 09/01/24 (Call 09/01/20)	70	63,275
3.40%, 09/01/29 (Call 09/01/20)	100	83,192
4.00%, 07/13/27 (Call 07/13/20)	215	193,150
4.25%, 02/01/22 (Call 08/01/20)	25	24,935
4.35%, 03/15/29 (Call 09/15/20)	125	110,754
4.45%, 09/01/49 (Call 09/01/20)	160	123,158
4.55%, 07/15/28 (Call 07/15/20)	210	190,657
4.95%, 07/13/47 (Call 07/13/20)	49	40,651
5.20%, 07/15/48 (Call 07/15/20)	125	110,649
6.00%, 06/15/35	45	41,876
7.50%, 09/01/23 (Call 09/01/20)	125	131,786
ONEOK Partners LP
3.38%, 10/01/22 (Call 10/01/20)	185	179,813
4.90%, 03/15/25 (Call 09/15/20)	105	103,178
5.00%, 09/15/23 (Call 09/15/20)	100	99,258
6.13%, 02/01/41 (Call 08/01/20)	105	98,493
6.20%, 09/15/43 (Call 09/15/20)	110	99,073
6.65%, 10/01/36	55	52,370
6.85%, 10/15/37	65	61,465
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/20)	25	18,930
Peru LNG Srl, 5.38%, 03/22/30(c)	200	111,460

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 06/15/20)	$120	$110,071
3.15%, 12/15/29 (Call 06/15/20)	250	227,202
3.55%, 10/01/26 (Call 10/01/20)	100	97,297
3.75%, 03/01/28 (Call 09/01/20)	207	200,604
4.68%, 02/15/45 (Call 08/15/20)	20	19,161
4.90%, 10/01/46 (Call 10/01/20)	35	34,705
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 06/15/20)	165	140,781
3.60%, 11/01/24 (Call 05/01/20)	250	235,395
3.65%, 06/01/22 (Call 06/01/20)	199	195,287
4.30%, 01/31/43 (Call 07/31/20)	120	93,306
4.50%, 12/15/26 (Call 06/15/20)	215	197,991
4.65%, 10/15/25 (Call 10/15/20)	235	222,145
4.70%, 06/15/44 (Call 06/15/20)	185	153,326
4.90%, 02/15/45 (Call 08/15/20)	80	67,274
5.15%, 06/01/42 (Call 06/01/20)	185	157,973
6.65%, 01/15/37	10	9,216
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 05/15/20)(b)	40	36,138
4.80%, 05/15/30 (Call 05/15/20)(b)	100	85,594
4.95%, 07/15/29 (Call 07/15/20)(b)	95	84,163
6.88%, 04/15/40(b)	80	70,356
7.50%, 07/15/38(b)	25	21,961
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/20)	286	281,204
5.00%, 03/15/27 (Call 09/15/20)	212	217,342
5.63%, 04/15/23 (Call 10/15/20)	250	260,722
5.63%, 03/01/25 (Call 09/01/20)	428	449,657
5.75%, 05/15/24 (Call 05/15/20)	125	130,571
5.88%, 06/30/26 (Call 06/30/20)	364	387,893
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	450	470,353
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 10/15/20)	108	106,600
3.50%, 03/15/25 (Call 09/15/20)	100	102,028
4.50%, 03/15/45 (Call 09/15/20)	189	186,437
5.95%, 09/25/43 (Call 09/25/20)	60	68,132
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/20)	50	11,852
5.75%, 04/15/25 (Call 10/15/20)	70	13,999
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 07/15/20)	25	23,423
4.00%, 10/01/27 (Call 10/01/20)	90	83,734
4.25%, 04/01/24 (Call 10/01/20)	53	52,250
5.30%, 04/01/44 (Call 10/01/20)	10	8,911
5.35%, 05/15/45 (Call 05/15/20)	334	297,985
5.40%, 10/01/47 (Call 10/01/20)	185	166,750
5.95%, 12/01/25 (Call 06/01/20)	105	106,193
6.10%, 02/15/42	154	151,707
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	50	38,548
5.50%, 09/15/24 (Call 09/15/20)(b)	100	75,230
5.50%, 01/15/28 (Call 07/15/20)(b)	130	87,881
6.00%, 03/01/27 (Call 09/01/20)(b)	75	49,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)	100	90,886
5.00%, 01/15/28 (Call 07/15/20)	150	126,134

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.13%, 02/01/25 (Call 08/01/20)	$95	$85,352
5.25%, 05/01/23 (Call 05/01/20)	50	47,495
5.38%, 02/01/27 (Call 08/01/20)	75	63,766
5.50%, 03/01/30 (Call 09/01/20)(b)	160	136,290
5.88%, 04/15/26 (Call 10/15/20)	145	130,171
6.50%, 07/15/27 (Call 07/15/20)	100	89,791
6.75%, 03/15/24 (Call 09/15/20)	175	166,222
6.88%, 01/15/29 (Call 07/15/20)	100	91,768
TC PipeLines LP
3.90%, 05/25/27 (Call 05/25/20)	92	90,277
4.38%, 03/13/25 (Call 09/13/20)	30	31,059
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	25	29,215
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 07/15/20)(b)	13	12,712
4.15%, 01/15/48 (Call 07/15/20)(b)	235	217,796
TransCanada PipeLines Ltd.
2.50%, 08/01/22	185	187,133
4.25%, 05/15/28 (Call 05/15/20)	200	215,900
4.63%, 03/01/34 (Call 09/01/20)	263	279,882
4.75%, 05/15/38 (Call 05/15/20)	100	107,390
4.88%, 01/15/26 (Call 07/15/20)	105	116,519
4.88%, 05/15/48 (Call 05/15/20)	75	84,923
5.00%, 10/16/43 (Call 10/16/20)	329	363,410
5.10%, 03/15/49 (Call 09/15/20)	224	262,284
5.60%, 03/31/34	9	9,970
5.85%, 03/15/36	250	297,037
6.20%, 10/15/37	15	18,481
7.25%, 08/15/38	55	73,573
7.63%, 01/15/39	330	468,666
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/20)(a)	300	282,102
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 09/15/20)	316	326,725
4.45%, 08/01/42 (Call 08/01/20)	100	104,320
4.60%, 03/15/48 (Call 09/15/20)	35	38,743
5.40%, 08/15/41 (Call 08/15/20)	30	32,700
7.85%, 02/01/26 (Call 08/01/20)	130	152,607
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/15/20)	25	19,902
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(c)	200	205,136
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 09/15/20)	65	67,521
Western Midstream Operating LP
3.10%, 02/01/25 (Call 08/01/20)	205	186,925
3.95%, 06/01/25 (Call 06/01/20)	350	310,985
4.05%, 02/01/30 (Call 08/01/20)	112	102,199
4.50%, 03/01/28 (Call 09/01/20)	80	70,397
4.65%, 07/01/26 (Call 07/01/20)	104	92,691
5.25%, 02/01/50 (Call 08/01/20)	150	117,938
5.30%, 03/01/48 (Call 09/01/20)	150	112,856
5.38%, 06/01/21 (Call 06/01/20)	115	113,222
5.50%, 08/15/48 (Call 08/15/20)	120	89,045
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 08/15/20)	95	95,424
3.60%, 03/15/22 (Call 09/15/20)	314	317,934
3.70%, 01/15/23 (Call 07/15/20)	125	126,630
3.75%, 06/15/27 (Call 06/15/20)	275	275,058
3.90%, 01/15/25 (Call 07/15/20)	147	149,273
4.00%, 09/15/25 (Call 09/15/20)	150	152,919
4.30%, 03/04/24 (Call 09/04/20)	265	271,307
4.55%, 06/24/24 (Call 06/24/20)	210	218,404

Security	Par (000)	Value

Pipelines (continued)
4.90%, 01/15/45 (Call 07/15/20)	$160	$161,579
5.10%, 09/15/45 (Call 09/15/20)	130	136,559
5.40%, 03/04/44 (Call 09/04/20)	80	83,992
5.75%, 06/24/44 (Call 06/24/20)	155	170,215
5.80%, 11/15/43 (Call 05/15/20)	30	32,488
6.30%, 04/15/40	257	296,755
7.88%, 09/01/21	50	53,067
8.75%, 03/15/32	60	77,999
Series A, 7.50%, 01/15/31	29	33,922

		46,451,996

Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 05/27/20)(b)	155	168,597
4.87%, 02/15/29 (Call 08/15/20)(b)	55	64,368
5.00%, 03/15/48 (Call 09/15/20)(b)	75	84,251
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 07/15/20)	45	47,996
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 09/15/20)(b)	100	114,597
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 09/19/20)(b)	105	104,107
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 06/01/20)(b)	90	98,647
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 07/01/20)(b)	250	267,990

		950,553

Real Estate — 0.5%
Agile Group Holdings Ltd.
8.38%, (Call 12/04/23)(a)(c)(g)	200	185,408
8.50%, 07/18/21 (Call 07/18/20)(c)	200	204,444
CBRE Services Inc.
4.88%, 03/01/26 (Call 09/01/20)	251	266,863
5.25%, 03/15/25 (Call 09/15/20)	94	102,361
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(c)	400	360,280
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(c)	400	316,264
8.25%, 03/23/22 (Call 03/23/21)(c)	200	177,258
8.75%, 06/28/25 (Call 06/28/21)(c)	711	557,588
9.50%, 04/11/22(c)	200	179,374
9.50%, 03/29/24 (Call 03/29/21)(c)	400	325,424
10.00%, 04/11/23 (Call 04/11/21)(c)	200	171,730
10.50%, 04/11/24 (Call 04/11/22)(c)	200	167,070
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(c)	600	658,008
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(c)	200	225,060
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(c)	200	210,056
China Overseas Finance Cayman VIII Co., 2.75%, 03/02/30	200	198,632
China Overseas Finance Cayman VIII Ltd., 3.45%, 07/15/29(c)	250	261,837
China Resources Land Ltd., 3.75%, 08/26/24(c)	400	425,592
China SCE Group Holdings Ltd., 7.25%, 04/19/23 (Call 07/19/21)(c)	400	380,976
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/25 (Call 01/14/23)(c)	200	189,052
6.55%, 03/28/24 (Call 03/28/22)(c)	200	198,688
Country Garden Holdings Co. Ltd.
4.75%, 01/17/23 (Call 01/17/21)(c)	250	245,140

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
4.75%, 09/28/23 (Call 09/28/20)(c)	$400	$389,460
5.13%, 01/17/25 (Call 01/17/22)(c)	200	192,206
6.15%, 09/17/25 (Call 09/17/23)(c)	400	400,976
6.50%, 04/08/24 (Call 04/08/22)(c)	200	202,506
7.25%, 04/04/21 (Call 05/28/20)(c)	200	201,780
8.00%, 01/27/24 (Call 09/27/21)(c)	200	211,722
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(c)	200	181,122
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(c)	250	227,913
8.13%, 02/27/23 (Call 02/27/21)(c)	200	180,306
Ezdan Sukuk Co. Ltd., 4.38%, 05/18/21(c)	200	163,370
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 05/15/20)(b)	100	96,671
Franshion Brilliant Ltd., 4.25%, 07/23/29(c)	200	189,652
GLP Pte Ltd., 3.88%, 06/04/25(c)	200	184,234
Greenland Global Investment Ltd., 5.88%, 07/03/24(c)	450	406,764
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 06/01/20)(b)	100	90,891
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.63%, 01/16/24(c)	400	434,316
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 09/15/20)(b)	175	169,523
Hunt Companies Inc., 6.25%, 02/15/26 (Call 08/15/20)(b)	135	114,750
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)(c)	400	343,796
10.50%, 01/15/25 (Call 01/15/23)(c)	400	351,964
11.25%, 04/09/22 (Call 04/09/21)(c)	400	395,180
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 10/01/20)	182	173,968
KWG Group Holdings Ltd., 7.88%, 09/01/23 (Call 09/01/21)(c)	600	594,078
Leading Affluence Ltd., 4.50%, 01/24/23(c)	250	258,497
Longfor Group Holdings Ltd., 3.95%, 09/16/29(c)	600	580,734
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	200	191,712
MAF Sukuk Ltd.
4.50%, 11/03/25(c)	200	187,432
4.64%, 05/14/29(c)	200	184,908
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 07/23/20)(b)	200	204,288
Nan Fung Treasury Ltd., 5.00%, 09/05/28(c)	200	210,796
Newmark Group Inc., 6.13%, 11/15/23 (Call 05/15/20)	100	92,274
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/22 (Call 09/20/20)(b)	413	415,767
4.13%, 02/01/29 (Call 08/01/20)(b)	5	5,349
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(c)	200	203,470
4.75%, 09/17/23(c)	200	209,802
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 06/01/20)(b)	100	76,036
5.25%, 12/01/21 (Call 06/01/20)(b)	75	62,945
9.38%, 04/01/27 (Call 10/01/20)(b)(d)	100	69,916
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 04/25/21)(c)	400	399,480
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(c)	200	178,036
12.00%, 10/24/23 (Call 10/24/21)(c)	400	349,084
13.75%, 11/06/23 (Call 11/06/21)(c)	200	184,198
Shimao Property Holdings Ltd.
5.60%, 07/15/26 (Call 07/15/23)(c)	400	401,748
6.13%, 02/21/24 (Call 02/21/22)(c)	400	413,900

Security	Par (000)	Value

Real Estate (continued)
Shui On Development Holding Ltd., 6.40%, (Call 06/15/22)(a)(c)(g)	$300	$276,285
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(c)	200	204,390
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	418,719
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	206,186
Sino-Ocean Land Treasure IV Ltd.
3.06%, 07/31/21, (3 mo. LIBOR US +2.3%)(c)(f)	200	197,252
4.75%, 08/05/29 (Call 05/05/29)(c)	250	232,540
5.25%, 04/30/22 (Call 04/01/22)(c)	200	201,036
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(c)	200	205,048
3.63%, 01/16/23(c)	200	208,140
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)(c)	200	199,884
7.95%, 10/11/23 (Call 10/11/21)(c)	200	196,976
8.35%, 04/19/23 (Call 04/19/21)(c)	400	399,856
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	600	642,438
Vanke Real Estate Hong Kong Co. Ltd.
3.23%, 05/25/23, (3 mo. LIBOR US + 1.550%)(c)(f)	400	391,412
3.50%, 11/12/29(c)	200	197,496
5.35%, 03/11/24(c)	400	432,776
Wanda Group Overseas Ltd., 7.50%, 07/24/22(c)	300	258,267
Westwood Group Holdings Ltd., 4.88%, 04/19/21(c)	200	202,374
WeWork Companies Inc., 7.88%, 05/01/25(b)(d)	125	52,026
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(c)	250	266,755
Yuzhou Properties Co. Ltd.
7.38%, 01/13/26 (Call 01/13/24)(c)	300	245,799
8.50%, 02/04/23 (Call 02/04/22)(c)	200	193,874

		22,614,154

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 06/15/20)	135	135,058
3.38%, 08/15/31 (Call 08/15/20)	60	63,789
3.45%, 04/30/25 (Call 10/30/20)	200	213,304
3.80%, 04/15/26 (Call 10/15/20)	140	149,426
3.95%, 01/15/28 (Call 07/15/20)	10	10,742
4.00%, 01/15/24 (Call 07/15/20)	260	279,250
4.00%, 02/01/50 (Call 08/01/20)	160	182,146
4.30%, 01/15/26 (Call 07/15/20)	68	73,770
4.50%, 07/30/29 (Call 07/30/20)	200	225,372
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 08/01/20)	305	278,904
3.30%, 07/15/26 (Call 07/15/20)	180	177,754
3.63%, 11/15/27 (Call 05/15/20)	105	103,658
4.13%, 07/01/24 (Call 07/01/20)	17	17,259
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 08/15/20)	160	159,162
4.90%, 02/15/29 (Call 08/15/20)	10	10,239
American Tower Corp.
2.25%, 01/15/22	60	60,832
2.40%, 03/15/25 (Call 09/15/20)	240	247,591
2.75%, 01/15/27 (Call 07/15/20)	174	180,301
2.90%, 01/15/30 (Call 07/15/20)	240	252,888
2.95%, 01/15/25 (Call 07/15/20)	55	57,966
3.00%, 06/15/23	90	94,087
3.13%, 01/15/27 (Call 07/15/20)	165	174,619
3.38%, 05/15/24 (Call 05/15/20)	15	15,979
3.38%, 10/15/26 (Call 10/15/20)	114	123,147
3.45%, 09/15/21	150	154,354

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/31/23	$320	$338,134
3.55%, 07/15/27 (Call 07/15/20)	164	178,443
3.60%, 01/15/28 (Call 07/15/20)	245	267,045
3.70%, 10/15/49 (Call 10/15/20)	85	93,962
3.80%, 08/15/29 (Call 08/15/20)	375	419,569
3.95%, 03/15/29 (Call 09/15/20)	25	28,135
4.00%, 06/01/25 (Call 06/01/20)	370	407,233
4.40%, 02/15/26 (Call 08/15/20)	55	61,910
4.70%, 03/15/22	25	26,546
5.00%, 02/15/24	125	139,874
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 09/01/20)	7	6,924
2.90%, 10/15/26 (Call 10/15/20)	70	72,778
2.95%, 05/11/26 (Call 05/15/20)	165	169,386
3.20%, 01/15/28 (Call 07/15/20)	28	29,554
3.30%, 06/01/29 (Call 06/01/20)	192	205,158
3.35%, 05/15/27 (Call 05/15/20)	70	74,668
3.45%, 06/01/25 (Call 06/01/20)	114	121,688
3.90%, 10/15/46 (Call 10/15/20)	245	274,594
4.35%, 04/15/48 (Call 10/15/20)	5	6,154
Boston Properties LP
2.75%, 10/01/26 (Call 10/01/20)	330	329,947
2.90%, 03/15/30 (Call 09/15/20)	68	66,473
3.13%, 09/01/23 (Call 09/01/20)	235	241,979
3.20%, 01/15/25 (Call 07/15/20)	125	131,361
3.40%, 06/21/29 (Call 06/21/20)	169	175,277
3.65%, 02/01/26 (Call 08/01/20)	262	273,499
3.80%, 02/01/24 (Call 08/01/20)	144	150,552
3.85%, 02/01/23 (Call 08/01/20)	228	240,944
4.13%, 05/15/21 (Call 05/15/20)	74	75,225
4.50%, 12/01/28 (Call 06/01/20)	95	107,703
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 05/15/20)	180	184,898
4.10%, 10/01/24 (Call 10/01/20)	50	50,873
4.55%, 10/01/29 (Call 10/01/20)	22	23,482
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 09/15/20)	25	24,244
3.65%, 06/15/24 (Call 06/15/20)	100	99,420
3.85%, 02/01/25 (Call 08/01/20)	60	60,320
3.88%, 08/15/22 (Call 08/15/20)	86	86,895
3.90%, 03/15/27 (Call 09/15/20)	160	157,923
4.13%, 06/15/26 (Call 06/15/20)	175	178,248
4.13%, 05/15/29 (Call 05/15/20)	110	110,288
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/20)(b)	140	111,959
Camden Property Trust
3.15%, 07/01/29 (Call 07/01/20)	100	105,919
3.35%, 11/01/49 (Call 05/01/20)	145	151,506
3.50%, 09/15/24 (Call 09/15/20)	100	103,486
4.10%, 10/15/28 (Call 10/15/20)	27	30,044
CBL & Associates LP
4.60%, 10/15/24 (Call 10/15/20)(d)	110	29,306
5.25%, 12/01/23 (Call 06/01/20)(d)	75	20,338
5.95%, 12/15/26 (Call 06/15/20)(d)	100	27,972
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	360	381,949
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 08/15/20)	115	114,060

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CoreCivic Inc.
4.63%, 05/01/23 (Call 05/01/20)	$50	$47,714
4.75%, 10/15/27 (Call 10/15/20)	50	41,720
5.00%, 10/15/22 (Call 10/15/20)	75	72,625
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 07/01/20)	190	198,696
Crown Castle International Corp.
2.25%, 09/01/21 (Call 09/01/20)	187	188,823
3.10%, 11/15/29 (Call 05/15/20)	7	7,440
3.15%, 07/15/23 (Call 07/15/20)	150	157,036
3.20%, 09/01/24 (Call 09/01/20)	76	80,816
3.65%, 09/01/27 (Call 09/01/20)	265	288,929
3.70%, 06/15/26 (Call 06/15/20)	179	195,117
3.80%, 02/15/28 (Call 08/15/20)	95	104,619
4.00%, 03/01/27 (Call 09/01/20)	102	113,016
4.00%, 11/15/49 (Call 05/15/20)	164	186,240
4.30%, 02/15/29 (Call 08/15/20)	280	321,387
4.45%, 02/15/26 (Call 08/15/20)	84	94,217
4.75%, 05/15/47 (Call 05/15/20)	140	170,834
4.88%, 04/15/22	213	226,811
5.20%, 02/15/49 (Call 08/15/20)	65	84,599
5.25%, 01/15/23	221	241,343
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)	75	74,889
CubeSmart LP
3.00%, 02/15/30 (Call 08/15/20)	20	19,542
3.13%, 09/01/26 (Call 09/01/20)	250	250,500
4.38%, 12/15/23 (Call 06/15/20)	5	5,401
4.38%, 02/15/29 (Call 08/15/20)	50	54,871
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 05/15/20)	130	128,827
3.45%, 11/15/29 (Call 05/15/20)	230	219,908
Digital Realty Trust LP
3.60%, 07/01/29 (Call 07/01/20)	110	118,214
3.63%, 10/01/22 (Call 10/01/20)	100	102,942
3.70%, 08/15/27 (Call 08/15/20)	225	240,716
3.95%, 07/01/22 (Call 07/01/20)	270	282,984
4.45%, 07/15/28 (Call 07/15/20)	130	146,558
4.75%, 10/01/25 (Call 10/01/20)	79	86,052
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/20)	155	133,405
Duke Realty LP
2.88%, 11/15/29 (Call 05/15/20)	30	31,185
3.38%, 12/15/27 (Call 06/15/20)	215	229,545
4.00%, 09/15/28 (Call 09/15/20)	55	61,117
EPR Properties
3.75%, 08/15/29 (Call 08/15/20)	190	152,912
4.50%, 06/01/27 (Call 06/01/20)	140	117,384
4.75%, 12/15/26 (Call 06/15/20)	80	67,647
4.95%, 04/15/28 (Call 10/15/20)	35	29,794
Equinix Inc.
2.63%, 11/18/24 (Call 05/18/20)	66	68,241
2.90%, 11/18/26 (Call 05/18/20)	451	460,872
3.20%, 11/18/29 (Call 05/18/20)	9	9,408
5.38%, 05/15/27 (Call 05/15/20)	225	241,774
5.88%, 01/15/26 (Call 07/15/20)	210	219,645
ERP Operating LP
2.50%, 02/15/30 (Call 08/15/20)	55	55,615
2.85%, 11/01/26 (Call 05/01/20)	89	93,916
3.00%, 04/15/23 (Call 10/15/20)	15	15,501

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 07/01/29 (Call 07/01/20)	$150	$157,041
3.25%, 08/01/27 (Call 08/01/20)	50	52,593
3.50%, 03/01/28 (Call 09/01/20)	15	16,064
4.00%, 08/01/47 (Call 08/01/20)	18	20,600
4.15%, 12/01/28 (Call 06/01/20)	440	498,586
4.50%, 07/01/44 (Call 07/01/20)	175	214,938
4.50%, 06/01/45 (Call 06/01/20)	125	152,735
4.63%, 12/15/21 (Call 06/15/20)	196	203,217
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/20)(b)	125	113,130
5.25%, 05/01/25 (Call 05/01/20)(b)	200	187,956
Essex Portfolio LP
2.65%, 03/15/32 (Call 09/15/20)	54	51,828
3.00%, 01/15/30 (Call 07/15/20)	110	111,034
3.25%, 05/01/23 (Call 05/01/20)	105	104,562
3.38%, 04/15/26 (Call 10/15/20)	13	13,691
3.50%, 04/01/25 (Call 10/01/20)	52	53,903
3.63%, 05/01/27 (Call 05/01/20)	5	5,304
3.88%, 05/01/24 (Call 05/01/20)	260	271,196
4.00%, 03/01/29 (Call 09/01/20)	185	201,791
4.50%, 03/15/48 (Call 09/15/20)	90	101,833
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 06/15/20)	105	106,939
3.25%, 07/15/27 (Call 07/15/20)	120	121,006
4.50%, 12/01/44 (Call 06/01/20)	130	142,540
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)	75	71,261
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 10/01/20)	50	41,773
5.88%, 01/15/22 (Call 07/15/20)	59	54,858
5.88%, 10/15/24 (Call 10/15/20)	50	39,870
6.00%, 04/15/26 (Call 10/15/20)	75	56,255
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 09/01/20)	75	69,230
4.00%, 01/15/30 (Call 07/15/20)	95	84,089
5.25%, 06/01/25 (Call 06/01/20)	92	90,384
5.30%, 01/15/29 (Call 07/15/20)	70	67,201
5.38%, 11/01/23 (Call 05/01/20)	100	97,456
5.38%, 04/15/26 (Call 10/15/20)	415	413,431
5.75%, 06/01/28 (Call 06/01/20)	125	123,136
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 09/15/20)(b)	377	419,612
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/20)(b)	100	99,498
6.00%, 04/15/25 (Call 10/15/20)(b)	60	59,979
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 07/15/20)	55	54,658
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 08/15/20)	100	93,086
3.50%, 08/01/26 (Call 08/01/20)	133	133,045
3.75%, 07/01/27 (Call 07/01/20)	120	117,972
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 07/15/20)	199	192,509
3.25%, 07/15/26 (Call 07/15/20)	75	75,326
3.40%, 02/01/25 (Call 08/01/20)	125	128,468
3.50%, 07/15/29 (Call 07/15/20)	60	59,878
3.88%, 08/15/24 (Call 08/15/20)	140	144,907
4.00%, 06/01/25 (Call 06/01/20)	150	156,931
4.20%, 03/01/24 (Call 09/01/20)	25	26,011
4.25%, 11/15/23 (Call 05/15/20)	57	59,245
6.75%, 02/01/41 (Call 08/01/20)	130	173,394

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP
3.05%, 02/15/30 (Call 08/15/20)	$320	$302,051
4.13%, 03/15/28 (Call 09/15/20)	50	51,941
4.20%, 04/15/29 (Call 10/15/20)	110	114,598
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 05/15/20)	120	118,061
Series C, 4.75%, 03/01/23 (Call 09/01/20)	23	23,082
Series E, 4.00%, 06/15/25 (Call 06/15/20)	300	289,815
Series F, 4.50%, 02/01/26 (Call 08/01/20)	80	76,700
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 07/15/20)	125	113,843
3.95%, 11/01/27 (Call 05/01/20)	39	38,731
4.65%, 04/01/29 (Call 10/01/20)	64	65,174
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(b)	40	39,976
4.88%, 09/15/27 (Call 09/15/20)(b)	225	220,439
4.88%, 09/15/29 (Call 09/15/20)(b)	185	177,112
5.25%, 03/15/28 (Call 09/15/20)(b)	200	195,784
5.75%, 08/15/24 (Call 08/15/20)	126	124,323
6.00%, 08/15/23 (Call 08/15/20)	100	101,184
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/20)(b)	50	49,867
iStar Inc.
4.25%, 08/01/25 (Call 08/01/20)	100	81,044
4.75%, 10/01/24 (Call 10/01/20)	100	82,989
5.25%, 09/15/22 (Call 09/15/20)	125	113,821
Kilroy Realty LP
3.05%, 02/15/30 (Call 08/15/20)	115	107,338
3.45%, 12/15/24 (Call 06/15/20)	55	56,487
3.80%, 01/15/23 (Call 07/15/20)	100	101,569
4.25%, 08/15/29 (Call 08/15/20)	120	122,047
4.38%, 10/01/25 (Call 10/01/20)	9	9,246
4.75%, 12/15/28 (Call 06/15/20)	90	95,270
Kimco Realty Corp.
2.80%, 10/01/26 (Call 10/01/20)	135	128,949
3.20%, 05/01/21 (Call 05/01/20)	75	75,230
3.30%, 02/01/25 (Call 08/01/20)	90	89,897
3.70%, 10/01/49 (Call 10/01/20)	115	97,857
3.80%, 04/01/27 (Call 10/01/20)	105	106,687
4.13%, 12/01/46 (Call 06/01/20)	5	4,579
4.25%, 04/01/45 (Call 10/01/20)	115	104,406
4.45%, 09/01/47 (Call 09/01/20)	130	125,844
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 08/01/20)(b)	130	92,953
5.25%, 03/15/22 (Call 09/15/20)(b)	95	78,840
5.25%, 10/01/25 (Call 10/01/20)(b)	120	87,296
5.88%, 08/01/21 (Call 08/01/20)(b)	18	16,100
Life Storage LP
3.88%, 12/15/27 (Call 06/15/20)	200	204,484
4.00%, 06/15/29 (Call 06/15/20)	110	114,176
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 07/01/20)	56	56,876
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	83,038
4.50%, 04/18/22 (Call 10/15/20)	25	21,163
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 09/01/20)	80	77,488
4.50%, 01/15/28 (Call 07/15/20)	75	70,769
5.63%, 05/01/24 (Call 05/01/20)	198	201,164

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.75%, 02/01/27 (Call 08/01/20)	$115	$116,516
Mid-America Apartments LP
2.75%, 03/15/30 (Call 09/15/20)	30	29,438
3.60%, 06/01/27 (Call 06/01/20)	37	39,163
3.75%, 06/15/24 (Call 06/15/20)	35	35,990
3.95%, 03/15/29 (Call 09/15/20)	120	130,687
4.00%, 11/15/25 (Call 05/15/20)	30	31,424
4.20%, 06/15/28 (Call 06/15/20)	442	482,823
4.30%, 10/15/23 (Call 10/15/20)	25	26,022
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/20)	115	114,301
5.00%, 10/15/27 (Call 10/15/20)	170	173,357
5.25%, 08/01/26 (Call 08/01/20)	75	75,860
5.50%, 05/01/24 (Call 05/01/20)	58	58,506
6.38%, 03/01/24 (Call 09/01/20)	100	103,207
National Retail Properties Inc.
2.50%, 04/15/30 (Call 10/15/20)	6	5,245
3.10%, 04/15/50 (Call 10/15/20)	205	157,165
3.50%, 10/15/27 (Call 10/15/20)	35	34,204
3.60%, 12/15/26 (Call 06/15/20)	114	115,498
3.90%, 06/15/24 (Call 06/15/20)	27	27,727
4.30%, 10/15/28 (Call 10/15/20)	20	20,182
4.80%, 10/15/48 (Call 10/15/20)	38	38,229
Office Properties Income Trust
4.25%, 05/15/24 (Call 05/15/20)	210	202,467
4.50%, 02/01/25 (Call 08/01/20)	15	14,193
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 10/01/20)	150	134,344
4.38%, 08/01/23 (Call 08/01/20)	93	92,130
4.50%, 01/15/25 (Call 07/15/20)	10	9,845
4.50%, 04/01/27 (Call 10/01/20)	220	215,200
4.75%, 01/15/28 (Call 07/15/20)	80	77,415
4.95%, 04/01/24 (Call 10/01/20)	105	106,454
5.25%, 01/15/26 (Call 07/15/20)	115	115,797
Physicians Realty LP, 3.95%, 01/15/28 (Call 07/15/20)	45	41,807
Prologis LP
2.13%, 04/15/27 (Call 10/15/20)	30	30,312
2.25%, 04/15/30 (Call 10/15/20)	246	247,547
3.00%, 04/15/50 (Call 10/15/20)	104	105,176
3.75%, 11/01/25 (Call 05/01/20)	331	366,950
4.25%, 08/15/23 (Call 08/15/20)	125	136,092
4.38%, 02/01/29 (Call 08/01/20)	305	351,641
4.38%, 09/15/48 (Call 09/15/20)	5	6,139
Public Storage
2.37%, 09/15/22 (Call 09/15/20)	105	107,573
3.09%, 09/15/27 (Call 09/15/20)	230	241,636
3.39%, 05/01/29 (Call 05/01/20)	50	53,707
Rayonier Inc., 3.75%, 04/01/22 (Call 10/01/20)	15	14,789
Realty Income Corp.
3.00%, 01/15/27 (Call 07/15/20)	76	76,876
3.25%, 10/15/22 (Call 10/15/20)	152	156,195
3.25%, 06/15/29 (Call 06/15/20)	180	185,954
3.65%, 01/15/28 (Call 07/15/20)	125	130,824
3.88%, 07/15/24 (Call 07/15/20)	55	57,399
3.88%, 04/15/25 (Call 10/15/20)	55	58,315
4.13%, 10/15/26 (Call 10/15/20)	200	217,068
4.65%, 08/01/23 (Call 08/01/20)	116	123,411
4.65%, 03/15/47 (Call 09/15/20)	15	16,545
Regency Centers LP 2.95%, 09/15/29 (Call 09/15/20)	125	123,099

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 02/01/27 (Call 08/01/20)	$155	$160,086
4.40%, 02/01/47 (Call 08/01/20)	30	31,920
4.65%, 03/15/49 (Call 09/15/20)	110	119,583
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 10/15/20)	50	46,675
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/20)(b)	125	109,256
Sabra Health Care LP
3.90%, 10/15/29 (Call 10/15/20)	120	107,848
4.80%, 06/01/24 (Call 06/01/20)	120	116,598
5.13%, 08/15/26 (Call 08/15/20)	97	94,013
SBA Communications Corp.
3.88%, 02/15/27 (Call 08/15/20)(b)	160	163,301
4.00%, 10/01/22 (Call 10/01/20)	275	276,675
4.88%, 09/01/24 (Call 09/01/20)	125	128,862
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 08/12/20)(b)	190	192,145
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/20)	80	61,481
4.35%, 10/01/24 (Call 10/01/20)	181	151,863
4.38%, 02/15/30 (Call 08/15/20)	35	26,873
4.50%, 06/15/23 (Call 06/15/20)	55	47,381
4.50%, 03/15/25 (Call 09/15/20)	130	105,903
4.75%, 10/01/26 (Call 10/01/20)	93	76,300
4.95%, 10/01/29 (Call 10/01/20)	154	119,747
5.00%, 08/15/22 (Call 08/15/20)	123	112,514
5.25%, 02/15/26 (Call 08/15/20)	60	49,687
Simon Property Group LP
2.00%, 09/13/24 (Call 09/13/20)	220	207,409
2.35%, 01/30/22 (Call 07/30/20)	393	392,414
2.45%, 09/13/29 (Call 09/13/20)	261	234,736
2.50%, 07/15/21 (Call 07/15/20)	85	84,892
2.63%, 06/15/22 (Call 06/15/20)	270	267,975
2.75%, 02/01/23 (Call 08/01/20)	225	222,667
2.75%, 06/01/23 (Call 06/01/20)	10	9,878
3.25%, 09/13/49 (Call 09/13/20)	65	53,613
3.30%, 01/15/26 (Call 07/15/20)	395	389,450
3.38%, 10/01/24 (Call 10/01/20)	261	258,387
3.38%, 06/15/27 (Call 06/15/20)	114	110,430
3.38%, 12/01/27 (Call 06/01/20)	8	7,780
3.50%, 09/01/25 (Call 09/01/20)	65	65,441
3.75%, 02/01/24 (Call 08/01/20)	195	196,987
4.25%, 11/30/46 (Call 05/30/20)	25	24,505
4.75%, 03/15/42 (Call 09/15/20)	19	19,598
6.75%, 02/01/40 (Call 08/01/20)	179	228,868
SITE Centers Corp., 3.63%, 02/01/25 (Call 08/01/20)	240	236,117
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 10/15/20)	205	205,838
SL Green Realty Corp., 4.50%, 12/01/22 (Call 06/01/20)(d)	240	247,483
Spirit Realty LP
3.20%, 01/15/27 (Call 07/15/20)	125	110,468
3.40%, 01/15/30 (Call 07/15/20)	105	87,008
4.00%, 07/15/29 (Call 07/15/20)	50	44,165
4.45%, 09/15/26 (Call 09/15/20)	80	78,708
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 08/01/20)	85	81,401
4.75%, 03/15/25 (Call 09/15/20)	110	94,200
5.00%, 12/15/21 (Call 06/15/20)	110	103,994

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
STORE Capital Corp.
4.50%, 03/15/28 (Call 09/15/20)	$78	$76,045
4.63%, 03/15/29 (Call 09/15/20)	65	63,491
Tanger Properties LP
3.13%, 09/01/26 (Call 09/01/20)	115	97,124
3.88%, 07/15/27 (Call 07/15/20)	85	77,314
Trust Fibra Uno
5.25%, 01/30/26 (Call 10/30/25)(c)	200	183,492
6.39%, 01/15/50 (Call 07/28/49)(c)	200	177,872
UDR Inc.
2.95%, 09/01/26 (Call 09/01/20)	105	103,361
3.00%, 08/15/31 (Call 08/15/20)	120	120,926
3.10%, 11/01/34 (Call 05/01/20)	20	20,209
3.20%, 01/15/30 (Call 07/15/20)	200	206,530
3.50%, 07/01/27 (Call 07/01/20)	50	52,024
3.50%, 01/15/28 (Call 07/15/20)	50	52,068
4.40%, 01/26/29 (Call 07/26/20)	20	22,150
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/15/20)(b)(d)	90	69,728
7.88%, 02/15/25 (Call 08/15/20)(b)	415	398,749
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 10/15/20)(b)(d)	100	93,594
8.25%, 10/15/23 (Call 10/15/20)(d)	150	124,643
Ventas Realty LP
2.65%, 01/15/25 (Call 07/15/20)	60	57,030
3.00%, 01/15/30 (Call 07/15/20)	105	96,156
3.10%, 01/15/23 (Call 07/15/20)	50	49,713
3.13%, 06/15/23 (Call 06/15/20)	235	231,390
3.25%, 10/15/26 (Call 10/15/20)	145	140,736
3.50%, 04/15/24 (Call 10/15/20)	170	168,009
3.50%, 02/01/25 (Call 08/01/20)	140	139,779
3.75%, 05/01/24 (Call 05/01/20)	15	15,036
3.85%, 04/01/27 (Call 10/01/20)	145	142,957
4.00%, 03/01/28 (Call 09/01/20)	94	93,196
4.13%, 01/15/26 (Call 07/15/20)	110	110,890
4.38%, 02/01/45 (Call 08/01/20)	10	8,727
4.40%, 01/15/29 (Call 07/15/20)	60	61,090
4.88%, 04/15/49 (Call 10/15/20)	95	91,268
5.70%, 09/30/43 (Call 09/30/20)	15	15,958
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22
(Call 08/15/20)	129	129,533
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 06/15/20)	40	34,294
3.95%, 08/15/27 (Call 08/15/20)	170	159,859
4.60%, 02/06/24 (Call 08/06/20)	247	246,014
4.63%, 11/01/25 (Call 05/01/20)	90	88,862
4.88%, 06/01/26 (Call 06/01/20)	123	123,664
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 08/15/20)(b)	105	99,472
3.75%, 02/15/27 (Call 08/15/20)(b)	100	92,934
4.13%, 08/15/30 (Call 08/15/20)(b)	145	131,982
4.25%, 12/01/26 (Call 06/01/20)(b)	190	177,859
4.63%, 12/01/29 (Call 06/01/20)(b)	180	167,506
Vornado Realty LP, 3.50%, 01/15/25 (Call 07/15/20)	165	155,839
Washington Prime Group LP, 6.45%, 08/15/24 (Call 08/15/20)(d)	200	107,640
WEA Finance LLC
2.88%, 01/15/27 (Call 07/15/20)(b)	220	201,760
3.50%, 06/15/29 (Call 06/15/20)(b)	150	136,951
4.13%, 09/20/28 (Call 09/20/20)(b)	110	106,556

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 09/17/20)(b)	$345	$345,245
4.75%, 09/17/44 (Call 09/17/20)(b)	15	13,802
Welltower Inc.
3.10%, 01/15/30 (Call 07/15/20)	125	118,849
3.63%, 03/15/24 (Call 09/15/20)	118	119,605
3.75%, 03/15/23 (Call 09/15/20)	89	90,307
3.95%, 09/01/23 (Call 09/01/20)	70	72,064
4.00%, 06/01/25 (Call 06/01/20)	342	351,856
4.13%, 03/15/29 (Call 09/15/20)	105	110,173
4.25%, 04/01/26 (Call 10/01/20)	66	68,975
4.25%, 04/15/28 (Call 10/15/20)	150	154,533
4.50%, 01/15/24 (Call 07/15/20)	113	118,071
4.95%, 09/01/48 (Call 09/01/20)	105	116,650
6.50%, 03/15/41 (Call 09/15/20)	85	105,076
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 05/15/20)	180	192,884
4.63%, 09/15/23	119	127,618
4.70%, 03/15/21 (Call 09/15/20)	5	5,169
6.95%, 10/01/27	20	24,644
7.38%, 03/15/32	360	478,966
WP Carey Inc.
3.85%, 07/15/29 (Call 07/15/20)	55	53,862
4.60%, 04/01/24 (Call 10/01/20)	255	265,633

		48,018,556

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/20)(b)	145	140,508
4.25%, 05/15/24 (Call 07/15/20)(b)	150	150,169
4.38%, 01/15/28 (Call 05/15/20)(b)	150	145,536
5.00%, 10/15/25 (Call 10/15/20)(b)	440	441,712
5.75%, 04/15/25 (Call 10/15/20)(b)	20	21,075
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 07/15/20)(b)	32	28,018
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 06/01/20)	67	70,550
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 07/26/20)(b)	100	100,624
2.95%, 01/25/30 (Call 07/25/20)(b)	200	195,884
3.55%, 07/26/27 (Call 07/26/20)(b)	264	268,261
3.80%, 01/25/50 (Call 07/25/20)(b)	185	173,116
4.50%, 07/26/47 (Call 07/26/20)(b)	35	36,114
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 09/01/20)(b)	53	44,454
4.75%, 03/01/30 (Call 09/01/20)(b)	53	44,354
AutoNation Inc.
3.50%, 11/15/24 (Call 05/15/20)	80	77,368
3.80%, 11/15/27 (Call 05/15/20)	65	61,506
4.50%, 10/01/25 (Call 10/01/20)	170	170,297
AutoZone Inc.
3.13%, 07/15/23 (Call 07/15/20)	25	25,867
3.13%, 04/18/24 (Call 10/18/20)	125	130,027
3.13%, 04/21/26 (Call 10/21/20)	76	78,216
3.25%, 04/15/25 (Call 10/15/20)	45	47,419
3.75%, 06/01/27 (Call 06/01/20)	225	238,837
3.75%, 04/18/29 (Call 10/18/20)	135	142,231
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 05/15/20)(b)	75	71,620
4.88%, 11/01/25 (Call 05/01/20)(b)	200	176,462
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 08/01/20)	125	77,336

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.92%, 08/01/34 (Call 08/01/20)(d)	$35	$16,876
5.17%, 08/01/44 (Call 08/01/20)	175	75,817
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 10/01/20)	115	121,641
Brinker International Inc.
3.88%, 05/15/23	100	75,074
5.00%, 10/01/24 (Call 10/01/20)(b)	50	42,078
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 10/15/20)(b)	50	50,860
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	110	107,705
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 05/29/20)	50	3,491
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 05/18/20)	378	384,543
2.30%, 05/18/22 (Call 05/18/20)	30	30,991
2.75%, 05/18/24 (Call 05/18/20)	137	147,278
3.00%, 05/18/27 (Call 05/18/20)	35	38,823
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 05/01/20)	302	290,914
4.55%, 02/15/48 (Call 08/15/20)	60	54,778
Dollar General Corp.
3.25%, 04/15/23 (Call 10/15/20)	275	291,010
3.88%, 04/15/27 (Call 10/15/20)	130	142,912
4.13%, 05/01/28 (Call 05/01/20)	105	118,649
4.15%, 11/01/25 (Call 05/01/20)	75	82,828
Dollar Tree Inc.
3.70%, 05/15/23 (Call 05/15/20)	72	75,501
4.00%, 05/15/25 (Call 05/15/20)	54	58,277
4.20%, 05/15/28 (Call 05/15/20)	10	10,745
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(b)	50	45,131
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/20)(b)	200	180,770
8.50%, 10/30/25 (Call 10/30/20)(b)	200	192,184
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/29/20)	75	60,344
6.75%, 01/15/22 (Call 05/29/20)(d)	45	35,885
6.75%, 06/15/23 (Call 06/15/20)(d)	68	54,382
10.00%, 04/15/25 (Call 10/15/20)(b)	25	26,460
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(b)	75	73,998
Gap Inc. (The)
5.95%, 04/12/21 (Call 10/12/20)	200	205,506
8.38%, 05/15/23(b)	45	46,900
8.63%, 05/15/25 (Call 11/15/20)(b)	120	123,900
8.88%, 05/15/27 (Call 11/15/20)(b)	165	170,630
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(b)	200	157,642
8.75%, 10/01/25 (Call 10/01/20)(b)	100	57,707
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/20)	50	48,116
Guitar Center Inc., 9.50%, 10/15/21 (Call 10/15/20)(b)(j)	100	68,764
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 10/15/20)	400	422,436
2.63%, 06/01/22 (Call 06/01/20)	379	394,255
2.70%, 04/01/23 (Call 10/01/20)	400	422,568
2.70%, 04/15/30 (Call 10/15/20)	190	203,199
2.80%, 09/14/27 (Call 09/14/20)	313	339,377
2.95%, 06/15/29 (Call 06/15/20)	355	385,828
3.00%, 04/01/26 (Call 10/01/20)	220	241,459
3.13%, 12/15/49 (Call 06/15/20)	400	427,776
3.25%, 03/01/22	50	52,447
3.30%, 04/15/40 (Call 10/15/20)	500	546,275
3.35%, 09/15/25 (Call 09/15/20)	249	276,851

Security	Par (000)	Value

Retail (continued)
3.35%, 04/15/50 (Call 10/15/20)	$685	$759,062
3.50%, 09/15/56 (Call 09/15/20)	140	158,350
3.75%, 02/15/24 (Call 08/15/20)	66	72,638
3.90%, 12/06/28 (Call 06/06/20)	235	273,152
3.90%, 06/15/47 (Call 06/15/20)	183	214,480
4.20%, 04/01/43 (Call 10/01/20)	208	251,380
4.25%, 04/01/46 (Call 10/01/20)	285	355,788
4.40%, 03/15/45 (Call 09/15/20)	315	397,773
4.50%, 12/06/48 (Call 06/06/20)	113	146,979
4.88%, 02/15/44 (Call 08/15/20)	78	103,798
5.40%, 09/15/40 (Call 09/15/20)	33	45,645
5.88%, 12/16/36	340	490,042
5.95%, 04/01/41 (Call 10/01/20)	42	62,443
IRB Holding Corp., 6.75%, 02/15/26 (Call 10/15/20)(b)	70	58,351
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(b)	100	46,912
6.38%, 10/15/36(d)(j)	25	1,370
7.40%, 04/01/37	25	1,223
7.63%, 03/01/97	25	754
8.63%, 03/15/25 (Call 09/15/20)(b)	25	2,043
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/20)(b)	150	155,017
5.00%, 06/01/24 (Call 06/01/20)(b)	120	123,782
5.25%, 06/01/26 (Call 06/01/20)(b)	225	230,609
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	60	54,608
Kohl’s Corp.
3.25%, 02/01/23 (Call 08/01/20)	5	4,538
4.25%, 07/17/25 (Call 07/17/20)	110	96,665
5.55%, 07/17/45 (Call 07/17/20)	225	161,453
L Brands Inc.
5.25%, 02/01/28	100	71,819
5.63%, 02/15/22	125	109,975
5.63%, 10/15/23	100	81,337
6.63%, 04/01/21	85	77,105
6.69%, 01/15/27	75	52,653
6.75%, 07/01/36	125	91,250
6.88%, 11/01/35	175	129,640
6.95%, 03/01/33	75	42,733
7.50%, 06/15/29 (Call 06/15/20)	75	55,312
7.60%, 07/15/37	25	14,394
Lithia Motors Inc.
4.63%, 12/15/27 (Call 06/15/20)(b)	50	47,260
5.25%, 08/01/25 (Call 08/01/20)(b)	50	48,586
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 10/15/20)	330	343,589
3.10%, 05/03/27 (Call 05/03/20)	300	318,243
3.12%, 04/15/22 (Call 10/15/20)	60	61,873
3.13%, 09/15/24 (Call 09/15/20)	151	160,655
3.38%, 09/15/25 (Call 09/15/20)	200	216,988
3.65%, 04/05/29 (Call 10/05/20)	295	324,155
3.70%, 04/15/46 (Call 10/15/20)	237	257,581
4.05%, 05/03/47 (Call 05/03/20)	330	372,012
4.25%, 09/15/44 (Call 09/15/20)	65	73,153
4.38%, 09/15/45 (Call 09/15/20)	85	98,453
4.55%, 04/05/49 (Call 10/05/20)	160	193,579
4.65%, 04/15/42 (Call 10/15/20)	195	231,293
5.13%, 04/15/50 (Call 10/15/20)	250	326,380
5.50%, 10/15/35	10	12,882

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 08/15/20)	$143	$102,820
3.63%, 06/01/24 (Call 06/01/20)	165	116,931
3.88%, 01/15/22 (Call 07/15/20)	42	35,360
4.50%, 12/15/34 (Call 06/15/20)	70	40,081
5.13%, 01/15/42 (Call 07/15/20)	50	29,371
McDonald’s Corp.
2.63%, 01/15/22	75	76,931
2.63%, 09/01/29 (Call 09/01/20)	205	213,946
3.30%, 07/01/25 (Call 07/01/20)	45	49,077
3.35%, 04/01/23 (Call 10/01/20)	270	287,871
3.38%, 05/26/25 (Call 05/26/20)	181	197,433
3.50%, 03/01/27 (Call 09/01/20)	30	32,973
3.50%, 07/01/27 (Call 07/01/20)	600	661,458
3.60%, 07/01/30 (Call 07/01/20)	1,040	1,170,884
3.63%, 05/01/43	110	118,210
3.63%, 09/01/49 (Call 09/01/20)	185	202,573
3.70%, 01/30/26 (Call 07/30/20)	354	392,480
3.70%, 02/15/42	35	38,000
3.80%, 04/01/28 (Call 10/01/20)	370	415,525
4.20%, 04/01/50 (Call 10/01/20)	585	696,624
4.45%, 03/01/47 (Call 09/01/20)	6	7,310
4.45%, 09/01/48 (Call 09/01/20)	50	61,108
4.60%, 05/26/45 (Call 05/26/20)	50	60,070
4.70%, 12/09/35 (Call 06/09/20)	125	155,989
4.88%, 07/15/40	60	73,633
4.88%, 12/09/45 (Call 06/09/20)	561	703,483
5.70%, 02/01/39	25	33,038
6.30%, 10/15/37	110	152,459
6.30%, 03/01/38	125	176,442
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/20)	28	11,910
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/20)(b)(d)	70	48,808
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/20)	50	51,565
5.63%, 05/01/27 (Call 05/01/20)	50	51,817
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 05/29/20)(b)(j)	41	3,335
Nordstrom Inc.
4.38%, 04/01/30 (Call 10/01/20)	125	95,189
5.00%, 01/15/44 (Call 07/15/20)	145	101,338
6.95%, 03/15/28	90	84,086
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 09/15/20)	25	26,310
3.60%, 09/01/27 (Call 09/01/20)	196	205,339
3.90%, 06/01/29 (Call 06/01/20)	300	321,462
4.35%, 06/01/28 (Call 06/01/20)	5	5,475
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/20)(b)	25	2,184
6.63%, 08/01/26 (Call 08/01/20)(b)	95	8,928
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 06/01/20)	25	23,296
5.50%, 05/15/26 (Call 05/15/20)	75	69,553
5.75%, 10/01/22 (Call 10/01/20)	115	111,256
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	225	226,588
7.13%, 03/15/23 (Call 09/15/20)(b)	275	263,263
8.88%, 06/01/25 (Call 06/01/20)(b)	125	122,300

Security	Par (000)	Value

Retail (continued)
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/15/20)(b)(d)	$75	$58,298
QVC Inc.
4.38%, 03/15/23	125	120,410
4.45%, 02/15/25 (Call 08/15/20)	56	51,304
4.75%, 02/15/27 (Call 08/15/20)	105	95,114
4.85%, 04/01/24	175	166,612
5.13%, 07/02/22	230	225,487
5.45%, 08/15/34 (Call 08/15/20)	55	43,239
Rite Aid Corp.
6.13%, 04/01/23 (Call 07/31/20)(b)	239	218,331
7.50%, 07/01/25 (Call 07/01/20)(b)	111	109,288
7.70%, 02/15/27	40	29,157
Ross Stores Inc., 5.45%, 04/15/50 (Call 10/15/20)	210	239,799
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 06/01/20)	125	103,190
8.75%, 04/30/25 (Call 10/30/20)(b)	40	40,594
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 09/15/20)	25	21,791
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/20)(b)(d)	65	59,797
Staples Inc.
7.50%, 04/15/26 (Call 10/15/20)(b)	300	234,633
10.75%, 04/15/27 (Call 10/15/20)(b)	155	86,794
Starbucks Corp.
2.45%, 06/15/26 (Call 06/15/20)	145	149,331
3.10%, 03/01/23 (Call 09/01/20)	370	386,065
3.50%, 03/01/28 (Call 09/01/20)	215	232,505
3.55%, 08/15/29 (Call 08/15/20)	235	257,807
3.75%, 12/01/47 (Call 06/01/20)	140	149,009
3.80%, 08/15/25 (Call 08/15/20)	344	378,015
3.85%, 10/01/23 (Call 10/01/20)	233	250,631
4.00%, 11/15/28 (Call 05/15/20)	175	197,356
4.45%, 08/15/49 (Call 08/15/20)	250	298,770
4.50%, 11/15/48 (Call 05/15/20)	166	196,381
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/20)	25	24,318
5.88%, 03/01/27 (Call 09/01/20)	100	96,171
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/20)(b)	45	45,080
Target Corp.
2.25%, 04/15/25 (Call 10/15/20)	210	221,014
2.35%, 02/15/30 (Call 08/15/20)	184	193,642
2.50%, 04/15/26	200	216,134
2.65%, 09/15/30 (Call 09/15/20)	50	53,649
2.90%, 01/15/22	157	163,578
3.38%, 04/15/29 (Call 10/15/20)	165	186,610
3.50%, 07/01/24	480	532,411
3.63%, 04/15/46	425	509,600
3.90%, 11/15/47 (Call 05/15/20)	86	107,668
4.00%, 07/01/42	195	241,550
6.35%, 11/01/32	15	21,629
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 09/15/20)	275	278,718
2.50%, 05/15/23 (Call 05/15/20)	5	5,123
4.50%, 04/15/50 (Call 10/15/20)	260	319,995
Walgreen Co., 4.40%, 09/15/42	10	10,211
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 05/18/20)	606	618,108
3.45%, 06/01/26 (Call 06/01/20)	275	287,493
3.80%, 11/18/24 (Call 05/18/20)(d)	536	570,572

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.10%, 04/15/50 (Call 10/15/20)	$155	$152,621
4.50%, 11/18/34 (Call 05/18/20)	155	169,190
4.65%, 06/01/46 (Call 06/01/20)	92	96,257
4.80%, 11/18/44 (Call 05/18/20)	235	250,148
Walmart Inc.
2.35%, 12/15/22 (Call 06/15/20)	43	44,895
2.38%, 09/24/29 (Call 09/24/20)	290	311,573
2.55%, 04/11/23 (Call 10/11/20)	310	325,736
2.65%, 12/15/24 (Call 06/15/20)	183	196,524
2.85%, 07/08/24 (Call 07/08/20)	810	872,670
2.95%, 09/24/49 (Call 09/24/20)	255	287,484
3.05%, 07/08/26 (Call 07/08/20)	300	332,325
3.13%, 06/23/21	185	190,213
3.25%, 07/08/29 (Call 07/08/20)	335	382,567
3.30%, 04/22/24 (Call 10/22/20)	475	518,500
3.40%, 06/26/23 (Call 06/26/20)	270	292,040
3.55%, 06/26/25 (Call 06/26/20)	334	374,892
3.63%, 12/15/47 (Call 06/15/20)	195	239,723
3.70%, 06/26/28 (Call 06/26/20)	760	879,290
3.95%, 06/28/38 (Call 06/28/20)	530	657,582
4.00%, 04/11/43 (Call 10/11/20)	35	44,765
4.05%, 06/29/48 (Call 06/29/20)	410	535,587
4.30%, 04/22/44 (Call 10/22/20)	130	169,489
5.00%, 10/25/40	335	465,389
5.25%, 09/01/35	150	210,978
5.63%, 04/15/41	11	16,430
5.88%, 04/05/27	17	21,807
6.20%, 04/15/38	89	136,843
6.50%, 08/15/37	13	20,241
7.55%, 02/15/30	14	21,063
Yum! Brands Inc.
3.75%, 11/01/21 (Call 05/01/20)	25	25,316
3.88%, 11/01/20 (Call 05/01/20)	25	25,000
3.88%, 11/01/23 (Call 05/01/20)	50	50,679
4.75%, 01/15/30 (Call 07/15/20)(b)	120	122,345
5.35%, 11/01/43 (Call 05/01/20)	75	71,221
6.88%, 11/15/37	100	102,178
7.75%, 04/01/25 (Call 10/01/20)(b)	10	10,918

		44,584,440

Savings & Loans — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 09/08/20)(a)(b)	215	222,596
3.90%, 07/21/25(b)	5	5,422
3.96%, 07/18/30 (Call 07/18/20)(a)(b)	305	329,592
4.00%, 09/14/26(b)	10	10,328
4.13%, 10/18/32 (Call 10/18/20)(a)(b)	270	274,887
4.30%, 03/08/29 (Call 09/08/20)(a)(b)	245	268,559
4.36%, 08/01/24 (Call 08/01/20)(a)(b)	200	211,728

		1,323,112

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	41	44,748
Amkor Technology Inc., 6.63%, 09/15/27 (Call 09/15/20)(b)	100	103,430
Analog Devices Inc.
2.50%, 12/05/21 (Call 06/05/20)	10	10,094
3.13%, 12/05/23 (Call 06/05/20)	284	298,473
3.50%, 12/05/26 (Call 06/05/20)	245	265,127
3.90%, 12/15/25 (Call 06/15/20)	209	228,945
5.30%, 12/15/45 (Call 06/15/20)	120	159,320

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
3.30%, 04/01/27 (Call 10/01/20)	$140	$154,374
3.90%, 10/01/25 (Call 10/01/20)	198	222,584
4.30%, 06/15/21	31	32,241
4.35%, 04/01/47 (Call 10/01/20)	100	130,452
5.10%, 10/01/35 (Call 10/01/20)	49	67,629
5.85%, 06/15/41	80	116,222
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 07/15/20)	304	309,694
3.13%, 01/15/25 (Call 07/15/20)	245	252,441
3.50%, 01/15/28 (Call 07/15/20)	178	180,296
3.63%, 01/15/24 (Call 07/15/20)	1,417	1,481,148
3.88%, 01/15/27 (Call 07/15/20)	751	783,608
Broadcom Inc.
3.13%, 10/15/22(b)	350	362,764
3.63%, 10/15/24 (Call 10/15/20)(b)	65	68,483
4.25%, 04/15/26 (Call 10/15/20)(b)	331	355,593
4.75%, 04/15/29 (Call 10/15/20)(b)	95	104,813
5.00%, 04/15/30 (Call 10/15/20)(b)	250	281,245
Entegris Inc.
4.38%, 04/15/28 (Call 10/15/20)(b)	35	35,030
4.63%, 02/10/26 (Call 08/15/20)(b)	75	75,633
Intel Corp.
1.70%, 05/19/21 (Call 05/19/20)	100	100,853
2.35%, 05/11/22 (Call 05/11/20)	15	15,477
2.45%, 11/15/29 (Call 05/15/20)	330	350,447
2.60%, 05/19/26 (Call 05/19/20)	50	53,624
2.70%, 12/15/22	65	68,360
2.88%, 05/11/24 (Call 05/11/20)	217	232,214
3.10%, 07/29/22	200	211,100
3.15%, 05/11/27 (Call 05/11/20)	350	385,581
3.25%, 11/15/49 (Call 05/15/20)	525	588,630
3.30%, 10/01/21	55	57,071
3.40%, 03/25/25 (Call 09/25/20)	600	663,546
3.70%, 07/29/25 (Call 07/29/20)	480	538,930
3.73%, 12/08/47 (Call 06/08/20)	736	885,055
3.75%, 03/25/27 (Call 09/25/20)	300	343,146
3.90%, 03/25/30 (Call 09/25/20)	500	593,585
4.00%, 12/15/32	112	137,390
4.10%, 05/19/46 (Call 05/19/20)	80	100,446
4.10%, 05/11/47 (Call 05/11/20)	115	145,619
4.25%, 12/15/42	5	6,297
4.75%, 03/25/50 (Call 09/25/20)	705	985,167
4.80%, 10/01/41	135	180,302
KLA Corp.
3.30%, 03/01/50 (Call 09/01/20)	282	279,676
4.10%, 03/15/29 (Call 09/15/20)	110	124,135
4.65%, 11/01/24 (Call 05/01/20)	210	233,673
5.00%, 03/15/49 (Call 09/15/20)	73	92,173
Lam Research Corp.
1.90%, 06/15/30	120	119,604
2.80%, 06/15/21 (Call 06/15/20)	20	20,381
2.88%, 05/15/50	110	109,671
3.13%, 06/15/60	40	39,880
3.75%, 03/15/26 (Call 09/15/20)	33	36,900
3.80%, 03/15/25 (Call 09/15/20)	210	231,063
4.00%, 03/15/29 (Call 09/15/20)	120	140,108
4.88%, 03/15/49 (Call 09/15/20)	73	98,419
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 06/22/20)	35	36,218

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 06/15/20)	$45	$47,243
Microchip Technology Inc.
3.92%, 06/01/21	850	863,319
4.33%, 06/01/23 (Call 06/01/20)	280	290,763
Micron Technology Inc.
4.19%, 02/15/27 (Call 08/15/20)	213	226,681
4.64%, 02/06/24 (Call 08/06/20)	153	164,700
4.66%, 02/15/30 (Call 08/15/20)	105	116,794
4.98%, 02/06/26 (Call 08/06/20)	109	120,192
5.33%, 02/06/29 (Call 08/06/20)	177	202,120
NVIDIA Corp.
2.20%, 09/16/21 (Call 09/16/20)	162	165,131
2.85%, 04/01/30 (Call 10/01/20)	560	610,394
3.20%, 09/16/26 (Call 09/16/20)	250	276,102
3.50%, 04/01/40 (Call 10/01/20)	295	331,444
3.50%, 04/01/50 (Call 10/01/20)	905	1,038,578
3.70%, 04/01/60 (Call 10/01/20)	65	76,864
NXP BV/NXP Funding LLC
4.13%, 06/01/21(b)	430	439,198
4.63%, 06/01/23(b)	680	724,832
4.88%, 03/01/24 (Call 09/01/20)(b)	15	16,264
5.35%, 03/01/26 (Call 09/01/20)(b)	253	284,795
5.55%, 12/01/28 (Call 06/01/20)(b)	202	232,496
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25(b)	45	45,491
3.40%, 05/01/30(b)	70	70,148
3.88%, 06/18/26 (Call 06/18/20)(b)	35	36,904
4.30%, 06/18/29 (Call 06/18/20)(b)	55	58,418
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/20)(b)	165	164,640
5.50%, 07/15/26 (Call 07/15/20)	100	104,946
QUALCOMM Inc.
2.60%, 01/30/23 (Call 07/30/20)	555	578,660
2.90%, 05/20/24 (Call 05/20/20)	201	214,381
3.00%, 05/20/22	125	130,217
3.25%, 05/20/27 (Call 05/20/20)	460	502,279
3.45%, 05/20/25 (Call 05/20/20)	270	296,646
4.30%, 05/20/47 (Call 05/20/20)	105	127,428
4.65%, 05/20/35 (Call 05/20/20)	170	216,611
4.80%, 05/20/45 (Call 05/20/20)	440	569,224
Texas Instruments Inc.
1.38%, 03/12/25 (Call 09/12/20)	45	45,527
1.85%, 05/15/22 (Call 05/15/20)	5	5,109
2.25%, 09/04/29 (Call 09/04/20)	70	73,176
2.90%, 11/03/27 (Call 05/03/20)	286	313,098
3.88%, 03/15/39 (Call 09/15/20)	250	302,065
4.15%, 05/15/48 (Call 05/15/20)	77	97,668
Xilinx Inc., 2.95%, 06/01/24 (Call 06/01/20)	80	84,130

		24,593,804

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 06/01/20)	155	159,944
5.00%, 11/15/25 (Call 05/15/20)(b)	280	287,868

		447,812

Software — 0.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/20)(b)	60	60,121
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 09/15/20)	192	194,809

Security	Par (000)	Value

Software (continued)
2.60%, 06/15/22 (Call 06/15/20)	$1	$1,025
3.40%, 09/15/26 (Call 09/15/20)	365	404,588
4.50%, 06/15/47 (Call 06/15/20)	63	79,565
Adobe Inc.
1.70%, 02/01/23	65	66,730
1.90%, 02/01/25 (Call 08/01/20)	85	88,998
2.15%, 02/01/27 (Call 08/01/20)	222	232,769
2.30%, 02/01/30 (Call 08/01/20)	945	993,894
3.25%, 02/01/25 (Call 08/01/20)	257	282,754
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	55	54,598
Autodesk Inc.
2.85%, 01/15/30 (Call 07/15/20)	85	88,732
3.50%, 06/15/27 (Call 06/15/20)	135	148,136
3.60%, 12/15/22 (Call 06/15/20)	25	25,939
4.38%, 06/15/25 (Call 06/15/20)	195	214,709
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 06/01/20)	282	291,190
3.40%, 06/27/26 (Call 06/27/20)	55	58,525
CA Inc.
3.60%, 08/15/22 (Call 08/15/20)	195	197,709
4.70%, 03/15/27 (Call 09/15/20)	175	181,849
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 10/15/20)	25	27,193
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/01/20)(b)	40	39,956
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 08/15/20)(b)	50	46,881
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/20)	50	49,860
5.00%, 10/15/24 (Call 10/15/20)	100	104,014
5.25%, 05/15/29 (Call 09/15/20)(b)	75	76,460
5.88%, 06/15/26 (Call 06/15/20)	70	73,293
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 09/01/20)(b)	180	178,020
Citrix Systems Inc.
3.30%, 03/01/30 (Call 09/01/20)	7	7,124
4.50%, 12/01/27 (Call 06/01/20)	135	150,381
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/20)(d)	60	55,852
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 08/15/20)(b)	125	132,003
10.25%, 02/15/27 (Call 08/15/20)(b)(d)	135	147,780
Electronic Arts Inc., 4.80%, 03/01/26 (Call 09/01/20)	81	93,879
Fair Isaac Corp.
4.00%, 06/15/28 (Call 06/15/20)(b)	65	64,464
5.25%, 05/15/26 (Call 05/15/20)(b)	55	56,630
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 08/15/20)	240	255,355
3.50%, 04/15/23 (Call 10/15/20)	70	74,169
3.75%, 05/21/29 (Call 05/21/20)	50	56,142
3.88%, 06/05/24 (Call 06/05/20)	25	27,006
Series 10Y, 4.25%, 05/15/28 (Call 05/15/20)	30	34,035
Fiserv Inc.
2.75%, 07/01/24 (Call 07/01/20)	255	267,918
3.20%, 07/01/26 (Call 07/01/20)	194	207,888
3.50%, 07/01/29 (Call 07/01/20)	330	360,802
3.80%, 10/01/23 (Call 10/01/20)	505	545,834
3.85%, 06/01/25 (Call 06/01/20)	410	449,093
4.20%, 10/01/28 (Call 10/01/20)	75	85,186
4.40%, 07/01/49 (Call 07/01/20)	280	339,786
4.75%, 06/15/21	30	31,079

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 05/30/20)(b)	$105	$110,500
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/20)(b)	75	72,813
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	250	250,242
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(b)	115	116,647
Microsoft Corp.
1.55%, 08/08/21 (Call 08/08/20)	245	248,080
2.00%, 08/08/23 (Call 08/08/20)	115	120,060
2.38%, 02/12/22 (Call 08/12/20)	100	103,143
2.38%, 05/01/23 (Call 05/01/20)	545	571,225
2.40%, 02/06/22 (Call 08/06/20)	135	138,806
2.40%, 08/08/26 (Call 08/08/20)	425	457,661
2.65%, 11/03/22 (Call 05/03/20)	383	401,621
2.70%, 02/12/25 (Call 08/12/20)	115	124,730
2.88%, 02/06/24 (Call 08/06/20)	758	815,396
3.13%, 11/03/25 (Call 05/03/20)	327	364,448
3.30%, 02/06/27 (Call 08/06/20)	855	968,647
3.45%, 08/08/36 (Call 08/08/20)	575	670,013
3.50%, 02/12/35 (Call 08/12/20)	130	155,459
3.50%, 11/15/42	107	126,399
3.63%, 12/15/23 (Call 06/15/20)	205	226,168
3.70%, 08/08/46 (Call 08/08/20)	569	704,803
3.75%, 05/01/43 (Call 05/01/20)	150	181,345
3.75%, 02/12/45 (Call 08/12/20)	555	680,008
3.95%, 08/08/56 (Call 08/08/20)	173	225,540
4.00%, 02/12/55 (Call 08/12/20)	630	824,223
4.10%, 02/06/37 (Call 08/06/20)	330	411,385
4.20%, 11/03/35 (Call 05/03/20)	321	411,907
4.25%, 02/06/47 (Call 08/06/20)	305	407,547
4.45%, 11/03/45 (Call 05/03/20)	633	859,152
4.50%, 10/01/40	176	232,934
4.50%, 02/06/57 (Call 08/06/20)	207	297,616
4.75%, 11/03/55 (Call 05/03/20)	445	653,224
4.88%, 12/15/43 (Call 06/15/20)	160	223,765
5.20%, 06/01/39	28	39,624
5.30%, 02/08/41	62	89,703
MSCI Inc.
3.63%, 09/01/30 (Call 09/01/20)(b)	55	55,593
4.00%, 11/15/29 (Call 05/15/20)(b)	150	156,747
4.75%, 08/01/26 (Call 08/01/20)(b)	75	78,374
5.38%, 05/15/27 (Call 05/15/20)(b)	150	161,879
5.75%, 08/15/25 (Call 08/15/20)(b)	100	104,586
Nuance Communications Inc., 5.63%, 12/15/26 (Call 06/15/20)	100	105,545
Open Text Corp.
3.88%, 02/15/28 (Call 08/15/20)(b)	160	156,211
5.88%, 06/01/26 (Call 06/01/20)(b)	145	152,201
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 08/15/20)(b)	160	155,682
Oracle Corp.
1.90%, 09/15/21 (Call 09/15/20)	1,735	1,757,833
2.40%, 09/15/23 (Call 09/15/20)	316	330,558
2.50%, 05/15/22 (Call 05/15/20)	840	864,175
2.50%, 10/15/22	325	337,187
2.50%, 04/01/25 (Call 10/01/20)	300	316,473
2.63%, 02/15/23 (Call 08/15/20)	255	266,546
2.65%, 07/15/26 (Call 07/15/20)	610	649,345

Security	Par (000)	Value

Software (continued)
2.80%, 07/08/21	$30	$30,674
2.95%, 11/15/24 (Call 05/15/20)	290	310,941
2.95%, 05/15/25 (Call 05/15/20)	237	254,156
2.95%, 04/01/30 (Call 10/01/20)	505	550,536
3.25%, 11/15/27 (Call 05/15/20)	85	93,576
3.25%, 05/15/30 (Call 05/15/20)	16	17,915
3.40%, 07/08/24 (Call 07/08/20)	15	16,245
3.60%, 04/01/40 (Call 10/01/20)	505	569,387
3.60%, 04/01/50 (Call 10/01/20)	955	1,084,202
3.63%, 07/15/23	210	227,426
3.80%, 11/15/37 (Call 05/15/20)	360	410,461
3.85%, 07/15/36 (Call 07/15/20)	314	362,827
3.85%, 04/01/60 (Call 10/01/20)	750	867,877
3.90%, 05/15/35 (Call 05/15/20)	225	265,468
4.00%, 07/15/46 (Call 07/15/20)	384	454,714
4.00%, 11/15/47 (Call 05/15/20)	793	944,051
4.13%, 05/15/45 (Call 05/15/20)	105	125,374
4.30%, 07/08/34 (Call 07/08/20)	288	352,676
4.38%, 05/15/55 (Call 05/15/20)	175	221,438
4.50%, 07/08/44 (Call 07/08/20)	220	277,059
5.38%, 07/15/40	220	301,178
6.13%, 07/08/39	180	263,583
6.50%, 04/15/38	247	373,948
PTC Inc.
3.63%, 02/15/25 (Call 08/15/20)(b)	50	49,290
4.00%, 02/15/28 (Call 08/15/20)(b)	45	44,071
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/15/20)(b)(d)	225	222,284
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/29/20)(b)	75	45,419
salesforce.com Inc.
3.25%, 04/11/23 (Call 10/11/20)	125	133,266
3.70%, 04/11/28 (Call 10/11/20)	356	405,687
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 09/01/20)(b)	350	348,208
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 09/30/20)(b)	345	354,253
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 08/01/20)(b)(d)	200	178,508
VMware Inc.
2.95%, 08/21/22 (Call 08/21/20)	195	197,866
3.90%, 08/21/27 (Call 08/21/20)	76	77,785
4.70%, 05/15/30 (Call 11/15/20)	250	267,245

		36,338,086

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/20)(b)	200	195,014

Telecommunications — 1.6%
Altice France Holding SA
6.00%, 02/15/28 (Call 08/15/20)(b)	200	182,370
10.50%, 05/15/27 (Call 05/15/20)(b)	200	215,970
Altice France SA/France
5.50%, 01/15/28 (Call 10/15/20)(b)	200	201,546
7.38%, 05/01/26 (Call 07/15/20)(b)	800	836,528
8.13%, 02/01/27 (Call 08/01/20)(b)	300	323,262
America Movil SAB de CV
3.63%, 04/22/29 (Call 10/22/20)	235	250,830
4.38%, 04/22/49 (Call 10/22/20)	235	270,781
6.13%, 11/15/37	325	432,533

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/35	$130	$178,110
AT&T Inc.
2.95%, 07/15/26 (Call 07/15/20)	280	291,032
3.00%, 02/15/22	141	144,958
3.00%, 06/30/22 (Call 06/30/20)	915	941,965
3.20%, 03/01/22 (Call 09/01/20)	187	193,797
3.40%, 06/15/22	275	286,407
3.40%, 05/15/25 (Call 05/15/20)	736	781,750
3.55%, 06/01/24 (Call 06/01/20)	345	365,320
3.60%, 02/17/23 (Call 08/17/20)	180	189,432
3.60%, 07/15/25 (Call 07/15/20)	326	349,322
3.80%, 03/15/22	517	539,753
3.80%, 03/01/24 (Call 09/01/20)	215	229,970
3.80%, 02/15/27 (Call 08/15/20)	283	305,244
3.88%, 08/15/21	101	104,202
3.88%, 01/15/26 (Call 07/15/20)	300	324,765
3.90%, 03/11/24 (Call 09/11/20)	298	319,688
3.95%, 01/15/25 (Call 07/15/20)	210	227,487
4.00%, 01/15/22	2	2,086
4.10%, 02/15/28 (Call 08/15/20)	411	452,840
4.13%, 02/17/26 (Call 08/17/20)	350	384,583
4.25%, 03/01/27 (Call 09/01/20)	465	513,323
4.30%, 02/15/30 (Call 08/15/20)	296	333,382
4.30%, 12/15/42 (Call 06/15/20)	300	324,738
4.35%, 03/01/29 (Call 09/01/20)	330	371,587
4.35%, 06/15/45 (Call 06/15/20)	480	527,669
4.45%, 05/15/21	90	92,793
4.45%, 04/01/24 (Call 10/01/20)	252	274,791
4.50%, 05/15/35 (Call 05/15/20)	1,364	1,526,657
4.50%, 03/09/48 (Call 09/09/20)	850	972,689
4.55%, 03/09/49 (Call 09/09/20)	359	412,031
4.65%, 06/01/44 (Call 06/01/20)	304	341,444
4.75%, 05/15/46 (Call 05/15/20)	440	507,672
4.80%, 06/15/44 (Call 06/15/20)	250	287,045
4.85%, 03/01/39 (Call 09/01/20)	328	379,142
4.85%, 07/15/45 (Call 07/15/20)	190	217,656
4.90%, 08/15/37 (Call 08/14/20)	171	197,712
4.90%, 06/15/42	214	246,751
5.15%, 03/15/42	130	155,714
5.15%, 11/15/46 (Call 05/15/20)	391	469,509
5.15%, 02/15/50 (Call 08/14/20)	249	308,464
5.25%, 03/01/37 (Call 09/01/20)	296	351,837
5.30%, 08/15/58 (Call 08/14/20)	200	252,820
5.35%, 09/01/40	228	275,467
5.38%, 10/15/41	100	116,576
5.45%, 03/01/47 (Call 09/01/20)	257	325,719
5.55%, 08/15/41	70	85,549
5.65%, 02/15/47 (Call 08/15/20)	275	349,979
5.70%, 03/01/57 (Call 09/01/20)	230	301,891
6.00%, 08/15/40 (Call 08/15/20)	176	230,196
6.25%, 03/29/41	125	160,775
6.30%, 01/15/38	4	5,298
6.35%, 03/15/40	240	320,520
6.38%, 03/01/41	175	235,774
6.55%, 02/15/39	25	34,270
Bell Canada Inc.
4.30%, 07/29/49 (Call 07/29/20)	120	141,353
4.46%, 04/01/48 (Call 10/01/20)	161	201,712
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(c)	200	206,216

Security	Par (000)	Value

Telecommunications (continued)
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	$300	$299,100
British Telecommunications PLC
3.25%, 11/08/29 (Call 05/08/20)(b)	225	228,476
4.25%, 11/08/49 (Call 05/08/20)(b)	5	5,440
4.50%, 12/04/23 (Call 06/04/20)	200	217,274
5.13%, 12/04/28 (Call 06/04/20)	25	28,888
9.63%, 12/15/30	350	535,328
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 07/15/20)(b)	200	198,272
CenturyLink Inc.
4.00%, 02/15/27 (Call 08/15/20)(b)	235	229,955
5.13%, 12/15/26 (Call 08/15/20)(b)	265	253,581
5.63%, 04/01/25 (Call 10/01/20)	119	119,681
Series G, 6.88%, 01/15/28	95	96,838
Series P, 7.60%, 09/15/39	100	102,232
Series S, 6.45%, 06/15/21	200	204,422
Series T, 5.80%, 03/15/22	246	252,202
Series U, 7.65%, 03/15/42	100	101,172
Series W, 6.75%, 12/01/23	100	105,312
Series Y, 7.50%, 04/01/24 (Call 10/01/20)	150	162,705
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 07/15/20)(b)	100	101,031
8.00%, 10/15/25 (Call 10/15/20)(b)	75	75,835
Cisco Systems Inc.
1.85%, 09/20/21 (Call 09/20/20)	155	157,582
2.20%, 09/20/23 (Call 09/20/20)	260	271,599
2.50%, 09/20/26 (Call 09/20/20)	218	236,515
2.60%, 02/28/23	100	105,149
2.95%, 02/28/26	360	397,436
3.00%, 06/15/22	15	15,795
3.50%, 06/15/25	9	10,113
3.63%, 03/04/24	115	127,252
5.50%, 01/15/40	355	512,751
5.90%, 02/15/39	230	340,099
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/20)(c)	200	197,748
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/20)(b)	8	7,869
5.50%, 03/01/24 (Call 09/01/20)(b)	152	152,002
5.50%, 06/15/24 (Call 06/15/20)(b)	150	134,760
6.00%, 03/01/26 (Call 09/01/20)(b)	220	220,462
8.25%, 03/01/27 (Call 09/01/20)(b)(d)	160	153,494
CommScope Technologies LLC
5.00%, 03/15/27 (Call 09/15/20)(b)	125	107,459
6.00%, 06/15/25 (Call 06/15/20)(b)	250	222,642
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/20)(b)	300	287,337
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)	100	90,666
Corning Inc.
2.90%, 05/15/22 (Call 05/15/20)	150	153,983
3.90%, 11/15/49 (Call 05/15/20)	240	254,470
4.38%, 11/15/57 (Call 05/15/20)	135	147,208
4.70%, 03/15/37	11	12,742
4.75%, 03/15/42	89	101,476
5.35%, 11/15/48 (Call 05/15/20)	55	71,853
5.45%, 11/15/79 (Call 05/15/20)	68	76,919
5.75%, 08/15/40	120	148,278
5.85%, 11/15/68 (Call 05/15/20)	130	153,929
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/20)(b)	675	738,936

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 07/19/20)(b)	$15	$16,272
4.38%, 06/21/28 (Call 06/21/20)(b)	275	316,272
8.75%, 06/15/30	571	844,155
9.25%, 06/01/32	160	248,843
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 09/30/20)(c)(j)	327	192,708
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(c)(j)	98	3,031
Digicel Ltd., 6.00%, 04/15/21 (Call 05/28/20)(c)(j)	250	150,720
Embarq Corp., 8.00%, 06/01/36	240	250,810
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24(c)	200	204,530
Frontier Communications Corp.
8.00%, 04/01/27 (Call 10/01/20)(b)(j)	325	331,588
8.50%, 04/01/26 (Call 10/01/20)(b)(j)	235	217,112
Frontier Florida LLC, Series E, 6.86%, 02/01/28	50	43,241
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/20)(b)	170	139,303
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(c)	200	219,020
GTT Communications Inc., 7.88%, 12/31/24 (Call 06/30/20)(b)	75	44,925
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	83	72,148
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	200	201,720
Hughes Satellite Systems Corp.
5.25%, 08/01/26	122	128,626
6.63%, 08/01/26	125	133,328
7.63%, 06/15/21	100	103,815
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 06/15/20)(b)(d)	86	16,527
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 08/15/20)(b)	175	178,432
8.50%, 10/15/24 (Call 10/15/20)(b)(j)	150	86,940
9.50%, 09/30/22(b)	75	83,267
9.75%, 07/15/25 (Call 07/15/20)(b)	150	86,766
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	200	139,660
Juniper Networks Inc.
3.75%, 08/15/29 (Call 08/15/20)(d)	107	113,372
4.35%, 06/15/25 (Call 06/15/20)	57	59,727
4.50%, 03/15/24	192	205,899
5.95%, 03/15/41	194	224,254
Koninklijke KPN NV, 8.38%, 10/01/30	5	6,934
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 09/01/20)(b)	77	77,316
4.63%, 09/15/27 (Call 09/15/20)(b)	195	195,191
5.13%, 05/01/23 (Call 09/01/20)	100	100,054
5.25%, 03/15/26 (Call 10/15/20)	80	82,262
5.38%, 08/15/22 (Call 05/29/20)	105	105,050
5.38%, 01/15/24 (Call 07/15/20)	94	94,682
5.38%, 05/01/25 (Call 09/01/20)	125	126,876
5.63%, 02/01/23 (Call 05/29/20)	90	90,114
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(c)	200	170,712
Millicom International Cellular SA
5.13%, 01/15/28 (Call 07/15/20)(b)	200	185,976
6.25%, 03/25/29 (Call 03/25/24)(c)	200	195,916
Motorola Solutions Inc.
3.50%, 03/01/23	5	5,134
3.75%, 05/15/22	335	346,618
4.00%, 09/01/24	80	85,350

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 02/23/28 (Call 08/23/20)	$180	$199,634
4.60%, 05/23/29 (Call 05/23/20)	210	238,906
5.50%, 09/01/44	125	133,599
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(c)	400	368,440
Nokia of America Corp., 6.45%, 03/15/29(d)	25	25,076
Nokia OYJ
3.38%, 06/12/22	65	65,605
4.38%, 06/12/27	100	101,209
6.63%, 05/15/39	125	133,769
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	400	409,548
4.50%, 01/31/43(b)(d)	200	226,022
Orange SA
4.13%, 09/14/21	131	137,071
5.38%, 01/13/42	135	183,616
5.50%, 02/06/44 (Call 08/06/20)	135	187,757
9.00%, 03/01/31	236	373,925
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(c)	200	183,832
6.63%, 04/24/28(c)	250	213,972
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	200	206,882
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/20)(b)	75	60,177
Proven Glory Capital Ltd., 4.00%, 02/21/27(c)	400	400,048
Proven Honour Capital Ltd., 4.13%, 05/06/26(c)	200	203,218
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 05/15/20)(b)	75	75,482
Qwest Corp.
6.75%, 12/01/21	150	156,741
7.25%, 09/15/25	25	26,252
Rogers Communications Inc.
2.90%, 11/15/26 (Call 05/15/20)	65	69,939
3.00%, 03/15/23 (Call 09/15/20)	25	26,209
3.63%, 12/15/25 (Call 06/15/20)	180	199,865
3.70%, 11/15/49 (Call 05/15/20)	115	124,525
4.10%, 10/01/23 (Call 10/01/20)	318	349,647
4.30%, 02/15/48 (Call 08/15/20)	210	252,147
4.35%, 05/01/49 (Call 05/01/20)	325	389,646
4.50%, 03/15/43 (Call 09/15/20)	180	211,093
5.00%, 03/15/44 (Call 09/15/20)	285	368,756
7.50%, 08/15/38	45	68,706
SingTel Group Treasury Pte Ltd., 3.88%, 08/28/28 (Call 05/28/28)(c)	400	448,552
Sprint Capital Corp.
6.88%, 11/15/28	425	513,353
8.75%, 03/15/32	310	435,680
Sprint Communications Inc.
6.00%, 11/15/22	345	364,534
7.00%, 08/15/20	175	176,692
9.25%, 04/15/22	37	40,739
11.50%, 11/15/21	125	139,758
Sprint Corp.
7.13%, 06/15/24	400	448,736
7.25%, 09/15/21	380	398,571
7.63%, 02/15/25 (Call 08/15/20)	225	258,759
7.63%, 03/01/26 (Call 09/01/20)	255	301,639
7.88%, 09/15/23	725	814,436
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(b)	171	171,110
4.74%, 03/20/25(b)	450	476,892

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34	$300	$312,069
6.38%, 11/15/33	215	232,404
7.20%, 07/18/36	200	226,196
7.72%, 06/04/38	175	203,339
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	200	207,632
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	251	260,059
Telefonica Emisiones SA
4.10%, 03/08/27	320	346,163
4.57%, 04/27/23	150	161,986
4.67%, 03/06/38	160	180,747
4.90%, 03/06/48	439	508,643
5.21%, 03/08/47	350	421,214
5.52%, 03/01/49 (Call 09/01/20)	150	188,275
7.05%, 06/20/36	250	347,315
Telefonica Europe BV, 8.25%, 09/15/30	145	207,228
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 06/01/20)(b)	85	83,524
6.50%, 10/15/27 (Call 10/15/20)(b)	105	99,249
Telstra Corp. Ltd.
3.13%, 04/07/25 (Call 10/07/20)(b)	55	58,111
4.80%, 10/12/21(b)	38	39,843
TELUS Corp.
3.70%, 09/15/27 (Call 09/15/20)	242	262,797
4.30%, 06/15/49 (Call 06/15/20)	140	162,819
4.60%, 11/16/48 (Call 05/16/20)	120	146,590
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 10/15/20)(b)	390	412,511
3.75%, 04/15/27 (Call 10/15/20)(b)	1,000	1,072,180
3.88%, 04/15/30 (Call 10/15/20)(b)	1,500	1,641,240
4.00%, 04/15/22 (Call 10/15/20)	100	102,279
4.38%, 04/15/40 (Call 10/15/20)(b)	530	600,214
4.50%, 02/01/26 (Call 08/01/20)	200	206,164
4.50%, 04/15/50 (Call 10/15/20)(b)	815	954,781
4.75%, 02/01/28 (Call 08/01/20)	300	315,075
5.13%, 04/15/25 (Call 10/15/20)	100	102,352
5.38%, 04/15/27 (Call 10/15/20)	80	84,539
6.00%, 03/01/23 (Call 09/01/20)	225	227,380
6.00%, 04/15/24 (Call 10/15/20)	150	153,078
6.38%, 03/01/25 (Call 09/01/20)	275	283,484
6.50%, 01/15/24 (Call 07/15/20)	150	153,591
6.50%, 01/15/26 (Call 07/15/20)	300	316,716
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(b)(d)	50	46,646
Turk Telekomunikasyon AS, 4.88%, 06/19/24(c)	200	188,496
U.S. Cellular Corp., 6.70%, 12/15/33	178	188,034
VEON Holdings BV
4.00%, 04/09/25 (Call 10/09/20)(b)	200	206,878
4.95%, 06/16/24 (Call 03/16/24)(c)	200	209,964
Verizon Communications Inc.
2.45%, 11/01/22 (Call 05/01/20)	60	62,109
2.63%, 08/15/26	400	424,908
2.95%, 03/15/22	60	62,393
3.13%, 03/16/22	31	32,340
3.38%, 02/15/25	750	820,965
3.50%, 11/01/24 (Call 05/01/20)	600	656,334
3.85%, 11/01/42 (Call 05/01/20)	240	282,578
3.88%, 02/08/29 (Call 08/08/20)	135	155,751
4.00%, 03/22/50 (Call 09/22/20)	255	317,258
4.02%, 12/03/29 (Call 06/03/20)	181	212,523

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 03/16/27	$394	$456,945
4.13%, 08/15/46	89	109,254
4.27%, 01/15/36	495	593,045
4.33%, 09/21/28	1,542	1,824,818
4.40%, 11/01/34 (Call 05/01/20)	375	453,577
4.50%, 08/10/33	380	472,735
4.52%, 09/15/48	430	566,667
4.75%, 11/01/41	205	267,299
4.81%, 03/15/39	448	578,113
4.86%, 08/21/46	470	636,789
5.01%, 04/15/49	556	781,625
5.01%, 08/21/54	11	15,862
5.15%, 09/15/23	124	140,921
5.25%, 03/16/37	365	486,242
5.50%, 03/16/47	669	965,755
6.55%, 09/15/43	605	915,129
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(b)	100	94,849
5.63%, 04/15/27 (Call 10/15/20)(b)	80	79,181
Vodafone Group PLC
3.75%, 01/16/24	194	209,289
4.13%, 05/30/25	308	343,519
4.25%, 09/17/50	185	205,139
4.38%, 05/30/28	555	638,505
4.38%, 02/19/43	130	146,262
4.88%, 06/19/49	215	258,561
5.00%, 05/30/38	181	217,725
5.13%, 06/19/59	375	462,709
5.25%, 05/30/48	295	373,199
6.15%, 02/27/37	495	642,708
6.25%, 11/30/32	80	105,594
7.00%, 04/04/79 (Call 10/04/20)(a)	295	337,619
7.88%, 02/15/30	110	155,402
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(b)(e)	58	58,419
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 09/01/20)(b)	310	301,013
6.13%, 03/01/28 (Call 09/01/20)(b)	125	117,785

		77,756,699

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 08/01/20)	215	228,457

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	90	90,897
3.00%, 11/19/24 (Call 05/19/20)	140	139,369
3.15%, 05/15/21 (Call 05/15/20)	25	25,255
3.50%, 09/15/27 (Call 09/15/20)	205	197,509
3.55%, 11/19/26 (Call 05/19/20)	200	196,932
3.90%, 11/19/29 (Call 05/19/20)	115	111,606
5.10%, 05/15/44 (Call 05/15/20)	55	49,582
6.35%, 03/15/40	90	93,826
Mattel Inc.
3.15%, 03/15/23 (Call 09/15/20)	50	46,027
5.45%, 11/01/41 (Call 05/01/20)	75	59,452
5.88%, 12/15/27 (Call 06/15/20)(b)	60	58,793
6.20%, 10/01/40	75	63,792
6.75%, 12/31/25 (Call 06/30/20)(b)	250	253,860

		1,386,900

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.7%
AP Moller — Maersk A/S
3.75%, 09/22/24 (Call 09/22/20)(b)	$120	$121,744
3.88%, 09/28/25 (Call 09/28/20)(b)	180	180,661
4.50%, 06/20/29 (Call 06/20/20)(b)	100	99,523
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 09/15/20)	32	33,666
3.00%, 04/01/25 (Call 10/01/20)	155	166,478
3.05%, 09/01/22 (Call 09/01/20)	325	338,790
3.25%, 06/15/27 (Call 06/15/20)	110	122,166
3.40%, 09/01/24 (Call 09/01/20)	60	65,344
3.45%, 09/15/21 (Call 09/15/20)	5	5,132
3.55%, 02/15/50 (Call 08/15/20)	100	113,344
3.65%, 09/01/25 (Call 09/01/20)	85	94,347
3.75%, 04/01/24 (Call 10/01/20)	165	179,908
3.90%, 08/01/46 (Call 08/01/20)	185	216,167
4.05%, 06/15/48 (Call 06/15/20)	105	127,474
4.13%, 06/15/47 (Call 06/15/20)	218	265,177
4.15%, 04/01/45 (Call 10/01/20)	230	277,380
4.15%, 12/15/48 (Call 06/15/20)	80	98,721
4.38%, 09/01/42 (Call 09/01/20)	125	152,251
4.40%, 03/15/42 (Call 09/15/20)	75	92,039
4.45%, 03/15/43 (Call 09/15/20)	165	203,942
4.55%, 09/01/44 (Call 09/01/20)	193	241,404
4.70%, 09/01/45 (Call 09/01/20)	173	223,417
4.90%, 04/01/44 (Call 10/01/20)	175	228,489
4.95%, 09/15/41 (Call 09/15/20)	10	12,738
5.05%, 03/01/41 (Call 09/01/20)	68	88,172
5.15%, 09/01/43 (Call 09/01/20)	100	133,718
5.40%, 06/01/41 (Call 06/01/20)	85	114,048
5.75%, 05/01/40 (Call 05/01/20)	300	415,353
6.15%, 05/01/37	25	34,857
6.20%, 08/15/36	150	208,785
7.00%, 12/15/25	13	16,393
Canadian National Railway Co.
2.45%, 05/01/50	200	194,732
2.75%, 03/01/26 (Call 09/01/20)	255	271,970
2.85%, 12/15/21 (Call 06/15/20)	25	25,531
2.95%, 11/21/24 (Call 05/21/20)	175	186,382
3.20%, 08/02/46 (Call 08/02/20)	175	196,112
3.65%, 02/03/48 (Call 08/03/20)	130	154,323
6.20%, 06/01/36	185	273,313
6.25%, 08/01/34	3	4,399
6.38%, 11/15/37	10	15,020
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 08/01/20)	145	153,567
4.00%, 06/01/28 (Call 06/01/20)	55	61,976
4.45%, 03/15/23 (Call 09/15/20)	50	53,396
4.80%, 09/15/35 (Call 09/15/20)	15	18,721
4.80%, 08/01/45 (Call 08/01/20)	197	265,633
5.75%, 01/15/42	75	105,927
5.95%, 05/15/37	65	90,358
6.13%, 09/15/2115 (Call 09/15/20)	74	111,527
7.13%, 10/15/31	210	300,726
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 08/01/20)(b)	100	92,968
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 10/15/20)	145	156,800
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(c)	400	424,320
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(g)	400	395,924

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.40%, 02/15/30 (Call 08/15/20)	$120	$123,276
2.60%, 11/01/26 (Call 05/01/20)	125	131,931
3.25%, 06/01/27 (Call 06/01/20)	130	139,784
3.35%, 11/01/25 (Call 05/01/20)	190	209,002
3.35%, 09/15/49 (Call 09/15/20)	115	122,529
3.40%, 08/01/24 (Call 08/01/20)	286	312,850
3.70%, 11/01/23 (Call 05/01/20)	132	142,047
3.80%, 03/01/28 (Call 09/01/20)	465	518,428
3.80%, 11/01/46 (Call 05/01/20)	160	180,395
3.80%, 04/15/50 (Call 10/15/20)	275	317,713
3.95%, 05/01/50 (Call 05/01/20)	190	224,251
4.10%, 03/15/44 (Call 09/15/20)	175	203,045
4.25%, 06/01/21 (Call 06/01/20)	25	25,645
4.25%, 03/15/29 (Call 09/15/20)	120	139,792
4.25%, 11/01/66 (Call 05/01/20)	15	17,258
4.30%, 03/01/48 (Call 09/01/20)	25	30,537
4.50%, 03/15/49 (Call 09/15/20)	35	44,092
4.50%, 08/01/54 (Call 08/01/20)	10	12,304
4.65%, 03/01/68 (Call 09/01/20)	10	12,173
4.75%, 05/30/42 (Call 05/30/20)	274	342,596
4.75%, 11/15/48 (Call 05/15/20)	68	87,716
5.50%, 04/15/41 (Call 10/15/20)	70	92,207
6.00%, 10/01/36	85	113,176
6.15%, 05/01/37	5	6,743
6.22%, 04/30/40	155	217,108
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(c)	200	209,654
FedEx Corp.
2.63%, 08/01/22	163	167,127
3.10%, 08/05/29 (Call 08/05/20)	210	213,847
3.20%, 02/01/25	125	130,950
3.25%, 04/01/26 (Call 10/01/20)	85	87,933
3.30%, 03/15/27 (Call 09/15/20)	149	153,239
3.40%, 02/15/28 (Call 08/15/20)	155	161,288
3.88%, 08/01/42	35	33,629
3.90%, 02/01/35	300	314,034
4.00%, 01/15/24	170	183,151
4.05%, 02/15/48 (Call 08/15/20)	225	221,713
4.10%, 04/15/43	35	34,344
4.10%, 02/01/45	125	123,485
4.20%, 10/17/28 (Call 10/17/20)	5	5,442
4.40%, 01/15/47 (Call 07/15/20)	70	71,896
4.55%, 04/01/46 (Call 10/01/20)	196	209,675
4.75%, 11/15/45 (Call 05/15/20)	326	353,022
4.90%, 01/15/34	75	88,136
4.95%, 10/17/48 (Call 10/17/20)	35	39,612
5.10%, 01/15/44	205	232,579
5.25%, 05/15/50 (Call 11/15/20)	250	301,037
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(c)	300	301,176
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 08/15/20)	50	51,172
3.88%, 03/01/26 (Call 09/01/20)	310	335,693
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/20)	170	172,565
3.00%, 05/15/23 (Call 05/15/20)	25	25,444
3.13%, 06/01/26 (Call 06/01/20)	100	103,427
4.20%, 11/15/69 (Call 05/15/20)	94	94,731
4.70%, 05/01/48 (Call 05/01/20)	25	29,800
4.95%, 08/15/45 (Call 08/15/20)	130	156,989

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(c)	$200	$231,446
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/20)(b)(d)	100	83,602
Kirby Corp., 4.20%, 03/01/28 (Call 09/01/20)	259	246,840
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)	216	240,908
MV24 Capital BV, 6.75%, 06/01/34(c)	197	167,930
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 06/01/20)(b)	100	66,318
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 07/15/20)(b)	50	19,907
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 05/01/20)	75	78,213
2.90%, 02/15/23 (Call 08/15/20)	295	305,809
2.90%, 06/15/26 (Call 06/15/20)	308	326,335
3.00%, 04/01/22 (Call 10/01/20)	392	404,865
3.05%, 05/15/50	255	254,401
3.15%, 06/01/27 (Call 06/01/20)	115	123,900
3.25%, 12/01/21 (Call 06/01/20)	25	25,688
3.40%, 11/01/49 (Call 05/01/20)	80	85,883
3.65%, 08/01/25 (Call 08/01/20)	8	8,759
3.80%, 08/01/28 (Call 08/01/20)	155	173,530
3.94%, 11/01/47 (Call 05/01/20)	218	249,752
3.95%, 10/01/42 (Call 10/01/20)	100	113,320
4.05%, 08/15/52 (Call 08/15/20)	8	9,384
4.10%, 05/15/49 (Call 05/15/20)	63	76,173
4.45%, 06/15/45 (Call 06/15/20)	40	49,000
4.65%, 01/15/46 (Call 07/15/20)	115	145,777
4.84%, 10/01/41	195	247,153
5.10%, 08/01/2118 (Call 08/01/20)	260	327,064
Pelabuhan Indonesia II PT
4.25%, 05/05/25(c)	200	198,274
5.38%, 05/05/45(c)	220	220,253
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(c)	400	404,504
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(c)	200	197,592
Russian Railways via RZD Capital PLC
4.38%, 03/01/24(c)	400	421,048
5.70%, 04/05/22(c)	200	210,370
Ryder System Inc.
2.25%, 09/01/21 (Call 09/01/20)	250	247,952
2.50%, 09/01/22 (Call 09/01/20)	40	39,362
2.50%, 09/01/24 (Call 09/01/20)	80	78,258
2.88%, 06/01/22 (Call 06/01/20)	35	34,949
2.90%, 12/01/26 (Call 06/01/20)	225	219,899
3.40%, 03/01/23 (Call 09/01/20)	127	128,568
3.45%, 11/15/21 (Call 05/15/20)	10	10,038
3.65%, 03/18/24 (Call 09/18/20)	55	56,614
3.75%, 06/09/23 (Call 06/09/20)	425	439,769
3.88%, 12/01/23 (Call 06/01/20)	50	51,347
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)	125	112,188
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	184,044
TTX Co., 4.60%, 02/01/49 (Call 08/01/20)(b)	255	318,197
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	200	169,144
Union Pacific Corp.
2.15%, 02/05/27 (Call 08/05/20)	80	82,290
2.40%, 02/05/30 (Call 08/05/20)	155	159,199
2.75%, 04/15/23 (Call 10/15/20)	35	36,517
2.75%, 03/01/26 (Call 09/01/20)	133	140,920

Security	Par (000)	Value

Transportation (continued)
2.95%, 03/01/22	$10	$10,366
3.00%, 04/15/27 (Call 10/15/20)	50	53,771
3.15%, 03/01/24 (Call 09/01/20)	244	261,326
3.20%, 06/08/21	135	137,978
3.25%, 01/15/25 (Call 07/15/20)	75	80,839
3.25%, 08/15/25 (Call 08/15/20)	190	205,850
3.25%, 02/05/50 (Call 08/05/20)	452	471,657
3.35%, 08/15/46 (Call 08/15/20)	50	52,483
3.38%, 02/01/35 (Call 08/01/20)	5	5,530
3.50%, 06/08/23 (Call 06/08/20)	98	104,159
3.55%, 08/15/39 (Call 08/15/20)	25	27,074
3.60%, 09/15/37 (Call 09/15/20)	253	272,567
3.65%, 02/15/24 (Call 08/15/20)	180	193,734
3.70%, 03/01/29 (Call 09/01/20)	281	316,119
3.75%, 03/15/24 (Call 09/15/20)	5	5,405
3.75%, 07/15/25 (Call 07/15/20)	145	160,814
3.75%, 02/05/70 (Call 08/05/20)	253	271,871
3.80%, 10/01/51 (Call 10/01/20)	150	169,893
3.84%, 03/20/60 (Call 09/20/20)(b)	35	39,001
3.88%, 02/01/55 (Call 08/01/20)	125	141,154
3.95%, 09/10/28 (Call 09/10/20)	425	484,088
3.95%, 08/15/59 (Call 08/15/20)	60	68,277
4.00%, 04/15/47 (Call 10/15/20)	205	236,359
4.05%, 11/15/45 (Call 05/15/20)	85	98,444
4.05%, 03/01/46 (Call 09/01/20)	50	57,843
4.10%, 09/15/67 (Call 09/15/20)	18	20,446
4.15%, 01/15/45 (Call 07/15/20)	57	65,613
4.16%, 07/15/22 (Call 07/15/20)	162	172,224
4.38%, 09/10/38 (Call 09/10/20)	180	211,765
4.38%, 11/15/65 (Call 05/15/20)	40	47,908
4.50%, 09/10/48 (Call 09/10/20)	400	495,848
United Parcel Service Inc.
2.20%, 09/01/24 (Call 09/01/20)	85	88,207
2.40%, 11/15/26 (Call 05/15/20)	275	293,018
2.45%, 10/01/22	447	464,044
2.50%, 04/01/23 (Call 10/01/20)	65	67,821
2.50%, 09/01/29 (Call 09/01/20)	32	33,357
2.80%, 11/15/24 (Call 05/15/20)	135	143,658
3.05%, 11/15/27 (Call 05/15/20)	260	283,725
3.40%, 03/15/29 (Call 09/15/20)	60	66,716
3.40%, 11/15/46 (Call 05/15/20)	120	130,866
3.40%, 09/01/49 (Call 09/01/20)	45	50,603
3.63%, 10/01/42	70	78,499
3.75%, 11/15/47 (Call 05/15/20)	69	81,554
4.25%, 03/15/49 (Call 09/15/20)	100	128,105
4.88%, 11/15/40 (Call 05/15/20)	55	71,509
5.20%, 04/01/40 (Call 10/01/20)	500	665,535
5.30%, 04/01/50 (Call 10/01/20)	250	359,910
6.20%, 01/15/38	181	262,799
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 10/01/20)(b)	50	48,408
XPO CNW Inc., 6.70%, 05/01/34	100	95,098
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(b)	95	96,156
6.25%, 05/01/25 (Call 11/01/20)(b)	50	50,636
6.50%, 06/15/22 (Call 06/15/20)(b)	188	188,748
6.75%, 08/15/24 (Call 08/15/20)(b)	150	154,674

		33,665,946

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/20)(a)(b)	$200	$149,698
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 07/20/20)(b)	35	30,312
3.50%, 11/01/27 (Call 05/01/20)(b)	57	41,467
3.88%, 05/01/23 (Call 05/01/20)(b)	385	319,650
4.13%, 08/01/25 (Call 08/01/20)(b)	117	100,302
4.38%, 01/30/24 (Call 07/30/20)(b)	200	180,864
4.88%, 10/01/25 (Call 10/01/20)(b)	125	107,120
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(c)	200	204,850
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(c)	600	531,840
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/20)(b)	65	53,373
6.75%, 03/15/22 (Call 09/15/20)(b)	95	85,764
GATX Corp.
3.25%, 03/30/25 (Call 09/30/20)	95	96,344
3.25%, 09/15/26 (Call 09/15/20)	70	71,415
3.50%, 03/15/28 (Call 09/15/20)	25	25,454
3.85%, 03/30/27 (Call 09/30/20)	173	178,488
4.35%, 02/15/24 (Call 08/15/20)	125	133,345
4.55%, 11/07/28 (Call 05/07/20)	105	114,544
4.70%, 04/01/29 (Call 10/01/20)	60	66,299
5.20%, 03/15/44 (Call 09/15/20)	80	94,310
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 09/14/20)(b)	35	35,082
2.70%, 11/01/24 (Call 05/01/20)(b)	5	4,949
3.38%, 02/01/22 (Call 08/01/20)(b)	229	232,430
3.40%, 11/15/26 (Call 05/15/20)(b)	272	276,118
3.45%, 07/01/24 (Call 07/01/20)(b)	300	308,067
3.65%, 07/29/21 (Call 07/29/20)(b)	80	81,026
3.90%, 02/01/24 (Call 08/01/20)(b)	205	211,744
4.13%, 08/01/23 (Call 08/01/20)(b)	5	5,223
4.20%, 04/01/27 (Call 10/01/20)(b)	105	110,635
4.25%, 01/17/23(b)	5	5,210
4.45%, 01/29/26 (Call 07/29/20)(b)	173	183,432
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 07/15/20)(b)	315	323,228

		4,362,583

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 09/01/20)	75	79,940
3.40%, 03/01/25 (Call 09/01/20)	55	59,864
3.45%, 06/01/29 (Call 06/01/20)	215	241,103
3.75%, 09/01/28 (Call 09/01/20)	150	169,954
3.75%, 09/01/47 (Call 09/01/20)	134	154,335
3.85%, 03/01/24 (Call 09/01/20)	35	38,290
4.00%, 12/01/46 (Call 06/01/20)	5	5,994
4.15%, 06/01/49 (Call 06/01/20)	200	251,650
4.20%, 09/01/48 (Call 09/01/20)	75	93,373
4.30%, 12/01/42 (Call 06/01/20)	15	18,304
4.30%, 09/01/45 (Call 09/01/20)	190	233,358
6.59%, 10/15/37	25	36,933
Essential Utilities Inc.
3.57%, 05/01/29 (Call 05/01/20)	40	43,246
4.28%, 05/01/49 (Call 05/01/20)	108	128,840
Veolia Environnement SA, 6.75%, 06/01/38	50	69,361

		1,624,545

Total Corporate Bonds & Notes — 33.7% (Cost: $1,580,859,990)		1,614,849,901

Security	Par (000)	Value

Foreign Government Obligations

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(c)	$200	$87,152
8.25%, 05/09/28(c)	200	87,588
9.38%, 05/08/48(c)	600	257,346
9.50%, 11/12/25(c)	250	118,728

		550,814

Argentina — 0.1%
Argentina Bonar Bonds, 8.75%, 05/07/24(j)	2,165	512,001
Argentine Republic Government International Bond
3.75%, 12/31/38(j)	325	78,897
4.63%, 01/11/23(j)	296	82,930
5.63%, 01/26/22(j)	571	159,880
5.88%, 01/11/28(j)	550	138,407
6.63%, 07/06/28(d)(j)	300	74,586
6.88%, 01/26/27(j)	500	125,375
6.88%, 01/11/48(d)(j)	450	104,629
7.13%, 07/06/36(d)(j)	450	107,959
7.13%, 06/28/2117(j)	350	81,491
7.50%, 04/22/26(j)	850	229,653
7.63%, 04/22/46(j)	150	36,785
8.28%, 12/31/33(j)	659	218,226
Series NY, 3.75%, 12/31/38(i)(j)	1,172	369,438
Series NY, 8.28%, 12/31/33(d)(j)	724	254,444
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(c)	250	142,695
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/23(c)	200	55,140
7.88%, 06/15/27(c)	200	53,850
9.13%, 03/16/24(c)	300	83,466
Provincia de Cordoba, 7.45%, 09/01/24(c)	150	57,708

		2,967,560

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	200	202,016
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(c)	200	200,130
6.95%, 03/18/30(c)	222	233,453

		635,599

Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(c)	200	169,820
6.13%, 08/01/23(c)	400	402,048
6.75%, 09/20/29(c)	200	193,688
7.00%, 10/12/28(c)	200	199,432
7.50%, 09/20/47(c)	200	190,142
CBB International Sukuk Co. 6 Spc, 5.25%, 03/20/25(c)	800	776,800
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(c)	400	408,436

		2,340,366

Belarus — 0.0%
Republic of Belarus International Bond, 7.63%, 06/29/27(c)	200	197,014

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(c)	200	218,574

Belize — 0.0%
Belize Government International Bond, 4.94%, 02/20/34(c)(i)	100	49,929

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)	$200	$162,952

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	200	207,598
Brazilian Government International Bond
4.25%, 01/07/25(d)	550	569,289
4.50%, 05/30/29 (Call 05/31/20)	400	398,432
4.63%, 01/13/28 (Call 07/13/20)(d)	650	670,579
4.75%, 01/14/50 (Call 07/14/20)	400	358,152
5.00%, 01/27/45	600	558,492
5.63%, 01/07/41	200	199,150
5.63%, 02/21/47	200	200,630
6.00%, 04/07/26	1,000	1,096,280
7.13%, 01/20/37	125	141,346
8.25%, 01/20/34	387	472,783
8.75%, 02/04/25(d)	100	121,056
8.88%, 04/15/24	130	158,809
10.13%, 05/15/27	908	1,216,275

		6,368,871

Canada — 0.3%
Canada Government International Bond, 2.00%, 11/15/22	725	752,883
CDP Financial Inc., 2.75%, 03/07/22(b)	500	519,465
CPPIB Capital Inc.
2.75%, 07/22/21(b)(d)	500	513,865
2.75%, 11/02/27(b)	250	282,475
Export Development Canada
1.38%, 10/21/21	200	202,778
1.50%, 05/26/21	350	354,137
2.00%, 05/17/22	190	196,076
2.63%, 02/21/24	500	540,275
Hydro-Quebec, Series HH, 8.50%, 12/01/29	400	655,536
Province of Alberta Canada
1.88%, 11/13/24	1,000	1,037,670
2.05%, 08/17/26(b)	250	262,793
2.20%, 07/26/22	580	598,769
3.30%, 03/15/28	250	288,285
3.35%, 11/01/23	115	124,989
Province of British Columbia Canada
2.00%, 10/23/22	700	725,557
2.25%, 06/02/26	610	659,300
2.65%, 09/22/21	128	131,828
Province of Manitoba Canada
2.10%, 09/06/22	405	418,580
2.13%, 05/04/22	95	97,860
2.13%, 06/22/26	225	240,415
3.05%, 05/14/24	250	272,668
Province of New Brunswick Canada, 3.63%, 02/24/28	5	5,904
Province of Ontario Canada
2.00%, 10/02/29	500	535,180
2.20%, 10/03/22	260	269,766
2.25%, 05/18/22	680	702,814
2.30%, 06/15/26	5	5,386
2.40%, 02/08/22	300	309,519
2.45%, 06/29/22	350	363,870
2.50%, 09/10/21	375	384,716
2.50%, 04/27/26	575	626,307
3.05%, 01/29/24	300	325,686
3.20%, 05/16/24	310	340,048

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
2.38%, 01/31/22	$360	$371,142
2.50%, 04/20/26	600	655,428
2.63%, 02/13/23	320	337,648
2.75%, 04/12/27	400	444,504
Series NN, 7.13%, 02/09/24	50	61,466
Series PD, 7.50%, 09/15/29	258	398,344
Series QO, 2.88%, 10/16/24	912	998,348

		16,012,280

Cayman Islands — 0.0%
KSA Sukuk Ltd.
2.97%, 10/29/29(c)	300	305,379
4.30%, 01/19/29(c)	400	444,308
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26(c)	200	204,664
4.23%, 03/14/28(c)	200	206,732

		1,161,083

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	405	414,064
3.13%, 03/27/25	800	849,208
3.13%, 01/21/26(d)	400	427,500
3.24%, 02/06/28 (Call 08/06/20)	200	214,276
3.86%, 06/21/47	650	696,260

		2,601,308

China — 0.1%
China Government International Bond
1.88%, 12/03/22(c)	400	410,892
2.13%, 12/03/29(c)	400	419,464
2.63%, 11/02/27(c)	200	215,096
3.25%, 10/19/23(c)	400	430,728
4.00%, 10/19/48(c)	400	527,496
Export-Import Bank of China (The)
2.63%, 03/14/22(c)	400	409,360
2.75%, 11/28/22(c)	200	206,570
2.88%, 04/26/26(c)	200	212,276
3.25%, 11/28/27(c)	200	216,244
3.63%, 07/31/24(c)	400	431,228

		3,479,354

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	196,192
3.88%, 04/25/27 (Call 10/25/20)	600	590,466
4.00%, 02/26/24 (Call 08/26/20)	605	613,282
4.38%, 07/12/21	500	507,855
4.50%, 01/28/26 (Call 07/28/20)	400	410,420
5.00%, 06/15/45 (Call 06/15/20)	600	598,986
5.20%, 05/15/49 (Call 05/15/20)	600	618,804
5.63%, 02/26/44 (Call 08/26/20)	400	428,004
6.13%, 01/18/41	400	444,708
8.13%, 05/21/24	400	461,988
10.38%, 01/28/33	85	119,431

		4,990,136

Costa Rica — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(c)	250	223,947
5.63%, 04/30/43(c)	400	274,540
6.13%, 02/19/31(c)	400	325,524
7.00%, 04/04/44(c)	200	153,026

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Costa Rica (continued)
Instituto Costarricense de Electricidad, 6.95%, 11/10/21(c)	$200	$185,942

		1,162,979

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(c)	400	432,192
6.00%, 01/26/24(c)	200	223,238
6.38%, 03/24/21(c)	400	412,532

		1,067,962

Denmark — 0.0%
Kommunekredit
2.25%, 11/16/22(c)	500	521,455
2.88%, 11/15/21(c)	1,000	1,036,280

		1,557,735

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(c)	200	187,116
5.88%, 04/18/24(c)	400	386,596
5.95%, 01/25/27(c)	600	541,758
6.00%, 07/19/28(c)	200	179,742
6.40%, 06/05/49(c)	150	121,826
6.50%, 02/15/48(c)	450	372,235
6.60%, 01/28/24(c)	100	97,494
6.85%, 01/27/45(c)	300	256,191
6.88%, 01/29/26(c)	300	288,204
7.45%, 04/30/44(c)	300	272,403
7.50%, 05/06/21(c)	67	66,427

		2,769,992

Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 01/23/28(c)(j)	600	169,854
7.95%, 06/20/24(c)(j)	450	140,548
8.75%, 06/02/23(c)(j)	400	124,168
9.63%, 06/02/27(c)(j)	200	56,966
9.65%, 12/13/26(c)(j)	400	113,740
10.75%, 03/28/22(c)(j)	600	190,698
10.75%, 01/31/29(c)(j)	700	200,536

		996,510

Egypt — 0.1%
Egypt Government International Bond
5.88%, 06/11/25(c)	410	387,421
6.13%, 01/31/22(c)	400	398,880
6.59%, 02/21/28(c)	200	183,452
6.88%, 04/30/40(c)	100	82,849
7.50%, 01/31/27(c)	600	586,170
7.60%, 03/01/29(c)	200	189,856
7.90%, 02/21/48(c)	200	172,716
8.50%, 01/31/47(c)	400	357,808
8.70%, 03/01/49(c)	400	359,428

		2,718,580

El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(c)	100	79,530
7.65%, 06/15/35(c)	400	316,652
8.25%, 04/10/32(c)	250	204,058
8.63%, 02/28/29(c)	200	168,922

		769,162

Finland — 0.0%
Municipality Finance PLC, 1.38%, 09/12/22(b)	500	510,325

Security	Par (000)	Value

Gabon — 0.0%
Gabon Government International Bond
6.38%, 12/12/24(c)	$200	$144,096
6.63%, 02/06/31(b)	200	140,886

		284,982

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	1,138	1,150,154
2.00%, 08/01/22	355	367,343
2.75%, 01/30/24	500	541,775

		2,059,272

Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29(c)	400	306,168
8.13%, 01/18/26(c)	400	329,644
8.13%, 03/26/32(c)	200	153,480
8.63%, 06/16/49(c)	400	301,460
10.75%, 10/14/30(c)	300	311,787

		1,402,539

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(c)	200	197,732
4.50%, 05/03/26(c)	200	198,992
5.38%, 04/24/32 (Call 10/24/20)(b)	300	309,747
5.75%, 06/06/22(c)	200	204,242
6.13%, 06/01/50 (Call 12/01/49)(c)	200	208,120

		1,118,833

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(c)	200	187,768

Hong Kong — 0.0%
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(c)	200	218,752

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	300	334,155
5.75%, 11/22/23	502	559,063
7.63%, 03/29/41	160	257,091

		1,150,309

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(c)	200	199,580
3.38%, 08/05/26(c)	450	442,282
3.88%, 02/01/28(c)(d)	400	394,212

		1,036,074

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	500	500,320
3.38%, 04/15/23(c)	200	203,364
3.50%, 01/11/28	200	201,936
3.50%, 02/14/50	300	295,698
3.70%, 10/30/49	400	393,384
3.85%, 07/18/27(c)	600	619,170
4.10%, 04/24/28	200	210,450
4.13%, 01/15/25(c)	200	209,092
4.20%, 10/15/50	400	403,432
4.35%, 01/08/27(c)	200	211,600
4.35%, 01/11/48	400	414,992
4.45%, 04/15/70	300	299,943

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.75%, 01/08/26(c)	$200	$216,546
4.75%, 02/11/29	400	440,144
4.88%, 05/05/21(c)	200	204,006
5.25%, 01/08/47(c)	400	455,940
5.35%, 02/11/49	400	469,724
5.38%, 10/17/23(c)	400	432,008
5.95%, 01/08/46(c)	500	623,710
6.63%, 02/17/37(c)	200	254,128
6.75%, 01/15/44(c)	200	268,684
7.75%, 01/17/38(c)	420	590,302
8.50%, 10/12/35(c)	400	578,596
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(c)	400	404,596
3.75%, 03/01/23(c)	200	204,098
3.90%, 08/20/24(c)	200	205,926
4.15%, 03/29/27(c)	800	838,608
4.35%, 09/10/24(c)	200	209,116
4.40%, 03/01/28(c)	400	425,272
4.55%, 03/29/26(c)	200	212,370

		10,997,155

Iraq — 0.0%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/20)(c)	314	228,586
6.75%, 03/09/23(c)	200	150,994

		379,580

Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	70	103,637
Israel Government International Bond
2.88%, 03/16/26	200	211,656
3.88%, 07/03/50	350	387,790
4.00%, 06/30/22	200	211,250
4.50%, 01/30/43	500	602,670
4.50%, 04/03/2120	200	234,822
State of Israel
2.50%, 01/15/30	200	205,246
3.38%, 01/15/50	400	411,156

		2,368,227

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,015	993,431
4.00%, 10/17/49	500	452,265
5.38%, 06/15/33	325	371,605
6.88%, 09/27/23	1,030	1,166,321

		2,983,622

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/20)(c)(i)	86	74,612
6.13%, 06/15/33(c)	200	172,902
6.38%, 03/03/28(c)	200	179,918

		427,432

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(d)	550	552,387
7.88%, 07/28/45	200	210,446
8.00%, 03/15/39	100	105,880

		868,713

Security	Par (000)	Value

Japan — 0.2%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	$200	$202,658
1.75%, 08/28/24(b)	500	517,420
2.13%, 09/01/22(b)	250	258,073
2.50%, 10/18/22(c)	200	208,350
3.13%, 09/06/23(b)	200	215,156
Japan Bank for International Cooperation
1.50%, 07/21/21	791	798,483
1.88%, 04/20/21	100	101,228
1.88%, 07/21/26	200	209,988
2.00%, 10/17/29(d)	215	230,940
2.13%, 02/10/25	200	210,962
2.25%, 11/04/26	1,133	1,217,216
2.38%, 07/21/22	275	284,848
2.38%, 04/20/26	250	270,510
2.50%, 05/23/24	500	532,245
2.50%, 05/28/25	1,000	1,075,490
2.75%, 11/16/27	200	223,560
2.88%, 06/01/27	560	628,662
3.00%, 05/29/24	250	271,132
3.25%, 07/20/23	250	269,267
3.38%, 10/31/23	500	543,440
3.50%, 10/31/28	400	476,184

		8,745,812

Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(c)	605	625,836
3.10%, 03/15/23(c)	300	314,505
3.39%, 09/26/23(c)	200	215,542

		1,155,883

Jordan — 0.0%
Hashemite Kingdom of Jordan Government AID Bond, 2.58%, 06/30/22	200	208,984
Jordan Government International Bond
5.75%, 01/31/27(c)	400	382,640
6.13%, 01/29/26(c)	200	196,970

		788,594

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	200	210,994
4.88%, 10/14/44(c)	200	226,770
5.13%, 07/21/25(c)	600	667,512
6.50%, 07/21/45(c)	200	264,166

		1,369,442

Kenya — 0.0%
Kenya Government International Bond
7.00%, 05/22/27(c)	200	181,540
8.00%, 05/22/32(c)	400	362,748
8.25%, 02/28/48(c)	200	180,118

		724,406

Kuwait — 0.0%
Kuwait International Government Bond
2.75%, 03/20/22(c)	600	613,548
3.50%, 03/20/27(c)	800	876,960

		1,490,508

Lebanon — 0.0%
Lebanon Government International Bond 6.00%, 01/27/23(c)(j)	250	39,817

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon (continued)
6.20%, 02/26/25(c)(j)	$200	$31,704
6.40%, 05/26/23(j)	50	8,061
6.60%, 11/27/26(c)(j)	250	39,687
6.65%, 04/22/24(c)(j)	300	48,090
6.65%, 11/03/28(c)(j)	50	8,001
6.65%, 02/26/30(c)(j)	200	31,678
6.75%, 11/29/27(c)(j)	25	3,972
6.85%, 05/25/29(j)	50	7,946
7.00%, 03/23/32(c)(j)	100	15,986
7.25%, 03/23/37(c)(j)	315	49,729
8.25%, 04/12/21(c)(j)	300	48,195

		332,866

Lithuania — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(c)	400	415,588
6.63%, 02/01/22(c)	200	217,764

		633,352

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	400	420,840
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(c)	400	424,268
4.08%, 04/27/46(c)	250	290,482

		1,135,590

Mexico — 0.2%
Mexico Government International Bond
3.25%, 04/16/30 (Call 10/16/20)	500	455,250
3.60%, 01/30/25	200	200,654
3.63%, 03/15/22	750	763,125
3.75%, 01/11/28	200	193,942
3.90%, 04/27/25 (Call 10/27/20)	200	202,076
4.00%, 10/02/23	844	862,939
4.13%, 01/21/26	600	609,678
4.15%, 03/28/27	1,065	1,069,313
4.35%, 01/15/47	1,200	1,057,944
4.50%, 04/22/29	200	201,798
4.50%, 01/31/50 (Call 07/31/20)	200	180,180
4.60%, 02/10/48	300	273,363
4.75%, 04/27/32 (Call 10/27/20)	500	503,900
4.75%, 03/08/44	1,120	1,041,544
5.00%, 04/27/51 (Call 10/27/20)	600	574,176
5.55%, 01/21/45	650	675,584
5.75%, 10/12/2110	200	190,210
6.05%, 01/11/40	230	250,583
6.75%, 09/27/34	100	120,375
7.50%, 04/08/33	165	209,875
8.30%, 08/15/31	200	268,088

		9,904,597

Mongolia — 0.0%
Mongolia Government International Bond
5.63%, 05/01/23(c)	300	266,766
10.88%, 04/06/21(c)	400	394,464

		661,230

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(c)	600	625,026

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(c)	200	137,384

Security	Par (000)	Value

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(c)	$200	$150,880
7.14%, 02/23/30(c)	300	227,931
7.63%, 11/21/25(c)	200	167,150
7.63%, 11/28/47(c)	400	292,516
7.70%, 02/23/38(c)	200	147,470
7.88%, 02/16/32(c)	400	303,544

		1,289,491

Norway — 0.1%
Kommunalbanken AS
2.13%, 02/11/25(b)	1,000	1,069,600
2.88%, 06/14/21(b)	500	513,380
3.13%, 10/18/21(b)	500	519,265

		2,102,245

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(c)	200	192,000
3.88%, 03/08/22(c)	200	184,064
4.13%, 01/17/23(c)	200	174,520
4.75%, 06/15/26(c)	400	306,260
4.88%, 02/01/25(c)	200	164,966
5.38%, 03/08/27(c)	200	152,996
5.63%, 01/17/28(c)	200	153,034
6.00%, 08/01/29(c)	200	152,954
6.50%, 03/08/47(c)	650	459,082
6.75%, 01/17/48(c)	400	283,844
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(c)	400	371,040
5.93%, 10/31/25(c)	500	473,220

		3,067,980

Pakistan — 0.0%
Pakistan Government International Bond
6.88%, 12/05/27(c)	200	174,762
8.25%, 09/30/25(c)	400	371,972

		546,734

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 07/23/20)	200	204,552
3.75%, 03/16/25 (Call 09/16/20)	400	421,296
3.75%, 04/17/26(c)	250	252,498
3.87%, 07/23/60 (Call 07/23/20)	200	207,856
3.88%, 03/17/28 (Call 09/17/20)	650	699,289
4.00%, 09/22/24 (Call 09/22/20)	200	211,520
4.50%, 04/16/50 (Call 10/16/20)	400	445,868
4.50%, 04/01/56 (Call 10/01/20)	200	225,032
6.70%, 01/26/36	685	900,069
7.13%, 01/29/26	200	241,690
8.88%, 09/30/27	50	67,509
9.38%, 04/01/29	300	420,051

		4,297,230

Paraguay — 0.0%
Paraguay Government International Bond
5.60%, 03/13/48(c)	200	209,610
6.10%, 08/11/44(c)	400	429,732

		639,342

Peru — 0.1%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 07/23/20)	200	203,564

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
2.78%, 01/23/31 (Call 07/23/20)	$200	$206,252
2.84%, 06/20/30	100	103,425
4.13%, 08/25/27(d)	700	784,455
5.63%, 11/18/50	300	447,201
6.55%, 03/14/37	140	201,195
7.35%, 07/21/25	1,245	1,556,400
8.75%, 11/21/33	280	441,451

		3,943,943

Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	200	205,842
3.00%, 02/01/28	200	211,254
3.70%, 03/01/41	200	230,118
3.70%, 02/02/42	1,000	1,159,630
3.75%, 01/14/29	500	560,385
3.95%, 01/20/40	200	233,620
5.00%, 01/13/37	400	507,524
6.38%, 01/15/32	200	271,190
6.38%, 10/23/34	225	320,585
7.50%, 09/25/24	300	349,992
7.75%, 01/14/31	338	495,758
9.50%, 02/02/30	100	159,362
10.63%, 03/16/25	80	109,634

		4,814,894

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	52,357
3.25%, 04/06/26	635	692,334
4.00%, 01/22/24	566	619,549
5.00%, 03/23/22	600	641,118

		2,005,358

Qatar — 0.2%
Qatar Government International Bond
2.38%, 06/02/21(c)	600	606,516
3.25%, 06/02/26(c)	200	211,626
3.38%, 03/14/24(c)	400	422,772
3.75%, 04/16/30(b)	400	436,552
3.88%, 04/23/23(c)	800	848,976
4.00%, 03/14/29(c)	800	887,968
4.40%, 04/16/50(b)	600	681,786
4.50%, 01/20/22(b)	200	209,508
4.50%, 04/23/28(c)	650	741,644
4.63%, 06/02/46(c)	1,100	1,296,405
4.82%, 03/14/49(c)	1,100	1,324,070
5.10%, 04/23/48(c)	850	1,060,392
6.40%, 01/20/40(b)	100	141,657
9.75%, 06/15/30(b)	134	212,876
SoQ Sukuk A QSC, 3.24%, 01/18/23(c)	600	622,524

		9,705,272

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(c)	400	416,088
4.88%, 01/22/24(c)	400	424,104
6.13%, 01/22/44(c)	250	296,475
6.75%, 02/07/22(c)	300	318,465

		1,455,132

Russia — 0.2%
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(c)	200	216,832

Security	Par (000)	Value

Russia (continued)
4.38%, 03/21/29(c)	$600	$661,662
4.50%, 04/04/22(c)	600	631,548
4.75%, 05/27/26(c)	1,000	1,108,440
4.88%, 09/16/23(c)	1,200	1,310,112
5.10%, 03/28/35(c)	400	468,580
5.25%, 06/23/47(c)	1,200	1,482,996
5.63%, 04/04/42(c)	600	761,082
5.88%, 09/16/43(c)	200	262,910
7.50%, 03/31/30(c)(i)	240	273,520
12.75%, 06/24/28(c)	600	1,009,320

		8,187,002

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.89%, 04/20/22(c)	400	408,540
3.63%, 04/20/27(c)	1,200	1,254,804
Saudi Government International Bond
2.38%, 10/26/21(c)	600	606,900
2.50%, 02/03/27(c)	300	296,559
2.88%, 03/04/23(c)	800	819,704
2.90%, 10/22/25(b)	600	608,274
3.25%, 10/26/26(c)	600	619,614
3.25%, 10/22/30(b)	300	302,706
3.63%, 03/04/28(c)	850	891,225
4.00%, 04/17/25(c)	850	908,387
4.38%, 04/16/29(c)	400	445,416
4.50%, 04/17/30(c)	500	559,900
4.50%, 10/26/46(c)	1,350	1,397,493
4.50%, 04/22/60(b)	600	598,308
4.63%, 10/04/47(c)	510	533,123
5.00%, 04/17/49(c)	600	661,104
5.25%, 01/16/50(c)	1,000	1,131,190

		12,043,247

Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(c)	200	175,190
6.75%, 03/13/48(c)	200	166,618

		341,808

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	839,760
4.67%, 01/17/24	200	197,474
4.85%, 09/27/27	200	179,900
4.85%, 09/30/29	400	343,536
5.38%, 07/24/44	200	154,708
5.65%, 09/27/47	200	156,142
5.75%, 09/30/49	400	311,644
5.88%, 06/22/30	200	184,102
6.25%, 03/08/41	153	134,386
6.30%, 06/22/48	200	165,854

		2,667,506

South Korea — 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	400	413,892
2.75%, 01/25/22	200	204,712
2.88%, 01/21/25	400	423,136
3.25%, 11/10/25	400	434,668
3.25%, 08/12/26	600	655,944
4.38%, 09/15/21	400	416,804
Korea Gas Corp., 2.88%, 07/16/29(c)	500	528,960

SCHEDULE OF INVESTMENTS	95

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea International Bond
2.75%, 01/19/27	$200	$216,556
3.50%, 09/20/28	400	464,004
3.88%, 09/11/23	200	219,006
3.88%, 09/20/48	400	551,152
4.13%, 06/10/44(d)	250	344,985

		4,873,819

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(c)	200	117,964
6.13%, 06/03/25(c)	200	115,816
6.20%, 05/11/27(c)	200	114,514
6.25%, 07/27/21(c)	200	140,000
6.75%, 04/18/28(c)	200	113,116
6.83%, 07/18/26(c)	400	230,876
6.85%, 03/14/24(c)	200	120,612
6.85%, 11/03/25(c)	200	115,306
7.55%, 03/28/30(c)	400	226,580

		1,294,784

Supranational — 1.0%
Africa Finance Corp., 4.38%, 04/17/26(c)	265	266,895
African Development Bank
1.25%, 07/26/21	510	515,192
2.13%, 11/16/22	275	286,770
2.38%, 09/23/21	235	241,448
3.00%, 09/20/23	1,000	1,084,440
African Export-Import Bank (The), 4.13%, 06/20/24(c)	250	244,873
Asian Development Bank
1.50%, 10/18/24	15	15,646
1.75%, 06/08/21(d)	925	938,986
1.75%, 09/13/22	1,364	1,406,516
1.75%, 08/14/26	515	547,399
1.75%, 09/19/29	6	6,455
1.88%, 02/18/22	375	385,080
1.88%, 01/24/30	530	578,055
2.00%, 02/16/22(d)	935	961,919
2.00%, 01/22/25	435	464,088
2.00%, 04/24/26	193	208,351
2.38%, 08/10/27	150	167,238
2.50%, 11/02/27	680	764,891
2.63%, 01/30/24	415	448,378
2.63%, 01/12/27	419	470,876
2.75%, 03/17/23	376	400,831
2.75%, 01/19/28(d)	202	231,811
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	225	240,246
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	185,758
Corp. Andina de Fomento
2.13%, 09/27/21	75	75,155
4.38%, 06/15/22	100	105,025
Council of Europe Development Bank, 2.63%, 02/13/23	200	211,880
European Bank for Reconstruction & Development
1.63%, 09/27/24	500	522,920
1.88%, 02/23/22	185	189,860
2.75%, 03/07/23	100	106,496
European Investment Bank
0.00%, 11/06/26(h)	150	141,639
1.38%, 09/15/21	322	326,386

Security	Par (000)	Value

Supranational (continued)
1.38%, 09/06/22	$1,000	$1,023,140
1.38%, 05/15/23	22	22,624
1.63%, 06/15/21	50	50,702
1.63%, 03/14/25	1,000	1,052,570
1.63%, 10/09/29	115	122,731
1.88%, 02/10/25	781	830,359
2.00%, 12/15/22	210	218,679
2.13%, 10/15/21	120	123,019
2.13%, 04/13/26	125	135,844
2.25%, 03/15/22	166	171,807
2.25%, 08/15/22(d)	771	803,459
2.38%, 05/13/21	500	510,280
2.38%, 06/15/22	385	401,286
2.38%, 05/24/27(d)	430	478,315
2.50%, 03/15/23	336	355,831
2.63%, 05/20/22	2,095	2,190,762
2.63%, 03/15/24	245	265,200
2.88%, 12/15/21	1,087	1,131,263
2.88%, 08/15/23	1,720	1,856,379
3.25%, 01/29/24	1,482	1,635,254
4.88%, 02/15/36	245	371,457
Inter-American Development Bank
1.25%, 09/14/21	22	22,260
1.75%, 04/14/22	603	619,088
1.75%, 09/14/22	562	579,377
1.75%, 03/14/25	1,000	1,056,850
2.00%, 06/02/26	455	491,728
2.13%, 01/15/25	766	821,244
2.25%, 06/18/29	25	27,925
2.38%, 07/07/27	415	460,965
2.50%, 01/18/23	851	898,622
2.63%, 01/16/24	641	691,677
3.00%, 10/04/23	854	927,820
3.00%, 02/21/24	490	537,020
3.13%, 09/18/28	576	679,340
3.88%, 10/28/41	50	71,317
4.38%, 01/24/44	400	620,972
International Bank for Reconstruction & Development
1.38%, 05/24/21	305	308,215
1.38%, 09/20/21	50	50,689
1.63%, 02/10/22	1,360	1,389,838
1.63%, 01/15/25	1,016	1,067,074
1.75%, 04/19/23	116	120,498
1.75%, 10/23/29	406	437,327
1.88%, 06/19/23	57	59,576
1.88%, 10/27/26	850	911,591
2.00%, 01/26/22	200	205,672
2.13%, 07/01/22	1,005	1,042,607
2.13%, 02/13/23(d)	275	287,832
2.13%, 03/03/25	230	247,020
2.25%, 06/24/21	50	51,074
2.50%, 03/19/24	17	18,342
2.50%, 11/25/24	1,062	1,155,817
2.50%, 07/29/25	475	521,792
2.50%, 11/22/27	221	249,054
2.75%, 07/23/21	1,333	1,371,804
3.00%, 09/27/23	599	650,712
4.75%, 02/15/35	225	333,405
7.63%, 01/19/23	620	739,896

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Finance Corp.
1.38%, 10/16/24	$1,000	$1,034,470
2.00%, 10/24/22	188	195,358
2.13%, 04/07/26	410	445,510
Nordic Investment Bank, 2.13%, 02/01/22	250	257,355

		48,151,197

Sweden — 0.1%
Kommuninvest I Sverige AB
2.25%, 05/29/21(b)	550	560,538
2.63%, 09/15/22(b)	250	262,660
Svensk Exportkredit AB
1.63%, 11/14/22	500	513,300
2.00%, 08/30/22	15	15,507
2.38%, 03/09/22	210	217,142
2.88%, 05/22/21	550	563,734
2.88%, 03/14/23	400	425,896
Sweden Government International Bond, 2.50%, 02/28/22(b)	1,500	1,557,810

		4,116,587

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(c)(d)	400	363,868

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(c)	200	168,054

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	200	182,556
5.80%, 02/21/22(c)	756	749,075
Turkey Government International Bond
3.25%, 03/23/23	200	184,532
4.25%, 03/13/25	400	357,756
4.25%, 04/14/26	200	172,534
4.88%, 10/09/26	400	351,996
4.88%, 04/16/43	650	470,509
5.13%, 03/25/22	200	197,502
5.13%, 02/17/28	200	173,474
5.25%, 03/13/30	400	331,788
5.60%, 11/14/24	400	381,004
5.63%, 03/30/21	400	402,524
5.75%, 03/22/24	800	771,944
5.75%, 05/11/47	600	455,748
6.00%, 03/25/27	800	735,920
6.00%, 01/14/41	650	521,456
6.13%, 10/24/28	400	363,444
6.25%, 09/26/22	600	601,512
6.63%, 02/17/45	450	377,199
6.75%, 05/30/40	350	302,050
6.88%, 03/17/36	331	298,466
7.25%, 12/23/23	800	810,248
7.25%, 03/05/38	250	233,270
7.38%, 02/05/25	220	223,887
7.63%, 04/26/29	400	394,700
8.00%, 02/14/34	150	151,592
11.88%, 01/15/30(d)	100	125,701

Security	Par (000)	Value

Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(c)	$200	$190,848
8.25%, 01/24/24(c)	400	409,988

		10,923,223

Ukraine — 0.1%
Ukraine Government International Bond
7.38%, 09/25/32(c)	600	530,856
7.75%, 09/01/21(c)	200	192,862
7.75%, 09/01/22(c)	200	191,238
7.75%, 09/01/23(c)	400	380,380
7.75%, 09/01/24(c)	221	208,522
7.75%, 09/01/25(c)	200	186,926
7.75%, 09/01/26(c)	300	277,497
7.75%, 09/01/27(c)	200	183,934
8.99%, 02/01/24(c)	200	195,558
9.75%, 11/01/28(c)	200	196,390
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(c)	200	194,292

		2,738,455

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(c)	400	402,508
2.13%, 09/30/24(c)	600	607,578
2.50%, 10/11/22(c)	200	204,218
2.50%, 09/30/29(c)	500	507,655
3.13%, 05/03/26(c)	1,400	1,486,268
3.13%, 10/11/27(c)	400	425,260
3.13%, 04/16/30(b)	400	424,560
3.13%, 09/30/49(c)	800	767,512
3.88%, 04/16/50(b)	500	532,675
4.13%, 10/11/47(c)	200	224,178
Dubai DOF Sukuk Ltd., 3.88%, 01/30/23(c)	200	205,042
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(c)	200	196,812
RAK Capital, 3.09%, 03/31/25(c)	400	396,560
Sharjah Sukuk Ltd., 3.76%, 09/17/24(c)	200	204,326
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(c)	200	190,570

		6,775,722

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	350	359,957
4.38%, 10/27/27	500	545,840
4.38%, 01/23/31 (Call 07/23/20)	500	549,515
4.50%, 08/14/24	480	513,019
4.98%, 04/20/55	250	282,253
5.10%, 06/18/50	620	704,382
7.63%, 03/21/36	100	138,898
8.00%, 11/18/22	75	81,620

		3,175,484

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(c)(j)	350	31,248
9.00%, 05/07/23(c)(j)	100	9,038
9.25%, 09/15/27(j)	365	32,149
9.38%, 01/13/34(j)	100	8,593
11.75%, 10/21/26(c)(j)	200	16,946
11.95%, 08/05/31(c)(j)	200	17,600
12.75%, 08/23/22(c)(j)	75	6,467

		122,041

SCHEDULE OF INVESTMENTS	97

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	$400	$418,084

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(c)	200	65,510
8.97%, 07/30/27(c)	200	66,228

		131,738

Total Foreign Government Obligations — 5.1% (Cost: $256,075,422)		246,837,273

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	390	628,146
Series S-1, 7.04%, 04/01/50	50	83,198
Series S-3, 6.91%, 10/01/50	100	167,775
California State University RB, 2.98%, 11/01/51(11/01/20)	205	205,090
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	80,292
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	135	236,093
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	115	191,051
Series D, 6.57%, 07/01/45	100	158,209
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	230,867
5.76%, 07/01/29	400	496,244
Series RY, 6.76%, 07/01/34	100	139,939
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 ( 05/15/20)	185	184,160
3.71%, 05/15/2120 ( 05/15/20)(d)	100	103,671
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48	50	75,659
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	60	90,844
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	150	217,009
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	200	250,338
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	80,797
State of California GO
3.38%, 04/01/25	200	217,290
3.50%, 04/01/28	315	349,584
4.60%, 04/01/38 (Call 10/01/20)	125	140,841
Series A, 2.37%, 04/01/22	100	102,098
State of California GO BAB
7.30%, 10/01/39	420	667,846
7.50%, 04/01/34	450	708,300
7.55%, 04/01/39	355	596,191
7.60%, 11/01/40	100	173,135
7.63%, 03/01/40	700	1,168,888
University of California RB
Series AQ, 4.77%, 05/15/2115	500	660,285
Series AX, 3.06%, 07/01/25 (Call 07/01/20)	50	53,312

Security	Par (000)	Value

California (continued)
University of California RB BAB, 5.77%, 05/15/43	$100	$139,866

		8,597,018

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	190	241,631
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	59,446

		301,077

District of Columbia — 0.0%
District of Columbia Water &Sewer Authority RB, 3.21%, 10/01/48( 10/01/20)	60	61,443

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/20)	60	62,680

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	98	129,456
Project M, Series 2010-A, 6.66%, 04/01/57	149	202,169
Project P, Series 2010-A, 7.06%, 04/01/57	25	34,164

		365,789

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	85,482
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	100	137,927
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	250	324,667
Series B, 6.90%, 12/01/40	170	223,385
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	240,196
State of Illinois GO
4.95%, 06/01/23(d)	44	43,561
5.10%, 06/01/33(d)	1,550	1,397,108
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	53,156

		2,505,482

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.81%, 09/01/43	100	101,224
2.90%, 09/01/49	150	154,173
Series E, 5.46%, 12/01/39	145	196,014
Massachusetts School Building Authority RB, 3.40%, 10/15/40( 10/15/20)	65	66,152

		517,563

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	55	56,944

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 08/15/20)	225	273,305

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Class A, 3.04%, 10/01/49	50	51,733

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	350	415,303
Series B, 0.00%, 02/15/22(h)	100	97,075
New Jersey State Turnpike Authority RB BAB Series A, 7.10%, 01/01/41	135	207,556

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series F, 7.41%, 01/01/40	$305	$478,877
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	45	44,223
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	200	251,738
Series C, 5.75%, 12/15/28	50	57,779
Rutgers The State University of New Jersey RB, 3.27%, 05/01/43	200	201,672

		1,754,223

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	163,905
Series F1, 6.27%, 12/01/37	250	351,835
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	250	366,480
Series 2010-A, 6.67%, 11/15/39	150	191,982
Series A, 5.87%, 11/15/39	100	118,828
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	261,746
Series C-2, 5.77%, 08/01/36	40	50,708
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	275	400,667
5.72%, 06/15/42	250	375,397
5.88%, 06/15/44	115	178,219
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	150	153,521
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	140	183,702
Series F, 5.63%, 03/15/39	50	64,830
New York State Thruway Authority RB Class M, 2.90%, 01/01/35	100	98,496
Series M, 3.50%, 01/01/42 ( 07/01/20)	100	97,774
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33( 09/15/20)	250	273,335
Port Authority of New York & New Jersey RB
Series 165, 5.65%, 11/01/40	255	339,198
Series 168, 4.93%, 10/01/51	275	356,571
Series 174, 4.46%, 10/01/62	400	500,092
Series 181, 4.96%, 08/01/46	100	132,778

		4,660,064

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	250	423,132
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	100	120,908
Ohio State University (The) RB, Series A, 3.80%, 12/01/46	50	60,337
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	237,454
Ohio Turnpike & Infrastructure Commission RB, Class A, 3.22%, 02/15/48( 08/15/20)	50	50,623
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	59,970

		952,424

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	100	117,665
Series B, 5.68%, 06/30/28 (NPFGC)	100	119,576

Security	Par (000)	Value

Oregon (continued)
State of Oregon GO, 5.89%, 06/01/27	$340	$417,462

		654,703

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 07/01/20)	250	267,965

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	285,640
Dallas Area Rapid Transit RB BAB 5.02%, 12/01/48(d)	275	370,381
Series B, 6.00%, 12/01/44	50	72,563
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	67,714
Dallas/Fort Worth International Airport RB, Class A, 3.14%, 11/01/45	125	118,561
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52( 10/01/20)	95	94,333
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	200	315,436
Permanent University Fund — Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/20)	100	106,166
Permanent University Fund — University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 07/01/20)	120	136,482
State of Texas GO BAB, 5.52%, 04/01/39	265	388,797
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	150	152,696
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	265	329,962

		2,438,731

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	100	106,407

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 09/01/20)	50	59,942

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	38,653
State of Washington GO BAB, Series F, 5.14%, 08/01/40	100	135,872

		174,525

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	22,904
Series C, 3.15%, 05/01/27	250	266,945

		289,849

Total Municipal Debt Obligations — 0.5% (Cost: $22,747,962)		24,151,867

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	38	39,758
2.50%, 08/01/31	339	356,170
2.50%, 10/01/31	702	735,547
2.50%, 12/01/31	400	418,997
2.50%, 02/01/32	757	794,131

SCHEDULE OF INVESTMENTS	99

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$1,395	$1,468,850
3.00%, 05/01/29	34	35,994
3.00%, 05/01/30	80	84,807
3.00%, 06/01/30	41	43,618
3.00%, 07/01/30	94	99,621
3.00%, 12/01/30	1,032	1,091,728
3.00%, 02/01/31	31	32,466
3.00%, 05/01/31	33	34,687
3.00%, 06/01/31	22	22,855
3.00%, 07/01/46	328	348,451
3.00%, 08/01/46	2,382	2,528,195
3.00%, 09/01/46	1,521	1,618,504
3.00%, 10/01/46	2,551	2,721,905
3.00%, 11/01/46	2,185	2,318,156
3.00%, 12/01/46	2,262	2,402,012
3.00%, 01/01/47	1,526	1,619,016
3.00%, 02/01/47	3,394	3,601,461
3.00%, 05/01/47	714	764,269
3.00%, 06/01/47	1,775	1,891,107
3.00%, 08/01/47	297	315,140
3.00%, 09/01/47	1,243	1,323,676
3.00%, 10/01/47	787	835,240
3.00%, 06/01/49	620	652,775
3.50%, 05/01/32	112	120,283
3.50%, 09/01/32	89	94,359
3.50%, 07/01/33	453	478,600
3.50%, 06/01/34	2,265	2,392,352
3.50%, 03/01/38	1,075	1,145,404
3.50%, 09/01/38	16	16,927
3.50%, 10/01/42	1,461	1,577,461
3.50%, 04/01/43	33	35,660
3.50%, 07/01/43	42	45,797
3.50%, 01/01/44	110	118,902
3.50%, 09/01/44	230	248,199
3.50%, 10/01/44	1,565	1,680,340
3.50%, 12/01/45	248	268,093
3.50%, 01/01/46	26	28,210
3.50%, 03/01/46	6,678	7,289,120
3.50%, 05/01/46	204	221,596
3.50%, 07/01/46	293	312,570
3.50%, 08/01/46	374	399,902
3.50%, 09/01/46	150	161,028
3.50%, 11/01/46	74	78,524
3.50%, 12/01/46	3,254	3,488,853
3.50%, 01/01/47	760	811,639
3.50%, 02/01/47	1,078	1,151,578
3.50%, 03/01/47	210	222,667
3.50%, 04/01/47	221	235,170
3.50%, 05/01/47	229	245,946
3.50%, 07/01/47	2,067	2,194,738
3.50%, 08/01/47	87	92,711
3.50%, 09/01/47	3,829	4,082,984
3.50%, 12/01/47	91	96,828
3.50%, 01/01/48	1,238	1,353,708
3.50%, 02/01/48	3,875	4,092,495
3.50%, 03/01/48	2,697	2,858,664
3.50%, 05/01/48	1,824	1,926,879
3.50%, 06/01/48	1,521	1,606,126
3.50%, 04/01/49	2,604	2,806,871
3.50%, 05/01/49	487	525,160

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$861	$928,484
4.00%, 05/01/33	309	327,731
4.00%, 08/01/42	200	218,585
4.00%, 07/01/44	49	54,334
4.00%, 02/01/45	206	230,261
4.00%, 06/01/45	20	21,193
4.00%, 08/01/45	145	156,503
4.00%, 09/01/45	1,463	1,580,584
4.00%, 01/01/46	271	293,127
4.00%, 03/01/46	12	13,277
4.00%, 05/01/46	27	28,663
4.00%, 07/01/46	490	531,234
4.00%, 10/01/46	338	365,277
4.00%, 11/01/46	779	838,592
4.00%, 02/01/47	479	514,961
4.00%, 10/01/47	152	162,614
4.00%, 11/01/47	16	17,620
4.00%, 01/01/48	1,000	1,070,099
4.00%, 02/01/48	1,550	1,661,077
4.00%, 06/01/48	1,285	1,399,123
4.00%, 07/01/48	2,139	2,274,542
4.00%, 08/01/48	766	814,808
4.00%, 09/01/48	570	606,504
4.00%, 12/01/48	1,378	1,484,693
4.00%, 01/01/49	1,379	1,474,313
4.50%, 02/01/41	148	164,310
4.50%, 05/01/42	160	177,664
4.50%, 01/01/45	105	115,828
4.50%, 01/01/46	144	158,794
4.50%, 04/01/46	21	23,353
4.50%, 05/01/46	17	18,797
4.50%, 07/01/46	8	8,947
4.50%, 09/01/46	1,494	1,638,723
4.50%, 05/01/47	153	164,685
4.50%, 06/01/47	63	68,108
4.50%, 05/01/48	1,350	1,454,571
4.50%, 06/01/48	609	659,494
4.50%, 07/01/48	470	508,959
4.50%, 10/01/48	2,191	2,428,851
4.50%, 12/01/48	1,234	1,335,780
4.50%, 01/01/49	1,379	1,491,948
5.00%, 04/01/33	589	668,187
5.00%, 09/01/47	42	45,544
5.00%, 03/01/48	277	301,800
5.00%, 04/01/48	1,482	1,611,780
5.00%, 05/01/48	265	287,769
5.00%, 07/01/48	455	494,188
5.00%, 04/01/49	297	322,839
Federal National Mortgage Association
3.00%, 02/01/47	687	732,640
3.00%, 02/01/50	7,597	8,019,106
3.50%, 11/01/51	2,558	2,772,392
4.00%, 02/01/47	1,476	1,610,757
4.00%, 01/01/57	929	1,020,573
4.00%, 02/01/57	1,048	1,151,484
Series 2014-M02, Class ASV2, 2.78%, 06/25/21(a)	141	141,395
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	10	10,747
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21	1,134	1,153,895
Series K020, Class A2, 2.37%, 05/25/22	50	51,105

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K022, Class A2, 2.36%, 07/25/22	$3,000	$3,088,451
Series K028, Class A2, 3.11%, 02/25/23	2,700	2,850,485
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,077,002
Series K036, Class A2, 3.53%, 10/25/23(a)	750	810,823
Series K040, Class A2, 3.24%, 09/25/24	2,380	2,594,388
Series K064, Class A2, 3.22%, 03/25/27	3,000	3,357,826
Series K078, Class A2, 3.85%, 06/25/28	600	703,193
Series K086, Class A2, 3.86%, 11/25/28(a)	1,000	1,178,245
Series K089, Class A2, 3.56%, 01/25/29	2,000	2,323,016
Series K100, Class A2, 2.67%, 09/25/29	3,000	3,336,140
Series K101, Class A2, 2.52%, 10/25/29	2,000	2,201,156
Series K108, Class A2, 1.52%, 03/25/30	3,000	3,089,799
Series K-1512, Class A2, 2.99%, 05/25/31	910	1,028,942
Series K-1512, Class A3, 3.06%, 04/25/34	720	813,395
Series K730, Class A2, 3.59%, 01/25/25(a)	2,000	2,199,179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, 12/25/25	3,000	3,282,726
Government National Mortgage Association
2.50%, 05/20/45	143	152,397
2.50%, 01/20/47	751	797,743
2.50%, 05/01/50(k)	7,524	7,943,434
3.00%, 01/20/43	1,387	1,492,877
3.00%, 03/15/43	19	20,222
3.00%, 11/20/43	44	47,566
3.00%, 12/20/43	55	59,164
3.00%, 05/20/45	3,083	3,300,928
3.00%, 06/20/45	247	264,439
3.00%, 07/20/45	2,907	3,113,278
3.00%, 10/20/45	673	720,510
3.00%, 11/20/45	70	75,205
3.00%, 12/20/45	141	150,444
3.00%, 02/20/46	2,351	2,517,710
3.00%, 04/20/46	2,285	2,443,577
3.00%, 05/20/46	1,979	2,115,886
3.00%, 06/20/46	2,260	2,415,894
3.00%, 07/20/46	3,312	3,540,681
3.00%, 08/20/46	5,308	5,675,313
3.00%, 09/20/46	4,033	4,312,312
3.00%, 11/20/46	1,371	1,465,566
3.00%, 12/15/46	896	958,970
3.00%, 12/20/46	4,112	4,396,122
3.00%, 02/15/47	1,480	1,581,922
3.00%, 02/20/47	1,754	1,875,096
3.00%, 03/20/47	416	444,425
3.00%, 06/20/47	1,446	1,542,427
3.00%, 07/20/47	136	144,812
3.00%, 11/20/47	3,164	3,373,721
3.00%, 12/20/47	1,399	1,491,720
3.00%, 01/20/48	1,190	1,268,559
3.00%, 02/20/48	1,091	1,163,530
3.00%, 01/20/50	3,001	3,197,101
3.00%, 02/20/50	3,011	3,207,984
3.00%, 05/01/50(k)	26,880	28,614,206
3.50%, 09/20/42	1,148	1,247,824
3.50%, 10/20/42	2,692	2,926,809
3.50%, 11/20/42	1,227	1,334,666
3.50%, 12/20/42	902	980,977
3.50%, 06/15/43	602	653,465
3.50%, 10/20/44	159	173,534
3.50%, 12/20/44	361	389,276

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/45	$1,458	$1,568,273
3.50%, 05/20/45	506	545,254
3.50%, 09/20/45	1,049	1,146,160
3.50%, 10/20/45	170	182,598
3.50%, 11/20/45	1,367	1,470,399
3.50%, 12/20/45	1,324	1,424,140
3.50%, 03/20/46	3,252	3,491,504
3.50%, 04/20/46	1,326	1,423,871
3.50%, 06/20/46	5,927	6,362,786
3.50%, 11/20/46	170	182,722
3.50%, 12/20/46	1,819	1,952,656
3.50%, 01/20/47	551	591,994
3.50%, 02/20/47	2,666	2,862,265
3.50%, 03/20/47	3,798	4,058,484
3.50%, 04/20/47	426	464,393
3.50%, 06/20/47	751	802,858
3.50%, 08/20/47	3,480	3,753,932
3.50%, 09/20/47	3,948	4,218,596
3.50%, 10/20/47	349	375,747
3.50%, 11/20/47	3,520	3,761,283
3.50%, 12/15/47	2,026	2,177,928
3.50%, 12/20/47	786	845,491
3.50%, 01/20/48	723	772,682
3.50%, 02/20/48	1,203	1,285,116
3.50%, 04/20/48	4,293	4,677,871
3.50%, 08/20/48	2,664	2,826,990
3.50%, 01/20/49	1,085	1,159,393
3.50%, 10/20/49	7,069	7,501,148
3.50%, 11/20/49	4,420	4,689,677
3.50%, 12/20/49	3,181	3,375,520
3.50%, 01/20/50	5,370	5,698,100
3.50%, 05/01/50(k)	11,476	12,173,526
4.00%, 09/20/45	361	390,832
4.00%, 10/20/45	15	16,328
4.00%, 01/20/46	58	63,208
4.00%, 03/20/46	739	800,243
4.00%, 07/20/46	68	73,329
4.00%, 09/20/46	16	17,693
4.00%, 11/20/46	181	194,769
4.00%, 12/15/46	126	135,637
4.00%, 04/20/47	3,441	3,678,623
4.00%, 07/20/47	8,334	8,909,913
4.00%, 08/20/47	332	355,070
4.00%, 11/20/47	2,808	3,001,691
4.00%, 03/20/48	5,411	5,785,153
4.00%, 04/20/48	2,145	2,294,059
4.00%, 05/15/48	893	955,969
4.00%, 05/20/48	2,155	2,298,556
4.00%, 08/20/48	5,179	5,524,887
4.00%, 09/20/48	2,147	2,290,353
4.00%, 11/20/48	417	444,545
4.00%, 11/20/49	5,733	6,092,978
4.00%, 05/01/50(k)	5,104	5,429,774
4.50%, 04/15/40	26	29,576
4.50%, 11/20/45	129	142,799
4.50%, 08/20/46	132	146,147
4.50%, 09/20/46	21	23,312
4.50%, 10/20/46	116	128,505
4.50%, 11/20/46	58	64,136
4.50%, 02/20/47	68	73,768

SCHEDULE OF INVESTMENTS	101

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/20/47	$101	$108,356
4.50%, 06/20/47	216	232,539
4.50%, 10/20/47	111	119,688
4.50%, 04/20/48	2,033	2,186,370
4.50%, 06/20/48	2,139	2,296,405
4.50%, 07/20/48	2,266	2,433,312
4.50%, 08/20/48	1,736	1,863,748
4.50%, 12/20/48	3,253	3,491,891
4.50%, 03/20/49	753	809,039
4.50%, 06/20/49	4,216	4,511,069
4.50%, 07/20/49	2,359	2,523,874
4.50%, 08/20/49	806	862,766
4.50%, 05/01/50(k)	4,634	4,957,656
5.00%, 07/20/46	32	36,927
5.00%, 03/20/48	388	419,092
5.00%, 04/20/48	1,155	1,248,420
5.00%, 05/20/48	570	616,050
5.00%, 11/20/48	833	897,636
5.00%, 12/20/48	1,164	1,253,813
5.00%, 01/20/49	2,454	2,643,386
5.00%, 04/20/49	205	221,226
5.00%, 05/20/49	286	308,129
5.00%, 05/01/50(k)	3,298	3,555,152
5.50%, 04/20/48	57	64,415
Uniform Mortgage-Backed Securities
2.50%, 12/01/29	142	148,409
2.50%, 03/01/30	201	210,685
2.50%, 07/01/30	185	194,295
2.50%, 08/01/30	54	56,837
2.50%, 12/01/30	69	71,977
2.50%, 01/01/31	55	58,118
2.50%, 09/01/31	592	619,922
2.50%, 10/01/31	3,865	4,047,255
2.50%, 12/01/31	905	947,667
2.50%, 01/01/32	3,394	3,563,814
2.50%, 02/01/32	682	716,732
2.50%, 03/01/32	717	750,688
2.50%, 04/01/32	661	691,764
2.50%, 10/01/32	113	119,487
2.50%, 01/01/33	5,708	5,977,240
2.50%, 05/01/35(k)	28,452	29,749,011
2.50%, 04/01/47	2,022	2,119,961
2.50%, 01/01/50	1,604	1,670,950
2.50%, 05/01/50(k)	20,154	20,992,438
3.00%, 10/01/27	99	104,435
3.00%, 03/01/30	4,146	4,376,108
3.00%, 04/01/30	142	150,636
3.00%, 07/01/30	119	126,026
3.00%, 08/01/30	464	490,726
3.00%, 09/01/30	740	782,339
3.00%, 10/01/30	294	311,304
3.00%, 11/01/30	68	71,587
3.00%, 12/01/30	170	180,062
3.00%, 01/01/31	2,468	2,618,638
3.00%, 02/01/31	914	971,887
3.00%, 03/01/31	286	303,944
3.00%, 04/01/31	101	107,141
3.00%, 06/01/31	549	582,251
3.00%, 09/01/31	211	224,246
3.00%, 10/01/31	81	85,341

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/32	$660	$703,388
3.00%, 02/01/32	2,191	2,330,820
3.00%, 03/01/32	85	89,916
3.00%, 06/01/32	765	809,112
3.00%, 08/01/32	426	454,350
3.00%, 11/01/32	646	688,899
3.00%, 12/01/32	1,367	1,447,702
3.00%, 02/01/33	774	826,061
3.00%, 10/01/33	953	1,006,727
3.00%, 07/01/34	879	928,676
3.00%, 09/01/34	5,278	5,602,677
3.00%, 11/01/34	610	646,356
3.00%, 12/01/34	7,186	7,593,715
3.00%, 05/01/35(k)	12,260	12,928,553
3.00%, 12/01/35	6,755	7,150,563
3.00%, 01/01/37	501	532,169
3.00%, 11/01/42	219	234,441
3.00%, 12/01/42	545	582,872
3.00%, 03/01/43	534	568,948
3.00%, 09/01/43	501	533,736
3.00%, 01/01/44	693	738,990
3.00%, 10/01/44	6,699	7,144,025
3.00%, 01/01/45	228	242,941
3.00%, 03/01/45	1,714	1,827,744
3.00%, 05/01/45	731	779,888
3.00%, 11/01/45	94	99,527
3.00%, 08/01/46	1,522	1,619,917
3.00%, 10/01/46	84	90,231
3.00%, 11/01/46	9,765	10,388,350
3.00%, 12/01/46	4,931	5,236,521
3.00%, 01/01/47	3,814	4,052,556
3.00%, 02/01/47	6,069	6,439,768
3.00%, 03/01/47	4,575	4,854,777
3.00%, 05/01/47	114	120,391
3.00%, 07/01/47	2,041	2,165,733
3.00%, 08/01/47	680	721,186
3.00%, 12/01/47	696	744,195
3.00%, 03/01/48	826	874,061
3.00%, 09/01/49	4,220	4,507,223
3.00%, 10/01/49	680	718,271
3.00%, 11/01/49	11,525	12,165,062
3.00%, 12/01/49	17,234	18,195,101
3.00%, 02/01/50	5,242	5,539,810
3.00%, 05/01/50(k)	77,249	81,548,993
3.50%, 01/01/27	7	7,430
3.50%, 12/01/29	22	23,550
3.50%, 07/01/30	364	387,226
3.50%, 10/01/30	40	42,334
3.50%, 03/01/31	259	274,014
3.50%, 06/01/31	254	272,105
3.50%, 01/01/32	127	136,925
3.50%, 05/01/32	210	225,080
3.50%, 06/01/32	210	226,534
3.50%, 07/01/32	128	136,314
3.50%, 08/01/32	78	83,690
3.50%, 09/01/32	565	598,512
3.50%, 10/01/32	241	257,323
3.50%, 11/01/32	170	181,365
3.50%, 03/01/33	521	559,708
3.50%, 04/01/33	805	859,432

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/33	$355	$381,233
3.50%, 06/01/33	1,699	1,793,097
3.50%, 07/01/34	2,186	2,314,359
3.50%, 08/01/34	2,314	2,445,355
3.50%, 01/01/35	911	967,816
3.50%, 05/01/35(k)	6,551	6,914,376
3.50%, 10/01/44	1,305	1,406,502
3.50%, 02/01/45	725	781,660
3.50%, 03/01/45	224	242,784
3.50%, 05/01/45	106	114,526
3.50%, 07/01/45	265	287,572
3.50%, 10/01/45	345	371,942
3.50%, 11/01/45	267	285,834
3.50%, 12/01/45	3,447	3,690,989
3.50%, 01/01/46	1,227	1,327,686
3.50%, 02/01/46	769	823,401
3.50%, 03/01/46	3,492	3,746,464
3.50%, 04/01/46	58	61,622
3.50%, 05/01/46	96	103,072
3.50%, 06/01/46	206	219,652
3.50%, 07/01/46	278	302,576
3.50%, 08/01/46	311	332,709
3.50%, 09/01/46	633	682,391
3.50%, 10/01/46	968	1,041,965
3.50%, 11/01/46	184	196,226
3.50%, 12/01/46	5,464	5,889,989
3.50%, 01/01/47	3,707	4,025,947
3.50%, 02/01/47	452	484,215
3.50%, 04/01/47	1,202	1,291,145
3.50%, 05/01/47	572	619,591
3.50%, 06/01/47	1,233	1,319,545
3.50%, 07/01/47	1,310	1,427,819
3.50%, 08/01/47	1,620	1,727,738
3.50%, 09/01/47	2,110	2,239,329
3.50%, 10/01/47	1,635	1,786,142
3.50%, 11/01/47	4,448	4,760,211
3.50%, 12/01/47	1,248	1,324,152
3.50%, 01/01/48	4,438	4,759,089
3.50%, 02/01/48	15,267	16,316,977
3.50%, 03/01/48	539	569,325
3.50%, 04/01/48	2,692	2,855,701
3.50%, 05/01/48	187	205,239
3.50%, 06/01/48	2,573	2,716,581
3.50%, 11/01/48	766	813,004
3.50%, 12/01/48	1,647	1,739,162
3.50%, 03/01/49	1,123	1,210,791
3.50%, 04/01/49	518	564,204
3.50%, 06/01/49	6,882	7,465,941
3.50%, 07/01/49	13,549	14,338,324
3.50%, 11/01/49	1,895	1,999,641
3.50%, 12/01/49	2,380	2,511,971
3.50%, 02/01/50	6,221	6,566,694
3.50%, 05/01/50(k)	51,391	54,302,340
4.00%, 07/01/29	582	616,935
4.00%, 07/01/32	756	800,731
4.00%, 05/01/33	975	1,033,882
4.00%, 06/01/33	446	473,023
4.00%, 07/01/33	337	357,561
4.00%, 05/01/35(k)	4,015	4,242,504
4.00%, 06/01/38	316	338,468

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/42	$3,873	$4,231,760
4.00%, 10/01/44	18	19,445
4.00%, 12/01/44	181	200,532
4.00%, 01/01/45	1,631	1,776,318
4.00%, 02/01/45	414	463,018
4.00%, 03/01/45	507	549,968
4.00%, 05/01/45	228	254,083
4.00%, 06/01/45	773	840,465
4.00%, 07/01/45	111	119,891
4.00%, 08/01/45	88	95,509
4.00%, 09/01/45	117	126,752
4.00%, 01/01/46	139	149,731
4.00%, 04/01/46	42	45,178
4.00%, 06/01/46	2,066	2,313,078
4.00%, 07/01/46	459	493,294
4.00%, 08/01/46	33	36,127
4.00%, 10/01/46	563	614,959
4.00%, 02/01/47	409	441,307
4.00%, 03/01/47	406	443,593
4.00%, 04/01/47	1,482	1,597,675
4.00%, 05/01/47	525	571,436
4.00%, 06/01/47	629	687,237
4.00%, 07/01/47	1,120	1,198,209
4.00%, 08/01/47	1,795	1,926,604
4.00%, 09/01/47	4,945	5,329,294
4.00%, 10/01/47	3,653	3,971,386
4.00%, 11/01/47	1,869	1,998,795
4.00%, 12/01/47	978	1,059,167
4.00%, 01/01/48	4,640	4,977,305
4.00%, 04/01/48	1,418	1,515,186
4.00%, 07/01/48	174	185,371
4.00%, 09/01/48	760	811,752
4.00%, 10/01/48	2,275	2,419,536
4.00%, 11/01/48	2,474	2,630,383
4.00%, 12/01/48	1,348	1,433,502
4.00%, 01/01/49	814	876,604
4.00%, 02/01/49	976	1,043,791
4.00%, 03/01/49	3,389	3,632,912
4.00%, 04/01/49	2,020	2,215,219
4.00%, 05/01/49	1,470	1,611,960
4.00%, 06/01/49	2,917	3,163,816
4.00%, 07/01/49	3,064	3,320,135
4.00%, 08/01/49	4,905	5,245,304
4.00%, 11/01/49	2,013	2,142,855
4.00%, 12/01/49	1,425	1,516,767
4.00%, 02/01/50	6,399	6,813,024
4.00%, 05/01/50(k)	46,790	49,836,300
4.50%, 05/01/35(k)	960	1,013,272
4.50%, 06/01/41	24	27,011
4.50%, 01/01/42	22	24,818
4.50%, 09/01/42	95	105,427
4.50%, 08/01/43	265	292,736
4.50%, 04/01/44	355	390,720
4.50%, 02/01/45	110	123,513
4.50%, 08/01/45	134	150,167
4.50%, 12/01/45	117	129,611
4.50%, 02/01/46	943	1,049,720
4.50%, 08/01/46	15	16,685
4.50%, 10/01/46	49	52,608
4.50%, 01/01/47	14	14,877

SCHEDULE OF INVESTMENTS	103

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 03/01/47	$269	$296,120
4.50%, 04/01/47	1,000	1,099,605
4.50%, 06/01/47	276	301,216
4.50%, 10/01/47	1,076	1,190,679
4.50%, 01/01/48	3,053	3,306,635
4.50%, 02/01/48	1,580	1,731,749
4.50%, 03/01/48	249	272,808
4.50%, 04/01/48	89	96,581
4.50%, 05/01/48	721	776,614
4.50%, 06/01/48	512	568,144
4.50%, 07/01/48	310	334,911
4.50%, 08/01/48	2,162	2,374,479
4.50%, 10/01/48	2,895	3,139,271
4.50%, 11/01/48	1,390	1,496,612
4.50%, 12/01/48	4,151	4,515,308
4.50%, 02/01/49	2,931	3,157,571
4.50%, 05/01/49	3,179	3,430,094
4.50%, 07/01/49	1,790	1,937,449
4.50%, 08/01/49	1,234	1,335,658
4.50%, 05/01/50(k)	9,597	10,346,766
5.00%, 05/01/35(k)	293	307,611
5.00%, 06/01/39	15	17,009
5.00%, 02/01/41	58	65,853
5.00%, 04/01/41	695	784,190
5.00%, 10/01/41	28	31,411
5.00%, 01/01/42	89	100,059
5.00%, 05/01/42	63	70,605
5.00%, 09/01/47	79	86,138
5.00%, 03/01/48	608	661,031
5.00%, 04/01/48	2,407	2,616,151
5.00%, 05/01/48	300	329,663
5.00%, 07/01/48	612	673,573
5.00%, 08/01/48	597	660,870
5.00%, 09/01/48	490	532,597
5.00%, 01/01/49	1,268	1,382,741
5.00%, 04/01/49	2,605	2,855,442
5.00%, 05/01/50(k)	5,521	6,001,131
5.50%, 09/01/41	1,199	1,381,319
5.50%, 01/01/47	1,007	1,161,105
5.50%, 05/01/50(k)	6,438	7,062,687
6.00%, 07/01/41	170	200,194
6.00%, 02/01/49	434	511,226

		1,121,970,618

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp.
1.68%, 10/13/20	250	251,060
1.85%, 07/26/24	55	57,558
1.90%, 06/24/21	1,065	1,081,241
2.85%, 09/20/21	570	587,260
Federal Home Loan Banks
1.13%, 07/14/21	1,000	1,010,210
1.50%, 08/15/24	150	156,587
1.75%, 06/12/20	225	225,367
2.00%, 09/09/22	250	259,933
2.50%, 12/08/23	550	589,501
2.50%, 12/10/27	250	275,940
2.63%, 05/28/20	520	520,879
2.75%, 12/13/24	1,140	1,252,358
2.88%, 09/11/20	500	504,260
2.88%, 09/13/24	250	274,887

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.00%, 12/09/22	$1,520	$1,624,622
3.00%, 03/10/28	60	68,430
3.13%, 06/13/25	2,805	3,144,349
3.13%, 09/12/25	1,075	1,214,879
3.25%, 06/09/28	170	197,671
3.25%, 11/16/28	795	941,383
3.38%, 09/08/23	200	219,496
3.63%, 06/11/21	500	517,900
5.50%, 07/15/36	285	446,980
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	174,102
2.38%, 02/16/21	2,100	2,136,078
2.38%, 01/13/22	2,335	2,417,986
2.75%, 06/19/23	700	751,744
6.25%, 07/15/32	2,055	3,247,763
6.75%, 09/15/29	1,550	2,321,574
6.75%, 03/15/31	560	880,830
Federal National Mortgage Association
1.25%, 05/06/21	300	303,186
1.25%, 08/17/21	575	582,095
1.38%, 02/26/21	3,020	3,047,663
1.75%, 07/02/24	300	315,525
1.88%, 04/05/22	620	639,090
1.88%, 09/24/26	1,025	1,092,014
2.00%, 01/05/22	850	874,743
2.25%, 04/12/22	300	311,583
2.38%, 01/19/23	490	517,082
2.50%, 02/05/24	570	613,628
2.63%, 01/11/22	425	441,945
2.63%, 09/06/24	2,755	3,009,452
2.88%, 10/30/20	1,395	1,413,386
6.25%, 05/15/29	650	940,914
6.63%, 11/15/30	1,170	1,808,270
7.25%, 05/15/30	585	923,896
Tennessee Valley Authority
3.50%, 12/15/42	390	485,343
5.25%, 09/15/39	350	532,938
5.88%, 04/01/36	330	516,823
7.13%, 05/01/30	145	222,633

		45,945,037

U.S. Government Obligations — 33.6%
U.S. Treasury Note/Bond
0.38%, 03/31/22(d)	15,000	15,051,562
0.50%, 03/15/23	500	503,750
0.63%, 03/31/27	2,000	2,015,313
1.13%, 07/31/21	18,500	18,716,797
1.13%, 08/31/21	3,650	3,695,768
1.13%, 09/30/21	2,000	2,026,563
1.13%, 02/28/25	5,000	5,189,063
1.25%, 03/31/21	600	606,000
1.25%, 10/31/21	5,900	5,993,801
1.25%, 07/31/23	18,000	18,573,750
1.25%, 08/31/24	3,800	3,950,813
1.38%, 04/30/21	6,750	6,831,475
1.38%, 05/31/21	2,400	2,431,219
1.38%, 06/30/23	2,750	2,846,465
1.38%, 08/31/23	3,900	4,042,898
1.38%, 09/30/23	28,400	29,456,125
1.38%, 01/31/25	5,000	5,241,406
1.50%, 08/31/21	4,250	4,324,873

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 09/30/21	$5,500	$5,602,480
1.50%, 01/31/22	6,900	7,055,789
1.50%, 08/15/22	6,200	6,382,125
1.50%, 02/28/23	4,000	4,142,188
1.50%, 03/31/23	15,250	15,809,961
1.50%, 10/31/24	10,000	10,517,969
1.50%, 08/15/26	4,700	4,995,586
1.50%, 02/15/30	13,500	14,617,969
1.63%, 08/15/22	4,800	4,954,875
1.63%, 08/31/22	13,400	13,838,641
1.63%, 11/15/22	5,800	6,004,359
1.63%, 04/30/23	23,000	23,945,156
1.63%, 05/31/23	2,500	2,604,883
1.63%, 10/31/23	4,000	4,187,500
1.63%, 02/15/26	12,250	13,073,047
1.63%, 05/15/26	6,300	6,735,586
1.63%, 08/15/29	18,000	19,650,937
1.75%, 11/30/21	11,950	12,243,148
1.75%, 02/28/22	7,900	8,122,805
1.75%, 03/31/22	1,000	1,029,453
1.75%, 04/30/22	1,300	1,340,117
1.75%, 05/15/22	2,000	2,062,500
1.75%, 05/31/22	4,500	4,643,438
1.75%, 09/30/22	9,700	10,057,688
1.75%, 01/31/23	2,600	2,707,656
1.75%, 05/15/23	13,000	13,587,031
1.75%, 06/30/24	4,200	4,448,391
1.75%, 12/31/24	10,000	10,650,781
1.75%, 11/15/29(d)	8,100	8,947,969
1.88%, 11/30/21	2,000	2,053,047
1.88%, 01/31/22	13,000	13,378,320
1.88%, 02/28/22	11,300	11,645,180
1.88%, 03/31/22	11,000	11,351,055
1.88%, 05/31/22	6,600	6,828,938
1.88%, 07/31/22	12,350	12,811,195
1.88%, 08/31/22	7,368	7,651,679
1.88%, 09/30/22	21,000	21,838,359
1.88%, 10/31/22	3,000	3,123,047
1.88%, 07/31/26	20,000	21,720,313
2.00%, 05/31/21	35,000	35,691,797
2.00%, 08/31/21	13,105	13,421,875
2.00%, 10/31/21	4,000	4,107,969
2.00%, 11/15/21	12,500	12,847,656
2.00%, 12/31/21	6,600	6,796,969
2.00%, 10/31/22	1,200	1,252,969
2.00%, 11/30/22	9,600	10,036,500
2.00%, 02/15/23	6,000	6,293,438
2.00%, 05/31/24	12,250	13,087,402
2.00%, 06/30/24	4,000	4,277,188
2.00%, 02/15/25	32,561	35,100,172
2.00%, 08/15/25	20,100	21,784,945
2.00%, 11/15/26	11,750	12,884,609
2.00%, 02/15/50	12,950	15,276,953
2.13%, 06/30/21	7,833	8,009,957
2.13%, 08/15/21	17,950	18,395,244
2.13%, 09/30/21	3,500	3,595,703
2.13%, 12/31/21	5,500	5,675,098
2.13%, 05/15/22	21,000	21,815,391
2.13%, 06/30/22	5,950	6,196,832
2.13%, 12/31/22	16,500	17,330,156

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 11/30/23	$7,000	$7,457,734
2.13%, 02/29/24	2,500	2,672,656
2.13%, 03/31/24	7,300	7,816,133
2.13%, 07/31/24	1,500	1,613,555
2.13%, 11/30/24	5,000	5,404,688
2.13%, 05/15/25	24,900	27,076,805
2.13%, 05/31/26	3,000	3,298,359
2.25%, 03/31/21	200	203,828
2.25%, 04/30/21	7,000	7,145,195
2.25%, 07/31/21	3,400	3,487,523
2.25%, 04/15/22	24,500	25,477,129
2.25%, 12/31/23	8,700	9,319,875
2.25%, 01/31/24	5,100	5,470,547
2.25%, 11/15/24	3,340	3,626,248
2.25%, 12/31/24	9,250	10,064,434
2.25%, 11/15/25	14,450	15,893,871
2.25%, 02/15/27	11,050	12,336,289
2.25%, 08/15/27	21,050	23,651,648
2.25%, 11/15/27	13,500	15,210,703
2.25%, 08/15/46	5,600	6,818,875
2.25%, 08/15/49	8,250	10,205,508
2.38%, 01/31/23	6,500	6,881,367
2.38%, 02/29/24	500	539,414
2.38%, 08/15/24	22,200	24,130,359
2.38%, 05/15/27	8,750	9,877,930
2.38%, 05/15/29	7,000	8,088,281
2.38%, 11/15/49	12,000	15,238,125
2.50%, 08/15/23	2,450	2,628,965
2.50%, 01/31/24	9,000	9,737,578
2.50%, 05/15/24	47,300	51,442,446
2.50%, 02/28/26	1,000	1,118,125
2.50%, 02/15/45	750	947,109
2.50%, 02/15/46	8,845	11,236,915
2.50%, 05/15/46	13,663	17,390,946
2.63%, 05/15/21	8,000	8,202,812
2.63%, 06/15/21	4,750	4,880,625
2.63%, 01/31/26	4,500	5,057,227
2.63%, 02/15/29	10,189	11,956,155
2.75%, 08/15/21	4,000	4,132,344
2.75%, 09/15/21	11,000	11,386,289
2.75%, 04/30/23	5,000	5,373,438
2.75%, 05/31/23	5,300	5,705,367
2.75%, 07/31/23	1,300	1,404,508
2.75%, 08/31/23	7,300	7,899,398
2.75%, 02/15/24	6,500	7,097,695
2.75%, 08/31/25	16,500	18,548,320
2.75%, 02/15/28	16,000	18,680,000
2.75%, 08/15/42	4,750	6,177,227
2.75%, 11/15/42	12,800	16,660,000
2.75%, 08/15/47	10,800	14,468,625
2.75%, 11/15/47	7,300	9,800,250
2.88%, 10/15/21	5,900	6,130,930
2.88%, 11/15/21	5,500	5,726,660
2.88%, 11/30/23	5,700	6,225,023
2.88%, 04/30/25	6,200	6,971,609
2.88%, 07/31/25	10,000	11,292,187
2.88%, 08/15/28	14,650	17,369,406
2.88%, 05/15/43	6,800	9,032,313
2.88%, 08/15/45	4,950	6,682,500
2.88%, 11/15/46	4,550	6,205,063

SCHEDULE OF INVESTMENTS	105

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/49	$1,000	$1,388,750
3.00%, 09/30/25	5,100	5,807,625
3.00%, 05/15/42	5,950	8,047,375
3.00%, 11/15/44	5,210	7,130,373
3.00%, 05/15/45	7,700	10,581,484
3.00%, 11/15/45	8,300	11,463,078
3.00%, 02/15/47	3,050	4,260,469
3.00%, 05/15/47	3,850	5,382,781
3.00%, 02/15/48	4,000	5,616,250
3.00%, 08/15/48	10,150	14,314,672
3.13%, 05/15/21	4,800	4,944,937
3.13%, 11/15/41	6,010	8,251,542
3.13%, 02/15/42	3,850	5,300,367
3.13%, 02/15/43	4,000	5,513,750
3.13%, 08/15/44	580	807,559
3.13%, 05/15/48	3,300	4,743,750
3.38%, 05/15/44	1,870	2,698,936
3.50%, 02/15/39	3,750	5,377,148
3.63%, 08/15/43	1,500	2,228,438
3.63%, 02/15/44	3,700	5,521,094
3.75%, 08/15/41	3,000	4,480,313
3.75%, 11/15/43	7,000	10,608,281
3.88%, 08/15/40	3,400	5,116,469
4.25%, 11/15/40	2,500	3,946,484
4.38%, 02/15/38	1,000	1,568,750
4.38%, 11/15/39	3,000	4,779,375
4.38%, 05/15/40	3,650	5,824,602
4.38%, 05/15/41	5,100	8,212,594
4.50%, 02/15/36(d)	3,400	5,253,531
4.50%, 05/15/38	2,900	4,615,984
4.63%, 02/15/40	2,050	3,358,797
4.75%, 02/15/41	4,350	7,297,125
5.00%, 05/15/37	500	827,578
5.25%, 11/15/28	10,500	14,595,000
5.25%, 02/15/29	4,700	6,580,734
5.38%, 02/15/31	6,600	9,867,000
5.50%, 08/15/28	5,500	7,699,141
6.00%, 02/15/26	1,700	2,240,414
6.38%, 08/15/27(d)	3,400	4,825,875
6.50%, 11/15/26	1,000	1,387,813
6.63%, 02/15/27	2,000	2,818,438
7.25%, 08/15/22	500	580,234
7.63%, 11/15/22	5,000	5,933,203
8.00%, 11/15/21	4,400	4,924,906

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
8.13%, 05/15/21	$600	$649,336

		1,605,685,114

Total U.S. Government & Agency Obligations — 58.0% (Cost: $2,590,263,188)		2,773,600,769

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(l)(m)	336,325	336,695,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(l)(m)(n)	68,159	68,159,373

		404,854,779

Total Short-Term Investments — 8.5% (Cost: $404,541,120)		404,854,779

Total Investments in Securities — 107.3% (Cost: $4,921,771,984)		5,133,285,793

Other Assets, Less Liabilities — (7.3)%		(348,457,237)

Net Assets — 100.0%		$4,784,828,556

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	TBA transaction.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	274,246	62,079	336,325	$336,695,406	$2,137,969		$(57,606)	$218,448
BlackRock Cash Funds: Treasury, SL Agency Shares	35,912	32,247	68,159	68,159,373	142,931	(b)	—	—

				$404,854,779	$2,280,900		$(57,606)	$218,448

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Total USD Bond Market ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$13,043,184	$—	$13,043,184
Collaterized Mortgage Obligations	—	55,948,020	—	55,948,020
Corporate Bonds & Notes	—	1,614,849,901	—	1,614,849,901
Foreign Government Obligations	—	246,837,273	—	246,837,273
Municipal Debt Obligations	—	24,151,867	—	24,151,867
U.S. Government & Agency Obligations	—	2,773,600,769	—	2,773,600,769
Money Market Funds	404,854,779	—	—	404,854,779

	$404,854,779	$4,728,431,014	$—	$5,133,285,793

See notes to financial statements.

SCHEDULE OF INVESTMENTS	107

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Core Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,728,431,014
Affiliated(c)	404,854,779
Receivables:
Investments sold	78,985,404
Securities lending income — Affiliated	28,196
Capital shares sold	24,782,997
Dividends	234,717
Interest	31,989,264

Total assets	5,269,306,371

LIABILITIES
Bank overdraft	17,597
Collateral on securities loaned, at value	68,059,373
Payables:
Investments purchased	415,994,284
Capital shares redeemed	200,508
Investment advisory fees	206,053

Total liabilities	484,477,815

NET ASSETS	$4,784,828,556

NET ASSETS CONSIST OF:
Paid-in capital	$4,547,030,652
Accumulated earnings	237,797,904

NET ASSETS	$4,784,828,556

Shares outstanding	89,600,000

Net asset value	$53.40

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$65,847,495
(b) Investments, at cost — Unaffiliated	$4,517,230,864
(c) Investments, at cost — Affiliated	$404,541,120

See notes to financial statements.

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares Core Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,138,276
Interest — Unaffiliated	61,380,806
Securities lending income — Affiliated — net	142,624
Other income — Unaffiliated	27,710

Total investment income	63,689,416

EXPENSES
Investment advisory fees	1,314,567

Total expenses	1,314,567
Less:
Investment advisory fees waived	(119,410)

Total expenses after fees waived	1,195,157

Net investment income	62,494,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	16,396,118
Investments — Affiliated	(57,606)
In-kind redemptions — Unaffiliated	4,830,469

Net realized gain	21,168,981

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	61,767,751
Investments — Affiliated	218,448

Net change in unrealized appreciation (depreciation)	61,986,199

Net realized and unrealized gain	83,155,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,649,439

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,494,259	$105,471,775
Net realized gain	21,168,981	10,076,318
Net change in unrealized appreciation (depreciation)	61,986,199	238,098,653

Net increase in net assets resulting from operations	145,649,439	353,646,746

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(62,580,460)	(101,527,179)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	585,928,547	1,577,425,498

NET ASSETS
Total increase in net assets	668,997,526	1,829,545,065
Beginning of period	4,115,831,030	2,286,285,965

End of period	$4,784,828,556	$4,115,831,030

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF

	Six Months Ended
	04/30/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	10/31/19	10/31/18	10/31/17	10/31/16 (a)	10/31/15 (a)

Net asset value, beginning of period	$52.36		$48.54	$50.94	$51.47	$50.17	$50.49

Net investment income(b)	0.75		1.60	1.44	1.30	1.20	1.01
Net realized and unrealized gain (loss)(c)	1.05		3.79	(2.48)	(0.45)	1.27	(0.11)

Net increase (decrease) from investment operations	1.80		5.39	(1.04)	0.85	2.47	0.90

Distributions(d)
From net investment income	(0.76)		(1.57)	(1.36)	(1.30)	(1.17)	(1.18)
From net realized gain	—		—	—	(0.08)	—	(0.02)
Return of capital	—		—	—	—	—	(0.02)

Total distributions	(0.76)		(1.57)	(1.36)	(1.38)	(1.17)	(1.22)

Net asset value, end of period	$53.40		$52.36	$48.54	$50.94	$51.47	$50.17

Total Return
Based on net asset value	3.46	%(e)	11.28%	(2.07)%	1.70%	4.97%	1.79%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.08%	0.12%	0.15%

Total expenses after fees waived	0.05	%(f)	0.05%	0.05%	0.06%	0.11%	0.04%

Net investment income	2.85	%(f)	3.15%	2.91%	2.56%	2.36%	2.01%

Supplemental Data
Net assets, end of period (000)	$4,784,829		$4,115,831	$2,286,286	$1,782,963	$617,627	$431,463

Portfolio turnover rate(g)	74	%(e)	172%	253%	264%	234%	454%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core Total USD Bond Market	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The cost basis of securities at October 31, 2019 has been adjusted to $4,241,577,131.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core Total USD Bond Market
Barclays Bank PLC	$1,127,576	$1,127,576		$—	$—
Barclays Capital Inc.	7,270,803	7,270,803		—	—
BMO Capital Markets	506,535	506,535		—	—
BNP Paribas Prime Brokerage International Ltd.	1,445,514	1,445,514		—	—
BNP Paribas Securities Corp.	310,500	310,500		—	—
BofA Securities, Inc.	1,965,436	1,965,436		—	—
Citadel Clearing LLC	1,246,501	1,246,501		—	—
Citigroup Global Markets Inc.	6,609,291	6,609,291		—	—
Credit Suisse Securities (USA) LLC	895,768	895,768		—	—
Deutsche Bank Securities Inc.	15,607,568	15,607,568		—	—
Goldman Sachs & Co.	10,325,729	10,325,729		—	—
Jefferies LLC	103,370	103,370		—	—
JPMorgan Securities LLC	15,214,635	15,214,635		—	—
Nomura Securities International Inc.	170,914	170,914		—	—
Scotia Capital (USA) Inc.	410,191	410,191		—	—
UBS AG	135,938	135,938		—	—
Wells Fargo Securities LLC	2,501,226	2,501,226		—	—

	$65,847,495	$65,847,495		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

114	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Fund paid BTC $40,330 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core Total USD Bond Market	$3,164,533,020	$3,107,251,673	$212,262,549	$132,278,471

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Total USD Bond Market	$563,905,770	$131,427,392

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,954,540.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Total USD Bond Market	$4,922,659,448	$275,039,712	$(64,413,367)	$210,626,345

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples there of (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

Core Total USD Bond Market
Shares sold	14,300,000	$757,503,874	33,800,000	$1,691,788,272
Shares redeemed	(3,300,000)	(171,575,327)	(2,300,000)	(114,362,774)

Net increase	11,000,000	$585,928,547	31,500,000	$1,577,425,498

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

116	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	117

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core Total USD Bond Market ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

118	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Total USD Bond Market	$0.755866	$—	$—	$0.755866	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	119

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

120	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

RB	Revenue Bond

GLOSSARY OF TERMS USED IN THIS REPORT	121

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1022-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Yield Optimized Bond ETF

Investment Objective

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.29%	5.85%	3.54%	3.62%	5.85%	19.00%	23.92%
Fund Market	0.09	5.67	3.51	3.60	5.67	18.84	23.77
Index	0.29	5.77	3.40	3.49	5.77	18.19	22.97

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$1,002.90	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments	(a)
Mortgage-Backed Securities	31.7%
Investment Grade Bonds	29.9
Non-Investment Grade Bonds	18.9
Domestic Fixed Income	10.6
International Fixed Income	8.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares MBS ETF	31.7%
iShares Long-Term Corporate Bond ETF	23.4
iShares iBoxx $ High Yield Corporate Bond ETF	18.9
iShares 1-3 Year Treasury Bond ETF	10.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.9

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 10.6%
iShares 1-3 Year Treasury Bond ETF(a)(b)	241,471	$20,959,683

International Fixed Income — 8.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	175,252	17,612,826

Investment Grade Bonds — 29.9%
iShares Floating Rate Bond ETF(a)	256,077	12,803,850
iShares Long-Term Corporate Bond ETF(a)	692,613	46,411,997

		59,215,847

Mortgage-Backed Securities — 31.7%
iShares MBS ETF(a)(b)	564,908	62,761,279

Non-Investment Grade Bonds — 18.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	464,617	37,369,145

Total Investment Companies — 100.0% (Cost: $203,313,550)		197,918,780

Short-Term Investments

Money Market Funds — 23.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	46,692,819	46,744,181

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	65,000	$65,000

		46,809,181

Total Short-Term Investments — 23.6% (Cost: $ 46,778,383)		46,809,181

Total Investments in Securities — 123.6% (Cost: $ 250,091,933)		244,727,961

Other Assets, Less Liabilities — (23.6)%		(46,681,784)

Net Assets — 100.0%		$198,046,177

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,698,561	15,994,258	(b)	—		46,692,819	$46,744,181	$131,720	(c)	$(11,242)	$29,167
BlackRock Cash Funds: Treasury, SL Agency Shares	1,658,000	—		(1,593,000	)(b)	65,000	65,000	2,816		—	—
iShares 1-3 Year Treasury Bond ETF	47,366	262,961		(68,856)		241,471	20,959,683	64,904		(176)	239,590
iShares 3-7 Year Treasury Bond ETF	25,477	1,360		(26,837)		—	—	9,748		(16,395)	(11,266)
iShares Agency Bond ETF	—	180,226		(180,226)		—	—	55,096		472,941	—
iShares Floating Rate Bond ETF	289,624	294,019		(327,566)		256,077	12,803,850	72,760		(70,522)	(257,971)
iShares iBoxx $ High Yield Corporate Bond ETF	340,670	241,715		(117,768)		464,617	37,369,145	848,355		(367,935)	(2,956,646)
iShares Intermediate-Term Corporate Bond ETF	709,700	311,225		(1,020,925)		—	—	487,551		2,251,598	(1,206,773)
iShares J.P. Morgan USD Emerging Markets Bond ETF	129,285	90,235		(44,268)		175,252	17,612,826	374,556		(143,738)	(2,430,885)
iShares Long-Term Corporate Bond ETF	261,675	558,783		(127,845)		692,613	46,411,997	490,236		26,680	(1,672,905)
iShares MBS ETF	136,056	533,724		(104,872)		564,908	62,761,279	456,075		159,294	1,033,565
iShares Short Treasury Bond ETF	52,295	2,725		(55,020)		—	—	19,041		(8,159)	(6,302)

							$244,727,961	$3,012,858		$2,292,346	$(7,240,426)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Yield Optimized Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$197,918,780	$—	$—	$197,918,780
Money Market Funds	46,809,181	—	—	46,809,181

	$244,727,961	$—	$—	$244,727,961

See notes to financial statements.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Yield Optimized Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$244,727,961
Cash	1,392
Receivables:
Securities lending income — Affiliated	40,783
Capital shares sold	867
Dividends	30

Total assets	244,771,033

LIABILITIES
Collateral on securities loaned, at value	46,724,856

Total liabilities	46,724,856

NET ASSETS	$198,046,177

NET ASSETS CONSIST OF:
Paid-in capital	$201,120,392
Accumulated loss	(3,074,215)

NET ASSETS	$198,046,177

Shares outstanding	7,850,000

Net asset value	$25.23

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$45,830,223
(b) Investments, at cost — Affiliated	$250,091,933

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares Yield Optimized Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,881,138
Securities lending income — Affiliated — net	131,720

Total investment income	3,012,858

EXPENSES
Investment advisory fees	243,236

Total expenses	243,236

Less:
Investment advisory fees waived	(243,236)

Total expenses after fees waived	—

Net investment income	3,012,858

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	2,025,573
In-kind redemptions — Affiliated	266,773

Net realized gain	2,292,346

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(7,240,426)

Net change in unrealized appreciation (depreciation)	(7,240,426)

Net realized and unrealized loss	(4,948,080)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,935,222)

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,012,858	$2,175,592
Net realized gain	2,292,346	217,104
Net change in unrealized appreciation (depreciation)	(7,240,426)	3,408,522

Net increase (decrease) in net assets resulting from operations	(1,935,222)	5,801,218

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,980,970)	(2,173,234)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,789,561	109,083,000

NET ASSETS
Total increase in net assets	50,873,369	112,710,984
Beginning of period	147,172,808	34,461,824

End of period	$198,046,177	$147,172,808

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Yield Optimized Bond ETF

	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$25.60		$23.77	$25.08		$25.05		$24.72	$25.32

Net investment income(a)	0.44		0.92	0.91		0.82		0.81	0.72
Net realized and unrealized gain (loss)(b)	(0.37)		1.94	(1.33)		0.04		0.33	(0.55)

Net increase (decrease) from investment operations	0.07		2.86	(0.42)		0.86		1.14	0.17

Distributions(c)
From net investment income	(0.44)		(1.03)	(0.89)		(0.83)		(0.81)	(0.72)
From net realized gain	—		—	—		—		—	(0.05)

Total distributions	(0.44)		(1.03)	(0.89)		(0.83)		(0.81)	(0.77)

Net asset value, end of period	$25.23		$25.60	$23.77		$25.08		$25.05	$24.72

Total Return
Based on net asset value	0.29	%(d)	12.31%	(1.70)%		3.53%		4.72%	0.67%

Ratios to Average Net Assets
Total expenses(e)	0.28	%(f)	0.28%	0.28%		0.28%		0.28%	0.28%

Total expenses after fees waived(e)	0.00	%(f)	0.00%	0.00	%(g)	0.00	%(g)	0.01%	0.01%

Net investment income	3.47	%(f)	3.69%	3.75%		3.30%		3.26%	2.87%

Supplemental Data
Net assets, end of period (000)	$198,046		$147,173	$34,462		$27,593		$15,027	$12,359

Portfolio turnover rate(h)(i)	59	%(d)	58%	48%		27%		47%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

NOTES TO FINANCIAL STATEMENTS	11

Notes to Financial Statements  (unaudited) (continued)

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Yield Optimized Bond
Barclays Capital Inc.	$18,798,120	$18,798,120		$—	$—
Wells Fargo Bank, National Association	284,620	284,620		—	—
Wells Fargo Securities LLC	26,747,483	26,747,483		—	—

	$45,830,223	$45,830,223		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA has contractually agreed to waive its investment advisory fee for the Fund through February 28, 2021.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Fund paid BTC $35,324 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Yield Optimized Bond	$104,760,153	$102,859,104

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Yield Optimized Bond	$100,177,581	$44,696,924

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $5,564.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Yield Optimized Bond	$250,131,379	$1,467,028	$(6,870,446)	$(5,403,418)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Yield Optimized Bond
Shares sold	3,900,000	$100,512,137	4,700,000	$118,723,783
Shares redeemed	(1,800,000)	(44,722,576)	(400,000)	(9,640,783)

Net increase	2,100,000	$55,789,561	4,300,000	$109,083,000

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Yield Optimized Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Yield Optimized Bond(a)	$0.444596	$—	$0.000068	$0.444664	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	17

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
•	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.38%	5.98%	3.16%	2.78%	5.98%	16.83%	21.26%
Fund Market	2.67	6.32	3.06	2.82	6.32	16.26	21.58
Index	2.28	5.93	3.19	2.84	5.93	16.99	21.75

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.80	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Aaa	1.5%
Aa	15.7
A	61.6
Baa	19.1
Not Rated	0.5
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Visa Inc., 2.80%, 12/14/22	2.7%
QUALCOMM Inc., 3.00%, 05/20/22	1.9
Oracle Corp., 2.50%, 10/15/22	1.8
Chevron Corp., 2.36%, 12/05/22	1.7
BP Capital Markets PLC, 2.50%, 11/06/22	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.52%	5.26%	3.28%	4.16%	5.26%	17.52%	32.04%
Fund Market	1.63	5.37	3.16	4.19	5.37	16.82	32.23
Index	1.17	4.93	3.33	4.27	4.93	17.79	32.91

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.20	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Aaa	0.5%
Aa	8.8
A	42.0
Baa	41.2
Ba	1.7
Not Rated	4.6
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3.5%
Bank of America Corp., 3.30%, 01/11/23	1.1
CVS Health Corp., 3.70%, 03/09/23	1.0
Wells Fargo & Co., 2.63%, 07/22/22	1.0
Goldman Sachs Group Inc. (The), 3.63%, 01/22/23	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22(a)	$60	$62,941

Aerospace & Defense — 1.7%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	200	206,134
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	36,971
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	200	207,586

		450,691

Agriculture — 2.9%
Altria Group Inc., 2.85%, 08/09/22	85	87,395
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	100	101,740
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	225	231,453
2.50%, 08/22/22	25	25,825
2.63%, 03/06/23	289	300,950

		747,363

Auto Manufacturers — 5.2%
American Honda Finance Corp.
1.95%, 05/20/22	50	49,931
2.05%, 01/10/23	100	99,574
2.20%, 06/27/22	250	251,185
2.60%, 11/16/22	50	50,710
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	47,446
3.45%, 04/10/22 (Call 02/10/22)	85	81,906
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,185
2.30%, 08/10/22	50	51,025
2.65%, 05/10/22	50	51,353
Toyota Motor Credit Corp.
2.15%, 09/08/22	225	228,890
2.63%, 01/10/23(a)	248	256,271
2.70%, 01/11/23	75	77,706
2.80%, 07/13/22	75	77,419

		1,348,601

Beverages — 3.9%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	90	94,945
Coca-Cola Co. (The), 2.20%, 05/25/22(a)	75	77,309
Diageo Investment Corp.
2.88%, 05/11/22	200	207,732
8.00%, 09/15/22	75	86,053
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	180,420
2.75%, 03/01/23	264	279,037
3.10%, 07/17/22 (Call 05/17/22)	100	105,029

		1,030,525

Biotechnology — 1.3%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	41	42,803
Biogen Inc., 3.63%, 09/15/22	60	63,379
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	235,908

		342,090

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	50	50,250

Chemicals — 1.6%
Air Products & Chemicals Inc., 2.75%, 02/03/23	41	43,037
Cabot Corp., 3.70%, 07/15/22	40	40,721
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	20	20,568

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)(a)	$41	$42,380
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	39,931
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	46,208
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	41	41,897
2.70%, 02/21/23 (Call 11/21/22)	149	151,685

		426,427

Computers — 5.5%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	150	154,951
2.70%, 05/13/22	250	260,790
2.85%, 02/23/23 (Call 12/23/22)	260	274,360
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	78,755
HP Inc., 4.05%, 09/15/22	45	46,877
IBM Credit LLC, 2.20%, 09/08/22	100	103,070
International Business Machines Corp.
1.88%, 08/01/22	300	306,771
2.88%, 11/09/22	200	209,590

		1,435,164

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.
1.95%, 02/01/23	150	155,952
2.30%, 05/03/22	141	145,738
Procter & Gamble Co. (The), 2.15%, 08/11/22	275	285,205
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	205,360

		792,255

Diversified Financial Services — 2.7%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	695,455

Electric — 7.5%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	42,115
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	51,757
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	78,279
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	41,650
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	67,025
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	41	42,632
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	42,035
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,762
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	62,700
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	102,686
3.05%, 08/15/22 (Call 05/15/22)	120	123,904
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	100	103,245
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	50	49,940
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	26,429
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	95,577
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	40	43,202
Georgia Power Co., 2.85%, 05/15/22(a)	35	36,238
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	77,119
2.40%, 04/25/22 (Call 03/25/22)	175	180,264
2.70%, 02/15/23 (Call 12/15/22)	50	51,855
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	50	51,631

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	$150	$152,640
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	97,426
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	110	116,104
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	25,967
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	42,105
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	42,049
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	41	42,062
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	46,964

		1,961,362

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	156,578

Electronics — 0.2%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	60,652

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	35	36,532
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	46,708

		83,240

Food — 0.9%
Campbell Soup Co., 2.50%, 08/02/22	75	76,576
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	51,782
Sysco Corp., 2.60%, 06/12/22	50	50,340
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	41	43,341

		222,039

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	34,280

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	42,542

Health Care - Products — 0.6%
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	157	163,866

Health Care - Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	41	41,578
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	128,910
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)(a)	41	43,048

		213,536

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	72,897

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22(a)	41	41,979
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	33	34,445

		76,424

Internet — 3.2%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	314,748
2.50%, 11/29/22 (Call 08/29/22)	141	147,108
Baidu Inc., 3.50%, 11/28/22	200	206,166
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	76,395
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	102,515

		846,932

Security	Par (000)	Value

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	$49	$51,581

Machinery — 6.0%
ABB Finance USA Inc., 2.88%, 05/08/22	230	236,771
Caterpillar Financial Services Corp.
1.90%, 09/06/22	50	50,932
1.95%, 11/18/22	50	51,008
2.40%, 06/06/22	150	154,032
2.63%, 03/01/23(a)	149	154,453
2.85%, 06/01/22	75	77,685
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	161,801
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	321,248
John Deere Capital Corp., 2.80%, 03/06/23	345	361,570

		1,569,500

Manufacturing — 2.4%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	50	51,290
2.00%, 06/26/22	192	196,804
2.25%, 03/15/23 (Call 02/15/23)	125	129,851
Eaton Corp., 2.75%, 11/02/22	50	51,700
General Electric Co.
2.70%, 10/09/22	50	50,393
3.10%, 01/09/23	50	50,892
3.15%, 09/07/22	50	51,028
Parker-Hannifin Corp., 3.50%, 09/15/22	30	31,388

		613,346

Media — 4.5%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	121,272
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	105,103
2.85%, 01/15/23	200	210,384
3.13%, 07/15/22	75	78,928
Discovery Communications LLC, 3.30%, 05/15/22	75	76,932
NBCUniversal Media LLC, 2.88%, 01/15/23	75	79,111
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	175,768
Walt Disney Co. (The)
1.65%, 09/01/22	50	50,736
3.00%, 09/15/22	266	278,183

		1,176,417

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	200	206,896

Mining — 0.0%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	9	9,340

Oil & Gas — 8.8%
BP Capital Markets America Inc., 3.25%, 05/06/22	182	187,407
BP Capital Markets PLC, 2.50%, 11/06/22	400	408,108
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	50	48,338
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	438,672
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	160	163,840
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	260	271,708
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	50	47,017
Phillips 66, 4.30%, 04/01/22	85	88,594
Shell International Finance BV
2.25%, 01/06/23	214	217,642
2.38%, 08/21/22	225	230,301

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA, 2.70%, 01/25/23	$200	$206,272

		2,307,899

Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	250	250,645
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	19	17,859
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	29,499

		298,003

Pharmaceuticals — 10.2%
AbbVie Inc., 2.90%, 11/06/22	142	147,610
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	50	51,489
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	30	30,468
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	190	194,341
2.60%, 05/16/22(b)	100	103,252
3.25%, 08/15/22(b)	41	43,063
3.25%, 02/20/23 (Call 01/20/23)(b)	50	52,968
3.55%, 08/15/22(b)	100	105,795
Cardinal Health Inc., 3.20%, 03/15/23	60	62,035
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	25	25,881
3.50%, 07/20/22 (Call 05/20/22)	50	52,111
3.70%, 03/09/23 (Call 02/09/23)	85	90,155
Eli Lilly & Co., 2.35%, 05/15/22	175	180,527
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23(a)	225	237,593
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	385,905
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	51,922
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	42,096
Merck &Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	225	233,548
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	200	206,466
2.40%, 09/21/22	300	311,031
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	46,965

		2,655,221

Pipelines — 1.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	48,618
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	57,072
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	66	67,726
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	38,878
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	39,863
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	35,404
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22).	66	66,294

		353,855

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	35	36,983
Crown Castle International Corp.
4.88%, 04/15/22	25	26,621
5.25%, 01/15/23	60	65,523

		129,127

Retail — 3.9%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,038
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	175	180,782
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	350	364,087
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	87,653
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	75	77,225
Walgreen Co., 3.10%, 09/15/22	41	42,203

Security	Par (000)	Value

Retail (continued)
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	$225	$234,916

		1,020,904

Semiconductors — 5.6%
Broadcom Inc., 3.13%, 10/15/22(b)	50	51,824
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	75	77,384
2.70%, 12/15/22	350	368,095
3.10%, 07/29/22	150	158,325
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	41,564
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	182,460
3.00%, 05/20/22	475	494,826
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	75	76,640

		1,451,118

Software — 4.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	41,502
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	41	43,046
Microsoft Corp.
2.13%, 11/15/22(a)	175	183,295
2.65%, 11/03/22 (Call 09/03/22)	160	167,779
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	164,605
2.50%, 10/15/22	455	472,062
2.63%, 02/15/23 (Call 01/15/23)	25	26,132

		1,098,421

Telecommunications — 2.5%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	125	127,953
3.00%, 06/30/22 (Call 04/30/22)	50	51,474
3.40%, 06/15/22	30	31,244
Cisco Systems Inc.
2.60%, 02/28/23	140	147,209
3.00%, 06/15/22	150	157,951
Motorola Solutions Inc.
3.50%, 03/01/23	40	41,075
3.75%, 05/15/22	24	24,832
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	60	62,109

		643,847

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	30	31,878

Transportation — 3.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	180	189,369
3.05%, 09/01/22 (Call 06/01/22)	50	52,121
FedEx Corp., 2.63%, 08/01/22	50	51,266
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	42,502
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	50,618
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	41,594
4.16%, 07/15/22 (Call 04/15/22)	35	37,209
United Parcel Service Inc., 2.45%, 10/01/22	316	328,049

		792,728

Total Corporate Bonds & Notes — 98.4% (Cost: $24,889,666)		25,726,191

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	1,502	$1,503,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	159	159,000

		1,662,469

Total Short-Term Investments — 6.4% (Cost: $1,660,019)		1,662,469

Total Investments in Securities — 104.8% (Cost: $26,549,685)		27,388,660

Other Assets, Less Liabilities — (4.8)%		(1,255,542)

Net Assets — 100.0%		$26,133,118

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,440	62	1,502	$1,503,469	$5,019	(b)	$(842)	$2,079
BlackRock Cash Funds: Treasury, SL Agency Shares	164	(5)	159	159,000	1,044		—	—

				$1,662,469	$6,063		$(842)	$2,079

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$25,726,191	$—	$25,726,191
Money Market Funds	1,662,469	—	—	1,662,469

	$1,662,469	$25,726,191	$—	$27,388,660

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$377	$395,477
WPP Finance 2010, 3.63%, 09/07/22	100	101,188

		496,665

Aerospace & Defense — 0.9%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	168	173,153
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	105,632
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	250	258,588
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	265	275,051

		812,424

Agriculture — 1.7%
Altria Group Inc., 2.85%, 08/09/22	389	399,962
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	596	606,371
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	34	34,361
Philip Morris International Inc.
2.50%, 08/22/22	265	273,745
2.50%, 11/02/22 (Call 10/02/22)	69	71,488
2.63%, 03/06/23	200	208,270

		1,594,197

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	55,286

Auto Manufacturers — 2.0%
American Honda Finance Corp.
2.05%, 01/10/23	125	124,468
2.20%, 06/27/22	269	270,275
2.60%, 11/16/22	50	50,710
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	85	80,991
3.25%, 01/05/23 (Call 12/05/22)	250	237,227
3.45%, 04/10/22 (Call 02/10/22)	385	370,986
3.55%, 07/08/22	150	144,714
PACCAR Financial Corp., 2.00%, 09/26/22	9	9,148
Toyota Motor Credit Corp.
2.63%, 01/10/23(a)	245	253,171
2.80%, 07/13/22	275	283,871

		1,825,561

Banks — 26.3%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	240	248,004
Banco Santander SA
3.13%, 02/23/23	210	213,669
3.50%, 04/11/22	210	214,309
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	59	60,092
3.30%, 01/11/23	950	995,068
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	465	480,773
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	4	4,073
1.95%, 08/23/22	298	303,409
2.95%, 01/29/23 (Call 12/29/22)	291	305,646
Bank of Nova Scotia (The)
1.95%, 02/01/23	154	155,762
2.38%, 01/18/23	62	63,641
2.45%, 09/19/22	265	273,575
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	280	286,320
BNP Paribas SA, 3.25%, 03/03/23	220	232,481
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	348	357,546

Security	Par (000)	Value

Banks (continued)
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	$600	$598,332
2.65%, 08/08/22 (Call 07/08/22)	250	252,680
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	291	298,010
2.75%, 04/25/22 (Call 03/25/22)	349	357,261
3.38%, 03/01/23	150	156,627
4.05%, 07/30/22	280	293,572
Cooperatieve Rabobank UA, 3.95%, 11/09/22	415	428,629
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	255,945
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	280	291,197
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	279,180
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	170	173,131
Fifth Third Bank/Cincinnati OH, 1.80%, 01/30/23 (Call 12/30/22) .	20	20,154
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	422	427,368
3.20%, 02/23/23 (Call 01/23/23)	143	148,394
3.63%, 01/22/23	800	840,352
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	251,485
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	341	350,391
3.20%, 01/25/23	443	463,901
3.25%, 09/23/22	580	606,953
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22	300	306,264
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	250	250,175
Lloyds Bank PLC, 2.25%, 08/14/22	220	223,760
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	256,655
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	450	458,532
2.67%, 07/25/22	441	449,970
3.46%, 03/02/23	250	260,935
Mizuho Financial Group Inc., 2.60%, 09/11/22	270	274,544
Morgan Stanley
2.75%, 05/19/22	689	705,763
3.13%, 01/23/23(a)	33	34,316
3.75%, 02/25/23	695	735,095
4.88%, 11/01/22	445	474,450
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	196,461
National Australia Bank Ltd./New York, 3.00%, 01/20/23	275	287,072
National Bank of Canada, 2.10%, 02/01/23	275	277,824
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	265	273,663
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	182,103
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	270	275,000
Royal Bank of Canada
1.95%, 01/17/23(a)	33	33,465
2.80%, 04/29/22	235	241,878
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	433	463,042
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	350	352,352
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	400	407,648
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	258,270
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	327	334,027
2.78%, 10/18/22	250	256,727
3.10%, 01/17/23	290	300,594
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	245,242
Toronto-Dominion Bank (The), 1.90%, 12/01/22	175	177,882

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	$250	$249,920
2.45%, 08/01/22 (Call 07/01/22)	347	355,085
2.80%, 05/17/22 (Call 04/17/22)	5	5,158
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	270	276,026
2.75%, 04/01/22 (Call 03/01/22)	225	230,605
3.05%, 06/20/22 (Call 05/20/22)	210	216,940
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	305	315,885
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)	250	255,220
Wells Fargo & Co.
2.63%, 07/22/22	856	876,390
3.07%, 01/24/23 (Call 01/24/22)	682	698,532
Series M, 3.45%, 02/13/23	350	364,364
Westpac Banking Corp.
2.00%, 01/13/23	8	8,147
2.50%, 06/28/22	383	393,176
2.75%, 01/11/23	150	155,706

		24,082,793

Beverages — 2.1%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	614	647,733
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	77	79,296
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	6	6,099
3.20%, 02/15/23 (Call 01/15/23)	108	112,527
Diageo Investment Corp., 2.88%, 05/11/22	381	395,730
Molson Coors Beverage Co., 3.50%, 05/01/22	111	113,236
PepsiCo Inc.
2.75%, 03/01/23	300	317,088
3.10%, 07/17/22 (Call 05/17/22)	275	288,830

		1,960,539

Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	209	214,831
3.63%, 05/15/22 (Call 02/15/22)	461	481,270
Biogen Inc., 3.63%, 09/15/22	246	259,855
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	235	246,393

		1,202,349

Chemicals — 1.2%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	102,838
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	185	191,227
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	231	239,371
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	50,424
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	8,984
NewMarket Corp., 4.10%, 12/15/22	133	141,145
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	135	138,625
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	175	178,829
2.70%, 02/21/23 (Call 11/21/22)	8	8,144

		1,059,587

Commercial Services — 0.4%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	77,492
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	84	86,316
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	154,563
Verisk Analytics Inc., 4.13%, 09/12/22	55	58,198

		376,569

Security	Par (000)	Value

Computers — 2.7%
Apple Inc.
1.70%, 09/11/22	$200	$205,178
2.30%, 05/11/22 (Call 04/11/22)	198	204,536
2.70%, 05/13/22(a)	435	453,774
2.85%, 02/23/23 (Call 12/23/22)	368	388,325
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	228	239,414
HP Inc., 4.05%, 09/15/22	100	104,172
IBM Credit LLC, 3.00%, 02/06/23	200	211,176
International Business Machines Corp.
1.88%, 08/01/22	440	449,931
2.85%, 05/13/22	200	207,950

		2,464,456

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 1.95%, 02/01/23	315	327,499
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	159,378

		486,877

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	255	236,161
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	282	257,548
Ally Financial Inc., 4.63%, 05/19/22	10	10,142
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	325	332,205
2.65%, 12/02/22	465	478,248
2.75%, 05/20/22 (Call 04/20/22)	230	235,610
3.40%, 02/27/23 (Call 01/27/23)	203	212,663
Capital One Bank USA N.A., 3.38%, 02/15/23	315	319,646
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	66,297
CME Group Inc., 3.00%, 09/15/22	251	262,970
Discover Financial Services
3.85%, 11/21/22	290	296,679
5.20%, 04/27/22	10	10,388
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	181	186,280
International Lease Finance Corp., 5.88%, 08/15/22(a)	185	178,645
Invesco Finance PLC, 3.13%, 11/30/22	100	101,642
Jefferies Group LLC, 5.13%, 01/20/23	135	141,323
ORIX Corp., 2.90%, 07/18/22	217	220,212
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	10	9,746
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	275	282,279
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	163	168,698
2.80%, 12/14/22 (Call 10/14/22)	480	505,785

		4,513,167

Electric — 4.6%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	112,992
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	160	165,624
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	70	71,543
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	130	135,174
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	150	153,786
DTE Energy Co.
Series B, 2.60%, 06/15/22	10	10,133
Series B, 3.30%, 06/15/22 (Call 04/15/22)	213	219,494
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	135	143,929
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)(a)	355	366,548
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	180,679

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
2.95%, 03/15/23 (Call 01/15/23)	$33	$33,086
3.13%, 11/15/22 (Call 10/15/22)(a)	50	50,804
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	235	248,428
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	108	113,883
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	46	47,529
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	415	435,874
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	168	181,450
Georgia Power Co., 2.85%, 05/15/22(a)	199	206,037
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	11	11,331
2.70%, 02/15/23 (Call 12/15/22)	160	165,938
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	200	206,526
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	130	137,214
7.00%, 09/01/22	134	152,182
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	175	181,766
4.20%, 06/15/22 (Call 03/15/22)	11	11,482
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	201	211,297
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	102	104,643
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	135,673

		4,195,045

Electronics — 0.5%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	103,079
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	150	151,630
Avnet Inc., 4.88%, 12/01/22	33	34,836
Flex Ltd., 5.00%, 02/15/23	100	104,348
Jabil Inc., 4.70%, 09/15/22	59	60,627
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	25,563

		480,083

Environmental Control — 0.5%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	195	203,533
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	206	213,820

		417,353

Food — 1.3%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	175	184,706
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	173	179,167
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	100	102,652
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	46,517
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	185	191,412
3.40%, 04/15/22 (Call 01/15/22)	8	8,304
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	10	10,259
Sysco Corp., 2.60%, 06/12/22	35	35,238
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	366	386,895

		1,145,150

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	122,439

Health Care - Products — 0.7%
Boston Scientific Corp., 3.38%, 05/15/22	200	207,562
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	155	161,778
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	255,652
3.70%, 03/19/23 (Call 02/19/23)	10	10,488

		635,480

Security	Par (000)	Value

Health Care - Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	$215	$221,751
Anthem Inc., 3.30%, 01/15/23	470	494,844
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	34	34,992
3.15%, 12/01/22 (Call 09/01/22)	165	170,838
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	180	188,989
UnitedHealth Group Inc.
2.38%, 10/15/22	9	9,312
2.75%, 02/15/23 (Call 11/15/22)	260	271,765
2.88%, 03/15/23	315	332,265

		1,724,756

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	108	103,021
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	11	10,533

		113,554

Home Builders — 0.3%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	10	10,304
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	254	264,513

		274,817

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	127,985
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	193	201,451

		329,436

Insurance — 2.1%
American International Group Inc., 4.88%, 06/01/22	400	426,516
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	255	267,661
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	355	375,945
3.00%, 02/11/23	125	133,555
Chubb INA Holdings Inc.
2.70%, 03/13/23	175	182,943
2.88%, 11/03/22 (Call 09/03/22)	125	130,344
Fidelity National Financial Inc., 5.50%, 09/01/22	75	79,145
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	8	8,405
MetLife Inc., 3.05%, 12/15/22	246	257,343
Primerica Inc., 4.75%, 07/15/22	100	105,232

		1,967,089

Internet — 1.4%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	105	110,162
2.50%, 11/29/22 (Call 08/29/22)	436	454,888
Baidu Inc., 3.50%, 11/28/22	200	206,166
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	350	358,802
2.75%, 01/30/23 (Call 12/30/22)	116	119,393

		1,249,411

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	142,110

Lodging — 0.0%
Marriott International Inc./MD, 3.25%, 09/15/22 (Call 06/15/22)	35	34,134

Machinery — 2.1%
ABB Finance USA Inc., 2.88%, 05/08/22	260	267,655
Caterpillar Financial Services Corp.
1.95%, 11/18/22	209	213,211
2.40%, 06/06/22	30	30,806

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)(a)	$299	$308,144
CNH Industrial Capital LLC, 4.38%, 04/05/22	11	11,261
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	361	370,512
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	175	176,155
John Deere Capital Corp.
2.15%, 09/08/22	96	98,638
2.80%, 01/27/23	50	52,330
2.80%, 03/06/23	399	418,164

		1,946,876

Manufacturing — 1.4%
3M Co., 2.00%, 06/26/22	285	292,131
Eaton Corp., 2.75%, 11/02/22	268	277,114
General Electric Co.
2.70%, 10/09/22	182	183,430
3.10%, 01/09/23	225	229,012
3.15%, 09/07/22	267	272,487

		1,254,174

Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	640	674,298
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	210	254,671
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	61	64,113
2.85%, 01/15/23	29	30,506
3.13%, 07/15/22	424	446,209
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	35	36,023
3.30%, 05/15/22	199	204,126
NBCUniversal Media LLC, 2.88%, 01/15/23	250	263,705
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	234	270,626
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	247	255,381
ViacomCBS Inc., 2.50%, 02/15/23 (Call 01/15/23)	50	50,144
Walt Disney Co. (The), 3.00%, 09/15/22	175	183,015

		2,732,817

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	250	258,620

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)(a)	24	24,906
Southern Copper Corp., 3.50%, 11/08/22	75	75,440

		100,346

Oil & Gas — 3.8%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	99	90,700
BP Capital Markets America Inc., 3.25%, 05/06/22	228	234,774
BP Capital Markets PLC, 2.50%, 11/06/22	440	448,919
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	208	201,088
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	345	356,099
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	235	240,640
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	270	282,158
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	100	97,467
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	284	267,054
Phillips 66, 4.30%, 04/01/22	393	409,616
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	141	143,130
Shell International Finance BV
2.25%, 01/06/23(a)	35	35,596

Security	Par (000)	Value

Oil & Gas (continued)
2.38%, 08/21/22	$372	$380,764
Total Capital International SA, 2.70%, 01/25/23	319	329,004

		3,517,009

Oil & Gas Services — 0.2%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	77	72,377
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	73,746

		146,123

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	77,265

Pharmaceuticals — 8.1%
AbbVie Inc.
2.30%, 11/21/22(c)	292	299,046
2.90%, 11/06/22	620	644,496
3.20%, 11/06/22 (Call 09/06/22)	273	285,034
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	420	432,508
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,644
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	315	322,866
Bristol-Myers Squibb Co.
2.00%, 08/01/22	224	229,118
3.25%, 08/15/22(c)	312	327,697
3.25%, 02/20/23 (Call 01/20/23)(c)	128	135,598
3.55%, 08/15/22(c)	332	351,239
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	200	203,288
3.20%, 03/15/23	110	113,731
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)(c)	109	113,017
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	425	439,968
3.50%, 07/20/22 (Call 05/20/22)	340	354,351
3.70%, 03/09/23 (Call 02/09/23)(a)	885	938,675
4.75%, 12/01/22 (Call 09/01/22)	5	5,382
Eli Lilly & Co., 2.35%, 05/15/22	110	113,474
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	348	367,478
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	350	363,083
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	70	71,896
2.85%, 03/15/23 (Call 12/15/22)	179	183,785
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	282	292,713
Novartis Capital Corp., 2.40%, 09/21/22	476	493,503
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	260	271,354

		7,378,944

Pipelines — 2.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	71	63,481
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	100,652
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	200	194,470
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	145,280
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	273	283,284
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	200	205,230
3.95%, 09/01/22 (Call 06/01/22)	265	274,487
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	125	124,078
3.50%, 12/01/22 (Call 11/01/22)(c)	69	68,163
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	210	204,112
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	139	130,119

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.65%, 06/01/22 (Call 03/01/22)	$150	$147,201
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	100	97,227
TransCanada PipeLines Ltd., 2.50%, 08/01/22	315	318,632
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22).	179	179,798

		2,536,214

Real Estate Investment Trusts — 3.5%
American Tower Corp., 3.50%, 01/31/23	253	267,338
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	258	272,647
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	250	252,602
Crown Castle International Corp., 5.25%, 01/15/23	455	496,883
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	101,969
3.63%, 10/01/22 (Call 07/03/22)	200	205,884
3.95%, 07/01/22 (Call 05/01/22)	25	26,202
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	133	137,982
Healthpeak Properties Inc., 3.15%, 08/01/22 (Call 05/01/22)	100	100,115
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	100,355
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	76,177
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	100	102,608
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	185	190,106
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	100	104,650
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	111	101,537
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	205	202,874
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	34	34,139
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	285	286,177
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	101,468

		3,161,713

Retail — 2.1%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	262	270,243
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	321	333,920
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	105	95,300
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	243	250,584
QVC Inc.
4.38%, 03/15/23	11	10,596
5.13%, 07/02/22	47	46,078
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	150	156,513
Walgreen Co., 3.10%, 09/15/22	344	354,096
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	367	383,174

		1,900,504

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	100	102,545

Semiconductors — 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	189	192,540
Broadcom Inc., 3.13%, 10/15/22(c)	299	309,904
Intel Corp., 2.70%, 12/15/22	540	567,918
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	77,932
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	120	125,116
3.00%, 05/20/22	450	468,783

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	$96	$98,098

		1,840,291

Software — 2.5%
Adobe Inc., 1.70%, 02/01/23	208	213,537
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	10	10,139
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	152,236
Microsoft Corp.
2.13%, 11/15/22(a)	150	157,110
2.65%, 11/03/22 (Call 09/03/22)	220	230,696
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	653	671,793
2.50%, 10/15/22	534	554,025
2.63%, 02/15/23 (Call 01/15/23)	88,362
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	315	319,631

		2,317,529

Telecommunications — 2.4%
America Movil SAB de CV, 3.13%, 07/16/22	225	229,484
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	241	246,692
3.00%, 06/30/22 (Call 04/30/22)	320	329,430
3.40%, 06/15/22	140	145,807
3.60%, 02/17/23 (Call 12/17/22)	365	384,126
Cisco Systems Inc.
2.60%, 02/28/23	175	184,011
3.00%, 06/15/22	10	10,530
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	60	61,593
Motorola Solutions Inc.
3.50%, 03/01/23	95	97,553
3.75%, 05/15/22	91	94,156
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	131,042
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	244	252,577
Vodafone Group PLC
2.50%, 09/26/22	9	9,259
2.95%, 02/19/23	62	64,776

		2,241,036

Textiles — 0.2%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	160	170,014

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	263,012
3.05%, 09/01/22 (Call 06/01/22)	125	130,304
FedEx Corp., 2.63%, 08/01/22	146	149,697
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	158	163,789
3.00%, 04/01/22 (Call 01/01/22)	180	185,908
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	58	58,716
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	124,782
4.16%, 07/15/22 (Call 04/15/22)	252	267,904
United Parcel Service Inc., 2.45%, 10/01/22	371	385,146

		1,729,258

Total Corporate Bonds & Notes — 95.3% (Cost: $85,115,076)		87,172,605

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 3.5%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(a)(d)	129	$3,221,130

Total Investment Companies — 3.5% (Cost $2,974,253)		3,221,130

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	2,984	2,987,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	724	724,000

		3,711,133

Total Short-Term Investments — 4.0% (Cost: $3,706,761)		3,711,133

Total Investments in Securities — 102.8% (Cost: $91,796,090)		94,104,868

Other Assets, Less Liabilities — (2.8)%		(2,579,657)

Net Assets — 100.0%		$91,525,211

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-dayyield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Shares Purchased (000)	Shares Sold (000)		Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgencyShares	3,286	—	(302	)(b)	2,984	$2,987,133	$9,066	(c)	$(2,173	) $	3,637
BlackRock Cash Funds: Treasury, SL Agency Shares	861	—	(137	)(b)	724	724,000	4,863		—		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—	—		129	3,221,130	43,941		—		40,635

						$6,932,263	$57,870		$(2,173	) $	44,272

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$87,172,605	$—	$87,172,605
Investment Companies	3,221,130	—	—	3,221,130
Money Market Funds	3,711,133	—	—	3,711,133

	$6,932,263	$87,172,605	$—	$94,104,868

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited)

April 30, 2020

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$25,726,191	$87,172,605
Affiliated(c)	1,662,469	6,932,263
Cash	425	3,531
Receivables:
Investments sold	510,087	64,323
Securities lending income — Affiliated	1,500	2,667
Dividends	47	184
Interest	198,342	702,072

Total assets	28,099,061	94,877,645

LIABILITIES
Collateral on securities loaned, at value	1,501,215	2,983,630
Payables:
Investments purchased	462,621	362,174
Investment advisory fees	2,107	6,630

Total liabilities	1,965,943	3,352,434

NET ASSETS	$26,133,118	$91,525,211

NET ASSETS CONSIST OF:
Paid-in capital	$26,295,239	$89,833,624

Accumulated earnings (loss)	(162,121)	1,691,587

NET ASSETS	$26,133,118	$91,525,211

Shares outstanding	. 1,050,000	3,400,000

Net asset value	$24.89	$26.92

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,459,732	$2,631,735
(b) Investments, at cost — Unaffiliated	$24,889,666	$85,115,076
(c) Investments, at cost — Affiliated	$1,660,019	$6,681,014

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (unaudited)

Six Months Ended April 30, 2020

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,044	$48,804
Interest — Unaffiliated	337,851	1,115,037
Securities lending income — Affiliated — net	5,019	9,066
Other income — Unaffiliated	141	650

Total investment income	344,055	1,173,557

EXPENSES
Investment advisory fees	12,829	40,789

Total expenses	12,829	40,789

Less:
Investment advisory fees waived	(81)	(1,949)

Total expenses after fees waived	12,748	38,840

Net investment income	331,307	1,134,717

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(25,850)	(243,778)
Investments — Affiliated	(842)	(2,173)
In-kind redemptions — Unaffiliated	—	41,435

Net realized loss	(26,692)	(204,516)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	298,164	270,049
Investments — Affiliated	2,079	44,272

Net change in unrealized appreciation (depreciation)	300,243	314,321

Net realized and unrealized gain	273,551	109,805

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$604,858	$1,244,522

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$331,307	$871,333	$1,134,717	$2,088,187
Net realized gain (loss)	(26,692)	(30,894)	(204,516)	10,004
Net change in unrealized appreciation (depreciation)	300,243	1,763,333	314,321	3,709,563

Net increase in net assets resulting from operations	604,858	2,603,772	1,244,522	5,807,754

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(357,663)	(896,599)	(1,135,407)	(2,074,956)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(20,356,373)	12,081,222	15,606,635

NET ASSETS
Total increase (decrease) in net assets	247,195	(18,649,200)	12,190,337	19,339,433
Beginning of period	25,885,923	44,535,123	79,334,874	59,995,441

End of period	$26,133,118	$25,885,923	$91,525,211	$79,334,874

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)

Net asset value, beginning of period	$24.65		$23.44	$24.47	$24.80	$24.01	$24.02

Net investment income(b)	0.32		0.65	0.66	0.66	0.68	0.69
Net realized and unrealized gain (loss)(c)	0.26		1.22	(1.04)	(0.33)	0.79	(0.01)

Net increase (decrease) from investment operations	0.58		1.87	(0.38)	0.33	1.47	0.68

Distributions(d)
From net investment income	(0.34)		(0.66)	(0.65)	(0.66)	(0.68)	(0.69)

Total distributions	(0.34)		(0.66)	(0.65)	(0.66)	(0.68)	(0.69)

Net asset value, end of period	$24.89		$24.65	$23.44	$24.47	$24.80	$24.01

Total Return
Based on net asset value	2.38	%(e)	8.07%	(1.54)%	1.37%	6.24%	2.86%

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.58	%(f)	2.71%	2.76%	2.72%	2.77%	2.86%

Supplemental Data
Net assets, end of period (000)	$26,133		$25,886	$44,535	$47,716	$42,157	$38,411

Portfolio turnover rate(g)	4	%(e)	9%	5%	10%	12%	17%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)

Net asset value, beginning of period	$26.89		$25.53	$26.66	$26.90	$25.91	$26.18

Net investment income(b)	0.37		0.76	0.76	0.77	0.79	0.81
Net realized and unrealized gain (loss)(c)	0.03		1.36	(1.12)	(0.25)	0.99	(0.27)

Net increase (decrease) from investment operations	0.40		2.12	(0.36)	0.52	1.78	0.54

Distributions(d)
From net investment income	(0.37)		(0.76)	(0.77)	(0.76)	(0.79)	(0.81)

Total distributions	(0.37)		(0.76)	(0.77)	(0.76)	(0.79)	(0.81)

Net asset value, end of period	$26.92		$26.89	$25.53	$26.66	$26.90	$25.91

Total Return
Based on net asset value	1.52	%(e)	8.43%	(1.37)%	2.01%	6.99%	2.07%

Ratios to Average Net Assets
Total expenses(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.09%	0.09%

Net investment income	2.78	%(g)	2.89%	2.95%	2.92%	3.01%	3.11%

Supplemental Data
Net assets, end of period (000)	$91,525		$79,335	$59,995	$87,963	$82,041	$62,186

Portfolio turnover rate(h)(i)	6	%(e)	5%	3%	12%	6%	6%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds Mar 2023 Term Corporate ex-Financials	$26,584,098
iBonds Mar 2023 Term Corporate	80,314,439

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Mar 2023 Term Corporate ex-Financials
BNP Paribas Prime Brokerage International Ltd.	$152,640	$152,640		$—	$—
BofA Securities, Inc.	404,469	404,469		—	—
Goldman Sachs & Co.	123,021	123,021		—	—
JPMorgan Securities LLC	246,239	246,239		—	—
Morgan Stanley & Co. LLC	103,245	103,245		—	—
RBC Capital Markets LLC	282,151	282,151		—	—
Wells Fargo Securities LLC	147,967	147,967		—	—

	$1,459,732	$1,459,732		$—	$—

iBonds Mar 2023 Term Corporate
BofA Securities, Inc	$354,557	$354,557		$—	$—
Goldman Sachs &Co	110,953	110,953		—	—
HSBC Securities (USA) Inc.	35,596	35,596		—	—
JPMorgan Securities LLC	294,177	294,177		—	—
Morgan Stanley & Co. LLC	403,575	403,575		—	—
RBC Capital Markets LLC	698,296	698,296		—	—
Wells Fargo Securities LLC	734,581	734,581		—	—

	$2,631,735	$2,631,735		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Mar 2023 Term Corporate ex-Financials	$1,474
iBonds Mar 2023 Term Corporate	2,661

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$—	$8,351	$(5,329)
iBonds Mar 2023 Term Corporate	—	1,165,629	(156,212)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2023 Term Corporate ex-Financials	$984,410	$1,039,166
iBonds Mar 2023 Term Corporate	5,031,649	4,522,552

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate	$13,015,295	$1,316,708

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Mar 2023 Term Corporate ex-Financials	$1,026,903
iBonds Mar 2023 Term Corporate	578,244

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2023 Term Corporate ex-Financials	$26,554,151	$849,915	$(15,406)	$834,509
iBonds Mar 2023 Term Corporate	91,811,808	2,496,596	(203,536)	2,293,060

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (”Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Mar 2023 Term Corporate ex-Financials
Shares redeemed	—	$—	(850,000)	$(20,356,373)

iBonds Mar 2023 Term Corporate
Shares sold	500,000	$13,422,728	600,000	$15,606,635
Shares redeemed	(50,000)	(1,341,506)	—	—

Net increase	450,000	$12,081,222	600,000	$15,606,635

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Statement Regarding Liquidity Risk Management Program (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iBonds Mar 2023 Term Corporate ex-Financials ETF and iBonds Mar 2023 Term Corporate ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Mar 2023 Term Corporate ex-Financials	$0.340631	$—	$—	$0.340631	100%	—%	—%		100%
iBonds Mar 2023 Term Corporate(a)	0.374353	—	0.000087	0.374440	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	29

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds 2021 Term High Yield and Income ETF | IBHA | Cboe BZX
•	iShares iBonds 2022 Term High Yield and Income ETF | IBHB | Cboe BZX
•	iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX
•	iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX
•	iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2021 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2021, as represented by the Bloomberg Barclays 2021 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(3.92)%	(2.44)%
Fund Market	(4.29)	(2.70)
Index	(3.85)	(2.40)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$960.80	$1.71		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
A	0.3%
Baa	27.6
Ba	41.4
B	18.8
Caa	7.8
Not Rated	2.7
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
DISH DBS Corp., 6.75%, 06/01/21	2.3%
CSC Holdings LLC, 6.75%, 11/15/21	2.1
Xerox Corp., 4.50%, 05/15/21	2.0
Howmet Aerospace Inc., 5.40%, 04/15/21	2.0
Sprint Corp., 7.25%, 09/15/21	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2022 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2022, as represented by the Bloomberg Barclays 2022 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(5.80)%	(5.27)%
Fund Market	(2.71)	(2.01)
Index	(5.58)	(4.55)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$942.00	$1.69		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Baa	3.0%
Ba	51.9
B	26.7
Caa	13.3
Not Rated	2.4
Short-Term and Other Assets	2.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Tenet Healthcare Corp., 8.13%, 04/01/22	2.9%
Sprint Communications Inc., 6.00%, 11/15/22	2.7
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22	2.5
DISH DBS Corp., 5.88%,07/15/22	2.2
International Game Technology PLC, 6.25%, 02/15/22	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg Barclays 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(7.15)%	(6.05)%
Fund Market	(6.72)	(5.50)
Index	(6.26)	(4.51)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$928.50	$1.68		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Baa	1.1%
Ba	43.7
B	34.7
Caa	15.6
Not Rated	3.2
Short-Term and Other Assets	1.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Sprint Corp., 7.88%, 09/15/23	3.1%
CHS/Community Health Systems Inc., 6.25%, 03/31/23	2.6
Freeport-McMoRan Inc., 3.88%, 03/15/23	1.8
Tenet Healthcare Corp., 6.75%, 06/15/23	1.8
PetSmart Inc., 7.13%, 03/15/23	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg Barclays 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(9.02)%	(6.21)%
Fund Market	(7.80)	(5.00)
Index	(8.75)	(6.06)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$909.80	$1.66		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Baa	0.6%
Ba	46.4
B	35.9
Caa	12.3
Ca	0.2
Not Rated	1.1
Short-Term and Other Assets	3.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Sprint Corp., 7.13%, 06/15/24	1.9%
Bausch Health Companies Inc., 7.00%, 03/15/24	1.8
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	1.8
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24	1.6
Telecom Italia SpA/Milano, 5.30%, 05/30/24	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg Barclays 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(7.38)%	(4.72)%
Fund Market	(5.97)	(3.12)
Index	(7.26)	(4.53)

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$926.20	$1.68		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Baa	0.6%
Ba	41.5
B	36.6
Caa	17.2
Not Rated	1.2
Short-Term and Other Assets	2.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Ford Motor Co., 9.00%, 04/22/25	1.6%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25	1.5
Bausch Health Companies Inc., 6.13%, 04/15/25	1.5
HCA Inc., 5.38%,02/01/25	1.3
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.0%
Boeing Co. (The), 2.30%, 08/01/21	$100	$98,245
Bombardier Inc., 8.75%, 12/01/21(a)	325	270,702
Howmet Aerospace Inc., 5.40%, 04/15/21 (Call 01/15/21)	366	373,404

		742,351

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	50	51,580
Pyxus International Inc., 8.50%, 04/15/21 (Call 10/15/20)(a)	100	88,849

		140,429

Airlines — 1.5%
Air Canada, 7.75%, 04/15/21(a)	100	98,076
Delta Air Lines Inc., 3.40%, 04/19/21	200	191,688

		289,764

Auto Manufacturers — 3.3%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	200	190,550
5.88%, 08/02/21	200	196,348
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	100	97,844
4.20%, 11/06/21	125	123,312

		608,054

Banks — 5.4%
Barclays PLC, 3.20%, 08/10/21	200	202,958
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	200	196,502
Deutsche Bank AG/New York NY
4.25%, 02/04/21	150	150,517
4.25%,10/14/21	100	100,577
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	50	50,731
KeyCorp, 5.10%, 03/24/21	50	51,685
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	50	51,247
Santander UK Group Holdings PLC, 2.88%, 08/05/21	200	201,400

		1,005,617

Beverages — 0.5%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	75	76,522
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	25	24,917

		101,439

Building Materials — 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 05/29/20)(a)	50	49,232

Chemicals — 1.2%
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	225	226,370

Commercial Services — 2.7%
ADT Security Corp. (The), 6.25%, 10/15/21	300	307,410
Nielsen Co Luxembourg Sarl/The, 5.50%, 10/01/21 (Call 05/29/20)(a)	200	197,776

		505,186

Computers — 4.6%
Dell Inc., 4.63%, 04/01/21	250	253,205
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)	150	152,451
5.88%, 06/15/21 (Call 06/15/20)(a)	199	199,129
HP Inc., 4.65%, 12/09/21	50	52,046
Vericast Corp., 9.25%, 03/01/21 (Call 05/29/20)(a)	94	94,556
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)	116	118,591

		869,978

Security	Par (000)	Value

Cosmetics & Personal Care — 0.9%
Edgewell Personal Care Co., 4.70%, 05/19/21	$175	$175,920

Distribution & Wholesale — 0.5%
Anixter Inc., 5.13%, 10/01/21	100	101,526

Diversified Financial Services — 7.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	150	143,998
Air Lease Corp., 3.38%, 06/01/21 (Call 05/01/21)	50	48,093
Ally Financial Inc., 4.25%, 04/15/21	100	100,706
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)	200	169,690
Capital One Financial Corp. 3.45%, 04/30/21 (Call 03/30/21)	100	101,483
4.75%, 07/15/21	100	103,233
Jefferies Group LLC, 6.88%, 04/15/21	50	51,549
Navient Corp. 5.88%, 03/25/21	200	196,880
6.63%, 07/26/21	200	198,888
Springleaf Finance Corp., 7.75%, 10/01/21	200	198,396
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	50	50,129
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(a)	150	123,751

		1,486,796

Electric — 3.2%
AES Corp. (The), 4.00%, 03/15/21	125	124,997
Dominion Energy Inc., 4.10%, 04/01/21(c)	50	50,677
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	150	152,892
Duke Energy Corp., 1.80%, 09/01/21 (Call 08/01/21)	50	50,493
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	100	101,647
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	50	50,700
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	25	25,278
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	50,733

		607,417

Electrical Components & Equipment — 1.1%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 05/29/20)	200	197,044

Entertainment — 0.5%
Scientific Games International Inc., 6.63%,05/15/21 (Call 05/15/20)	100	89,438

Environmental Control — 0.4%
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(a)	100	66,733

Food — 1.4%
Conagra Brands Inc., 3.80%, 10/22/21	25	25,783
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)	50	51,400
Kraft Heinz Foods Co., 3.38%, 06/15/21	75	76,059
Kroger Co. (The), 3.30%, 01/15/21 (Call 12/15/20)	50	50,565
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	50	50,270

		254,077

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	50	50,690

Health Care – Products — 0.3%
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	50	50,583

Home Builders — 4.2%
KB Home, 7.00%,12/15/21 (Call 09/15/21)	175	181,057
Lennar Corp. 4.75%,04/01/21 (Call 02/01/21)	200	201,156
6.25%,12/15/21 (Call 06/15/21)	100	102,646

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
8.38%,01/15/21	$100	$103,228
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	125	126,622
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	75	73,577

		788,286

Insurance — 2.3%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	50	50,722
Genworth Holdings Inc.
7.20%, 02/15/21	125	116,599
7.63%, 09/24/21	225	213,545
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	50	50,504

		431,370

Internet — 1.4%
Netflix Inc., 5.38%, 02/01/21	250	255,217

Iron & Steel — 0.4%
Carpenter Technology Corp., 5.20%, 07/15/21 (Call 04/15/21)	75	75,782

Lodging — 1.4%
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(a)(b)	200	199,090
Wyndham Destinations Inc., 5.63%, 03/01/21	75	71,778

		270,868

Machinery — 0.3%
CNH Industrial Capital LLC, 4.88%, 04/01/21	50	50,360

Manufacturing — 1.0%
General Electric Co.
4.65%, 10/17/21	75	77,844
5.30%, 02/11/21	100	101,951

		179,795

Media — 5.3%
CSC Holdings LLC, 6.75%,11/15/21	375	391,039
DISH DBS Corp., 6.75%, 06/01/21	425	425,710
TEGNA Inc., 4.88%, 09/15/21 (Call 05/29/20)(a)	75	74,745
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	50,953
ViacomCBS Inc., 4.50%, 03/01/21	50	51,652

		994,099

Mining — 0.6%
Century Aluminum Co., 7.50%, 06/01/21 (Call 05/29/20)(a)	75	67,711
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	50	51,498

		119,209

Office & Business Equipment — 2.0%
Xerox Corp., 4.50%, 05/15/21	375	375,487

Oil & Gas — 5.0%
Antero Resources Corp., 5.38%, 11/01/21 (Call 11/01/20)(b)	300	268,566
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	50	47,539
EQT Corp., 4.88%, 11/15/21	75	72,750
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/20)(a)	50	30,949
Marathon Petroleum Corp., 5.13%, 03/01/21	50	50,409
Nabors Industries Inc., 4.63%, 09/15/21	63	40,085
Occidental Petroleum Corp.
2.60%, 08/13/21	175	163,791
4.85%, 03/15/21 (Call 02/15/21)	100	95,995
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	150	143,227
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	22,651

		935,962

Security	Par (000)	Value

Packaging & Containers — 0.8%
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	$150	$150,900

Pharmaceuticals — 5.4%
AbbVie Inc.
2.15%, 11/19/21(a)	100	101,321
2.30%, 05/14/21 (Call 04/14/21)	100	100,928
Becton Dickinson and Co., 3.13%,11/08/21	50	51,106
Cigna Corp., 3.40%, 09/17/21	75	77,155
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	100	100,810
3.35%, 03/09/21	100	101,698
Elanco Animal Health Inc., 4.66%, 08/27/21	175	179,275
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	75	75,730
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	225	228,395

		1,016,418

Pipelines — 4.7%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(a)	125	115,118
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	175	166,166
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	25	24,974
Enterprise Products Operating LLC, 2.80%, 02/15/21	50	50,240
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	25	25,055
5.00%,10/01/21 (Call 07/01/21)	50	50,957
NuStar Logistics LP, 6.75%, 02/01/21	100	96,844
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	100	100,009
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	150	147,681
Williams Companies Inc. (The), 4.00%, 11/15/21 (Call 08/15/21)	100	101,410

		878,454

Real Estate — 0.8%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (Call 12/01/20)(a)	175	146,871

Real Estate Investment Trusts — 4.5%
American Tower Corp., 3.45%, 09/15/21	50	51,452
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	50	50,828
Crown Castle International Corp., 2.25%, 09/01/21 (Call 08/01/21)	50	50,488
Diversified Healthcare Trust, 6.75%, 12/15/21 (Call 06/15/21)	75	71,771
Iron Mountain Inc., 4.38%, 06/01/21 (Call 06/01/20)(a)	200	199,878
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21 (Call 08/01/20)(a)	75	67,081
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	175	167,590
5.00%,12/15/21 (Call 09/15/21)	200	189,080

		848,168

Retail — 6.6%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	25,365
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(a)(b)	100	90,261
GameStop Corp., 6.75%, 03/15/21 (Call 05/29/20)(a)(b)	100	78,484
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	350	359,635
Guitar Center Inc., 9.50%,10/15/21 (Call 03/15/21)(a)	125	85,955
L Brands Inc., 6.63%, 04/01/21	140	126,997
Lowe’s Companies Inc., 3.75%, 04/15/21 (Call 01/15/21)	100	101,754
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	175	164,209
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	25	25,500

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	$175	$177,208

		1,235,368

Semiconductors — 0.8%
Broadcom Inc., 3.13%, 04/15/21(a)	100	100,668
Microchip Technology Inc., 3.92%, 06/01/21	50	50,784

		151,452

Telecommunications — 9.3%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	100	101,231
3.88%, 08/15/21	50	51,585
4.60%, 02/15/21 (Call 11/15/20)	75	76,289
CenturyLink Inc., Series S, 6.45%, 06/15/21	275	281,080
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	63	54,763
Hughes Satellite Systems Corp., 7.63%, 06/15/21	325	337,399
Qwest Corp., 6.75%, 12/01/21	225	235,111
Sprint Communications Inc., 11.50%, 11/15/21(b)	125	139,757
Sprint Corp., 7.25%, 09/15/21	350	367,104
Telefonica Emisiones SA, 5.46%, 02/16/21	50	51,457
Verizon Communications Inc., 3.45%, 03/15/21	50	51,061

		1,746,837

Trucking & Leasing — 1.0%
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/20)	200	185,398

Total Corporate Bonds & Notes — 98.6% (Cost: $19,000,759)		18,454,945

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	780	$780,727
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	824	824,000

		1,604,727

Total Short-Term Investments — 8.6% (Cost: $1,603,637)		1,604,727

Total Investments in Securities — 107.2% (Cost: $20,604,396)		20,059,672

Other Assets, Less Liabilities — (7.2)%		(1,350,054)

Net Assets — 100.0%		$18,709,618

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,021	(241)	780	$780,727	$7,980	(b)	$(520)	$1,090
BlackRock Cash Funds: Treasury, SL Agency Shares	969	(145)	824	824,000	2,017		—	—

				$1,604,727	$9,997		$(520)	$1,090

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,454,945	$—	$18,454,945
Money Market Funds	1,604,727	—	—	1,604,727

	$1,604,727	$18,454,945	$—	$20,059,672

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.7%
Bombardier Inc.
5.75%, 03/15/22(a)	$100	$76,569
6.00%, 10/15/22 (Call 05/29/20)(a)	241	180,801
Triumph Group Inc., 5.25%, 06/01/22 (Call 06/01/20)	60	45,816

		303,186

Agriculture — 0.4%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	66	66,026

Airlines — 1.4%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	200	178,626
United Airlines Holdings Inc., 4.25%, 10/01/22	80	65,888

		244,514

Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC
3.35%, 11/01/22	200	181,832
3.55%, 10/07/22	175	163,201
5.60%, 01/07/22	200	194,478

		539,511

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 10/15/20)	100	83,892
ZF North America Capital Inc., 4.50%, 04/29/22(a)	150	152,115

		236,007

Banks — 1.3%
CIT Group Inc., 5.00%, 08/15/22	230	230,225

Beverages — 0.7%
Ajecorp BV, 6.50%, 05/14/22 (Call 05/14/20)(a)	150	130,309

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	83	86,684
Methanex Corp., 5.25%, 03/01/22	50	48,719
PQ Corp., 6.75%, 11/15/22 (Call 05/15/20)(a)	125	125,939

		261,342

Coal — 0.2%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/21)(a)	50	38,064

Commercial Services — 5.3%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(a)	63	48,404
ADT Security Corp. (The), 3.50%, 07/15/22	201	196,988
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/20)	125	118,987
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/20)(a)	100	57,906
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/21)	64	61,475
Hertz Corp. (The)
6.25%, 10/15/22(b)	—	—
7.63%, 06/01/22 (Call 06/01/20)(a)	70	26,629
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	461	453,449

		963,838

Computers — 1.3%
NCR Corp., 5.00%, 07/15/22 (Call 07/15/20)	120	119,647
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(a)	150	109,005

		228,652

Cosmetics & Personal Care — 1.5%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	80	75,338

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)	$100	$97,710
Edgewell Personal Care Co., 4.70%, 05/24/22	100	101,621

		274,669

Diversified Financial Services — 3.6%
Navient Corp.
6.50%, 06/15/22	201	194,729
7.25%, 01/25/22	150	147,183
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(a)	58	43,881
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(a)	60	58,201
Springleaf Finance Corp., 6.13%, 05/15/22	201	198,498

		642,492

Electric — 0.4%
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	80	77,766

Electronics — 0.3%
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	60	56,568

Engineering & Construction — 0.4%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	65	66,334

Entertainment — 2.5%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/20)	80	68,395
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	400	390,836

		459,231

Environmental Control — 0.1%
GFL Environmental Inc., 5.63%, 05/01/22 (Call 05/01/20)(a)	25	25,352

Food — 2.2%
Kraft Heinz Foods Co.
3.50%, 06/06/22	224	230,220
3.50%, 07/15/22 (Call 05/15/22)	89	91,309
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 05/29/20)	75	74,974

		396,503

Health Care – Products — 0.7%
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/20)(a)	78	70,200
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/29/20)(a)(c)	60	55,193

		125,393

Health Care – Services — 6.4%
Acadia Healthcare Co. Inc., 5.13%, 07/01/22 (Call 07/01/20)	60	57,674
Centene Corp., 4.75%, 05/15/22 (Call 05/15/20)	201	203,878
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	140	144,892
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(a)(c)(d)	260	218,070
Tenet Healthcare Corp., 8.13%, 04/01/22	520	524,249

		1,148,763

Holding Companies – Diversified — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22 (Call 02/01/21)	242	244,289

Home Builders — 4.2%
KB Home, 7.50%, 09/15/22	100	106,926
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	150	150,506
4.75%, 11/15/22 (Call 08/15/22)	150	153,118
Meritage Homes Corp., 7.00%, 04/01/22	100	102,793

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	$100	$86,462
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	100	102,863
Williams Scotsman International Inc., 7.88%, 12/15/22 (Call 12/15/20)(a)	54	54,838

		757,506

Housewares — 0.6%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(c)	100	100,714

Internet — 1.8%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	89	91,238
Netflix Inc., 5.50%, 02/15/22	150	156,023
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	80	81,443

		328,704

Lodging — 1.8%
MGM Resorts International, 7.75%, 03/15/22	201	204,455
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	130	124,996

		329,451

Media — 6.2%
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/20)	83	82,111
CSC Holdings LLC, 5.88%, 09/15/22	130	135,817
DISH DBS Corp., 5.88%, 07/15/22	401	403,213
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/20)(a)	201	202,118
Univision Communications Inc., 6.75%, 09/15/22 (Call 09/15/20)(a)(c)	72	72,783
Urban One Inc., 7.38%, 04/15/22 (Call 05/29/20)(a)	70	57,574
Videotron Ltd., 5.00%, 07/15/22	160	165,464

		1,119,080

Metal Fabricate & Hardware — 0.3%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(a)	66	50,891

Mining — 4.2%
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(a)	100	95,184
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)	150	150,343
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)(c)	183	184,623
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(a)	150	145,872
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(a)	60	39,001
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/20)(a)(c)	150	150,063

		765,086

Office & Business Equipment — 0.3%
Xerox Corp., 4.07%, 03/17/22	59	58,414

Oil & Gas — 10.9%
Aker BP ASA, 6.00%, 07/01/22 (Call 07/01/20)(a)	150	143,150
Antero Resources Corp., 5.13%, 12/01/22 (Call 06/01/20)	200	139,726
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 01/15/21)(c)	150	128,232
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	100	88,456
CNX Resources Corp., 5.88%, 04/15/22 (Call 05/29/20)	225	223,670
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 05/29/20)	225	210,998
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	200	188,700
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	52	41,607
4.45%, 12/01/22 (Call 09/01/22)	100	79,845
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	65,893

Security	Par (000)	Value

Oil & Gas (continued)
2.70%, 08/15/22	$375	$326,029
3.13%, 02/15/22 (Call 11/15/21)	150	136,440
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	150	138,941
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/20)(a)	70	67,241

		1,978,928

Packaging & Containers — 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.25%, 09/15/22 (Call 03/15/21)(a)	200	201,220
Ball Corp., 5.00%, 03/15/22(c)	150	155,471
Berry Global Inc., 5.50%, 05/15/22 (Call 05/15/20)(c)	100	100,003
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	50	50,502
Owens-Brockway Glass Container Inc., 5.00%, 01/15/22(a)	100	101,095
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)	85	87,887

		696,178

Pharmaceuticals — 1.4%
Bausch Health Companies Inc., 6.50%, 03/15/22 (Call 03/15/21)(a)	251	256,331

Pipelines — 3.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	200	165,596
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	50	45,623
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	50	46,063
Ruby Pipeline LLC, 6.50%, 04/01/22(a)	170	158,523
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	150	146,221

		562,026

Real Estate Investment Trusts — 2.2%
CoreCivic Inc., 5.00%, 10/15/22 (Call 07/15/22)	50	48,416
iStar Inc., 5.25%, 09/15/22 (Call 09/15/20)	80	72,846
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	100	82,989
Mack-Cali Realty LP, 4.50%, 04/18/22 (Call 01/18/22)	60	50,791
SBA Communications Corp., 4.00%, 10/01/22 (Call 10/01/20)	150	150,913

		405,955

Retail — 2.9%
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/20)	110	105,855
L Brands Inc., 5.63%, 02/15/22	173	152,206
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)	75	63,143
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/20)	110	106,418
QVC Inc., 5.13%, 07/02/22	100	98,038

		525,660

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	63	68,759

Software — 2.8%
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)(c)	327	327,317
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/20)(c)(e)	200	184,336

		511,653

Telecommunications — 10.5%
CenturyLink Inc., Series T, 5.80%, 03/15/22	281	288,084
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)	95	86,133
Intelsat Jackson Holdings SA, 9.50%, 09/30/22(a)	98	108,803
Level 3 Financing Inc., 5.38%, 08/15/22 (Call 05/29/20)	168	168,081
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(a)	200	199,860
Nokia OYJ, 3.38%, 06/12/22	100	100,930
Sprint Communications Inc., 6.00%, 11/15/22	457	482,875

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	$201	$208,254
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)(c)	100	102,279
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(a)(c)	70	65,304
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(a)(d)	79	79,609

		1,890,212

Transportation — 1.6%
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	50	48,257
XPO Logistics Inc., 6.50%, 06/15/22 (Call 06/15/20)(a)	241	241,959

		290,216

Trucking & Leasing — 0.7%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(a)	140	126,389

Total Corporate Bonds & Notes — 97.3% (Cost: $17,812,226)		17,581,187

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	1,081	1,081,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	261	261,000

		1,342,947

Total Short-Term Investments — 7.4% (Cost: $1,341,889)		1,342,947

Total Investments in Securities — 104.7% (Cost: $19,154,115)		18,924,134

Other Assets, Less Liabilities — (4.7)%		(847,858)

Net Assets — 100.0%		$18,076,276

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rounds to less than 1.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	649	432	1,081	$1,081,947	$2,668	(b)	$(329)	$1,057
BlackRock Cash Funds: Treasury, SL Agency Shares	326	(65)	261	261,000	1,563		—	—

				$1,342,947	$4,231		$(329)	$1,057

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$17,581,187	$—	$17,581,187
Money Market Funds	1,342,947	—	—	1,342,947

	$1,342,947	$17,581,187	$—	$18,924,134

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/29/20)(a)	$75	$74,985

Aerospace & Defense — 1.1%
Bombardier Inc., 6.13%, 01/15/23(b)	175	124,920
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	50	43,222

		168,142

Agriculture — 0.6%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 05/28/20)(c)	100	100,489

Airlines — 0.3%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	50	42,419

Auto Manufacturers — 5.4%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 05/29/20)(b)	75	62,193
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	199,302
Ford Motor Co., 8.50%, 04/21/23	100	99,905
Ford Motor Credit Co. LLC 3.09%, 01/09/23	200	180,190
4.38%, 08/06/23	200	183,412
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 05/29/20)(b)	150	122,608

		847,610

Auto Parts & Equipment — 0.8%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 05/29/20)	125	117,261

Banks — 0.6%
CIT Group Inc., 5.00%, 08/01/23	100	97,840

Building Materials — 0.8%
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	50	49,397
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/14/20)	75	75,097

		124,494

Chemicals — 4.3%
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	100	104,286
CF Industries Inc., 3.45%, 06/01/23(a)	100	101,093
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/29/20)	125	118,576
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/14/20)(a)(b)	75	66,454
OCI NV, 6.63%, 04/15/23 (Call 05/29/20)(b)	200	201,664
PolyOne Corp., 5.25%, 03/15/23	75	78,007

		670,080

Commercial Services — 3.1%
ADT Security Corp. (The), 4.13%, 06/15/23(a)	100	98,621
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/29/20)(b)	75	36,924
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/20)(b)	100	88,755
APX Group Inc., 7.63%, 09/01/23 (Call 05/29/20)(a)	50	39,796
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/29/20)(b)	150	153,118
RR Donnelley & Sons Co., 6.50%, 11/15/23	25	22,622
WEX Inc., 4.75%, 02/01/23 (Call 05/29/20)(b)	50	48,299

		488,135

Computers — 1.6%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	150	149,128
NCR Corp., 6.38%, 12/15/23 (Call 05/29/20)	100	101,679

		250,807

Cosmetics & Personal Care — 0.3%
Avon Products Inc., 7.00%, 03/15/23	50	47,498

Security	Par (000)	Value

Distribution & Wholesale — 0.3%
Anixter Inc., 5.50%, 03/01/23	$50	$51,319

Diversified Financial Services — 3.4%
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(b)	125	120,015
Navient Corp. 5.50%, 01/25/23	125	116,799
7.25%, 09/25/23	75	71,908
Springleaf Finance Corp. 5.63%, 03/15/23	175	165,091
8.25%, 10/01/23	25	24,388
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/29/20)(a)(b)	50	37,619

		535,820

Electric — 1.6%
AES Corp. (The) 4.50%, 03/15/23 (Call 05/29/20)	75	75,312
4.88%, 05/15/23 (Call 05/29/20)	100	100,842
Vistra Energy Corp., 5.88%, 06/01/23 (Call 05/29/20)	75	75,643

		251,797

Electrical Components & Equipment — 0.3%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	50	49,420

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(b)	50	50,735

Energy – Alternate Sources — 0.5%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	75	76,832

Engineering & Construction — 0.3%
MasTec Inc., 4.88%, 03/15/23 (Call 05/29/20)	50	49,241

Entertainment — 1.1%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 05/29/20)(a)	100	83,940
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 05/29/20)(b)	25	15,137
Eldorado Resorts Inc., 7.00%, 08/01/23 (Call 05/29/20)(a)	50	48,242
WMG Acquisition Corp., 5.00%, 08/01/23 (Call 05/29/20)(b)	25	25,306

		172,625

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(b)	90	89,085
Ingles Markets Inc., 5.75%, 06/15/23 (Call 05/29/20)	64	64,587
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	125	129,709

		283,381

Forest Products & Paper — 0.4%
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 05/29/20)	25	24,477
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/29/20)(a)	50	41,085

		65,562

Gas — 0.2%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/29/20)(b)	50	38,619

Hand & Machine Tools — 0.2%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 05/29/20)(a)(b)	50	31,489

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 7.2%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 05/29/20)	$75	$71,785
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/29/20)(b)	50	46,422
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 05/29/20)	425	399,415
Encompass Health Corp., 5.13%, 03/15/23 (Call 05/29/20)	50	49,700
HCA Inc., 5.88%, 05/01/23	175	187,516
MEDNAX Inc., 5.25%, 12/01/23 (Call 05/29/20)(b)	100	94,482
Tenet Healthcare Corp., 6.75%, 06/15/23	275	274,587

		1,123,907

Holding Companies – Diversified — 0.2%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	50	32,540

Home Builders — 2.1%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	50	52,628
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	51,558
Taylor Morrison Communities Inc., 6.00%, 09/01/23 (Call 09/01/20)(b)	50	48,401
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	50	48,274
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	50	50,109
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(b)	75	75,598

		326,568

Home Furnishings — 0.3%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 05/29/20)	50	49,289

Household Products & Wares — 1.0%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 05/29/20)	50	50,640
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/29/20)(b)	125	108,539

		159,179

Housewares — 1.1%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	175	178,206

Insurance — 1.8%
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(b)	200	184,000
Genworth Holdings Inc., 4.90%, 08/15/23	50	42,914
MGIC Investment Corp., 5.75%, 08/15/23	50	49,925

		276,839

Internet — 1.1%
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(b)	75	75,193
VeriSign Inc., 4.63%, 05/01/23 (Call 05/29/20)	100	100,574

		175,767

Iron &Steel — 1.1%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	75	68,722
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	50	48,416
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	50	50,257

		167,395

Leisure Time — 1.6%
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 05/29/20)(b)	50	40,467
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 05/29/20)(b)	75	69,820
5.38%, 04/15/23 (Call 05/29/20)(b)	100	93,134
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 05/29/20)	50	46,946

		250,367

Security	Par (000)	Value

Lodging — 2.2%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 05/29/20)(b)	$75	$60,370
MGM Resorts International, 6.00%, 03/15/23	175	169,741
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	50	43,693
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	75	69,931

		343,735

Machinery — 0.4%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 05/29/20)(b)	25	25,017
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 05/29/20)(b)	50	41,186

		66,203

Manufacturing — 0.3%
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/29/20)(a)(b)	50	46,606

Media — 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 05/14/20)(b)	125	126,621
5.13%, 05/01/23 (Call 05/01/20)(b)	150	151,922
CSC Holdings LLC, 5.38%, 07/15/23 (Call 05/11/20)(b)	200	202,270
DISH DBS Corp., 5.00%, 03/15/23	250	238,342
Quebecor Media Inc., 5.75%, 01/15/23	125	131,701
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 05/29/20)(b)	50	49,502
Sirius XM Radio Inc., 4.63%, 05/15/23 (Call 05/29/20)(b)	75	75,434
Townsquare Media Inc., 6.50%, 04/01/23 (Call 05/29/20)(b)	25	22,098
Univision Communications Inc., 5.13%, 05/15/23 (Call 05/29/20)(b)	175	167,849

		1,165,739

Metal Fabricate & Hardware — 0.8%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 05/29/20)(b)	125	123,528

Mining — 2.9%
Aleris International Inc., 10.75%, 07/15/23 (Call 05/08/20)(b)	50	51,675
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(b)	75	75,679
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	275	275,492
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 05/29/20)(b)	50	46,074

		448,920

Office & Business Equipment — 1.2%
Pitney Bowes Inc., 5.70%, 04/01/23 (Call 03/01/23)	38	30,993
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	150	149,145

		180,138

Oil &Gas — 5.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 05/29/20)(a)	50	39,837
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	50	41,667
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	200	177,168
Montage Resources Corp., 8.88%, 07/15/23 (Call 05/29/20)	50	40,480
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	150	128,778
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(a)	100	89,349
Seven Generations Energy Ltd. 6.75%, 05/01/23 (Call 05/29/20)(b)	50	45,389
6.88%, 06/30/23 (Call 05/29/20)(b)	50	45,181
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 05/29/20)	175	171,300
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	85	65,091

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	$50	$47,712

		891,952

Oil & Gas Services — 0.6%
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/29/20)(b)	100	94,825

Packaging & Containers — 4.9%
Ball Corp., 4.00%, 11/15/23	125	129,252
Berry Global Inc., 5.13%, 07/15/23 (Call 05/29/20)	100	100,581
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	125	128,083
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	25	24,274
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	100	101,905
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 05/29/20)(b)	225	226,037
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(b)	50	52,139

		762,271

Pharmaceuticals — 2.1%
Bausch Health Companies Inc., 5.50%, 03/01/23 (Call 05/29/20)(b)	66	66,069
Elanco Animal Health Inc., 5.02%, 08/28/23 (Call 07/28/23)	100	107,119
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 06/01/20)(b)	200	149,960

		323,148

Pipelines — 4.1%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	75	70,088
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	75	61,616
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	150	141,759
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 05/15/23 (Call 05/29/20)	50	44,195
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 05/29/20)	50	42,263
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/29/20)	75	56,790
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(b)	70	53,967
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/29/20)	100	90,886
5.25%, 05/01/23 (Call 05/29/20)	75	71,242

		632,806

Real Estate — 0.8%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	75	69,205
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	75	57,027

		126,232

Real Estate Investment Trusts — 2.3%
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(a)	50	47,714
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 05/29/20)	50	41,773
Iron Mountain Inc., 6.00%, 08/15/23 (Call 05/11/20)(a)	100	101,184
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	25	20,760
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 05/29/20)	50	46,674
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 05/29/20)(b)	100	93,594

		351,699

Retail — 6.1%
Brinker International Inc., 3.88%, 05/15/23(a)	45	33,783
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	75	73,436

Security	Par/ Shares (000)	Value

Retail (continued)
Gap Inc. (The), 8.38%, 05/15/23(b)	$75	$78,166
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	50	45,507
L Brands Inc., 5.63%, 10/15/23	75	61,003
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	100	71,902
PetSmart Inc., 7.13%, 03/15/23 (Call 05/29/20)(b)	250	239,330
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/29/20)(a)(b)	40	31,092
QVC Inc., 4.38%, 03/15/23	100	96,328
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 05/29/20)(a)(b)	41	41,385
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/29/20)(b)	150	137,028
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	50	50,679

		959,639

Software — 0.5%
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/29/20)(b)	50	30,280
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 05/29/20)(a)(b)	50	50,415

		80,695

Telecommunications — 6.7%
CenturyLink Inc., Series W, 6.75%, 12/01/23	150	157,968
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/29/20)	100	100,054
5.63%, 02/01/23 (Call 05/29/20)	75	75,095
Plantronics Inc., 5.50%, 05/31/23 (Call 05/29/20)(b)	75	60,177
Sprint Corp., 7.88%, 09/15/23	425	477,428
T-Mobile USA Inc., 6.00%, 03/01/23 (Call 05/11/20)(a)	175	176,852

		1,047,574

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	25	23,013

Transportation — 1.7%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 05/29/20)(a)(b)	50	41,801
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)	100	89,750
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 05/29/20)(b)	56	54,216
XPO Logistics Inc., 6.13%, 09/01/23 (Call 05/29/20)(b)	75	75,913

		261,680

Total Corporate Bonds & Notes — 98.3% (Cost: $15,901,561)		15,357,060

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	1,389	1,390,685
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	78	78,000

		1,468,685

Total Short-Term Investments — 9.4% (Cost: $1,467,151)		1,468,685

Total Investments in Securities — 107.7% (Cost: $17,368,712)		16,825,745

Other Assets, Less Liabilities — (7.7)%		(1,208,614)

Net Assets — 100.0%		$15,617,131

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2023 Term High Yield and Income ETF

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain(Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,027	(638)	1,389	$1,390,685	$7,405	(b)	$(381)	$1,518
BlackRock Cash Funds: Treasury, SL Agency Shares	299	(221)	78	78,000	1,627		—	—

				$1,468,685	$9,032		$(381)	$1,518

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,357,060	$—	$15,357,060
Money Market Funds	1,468,685	—	—	1,468,685

	$1,468,685	$15,357,060	$—	$16,825,745

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/29/20)(a)	$80	$61,962
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 05/29/20)	50	50,216

		112,178

Aerospace & Defense — 1.5%
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/20)(a)	90	60,328
TransDigm Inc., 6.50%, 07/15/24 (Call 05/29/20)	110	101,711
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(a)	45	36,391

		198,430

Airlines — 0.6%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	75	59,142
United Airlines Holdings Inc., 5.00%, 02/01/24	25	19,140

		78,282

Apparel — 0.6%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	80	80,062

Auto Manufacturers — 3.8%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 05/11/20)(a)	100	96,000
Ford Motor Credit Co. LLC 4.06%, 11/01/24 (Call 10/01/24)(b)	200	175,228
5.58%, 03/18/24 (Call 02/18/24)(b)	250	237,105

		508,333

Auto Parts & Equipment — 0.8%
Dana Inc., 5.50%, 12/15/24 (Call 05/29/20)	50	47,069
Meritor Inc., 6.25%, 02/15/24 (Call 05/29/20)	40	39,323
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	30	24,891

		111,283

Banks — 2.2%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	50	48,253
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/15/20)(a)	50	40,960
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	201,766

		290,979

Biotechnology — 0.2%
Concordia International Corp., 8.00%, 09/06/24 (Call 09/06/20)	25	22,500

Building Materials — 1.7%
BMC East LLC, 5.50%, 10/01/24 (Call 05/14/20)(a)	25	23,942
Boise Cascade Co., 5.63%, 09/01/24 (Call 05/29/20)(a)	25	24,939
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 05/29/20)	25	24,473
Standard Industries Inc./NJ, 5.38%, 11/15/24 (Call 05/29/20)(a)	100	101,170
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 05/29/20)(b)	55	51,908

		226,432

Chemicals — 1.2%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	50	40,461
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	25	22,431
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	85	69,567
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)	25	25,076

		157,535

Coal — 0.2%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	25	23,401

Commercial Services — 3.2%
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 06/11/20)(a)	30	30,083
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	45	43,067
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 05/29/20)(a)	140	124,834

Security	Par (000)	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	$65	$63,806
RR Donnelley & Sons Co., 6.00%, 04/01/24	25	22,964
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 05/29/20)	75	76,480
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/11/20)(a)	65	65,871

		427,105

Computers — 1.5%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 05/14/20)(a)	145	150,820
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 05/29/20)(b)	35	23,184
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	20	19,554

		193,558

Distribution & Wholesale — 0.7%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(c)	25	24,449
Performance Food Group Inc., 5.50%, 06/01/24 (Call 05/11/20)(a)	30	29,282
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	60	42,226

		95,957

Diversified Financial Services — 3.0%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	25	21,414
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(a)	25	21,887
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	40	37,792
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	50	44,703
Navient Corp.
5.88%, 10/25/24	50	46,142
6.13%, 03/25/24	100	92,511
Springleaf Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	145	135,842

		400,291

Electric — 1.3%
Calpine Corp., 5.50%, 02/01/24 (Call 05/29/20)(b)	55	55,034
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	65	65,627
4.25%, 09/15/24 (Call 07/15/24)(a)	50	50,928

		171,589

Electrical Components & Equipment — 0.2%
WESCO Distribution Inc., 5.38%, 06/15/24 (Call 05/29/20)	30	27,718

Electronics — 0.6%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	50	48,064
Sensata Technologies BV, 5.63%, 11/01/24(a)	35	35,615

		83,679

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 05/29/20)(a)(b)	30	30,311

Engineering & Construction — 0.6%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	75	79,318

Entertainment — 2.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 05/29/20)	50	46,753
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	40	36,091
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 05/29/20)(a)	25	20,855
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 05/29/20)(a)	35	26,513

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 05/29/20)(a)	$45	$41,254
6.38%, 02/01/24 (Call 02/01/21)(a)	50	46,487
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/04/20)(a)	50	44,436
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/14/20)(a)	50	28,372
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 05/29/20)(a)	75	65,998

		356,759

Environmental Control — 1.0%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 05/29/20)(a)	35	36,247
Covanta Holding Corp., 5.88%, 03/01/24 (Call 05/29/20)	50	49,496
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	50	50,110

		135,853

Food — 3.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.63%, 06/15/24 (Call 05/29/20)	110	113,192
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 06/01/20)(a)	100	102,207
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	75	76,533
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)	50	46,881
7.75%, 01/15/24 (Call 01/15/21)(a)	20	21,003
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 05/29/20)(a)	50	51,238
U.S. Foods Inc., 5.88%, 06/15/24 (Call 05/29/20)(a)	50	47,671

		458,725

Forest Products & Paper — 0.2%
Mercer International Inc., 6.50%, 02/01/24 (Call 05/29/20)	20	19,364

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	60	61,169

Hand & Machine Tools — 0.4%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	50	50,783

Health Care – Products — 1.1%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	135	142,480

Health Care – Services — 5.2%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 05/29/20)	50	47,854
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(a)	120	117,608
DaVita Inc., 5.13%, 07/15/24 (Call 05/14/20)	175	177,545
Encompass Health Corp., 5.75%, 11/01/24 (Call 05/29/20)	64	64,829
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	35	34,097
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	150	148,254
4.63%, 09/01/24 (Call 09/01/21)(a)	110	108,181

		698,368

Holding Companies – Diversified — 2.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24 (Call 06/15/24)	125	118,510
6.75%, 02/01/24 (Call 05/29/20)	50	50,023
Stena International SA, 5.75%, 03/01/24(a)	100	88,431

Security	Par (000)	Value

Holding Companies – Diversified (continued)
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	$50	$39,909

		296,873

Home Builders — 2.3%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	30	29,576
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	50	51,088
5.88%, 11/15/24 (Call 05/15/24)(b)	50	53,070
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	25	25,351
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	50	47,032
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)	50	51,230
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	49,431

		306,778

Household Products & Wares — 1.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 05/29/20)(a)	50	49,662
Prestige Brands Inc., 6.38%, 03/01/24 (Call 05/29/20)(a)(b)	50	51,385
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 05/29/20)	50	49,640

		150,687

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	85	87,511
Genworth Holdings Inc., 4.80%, 02/15/24(b)	35	29,540
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	50	47,447

		164,498

Internet — 0.9%
EIG Investors Corp., 10.88%, 02/01/24 (Call 05/29/20)(b)	30	25,734
Match Group Inc., 6.38%, 06/01/24 (Call 05/29/20)	35	36,243
Netflix Inc., 5.75%, 03/01/24	50	54,415

		116,392

Iron & Steel — 0.5%
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	50	43,384
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)	30	24,116

		67,500

Leisure Time — 0.2%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	50	32,111

Lodging — 1.0%
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 05/20/20)	90	87,227
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	22,925
Wyndham Destinations Inc., 5.40%, 04/01/24 (Call 02/01/24)	25	22,058

		132,210

Machinery — 0.8%
Cloud Crane LLC, 10.13%, 08/01/24 (Call 05/29/20)(a)	50	47,134
SPX FLOW Inc., 5.63%, 08/15/24 (Call 05/29/20)(a)	25	25,194
Welbilt Inc., 9.50%, 02/15/24 (Call 05/29/20)	40	33,216

		105,544

Manufacturing — 0.5%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	50	36,428
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	35	32,209

		68,637

Media — 9.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 05/29/20)	90	87,396
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24 (Call 05/29/20)(a)	150	154,215
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/29/20)(a)	50	26,483

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)	$169	$140,535
CSC Holdings LLC, 5.25%, 06/01/24	65	68,069
DISH DBS Corp., 5.88%, 11/15/24	200	192,602
Entercom Media Corp., 7.25%, 11/01/24 (Call 05/29/20)(a)	50	31,502
GCI LLC, 6.63%, 06/15/24 (Call 06/15/21)(a)(b)	30	31,052
Gray Television Inc., 5.13%, 10/15/24 (Call 05/11/20)(a)	50	49,334
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/29/20)(a)	35	22,841
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 05/11/20)(a)(b)	75	73,403
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 05/14/20)(a)(b)	50	46,032
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	175	178,570
TEGNA Inc., 5.50%, 09/15/24 (Call 05/29/20)(a)	50	50,635
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	50	52,991

		1,205,660

Mining — 2.2%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 05/29/20)(a)	100	100,902
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a	25	24,526
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	25	26,680
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	70	71,091
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	75	75,175

		298,374

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	50	53,668
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	50	37,665
Xerox Corp., 3.80%, 05/15/24	25	24,371

		115,704

Oil & Gas — 2.9%
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	65	8,028
Murphy Oil Corp., 6.88%, 08/15/24 (Call 05/29/20)	25	17,849
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	275	206,261
6.95%, 07/01/24	50	42,933
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	84	63,738
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	60	53,912

		392,721

Oil & Gas Services — 0.4%
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	33	29,043
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	35	29,488

		58,531

Packaging & Containers — 2.2%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	25	25,255
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 05/29/20)(a)	135	124,609
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24 (Call 05/29/20)(a)	70	70,249
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	50	52,614
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	30	26,249

		298,976

Security	Par (000)	Value

Pharmaceuticals — 2.0%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 05/29/20)(a)	$230	$239,755
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	25	20,015

		259,770

Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 05/14/20)	50	38,970
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	25	23,067
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	45	40,581
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 05/29/20)	50	42,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (Call 05/29/20)	50	47,492

		192,532

Real Estate — 0.7%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/29/20)	100	95,587

Real Estate Investment Trusts — 4.9%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	25	20,742
GEO Group Inc. (The), 5.88%, 10/15/24 (Call 05/29/20)	25	19,935
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)(b)	45	44,774
Iron Mountain Inc., 5.75%, 08/15/24 (Call 05/11/20)	100	98,669
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	70	58,092
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	215	218,436
MPT Operating Partnership LP/MPT Finance Corp. 5.50%, 05/01/24 (Call 05/29/20)	50	50,436
6.38%, 03/01/24 (Call 05/29/20)	45	46,443
SBA Communications Corp., 4.88%, 09/01/24 (Call 05/29/20)	100	103,090

		660,617

Retail — 4.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/29/20)(a)	200	200,226
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	25	15,467
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	30	25,247
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)	25	24,666
Golden Nugget Inc., 6.75%, 10/15/24 (Call 05/29/20)(a)	100	78,821
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 05/29/20)(a)	95	97,994
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)	50	35,434
Penske Automotive Group Inc., 5.38%, 12/01/24 (Call 05/29/20)	50	46,591
QVC Inc., 4.85%, 04/01/24	50	47,604
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 05/29/20)	50	48,635
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	25	24,064

		644,749

Software — 4.2%
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)	20	18,801
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	50	52,007
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)(b)	25	23,271
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 05/29/20)(a)	60	63,143
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/29/20)(a)	110	108,672
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 05/29/20)(a)(b)	30	29,609
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/29/20)(a)	175	174,104

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Veritas U.S.Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 05/11/20)(a)	$100	$89,254

		558,861

Storage & Warehousing — 0.2%
Mobile Mini Inc., 5.88%, 07/01/24 (Call 05/29/20)	25	25,513

Telecommunications — 9.9%
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	125	135,587
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 05/29/20)(a)	50	50,515
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	100	100,001
5.50%, 06/15/24 (Call 05/11/20)(a)	75	67,380
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	85	69,652
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Call 05/29/20)(a)	170	173,334
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 05/29/20)	50	50,362
ORBCOMM Inc., 8.00%, 04/01/24 (Call 05/29/20)(a)	25	23,013
Sprint Corp., 7.13%, 06/15/24	225	252,414
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	207,632
T-Mobile USA Inc.
6.00%, 04/15/24 (Call 05/11/20)	100	102,052
6.50%, 01/15/24 (Call 05/11/20)	90	92,155

		1,324,097

Transportation — 0.7%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	90	92,804

Total Corporate Bonds & Notes — 96.5% (Cost: $13,471,421)		12,908,168

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.89%(d)(e)(f)	1,170	$1,170,987
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.18%(d)(e)	161	161,000

		1,331,987

Total Short-Term Investments — 10.0% (Cost: $1,330,761)		1,331,987

Total Investments in Securities — 106.5% (Cost: $14,802,182)		14,240,155

Other Assets, Less Liabilities — (6.5)%		(872,008)

Net Assets — 100.0%		$13,368,147

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,684	(514)	1,170	$1,170,987	$4,702	(b)	$(446)	$1,226
BlackRock Cash Funds: Treasury, SL Agency Shares	218	(57)	161	161,000	1,256		—	—

				$1,331,987	$5,958		$(446)	$1,226

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,908,168	$—	$12,908,168
Money Market Funds	1,331,987	—	—	1,331,987

	$1,331,987	$12,908,168	$—	$14,240,155

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Bombardier Inc., 7.50%, 03/15/25 (Call 05/29/20)(a)	$75	$48,340
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	32	31,507
TransDigm Inc.
6.50%, 05/15/25 (Call 05/29/20)	40	36,561
8.00%, 12/15/25 (Call 04/08/22)(a)	35	36,417
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	25	16,213

		169,038

Agriculture — 0.5%
Vector Group Ltd., 6.13%, 02/01/25 (Call 05/29/20)(a)	45	43,650

Airlines — 0.2%
United Airlines Holdings Inc., 4.88%, 01/15/25	20	14,535

Apparel — 0.7%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	15	15,000
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/29/20)(b)	25	25,006
5.00%, 05/01/25 (Call 05/29/20)(a)	25	25,223

		65,229

Auto Manufacturers — 4.4%
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	145	141,163
Ford Motor Credit Co. LLC, 4.13%, 08/04/25	100	85,562
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	55	47,126
9.50%, 05/01/25 (Call 05/01/22)(a)	15	15,739
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	90	88,192
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)	20	16,401

		394,183

Auto Parts & Equipment — 1.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	14	14,599
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 05/29/20)	35	26,675
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/20)(a)	20	18,087
Delphi Technologies PLC, 5.00%, 10/01/25(a)	40	37,393

		96,754

Banks — 1.8%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	25	24,904
Deutsche Bank AG, 4.50%, 04/01/25	100	94,539
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)(b)	35	29,729
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)(b)	15	12,633

		161,805

Beverages — 0.4%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 05/11/20)(a)	40	40,212

Building Materials — 1.6%
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)	50	49,375
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	20	17,998
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	20,223
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(a)	55	56,744

		144,340

Chemicals — 3.0%
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/29/20)(b)	40	37,614
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(a)(b)	50	38,752
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)	40	39,718

Security	Par (000)	Value

Chemicals (continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)	$20	$19,226
PolyOne Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	10	10,123
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)	15	14,873
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/29/20)(a)	30	26,006
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	25	21,352
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	25	22,824
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	5	5,030
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	20	20,196
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	20	13,920

		269,634

Coal — 0.4%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	15	12,615
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	35	27,353

		39,968

Commercial Services — 2.8%
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/29/20)(a)	15	14,244
Gartner Inc., 5.13%, 04/01/25 (Call 05/11/20)(a)	40	41,242
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/29/20)(a)	40	40,857
Nielsen Co Luxembourg Sarl/The, 5.00%, 02/01/25 (Call 05/29/20)(a)(b)	25	24,170
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/29/20)(a)	25	25,250
TMS International Holding Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	15	11,225
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	40	39,274
5.50%, 07/15/25 (Call 07/15/20)	40	40,497
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	15	14,902

		251,661

Computers — 1.3%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/11/20)(a)	20	19,928
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	15	12,302
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	20	21,206
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	15	15,000
6.75%, 06/01/25 (Call 06/01/20)(a)	50	48,453

		116,889

Distribution & Wholesale — 1.5%
Anixter Inc., 6.00%, 12/01/25 (Call 09/01/25)	15	15,181
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)	25	24,245
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	50	47,620
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	50	42,837
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)	5	5,096

		134,979

Diversified Financial Services — 3.6%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	45	46,103
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	35	28,223
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	20	17,950
LPL Holdings Inc., 5.75%, 09/15/25 (Call 05/11/20)(a)	45	44,457
Navient Corp., 6.75%, 06/25/25(b)	25	23,156
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)(a)	35	33,497
8.00%, 07/15/25 (Call 07/15/20)(a)	15	14,289

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/29/20)(a)	$60	$58,859
Springleaf Finance Corp., 6.88%, 03/15/25	60	56,727

		323,261

Electric — 1.8%
AES Corp. (The), 5.50%, 04/15/25 (Call 05/29/20)	30	30,752
Calpine Corp., 5.75%, 01/15/25 (Call 05/29/20)	60	60,127
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	30	31,070
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	16	16,162
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/20)	30	20,705

		158,816

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	30	30,549

Electronics — 0.6%
Sensata Technologies BV, 5.00%, 10/01/25(a)	35	34,921
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)	20	19,103

		54,024

Engineering & Construction — 0.8%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	50	37,622
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/14/20)(a)(b)	25	19,674
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)	15	13,608

		70,904

Entertainment — 4.2%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	20	17,643
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	25	25,026
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	75	58,977
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	50	50,000
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	15	15,229
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 05/29/20)	45	44,167
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	50	49,055
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	60	52,365
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	30	31,265
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	5	5,149
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	30	30,706

		379,582

Environmental Control — 0.3%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	20	19,348
GFL Environmental Inc., 4.25%, 06/01/25 (Call 06/01/22)(a)	10	10,067

		29,415

Food — 4.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 05/29/20)	60	61,721
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/29/20)	45	45,583
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/29/20)(a)	25	24,966
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 05/29/20)(a)(b)	15	13,755
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	15	14,096
JBS USALUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)	55	55,918
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	50	52,555
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 05/29/20)(a)	50	50,503

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	$40	$40,951

		360,048

Food Service — 0.6%
Aramark Services Inc. 5.00%, 04/01/25 (Call 05/29/20)(a)(b)	30	29,125
6.38%, 05/01/25 (Call 05/01/22)(a)	20	20,799

		49,924

Forest Products & Paper — 0.7%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	15	14,156
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	30	29,070
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	15	17,834

		61,060

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	35	35,524

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	15	12,852

Health Care - Products — 1.3%
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(a)	50	54,286
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 05/29/20)(a)	15	15,370
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	50	50,525

		120,181

Health Care - Services — 7.5%
Centene Corp.
4.75%, 01/15/25 (Call 05/29/20)	60	61,904
4.75%, 01/15/25 (Call 05/29/20)(a)	50	51,513
5.25%, 04/01/25 (Call 05/14/20)(a)	55	57,000
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	72	66,660
DaVita Inc., 5.00%, 05/01/25 (Call 05/14/20)	75	76,102
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	20	20,068
HCA Inc.
5.38%, 02/01/25	110	118,280
7.69%, 06/15/25	15	16,824
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(a)	30	30,898
Molina Healthcare Inc., 4.88%, 06/15/25 (Call 06/15/20)(a)	20	20,173
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/20)(a)	20	17,334
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 05/29/20)	60	56,355
7.00%, 08/01/25 (Call 08/01/20)(b)	25	23,403
7.50%, 04/01/25 (Call 04/01/22)(a)	25	26,874
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)	40	37,488

		680,876

Holding Companies - Diversified — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	40	39,685

Home Builders — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/20)(a)	15	12,510
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 05/29/20)(a)	20	19,968
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/20)	20	18,487
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	25	25,682
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/20)	15	13,808
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	20	20,576

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 05/29/20)(a)	$14	$13,271
Taylor Morrison Communities Inc., 5.88%, 01/31/25 (Call 05/11/20)(a)	25	23,630
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)	20	20,404

		168,336

Household Products & Wares — 0.5%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	50	49,849

Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	15	12,320

Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(a)	45	40,376
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	25	23,319
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	30	31,670
USI Inc./NY, 6.88%, 05/01/25 (Call 05/29/20)(a)(b)	30	29,868

		125,233

Internet — 1.5%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	10	10,141
5.88%, 02/15/25	40	43,941
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/11/20)(a)	55	55,284
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	25	27,390

		136,756

Iron & Steel — 1.2%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	30	28,122
Cleveland-Cliffs Inc., 9.88%, 10/17/25 (Call 10/17/22)(a)	54	53,189
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	40	27,404

		108,715

Leisure Time — 0.5%
Sabre GLBL Inc., 9.25%, 04/15/25 (Call 03/16/25)(a)	30	31,678
Viking Cruises Ltd., 6.25%, 05/15/25 (Call 06/01/20)(a)	15	9,976

		41,654

Lodging — 3.2%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	10	9,992
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 05/14/20)	50	49,039
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/20)(c)	50	48,532
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	25	24,001
6.75%, 05/01/25 (Call 05/01/22)	35	34,160
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)	30	25,001
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/29/20)(a)	15	12,770
Wyndham Destinations Inc., 6.35%, 10/01/25 (Call 07/01/25)	20	17,778
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	75	66,570

		287,843

Machinery — 0.8%
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	25	22,256
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	25	24,459
Terex Corp., 5.63%, 02/01/25 (Call 05/19/20)(a)	30	27,274

		73,989

Security	Par (000)	Value

Manufacturing — 0.2%
Koppers Inc., 6.00%, 02/15/25 (Call 05/29/20)(a)	$25	$20,447

Media — 3.6%
Altice Finco SA, 7.63%, 02/15/25 (Call 05/29/20)(a)	50	50,434
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	40	36,916
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/25 (Call 05/29/20)(a)	40	41,074
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/29/20)(a)	20	17,104
GCI LLC, 6.88%, 04/15/25 (Call 05/29/20)	25	25,863
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)(b)	15	13,120
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 05/11/20)(a)	20	19,912
Sirius XM Radio Inc., 5.38%, 04/15/25 (Call 05/29/20)(a)	50	51,545
Univision Communications Inc., 5.13%, 02/15/25 (Call 05/11/20)(a)(b)	75	66,392

		322,360

Mining — 1.5%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	10	10,077
Constellium SE, 6.63%, 03/01/25 (Call 05/29/20)(a)	50	48,661
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 05/29/20)(a)(b)	30	27,356
IAMGOLD Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)	20	20,121
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	15	15,266
New Gold Inc., 6.38%, 05/15/25 (Call 05/29/20)(a)	15	14,444

		135,925

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	25	25,102
5.00%, 09/01/25 (Call 05/29/20)	35	35,945

		61,047

Oil & Gas — 3.8%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	50	46,631
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	30	23,234
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/29/20)(a)	25	20,816
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	30	24,574
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	50	47,939
MEG Energy Corp., 6.50%, 01/15/25 (Call 05/29/20)(a)	27	22,097
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	15	10,559
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	25	22,047
5.38%, 01/15/25 (Call 05/29/20)(a)	35	31,625
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	35	26,542
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	45	39,901
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	25	20,302
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/29/20)(a)	15	10,011

		346,278

Oil & Gas Services — 0.2%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	20	14,000

Packaging & Containers — 4.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 6.00%, 02/15/25 (Call 05/11/20)(a)	100	100,186
Ball Corp., 5.25%, 07/01/25	50	55,278
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 05/29/20)(a)	30	29,112
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	15	13,640

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 05/29/20)(a)(b)	$65	$50,789
Owens-Brockway Glass Container Inc. 5.38%, 01/15/25(a)(b)	15	14,951
6.38%, 08/15/25(a)(b)	15	15,299
Pactiv LLC, 7.95%, 12/15/25	15	15,650
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	25	22,555
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	20	21,229
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 05/29/20)	15	15,226
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	15	11,996
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)	15	14,684

		380,595

Pharmaceuticals — 3.4%
Bausch Health Companies Inc. 5.50%, 11/01/25 (Call 11/01/20)(a)(b)	70	72,723
6.13%, 04/15/25 (Call 05/29/20)(a)	130	131,621
9.00%, 12/15/25 (Call 12/15/21)(a)	60	65,483
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 02/01/25 (Call 06/01/20)(a)	50	35,781

		305,608

Pipelines — 2.5%
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	25	23,117
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	75	71,660
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	40	32,280
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/20)	30	25,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 05/29/20)	25	22,461
Western Midstream Operating LP 3.10%, 02/01/25 (Call 01/01/25)	40	36,473
3.95%, 06/01/25 (Call 03/01/25)	20	17,771

		229,111

Real Estate — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	30	29,002
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	30	27,267
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 05/29/20)(a)	50	48,435

		104,704

Real Estate Investment Trusts — 3.6%
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)	15	14,978
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/29/20)(a)	65	61,086
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)	25	23,754
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	20	19,993
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	30	24,313
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	20	14,549
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	25	21,409
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	110	105,692
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	40	37,894

		323,668

Retail — 6.5%
1011778 BC ULC/New Red Finance Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)	135	135,525
5.75%, 04/15/25 (Call 04/15/22)(a)	15	15,807

Security	Par/ Shares (000)	Value

Retail (continued)
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	$55	$48,527
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	15	15,258
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	100	90,385
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25 (Call 04/15/22)(a)	25	26,460
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	30	30,975
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)	63	63,445
8.88%, 06/01/25 (Call 06/01/20)(a)	35	34,244
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	20	18,323
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	30	29,538
Sally Holdings LLC/Sally Capital Inc. 5.63%, 12/01/25 (Call 12/01/20)	35	28,893
8.75%, 04/30/25 (Call 04/30/22)(a)	5	5,074
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 05/29/20)	15	14,700
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	30	32,755

		589,909

Software — 1.9%
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/20)(a)	35	34,690
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/20)(a)	65	64,285
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	35	35,501
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	15	15,688
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	25	24,645

		174,809

Telecommunications — 4.0%
CenturyLink Inc., 5.63%, 04/01/25 (Call 01/01/25)	25	25,143
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/20)(a)	20	20,223
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)	65	57,887
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	55	38,407
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/29/20)	40	40,600
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	20	20,128
Qwest Corp., 7.25%, 09/15/25	15	15,751
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)(b)	75	86,253
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 05/11/20)	25	25,588
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)(b)	35	33,197

		363,177

Transportation — 0.3%
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	24	24,305

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	25	20,528

Total Corporate Bonds & Notes — 97.1% (Cost: $9,290,256)		8,770,744

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.89%(d)(e)(f)	954	955,039

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.18%(d)(e)	14	$14,000

		969,039

Total Short-Term Investments — 10.7% (Cost: $967,490)		969,039

Total Investments in Securities — 107.8% (Cost: $10,257,746)		9,739,783

Other Assets, Less Liabilities — (7.8)%		(705,732)

Net Assets — 100.0%		$9,034,051

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,003	(1,049)	954	$955,039	$6,994	(b)	$(1,025)	$1,548
BlackRock Cash Funds: Treasury, SL Agency Shares	188	(174)	14	14,000	586		—	—

				$969,039	$7,580		$(1,025)	$1,548

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,770,744	$—	$8,770,744
Money Market Funds	969,039	—	—	969,039

	$969,039	$8,770,744	$—	$9,739,783

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$18,454,945	$17,581,187	$15,357,060	$12,908,168
Affiliated(c)	1,604,727	1,342,947	1,468,685	1,331,987
Cash	6,012	876	8,820	2,402
Receivables:
Investments sold	61,483	520,066	476,702	506,352
Securities lending income — Affiliated	1,375	773	1,205	870
Capital shares sold	—	67,297	—	19,387
Dividends	190	99	28	33
Interest	260,001	280,988	234,516	250,178

Total assets	20,388,733	19,794,233	17,547,016	15,019,377

LIABILITIES
Collateral on securities loaned, at value	780,210	1,081,313	1,389,705	1,170,328
Payables:
Investments purchased	893,581	631,531	535,757	477,100
Investment advisory fees	5,324	5,113	4,423	3,802

Total liabilities	1,679,115	1,717,957	1,929,885	1,651,230

NET ASSETS	$18,709,618	$18,076,276	$15,617,131	$13,368,147

NET ASSETS CONSIST OF:
Paid-in capital	$19,920,461	$19,079,585	$17,017,113	$14,786,312
Accumulated loss	(1,210,843)	(1,003,309)	(1,399,982)	(1,418,165)

NET ASSETS	$18,709,618	$18,076,276	$15,617,131	$13,368,147

Shares outstanding	800,000	800,000	700,000	600,000

Net asset value	$23.39	$22.60	$22.31	$22.28

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$742,609	$1,042,885	$1,335,016	$1,106,640
(b) Investments, at cost — Unaffiliated	$19,000,759	$17,812,226	$15,901,561	$13,471,421
(c) Investments, at cost — Affiliated	$1,603,637	$1,341,889	$1,467,151	$1,330,761

See notes to financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

iShares iBonds 2025 Term High Yield and Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,770,744
Affiliated(c)	969,039
Cash	5,905
Receivables:
Investments sold	634,905
Securities lending income — Affiliated	1,566
Dividends	52
Interest	124,256

Total assets	10,506,467

LIABILITIES
Collateral on securities loaned, at value	954,612
Payables:
Investments purchased	512,141
Investment advisory fees	5,663

Total liabilities	1,472,416

NET ASSETS	$9,034,051

NET ASSETS CONSIST OF:
Paid-in capital	$10,548,759
Accumulated loss	(1,514,708)

NET ASSETS	$9,034,051

Shares outstanding	400,000

Net asset value	$22.59

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$927,346
(b) Investments, at cost — Unaffiliated	$9,290,256
(c) Investments, at cost — Affiliated	$967,490

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares iBonds 2021 Term High Yield and Income ETF	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,017	$1,563	$1,627	$1,256
Interest — Unaffiliated	311,754	334,363	382,047	374,143
Securities lending income — Affiliated — net	7,980	2,668	7,405	4,702
Other income — Unaffiliated	—	375	750	244

Total investment income	321,751	338,969	391,829	380,345

EXPENSES
Investment advisory fees	25,442	20,681	22,860	22,156

Total expenses	25,442	20,681	22,860	22,156

Net investment income	296,309	318,288	368,969	358,189

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(682,428)	(687,693)	(774,510)	(816,651)
Investments — Affiliated	(520)	(329)	(381)	(446)

Net realized loss	(682,948)	(688,022)	(774,891)	(817,097)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(481,656)	(184,444)	(503,752)	(714,136)
Investments — Affiliated	1,090	1,057	1,518	1,226

Net change in unrealized appreciation (depreciation)	(480,566)	(183,387)	(502,234)	(712,910)

Net realized and unrealized loss	(1,163,514)	(871,409)	(1,277,125)	(1,530,007)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(867,205)	$(553,121)	$(908,156)	$(1,171,818)

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

iShares iBonds 2025 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$586
Interest — Unaffiliated	457,172
Securities lending income — Affiliated — net	6,994
Other income — Unaffiliated	500

Total investment income	465,252

EXPENSES
Investment advisory fees	26,143

Total expenses	26,143

Net investment income	439,109

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(799,179)
Investments — Affiliated	(1,025)
In-kind redemptions — Unaffiliated	(180,587)

Net realized loss	(980,791)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(623,471)
Investments — Affiliated	1,548

Net change in unrealized appreciation (depreciation)	(621,923)

Net realized and unrealized loss	(1,602,714)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,163,605)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

	iShares iBonds 2021 Term High Yield and Income ETF		iShares iBonds 2022 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited )	Period From 05/07/19 to 10/31/19 (a)	Six Months Ended 04/30/20 (unaudited )	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$296,309	$285,383	$318,288	$257,141
Net realized loss	(682,948)	(7,318)	(688,022)	(147,723)
Net change in unrealized appreciation (depreciation)	(480,566)	(77,057)	(183,387)	(56,151)

Net increase (decrease) in net assets resulting from operations	(867,205)	201,008	(553,121)	53,267

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(308,739)	(235,907)	(287,662)	(215,793)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,431,990	12,488,471	9,079,167	10,000,418

NET ASSETS
Total increase in net assets	6,256,046	12,453,572	8,238,384	9,837,892
Beginning of period	12,453,572	—	9,837,892	—

End of period	$18,709,618	$12,453,572	$18,076,276	$9,837,892

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares iBonds 2023 Term High Yield and Income ETF		iShares iBonds 2024 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited )	Period From 05/07/19 to 10/31/19 (a)	Six Months Ended 04/30/20 (unaudited )	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$368,969	$341,578	$358,189	$335,485
Net realized loss	(774,891)	(134,847)	(817,097)	(82,790)
Net change in unrealized appreciation (depreciation)	(502,234)	(46,333)	(712,910)	146,295

Net increase (decrease) in net assets resulting from operations	(908,156)	160,398	(1,171,818)	398,990

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(369,872)	(282,352)	(367,382)	(277,955)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,531,135	12,485,978	2,303,087	12,483,225

NET ASSETS
Total increase in net assets	3,253,107	12,364,024	763,887	12,604,260
Beginning of period	12,364,024	—	12,604,260	—

End of period	$15,617,131	$12,364,024	$13,368,147	$12,604,260

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets  (continued)

	iShares iBonds 2025 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited )	Period From 05/07/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$439,109	$351,185
Net realized loss	(980,791)	(74,407)
Net change in unrealized appreciation (depreciation)	(621,923)	100,196

Net increase (decrease) in net assets resulting from operations	(1,163,605)	376,974

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(437,190)	(290,887)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,930,639)	12,479,398

NET ASSETS
Total increase (decrease) in net assets	(3,531,434)	12,565,485
Beginning of period	12,565,485	—

End of period	$9,034,051	$12,565,485

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds 2021 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited)		Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.91		$25.00

Net investment income(b)	0.49		0.58
Net realized and unrealized loss(c)	(1.46)		(0.20)

Net increase (decrease) from investment operations	(0.97)		0.38

Distributions(d)
From net investment income	(0.55)		(0.47)

Total distributions	(0.55)		(0.47)

Net asset value, end of period	$23.39		$24.91

Total Return
Based on net asset value	(3.92	)%(e)	1.54	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35	%(f)

Net investment income	4.08	%(f)	4.76	%(f)

Supplemental Data
Net assets, end of period (000)	$18,710		$12,454

Portfolio turnover rate(g)	28	%(e)	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2022 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited)		Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.59		$25.00

Net investment income(b)	0.63		0.64
Net realized and unrealized loss(c)	(2.01)		(0.51)

Net increase (decrease) from investment operations	(1.38)		0.13

Distributions(d)
From net investment income	(0.61)		(0.54)

Total distributions	(0.61)		(0.54)

Net asset value, end of period	$22.60		$24.59

Total Return
Based on net asset value	(5.80	)%(e)	0.56	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35	%(f)

Net investment income	5.39	%(f)	5.34	%(f)

Supplemental Data
Net assets, end of period (000)	$18,076		$9,838

Portfolio turnover rate(g)	33	%(e)	14	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2023 Term High Yield and Income ETF
	Six Months Ended 04/30/20 (unaudited)		Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.73		$25.00

Net investment income(b)	0.67		0.69
Net realized and unrealized loss(c)	(2.40)		(0.40)

Net increase (decrease) from investment operations	(1.73)		0.29

Distributions(d)
From net investment income	(0.69)		(0.56)

Total distributions	(0.69)		(0.56)

Net asset value, end of period	$22.31		$24.73

Total Return
Based on net asset value	(7.15	)%(e)	1.19	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35	%(f)

Net investment income	5.65	%(f)	5.73	%(f)

Supplemental Data
Net assets, end of period (000)	$15,617		$12,364

Portfolio turnover rate(g)	24	%(e)	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF

	Six Months Ended 04/30/20 (unaudited	)	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$25.21		$25.00

Net investment income(b)	0.68		0.68
Net realized and unrealized gain (loss)(c)	(2.90)		0.09

Net increase (decrease) from investment operations	(2.22)		0.77

Distributions(d)
From net investment income	(0.71)		(0.56)

Total distributions	(0.71)		(0.56)

Net asset value, end of period	$22.28		$25.21

Total Return
Based on net asset value	(9.02	)%(e)	3.08	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35	%(f)

Net investment income	5.66	%(f)	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$13,368		$12,604

Portfolio turnover rate(g)	23	%(e)	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF

	Six Months Ended 04/30/20 (unaudited	)	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$25.13		$25.00

Net investment income(b)	0.70		0.71
Net realized and unrealized loss(c)	(2.51)		0.00	(d)

Net increase (decrease) from investment operations	(1.81)		0.71

Distributions(e)
From net investment income	(0.73)		(0.58)

Total distributions	(0.73)		(0.58)

Net asset value, end of period	$22.59		$25.13

Total Return
Based on net asset value	(7.38	)%(f)	2.87	%(f)

Ratios to Average Net Assets
Total expenses	0.35	%(g)	0.35	%(g)

Net investment income	5.88	%(g)	5.84	%(g)

Supplemental Data
Net assets, end of period (000)	$9,034		$12,565

Portfolio turnover rate(h)	25	%(f)	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds 2021 Term High Yield and Income	Non-diversified
iBonds 2022 Term High Yield and Income	Non-diversified
iBonds 2023 Term High Yield and Income	Non-diversified
iBonds 2024 Term High Yield and Income	Non-diversified
iBonds 2025 Term High Yield and Income	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds 2021 Term High Yield and Income	$14,148,651
iBonds 2022 Term High Yield and Income	10,639,399
iBonds 2023 Term High Yield and Income	14,468,715
iBonds 2024 Term High Yield and Income	13,966,589
iBonds 2025 Term High Yield and Income	14,342,304

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds 2021 Term High Yield and Income
Barclays Capital Inc.	$78,484	$78,484		$—	$—
BofA Securities, Inc.	178,875	178,875		—	—
Credit Suisse Securities (USA) LLC	288,590	288,590		—	—
JPMorgan Securities LLC	57,285	57,285		—	—
Morgan Stanley & Co. LLC	139,375	139,375		—	—

	$742,609	$742,609		$—	$—

iBonds 2022 Term High Yield and Income
Barclays Capital Inc.	$107,474	$107,474		$—	$—
BofA Securities, Inc.	100,625	100,625		—	—
JPMorgan Securities LLC	662,574	662,574		—	—
Morgan Stanley & Co. LLC	72,450	72,450		—	—
Scotia Capital (USA) Inc.	49,750	49,750		—	—
UBS Securities LLC	50,012	50,012		—	—

	$1,042,885	$1,042,885		$—	$—

iBonds 2023 Term High Yield and Income
Barclays Capital Inc.	$139,088	$139,088		$—	$—
BofA Securities, Inc.	50,735	50,735		—	—
Citadel Clearing LLC	39,270	39,270		—	—
Citigroup Global Markets Inc.	50,375	50,375		—	—
Credit Suisse Securities (USA) LLC	66,063	66,063		—	—
Goldman Sachs & Co.	25,250	25,250		—	—
JPMorgan Securities LLC	788,985	788,985		—	—
Scotia Capital (USA) Inc.	175,250	175,250		—	—

	$1,335,016	$1,335,016		$—	$—

iBonds 2024 Term High Yield and Income
Barclays Capital Inc.	$60,525	$60,525		$—	$—
BNP Paribas Securities Corp.	135,625	135,625		—	—
Citadel Clearing LLC	94,438	94,438		—	—
Credit Suisse Securities (USA) LLC	71,411	71,411		—	—
Goldman Sachs & Co.	305,824	305,824		—	—
JPMorgan Securities LLC	178,567	178,567		—	—
Morgan Stanley & Co. LLC	235,000	235,000		—	—
UBS AG	25,250	25,250		—	—

	$1,106,640	$1,106,640		$—	$—

iBonds 2025 Term High Yield and Income
Barclays Capital Inc.	$47,365	$47,365		$—	$—
Citadel Clearing LLC	68,500	68,500		—	—
Goldman Sachs & Co.	467,264	467,264		—	—
JPMorgan Securities LLC	344,217	344,217		—	—

	$927,346	$927,346		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds 2021 Term High Yield and Income	$ 1,943
iBonds 2022 Term High Yield and Income	733
iBonds 2023 Term High Yield and Income	1,964
iBonds 2024 Term High Yield and Income	1,321
iBonds 2025 Term High Yield and Income	1,945

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds 2021 Term High Yield and Income	$3,714,105	$4,350,015
iBonds 2022 Term High Yield and Income	3,862,250	3,914,212
iBonds 2023 Term High Yield and Income	3,592,671	3,100,404
iBonds 2024 Term High Yield and Income	2,796,340	2,831,764
iBonds 2025 Term High Yield and Income	3,428,785	3,311,184

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2021 Term High Yield and Income	$7,287,309	$—
iBonds 2022 Term High Yield and Income	8,894,758	—
iBonds 2023 Term High Yield and Income	4,048,021	—
iBonds 2024 Term High Yield and Income	2,277,977	—
iBonds 2025 Term High Yield and Income	13,750,370	15,736,722

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds 2021 Term High Yield and Income	$7,262
iBonds 2022 Term High Yield and Income	147,628
iBonds 2023 Term High Yield and Income	134,653
iBonds 2024 Term High Yield and Income	82,670
iBonds 2025 Term High Yield and Income	74,310

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2021 Term High Yield and Income	$20,620,621	$82,376	$(643,325)	$(560,949)
iBonds 2022 Term High Yield and Income	19,163,549	379,520	(618,935)	(239,415)
iBonds 2023 Term High Yield and Income	17,381,118	142,174	(697,547)	(555,373)
iBonds 2024 Term High Yield and Income	14,815,239	132,292	(707,376)	(575,084)
iBonds 2025 Term High Yield and Income	10,261,585	42,603	(564,405)	(521,802)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Period Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2021 Term High Yield and Income
Shares sold	300,000	$7,431,990	500,000	$12,488,471

iBonds 2022 Term High Yield and Income
Shares sold	400,000	$9,079,167	400,000	$10,000,418

iBonds 2023 Term High Yield and Income
Shares sold	200,000	$4,531,135	500,000	$12,485,978

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Period Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2024 Term High Yield and Income
Shares sold	100,000	$2,303,087	500,000	$12,483,225

iBonds 2025 Term High Yield and Income
Shares sold	600,000	$14,047,318	500,000	$12,479,398
Shares redeemed	(700,000)	(15,977,957)	—	—

Net increase (decrease)	(100,000)	$(1,930,639)	500,000	$12,479,398

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares iBonds 2021 Term High Yield and Income ETF, iShares iBonds 2022 Term High Yield and Income ETF, iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and Income ETF and iShares iBonds 2025 Term High Yield and Income ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	49

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds 2021 Term High Yield and Income(a)	$0.538502	$—	$0.013920	$0.552422	97%	—%	3%	100%
iBonds 2022 Term High Yield and Income(a)	0.591088	—	0.021059	0.612147	97	—	3	100
iBonds 2023 Term High Yield and Income(a)	0.678759	—	0.015582	0.694341	98	—	2	100
iBonds 2024 Term High Yield and Income(a)	0.699034	—	0.011615	0.710649	98	—	2	100
iBonds 2025 Term High Yield and Income(a)	0.709213	—	0.021803	0.731016	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	51

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1023-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2020 Term Corporate ETF | IBDL | NYSE Arca
•	iShares iBonds Dec 2021 Term Corporate ETF | IBDM | NYSE Arca
•	iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca
•	iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca
•	iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
•	iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
•	iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
•	iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
•	iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
•	iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Bloomberg Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.03%	2.85%	2.25%	2.53%	2.85%	11.74%	14.45%
Fund Market	1.19	2.93	1.90	2.56	2.93	9.85	14.63
Index	1.11	2.99	2.38	2.67	2.99	12.48	15.30

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.30	$0.45		$1,000.00	$1,024.40	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.3%
Aa	16.8
A	36.6
Baa	32.8
Ba	0.9
Not Rated	0.5
Short-Term and Other Assets	11.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	2.2%
JPMorgan Chase & Co., 2.55%, 10/29/20	1.5
Citigroup Inc., 2.65%, 10/26/20	1.3
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	1.3
Wells Fargo & Co., 2.55%, 12/07/20	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.15%	3.77%	2.57%	2.70%	3.77%	13.51%	14.70%
Fund Market	1.15	3.77	2.44	2.73	3.77	12.82	14.83
Index	1.20	3.86	2.68	2.84	3.86	14.16	15.46

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.50	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.1%
Aa	17.3
A	44.6
Baa	32.8
Ba	0.8
Not Rated	1.2
Short-Term and Other Assets	2.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Dell International LLC/EMC Corp., 4.42%, 06/15/21	1.0%
Oracle Corp., 1.90%, 09/15/21	0.9
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.9
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	0.7
Morgan Stanley, 5.50%, 07/28/21	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.14%	4.59%	3.14%	3.23%	4.59%	16.70%	17.74%
Fund Market	1.30	4.70	3.07	3.28	4.70	16.30	18.04
Index	1.08	4.55	3.21	3.32	4.55	17.14	18.28

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.40	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.4%
Aa	11.0
A	43.5
Baa	39.4
Ba	1.4
Not Rated	2.0
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	1.0%
Wells Fargo & Co., 2.63%, 07/22/22	0.9
Morgan Stanley, 2.75%, 05/19/22	0.7
Goldman Sachs Group Inc. (The), 3.00%, 04/26/22	0.7
AbbVie Inc., 2.90%, 11/06/22	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.49%	5.77%	3.63%	3.68%	5.77%	19.52%	20.39%
Fund Market	1.65	5.92	3.61	3.73	5.92	19.38	20.73
Index	1.48	5.82	3.65	3.72	5.82	19.63	20.63

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.90	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.4%
Aa	10.6
A	40.2
Baa	44.8
Ba	0.9
Not Rated	1.1
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 3.70%, 03/09/23	1.3%
Apple Inc., 2.40%, 05/03/23	1.2
Bank of America Corp., 3.30%, 01/11/23	1.0
Dell International LLC/EMC Corp., 5.45%, 06/15/23	0.9
Wells Fargo & Co., 3.07%, 01/24/23	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.71%	5.86%	3.79%	3.80%	5.86%	20.41%	21.14%
Fund Market	0.94	6.05	3.75	3.86	6.05	20.23	21.49
Index	0.75	5.90	3.92	3.96	5.90	21.21	22.10

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,007.10	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.6%
Aa	7.8
A	41.6
Baa	43.8
Ba	3.2
Not Rated	2.0
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
AbbVie Inc., 2.60%, 11/21/24	1.0%
Bank of America Corp., 4.20%, 08/26/24	0.8
Morgan Stanley, Series F, 3.88%, 04/29/24	0.8
Bristol-Myers Squibb Co., 2.90%, 07/26/24	0.8
Credit Suisse AG/New York NY, 3.63%, 09/09/24	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.60%	7.77%	4.31%	4.29%	7.77%	23.50%	24.10%
Fund Market	1.83	7.96	4.28	4.35	7.96	23.30	24.45
Index	1.33	7.52	4.35	4.34	7.52	23.75	24.37

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.00	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.7%
Aa	6.9
A	35.5
Baa	50.9
Ba	2.5
Not Rated	1.3
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	1.3%
AT&T Inc., 3.40%, 05/15/25	1.2
Visa Inc., 3.15%, 12/14/25	1.2
CVS Health Corp., 4.10%, 03/25/25	1.1
AbbVie Inc., 3.60%, 05/14/25	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.68%	8.86%	4.18%	8.86%	16.03%
Fund Market	1.84	8.93	4.27	8.93	16.41
Index	1.68	8.90	4.29	8.90	16.47

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.80	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.6%
Aa	8.4
A	37.9
Baa	48.2
Ba	1.8
Not Rated	1.0
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Dell International LLC/EMC Corp., 6.02%, 06/15/26	1.2%
AbbVie Inc., 2.95%, 11/21/26	1.2
Microsoft Corp., 2.40%, 08/08/26	1.1
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	1.0
Apple Inc., 3.25%, 02/23/26	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg Barclays December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.69%	8.35%	4.74%	8.35%	12.97%
Fund Market	0.61	8.20	4.78	8.20	13.07
Index	0.72	8.38	4.79	8.38	13.12

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.90	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.9%
Aa	5.5
A	36.4
Baa	50.9
Ba	2.2
Not Rated	2.0
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	1.7%
Microsoft Corp., 3.30%, 02/06/27	1.4
BAT Capital Corp., 3.56%, 08/15/27	1.4
Citigroup Inc., 4.45%, 09/29/27	1.4
Amazon.com Inc., 3.15%, 08/22/27	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg Barclays December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.65%	8.71%	9.94%	8.71%	16.55%
Fund Market	0.87	8.88	10.25	8.88	17.08
Index	0.61	8.74	9.93	8.74	16.54

The inception date of the Fund was 9/18/18. The first day of secondary market trading was 9/20/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.50	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.7%
Aa	4.7
A	26.4
Baa	63.6
Ba	2.1
Not Rated	1.2
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	3.0%
Verizon Communications Inc., 4.33%, 09/21/28	2.0
Cigna Corp., 4.38%, 10/15/28	1.7
Raytheon Technologies Corp., 4.13%, 11/16/28	1.5
Comcast Corp., 4.15%, 10/15/28	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg Barclays December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	1.42%	3.57%
Fund Market	1.42	3.90
Index	1.48	3.41

The inception date of the Fund was 9/17/19. The first day of secondary market trading was 9/19/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.20	$0.50		$1,000.00	$1,024.40	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.1%
Aa	4.7
A	30.9
Baa	55.7
Ba	3.6
Not Rated	3.2
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	2.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.8
Bristol-Myers Squibb Co., 3.40%, 07/26/29	1.8
International Business Machines Corp., 3.50%, 05/15/29	1.7
Verizon Communications Inc., 4.02%, 12/03/29	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	$1,512	$1,521,556

Aerospace & Defense — 1.5%
Boeing Co. (The), 1.65%, 10/30/20 (Call 09/30/20)	758	752,914
General Dynamics Corp., 2.88%, 05/11/20	5,434	5,436,880
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	4,263	4,287,385
Northrop Grumman Corp., 2.08%, 10/15/20	3,410	3,426,811
Raytheon Co., 3.13%, 10/15/20	2,525	2,550,275

		16,454,265

Agriculture — 0.5%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	1,318	1,324,551
Reynolds American Inc.
3.25%, 06/12/20	2,979	2,982,098
6.88%, 05/01/20	1,520	1,520,000

		5,826,649

Airlines — 0.1%
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	1,228	1,223,641

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	760	761,049

Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.95%, 07/20/20	1,322	1,323,864
2.45%, 09/24/20	6,332	6,351,376
3.00%, 06/16/20	385	384,176
General Motors Financial Co. Inc.
2.45%, 11/06/20(a)	928	918,145
3.20%, 07/13/20 (Call 06/13/20)	5,237	5,217,361
3.70%, 11/24/20 (Call 10/24/20)	6,170	6,138,718
PACCAR Financial Corp., 2.05%, 11/13/20	483	486,115
Toyota Motor Credit Corp., 4.50%, 06/17/20	1,129	1,134,318

		21,954,073

Banks — 35.0%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	996	998,709
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	3,120	3,143,525
2.70%, 11/16/20	4,755	4,800,600
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	3,852	3,876,268
Bank of America Corp.
2.63%, 10/19/20	13,309	13,400,167
5.63%, 07/01/20	3,590	3,616,207
Bank of Montreal
2.10%, 06/15/20	3,169	3,174,419
3.10%, 07/13/20	1,828	1,835,403
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	4,019	4,044,239
2.60%, 08/17/20 (Call 07/17/20)	3,605	3,621,078
Bank of Nova Scotia (The)
2.15%, 07/14/20	2,745	2,752,247
2.35%, 10/21/20(a)	2,961	2,985,251
Barclays Bank PLC, 5.14%, 10/14/20(a)	4,766	4,823,478
Barclays PLC, 2.88%, 06/08/20	2,579	2,580,625
BNP Paribas SA, 2.38%, 05/21/20(a)	4,265	4,267,260
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20(a)	3,227	3,246,846
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	4,745	4,746,376

Security	Par (000)	Value

Banks (continued)
2.13%, 10/20/20 (Call 09/20/20)	$9,490	$9,526,726
3.05%, 05/01/20	5,730	5,730,000
Citigroup Inc.
2.65%, 10/26/20(a)	14,594	14,695,136
5.38%, 08/09/20(a)	3,001	3,033,501
Citizens Bank N.A./Providence RI
2.20%, 05/26/20	795	795,469
2.25%, 10/30/20 (Call 09/30/20)	3,510	3,521,197
Comerica Bank, 2.50%, 06/02/20	810	810,786
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	4,010	4,036,947
Credit Suisse AG/New York NY, 4.38%, 08/05/20	2,430	2,448,662
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	13,823	13,942,569
Deutsche Bank AG, 2.95%, 08/20/20(a)	1,402	1,403,710
Deutsche Bank AG/New York NY
2.70%, 07/13/20	4,783	4,770,947
2.95%, 08/20/20(a)	1,000	995,970
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	3,934	3,933,607
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	4,274	4,284,044
Fifth Third Bank/Cincinnati OH, 2.20%, 10/30/20 (Call 09/30/20)	3,010	3,021,920
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)(a)	1,476	1,480,148
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	1,486	1,488,675
Goldman Sachs Group Inc. (The)
2.75%, 09/15/20 (Call 08/15/20)(a)	10,930	10,973,392
Series D, 6.00%, 06/15/20	5,552	5,582,758
HSBC Bank USA N.A., 4.88%, 08/24/20(a)	4,130	4,178,321
HSBC USA Inc.
2.75%, 08/07/20	7,270	7,299,371
5.00%, 09/27/20	2,625	2,663,378
Huntington Bancshares Inc./OH, 7.00%, 12/15/20(a)	860	885,224
Huntington National Bank (The), 2.88%, 08/20/20 (Call 07/20/20)(a)	2,505	2,514,394
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	16,204	16,300,738
2.75%, 06/23/20 (Call 05/23/20)(a)	5,077	5,081,062
4.25%, 10/15/20	13,293	13,483,755
4.40%, 07/22/20	6,127	6,170,440
KeyCorp, 2.90%, 09/15/20	5,078	5,095,621
Lloyds Bank PLC, 2.70%, 08/17/20	2,785	2,797,895
Manufacturers & Traders Trust Co., 2.05%, 08/17/20 (Call 07/17/20)	4,045	4,047,467
Morgan Stanley
2.80%, 06/16/20	7,863	7,876,996
5.50%, 07/24/20(a)	10,565	10,664,311
National Australia Bank Ltd./New York
2.13%, 05/22/20	2,675	2,676,899
2.63%, 07/23/20	4,380	4,394,848
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,685	2,687,819
2.20%, 11/02/20 (Call 10/02/20)	2,865	2,882,276
Natwest Markets PLC, 5.63%, 08/24/20(a)	428	432,909
Northern Trust Corp., 3.45%, 11/04/20	1,412	1,428,506
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/01/20)	2,310	2,310,000
2.45%, 11/05/20 (Call 10/05/20)	7,111	7,155,088
2.60%, 07/21/20 (Call 06/21/20)	1,855	1,857,857

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The), 4.38%, 08/11/20	$1,581	$1,594,707
RBC USA Holdco Corp., 5.25%, 09/15/20	1,111	1,128,720
Royal Bank of Canada
2.15%, 10/26/20	9,861	9,923,519
2.35%, 10/30/20(a)	6,106	6,154,482
Santander UK Group Holdings PLC, 2.88%, 10/16/20	5,187	5,214,387
Santander UK PLC, 2.13%, 11/03/20	3,165	3,164,462
State Street Corp., 2.55%, 08/18/20	3,472	3,487,555
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20(a)	3,985	4,011,062
2.65%, 07/23/20	2,416	2,424,335
Svenska Handelsbanken AB
1.95%, 09/08/20(a)	4,628	4,644,938
2.40%, 10/01/20	5,325	5,361,210
Toronto-Dominion Bank (The)
1.85%, 09/11/20(a)	2,303	2,312,028
2.50%, 12/14/20(a)	8,525	8,610,591
3.00%, 06/11/20	790	791,817
3.15%, 09/17/20	3,698	3,728,841
Truist Bank, 2.25%, 06/01/20 (Call 05/01/20)	912	912,000
Truist Financial Corp., 2.63%, 06/29/20 (Call 05/29/20)	4,277	4,281,448
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	3,260	3,276,365
3.05%, 07/24/20 (Call 06/24/20)	1,535	1,538,991
UBS AG/Stamford CT, 4.88%, 08/04/20	2,725	2,752,659
Wells Fargo & Co.
2.55%, 12/07/20	13,739	13,847,263
2.60%, 07/22/20	7,032	7,049,088
Westpac Banking Corp.
2.30%, 05/26/20	2,244	2,245,907
2.60%, 11/23/20	8,012	8,090,758
3.05%, 05/15/20(a)	1,235	1,235,692

		387,056,862

Beverages — 3.1%
Coca-Cola Co. (The)
1.88%, 10/27/20	6,925	6,960,248
2.45%, 11/01/20(a)	6,373	6,419,268
3.15%, 11/15/20	3,826	3,873,940
Coca-Cola European Partners PLC, 3.50%, 09/15/20	390	392,710
Constellation Brands Inc., 2.25%, 11/06/20	2,114	2,133,914
Diageo Capital PLC
3.00%, 05/18/20	200	200,182
4.83%, 07/15/20	4,723	4,757,431
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	3,794	3,814,943
3.13%, 11/01/20(a)	5,910	5,979,383

		34,532,019

Biotechnology — 1.7%
Amgen Inc.
2.13%, 05/01/20	2,073	2,073,000
2.20%, 05/11/20(a)	2,204	2,204,529
Biogen Inc., 2.90%, 09/15/20	5,016	5,058,385
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	1,024	1,035,438
Genzyme Corp., 5.00%, 06/15/20(a)	1,196	1,201,203
Gilead Sciences Inc., 2.55%, 09/01/20	7,146	7,185,017

		18,757,572

Security	Par (000)	Value

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)(a)	$607	$606,988

Chemicals — 1.1%
DuPont de Nemours Inc., 3.77%, 11/15/20	6,199	6,257,085
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,947	1,949,823
PPG Industries Inc., 3.60%, 11/15/20(a)	1,212	1,223,526
Praxair Inc., 2.25%, 09/24/20(a)	1,015	1,020,359
Sherwin-Williams Co. (The), 2.25%, 05/15/20(a)	1,191	1,191,048

		11,641,841

Commercial Services — 0.5%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	3,186	3,200,465
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	2,378	2,377,643

		5,578,108

Computers — 2.7%
Apple Inc.
1.80%, 05/11/20	2,231	2,231,178
2.00%, 05/06/20	3,419	3,419,308
2.00%, 11/13/20(a)	2,927	2,948,338
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	11,696	11,769,685
HP Inc., 3.75%, 12/01/20	3,634	3,677,245
IBM Credit LLC, 3.45%, 11/30/20	4,690	4,763,680
International Business Machines Corp., 1.63%, 05/15/20	1,115	1,115,334

		29,924,768

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The), 1.90%, 10/23/20	402	404,163
Unilever Capital Corp.
1.80%, 05/05/20	2,750	2,750,000
2.10%, 07/30/20(a)	1,106	1,109,362

		4,263,525

Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	1,420	1,413,809
4.63%, 10/30/20	5,305	5,244,470
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)(a)	5,143	5,160,795
American Express Credit Corp., Series F, 2.60%, 09/14/20 (Call 08/14/20)	4,588	4,605,113
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	4,230	4,239,644
2.50%, 05/12/20	3,236	3,236,485
Charles Schwab Corp. (The), 4.45%, 07/22/20	1,591	1,602,280
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	24,654	24,632,058
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)(a)	6,116	6,164,439
International Lease Finance Corp., 8.25%, 12/15/20	3,217	3,233,503
Stifel Financial Corp., 3.50%, 12/01/20	721	724,699
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	9,819	9,901,185

		70,158,480

Electric — 3.9%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)(a)	3,141	3,158,935
American Electric Power Co. Inc., 2.15%, 11/13/20	1,459	1,466,689
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)(a)	233	233,412
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	405	406,430
Dominion Energy Inc., 2.58%, 07/01/20	3,349	3,348,598

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)(a)	$640	$641,453
Duke Energy Carolinas LLC, 4.30%, 06/15/20	222	222,899
Duke Energy Indiana LLC, 3.75%, 07/15/20	1,447	1,454,958
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)	1,073	1,076,777
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,436	1,436,689
5.15%, 12/01/20 (Call 09/01/20)(a)	7,346	7,428,496
Exelon Generation Co. LLC, 4.00%, 10/01/20 (Call 07/01/20)	1,849	1,856,211
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	115	115,351
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	630	633,975
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,229	1,235,698
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	1,447	1,455,089
2.35%, 06/15/20 (Call 05/15/20)	925	925,481
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	1,735	1,745,774
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	950	951,529
NV Energy Inc., 6.25%, 11/15/20	2,160	2,211,257
Pinnacle West Capital Corp., 2.25%, 11/30/20	1,594	1,600,759
Public Service Co. of Colorado, 3.20%, 11/15/20 (Call 05/15/20)	1,290	1,291,290
Puget Energy Inc., 6.50%, 12/15/20	1,695	1,746,748
Sempra Energy, 2.85%, 11/15/20 (Call 10/15/20)	1,657	1,658,823
Southern Co. (The), 2.75%, 06/15/20 (Call 05/15/20)	2,288	2,288,801
Southern Power Co., Series 15-B, 2.38%, 06/01/20 (Call 05/01/20)(a)	748	748,651
UIL Holdings Corp., 4.63%, 10/01/20	150	151,454
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	1,173	1,172,695

		42,664,922

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	445	451,737

Electronics — 0.4%
Jabil Inc., 5.63%, 12/15/20	840	861,109
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	3,336	3,365,624

		4,226,733

Environmental Control — 0.2%
Waste Management Inc., 4.75%, 06/30/20	1,767	1,776,736

Food — 0.8%
Hershey Co. (The)
2.90%, 05/15/20	1,130	1,130,712
4.13%, 12/01/20(a)	430	437,581
Ingredion Inc., 4.63%, 11/01/20	1,080	1,090,929
Kellogg Co., 4.00%, 12/15/20	1,723	1,748,070
Mondelez International Inc., 3.00%, 05/07/20	2,040	2,040,163
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	2,391	2,387,581

		8,835,036

Gas — 0.3%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	3,799	3,815,450

Health Care – Services — 2.3%
Anthem Inc.
2.50%, 11/21/20	11,437	11,510,083
4.35%, 08/15/20(a)	1,328	1,338,916
Cigna Holding Co., 5.13%, 06/15/20	650	652,386
Humana Inc., 2.50%, 12/15/20	2,800	2,813,720

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc.
1.95%, 10/15/20	$619	$621,457
2.70%, 07/15/20	6,222	6,240,479
3.88%, 10/15/20 (Call 07/15/20)	1,931	1,941,331

		25,118,372

Home Builders — 0.1%
DR Horton Inc., 2.55%, 12/01/20	1,305	1,305,679

Insurance — 2.5%
AEGON Funding Co. LLC, 5.75%, 12/15/20	2,363	2,417,467
American International Group Inc.
3.38%, 08/15/20	978	983,506
6.40%, 12/15/20	4,979	5,126,528
Aon Corp., 5.00%, 09/30/20	3,470	3,516,671
AXIS Specialty Finance LLC, 5.88%, 06/01/20	1,196	1,200,234
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	1,206	1,216,818
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	5,015	5,038,370
Manulife Financial Corp., 4.90%, 09/17/20	549	556,115
Prudential Financial Inc.
4.50%, 11/15/20	1,665	1,694,454
5.38%, 06/21/20	2,078	2,089,408
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,244	1,263,319
Unum Group, 5.63%, 09/15/20	2,125	2,149,268
WR Berkley Corp., 5.38%, 09/15/20	150	152,028

		27,404,186

Internet — 1.1%
Amazon.com Inc., 1.90%, 08/21/20	3,404	3,418,059
Baidu Inc., 3.00%, 06/30/20	1,982	1,985,389
eBay Inc.
2.15%, 06/05/20	1,407	1,407,366
3.25%, 10/15/20 (Call 07/15/20)(a)	3,474	3,487,027
Expedia Group Inc., 5.95%, 08/15/20(a)	2,208	2,216,037

		12,513,878

Leisure Time — 0.2%
Carnival Corp., 3.95%, 10/15/20	2,114	2,060,727

Lodging — 0.0%
Marriott International Inc./MD, 3.38%, 10/15/20 (Call 07/15/20)	369	367,007

Machinery — 1.2%
Caterpillar Financial Services Corp.
1.85%, 09/04/20	1,389	1,393,084
2.95%, 05/15/20	1,050	1,050,640
3.35%, 12/07/20	3,414	3,456,812
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	2,952	2,966,760
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)(a)	460	466,063
John Deere Capital Corp.
1.95%, 06/22/20	1,314	1,316,273
2.38%, 07/14/20	2,005	2,009,591
Series 0014, 2.45%, 09/11/20(a)	1,114	1,119,581

		13,778,804

Manufacturing — 0.6%
3M Co., 2.00%, 08/07/20	822	824,408
General Electric Co.
4.38%, 09/16/20(a)	4,961	4,992,800
5.55%, 05/04/20	387	387,000

		6,204,208

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	$5,941	$5,948,129
Discovery Communications LLC, 2.80%, 06/15/20 (Call 05/15/20)	1,697	1,697,797
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	2,169	2,169,998
2.15%, 09/17/20	2,399	2,408,236
Walt Disney Co. (The), 5.65%, 08/15/20	941	952,377

		13,176,537

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	1,436	1,436,531

Oil & Gas — 2.3%
BP Capital Markets America Inc., 4.50%, 10/01/20	4,307	4,357,435
Chevron Corp.
2.42%, 11/17/20 (Call 10/17/20)	3,997	4,023,260
2.43%, 06/24/20 (Call 05/24/20)	2,075	2,076,785
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	2,663	2,666,116
Shell International Finance BV
2.13%, 05/11/20	5,523	5,523,387
2.25%, 11/10/20	3,425	3,436,713
Total Capital SA, 4.45%, 06/24/20	3,438	3,453,299

		25,536,995

Pharmaceuticals — 6.3%
AbbVie Inc., 2.50%, 05/14/20	11,800	11,803,540
Allergan Inc./U.S., 3.38%, 09/15/20	1,491	1,493,415
AstraZeneca PLC, 2.38%, 11/16/20	10,197	10,252,472
Becton Dickinson and Co.
2.40%, 06/05/20	2,295	2,294,266
3.25%, 11/12/20	2,404	2,418,448
Bristol-Myers Squibb Co.
2.88%, 08/15/20(b)	3,162	3,177,620
3.95%, 10/15/20(a)(b)	3,548	3,597,849
Cardinal Health Inc., 4.63%, 12/15/20	1,968	1,998,720
Cigna Corp.
3.20%, 09/17/20	6,634	6,675,728
4.13%, 09/15/20(b)	935	931,382
CVS Health Corp., 2.80%, 07/20/20 (Call 06/20/20)	8,799	8,798,208
Express Scripts Holding Co., 2.60%, 11/30/20	4,769	4,796,231
Johnson & Johnson
1.95%, 11/10/20	1,776	1,783,690
2.95%, 09/01/20(a)	1,382	1,391,771
McKesson Corp., 3.65%, 11/30/20	2,920	2,954,923
Mead Johnson Nutrition Co., 3.00%, 11/15/20(a)	3,409	3,437,670
Pfizer Inc., 5.20%, 08/12/20	620	625,636
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)	1,501	1,500,805

		69,932,374

Pipelines — 1.3%
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	1,055	1,056,298
Enterprise Products Operating LLC, 5.20%, 09/01/20	3,322	3,354,888
Kinder Morgan Energy Partners LP, 5.30%, 09/15/20	2,021	2,039,088
Kinder Morgan Inc./DE, 6.50%, 09/15/20	900	908,415
TransCanada PipeLines Ltd., 3.80%, 10/01/20	3,103	3,123,728

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 4.13%, 11/15/20 (Call 08/15/20)	$3,555	$3,565,558

		14,047,975

Real Estate Investment Trusts — 0.3%
American Tower Corp., 2.80%, 06/01/20 (Call 05/01/20)	2,319	2,318,954
Simon Property Group LP, 2.50%, 09/01/20 (Call 06/01/20)	1,511	1,510,879

		3,829,833

Retail — 3.7%
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)	846	853,386
Home Depot Inc. (The)
1.80%, 06/05/20	1,859	1,860,394
3.95%, 09/15/20 (Call 06/15/20)(a)	1,183	1,186,939
McDonald’s Corp.
2.20%, 05/26/20	1,543	1,544,265
2.75%, 12/09/20 (Call 11/09/20)	12,966	13,090,733
3.50%, 07/15/20	965	970,259
Starbucks Corp., 2.20%, 11/22/20	6,108	6,142,449
Walmart Inc.
1.90%, 12/15/20	8,891	8,965,507
2.85%, 06/23/20(a)	2,524	2,532,026
3.25%, 10/25/20(a)	1,427	1,444,709
3.63%, 07/08/20	2,390	2,402,978

		40,993,645

Semiconductors — 1.3%
Applied Materials Inc., 2.63%, 10/01/20 (Call 09/01/20)	1,683	1,689,008
Intel Corp.
1.85%, 05/11/20	2,009	2,009,321
2.45%, 07/29/20	5,077	5,099,593
QUALCOMM Inc., 2.25%, 05/20/20	5,561	5,564,337

		14,362,259

Software — 1.9%
Broadridge Financial Solutions Inc., 3.95%, 09/01/20(a)	700	705,691
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)(a)	2,311	2,314,143
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	6,984	7,034,285
3.00%, 10/01/20(a)	3,828	3,862,949
Oracle Corp., 3.88%, 07/15/20(a)	3,219	3,239,183
VMware Inc., 2.30%, 08/21/20	3,292	3,313,003

		20,469,254

Telecommunications — 1.3%
AT&T Inc., 2.45%, 06/30/20 (Call 05/30/20)(a)	10,364	10,370,840
Cisco Systems Inc., 2.45%, 06/15/20	3,926	3,933,734

		14,304,574

Transportation — 0.3%
Norfolk Southern Railway Co., 9.75%, 06/15/20	677	681,421
Ryder System Inc.
2.50%, 05/11/20	723	722,747
2.88%, 09/01/20 (Call 08/01/20)	244	244,083
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)	1,895	1,896,762

		3,545,013

Total Corporate Bonds & Notes — 88.9% (Cost: $979,736,941)		982,419,861

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	28,779	$28,810,703
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	115,072	115,072,000

		143,882,703

Total Short-Term Investments — 13.0% (Cost: $143,841,441)		143,882,703

Total Investments in Securities — 101.9% (Cost: $1,123,578,382)		1,126,302,564

Other Assets, Less Liabilities — (1.9)%		(21,185,544)

Net Assets — 100.0%		$1,105,117,020

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,992	1,787	28,779	$28,810,703	$76,047	(b)	$(13,400)	$35,525
BlackRock Cash Funds: Treasury, SL Agency Shares	63,310	51,762	115,072	115,072,000	807,586		—	—

				$143,882,703	$883,633		$(13,400)	$35,525

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$982,419,861	$—	$982,419,861
Money Market Funds	143,882,703	—	—	143,882,703

	$143,882,703	$982,419,861	$—	$1,126,302,564

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,163	$1,190,854

Aerospace & Defense — 1.3%
Boeing Co. (The)
2.30%, 08/01/21	2,135	2,097,531
2.35%, 10/30/21	1,808	1,759,021
8.75%, 08/15/21	169	175,236
General Dynamics Corp.
3.00%, 05/11/21	6,150	6,274,045
3.88%, 07/15/21 (Call 04/15/21)	1,212	1,245,148
L3Harris Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)(a)	1,556	1,582,219
Lockheed Martin Corp., 3.35%, 09/15/21	2,506	2,597,419
Northrop Grumman Corp., 3.50%, 03/15/21	1,891	1,925,435

		17,656,054

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	4,399	4,537,965
Archer-Daniels-Midland Co., 4.48%, 03/01/21(b)	837	860,444
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	2,501	2,513,955
2.90%, 11/15/21(b)	2,235	2,296,306
4.13%, 05/17/21	405	417,292

		10,625,962

Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.65%, 07/12/21	2,170	2,161,646
1.70%, 09/09/21	3,183	3,171,637
2.65%, 02/12/21	3,103	3,124,876
3.15%, 01/08/21(b)	629	634,453
3.38%, 12/10/21	1,539	1,571,488
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	5,840	5,714,090
3.55%, 04/09/21(b)	1,153	1,135,394
4.20%, 03/01/21 (Call 02/01/21)	4,945	4,906,033
4.20%, 11/06/21(b)	4,305	4,246,882
4.38%, 09/25/21(b)	4,072	4,003,916
PACCAR Financial Corp.
2.80%, 03/01/21	986	999,696
3.10%, 05/10/21	1,092	1,116,832
3.15%, 08/09/21(b)	1,032	1,058,089
Toyota Motor Corp., 3.18%, 07/20/21	2,257	2,302,682
Toyota Motor Credit Corp.
1.80%, 10/07/21	1,415	1,424,947
1.90%, 04/08/21	2,998	3,012,390
2.75%, 05/17/21	2,219	2,250,754
2.95%, 04/13/21	3,061	3,105,231
3.05%, 01/08/21	1,839	1,857,758
3.40%, 09/15/21	2,611	2,684,500
4.25%, 01/11/21(b)	1,545	1,574,958

		52,058,252

Banks — 39.3%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	672	684,056
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,064	2,114,733

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	$3,297	$3,334,850
2.55%, 11/23/21(b)	1,812	1,849,182
Bank of America Corp.
2.63%, 04/19/21	5,771	5,861,143
5.00%, 05/13/21	2,730	2,837,671
5.88%, 01/05/21(b)	2,145	2,213,039
Bank of Montreal
1.90%, 08/27/21	8,531	8,621,002
Series D, 3.10%, 04/13/21	1,453	1,482,452
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	4,987	5,038,466
2.50%, 04/15/21 (Call 03/15/21)	3,920	3,978,526
3.55%, 09/23/21 (Call 08/23/21)	2,940	3,027,377
4.15%, 02/01/21	555	567,399
Bank of Nova Scotia (The)
2.45%, 03/22/21(b)	4,408	4,468,478
2.50%, 01/08/21(b)	3,335	3,373,786
2.80%, 07/21/21	2,613	2,658,649
3.13%, 04/20/21	3,619	3,695,216
4.38%, 01/13/21	1,769	1,811,421
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	4,813	4,844,188
Barclays PLC
3.20%, 08/10/21	4,257	4,319,961
3.25%, 01/12/21	4,510	4,556,137
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)	1,593	1,606,509
BNP Paribas SA, 5.00%, 01/15/21	7,706	7,920,689
BPCE SA
2.65%, 02/03/21(b)	1,822	1,843,627
2.75%, 12/02/21	3,515	3,581,047
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	2,142	2,166,226
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	2,800	2,805,012
2.95%, 07/23/21 (Call 06/23/21)	3,030	3,057,452
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	2,925	2,964,253
3.40%, 07/23/21 (Call 06/23/21)(b)	3,400	3,483,232
Citigroup Inc.
2.35%, 08/02/21	5,485	5,542,757
2.70%, 03/30/21	7,185	7,281,926
2.90%, 12/08/21 (Call 11/08/21)	8,449	8,605,137
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	2,933	2,962,037
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,139	1,146,540
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21(b)	2,169	2,200,559
Cooperatieve Rabobank UA, 4.50%, 01/11/21	5,212	5,339,381
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	8,259	8,351,996
3.13%, 04/26/21	1,828	1,867,467
Credit Suisse AG/New York NY
2.10%, 11/12/21(b)	5,685	5,747,251
3.00%, 10/29/21	5,935	6,062,721
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	4,191	4,251,434
Deutsche Bank AG
3.13%, 01/13/21	2,022	2,026,206
3.38%, 05/12/21	3,249	3,251,567

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.13%, 01/13/21(b)	$417	$417,588
3.15%, 01/22/21	6,428	6,392,839
3.38%, 05/12/21	3,465	3,472,276
4.25%, 02/04/21(b)	1,275	1,279,399
4.25%, 10/14/21	7,332	7,374,306
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	2,090	2,100,617
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	3,430	3,468,382
2.88%, 10/01/21 (Call 09/01/21)	2,436	2,484,330
3.35%, 07/26/21 (Call 06/26/21)	1,285	1,316,046
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	6,064	6,094,320
2.63%, 04/25/21 (Call 03/25/21)	4,184	4,228,225
2.88%, 02/25/21 (Call 01/25/21)	4,058	4,102,800
5.25%, 07/27/21(b)	10,996	11,479,164
HSBC Holdings PLC
2.95%, 05/25/21	7,298	7,405,791
3.40%, 03/08/21	8,328	8,480,402
5.10%, 04/05/21	6,899	7,139,154
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	3,502	3,553,164
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)(b)	1,093	1,114,117
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	7,718	7,740,845
2.40%, 06/07/21 (Call 05/07/21)	4,482	4,534,350
2.55%, 03/01/21 (Call 02/01/21)	7,727	7,814,624
4.35%, 08/15/21	8,002	8,316,559
4.63%, 05/10/21	5,279	5,468,833
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	2,871	2,933,703
3.35%, 06/15/21(b)	1,102	1,128,988
KeyCorp, 5.10%, 03/24/21	3,586	3,706,848
Lloyds Bank PLC
3.30%, 05/07/21	3,369	3,438,267
6.38%, 01/21/21	1,057	1,091,892
Lloyds Banking Group PLC, 3.10%, 07/06/21	3,271	3,306,294
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	1,828	1,845,860
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,163	2,178,617
2.95%, 03/01/21	4,308	4,374,559
3.54%, 07/26/21	3,631	3,721,848
Mizuho Financial Group Inc., 2.27%, 09/13/21	3,470	3,492,833
Morgan Stanley
2.50%, 04/21/21(b)	6,784	6,866,290
2.63%, 11/17/21	8,354	8,490,003
5.50%, 07/28/21(b)	8,594	9,013,043
5.75%, 01/25/21	7,235	7,471,729
National Australia Bank Ltd./New York
1.88%, 07/12/21	3,126	3,152,040
2.50%, 01/12/21(b)	3,244	3,275,013
2.63%, 01/14/21(b)	2,734	2,760,957
3.38%, 09/20/21	829	853,290
3.70%, 11/04/21	2,189	2,270,693
Northern Trust Corp., 3.38%, 08/23/21(b)	1,047	1,080,012
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(b)	4,290	4,339,421
2.50%, 01/22/21 (Call 12/23/20)	2,833	2,862,973

Security	Par (000)	Value

Banks (continued)
2.55%, 12/09/21 (Call 11/09/21)	$2,355	$2,409,848
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	2,010	2,038,441
Royal Bank of Canada
2.50%, 01/19/21	3,425	3,465,004
3.20%, 04/30/21	4,111	4,204,484
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)(b)	1,633	1,673,727
Santander UK Group Holdings PLC
2.88%, 08/05/21	4,331	4,361,317
3.13%, 01/08/21	3,156	3,184,152
Santander UK PLC
2.50%, 01/05/21	1,140	1,145,369
3.40%, 06/01/21	2,619	2,673,973
3.75%, 11/15/21	1,212	1,245,463
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21(b)	1,712	1,724,635
2.63%, 03/15/21	5,370	5,449,583
State Street Corp.
1.95%, 05/19/21(b)	2,263	2,288,549
4.38%, 03/07/21	2,177	2,234,647
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,899	4,932,215
2.44%, 10/19/21	3,913	3,965,825
2.93%, 03/09/21	5,684	5,770,738
Svenska Handelsbanken AB
1.88%, 09/07/21(b)	2,604	2,629,103
2.45%, 03/30/21	4,183	4,240,809
3.35%, 05/24/21	3,417	3,505,432
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	1,734	1,731,780
Toronto-Dominion Bank (The)
1.80%, 07/13/21	4,730	4,767,130
2.13%, 04/07/21	4,914	4,972,477
2.55%, 01/25/21	3,291	3,331,019
3.25%, 06/11/21	2,414	2,476,329
Truist Bank, 2.85%, 04/01/21 (Call 03/01/21)(b)	1,564	1,589,087
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,735	3,769,325
2.15%, 02/01/21 (Call 01/01/21)	2,969	2,991,060
2.90%, 03/03/21 (Call 02/03/21)	3,096	3,138,137
3.20%, 09/03/21 (Call 08/03/21)	1,325	1,357,356
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	4,000	4,038,080
4.13%, 05/24/21 (Call 04/23/21)(b)	2,656	2,738,761
U.S. Bank N.A./Cincinnati OH
3.00%, 02/04/21 (Call 01/04/21)(b)	2,435	2,469,528
3.15%, 04/26/21 (Call 03/26/21)	2,217	2,262,293
3.45%, 11/16/21 (Call 10/15/21)	3,460	3,586,394
Wells Fargo & Co.
2.10%, 07/26/21	8,745	8,817,758
2.50%, 03/04/21	7,395	7,475,975
3.00%, 01/22/21	3,962	4,014,021
4.60%, 04/01/21	7,195	7,423,441
Wells Fargo Bank N.A.
2.60%, 01/15/21	6,325	6,391,412
3.63%, 10/22/21 (Call 09/21/21)	6,099	6,306,671
Westpac Banking Corp.
2.00%, 08/19/21(b)	3,879	3,919,380
2.10%, 05/13/21	3,830	3,872,360
2.65%, 01/25/21	2,723	2,752,953

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Zions Bancorp. N.A., 3.50%, 08/27/21	$1,125	$1,133,449

		525,305,552

Beverages — 1.7%
Coca-Cola Co. (The)
1.55%, 09/01/21	2,392	2,419,723
3.30%, 09/01/21	3,741	3,872,159
Constellation Brands Inc., 3.75%, 05/01/21	1,131	1,150,838
Keurig Dr Pepper Inc., 3.55%, 05/25/21	4,959	5,059,618
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	3,277	3,266,120
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,067	2,095,793
2.00%, 04/15/21 (Call 03/15/21)	2,762	2,791,692
3.00%, 08/25/21	2,115	2,177,393

		22,833,336

Biotechnology — 0.8%
Amgen Inc., 3.88%, 11/15/21 (Call 08/15/21)	4,040	4,178,004
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)(b)	4,285	4,485,366
4.50%, 04/01/21 (Call 01/01/21)	2,103	2,151,958

		10,815,328

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21(b)	139	143,038
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)(b)	1,050	1,058,621

		1,201,659

Chemicals — 0.8%
Air Products & Chemicals Inc., 3.00%, 11/03/21	634	651,232
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	855	898,058
Eastman Chemical Co., 3.50%, 12/01/21	632	646,972
Ecolab Inc., 4.35%, 12/08/21	2,798	2,958,521
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)(b)	2,675	2,802,089
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)(b)	1,255	1,242,049
Praxair Inc.
3.00%, 09/01/21(b)	562	575,926
4.05%, 03/15/21	1,222	1,254,371

		11,029,218

Commercial Services — 0.6%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	835	838,574
3.60%, 08/15/21(b)	743	756,493
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)	2,435	2,467,751
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	1,477	1,507,131
3.25%, 06/07/21 (Call 05/07/21)	936	954,374
Verisk Analytics Inc., 5.80%, 05/01/21	1,178	1,225,673

		7,749,996

Computers — 3.5%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	3,701	3,735,752
2.25%, 02/23/21 (Call 01/23/21)	8,214	8,306,654
2.85%, 05/06/21(b)	8,610	8,798,042
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(a)	12,972	13,183,963
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)(b)	1,507	1,540,817
HP Inc.
4.30%, 06/01/21	1,728	1,776,419

Security	Par (000)	Value

Computers (continued)
4.38%, 09/15/21	$1,433	$1,477,767
4.65%, 12/09/21	1,335	1,389,628
IBM Credit LLC
1.80%, 01/20/21(b)	1,813	1,825,238
2.65%, 02/05/21(b)	1,520	1,543,393
3.60%, 11/30/21	2,012	2,104,632
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	1,097	1,116,077

		46,798,382

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 2.45%, 11/15/21(b)	190	195,290
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	745	747,689
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,190	2,231,413
1.85%, 02/02/21(b)	2,105	2,122,071
Unilever Capital Corp.
1.38%, 07/28/21	1,545	1,556,696
2.75%, 03/22/21(b)	1,432	1,455,657
4.25%, 02/10/21	2,285	2,346,718

		10,655,534

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	2,779	2,687,793
5.00%, 10/01/21	2,533	2,431,655
Air Lease Corp.
2.50%, 03/01/21(b)	1,825	1,769,137
3.38%, 06/01/21	1,487	1,430,271
3.88%, 04/01/21 (Call 03/01/21)	1,234	1,200,781
Aircastle Ltd., 5.13%, 03/15/21	377	368,272
Ally Financial Inc., 4.25%, 04/15/21(b)	2,234	2,249,772
American Express Co.
3.00%, 02/22/21 (Call 01/22/21)	3,273	3,311,294
3.38%, 05/17/21 (Call 04/17/21)	5,207	5,301,976
3.70%, 11/05/21 (Call 10/05/21)	1,728	1,778,509
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	5,667	5,731,830
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	3,484	3,535,668
4.75%, 07/15/21	4,420	4,562,899
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)(b)	1,626	1,658,114
International Lease Finance Corp., 4.63%, 04/15/21	1,348	1,330,907
Jefferies Group LLC, 6.88%, 04/15/21(b)	1,727	1,780,502
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	1,887	1,922,098
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(b)	2,028	2,033,212

		45,084,690

Electric — 4.4%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	1,445	1,495,936
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	515	523,559
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)(b)	310	318,810
Berkshire Hathaway Energy Co., 2.38%, 01/15/21(b)	1,555	1,568,979
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(b)	1,334	1,345,592
CenterPoint Energy Inc., 3.60%, 11/01/21	1,191	1,225,527
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	814	834,383
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	1,575	1,584,781

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
2.72%, 08/15/21(c)	$2,607	$2,645,245
4.10%, 04/01/21(b)(c)	567	574,677
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,706	1,717,669
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,552	1,591,235
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,808	2,835,659
3.55%, 09/15/21 (Call 06/15/21)	1,523	1,560,664
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)(b)	455	464,937
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)(b)	1,074	1,096,307
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	2,414	2,426,842
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	684	693,993
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	410	420,771
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,300	1,310,582
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,613	1,623,936
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)(b)	368	371,246
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21(b)	1,510	1,535,866
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	4,525	4,599,527
4.50%, 06/01/21 (Call 03/01/21)	828	849,205
Ohio Power Co., Series M, 5.38%, 10/01/21(b)	851	904,400
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	886	908,921
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	365	368,241
PNM Resources Inc., 3.25%, 03/09/21	776	780,757
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(b)	690	705,208
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,324	1,342,033
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)(b)	1,776	1,800,864
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)(b)	672	676,617
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	1,025	1,033,251
Puget Energy Inc., 6.00%, 09/01/21	1,155	1,204,919
San Diego Gas & Electric Co., 3.00%, 08/15/21(b)	958	973,587
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	723	738,125
Series A, 2.90%, 03/01/21	1,552	1,564,633
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	5,274	5,332,594
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(b)	1,159	1,176,003
WEC Energy Group Inc., 3.38%, 06/15/21	2,113	2,167,579
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	222	226,052
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,018	1,052,520
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,323	1,331,520

		59,503,752

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,742	1,783,042

Electronics — 0.8%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)(b)	645	656,055
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	675	684,855
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(b)	1,647	1,653,390
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	4,828	4,905,779
4.25%, 03/01/21	1,650	1,695,029

Security	Par (000)	Value

Electronics (continued)
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	$1,507	$1,538,421

		11,133,529

Environmental Control — 0.2%
Republic Services Inc., 5.25%, 11/15/21	2,154	2,281,345
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	925	943,796

		3,225,141

Food — 1.6%
Campbell Soup Co., 3.30%, 03/15/21(b)	1,845	1,865,516
Conagra Brands Inc., 3.80%, 10/22/21(b)	3,777	3,895,258
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	2,467	2,536,101
3.20%, 04/16/21	2,790	2,831,264
Hershey Co. (The), 3.10%, 05/15/21	971	992,925
JM Smucker Co. (The), 3.50%, 10/15/21	2,059	2,127,359
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	298	300,128
2.95%, 11/01/21 (Call 10/01/21)(b)	1,823	1,866,114
3.30%, 01/15/21 (Call 12/15/20)(b)	1,729	1,748,520
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	1,333	1,340,198
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	1,600	1,619,792

		21,123,175

Forest Products & Paper — 0.0%
International Paper Co., 7.50%, 08/15/21	560	606,620

Gas — 0.2%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	939	951,949
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)(b)	1,201	1,218,618
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)(b)	319	325,578

		2,496,145

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	840	860,378

Health Care – Products — 0.3%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	1,295	1,304,570
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	2,014	2,037,463
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	817	830,562

		4,172,595

Health Care – Services — 0.9%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	1,856	1,901,954
Quest Diagnostics Inc., 4.70%, 04/01/21(b)	1,230	1,264,637
UnitedHealth Group Inc.
2.13%, 03/15/21(b)	2,438	2,463,574
2.88%, 12/15/21	2,800	2,885,428
3.15%, 06/15/21	1,430	1,464,163
3.38%, 11/15/21 (Call 08/15/21)	1,346	1,387,659
4.70%, 02/15/21 (Call 11/15/20)(b)	404	411,769

		11,779,184

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	853	879,170

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	245	254,658

Insurance — 1.4%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	4,196	4,256,590

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)(b)	$1,393	$1,407,292
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21(b)	2,382	2,438,239
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	3,104	3,143,297
3.75%, 08/15/21	963	998,910
CNA Financial Corp., 5.75%, 08/15/21	483	506,498
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	1,540	1,595,255
Progressive Corp. (The), 3.75%, 08/23/21	777	801,577
Prudential Financial Inc., 4.50%, 11/16/21	1,155	1,210,752
Reinsurance Group of America Inc., 5.00%, 06/01/21	470	483,874
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(b)	1,150	1,161,592
Willis Towers Watson PLC, 5.75%, 03/15/21	1,112	1,147,017

		19,150,893

Internet — 1.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	4,165	4,244,968
Alphabet Inc., 3.63%, 05/19/21(b)	2,511	2,588,012
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	3,470	3,597,037
eBay Inc., 2.88%, 08/01/21 (Call 06/01/21)	2,190	2,222,478
JD.com Inc., 3.13%, 04/29/21(b)	1,795	1,805,878

		14,458,373

Lodging — 0.2%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,611	1,578,925
Series N, 3.13%, 10/15/21 (Call 07/15/21)	880	861,265

		2,440,190

Machinery — 2.2%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,037	3,061,478
1.93%, 10/01/21	1,290	1,305,648
2.90%, 03/15/21(b)	844	858,027
3.15%, 09/07/21	2,943	3,027,641
Series I, 2.65%, 05/17/21	1,475	1,499,441
Caterpillar Inc., 3.90%, 05/27/21	3,076	3,161,359
CNH Industrial Capital LLC
3.88%, 10/15/21	534	539,847
4.88%, 04/01/21	1,988	2,002,294
John Deere Capital Corp.
2.30%, 06/07/21	1,674	1,697,553
2.35%, 01/08/21(b)	2,077	2,097,375
2.55%, 01/08/21(b)	1,516	1,530,645
2.80%, 03/04/21	1,471	1,493,845
2.88%, 03/12/21(b)	783	795,779
3.13%, 09/10/21	1,934	1,987,823
3.15%, 10/15/21	1,445	1,483,639
3.90%, 07/12/21(b)	1,192	1,232,230
Xylem Inc./NY, 4.88%, 10/01/21(b)	1,330	1,396,832

		29,171,456

Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,858	1,877,268
3.00%, 09/14/21 (Call 08/14/21)	845	868,085
General Electric Co.
4.63%, 01/07/21(b)	2,984	3,026,671
4.65%, 10/17/21	4,307	4,470,322
5.30%, 02/11/21(b)	3,202	3,264,471
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)(b)	435	446,288

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	$660	$666,864

		14,619,969

Media — 1.4%
Discovery Communications LLC, 4.38%, 06/15/21	1,912	1,959,819
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,873	2,927,759
4.13%, 02/15/21 (Call 11/15/20)	2,035	2,042,448
TWDC Enterprises 18 Corp.
2.30%, 02/12/21(b)	2,163	2,181,364
2.75%, 08/16/21(b)	1,504	1,537,404
3.75%, 06/01/21	1,601	1,648,262
ViacomCBS Inc.
3.88%, 12/15/21(b)	1,393	1,436,127
4.50%, 03/01/21	1,287	1,329,535
ViacomCBS, Inc., 4.30%, 02/15/21 (Call 05/04/20)	915	934,362
Walt Disney Co. (The), 4.50%, 02/15/21(b)	2,234	2,286,968

		18,284,048

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,600	1,642,944
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	480	494,386
Newmont Corp., 3.63%, 06/09/21 (Call 04/09/21)	1,403	1,423,806

		3,561,136

Oil & Gas — 3.3%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,722	1,733,141
4.74%, 03/11/21	3,284	3,372,504
BP Capital Markets PLC, 3.56%, 11/01/21	3,171	3,257,663
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	1,716	1,715,640
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)	3,839	3,880,653
EOG Resources Inc., 4.10%, 02/01/21	1,885	1,916,121
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	7,501	7,563,033
Marathon Petroleum Corp., 5.13%, 03/01/21	2,792	2,814,811
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	1,084	982,147
Pioneer Natural Resources Co., 3.45%, 01/15/21 (Call 12/15/20)	1,420	1,424,033
Shell International Finance BV
1.75%, 09/12/21	3,223	3,234,925
1.88%, 05/10/21	3,968	3,985,380
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	3,409	3,439,511
2.75%, 06/19/21	3,296	3,342,144
Total Capital SA
4.13%, 01/28/21	995	1,015,577
4.25%, 12/15/21	885	924,418

		44,601,701

Oil & Gas Services — 0.1%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	1,809	1,802,650

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	845	871,880

Pharmaceuticals — 6.4%
AbbVie Inc.
2.15%, 11/19/21(a)(b)	5,505	5,577,721
2.30%, 05/14/21 (Call 04/14/21)	5,672	5,724,636
3.38%, 11/14/21	2,755	2,843,325
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)(b)	1,090	1,116,574
Becton Dickinson and Co., 3.13%, 11/08/21	2,644	2,702,485

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.25%, 08/15/21(a)	$1,437	$1,460,294
2.55%, 05/14/21(a)	2,865	2,911,356
2.88%, 02/19/21(a)	1,690	1,715,502
Cigna Corp., 3.40%, 09/17/21	3,659	3,764,123
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	4,873	4,912,471
3.35%, 03/09/21	6,236	6,341,887
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	4,117	4,213,708
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(b)	3,183	3,213,525
2.45%, 12/05/21	845	868,939
3.55%, 05/15/21	908	935,158
McKesson Corp., 4.75%, 03/01/21 (Call 12/01/20)	100	101,039
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)(b)	2,907	2,947,262
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	6,216	6,276,482
Perrigo Finance Unlimited Co., 3.50%, 12/15/21 (Call 10/15/21)	287	289,796
Pfizer Inc.
1.95%, 06/03/21	3,167	3,215,962
2.20%, 12/15/21(b)	3,699	3,781,488
3.00%, 09/15/21	2,308	2,378,763
Sanofi, 4.00%, 03/29/21	4,231	4,348,833
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	9,221	9,360,145
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	3,228	3,359,929
Zoetis Inc., 3.25%, 08/20/21	790	809,142

		85,170,545

Pipelines — 1.8%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	968	982,481
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	2,266	2,263,643
Enterprise Products Operating LLC
2.80%, 02/15/21	1,789	1,797,587
2.85%, 04/15/21 (Call 03/15/21)	1,642	1,642,805
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,495	2,500,514
5.00%, 10/01/21 (Call 07/01/21)	1,441	1,468,581
5.80%, 03/01/21	792	811,784
Magellan Midstream Partners LP, 4.25%, 02/01/21	1,255	1,263,572
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	833	829,943
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	5,543	5,543,499
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	625	637,319
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	1,345	1,340,857
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	72	72,835
TransCanada PipeLines Ltd., 9.88%, 01/01/21	637	669,742
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	1,831	1,856,817
7.88%, 09/01/21	430	456,372

		24,138,351

Real Estate Investment Trusts — 1.4%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	2,464	2,492,681

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.45%, 09/15/21	$1,626	$1,673,203
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	2,371	2,410,240
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	433	431,627
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)(b)	2,171	2,192,167
3.40%, 02/15/21 (Call 01/15/21)	1,985	2,008,701
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)(b)	2,119	2,197,022
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)	324	324,081
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)	1,100	1,103,366
Service Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)(b)	846	805,206
Simon Property Group LP, 2.50%, 07/15/21 (Call 04/15/21)	1,519	1,517,071
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 05/18/20)	1,069	1,105,121

		18,260,486

Retail — 2.6%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)(b)	921	917,565
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,806	1,832,331
Costco Wholesale Corp., 2.15%, 05/18/21 (Call 04/18/21)	2,991	3,042,774
Family Dollar Stores Inc., 5.00%, 02/01/21(b)	342	347,055
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	4,593	4,638,241
4.40%, 04/01/21 (Call 01/01/21)	2,709	2,772,689
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	1,291	1,313,644
3.80%, 11/15/21 (Call 08/15/21)	1,420	1,469,075
McDonald’s Corp., 3.63%, 05/20/21(b)	1,384	1,420,579
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	890	877,095
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,142	1,174,410
4.88%, 01/14/21 (Call 10/14/20)	365	370,446
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	3,181	3,201,740
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	1,625	1,645,183
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	3,451	3,519,951
Walmart Inc.
3.13%, 06/23/21	6,521	6,704,762
4.25%, 04/15/21(b)	140	144,736

		35,392,276

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21(b)	230	244,191

Semiconductors — 2.0%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,289	1,301,078
2.95%, 01/12/21	1,400	1,417,542
Applied Materials Inc., 4.30%, 06/15/21	1,489	1,548,590
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21	1,154	1,150,572
Broadcom Inc., 3.13%, 04/15/21(a)(b)	2,998	3,018,027
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	2,335	2,354,917
3.30%, 10/01/21	4,925	5,110,426
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	2,493	2,540,467
Microchip Technology Inc., 3.92%, 06/01/21	2,294	2,329,947
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(b)	3,033	3,091,628
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,804	1,829,148
Xilinx Inc., 3.00%, 03/15/21	1,052	1,065,823

		26,758,165

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	$1,852	$1,879,095
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	1,600	1,631,632
Fiserv Inc., 4.75%, 06/15/21	616	638,145
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(b)	8,064	8,165,364
4.00%, 02/08/21(b)	1,025	1,052,039
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,905	12,061,670
2.80%, 07/08/21	4,610	4,713,587

		30,141,532

Telecommunications — 3.0%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)(b)	5,259	5,323,738
3.88%, 08/15/21(b)	2,882	2,973,360
4.45%, 05/15/21	2,607	2,687,895
4.60%, 02/15/21 (Call 11/15/20)	1,659	1,687,502
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(b)	7,797	7,926,898
2.20%, 02/28/21	6,290	6,365,920
2.90%, 03/04/21(b)	1,144	1,165,015
Orange SA, 4.13%, 09/14/21	2,958	3,095,074
Telefonica Emisiones SA, 5.46%, 02/16/21	4,202	4,324,404
Verizon Communications Inc.
3.45%, 03/15/21	1,722	1,758,541
4.60%, 04/01/21	2,795	2,887,626

		40,195,973

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	856	864,714

Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)	1,473	1,511,902
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	895	914,019
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,077	1,104,776
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	934	959,694
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	905	897,588
3.45%, 11/15/21 (Call 10/15/21)	1,515	1,520,712
3.50%, 06/01/21	548	552,274

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
3.20%, 06/08/21	$1,505	$1,538,200
4.00%, 02/01/21 (Call 11/01/20)	1,306	1,321,999
United Parcel Service Inc.
2.05%, 04/01/21	2,089	2,109,075
3.13%, 01/15/21	3,772	3,826,128

		16,256,367

Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21(b)	585	601,444

Total Corporate Bonds & Notes — 97.8% (Cost: $1,293,793,865)		1,307,808,546

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	62,180	62,248,124
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	20,858	20,858,000

		83,106,124

Total Short-Term Investments — 6.2% (Cost: $83,019,653)		83,106,124

Total Investments in Securities — 104.0% (Cost: $1,376,813,518)		1,390,914,670

Other Assets, Less Liabilities — (4.0)%		(53,589,302)

Net Assets — 100.0%		$1,337,325,368

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,042	23,138	62,180	$62,248,124	$116,035	(b)	$(10,710)	$70,327
BlackRock Cash Funds: Treasury, SL Agency Shares	18,477	2,381	20,858	20,858,000	60,598		—	—

				$83,106,124	$176,633		$(10,710)	$70,327

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,307,808,546	$—	$1,307,808,546
Money Market Funds	83,106,124	—	—	83,106,124

	$83,106,124	$1,307,808,546	$—	$1,390,914,670

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$3,006	$3,153,324
WPP Finance 2010, 3.63%, 09/07/22	1,467	1,484,428

		4,637,752

Aerospace & Defense — 1.2%
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	405	390,084
2.70%, 05/01/22	1,181	1,139,394
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	2,696	2,778,686
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	4,175	4,318,411
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	2,774	2,879,218
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	3,206	3,284,130

		14,789,923

Agriculture — 2.0%
Altria Group Inc.
2.85%, 08/09/22(a)	4,561	4,689,529
3.49%, 02/14/22	2,351	2,427,125
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)(a)	720	749,592
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	4,401	4,477,577
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	1,084	1,095,512
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	3,031	3,117,929
2.50%, 08/22/22	2,272	2,346,976
2.50%, 11/02/22 (Call 10/02/22)	353	365,729
2.63%, 02/18/22 (Call 01/18/22)	1,216	1,248,638
Reynolds American Inc., 4.00%, 06/12/22(a)	3,347	3,481,918

		24,000,525

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	374	363,271
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	430	424,724

		787,995

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,047	964,737

Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.95%, 05/20/22	1,128	1,126,443
2.20%, 06/27/22(a)	1,633	1,640,740
2.60%, 11/16/22	1,944	1,971,605
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	2,813	2,680,311
3.45%, 01/14/22 (Call 12/14/21)	3,109	3,005,128
3.45%, 04/10/22 (Call 02/10/22)	4,093	3,944,015
3.55%, 07/08/22	2,627	2,534,425
PACCAR Financial Corp.
2.00%, 09/26/22	465	472,635
2.30%, 08/10/22	571	582,711
2.65%, 05/10/22	1,710	1,756,273
2.85%, 03/01/22	360	369,720
Toyota Motor Corp., 2.16%, 07/02/22	1,432	1,455,943
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	1,953	1,986,767
2.60%, 01/11/22	2,971	3,032,619
2.65%, 04/12/22	1,760	1,807,256
2.80%, 07/13/22(a)	1,228	1,267,615

Security	Par (000)	Value

Auto Manufacturers (continued)
3.30%, 01/12/22	$3,062	$3,161,944

		32,796,150

Banks — 28.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	2,378	2,423,467
2.63%, 05/19/22(a)	1,580	1,623,845
2.63%, 11/09/22	2,182	2,254,770
Banco Santander SA, 3.50%, 04/11/22	2,227	2,272,698
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	4,815	4,904,126
5.70%, 01/24/22	3,048	3,266,724
Bank of Montreal
2.05%, 11/01/22	1,065	1,083,382
2.35%, 09/11/22	2,865	2,949,804
2.55%, 11/06/22 (Call 10/06/22)	3,143	3,249,611
2.90%, 03/26/22	3,811	3,923,501
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	2,230	2,270,474
2.60%, 02/07/22 (Call 01/07/22)	3,450	3,545,013
Bank of Nova Scotia (The)
2.00%, 11/15/22(a)	2,064	2,091,018
2.45%, 09/19/22	2,809	2,899,899
2.70%, 03/07/22	4,333	4,458,180
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	1,647	1,654,263
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	2,845	2,923,038
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	4,095	4,083,616
2.65%, 08/08/22 (Call 07/08/22)	1,644	1,661,624
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	4,651	4,763,043
2.75%, 04/25/22 (Call 03/25/22)	5,741	5,876,889
4.05%, 07/30/22	1,792	1,878,858
4.50%, 01/14/22	6,635	6,955,670
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	1,470	1,490,947
3.25%, 02/14/22 (Call 01/14/22)(a)	1,741	1,781,130
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	7,433	7,755,443
3.95%, 11/09/22	3,365	3,475,507
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	1,305	1,339,582
Credit Suisse AG/New York NY, 2.80%, 04/08/22	4,050	4,146,309
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	4,936	5,133,391
Deutsche Bank AG/New York NY
3.30%, 11/16/22	2,389	2,348,865
Series D, 5.00%, 02/14/22	3,031	3,082,103
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)(a)	1,980	2,016,472
3.50%, 03/15/22 (Call 02/15/22)	1,263	1,307,281
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	1,371	1,401,203
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	8,146	8,249,617
5.75%, 01/24/22	10,865	11,624,029
HSBC Holdings PLC
2.65%, 01/05/22	6,968	7,073,635
4.00%, 03/30/22(a)	4,618	4,819,345
4.88%, 01/14/22	1,696	1,791,095
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	3,271	3,316,205

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)(a)	$1,270	$1,303,185
3.13%, 04/01/22 (Call 03/01/22)	1,383	1,426,772
ING Groep NV, 3.15%, 03/29/22(a)	3,739	3,835,317
JPMorgan Chase & Co.
3.25%, 09/23/22	7,578	7,930,150
4.50%, 01/24/22	7,470	7,885,556
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,910	1,949,881
2.40%, 06/09/22	1,505	1,536,093
3.18%, 05/22/22	562	576,084
3.30%, 02/01/22	1,609	1,661,743
Lloyds Bank PLC, 2.25%, 08/14/22	3,057	3,109,244
Lloyds Banking Group PLC, 3.00%, 01/11/22	3,540	3,602,906
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)(a)	1,554	1,595,367
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	5,276	5,376,033
2.67%, 07/25/22	4,748	4,844,574
3.00%, 02/22/22	2,300	2,354,533
3.22%, 03/07/22	3,937	4,047,315
Mizuho Financial Group Inc.
2.60%, 09/11/22	2,428	2,468,863
2.95%, 02/28/22	3,821	3,890,733
Morgan Stanley
2.75%, 05/19/22	8,329	8,531,645
4.88%, 11/01/22	5,101	5,438,584
MUFG Americas Holdings Corp., 3.50%, 06/18/22	260	267,433
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,575	1,593,695
3.15%, 04/01/22 (Call 03/01/22)	2,812	2,895,095
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,525	1,547,768
2.50%, 05/22/22	2,632	2,699,458
2.80%, 01/10/22	2,573	2,641,570
Northern Trust Corp., 2.38%, 08/02/22(a)	1,216	1,248,917
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	1,655	1,698,096
2.63%, 02/17/22 (Call 01/18/22)	3,843	3,932,042
2.70%, 11/01/22 (Call 10/01/22)	2,029	2,095,328
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	1,476	1,535,911
3.30%, 03/08/22 (Call 02/06/22)	1,865	1,931,487
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	2,564	2,611,485
Royal Bank of Canada
2.75%, 02/01/22	3,640	3,746,033
2.80%, 04/29/22	2,192	2,256,160
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	5,899	6,308,273
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,556	2,592,372
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	1,087	1,111,001
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	2,235	2,308,934
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	3,395	3,467,959
2.78%, 10/18/22	3,540	3,635,261
2.85%, 01/11/22	2,436	2,482,479
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,507	2,459,292
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	636	635,186
Toronto-Dominion Bank (The), 1.90%, 12/01/22	2,613	2,656,036

Security	Par (000)	Value

Banks (continued)
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	$2,576	$2,636,021
2.63%, 01/15/22 (Call 12/15/21)(a)	1,927	1,967,409
2.80%, 05/17/22 (Call 04/17/22)(a)	2,629	2,712,103
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)	2,821	2,882,893
2.75%, 04/01/22 (Call 03/01/22)	2,754	2,822,602
3.05%, 06/20/22 (Call 05/20/22)	3,397	3,509,271
3.95%, 03/22/22 (Call 02/22/22)	730	758,704
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	3,461	3,584,523
3.00%, 03/15/22 (Call 02/15/22)	2,562	2,651,798
Series V, 2.63%, 01/24/22 (Call 12/23/21)	2,625	2,703,120
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	2,145	2,172,499
2.65%, 05/23/22 (Call 04/22/22)(a)	2,601	2,685,090
Wells Fargo & Co.
2.63%, 07/22/22	9,812	10,045,722
3.50%, 03/08/22(a)	6,398	6,629,416
Westpac Banking Corp.
2.50%, 06/28/22	2,890	2,966,787
2.80%, 01/11/22	3,234	3,324,164
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)(a)	896	895,919

		333,835,562

Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	1,102	1,134,861
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	662	670,341
Coca-Cola Co. (The), 2.20%, 05/25/22(a)	1,093	1,126,653
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	1,835	1,869,663
2.70%, 05/09/22 (Call 04/09/22)(a)	1,346	1,368,236
Diageo Investment Corp., 2.88%, 05/11/22	2,351	2,441,890
Molson Coors Beverage Co., 3.50%, 05/01/22	991	1,010,959
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	1,911	1,970,184
2.75%, 03/05/22	3,168	3,284,139
3.10%, 07/17/22 (Call 05/17/22)	2,020	2,121,586

		16,998,512

Biotechnology — 1.2%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	3,991	4,102,349
2.70%, 05/01/22 (Call 03/01/22)(a)	1,387	1,430,815
3.63%, 05/15/22 (Call 02/15/22)	2,121	2,214,260
Biogen Inc., 3.63%, 09/15/22	2,527	2,669,321
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	1,535	1,561,433
3.25%, 09/01/22 (Call 07/01/22)	2,606	2,732,339

		14,710,517

Building Materials — 0.1%
Masco Corp., 5.95%, 03/15/22(a)	697	741,120

Chemicals — 1.2%
Cabot Corp., 3.70%, 07/15/22	589	599,626
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	918	944,053
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)(a)	2,323	2,401,192
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	1,852	1,919,116
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	150	151,271
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,199	1,196,926

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp., 4.10%, 12/15/22(a)	$364	$386,291
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,442	1,480,718
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,430	1,461,288
2.45%, 02/15/22 (Call 11/15/21)(a)	1,523	1,558,014
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	745	768,557
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	315	317,797
4.20%, 01/15/22 (Call 10/15/21)	580	602,678

		13,787,527

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,579	1,631,470
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,787	1,844,774
3.25%, 06/01/22 (Call 03/01/22)(a)	110	113,026
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	929	954,613
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	853	906,969
PayPal Holdings Inc., 2.20%, 09/26/22	2,789	2,841,349
Verisk Analytics Inc., 4.13%, 09/12/22	1,099	1,162,896

		9,455,097

Computers — 3.5%
Apple Inc.
1.70%, 09/11/22	2,325	2,385,194
2.10%, 09/12/22 (Call 08/12/22)	2,818	2,912,234
2.15%, 02/09/22	3,551	3,643,184
2.30%, 05/11/22 (Call 04/11/22)	1,413	1,459,643
2.50%, 02/09/22 (Call 01/09/22)	4,542	4,684,346
2.70%, 05/13/22	3,367	3,512,320
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	572	581,959
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	3,616	3,797,017
HP Inc., 4.05%, 09/15/22	1,199	1,249,022
IBM Credit LLC, 2.20%, 09/08/22(a)	1,306	1,346,094
International Business Machines Corp.
1.88%, 08/01/22	2,852	2,916,370
2.50%, 01/27/22	2,438	2,503,387
2.85%, 05/13/22	5,845	6,077,339
2.88%, 11/09/22(a)	2,710	2,839,944
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	1,069	1,086,617

		40,994,670

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
2.25%, 11/15/22	908	944,647
2.30%, 05/03/22	1,252	1,294,067
Procter & Gamble Co. (The)
2.15%, 08/11/22(a)	3,233	3,352,977
2.30%, 02/06/22	2,110	2,168,974
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	1,815	1,863,642
3.00%, 03/07/22	1,270	1,324,788

		10,949,095

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	445	412,123
3.95%, 02/01/22 (Call 01/01/22)	2,947	2,760,838
4.63%, 07/01/22	828	782,990
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	1,783	1,667,604
3.50%, 01/15/22	1,882	1,775,912

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 02/01/22 (Call 12/01/21)	$1,054	$983,983
Aircastle Ltd., 5.50%, 02/15/22	1,076	1,033,466
Ally Financial Inc.
4.13%, 02/13/22	480	487,061
4.63%, 05/19/22	1,795	1,820,417
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	4,770	4,875,751
2.65%, 12/02/22	3,446	3,544,177
2.75%, 05/20/22 (Call 04/20/22)	2,750	2,817,072
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)(a)	4,071	4,171,432
Ameriprise Financial Inc., 3.00%, 03/22/22	1,055	1,089,214
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)(a)	2,641	2,688,723
CME Group Inc., 3.00%, 09/15/22	1,838	1,925,654
Discover Financial Services
3.85%, 11/21/22	1,304	1,334,031
5.20%, 04/27/22	915	950,511
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	1,485	1,508,656
Franklin Resources Inc., 2.80%, 09/15/22(a)	335	347,227
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	926	953,011
International Lease Finance Corp.
5.88%, 08/15/22	2,078	2,006,621
8.63%, 01/15/22	1,743	1,771,585
Invesco Finance PLC, 3.13%, 11/30/22	579	588,507
ORIX Corp., 2.90%, 07/18/22	1,197	1,214,716
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	1,425	1,388,776
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	2,003	2,056,019
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	2,607	2,698,141
2.80%, 12/14/22 (Call 10/14/22)	5,811	6,123,167
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)(a)	1,502	1,541,593

		57,318,978

Electric — 4.8%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)(a)	775	793,275
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,104	1,134,194
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	725	744,720
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	902	933,705
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,603	1,638,330
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	907	960,332
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	395	410,721
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)(a)	974	995,272
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,755	1,799,296
DTE Energy Co.
2.25%, 11/01/22	1,545	1,573,397
Series B, 2.60%, 06/15/22	545	552,270
Series B, 3.30%, 06/15/22 (Call 04/15/22)	1,057	1,089,228
Duke Energy Carolinas LLC, 3.35%, 05/15/22	120	126,214
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	1,241	1,274,333
3.05%, 08/15/22 (Call 05/15/22)	2,489	2,569,967
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)(a)	1,485	1,533,188

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	$1,265	$1,263,469
3.13%, 11/15/22 (Call 10/15/22)	440	447,075
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	1,942	2,052,966
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,106	2,161,999
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	3,328	3,438,623
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	818	846,556
4.25%, 06/15/22 (Call 03/15/22)(a)	1,274	1,338,082
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,000	1,021,320
Georgia Power Co., 2.85%, 05/15/22(a)	1,109	1,148,214
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	630	647,004
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)(a)	825	848,306
2.40%, 04/25/22 (Call 03/25/22)	1,156	1,190,773
3.05%, 02/15/22 (Call 11/15/21)	1,139	1,177,601
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22(a)	1,000	1,015,560
2.90%, 04/01/22	3,750	3,872,363
3.20%, 02/25/22	317	327,280
3.30%, 08/15/22	220	229,552
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	905	920,928
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	441	452,263
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	965	1,018,548
7.00%, 09/01/22	1,321	1,500,247
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	1,003	1,036,490
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	445	456,392
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	548	569,186
4.20%, 06/15/22 (Call 03/15/22)	998	1,041,712
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,478	1,517,817
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	540	552,296
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	1,779	1,829,026
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)(a)	912	958,722
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	1,405	1,441,404
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	1,095	1,108,830
Virginia Electric & Power Co., 2.95%, 01/15/22 (Call 10/15/21)	788	814,532
WEC Energy Group Inc., 3.10%, 03/08/22	618	637,275
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	260	265,023

		57,275,876

Electronics — 0.8%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,205	1,242,102
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	752	760,174
Avnet Inc., 4.88%, 12/01/22(a)	616	650,274
Honeywell International Inc., 2.15%, 08/08/22 (Call 07/08/22)(a)	2,376	2,445,046
Jabil Inc., 4.70%, 09/15/22	1,545	1,587,596
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	454	464,229
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	1,757	1,734,387

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	$323	$334,399

		9,218,207

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	2,744	2,864,077
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	1,780	1,847,569

		4,711,646

Food — 1.0%
Campbell Soup Co., 2.50%, 08/02/22	640	653,453
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	250	256,630
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,584	1,637,397
JM Smucker Co. (The), 3.00%, 03/15/22	1,095	1,126,799
Kellogg Co., 3.13%, 05/17/22(a)	485	501,849
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	1,010	1,045,006
3.40%, 04/15/22 (Call 01/15/22)	1,193	1,238,310
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	1,892	1,941,041
Sysco Corp., 2.60%, 06/12/22(a)	1,030	1,036,994
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	2,493	2,635,325

		12,072,804

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)(a)	725	744,807

Gas — 0.1%
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	1,030	1,064,103

Hand & Machine Tools — 0.2%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)(a)	313	320,700
Stanley Black & Decker Inc., 2.90%, 11/01/22	1,578	1,637,364

		1,958,064

Health Care – Products — 1.2%
Abbott Laboratories, 2.55%, 03/15/22(a)	2,200	2,276,384
Boston Scientific Corp., 3.38%, 05/15/22	1,208	1,253,675
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	1,117	1,165,846
DH Europe Finance II Sarl, 2.05%, 11/15/22	3,061	3,109,486
Medtronic Inc., 3.15%, 03/15/22	3,965	4,142,315
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	2,027	2,072,830

		14,020,536

Health Care – Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	2,680	2,764,152
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	2,011	2,089,992
3.13%, 05/15/22	2,536	2,631,861
CommonSpirit Health, 2.95%, 11/01/22(a)	565	572,967
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	1,184	1,218,525
3.15%, 12/01/22 (Call 09/01/22)	1,309	1,355,312
Laboratory Corp. of America Holdings
3.20%, 02/01/22	1,312	1,349,956
3.75%, 08/23/22 (Call 05/23/22)	1,096	1,150,734
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	1,041	1,077,123
2.88%, 03/15/22 (Call 12/15/21)	3,830	3,960,565
3.35%, 07/15/22	3,738	3,946,132

		22,117,319

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	1,479	1,457,348

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	$838	$802,393

		2,259,741

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	810	834,616
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,712	1,782,860

		2,617,476

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	136	138,353
Whirlpool Corp., 4.70%, 06/01/22	464	485,465

		623,818

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	975	996,655
2.88%, 10/01/22	407	416,719
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,648	1,720,166
Kimberly-Clark Corp., 2.40%, 03/01/22	341	350,381

		3,483,921

Insurance — 1.7%
Alleghany Corp., 4.95%, 06/27/22	709	750,916
American International Group Inc., 4.88%, 06/01/22	3,498	3,729,882
Aon Corp., 2.20%, 11/15/22	1,640	1,669,914
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	2,016	2,116,094
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,925	2,021,385
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	1,314	1,370,174
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	345	349,523
Fidelity National Financial Inc., 5.50%, 09/01/22	675	712,307
Lincoln National Corp., 4.20%, 03/15/22(a)	945	980,778
Markel Corp., 4.90%, 07/01/22(a)	150	159,951
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,935	1,994,192
MetLife Inc., 3.05%, 12/15/22	1,374	1,437,355
Primerica Inc., 4.75%, 07/15/22	365	384,097
Principal Financial Group Inc., 3.30%, 09/15/22	832	858,932
Sompo International Holdings Ltd., 4.70%, 10/15/22	501	519,186
WR Berkley Corp., 4.63%, 03/15/22	628	652,837

		19,707,523

Internet — 1.2%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	3,609	3,765,342
Baidu Inc.
2.88%, 07/06/22(a)	1,775	1,793,389
3.50%, 11/28/22	3,152	3,249,176
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	2,685	2,752,528
3.80%, 03/09/22 (Call 02/09/22)	2,068	2,154,690

		13,715,125

Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	1,676	1,764,275

Lodging — 0.3%
Choice Hotels International Inc., 5.75%, 07/01/22	201	200,529
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	2,673	2,583,134
3.25%, 09/15/22 (Call 06/15/22)	1,016	990,854

		3,774,517

Machinery — 2.5%
ABB Finance USA Inc., 2.88%, 05/08/22	3,803	3,914,960
Caterpillar Financial Services Corp. 1.90%, 09/06/22	2,154	2,194,129

Security	Par (000)	Value

Machinery (continued)
1.95%, 11/18/22	$2,090	$2,132,113
2.40%, 06/06/22	1,246	1,279,492
2.55%, 11/29/22(a)	1,113	1,154,827
2.85%, 06/01/22(a)	1,282	1,327,896
2.95%, 02/26/22	2,174	2,246,199
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)(a)	1,609	1,658,203
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,322	1,353,398
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	2,524	2,590,507
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	1,028	1,034,785
John Deere Capital Corp.
1.95%, 06/13/22	907	922,346
2.15%, 09/08/22	2,113	2,171,065
2.65%, 01/06/22(a)	1,940	1,989,916
2.75%, 03/15/22	1,233	1,270,200
2.95%, 04/01/22	1,797	1,860,452
3.20%, 01/10/22	578	598,317

		29,698,805

Manufacturing — 1.4%
3M Co.
2.00%, 06/26/22	1,625	1,665,657
2.75%, 03/01/22 (Call 02/01/22)(a)	1,575	1,636,630
Eaton Corp., 2.75%, 11/02/22	3,601	3,723,470
General Electric Co.
2.70%, 10/09/22	5,186	5,226,762
3.15%, 09/07/22	3,225	3,291,274
Parker-Hannifin Corp., 3.50%, 09/15/22	879	919,680

		16,463,473

Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	7,380	7,775,494
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,371	2,875,359
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	2,138	2,172,486
3.13%, 07/15/22	2,877	3,027,697
Discovery Communications LLC
3.30%, 05/15/22	2,086	2,139,735
3.50%, 06/15/22 (Call 04/15/22)	756	776,669
Fox Corp., 3.67%, 01/25/22	2,298	2,385,807
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	3,052	3,155,554
2.45%, 03/04/22	1,202	1,234,190
2.55%, 02/15/22	75	77,103
ViacomCBS Inc., 3.38%, 03/01/22 (Call 12/01/21)	1,580	1,612,801
Walt Disney Co. (The)
1.65%, 09/01/22	932	945,710
3.00%, 09/15/22	2,593	2,711,759

		30,890,364

Mining — 0.2%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	2,025	2,077,083
Southern Copper Corp., 3.50%, 11/08/22	829	833,866

		2,910,949

Oil & Gas — 3.9%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	1,173	1,074,656
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	2,828	2,879,328
3.25%, 05/06/22	3,210	3,305,369

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$2,611	$2,663,925
3.06%, 03/17/22	2,641	2,711,383
3.25%, 05/06/22	45	46,196
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	4,566	4,712,888
2.41%, 03/03/22 (Call 01/03/22)	2,849	2,920,196
2.50%, 03/03/22 (Call 02/03/22)	1,879	1,935,821
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	135	137,395
Exxon Mobil Corp.
1.90%, 08/16/22	3,652	3,732,636
2.40%, 03/06/22 (Call 01/06/22)	2,529	2,591,011
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	1,649	1,607,231
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	2,426	2,281,241
Newfield Exploration Co., 5.75%, 01/30/22	1,035	885,846
Phillips 66, 4.30%, 04/01/22	4,429	4,616,258
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	1,898	1,926,679
Shell International Finance BV, 2.38%, 08/21/22	2,871	2,938,641
Total Capital International SA, 2.88%, 02/17/22	3,129	3,204,878

		46,171,578

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	3,063	3,070,902
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,128	1,060,275
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	732	719,761

		4,850,938

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22	851	894,205

Pharmaceuticals — 7.8%
AbbVie Inc.
2.30%, 11/21/22(b)	7,331	7,507,897
2.90%, 11/06/22	7,789	8,096,743
3.20%, 11/06/22 (Call 09/06/22)	2,556	2,668,669
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	4,153	4,276,676
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	6,439	6,609,118
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	3,082	3,161,423
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	5,214	5,344,194
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	1,656	1,693,840
2.60%, 05/16/22(b)	3,827	3,951,454
3.25%, 08/15/22(b)	2,224	2,335,890
3.55%, 08/15/22(b)	1,904	2,014,337
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	2,935	2,983,251
Cigna Corp.
3.05%, 11/30/22 (Call 10/31/22)(b)	1,111	1,151,940
3.90%, 02/15/22(b)	2,195	2,285,807
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	3,592	3,718,510
3.50%, 07/20/22 (Call 05/20/22)	3,820	3,981,242
4.75%, 12/01/22 (Call 09/01/22)	1,059	1,139,918
Eli Lilly & Co., 2.35%, 05/15/22	1,557	1,606,170
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	5,647	5,858,085
2.88%, 06/01/22 (Call 05/01/22)	3,059	3,177,169
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)	2,857	2,942,396
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	975	1,001,413

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
2.35%, 02/10/22	$3,353	$3,448,762
2.40%, 09/15/22 (Call 06/15/22)	2,362	2,451,732
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	3,470	3,582,185
2.40%, 09/21/22	3,172	3,288,635
Pfizer Inc., 2.80%, 03/11/22	1,848	1,919,795

		92,197,251

Pipelines — 2.8%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	1,870	1,882,192
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	2,237	2,251,697
Energy Transfer Partners LP/Regency Energy
Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	1,581	1,584,051
5.88%, 03/01/22 (Call 12/01/21)	2,695	2,738,012
Enterprise Products Operating LLC
3.50%, 02/01/22	2,238	2,293,547
4.05%, 02/15/22	1,571	1,625,797
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	2,345	2,428,951
4.15%, 03/01/22	409	419,536
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)(b)	1,327	1,310,904
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	828	825,847
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	2,995	2,911,020
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,463	1,435,701
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,110	2,176,465
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	802	801,134
TransCanada PipeLines Ltd., 2.50%, 08/01/22	2,546	2,575,355
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,745	1,752,783
3.60%, 03/15/22 (Call 01/15/22)	3,590	3,634,983

		32,647,975

Real Estate Investment Trusts — 2.2%
American Tower Corp.
2.25%, 01/15/22	1,673	1,696,188
4.70%, 03/15/22	1,582	1,679,799
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)	1,027	1,048,249
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)(a)	1,193	1,205,419
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	335	338,394
Crown Castle International Corp., 4.88%, 04/15/22	2,199	2,341,583
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)(a)	1,020	1,050,008
3.95%, 07/01/22 (Call 05/01/22)(a)	1,195	1,252,468
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	315	326,800
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	475	486,661
Healthpeak Properties Inc., 3.15%, 08/01/22 (Call 05/01/22)	237	237,273
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	1,087	1,115,349
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	730	713,444
4.15%, 02/01/22 (Call 12/01/21)	932	909,949
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,532	1,569,534
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	175	172,536
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	2,682	2,756,023

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	$395	$413,367
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	1,086	993,418
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,585	1,582,638
2.63%, 06/15/22 (Call 03/15/22)	1,366	1,355,755
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,231	1,236,035
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	1,428	1,433,898
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	550	533,945

		26,448,733

Retail — 2.3%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	250	256,630
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,215	1,253,224
Costco Wholesale Corp.
2.25%, 02/15/22	1,032	1,066,004
2.30%, 05/18/22 (Call 04/18/22)	1,777	1,835,712
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	4,366	4,541,732
3.25%, 03/01/22	1,026	1,076,212
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	2,188	2,256,288
McDonald’s Corp., 2.63%, 01/15/22	3,832	3,930,674
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	240	247,925
QVC Inc., 5.13%, 07/02/22	826	809,794
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)(a)	1,353	1,393,130
Target Corp., 2.90%, 01/15/22	2,876	2,996,504
Walgreen Co., 3.10%, 09/15/22	3,247	3,342,300
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	2,506	2,616,439

		27,622,568

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	1,317	1,350,518

Semiconductors — 1.5%
Broadcom Inc., 3.13%, 10/15/22(b)	3,535	3,663,921
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,634	1,685,945
2.70%, 12/15/22	3,899	4,100,578
3.10%, 07/29/22(a)	2,321	2,449,816
QUALCOMM Inc., 3.00%, 05/20/22	4,562	4,752,418
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(a)	1,249	1,276,303

		17,928,981

Software — 2.9%
Activision Blizzard Inc., 2.60%, 06/15/22 (Call 05/15/22)	371	380,427
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	390	404,645
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	1,202	1,218,696
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	1,614	1,694,539
Microsoft Corp.
2.13%, 11/15/22(a)	1,041	1,090,343
2.38%, 02/12/22 (Call 01/12/22)	4,089	4,217,517
2.40%, 02/06/22 (Call 01/06/22)	4,854	4,990,834
2.65%, 11/03/22 (Call 09/03/22)	3,094	3,244,430
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	6,226	6,405,184
2.50%, 10/15/22	6,334	6,571,525
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)(a)	3,642	3,695,538

		33,913,678

Telecommunications — 3.0%
America Movil SAB de CV, 3.13%, 07/16/22	2,299	2,344,819

Security	Par/ Shares (000)	Value

Telecommunications (continued)
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$2,211	$2,263,224
3.00%, 02/15/22	3,255	3,346,368
3.00%, 06/30/22 (Call 04/30/22)	4,766	4,906,454
3.20%, 03/01/22 (Call 02/01/22)	4,521	4,685,338
3.40%, 06/15/22	1,187	1,236,237
3.80%, 03/15/22(a)	2,534	2,645,521
4.00%, 01/15/22	1,344	1,401,631
Cisco Systems Inc., 3.00%, 06/15/22	1,412	1,486,850
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)(a)	1,044	1,071,718
Motorola Solutions Inc., 3.75%, 05/15/22	1,362	1,409,234
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	2,352	2,434,673
2.95%, 03/15/22	2,376	2,470,779
3.13%, 03/16/22(a)	3,187	3,324,710
Vodafone Group PLC, 2.50%, 09/26/22	65	66,870

		35,094,426

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 2.60%, 11/19/22	610	616,082

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)(a)	1,481	1,529,725
3.05%, 09/01/22 (Call 06/01/22)	1,614	1,682,482
FedEx Corp.
2.63%, 08/01/22	1,401	1,436,473
3.40%, 01/14/22	1,245	1,282,960
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	326	333,638
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	1,540	1,590,543
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	740	728,204
2.80%, 03/01/22 (Call 02/01/22)	552	550,234
2.88%, 06/01/22 (Call 05/01/22)	2,092	2,088,925
Union Pacific Corp.
2.95%, 03/01/22	1,885	1,953,935
4.16%, 07/15/22 (Call 04/15/22)(a)	1,858	1,975,258
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	1,140	1,178,133
2.45%, 10/01/22	2,801	2,907,802

		19,238,312

Total Corporate Bonds & Notes — 98.7% (Cost: $1,144,197,542)		1,166,836,754

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	29,026	29,057,741

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	16,816	$16,816,000

		45,873,741

Total Short-Term Investments — 3.9% (Cost: $45,825,113)		45,873,741

Total Investments in Securities — 102.6% (Cost: $1,190,022,655)		1,212,710,495

Other Assets, Less Liabilities — (2.6)%		(30,630,056)

Net Assets — 100.0%		$1,182,080,439

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,228	(7,202)	29,026	$29,057,741	$99,897	(b)	$(5,003)	$36,034
BlackRock Cash Funds: Treasury, SL Agency Shares	6,693	10,123	16,816	16,816,000	28,523		—	—

				$45,873,741	$128,420		$(5,003)	$36,034

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,166,836,754	$—	$1,166,836,754
Money Market Funds	45,873,741	—	—	45,873,741

	$45,873,741	$1,166,836,754	$—	$1,212,710,495

See notes to financial statements.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$1,509	$1,554,813

Aerospace & Defense — 1.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)(a)	1,074	990,657
2.80%, 03/01/23 (Call 02/01/23)(a)	990	939,886
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	362	324,584
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,447	1,487,140
3.38%, 05/15/23 (Call 04/15/23)	2,012	2,150,104
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(b)	2,000	2,128,860
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	1,596	1,685,887
Northrop Grumman Corp., 3.25%, 08/01/23	2,859	3,047,437
Raytheon Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)(a)	2,391	2,576,852
Rockwell Collins Inc., 3.70%, 12/15/23 (Call 09/15/23)	1,058	1,132,927

		16,464,334

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23	1,108	1,149,439
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	1,251	1,282,901
2.63%, 03/06/23	1,605	1,671,367
3.60%, 11/15/23	1,069	1,149,506
Reynolds American Inc., 4.85%, 09/15/23	1,555	1,688,217

		6,941,430

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23(a)	945	832,908
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	222	188,340
Southwest Airlines Co., 4.75%, 05/04/23	750	744,615

		1,765,863

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	1,975	2,054,711

Auto Manufacturers — 2.9%
American Honda Finance Corp.
1.95%, 05/10/23	404	401,164
2.05%, 01/10/23	1,865	1,857,055
3.45%, 07/14/23(a)	1,044	1,084,758
3.63%, 10/10/23	2,726	2,846,626
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	615	665,276
General Motors Co., 4.88%, 10/02/23	2,482	2,437,051
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,215	1,152,926
3.70%, 05/09/23 (Call 03/09/23)	3,544	3,397,739
4.15%, 06/19/23 (Call 05/19/23)(a)	2,639	2,559,909
4.25%, 05/15/23	1,896	1,857,322
PACCAR Financial Corp.
1.90%, 02/07/23	853	859,295
3.40%, 08/09/23	340	360,278
Toyota Motor Corp., 3.42%, 07/20/23(a)	1,246	1,322,118
Toyota Motor Credit Corp.
2.25%, 10/18/23	2,346	2,404,462
2.63%, 01/10/23	2,907	3,003,948
2.70%, 01/11/23	983	1,018,467

Security	Par (000)	Value

Auto Manufacturers (continued)
3.45%, 09/20/23	$1,908	$2,031,123

		29,259,517

Banks — 26.0%
Banco Santander SA
3.13%, 02/23/23	2,910	2,960,838
3.85%, 04/12/23	2,840	2,943,688
Bank of America Corp.
3.30%, 01/11/23	10,055	10,532,009
4.10%, 07/24/23	4,556	4,928,681
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	2,175	2,214,694
2.20%, 08/16/23 (Call 06/16/23)	3,535	3,645,681
2.95%, 01/29/23 (Call 12/29/22)	2,671	2,805,431
3.45%, 08/11/23(a)	851	913,038
3.50%, 04/28/23	1,935	2,067,857
Bank of Nova Scotia (The)
1.63%, 05/01/23	100	100,043
1.95%, 02/01/23	2,682	2,712,682
2.38%, 01/18/23	1,250	1,283,087
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	3,728	3,812,141
BNP Paribas SA, 3.25%, 03/03/23	2,683	2,835,207
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(a)	2,728	2,933,036
Citigroup Inc.
3.38%, 03/01/23	913	953,336
3.50%, 05/15/23	2,485	2,592,203
3.88%, 10/25/23(a)	2,933	3,133,500
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,335	1,398,786
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,126	2,239,805
Cooperatieve Rabobank UA, 4.63%, 12/01/23	3,986	4,257,885
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	2,779	2,877,932
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	4,543	4,757,021
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,300	2,293,261
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	1,981	2,011,963
4.20%, 08/08/23	2,320	2,418,136
Fifth Third Bank/Cincinnati OH, 1.80%, 01/30/23 (Call 12/30/22)	1,000	1,007,690
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	4,249	4,409,272
3.63%, 01/22/23	5,262	5,527,415
HSBC Holdings PLC, 3.60%, 05/25/23	4,768	5,021,562
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	350	352,079
3.55%, 10/06/23 (Call 09/06/23)(a)	2,671	2,861,362
ING Groep NV, 4.10%, 10/02/23	3,387	3,624,327
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	4,923	5,096,782
2.97%, 01/15/23 (Call 01/15/22)	3,855	3,961,167
3.20%, 01/25/23	6,108	6,396,175
3.38%, 05/01/23	4,862	5,088,180
KeyBank N.A./Cleveland OH, 3.38%, 03/07/23(a)	1,295	1,363,894
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	1,200	1,200,840
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	4,153	4,381,664
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	1,452	1,548,355
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	424	433,637
3.46%, 03/02/23	3,506	3,659,352
3.76%, 07/26/23(a)	5,722	6,055,936

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 3.55%, 03/05/23	$2,559	$2,675,921
Morgan Stanley
3.13%, 01/23/23	4,604	4,787,654
3.75%, 02/25/23(a)	5,956	6,299,602
4.10%, 05/22/23	5,544	5,858,899
National Australia Bank Ltd./New York
2.88%, 04/12/23(a)	1,171	1,226,025
3.00%, 01/20/23	1,783	1,861,274
3.63%, 06/20/23	1,645	1,756,778
National Bank of Canada, 2.10%, 02/01/23	2,050	2,071,053
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	1,935	2,013,367
3.50%, 06/08/23 (Call 05/09/23)	921	981,943
3.80%, 07/25/23 (Call 06/25/23)	1,686	1,808,168
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	2,499	2,639,069
Royal Bank of Canada
1.95%, 01/17/23	2,170	2,200,575
3.70%, 10/05/23	4,075	4,368,115
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	6,307	6,611,313
6.10%, 06/10/23	2,293	2,474,583
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	2,295	2,310,422
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	2,814	2,867,804
Santander UK PLC, 2.10%, 01/13/23	2,705	2,714,819
State Street Corp.
3.10%, 05/15/23	2,480	2,606,654
3.70%, 11/20/23(a)	2,283	2,531,345
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	1,255	1,296,177
3.95%, 07/19/23	1,550	1,655,555
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	4,513	4,677,860
3.75%, 07/19/23(a)	1,322	1,398,491
3.94%, 10/16/23	1,824	1,950,203
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	2,323	2,509,467
Toronto-Dominion Bank (The), 3.50%, 07/19/23	3,967	4,267,580
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	2,145	2,144,314
2.75%, 05/01/23 (Call 04/01/23)(a)	439	456,727
3.00%, 02/02/23 (Call 01/02/23)	2,084	2,173,841
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	1,889	1,931,162
3.75%, 12/06/23 (Call 11/06/23)(a)	2,930	3,146,908
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	750	765,660
2.85%, 01/23/23 (Call 12/23/22)(a)	2,078	2,166,647
3.40%, 07/24/23 (Call 06/23/23)	2,856	3,054,064
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	8,846	9,060,427
4.13%, 08/15/23	3,366	3,585,833
Series M, 3.45%, 02/13/23	5,467	5,691,366
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	5,732	6,109,223
Westpac Banking Corp.
2.00%, 01/13/23	857	872,734
2.75%, 01/11/23	3,365	3,493,005
3.65%, 05/15/23	2,290	2,445,583

		265,129,840

Security	Par (000)	Value

Beverages — 3.2%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$227	$236,191
3.30%, 02/01/23 (Call 12/01/22)(a)	7,951	8,387,828
Coca-Cola Co. (The)
2.50%, 04/01/23	1,999	2,098,850
3.20%, 11/01/23(a)	3,737	4,060,849
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)(a)	1,653	1,722,294
4.25%, 05/01/23	2,434	2,609,199
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	2,597	2,703,347
3.50%, 09/18/23 (Call 08/18/23)	805	869,875
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	400	406,620
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	1,906	1,996,630
4.06%, 05/25/23 (Call 04/25/23)	3,918	4,200,214
PepsiCo Inc.
0.75%, 05/01/23	215	214,708
2.75%, 03/01/23	2,565	2,711,102

		32,217,707

Biotechnology — 0.4%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	2,095	2,172,368
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	2,251	2,357,495

		4,529,863

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	595	597,975
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	1,249	1,308,352
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	90	90,828

		1,997,155

Chemicals — 1.4%
DuPont de Nemours Inc.
2.17%, 05/01/23	150	150,993
4.21%, 11/15/23 (Call 10/15/23)	5,950	6,441,113
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,442	1,514,850
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	65	65,873
LYB International Finance BV, 4.00%, 07/15/23	2,081	2,175,228
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	1,930	1,967,847
Nutrien Ltd., 3.50%, 06/01/23 (Call 03/01/23)(a)	764	792,971
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	80	83,537
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)(a)	1,112	1,132,038

		14,324,450

Commercial Services — 0.6%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	225	235,373
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	1,818	1,910,954
4.00%, 06/01/23 (Call 05/01/23)	861	915,587
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	698	747,286
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	1,247	1,284,934
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,406	1,466,303

		6,560,437

Computers — 4.0%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)	1,483	1,549,498
2.40%, 05/03/23	11,799	12,381,281
2.85%, 02/23/23 (Call 12/23/22)(a)	4,787	5,051,386

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	$8,872	$9,385,511
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	2,494	2,530,088
4.45%, 10/02/23 (Call 09/02/23)	2,000	2,106,080
IBM Credit LLC, 3.00%, 02/06/23	2,786	2,941,682
International Business Machines Corp., 3.38%, 08/01/23	2,833	3,053,606
Seagate HDD Cayman, 4.75%, 06/01/23(a)	1,517	1,583,429

		40,582,561

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,264	1,314,156
2.10%, 05/01/23	480	500,059
Procter & Gamble Co. (The), 3.10%, 08/15/23	2,285	2,476,780
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	1,200	1,275,024

		5,566,019

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)(a)	1,775	1,585,803
4.13%, 07/03/23 (Call 06/03/23)	565	520,642
Air Lease Corp.
2.25%, 01/15/23	1,428	1,331,453
2.75%, 01/15/23 (Call 12/15/22)	915	835,660
3.00%, 09/15/23 (Call 07/15/23)(a)	2,324	2,153,999
3.88%, 07/03/23 (Call 06/03/23)	746	691,534
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	1,393	1,229,309
5.00%, 04/01/23	1,144	1,081,400
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	3,856	4,039,546
3.70%, 08/03/23 (Call 07/03/23)	4,448	4,730,670
Ameriprise Financial Inc., 4.00%, 10/15/23	1,796	1,958,143
BGC Partners Inc., 5.38%, 07/24/23	1,126	1,110,371
Capital One Bank USA N.A., 3.38%, 02/15/23	2,861	2,903,200
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	3,520	3,590,224
3.50%, 06/15/23	2,116	2,183,860
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	2,291	2,388,780
Eaton Vance Corp., 3.63%, 06/15/23	165	173,131
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	732	788,569
4.00%, 10/15/23	2,057	2,268,830
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	1,613	1,694,376
Jefferies Group LLC, 5.13%, 01/20/23	1,542	1,614,227
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	418	439,657

		39,313,384

Electric — 4.4%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	845	925,909
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	1,109	1,174,852
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	929	969,616
3.75%, 11/15/23 (Call 08/15/23)(a)	1,421	1,544,471
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	684	735,279
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	1,040	1,072,396
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	365	391,587

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	$1,422	$1,534,423
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	1,633	1,738,704
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,069	1,134,925
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,050	1,097,250
3.05%, 03/15/23 (Call 02/15/23)	1,080	1,151,431
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	1,536	1,651,077
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	980	1,051,452
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	370	398,039
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,654	1,658,334
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	865	941,336
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	409	431,278
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,588	1,635,624
Series N, 3.80%, 12/01/23 (Call 11/01/23)	960	1,031,251
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	2,057	2,221,683
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	1,002	1,063,102
Georgia Power Co., Series A, 2.10%, 07/30/23	385	396,831
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,241	1,287,054
3.40%, 11/15/23 (Call 08/15/23)(a)	346	368,961
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	840	872,340
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	644	668,266
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	190	199,774
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	1,163	1,209,694
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,015	2,128,948
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	311	333,927
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	907	940,713
3.25%, 09/01/23 (Call 08/01/23)	375	401,674
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	435	456,667
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,509	1,558,209
4.05%, 12/01/23 (Call 09/01/23)	1,065	1,142,319
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	860	910,559
Series D, 3.40%, 06/01/23 (Call 05/01/23)	658	688,630
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,146	4,374,071
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,540	1,607,206

		45,099,862

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	743	775,581

Electronics — 0.6%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	1,305	1,378,458
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	655	677,807
Flex Ltd., 5.00%, 02/15/23(a)	1,195	1,246,958
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	2,011	2,108,192
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	871	889,814

		6,301,229

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	$1,542	$1,696,447
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	1,877	1,946,956

		3,643,403

Food — 1.5%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	1,787	1,886,107
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	2,357	2,441,027
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	1,908	2,066,097
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	1,543	1,644,221
Kellogg Co., 2.65%, 12/01/23	1,564	1,622,635
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,713	1,840,464
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	1,851	1,968,520
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	1,228	1,321,561

		14,790,632

Gas — 0.4%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	785	819,014
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	670	704,016
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	881	862,886
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	834	888,552
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	793	806,497

		4,080,965

Health Care – Products — 0.8%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	2,531	2,748,869
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)(a)	440	463,588
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	945	995,217
Thermo Fisher Scientific Inc., 3.00%, 04/15/23 (Call 02/15/23)	2,838	2,986,569
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	715	749,871

		7,944,114

Health Care – Services — 1.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	3,531	3,663,130
Anthem Inc., 3.30%, 01/15/23	2,614	2,752,176
HCA Inc., 4.75%, 05/01/23	2,923	3,115,713
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	390	408,720
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	773	806,718
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,910	1,996,428
2.88%, 03/15/23(a)	2,190	2,310,034
3.50%, 06/15/23	1,557	1,680,532

		16,733,451

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	1,621	1,546,272
Prospect Capital Corp., 5.88%, 03/15/23	235	212,915

		1,759,187

Home Builders — 0.2%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	841	880,275
5.75%, 08/15/23 (Call 05/15/23)	628	679,791

		1,560,066

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	415	432,683

Security	Par (000)	Value

Insurance — 2.1%
Aflac Inc., 3.63%, 06/15/23	$2,067	$2,217,167
Allstate Corp. (The), 3.15%, 06/15/23	1,312	1,387,296
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	958	1,017,626
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	700	725,305
Assurant Inc.
4.00%, 03/15/23	810	839,290
4.20%, 09/27/23 (Call 08/27/23)	50	52,319
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	4,686	4,962,474
3.00%, 02/11/23	1,262	1,348,371
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	224,759
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,655	1,724,146
Lincoln National Corp., 4.00%, 09/01/23	1,060	1,126,017
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	1,609	1,641,116
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,070	1,124,217
MetLife Inc., Series D, 4.37%, 09/15/23(a)	2,556	2,806,692
Reinsurance Group of America Inc., 4.70%, 09/15/23	70	75,094

		21,271,889

Internet — 1.1%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	1,799	1,848,994
Amazon.com Inc., 2.40%, 02/22/23 (Call 01/22/23)	3,092	3,244,003
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	2,160	2,274,739
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,231	1,253,897
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	2,676	2,754,273

		11,375,906

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)(a)	1,362	1,459,969
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,264	1,307,911
Steel Dynamics Inc., 5.25%, 04/15/23 (Call 05/29/20)	569	570,866

		3,338,746

Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	785	752,493
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	640	627,904
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	3,707	3,790,259

		5,170,656

Machinery — 1.7%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	946	981,929
Caterpillar Financial Services Corp.
2.63%, 03/01/23	1,015	1,052,149
3.45%, 05/15/23	1,725	1,843,438
3.65%, 12/07/23	1,460	1,587,385
3.75%, 11/24/23	772	843,696
CNH Industrial NV, 4.50%, 08/15/23	1,604	1,648,046
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	312,705
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	320	321,318
John Deere Capital Corp.
1.20%, 04/06/23	25	25,188
2.70%, 01/06/23	541	562,002
2.80%, 01/27/23(a)	1,308	1,368,953
2.80%, 03/06/23	3,241	3,396,665
3.45%, 06/07/23	862	920,642
3.65%, 10/12/23	1,675	1,814,745
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	158	161,345

		16,840,206

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.8%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	$1,310	$1,343,811
2.25%, 03/15/23 (Call 02/15/23)	1,768	1,836,615
General Electric Co., 3.10%, 01/09/23(a)	3,469	3,530,852
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	1,618	1,744,382

		8,455,660

Media — 2.1%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	2,776	2,917,659
2.85%, 01/15/23(a)	2,152	2,263,732
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,848	2,931,247
3.25%, 04/01/23(a)	704	724,641
NBCUniversal Media LLC, 2.88%, 01/15/23	2,450	2,584,309
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,794	1,929,967
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,416	2,794,152
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	1,486	1,490,295
2.90%, 06/01/23 (Call 05/01/23)	470	476,430
4.25%, 09/01/23 (Call 06/01/23)	3,001	3,152,131

		21,264,563

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	2,812	2,908,958

Mining — 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,180	1,273,727
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	544	564,536

		1,838,263

Oil & Gas — 4.5%
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	3,595	3,696,235
2.94%, 04/06/23 (Call 03/06/23)	90	92,845
3.22%, 11/28/23 (Call 09/28/23)	2,389	2,502,000
BP Capital Markets PLC
2.75%, 05/10/23	203	207,082
3.99%, 09/26/23	2,124	2,272,170
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	2,647	2,559,040
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	3,482	3,634,372
3.19%, 06/24/23 (Call 03/24/23)	3,971	4,206,123
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	3,602	3,688,448
Exxon Mobil Corp.
1.57%, 04/15/23	2,150	2,175,671
2.73%, 03/01/23 (Call 01/01/23)	3,331	3,480,995
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	2,180	2,183,924
4.75%, 12/15/23 (Call 10/15/23)	1,565	1,585,956
Shell International Finance BV
2.25%, 01/06/23	2,608	2,652,388
3.40%, 08/12/23	3,348	3,554,639
3.50%, 11/13/23 (Call 10/13/23)	1,458	1,550,364
Total Capital Canada Ltd., 2.75%, 07/15/23	2,520	2,617,877
Total Capital International SA, 2.70%, 01/25/23	2,614	2,695,975
Valero Energy Corp., 2.70%, 04/15/23	1,000	1,001,000

		46,357,104

Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)(a)	1,518	1,496,384

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$3,609	$3,677,246

		5,173,630

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,437	1,568,299
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	1,010	1,040,502

		2,608,801

Pharmaceuticals — 8.0%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	2,635	2,749,623
3.75%, 11/14/23 (Call 10/14/23)(a)	3,302	3,559,655
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	1,159	1,177,069
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	2,069	2,222,272
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)(b)	2,367	2,472,545
3.25%, 02/20/23 (Call 01/20/23)(b)	2,367	2,507,505
3.25%, 11/01/23(a)	1,145	1,225,711
4.00%, 08/15/23(b)	1,635	1,786,205
Cardinal Health Inc., 3.20%, 03/15/23	1,361	1,407,165
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	3,024	3,148,438
3.75%, 07/15/23 (Call 06/15/23)	3,302	3,533,437
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	12,193	12,932,505
4.00%, 12/05/23 (Call 09/05/23)	3,767	4,075,028
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	3,034	3,203,813
3.38%, 05/15/23	3,036	3,249,734
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	2,001	2,077,918
3.38%, 12/05/23.	1,532	1,696,230
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	958	983,607
Merck & Co. Inc., 2.80%, 05/18/23	4,489	4,764,580
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	1,035	1,079,660
Pfizer Inc.
3.00%, 06/15/23(a)	2,581	2,769,103
3.20%, 09/15/23 (Call 08/15/23)	2,718	2,945,170
5.80%, 08/12/23	501	579,847
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	2,477	2,644,198
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	5,919	6,167,243
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	2,734	2,995,890
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	3,273	3,415,932

		81,370,083

Pipelines — 3.3%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	358	320,088
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,220	2,299,543
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)(a)	2,052	1,995,262
4.25%, 03/15/23 (Call 12/15/22)(a)	2,212	2,192,468
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,285	1,266,881
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	1,519	1,519,410
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	3,386	3,513,551
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,462	1,500,231

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.50%, 09/01/23 (Call 06/01/23)	$1,927	$1,986,968
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	2,404	2,453,570
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	610	605,498
4.50%, 07/15/23 (Call 04/15/23)	2,912	2,912,466
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	810	853,975
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	870	863,545
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	896	838,755
3.85%, 10/15/23 (Call 07/15/23)	1,709	1,634,163
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	2,892	3,016,038
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	634	616,419
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	1,176	1,226,145
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	905	916,801
4.50%, 11/15/23 (Call 08/15/23)	1,419	1,468,920

		34,000,697

Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	1,377	1,448,521
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	837	838,900
American Tower Corp.
3.00%, 06/15/23	1,393	1,456,256
3.50%, 01/31/23	3,271	3,456,368
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	591	633,322
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,372	1,412,748
3.85%, 02/01/23 (Call 11/01/22)	2,576	2,722,240
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	725	735,164
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	745	722,456
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	2,212	2,346,866
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	851	861,757
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	2,048	2,144,072
5.25%, 01/15/23	4,249	4,640,120
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	700	756,196
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,234	1,258,297
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	1,567	1,619,338
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	670	667,206
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	745	726,047
Healthpeak Properties Inc., 4.25%, 11/15/23 (Call 08/15/23)	1,633	1,697,324
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)	805	807,858
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,185	1,151,133
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	425	431,668
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	603	604,507
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	100	104,087

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)	$1,100	$1,110,395
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,717	1,700,946
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	350	341,065
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,275	2,476,883
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)(a)	1,308	1,391,568
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	998	859,747
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)(a)	1,297	1,283,550
2.75%, 06/01/23 (Call 03/01/23)	1,351	1,334,464
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	1,160	1,153,342
3.13%, 06/15/23 (Call 03/15/23)(a)	1,015	999,410
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	1,602	1,625,517
3.95%, 09/01/23 (Call 08/01/23)	1,327	1,366,120
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(a)	267	271,739
4.63%, 09/15/23	730	782,867

		49,940,064

Retail — 3.3%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	865	910,836
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	220	224,653
3.13%, 07/15/23 (Call 04/15/23)	1,513	1,565,471
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	2,806	2,969,365
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	2,173	2,278,651
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)	2,014	2,127,630
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)(a)	607	550,925
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	983	1,054,975
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	2,661	2,837,132
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	804	837,133
QVC Inc., 4.38%, 03/15/23	546	525,951
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	3,342	3,487,110
3.85%, 10/01/23 (Call 07/01/23)	1,337	1,438,171
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	915	937,500
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	6,023	6,328,727
3.40%, 06/26/23 (Call 05/26/23)	4,952	5,356,232

		33,430,462

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(a)	1,077	1,195,136
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	935	966,444
3.13%, 12/05/23 (Call 10/05/23)(a)	1,815	1,907,492
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,575	2,623,230
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	1,038	1,074,133
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	875	909,204
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	2,497	2,592,985
Micron Technology Inc., 2.50%, 04/24/23	125	127,115
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	3,959	4,127,772
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	747	781,041

		16,304,552

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.8%
Adobe Inc., 1.70%, 02/01/23	$265	$272,054
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	1,927	2,041,753
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	2,117	2,288,181
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,892	3,019,248
2.38%, 05/01/23 (Call 02/01/23)	2,605	2,730,352
3.63%, 12/15/23 (Call 09/15/23)	3,875	4,275,132
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	6,525	6,825,607
2.63%, 02/15/23 (Call 01/15/23)	1,803	1,884,640
3.63%, 07/15/23	2,501	2,708,533
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	2,792	2,976,635

		29,022,135

Telecommunications — 2.6%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	4,425	4,656,870
4.05%, 12/15/23	1,526	1,650,491
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,264	1,373,172
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,439	2,547,804
2.60%, 02/28/23(a)	1,117	1,174,514
Motorola Solutions Inc., 3.50%, 03/01/23	1,389	1,426,323
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	1,107	1,160,512
4.10%, 10/01/23 (Call 07/01/23)(a)	2,039	2,241,921
Telefonica Emisiones SA, 4.57%, 04/27/23	1,602	1,730,016
Verizon Communications Inc., 5.15%, 09/15/23	7,363	8,367,755
Vodafone Group PLC, 2.95%, 02/19/23	455	475,370

		26,804,748

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	645	685,371

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,321	2,441,808
3.85%, 09/01/23 (Call 06/01/23)(a)	1,726	1,884,032
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	513	547,838
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	1,075	1,156,818

Security	Par/ Shares (000)	Value

Transportation (continued)
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	$584	$594,378
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	1,815	1,881,501
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	1,220	1,235,067
3.75%, 06/09/23 (Call 05/09/23)(a)	1,111	1,149,607
3.88%, 12/01/23 (Call 11/01/23)	873	896,519
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	979	1,021,430
2.95%, 01/15/23 (Call 10/15/22)	1,028	1,068,966
3.50%, 06/08/23 (Call 05/08/23)	1,709	1,816,411
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	2,850	2,973,690

		18,668,065

Total Corporate Bonds & Notes — 99.0% (Cost: $979,319,641)		1,008,213,816

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	42,129	42,175,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	3,045	3,045,000

		45,220,174

Total Short-Term Investments — 4.4% (Cost: $45,164,030)		45,220,174

Total Investments in Securities — 103.4% (Cost: $1,024,483,671)		1,053,433,990

Other Assets, Less Liabilities — (3.4)%		(34,723,576)

Net Assets — 100.0%		$1,018,710,414

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,487	8,642	42,129	$42,175,174	$106,306	(b)	$(17,999)	$46,836
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846	199	3,045	3,045,000	21,900		—	—

				$45,220,174	$128,206		$(17,999)	$46,836

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,008,213,816	$—	$1,008,213,816
Money Market Funds	45,220,174	—	—	45,220,174

	$45,220,174	$1,008,213,816	$—	$1,053,433,990

See notes to financial statements.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$829	$867,764
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	1,427	1,523,208
WPP Finance 2010, 3.75%, 09/19/24	1,384	1,440,786

		3,831,758

Aerospace & Defense — 1.0%
Boeing Co. (The)
2.80%, 03/01/24 (Call 02/01/24)	774	720,703
2.85%, 10/30/24 (Call 07/30/24)(a)	528	492,856
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,178	1,237,772
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	2,000	1,924,500
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(b)	526	559,043
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)	640	688,787
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	2,027	2,153,708

		7,777,369

Agriculture — 1.9%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	858	919,544
4.00%, 01/31/24(a)	3,120	3,367,572
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	1,497	1,524,770
3.22%, 08/15/24 (Call 06/15/24)	4,621	4,793,548
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	1,027	1,067,382
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	1,973	2,076,385
3.25%, 11/10/24	1,434	1,549,394

		15,298,595

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	656	606,499
Series 2012-2, Class A, 4.00%, 04/29/26	583	513,103

		1,119,602

Auto Manufacturers — 2.0%
American Honda Finance Corp.
2.15%, 09/10/24	1,021	1,011,127
2.40%, 06/27/24	1,166	1,166,361
2.90%, 02/16/24	1,180	1,202,857
3.55%, 01/12/24	1,474	1,535,274
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	1,113	1,024,683
3.95%, 04/13/24 (Call 02/13/24)	2,653	2,515,044
5.10%, 01/17/24 (Call 12/17/23)	2,974	2,932,126
PACCAR Financial Corp., 2.15%, 08/15/24	542	545,881
Toyota Motor Corp., 2.36%, 07/02/24(a)	353	363,474
Toyota Motor Credit Corp.
2.00%, 10/07/24	1,060	1,074,988
2.90%, 04/17/24	1,433	1,506,742
3.35%, 01/08/24	999	1,062,157

		15,940,714

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,025	1,041,502
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	1,352	1,416,734

		2,458,236

Banks — 24.0%
Banco Santander SA, 2.71%, 06/27/24(a)	2,864	2,940,612

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
4.00%, 04/01/24(a)	$4,631	$5,032,184
4.13%, 01/22/24	3,889	4,227,693
4.20%, 08/26/24	6,179	6,691,239
Bank of Montreal
2.50%, 06/28/24(a)	1,207	1,247,519
Series E, 3.30%, 02/05/24	4,080	4,309,867
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	1,797	1,852,851
3.25%, 09/11/24 (Call 08/11/24)	908	977,317
3.40%, 05/15/24 (Call 04/15/24)	936	1,008,914
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,722	1,881,251
Bank of Nova Scotia (The), 3.40%, 02/11/24	2,405	2,557,886
Barclays PLC, 4.38%, 09/11/24	3,000	3,093,090
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	990	977,724
BNP Paribas SA, 4.25%, 10/15/24	1,951	2,084,526
BPCE SA, 4.00%, 04/15/24	2,877	3,092,631
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	2,274	2,369,804
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	4,427	4,758,936
Citigroup Inc.
3.75%, 06/16/24(a)	957	1,024,488
4.00%, 08/05/24(a)	1,602	1,702,141
Comerica Bank, 2.50%, 07/23/24	1,075	1,093,393
Credit Suisse AG/New York NY, 3.63%, 09/09/24	5,405	5,799,511
Deutsche Bank AG/London, 3.70%, 05/30/24	1,590	1,563,670
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	755	734,305
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)(a)	1,347	1,319,979
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	3,109	3,281,954
4.30%, 01/16/24 (Call 12/16/23)	1,375	1,468,967
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	2,982	3,167,451
3.85%, 07/08/24 (Call 04/08/24)	5,221	5,572,060
4.00%, 03/03/24	4,906	5,273,950
HSBC Holdings PLC, 4.25%, 03/14/24(a)	3,923	4,160,145
HSBC USA Inc., 3.50%, 06/23/24(a)	1,740	1,858,390
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	1,891	1,942,927
ING Groep NV, 3.55%, 04/09/24(a)	1,397	1,470,636
Intesa Sanpaolo SpA, 5.25%, 01/12/24	775	811,588
JPMorgan Chase & Co.
3.63%, 05/13/24	4,004	4,323,319
3.88%, 02/01/24(a)	3,079	3,343,024
3.88%, 09/10/24	5,238	5,637,031
Lloyds Banking Group PLC
3.90%, 03/12/24(a)	1,138	1,201,364
4.50%, 11/04/24(a)	2,580	2,742,076
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	1,926	1,987,189
3.41%, 03/07/24	2,985	3,137,295
Morgan Stanley
3.70%, 10/23/24	5,231	5,643,412
Series F, 3.88%, 04/29/24	6,065	6,535,280
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	474	509,640
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)	575	619,240
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,069	1,107,570
3.50%, 01/23/24 (Call 12/24/23)(a)	1,841	1,968,250
3.90%, 04/29/24 (Call 03/29/24)	1,953	2,114,337

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.25%, 11/01/24	$2,398	$2,452,698
2.55%, 07/16/24	2,938	3,039,655
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(c)	25	26,551
5.13%, 05/28/24	4,167	4,421,895
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)(a)	1,996	2,012,307
Santander UK PLC
2.88%, 06/18/24	367	379,639
4.00%, 03/13/24	2,533	2,727,104
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	375	398,224
3.95%, 01/10/24	750	805,237
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	2,818	2,868,809
2.70%, 07/16/24	3,661	3,763,179
Toronto-Dominion Bank (The)
2.65%, 06/12/24(a)	3,101	3,225,722
3.25%, 03/11/24	2,747	2,915,364
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	1,825	1,864,602
3.20%, 04/01/24 (Call 03/01/24)	2,267	2,401,864
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	1,634	1,691,631
2.85%, 10/26/24 (Call 09/26/24)(a)	2,769	2,923,898
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	1,903	1,983,173
3.38%, 02/05/24 (Call 01/05/24)	2,695	2,894,457
3.60%, 09/11/24 (Call 08/11/24)(a)	2,251	2,422,346
3.70%, 01/30/24 (Call 12/29/23)	1,438	1,563,494
Wells Fargo & Co.
3.30%, 09/09/24	4,582	4,866,130
3.75%, 01/24/24 (Call 12/24/23)(a)	5,094	5,435,043
4.48%, 01/16/24	1,481	1,600,117
Westpac Banking Corp., 3.30%, 02/26/24(a)	2,349	2,502,272

		193,404,037

Beverages — 1.3%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	1,685	1,824,956
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	1,652	1,774,793
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	1,227	1,267,847
Constellation Brands Inc., 4.75%, 11/15/24(a)	927	1,026,477
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	1,299	1,344,218
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	2,695	2,948,977

		10,187,268

Biotechnology — 0.9%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	2,981	3,243,895
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	3,528	3,853,599

		7,097,494

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	240	251,254
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	521	545,242

		796,496

Chemicals — 1.7%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	458	499,797
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	251	269,923

Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	$1,058	$1,102,616
Braskem Finance Ltd., 6.45%, 02/03/24(a)	1,280	1,263,552
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	1,065	1,068,855
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	913	940,372
3.50%, 10/01/24 (Call 07/01/24)	1,972	2,061,174
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	412	435,476
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,072	2,297,496
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)(a)	1,634	1,713,723
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	775	797,452
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,267	1,331,857

		13,782,293

Commercial Services — 0.6%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	296	301,127
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	985	1,012,452
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	832	920,816
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	2,717	2,824,022

		5,058,417

Computers — 3.8%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	1,578	1,636,055
2.85%, 05/11/24 (Call 03/11/24)	3,509	3,754,068
3.00%, 02/09/24 (Call 12/09/23)	3,300	3,542,682
3.45%, 05/06/24	4,681	5,145,074
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(b)	1,828	1,855,950
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	1,194	1,232,769
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)(a)	352	359,403
Hewlett Packard Enterprise Co., 4.65%, 10/01/24 (Call 09/01/24)	1,000	1,064,180
International Business Machines Corp.
3.00%, 05/15/24	4,894	5,239,810
3.63%, 02/12/24	4,577	4,981,973
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	767	802,451
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	1,134	1,179,167

		30,793,582

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24	770	835,057
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	589	607,665
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	1,402	1,475,998
3.25%, 03/07/24 (Call 02/07/24)(a)	919	991,656

		3,910,376

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	1,512	1,276,143
4.88%, 01/16/24 (Call 12/16/23)	1,136	1,052,868
Air Lease Corp.
4.25%, 02/01/24 (Call 01/01/24)(a)	916	857,184
4.25%, 09/15/24 (Call 06/15/24)	1,258	1,178,708
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	940	823,957
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	1,552	1,525,042
5.13%, 09/30/24(a)	1,183	1,222,548

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	$2,484	$2,557,551
3.00%, 10/30/24 (Call 09/29/24)(a)	3,337	3,507,254
3.40%, 02/22/24 (Call 01/22/24)(a)	2,154	2,283,822
3.63%, 12/05/24 (Call 11/04/24)	1,270	1,363,942
Ameriprise Financial Inc., 3.70%, 10/15/24	998	1,083,559
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	517	485,055
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,681	1,772,732
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)(a)	2,845	2,900,477
3.75%, 04/24/24 (Call 03/24/24)	1,661	1,721,909
3.90%, 01/29/24 (Call 12/29/23)	2,311	2,404,896
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	1,130	1,223,677
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)(a)	1,056	1,087,849
Invesco Finance PLC, 4.00%, 01/30/24	1,243	1,311,415
Mastercard Inc., 3.38%, 04/01/24	2,246	2,468,466
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	934	1,011,102
ORIX Corp.
3.25%, 12/04/24	925	956,135
4.05%, 01/16/24	1,282	1,359,535
Stifel Financial Corp., 4.25%, 07/18/24(a)	733	758,780
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	2,644	2,573,722
4.38%, 03/19/24 (Call 02/19/24)	1,076	1,057,912
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)(a)	950	1,015,008

		42,841,248

Electric — 4.2%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	958	990,994
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,299	1,378,655
CenterPoint Energy Inc.
2.50%, 09/01/24 (Call 08/01/24)	592	610,340
3.85%, 02/01/24 (Call 01/01/24)	1,536	1,639,680
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	50	58,395
Dominion Energy Inc., 3.07%, 08/15/24(d)	1,470	1,541,501
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,012	1,096,047
DTE Energy Co.
Series C, 2.53%, 10/01/24	719	732,754
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,319	1,387,825
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)(a)	2,173	2,365,289
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	708	730,352
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	365	377,465
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	665	728,102
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	408	480,551
Entergy Louisiana LLC, 5.40%, 11/01/24	590	678,925
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,700	1,758,667
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	844	885,086
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)(a)	1,129	1,230,068
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	995	1,025,527
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	963	1,031,421
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	324	341,571
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,067	1,130,625
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,763	1,933,323
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	534	570,333

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	$1,689	$1,796,792
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	880	935,528
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	260	285,420
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	848	904,943
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,031	1,109,335
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	1,524	1,590,766
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)(a)	1,366	1,441,308
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	100	108,632
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	509	545,556
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	530	565,860
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	345	358,834

		34,346,470

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	862	866,750
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	590	623,093
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	986	995,140
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	1,141	1,198,906
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	650	707,856
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	839	849,513
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	746	776,683
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	128	136,151

		6,154,092

Engineering & Construction — 0.1%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	957	859,281

Environmental Control — 0.4%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	936	974,694
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)	1,559	1,661,925
3.50%, 05/15/24 (Call 02/15/24)(a)	605	653,249

		3,289,868

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	2,063	2,240,397
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,205	1,293,134
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	250	258,943
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,082	1,177,248
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,342	1,427,002
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	2,458	2,699,228

		9,095,952

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	320	323,325
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	445	448,631
Georgia-Pacific LLC, 8.00%, 01/15/24	1,034	1,262,690
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,640	1,753,963

		3,788,609

Gas — 0.3%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	543	588,308
Series A, 2.50%, 11/15/24 (Call 10/15/24)	756	786,255

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	$719	$760,443

		2,135,006

Health Care – Products — 1.1%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	1,740	1,842,086
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,728	1,775,001
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)	1,146	1,249,690
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	1,515	1,641,684
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)	2,066	2,279,914

		8,788,375

Health Care – Services — 2.2%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,478	1,582,376
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	1,225	1,312,698
3.50%, 08/15/24 (Call 05/15/24)	2,135	2,295,659
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	164	161,046
HCA Inc., 5.00%, 03/15/24	3,752	4,071,971
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,395	1,501,843
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	1,000	1,023,240
3.25%, 09/01/24 (Call 07/01/24)	1,261	1,349,863
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	453	493,421
UnitedHealth Group Inc.
2.38%, 08/15/24	1,541	1,620,916
3.50%, 02/15/24	1,944	2,115,169

		17,528,202

Holding Companies – Diversified — 0.4%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	1,472	1,405,068
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	648	550,554
Main Street Capital Corp., 5.20%, 05/01/24(a)	540	523,913
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	400	385,920
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	370	344,459

		3,209,914

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	682	683,753

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	325	331,159
Whirlpool Corp., 4.00%, 03/01/24	685	714,900

		1,046,059

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	796	866,088

Insurance — 2.4%
Aflac Inc., 3.63%, 11/15/24	1,651	1,813,756
American International Group Inc., 4.13%, 02/15/24	1,950	2,116,667
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,090	1,153,612
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	895	969,446
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	997	1,050,559
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	736,930
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	957	1,011,664
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	1,619	1,736,701
3.88%, 03/15/24 (Call 02/15/24)	1,744	1,899,966
MetLife Inc., 3.60%, 04/10/24(a)	2,159	2,348,172
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	437	470,562
Prudential Financial Inc., 3.50%, 05/15/24(a)	1,502	1,630,781

Security	Par (000)	Value

Insurance (continued)
Unum Group, 4.00%, 03/15/24(a)	$620	$636,225
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	259	266,710
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,480	1,568,844

		19,410,595

Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	3,762	4,062,095
Alphabet Inc., 3.38%, 02/25/24	2,311	2,543,972
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	4,177	4,512,789
3.80%, 12/05/24 (Call 09/05/24)	2,267	2,550,012
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	1,724	1,841,818
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	1,788	1,910,818
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)(a)	777	756,992
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	1,335	1,353,343

		19,531,839

Iron & Steel — 0.4%
ArcelorMittal SA, 3.60%, 07/16/24	1,449	1,383,926
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	922	901,725
5.50%, 10/01/24 (Call 10/01/20)	980	998,463

		3,284,114

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	2,915	2,832,826
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	945	900,718

		3,733,544

Machinery — 1.8%
Caterpillar Financial Services Corp.
2.15%, 11/08/24(a)	1,550	1,606,311
2.85%, 05/17/24	494	524,292
3.25%, 12/01/24	1,951	2,121,147
3.30%, 06/09/24	531	574,691
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,508	2,722,685
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,403	1,462,852
John Deere Capital Corp.
2.60%, 03/07/24	887	928,937
2.65%, 06/24/24	1,810	1,907,070
3.35%, 06/12/24	855	922,759
3.45%, 01/10/24(a)	284	305,715
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,464	1,476,019

		14,552,478

Manufacturing — 1.2%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	1,043	1,129,633
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)(a)	773	795,054
General Electric Co.
3.38%, 03/11/24	1,472	1,522,622
3.45%, 05/15/24 (Call 02/13/24)	1,082	1,111,106
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	1,211	1,316,805
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	990	1,052,014
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	551	563,265
3.30%, 11/21/24 (Call 08/21/24)	1,474	1,548,732
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	776	815,622

		9,854,853

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	$2,100	$2,277,681
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	2,481	2,647,202
3.60%, 03/01/24	2,326	2,537,503
3.70%, 04/15/24 (Call 03/15/24)	4,792	5,234,637
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	819	859,418
3.90%, 11/15/24 (Call 08/15/24)	835	880,533
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	2,613	2,822,092
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)(a)	988	1,004,589
3.88%, 04/01/24 (Call 01/01/24)	830	863,059
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	2,136	2,165,156
3.70%, 09/15/24 (Call 06/15/24)	1,921	2,099,672

		23,391,542

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	438	445,818

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,142	1,253,996

Oil & Gas — 4.0%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	1,790	1,871,875
3.79%, 02/06/24 (Call 01/06/24)	1,119	1,189,642
BP Capital Markets PLC
3.54%, 11/04/24	1,914	2,038,908
3.81%, 02/10/24	2,831	3,012,892
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,124	1,088,987
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	2,274	2,416,875
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,344	1,234,867
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	355	374,653
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	1,874	1,707,514
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,465	1,508,218
3.18%, 03/15/24 (Call 12/15/23)	1,988	2,119,486
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	301	272,522
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,330	1,230,170
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,414	1,360,876
Newfield Exploration Co., 5.63%, 07/01/24	1,553	1,090,190
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,333	1,195,488
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	2,643	2,668,082
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,412	1,455,377
Total Capital International SA
3.70%, 01/15/24	2,128	2,283,323
3.75%, 04/10/24	2,273	2,449,703

		32,569,648

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,109	1,173,810
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,150	1,160,557

		2,334,367

Pharmaceuticals — 6.0%
AbbVie Inc., 2.60%, 11/21/24 (Call 10/21/24)(b)	7,368	7,694,844
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)	1,935	2,064,200
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	809	852,904

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	$3,260	$3,473,465
3.73%, 12/15/24 (Call 09/15/24)	2,434	2,627,673
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(b)	5,879	6,278,537
3.63%, 05/15/24 (Call 02/15/24)(b)	1,620	1,764,099
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,446	1,495,034
3.50%, 11/15/24 (Call 08/15/24)	714	746,308
Cigna Corp., 3.50%, 06/15/24 (Call 03/17/24)(b)	1,533	1,637,551
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	1,481	1,544,017
3.38%, 08/12/24 (Call 05/12/24)	1,899	2,024,543
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	1,721	1,848,922
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	2,201	2,366,229
Merck &Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	945	1,019,419
Novartis Capital Corp., 3.40%, 05/06/24(a)	4,496	4,912,689
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	1,245	1,279,711
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	1,933	2,092,337
3.40%, 05/15/24(a)	1,967	2,160,474
Wyeth LLC, 6.45%, 02/01/24	719	858,889

		48,741,845

Pipelines — 3.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	931	841,605
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	1,905	2,042,236
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,129	904,939
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	1,624	1,662,846
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	1,435	1,424,395
4.90%, 02/01/24 (Call 11/01/23)	1,061	1,061,902
5.88%, 01/15/24 (Call 10/15/23)	1,275	1,323,692
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	1,781	1,885,349
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	1,346	1,414,821
4.25%, 09/01/24 (Call 06/01/24)	1,113	1,178,277
4.30%, 05/01/24 (Call 02/01/24)	1,401	1,474,707
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	2,265	2,250,187
6.38%, 05/01/24 (Call 05/01/20)(b)	586	586,158
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	858	775,572
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	687	630,158
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	1,115	1,049,862
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	3,171	3,312,332
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,406	1,501,158
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	1,168	1,151,473
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	2,323	2,378,287
4.55%, 06/24/24 (Call 03/24/24)	1,869	1,943,797

		30,793,753

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	$1,444	$1,550,914
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	680	690,370
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	1,162	1,237,844
5.00%, 02/15/24	2,109	2,359,950
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	687	724,565
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	1,611	1,684,300
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	26	26,454
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	725	720,795
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	1,368	1,454,690
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	864	856,207
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	792	833,620
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	1,286	1,329,673
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	654	682,161
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	275	285,291
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	695	641,527
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	1,526	1,579,486
4.20%, 03/01/24 (Call 12/01/23)	592	615,935
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	775	762,476
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	962	988,003
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	960	938,093
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	448	460,669
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)(a)	863	886,249
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	745	718,277
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	910	922,603
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	159,514
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	683	712,792
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	714	693,758
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	915	767,703
4.65%, 03/15/24 (Call 09/15/23)	890	756,642
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,589	1,498,062
3.38%, 10/01/24 (Call 07/01/24)	1,899	1,879,991
3.75%, 02/01/24 (Call 11/01/23)	1,361	1,374,869
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)	765	789,189
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,274	1,259,081
3.75%, 05/01/24 (Call 02/01/24)	505	506,202
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)(a)	1,341	1,335,649
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,598	1,619,733
4.50%, 01/15/24 (Call 10/15/23)	961	1,004,130
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	902	939,613

		38,247,080

Security	Par (000)	Value

Retail — 2.8%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	$450	$435,195
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	658	684,465
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	2,116	2,274,742
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	2,205	2,426,779
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	841	894,774
McDonald’s Corp., 3.25%, 06/10/24	655	709,149
Target Corp., 3.50%, 07/01/24	2,302	2,553,355
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(a)	3,509	3,735,330
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,287	2,456,009
2.85%, 07/08/24 (Call 06/08/24)	2,900	3,124,373
3.30%, 04/22/24 (Call 01/22/24)	3,034	3,311,854

		22,606,025

Semiconductors — 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)(a)	4,207	4,397,451
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(b)	4,303	4,533,555
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	3,794	4,059,997
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,431	2,705,047
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)(a)	1,364	1,468,305
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	1,804	1,955,969
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	3,090	3,295,701
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	455	481,244
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	1,427	1,500,676

		24,397,945

Software — 2.4%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	600	652,620
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	827	893,367
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	3,823	4,016,673
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	4,648	4,999,947
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	3,999	4,287,768
3.40%, 07/08/24 (Call 04/08/24)(a)	4,019	4,352,657

		19,203,032

Telecommunications — 2.6%
AT&T Inc.
3.55%, 06/01/24 (Call 03/01/24)	1,243	1,316,213
3.80%, 03/01/24 (Call 01/01/24)(a)	1,639	1,753,123
3.90%, 03/11/24 (Call 12/11/23)	1,327	1,423,579
4.45%, 04/01/24 (Call 01/01/24)	2,655	2,895,118
Cisco Systems Inc., 3.63%, 03/04/24	2,237	2,475,330
Juniper Networks Inc., 4.50%, 03/15/24	1,038	1,113,141
Motorola Solutions Inc., 4.00%, 09/01/24	1,004	1,071,147
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	3,476	3,802,362
4.15%, 03/15/24 (Call 12/15/23)	1,446	1,602,660
Vodafone Group PLC, 3.75%, 01/16/24	3,574	3,855,667

		21,308,340

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	725	721,730

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	1,630	1,775,168
3.75%, 04/01/24 (Call 01/01/24)(a)	1,047	1,141,596

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	$660	$702,926
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,328	1,452,673
FedEx Corp., 4.00%, 01/15/24(a)	1,561	1,681,759
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	779	838,547
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	1,088	1,064,314
3.65%, 03/18/24 (Call 02/18/24)(a)	1,154	1,187,858
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	1,277	1,367,680
3.65%, 02/15/24 (Call 11/15/23)	932	1,003,112
3.75%, 03/15/24 (Call 12/15/23)	891	963,171
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	942	977,542
2.80%, 11/15/24 (Call 09/15/24)	1,030	1,096,054

		15,252,400

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	621	662,458

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,117	1,221,987

Total Corporate Bonds & Notes — 99.0% (Cost: $777,787,060)		799,608,543

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	32,388	32,424,119

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	2,775	$2,775,000

		35,199,119

Total Short-Term Investments — 4.4% (Cost: $35,163,165)		35,199,119

Total Investments in Securities — 103.4% (Cost: $812,950,225)		834,807,662

Other Assets, Less Liabilities — (3.4)%		(27,559,410)

Net Assets — 100.0%		$807,248,252

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,532	(3,144)	32,388	$32,424,119	$85,897	(b)	$(17,924)	$27,534
BlackRock Cash Funds: Treasury, SL Agency Shares	984	1,791	2,775	2,775,000	12,764		—	—

				$35,199,119	$98,661		$(17,924)	$27,534

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$799,608,543	$—	$799,608,543
Money Market Funds	35,199,119	—	—	35,199,119

	$35,199,119	$799,608,543	$—	$834,807,662

See notes to financial statements.

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The), 2.60%, 10/30/25 (Call 07/30/25)	$405	$362,220
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)(a)	1,310	1,441,197
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)(a)	175	198,711
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	1,000	1,020,460
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,001	1,077,597
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)(a)	1,231	1,319,250
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	2,227	2,366,098
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	2,430	2,731,247

		10,516,780

Agriculture — 0.9%
Philip Morris International Inc., 3.38%, 08/11/25 (Call 05/11/25)	1,251	1,371,234
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	3,610	3,920,315

		5,291,549

Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	280	278,824
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25(a)	220	178,872
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	433	376,409

		834,105

Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	1,000	1,053,690
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	647	687,988
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	831	736,374

		2,478,052

Auto Manufacturers — 1.2%
General Motors Co., 4.00%, 04/01/25	678	653,911
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	355	321,935
4.00%, 01/15/25 (Call 10/15/24)(a)	1,593	1,493,645
4.30%, 07/13/25 (Call 04/13/25)	1,503	1,412,564
4.35%, 04/09/25 (Call 02/09/25)	1,904	1,800,080
Toyota Motor Credit Corp., 3.40%, 04/14/25	1,085	1,175,749

		6,857,884

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	494	505,140
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	784	839,264

		1,344,404

Banks — 20.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,292	1,427,996
Banco Santander SA, 5.18%, 11/19/25	2,014	2,184,727
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,020	943,061
Bank of America Corp.
3.88%, 08/01/25	2,383	2,618,321
4.00%, 01/22/25	2,758	2,978,309
Series L, 3.95%, 04/21/25	3,540	3,811,872
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)	828	927,989
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,174	1,267,885
Bank of Nova Scotia (The), 2.20%, 02/03/25(a)	385	391,849
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	607	648,179
Barclays PLC, 3.65%, 03/16/25(a)	2,740	2,858,478
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,065	1,078,217
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25(a)	60	60,599

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.30%, 04/27/25	$1,756	$1,860,675
3.88%, 03/26/25	1,531	1,633,424
4.40%, 06/10/25	3,270	3,562,142
5.50%, 09/13/25	1,720	1,969,985
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,318	1,410,418
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,003	2,157,992
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,505	1,621,532
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	3,414	3,645,367
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	1,588	1,608,835
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)(a)	800	891,864
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	4,004	4,235,031
3.50%, 04/01/25 (Call 03/01/25)(a)	1,960	2,089,968
3.75%, 05/22/25 (Call 02/22/25)(a)	3,501	3,748,661
4.25%, 10/21/25	3,058	3,264,751
HSBC Holdings PLC, 4.25%, 08/18/25	1,986	2,121,803
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	859	935,451
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	3,633	3,845,857
3.90%, 07/15/25 (Call 04/15/25)	3,632	4,000,975
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,130	1,218,592
KeyCorp, 4.15%, 10/29/25	509	560,587
Lloyds Bank PLC, 3.50%, 05/14/25	500	533,395
Lloyds Banking Group PLC
4.45%, 05/08/25	1,656	1,806,083
4.58%, 12/10/25	1,950	2,107,833
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,410	1,497,434
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	3,600	3,632,688
3.78%, 03/02/25	1,143	1,235,046
Morgan Stanley
4.00%, 07/23/25	3,735	4,113,057
5.00%, 11/24/25	2,857	3,237,695
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	238	243,855
Northern Trust Corp., 3.95%, 10/30/25	1,181	1,325,295
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,320	1,400,626
3.25%, 06/01/25 (Call 05/02/25)	1,285	1,377,828
4.20%, 11/01/25 (Call 10/01/25)(a)	625	703,531
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)(a)	1,511	1,554,441
State Street Corp., 3.55%, 08/18/25	1,885	2,087,034
Sumitomo Mitsui Financial Group Inc., 2.35%, 01/15/25(a)	1,425	1,447,344
SVB Financial Group, 3.50%, 01/29/25	699	727,589
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	380	378,381
3.63%, 09/16/25 (Call 08/16/25)	1,847	1,992,821
4.05%, 11/03/25 (Call 09/03/25)	807	916,179
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	1,353	1,487,245
4.00%, 05/01/25 (Call 03/01/25)	1,485	1,639,128
U.S. Bancorp., 3.95%, 11/17/25 (Call 10/17/24)	1,705	1,927,025

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	$290	$298,801
2.80%, 01/27/25 (Call 12/27/24)	1,348	1,433,611
Wells Fargo & Co.
3.00%, 02/19/25(a)	3,085	3,238,510
3.55%, 09/29/25	3,329	3,592,857
Westpac Banking Corp., 2.35%, 02/19/25(a)	1,728	1,777,317

		115,294,041

Beverages — 2.7%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	3,156	3,510,829
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	210	228,820
Coca-Cola Co. (The), 2.88%, 10/27/25	2,912	3,181,389
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	250	270,833
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	697	768,624
4.75%, 12/01/25(a)	637	713,841
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	495	528,873
4.42%, 05/25/25 (Call 03/25/25)	1,440	1,610,755
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	1,000	1,058,360
2.75%, 04/30/25 (Call 01/30/25)(a)	2,033	2,197,551
3.50%, 07/17/25 (Call 04/17/25)	891	994,810

		15,064,685

Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	265	271,819
3.13%, 05/01/25 (Call 02/01/25)	2,034	2,209,066
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,137	1,251,689
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,418	2,687,075
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	2,531	2,788,023

		9,207,672

Building Materials — 0.8%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)(b)	2,465	2,441,829
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	710	750,484
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)(a)	805	848,068
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	732	770,386

		4,810,767

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	60	60,480
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)	869	944,490
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	2,456	2,700,814
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	967	1,012,304
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	798	822,028
3.38%, 03/15/25 (Call 12/15/24)	800	836,144
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)	623	654,412
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	660	710,727

		7,741,399

Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,673	1,857,431
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	560	573,698
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,402	1,441,677
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,168	1,311,909

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$1,126	$1,231,506

		6,416,221

Computers — 2.7%
Apple Inc.
2.50%, 02/09/25	2,280	2,436,932
2.75%, 01/13/25 (Call 11/13/24)	2,386	2,573,921
3.20%, 05/13/25	3,145	3,473,590
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	1,000	1,088,650
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	3,473	3,775,498
International Business Machines Corp., 7.00%, 10/30/25(a)	889	1,149,922
Seagate HDD Cayman, 4.75%, 01/01/25(a)	982	1,014,897

		15,513,410

Cosmetics & Personal Care — 0.3%
Unilever Capital Corp.
3.10%, 07/30/25(a)	565	615,189
3.38%, 03/22/25 (Call 01/22/25)	768	837,850

		1,453,039

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	960	834,029
4.45%, 10/01/25 (Call 08/01/25)	935	817,882
Affiliated Managers Group Inc., 3.50%, 08/01/25	460	486,142
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	174	151,752
3.25%, 03/01/25 (Call 01/01/25)(a)	1,677	1,506,801
Ally Financial Inc., 4.63%, 03/30/25(a)	718	720,513
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	1,105	1,242,749
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,284	1,309,950
4.20%, 10/29/25 (Call 09/29/25)	1,971	2,011,938
4.25%, 04/30/25 (Call 03/31/25)(a)	1,005	1,070,898
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	611	647,024
3.85%, 05/21/25 (Call 03/21/25)	1,180	1,325,435
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,258	1,369,383
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	829	840,523
Franklin Resources Inc., 2.85%, 03/30/25	730	767,223
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,135	2,199,370
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	1,799	2,001,603
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	420	439,828
Lazard Group LLC, 3.75%, 02/13/25(a)	674	688,835
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	735	763,871
Nomura Holdings Inc., 2.65%, 01/16/25	1,145	1,156,221
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	1,120	1,096,010
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	575	620,471
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	6,153	6,801,342
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	590	584,950

		31,454,743

Electric — 3.4%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	115	123,977
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(a)	200	211,422
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,050	1,149,813
4.05%, 04/15/25 (Call 03/15/25)(b)	1,000	1,122,860

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	$1,311	$1,441,746
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	255	277,450
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	953	1,042,830
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	410	455,063
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	510	540,156
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	1,541	1,701,017
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,060	1,149,559
3.13%, 12/01/25 (Call 06/01/25)	1,138	1,244,346
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	660	710,820
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	835	900,330
3.25%, 11/01/25 (Call 08/01/25)	619	667,926
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	305	327,842
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	460	495,287
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	636	636,413
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	545	584,850
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	740	806,519
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	840	920,136
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	479	515,893
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	1,063	1,151,941
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	1,055	1,131,393

		19,309,589

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	130	140,179

Electronics — 0.4%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	25	24,944
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)(a)	414	428,035
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	950	1,009,964
Legrand France SA, 8.50%, 02/15/25	25	32,632
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	613	645,887

		2,141,462

Environmental Control — 0.3%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	980	1,049,355
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	888	955,452

		2,004,807

Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	416	440,261
3.95%, 03/15/25 (Call 01/15/25)	1,149	1,254,846
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,480	1,652,716
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	1,271	1,418,843
JM Smucker Co. (The), 3.50%, 03/15/25	1,511	1,634,479
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	60	59,678
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	718	740,818
3.75%, 10/01/25 (Call 07/01/25)	1,083	1,119,042

		8,320,683

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	556	531,075

Security	Par (000)	Value

Gas — 0.2%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	$640	$629,926
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	582	616,548

		1,246,474

Health Care – Products — 2.7%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,473	1,597,247
3.88%, 09/15/25 (Call 06/15/25)(a)	796	902,330
Boston Scientific Corp., 3.85%, 05/15/25	972	1,070,502
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	888	967,680
Medtronic Inc., 3.50%, 03/15/25	4,010	4,468,223
Stryker Corp., 3.38%, 11/01/25 (Call 08/01/25)	1,249	1,386,865
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/09/25)(a)	695	763,249
4.13%, 03/25/25 (Call 02/25/25)	1,000	1,128,560
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	2,683	2,793,352

		15,078,008

Health Care – Services — 1.7%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	1,294	1,331,617
HCA Inc., 5.25%, 04/15/25	1,797	2,001,139
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,581	1,712,476
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	698	750,308
UnitedHealth Group Inc.
3.70%, 12/15/25	538	604,545
3.75%, 07/15/25	2,883	3,231,267

		9,631,352

Holding Companies – Diversified — 0.6%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	716	636,846
4.25%, 03/01/25 (Call 01/01/25)	1,013	966,554
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	640	527,386
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	25	24,595
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	22,890
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	550	497,222
4.00%, 03/30/25 (Call 02/28/25)	543	494,858

		3,170,351

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	240	254,139
Whirlpool Corp., 3.70%, 05/01/25	472	487,000

		741,139

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	350	381,511

Insurance — 2.0%
Aflac Inc., 3.25%, 03/17/25	845	907,285
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	270	272,395
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	1,640	1,751,340
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,074	1,163,206
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	1,028,075
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	510	545,827
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	694	716,583
Lincoln National Corp., 3.35%, 03/09/25(a)	300	313,425

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	$891	$958,698
MetLife Inc.
3.00%, 03/01/25	858	913,238
3.60%, 11/13/25 (Call 08/13/25)(a)	773	850,578
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	742	786,839
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	300	315,540
XLIT Ltd., 4.45%, 03/31/25	782	860,130

		11,383,159

Internet — 0.6%
Amazon.com Inc., 5.20%, 12/03/25 (Call 09/03/25)	1,606	1,942,056
Baidu Inc., 4.13%, 06/30/25	510	546,118
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	732	757,744

		3,245,918

Iron & Steel — 0.1%
ArcelorMittal SA, 6.13%, 06/01/25(a)	616	632,601
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)	115	114,037

		746,638

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	728	721,033

Lodging — 0.7%
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	635	590,918
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	410	389,693
3.75%, 10/01/25 (Call 07/01/25)	570	544,891
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,222	2,318,035

		3,843,537

Machinery — 0.9%
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	500	532,635
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	535	564,580
John Deere Capital Corp.
2.05%, 01/09/25	115	118,870
3.40%, 09/11/25(a)	896	979,874
3.45%, 03/13/25	1,320	1,449,730
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	1,080	1,100,282
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	140	146,996

		4,892,967

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,144	1,186,248
3.00%, 08/07/25	1,084	1,177,939
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	274	285,407

		2,649,594

Media — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	6,394	7,226,691
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	55	59,532
3.38%, 02/15/25 (Call 11/15/24)	1,801	1,964,477
3.38%, 08/15/25 (Call 05/15/25)	2,935	3,216,907
3.95%, 10/15/25 (Call 08/15/25)	3,719	4,195,032
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	623	640,612
3.95%, 06/15/25 (Call 05/15/25)	546	577,957
Grupo Televisa SAB, 6.63%, 03/18/25(a)	755	838,065

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	$1,223	$1,327,701
ViacomCBS Inc., 3.50%, 01/15/25 (Call 10/15/24)	890	897,672
Walt Disney Co. (The)
3.35%, 03/24/25	1,000	1,091,190
3.70%, 10/15/25 (Call 07/15/25)	1,044	1,154,654

		23,190,490

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,461	1,589,641

Mining — 0.5%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,651	1,795,050
Southern Copper Corp., 3.88%, 04/23/25(a)	819	849,761

		2,644,811

Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	1,357	1,466,333
BP Capital Markets PLC, 3.51%, 03/17/25	1,360	1,451,174
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (Call 11/01/24)	809	772,215
Chevron Corp., 3.33%, 11/17/25 (Call 08/17/25)	1,182	1,301,973
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/21)	928	920,019
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	620	608,400
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	270	258,163
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	890	936,689
Exxon Mobil Corp., 2.71%, 03/06/25 (Call 12/06/24)	2,425	2,548,554
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	267	269,360
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,224	1,052,261
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	1,165	1,173,237
Shell International Finance BV, 3.25%, 05/11/25	4,275	4,587,032
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	1,382	1,425,077
Valero Energy Corp., 3.65%, 03/15/25(a)	904	925,850

		19,696,337

Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,446	1,398,672

Packaging & Containers — 0.1%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)	728	766,038

Pharmaceuticals — 8.5%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	5,123	5,564,295
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	4,306	4,488,876
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	809	858,786
AstraZeneca PLC, 3.38%, 11/16/25(a)	2,670	2,956,838
Bristol-Myers Squibb Co., 3.88%, 08/15/25 (Call 05/15/25)(b)	3,277	3,680,431
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	545	581,978
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(b)	1,356	1,448,371
4.13%, 11/15/25 (Call 09/15/25)	3,050	3,415,603
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	4,167	4,568,657
4.10%, 03/25/25 (Call 01/25/25)	5,896	6,502,934
Eli Lilly &Co., 2.75%, 06/01/25 (Call 03/01/25)	1,130	1,215,021
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	1,686	1,886,803
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)	1,204	1,303,920
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,272	1,453,438
Merck &Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,735	4,044,333
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	65	66,992
3.00%, 11/20/25 (Call 08/20/25)	2,537	2,780,222

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	$935	$1,070,248

		47,887,746

Pipelines — 4.1%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	1,962	2,033,083
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,219	1,296,297
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	975	1,069,253
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	304	298,802
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	351	326,841
4.05%, 03/15/25 (Call 12/15/24)	1,938	1,895,015
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	1,580	1,681,531
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	2,190	2,340,650
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	1,045	992,029
4.88%, 06/01/25 (Call 03/01/25)	1,705	1,662,443
5.25%, 01/15/25 (Call 01/15/21)(b)	302	299,080
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	818	803,808
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	442	429,920
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	1,295	1,224,164
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	2,669	2,804,051
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	687	700,932
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)	760	768,634
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	582	602,539
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	1,016	1,031,707
4.00%, 09/15/25 (Call 06/15/25)	1,151	1,173,398

		23,434,177

Private Equity — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	574	612,211

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	734	799,289

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	835	890,544
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	320	330,122
2.95%, 01/15/25 (Call 12/15/24)(a)	1,070	1,127,694
4.00%, 06/01/25 (Call 03/01/25)	1,554	1,710,379
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	1,000	1,067,440
3.50%, 11/15/25 (Call 08/15/25)(a)	473	501,697
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,404	1,475,450
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	970	975,180
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	250	257,430
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	500	522,885
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	512	533,806
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	650	708,025

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	$411	$360,007
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	618	653,121
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	685	710,071
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,138	1,118,017
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,042	1,070,905
4.00%, 06/01/25 (Call 03/01/25)	1,013	1,059,811
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	709	684,929
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	310	318,460
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,032	1,030,813
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	506	530,010
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	735	757,792
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	541	511,900
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	722	710,816
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,293	1,433,433
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	751	796,270
Service Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	455	370,661
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	910	916,179
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	884	869,697
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	480	512,837
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	674	640,637
3.50%, 02/01/25 (Call 11/01/24)	522	521,175
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	765	755,323
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	693	654,525
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,847	1,900,231
Weyerhaeuser Co., 8.50%, 01/15/25(a)	50	62,004
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	155	156,224

		29,206,500

Retail — 3.3%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	713	714,248
AutoZone Inc., 3.25%, 04/15/25 (Call 01/15/25)	951	1,002,116
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	888	980,681
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,445	1,559,444
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	1,545	1,717,808
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(a)	821	721,470
Lowe’s Companies Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,408	1,527,596
McDonald’s Corp.
3.30%, 07/01/25 (Call 06/15/25)	1,090	1,188,743
3.38%, 05/26/25 (Call 02/26/25)(a)	1,485	1,619,823
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	548	502,045
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	1,671	1,836,228
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	1,460	1,536,577
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	1,000	1,078,630
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	2,276	2,554,651

		18,540,060

Semiconductors — 2.5%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	1,335	1,462,399
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	1,203	1,352,364
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,392	1,434,275
Broadcom Inc., 4.70%, 04/15/25 (Call 03/15/25)(b)	500	551,090

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	$1,000	$1,105,910
3.70%, 07/29/25 (Call 04/29/25)	3,514	3,945,414
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	852	937,456
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	2,948	3,238,938
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	65	65,761

		14,093,607

Software — 3.3%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	65	68,057
3.25%, 02/01/25 (Call 11/01/24)	2,155	2,370,953
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	793	873,148
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,464	1,603,592
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	3,437	3,727,805
3.13%, 11/03/25 (Call 08/03/25)	4,288	4,779,062
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	1,000	1,054,910
2.95%, 05/15/25 (Call 02/15/25)(a)	3,968	4,255,243

		18,732,770

Telecommunications — 3.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(a)	6,543	6,949,713
3.60%, 07/15/25 (Call 04/15/25)	2,272	2,434,539
3.95%, 01/15/25 (Call 10/15/24)	1,996	2,162,207
Cisco Systems Inc., 3.50%, 06/15/25	695	780,985
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	287	300,730
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)(a)	1,129	1,253,597
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	1,000	1,057,720
Verizon Communications Inc., 3.38%, 02/15/25	3,618	3,960,335
Vodafone Group PLC, 4.13%, 05/30/25	2,001	2,231,755

		21,131,581

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	1,015	1,090,161
3.65%, 09/01/25 (Call 06/01/25)(a)	800	887,968
7.00%, 12/15/25	180	226,982
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	1,191	1,261,364
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,002	1,102,210

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 3.20%, 02/01/25	$1,126	$1,179,598
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	638	698,559
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/01/24)	744	801,920
3.25%, 08/15/25 (Call 05/15/25)	972	1,053,084
3.75%, 07/15/25 (Call 05/15/25)(a)	709	786,324
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	1,000	1,114,150

		10,202,320

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	200	202,830

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	893	971,968

Total Corporate Bonds & Notes — 98.8% (Cost: $540,326,527)		559,559,275

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	29,030	29,062,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	1,420	1,420,000

		30,482,231

Total Short-Term Investments — 5.4% (Cost: $30,442,675)		30,482,231

Total Investments in Securities — 104.2% (Cost: $570,769,202)		590,041,506

Other Assets, Less Liabilities — (4.2)%		(23,944,212)

Net Assets — 100.0%		$566,097,294

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,230	3,800	29,030	$29,062,231	$59,470	(b)	$(17,463)	$32,552
BlackRock Cash Funds: Treasury, SL Agency Shares	3,018	(1,598)	1,420	1,420,000	24,195		—	—

				$30,482,231	$83,665		$(17,463)	$32,552

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$559,559,275	$—	$559,559,275
Money Market Funds	30,482,231	—	—	30,482,231

	$30,482,231	$559,559,275	$—	$590,041,506

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$1,328	$1,419,765

Aerospace & Defense — 1.2%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	550	485,727
3.10%, 05/01/26 (Call 03/01/26)	492	454,982
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)(a)	650	675,311
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)(a)(b)	600	656,784
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	2,094	2,354,054

		4,626,858

Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	595	606,674
4.40%, 02/14/26 (Call 12/14/25)(a)	1,480	1,645,331
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	935	991,034
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	981	1,009,675
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	679	673,228
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	795	842,923

		5,768,865

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	147	119,158
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	276	252,338
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	87	73,868
Series 2014-2, Class A, 3.75%, 09/03/26	604	505,450

		950,814

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,086	1,163,986

Auto Manufacturers — 0.6%
American Honda Finance Corp., 2.30%, 09/09/26	435	430,189
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	805	728,823
5.25%, 03/01/26 (Call 12/01/25)	1,189	1,144,388

		2,303,400

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	620	645,463

Banks — 26.5%
Bank of America Corp.
3.50%, 04/19/26	2,696	2,932,143
4.25%, 10/22/26	2,190	2,400,963
4.45%, 03/03/26	2,194	2,428,056
6.22%, 09/15/26	100	116,885
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	775	813,719
2.80%, 05/04/26 (Call 02/04/26)	695	738,966
Bank of Nova Scotia (The), 2.70%, 08/03/26	1,123	1,178,083
Barclays PLC
4.38%, 01/12/26	2,455	2,650,983
5.20%, 05/12/26	2,000	2,161,540
BPCE SA, 3.38%, 12/02/26	565	610,132
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	2,934	3,091,937

Security	Par (000)	Value

Banks (continued)
3.40%, 05/01/26	$1,676	$1,789,717
3.70%, 01/12/26	2,120	2,289,303
4.30%, 11/20/26	1,096	1,195,046
4.60%, 03/09/26	1,390	1,532,016
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	450	477,752
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	525	525,798
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,270	1,337,513
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(a)	1,795	1,993,868
Deutsche Bank AG, 4.10%, 01/13/26	285	277,462
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	395	384,809
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	955	949,719
4.25%, 03/13/26(a)	455	472,040
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	620	665,520
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	2,678	2,845,295
3.75%, 02/25/26 (Call 11/25/25)	1,685	1,818,620
HSBC Holdings PLC
3.90%, 05/25/26	2,455	2,675,925
4.30%, 03/08/26	2,830	3,137,791
4.38%, 11/23/26	1,585	1,731,993
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	3,227	3,384,994
3.20%, 06/15/26 (Call 03/15/26)	1,846	1,967,541
3.30%, 04/01/26 (Call 01/01/26)	2,562	2,757,250
4.13%, 12/15/26	2,073	2,303,455
7.63%, 10/15/26	405	527,176
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	475	497,676
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,345	1,460,361
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	535	555,828
3.85%, 03/01/26	2,978	3,268,980
Mizuho Financial Group Inc., 2.84%, 09/13/26	740	770,740
Morgan Stanley
3.13%, 07/27/26	3,061	3,249,374
3.88%, 01/27/26	3,061	3,368,967
4.35%, 09/08/26	2,230	2,452,442
6.25%, 08/09/26	855	1,063,081
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,055	1,094,362
3.38%, 01/14/26(a)	665	718,453
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)(a)	625	654,194
Royal Bank of Canada, 4.65%, 01/27/26(a)	1,192	1,359,130
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	1,375	1,527,611
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	1,165	1,121,965
State Street Corp., 2.65%, 05/19/26	655	691,614
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	2,228	2,303,061
3.01%, 10/19/26	1,226	1,295,931
3.78%, 03/09/26	1,531	1,667,443
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	665	706,935
3.80%, 10/30/26 (Call 09/30/26)	860	948,391

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	$1,022	$1,085,517
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,329	1,386,665
Wachovia Corp., 7.57%, 08/01/26(c)	285	355,797
Wells Fargo & Co.
3.00%, 04/22/26	3,397	3,569,024
3.00%, 10/23/26	3,412	3,577,038
4.10%, 06/03/26	2,603	2,823,084
Westpac Banking Corp.
2.70%, 08/19/26	967	1,013,542
2.85%, 05/13/26	1,582	1,666,178

		102,417,394

Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	3,614	3,942,043
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,447	1,568,013
Coca-Cola Co. (The)
2.25%, 09/01/26	885	940,542
2.55%, 06/01/26	770	829,167
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	445	477,058
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)(a)	437	445,569
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	1,785	1,771,470
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	1,124	1,206,153
2.85%, 02/24/26 (Call 11/24/25)	595	649,996

		11,830,011

Biotechnology — 1.1%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	1,207	1,292,926
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	2,812	3,167,521

		4,460,447

Building Materials — 0.4%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	175	164,021
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	540	572,535
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	370	386,754
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	505	509,893

		1,633,203

Chemicals — 1.2%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	440	464,147
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	924	987,553
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	614	637,369
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	515	557,678
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	945	1,027,385
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	95	102,934
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	833	803,504

		4,580,570

Commercial Services — 0.8%
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	735	834,805
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	1,166	1,221,397
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	805	929,276

		2,985,478

Computers — 5.0%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26)	2,055	2,166,011
2.45%, 08/04/26 (Call 05/04/26)	2,263	2,430,666
3.25%, 02/23/26 (Call 11/23/25)	3,281	3,645,486

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	$1,710	$1,774,912
6.02%, 06/15/26 (Call 03/15/26)(b)	4,351	4,716,788
International Business Machines Corp.
3.30%, 05/15/26	2,660	2,938,795
3.45%, 02/19/26(a)	1,565	1,738,934

		19,411,592

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
2.45%, 11/03/26	830	905,704
2.70%, 02/02/26(a)	632	690,770
Unilever Capital Corp., 2.00%, 07/28/26(a)	695	724,649

		2,321,123

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26 (Call 02/03/26)	595	521,827
Air Lease Corp., 3.75%, 06/01/26 (Call 04/01/26)(a)	428	377,552
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	615	526,618
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)(a)	847	910,779
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	435	456,441
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	370	391,438
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	1,363	1,344,736
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	230	247,452
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	535	556,325
Invesco Finance PLC, 3.75%, 01/15/26(a)	375	397,628
Legg Mason Inc., 4.75%, 03/15/26	365	392,090
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	670	735,888
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	761	835,692
Raymond James Financial Inc., 3.63%, 09/15/26(a)	447	465,394
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	445	409,000

		8,568,860

Electric — 4.9%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	425	463,101
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	445	481,561
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	115	121,098
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	35	37,167
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	60	62,220
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	622	630,845
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	465	493,942
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	285	304,705
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	390	407,363
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	545	555,562
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	631	690,093
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	1,522	1,617,064
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	780	826,082
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	400	410,812
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	542	602,888
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	858	902,084
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	355	364,720
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	50	52,806
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	1,021	1,110,603
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,110	1,127,061
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	300	319,974

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	$520	$553,259
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	345	373,732
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	605	635,704
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	565	591,979
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	550	572,363
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	310	330,144
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	1,849	1,976,858
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	450	440,167
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	720	786,377
Series B, 2.95%, 11/15/26 (Call 08/15/26)	455	491,573
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	470	513,169

		18,847,076

Electronics — 1.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	371	387,925
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	420	451,601
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	950	975,365
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	1,607	1,716,148
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	90	92,942
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	684	737,810

		4,361,791

Environmental Control — 0.4%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	570	605,625
Waste Management Inc., 3.20%, 06/15/26 (Call 04/15/26)(a)	725	793,658

		1,399,283

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	128,700
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	606	637,258
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	310	322,806
Kellogg Co., 3.25%, 04/01/26	665	708,897
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	882	929,646
3.50%, 02/01/26 (Call 11/01/25)	389	424,317
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	565	624,308
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	1,000	988,810
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	810	897,512

		5,662,254

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	700	771,190

Gas — 0.3%
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	645	691,253
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	320	329,203

		1,020,456

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	580	622,230

Health Care – Products — 1.6%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	1,700	1,965,387
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	728	774,738
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	660	719,426
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	997	1,107,886

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	$1,107	$1,202,966
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	500	501,710

		6,272,113

Health Care – Services — 0.9%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	1,535	1,714,733
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26(a)	30	30,703
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	545	584,224
UnitedHealth Group Inc., 3.10%, 03/15/26	1,185	1,296,165

		3,625,825

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	470	503,328

Insurance — 3.7%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	495	523,903
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	648	712,158
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	500	496,580
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)(a)	1,532	1,659,677
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	525	554,841
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	2,631	2,893,232
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	589,447
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	610	652,682
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	150	159,769
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	490	521,007
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	475	513,831
Manulife Financial Corp., 4.15%, 03/04/26	1,027	1,133,942
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	710	782,569
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	587	617,747
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	455	482,113
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)(a)	440	470,422
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	166	205,651
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	648	719,572
Voya Financial Inc., 3.65%, 06/15/26	470	493,401

		14,182,544

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	1,971	2,092,552
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	940	980,683
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	715	682,453
JD.com Inc., 3.88%, 04/29/26(a)	370	395,741

		4,151,429

Iron & Steel — 0.7%
ArcelorMittal SA, 4.55%, 03/11/26	610	587,503
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)(a)	304	312,606
Vale Overseas Ltd., 6.25%, 08/10/26	1,725	1,892,222

		2,792,331

Lodging — 0.5%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	382	375,659
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)(a)	926	885,839

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	$675	$615,958

		1,877,456

Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	420	440,399
John Deere Capital Corp.
2.25%, 09/14/26	735	768,090
2.65%, 06/10/26	345	367,011
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	555	540,392
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	683	731,172

		2,847,064

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	785	822,446
General Electric Co., 5.55%, 01/05/26(a)	395	443,510
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	240	219,770
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	760	826,751
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	490	519,194
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	410	407,975

		3,239,646

Media — 1.9%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)(a)	2,308	2,516,805
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	723	787,166
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	225	234,612
TCI Communications Inc., 7.88%, 02/15/26	365	482,793
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(a)	145	151,218
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,022	1,036,819
3.00%, 02/13/26	736	792,878
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)	740	766,758
Walt Disney Co. (The), 3.38%, 11/15/26 (Call 08/15/26)	570	626,396

		7,395,445

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26(a)	60	76,579

Oil & Gas — 4.7%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	888	930,979
3.41%, 02/11/26 (Call 12/11/25)(a)	990	1,051,548
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	2,266	2,465,861
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,291	1,488,730
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	652	565,082
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	793	876,202
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	966	1,000,390
3.04%, 03/01/26 (Call 12/01/25)	2,693	2,886,007
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	860	883,633
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(a)	885	898,063
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)(a)	685	477,561
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	550	579,936
Shell International Finance BV
2.50%, 09/12/26	1,096	1,133,067
2.88%, 05/10/26	1,710	1,811,335
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,144	1,140,762

		18,189,156

Security	Par (000)	Value

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	$25	$26,266
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	865	962,174

		988,440

Pharmaceuticals — 6.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(b)	4,281	4,531,824
3.20%, 05/14/26 (Call 02/14/26)	2,007	2,150,240
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)(b)	2,063	2,273,488
Cigna Corp., 4.50%, 02/25/26 (Call 11/27/25)(b)	1,251	1,421,749
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	1,748	1,843,493
3.00%, 08/15/26 (Call 06/15/26)	820	869,807
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25).	1,956	2,112,382
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	2,223	2,355,157
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	415	443,361
Pfizer Inc.
2.75%, 06/03/26	1,272	1,400,421
3.00%, 12/15/26	1,688	1,884,146
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	2,771	3,007,006

		24,293,074

Pipelines — 2.5%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	515	469,402
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	709	746,371
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	915	905,640
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	910	968,131
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	215	230,600
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	375	364,864
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	650	598,579
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,321	1,407,710
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	621	612,952
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	750	702,697
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	872	967,658
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	980	1,150,422
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	530	544,379

		9,669,405

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	530	563,496

Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)(a)	613	654,273
4.30%, 01/15/26 (Call 10/15/25)	165	179,002
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	447	441,421
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)(a)	982	1,060,796
4.40%, 02/15/26 (Call 11/15/25)(a)	536	603,338

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	$420	$436,666
2.95%, 05/11/26 (Call 02/11/26)	588	603,629
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	1,017	1,016,837
3.65%, 02/01/26 (Call 11/03/25)	1,060	1,106,523
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	500	509,280
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	325	322,345
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)(a)	901	982,126
4.45%, 02/15/26 (Call 11/15/25)(a)	809	907,399
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	375	375,750
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	325	338,946
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	525	443,935
Equinix Inc.
2.90%, 11/18/26 (Call 09/18/26)	575	587,587
5.88%, 01/15/26 (Call 01/15/21)	1,150	1,202,819
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	590	622,592
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	435	458,112
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	925	921,503
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	456	456,155
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	711	714,093
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	175	167,781
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	550	525,349
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	360	333,936
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	503	510,867
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	380	384,993
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	510	513,534
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	140	150,161
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)(a)	610	662,057
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	385	373,146
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	365	299,457
5.25%, 02/15/26 (Call 08/15/25)	362	299,776
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	737	725,827
3.30%, 01/15/26 (Call 10/15/25)	851	839,043
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	175	177,838
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	300	253,368
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	540	531,571
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	593	575,560
4.13%, 01/15/26 (Call 10/15/25)	386	389,123
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	595	598,213
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	649	678,257
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	225	225,835

		24,160,819

Retail — 3.3%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	340	349,914
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,010	1,065,318
3.00%, 04/01/26 (Call 01/01/26)(a)	1,338	1,468,509

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	$1,343	$1,398,305
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(a)	1,812	2,008,964
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	370	389,388
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	445	458,292
Target Corp., 2.50%, 04/15/26(a)	1,123	1,213,592
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	954	966,898
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,905	1,991,544
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	1,330	1,473,308

		12,784,032

Semiconductors — 2.2%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	860	930,649
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(a)(b)	2,408	2,586,915
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)(a)	994	1,066,045
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	745	833,044
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	590	650,581
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,040	1,148,586
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)(b)	515	579,720
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(b)	693	730,706

		8,526,246

Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	765	847,972
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	365	388,393
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	415	480,985
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)(a)	1,212	1,289,544
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	1,985	2,127,106
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	4,021	4,330,014
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)(a)	2,935	3,124,307

		12,588,321

Telecommunications — 2.5%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	786	816,968
3.88%, 01/15/26 (Call 10/15/25)	552	597,568
4.13%, 02/17/26 (Call 11/17/25)	2,452	2,694,282
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	1,355	1,470,080
2.95%, 02/28/26	719	793,769
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	630	677,874
Verizon Communications Inc., 2.63%, 08/15/26	2,389	2,537,763

		9,588,304

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	606	596,704

Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	305	325,298
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	825	870,746
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	823	851,393
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	655	709,286
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	737	780,874
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	485	474,005
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	827	876,248

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	$405	$431,536

		5,319,386

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	446	455,018

Total Corporate Bonds & Notes — 98.9% (Cost: $366,980,321)		382,458,270

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	15,768	15,784,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	1,417	1,417,000

		17,201,921

Total Short-Term Investments — 4.4% (Cost: $17,182,797)		17,201,921

Total Investments in Securities — 103.3% (Cost: $384,163,118)		399,660,191

Other Assets, Less Liabilities — (3.3)%		(12,813,196)

Net Assets — 100.0%		$386,846,995

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,898	(6,130)	15,768	$15,784,921	$48,427	(b)	$(14,297)	$12,679
BlackRock Cash Funds: Treasury, SL Agency Shares	963	454	1,417	1,417,000	11,936		—	—

				$17,201,921	$60,363		$(14,297)	$12,679

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$382,458,270	$—	$382,458,270
Money Market Funds	17,201,921	—	—	17,201,921

	$17,201,921	$382,458,270	$—	$399,660,191

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.6%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$906	$799,373
2.80%, 03/01/27 (Call 12/01/26)(a)	380	340,431
Embraer Netherlands Finance BV, 5.40%, 02/01/27	625	531,494
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	655	688,909
3.50%, 04/01/27 (Call 02/01/27)	500	552,970
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	325	325,741
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	795	860,428
Raytheon Co., 7.20%, 08/15/27(a)	110	145,916
Raytheon Technologies Corp., 3.13%, 05/04/27 (Call 02/04/27)	1,266	1,375,800
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	1,416	1,518,575

		7,139,637

Agriculture — 1.9%
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	3,712	3,813,263
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	595	587,170
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)(a)	665	714,902

		5,115,335

Airlines — 0.5%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	777	629,450
Series 2015-2, Class AA, 3.60%, 09/22/27(a)	256	221,931
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 11/15/27	478	372,973
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	250	228,902

		1,453,256

Apparel — 0.6%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,000	1,077,450
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	547	467,198

		1,544,648

Auto Manufacturers — 1.1%
American Honda Finance Corp., 2.35%, 01/08/27	405	395,385
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	740	655,248
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	1,098	998,653
Toyota Motor Credit Corp., 3.20%, 01/11/27	767	822,845

		2,872,131

Auto Parts & Equipment — 0.2%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	668	619,563

Banks — 14.7%
Banco Santander SA, 4.25%, 04/11/27	870	929,517
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	2,079	2,220,123
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	1,823	2,000,487
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)(a)	745	812,706
Citigroup Inc., 4.45%, 09/29/27	3,361	3,684,463
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	2,740	2,963,255
5.95%, 01/15/27(a)	746	886,822
ING Groep NV, 3.95%, 03/29/27	1,300	1,408,251
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,030	1,103,810
4.25%, 10/01/27(a)	1,330	1,491,316

Security	Par (000)	Value

Banks (continued)
8.00%, 04/29/27	$345	$463,728
KeyCorp, 2.25%, 04/06/27	210	204,139
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	1,220	1,298,861
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	605	648,403
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	925	985,532
3.68%, 02/22/27(a)	914	994,761
Mizuho Financial Group Inc.
3.17%, 09/11/27	955	1,000,668
3.66%, 02/28/27	615	660,817
Morgan Stanley
3.63%, 01/20/27	2,699	2,929,333
3.95%, 04/23/27	1,750	1,867,705
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	900	956,907
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	843	909,395
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)(a)	890	902,184
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	635	678,421
3.36%, 07/12/27	1,438	1,537,668
3.45%, 01/11/27	1,195	1,279,020
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,210	1,314,725
Wells Fargo & Co., 4.30%, 07/22/27	2,335	2,539,779
Westpac Banking Corp., 3.35%, 03/08/27(a)	980	1,065,182

		39,737,978

Beverages — 1.6%
Coca-Cola Co. (The)
2.90%, 05/25/27	425	462,013
3.38%, 03/25/27	1,000	1,124,940
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	599	634,503
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	408	435,516
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)(a)	1,533	1,686,346

		4,343,318

Biotechnology — 1.0%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)	1,210	1,325,192
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)(a)	1,325	1,445,310

		2,770,502

Building Materials — 0.9%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)(b)	1,275	1,221,259
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	130	133,141
3.50%, 12/15/27 (Call 09/15/27)(a)	461	480,394
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	278	272,851
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	300	315,117

		2,422,762

Chemicals — 1.5%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	390	426,995
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	968	994,223
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	675	674,035
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	355	362,093
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,513	1,629,955

		4,087,301

Commercial Services — 0.5%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	960	1,032,672
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	405	436,805

		1,469,477

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	$1,539	$1,693,946
3.00%, 06/20/27 (Call 03/20/27)(a)	853	943,060
3.00%, 11/13/27 (Call 08/13/27)	1,279	1,415,495
3.20%, 05/11/27 (Call 02/11/27)	1,607	1,791,516
3.35%, 02/09/27 (Call 11/09/26)	1,844	2,061,758
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	495	505,019
International Business Machines Corp.
3.30%, 01/27/27(a)	475	530,817
6.22%, 08/01/27	505	645,834
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	605	629,170

		10,216,615

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)(a)	284	306,604
Procter & Gamble Co. (The), 2.85%, 08/11/27(a)	710	794,234
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	740	802,730

		1,903,568

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)	829	695,241
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	402	344,948
3.63%, 12/01/27 (Call 09/01/27)	390	328,220
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,937	2,132,579
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	1,279	1,301,293
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	730	791,283
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	715	775,975
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	938	939,792
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	485	513,867
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	305	317,792
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	633	687,046
Jefferies Group LLC, 6.45%, 06/08/27(a)	225	249,331
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	719	746,214
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)(a)	230	230,908
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,000	1,115,330
ORIX Corp., 3.70%, 07/18/27(a)	310	329,115
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	890	842,768
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	733	787,000
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	500	517,165
2.75%, 09/15/27 (Call 06/15/27)	790	860,081

		14,505,948

Electric — 5.4%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	500	532,520
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	315	335,938
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	45	47,834
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	293	285,438
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	415	439,688
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	350	377,979

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	$290	$312,974
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	390	425,272
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	325	349,414
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	512	545,300
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	674	721,402
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	670	733,228
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	565	642,411
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	450	491,904
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	275	295,938
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,409	1,549,534
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	360	383,170
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	305	329,690
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	491	524,388
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	370	403,655
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	250	265,355
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,162	1,285,718
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	620	684,319
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)(a)	317	342,763
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	645	675,244
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	232	249,330
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,095	1,224,111
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	217	234,996

		14,689,513

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	305	304,579
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	35	34,885
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	570	638,252
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	701	700,432
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	319	336,360

		2,014,508

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	743	805,887
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	945	1,039,982

		1,845,869

Food — 2.0%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	685	757,521
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	620	656,010
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	560	600,561
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	662	738,521
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	672	729,355
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	616	607,117
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,270	1,375,105

		5,464,190

Forest Products & Paper — 0.8%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	435	416,056
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	665	670,586
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	937	981,273

		2,067,915

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.7%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	$513	$554,861
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	330	299,069
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	1,025	1,103,464

		1,957,394

Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	50	53,419

Health Care – Products — 0.5%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	415	457,405
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	701	764,391

		1,221,796

Health Care – Services — 2.6%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,571	1,715,909
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	1,220	1,323,627
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	557	607,916
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	240	260,628
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	650	697,567
UnitedHealth Group Inc.
2.95%, 10/15/27	964	1,048,591
3.38%, 04/15/27	485	534,266
3.45%, 01/15/27	742	822,848

		7,011,352

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	482	475,483

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	520	555,781
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	525	562,280

		1,118,061

Insurance — 1.8%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	497	483,576
Aon Corp., 8.21%, 01/01/27(a)	460	541,535
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	403	426,632
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,335	1,277,849
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	434	435,840
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	345	358,983
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	381	376,904
Progressive Corp. (The), 2.45%, 01/15/27	673	701,353
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	225	232,531

		4,835,203

Internet — 2.9%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	2,385	2,584,839
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	3,191	3,589,301
Baidu Inc., 3.63%, 07/06/27(a)	660	692,723
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	965	1,043,300

		7,910,163

Machinery — 0.5%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	484	481,498
John Deere Capital Corp., 2.80%, 09/08/27(a)	731	795,598

		1,277,096

Manufacturing — 1.1%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	790	866,226
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)(a)	425	434,006

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	$655	$694,883
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	655	684,875
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	290	288,802

		2,968,792

Media — 2.0%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,587	1,650,432
3.30%, 02/01/27 (Call 11/01/26)	1,307	1,429,780
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	955	1,033,787
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	703	673,657
Walt Disney Co. (The), 3.70%, 03/23/27	500	564,340

		5,351,996

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	480	502,723

Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,008	1,032,978
3.59%, 04/14/27 (Call 01/14/27)	790	831,641
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,012	1,055,020
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,150	1,052,055
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	711	628,552
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	895	876,572
Eni USA Inc., 7.30%, 11/15/27	215	252,788
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	1,000	1,090,060
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	875	793,153
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	939	725,443

		8,338,262

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,141	1,093,626

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	440	468,543
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	370	382,099

		850,642

Pharmaceuticals — 4.9%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)(a)	695	756,487
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	839	916,381
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,598	1,738,640
Bristol-Myers Squibb Co.
3.25%, 02/27/27	737	823,951
3.45%, 11/15/27 (Call 08/15/27)(b)	943	1,060,441
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,370	1,464,407
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(b)	535	561,622
3.40%, 03/01/27 (Call 12/01/26)(b)	1,315	1,410,337
CVS Health Corp., 6.25%, 06/01/27(a)	250	303,495
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	440	484,418
5.50%, 03/15/27	425	515,278
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	909	1,012,453
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	140	148,203
3.10%, 05/17/27 (Call 02/17/27)	1,205	1,342,611
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)(a)	780	842,642

		13,381,366

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.2%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	$510	$437,575
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,205	1,205,542
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	620	480,791
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	727	736,451
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	640	600,711
5.50%, 06/01/27 (Call 03/01/27)	965	971,359
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	605	635,099
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,125	1,086,233
4.25%, 12/01/27 (Call 09/01/27)(b)	588	566,767
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	150	152,403
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	355	318,921
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,420	1,455,784
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	513	477,285
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	395	387,602
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	310	355,530
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)(a)	1,557	1,557,327

		11,425,380

Real Estate Investment Trusts — 7.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	433	459,642
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	451	445,236
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	286	296,356
3.13%, 01/15/27 (Call 10/15/26)	715	756,685
3.55%, 07/15/27 (Call 04/15/27)	792	861,751
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	450	480,011
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	225	231,122
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	445	439,224
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)(a)	867	945,290
4.00%, 03/01/27 (Call 12/01/26)(a)	510	565,080
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,005	1,075,199
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	415	443,075
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	360	301,846
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	1,066	1,145,470
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)(a)	410	431,259
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	220	233,358
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	545	549,567
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	405	398,156
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	315	324,179
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	470	466,752
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	405	411,508
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	365	373,183
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	462	489,004

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	$505	$493,511
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	628	614,297
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	165	156,283
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	552	579,926
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	688	695,926
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	540	557,717
Service Properties Trust, 4.95%, 02/15/27 (Call 08/15/26)	355	280,596
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)(a)	867	839,846
3.38%, 12/01/27 (Call 09/01/27)	609	592,259
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	345	350,958
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	380	335,821
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	190	197,691
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	405	399,294
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	540	507,789
Weyerhaeuser Co., 6.95%, 10/01/27(a)	120	147,865

		18,872,732

Retail — 3.8%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	295	279,144
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	615	652,823
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	892	989,433
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	415	399,765
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	640	703,565
Home Depot Inc. (The), 2.80%, 09/14/27 (Call 06/14/27)	1,252	1,357,506
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,472	1,561,512
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	1,299	1,427,744
3.50%, 07/01/27 (Call 05/01/27)	500	551,215
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	318	252,432
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	731	765,832
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	500	499,350
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)	500	545,740
Walmart Inc., 5.88%, 04/05/27	340	436,145

		10,422,206

Semiconductors — 4.3%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,300	1,433,471
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,296	4,482,532
Intel Corp., 3.15%, 05/11/27 (Call 02/11/27)(a)	1,201	1,323,094
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	520	545,922
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	921	980,156
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	2,118	2,312,665
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	605	662,324

		11,740,164

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	657	677,958

Software — 4.4%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	370	394,006
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	605	634,348
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	474	520,120
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	252	261,863
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	826	920,106
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	3,465	3,925,568

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	$1,000	$1,072,650
3.25%, 11/15/27 (Call 08/15/27)	2,776	3,056,071
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	1,190	1,217,953

		12,002,685

Telecommunications — 4.6%
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	1,190	1,283,534
4.25%, 03/01/27 (Call 12/01/26)(a)	1,789	1,974,913
Telefonica Emisiones SA, 4.10%, 03/08/27	1,266	1,369,508
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	575	590,048
3.70%, 09/15/27 (Call 06/15/27)	540	586,408
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)(b)	2,500	2,680,450
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	600	649,122
4.13%, 03/16/27(a)	2,903	3,366,783

		12,500,766

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	538	518,342

Transportation — 1.6%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	702	779,641
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)(a)	945	1,016,121
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)(a)	475	488,514
Norfolk Southern Corp., 3.15%, 06/01/27 (Call 03/01/27)	375	404,021
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	250	257,157
3.00%, 04/15/27 (Call 01/15/27)	265	284,984
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,076	1,174,185

		4,404,623

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	355	366,261

Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	602	641,654

Total Corporate Bonds & Notes — 98.9% (Cost: $260,183,465)		268,204,179

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	22,691	22,715,646
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	817	817,000

		23,532,646

Total Short-Term Investments — 8.7% (Cost: $23,510,969)		23,532,646

Total Investments in Securities — 107.6% (Cost: $283,694,434)		291,736,825

Other Assets, Less Liabilities — (7.6)%		(20,550,375)

Net Assets — 100.0%		$271,186,450

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,287	(596)	22,691	$22,715,646	$76,149	(b)	$(11,881)	$16,278
BlackRock Cash Funds: Treasury, SL Agency Shares	775	42	817	817,000	7,571		—	—

				$23,532,646	$83,720		$(11,881)	$16,278

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$268,204,179	$—	$268,204,179
Money Market Funds	23,532,646	—	—	23,532,646

	$23,532,646	$268,204,179	$—	$291,736,825

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$370	$393,665

Aerospace & Defense — 4.1%
Boeing Co. (The)
3.25%, 03/01/28 (Call 12/01/27)	120	106,569
3.45%, 11/01/28 (Call 08/01/28)	370	333,300
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	650	737,646
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	604	686,615
4.40%, 06/15/28 (Call 03/15/28)(a)	446	503,306
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,086	1,176,942
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	1,855	2,155,955
United Technologies Corp., 6.70%, 08/01/28	25	32,907

		5,733,240

Agriculture — 0.4%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	465	500,456

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	83	72,001
Series 2016-2, Class AA, 3.20%, 06/15/28	256	229,713
Series 2016-3, Class AA, 3.00%, 10/15/28(b)	140	120,692
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28(b)	154	123,993
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	178	154,830
Series 2016-2, Class AA, 2.88%, 10/07/28	208	175,761

		876,990

Auto Manufacturers — 1.1%
American Honda Finance Corp., 3.50%, 02/15/28	395	412,779
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(b)	445	409,285
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	245	211,910
Toyota Motor Corp., 3.67%, 07/20/28(b)	160	177,267
Toyota Motor Credit Corp., 3.05%, 01/11/28	356	376,979

		1,588,220

Banks — 11.6%
Banco Santander SA
3.80%, 02/23/28	670	698,133
4.38%, 04/12/28	610	660,978
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	435	460,000
3.40%, 01/29/28 (Call 10/29/27)	593	658,343
3.85%, 04/28/28	205	235,980
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)(b)	705	761,139
4.84%, 05/09/28 (Call 05/07/27)	1,115	1,178,845
Citigroup Inc.
4.13%, 07/25/28	1,370	1,483,737
6.63%, 01/15/28	20	25,123
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	650	681,649
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(b)	460	530,578
ING Groep NV, 4.55%, 10/02/28	670	764,684
KeyCorp, 4.10%, 04/30/28	590	644,339

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
4.38%, 03/22/28(b)	$1,320	$1,463,946
4.55%, 08/16/28(b)	110	123,015
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	598	677,815
4.05%, 09/11/28	475	547,647
Mizuho Financial Group Inc., 4.02%, 03/05/28	680	755,086
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	320	360,160
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	500	541,320
4.05%, 07/26/28	370	415,221
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	360	389,743
3.94%, 07/19/28	225	251,170
4.31%, 10/16/28	630	722,024
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)(b)	490	567,846
Westpac Banking Corp., 3.40%, 01/25/28(b)	625	684,181

		16,282,702

Beverages — 2.9%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	1,310	1,449,109
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	624	663,006
4.65%, 11/15/28 (Call 08/15/28)	270	308,435
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	360	411,779
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,065	1,232,194

		4,064,523

Chemicals — 2.0%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(b)	365	409,815
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	1,145	1,298,350
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	315	347,492
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	265	282,119
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	470	531,274

		2,869,050

Commercial Services — 0.9%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	270	299,500
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	465	534,183
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	346	369,081

		1,202,764

Computers — 0.1%
International Business Machines Corp., 6.50%, 01/15/28	100	130,985

Cosmetics & Personal Care — 0.6%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)(b)	685	777,215

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(b)	215	181,185
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	325	287,966
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	210	216,292
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	766	779,313
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	420	445,696
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(b)	330	384,103
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	331	369,257
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(b)	350	403,280
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	350	369,485

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	$290	$327,558

		3,764,135

Electric — 8.1%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	50	56,334
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	120	137,023
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	375	428,760
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	145	166,254
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	436	481,074
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	385	426,938
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	401	457,701
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	165	186,070
Series D, 4.00%, 12/01/28 (Call 09/01/28)(b)	195	225,927
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	225	261,155
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	375	421,095
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(b)	423	497,427
Series A, 6.00%, 12/01/28	50	64,038
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	275	316,121
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	414	474,055
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	335	351,321
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	360	388,807
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	140	152,499
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(b)	280	299,734
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	325	348,465
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	255	288,242
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	320	365,549
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	236	259,838
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	360	395,867
3.90%, 11/01/28 (Call 08/01/28)	204	229,388
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	260	289,297
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	385	442,966
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	225	262,879
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	303	346,762
3.70%, 05/01/28 (Call 02/01/28)	110	125,816
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	637	671,863
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	260	282,584
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	515	576,599
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)(b)	360	409,777
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	270	305,248

		11,393,473

Electronics — 1.3%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	355	354,648
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	204	210,053
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	279	270,340
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	545	611,315
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	340	364,555

		1,810,911

Engineering & Construction — 0.2%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	406	332,705

Security	Par (000)	Value

Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	$567	$644,078
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(b)	280	316,865

		960,943

Food — 2.5%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	599	676,714
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(b)	795	932,702
7.00%, 10/01/28	125	161,850
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	781	906,546
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	385	440,548
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	285	329,055

		3,447,415

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	105	116,001
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	185	173,010
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(b)	185	203,391

		492,402

Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	115	114,000
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)(b)	165	187,252

		301,252

Health Care – Products — 0.8%
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	100	110,096
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	450	512,766
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	445	496,095

		1,118,957

Health Care – Services — 2.0%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	145	157,830
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	730	818,885
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	45	49,613
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	285	310,254
Toledo Hospital (The), Series B, 5.33%, 11/15/28	105	108,346
UnitedHealth Group Inc.
3.85%, 06/15/28	680	779,022
3.88%, 12/15/28(b)	490	566,832

		2,790,782

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	240	273,545
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	305	345,998
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	210	244,776

		864,319

Insurance — 3.5%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	566	614,512
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	270	310,910
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	190	205,888
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	560	525,370
Cincinnati Financial Corp., 6.92%, 05/15/28	50	65,559
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	840	878,052
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	300	304,197
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	250	268,755
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	395	427,445
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	400	417,956

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	$471	$526,625
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	310	351,710

		4,896,979

Internet — 1.0%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	75	82,694
4.88%, 11/14/28 (Call 08/14/28)(b)	360	412,751
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	434	441,044
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	561	485,416

		1,421,905

Iron & Steel — 0.3%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	425	466,586

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	291	190,617

Lodging — 1.1%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	300	284,835
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	140	135,309
Series X, 4.00%, 04/15/28 (Call 01/15/28)	257	238,630
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)(b)	790	830,329

		1,489,103

Machinery — 1.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	426	482,441
John Deere Capital Corp., 3.05%, 01/06/28	299	324,367
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	165	175,359
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	235	246,693
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	795	789,912

		2,018,772

Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	345	392,420
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(b)	345	370,675
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(b)	125	121,945

		885,040

Media — 5.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	585	627,904
4.20%, 03/15/28 (Call 12/15/27)	670	742,172
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	1,004	1,093,647
3.55%, 05/01/28 (Call 02/01/28)	670	750,099
4.15%, 10/15/28 (Call 07/15/28)	1,746	2,040,585
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	921	970,089
TCI Communications Inc., 7.13%, 02/15/28	70	95,867
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)	315	308,001
3.70%, 06/01/28 (Call 03/01/28)(b)	421	419,245

		7,047,609

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	231	248,445

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	299	412,476

Security	Par (000)	Value

Oil & Gas — 4.3%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	$520	$415,662
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	550	597,586
4.23%, 11/06/28 (Call 08/06/28)	920	1,023,629
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	599	640,475
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	611	621,448
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(b)	230	215,814
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	430	335,632
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	440	462,440
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	625	700,769
Total Capital SA, 3.88%, 10/11/28	550	611,066
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	396	406,981

		6,031,502

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	190	208,309
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(b)	410	441,615
4.00%, 03/15/28 (Call 12/15/27)	235	251,941

		901,865

Pharmaceuticals — 10.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,115	1,285,595
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)(a)	700	806,974
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	2,105	2,412,288
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	3,735	4,217,711
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	907	1,054,533
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	851	953,673
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	491	546,562
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	576	632,609
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	684	800,985
Pharmacia LLC, 6.60%, 12/01/28	295	403,964
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	460	540,413
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,020	1,227,937
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	415	478,229

		15,361,473

Pipelines — 4.4%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	400	306,820
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	598	587,451
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	610	659,642
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	790	839,667
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	656	622,610
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	407	369,511
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	339	328,525
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	715	703,010
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	175	204,507
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	798	861,441
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	310	320,521
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	296	307,479

		6,111,184

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	300	322,263
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	383	380,993

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	$491	$535,180
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	211	222,713
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)(b)	550	623,546
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	295	328,261
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	686	755,457
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	435	490,406
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	180	200,018
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	256	217,925
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	235	251,671
4.15%, 12/01/28 (Call 09/01/28)(b)	235	266,290
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	265	261,049
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	150	149,068
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	130	135,047
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	75	79,391
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	265	289,475
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	280	282,551
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	310	299,984
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	165	153,292
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	150	167,574
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	416	435,381
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	205	216,476
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	205	157,545
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	230	224,234
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	180	187,445
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	348	345,025
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	310	319,368

		8,297,628

Retail — 4.1%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	360	380,790
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)(b)	200	225,998
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	646	694,101
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	445	517,246
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	636	714,253
Nordstrom Inc., 6.95%, 03/15/28	200	186,858
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	360	394,211
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	484	523,407
4.00%, 11/15/28 (Call 08/15/28)	414	466,889
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,424	1,647,511

		5,751,264

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)(b)	707	716,120
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	297	325,322
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	350	402,840

		1,444,282

Software — 1.3%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	220	249,588
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	610	692,844
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	745	848,979

		1,791,411

Security	Par/ Shares (000)	Value

Telecommunications — 4.9%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)	$1,271	$1,400,388
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(b)	425	491,100
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	465	515,722
Verizon Communications Inc., 4.33%, 09/21/28	2,340	2,769,180
Vodafone Group PLC, 4.38%, 05/30/28	1,490	1,714,185

		6,890,575

Transportation — 3.1%
Canadian National Railway Co., 6.90%, 07/15/28	200	275,800
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	400	450,732
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	375	405,517
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	568	633,263
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(b)	456	474,500
4.20%, 10/17/28 (Call 07/17/28)	230	250,348
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	330	314,507
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	435	487,004
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	890	1,013,737

		4,305,408

Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	155	157,812
4.55%, 11/07/28 (Call 08/07/28)	233	254,179

		411,991

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	330	373,900

Total Corporate Bonds & Notes — 98.7% (Cost: $132,617,708)		138,447,119

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	9,904	9,915,316
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	921	921,000

		10,836,316

Total Short-Term Investments — 7.7% (Cost: $10,825,074)		10,836,316

Total Investments in Securities — 106.4% (Cost: $143,442,782)		149,283,435

Other Assets, Less Liabilities — (6.4)%		(8,985,254)

Net Assets — 100.0%		$140,298,181

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,158	4,746	9,904	$9,915,316	$25,511	(b)	$(6,474)	$9,917
BlackRock Cash Funds: Treasury, SL Agency Shares	594	327	921	921,000	4,519		—	—

				$10,836,316	$30,030		$(6,474)	$9,917

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$138,447,119	$—	$138,447,119
Money Market Funds	10,836,316	—	—	10,836,316

	$10,836,316	$138,447,119	$—	$149,283,435

See notes to financial statements.

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$200	$175,784
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	102	104,742
Raytheon Technologies Corp., 7.50%, 09/15/29	25	36,487

		317,013

Agriculture — 2.0%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	695	777,079
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	270	275,824
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	200	219,516

		1,272,419

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/29(a)	152	121,800

Auto Manufacturers — 0.6%
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	160	153,831
Toyota Motor Corp., 2.76%, 07/02/29	67	70,646
Toyota Motor Credit Corp., 3.65%, 01/08/29	109	120,629

		345,106

Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	95	90,122
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	134	124,455

		214,577

Banks — 8.0%
Banco Santander SA, 3.31%, 06/27/29	27	28,065
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	200	220,190
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	176	185,963
ING Groep NV, 4.05%, 04/09/29(a)	145	160,680
KeyCorp, 2.55%, 10/01/29	300	289,221
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	720	765,475
3.74%, 03/07/29	75	82,820
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	150	164,619
PNC Bank N.A., 2.70%, 10/22/29	15	15,440
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	404	444,348
Sumitomo Mitsui Financial Group Inc.
2.72%, 09/27/29	15	15,375
3.04%, 07/16/29	860	901,831
3.20%, 09/17/29	90	92,275
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)(a)	220	234,412
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	245	255,650
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	135	146,541
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	680	769,182
Wintrust Financial Corp., 4.85%, 06/06/29	75	88,247
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	186	169,037

		5,029,371

Beverages — 3.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	978	1,130,177
Coca-Cola Co. (The), 2.13%, 09/06/29	175	181,396
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	281	290,292
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	15	15,510

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	$328	$355,227
7.00%, 03/01/29	25	35,027

		2,007,629

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	67	65,541
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)(a)	127	130,683

		196,224

Chemicals — 2.8%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(b)	25	23,712
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	120	123,286
Dow Chemical Co. (The), 7.38%, 11/01/29	105	141,691
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	112	116,252
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	193	186,029
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	189	214,927
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)(a)	75	78,280
Rohm & Haas Co., 7.85%, 07/15/29	325	439,234
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	28	29,212
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	365	380,961

		1,733,584

Commercial Services — 2.4%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	398	409,590
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	155	166,592
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)(a)	85	99,026
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 05/01/29)	361	383,255
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	248	271,466
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	20	21,317
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	121	132,356

		1,483,602

Computers — 2.9%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)(a)	317	336,955
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(a)(b)	392	408,303
International Business Machines Corp., 3.50%, 05/15/29	935	1,055,765

		1,801,023

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	167	171,060
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	165	170,125

		341,185

Diversified Financial Services — 2.6%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	107	86,195
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	255	280,084
Charles Schwab Corp. (The), 3.25%, 05/22/29 (Call 02/22/29)	425	454,176
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	204	214,384
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	275	302,503
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	220	217,930
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	75	77,393

		1,632,665

Electric — 6.5%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	38	39,607
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	155	169,127
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	110	112,021
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/11/29)(b)	115	119,585
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	165	172,583
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	125	132,877

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	$310	$339,853
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	17	18,213
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	120	136,247
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	87	99,430
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	195	199,684
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	25	28,856
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	275	282,931
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	255	296,848
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	157	176,499
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	92	105,295
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	40	43,170
3.50%, 04/01/29 (Call 01/01/29)	320	360,525
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	97	107,913
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	25	32,301
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	80	91,016
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	63	70,690
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	30	30,965
6.65%, 04/01/29	80	91,890
Series A, 4.20%, 03/01/29 (Call 12/01/28)	255	288,191
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	107	120,671
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	190	206,201
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)(a)	50	54,175
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	147	153,584

		4,080,948

Electronics — 1.7%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	43	44,781
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	110	109,466
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	165	187,927
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	120	122,231
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	197	199,748
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	202	205,575
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	202	210,500

		1,080,228

Environmental Control — 0.6%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	142	152,857
Waste Management Inc., 3.45%, 06/15/29 (Call 03/15/29)	220	250,103

		402,960

Food — 0.8%
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	55	57,910
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	120	141,280
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	270	313,192

		512,382

Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 7.75%, 11/15/29	45	65,331
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	298,554

		363,885

Gas — 0.9%
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 09/15/29)	155	153,403
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	226	237,820

Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	$168	$182,932

		574,155

Health Care – Products — 0.7%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	205	230,801
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	83,991
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	119	126,199

		440,991

Health Care – Services — 3.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	65	65,300
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	343	359,107
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	50	52,014
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	263	257,380
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	425	458,673
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	165	173,601
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	267	276,115
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	180	183,535
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	137	155,035
UnitedHealth Group Inc., 2.88%, 08/15/29	280	303,184

		2,283,944

Home Furnishings — 0.7%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	199	206,357
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	190	206,635

		412,992

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	50	55,729

Insurance — 3.8%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	150	164,542
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	320	350,742
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	18	18,927
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	120	126,215
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)(a)	126	130,672
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	95	99,655
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	129	129,627
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	25	25,749
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	362	422,103
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	140	148,707
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	152	168,420
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	110	128,038
6.63%, 03/01/29	24	32,516
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	45	47,328
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	112	119,967
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	120	121,675
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	105	107,515

		2,342,398

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	133	126,004

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	85	77,933
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	190	175,492

		253,425

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.4%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	$348	$366,799
Deere & Co., 5.38%, 10/16/29	155	196,256
John Deere Capital Corp.
2.80%, 07/18/29(a)	204	220,600
3.45%, 03/07/29	20	22,498
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	85	94,378

		900,531

Manufacturing — 2.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	540	561,379
3.38%, 03/01/29 (Call 12/01/28)	125	140,516
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	221	239,058
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	271	287,799
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	85	90,892
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	85	85,932

		1,405,576

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)(a)	373	437,619
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)(a)	203	214,218
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	497	577,976
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	137	141,029
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	423	422,877

		1,793,719

Mining — 0.4%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	232	238,419

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	128	139,702

Oil & Gas — 4.1%
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)	145	126,095
ConocoPhillips Holding Co., 6.95%, 04/15/29	366	487,695
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	275	238,012
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	305	315,446
Hess Corp., 7.88%, 10/01/29	110	105,709
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	170	138,098
Noble Energy Inc., 3.25%, 10/15/29 (Call 07/15/29)	120	87,239
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	492	494,794
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	293	317,208
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	230	236,001

		2,546,297

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	157	146,599
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	120	97,733

		244,332

Packaging & Containers — 0.4%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	25	26,052
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	194	220,859

		246,911

Pharmaceuticals — 8.9%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(b)	1,310	1,397,966
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	265	311,995
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)(b)	970	1,107,430
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	443	471,689

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	$552	$630,020
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	170	193,615
Johnson & Johnson, 6.95%, 09/01/29	50	73,627
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	190	223,886
Merck &Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(a)	405	466,195
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	597	686,956

		5,563,379

Pipelines — 3.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)(a)	125	110,035
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(b)	320	293,357
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	24	17,138
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	217	209,928
Energy Transfer Operating LP, 5.25%, 04/15/29 (Call 01/15/29)	399	398,525
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	303	304,524
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	135	135,901
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	246	204,652
4.35%, 03/15/29 (Call 12/15/28)	31	27,467
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	105	95,425
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	238	203,066

		2,000,018

Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities Inc., 2.75%, 12/15/29 (Call 09/15/29)(a)	325	325,140
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	190	194,549
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	469	524,741
3.95%, 03/15/29 (Call 12/15/28)	138	155,307
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)(a)	87	92,962
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	311	322,551
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	100	106,738
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	205	205,537
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	202	213,956
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	199	211,497
4.30%, 02/15/29 (Call 11/15/28)	189	216,936
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	5	5,487
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	143	136,725
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	372	399,777
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	112	116,423
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	205	164,984
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	295	308,369
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	155	162,276
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	109	118,893
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	6	6,111
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	184	176,644
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	73	72,852
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	50	52,090
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	150	129,069

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	$135	$137,476
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	20	20,341
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	96	99,644
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	165	179,695
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	205	183,604
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	31	35,740
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	75	80,560
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)(a)	37	38,224
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	120	118,175
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	145	130,316
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	95	73,870
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	87	78,245
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	97,679
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)(a)	30	33,225
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	175	178,180
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	110	94,308
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	155	162,637
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	135	144,663
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	58	56,800

		6,362,996

Retail — 4.0%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	95	100,088
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	455	494,512
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	313	343,934
6.50%, 03/15/29	15	19,416
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	325	339,183
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	67	71,793
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	225	246,836
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	350	395,840
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	115	123,555
3.25%, 07/08/29 (Call 04/08/29)	310	354,017

		2,489,174

Semiconductors — 4.0%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(b)	693	764,580
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	357	379,120
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	237	267,454
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	272	317,579
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	203	231,810
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	248	263,411
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	269	281,204

		2,505,158

Software — 1.6%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	277	286,027
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	57	64,001
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	617	674,591

		1,024,619

Telecommunications — 4.0%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	130	138,757
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	666	749,929
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	100	105,955

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	$168	$191,125
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	163	188,055
4.02%, 12/03/29 (Call 09/03/29)(b)	120	140,899
4.02%, 12/03/29 (Call 09/03/29)	840	986,295

		2,501,015

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	262	254,268

Transportation — 2.2%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	235	273,759
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	186	189,407
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	280	284,225
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	125	130,355
Union Pacific Corp., 3.70%, 03/01/29 (Call 12/01/28)(a)	350	393,743
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	70	72,969
3.40%, 03/15/29 (Call 12/15/28)	47	52,261

		1,396,719

Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	60	66,299

Water — 0.5%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)(a)	163	182,790
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	130	140,551

		323,341

Total Corporate Bonds & Notes — 98.2% (Cost: $61,100,260)		61,428,712

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	5,612	5,617,691
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	363	363,000

		5,980,691

Total Short-Term Investments — 9.6% (Cost: $5,976,389)		5,980,691

Total Investments in Securities — 107.8% (Cost: $67,076,649)		67,409,403

Other Assets, Less Liabilities — (7.8)%		(4,889,615)

Net Assets — 100.0%		$62,519,788

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S&P     Standard & Poor’s[fixed]

TD       TD Securities, Inc.[count]

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,612	5,612	$5,617,691	$12,305	(b)	$(3,579)	$4,302
BlackRock Cash Funds: Treasury, SL Agency Shares	78	285	363	363,000	1,328		—	—

				$5,980,691	$13,633		$(3,579)	$4,302

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$61,428,712	$—	$61,428,712
Money Market Funds	5,980,691	—	—	5,980,691

	$5,980,691	$61,428,712	$—	$67,409,403

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$982,419,861	$1,307,808,546	$1,166,836,754	$1,008,213,816
Affiliated(c)	143,882,703	83,106,124	45,873,741	45,220,174
Cash	422,594	310,878	685	3,319
Receivables:
Investments sold	1,793,565	4,425,315	3,612,817	5,831,957
Securities lending income — Affiliated	24,301	38,956	28,848	35,482
Capital shares sold	203,563	—	16,651	200,225
Dividends	31,767	6,422	3,064	1,098
Interest	8,445,405	10,628,853	9,227,624	8,574,426

Total assets	1,137,223,759	1,406,325,094	1,225,600,184	1,068,080,497

LIABILITIES
Collateral on securities loaned, at value	28,768,005	62,160,940	29,011,178	42,133,191
Payables:
Investments purchased	3,256,660	6,340,599	14,414,605	7,156,046
Capital shares redeemed	—	390,270	—	—
Investment advisory fees	82,074	107,917	93,962	80,846

Total liabilities	32,106,739	68,999,726	43,519,745	49,370,083

NET ASSETS	$1,105,117,020	$1,337,325,368	$1,182,080,439	$1,018,710,414

NET ASSETS CONSIST OF:
Paid-in capital	$1,100,206,607	$1,322,278,056	$1,163,255,646	$993,520,514
Accumulated earnings	4,910,413	15,047,312	18,824,793	25,189,900

NET ASSETS	$1,105,117,020	$1,337,325,368	$1,182,080,439	$1,018,710,414

Shares outstanding	43,700,000	53,600,000	46,800,000	39,800,000

Net asset value	$25.29	$24.95	$25.26	$25.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$27,774,327	$60,267,923	$28,236,203	$41,003,159
(b) Investments, at cost — Unaffiliated	$979,736,941	$1,293,793,865	$1,144,197,542	$979,319,641
(c) Investments, at cost — Affiliated	$143,841,441	$83,019,653	$45,825,113	$45,164,030

See notes to financial statements.

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$799,608,543	$559,559,275	$382,458,270	$268,204,179
Affiliated(c)	35,199,119	30,482,231	17,201,921	23,532,646
Cash	9,524	2,612	4,987	—
Receivables:
Investments sold	3,284,212	6,266,808	96,679	1,407,762
Securities lending income — Affiliated	21,239	18,659	12,392	18,606
Capital shares sold	100,304	—	—	—
Dividends	769	641	422	228
Interest	6,897,756	5,042,363	3,090,033	2,373,067

Total assets	845,121,466	601,372,589	402,864,704	295,536,488

LIABILITIES
Bank overdraft	—	—	—	4,443
Collateral on securities loaned, at value	32,404,268	29,041,750	15,780,228	22,705,855
Payables:
Investments purchased	5,405,678	6,187,607	205,574	1,617,576
Investment advisory fees	63,268	45,938	31,907	22,164

Total liabilities	37,873,214	35,275,295	16,017,709	24,350,038

NET ASSETS	$807,248,252	$566,097,294	$386,846,995	$271,186,450

NET ASSETS CONSIST OF:
Paid-in capital	$790,310,377	$544,266,168	$368,668,880	$264,207,386
Accumulated earnings	16,937,875	21,831,126	18,178,115	6,979,064

NET ASSETS	$807,248,252	$566,097,294	$386,846,995	$271,186,450

Shares outstanding	31,650,000	21,800,000	15,150,000	10,550,000

Net asset value	$25.51	$25.97	$25.53	$25.70

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$31,368,365	$28,153,190	$15,326,519	$22,011,801
(b) Investments, at cost — Unaffiliated	$777,787,060	$540,326,527	$366,980,321	$260,183,465
(c) Investments, at cost — Affiliated	$35,163,165	$30,442,675	$17,182,797	$23,510,969

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$138,447,119	$61,428,712
Affiliated(c)	10,836,316	5,980,691
Cash	3,323	7,034
Receivables:
Investments sold	368,593	633,954
Securities lending income — Affiliated	8,166	4,686
Capital shares sold	—	134,891
Dividends	255	91
Interest	1,272,137	531,778

Total assets	150,935,909	68,721,837

LIABILITIES
Collateral on securities loaned, at value	9,909,803	5,616,968
Payables:
Investments purchased	716,790	580,118
Investment advisory fees	11,135	4,963

Total liabilities	10,637,728	6,202,049

NET ASSETS	$140,298,181	$62,519,788

NET ASSETS CONSIST OF:
Paid-in capital	$135,138,611	$62,508,832
Accumulated earnings	5,159,570	10,956

NET ASSETS	$140,298,181	$62,519,788

Shares outstanding	5,100,000	2,450,000

Net asset value	$27.51	$25.52

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$9,658,896	$5,463,658
(b) Investments, at cost — Unaffiliated	$132,617,708	$61,100,260
(c) Investments, at cost — Affiliated	$10,825,074	$5,976,389

See notes to financial statements.

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$807,586	$60,598	$28,523	$21,900
Interest — Unaffiliated	13,978,744	18,296,921	15,694,455	14,324,699
Securities lending income — Affiliated — net	76,047	116,035	99,897	106,306
Other income — Unaffiliated	5,097	2,551	4,287	5,435

Total investment income	14,867,474	18,476,105	15,827,162	14,458,340

EXPENSES
Investment advisory fees	610,855	686,058	565,528	485,592

Total expenses	610,855	686,058	565,528	485,592
Less:
Investment advisory fees waived	(62,257)	(6,164)	(2,981)	(1,847)

Total expenses after fees waived	548,598	679,894	562,547	483,745

Net investment income	14,318,876	17,796,211	15,264,615	13,974,595

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,141)	(2,060,701)	(4,969,042)	(3,390,915)
Investments — Affiliated	(13,400)	(10,710)	(5,003)	(17,999)
In-kind redemptions — Unaffiliated	359,750	581,430	(1,337,588)	(1,285,051)

Net realized gain (loss)	343,209	(1,489,981)	(6,311,633)	(4,693,965)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,764,096)	(1,724,598)	1,306,670	2,100,089
Investments — Affiliated	35,525	70,327	36,034	46,836

Net change in unrealized appreciation (depreciation)	(2,728,571)	(1,654,271)	1,342,704	2,146,925

Net realized and unrealized loss	(2,385,362)	(3,144,252)	(4,968,929)	(2,547,040)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,933,514	$14,651,959	$10,295,686	$11,427,555

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$12,764	$24,195	$11,936	$7,571
Interest — Unaffiliated	11,481,931	8,783,172	6,641,016	4,452,080
Securities lending income — Affiliated — net	85,897	59,470	48,427	76,149
Other income — Unaffiliated	1,394	5,333	140	1,573

Total investment income	11,581,986	8,872,170	6,701,519	4,537,373

EXPENSES
Investment advisory fees	377,584	283,078	207,778	136,024

Total expenses	377,584	283,078	207,778	136,024
Less:
Investment advisory fees waived	(1,141)	(1,672)	(875)	(553)

Total expenses after fees waived	376,443	281,406	206,903	135,471

Net investment income	11,205,543	8,590,764	6,494,616	4,401,902

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,895,013)	(1,512,748)	(2,618,002)	(1,999,365)
Investments — Affiliated	(17,924)	(17,463)	(14,297)	(11,881)
In-kind redemptions — Unaffiliated	941,479	3,703,010	4,735,807	324,760

Net realized gain (loss)	(5,971,458)	2,172,799	2,103,508	(1,686,486)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,394,330)	(5,094,510)	(3,629,993)	(4,019,396)
Investments — Affiliated	27,534	32,552	12,679	16,278

Net change in unrealized appreciation (depreciation)	(3,366,796)	(5,061,958)	(3,617,314)	(4,003,118)

Net realized and unrealized loss	(9,338,254)	(2,889,159)	(1,513,806)	(5,689,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,867,289	$5,701,605	$4,980,810	$(1,287,702)

See notes to financial statements.

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$4,519	$1,328
Interest — Unaffiliated	2,176,499	616,676
Securities lending income — Affiliated — net	25,511	12,305
Other income — Unaffiliated	385	31

Total investment income	2,206,914	630,340

EXPENSES
Investment advisory fees	64,662	20,887

Total expenses	64,662	20,887
Less:
Investment advisory fees waived	(353)	(122)

Total expenses after fees waived	64,309	20,765

Net investment income	2,142,605	609,575

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,043,312)	(456,812)
Investments — Affiliated	(6,474)	(3,579)
In-kind redemptions — Unaffiliated	—	33,207

Net realized loss	(1,049,786)	(427,184)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(595,211)	125,186
Investments — Affiliated	9,917	4,302

Net change in unrealized appreciation (depreciation)	(585,294)	129,488

Net realized and unrealized loss	(1,635,080)	(297,696)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$507,525	$311,879

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets

	iShares iBonds Dec 2020 Term Corporate ETF		iShares iBonds Dec 2021 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,318,876	$28,267,739	$17,796,211	$30,313,627
Net realized gain (loss)	343,209	175,717	(1,489,981)	376,619
Net change in unrealized appreciation (depreciation)	(2,728,571)	14,949,129	(1,654,271)	30,955,285

Net increase in net assets resulting from operations	11,933,514	43,392,585	14,651,959	61,645,531

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,032,910)	(26,994,507)	(17,884,694)	(28,993,663)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(146,191,108)	423,056,576	13,676,968	465,070,156

NET ASSETS
Total increase (decrease) in net assets	(149,290,504)	439,454,654	10,444,233	497,722,024
Beginning of period	1,254,407,524	814,952,870	1,326,881,135	829,159,111

End of period	$1,105,117,020	$1,254,407,524	$1,337,325,368	$1,326,881,135

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,264,615	$23,485,957	$13,974,595	$21,201,797
Net realized gain (loss)	(6,311,633)	820,421	(4,693,965)	(156,040)
Net change in unrealized appreciation (depreciation)	1,342,704	34,668,929	2,146,925	39,141,550

Net increase in net assets resulting from operations	10,295,686	58,975,307	11,427,555	60,187,307

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,807,152)	(22,408,886)	(13,870,025)	(20,221,775)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	141,373,942	474,206,946	148,427,883	354,498,825

NET ASSETS
Total increase in net assets	135,862,476	510,773,367	145,985,413	394,464,357
Beginning of period	1,046,217,963	535,444,596	872,725,001	478,260,644

End of period	$1,182,080,439	$1,046,217,963	$1,018,710,414	$872,725,001

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,205,543	$15,530,171	$8,590,764	$14,022,199
Net realized gain (loss)	(5,971,458)	(39,998)	2,172,799	14,871
Net change in unrealized appreciation (depreciation)	(3,366,796)	34,120,058	(5,061,958)	37,790,193

Net increase in net assets resulting from operations	1,867,289	49,610,231	5,701,605	51,827,263

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,045,266)	(14,698,531)	(8,592,816)	(13,682,593)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	167,304,251	315,007,693	60,456,120	139,663,399

NET ASSETS
Total increase in net assets	158,126,274	349,919,393	57,564,909	177,808,069
Beginning of period	649,121,978	299,202,585	508,532,385	330,724,316

End of period	$807,248,252	$649,121,978	$566,097,294	$508,532,385

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,494,616	$8,830,306	$4,401,902	$6,118,373
Net realized gain (loss)	2,103,508	(123,174)	(1,686,486)	14,899
Net change in unrealized appreciation (depreciation)	(3,617,314)	25,894,937	(4,003,118)	18,442,395

Net increase (decrease) in net assets resulting from operations	4,980,810	34,602,069	(1,287,702)	24,575,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,504,906)	(8,306,569)	(4,353,352)	(5,871,695)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,906,550	189,638,770	26,491,900	94,887,843

NET ASSETS
Total increase in net assets	18,382,454	215,934,270	20,850,846	113,591,815
Beginning of period	368,464,541	152,530,271	250,335,604	136,743,789

End of period	$386,846,995	$368,464,541	$271,186,450	$250,335,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited )	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited )	Period From 09/17/19 to 10/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,142,605	$2,367,577	$609,575	$43,249
Net realized gain (loss)	(1,049,786)	50,824	(427,184)	1,981
Net change in unrealized appreciation (depreciation)	(585,294)	6,665,312	129,488	203,052

Net increase in net assets resulting from operations	507,525	9,083,713	311,879	248,282

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders.	(1,993,030)	(2,234,019)	(549,205)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	29,346,216	67,189,202	44,885,160	17,623,672

NET ASSETS
Total increase in net assets	27,860,711	74,038,896	44,647,834	17,871,954
Beginning of period	112,437,470	38,398,574	17,871,954	—

End of period	$140,298,181	$112,437,470	$62,519,788	$17,871,954

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2020 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 12/02/14 to 10/31/15	(a) (b)

Net asset value, beginning of period	$25.34		$24.96	$25.46	$25.58	$25.14	$25.00

Net investment income(c)	0.29		0.66	0.59	0.56	0.60	0.56
Net realized and unrealized gain (loss)(d)		(0.03)	0.36	(0.53)	(0.13)	0.42	0.05

Net increase from investment operations	0.26		1.02	0.06	0.43	1.02	0.61

Distributions(e)
From net investment income		(0.31)	(0.64)	(0.56)	(0.55)	(0.58)	(0.47)

Total distributions		(0.31)	(0.64)	(0.56)	(0.55)	(0.58)	(0.47)

Net asset value, end of period	$25.29		$25.34	$24.96	$25.46	$25.58	$25.14

Total Return
Based on net asset value	1.03	%(f)	4.14%	0.26%	1.71%	4.12%	2.47	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.09	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.34	%(g)	2.62%	2.36%	2.21%	2.34%	2.43	%(g)

Supplemental Data
Net assets, end of period (000)	$1,105,117		$1,254,408	$814,953	$431,525	$212,332	$45,250

Portfolio turnover rate(h)	0	%(f)	8%	5%	4%	6%	10	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/10/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.99		$24.24	$24.95	$25.13	$24.51	$24.75

Net investment income(c)	0.32		0.69	0.64	0.62	0.64	0.41
Net realized and unrealized gain (loss)(d)		(0.04)	0.73	(0.74)	(0.20)	0.61	(0.30)

Net increase (decrease) from investment operations	0.28		1.42	(0.10)	0.42	1.25	0.11

Distributions(e)
From net investment income		(0.32)	(0.67)	(0.61)	(0.60)	(0.63)	(0.35)

Total distributions		(0.32)	(0.67)	(0.61)	(0.60)	(0.63)	(0.35)

Net asset value, end of period	$24.95		$24.99	$24.24	$24.95	$25.13	$24.51

Total Return
Based on net asset value	1.15	%(f)	5.94%	(0.39)%	1.71%	5.17%	0.46	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.59	%(g)	2.80%	2.61%	2.49%	2.58%	2.60	%(g)

Supplemental Data
Net assets, end of period (000)	$1,337,325		$1,326,881	$829,159	$481,607	$206,029	$17,157

Portfolio turnover rate(h)	6	%(f)	8%	6%	3%	14%	2	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/10/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$25.33		$24.17	$25.13		$25.31	$24.43	$24.75

Net investment income(c)	0.34		0.74	0.70		0.70	0.74	0.46
Net realized and unrealized gain (loss)(d)		(0.05)	1.14	(0.99)		(0.20)	0.86	(0.39)

Net increase (decrease)from investment operations	0.29		1.88	(0.29)		0.50	1.60	0.07

Distributions(e)
From net investment income		(0.34)	(0.72)	(0.67)		(0.68)	(0.72)	(0.39)
From net realized gain		(0.02)	—	(0.00	)(f)	—	—	—

Total distributions		(0.36)	(0.72)	(0.67)		(0.68)	(0.72)	(0.39)

Net asset value, end of period	$25.26		$25.33	$24.17		$25.13	$25.31	$24.43

Total Return
Based on net asset value	1.14	%(g)	7.90%	(1.14)%		2.01%	6.66%	0.30	%(g)

Ratios to Average Net Assets
Total expenses	0.10	%(h)	0.10%	0.10%		0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%	0.10%		0.10%	0.10%	0.10	%(h)

Net investment income	2.70	%(h)	2.98%	2.85%		2.78%	2.95%	2.89	%(h)

Supplemental Data
Net assets, end of period (000)	$1,182,080		$1,046,218	$535,445		$351,807	$137,958	$13,437

Portfolio turnover rate(i)	7	%(g)	9%	2%		7%	10%	6	%(g)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Rounds to less than $0.01.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$25.59		$24.09	$25.23	$25.33	$24.34	$24.75

Net investment income(c)	0.36		0.79	0.76	0.75	0.78	0.47
Net realized and unrealized gain (loss)(d)	0.02		1.48	(1.16)	(0.12)	0.96	(0.48)

Net increase (decrease)from investment operations	0.38		2.27	(0.40)	0.63	1.74	(0.01)

Distributions(e)
From net investment income		(0.37)	(0.77)	(0.73)	(0.73)	(0.75)	(0.40)
From net realized gain	—		—	(0.01)	—	—	—

Total distributions		(0.37)	(0.77)	(0.74)	(0.73)	(0.75)	(0.40)

Net asset value, end of period	$25.60		$25.59	$24.09	$25.23	$25.33	$24.34

Total Return
Based on net asset value	1.49	%(f)	9.59%	(1.61)%	2.57%	7.27%	(0.01	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.88	%(g)	3.18%	3.12%	3.00%	3.10%	2.98	%(g)

Supplemental Data
Net assets, end of period (000)	$1,018,710		$872,725	$478,261	$216,963	$86,120	$10,952

Portfolio turnover rate(h)	4	%(f)	5%	8%	8%	16%	7	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$25.71		$23.84	$25.13	$25.22	$24.18	$24.75

Net investment income(c)	0.38		0.84	0.81	0.81	0.82	0.49
Net realized and unrealized gain (loss)(d)		(0.20)	1.85	(1.32)	(0.11)	1.02	(0.64)

Net increase (decrease) from investment operations	0.18		2.69	(0.51)	0.70	1.84	(0.15)

Distributions(e)
From net investment income		(0.38)	(0.82)	(0.78)	(0.79)	(0.80)	(0.42)

Total distributions		(0.38)	(0.82)	(0.78)	(0.79)	(0.80)	(0.42)

Net asset value, end of period	$25.51		$25.71	$23.84	$25.13	$25.22	$24.18

Total Return
Based on net asset value	0.71	%(f)	11.48%	(2.06)%	2.85%	7.75%	(0.58	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.97	%(g)	3.37%	3.35%	3.25%	3.30%	3.15	%(g)

Supplemental Data
Net assets, end of period (000)	$807,248		$649,122	$299,203	$164,584	$63,053	$10,880

Portfolio turnover rate(h)	4	%(f)	14%	6%	8%	4%	3	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		iShares iBonds Dec 2025 Term Corporate ETF

	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$25.95		$23.62	$25.07	$25.21	$24.11	$24.75

Net investment income(c)	0.39		0.85	0.84	0.84	0.85	0.52
Net realized and unrealized gain (loss)(d)	0.02		2.32	(1.48)	(0.16)	1.07	(0.71)

Net increase (decrease) from investment operations	0.41		3.17	(0.64)	0.68	1.92	(0.19)

Distributions(e)
From net investment income		(0.39)	(0.84)	(0.81)	(0.82)	(0.82)	(0.45)

Total distributions		(0.39)	(0.84)	(0.81)	(0.82)	(0.82)	(0.45)

Net asset value, end of period	$25.97		$25.95	$23.62	$25.07	$25.21	$24.11

Total Return
Based on net asset value	1.60	%(f)	13.68%	(2.58)%	2.82%	8.10%	(0.77	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	3.03	%(g)	3.42%	3.48%	3.40%	3.42%	3.33	%(g)

Supplemental Data
Net assets, end of period (000)	$566,097		$508,532	$330,724	$235,679	$69,340	$10,850

Portfolio turnover rate(h)	6	%(f)	6%	5%	5%	6%	56	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 09/13/16 to 10/31/16	(a)

Net asset value, beginning of period	$25.50		$22.94	$24.53	$24.83	$24.75

Net investment income(b)	0.39		0.86	0.83	0.80	0.09
Net realized and unrealized gain (loss)(c)	0.03		2.54	(1.63)	(0.28)	(0.01)

Net increase (decrease) from investment operations	0.42		3.40	(0.80)	0.52	0.08

Distributions(d)
From net investment income		(0.39)	(0.84)	(0.79)	(0.82)	—

Total distributions		(0.39)	(0.84)	(0.79)	(0.82)	—

Net asset value, end of period	$25.53		$25.50	$22.94	$24.53	$24.83

Total Return
Based on net asset value	1.68	%(e)	15.11%	(3.31)%	2.20%	0.32	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10	%(f)

Net investment income	3.13	%(f)	3.53%	3.54%	3.30%	2.85	%(f)

Supplemental Data
Net assets, end of period (000)	$386,847		$368,465	$152,530	$76,055	$13,658

Portfolio turnover rate(g)	4	%(e)	9%	3%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF

	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$25.94		$23.18	$24.96	$24.86

Net investment income(b)	0.41		0.89	0.89	0.11
Net realized and unrealized gain (loss)(c)		(0.24)	2.75	(1.79)	(0.01)

Net increase (decrease) from investment operations	0.17		3.64	(0.90)	0.10

Distributions(d)
From net investment income		(0.41)	(0.88)	(0.88)	—

Total distributions		(0.41)	(0.88)	(0.88)	—

Net asset value, end of period	$25.70		$25.94	$23.18	$24.96

Total Return
Based on net asset value	0.69	%(e)	16.00%	(3.67)%	0.40	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10	%(f)

Net investment income	3.24	%(f)	3.60%	3.75%	3.19	%(f)

Supplemental Data
Net assets, end of period (000)	$271,186		$250,336	$136,744	$9,982

Portfolio turnover rate(g)	4	%(e)	4%	5%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF

	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Period From 09/18/18 to 10/31/18	(a)

Net asset value, beginning of period	$27.76		$24.77	$25.00

Net investment income(b)	0.45		1.01	0.12
Net realized and unrealized gain (loss)(c)		(0.27)	3.06	(0.35)

Net increase (decrease) from investment operations	0.18		4.07	(0.23)

Distributions(d)
From net investment income		(0.43)	(1.08)	—

Total distributions		(0.43)	(1.08)	—

Net asset value, end of period	$27.51		$27.76	$24.77

Total Return
Based on net asset value	0.65	%(e)	16.87%	(0.92	)%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10	%(f)

Net investment income	3.31	%(f)	3.79%	4.22	%(f)

Supplemental Data
Net assets, end of period (000)	$140,298		$112,437	$38,399

Portfolio turnover rate(g)	4	%(e)	6%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended		Period From
	04/30/20		09/17/19	(a)
	(unaudited)		to 10/31/19

Net asset value, beginning of period	$25.53		$25.00

Net investment income(b)	0.37		0.09
Net realized and unrealized gain (loss)(c)		(0.01)	0.44

Net increase from investment operations	0.36		0.53

Distributions(d)
From net investment income		(0.37)	—

Total distributions		(0.37)	—

Net asset value, end of period	$25.52		$25.53

Total Return
Based on net asset value	1.42	%(e)	2.12	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10	%(f)

Net investment income	2.92	%(f)	2.84	%(f)

Supplemental Data
Net assets, end of period (000)	$62,520		$17,872

Portfolio turnover rate(g)	8	%(e)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2020 Term Corporate	Diversified
iBonds Dec 2021 Term Corporate	Diversified
iBonds Dec 2022 Term Corporate	Diversified
iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Non-diversified
iBonds Dec 2028 Term Corporate	Non-diversified
iBonds Dec 2029 Term Corporate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds Dec 2020 Term Corporate	$1,273,471,966
iBonds Dec 2021 Term Corporate	1,354,390,143
iBonds Dec 2022 Term Corporate	1,056,292,611
iBonds Dec 2023 Term Corporate	872,027,251
iBonds Dec 2024 Term Corporate	652,616,986
iBonds Dec 2025 Term Corporate	504,375,529
iBonds Dec 2026 Term Corporate	367,281,144
iBonds Dec 2027 Term Corporate	258,844,220
iBonds Dec 2028 Term Corporate	110,188,204
iBonds Dec 2029 Term Corporate	17,465,539

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Dec 2020 Term Corporate
Barclays Bank PLC	$817,989	$817,989		$—	$—
BMO Capital Markets	244,264	244,264		—	—
BNP Paribas Prime Brokerage International Ltd.	5,991,056	5,991,056		—	—
BNP Paribas Securities Corp.	100,709	100,709		—	—
BofA Securities, Inc.	1,502,195	1,502,195		—	—
Citigroup Global Markets Inc.	860,602	860,602		—	—
Credit Suisse Securities (USA) LLC	278,366	278,366		—	—
Goldman Sachs & Co.	9,759,781	9,759,781		—	—
HSBC Securities (USA) Inc.	100,375	100,375		—	—
JPMorgan Securities LLC	8,118,990	8,118,990		—	—

	$27,774,327	$27,774,327		$—	$—

iBonds Dec 2021 Term Corporate
Barclays Bank PLC	$2,449,444	$2,449,444		$—	$—
BNP Paribas Prime Brokerage International Ltd.	195,171	195,171		—	—
BofA Securities, Inc.	2,931,704	2,931,704		—	—
Citadel Clearing LLC	1,272,370	1,272,370		—	—
Citigroup Global Markets Inc.	1,007	1,007		—	—
Credit Suisse Securities (USA) LLC	11,273,086	11,273,086		—	—
Goldman Sachs & Co.	10,577,274	10,577,274		—	—
HSBC Securities (USA) Inc.	1,132,019	1,132,019		—	—
JPMorgan Securities LLC	9,269,176	9,269,176		—	—
Morgan Stanley & Co. LLC	20,437,201	20,437,201		—	—
Natwest Markets Securities Inc.	510,562	510,562		—	—
Nomura Securities International Inc.	218,909	218,909		—	—

	$60,267,923	$60,267,923		$—	$—

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2022 Term Corporate
Barclays Bank PLC	$139,444	$139,444		$—	$—
BMO Capital Markets	920,931	920,931		—	—
BNP Paribas Prime Brokerage International Ltd.	1,031,610	1,031,610		—	—
BofA Securities, Inc.	7,331,174	7,331,174		—	—
Citigroup Global Markets Inc.	1,200,216	1,200,216		—	—
Credit Suisse Securities (USA) LLC	3,231,135	3,231,135		—	—
Deutsche Bank Securities Inc.	15,328	15,328		—	—
Goldman Sachs & Co.	4,131,770	4,131,770		—	—
HSBC Securities (USA) Inc.	1,448,925	1,448,925		—	—
JPMorgan Securities LLC	7,549,572	7,549,572		—	—
Morgan Stanley & Co. LLC	1,236,098	1,236,098		—	—

	$28,236,203	$28,236,203		$—	$—

iBonds Dec 2023 Term Corporate
BMO Capital Markets	$210,247	$210,247		$—	$—
BNP Paribas Securities Corp.	904,372	904,372		—	—
BofA Securities, Inc.	2,668,993	2,668,993		—	—
Credit Suisse Securities (USA) LLC	6,911,400	6,911,400		—	—
Deutsche Bank Securities Inc.	762,840	762,840		—	—
Goldman Sachs & Co.	11,033,294	11,033,294		—	—
HSBC Securities (USA) Inc.	1,200,970	1,200,970		—	—
JPMorgan Securities LLC	14,661,692	14,661,692		—	—
Morgan Stanley & Co. LLC	2,649,351	2,649,351		—	—

	$41,003,159	$41,003,159		$—	$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$29,234	$29,234		$—	$—
Barclays Capital Inc.	761,093	761,093		—	—
BNP Paribas Prime Brokerage International Ltd.	3,003,604	3,003,604		—	—
BNP Paribas Securities Corp.	257,824	257,824		—	—
BofA Securities, Inc.	2,260,605	2,260,605		—	—
Citigroup Global Markets Inc.	777,167	777,167		—	—
Credit Suisse Securities (USA) LLC	697,653	697,653		—	—
Deutsche Bank Securities Inc.	755,811	755,811		—	—
Goldman Sachs & Co.	13,209,140	13,209,140		—	—
HSBC Securities (USA) Inc.	2,189,403	2,189,403		—	—
JPMorgan Securities LLC	5,464,601	5,464,601		—	—
Morgan Stanley & Co. LLC	1,962,230	1,962,230		—	—

	$31,368,365	$31,368,365		$—	$—

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$1,268,010	$1,268,010		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,094,337	1,094,337		—	—
BofA Securities, Inc.	2,325,702	2,325,702		—	—
Credit Suisse Securities (USA) LLC	3,385,145	3,385,145		—	—
Goldman Sachs & Co.	12,925,257	12,925,257		—	—
HSBC Securities (USA) Inc.	628,502	628,502		—	—
JPMorgan Securities LLC	3,881,831	3,881,831		—	—
Morgan Stanley & Co. LLC	2,644,406	2,644,406		—	—

	$28,153,190	$28,153,190		$—	$—

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$245,292	$245,292		$—	$—
BMO Capital Markets	104,770	104,770		—	—
Citigroup Global Markets Inc.	111,659	111,659		—	—
Credit Suisse Securities (USA) LLC	762,361	762,361		—	—
Goldman Sachs & Co.	5,071,113	5,071,113		—	—
HSBC Securities (USA) Inc.	532,177	532,177		—	—
Jefferies LLC	1,324,924	1,324,924		—	—
JPMorgan Securities LLC	3,498,331	3,498,331		—	—
Morgan Stanley & Co. LLC	1,229,796	1,229,796		—	—
RBC Capital Markets LLC	1,775,935	1,775,935		—	—
Scotia Capital (USA) Inc.	670,161	670,161		—	—

	$15,326,519	$15,326,519		$—	$—

iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$1,731,244	$1,731,244		$—	$—
BNP Paribas Securities Corp.	758,393	758,393		—	—
BofA Securities, Inc.	1,452,609	1,452,609		—	—
Citigroup Global Markets Inc.	682,523	682,523		—	—
Credit Suisse Securities (USA) LLC	1,971,292	1,971,292		—	—
Goldman Sachs & Co.	7,658,704	7,658,704		—	—
JPMorgan Securities LLC	2,246,131	2,246,131		—	—
Morgan Stanley & Co. LLC	2,308,899	2,308,899		—	—
RBC Capital Markets LLC	879,216	879,216		—	—
Scotia Capital (USA) Inc.	275,808	275,808		—	—
Wells Fargo Securities LLC	2,046,982	2,046,982		—	—

	$22,011,801	$22,011,801		$—	$—

iBonds Dec 2028 Term Corporate
Barclays Capital Inc.	$800,916	$800,916		$—	$—
BofA Securities, Inc.	948,337	948,337		—	—
Citadel Clearing LLC	137,905	135,252		—	(2,653	)(b)
Citigroup Global Markets Inc.	28,259	28,259		—	—
Credit Suisse Securities (USA) LLC	940,791	940,791		—	—
Goldman Sachs & Co.	3,949,596	3,949,596		—	—
JPMorgan Securities LLC	2,853,092	2,853,092		—	—

	$9,658,896	$9,656,243		$—	$(2,653)

iBonds Dec 2029 Term Corporate
Barclays Capital Inc.	$207,301	$207,301		$—	$—
BMO Capital Markets	106,295	106,295		—	—
BNP Paribas Securities Corp.	38,224	38,224		—	—
BofA Securities, Inc.	267,637	267,637		—	—
Citigroup Global Markets Inc.	160,403	160,403		—	—
Credit Suisse Securities (USA) LLC	1,147,846	1,147,846		—	—
Goldman Sachs & Co.	1,715,215	1,715,215		—	—
JPMorgan Securities LLC	723,306	723,306		—	—
RBC Capital Markets LLC	427,735	427,735		—	—
Scotia Capital (USA) Inc.	669,696	669,696		—	—

	$5,463,658	$5,463,658		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2020 Term Corporate	$22,117
iBonds Dec 2021 Term Corporate	33,761
iBonds Dec 2022 Term Corporate	29,485
iBonds Dec 2023 Term Corporate	31,070
iBonds Dec 2024 Term Corporate	25,844
iBonds Dec 2025 Term Corporate	17,497
iBonds Dec 2026 Term Corporate	14,557
iBonds Dec 2027 Term Corporate	22,012
iBonds Dec 2028 Term Corporate	7,349
iBonds Dec 2029 Term Corporate	3,505

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2020 Term Corporate	$87,370,719	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2020 Term Corporate	$—	$334,815,237
iBonds Dec 2021 Term Corporate	74,791,774	113,971,552
iBonds Dec 2022 Term Corporate	77,636,373	76,884,098
iBonds Dec 2023 Term Corporate	45,981,272	42,406,211
iBonds Dec 2024 Term Corporate	36,774,660	27,876,363
iBonds Dec 2025 Term Corporate	35,922,866	33,906,465
iBonds Dec 2026 Term Corporate	15,997,137	14,917,734
iBonds Dec 2027 Term Corporate	14,951,702	10,206,477
iBonds Dec 2028 Term Corporate	5,400,847	4,542,823
iBonds Dec 2029 Term Corporate	3,652,355	3,427,283

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2020 Term Corporate	$50,532,834	$180,044,999
iBonds Dec 2021 Term Corporate	144,179,635	120,948,390
iBonds Dec 2022 Term Corporate	201,328,723	63,351,101
iBonds Dec 2023 Term Corporate	207,852,662	61,366,405
iBonds Dec 2024 Term Corporate	238,387,032	78,109,386
iBonds Dec 2025 Term Corporate	160,661,295	99,494,521
iBonds Dec 2026 Term Corporate	101,114,375	81,435,566
iBonds Dec 2027 Term Corporate	61,813,071	39,243,657
iBonds Dec 2028 Term Corporate	28,625,711	—
iBonds Dec 2029 Term Corporate	46,513,944	2,483,373

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2020 Term Corporate	$42,503
iBonds Dec 2021 Term Corporate	126,448
iBonds Dec 2023 Term Corporate	958,210
iBonds Dec 2024 Term Corporate	350,448
iBonds Dec 2025 Term Corporate	671,433
iBonds Dec 2026 Term Corporate	238,681
iBonds Dec 2027 Term Corporate	33,146

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2020 Term Corporate	$1,123,690,789	$3,086,373	$(474,598)	$2,611,775
iBonds Dec 2021 Term Corporate	1,377,099,269	15,602,224	(1,786,823)	13,815,401
iBonds Dec 2022 Term Corporate	1,190,211,930	25,711,018	(3,212,453)	22,498,565
iBonds Dec 2023 Term Corporate	1,024,881,905	32,268,791	(3,716,706)	28,552,085
iBonds Dec 2024 Term Corporate	813,375,611	27,717,060	(6,285,009)	21,432,051
iBonds Dec 2025 Term Corporate	571,027,498	23,653,704	(4,639,696)	19,014,008
iBonds Dec 2026 Term Corporate	384,295,611	18,562,855	(3,198,275)	15,364,580
iBonds Dec 2027 Term Corporate	283,734,237	11,888,563	(3,885,975)	8,002,588
iBonds Dec 2028 Term Corporate	143,465,786	7,457,740	(1,640,091)	5,817,649
iBonds Dec 2029 Term Corporate	67,079,833	1,420,272	(1,090,702)	329,570

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2020 Term Corporate
Shares sold	2,100,000	$53,040,005	17,250,000	$433,187,371
Shares redeemed	(7,900,000)	(199,231,113)	(400,000)	(10,130,795)

Net increase(decrease)	(5,800,000)	$(146,191,108)	16,850,000	$423,056,576

iBonds Dec 2021 Term Corporate
Shares sold	6,000,000	$149,621,050	19,050,000	$468,738,914
Shares redeemed	(5,500,000)	(135,944,082)	(150,000)	(3,668,758)

Net increase	500,000	$13,676,968	18,900,000	$465,070,156

iBonds Dec 2022 Term Corporate
Shares sold	8,200,000	$207,305,662	19,150,000	$474,206,946
Shares redeemed	(2,700,000)	(65,931,720)	—	—

Net increase	5,500,000	$141,373,942	19,150,000	$474,206,946

iBonds Dec 2023 Term Corporate
Shares sold	8,300,000	$212,084,092	14,250,000	$354,498,825
Shares redeemed	(2,600,000)	(63,656,209)	—	—

Net increase	5,700,000	$148,427,883	14,250,000	$354,498,825

iBonds Dec 2024 Term Corporate
Shares sold	9,700,000	$248,834,977	12,700,000	$315,007,693
Shares redeemed	(3,300,000)	(81,530,726)	—	—

Net increase	6,400,000	$167,304,251	12,700,000	$315,007,693

iBonds Dec 2025 Term Corporate
Shares sold	6,300,000	$164,018,192	5,750,000	$143,322,444
Shares redeemed	(4,100,000)	(103,562,072)	(150,000)	(3,659,045)

Net increase	2,200,000	$60,456,120	5,600,000	$139,663,399

iBonds Dec 2026 Term Corporate
Shares sold	4,100,000	$104,799,485	7,800,000	$189,638,770
Shares redeemed	(3,400,000)	(84,892,935)	—	—

Net increase	700,000	$19,906,550	7,800,000	$189,638,770

iBonds Dec 2027 Term Corporate
Shares sold	2,550,000	$66,889,640	3,900,000	$98,457,613
Shares redeemed	(1,650,000)	(40,397,740)	(150,000)	(3,569,770)

Net increase	900,000	$26,491,900	3,750,000	$94,887,843

iBonds Dec 2028 Term Corporate
Shares sold	1,050,000	$29,346,216	2,700,000	$72,171,847
Shares redeemed	—	—	(200,000)	(4,982,645)

Net increase	1,050,000	$29,346,216	2,500,000	$67,189,202

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Period Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2029 Term Corporate
Shares sold	1,850,000	$47,438,220	700,000	$17,623,672
Shares redeemed	(100,000)	(2,553,060)	—	—

Net increase	1,750,000	$44,885,160	700,000	$17,623,672

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares iBonds Dec 2020 Term Corporate ETF, iShares iBonds Dec 2021 Term Corporate ETF, iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF, iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF and iShares iBonds Dec 2029 Term Corporate ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	111

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2020 Term Corporate	$0.307760	$—	$—	$0.307760	100%	—%	—%		100%
iBonds Dec 2021 Term Corporate	0.323945	—	—	0.323945	100	—	—		100
iBonds Dec 2022 Term Corporate	0.335943	0.020298	—	0.356241	94	6	—		100
iBonds Dec 2023 Term Corporate	0.367610	—	—	0.367610	100	—	—		100
iBonds Dec 2024 Term Corporate	0.379529	—	—	0.379529	100	—	—		100
iBonds Dec 2025 Term Corporate	0.389613	—	—	0.389613	100	—	—		100
iBonds Dec 2026 Term Corporate(a)	0.394080	—	0.000337	0.394417	100	—	0	(b)	100
iBonds Dec 2027 Term Corporate(a)	0.406780	—	0.000762	0.407542	100	—	0	(b)	100
iBonds Dec 2028 Term Corporate	0.428788	—	—	0.428788	100	—	—		100
iBonds Dec 2029 Term Corporate(a)	0.353556	—	0.016211	0.369767	96	—	4		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	113

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca

•	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

•	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

•	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

•	iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

•	iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

•	iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

•	iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.69%	2.17%	1.99%	2.17%	9.61%
Fund Market	0.69	2.13	1.99	2.13	9.65
Index	0.75	2.32	2.03	2.32	9.80

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.90	$0.90		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	27.4%
AA+	23.2
AA	15.5
AA-	10.6
A+	6.2
A	3.0
A-	1.0
BBB+	0.9
BBB	0.1
BBB-	1.0
Not Rated	9.6
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	11.4%
New York	7.7
California	7.6
Virginia	6.2
Washington	5.8
Florida	5.6
Ohio	4.4
Maryland	4.4
Massachusetts	3.3
North Carolina	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.55%	2.49%	2.40%	2.49%	11.72%
Fund Market	(0.07)	1.91	2.29	1.91	11.16
Index	0.63	2.68	2.47	2.68	12.03

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,005.50	$0.90		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	27.2%
AA+	21.8
AA	14.7
AA-	10.4
A+	7.2
A	3.3
A-	1.4
BBB+	0.8
BBB	0.0
BBB-	1.2
Not Rated	10.6
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	10.4%
New York	8.4
California	7.4
Washington	5.4
Florida	5.0
Ohio	4.3
Virginia	4.3
Massachusetts	3.7
Maryland	3.6
Arizona	3.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.24%	2.60%	2.41%	2.60%	7.55%
Fund Market	(0.03)	2.44	2.40	2.44	7.51
Index	0.24	2.74	2.44	2.74	7.65

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.40	$0.90		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	30.8%
AA+	20.8
AA	16.9
AA-	10.1
A+	6.7
A	2.0
A-	1.5
BBB+	1.0
BBB	0.5
BBB-	1.3
Not Rated	6.9
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	12.6%
New York	9.1
California	7.6
Virginia	5.7
Washington	5.4
Florida	4.3
Wisconsin	4.2
Maryland	3.8
Ohio	3.4
Arizona	3.3

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.04)%	2.79%	3.99%	2.79%	8.62%
Fund Market	(0.31)	2.55	3.95	2.55	8.53
Index	(0.12)	2.84	3.90	2.84	8.42

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$999.60	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	31.5%
AA+	19.9
AA	15.3
AA-	11.6
A+	6.1
A	2.6
A-	1.5
BBB+	0.9
BBB	0.1
BBB-	1.3
Not Rated	7.8
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.1%
New York	9.5
California	8.1
Virginia	5.5
Washington	5.0
Florida	4.5
Maryland	3.9
Arizona	3.3
Massachusetts	2.8
Ohio	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.12)%	3.13%	6.79%	3.13%	10.09%
Fund Market	(0.19)	3.12	6.87	3.12	10.21
Index	(0.37)	2.98	5.90	2.98	8.75

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$998.80	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.0%
AA+	21.0
AA	13.8
AA-	11.7
A+	6.1
A	2.6
A-	1.2
BBB+	0.8
BBB-	1.1
Not Rated	7.3
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.0%
California	10.6
New York	8.5
Washington	5.3
Florida	5.1
Virginia	4.8
Massachusetts	3.9
Maryland	3.8
Arizona	3.1
North Carolina	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.13)%	3.61%	3.83%	3.61%	4.14%
Fund Market	(0.13)	3.68	4.06	3.68	4.39
Index	(0.54)	3.08	3.25	3.08	3.51

The inception date of the Fund was 4/2/19. The first day of secondary market trading was 4/4/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$998.70	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	28.5%
AA+	19.9
AA	15.8
AA-	12.4
A+	7.6
A	3.1
A-	0.9
BBB+	1.1
BBB-	0.8
Not Rated	8.3
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.7%
California	13.3
New York	10.7
Washington	4.9
Florida	4.4
Virginia	3.5
Pennsylvania	3.2
Arizona	3.0
Maryland	2.9
Ohio	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.25)%	3.59%	4.12%	3.59%	4.38%
Fund Market	(0.51)	3.30	4.09	3.30	4.34
Index	(0.68)	3.30	3.72	3.30	3.94

The inception date of the Fund was 4/9/19. The first day of secondary market trading was 4/11/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$997.50	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	28.3%
AA+	22.2
AA	15.7
AA-	12.7
A+	4.5
A	3.2
A-	0.7
BBB+	0.6
BBB-	1.4
Not Rated	8.8
Short-Term and Other Assets	1.9

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	14.0%
New York	10.7
Texas	10.3
Washington	6.5
Maryland	3.9
Tennessee	3.9
Florida	3.6
Nevada	3.2
Ohio	2.9
Wisconsin	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.13)%	4.22%	4.81%	4.22%	5.01%
Fund Market	(0.29)	4.05	4.89	4.05	5.09
Index	(1.02)	3.30	3.82	3.30	3.97

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$998.70	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.4%
AA+	16.8
AA	15.4
AA-	12.8
A+	5.4
A	2.4
A-	0.9
BBB+	0.4
BBB-	1.1
Not Rated	9.8
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.8%
California	12.5
New York	9.7
Florida	6.0
Maryland	5.1
Virginia	4.5
Washington	4.4
Ohio	3.9
Nevada	2.7
Massachusetts	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$93,532
5.00%, 09/01/21	430	453,219
Series A, 5.00%, 09/01/21	100	105,442
Alabama Public School &College Authority RB
5.00%, 03/01/21	150	154,941
Series A, 5.00%, 02/01/21	165	169,887
Series A, 5.00%, 05/01/21	100	103,957
Series B, 5.00%, 01/01/21	195	200,128
Series B, 5.00%, 05/01/21	145	150,738
Auburn University RB, Series A, 5.00%, 06/01/21	100	104,431
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	94,603
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	121,447
State of Alabama GO
Series A, 5.00%, 08/01/21	785	825,145
Series A, 5.00%, 11/01/21	100	106,138
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	387,567

		3,071,175

Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,591
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	52,673
State of Alaska GO, Series A, 4.00%, 08/01/21	125	129,694

		218,958

Arizona — 2.9%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21	460	479,978
Series B, 5.00%, 06/01/21	125	130,429
Series C, 5.00%, 06/01/21	105	109,560
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	293,294
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	263,468
Arizona State University RB, Series A, 5.00%, 07/01/21	170	178,174
Arizona Transportation Board RB, 5.00%, 07/01/21	990	1,037,175
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	755,827
Series A, 5.00%, 10/01/21 (ETM)	50	52,979
City of Phoenix AZ GO, 4.00%, 07/01/21	215	222,787
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	125	129,528
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	41,284
5.00%, 07/01/21	575	601,698
Series A, 5.00%, 07/01/21	130	136,250
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	466,235
County of Pima AZ GO, 5.00%, 07/01/21	55	57,605
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/21	170	178,053
Series B, 5.00%, 07/01/21	135	141,395
Maricopa County Community College District GO 5.00%, 07/01/21	395	413,849
Series D, 4.00%, 07/01/21	205	212,425
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	178,092
Maricopa County Unified School District No. 80 Chandler GOL 4.00%, 07/01/21	150	155,415

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/21	$300	$314,280
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	287,155
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/21	500	513,590
Series A, 5.00%, 12/01/21	340	362,025
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	52,386
State of Arizona COP
5.00%, 09/01/21	100	105,510
5.00%, 10/01/21	180	190,539
University of Arizona (The) RB
4.00%, 08/01/21	115	119,507
5.00%, 06/01/21	350	365,624

		8,546,116

Arkansas — 0.6%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	198,419
State of Arkansas GO
5.00%, 04/01/21	200	207,492
5.00%, 06/15/21	745	779,195
5.00%, 10/01/21	365	386,159
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	79,190
Series B, 5.00%, 11/01/21	30	31,832

		1,682,287

California — 7.6%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	52,637
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	57,694
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	102,271
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,680
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	114,060
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	26,236
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	104,594
Series A-1, 5.00%, 10/01/21	35	37,064
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	36,540
California State Public Works Board RB
5.00%, 06/01/21	50	52,144
Series A, 5.00%, 04/01/21	70	72,538
Series A, 5.00%, 09/01/21	165	173,709
Series C, 5.00%, 10/01/21	180	190,094
Series C, 5.00%, 11/01/21	500	529,690
Series D, 4.00%, 04/01/21	75	77,043
Series D, 5.00%, 12/01/21	150	159,400
Series E, 5.00%, 06/01/21	335	349,365
Series E, 5.00%, 09/01/21	195	205,292
Series F, 5.00%, 10/01/21 (ETM)	50	53,095
Series G, 5.00%, 05/01/21	75	77,968
Series G, 5.00%, 11/01/21	140	148,313
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	268,277
Series I, 4.00%, 11/01/21	160	167,138
Series I, 5.00%, 11/01/21	40	42,375

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB
Series A, 4.00%, 11/01/21	$105	$109,892
Series A, 5.00%, 11/01/21	340	360,869
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	51,187
Series A, 5.00%, 08/15/21	60	63,164
City & County of San Francisco CA GO, Series A, 5.00%, 06/15/21	25	26,159
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	226,524
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	52,161
Series C, 5.00%, 06/01/21	115	119,969
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	52,019
Series C, 5.00%, 05/15/21	30	31,211
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	185,741
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	98,627
County of Los Angeles CA COP, 5.00%, 09/01/21	45	47,302
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,595
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	74,132
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,078
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	439,579
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	703,752
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,544
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	275,976
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	103,856
Los Angeles Community College District/CA GO
Series C, 5.00%, 08/01/21	70	73,741
Series I, 4.00%, 08/01/21	140	145,754
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	195	204,772
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	84,091
Series A, 5.00%, 12/01/21	100	106,478
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	970	1,004,222
Series A, 5.00%, 07/01/21	195	204,121
Series B, 5.00%, 07/01/21	15	15,702
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	52,363
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	350	361,977
Series A, 5.00%, 07/01/21	205	214,368
Series A-1, 5.00%, 07/01/21	170	177,769
Series A-2, 5.00%, 07/01/21	155	162,083
Series C, 5.00%, 07/01/21	240	250,968
Series D, 5.00%, 07/01/21	215	224,825
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	167,883
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	49,336

Security	Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21	$220	$233,504
Series B, 5.00%, 11/01/21	225	238,810
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	74,078
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,459
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,764
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	94,910
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	62,549
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	74,032
Sacramento Municipal Utility District RB, Series F, 5.00%, 08/15/21	105	110,537
San Diego Community College District GO
0.00%, 08/01/21(a)	100	98,855
5.00%, 08/01/21	100	105,114
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	200	205,742
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	47,412
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a)	765	755,491
Series D-1, 5.50%, 07/01/21 (NPFGC)	200	210,958
Series R-3, 4.00%, 07/01/21	75	77,814
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	100	103,513
Series D, 5.00%, 05/01/21	100	103,513
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	250	246,535
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	105,428
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	98,344
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	522,155
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,696
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	52,597
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	26,155
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	588,391
Series O, 5.00%, 05/01/21	745	775,843
State of California Department of Water Resources RB
5.00%, 12/01/21	315	335,664
Series AK, 5.00%, 12/01/21	465	495,504
State of California GO
4.00%, 09/01/21	140	145,797
4.00%, 10/01/21	65	67,860
5.00%, 02/01/21	405	417,393
5.00%, 04/01/21	435	451,295
5.00%, 08/01/21	925	972,304
5.00%, 09/01/21	1,825	1,924,554
5.00%, 10/01/21	845	893,985

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/21	$530	$562,531
5.00%, 12/01/21	305	324,758
Series B, 5.00%, 09/01/21	590	622,184
University of California RB
Series AB, 5.00%, 05/15/21	195	203,389
Series AO, 5.00%, 05/15/21	110	114,732
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	118,612

		22,495,768

Colorado — 0.7%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	61,996
Series E, 5.00%, 03/01/21	175	180,822
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	131,497
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	20,951
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	53,133
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	103,403
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	106,478
Series A, 5.25%, 12/01/21 (NPFGC)	415	443,507
Series B, 4.00%, 12/01/21 (SAW)	125	131,146
Series C, 5.00%, 12/01/21 (SAW)	190	202,308
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,454
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	287,823
Series A, 5.00%, 06/01/21	60	62,626
Series B, 4.25%, 06/01/21	100	103,575

		1,923,719

Connecticut — 1.5%
City of Stamford CT GO
4.00%, 07/01/21	100	103,622
5.00%, 08/01/21	75	78,836
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	26,181
Series O, 4.00%, 11/01/21	35	36,487
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	400	402,212
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	103,403
State of Connecticut GO
Series A, 5.00%, 03/15/21	100	103,272
Series A, 5.00%, 10/15/21	305	321,351
Series B, 4.50%, 05/15/21	160	165,424
Series B, 5.00%, 04/15/21	205	212,353
Series B, 5.00%, 05/15/21	265	275,338
Series C, 5.00%, 07/15/21	100	104,465
Series D, 5.00%, 11/01/21	250	263,620
Series E, 4.00%, 09/15/21	40	41,482
Series E, 5.00%, 10/15/21	250	263,403
Series G, 5.00%, 11/01/21	500	527,240
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/21	100	102,356
Series A, 5.00%, 08/01/21	240	250,958
Series A, 5.00%, 09/01/21	80	83,896
Series A, 5.00%, 10/01/21	295	310,263

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 08/01/21	$55	$57,511
Series B, 5.00%, 12/01/21	250	264,453
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	249,922

		4,348,048

Delaware — 1.1%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,658
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	115,439
Delaware River & Bay Authority RB, Series C, 5.00%, 01/01/21	100	102,644
Delaware Transportation Authority RB
5.00%, 06/01/21	175	182,677
5.00%, 07/01/21	1,000	1,047,840
State of Delaware GO
5.00%, 03/01/21	880	910,175
Series 2009-C, 5.00%, 10/01/21	125	132,264
Series B, 5.00%, 02/01/21	100	103,083
Series B, 5.00%, 07/01/21	60	62,870
Series D, 5.00%, 07/01/21	250	261,960
University of Delaware RB, Series A, 5.00%, 11/01/21	160	170,339

		3,104,949

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/21	790	824,918
Series E, 5.00%, 06/01/21	200	208,840
District of Columbia RB
5.00%, 07/15/21	80	83,788
Series A, 4.00%, 12/01/21	100	104,901
Series A, 5.00%, 12/01/21	250	266,155
Series C, 4.00%, 12/01/21	200	209,802
Series C, 5.00%, 12/01/21	355	377,940
Series F, 5.00%, 12/01/21	200	212,924
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	55	57,404
Series A, 5.00%, 10/01/21	65	68,749
Series C, 5.00%, 10/01/21	460	486,533
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	78,752
Series F-1, 5.00%, 10/01/21	475	498,759

		3,479,465

Florida — 5.6%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	293,328
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	169,275
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	144,764
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	52,862
City of Jacksonville FL RB
5.00%, 10/01/21	400	422,432
Series B, 5.00%, 10/01/21	435	459,491
Series C, 5.00%, 10/01/21	180	190,278
City of Miami Beach FL RB, 5.00%, 09/01/21	35	36,885
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	95,747
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	211,536
City of Tallahassee RB, 5.00%, 10/01/21	140	148,075
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	105,797

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	$100	$105,218
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	42,412
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	42,243
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	121,667
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	57,104
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	256,633
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	134,833
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	643,764
County of Miami-Dade FL Water &Sewer System Revenue RB
5.00%, 10/01/21	625	660,775
Series A, 5.00%, 10/01/21 (AGM)	140	148,116
County of Orange FL RB, 5.00%, 10/01/21	55	58,172
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	159,213
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	95,217
County of Palm Beach FL GO, 5.00%, 07/01/21	110	115,249
County of Palm Beach FL RB, 4.00%, 06/01/21	160	165,381
Escambia County School Board COP, 5.00%, 02/01/21	120	123,473
Florida Department of Environmental Protection RB
5.00%, 07/01/21	245	256,691
Series A, 5.00%, 07/01/21	300	314,316
Series B, 5.00%, 07/01/21	310	324,793
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	309,107
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	42,261
Series A, 5.00%, 10/01/21	410	433,173
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	130,099
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	278,828
Hillsborough County School Board COP, Series A, 5.00%, 07/01/21	300	313,533
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	63,391
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	131,360
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	105,290
Series B, 5.00%, 10/01/21	50	52,645
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	238,567
Lee County School Board (The) COP
5.00%, 08/01/21	200	209,666
Series B, 3.00%, 08/01/21	50	51,187
Series B, 5.00%, 08/01/21	50	52,417
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	83,126
Series B, 5.00%, 07/01/21	155	161,057
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	285,574
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	62,961
Orlando Utilities Commission RB Series A, 5.00%, 10/01/21	65	68,702

Security	Par (000)	Value

Florida (continued)
Series C, 4.00%, 10/01/21	$75	$78,224
Series C, 5.25%, 10/01/21	115	121,951
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	157,249
Series D, 5.00%, 08/01/21	290	304,016
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	79,163
Pasco County School Board COP, 5.00%, 08/01/21	75	78,530
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	475	495,786
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/21	235	243,895
Series D, 5.00%, 11/01/21	205	216,640
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	248,681
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	287,405
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	590,888
South Broward Hospital District RB, 5.00%, 05/01/21	50	51,959
St. Johns County School Board COP, 5.00%, 07/01/21	75	78,383
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	710	743,711
Series B, 5.00%, 07/01/21	520	544,690
Series C, 5.00%, 07/01/21	200	209,496
State of Florida GO
Series A, 4.00%, 06/01/21	155	160,383
Series A, 5.00%, 06/01/21	545	569,748
Series A, 5.00%, 07/01/21	460	482,062
Series B, 4.00%, 07/01/21	45	46,641
Series B, 5.00%, 06/01/21	520	543,612
Series C, 5.00%, 06/01/21	110	114,995
Series D, 5.00%, 06/01/21	95	99,314
Series E, 5.00%, 06/01/21	100	104,541
Series F, 5.00%, 06/01/21	150	156,811
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	245	256,983
Series B, 5.00%, 07/01/21	135	141,603
Tampa Bay Water RB, 5.00%, 10/01/21	65	68,739
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	36,692

		16,541,475

Georgia — 2.5%
City of Atlanta Department of Aviation RB
Series A, 4.00%, 01/01/21	75	76,372
Series B, 5.00%, 01/01/21	160	163,973
Series C, 5.25%, 01/01/21	135	138,572
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 01/01/21	180	184,469
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	169,970
Series B, 5.00%, 11/01/21	250	265,577
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	166,010
County of Carroll GA GO, 5.00%, 06/01/21	280	292,376
Forsyth County School District, 5.00%, 02/01/21	75	77,307
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	170	175,814
Series A, 5.00%, 06/01/21	150	156,696
Series B, 5.00%, 06/01/21	510	532,766

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Gwinnett County Development Authority COP, 5.25%, 01/01/21 (NPFGC)	$25	$25,722
Gwinnett County School District GO
5.00%, 02/01/21	585	603,217
5.00%, 08/01/21 (SAW)	200	210,406
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/21	215	225,260
Series A, 5.25%, 07/01/21 (NPFGC)	250	262,650
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	10	10,071
Series A, 5.00%, 11/01/21	50	51,596
Series B, 5.00%, 01/01/21	340	344,611
State of Georgia GO
Series A, 5.00%, 02/01/21	250	257,690
Series A, 5.00%, 07/01/21	80	83,837
Series A-1, 5.00%, 02/01/21	110	113,384
Series C, 4.00%, 09/01/21	225	234,378
Series C, 5.00%, 07/01/21	330	345,827
Series C, 5.00%, 10/01/21	275	291,021
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	157,534
Series D, 5.00%, 02/01/21	140	144,306
Series E, 5.00%, 12/01/21	145	154,441
Series E-2, 5.00%, 09/01/21	15	15,822
Series I, 5.00%, 07/01/21	470	492,541
Series I, 5.00%, 11/01/21	130	138,020
Series J-1, 4.00%, 07/01/21	450	466,407
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	216,605

		7,245,248

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/21	245	253,555
Series A, 5.00%, 07/01/21	145	151,679
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	947,151
Series B, 4.00%, 07/01/21	55	56,921
Series B, 5.00%, 07/01/21	65	68,017
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	105,840
Series B, 4.00%, 10/01/21	150	156,664
Series B, 5.00%, 10/01/21	60	63,504
Series C, 4.00%, 11/01/21	100	104,705
Series C, 5.00%, 10/01/21	165	174,636
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	268,877
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	190	199,044
State of Hawaii GO
5.00%, 10/01/21	250	264,527
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	576,747
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	421,880
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	160,207
Series DZ-2017, 5.00%, 12/01/21	70	74,547
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	26,681
Series EA, 4.00%, 12/01/21	30	31,480
Series EE, 5.00%, 11/01/21	80	84,923
Series EF, 5.00%, 11/01/21	485	514,847
Series EH-2017, 5.00%, 08/01/21	195	204,996
Series EZ, 5.00%, 10/01/21	70	74,068
Series FB, 5.00%, 04/01/21	100	103,756
Series FE, 5.00%, 10/01/21	355	375,629
Series FH, 5.00%, 10/01/21	150	158,716

Security	Par (000)	Value

Hawaii (continued)
Series FN, 5.00%, 10/01/21	$10	$10,581
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	97,588

		5,731,766

Illinois — 2.3%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	245	249,501
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	100	103,317
Series 2015-B, 5.00%, 01/01/21	290	296,136
Series A, 5.00%, 01/01/21	65	66,375
Series B, 5.00%, 01/01/21	515	525,897
Series B, 6.00%, 01/01/41 (PR 01/01/21)	915	946,906
Series C, 5.00%, 01/01/21	325	331,877
Chicago Transit Authority RB, 5.00%, 06/01/21	200	207,872
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	41,060
Illinois Finance Authority RB
5.00%, 01/01/21	110	112,915
5.00%, 07/01/21	275	287,796
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/21	250	264,170
Series D, 5.00%, 01/01/21	160	163,811
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	41,670
Series A, 6.00%, 07/01/21 (NPFGC)	25	26,195
State of Illinois GO
4.00%, 02/01/21	75	74,553
4.00%, 09/01/21	75	74,216
5.00%, 02/01/21	110	110,134
5.00%, 06/01/21	195	195,357
5.00%, 07/01/21	200	200,388
5.00%, 08/01/21	390	390,807
Series A, 5.00%, 06/01/21	525	525,961
Series A, 5.00%, 12/01/21	300	300,798
Series B, 5.00%, 10/01/21	200	200,476
Series B, 5.25%, 01/01/21	215	215,578
Series D, 5.00%, 11/01/21	720	721,843
State of Illinois RB, 5.00%, 06/15/21	190	192,808

		6,868,417

Indiana — 0.6%
Ball State University RB, Series R, 5.00%, 07/01/21	175	183,143
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21	100	102,383
Series A, 4.00%, 10/01/21	100	104,242
Series A, 5.00%, 05/01/21	45	46,763
Series A, 5.00%, 10/01/21	150	158,455
Series A, 5.00%, 12/01/21	315	334,842
Series C, 5.00%, 12/01/21	135	143,724
Indiana University RB
Series A, 5.00%, 06/01/21	45	46,989
Series U, 5.00%, 08/01/21	120	126,121
Series W-2, 5.00%, 08/01/21	320	336,323
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	52,161
Purdue University RB
Series CC, 5.00%, 07/01/21	65	68,102
Series DD, 5.00%, 07/01/21	45	47,147

		1,750,395

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	$265	$276,597
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	187,837
Iowa Finance Authority RB, 5.00%, 08/01/21	425	446,462
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	140,426
State of Iowa RB, Series A, 5.00%, 06/01/21	150	156,531

		1,207,853

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	156,646
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	41,624
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	458,612
Series B, 5.00%, 09/01/21	625	658,925

		1,315,807

Louisiana — 0.4%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	26,469
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,455
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,586
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	233,800
Series A, 5.00%, 02/01/21	15	15,440
Series A, 5.00%, 08/01/21	170	178,325
Series C, 5.00%, 07/15/21	300	314,166
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	325,980

		1,125,221

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	318,816
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	227,999
Series C, 5.00%, 11/01/21	405	429,412
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	136,049
State of Maine GO, Series B, 5.00%, 06/01/21	370	386,313

		1,498,589

Maryland — 4.4%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	328,510
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	497,315
Series D, 5.00%, 07/01/21	290	303,874
County of Anne Arundel MD GOL
4.00%, 04/01/21	400	411,524
5.00%, 04/01/21	50	51,892
County of Baltimore MD COP, 5.00%, 10/01/21	125	132,246
County of Baltimore MD GO
5.00%, 08/01/21	300	315,456
Series B, 4.50%, 09/01/21	60	62,903
County of Carroll MD GO, 5.00%, 11/01/21	100	106,185
County of Harford MD GO, 5.00%, 09/15/21	240	253,577
County of Montgomery MD GO
Series A, 5.00%, 07/01/21	160	167,693
Series A, 5.00%, 11/01/21	1,045	1,109,633
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	528,075
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	180	189,819
Series B, 4.00%, 07/15/21	500	518,715
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,172
Series B, 5.00%, 07/01/21	90	94,306

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB, 5.00%, 07/01/21	$370	$387,612
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	129,265
State of Maryland Department of Transportation RB
5.00%, 02/01/21	250	257,613
5.00%, 06/01/21	55	57,425
5.00%, 09/01/21	730	769,624
5.00%, 10/01/21	50	52,884
5.00%, 12/01/21	105	111,768
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,583,700
State of Maryland GO
First Series, 5.00%, 06/01/21	400	417,812
First Series A, 5.00%, 03/01/21	120	124,104
First Series C, 4.00%, 08/15/21	250	260,073
First Series C, 5.00%, 08/01/21	655	688,660
Series A, 5.00%, 03/01/24 (PR 03/01/21)	195	201,983
Series B, 5.00%, 08/01/21	105	110,396
Series C, 5.00%, 08/01/21	1,130	1,188,071
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	585	611,114

		13,049,999

Massachusetts — 3.3%
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	115,276
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	200	207,292
Series A, 5.00%, 03/01/21	125	129,275
Series A, 5.00%, 04/01/22 (PR 04/01/21)	200	207,884
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	571,681
Series A, 5.25%, 08/01/21	695	732,857
Series B, 5.00%, 08/01/21	445	467,869
Series B, 5.25%, 08/01/21	275	289,979
Series B, 5.25%, 08/01/21 (AGM)	200	210,894
Series B, 5.25%, 09/01/21 (AGM)	290	306,852
Series C, 5.00%, 10/01/21	160	169,322
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	371,357
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,522,564
Series E, 4.00%, 09/01/21	125	130,210
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	209,974
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	470,983
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/21(a)	200	197,444
Series A, 4.00%, 07/01/21	150	155,433
Series A, 5.00%, 07/01/21	150	157,105
Series C, 5.25%, 07/01/21	40	42,010
Series C, 5.50%, 07/01/21	200	210,622
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	36,898
Series 2014, 5.00%, 08/01/21	600	630,684
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	102,718
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	36,195
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	41,788
Series A, 5.00%, 08/15/21	550	579,001
Series A, 5.00%, 08/15/21 (ETM)	65	68,522
Series B, 4.00%, 10/15/21	75	78,391

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 10/15/21	$315	$333,761
Series C, 5.00%, 08/15/21 (ETM)	105	110,829
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	94,174
Massachusetts Water Resources Authority RB
Series F, 5.00%, 08/01/21	160	168,182
Series J, 5.50%, 08/01/21 (AGM)	365	385,914
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	37,094
Series 1, 4.00%, 11/01/21	50	52,254

		9,633,288

Michigan — 1.5%
Michigan Finance Authority RB
5.00%, 08/01/21	70	73,392
5.00%, 10/01/21	575	608,332
Michigan State Building Authority RB
5.00%, 10/15/21	100	105,911
Series I, 5.00%, 04/15/21	275	285,662
Series I, 5.00%, 10/15/21	470	497,782
Series I-A, 5.00%, 10/15/21	160	169,458
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	261,152
Michigan Strategic Fund RB
5.00%, 10/15/21	55	57,818
Series CC, 1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	99,751
Royal Oak School District GO, 5.00%, 05/01/21	100	103,947
State of Michigan GO
Series A, 5.00%, 12/01/21	270	287,491
Series B, 5.00%, 11/01/21	235	249,424
State of Michigan RB, 5.00%, 03/15/21	125	129,046
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	840	889,586
5.25%, 11/01/21 (AGM)	125	132,654
5.50%, 11/01/21 (AGM)	490	521,811

		4,473,217

Minnesota — 1.6%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	266,195
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	79,091
Series C, 5.00%, 03/01/21	120	124,084
Series E, 5.00%, 09/01/21	800	843,640
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,421
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	154,398
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	39,668
State of Minnesota COP, 5.00%, 06/01/21	55	57,467
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	341,829
Series B, 5.00%, 08/01/21	150	157,767
Series B, 5.00%, 10/01/21	290	307,020
Series D, 5.00%, 08/01/21	225	236,651
Series D, 5.00%, 10/01/21	245	259,379
Series E, 5.00%, 10/01/21	350	370,541
Series F, 5.00%, 10/01/21	395	418,183
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	141,056

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB
Series B, 5.00%, 12/01/21	$300	$319,386
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	533,695

		4,660,471

Mississippi — 0.9%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	56,436
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	530,150
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	1,001,983
Series A, 5.25%, 11/01/21	340	362,022
Series C, 5.00%, 10/01/21	155	163,940
Series F, 5.00%, 11/01/21	340	360,767
Series F, 5.25%, 10/01/21	50	53,059
Series H, 4.00%, 12/01/21	165	173,060

		2,701,417

Missouri — 0.4%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	225	234,225
Series B, 5.00%, 05/01/21	120	124,920
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series A, 5.00%, 07/01/21	525	550,116
University of Missouri RB, Series A, 5.00%, 11/01/21	160	169,698

		1,078,959

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	21,023

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	289,927
City of Omaha NE GO
5.25%, 04/01/21	130	135,139
Series A, 5.00%, 04/15/21	100	103,887
Series B, 5.00%, 11/15/21	280	297,542
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	47,819
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	212,144
Nebraska Public Power District RB
5.00%, 07/01/21	50	52,386
Series A, 5.00%, 01/01/21	450	462,231
Series B, 5.00%, 01/01/21	90	92,446
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	51,105
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	155	159,827
Series C, 5.00%, 02/01/21	100	103,114
University of Nebraska Facilities Corp. RB, Series A, 5.00%, 07/15/21	200	209,864
University of Nebraska RB
5.00%, 07/01/21	70	73,516
Series A, 5.00%, 07/01/21	65	68,265

		2,359,212

Nevada — 1.4%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	135,732
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	374,678
Series B, 5.00%, 06/15/21	200	208,154
Series D, 5.00%, 06/15/21	65	67,650
County of Clark Department of Aviation RB 5.00%, 07/01/21	135	140,069

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series A, 5.00%, 07/01/21	$175	$180,814
Series B, 5.00%, 07/01/21	100	103,755
Series C, 5.00%, 07/01/21	145	150,445
County of Clark NV GOL
5.00%, 06/01/21	120	125,317
5.00%, 11/01/21	385	408,631
County of Clark NV RB
5.00%, 07/01/21	655	685,870
Series A, 5.00%, 07/01/21	500	523,565
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	106,283
Nevada System of Higher Education RB
4.00%, 07/01/21	75	77,646
Series A, 4.00%, 07/01/21	50	51,764
Series A, 5.00%, 07/01/21	100	104,677
State of Nevada GOL
Series A, 5.00%, 04/01/21	205	212,679
Series A, 5.00%, 08/01/21	100	105,114
Series B, 5.00%, 11/01/21	245	260,038
Series D, 5.00%, 06/01/21	40	41,772
Series E, 5.00%, 06/01/21	115	120,096
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	70	74,512

		4,259,261

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	104,701
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	73,645
Series D, 5.00%, 08/15/21	70	73,673
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	79,603

		331,622

New Jersey — 1.4%
County of Monmouth NJ GO, 4.00%, 03/01/21	200	205,166
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	101,533
Series A, 5.00%, 06/15/21 (ETM)	5	5,236
New Jersey Economic Development Authority RB
5.00%, 03/01/21 (ETM)	50	51,579
Series B, 5.00%, 11/01/21 (SAP)	440	448,994
Series DDD, 5.00%, 06/15/21	200	203,066
Series II, 5.00%, 03/01/21	25	25,895
Series KK, 5.00%, 03/01/21	20	20,716
Series NN, 5.00%, 03/01/21	235	237,677
Series UU, 5.00%, 06/15/21	230	233,526
Series XX, 5.00%, 06/15/21 (SAP)	790	802,111
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	35,636
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	120	121,840
Series A-1, 5.00%, 06/15/21	100	102,939
Series AA, 5.00%, 06/15/21 (SAP)	115	116,763
Series B, 5.00%, 06/15/21	135	137,069
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21	125	128,187
Series C, 5.00%, 01/01/21	370	379,435
State of New Jersey GO
5.00%, 06/01/21	245	255,317

Security	Par (000)	Value

New Jersey (continued)
5.25%, 08/01/21	$160	$168,266
Series T, 5.00%, 06/01/21	195	203,211

		3,984,162

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	105,063
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	366,048
Series B, 5.00%, 06/15/21	535	559,556
Series C, 5.00%, 06/01/21	100	104,398
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	268,804
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	649,438
Series B, 4.00%, 07/01/21	230	238,278
Series B, 5.00%, 07/01/21	80	83,770
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	104,376

		2,479,731

New York — 7.7%
City of New York NY GO
5.00%, 08/01/21	245	255,814
Series 1, 5.00%, 08/01/21	50	52,207
Series A, 5.00%, 08/01/21	50	52,207
Series A-1, 4.00%, 08/01/21	200	206,376
Series A-1, 4.00%, 10/01/21	645	668,297
Series A-1, 5.00%, 08/01/21	385	401,994
Series B, 5.00%, 08/01/21	345	360,228
Series C, 5.00%, 08/01/21	850	887,519
Series D, 5.00%, 08/01/21	210	219,269
Series D-1, 5.00%, 08/01/21	35	36,545
Series E, 4.00%, 08/01/21	25	25,797
Series E, 5.00%, 08/01/21	335	349,787
Series F, 5.00%, 08/01/21	200	208,828
Series G, 5.00%, 08/01/21	140	146,180
Series H, 5.00%, 08/01/21	345	360,228
Series I, 5.00%, 03/01/21	45	46,323
Series I, 5.00%, 03/01/21 (ETM)	15	15,535
Series I, 5.00%, 08/01/21	315	328,904
Series J, 5.00%, 08/01/21	715	746,560
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	35	35,921
Series A, 5.00%, 04/01/21	50	51,813
Series C, 5.00%, 10/01/21	150	158,412
Long Island Power Authority RB
5.00%, 09/01/21	100	104,924
Series A, 0.00%, 06/01/21 (AGM)(a)	90	88,796
Series A, 5.00%, 05/01/21	150	155,541
Series B, 5.00%, 09/01/21	205	215,094
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21	30	31,153
Series A-1, 4.00%, 11/15/21 (ETM)	50	52,539
Series A-1, 5.00%, 11/15/21	110	110,127
Series B, 5.00%, 11/15/21	290	290,334
Series B, 5.25%, 11/15/21 (NPFGC)	250	251,197
Series B, 5.25%, 11/15/21 (NPFGC FGIC)	100	100,479
Series B-2, 5.00%, 11/15/21	210	210,241
Series B-4, 5.00%, 11/15/21	195	202,672
Series C, 5.00%, 11/15/21	280	280,323
Series C-1, 5.00%, 11/15/21	120	120,138
Series D, 5.00%, 11/15/21	255	255,293

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 11/15/21	$180	$180,208
Series F, 4.00%, 11/15/21	25	24,665
Series F, 5.00%, 11/15/21	335	335,385
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	53,149
Nassau County Sewer &Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	42,319
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (ETM SAW)	140	147,027
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	505,094
Series S-1, 5.00%, 07/15/21 (SAW)	100	105,104
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 11/01/21	110	116,804
Series A-1, 5.00%, 11/01/21	475	504,379
Series B, 5.00%, 11/01/21	100	106,185
Series B-1, 5.00%, 11/01/21	100	106,185
Series C, 5.00%, 11/01/21	840	891,954
Series C-1, 5.00%, 05/01/21	250	260,300
Series E, 5.00%, 11/01/21	150	159,277
Series F-1, 5.00%, 05/01/21	165	171,798
Series I, 5.00%, 05/01/21	95	98,914
New York City Water &Sewer System RB
Series DD, 5.00%, 06/15/21	125	130,738
Series EE, 4.00%, 06/15/21	80	82,787
Series FF, 5.00%, 06/15/21	150	156,885
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	207,460
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	117,126
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	78,986
4.00%, 05/15/21	90	92,884
5.00%, 08/15/21 (SAP)	150	157,180
Series A, 4.00%, 03/15/21	100	102,442
Series A, 5.00%, 02/15/21	205	211,439
Series A, 5.00%, 03/15/21	1,565	1,616,628
Series A, 5.00%, 07/01/21	260	272,171
Series A, 5.00%, 10/01/21 (AGM)	75	79,348
Series A, 5.00%, 10/01/21 (SAW)	215	227,464
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	100	104,369
Series B, 4.00%, 10/01/21 (SAW)	225	234,900
Series B, 5.00%, 03/15/21	800	826,392
Series B, 5.00%, 07/01/21	110	115,249
Series C, 5.00%, 03/15/21	200	206,598
Series D, 5.00%, 02/15/21	325	335,208
Series D, 5.00%, 08/15/21	70	73,415
Series D, 5.00%, 10/01/21 (BAM SAW)	225	238,205
Series E, 4.00%, 03/15/21	100	102,442
Series E, 5.00%, 03/15/21	260	268,577
Series E, 5.00%, 08/15/21	210	220,244
Series F, 5.00%, 10/01/21 (BAM SAW)	45	47,641
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21	25	25,805
Series A, 5.00%, 06/15/21	520	543,868
Series B, 5.00%, 06/15/21	100	104,590
Series B, 5.00%, 11/15/21	25	26,574
Series E, 5.00%, 05/15/21	95	99,037

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	$190	$197,083
Series A-1, 5.00%, 04/01/21	130	134,846
New York State Thruway Authority RB
5.00%, 01/01/21	130	133,254
Series A, 4.00%, 01/01/21	70	71,294
Series A, 5.00%, 03/15/21	180	186,255
Series I, 5.00%, 01/01/21	200	205,006
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	385	398,379
Series A-1, 5.00%, 03/15/21	170	175,907
Series A-2, 5.50%, 03/15/21 (NPFGC)	135	140,270
Series D, 5.00%, 03/15/21	350	362,162
Series E, 5.00%, 03/15/21	70	72,433
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	136,374
Series 173, 4.00%, 12/01/21	30	31,134
Series 175, 5.00%, 12/01/21	55	57,932
Series 189, 5.00%, 05/01/21	110	113,709
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	174,852
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	106,580
Series A, 4.00%, 11/15/21	65	67,802
Series A, 5.00%, 01/01/21	145	148,795
Series A, 5.00%, 11/15/21	80	84,848
Series B, 4.00%, 11/15/21	210	219,544
Series B, 5.00%, 11/15/21	320	339,392
Series C, 5.00%, 11/15/21	175	185,605

		22,742,450

North Carolina — 3.1%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	51,960
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	527,066
City of Charlotte NC GO, 5.00%, 12/01/21	285	303,787
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	372,239
5.00%, 12/01/21	50	53,296
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	52,404
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	40	41,372
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	52,090
Series B, 5.00%, 04/01/21	50	51,887
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	42,336
County of Buncombe NC RB
5.00%, 06/01/21	65	67,902
Series A, 5.00%, 06/01/21	85	88,794
County of Cabarrus NC GO, 5.00%, 03/01/21	75	77,572
County of Durham NC GO, 5.00%, 10/01/21	160	169,344
County of Forsyth NC GO
4.00%, 12/01/21	10	10,497
5.00%, 07/01/21	50	52,404
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	262,880
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21	100	103,774
Series A, 5.00%, 09/01/21	200	210,992
Series A, 5.00%, 12/01/21	550	585,898
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	270	285,768

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of New Hanover NC GO
5.00%, 02/01/21	$200	$206,166
5.00%, 08/01/21	300	315,456
County of Wake NC GO
Series A, 5.00%, 05/01/21	215	223,858
Series C, 5.00%, 03/01/21	535	553,345
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	79,895
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	745	765,294
Series B, 5.00%, 01/01/21 (ETM)	435	447,289
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	105,710
State of North Carolina GO
5.00%, 06/01/21	430	449,242
Series A, 5.00%, 06/01/21	225	235,069
Series C, 4.00%, 05/01/21	490	505,406
Series C, 5.00%, 05/01/21	120	124,956
State of North Carolina RB
5.00%, 03/01/21	390	402,745
Series B, 5.00%, 06/01/21	400	417,900
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	781,890
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,316
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	82,982

		9,215,781

Ohio — 4.4%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/21	185	190,766
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	385	403,372
Series 2012-3, 5.00%, 08/15/21	225	236,864
Series A, 4.00%, 08/15/21	115	119,602
Series A, 5.00%, 02/15/21	110	113,542
Series A, 5.00%, 08/15/21	305	321,083
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,800
Series B, 5.00%, 08/15/21	70	73,691
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	71,893
Cleveland State University RB, 5.00%, 06/01/21	55	57,346
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	111,564
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	261,077
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	505	536,482
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	154,026
Miami University/Oxford OH RB, 5.00%, 09/01/21	265	277,725
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	74,408
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	102,503
Ohio State Building Authority RB
5.00%, 10/01/21	180	190,435
Series A, 5.00%, 10/01/21	25	26,449
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	52,216
Series D, 5.00%, 12/01/21	75	79,859
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	108,704

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	$305	$318,515
Series C, 5.00%, 06/01/21	200	208,862
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	26,108
5.00%, 12/01/21	640	681,459
5.50%, 06/01/21	250	262,412
Series B, 5.00%, 12/01/21	150	159,717
State of Ohio GO
5.00%, 09/01/21	150	158,327
Series A, 5.00%, 03/01/21	100	103,462
Series A, 5.00%, 05/01/21	130	135,409
Series A, 5.00%, 08/01/21	85	89,423
Series A, 5.00%, 09/01/21	50	52,776
Series A, 5.00%, 09/15/21	635	671,278
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,931,924
Series B, 5.00%, 08/01/21	525	552,316
Series C, 5.00%, 09/15/21	165	174,426
Series R, 5.00%, 05/01/21	20	20,818
Series T, 5.00%, 11/01/21	200	212,276
State of Ohio RB
5.00%, 10/01/21	60	63,391
Series A, 5.00%, 04/01/21	250	259,133
Series A, 5.00%, 10/01/21	210	221,869
Series B, 5.00%, 04/01/21	180	186,575

		13,074,883

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	532,526
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	495	516,607
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	169,158
Series B, 5.00%, 07/01/21	315	329,846
Series C, 5.00%, 07/01/21	70	73,299
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	167,635
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	46,784
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	326,579
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	150,432
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	156,943

		2,469,809

Oregon — 2.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	150	156,104
Series A, 5.00%, 06/01/21	490	511,712
Series A, 5.00%, 08/01/21	245	257,466
Series A, 5.00%, 10/01/21	60	63,478
Series B, 5.00%, 10/01/21	100	105,768
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	104,400
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	156,851
County of Multnomah OR GOL, 5.00%, 06/01/21	500	522,155
County of Washington OR GOL, 5.00%, 03/01/21	300	310,209
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	67,280
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	77,460
Metro/OR GO, Series A, 5.00%, 06/01/21	200	208,862

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	$320	$335,082
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	68,949
Oregon State Lottery RB
Series B, 5.00%, 04/01/21	190	197,083
Series C, 4.00%, 04/01/21	160	164,520
Series D, 5.00%, 04/01/21 (MO)	95	98,542
Portland Community College District GO, 5.00%, 06/15/21	20	20,918
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	98,862
State of Oregon Department of Transportation RB
5.00%, 11/15/21	125	132,871
Series A, 5.00%, 11/15/21	170	180,705
Series C, 5.00%, 11/15/21	400	425,188
State of Oregon GO
Series C, 5.00%, 06/01/21	200	208,862
Series D, 5.00%, 06/01/21	540	563,927
Series F, 5.00%, 05/01/21	340	353,903
Series H, 5.00%, 05/01/21	350	364,311
Series J, 5.00%, 05/01/21	80	83,271
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	158,478
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	435	454,866
Series B, 4.00%, 06/15/21 (GTD)	125	129,326
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	55	58,188

		6,639,597

Pennsylvania — 2.0%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	130,898
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	208,358
Commonwealth of Pennsylvania GO
5.00%, 01/01/21	150	154,026
5.00%, 07/15/21	120	125,844
5.00%, 09/15/21	65	68,604
First Series, 5.00%, 04/01/21	40	41,480
First Series, 5.00%, 06/01/21	225	234,846
First Series, 5.00%, 06/15/21	200	209,066
First Series, 5.00%, 07/01/21	425	445,030
First Series, 5.00%, 08/15/21	125	131,509
First Series, 5.00%, 11/15/21	475	504,535
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	106,630
Second Series, 5.00%, 01/15/21	400	411,368
Second Series, 5.00%, 07/01/21	75	78,535
Second Series, 5.00%, 09/15/21	200	211,088
Second Series, 5.00%, 10/15/21	60	63,529
Series D, 5.00%, 08/15/21	100	105,207
Series T, 5.00%, 07/01/21	180	188,483
County of Chester PA GO, 5.00%, 11/15/21	30	31,889
Delaware County Authority RB, 5.00%, 08/01/21	160	168,120
Delaware River Port Authority RB, Series B, 5.00%, 01/01/21	130	133,245
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/21 (ETM)	15	15,638
Series A, 5.25%, 05/01/41 (PR 05/01/21)	1,000	1,044,990
Series AN, 5.00%, 06/15/21	25	25,963
Pennsylvania Turnpike Commission RB 0.00%, 12/01/21(a)	20	19,616

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 12/01/21	$320	$340,883
Series A, 5.25%, 07/15/21 (AGM)	100	105,229
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	480,694
Township of Cranberry PA GO, 5.00%, 03/01/21	175	180,955

		5,966,258

Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	266,034
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	660	696,003
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	121,649
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	151,358
Series C, 5.00%, 10/01/21	180	190,435
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	104,100
Series D, 5.00%, 08/01/21	400	420,504

		1,950,083

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	153,993
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	77,019
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	164,514
Horry County School District/SC GO, 5.00%, 03/01/21	230	237,808
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	68,947
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	57,847
Series B, 5.00%, 12/01/21	165	174,486
Series B, 5.00%, 12/01/21 (ETM)	40	42,663
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	462,576
Series B, 5.00%, 10/01/21	300	315,393
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	299,753
Series A, 5.00%, 07/01/21 (SAW)	300	314,316

		2,369,315

Tennessee — 1.9%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	25,761
City of Johnson City TN GO, Series A, 5.00%, 06/01/21	200	208,818
City of Memphis TN GO, 5.00%, 06/01/21	500	521,825
County of Montgomery TN GO, 5.00%, 04/01/21	175	181,555
County of Shelby TN GO
Series A, 4.00%, 03/01/21	120	123,130
Series A, 5.00%, 03/01/21	200	206,858
Series A, 5.00%, 04/01/21	250	259,435
County of Sumner TN GO
5.00%, 06/01/21	125	130,511
5.00%, 12/01/21	190	202,308
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	518,730
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	355,745
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	445,030

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 01/01/21	$100	$102,684
Series C, 5.00%, 07/01/21	270	282,725
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21 (AGM ETM)	50	51,512
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	872,446
Series A, 5.00%, 09/01/21	50	52,728
Series B, 5.00%, 08/01/21	250	262,785
Series B, 5.00%, 11/01/21	75	79,604
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	817,263

		5,701,453

Texas — 11.4%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	103,220
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	195	204,972
Series A, 5.00%, 08/01/21 (PSF)	125	131,392
Series B, 5.00%, 08/01/21	50	52,557
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	226,998
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	103,220
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	51,282
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	375	371,231
Series A, 0.00%, 08/15/21 (AMBAC)(a)	100	98,002
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	127,481
City of Austin TX GOL
5.00%, 09/01/21	600	632,730
Series A, 4.00%, 09/01/21	50	52,071
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	105	109,448
5.00%, 05/15/21 (ETM)	85	88,665
5.00%, 11/15/21	135	143,617
5.00%, 11/15/21 (ETM)	100	106,432
Series A, 5.00%, 05/15/21	165	171,976
Series A, 5.00%, 11/15/21	5	5,313
Series A, 5.00%, 11/15/21 (ETM)	20	21,278
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	162,358
Series C, 5.00%, 07/15/21	50	52,374
City of Dallas TX GOL, 5.00%, 02/15/21	160	165,216
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	68,739
Series A, 5.00%, 10/01/21	110	116,328
City of Denton TX GO, 5.00%, 02/15/21	55	56,771
City of Denton TX GOL, 5.00%, 02/15/21	125	129,025
City of El Paso TX GOL, 4.00%, 08/15/21	110	114,432
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	77,552
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	82,563
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	87,785
City of Garland TX GOL, 5.00%, 02/15/21	115	118,740
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	185,697
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	806,473

Security	Par (000)	Value

Texas (continued)
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	$110	$116,840
Series C, 5.00%, 05/15/21	180	187,553
Series D, 5.00%, 11/15/21	245	260,234
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	310,083
City of Lubbock TX GOL
4.00%, 02/15/21	420	430,634
5.00%, 02/15/21	190	196,285
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	306,924
5.00%, 02/01/21	505	520,466
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	250	257,612
City of San Marcos TX GOL, 5.00%, 08/15/21	40	42,020
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	103,220
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	82,614
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,288
County of Denton TX GOL, 5.00%, 07/15/21	125	130,811
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,513
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	57,857
Series A, 5.00%, 10/01/21	95	100,425
Series B, 5.00%, 10/01/21	100	105,710
County of Harris TX RB
5.00%, 08/15/21	145	152,531
Series A, 5.00%, 08/15/21	125	131,492
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	122,933
5.00%, 02/15/21 (PSF)	50	51,610
Series A, 5.00%, 02/15/21 (PSF)	405	418,041
Series C, 5.00%, 02/15/21 (PSF)	100	103,220
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	239,247
Series B, 4.00%, 12/01/21	140	146,681
Series B, 5.00%, 12/01/21	55	58,483
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	72,801
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	157,215
Series F, 5.00%, 11/01/21	180	188,658
Series G, 5.00%, 11/01/21	85	89,089
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	105,273
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	246,567
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	102,444
Fort Bend Independent School District GO
5.00%, 08/15/21 (PSF)	165	173,570
Series E, 5.00%, 02/15/21 (PSF)	170	175,394
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	520	536,744
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	140	147,382
Series A, 4.50%, 08/15/21 (PSF)	70	73,247
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	103,220

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	$55	$57,900
Series A, 5.00%, 08/15/21	45	47,373
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	31,682
Series A, 5.00%, 11/15/21	105	111,214
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	244,069
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	157,791
Houston Community College System GOL, 5.00%, 02/15/21	230	237,261
Houston Community College System RB, 5.00%, 04/15/21	100	103,684
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	257,972
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	325,118
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	300,028
Laredo Community College District GOL, 5.00%, 08/01/21	65	68,283
Leander Independent School District GO
0.00%, 08/15/21 (PSF)(a)	175	172,443
Series A, 0.00%, 08/15/21 (PSF)(a)	500	492,695
Series B, 0.00%, 08/15/21(a)	150	147,433
Series D, 0.00%, 08/15/21 (PSF)(a)	50	49,270
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	157,890
Series B, 4.00%, 08/15/21	285	296,369
Lone Star College System GOL
5.00%, 02/15/21	285	294,177
Series A, 5.00%, 08/15/21	145	152,646
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	72,254
Lower Colorado River Authority RB
5.00%, 05/15/21	350	364,021
Series A, 5.00%, 05/15/21	355	369,221
Series B, 5.00%, 05/15/21	180	187,211
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	63,148
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	5	5,256
5.00%, 08/01/21 (ETM) (PSF)	10	10,519
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	153,722
Series B, 5.00%, 11/01/21	230	243,834
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	51,610
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	118,732
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	940,670
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	360	380,034
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	568,997
Series A, 5.00%, 01/01/21	395	405,180
Series A, 5.00%, 09/01/21 (ETM)	20	21,107
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	870,799
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	844,296
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	163,582
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	284,950
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,587,990

Security	Par (000)	Value

Texas (continued)
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	$265	$278,973
Series A, 4.00%, 08/15/21 (PSF)	40	41,601
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,276
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	113,542
Permanent University Fund – Texas A&M University System RB, 5.00%, 07/01/21	130	136,127
Permanent University Fund – University of Texas System RB, Series A, 5.00%, 07/01/21	160	167,635
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	51,610
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	132,119
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	307,713
San Antonio Water System RB
5.00%, 05/15/21	100	104,228
Series A, 5.00%, 05/15/21	50	52,114
Series A, 5.00%, 05/15/21 (ETM)	5	5,221
Series B, 5.00%, 05/15/21	160	166,765
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	356,109
South Texas College GOL, 5.00%, 08/15/21	70	73,673
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	148,035
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	118,555
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	263,182
State of Texas GO
5.00%, 04/01/21	490	508,630
5.00%, 10/01/21	305	322,946
Series A, 5.00%, 04/01/21	500	519,010
Series A, 5.00%, 08/01/21	35	36,817
Series A, 5.00%, 10/01/21	370	391,771
Series C, 5.00%, 08/01/21	20	21,038
Series D, 5.00%, 05/15/21	200	208,624
Series G, 5.00%, 08/01/21	100	105,190
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	95,743
Tarrant Regional Water District RB
5.00%, 03/01/21	120	124,084
6.00%, 09/01/21	250	266,787
Series A, 5.00%, 03/01/21	65	67,212
Texas Public Finance Authority RB, 5.00%, 02/01/21	350	360,685
Texas State University System RB
4.50%, 03/15/21	15	15,473
5.00%, 03/15/21	125	129,476
Series A, 5.00%, 03/15/21	1,000	1,035,810
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	618,655
Series A, 5.00%, 04/01/21	680	705,983
Texas Water Development Board RB
Series A, 5.00%, 04/15/21	230	238,850
Series A, 5.00%, 10/15/21	275	291,134
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	204,771
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	154,830

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Houston RB, Series A, 5.00%, 02/15/21	$150	$154,592
University of North Texas System RB, Series A, 5.00%, 04/15/21	265	275,121
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	93,614
Series B, 4.00%, 08/15/21	80	83,212
Series B, 5.00%, 08/15/21	155	163,193
Series C, 5.00%, 08/15/21	280	294,801
Series D, 5.00%, 08/15/21	150	157,929
Series I, 5.00%, 08/15/21	260	273,744

		33,778,503

Utah — 1.1%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	108,933
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	77,295
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	295	308,201
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	103,622
State of Utah GO
5.00%, 07/01/21	475	498,009
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	902,682
Series A, 4.00%, 07/01/21	35	36,293
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	99,715
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	419,852
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	183,949
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	415	432,634
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	109,640

		3,280,825

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	601,420

Virginia — 6.2%
City of Alexandria VA GO, Series A, 5.00%, 07/15/21 (SAW)	35	36,726
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	84,132
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	159,254
City of Richmond VA GO, Series B, 5.00%, 07/15/21	145	152,151
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	79,211
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	146,203
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,082,960
Series A, 5.00%, 08/01/21	155	163,045
Series A, 5.00%, 08/15/21	210	221,239
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,136,828
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	205,436
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	100	105,869
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,326,275
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,167,122
Series B, 5.00%, 04/01/21 (SAW)	115	119,362
Series C, 5.00%, 10/01/21 (SAW)	350	370,542
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	610,108
County of Henrico VA GO, 5.00%, 07/15/21	380	398,742
County of Loudoun VA GO
Series A, 5.00%, 12/01/21	40	42,591
Series A, 5.00%, 12/01/21 (SAW)	645	686,783
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	84,638

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/21	$85	$89,614
Series A, 5.00%, 02/01/21	705	726,467
Series A, 5.00%, 09/01/21	155	163,413
Series D, 5.00%, 02/01/21 (HERBIP)	250	257,613
Series E-1, 5.00%, 02/01/21	170	175,177
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	100	103,563
5.00%, 05/15/21	825	860,054
5.00%, 09/15/21	340	359,091
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,227,534
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,671,536
Series B, 5.00%, 03/15/21	130	134,632
Series B, 5.00%, 09/15/21	75	79,211
Virginia Public Building Authority RB, Series B, 5.00%, 08/01/21	395	414,896
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW)	125	128,598
5.00%, 08/01/21 (SAW)	200	209,909
Series A, 5.00%, 08/01/21 (SAW)	35	36,790
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	546,777
Series B, 5.00%, 08/01/21 (NPFGC)	185	193,871
Series C, 5.00%, 08/01/21 (SAW)	100	104,795
Series IV, 5.00%, 04/15/21	105	109,101
Virginia Resources Authority RB
5.00%, 10/01/21	385	407,318
5.00%, 11/01/21	405	429,859
Series B, 5.00%, 10/01/21	190	201,014
Series B, 5.00%, 11/01/21	240	254,731
Series B, 5.00%, 11/01/21 (SAW)	30	31,841
Series C, 5.00%, 11/01/21	100	106,138

		18,402,760

Washington — 5.8%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	78,579
Central Puget Sound Regional Transit Authority RB
Series P-1, 5.00%, 02/01/21	165	170,049
Series S-1, 5.00%, 11/01/21	300	318,414
City of Bellevue WA GOL, 5.00%, 12/01/21	525	559,009
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	119,308
City of Seattle WA GO, 5.00%, 12/01/21	460	489,799
City of Seattle WA GOL
4.50%, 03/01/21	50	51,496
5.00%, 09/01/21	110	116,000
Series A, 5.00%, 11/01/21	425	451,086
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	73,818
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	311,092
Series A, 5.00%, 02/01/21	100	103,060
Series B, 5.00%, 04/01/21	300	311,238
Series C, 5.00%, 09/01/21	75	79,091
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	124,907
5.00%, 09/01/21	700	738,185
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	256,710
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	260,393

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Clark County Public Utility District No. 1 RB, Series A, 5.00%, 01/01/21	$205	$210,420
County of Clark WA GOL, 5.00%, 12/01/21	50	53,239
County of King WA GO, 5.00%, 12/01/21	125	133,097
County of King WA GOL
5.00%, 01/01/21	50	51,359
5.00%, 06/01/21	80	83,545
5.00%, 07/01/21	160	167,635
5.00%, 12/01/21	60	63,887
Series B, 5.00%, 12/01/21	115	122,450
Series E, 4.00%, 06/01/21	100	103,363
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/21	80	82,174
Series B, 4.00%, 01/01/21	150	153,094
Series B, 5.00%, 07/01/21	325	340,509
Series B, 5.00%, 01/01/31 (PR 01/01/21)	1,560	1,603,555
Series C, 5.00%, 01/01/35 (PR 01/01/21)	210	216,004
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	120,881
County of Snohomish WA GOL, 5.00%, 12/01/21	150	159,717
Energy Northwest RB, Series A, 5.00%, 07/01/21	265	277,490
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	188,417
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	53,109
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	186,167
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	47,596
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	53,166
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	104,772
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	145,310
Series A, 5.00%, 08/01/21	150	157,536
Series A, 5.25%, 07/01/21 (NPFGC)	235	246,835
Series B, 5.00%, 03/01/21	165	170,518
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	26,313
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	204,526
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	191,398
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD)	100	104,821
5.00%, 12/01/21 (GTD)	210	223,400
State of Washington COP
5.00%, 07/01/21	100	104,297
Series A, 5.00%, 07/01/21	455	474,552
Series B, 4.00%, 07/01/21	225	232,090
State of Washington GO
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a)	115	113,656
Series 2016A, 5.00%, 07/01/21	240	251,395
Series A, 5.00%, 07/01/21	250	261,870
Series A, 5.00%, 08/01/21	100	105,088
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,263,828
Series B, 5.00%, 07/01/21	160	167,597
Series B, 5.00%, 08/01/21	270	283,738
Series C, 0.00%, 06/01/21 (NPFGC)(a)	200	197,662
Series C, 5.00%, 06/01/21	100	104,409
Series D, 5.00%, 07/01/21	100	104,748

Security	Par (000)	Value

Washington (continued)
Series R-2013A, 5.00%, 07/01/21	$135	$141,410
Series R-2015, 5.00%, 07/01/21	215	225,208
Series R-2015-E, 5.00%, 07/01/21	515	539,452
Series R-C, 5.00%, 07/01/21	255	267,107
Series B, 5.00%, 08/01/21	115	120,851
State of Washington RB
Series C, 5.00%, 09/01/21	385	406,002
Series F, 5.00%, 09/01/21	215	226,728
University of Washington RB
5.00%, 07/01/21	35	36,670
Series A, 5.00%, 04/01/21	220	228,241
Series A, 5.00%, 07/01/21	430	450,520
Series B, 5.00%, 06/01/21	25	26,108
Series C, 5.00%, 07/01/21	55	57,625
Washington State University RB, 5.00%, 04/01/21	95	98,515

		17,147,904

West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21	200	212,276
Series A, 5.00%, 11/01/21	385	408,631
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	200	210,692
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	183,206
West Virginia University RB, Series B, 5.00%, 10/01/21	25	26,508
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	104,772

		1,146,085

Wisconsin — 1.7%
City of Milwaukee WI GO
5.00%, 05/01/21	25	25,997
Series N-3, 5.00%, 05/15/21	95	98,936
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	159,196
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	262,767
Series 1, 5.00%, 06/01/21 (ETM)	100	104,608
Series 2, 5.00%, 06/01/21 (ETM)	30	31,234
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/21	425	443,645
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	635	661,035
Series 1, 5.00%, 11/01/21	345	366,231
Series 2, 4.00%, 11/01/21	335	350,658
Series 2, 5.00%, 05/01/21	155	161,355
Series 3, 5.00%, 11/01/21	605	642,232
Series A, 5.00%, 05/01/21	205	213,405
Series B, 5.00%, 05/01/21	50	52,050
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	405	424,326
Series 1, 5.00%, 07/01/21	545	571,008
Series 2, 5.00%, 07/01/21	110	115,249
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	52,327

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
WPPI Energy RB, Series A, 5.00%, 07/01/21	$385	$401,455

		5,137,714

Total Municipal Debt Obligations — 98.5% (Cost: $288,969,377)		290,812,458

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.15%(d)(e)	489	489,459

Total Short-Term Investments — 0.2% (Cost: $489,361)		489,459

Total Investments in Securities — 98.7% (Cost: $289,458,738)		291,301,917

Other Assets, Less Liabilities — 1.3%		3,857,395

Net Assets — 100.0%		$295,159,312

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	387	102	489	$489,459	$4,075	$(22)		$81

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$290,812,458	$—	$290,812,458
Money Market Funds	489,459	—	—	489,459

	$489,459	$290,812,458	$—	$291,301,917

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$324,471
5.00%, 09/01/22	65	70,636
5.00%, 09/01/23 (PR 09/01/22)	150	164,885
Series A, 5.00%, 09/01/22	250	271,975
Alabama Public School &College Authority RB
Series A, 5.00%, 02/01/22	90	96,151
Series B, 5.00%, 01/01/22	570	607,107
Series B, 5.00%, 05/01/22	410	441,180
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	186,731
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	197,716
State of Alabama GO, Series A, 5.00%, 08/01/22	790	859,322

		3,220,174

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	278,401

Arizona — 3.5%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	149,720
Series B, 5.00%, 06/01/22	75	80,928
Series C, 5.00%, 06/01/22	140	149,720
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	808,258
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	452,782
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,200,144
Arizona State University RB
Series A, 5.00%, 07/01/22	265	287,324
Series B, 5.00%, 07/01/22	100	108,424
Arizona Transportation Board RB, 5.00%, 07/01/22	540	585,991
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	400	437,336
Series A, 5.00%, 10/01/22 (ETM)	125	137,371
City of Chandler AZ GOL, 4.00%, 07/01/22	120	127,820
City of Chandler AZ RB, 5.00%, 07/01/22	100	108,536
City of Mesa AZ RB, 5.00%, 07/01/22	250	270,223
City of Phoenix AZ GO, 4.00%, 07/01/22	200	212,812
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	558,631
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	865	938,836
5.50%, 07/01/22 (NPFGC)	200	219,292
Series A, 5.00%, 07/01/22	265	287,740
Series B, 5.00%, 07/01/22	760	825,216
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	233,595
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	59,171
Series C, 4.00%, 07/01/22	105	111,843
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	151,637
Series A, 5.00%, 07/01/22	45	48,740
County of Pima AZ GOL, 4.00%, 07/01/22	145	154,289
County of Pima AZ RB, 5.00%, 07/01/22	110	119,266
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	105	114,081
Maricopa County Community College District GO, 5.00%, 07/01/22	425	460,326
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	54,212

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$475	$515,014
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	108,226
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	50	53,366
Series A, 5.00%, 01/01/22	80	85,386
Series A, 5.00%, 12/01/22	200	220,132
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	358,542
State of Arizona COP, 5.00%, 09/01/22	370	402,523
University of Arizona (The) RB
5.00%, 06/01/22	255	275,703
Series A, 5.00%, 06/01/22	100	108,119

		11,581,275

Arkansas — 0.2%
State of Arkansas GO
3.00%, 10/01/22	150	157,105
5.00%, 10/01/22	435	476,473
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	147,936

		781,514

California — 7.4%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	197,560
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	253,292
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,328
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	58,556
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	87,211
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	187,691
Series A, 5.00%, 10/01/22	165	179,165
Series C, 5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	387,181
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	106,782
Series A, 5.00%, 10/01/22	290	318,307
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,092
Series A, 5.00%, 04/01/22	105	112,711
Series B, 5.00%, 10/01/22	410	446,420
Series C, 5.00%, 11/01/22	135	147,377
Series D, 5.00%, 09/01/22	210	228,054
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	220,042
Series F, 5.00%, 05/01/22	260	279,347
Series G, 5.00%, 11/01/22	95	103,710
Series H, 5.00%, 12/01/22	335	366,657
California State University RB
Series A, 5.00%, 11/01/22	325	356,479
Series C, 5.00%, 11/01/22 (AGM)	30	32,906
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	52,176
Series A, 5.00%, 05/15/22	100	104,351
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	97,766
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	120	130,446

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	$75	$81,955
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,098
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	64,807
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	30	32,192
Series C, 5.00%, 05/15/22	45	48,287
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	87,419
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	26,757
5.00%, 11/01/22	255	279,171
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	103,217
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	97,290
County of Los Angeles CA COP, 5.00%, 09/01/22	130	141,238
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	43,585
Dublin Unified School District GO, 5.00%, 08/01/22	200	217,596
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	86,667
East Side Union High School District GO, 5.00%, 08/01/22	140	151,796
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	58,609
Evergreen School District GO, 5.00%, 09/01/22	100	108,790
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	21,792
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	77,954
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	77,919
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	53,476
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	97,467
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	26,670
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	141,560
Series G, 4.00%, 08/01/22	100	106,680
Series G, 5.00%, 08/01/22	125	136,115
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	100	108,896
Series B, 5.00%, 07/01/22	45	49,003
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	54,579
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	27,349
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	50	53,203
Series A, 5.00%, 07/01/22	300	325,608
Series B, 5.00%, 07/01/22	180	195,365
Series C, 4.00%, 07/01/22	45	47,883
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/22	670	725,543
Series B, 5.00%, 07/01/22	455	492,719
Series B-1, 5.00%, 07/01/22	175	189,507
Series C, 5.00%, 07/01/22	205	221,994
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,356

Security	Par (000)	Value

California (continued)
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	$155	$166,216
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	106,757
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	54,637
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	155,733
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	130	140,683
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	48,710
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	84,204
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,654
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	26,658
Poway Unified School District GO, 5.00%, 08/01/22	15	16,257
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	38,838
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.25%, 12/01/22 (NPFGC)	145	160,711
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	65,189
Series D, 5.00%, 08/15/22	50	54,376
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	367,261
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	282,324
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	467,741
Series D-1, 5.50%, 07/01/22 (NPFGC)	100	109,263
Series H-2, 5.00%, 07/01/22	75	81,150
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	80,999
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	105	112,318
Series D, 5.00%, 05/01/22	150	160,455
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	54,248
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	53,631
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	121,939
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,094
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	170,212
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	97,551
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	72,765
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	117,348
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	38,700
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	108,496
Series E, 0.00%, 08/01/22(a)	50	48,786
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	53,761

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	$170	$165,770
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	48,645
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	124,770
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	43,325
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	143,139
Series O, 5.00%, 05/01/22	525	566,984
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	150	165,342
Series AS, 5.00%, 12/01/22	75	82,671
Series AW, 5.00%, 12/01/22	15	16,534
Series AX, 5.00%, 12/01/22	100	110,228
State of California GO
4.00%, 02/01/22	70	73,666
4.00%, 09/01/22	45	47,905
5.00%, 02/01/22	555	593,628
5.00%, 03/01/22	30	32,187
5.00%, 04/01/22	600	645,720
5.00%, 05/01/22	435	467,903
5.00%, 08/01/22	300	325,347
5.00%, 09/01/22	2,575	2,800,107
5.00%, 10/01/22	750	817,748
5.00%, 11/01/22	290	317,037
5.00%, 12/01/22	195	213,739
5.25%, 09/01/22	115	125,710
5.25%, 10/01/22	590	646,787
Series A, 5.00%, 09/01/22	105	114,179
Series B, 5.00%, 08/01/22	440	477,176
Series B, 5.00%, 09/01/22	1,200	1,304,904
Torrance Unified School District GO, 5.00%, 08/01/22	40	43,352
University of California RB
Series AO, 4.00%, 05/15/22	20	21,207
Series AO, 5.00%, 05/15/22	170	183,666
Series AR, 4.00%, 05/15/22	50	53,017
Series G, 5.00%, 05/15/22	40	43,174
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	244,202
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,356

		24,267,509

Colorado — 1.3%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	225,189
Series B, 5.00%, 03/01/22	250	268,083
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	243,518
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,634
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	130,195
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	108,845
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	20	21,981
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	150	161,298
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,191,289
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	249,401
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	532,056

Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	$465	$515,429
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	85,074
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	82,610
University of Colorado RB
Series A-1, 4.00%, 06/01/22	220	233,356
Series B, 5.00%, 06/01/22	180	194,614

		4,262,572

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	645	697,606
Series A-2, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	378,546
Series E, 5.00%, 07/01/22	150	160,967
State of Connecticut GO
5.00%, 09/15/22	135	145,080
Series A, 4.00%, 03/01/22	50	52,241
Series A, 5.00%, 10/15/22	320	344,666
Series C, 5.00%, 06/01/22	130	138,613
Series C, 5.00%, 06/15/22	90	96,065
Series D, 5.00%, 06/15/22	20	21,348
Series D, 5.00%, 08/15/22	190	203,729
Series E, 5.00%, 08/15/22	175	187,645
Series E, 5.00%, 10/15/22	670	721,644
Series F, 4.00%, 11/15/22	675	712,003
Series F, 5.00%, 11/15/22	90	97,151
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22	225	238,075
Series A, 5.00%, 08/01/22	110	118,480
Series A, 5.00%, 09/01/22	340	367,112
Series A, 5.00%, 10/01/22	185	200,238
Series B, 5.00%, 08/01/22	135	145,407
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	110,916
Series A, 5.00%, 08/15/22	125	133,741

		5,271,273

Delaware — 0.8%
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	181,125
Delaware Transportation Authority RB
5.00%, 06/01/22	170	183,619
5.00%, 07/01/22	635	687,781
State of Delaware GO
Series A, 5.00%, 10/01/22	300	328,905
Series B, 5.00%, 07/01/22	175	190,213
Series C, 5.00%, 03/01/22	750	805,672
University of Delaware RB, Series A, 5.00%, 11/01/22	105	116,160

		2,493,475

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,025	1,109,983
Series B, 5.00%, 06/01/22	100	108,291
Series E, 5.00%, 06/01/22	115	124,535
District of Columbia RB
5.00%, 07/15/22	75	80,086
Series A, 4.00%, 12/01/22	195	209,841
Series A, 5.00%, 12/01/22	465	512,183
Series C, 4.00%, 12/01/22	150	161,417
Series C, 5.00%, 10/01/22	125	136,918

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series C, 5.00%, 12/01/22	$190	$209,279
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	191,466
Series C, 5.00%, 10/01/22	415	454,047
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	505	546,975
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	135,111

		3,980,132

Florida — 5.0%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	30	32,460
Broward County FL Water &Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	265	290,400
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	57,285
City of Jacksonville FL RB
5.00%, 10/01/22	330	360,090
Series A, 4.00%, 10/01/22	50	53,383
Series A, 5.00%, 10/01/22	100	109,434
Series C, 5.00%, 10/01/22	100	109,434
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	76,656
City of Tampa FL RB
5.00%, 10/01/22	230	251,756
Series A, 5.00%, 10/01/22	140	153,419
Series B, 5.00%, 10/01/22	75	82,189
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	264,637
Series P-2, 5.00%, 10/01/22	170	183,625
Series Q-1, 5.00%, 10/01/22	50	54,008
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	175,414
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	108,585
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	575,243
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	150,545
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	147,465
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	216,939
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	257,229
Series A, 4.38%, 10/01/22 (AGM)	100	108,100
Series B, 5.25%, 10/01/22 (AGM)	525	578,434
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	208,127
County of Palm Beach FL RB
5.00%, 05/01/22	60	64,832
5.00%, 06/01/22	100	108,334
5.00%, 11/01/22	45	49,452
Series A, 5.00%, 11/01/22	50	54,947
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,156
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	87,647
County of Sarasota FL RB, 5.00%, 10/01/22	55	60,244
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/22	815	885,490

Security	Par (000)	Value

Florida (continued)
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	$295	$321,161
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	355,335
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	269,515
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	665	722,064
Series B, 5.00%, 07/01/22	365	396,320
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	250,291
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	86,947
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	154,209
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	69,200
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	48,081
Series B, 5.00%, 07/01/22	265	283,145
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	315,111
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	372,246
Series C, 4.00%, 10/01/22	175	187,444
Series C, 5.00%, 10/01/22	215	235,391
Series C, 5.25%, 10/01/22	130	143,100
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	295,603
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	298,105
Series B, 5.00%, 07/01/22	120	130,109
Series B, 5.00%, 07/01/22 (AGM)	185	200,834
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	271,995
Series D, 5.00%, 08/01/22	375	407,992
Reedy Creek Improvement District GOL
5.00%, 06/01/22	90	97,385
Series A, 5.00%, 06/01/22	65	70,333
Series B, 4.00%, 06/01/22	160	169,850
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	338,423
Series D, 5.00%, 02/01/22	65	69,243
Series D, 5.00%, 11/01/22	160	174,462
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	139,828
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	358,317
Series B, 5.00%, 07/01/22	20	21,716
Series C, 5.00%, 07/01/22	250	271,452
State of Florida GO
Series A, 5.00%, 06/01/22	455	492,920
Series A, 5.00%, 07/01/22	95	103,237
Series B, 5.00%, 06/01/22	450	487,503
Series C, 5.00%, 06/01/22	550	595,837
Series E, 5.00%, 06/01/22	80	86,667
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	755	820,300
Series B, 5.00%, 07/01/22	50	54,325
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	123,971

		16,237,926

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.1%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	$150	$161,166
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/22	700	767,438
Series B, 5.00%, 11/01/22	150	164,451
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	188,832
Series B, 5.00%, 10/01/22 (GTD)	150	164,377
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	91,086
Gwinnett County School District GO, 5.00%, 02/01/22	345	369,509
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	544,810
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,200,723
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	141,299
State of Georgia GO
Series A, 5.00%, 02/01/22	100	107,104
Series A-1, 5.00%, 02/01/22	215	230,274
Series C, 4.00%, 09/01/22	405	432,787
Series C, 4.00%, 10/01/22	1,115	1,194,009
Series E, 5.00%, 12/01/22	250	275,570

		7,033,435

Hawaii — 2.8%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	162,468
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,261,191
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	136,493
Series B, 5.00%, 07/01/22	120	129,974
City & County of Honolulu HI GO
Series A, 5.00%, 11/01/22 (ETM)	25	27,585
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,206,820
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,296,507
Series B, 5.00%, 09/01/22	50	54,540
Series B, 5.00%, 10/01/22 (ETM)	125	136,730
Series B, 5.00%, 11/01/22	225	246,793
Series C, 5.00%, 10/01/22	170	185,953
Series E, 3.00%, 09/01/22	100	104,498
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	158,096
Series B, 5.00%, 09/01/22	170	185,354
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,662
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,803
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	640,738
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	127,043
Series EF, 5.00%, 11/01/22	220	241,309
Series EO, 5.00%, 08/01/22	150	163,163
Series EP, 5.00%, 08/01/22	150	163,163
Series EX, 3.00%, 10/01/22	150	156,960
Series EZ, 5.00%, 10/01/22	175	191,422
Series FE, 5.00%, 10/01/22	230	251,583
Series FG, 5.00%, 10/01/22	110	120,322
Series FH, 5.00%, 10/01/22	455	497,697
Series FN, 5.00%, 10/01/22	45	49,223
Series FT, 5.00%, 01/01/22	225	240,188

		9,195,278

Security	Par (000)	Value

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	$205	$221,162
Series A, 5.00%, 07/15/22	150	161,826

		382,988

Illinois — 1.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	215,666
Series B, 5.00%, 01/01/22	145	152,544
Series C, 5.00%, 01/01/22	380	399,771
Series D, 5.00%, 01/01/22	275	289,308
Illinois Finance Authority RB
4.00%, 01/01/22	100	104,921
5.00%, 07/01/22	55	59,670
5.00%, 10/01/22	25	26,637
Series A, 5.00%, 10/01/22	115	125,647
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	645	700,464
Series D, 5.00%, 01/01/22	125	132,349
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,497
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	59,163
State of Illinois GO
0.00%, 08/01/22(a)	100	96,085
4.00%, 02/01/22	55	54,207
4.00%, 09/01/22	100	97,727
5.00%, 02/01/22	610	611,263
5.00%, 05/01/22	370	369,893
Series A, 4.00%, 01/01/22	280	276,150
Series A, 5.00%, 10/01/22	535	534,337
Series A, 5.00%, 12/01/22	500	499,160
Series B, 5.00%, 09/01/22	300	299,682
Series B, 5.00%, 10/01/22	170	169,789
Series D, 5.00%, 11/01/22	800	798,864
State of Illinois RB, Series C, 5.00%, 06/15/22	100	102,692
University of Illinois RB, Series A, 5.00%, 04/01/22	105	110,867

		6,292,353

Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	48,690
Series R, 5.00%, 07/01/22	325	351,650
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	133,835
Series A, 5.00%, 06/01/22	100	108,312
Series A, 5.00%, 10/01/22	155	169,272
Series A, 5.00%, 12/01/22	210	228,615
Series B, 5.00%, 02/01/22	235	251,610
Indiana University RB
Series A, 5.00%, 06/01/22	225	243,509
Series Y, 5.00%, 08/01/22	85	92,518
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	26,824
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	48,979
Purdue University RB, Series A, 5.00%, 07/01/22	140	151,950

		1,855,764

Iowa — 0.7%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,507
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	135,336

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	$205	$221,908
Series E, 5.00%, 06/01/22	195	211,084
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	64,910
Iowa City Community School District RB, 5.00%, 06/01/22	120	129,638
Iowa Finance Authority RB, 5.00%, 08/01/22	405	441,580
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	227,453
State of Iowa RB, Series A, 5.00%, 06/01/22	645	698,058

		2,156,474

Kansas — 0.4%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	100	109,274
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	915,869
Series B, 5.00%, 09/01/22	135	147,193
Series C, 5.00%, 09/01/22	100	109,032
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	136,048

		1,417,416

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	107,608

Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	53,471
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	120,228
Louisiana State University &Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	21,546
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	74,020
Series A-1, 5.00%, 05/01/22	80	86,166
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	157,151
Series A, 5.00%, 09/01/22	100	108,670
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	202,705
Series B, 5.00%, 08/01/22	50	54,306
Series B, 5.00%, 10/01/22	90	98,062
Series C, 4.00%, 07/15/22	140	148,487
Series C, 5.00%, 07/15/22	100	108,224
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	322,677
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	546,910
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	54,021

		2,156,644

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	435	474,076
Series A, 5.00%, 11/01/22	100	109,582
Series B, 5.00%, 11/01/22	85	93,145
Series C, 5.00%, 11/01/22	270	295,871
Series D, 5.00%, 11/01/22	160	175,331
Series D, 5.00%, 11/01/22 (ETM)	10	11,037
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	167,710
State of Maine GO, Series B, 5.00%, 06/01/22	210	227,455

		1,554,207

Maryland — 3.6%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	246,602
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	146,070

Security	Par (000)	Value

Maryland (continued)
Series D, 5.00%, 07/01/22	$50	$54,112
County of Anne Arundel MD GOL, 5.00%, 04/01/22	130	140,138
County of Baltimore MD COP, 5.00%, 10/01/22	60	65,585
County of Baltimore MD GO
5.00%, 02/01/22	225	241,024
Series B, 5.00%, 08/01/22	305	332,121
Series C, 4.00%, 09/01/22	165	176,398
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	205,580
County of Charles MD GO
5.00%, 03/01/22	150	161,190
5.00%, 10/01/22	500	547,925
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	217,924
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	375,480
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	120,883
Series A, 5.00%, 12/01/22	230	253,462
Series B, 5.00%, 12/01/22	120	132,241
Series C, 5.00%, 10/01/22	500	547,925
County of Prince George’s MD COP, 5.00%, 10/15/22	75	81,725
County of Prince George’s MD GOL, Series C, 5.00%, 08/01/22	530	577,499
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	207,539
Maryland State Transportation Authority RB, 5.00%, 07/01/22	160	173,299
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	64,406
5.00%, 09/01/22	500	545,160
5.00%, 10/01/22	250	273,335
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,401,426
First Series C, 4.00%, 08/15/22	210	224,547
Series A, 5.00%, 03/01/22	150	161,162
Series B, 5.00%, 08/01/22	2,115	2,306,027
Series C, 5.00%, 08/01/22	660	719,611
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,115,840

		11,816,236

Massachusetts — 3.7%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	474,298
City of Boston MA GO
Series A, 5.00%, 03/01/22	425	456,467
Series B, 5.00%, 04/01/22	250	269,250
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	280	311,657
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	60	64,736
Series A, 5.00%, 07/01/22	410	444,907
Series B, 5.00%, 08/01/22	270	293,819
Series B, 5.25%, 08/01/22	210	229,685
Series C, 5.00%, 04/01/22	290	312,559
Series C, 5.00%, 07/01/22	100	108,514
Series C, 5.00%, 08/01/22	215	233,967
Series C, 5.00%, 10/01/22	275	300,944
Series C, 5.00%, 07/01/24 (PR 07/01/22)	260	283,964
Series E, 5.00%, 09/01/22	105	114,584
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	428,700
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,412,511
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	630,585
Series F, 5.00%, 11/01/25 (PR 11/01/22)	100	110,629

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series F, 5.00%, 11/01/26 (PR 11/01/22)	$200	$221,258
Series H, 5.00%, 12/01/22	1,215	1,336,974
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	105
		113,525
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	97,259
Series A, 5.00%, 07/01/22	1,035	1,122,881
Series A, 5.25%, 07/01/22	80	87,219
Series B, 5.25%, 07/01/22	450	490,608
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	135	146,941
Series 12B, 5.00%, 08/01/22	500	544,225
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,416
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	107,311
Series A, 5.00%, 07/15/22	200	217,864
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,193
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	804,758
Series A, 5.00%, 08/15/22 (ETM)	45	49,273
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	54,727
Series 2, 5.00%, 11/01/22	160	175,125

		12,097,333

Michigan — 1.7%
Michigan Finance Authority RB
4.00%, 10/01/22	275	294,827
5.00%, 08/01/22	80	85,526
5.00%, 10/01/22	75	82,189
Series B, 5.00%, 10/01/22	455	498,612
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	909,265
Series I, 5.00%, 04/15/22	145	156,361
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	264,780
Michigan State University RB, Series A, 5.00%, 08/15/22	270	293,949
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	140,257
State of Michigan GO
Series A, 5.00%, 12/01/22	470	516,807
Series B, 5.00%, 11/01/22	710	780,432
State of Michigan RB, 5.00%, 03/15/22	230	245,750
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,015	1,110,187
University of Michigan RB, Series A, 5.00%, 04/01/22	130	139,676

		5,518,618

Minnesota — 1.2%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	105	115,711
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	252,265
Series B, 5.00%, 09/01/22	125	136,531
Series C, 5.00%, 03/01/22	75	80,510
Series E, 5.00%, 09/01/22	100	109,225
Series I, 4.00%, 03/01/22	400	422,392
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	315,861
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	43,673

Security	Par (000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	$165	$177,372
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	48,880
Series A, 5.00%, 01/01/22	45	47,922
State of Minnesota GO
Series A, 5.00%, 08/01/22	360	392,177
Series B, 5.00%, 08/01/22	920	1,002,229
Series D, 5.00%, 10/01/22	160	175,294
Series F, 5.00%, 10/01/22	440	482,060
State of Minnesota RB, Series A, 5.00%, 06/01/22	135	144,516
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	122,625

		4,069,243

Mississippi — 0.3%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	79,869
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	76,534
Series F, 4.00%, 11/01/22	260	277,545
Series F, 5.25%, 10/01/22	100	109,926
Series H, 5.00%, 12/01/22	300	329,796

		873,670

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	80,573
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	86,382
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	355,846
Series B, 5.00%, 05/01/22	315	339,671
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	185,241
Series A, 5.00%, 10/01/22	350	383,281
Series B, 5.00%, 04/01/22	210	226,252
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,036
Series A, 5.00%, 07/01/22	295	320,515
University of Missouri RB, Series A, 5.00%, 11/01/22	405	444,965

		2,464,762

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	107,861

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	140	152,814
City of Omaha NE GO, Series B, 5.00%, 11/15/22	395	434,125
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	126,360
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	396,335
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	355	378,899
Series B, 5.00%, 01/01/22	185	197,454
Series C, 5.00%, 01/01/22	160	170,771
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	144,274

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	$255	$273,760
Series AA, 5.00%, 02/01/22	75	80,301

		2,355,093

Nevada — 1.9%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	147,357
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	176,298
Series B, 5.00%, 06/15/22	280	299,388
Series C, 5.00%, 06/15/22	125	133,559
Series D, 5.00%, 06/15/22	240	256,433
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	423,556
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	154,134
Series C, 5.00%, 07/01/22	150	159,449
County of Clark NV GOL
5.00%, 06/01/22	150	162,017
5.00%, 11/01/22	395	432,544
Series A, 5.00%, 07/01/22	145	157,052
Series B, 5.00%, 11/01/22	220	240,911
County of Clark NV RB
5.00%, 07/01/22	305	329,671
Series A, 5.00%, 07/01/22	425	459,378
County of Washoe NV RB, 5.00%, 02/01/22	100	106,888
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,148
Series A, 4.00%, 07/01/22	25	26,574
Series B, 5.00%, 07/01/22	485	525,856
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	277,248
Series B, 5.00%, 11/01/22	80	87,707
Series C, 5.00%, 08/01/22	130	141,346
Series D-1, 5.00%, 03/01/22	660	708,239
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	440	473,141
5.00%, 12/01/22	120	132,079
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	108,785
Series A, 5.00%, 06/01/22 (PSF)	185	199,225

		6,371,983

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	163,482
Series B, 5.00%, 08/15/22	110	119,784
Series D, 4.00%, 08/15/22	100	106,646
State of New Hampshire GO, Series A, 5.00%, 03/01/22	85	91,293

		481,205

New Jersey — 2.8%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	475	521,540
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	158,566
Series A, 4.00%, 07/01/22	150	150,173
Series B, 5.00%, 11/01/22	705	722,047
Series DDD, 5.00%, 06/15/22	100	102,129
Series II, 5.00%, 03/01/22	65	66,533
Series NN, 5.00%, 03/01/22	860	880,279
Series XX, 4.00%, 06/15/22	40	40,048

Security	Par (000)	Value

New Jersey (continued)
Series XX, 5.00%, 06/15/22 (SAP)	$120	$122,555
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	102,129
5.00%, 07/01/22	100	108,874
Series A, 5.00%, 07/01/22	350	381,059
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	191,653
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	391,897
Series AA, 5.00%, 06/15/22	335	342,133
Series AA, 5.00%, 06/15/22 (SAP)	130	132,768
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	3,000,360
Series B, 5.00%, 01/01/22	355	377,383
Series C, 5.00%, 01/01/22	505	536,840
State of New Jersey GO
5.25%, 08/01/22	175	190,221
Series T, 5.00%, 06/01/22	590	634,734

		9,153,921

New Mexico — 0.9%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	108,728
County of Santa Fe NM GO, 5.00%, 07/01/22	140	152,109
New Mexico Finance Authority RB
5.00%, 06/15/22	360	389,740
Series D, 5.00%, 06/15/22	100	108,261
Series E, 5.00%, 06/15/22	125	135,326
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	123,471
Series B, 5.00%, 03/01/22	400	429,464
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	552,391
Series B, 4.00%, 07/01/22	265	281,390
Series B, 5.00%, 07/01/22	225	243,450
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	216,238
Series C, 5.00%, 06/01/22	105	113,525

		2,854,093

New York — 8.4%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	317,538
Series 2015-A, 5.00%, 08/01/22	575	618,930
Series A, 5.00%, 08/01/22	475	511,290
Series B-1, 5.00%, 12/01/22	385	418,414
Series C, 5.00%, 08/01/22	1,260	1,356,264
Series D, 5.00%, 08/01/22	285	306,774
Series E, 5.00%, 08/01/22	240	258,336
Series E, 5.25%, 08/01/22	305	329,976
Series G, 5.00%, 08/01/22	100	107,640
Series H, 5.00%, 08/01/22	285	306,774
Series I, 5.00%, 03/01/22	150	159,553
Series I, 5.00%, 08/01/22	325	349,830
Series J, 5.00%, 08/01/22	580	624,312
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	128,978
Long Island Power Authority RB
5.00%, 09/01/22	100	107,926
Series B, 5.00%, 09/01/22	200	215,852
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	116,840

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 11/15/22	$230	$230,428
Series A-2, 5.00%, 11/15/22	300	300,558
Series B, 5.00%, 11/15/22	700	701,301
Series B, 5.25%, 11/15/22 (AMBAC)	35	35,271
Series B-2, 5.00%, 11/15/22	595	596,107
Series C, 5.00%, 11/15/22	230	230,427
Series C, 5.00%, 11/15/22 (ETM)	20	22,148
Series D, 5.00%, 11/15/22	45	45,084
Series D-1, 5.00%, 11/01/22	680	681,258
Series E, 5.00%, 11/15/22	25	25,047
Series F, 5.00%, 11/15/22	300	300,558
Series H, 4.00%, 11/15/22	115	112,509
Series H, 4.00%, 11/15/22 (ETM)	40	43,295
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	134,821
New York City Transitional Finance Authority Building Aid Revenue RB
Series S1, 4.00%, 07/15/22 (SAW)	115	121,800
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	125,603
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,305
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22	200	216,342
Series A-1, 5.00%, 11/01/22	130	141,718
Series B, 5.00%, 11/01/22	385	419,704
Series B-1, 4.00%, 08/01/22	70	74,178
Series B-1, 5.00%, 08/01/22	310	335,330
Series B-1, 5.00%, 11/01/22	110	119,915
Series C, 5.00%, 11/01/22	685	746,746
Series C1, 5.00%, 05/01/22	95	101,952
Series D, 5.00%, 11/01/22	205	223,479
Series E-1, 5.00%, 02/01/22	185	198,076
Series F-1, 5.00%, 02/01/22	200	214,136
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	63,628
Series DD, 5.00%, 06/15/22	260	281,135
Series EE, 4.00%, 06/15/22	205	217,394
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	54,382
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	216,896
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	71,788
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	27,490
New York State Dormitory Authority RB
5.00%, 02/15/22	370	394,690
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	43,946
Series A, 5.00%, 02/15/22	405	432,026
Series A, 5.00%, 03/15/22	1,260	1,347,973
Series A, 5.00%, 04/01/22 (SAW)	130	139,932
Series A, 5.00%, 07/01/22	1,110	1,202,998
Series A, 5.00%, 10/01/22	75	81,626
Series A, 5.00%, 10/01/22 (SAW)	240	262,762
Series A, 5.50%, 05/15/22 (AMBAC)	125	135,695
Series B, 4.00%, 10/01/22	75	79,852
Series B, 4.00%, 10/01/22 (SAW)	125	133,364
Series B, 5.00%, 03/15/22	150	160,473
Series C, 5.00%, 03/15/22	210	224,662
Series D, 5.00%, 02/15/22	1,310	1,397,416
Series E, 5.00%, 03/15/22	345	369,088

Security	Par (000)	Value

New York (continued)
Series F, 5.00%, 10/01/22 (AGM)	$240	$263,606
Series H, 5.00%, 10/01/22 (SAW)	100	108,535
New York State Environmental Facilities Corp. RB 5.00%, 06/15/22	230	249,051
Series A, 5.00%, 06/15/22	1,140	1,234,426
Series B, 4.00%, 11/15/22	80	85,847
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	380	409,260
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	203,266
Series I, 5.00%, 01/01/22	130	138,040
Series J, 5.00%, 01/01/22	255	270,772
Series K, 4.00%, 01/01/22	180	188,188
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	1,540	1,647,523
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	70,136
Series C, 5.00%, 03/15/22	200	213,964
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	298,358
Series 189, 5.00%, 05/01/22	60	64,023
Series 194, 5.00%, 10/15/22	185	200,000
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	495,045
State of New York GO, Series A, 5.00%, 03/01/22	100	107,517
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	214,306
Series A, 5.00%, 11/15/22	460	501,331
Series B, 5.00%, 11/15/22	295	323,441
Series B-1, 5.00%, 11/15/22	185	202,836

		27,589,010

North Carolina — 3.4%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	31,853
City of Charlotte NC GO
5.00%, 12/01/22	195	214,945
Series A, 5.00%, 07/01/22	355	385,782
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	100	108,649
City of Durham NC GO, 5.00%, 09/01/22	125	136,622
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	53,683
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	273,245
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,062,640
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	20	21,407
County of Buncombe NC GO, 5.00%, 06/01/22	100	108,076
County of Buncombe NC RB, 5.00%, 06/01/22	45	48,634
County of Durham NC GO, 5.00%, 10/01/22	360	394,596
County of Forsyth NC GO, 5.00%, 12/01/22	275	303,127
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	240,903
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,729,949
Series D, 5.00%, 08/01/22	115	125,333
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	147,552
Series B, 5.00%, 12/01/22	120	132,274
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	185,995
County of New Hanover NC GO, 5.00%, 08/01/22	400	435,940
County of Wake NC GO, Series C, 5.00%, 03/01/22	120	128,885
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	363,218

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	$215	$230,278
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	79,921
Series E, 5.00%, 01/01/22	120	127,873
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	655,554
Series B, 5.00%, 06/01/22	200	216,712
Series D, 4.00%, 06/01/22	605	643,145
State of North Carolina RB
5.00%, 03/01/22	260	278,463
Series C, 5.00%, 05/01/22	345	371,237

		11,236,491

Ohio — 4.3%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	53,700
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	99,181
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	222,638
Series A, 5.00%, 08/15/22	520	567,112
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	844,035
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,096,150
City of Columbus OH GOL
4.00%, 07/01/22	65	69,207
5.00%, 08/15/22	180	196,308
County of Franklin OH GOL, 5.00%, 06/01/22	210	227,501
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	216,668
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	214,106
Kent State University RB, Series A, 4.00%, 05/01/22	50	52,416
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	122,113
5.00%, 12/01/22	115	124,889
Series A, 5.00%, 12/01/22	60	65,159
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	635	699,433
Ohio Water Development Authority RB
5.00%, 06/01/22	135	146,251
5.50%, 12/01/22	175	195,071
Series A, 5.00%, 06/01/22	215	232,918
Series A, 5.00%, 12/01/22	120	132,241
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	720	793,447
Series 2015-A, 5.00%, 06/01/22	160	173,334
Series 2015-A, 5.00%, 12/01/22	230	253,462
Series B, 5.00%, 12/01/22	50	55,101
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,957,590
State of Ohio GO
Series A, 5.00%, 08/01/22	160	174,264
Series A, 5.00%, 09/01/22	225	245,756
Series A, 5.00%, 09/15/22	485	530,440
Series B, 4.00%, 11/01/22	100	107,387
Series B, 5.00%, 08/01/22	485	528,238
Series B, 5.00%, 09/01/22	270	294,908
Series C, 5.00%, 08/01/22	290	315,854
Series C, 5.00%, 09/15/22	100	109,369
Series Q, 5.00%, 05/01/22	85	91,780
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,329,260

Security	Par (000)	Value

Ohio (continued)
Series S, 5.00%, 04/01/22	$50	$53,880
Series T, 5.00%, 11/01/22	160	175,747
Series U, 5.00%, 10/01/22	200	219,068
State of Ohio RB
5.00%, 12/01/22	500	549,660
Series A, 5.00%, 04/01/22	355	381,771
Series B, 5.00%, 10/01/22	250	273,335

		14,190,748

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	80,553
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	79,617
Series A, 5.00%, 06/01/22	415	449,051
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	265,036
Series A, 5.00%, 07/01/22	395	427,303
Series C, 4.00%, 07/01/22	115	121,961
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	130,351
Oklahoma Municipal Power Authority RB
Series A, 5.00%, 01/01/22	175	186,272
Series B, 5.00%, 01/01/22	205	218,204
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	310	330,711
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	307,056
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	119,193

		2,715,308

Oregon — 1.7%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	70,795
City of Portland OR Sewer System Revenue RB, Series B, 5.00%, 10/01/22	175	191,684
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	54,792
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	106,919
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	48,825
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	108,436
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	82,651
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	135,417
County of Washington OR GOL, 5.00%, 06/01/22	50	54,113
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	487,962
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	105	113,085
Series C, 5.00%, 04/01/22	485	522,345
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	320,874
Portland Community College District GO, 5.00%, 06/15/22	395	428,496
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	322,176
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	697,896
State of Oregon GO
5.00%, 08/01/22	400	435,848
Series A, 5.00%, 05/01/22	105	113,419
Series A, 5.00%, 08/01/22	50	54,481
Series D, 5.00%, 05/01/22	225	243,040
Series F, 5.00%, 05/01/22	25	27,005

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series I, 5.00%, 08/01/22	$360	$392,263
Series L, 5.00%, 08/01/22	100	108,962
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	327,822
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	54,186

		5,503,492

Pennsylvania — 2.0%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	105,901
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	214,312
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	320	344,102
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	216,086
First Series, 5.00%, 03/15/22	540	578,740
First Series, 5.00%, 04/01/22	295	316,665
First Series, 5.00%, 06/01/22	360	387,450
First Series, 5.00%, 06/15/22	125	134,698
First Series, 5.00%, 07/01/22	575	620,482
First Series, 5.00%, 09/15/22	320	347,546
Second Series, 5.00%, 01/15/22	380	404,844
Second Series, 5.00%, 08/15/22	130	140,824
Second Series, 5.00%, 09/15/22	100	108,608
Second Series, 5.00%, 10/15/22	100	108,890
Series T, 5.00%, 07/01/22	300	323,730
County of Montgomery GO, 5.00%, 05/01/22	175	189,094
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	50	54,280
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	317,028
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	118,139
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	216,934
Series A-1, 5.00%, 12/01/22	340	372,674
Series B, 5.00%, 06/01/22	150	158,926
Series B, 5.00%, 12/01/22	120	131,532
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	107,571
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	326,733
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	196,013

		6,541,802

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	520	561,361
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,150,288
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/22	160	175,214
Series B, 5.00%, 10/01/22	550	602,574
Series C, 5.00%, 10/01/22	175	191,641
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	54,504
State of Rhode Island GO
5.00%, 08/01/22	200	217,270
Series A, 5.00%, 05/01/22	195	210,625

		3,163,477

Security	Par (000)	Value

South Carolina — 0.8%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	$35	$37,604
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	328,993
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	53,366
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	115,878
Greenville County School District RB, 5.00%, 12/01/22	180	197,636
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	24,468
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	76,671
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	206,938
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	673,244
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,170
Series A, 5.00%, 10/01/22	245	268,483
Series B, 5.00%, 04/01/22 (SAW)	400	430,956
University of South Carolina RB, 5.00%, 05/01/22	70	74,041

		2,509,448

Tennessee — 1.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	40	42,813
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	100	107,267
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	210,594
Series B, 5.00%, 03/01/22	150	161,106
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	227,275
County of Rutherford TN GO, 5.00%, 04/01/22	265	285,508
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	115,656
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	545	591,647
Series A, 5.00%, 01/01/22	215	229,291
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	385	416,383
State of Tennessee GO
Series A, 5.00%, 08/01/22	580	631,980
Series A, 5.00%, 09/01/22	340	371,532
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	31,234
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	191,859
Series A, 5.00%, 11/01/22	175	191,860
Series B, 5.00%, 11/01/22	165	180,896
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	144,088

		4,130,989

Texas — 10.4%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	26,806
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	214,450
Austin Community College District GOL, 5.00%, 08/01/22	90	97,877

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	$95	$103,181
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	130,726
Series A, 5.00%, 08/01/22	260	283,239
Series B, 5.00%, 08/01/22	75	81,564
Series B, 5.00%, 08/01/22 (PSF)	50	54,469
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	193,005
Series B, 5.00%, 02/15/22 (PSF)	35	37,529
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	133,915
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	53,170
Series A, 5.00%, 01/01/22	10	10,634
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	172,937
City of Arlington TX GOL, 5.00%, 08/15/22	105	114,562
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	455	498,985
City of Austin TX GOL
4.50%, 09/01/22	175	188,843
5.00%, 09/01/22	290	316,262
Series A, 5.00%, 09/01/22	145	158,131
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	252,770
Series A, 5.00%, 05/15/22	50	53,999
Series A, 5.00%, 05/15/22 (ETM)	25	27,116
Series A, 5.00%, 11/15/22	605	664,447
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	43,468
City of Carrollton TX GOL, 5.00%, 08/15/22	175	190,771
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	48,824
City of Dallas TX GOL, 5.00%, 02/15/22	190	203,727
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	360	391,978
City of El Paso TX GOL, 5.00%, 08/15/22	105	114,264
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	30	32,221
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	91,180
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	444,830
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	123,405
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	133,918
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	406,745
Series C, 5.00%, 05/15/22	365	394,496
Series D, 5.00%, 11/15/22	125	137,414
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	311,196
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	78,864
City of Lubbock TX GOL
5.00%, 02/15/22	55	58,974
Series A, 4.00%, 02/15/22	125	131,828
City of McKinney TX GOL, 5.00%, 08/15/22	250	272,470
City of Plano TX GOL
5.00%, 09/01/22	485	529,199
Series A, 5.00%, 09/01/22	125	136,441

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	$1,115	$1,194,106
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	42,806
City of San Antonio Texas RB, 5.00%, 02/01/22	125	133,790
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	240	256,877
5.00%, 02/01/22 (ETM)	130	139,329
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	100	107,225
Series D, 5.00%, 02/15/22 (PSF)	190	203,728
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	109,107
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	107,068
County of Fort Bend TX GO, 5.00%, 03/01/22	175	188,022
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	92,955
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	212,020
Series B, 5.00%, 08/15/22	135	146,783
County of Tarrant TX GOL, 5.00%, 07/15/22	405	440,061
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	214,302
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	310	340,873
Series B, 4.00%, 12/01/22	150	161,139
Series B, 5.00%, 12/01/22	380	417,844
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	75	81,671
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	387,479
Series E, 5.00%, 11/01/22	130	139,923
Series F, 5.00%, 11/01/22	295	317,517
Series G, 5.00%, 11/01/22	25	26,908
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	85,780
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	103,539
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	80	87,058
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	412,816
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	42,715
5.00%, 08/15/22 (PSF)	165	179,909
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	241,256
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	113,753
5.00%, 11/15/22	25	26,954
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	369,675
Houston Community College System GOL, 5.00%, 02/15/22	155	165,969
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	294,665
Series A, 5.00%, 02/15/22 (PSF)	110	117,866
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	21,063
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	32,725
Series A, 5.00%, 08/15/22 (PSF)	45	49,087

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	$125	$135,998
Series A, 5.00%, 02/01/22 (PSF)	190	203,019
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	337,758
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	131,120
Series B, 0.00%, 08/15/22(a)	50	48,344
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	486,620
Series A, 4.00%, 08/15/22 (PSF)	140	149,370
Series A, 5.00%, 08/15/22 (PSF)	45	49,023
Lone Star College System GOL
5.00%, 09/15/22	215	234,984
Series B, 5.00%, 02/15/22	135	144,754
Lower Colorado River Authority RB
5.00%, 05/15/22	480	516,772
Series B, 5.00%, 05/15/22	130	139,959
Series D, 5.00%, 05/15/22	50	53,831
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	125,201
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	131,312
Series B, 5.00%, 11/01/22	120	131,375
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	157,792
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,585
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	59,865
5.25%, 02/01/22 (PSF)	165	177,373
North Texas Municipal Water District RB
5.00%, 06/01/22	330	357,502
6.25%, 06/01/22	85	94,262
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	306,510
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	840	893,533
Series B, 5.00%, 01/01/22	180	191,471
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	423,072
5.00%, 08/15/22 (PSF)	345	376,419
Series A, 5.00%, 06/01/22 (PSF)	75	81,251
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	120	128,603
Series A, 5.00%, 02/15/22 (PSF)	250	267,922
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	108,536
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/22	100	108,491
Permanent University Fund RB — Texas A&M University System, 5.00%, 07/01/22	330	358,169
Pflugerville Independent School District GO, 5.00%, 02/15/22 (PSF)	150	160,838
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	64,335
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	153,173

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	$630	$675,517
5.00%, 08/15/22 (PSF)	100	109,060
San Antonio Water System RB
5.00%, 05/15/22	65	70,239
5.00%, 05/15/22 (ETM)	105	113,776
Series A, 5.00%, 05/15/22	335	361,905
Series A, 5.00%, 05/15/22 (ETM)	185	200,855
Series B, 5.00%, 05/15/22	200	216,036
San Jacinto College District GOL, 5.00%, 02/15/22	100	107,188
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	59,653
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	256,747
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	108,633
5.00%, 08/15/22 (PSF)	250	272,767
State of Texas GO
5.00%, 04/01/22	115	123,900
5.00%, 10/01/22	870	953,163
Series A, 5.00%, 10/01/22	1,095	1,199,670
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	113,493
5.00%, 12/01/22	45	48,989
Tarrant Regional Water District RB
5.00%, 03/01/22	265	284,318
5.00%, 09/01/22	145	158,236
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	81,045
Series B, 5.00%, 05/15/22	20	21,612
Series D, 5.00%, 05/15/22	265	286,359
Texas State University System RB
5.00%, 03/15/22	325	349,258
Series A, 5.00%, 03/15/22	455	488,961
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	930	1,017,736
Series A, 5.00%, 10/01/22	240	262,642
Texas Water Development Board RB
5.00%, 04/15/22	80	86,220
Series A, 5.00%, 04/15/22	250	269,437
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	228,721
Trinity River Authority RB, 5.00%, 02/01/22	135	144,347
University of Houston RB, Series A, 5.00%, 02/15/22	105	112,199
University of North Texas System RB
5.00%, 04/15/22	155	167,019
5.00%, 04/15/22 (ETM)	60	64,871
Series A, 5.00%, 04/15/22	150	161,631
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	460	501,676
Series B, 5.00%, 08/15/22	150	163,590
Series C, 5.00%, 08/15/22	290	316,274
Series E, 5.00%, 08/15/22	130	141,778
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	113,434
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	176,004

		34,050,294

Utah — 1.2%
Alpine School District/UT GO, 5.00%, 03/15/22 (GTD)	300	322,680

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	$140	$153,419
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	130	140,951
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	255,588
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,696
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,047
State of Utah GO, 5.00%, 07/01/22	275	299,093
University of Utah (The) RB
Series A, 5.00%, 08/01/22	300	326,184
Series B, 5.00%, 08/01/22	300	325,697
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	901,424
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	799,731
Series A, 5.00%, 06/15/22	155	166,451
Series A, 5.25%, 06/15/22	180	195,808

		3,983,769

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	357,802
Series 5, 5.00%, 12/01/22	60	66,056

		423,858

Virginia — 4.3%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	136,050
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,331,328
Series B, 5.00%, 06/15/22 (SAW)	270	293,015
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,391
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	285	310,807
Series A, 5.00%, 09/01/22 (SAW)	205	224,211
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	275	295,361
Series B, 5.00%, 07/15/22	100	108,795
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	243,751
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	294,827
Series A, 5.00%, 10/01/22 (SAW)	560	613,675
Series B, 4.00%, 10/01/22 (SAW)	105	112,571
Series B, 5.00%, 10/01/22 (SAW)	50	54,793
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	32,416
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	82,651
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	400	433,696
University of Virginia RB, Series A, 5.00%, 06/01/22	125	135,283
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	49,578
Virginia College Building Authority RB
5.00%, 02/01/22	75	80,274
5.00%, 02/01/25 (PR 02/01/22)	110	118,193
Series 2, 5.00%, 09/01/22	585	637,837
Series A, 5.00%, 02/01/22	200	214,064
Series A, 5.00%, 09/01/22	190	207,161
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,074,480
Series D, 5.00%, 02/01/22	90	96,329
Series E-2, 5.00%, 02/01/22	50	53,516
Virginia Commonwealth Transportation Board RB 5.00%, 05/15/22	405	438,132

Security	Par (000)	Value

Virginia (continued)
5.00%, 05/15/25 (PR 05/15/22)	$1,020	$1,108,495
Series A, 4.50%, 03/15/22	615	655,824
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	550,632
Series B, 5.00%, 05/15/22	175	189,294
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	825	897,782
Series C, 5.00%, 08/01/22	310	337,348
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	298,045
Series A, 5.00%, 08/01/22	50	54,190
Series A, 5.00%, 08/01/22 (SAW)	75	81,686
Series B, 5.00%, 08/01/22	360	390,168
Series B, 5.00%, 08/01/22 (SAW)	410	445,749
Series B, 5.00%, 08/01/22 (ETM)	5	5,461
Virginia Resources Authority RB
5.00%, 10/01/22	40	43,854
5.00%, 11/01/22	530	582,714
5.00%, 11/01/22 (ETM)	10	11,050
Series A, 5.00%, 11/01/22	560	615,697

		13,957,174

Washington — 5.4%
Central Puget Sound Regional Transit Authority RB
Series S1, 5.00%, 11/01/22	85	93,388
Series S-1, 5.00%, 11/01/22	70	76,908
Central Washington University RB, 5.00%, 05/01/22	50	53,190
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	215,478
5.00%, 05/01/22	380	410,468
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	808,042
Series A, 5.00%, 06/01/22	65	70,417
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/22	185	201,933
Series A, 5.00%, 01/01/22	115	122,742
Series A, 5.00%, 05/01/22	75	80,936
Series C, 5.00%, 10/01/22	135	147,770
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	360,604
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	60	63,988
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	106,698
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	363,218
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	143,789
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	166,551
County of King WA GO, 5.00%, 12/01/22	600	659,430
County of King WA GOL
4.00%, 12/01/22	20	21,528
5.00%, 01/01/22	100	106,732
5.25%, 01/01/22	80	85,714
Series C, 5.00%, 12/01/22	105	115,683
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	26,683
Series B, 5.00%, 07/01/22	710	771,088
Series C, 4.00%, 01/01/22	100	105,090
County of Snohomish WA GOL, 5.00%, 12/01/22	140	154,168
Energy Northwest RB, Series A, 5.00%, 07/01/22	750	814,020
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	133,868

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County Rural Library District GO, 4.00%, 12/01/22	$250	$268,630
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	500,896
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	155	170,602
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	380,100
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	406,748
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	359,596
Series B, 5.00%, 03/01/22	110	117,956
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	75	82,449
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	209,125
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	252,968
State of Washington COP
Series A, 5.00%, 07/01/22	150	161,966
Series B, 4.00%, 07/01/22	295	312,269
State of Washington GO
5.00%, 07/01/22	260	282,136
Series A, 5.00%, 08/01/22	100	108,822
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,917,475
Series B, 5.00%, 02/01/22	250	267,580
Series B, 5.00%, 07/01/22	495	537,144
Series B, 5.00%, 08/01/22	80	87,058
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	131,649
Series C, 5.00%, 06/01/22	40	43,282
Series C, 5.00%, 07/01/22	10	10,851
Series D, 5.00%, 02/01/22	120	128,438
Series D, 5.00%, 07/01/22	25	27,129
Series D, 5.25%, 02/01/22	100	107,463
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	62,902
Series F, 5.00%, 07/01/22	50	54,257
Series R-2012C, 4.00%, 07/01/22	480	510,643
Series R-2012D, 5.00%, 07/01/22	95	103,088
Series R-2015E, 5.00%, 07/01/22	330	358,096
Series R-2017-A, 5.00%, 08/01/22	200	217,644
Series R-D, 5.00%, 08/01/22	250	272,055
State of Washington RB
Series C, 5.00%, 09/01/22	235	255,656
Series F, 5.00%, 09/01/22	435	473,236
University of Washington RB
5.00%, 04/01/22	165	177,769
Series A, 5.00%, 12/01/22	75	82,550
Series B, 5.00%, 06/01/22	100	108,226
Series C, 5.00%, 12/01/22	595	654,893
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	134,289
Washington State University RB
5.00%, 04/01/22	215	231,213
5.00%, 10/01/22	165	178,352
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	192,476
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	142,912

		17,562,713

West Virginia — 0.4%
State of West Virginia GO, Series A, 5.00%, 11/01/22	575	631,293

Security	Par (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	$310	$338,148
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	230	249,428
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	108,424

		1,327,293

Wisconsin — 3.5%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	106,987
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	32,249
Series N2, 5.00%, 05/15/22	75	80,732
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	227,411
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	100,158
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	45	48,200
Series A, 5.00%, 10/01/22	105	115,011
Series A, 5.25%, 10/01/22	105	115,581
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	79,945
Series 1, 5.00%, 06/01/22 (ETM)	125	135,809
State of Wisconsin GO
5.00%, 11/01/22	155	170,134
Series 1, 5.00%, 05/01/22	150	161,895
Series 1, 5.00%, 05/01/22 (ETM)	100	108,511
Series 2, 5.00%, 05/01/22	155	167,260
Series 2, 5.00%, 05/01/22 (ETM)	20	21,702
Series 2, 5.00%, 11/01/22	955	1,048,246
Series 3, 4.00%, 11/01/22	95	101,945
Series 3, 5.00%, 11/01/22	615	675,049
Series B, 5.00%, 05/01/22	75	80,948
Series D, 5.00%, 05/01/22	130	140,309
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	648,078
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	245	266,190
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	3,047,154
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,184,340
Series 2, 5.00%, 07/01/22	755	820,299
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	176,576
Series C, 5.00%, 08/15/22 (ETM)	40	43,655
Series E, 4.00%, 11/15/22	125	132,748
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	495,774

		11,532,896

Total Municipal Debt Obligations — 98.6% (Cost: $319,819,507)		323,109,198

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.15%(d)(e)	301	$301,470

Total Short-Term Investments — 0.1% (Cost: $301,415)		301,470

Total Investments in Securities — 98.7% (Cost: $320,120,922)		323,410,668

Other Assets, Less Liabilities — 1.3%		4,207,786

Net Assets — 100.0%		$327,618,454

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	337	(36)	301	$301,470	$4,158	$107		$42

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$323,109,198	$—	$323,109,198
Money Market Funds	301,470	—	—	301,470

	$301,470	$323,109,198	$—	$323,410,668

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$220	$246,897
Series A, 5.00%, 09/01/23	175	196,395
Series B, 5.00%, 09/01/23	310	347,901
Alabama Public School &College Authority RB
Series C, 5.00%, 06/01/23	100	111,213
Series A, 3.00%, 06/01/23	60	63,028
Series A, 5.00%, 02/01/23	235	258,721
Series B, 5.00%, 01/01/23	215	236,098
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	128,399
State of Alabama GO
5.00%, 11/01/23	400	452,920
Series A, 5.00%, 08/01/23	105	117,967
Series C, 5.00%, 11/01/23	290	328,367
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	139,574
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	152,369

		2,779,849

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	186,036
State of Alaska GO, Series B, 5.00%, 08/01/23	75	83,576

		269,612

Arizona — 3.3%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	235,177
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	37,907
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	411,278
Arizona State University RB
5.00%, 07/01/23	295	329,881
5.00%, 08/01/23	150	168,423
Series B, 5.00%, 07/01/23	220	246,013
Arizona Transportation Board RB, 5.00%, 07/01/23	850	951,518
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	70	79,006
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,231
City of Phoenix AZ GO
4.00%, 07/01/23	565	615,257
5.00%, 07/01/23	120	134,387
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	310	345,885
5.50%, 07/01/23 (NPFGC)	65	73,798
Series A, 5.00%, 07/01/23	360	402,414
Series B, 5.00%, 07/01/23	350	392,543
Series D, 5.00%, 07/01/23	235	258,707
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	112,321
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	111,824
County of Pima AZ GOL, 4.00%, 07/01/23	310	337,575
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	435	487,152
Maricopa County Community College District GO, 5.00%, 07/01/23	200	223,648
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	30	33,547
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,111

Security	Par (000)	Value

Arizona (continued)
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/23	$250	$279,560
Regional Public Transportation Authority RB, 5.25%, 07/01/23	105	118,680
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	402,840
Series A, 5.00%, 01/01/23	260	286,954
State of Arizona COP, 5.00%, 09/01/23	235	263,731
University of Arizona (The) RB
5.00%, 06/01/23	215	239,798
5.00%, 08/01/23	55	60,828

		7,723,994

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	38,358
5.00%, 04/01/23	260	289,518
5.00%, 10/01/23	345	390,253
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	118,622

		836,751

California — 7.6%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	47,928
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	112,172
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	152,401
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	76,586
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	150	166,879
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,046
Series A, 4.00%, 03/01/23	75	79,331
Series A, 5.00%, 11/15/23	15	16,712
Series B, 5.00%, 11/15/23	110	122,556
California State Public Works Board RB
5.00%, 09/01/23	200	223,618
Series A, 5.00%, 03/01/23	170	187,287
Series A, 5.00%, 09/01/23	175	195,666
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,019
Series B, 5.00%, 10/01/23	155	173,726
Series C, 5.00%, 11/01/23	65	73,029
Series D, 5.00%, 09/01/23	520	581,407
Series F, 5.00%, 05/01/23	135	149,464
Series F, 5.00%, 09/01/23	130	145,352
Series G, 5.00%, 09/01/23	20	22,362
Series I, 5.00%, 11/01/23	175	196,616
California State University RB, Series A, 5.00%, 11/01/23	325	367,520
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	172,978
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	81,392
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	100	112,937
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	45,022
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	60	67,211
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	143,968

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	$195	$186,131
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	33,243
Las Virgenes Unified School District GO 0.00%, 09/01/23 (NPFGC)(a)	105	100,788
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	47,863
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	158,562
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	160	180,034
Series C, 5.00%, 08/01/23	20	22,504
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/23	230	258,338
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	100	112,155
Series A, 5.00%, 07/01/23	85	95,332
Series B, 5.00%, 07/01/23	105	117,763
Series D, 4.00%, 07/01/23	150	163,587
Series E, 5.00%, 07/01/23	100	112,155
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	537,743
Series A, 5.00%, 07/01/23	1,305	1,458,011
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/23	100	112,388
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,361
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	44,463
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	48,082
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	192,268
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	21,796
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	50	55,526
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	33,734
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	56,682
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	105	100,648
Series H-2, 5.00%, 07/01/23	230	256,816
Series J-2, 5.00%, 07/01/23	30	33,498
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	56,374
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	27,604
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	90	86,076
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	111,824
San Mateo Union High School District GO, Series B, 0.00%, 09/01/23 (NPFGC)(a)	20	19,185
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	117,282
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	96,382
State of California Department of Water Resources RB 5.00%, 12/01/23	65	73,960

Security	Par (000)	Value

California (continued)
Series AW, 5.00%, 12/01/23	$115	$130,852
Series BA, 5.00%, 12/01/23	235	267,392
State of California GO
4.00%, 05/01/23	160	172,808
4.00%, 10/01/23	300	327,018
5.00%, 02/01/23	100	110,094
5.00%, 08/01/23	1,745	1,950,439
5.00%, 09/01/23	1,010	1,131,725
5.00%, 10/01/23	735	825,625
5.00%, 11/01/23	750	844,552
5.00%, 12/01/23	295	333,002
Series A, 5.00%, 08/01/23	275	307,376
Series B, 5.00%, 09/01/23	275	308,143
University of California RB
Series A, 5.00%, 05/15/23	90	100,441
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	1,400	1,559,306
Series AO, 5.00%, 05/15/23	65	72,541
Series AR, 4.00%, 05/15/23	200	217,258

		17,568,915

Colorado — 0.6%
Adams County School District No. 1, 4.00%, 12/01/23	250	275,343
Board of Water Commissioners City & County of Denver (The) RB, 5.00%, 09/15/23	100	113,064
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	255	283,088
Series B, 5.00%, 11/15/23	200	222,030
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	159,086
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	110,347
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	268,068

		1,431,026

Connecticut — 1.6%
City of Stamford CT GO, 5.00%, 06/01/23	100	112,212
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	355	390,937
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	139,941
State of Connecticut GO
5.00%, 09/15/23	100	110,096
Series A, 5.00%, 04/15/23	370	403,152
Series A, 5.00%, 10/15/23	475	524,025
Series B, 5.00%, 04/15/23	200	217,920
Series B, 5.00%, 05/15/23	335	365,780
Series D, 5.00%, 06/15/23	120	131,299
Series E, 5.00%, 09/01/23	10	10,999
Series F, 5.00%, 11/15/23	125	138,181
Series H, 5.00%, 11/15/23	100	110,545
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	65	70,753
Series A, 5.00%, 08/01/23	230	254,371
Series A, 5.00%, 10/01/23	375	416,591
Series B, 5.00%, 08/01/23	105	116,126
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	52,764
Series A, 5.00%, 02/15/23	100	108,222
Series A, 5.00%, 04/15/23	100	108,660

		3,782,574

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/23	$165	$186,999
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	44,036
Delaware Transportation Authority RB, 5.00%, 07/01/23	545	608,902
State of Delaware GO
Series C, 5.00%, 03/01/23	630	700,377
Series A, 5.00%, 02/01/23	50	55,434
Series B, 5.00%, 07/01/23	165	185,440
Series C, 5.00%, 03/01/23	140	155,639
Series D, 5.00%, 07/01/23	125	140,485

		2,077,312

District of Columbia — 1.1%
District of Columbia GO
5.00%, 06/01/23	195	218,183
Series A, 5.00%, 06/01/23	535	598,606
Series B, 5.00%, 06/01/23	350	391,611
District of Columbia RB
5.00%, 07/15/23	20	21,903
Series A, 5.00%, 12/01/23	360	409,216
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/23	100	113,225
Series A, 5.00%, 10/01/23	150	169,353
Series C, 5.00%, 10/01/23	130	146,773
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/23	150	167,241
Series B, 5.00%, 07/01/23	200	222,988

		2,459,099

Florida — 4.3%
City of Jacksonville FL RB
5.00%, 10/01/23	85	95,753
Series C, 5.00%, 10/01/23	100	112,866
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	62,234
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,566
City of Tampa FL RB, 5.00%, 10/01/23	75	84,703
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	40	44,352
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	159,764
County of Miami-Dade FL GO
5.00%, 07/01/23	25	27,669
Series 2015-D, 5.00%, 07/01/23	120	132,809
Series A, 5.00%, 07/01/23	390	431,629
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	515,453
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	625	706,531
Series B, 5.00%, 10/01/23	75	84,784
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	143,658
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	124,547
County of Seminole FL Water &Sewer Revenue RB, Series A, 5.00%, 10/01/23	150	169,567
Florida Department of Environmental Protection RB
5.00%, 07/01/23	375	420,956
Series A, 5.00%, 07/01/23	200	224,510
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	150	168,474

Security	Par (000)	Value

Florida (continued)
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	$65	$73,363
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	430	482,550
Series B, 5.00%, 07/01/23	355	398,385
Series C, 5.00%, 07/01/23	25	28,055
Hillsborough County School Board COP
5.00%, 07/01/23	100	111,890
Series A, 5.00%, 07/01/23	60	67,134
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	191,112
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	90,351
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	100,749
Series D, 5.00%, 08/01/23	50	55,972
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	90,464
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	304,933
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	70	78,392
Palm Beach County School District COP
5.00%, 08/01/23	50	56,192
Series B, 5.00%, 08/01/23	125	140,480
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,133
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	83,795
Series A, 5.00%, 06/01/23	255	284,904
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	35	38,453
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	215	238,613
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	302,997
Series B, 5.00%, 07/01/23	170	190,776
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,338
State of Florida GO
Series A, 5.00%, 06/01/23	450	504,081
Series A, 5.00%, 07/01/23	760	853,890
Series B, 5.00%, 06/01/23	400	448,056
Series C, 5.00%, 06/01/23	35	39,206
Series E, 5.00%, 06/01/23	210	235,238
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	207,794
Series B, 5.00%, 07/01/23	460	516,677
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,518

		10,031,316

Georgia — 1.4%
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	67,863
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	44,457
Forsyth County School District GO, 5.00%, 02/01/23	130	144,089
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	94,531
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	127,673
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	563,115

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
State of Georgia GO
Series A, 5.00%, 07/01/23	$785	$881,979
Series A-1, 5.00%, 02/01/23	450	498,771
Series C, 5.00%, 07/01/23	75	84,265
Series C-1, 5.00%, 07/01/23	150	168,531
Series D, 5.00%, 02/01/23	355	393,475
Series E, 5.00%, 12/01/23	140	159,403

		3,228,152

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	430	480,843
City & County of Honolulu HI GO
4.00%, 10/01/23	100	109,533
5.00%, 09/01/23	360	405,270
5.00%, 10/01/23	100	112,866
Series A, 5.00%, 10/01/23	120	135,439
Series C, 5.00%, 10/01/23	20	22,573
Series E, 4.00%, 09/01/23	40	43,728
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	84,431
State of Hawaii GO
4.00%, 05/01/23	75	81,350
5.00%, 05/01/23	175	194,950
5.00%, 10/01/23	80	90,293
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	366,805
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	586,888
Series EO, 5.00%, 08/01/23 (ETM)	50	56,603
Series EP, 5.00%, 08/01/23	320	359,303
Series EY, 5.00%, 10/01/23	385	434,534
Series EZ, 5.00%, 10/01/23	50	56,433
Series FE, 5.00%, 10/01/23	300	338,598
Series FG, 4.00%, 10/01/23	135	147,870
Series FG, 5.00%, 10/01/23	70	79,006
Series FH, 5.00%, 10/01/23	50	56,433
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	155	170,853

		4,414,602

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	75	82,847

Illinois — 1.9%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	51,147
Series C, 5.00%, 01/01/23	100	107,334
Series B, 5.00%, 01/01/23	500	536,670
Series D, 5.00%, 01/01/23	40	42,934
Illinois Finance Authority RB
5.00%, 01/01/23	200	220,622
5.00%, 07/01/23	200	224,178
5.00%, 12/01/23	265	300,627
State of Illinois GO
5.00%, 02/01/23	120	119,585
5.00%, 05/01/23	625	622,312
5.00%, 06/01/23	115	114,471
5.00%, 07/01/23	170	169,165
5.00%, 08/01/23	135	134,298
5.00%, 10/01/23	435	432,494
5.00%, 12/01/23	50	49,681
Series A, 5.00%, 04/01/23	215	214,134
Series D, 5.00%, 11/01/23	865	859,793

Security	Par (000)	Value

Illinois (continued)
State of Illinois RB
5.00%, 06/15/23	$100	$103,688
First Series, 6.00%, 06/15/23 (NPFGC)	45	47,971
Series C, 4.00%, 06/15/23	25	25,194

		4,376,298

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	66,417
Series A, 5.00%, 06/01/23	120	134,267
Series A, 5.00%, 12/01/23	35	39,183
Series B, 5.00%, 02/01/23	55	60,882
Series C, 5.00%, 12/01/23	775	880,950
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	143,297
Indiana University RB
Series A, 5.00%, 06/01/23	70	78,299
Series X, 5.00%, 08/01/23	135	151,812
Purdue University RB
Series A, 4.00%, 07/01/23	85	92,699
Series BB-1, 5.00%, 07/01/23	20	22,431

		1,670,237

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	245,799
Iowa City Community School District RB, 5.00%, 06/01/23	55	61,326
Iowa Finance Authority RB, 5.00%, 08/01/23	255	287,275
State of Iowa RB
5.00%, 06/15/23	90	100,796
Series A, 5.00%, 06/01/23	240	268,068

		963,264

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	139,901
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	232,063
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	33,401
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	21,928
State of Kansas Department of Transportation RB
5.00%, 09/01/23	205	230,063
Series A, 5.00%, 09/01/23	335	375,957
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	112,214

		1,145,527

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/23	125	139,423

Louisiana — 0.3%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	27,877
State of Louisiana GO
4.00%, 09/01/23	75	81,452
Series A, 5.00%, 02/01/23	210	230,838
Series A, 5.00%, 04/01/23	35	38,665
Series C, 5.00%, 07/15/23	150	167,136
Series C, 5.00%, 08/01/23	225	251,033

		797,001

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	360	404,640

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Series A, 5.00%, 11/01/23	$125	$141,216
Series C, 5.00%, 11/01/23	75	84,730
Maine Turnpike Authority RB, 5.00%, 07/01/23	70	78,046
State of Maine GO, Series B, 5.00%, 06/01/23	295	330,358

		1,038,990

Maryland — 3.8%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	226,366
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	285	318,228
County of Anne Arundel MD GOL, 5.00%, 04/01/23	115	127,950
County of Baltimore MD GO, 5.00%, 02/01/23	350	387,531
County of Charles MD GO
5.00%, 10/01/23	150	169,837
5.00%, 11/01/23	10	11,353
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	270,295
County of Montgomery MD GO
5.00%, 11/01/23	90	102,173
5.00%, 12/01/23	325	369,921
Series B, 5.00%, 11/01/23	170	192,992
Series B, 5.00%, 12/01/23	495	563,419
Series C, 5.00%, 10/01/23	295	334,014
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,070
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	135,677
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	185	207,794
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	300,633
5.00%, 02/15/23	270	298,777
5.00%, 09/01/23	200	225,150
5.00%, 10/01/23	910	1,027,081
State of Maryland GO
First Series, 5.00%, 06/01/23	505	566,019
Second Series, 5.00%, 08/01/23	90	101,423
Series A, 5.00%, 03/01/23	275	305,720
Series A, 5.00%, 08/01/23	250	281,730
Series B, 4.00%, 08/01/23	415	454,471
Series C, 5.00%, 08/01/23	920	1,036,766
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	185	201,646
5.00%, 06/01/23	355	397,663
5.00%, 06/15/23	150	168,238

		8,810,937

Massachusetts — 2.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	380,783
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	576,335
Commonwealth of Massachusetts GOL
5.00%, 07/01/23	100	112,055
Series 8, 5.00%, 07/01/23	175	196,096
Series A, 4.20%, 08/01/23 (AMBAC)	100	109,810
Series A, 5.00%, 03/01/23	210	232,838
Series A, 5.00%, 05/01/23	105	117,036
Series A, 5.00%, 07/01/23	135	151,274
Series B, 5.00%, 01/01/23	45	49,627
Series B, 5.00%, 07/01/23	390	437,014
Series B, 5.25%, 08/01/23	70	79,201
Series B, 5.25%, 09/01/23 (AGM)	100	113,458
Series C, 5.00%, 10/01/23	110	124,232
Series D, 5.00%, 07/01/23	205	229,713

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 11/01/23	$765	$866,209
Series H, 5.00%, 12/01/23	55	62,436
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	45	50,190
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	150	167,984
Series B, 5.25%, 07/01/23	240	270,631
Series C, 5.50%, 07/01/23	75	85,152
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	120	134,944
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	81,526
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	210	233,896
Series A, 5.00%, 11/15/23 (ETM)	45	51,482
Series C, 4.00%, 08/15/23 (ETM)	15	16,525
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	162,699
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	50	56,227
Series B, 5.25%, 08/01/23 (AGM)	75	84,935

		5,234,308

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	279,065
Michigan Finance Authority RB, 5.00%, 11/15/23	50	55,003
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	610	678,777
Series I, 5.00%, 10/15/23	140	158,253
State of Michigan GO
Series A, 5.00%, 05/01/23	35	39,001
Series A, 5.00%, 12/01/23	140	158,875
Series B, 5.00%, 11/01/23	20	22,639
State of Michigan RB, 5.00%, 03/15/23	485	534,213
University of Michigan RB, Series A, 5.00%, 04/01/23	700	776,699
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	77,694

		2,780,219

Minnesota — 1.3%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,389
County of Hennepin MN GO
Series C, 5.00%, 12/01/23	105	119,513
Series A, 5.00%, 12/01/23	95	108,131
Series C, 5.00%, 12/01/23	70	79,675
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	94,018
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	33,785
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	316,587
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	126,411
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	113,153
Series A, 5.00%, 08/01/23	245	275,760
Series B, 5.00%, 08/01/23	340	382,687
Series D, 5.00%, 08/01/23	685	771,002
Series F, 5.00%, 10/01/23	175	198,018
State of Minnesota RB, Series A, 5.00%, 06/01/23	430	473,421

		3,120,550

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	$215	$244,068

Missouri — 1.0%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	607,090
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	168,349
Missouri Highway & Transportation Commission RB
5.00%, 05/01/23	125	139,016
Series A, 4.00%, 05/01/23	100	107,730
Series A, 5.00%, 05/01/23	120	133,456
Series C, 5.00%, 02/01/23	570	629,035
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	100	113,045
Series A, 4.00%, 04/01/23	225	243,844
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B, 5.00%, 01/01/23	80	88,382
Series B, 5.00%, 07/01/23	50	56,128

		2,286,075

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	180	198,509
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	395	436,566

		635,075

Nevada — 2.8%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	128,634
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	326,820
Series A, 5.00%, 06/15/23	300	326,820
Series B, 5.00%, 06/15/23	260	283,244
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	205	230,123
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	150	163,151
County of Clark NV GOL
5.00%, 06/01/23	75	83,651
5.00%, 11/01/23	515	581,811
Series A, 5.00%, 11/01/23	185	209,000
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	271,917
County of Clark NV RB, 5.00%, 07/01/23	580	644,757
Las Vegas Valley Water District GOL
5.00%, 06/01/23	300	333,639
Series A, 5.00%, 06/01/23	270	300,275
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	44,730
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	167,983
Series B, 5.00%, 07/01/23	100	111,989
State of Nevada GOL
Series D, 5.00%, 04/01/23	125	138,886
Series D-1, 5.00%, 03/01/23	655	725,845
Series H-1, 5.00%, 06/01/23	210	234,559
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	590	670,435
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	257,956
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	211,001
Series F, 5.00%, 06/01/23	40	44,357

		6,491,583

Security	Par (000)	Value

New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	$125	$140,152
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	112,453
Series C, 5.25%, 08/15/23 (HERBIP)	100	113,256
Series E, 5.00%, 08/15/23	125	140,739
State of New Hampshire GO, Series A, 5.00%, 03/01/23	100	110,994

		617,594

New Jersey — 1.8%
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	230	260,489
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	470	483,700
Series DDD, 5.00%, 06/15/23	100	102,683
Series NN, 5.00%, 03/01/23	800	820,040
Series UU, 5.00%, 06/15/23	50	51,342
Series XX, 5.00%, 06/15/23 (SAP)	305	313,183
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	76,995
5.00%, 06/15/23	75	77,012
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	416,990
Series A, 5.75%, 06/15/23 (NPFGC)	100	105,154
Series AA, 5.00%, 06/15/23	230	236,171
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,088
Series B, 5.00%, 01/01/23	165	179,875
Series C, 5.00%, 01/01/23	170	185,326
State of New Jersey GO
5.00%, 06/01/23	385	426,326
Series T, 5.00%, 06/01/23	330	365,422

		4,111,796

New Mexico — 1.0%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	162,673
County of Santa Fe NM RB, 5.00%, 06/01/23	185	206,756
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	100,381
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	664,896
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	173,071
Series A, 5.00%, 07/01/23	175	195,403
Series B, 4.00%, 07/01/23	390	423,423
Series B, 5.00%, 07/01/23	40	44,664
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	145,203
Series C, 5.00%, 06/01/23	100	111,695

		2,228,165

New York — 9.1%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	414,735
Series A, 4.00%, 08/01/23	50	53,726
Series A, 5.00%, 08/01/23	340	376,026
Series C, 5.00%, 08/01/23	1,845	2,040,497
Series D, 5.00%, 08/01/23	35	38,709
Series D-1, 5.00%, 08/01/23	50	55,298
Series E, 5.00%, 08/01/23	110	121,656
Series G, 5.00%, 08/01/23	630	696,755
Series H, 5.00%, 08/01/23	35	38,709
Series I, 5.00%, 03/01/23	50	54,676
Series I, 5.00%, 08/01/23	125	138,245

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/23	$505	$558,510
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	10,845
Series A-1, 5.00%, 11/15/23	25	25,064
Series A-2, 5.00%, 11/15/23	195	195,497
Series B, 5.00%, 11/15/23	930	932,371
Series B-3, 5.00%, 11/15/23	55	55,140
Series C-1, 5.00%, 11/15/23	365	365,931
Series D, 5.00%, 11/15/23	400	401,020
Series F, 5.00%, 11/15/23	140	140,357
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	265	294,767
Series S-2, 5.00%, 07/15/23 (SAW)	100	111,233
Series S-3, 5.00%, 07/15/23 (SAW)	75	83,425
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23	150	167,052
Series A-1, 4.00%, 08/01/23	125	135,263
Series A-1, 5.00%, 08/01/23	440	490,019
Series A-3, 5.00%, 08/01/23	210	233,873
Series B-1, 4.00%, 08/01/23	100	108,210
Series C, 5.00%, 11/01/23	510	572,067
Series D, 5.00%, 11/01/23	165	185,081
Series E-1, 5.00%, 02/01/23	25	27,438
Series F-1, 5.00%, 02/01/23	200	219,506
Sub-Series C, 5.00%, 11/01/23	155	173,864
New York City Water &Sewer System RB
Series AA, 5.00%, 06/15/23	515	574,591
Series DD, 5.00%, 06/15/23	220	245,456
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	26,891
Series B, 5.00%, 11/15/23	20	21,513
New York State Dormitory Authority RB
4.00%, 03/15/23	50	53,753
5.00%, 02/15/23	975	1,072,821
Series A, 4.00%, 10/01/23 (SAW)	240	262,963
Series A, 5.00%, 02/15/23	330	363,109
Series A, 5.00%, 03/15/23	1,340	1,476,116
Series A, 5.00%, 07/01/23	60	67,393
Series A, 5.00%, 10/01/23 (AGM)	65	73,783
Series A, 5.00%, 10/01/23 (SAW)	150	169,353
Series A, 5.50%, 05/15/23 (NPFGC)	205	229,936
Series B, 5.00%, 02/15/23	610	671,201
Series B, 5.00%, 07/01/23	315	349,240
Series C, 5.00%, 03/15/23	775	853,724
Series D, 5.00%, 02/15/23	335	368,611
Series E, 5.00%, 02/15/23	325	357,607
Series E, 5.00%, 03/15/23	245	270,252
Series E, 5.00%, 10/01/23 (SAW)	50	56,451
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/23	210	234,916
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	109,619
Series L, 5.00%, 01/01/23	260	285,009
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,075	1,185,800
Series A-2, 5.00%, 03/15/23	175	193,037
Series C-1, 5.00%, 03/15/23	325	358,498
Series D, 5.00%, 03/15/23	605	667,357

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/23	$140	$154,430
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	225	248,173
5.00%, 10/15/23	95	105,478
5.00%, 12/01/23	75	83,547
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	130	147,896
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	140	158,243
Series A, 5.00%, 11/15/23	75	84,773
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	110,277

		21,207,382

North Carolina — 1.9%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	55,896
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	45,453
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,404
County of Buncombe NC RB, 5.00%, 06/01/23	145	161,865
County of Forsyth NC GO, 5.00%, 12/01/23	130	148,017
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	765,453
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,465
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	105	118,623
County of Union NC GO, 5.00%, 09/01/23	665	751,184
County of Wake NC RB
5.00%, 09/01/23	100	112,575
Series A, 5.00%, 12/01/23	175	198,527
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,562
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	119,586
Series E, 5.00%, 01/01/23	10	10,872
State of North Carolina GO
5.00%, 06/01/23	65	72,833
Series A, 5.00%, 06/01/23	995	1,114,897
State of North Carolina RB
5.00%, 03/01/23	330	364,234
Series A, 5.00%, 05/01/23	175	194,404
Series C, 5.00%, 05/01/23	125	138,860

		4,440,710

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	118,848

Ohio — 3.4%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	45,514
City of Columbus OH GO
4.00%, 04/01/23	500	542,025
Series 1, 5.00%, 07/01/23	50	56,077
Series 5, 5.00%, 08/15/23	165	185,775
Series A, 4.00%, 07/01/23	25	27,264
Series A, 5.00%, 02/15/23	230	254,849
Series A, 5.00%, 08/15/23	130	146,368
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	303,996
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	152,896
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,727
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	185,864

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	$615	$687,275
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	160	178,530
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	100	110,658
Series A-1, 5.00%, 02/15/23	290	317,559
Ohio University RB, Series A, 5.00%, 12/01/23	100	113,069
Ohio Water Development Authority RB
5.00%, 12/01/23	325	369,921
Series A, 5.00%, 06/01/23	190	212,834
Series B, 5.00%, 12/01/23	130	147,969
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	100	112,018
5.00%, 12/01/23	185	210,571
5.50%, 06/01/23	235	266,791
5.50%, 12/01/23	100	115,571
Series 2015A, 5.00%, 12/01/23	120	136,586
State of Ohio GO
5.00%, 08/01/23	165	185,660
Series A, 5.00%, 03/01/23	30	33,307
Series A, 5.00%, 05/01/23	340	379,508
Series A, 5.00%, 08/01/23	85	95,643
Series A, 5.00%, 09/15/23	270	304,986
Series B, 4.00%, 09/01/23	200	219,122
Series B, 5.00%, 08/01/23	185	208,164
Series C, 5.00%, 11/01/23	100	113,414
Series S, 5.00%, 04/01/23	15	16,698
Series S, 5.00%, 05/01/23	110	122,782
Series T, 5.00%, 11/01/23	95	107,743
Series V, 5.00%, 05/01/23	500	558,100
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	129,742
State of Ohio RB
5.00%, 04/01/23	80	88,766
Series A, 5.00%, 02/01/23	100	110,380
Series C, 5.00%, 12/01/23	240	271,814

		7,848,536

Oklahoma — 1.0%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	238,764
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	465	519,382
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	146,988
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	145	159,188
5.00%, 07/01/23	315	350,582
Series A, 5.00%, 07/01/23	140	155,814
Series B, 5.00%, 07/01/23	180	200,333
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	151,589
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	155	166,972
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	244,574
Series A, 5.00%, 04/01/23	75	83,378

		2,417,564

Oregon — 1.6%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	61,887
City of Portland OR Sewer System Revenue RB Series A, 5.00%, 10/01/23	90	101,870

Security	Par (000)	Value

Oregon (continued)
Series B, 5.00%, 06/15/23	$215	$241,000
Series B, 5.00%, 10/01/23	75	84,865
City of Salem OR GO, 5.00%, 06/01/23	100	112,018
City of Salem OR Water &Sewer Revenue RB, 5.00%, 06/01/23	75	83,771
Oregon State Business Development Commission RB, 2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	355,393
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	140	155,553
Series B, 5.00%, 04/01/23	110	122,387
Series C, 5.00%, 04/01/23	120	133,331
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	191,917
Portland Community College District GO, 5.00%, 06/15/23	30	33,599
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	144,147
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	80	90,782
Series A, 5.00%, 11/15/23	490	556,037
State of Oregon GO
Series A, 5.00%, 08/01/23	50	56,311
Series C, 5.00%, 06/01/23	100	112,018
Series D, 5.00%, 05/01/23	190	212,257
Series F, 5.00%, 05/01/23	100	111,714
Series G, 5.00%, 11/01/23	45	51,086
Series H, 5.00%, 05/01/23	495	552,984
Series O, 5.00%, 08/01/23	70	78,836
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,585

		3,666,348

Pennsylvania — 2.1%
City of Philadelphia PA GO, 5.00%, 08/01/23	210	234,297
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	602,756
First Series, 5.00%, 02/01/23	110	121,386
First Series, 5.00%, 03/15/23	115	126,806
First Series, 5.00%, 04/01/23	185	204,262
First Series, 5.00%, 06/15/23	160	177,734
First Series, 5.00%, 08/15/23	815	909,776
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	392,172
Second Series, 5.00%, 09/15/23	300	335,703
Second Series, 5.00%, 10/15/23	520	583,289
Delaware County Authority RB
5.00%, 08/01/23	110	120,923
5.00%, 12/01/23	75	83,135
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	390	441,248
Series A, 5.25%, 07/15/23 (AGM)	110	123,940
Series A-1, 5.00%, 12/01/23	225	254,237
Series B, 5.00%, 12/01/23	35	38,388
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	133,841

		4,883,893

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	330	367,006
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	195	219,521

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/23	$405	$458,124
Series B, 5.00%, 10/01/23	345	390,254
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	162,878
State of Rhode Island GO
Series A, 3.00%, 08/01/23	400	422,428
Series A, 5.00%, 05/01/23	150	166,632
Series D, 5.00%, 08/01/23	50	55,972
Series A, 5.00%, 08/01/23	50	55,971

		2,298,786

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	67,842
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	105	118,254

		186,096

Tennessee — 2.4%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	113,157
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	161,724
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	195	217,782
County of Knox TN GO, 5.00%, 06/01/23	130	145,413
County of Shelby TN GO, Series A, 5.00%, 03/01/23	160	177,542
County of Sumner TN GO, 5.00%, 12/01/23	45	51,135
County of Williamson TN GO, 5.00%, 04/01/23	70	77,925
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	83,773
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,160	1,301,381
Series A, 5.00%, 07/01/23	65	72,922
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,756
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,387,800
Metropolitan Government of Nashville & Davidson County TN Water &Sewer Revenue RB, 5.00%, 07/01/23	170	189,820
State of Tennessee GO
Series A, 5.00%, 08/01/23	655	737,681
Series A, 5.00%, 09/01/23	250	282,313
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	45,263
Series A, 5.00%, 11/01/23	65	73,552
Series B, 5.00%, 11/01/23	465	526,180

		5,673,119

Texas — 12.6%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	193,805
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	249,048
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	140	155,207
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	426,707
Austin Community College District GOL, 5.00%, 08/01/23	215	240,532
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	112,078
Austin Independent School District GO
Series B, 5.00%, 08/01/23	335	376,259
Series B, 5.00%, 08/01/23 (PSF)	50	56,295
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	49,484
Series B, 5.00%, 02/15/23 (PSF)	40	43,986

Security	Par (000)	Value

Texas (continued)
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	$250	$270,032
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	104,725
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	234,637
Series C, 5.00%, 08/15/23	125	133,029
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	140	158,295
City of Austin TX GOL, 5.00%, 09/01/23	300	337,200
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	44,615
5.00%, 11/15/23	170	192,595
Series A, 5.00%, 05/15/23	145	161,730
Series A, 5.00%, 11/15/23	250	283,227
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	70	77,644
City of Garland TX GOL, 5.00%, 02/15/23	165	182,538
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	100	113,365
Series C, 5.00%, 05/15/23	255	284,583
Series D, 5.00%, 11/15/23	175	198,388
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	110,816
City of Lubbock TX GOL, 5.00%, 02/15/23	60	66,500
City of Plano TX GOL, 5.00%, 09/01/23	180	202,948
City of Round Rock TX GOL, 5.00%, 08/15/23	55	61,830
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	193,515
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	375	414,675
5.00%, 02/01/23 (ETM)	330	366,079
City of San Antonio TX GOL, 5.00%, 02/01/23	400	441,976
City of Waco TX GOL, 5.00%, 02/01/23	20	22,110
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	125	138,105
Series A, 5.00%, 02/15/23 (PSF)	165	182,299
County of Bexar TX GOL, 5.00%, 06/15/23	260	291,104
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	101,612
County of Harris TX RB
5.00%, 08/15/23	140	157,097
Series A, 5.00%, 08/15/23	115	129,044
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	612,344
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	210	232,260
Series A, 5.00%, 02/15/23 (PSF)	35	38,710
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/23	275	311,869
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	176,307
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	112,591
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	117,823
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	90,128
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	1,003,725
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	96,112
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	179,539

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Houston Community College System GOL, 5.00%, 02/15/23	$270	$296,746
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	295	326,356
Series A, 5.00%, 02/15/23 (PSF)	185	204,664
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	55,460
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	105,181
Series A, 5.00%, 02/15/23 (PSF)	370	409,653
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	55,446
Killeen Independent School District GO, 5.00%, 02/15/23	180	199,238
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	165,870
Series A, 5.00%, 08/01/23 (PSF)	120	134,820
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,079
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	229,169
5.00%, 08/15/23 (PSF)	20	22,477
Series A, 5.00%, 08/15/23	85	95,526
Series A, 0.00%, 08/15/23 (PSF)(a)	50	47,744
Series B, 5.00%, 08/15/23	20	22,436
Series D, 0.00%, 08/15/23 (PSF)(a)	60	57,292
Lewisville Independent School District GO
5.00%, 08/15/23	200	224,012
5.00%, 08/15/23 (PSF)	970	1,090,793
Series A, 4.00%, 08/15/23 (PSF)	35	38,234
Series B, 5.00%, 08/15/23	25	28,002
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	370,999
Lower Colorado River Authority RB
5.00%, 05/15/23	185	205,233
Series B, 5.00%, 05/15/23	355	393,826
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	101,300
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	112,350
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	310	349,764
Series A, 5.00%, 11/01/23	105	118,468
Series B, 5.00%, 11/01/23	20	22,565
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	252,634
5.25%, 02/01/23 (PSF)	220	244,631
North Texas Municipal Water District RB
5.00%, 06/01/23	280	312,568
6.25%, 06/01/23	75	86,795
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	340	383,945
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	795	869,722
Series B, 5.00%, 01/01/23	280	304,783
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	122,278
5.00%, 06/15/23 (PSF)	25	28,040
5.00%, 08/15/23 (PSF)	350	394,674
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	221,550
Series B, 5.00%, 02/15/23 (PSF)	120	132,930

Security	Par (000)	Value

Texas (continued)
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	$95	$105,319
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/23	200	224,310
Series A, 5.00%, 07/01/23	150	168,233
Series A, 5.25%, 07/01/23	140	158,101
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/23	25	27,997
Series B, 5.00%, 07/01/23	140	156,785
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	377,624
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	193,805
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	67,553
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	210,250
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	273,268
Series B, 5.00%, 05/15/23	140	156,153
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	111,620
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	66,382
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	400	450,500
State of Texas GO
5.00%, 04/01/23	150	167,030
5.00%, 08/01/23	150	168,832
5.00%, 10/01/23	430	486,558
Series A, 5.00%, 10/01/23	75	84,865
Series A, 5.00%, 10/01/23	450	509,189
Series B-1, 5.00%, 08/01/23	45	50,650
Series D, 5.00%, 05/15/23	100	111,792
State of Texas GOL, 5.00%, 08/01/23	175	196,971
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	110,712
5.00%, 12/01/23	40	44,780
Tarrant Regional Water District RB
5.00%, 03/01/23	305	338,260
Series A, 5.00%, 03/01/23	145	160,812
Texas A&M University RB
Series B, 5.00%, 05/15/23	100	111,697
Series D, 5.00%, 05/15/23	35	39,094
Series E, 5.00%, 05/15/23	135	150,791
Texas State Technical College RB, 5.00%, 10/15/23	20	22,622
Texas State University System RB
5.00%, 03/15/23	140	155,334
Series A, 5.00%, 03/15/23	510	565,861
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	780	881,478
Series A, 5.00%, 04/01/23	135	150,162
Texas Water Development Board RB
5.00%, 04/15/23	100	111,368
Series A, 5.00%, 04/15/23	250	278,420
Series B, 5.00%, 10/15/23	200	226,294
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	50	56,141
Trinity River Authority RB, 5.00%, 02/01/23	155	170,911
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,113

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Houston RB, 4.00%, 02/15/23	$50	$53,807
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	111,244
University of Texas System (The) RB
5.00%, 08/15/23	460	518,075
Series A, 5.00%, 08/15/23	120	135,150
Series C, 5.00%, 08/15/23	375	422,344
Series H, 5.00%, 08/15/23	25	28,156
Series I, 5.00%, 08/15/23	375	422,344
Series J, 5.00%, 08/15/23	100	112,625

		29,327,757

Utah — 2.8%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	417,199
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	124,548
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	110,609
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,984,448
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	184,722
Intermountain Power Agency RB, 5.00%, 07/01/23	200	223,978
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	84,865
University of Utah (The) RB
5.00%, 08/01/23	205	229,483
Series A, 5.00%, 08/01/23 (SAP)	275	308,308
Series B, 5.00%, 08/01/23	175	196,196
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,217,330
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	639,806
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	334,614
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	273,988
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	122,125

		6,452,219

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	112,764
University of Vermont &State Agricultural College RB, 5.00%, 10/01/23	25	27,598
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,418

		168,780

Virginia — 5.7%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,061,560
City of Falls Church VA GO, 5.00%, 07/15/23	250	281,240
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,293
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	67,594
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	140	157,577
5.00%, 08/01/23 (ST AID WTHHLDG)	195	219,615
Series A, 5.00%, 08/01/23 (SAW)	35	39,418
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	40	44,124
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	546,745
Series B, 5.00%, 06/01/23	100	112,018
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	79,493
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	792,575
Series B, 5.00%, 04/01/23 (SAW)	75	83,560

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 10/01/23 (SAW)	$265	$300,046
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	75	85,366
Series A, 5.00%, 12/01/23 (SAW)	335	381,304
County of Prince William VA COP, 5.00%, 10/01/23	100	112,830
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	112,657
Fairfax County Water Authority RB, 5.00%, 04/01/23	315	351,049
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	561,605
Town of Leesburg VA GO, 5.00%, 01/15/23	125	138,345
Virginia College Building Authority RB
5.00%, 02/01/23	95	104,997
Series A, 5.00%, 02/01/23	225	248,677
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,000	1,113,660
Series E-1, 5.00%, 02/01/23	245	270,781
Series E-2, 5.00%, 02/01/23	555	613,403
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	535	598,430
5.00%, 09/15/23	115	130,024
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,230,537
Series A, 5.00%, 05/15/23	130	145,413
Series C, 5.00%, 05/15/23	90	100,670
Virginia Public Building Authority RB
5.00%, 08/01/23	215	241,701
Series C, 5.00%, 08/01/23	165	185,491
Series A, 4.00%, 08/01/23	75	81,931
Series A, 5.00%, 08/01/26 (PR 08/01/23)	195	221,153
Series B, 5.00%, 08/01/23	615	691,377
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	166,047
5.00%, 07/15/23 (SAW)	25	27,998
5.00%, 08/01/23 (SAW)	325	363,262
Series B, 5.00%, 08/01/23	100	111,773
Series A, 5.00%, 08/01/23 (SAW)	210	236,437
Series B, 5.00%, 08/01/23 (SAW)	80	89,418
Virginia Resources Authority RB
5.00%, 10/01/23	315	356,659
5.00%, 11/01/23	185	210,021
Series A, 4.00%, 11/01/23	75	82,579

		13,162,453

Washington — 5.4%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	56,128
City of Seattle WA GO, 5.00%, 12/01/23	100	113,746
City of Seattle WA GOL
5.00%, 11/01/23	100	113,451
Series A, 5.00%, 04/01/23	75	83,561
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/23	200	222,522
Series C, 5.00%, 09/01/23	25	28,187
Series C, 5.00%, 10/01/23	175	197,829
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	295	335,439
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	226,080
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	60	66,087
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	113,822

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of King WA GOL
5.00%, 07/01/23	$385	$432,051
5.25%, 01/01/23	115	127,737
Series B, 5.00%, 12/01/23	165	187,618
Series E, 5.00%, 12/01/23	125	142,135
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	290	325,249
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,427
Energy Northwest RB
5.00%, 07/01/23	110	123,188
Series A, 5.00%, 07/01/23	1,215	1,360,665
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	277,259
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	56,685
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,342
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	142,135
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	665	755,660
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	70	79,543
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	101,930
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	198,924
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	72,812
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	22,727
Port of Seattle WA GOL
5.00%, 01/01/23	55	60,748
5.00%, 06/01/23	155	173,527
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	76,343
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	113,708
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	137,440
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,342
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,027
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	120	136,043
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	158,717
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	278,494
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	73,886
State of Washington COP
Series A, 5.00%, 07/01/23	340	377,404
Series B, 5.00%, 07/01/23	235	260,852
State of Washington GO
5.00%, 02/01/23	300	331,740
5.00%, 08/01/23	100	112,350
Series C, 5.00%, 02/01/23	350	387,030
Series A, 5.00%, 08/01/23	390	438,165
Series B, 5.00%, 07/01/23	345	386,589
Series B, 5.00%, 08/01/23	110	123,585
Series C, 5.50%, 07/01/23	135	147,764

Security	Par (000)	Value

Washington (continued)
Series R, 4.00%, 07/01/23	$75	$81,720
Series R, 5.00%, 07/01/23	90	100,850
Series R-2015, 5.00%, 07/01/23	300	336,165
Series R-2017A, 5.00%, 08/01/23	215	241,553
Series R-C, 5.00%, 07/01/23	375	420,082
State of Washington RB
Series C, 5.00%, 09/01/23	445	499,406
Series E, 5.25%, 02/01/23	150	166,881
University of Washington RB
Series A, 4.00%, 12/01/23	95	104,630
Series B, 4.00%, 06/01/23	135	146,934
Series C, 5.00%, 12/01/23	100	113,633
Washington State University RB
5.00%, 04/01/23	220	243,771
5.00%, 10/01/23	120	132,469
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,017

		12,449,804

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	565	632,902
Series A, 5.00%, 11/01/23	55	62,439
Series A, 5.00%, 12/01/23	100	113,822
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	290,825
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	167,736

		1,267,724

Wisconsin — 4.2%
City of Madison WI GO, Series A, 4.00%, 10/01/23	215	235,571
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	55,142
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	235	258,655
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	311,072
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 2, 5.00%, 06/01/23	115	127,785
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	695	777,399
State of Wisconsin GO
4.00%, 05/01/23	55	59,741
5.00%, 05/01/23	100	111,557
5.00%, 11/01/23	420	476,032
Series D, 5.00%, 05/01/23	150	167,336
Series 1, 5.00%, 05/01/23	190	211,958
Series 1, 5.00%, 11/01/23	320	362,691
Series 2, 5.00%, 11/01/23	255	289,019
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,122,330
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,244,660
Series C, 5.00%, 05/01/23	40	44,623
State of Wisconsin RB, Series A, 5.00%, 05/01/23	220	245,771
Wisconsin Department of Transportation RB
5.00%, 07/01/23	80	89,857
Series 1, 4.00%, 07/01/23	70	76,455
Series 1, 5.00%, 07/01/23	110	123,553
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	728,237
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	615	694,366
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	200	225,810
Series A, 5.00%, 07/01/23	335	376,275

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	$115	$126,196
Series A, 5.00%, 11/15/23	40	44,668
WPPI Energy RB
5.00%, 07/01/23	80	88,853
Series A, 5.00%, 07/01/23	150	166,599

		9,842,211

Total Municipal Debt Obligations — 98.5% (Cost: $225,675,542)		228,789,389

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.15%(d)(e)	447	447,336

Total Short-Term Investments — 0.2% (Cost: $447,276)		447,336

Total Investments in Securities — 98.7% (Cost: $226,122,818)		229,236,725

Other Assets, Less Liabilities — 1.3%		2,919,264

Net Assets — 100.0%		$232,155,989

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	281	166	447	$447,336	$3,399	$74		$58

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$228,789,389	$—	$228,789,389
Money Market Funds	447,336	—	—	447,336

	$447,336	$228,789,389	$—	$229,236,725

See notes to financial statements.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$130	$149,952
Series B, 5.00%, 09/01/24	320	369,114
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,357
Series A, 5.00%, 05/01/24	75	85,679
Series B, 5.00%, 01/01/24	100	113,155
Auburn University RB, Series B, 5.00%, 06/01/24	35	40,077
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,411
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	20	22,910
State of Alabama GO
Series A, 5.00%, 08/01/24	135	156,208
Series A, 5.00%, 11/01/24	70	81,580
Series C, 5.00%, 08/01/24	50	57,855
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	149,205

		1,271,503

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	220	251,616

Arizona — 3.3%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	56,405
Arizona State University RB
Series B, 5.00%, 07/01/24	45	51,746
Series C, 5.00%, 07/01/24	10	11,499
Arizona Transportation Board RB, 5.00%, 07/01/24	275	316,995
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/24	245	284,852
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	260,512
City of Phoenix AZ GO
4.00%, 07/01/24	510	566,967
5.00%, 07/01/24	125	144,014
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	170	196,607
Series A, 5.00%, 07/01/24	360	413,094
Series B, 5.00%, 07/01/24	435	502,037
Series D, 5.00%, 07/01/24	75	84,619
City of Scottsdale AZ GOL, 4.00%, 07/01/24	200	223,634
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	25	28,584
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	80,648
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	145	167,375
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,191
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	57,495
Regional Public Transportation Authority RB, 5.25%, 07/01/24	125	145,996
State of Arizona COP
5.00%, 09/01/24	200	230,606
5.00%, 10/01/24	135	156,015
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	50	57,360
Series B, 5.00%, 06/01/24	150	172,081

		4,231,332

Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/01/24	80	88,981

Security	Par (000)	Value

California — 8.1%
Allan Hancock Joint Community College District/CA GO, 5.00%, 08/01/24	$95	$109,498
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	430	406,651
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	150,059
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,047
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	155	181,449
California State Public Works Board RB
Series A, 5.00%, 09/01/24	225	258,410
Series B, 5.00%, 10/01/24	180	207,187
Series C, 5.00%, 03/01/24	100	113,298
Series D, 5.00%, 09/01/24	85	97,622
Series F, 5.00%, 05/01/24	80	91,057
Series G, 5.00%, 05/01/24	120	136,585
Series H, 5.00%, 12/01/24	65	75,146
California State University RB, Series A, 5.00%, 11/01/24	135	156,947
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	117,964
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	200	232,514
Series D, 5.00%, 11/01/24	15	17,439
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	40,624
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	94,371
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	290	271,153
5.00%, 08/01/24	25	28,815
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,464
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	105	121,434
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	95	110,898
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/24	100	115,651
Series B, 5.00%, 07/01/24	175	202,389
Series C, 5.00%, 07/01/24	35	40,478
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	555	638,200
Series B, 5.00%, 07/01/24	160	183,986
Series C, 5.00%, 07/01/24	190	218,483
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	70	66,032
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	34,686
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,573
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,129
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	47,007
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	98,387
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	18,807
San Diego Community College District GO, 5.00%, 08/01/24	40	46,464

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	$600	$564,882
Series C-1, 5.50%, 07/01/24 (AGM)	160	187,427
Series R-4, 5.00%, 07/01/24	135	155,120
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	25	28,289
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	37,590
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,667
Series AS, 5.00%, 12/01/24	245	287,275
Series AW, 5.00%, 12/01/24	105	123,118
Series BA, 5.00%, 12/01/24	150	175,882
State of California GO
5.00%, 04/01/24	400	455,384
5.00%, 08/01/24	285	327,477
5.00%, 09/01/24	370	426,114
5.00%, 10/01/24	525	605,997
5.00%, 11/01/24	405	468,536
Series A, 5.00%, 10/01/24	175	201,999
Series B, 5.00%, 08/01/24	100	114,904
Series B, 5.00%, 09/01/24	835	961,636
University of California RB
Series AM, 5.00%, 05/15/24	20	23,000
Series AO, 5.00%, 05/15/24	175	201,252
Series AV, 5.00%, 05/15/24	40	46,000
Series AY, 5.00%, 05/15/24	110	126,501
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	116,680

		10,451,634

Colorado — 1.0%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	171,150
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	124,951
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	52,524
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	80	93,608
Series A, 5.50%, 12/01/24 (SAW)	375	447,120
Series B, 5.00%, 12/01/24 (SAW)	60	70,207
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	22,336
University of Colorado RB
Series B-1, 5.00%, 06/01/24	50	57,467
Series C, 2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	254,245

		1,293,608

Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	116,682
Series A, 5.00%, 03/15/24	190	211,328
Series B, 5.00%, 04/15/24	130	144,869
Series B, 5.00%, 05/15/24	25	27,913
Series D, 5.00%, 04/15/24	290	323,170
Series D, 5.00%, 06/15/24	85	95,081
Series D, 5.00%, 08/15/24	295	331,217
Series E, 5.00%, 09/15/24	85	95,611
Series E, 5.00%, 10/15/24	175	197,209

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	$205	$231,753
Series A, 5.00%, 09/01/24	120	135,930

		1,910,763

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/24	115	134,407
Delaware Transportation Authority RB
4.00%, 07/01/24	195	216,530
5.00%, 07/01/24	25	28,770
State of Delaware GO
5.00%, 03/01/24	300	344,364
5.00%, 10/01/24	150	175,244
Series A, 5.00%, 10/01/24	100	116,829
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	98,926

		1,115,070

District of Columbia — 0.9%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	61,267
Series A, 5.00%, 06/01/24	400	461,464
Series A, 5.00%, 10/15/24	120	139,957
Series D, 5.00%, 06/01/24	240	276,879
District of Columbia RB, Series A, 5.00%, 12/01/24	135	158,031
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/24	40	46,694
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,148

		1,161,440

Florida — 4.5%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	33,706
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,008
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,184
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	58,176
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	90	101,376
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	250	284,215
Series B, 5.00%, 07/01/24	100	113,686
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	120	138,517
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	380	441,453
Series B, 5.00%, 10/01/24	110	127,789
County of Sarasota FL RB, 5.00%, 10/01/24	45	52,425
Florida Department of Environmental Protection RB
5.00%, 07/01/24	145	167,566
Series A, 5.00%, 07/01/24	300	346,953
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,244
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	115,828
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	295	339,224
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	138,359
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,435
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	94,421

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	$190	$221,261
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,222
Series D, 5.00%, 08/01/24	50	57,407
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	180	208,359
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	68,146
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	218,622
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	250	284,760
Series D, 5.00%, 02/01/24	50	56,557
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	155	177,436
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	180	207,618
Series B, 5.00%, 07/01/24	20	23,069
Series C, 5.00%, 07/01/24	100	115,343
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	200	229,982
State of Florida GO
Series A, 5.00%, 01/01/24	55	62,764
Series A, 5.00%, 07/01/24	55	63,730
Series B, 5.00%, 06/01/24	225	260,062
Series E, 5.00%, 06/01/24	200	231,166
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	393,965
Series B, 5.00%, 07/01/24	170	196,982
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	22,786
Volusia County School Board RB, 5.00%, 10/01/24	20	22,883

		5,815,685

Georgia — 2.2%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	777,170
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	160	186,469
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	25	29,317
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	580,800
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	188,260
State of Georgia GO
Series A, 5.00%, 02/01/24	100	114,452
Series C, 5.00%, 07/01/24	125	144,895
Series C-1, 5.00%, 01/01/24	105	119,864
Series C-1, 5.00%, 07/01/24	285	330,361
Series E, 5.00%, 12/01/24	320	375,526

		2,847,114

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	130	149,488
Series B, 5.00%, 07/01/24	170	195,485
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	405	468,824
Series A, 5.00%, 10/01/24	50	58,016
Series B, 5.00%, 10/01/24	90	104,429

Security	Par (000)	Value

Hawaii (continued)
Series C, 5.00%, 10/01/24	$70	$81,222
Series D, 5.00%, 09/01/24	130	150,487
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,398
Series B, 4.00%, 09/01/24	20	22,357
County of Maui HI GO, 5.00%, 09/01/24	35	40,516
State of Hawaii GO
Series EO, 5.00%, 08/01/24	10	11,549
Series ET, 5.00%, 10/01/24	110	127,635
Series EZ, 5.00%, 10/01/24	415	481,533
Series FE, 5.00%, 10/01/24	225	261,072
Series FN, 5.00%, 10/01/24	35	40,611

		2,210,622

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	95	107,695
Series A, 5.00%, 07/15/24	25	28,341

		136,036

Illinois — 2.1%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	170	186,415
Series D, 5.00%, 01/01/24	105	115,139
Series E, 5.00%, 01/01/24	150	164,484
Illinois Finance Authority RB, 5.00%, 07/01/24	140	161,788
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	111,823
Series D, 5.00%, 01/01/24	185	206,873
State of Illinois GO
5.00%, 02/01/24	250	248,235
5.00%, 04/01/24	105	104,191
5.00%, 05/01/24	395	391,836
Series A, 4.00%, 05/01/24	210	202,705
Series A, 5.00%, 10/01/24	65	64,367
Series A, 5.00%, 11/01/24	250	247,485
Series A, 5.00%, 12/01/24	50	49,477
Series D, 5.00%, 11/01/24	385	381,127
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,147
Series D, 5.00%, 06/15/24	75	78,270

		2,739,362

Indiana — 1.2%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	100	114,214
Series A, 5.00%, 10/01/24	200	231,972
Series C, 5.00%, 12/01/24	435	509,211
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	35	39,779
Indiana University RB, Series X, 5.00%, 08/01/24	110	127,528
Purdue University COP, Series A, 5.00%, 07/01/24	160	185,253
Purdue University RB
Series A, 5.00%, 07/01/24	125	144,729
Series DD, 5.00%, 07/01/24	135	156,307

		1,508,993

Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/24	350	406,560
State of Iowa RB, Series A, 5.00%, 06/01/24	110	126,193

		532,753

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.9%
City of Wichita KS Water &Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	$200	$232,064
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	45	52,362
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	39,941
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	459,984
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	61,667
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	325	373,997

		1,220,015

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	80	91,966

Louisiana — 0.4%
State of Louisiana GO
5.00%, 05/01/24	105	119,643
Series A, 5.00%, 09/01/24	120	137,982
Series B, 5.00%, 05/01/24	25	28,487
Series C, 5.00%, 08/01/24	50	57,363
Series D, 5.00%, 12/01/24	150	173,629

		517,104

Maine — 0.6%
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	85	98,859
Series B, 5.00%, 11/01/24	20	23,261
Series C, 5.00%, 11/01/24	190	220,979
Series D, 5.00%, 11/01/24	25	29,076
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	137,728
State of Maine GO, Series B, 5.00%, 06/01/24	225	259,963

		769,866

Maryland — 3.9%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	75	85,916
County of Anne Arundel MD GOL, 5.00%, 10/01/24	60	69,900
County of Baltimore MD GO
5.00%, 03/01/24	400	458,340
5.00%, 08/01/24	140	162,435
County of Carroll MD GO, 5.00%, 11/01/24	225	263,297
County of Charles MD GO, 5.00%, 10/01/24	100	116,735
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	29,040
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	137,459
Series C, 5.00%, 02/15/24	55	63,002
County of Montgomery MD GO
Series A, 5.00%, 11/01/24	400	468,084
Series A, 5.00%, 12/01/24	125	146,630
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,815
Series B, 5.00%, 11/01/24	50	58,511
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	175	196,411
Series A, 5.00%, 07/15/24	170	197,210
State of Maryland Department of Transportation RB
4.00%, 09/01/24	200	223,572
5.00%, 05/01/24	100	114,870
5.00%, 09/01/24	30	34,796
5.00%, 10/01/24	140	162,772
5.00%, 11/01/24	155	180,642

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
First Series, 5.00%, 06/01/24	$370	$427,975
Series A, 5.00%, 03/15/24	20	22,985
Series A, 5.00%, 08/01/24	95	110,439
Series B, 5.00%, 08/01/24	430	499,879
Series C, 5.00%, 08/01/24	520	604,505
Washington Suburban Sanitary Commission GO
4.00%, 06/01/24	30	33,482
5.00%, 06/01/24	70	80,908
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/24 (GTD)	40	46,287

		5,007,897

Massachusetts — 2.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	121,274
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/24 (AMBAC)	135	160,697
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/24	40	46,172
Series B, 5.00%, 07/01/24	305	352,065
Series B, 5.25%, 09/01/24 (AGM)	445	520,824
Series C, 5.00%, 07/01/24	60	69,259
Series C, 5.00%, 10/01/24	300	348,798
Series H, 5.00%, 12/01/24	185	216,111
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	10	11,494
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	225	259,363
Series B, 5.00%, 07/01/24	30	34,577
Series C, 5.50%, 07/01/24	200	234,552
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	200	231,870
Series 2017, 5.00%, 08/01/24	20	23,187
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	215	248,568
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	150	170,596
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/24	150	173,902
Series C, 5.00%, 08/01/24	130	150,716
Series F, 5.00%, 08/01/24	250	289,837

		3,663,862

Michigan — 1.1%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	115	134,245
Series C-3, 5.00%, 07/01/24 (AGM)	115	132,594
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	290	332,682
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,218
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	69,228
State of Michigan GO, Series A, 5.00%, 12/01/24	220	257,103
State of Michigan RB, 5.00%, 03/15/24	355	402,353
University of Michigan RB, Series A, 5.00%, 04/01/24	50	57,190
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	56,807

		1,459,420

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.7%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	$200	$234,608
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	57,272
Series C, 5.00%, 03/01/24	70	80,181
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	125	138,510
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	15	17,398
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	535,765
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	130,893
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	109,481
State of Minnesota GO
Series A, 5.00%, 08/01/24	105	121,779
Series B, 5.00%, 08/01/24	190	220,362
Series B, 5.00%, 10/01/24	100	116,547
Series D, 5.00%, 08/01/24	350	405,930
Series E, 5.00%, 10/01/24	75	87,410

		2,256,136

Mississippi — 0.3%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	27,746
Series C, 5.00%, 10/01/24	305	353,187

		380,933

Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	100	116,070
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	425	487,122
Series B, 5.00%, 05/01/24	105	120,348
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	200	221,474
University of Missouri RB, Series A, 5.00%, 11/01/24	110	128,565

		1,073,579

Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	201,121
Series B, 5.00%, 11/15/24	25	29,228
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	110	125,062
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	51,219
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	150	170,435
Series AA, 5.00%, 02/01/24	20	22,803
Series B, 5.00%, 02/01/31 (PR 08/01/24)	430	503,792

		1,103,660

Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	25	27,860
Series C, 5.00%, 06/15/24	350	390,040
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	95	109,868
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	116,594
County of Clark NV GOL
5.00%, 06/01/24	35	40,227

Security	Par (000)	Value

Nevada (continued)
5.00%, 11/01/24	$150	$174,457
Series A, 5.00%, 06/01/24	45	51,721
Series A, 5.00%, 11/01/24	205	238,425
Series B, 5.00%, 11/01/24	115	133,751
County of Clark NV RB
5.00%, 07/01/24	180	205,678
Series A, 5.00%, 07/01/24	45	51,256
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	10	11,343
Series B, 5.00%, 06/01/24	410	469,475
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	161,295
State of Nevada GOL
Series A, 5.00%, 05/01/24	115	132,100
Series B, 5.00%, 11/01/24	185	215,605
Series D, 5.00%, 04/01/24	25	28,647
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	85	99,377
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	91,093

		2,748,812

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	57,804
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	57,942
Series E, 5.00%, 08/15/24	15	17,410
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	134,619

		267,775

New Jersey — 2.0%
County of Monmouth NJ Go, 5.00%, 07/15/24	250	290,127
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/24 (GTD)	65	75,836
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	89,547
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	58,142
Series UU, 5.00%, 06/15/24	70	72,218
Series XX, 4.00%, 06/15/24 (SAP)	415	412,912
Series XX, 5.00%, 06/15/24 (SAP)	135	139,277
New Jersey Educational Facilities Authority RB
5.00%, 07/01/24	25	29,079
Series A, 5.00%, 07/01/24	80	93,052
Series A, 5.00%, 09/01/24	110	113,593
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	275	287,694
Series A-1, 5.00%, 06/15/24	300	321,450
Series AA, 5.00%, 06/15/24	180	185,702
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	128,423
State of New Jersey GO, 5.00%, 06/01/24	235	267,087

		2,564,139

New Mexico — 1.2%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	172,403
Series A, 5.00%, 06/01/24	35	40,227
Series A, 5.00%, 06/15/24	510	586,821
Series D, 5.00%, 06/15/24	45	51,778
State of New Mexico GO
5.00%, 03/01/24	145	165,738
Series A, 5.00%, 03/01/24	90	102,872

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	$285	$327,103
Series B, 4.00%, 07/01/24	90	99,667

		1,546,609

New York — 9.5%
City of New York NY GO
Series 1, 5.00%, 08/01/24	85	96,391
Series A, 5.00%, 08/01/24	210	238,142
Series A-1, 5.00%, 08/01/24	50	56,701
Series B-1, 5.00%, 12/01/24	15	17,148
Series C, 5.00%, 08/01/24	915	1,037,619
Series D, 4.00%, 08/01/24	100	109,327
Series E, 5.00%, 08/01/24	200	226,802
Series I, 5.00%, 03/01/24	80	89,780
County of Onondaga NY GOL, 5.00%, 05/01/24	25	28,781
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	46,253
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	19,261
Series A-2, 5.00%, 11/15/24	90	90,288
Series B, 5.00%, 11/15/24	500	501,600
Series B, 5.25%, 11/15/24 (AMBAC)	100	101,324
Series B-2, 5.00%, 11/15/24	20	22,111
Series C-1, 5.00%, 11/15/24	755	757,416
Series F, 5.00%, 11/15/24	55	55,176
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	75	82,645
Series S, 5.00%, 07/15/24 (SAW)	85	97,110
Series S-1, 5.00%, 07/15/24 (SAW)	195	222,782
Series S-2, 5.00%, 07/15/24 (SAW)	90	102,822
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/24	265	303,083
Series B-1, 5.00%, 08/01/24	150	171,557
Series C, 5.00%, 11/01/24	525	604,395
Series E-1, 5.00%, 02/01/24	80	90,272
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	665	764,018
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	153,279
Series A, 5.00%, 02/15/24	230	260,284
Series A, 5.00%, 03/15/24	1,040	1,178,561
Series A, 5.00%, 07/01/24	420	477,749
Series B, 5.00%, 10/01/24	15	17,349
Series B, 5.50%, 03/15/24 (AMBAC)	280	322,622
Series C, 5.00%, 03/15/24	105	118,889
Series D, 5.00%, 02/15/24	145	164,092
Series E, 5.00%, 02/15/24	315	356,476
Series E, 5.00%, 03/15/24	185	209,845
Series F, 5.00%, 10/01/24 (SAW)	20	23,234
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	240	276,778
Series A, 4.00%, 06/15/24	30	33,396
Series D, 5.00%, 09/15/24	110	127,779
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24	100	109,144
Series J, 5.00%, 01/01/24	60	67,618
Series L, 5.00%, 01/01/24	185	208,488

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/24	$835	$947,140
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	155	176,370
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	50	58,672
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	730	848,537
Series C-1, 5.00%, 11/15/24	165	191,793

		12,260,899

North Carolina — 2.6%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,558
County of Buncombe NC RB, 5.00%, 06/01/24	100	115,064
County of Durham NC GO, 5.00%, 10/01/24	25	29,196
County of Forsyth NC GO, 5.00%, 12/01/24	95	111,484
County of Guilford NC GO, 5.00%, 03/01/24	520	596,684
County of Mecklenburg NC GO
5.00%, 03/01/24	145	166,383
Series A, 5.00%, 12/01/24	125	146,690
Series B, 5.00%, 12/01/24	100	117,352
County of Orange NC GO, 4.00%, 04/01/24	200	222,364
County of Wake NC GO, Series A, 5.00%, 03/01/24	245	281,130
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	156,208
Series A, 5.00%, 12/01/24	40	46,727
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,008
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	161,877
Series C, 5.00%, 05/01/24	535	617,042
State of North Carolina RB
5.00%, 03/01/24	255	289,930
Series C, 5.00%, 05/01/24	100	114,449
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	85	96,353

		3,309,499

Ohio — 2.7%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	412,510
Series A, 4.00%, 08/15/24	280	312,701
Series A, 5.00%, 07/01/24	50	57,715
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,711
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	100	116,574
Miami University/Oxford OH RB, 5.00%, 09/01/24	100	114,397
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	58,530
Ohio Water Development Authority RB
5.00%, 06/01/24	100	115,410
5.00%, 12/01/24	115	134,675
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 06/01/24	200	230,820
Series 2015-A, 5.00%, 12/01/24	95	111,254
State of Ohio GO
Series A, 4.00%, 05/01/24	110	122,352
Series A, 5.00%, 08/01/24	185	214,563
Series A, 5.00%, 09/01/24	50	58,132
Series A, 5.00%, 09/15/24	130	151,314

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 08/01/24	$70	$81,186
Series B, 5.00%, 09/15/24	75	87,296
Series S, 5.00%, 05/01/24	100	115,123
Series U, 5.00%, 05/01/24	100	115,123
State of Ohio RB
Series A, 5.00%, 04/01/24	475	543,305
Series A, 5.00%, 10/01/24	25	29,008
Series A, 5.00%, 12/01/24	185	215,662
Series B, 5.00%, 10/01/24	35	40,611
Series C, 5.00%, 12/01/24	35	40,801

		3,490,773

Oklahoma — 0.8%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	277,222
5.00%, 03/01/24	10	11,463
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	240	265,529
Series A, 5.00%, 06/01/24	75	86,041
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	180	205,335
Series B, 5.00%, 01/01/24	15	16,910
Series B, 5.00%, 07/01/24	35	39,926
Series C, 5.00%, 07/01/24	30	34,223
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	115	130,481
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,413

		1,101,543

Oregon — 1.8%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	185,147
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	25	29,160
Series B, 5.00%, 06/01/24	50	57,727
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	288,020
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	50	57,750
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	55	63,136
Series E, 5.00%, 04/01/24 (MORAL OBLG)	130	148,962
Portland Community College District GO, 5.00%, 06/15/24	150	173,248
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	290	339,042
State of Oregon GO
Series A, 5.00%, 05/01/24	500	575,825
Series B, 5.00%, 08/01/24	15	17,404
Series H, 5.00%, 05/01/24	85	97,890
Series I, 5.00%, 08/01/24	15	17,404
Series O, 5.00%, 08/01/24	25	29,006
Washington &Clackamas Counties School District No. 23J Tigard-Tualatin GO, 5.00%, 06/15/24 (GTD)	200	230,822

		2,310,543

Pennsylvania — 2.5%
City of Philadelphia PA GO
5.00%, 08/01/24	125	143,464
Series A, 5.00%, 08/01/24	115	131,987
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	120	135,418
First Series, 5.00%, 03/01/24	105	119,047
First Series, 5.00%, 03/15/24	245	278,077
First Series, 5.00%, 06/15/24	170	194,284

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 07/01/24	$310	$354,711
First Series, 5.00%, 08/15/24	260	298,485
First Series, 5.00%, 09/15/24	235	269,420
Second Series, 5.00%, 01/15/24	65	73,432
Second Series, 5.00%, 09/15/24	90	103,553
County of Berks PA GO, 5.00%, 11/15/24	100	116,718
County of Chester PA GO, 5.00%, 07/15/24	20	23,210
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,000
Delaware County Authority RB, 5.00%, 08/01/24	45	50,676
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	245	283,453
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	194,233
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	116,395
Series A, 5.00%, 12/01/24	95	107,160
Series A-1, 5.00%, 12/01/24	90	104,612
Series B, 5.00%, 12/01/24	70	81,364

		3,202,699

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	185	203,981
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	85	99,105
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	248,370
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	177,070
Series D, 5.00%, 08/01/24	110	126,542

		855,068

South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	52,350
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	130	148,352
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	23,404
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	30	34,351
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	114,504
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	114,504
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	175	197,435
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	546,250

		1,231,150

Tennessee — 1.6%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,144
County of Blount TN GO, Series B, 5.00%, 06/01/24	100	114,935
County of Williamson TN GO, 5.00%, 04/01/24	150	172,314
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	185	213,146
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	245	279,209
5.00%, 07/01/24	155	179,327
State of Tennessee GO
Series A, 5.00%, 08/01/24	110	127,776
Series B, 5.00%, 08/01/24	375	435,600

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	$205	$238,425
Series B, 5.00%, 11/01/24	250	290,763

		2,080,639

Texas — 13.1%
Alamo Community College District GOL, 5.00%, 02/15/24	40	45,676
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	125	142,736
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	105	119,647
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	113,910
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	25	28,567
Series B, 5.00%, 02/15/24 (PSF)	75	85,702
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	85	98,698
Series A, 4.00%, 08/01/24 (PSF)	125	139,977
Series A, 5.00%, 08/01/24 (PSF)	35	40,640
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	11,320
Series A, 5.00%, 02/15/24 (PSF)	105	118,856
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	22,859
Series C, 5.00%, 08/15/24	125	134,759
City of Austin TX GOL
5.00%, 09/01/24	140	161,744
Series A, 5.00%, 09/01/24	230	265,721
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	135	157,375
Series A, 5.00%, 11/15/24	195	227,319
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	90	103,423
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,351
5.00%, 02/15/24 (ETM)	5	5,746
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	65	74,877
City of Denton TX GOL, 5.00%, 02/15/24	25	28,527
City of El Paso TX GOL, 5.00%, 08/15/24	35	40,385
City of Grand Prairie TX GOL, 5.00%, 02/15/24	180	205,756
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	221,491
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	45	52,458
Series C, 5.00%, 05/15/24	115	132,152
Series D, 5.00%, 11/15/24	110	128,231
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	69,023
City of Plano TX GOL, 5.00%, 09/01/24	50	58,109
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	160	183,634
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	240	273,262
5.00%, 02/01/24 (ETM)	155	177,588
City of San Antonio TX GOL
5.00%, 02/01/24	215	245,050
5.00%, 08/01/24	200	231,330
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,317
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	75	85,542

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	$105	$119,563
County of Bexar TX GOL, 5.00%, 06/15/24	75	86,559
County of Denton TX GOL, 5.00%, 07/15/24	85	97,737
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	92,496
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	115	131,179
Series C, 5.00%, 02/15/24 (PSF)	65	74,145
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	320	373,037
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	25	28,478
Series C, 5.00%, 08/15/24 (PSF)	75	86,676
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	375	427,462
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	185	214,639
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	66,130
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	103,929
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	142,736
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	85	97,231
Series A, 5.00%, 08/15/24 (PSF)	70	81,278
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	75,241
Series A, 5.00%, 08/01/24 (PSF)	270	312,538
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	100	113,830
Series A, 2.00%, 02/15/24 (PSF)	50	51,337
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	142,333
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	100	93,712
Lewisville Independent School District GO
5.00%, 08/15/24	190	218,979
5.00%, 08/15/24 (PSF)	85	98,425
Lone Star College System GOL
5.00%, 09/15/24	135	156,758
Series A, 5.00%, 02/15/24	20	22,830
Series A, 5.00%, 08/15/24	90	104,255
Lower Colorado River Authority RB
5.00%, 05/15/24	20	22,822
Series B, 5.00%, 05/15/24	160	182,576
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	203,201
Series B, 5.00%, 11/01/24	125	145,144
Series D, 5.00%, 11/01/24	285	330,928
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	335	386,875
5.25%, 02/01/24 (PSF)	100	114,732
North Texas Municipal Water District RB
5.00%, 06/01/24	110	126,761
5.50%, 06/01/24	50	58,654
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	295	330,993
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	50	58,058
5.00%, 08/15/24 (PSF)	75	87,187

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/15/24 (PSF)	$165	$191,811
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	75	85,672
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	57,215
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/24	110	126,829
Series B, 5.00%, 07/01/24	175	201,774
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	100	114,309
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	33,061
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	191,218
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	300	343,407
San Antonio Water System RB
Series A, 5.00%, 05/15/24	385	441,768
Series B, 5.00%, 05/15/24	100	114,745
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	125	144,970
State of Texas GO
5.00%, 04/01/24	100	114,793
Series A, 5.00%, 10/01/24	455	530,075
Series B-1, 5.00%, 08/01/24	65	75,358
Series D, 5.00%, 05/15/24	425	489,659
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	200	228,766
Texas A&M University RB
Series C, 5.00%, 05/15/24	340	391,727
Series E, 4.00%, 05/15/24	25	27,821
Series E, 5.00%, 05/15/24	150	172,821
Texas State University System RB, Series A, 5.00%, 03/15/24	230	262,731
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	195	226,992
Series A, 5.00%, 04/01/24	500	573,550
Texas Water Development Board RB
5.00%, 04/15/24	155	178,072
5.00%, 08/01/24	115	133,273
Series A, 5.00%, 10/15/24	195	227,339
Series B, 5.00%, 04/15/24	50	57,443
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,281
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,186
University of Houston RB, Series A, 5.00%, 02/15/24	400	454,844
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	51,529
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	105	121,918
Series D, 5.00%, 08/15/24	120	139,171
Series E, 5.00%, 08/15/24	90	104,378
Series H, 5.00%, 08/15/24	210	243,550
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	75	86,846

		16,936,104

Utah — 1.0%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	50	57,640
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	28,913
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	111,601

Security	Par (000)	Value

Utah (continued)
State of Utah GO, 5.00%, 07/01/24	$400	$464,020
University of Utah (The) RB
Series A, 5.00%, 08/01/24	170	195,944
Series A, 5.00%, 08/01/24 (SAP)	90	103,735
Series B, 5.00%, 08/01/24	30	34,578
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	100	115,001
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	210	241,632

		1,353,064

Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	189,006

Virginia — 5.5%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	260	301,496
Series C, 5.00%, 07/15/24 (SAW)	100	116,095
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	52,941
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	176,238
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	704,952
City of Richmond VA GO
Series B, 5.00%, 07/15/24	85	98,567
Series B, 5.00%, 07/15/24 (SAW)	225	260,912
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	75	87,470
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	57,576
Series B, 5.00%, 06/01/24 (SAW)	100	115,151
County of Arlington VA GO, 5.00%, 08/15/24	125	145,367
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	281,107
Series A, 5.00%, 10/01/24 (SAW)	400	466,940
Series B, 5.00%, 10/01/24 (SAW)	50	58,368
County of Henrico VA GO
Series A, 5.00%, 08/01/24	100	116,296
Series B, 5.00%, 08/01/24 (SAW)	205	238,407
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	86,281
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	150	173,808
Series A, 5.00%, 08/01/24	70	81,312
Virginia College Building Authority RB
5.00%, 02/01/24	100	113,820
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	278,742
Series A, 5.00%, 09/01/24	305	353,065
Series A, 5.00%, 09/01/24 (SAW)	50	57,880
Series B, 5.00%, 09/01/24	75	86,819
Series D, 5.00%, 02/01/24 (NPFGC)	120	136,584
Series E-1, 5.00%, 02/01/24	115	130,893
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	165,989
5.00%, 05/15/24	90	103,539
5.00%, 09/15/24	425	493,692
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	440	509,916
Series C, 5.00%, 08/01/24	115	133,273
Virginia Public School Authority RB
5.00%, 02/01/24	75	85,809
5.00%, 08/01/24 (SAW)	130	149,643
Series B, 5.00%, 08/01/24 (SAW)	255	296,208
Series C, 5.00%, 08/01/24 (SAW)	100	115,038

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority RB
5.00%, 11/01/24	$105	$122,636
Series A, 5.00%, 11/01/24	60	70,212
Series D, 5.00%, 11/01/24	125	146,277

		7,169,319

Washington — 5.0%
Cascade Water Alliance RB, 5.00%, 01/01/24	60	68,447
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	175	204,367
City of Bellevue WA GOL, 5.00%, 12/01/24	130	152,495
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	45,834
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	290	332,900
City of Seattle WA GOL
4.00%, 05/01/24	45	50,072
Series A, 5.00%, 06/01/24	80	92,362
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/24	30	34,852
Series B, 5.00%, 04/01/24	50	57,375
Series C, 5.00%, 09/01/24	140	162,641
Series C, 5.00%, 10/01/24	75	87,340
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	135	156,512
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,180
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	117,011
County of King WA GOL
Series C, 5.00%, 12/01/24	35	40,988
Series E, 5.00%, 12/01/24	25	29,265
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	75	86,705
Energy Northwest RB
5.00%, 07/01/24	105	120,972
Series A, 4.00%, 07/01/24	25	27,793
Series A, 5.00%, 07/01/24	565	650,942
King County Rural Library District GO, 4.00%, 12/01/24	50	56,118
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	10	11,262
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	100	112,569
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	35	40,971
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	80	93,687
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	160	186,907
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	23,412
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	117,060
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	44,685
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,657
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	251,157
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	100	116,719
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	99,625

Security	Par (000)	Value

Washington (continued)
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	$75	$87,795
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	17,566
State of Washington COP
Series A, 5.00%, 07/01/24	30	34,171
Series B, 5.00%, 07/01/24	335	381,572
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	23,561
Series 2016-A, 5.00%, 07/01/24	95	109,701
Series A-1, 5.00%, 08/01/24	80	92,604
Series B, 5.00%, 07/01/24	730	842,967
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	94,242
Series C, 5.00%, 02/01/24	90	102,650
Series D, 5.00%, 02/01/24	115	131,165
Series E, 0.00%, 12/01/24(a)	60	56,009
Series R, 5.00%, 07/01/24	25	28,869
Series R-2018C, 5.00%, 08/01/24	90	104,179
Series R-2018D, 5.00%, 08/01/24	40	46,302
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	438,975
Washington State University RB
5.00%, 04/01/24	70	79,922
5.00%, 10/01/24	80	90,437
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	29,180

		6,505,749

West Virginia — 0.9%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	125	117,694
Series A, 5.00%, 06/01/24	345	398,761
Series A, 5.00%, 12/01/24	25	29,326
Series B, 5.00%, 06/01/24	20	23,117
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	275	318,214
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	145	167,183
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	150	173,080

		1,227,375

Wisconsin — 1.8%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	184,851
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	40,791
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	69,638
Series 1, 5.00%, 06/01/24	85	98,654
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	115	132,671
State of Wisconsin GO
Series 2, 5.00%, 11/01/24	520	607,261
Series A, 5.00%, 05/01/24	125	143,851
State of Wisconsin RB, Series A, 5.00%, 05/01/24	510	587,989
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	50	57,936

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 07/01/24	$340	$393,965
Series A, 5.00%, 07/01/24	55	63,730

		2,381,337

Total Municipal Debt Obligations — 98.6% (Cost: $126,705,350)		127,843,052

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.15%(d)(e)	203	202,969

Total Short-Term Investments — 0.2% (Cost: $202,915)		202,969

Total Investments in Securities — 98.8% (Cost: $126,908,265)		128,046,021

Other Assets, Less Liabilities — 1.2%		1,556,123

Net Assets — 100.0%		$129,602,144

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	210	(7)	203	$202,969	$3,552	$(254)		$33

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$127,843,052	$—	$127,843,052
Money Market Funds	202,969	—	—	202,969

	$202,969	$127,843,052	$—	$128,046,021

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$165	$194,945
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	50	58,689
City of Huntsville AL GOL, Series E, 5.00%, 11/01/25	100	120,156
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	60	70,563

		444,353

Alaska — 0.3%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	40	47,312
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	29,806
Series D, 5.00%, 09/01/25	30	35,767
State of Alaska GO, Series B, 5.00%, 08/01/25	50	58,511

		171,396

Arizona — 3.1%
Arizona State University RB
Series A, 5.00%, 07/01/25	80	94,302
Series B, 5.00%, 07/01/25	25	29,470
Arizona Transportation Board RB, 5.00%, 07/01/25	160	189,480
City of Phoenix AZ GO, 5.00%, 07/01/25	90	106,336
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	50	59,350
Series A, 5.00%, 07/01/25	200	237,125
Series D, 5.00%, 07/01/25	125	144,047
County of Pima AZ GOL, 4.00%, 07/01/25	120	136,463
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	118,700
Maricopa County Community College District GO, 5.00%, 07/01/25	245	290,141
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	25	29,470
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	17,723
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	335	393,079
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	236,850
University of Arizona (The) RB, 4.00%, 06/01/25	50	56,372

		2,138,908

California — 10.6%
Bay Area Toll Authority RB, 5.00%, 04/01/25	40	46,416
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	46,376
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	40	48,662
California Infrastructure & Economic Development Bank RB, 4.00%, 08/01/25	100	111,481
California State Public Works Board RB
Series A, 5.00%, 06/01/25	50	58,414
Series B, 5.00%, 04/01/25	25	29,087
Series B, 5.00%, 10/01/25	55	64,771
Series C, 5.00%, 11/01/25	45	53,099
Series D, 5.00%, 04/01/25	50	58,174
Series D, 5.00%, 06/01/25	50	58,413
California State University RB
Series A, 4.00%, 11/01/25	25	28,528
Series A, 5.00%, 11/01/25	120	143,272
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	83,548

Security	Par (000)	Value

California (continued)
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/25	$225	$265,876
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	90	104,698
Series C, 5.00%, 05/15/25	25	29,083
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	105	125,363
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	35	40,796
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	110	125,468
Series B, 5.00%, 06/01/25	40	47,592
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	29,813
El Camino Community College District GO, 5.00%, 08/01/25	15	17,928
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	46,039
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	92,174
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	155	184,827
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	70	82,897
Series A, 5.00%, 06/01/25	105	124,359
Series A, 5.00%, 07/01/25	35	41,545
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	15	17,855
Series C, 5.00%, 07/01/25	40	47,612
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/25	25	29,813
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/25	435	513,004
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	40	37,006
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	92,896
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	167,038
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	23,056
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	180	167,038
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	125	115,637
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	35,857
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	20	18,368
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	30,486
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	55	65,496
San Diego Community College District GO, 5.00%, 08/01/25	75	89,642
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	130	153,819
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM)	105	126,841
Series D-1, 5.50%, 07/01/25 (NPFGC)	25	30,131
Series J-2, 4.00%, 07/01/25	85	96,116
Series J-2, 5.00%, 07/01/25	30	35,413
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	25	28,484
Series A, 5.00%, 10/01/25	50	59,569

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	$150	$139,198
San Mateo County Community College District GO, Series B, 0.00%, 09/01/25 (NPFGC)(a)	195	178,228
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	23,796
State of California Department of Water Resources RB
Series AW, 5.00%, 12/01/25	50	60,269
Series AX, 5.00%, 12/01/25	120	144,647
State of California GO
4.00%, 03/01/25	20	22,373
4.00%, 09/01/25	200	225,756
4.00%, 10/01/25	65	73,477
5.00%, 03/01/25	55	64,080
5.00%, 04/01/25	150	175,140
5.00%, 08/01/25	235	276,686
5.00%, 09/01/25	330	389,334
5.00%, 10/01/25	450	531,994
5.00%, 11/01/25	240	284,306
Series A, 5.00%, 08/01/25	200	235,478
University of California RB
Series A, 5.00%, 05/15/25	85	100,552
Series I, 5.00%, 05/15/25	40	47,211
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	101,595

		7,243,996

Colorado — 1.1%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	26,417
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	34,420
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	150	173,709
County of Adams Co. COP, 5.00%, 12/01/25	40	47,905
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	15	17,938
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	65	78,156
Series A, 5.50%, 12/01/25 (SAW)	75	92,194
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	25	21,594
State of Colorado COP
Series K, 5.00%, 03/15/25	125	146,231
Series L, 5.00%, 03/15/25	25	29,246
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	70	82,717

		750,527

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 04/15/25	50	56,673
Series B, 5.00%, 05/15/25	200	227,066
Series B, 5.00%, 06/15/25	100	113,715
Series C, 5.00%, 06/15/25	180	204,687
Series E, 5.00%, 09/15/25	20	22,852
Series F, 5.00%, 11/15/25	140	160,468
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/25	20	23,024
Series A, 5.00%, 09/01/25	125	144,149
Series B, 5.00%, 08/01/25	160	184,192

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 10/01/25	$45	$51,983

		1,188,809

Delaware — 0.7%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,063
Delaware Transportation Authority RB, 5.00%, 07/01/25	125	147,826
State of Delaware GO
5.00%, 03/01/25	100	118,251
Series 2009C, 5.00%, 10/01/25	40	48,072
Series A, 5.00%, 02/01/25	100	117,968

		450,180

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/25	60	71,225
Series D, 5.00%, 06/01/25	60	71,225
Series E, 5.00%, 06/01/25	165	195,868
District of Columbia RB
Series A, 5.00%, 12/01/25	60	72,180
Series C, 5.00%, 10/01/25	75	89,830
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/25	125	150,080
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	200	235,756

		886,164

Florida — 5.1%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	160,814
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	100	114,854
Series B, 5.00%, 10/01/25	75	86,140
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	225	267,028
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	72,577
Florida Department of Environmental Protection RB
5.00%, 07/01/25	105	124,693
Series A, 5.00%, 07/01/25	80	95,004
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	71,518
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	65	76,940
Orange County School Board COP, 5.00%, 08/01/25	50	58,649
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	120	142,822
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	105	122,639
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	230	270,844
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	142,110
Series C, 5.00%, 07/01/25	140	165,795
School District of Broward County/FL GO, 5.00%, 07/01/25	150	178,050
State of Florida Department of Transportation RB, 5.00%, 07/01/25	200	238,282
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	165	193,601
State of Florida GO
Series A, 5.00%, 06/01/25	195	232,009
Series A, 5.00%, 07/01/25	40	47,701
Series B, 5.00%, 06/01/25	115	136,826
Series B, 5.00%, 07/01/25	10	11,925
Series C, 5.00%, 06/01/25	230	273,652

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series D, 5.00%, 06/01/25	$85	$101,132
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	50	59,626
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	35	41,880
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	15	17,903

		3,505,014

Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	100	123,531
Series B, 5.00%, 11/01/25	50	59,784
Gwinnett County School District GO, 5.00%, 02/01/25	20	23,584
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	90	101,626
State of Georgia GO
Series A, 5.00%, 02/01/25	340	400,921
Series A, 5.00%, 07/01/25	60	71,584
Series A1, 5.00%, 02/01/25	60	70,751
Series C1, 4.00%, 01/01/25	100	113,107
Series C1, 4.00%, 07/01/25	105	120,027

		1,084,915

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	105	124,058
Series B, 5.00%, 07/01/25	65	76,798
City & County of Honolulu HI GO
Series B, 5.00%, 09/01/25	125	148,321
Series C, 5.00%, 10/01/25	45	53,509
Series E, 5.00%, 09/01/25	100	118,657
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	20	23,845
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	85	101,219
Series FE, 5.00%, 10/01/25	130	154,805
Series FK, 5.00%, 05/01/25	100	117,801
Series FN, 5.00%, 10/01/25	175	208,392
Series FT, 5.00%, 01/01/25	25	29,186
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	84,069
University of Hawaii RB, Series B, 5.00%, 10/01/25	20	23,839

		1,264,499

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	85	98,673

Illinois — 2.6%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	225	251,523
Series C, 5.00%, 01/01/25	55	61,483
Series F, 5.00%, 01/01/25	150	167,682
Illinois Finance Authority RB
4.00%, 07/01/25	335	381,498
5.00%, 12/01/25	165	198,002
State of Illinois GO
5.00%, 01/01/25	155	153,004
5.00%, 02/01/25	50	49,335
Series D, 5.00%, 11/01/25	560	550,351

		1,812,878

Indiana — 0.8%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/25	80	94,091
Series C, 5.00%, 12/01/25	150	180,270

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	$55	$64,127
Purdue University COP, Series A, 5.00%, 07/01/25	40	47,701
Purdue University RB, Series A, 5.25%, 07/01/25	105	126,526

		512,715

Iowa — 0.1%
State of Iowa RB, Series A, 5.00%, 06/01/25	60	70,609

Kansas — 0.8%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	100	117,756
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	210,010
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	23,874
State of Kansas Department of Transportation RB
5.00%, 09/01/25	130	152,792
Series A, 5.00%, 09/01/25	55	64,643

		569,075

Louisiana — 0.5%
State of Louisiana GO
Series A, 5.00%, 09/01/25	180	212,062
Series B, 5.00%, 05/01/25	25	29,213
Series B, 5.00%, 08/01/25	100	118,683

		359,958

Maine — 0.3%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25	90	106,690
Series B, 5.00%, 11/01/25	40	47,757
State of Maine GO, Series B, 5.00%, 06/01/25	20	23,785

		178,232

Maryland — 3.8%
City of Baltimore MD RB, Series A, 5.00%, 07/01/25	90	106,090
County of Anne Arundel MD GOL, 5.00%, 10/01/25	50	59,887
County of Baltimore MD GO, 5.00%, 03/01/25	100	117,941
County of Charles MD GO, 5.00%, 10/01/25	10	11,995
County of Howard MD GO, Series A, 5.00%, 02/15/25	185	218,104
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	170	202,754
Series B, 5.00%, 07/15/25	20	23,853
State of Maryland Department of Transportation RB
4.00%, 09/01/25	85	96,976
5.00%, 09/01/25	95	113,263
5.00%, 10/01/25	150	179,228
5.00%, 12/01/25	85	101,748
State of Maryland GO
Second Series, 5.00%, 08/01/25	75	89,642
Series A, 5.00%, 03/15/25	125	147,846
Series A, 5.00%, 08/01/25	200	239,046
Series B, 5.00%, 08/01/25	365	436,259
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	25	28,489
5.00%, 06/01/25 (GTD)	275	326,895
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	95	112,927

		2,612,943

Massachusetts — 3.9%
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	180	213,660

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 04/01/25	$75	$88,427
Series B, 5.00%, 07/01/25	100	118,700
Series B, 5.25%, 09/01/25 (AGM)	275	331,397
Series C, 5.00%, 08/01/25	135	160,599
Series C, 5.00%, 09/01/25	85	101,340
Series C, 5.00%, 10/01/25	235	280,790
Series D, 5.00%, 07/01/25	15	17,805
Series E, 5.00%, 11/01/25 (AMBAC)	75	89,808
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	150	177,250
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	365	433,047
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	210	249,820
Series 22, 5.00%, 08/01/25	70	83,470
Massachusetts Development Finance Agency RB, Series A, 5.00%, 07/15/25	100	119,713
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/25	75	89,102
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	87,743
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/25 (AGM)	15	18,076
Series C, 5.00%, 08/01/25	10	11,924
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	29,834

		2,702,505

Michigan — 1.1%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	45	52,626
Series B, 5.00%, 10/01/25	125	150,080
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	250	294,808
State of Michigan GO
Series A, 5.00%, 05/01/25	35	41,379
Series B, 4.00%, 11/01/25	110	125,964
University of Michigan RB, Series A, 5.00%, 04/01/25	70	82,167
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	28,892

		775,916

Minnesota — 2.1%
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	301,347
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	76,662
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	35	39,722
Series C, 5.00%, 01/01/25	100	113,492
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	45	53,073
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	35	32,324
State of Minnesota GO
Series A, 5.00%, 08/01/25	220	262,335
Series A, 5.00%, 10/01/25	25	29,944
Series B, 5.00%, 10/01/25	75	89,830
Series D, 5.00%, 08/01/25	125	149,054
Series E, 5.00%, 10/01/25	100	119,774
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	178,794

		1,446,351

Security	Par (000)	Value

Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 12/01/25	$55	$65,673
Series C, 5.00%, 10/01/25	75	89,181

		154,854

Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	100,809
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	175	206,696

		307,505

Nebraska — 0.5%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	75	87,669
Series C, 5.00%, 01/01/25	75	87,668
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	55,569
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	29,252
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	55	64,162

		324,320

Nevada — 2.0%
Clark County School District GOL, Series A, 5.00%, 06/15/25	350	396,372
County of Clark Department of Aviation RB, 5.00%, 07/01/25	170	192,153
County of Clark NV GOL
Series A, 5.00%, 06/01/25	25	29,474
Series A, 5.00%, 11/01/25	115	137,033
Series B, 5.00%, 06/01/25	50	58,948
Series B, 5.00%, 12/01/25	15	17,911
County of Clark NV RB
5.00%, 07/01/25	60	69,752
Series B, 5.00%, 07/01/25	35	40,689
State of Nevada GOL
5.00%, 05/01/25	115	135,898
Series A, 5.00%, 05/01/25	45	53,177
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	110	132,001
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	55	64,138
Series C, 5.00%, 10/01/25	40	47,015

		1,374,561

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	89,440

New Jersey — 2.1%
Monmouth County Improvement Authority (The) RB, 5.00%, 02/15/25 (GTD)	100	117,435
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25	80	79,895
Series B, 4.00%, 11/01/25 (SAP)	400	396,560
Series D, 5.00%, 06/15/25	30	31,047
New Jersey Educational Facilities Authority RB, Series D, 5.00%, 07/01/25	85	101,788
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	32,391
Series A, 5.00%, 06/15/25	25	25,873
Series A, 5.75%, 06/15/25 (NPFGC)	65	69,922
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	50	56,985
Series C-2, 5.50%, 01/01/25 (AMBAC)	185	217,303

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO, 5.00%, 06/01/25	$245	$284,925

		1,414,124

New Mexico — 0.4%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	130,115
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	101,023
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	58,802

		289,940

New York — 8.5%
City of New York NY GO
5.00%, 08/01/25	210	243,568
Series 1, 5.00%, 08/01/25	65	75,390
Series A, 5.00%, 08/01/25	155	179,777
Series C, 4.00%, 08/01/25	160	177,606
Series C, 5.00%, 08/01/25	565	655,315
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	29,569
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	78,753
Series A, 5.00%, 11/15/25	90	101,254
Series B, 5.00%, 11/15/25	195	195,745
Series C-1, 5.00%, 11/15/25	45	45,172
Series F, 5.00%, 11/15/25	180	180,688
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-2A, 5.00%, 07/15/25 (SAW)	25	29,256
Series S-3, 5.00%, 07/15/25 (SAW)	10	11,702
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	111,649
5.00%, 02/01/25	50	57,855
5.00%, 08/01/25	20	23,427
5.00%, 11/01/25	145	170,846
Series A-1, 5.00%, 08/01/25	10	11,713
Series B-1, 5.00%, 08/01/25	250	292,832
Series C, 5.00%, 11/01/25	120	141,390
New York City Water &Sewer System RB
Series FF, 4.00%, 06/15/25	20	22,607
Series GG, 5.00%, 06/15/25	75	88,471
New York State Dormitory Authority RB
5.00%, 02/15/25	160	185,736
Series A, 5.00%, 02/15/25	45	52,238
Series A, 5.00%, 03/15/25	265	307,856
Series A, 5.00%, 07/01/25	90	105,492
Series B, 5.00%, 02/15/25	265	307,625
Series B, 5.50%, 03/15/25 (AMBAC)	70	82,995
Series D, 5.00%, 02/15/25	390	452,731
Series E, 5.00%, 02/15/25	10	11,609
Series E, 5.00%, 03/15/25	275	319,375
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/25	30	34,086
Series B, 5.00%, 06/15/25	200	237,118
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/25	490	570,022
Series C, 5.00%, 03/15/25	15	17,450
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	100	115,186
Series 205, 5.00%, 11/15/25	10	11,655

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	$50	$59,607
Series B, 5.00%, 11/15/25	40	47,686

		5,843,052

North Carolina — 3.0%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	50	59,299
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	100	119,252
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	110	131,836
County of Durham NC GO, 5.00%, 10/01/25	250	300,305
County of Forsyth NC GO
5.00%, 07/01/25	55	65,619
5.00%, 12/01/25	100	120,659
County of Guilford NC GO, 5.00%, 03/01/25	240	283,678
County of Iredell NC RB, 5.00%, 12/01/25	25	29,852
County of New Hanover NC GO, 5.00%, 08/01/25	100	119,580
County of Wake NC GO
Series A, 5.00%, 03/01/25	50	59,100
Series C, 5.00%, 03/01/25	70	82,739
State of North Carolina GO
5.00%, 06/01/25	100	119,034
Series A, 5.00%, 06/01/25	50	59,517
Series B, 5.00%, 06/01/25	445	529,701

		2,080,171

Ohio — 2.6%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	120	137,215
City of Cleveland OH GO, 5.00%, 12/01/25	85	101,900
City of Columbus OH GO
Series 1, 5.00%, 07/01/25	160	189,920
Series A, 4.00%, 04/01/25	35	39,604
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	28,430
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	137,454
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 12/01/25	225	270,675
Series B, 5.00%, 12/01/25	35	42,105
State of Ohio GO
Series A, 5.00%, 06/15/25	250	297,217
Series A, 5.00%, 09/01/25	65	77,718
Series B, 5.00%, 09/01/25	65	77,718
Series B, 5.00%, 09/15/25	110	131,658
Series S, 5.00%, 05/01/25	30	35,548
Series V, 5.00%, 05/01/25	130	154,039
State of Ohio RB
Series A, 5.00%, 02/01/25	35	40,900
Series C, 5.00%, 12/01/25	20	23,881

		1,785,982

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/25	20	23,609
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	20	22,497
Series A, 5.00%, 06/01/25	85	99,756
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	122,872
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	118,920
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	60	70,046

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	$100	$117,903

		575,603

Oregon — 1.0%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	17,886
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/25 (GTD)	125	148,199
Portland Community College District GO, 5.00%, 06/15/25	30	35,650
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	110	131,849
Series C, 5.00%, 11/15/25	100	119,863
State of Oregon GO
Series H, 5.00%, 08/01/25	115	137,129
Series L, 5.00%, 08/01/25	50	59,622

		650,198

Pennsylvania — 2.7%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	140	163,449
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/25	100	117,423
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM)	20	23,915
First Series, 5.00%, 01/01/25	165	191,329
First Series, 5.00%, 02/01/25 (AGM)	205	241,004
First Series, 5.00%, 08/15/25	110	129,575
Series 1, 5.00%, 09/15/25	205	239,780
Series 2, 5.00%, 09/15/25	260	306,891
Series D, 5.00%, 08/15/25	40	47,118
County of Bucks PA GO, 5.00%, 06/01/25	15	17,741
Delaware County Authority RB, 5.00%, 12/01/25	60	69,546
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	110	127,553
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	47,715
Series A2, 5.00%, 12/01/25	50	59,644
Series B, 5.00%, 06/01/25	85	96,106

		1,878,789

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	155	181,333
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/25	85	101,906
State of Rhode Island GO, Series A, 5.00%, 08/01/25	80	94,457

		377,696

South Carolina — 0.2%
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	117,787

Tennessee — 2.4%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	59,852
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	239,316
County of Montgomery TN GO, 5.00%, 04/01/25	130	153,274
County of Shelby TN GO
5.00%, 04/01/25	250	295,150
Series A, 5.00%, 04/01/25	45	53,127
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	130	152,216
5.00%, 07/01/25	125	148,375
Series A, 5.00%, 07/01/25	75	89,025

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN
Water &Sewer Revenue RB, Series B, 5.00%, 07/01/25	$90	$106,286
State of Tennessee GO, Series A, 5.00%, 08/01/25	70	83,666
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	115	137,369
Series B, 5.00%, 11/01/25	130	155,286

		1,672,942

Texas — 13.0%
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	50	58,820
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	25	29,384
Series B, 5.00%, 02/15/25 (PSF)	100	117,537
Austin Independent School District GO, Series B, 5.00%, 08/01/25 (PSF)	150	179,032
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	93,179
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	69,881
City of Arlington TX GOL, 5.00%, 08/15/25	60	71,450
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	59,843
City of Austin/TX GOL, 5.00%, 09/01/25	95	112,670
City of Dallas TX Waterworks &Sewer System Revenue RB, Series A, 5.00%, 10/01/25	100	119,427
City of Frisco TX GOL, 5.00%, 02/15/25	70	82,312
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	74,389
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,358
Series B, 5.00%, 11/15/25	85	101,683
Series D, 5.00%, 11/15/25	70	83,739
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,625
City of Plano TX GOL
5.00%, 09/01/25	170	203,165
Series A, 5.00%, 09/01/25	80	95,607
City of San Antonio TX Electric &Gas Systems Revenue RB
5.00%, 02/01/25	60	70,235
5.00%, 02/01/25 (ETM)	50	59,035
City of San Antonio TX GOL, 5.00%, 08/01/25	125	148,564
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	50	58,896
County of Bexar TX GOL, 5.00%, 06/15/25	50	59,334
County of Denton TX GOL, 5.00%, 05/15/25	75	88,201
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	117,581
County of Harris TX GOL, Series B, 5.00%, 10/01/25	60	71,725
County of Harris TX RB, Series A, 5.00%, 08/15/25	90	106,670
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	85	99,944
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	75	88,001
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	100	119,406
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	290	340,709
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	100	118,915
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	275	322,668
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	357,420
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	40	37,075
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	90	105,762

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	$105	$123,147
Series D, 5.00%, 02/15/25 (PSF)	35	41,049
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	123,735
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	76,234
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	30	35,689
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	18,354
Series A, 5.00%, 08/15/25 (PSF)	125	148,502
Series B, 0.00%, 08/15/25(a)	100	90,813
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	55	65,434
Series B, 5.00%, 08/15/25	120	142,025
Lone Star College System GOL, Series B, 5.00%, 02/15/25	220	258,023
Lower Colorado River Authority RB
5.00%, 05/15/25	30	35,121
Series D, 5.00%, 05/15/25	130	152,191
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/25	50	59,608
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	235	278,250
North Texas Municipal Water District RB, 5.00%, 06/01/25	215	253,595
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	75	85,441
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	40	47,679
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	46,994
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	208,208
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/25	215	254,850
Series B, 5.00%, 07/01/25	115	136,315
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	30	35,672
Series A, 5.00%, 08/01/25 (PSF)	90	107,015
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	235	277,051
5.00%, 08/15/25 (PSF)	160	191,257
San Antonio Water System RB
Series A, 5.00%, 05/15/25	25	29,374
Series C, 5.00%, 05/15/25	35	41,123
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	80	95,267
State of Texas GO
5.00%, 04/01/25	65	76,637
Series A, 5.00%, 04/01/25	55	64,847
Series A, 5.00%, 08/01/25	110	130,858
Texas A&M University RB, Series C, 5.00%, 05/15/25	55	65,210
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/25	40	47,840
5.25%, 04/01/25	130	154,953
Series A, 5.00%, 10/01/25	130	155,480
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	105	124,207
Series A, 5.00%, 10/15/25	165	197,830
Series B, 5.00%, 10/15/25	170	203,825
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	30	35,246
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	58,883

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB
Series E, 5.00%, 08/15/25	$95	$113,077
Series H, 5.00%, 08/15/25	60	71,417

		8,916,568

Utah — 0.7%
Davis School District GO, Series B, 5.00%, 06/01/25	15	17,806
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	85	100,775
State of Utah GO, 5.00%, 07/01/25	100	119,252
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	84,818
Series A, 5.00%, 08/01/25	100	118,127
Series B1, 5.00%, 08/01/25 (SAP)	25	29,532
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	29,574

		499,884

Vermont — 0.2%
University of Vermont &State Agricultural College RB, 5.00%, 10/01/25	40	46,207
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	100	120,061

		166,268

Virginia — 4.8%
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	143,002
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	115	137,873
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	150,342
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	41,743
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	116,967
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	88,828
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	89,737
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	240,666
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	100	120,064
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	51,503
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	41,172
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25	40	46,824
Series A, 5.00%, 02/01/28 (PR 02/01/25)	75	89,126
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	356,505
Series B, 5.00%, 09/01/25	150	178,324
Series E, 5.00%, 02/01/25	285	333,618
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	160	187,669
5.00%, 09/15/25	85	101,006
Series A, 5.00%, 05/15/25	55	64,798
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/25	85	101,308
Series B, 5.00%, 08/01/25	75	89,390
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	165	193,418
Series B, 5.00%, 08/01/25	150	177,190
Series C, 5.00%, 08/01/25	110	129,940
Virginia Resources Authority RB
Series C, 5.00%, 11/01/25	10	12,010
Series D, 4.00%, 11/01/25	30	34,440

		3,317,463

Washington — 5.3%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/25	100	120,038
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	75	89,149

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25	$65	$76,637
Series C, 5.00%, 09/01/25	170	202,198
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	20	23,656
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	60	70,253
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	100	120,001
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	25	29,248
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	130	156,001
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	41,896
County of King WA GOL, 5.00%, 12/01/25	35	42,105
County of Kitsap WA GOL, 5.00%, 06/01/25	20	23,742
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	47,480
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	80	96,096
Energy Northwest RB
Series A, 5.00%, 07/01/25	155	183,134
Series C, 5.00%, 07/01/25	320	378,083
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	75	90,180
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	155,614
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	135	162,001
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	60	72,001
Port of Seattle WA RB, 4.00%, 02/01/25	70	76,567
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	90	102,651
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	75	89,777
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	59,851
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	30	36,054
State of Washington COP, Series C, 5.00%, 07/01/25	35	40,783
State of Washington GO
Series A, 5.00%, 08/01/25	120	142,755
Series A-1, 5.00%, 08/01/25	100	118,962
Series B, 5.00%, 08/01/25	70	83,273
Series D, 5.00%, 02/01/25	35	41,076
Series F, 0.00%, 12/01/25 (AMBAC)(a)	220	201,051
Series R-2018C, 5.00%, 08/01/25	60	71,377

Security	Par/ Shares (000)	Value

Washington (continued)
Series R-2018D, 5.00%, 08/01/25	$240	$285,509
University of Washington RB, Series B, 4.00%, 06/01/25	100	113,270

		3,642,469

West Virginia — 0.9%
State of West Virginia GO, Series A, 5.00%, 06/01/25	295	350,988
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	120	142,389
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	125	148,031

		641,408

Wisconsin — 1.9%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	300	355,959
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	30	34,423
Series 2, 5.00%, 11/01/25	135	162,051
Series A, 5.00%, 05/01/25	210	248,722
Series B, 5.00%, 05/01/25	250	296,097
State of Wisconsin RB, Series A, 5.00%, 05/01/25	75	88,231
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	45	53,465
Series 2, 5.00%, 07/01/25	45	53,465

		1,292,413

Total Municipal Debt Obligations — 98.6% (Cost: $67,396,596)		67,682,053

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.15%(b)(c)	135	135,275

Total Short-Term Investments — 0.2% (Cost: $135,251)		135,275

Total Investments in Securities — 98.8% (Cost: $67,531,847)		67,817,328

Other Assets, Less Liabilities — 1.2%		804,785

Net Assets — 100.0%		$68,622,113

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	113	22	135	$135,275	$3,021	$216		$14

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$67,682,053	$—	$67,682,053
Money Market Funds	135,275	—	—	135,275

	$135,275	$67,682,053	$—	$67,817,328

See notes to financial statements.

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/26	$30	$36,283
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/26 (Call 07/01/24)	130	150,461
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	181,551
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	132,157

		500,452

Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	30,363
City of Phoenix AZ GO
5.00%, 07/01/26	180	217,433
5.00%, 07/01/27 (Call 07/01/26)	90	108,246
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/30 (Call 07/01/26)	200	241,068
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	121,453
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	121,453
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	56,427

		896,443

Arkansas — 0.1%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,133

California — 13.3%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	50	44,486
California State Public Works Board RB
5.00%, 04/01/26	50	59,506
Series C, 5.00%, 11/01/27 (Call 11/01/26)	35	42,082
Series D, 4.00%, 04/01/28 (Call 10/01/26)	125	142,401
California State University RB, Series A, 5.00%, 11/01/26 (Call 11/01/25)	75	89,238
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	45,771
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	35,920
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	72,422
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	50	44,845
Los Angeles Community College District/CA GO
4.00%, 08/01/29 (Call 08/01/26)	50	57,198
Series C, 5.00%, 06/01/26	30	36,517
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 06/01/30 (Call 06/01/26)	80	95,314
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/26	50	61,257
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	36,654
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/29 (Call 01/01/26)	70	83,588
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26	90	108,539
Series C, 5.00%, 07/01/26 (Call 07/01/24)	145	166,483
Metropolitan Water District of Southern California RB, Series A, 2.50%, 07/01/26	100	106,426
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	70	63,408
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	55	63,769

Security	Par (000)	Value

California (continued)
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	$25	$30,459
San Diego Unified School District/CA GO
4.00%, 07/01/29 (Call 07/01/26)	95	107,714
Series A, 0.00%, 07/01/26(a)	50	44,977
Series R-5, 5.00%, 07/01/26	75	90,646
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	85	100,656
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a)	185	164,506
Series B, 0.00%, 09/01/26 (NPFGC)(a)	95	84,476
Santa Barbara Community College District GO, 5.00%, 08/01/29 (Call 08/01/26)	50	61,221
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	55	67,128
Santa Clara Valley Water District COP, 5.00%, 02/01/29 (Call 02/01/26)	40	47,788
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/26 (Call 08/01/25)	40	45,322
State of California Department of Water Resources RB
5.00%, 12/01/26 (Call 06/01/26)	50	60,992
5.00%, 12/01/27 (Call 12/01/26)	100	123,051
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	25	29,289
State of California GO
4.00%, 09/01/27 (Call 09/01/26)	100	116,237
4.00%, 08/01/28 (Call 08/01/26)	60	69,008
5.00%, 10/01/26	220	266,292
5.00%, 11/01/26	100	121,276
5.00%, 09/01/28 (Call 09/01/26)	200	240,078
5.00%, 09/01/29 (Call 09/01/26)	100	119,591
5.00%, 08/01/30 (Call 08/01/26)	15	17,868
Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	180,361
Series C, 5.00%, 08/01/28 (Call 08/01/26)	100	119,833
University of California RB
5.00%, 05/15/26	25	30,283
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	105	120,527

		3,915,403

Colorado — 0.9%
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	75	85,737
5.00%, 12/01/30 (Call 12/01/26) (SAW)	100	121,297
University of Colorado RB, Series A-2, 5.00%, 06/01/26	50	60,439

		267,473

Connecticut — 2.0%
State of Connecticut GO
5.00%, 09/15/26	70	81,456
5.00%, 10/15/26	120	139,849
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	115,367
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/27 (Call 09/01/26)	100	116,671
Series A, 5.00%, 09/01/28 (Call 09/01/26)	25	29,088
Series B, 5.00%, 09/01/28 (Call 09/01/26)	100	116,350

		598,781

Delaware — 1.3%
Delaware Transportation Authority RB, 5.00%, 07/01/27 (Call 07/01/26)	85	102,788
State of Delaware GO
5.00%, 02/01/26	80	97,001
Series D, 5.00%, 07/01/27 (Call 07/01/26)	50	61,223

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Series D, 5.00%, 07/01/30 (Call 07/01/26)	$90	$109,070

		370,082

District of Columbia — 0.8%
District of Columbia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25)	50	59,246
Series D, 5.00%, 06/01/27 (Call 12/01/26)	125	153,902
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	30,692

		243,840

Florida — 4.4%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	97,251
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	160	188,880
Florida’s Turnpike Enterprise RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	100	120,796
Orange County School Board COP, 5.00%, 08/01/26	50	59,695
Reedy Creek Improvement District GOL
5.00%, 06/01/26	100	121,331
5.00%, 06/01/27 (Call 06/01/26)	50	60,116
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	119,385
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	25	30,330
Series B, 5.00%, 07/01/27 (Call 07/01/26)	40	48,005
State of Florida GO
5.00%, 06/01/26 (Call 06/01/24)	40	46,129
5.00%, 07/01/26	70	85,712
5.00%, 06/01/28 (Call 06/01/26)	50	60,829
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	121,201
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	115	140,813

		1,300,473

Georgia — 0.6%
State of Georgia GO
Series A-1, 5.00%, 02/01/26	30	36,357
Series E, 5.00%, 12/01/28 (Call 12/01/26)	100	123,026
Series F, 5.00%, 01/01/26	25	30,231

		189,614

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/28 (Call 07/01/26)	100	120,599
City & County of Honolulu HI GO, Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	89,267
State of Hawaii GO
5.00%, 10/01/29 (Call 10/01/26)	100	120,771
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	20	23,805
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	125	152,496
State of Hawaii State Highway Fund RB, 5.00%, 01/01/29 (Call 07/01/26)	50	60,039

		566,977

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	50	59,313

Illinois — 1.0%
Chicago O’Hare International Airport RB, 5.00%, 01/01/26	55	62,530
State of Illinois GO
Series B, 5.13%, 09/01/26	150	147,368
Series D, 5.00%, 11/01/26	100	97,494

		307,392

Security	Par (000)	Value

Indiana — 1.4%
Indiana Finance Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/24)	$100	$116,132
Series C, 5.00%, 06/01/27 (Call 12/01/26)	60	73,640
Series E, 5.00%, 02/01/26	30	36,245
Series E, 5.00%, 02/01/29 (Call 08/01/26)	150	182,118

		408,135

Kansas — 0.2%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	50	58,407

Louisiana — 1.5%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	119,234
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	58,207
State of Louisiana GO
5.00%, 09/01/26	25	29,952
Series B, 5.00%, 08/01/26	100	119,587
Series B, 5.00%, 08/01/29 (Call 08/01/26)	55	65,454
State of Louisiana RB, Series A, 5.00%, 09/01/26	30	35,942

		428,376

Maine — 0.4%
State of Maine GO, Series B, 5.00%, 06/01/26	100	121,984

Maryland — 2.9%
County of Anne Arundel MD GOL, 5.00%, 10/01/26 (Call 10/01/25)	90	107,237
County of Baltimore MD GO, 5.00%, 03/01/26	100	121,077
County of Charles MD RB, 5.00%, 10/01/26	100	122,892
County of Montgomery MD GO, 4.00%, 12/01/26 (Call 12/01/24)	25	28,015
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	35	42,963
State of Maryland Department of Transportation RB
5.00%, 10/01/28 (Call 10/01/26)	100	121,737
5.00%, 10/01/29 (Call 10/01/26)	85	103,078
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	75	91,390
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	121,596

		859,985

Massachusetts — 2.4%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	69,103
Commonwealth of Massachusetts GOL
5.00%, 07/01/30 (Call 07/01/26)	100	120,542
Series B, 5.00%, 01/01/26	20	24,051
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	50	60,438
Massachusetts Bay Transportation Authority RB, Series A, 4.00%, 07/01/26	50	58,007
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (Call 08/01/24)	115	132,703
Series B, 5.25%, 08/01/26 (AGM)	200	247,740

		712,584

Michigan — 0.6%
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	107,070
Series I, 5.00%, 10/15/30 (Call 10/15/26)	55	65,849

		172,919

Minnesota — 1.1%
County of Hennepin MN GO, 5.00%, 12/01/30 (Call 12/01/26)	165	201,176

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO, Series B, 4.00%, 08/01/26 (Call 08/01/24)	$100	$110,622

		311,798

Mississippi — 0.8%
State of Mississippi GO
5.00%, 10/01/26	35	42,651
Series B, 5.00%, 12/01/29 (Call 12/01/26)	90	109,387
Series C, 5.00%, 10/01/26 (Call 10/01/25)	60	71,147

		223,185

Missouri — 1.1%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	50	60,735
Missouri Highway & Transportation Commission RB, First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	114,018
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	147,066

		321,819

Nebraska — 0.8%
Nebraska Public Power District RB, 5.00%, 01/01/29 (Call 01/01/26)	95	112,814
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	119,073

		231,887

Nevada — 1.9%
Clark County School District GOL, Series A, 5.00%, 06/15/26	75	86,464
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/26	35	40,165
County of Clark NV GOL
5.00%, 11/01/26 (Call 11/01/24)	80	92,438
Series B, 5.00%, 11/01/27 (Call 11/01/26)	100	121,758
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	101,967
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	30	35,371
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	70	81,630

		559,793

New Jersey — 2.3%
County of Union New Jersey GO, 4.00%, 03/01/26	35	40,480
New Jersey Economic Development Authority RB
4.25%, 06/15/26 (Call 06/15/25)	125	125,368
Series AAA, 5.00%, 06/15/26	100	103,698
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	134,786
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	85,879
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	74,572
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	102,591
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,789

		693,163

New Mexico — 0.4%
New Mexico Finance Authority RB, 5.00%, 06/15/26 (Call 06/15/24)	100	114,500

New York — 10.7%
City of New York NY GO
5.00%, 03/01/26 (Call 03/01/24)	100	112,899
5.00%, 08/01/27 (Call 08/01/26)	100	118,804
Series A, 5.00%, 08/01/26	100	118,350
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	60,406
Series E, 5.00%, 08/01/30 (Call 08/01/26)	55	64,456

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	$25	$29,590
Long Island Power Authority RB, 5.00%, 09/01/26	100	118,227
Metropolitan Transportation Authority RB
Series B-2, 5.00%, 11/15/26	125	142,870
Series B3B, 5.00%, 11/15/30 (Call 11/15/26)	145	163,918
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	100	119,611
5.00%, 07/15/30 (Call 01/15/26) (SAW)	195	224,757
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (Call 05/01/26)	40	47,268
Series E1, 4.00%, 02/01/26	125	141,152
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	175,330
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	40	46,755
New York City Water &Sewer System RB
5.00%, 06/15/26	50	60,431
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	150,695
New York State Dormitory Authority RB
5.00%, 03/15/26	100	119,030
5.00%, 03/15/29 (Call 09/15/26)	50	59,457
Series A, 5.00%, 02/15/26 (Call 02/15/24)	45	50,779
Series A, 5.00%, 02/15/29 (Call 08/15/26)	35	41,753
Series A1, 4.00%, 10/01/26	55	62,976
Series D, 5.00%, 02/15/28 (Call 08/15/26)	145	173,359
New York State Environmental Facilities Corp. RB, Series E, 5.00%, 06/15/26	50	60,790
New York State Thruway Authority RB
5.00%, 01/01/26	100	117,862
5.00%, 01/01/28 (Call 01/01/26)	140	161,517
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	22,690
5.00%, 03/15/30 (Call 03/15/26)	170	199,617
Series A-1, 5.00%, 03/15/26	100	119,030
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	65	75,228

		3,159,607

North Carolina — 1.4%
County of Buncombe NC RB, 5.00%, 06/01/26	35	42,307
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	116,935
State of North Carolina GO, Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	182,812
State of North Carolina RB, Series B, 5.00%, 06/01/26	70	84,614

		426,668

Ohio — 2.7%
City of Columbus OH GO, 4.00%, 08/15/26 (Call 08/15/25)	75	85,248
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	100	122,346
Ohio Water Development Authority RB, 5.00%, 12/01/27 (Call 12/01/26)	250	307,627
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	30	36,497
State of Ohio GO
5.00%, 05/01/26	75	91,194
Series S, 5.00%, 05/01/26	100	121,592
State of Ohio RB, Series B, 5.00%, 10/01/26	30	36,456

		800,960

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.8%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	$40	$47,836
Series A, 5.00%, 06/01/30 (Call 12/01/26)	65	78,204
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	118,627

		244,667

Oregon — 2.3%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	150	181,616
Oregon State Lottery RB, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	150	176,697
Portland Community College District GO
5.00%, 06/15/28 (Call 06/15/26)	40	48,292
5.00%, 06/15/29 (Call 06/15/26)	80	96,015
State of Oregon GO, 5.00%, 12/01/29 (Call 12/01/26)	135	164,504

		667,124

Pennsylvania — 3.2%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 09/15/26	100	119,510
Second Series, 5.00%, 09/15/26	155	187,316
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	200	238,886
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	75	89,155
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/26	155	189,526
School District of Philadelphia (The)GOL, 5.00%, 09/01/26 (SAW)	100	119,741

		944,134

Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	83,697

Tennessee — 2.3%
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	30	35,402
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	120,557
County of Montgomery TN GO, 5.00%, 04/01/26	100	121,018
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	100	121,390
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	45	51,638
5.00%, 01/01/26	65	77,970
Metropolitan Government of Nashville & Davidson County TN Water &Sewer Revenue RB, 5.00%, 07/01/26	30	36,278
State of Tennessee GO, Series A, 5.00%, 08/01/26	25	30,678
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/26	70	85,474

		680,405

Texas — 13.7%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	25	30,126
Austin Independent School District GO
5.00%, 08/01/26	55	67,010
5.00%, 08/01/30 (Call 08/01/26) (PSF)	75	89,690
City of Austin TX GOL, 5.00%, 09/01/28 (Call 09/01/26)	65	78,962
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/30 (Call 11/15/26)	100	120,075
City of Dallas TX Waterworks &Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	120,019
Series A, 5.00%, 10/01/29 (Call 10/01/26)	100	119,246
City of San Antonio Texas Electric &Gas Systems Revenue RB, Series A, 5.00%, 02/01/26	100	120,388

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	$25	$28,317
5.00%, 02/01/30 (Call 08/01/26)	125	150,572
City of San Antonio TX GOL, 5.00%, 08/01/26	115	140,190
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	70,951
County of Fort Bend TX GOL, 5.00%, 03/01/28 (Call 03/01/26)	100	119,833
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	118,298
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	53,157
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	40	48,152
Dallas Area Rapid Transit RB
5.00%, 12/01/26	25	30,499
Series A, 5.00%, 12/01/26 (Call 12/01/24)	60	69,915
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	175,696
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	91,478
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	119,641
Series C, 5.00%, 08/15/26 (PSF)	100	121,618
Lower Colorado River Authority RB, Series B, 5.00%, 05/15/26 (Call 05/15/25)	25	29,294
North East Independent School District/TX GO, 4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	171,100
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	100	120,038
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	25	30,118
North Texas Tollway Authority RB
5.00%, 01/01/26	30	35,182
5.00%, 01/01/29 (Call 01/01/26)	120	137,729
Series A, 5.00%, 01/01/28 (Call 01/01/26)	60	69,256
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	55	65,769
San Jacinto College District GOL, 5.00%, 02/15/26 (Call 02/15/25)	50	58,540
State of Texas GO
5.00%, 08/01/27 (Call 08/01/26)	95	115,809
5.00%, 04/01/29 (Call 04/01/26)	180	215,453
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	119,947
Texas A&M University RB
Series C, 5.00%, 05/15/26	60	73,028
Series E, 4.00%, 05/15/27 (Call 05/15/26)	45	51,434
Texas State University System RB, 5.00%, 03/15/26	60	72,154
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	25	30,625
Series A, 5.00%, 10/01/26	100	122,616
Texas Water Development Board RB
5.00%, 04/15/26	70	85,063
Series A, 5.00%, 10/15/26	100	123,082
Series B, 5.00%, 10/15/26	100	123,082
University of Texas System (The) RB, Series C, 5.00%, 08/15/26	85	103,776

		4,036,928

Utah — 0.4%
State of Utah GO, 5.00%, 07/01/26	70	85,712
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	35	41,287

		126,999

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.4%
Vermont Municipal Bond Bank RB, 5.00%, 12/01/26	$100	$122,486

Virginia — 3.5%
City of Falls Church VA GO, 5.00%, 07/15/27 (Call 07/15/26)	150	183,151
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	30	36,286
County of Arlington VA GO
5.00%, 08/15/26	35	42,992
Series A, 5.00%, 08/15/30 (Call 08/15/26)	160	194,912
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	190	231,361
Virginia College Building Authority RB
5.00%, 02/01/26	125	149,873
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	89,375
Virginia Commonwealth Transportation Board RB, 5.00%, 05/15/26 (Call 05/15/24)	100	114,958

		1,042,908

Washington — 4.9%
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	207,739
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	96,007
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	20	24,357
Energy Northwest RB
Series A, 5.00%, 07/01/26	170	205,353
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	115,123
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (Call 12/01/26) (GTD)	115	139,732
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	125	151,879
5.00%, 07/01/30 (Call 01/01/26)	160	189,911
5.00%, 08/01/30 (Call 08/01/26)	130	156,487
Series C, 5.00%, 02/01/26	25	30,112
University of Washington RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	100	121,202

		1,437,902

Security	Par/ Shares (000)	Value

West Virginia — 0.9%
School Building Authority of West Virginia RB, 5.00%, 07/01/26 (Call 07/01/24)	$100	$114,729
State of West Virginia GO
Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	90,328
Series B, 5.00%, 12/01/26	45	55,692

		260,749

Wisconsin — 1.9%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	35	42,580
State of Wisconsin GO
4.00%, 11/01/26 (Call 05/01/25)	75	84,550
5.00%, 11/01/26 (Call 05/01/25)	190	225,541
State of Wisconsin RB, Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	120,183
Wisconsin Department of Transportation RB, 5.00%, 07/01/26 (Call 07/01/25)	40	47,348
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	39,760

		559,962

Total Municipal Debt Obligations — 98.4% (Cost: $29,247,434)		29,053,107

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.15%(b)(c)	150	149,812

Total Short-Term Investments — 0.5% (Cost: $149,796)		149,812

Total Investments in Securities — 98.9% (Cost: $29,397,230)		29,202,919

Other Assets, Less Liabilities — 1.1%		339,388

Net Assets — 100.0%		$29,542,307

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	82	68	150	$149,812	$1,478	$(46)		$14

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$29,053,107	$—	$29,053,107
Money Market Funds	149,812	—	—	149,812

	$149,812	$29,053,107	$—	$29,202,919

See notes to financial statements.

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/27	$100	$123,676
City of Huntsville AL GOL, 5.00%, 05/01/28 (Call 11/01/27)	45	56,547
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	50	60,517

		240,740

Arizona — 1.1%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	70	84,741
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	80	96,219
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	49,571

		230,531

California — 14.0%
California State Public Works Board RB
5.00%, 03/01/28 (Call 03/01/27)	50	60,434
5.00%, 10/01/31 (Call 10/01/27)	150	180,225
California State University RB, Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	60,219
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	87,716
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	65	75,698
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	50	62,353
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	62,496
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	65	79,784
Los Angeles Department of Water & Power System Revenue RB, 5.00%, 07/01/28 (Call 07/01/27)	150	186,468
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	125	151,954
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/27	45	55,217
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	69,859
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	133,542
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	190,314
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	100	88,645
San Diego Unified School District/CA GO, 5.00%, 07/01/29 (Call 07/01/27)	60	73,921
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	55	48,580
San Mateo County Community College District GO
0.00%, 09/01/27 (NPFGC)(a)	100	86,775
Series A, 0.00%, 09/01/27 (NPFGC)(a)	100	86,775
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	35	42,680
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	81,582
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	40,621
5.00%, 04/01/27	125	152,932
5.00%, 08/01/28 (Call 08/01/27)	70	85,926
5.00%, 11/01/28 (Call 11/01/27)	100	123,328
5.00%, 08/01/30 (Call 08/01/27)	300	364,851

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 08/01/27 (Call 08/01/26)	$30	$36,072
University of California RB, Series AY, 5.00%, 05/15/30 (Call 05/15/27)	60	73,220
West Valley-Mission Community College District GO, 5.00%, 08/01/27 (Call 08/01/25)	35	41,364

		2,883,551

Colorado — 0.4%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 12/01/27	45	53,852
State of Colorado COP, Series K, 5.00%, 03/15/27	20	24,562

		78,414

Connecticut — 1.3%
State of Connecticut GO, Series A, 5.00%, 04/15/29 (Call 04/15/27)	150	174,486
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	50	58,520
Series B, 5.00%, 10/01/27	25	29,629

		262,635

District of Columbia — 1.4%
District of Columbia GO
5.00%, 06/01/27 (Call 12/01/26)	75	92,341
Series A, 5.00%, 10/15/27	100	125,756
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	65,590

		283,687

Florida — 3.6%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	23,238
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	50	60,862
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	85	105,715
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	37,247
Palm Beach County School District COP, Series B, 5.00%, 08/01/27	85	105,993
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	55,528
State of Florida Department of Transportation Turnpike System RB
5.00%, 07/01/29 (Call 07/01/27)	50	60,882
Series A, 5.00%, 07/01/27	70	86,000
State of Florida GO
Series A, 5.00%, 07/01/27	45	56,496
Series B, 5.00%, 06/01/30 (Call 06/01/27)	25	30,741
State of Florida Lottery Revenue RB, 5.00%, 07/01/27	100	125,547

		748,249

Georgia — 1.7%
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	200	249,162
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	92,931

		342,093

Hawaii — 2.1%
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	119,081
Series D, 5.00%, 09/01/31 (Call 09/01/27)	30	36,571
State of Hawaii GO
5.00%, 10/01/30 (Call 10/01/27)	105	128,490
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	60,998

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	$75	$91,395

		436,535

Illinois — 2.3%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	110,809
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	74,761
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	97,144
Series D, 5.00%, 11/01/27	200	193,766

		476,480

Indiana — 0.8%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	130	159,553

Kansas — 1.0%
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	95	110,758
5.00%, 09/01/28 (Call 09/01/27)	70	84,611

		195,369

Louisiana — 1.1%
State of Louisiana GO
Series B, 5.00%, 08/01/27 (Call 08/01/26)	155	185,051
Series B, 5.00%, 10/01/27	25	30,641

		215,692

Maryland — 3.9%
City of Baltimore MD RB, 5.00%, 07/01/31 (Call 01/01/27)	100	119,454
County of Anne Arundel MD GOL, 5.00%, 10/01/29 (Call 10/01/27)	155	192,583
County of Montgomery MD GO, Series C, 5.00%, 10/01/27	100	125,645
State of Maryland GO, Series A, 5.00%, 03/15/27	300	373,521

		811,203

Massachusetts — 1.8%
Commonwealth of Massachusetts GOL, Series E, 5.00%, 11/01/27	100	125,317
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/27	50	62,231
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	25,346
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	167,415

		380,309

Michigan — 0.4%
State of Michigan RB, 5.00%, 03/15/27	70	85,354

Minnesota — 2.0%
State of Minnesota GO
5.00%, 10/01/27	50	62,943
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	123,240
Series D, 5.00%, 08/01/27 (Call 08/01/26)	50	61,053
University of Minnesota RB, 5.00%, 12/01/29 (Call 12/01/27)	130	160,972

		408,208

Mississippi —1.1%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	124,159
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	106,713

		230,872

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	61,034

Security	Par (000)	Value

Nevada — 3.2%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	$100	$113,386
5.00%, 06/01/27	25	30,848
5.00%, 11/01/27	45	56,031
County of Clark NV Passenger Facility Charge RB, 5.00%, 07/01/27	75	87,342
County of Clark NV RB
5.00%, 07/01/27	45	54,766
5.00%, 07/01/30 (Call 07/01/27)	25	29,529
County of Washoe NV RB, 5.00%, 02/01/27	35	42,863
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,359
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27	100	125,138
Washoe County School District/NV GOL, 5.00%, 04/01/27	75	90,559

		659,821

New Jersey — 1.5%
New Jersey Economic Development Authority RB
5.00%, 11/01/27	80	83,061
Series A, 4.00%, 11/01/27 (SAP)	50	49,283
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	122,037
State of New Jersey GO
5.00%, 06/01/27	10	12,078
5.00%, 06/01/27 (Call 06/01/25)	45	52,001

		318,460

New Mexico — 0.2%
New Mexico Finance Authority RB, 5.00%, 06/01/27	25	30,848

New York — 10.7%
City of New York NY GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	155	188,492
Long Island Power Authority RB, 5.00%, 09/01/27	100	120,375
Metropolitan Transportation Authority RB
5.00%, 11/15/27 (Call 11/15/26)	55	55,242
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	25,110
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/27 (SAW)	145	176,989
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	121,521
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	95	114,980
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	173,711
Series C, 5.00%, 11/01/29 (Call 05/01/27)	85	102,151
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	100	123,649
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	45	54,262
New York State Dormitory Authority RB
5.00%, 02/15/29	40	48,083
5.00%, 02/15/30	150	179,210
Series A, 5.00%, 03/15/27	100	121,585
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	180,069
New York State Urban Development Corp. RB, 5.00%, 03/15/28 (Call 03/15/27)	100	121,036
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	200	236,130
Triborough Bridge & Tunnel Authority RB, Series C-1, 5.00%, 11/15/27	50	62,147

		2,204,742

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 2.3%
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	$100	$124,708
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	152,403
State of North Carolina RB
Series B, 5.00%, 05/01/27	10	12,354
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	184,695

		474,160

Ohio — 2.9%
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	100	123,418
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	133,839
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/27 (Call 12/01/25)	55	65,935
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	55,557
State of Ohio GO
5.00%, 09/01/27	45	56,362
Series T, 5.00%, 05/01/30 (Call 05/01/27)	100	122,386
State of Ohio RB, Series B, 5.00%, 10/01/27	25	30,875

		588,372

Oklahoma — 0.7%
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/27	25	30,843
University of Oklahoma (The) RB, 5.00%, 07/01/27 (Call 07/01/26)	100	121,124

		151,967

Oregon — 2.2%
Hillsboro School District No.1J, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	100	124,578
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	117,746
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	124,917
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	92,646

		459,887

Pennsylvania — 2.2%
City of Philadelphia PA GO, 5.00%, 08/01/27 (Call 08/01/25)	65	76,029
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	25	30,416
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	123,921
First Series, 5.00%, 09/15/27 (Call 09/15/26)	40	47,433
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	41,875
Pennsylvania Turnpike Commission RB, Series A2, 5.00%, 12/01/27	100	125,057

		444,731

Rhode Island — 2.0%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	125,006
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/30 (Call 10/01/27)	50	62,048
State of Rhode Island GO
5.00%, 08/01/28 (Call 08/01/27)	150	184,471
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	30,580

		402,105

South Carolina — 0.4%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	65	75,100

Security	Par (000)	Value

Tennessee — 3.9%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	$75	$93,724
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	120,557
County of Montgomery TN GO, 5.00%, 04/01/27	100	124,045
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	85	99,644
5.00%, 07/01/27	30	37,316
State of Tennessee GO, 5.00%, 08/01/27 (Call 08/01/26)	105	128,490
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	100	122,236
Series B, 5.00%, 11/01/27 (NPFGC)	60	74,948

		800,960

Texas — 10.3%
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	105	127,291
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	25	31,292
City of Austin TX GOL
5.00%, 09/01/27	25	31,076
5.00%, 09/01/28 (Call 09/01/27)	100	124,426
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	25	31,335
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	120,019
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	40	50,072
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	121,717
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	50	61,630
City of San Antonio TX GOL, 5.00%, 08/01/27	15	18,716
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	35,966
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	68,535
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	65	76,578
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	37,536
Permanent University Fund — Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	23,707
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	61,349
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	50	60,308
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	80	99,277
Series B, 5.00%, 10/01/29 (Call 10/01/27)	125	156,004
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	116,189
Texas A&M University RB, Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	97,152
Texas State University System RB, 5.00%, 03/15/30 (Call 03/15/27)	120	145,807
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	85	105,064
5.00%, 08/01/31 (Call 08/01/27)	45	55,330
University of North Texas System RB
5.00%, 04/15/30 (Call 04/15/27)	100	121,328
Series A, 5.00%, 04/15/27	40	49,365

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	$75	$93,781

		2,120,850

Utah — 1.1%
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	125	156,355
University of Utah (The) RB, 5.00%, 08/01/27 (Call 08/01/25)	60	70,478

		226,833

Virginia — 2.4%
Virginia College Building Authority RB, 5.00%, 09/01/27 (Call 09/01/26) (NPFGC)	130	158,363
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	25	30,603
Series A, 5.00%, 05/15/29 (Call 11/15/27)	175	216,227
Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	73,675
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	23,627

		502,495

Washington — 6.5%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	67,349
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	150	180,484
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	24,330
Energy Northwest RB
Series A, 5.00%, 07/01/29 (Call 07/01/27)	170	208,281
Series C, 5.00%, 07/01/27	25	30,905
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	25	31,386
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	100	124,469
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	75,133
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	115	144,272
State of Washington GO
5.00%, 08/01/27	100	124,932
5.00%, 08/01/27 (Call 08/01/26)	25	30,476
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	122,344
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	87,817

Security	Par/ Shares (000)	Value

Washington (continued)
University of Washington RB, 5.00%, 06/01/27 (Call 06/01/25)	$75	$87,103

		1,339,281

West Virginia — 1.4%
West Virginia Commissioner of Highways RB, 5.00%, 09/01/29 (Call 09/01/27)	150	183,979
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	111,725

		295,704

Wisconsin — 2.7%
State of Wisconsin GO
5.00%, 11/01/27 (Call 05/01/26)	105	127,942
5.00%, 11/01/31 (Call 05/01/27)	110	134,545
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	25	28,716
State of Wisconsin RB, Series A, 5.00%, 05/01/27	70	86,479
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	93,694
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	75	92,137

		563,513

Total Municipal Debt Obligations — 98.1% (Cost: $20,307,619) 20,190,338

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 0.15%(b)(c)	170	170,122

Total Short-Term Investments — 0.8% (Cost: $170,101)		170,122

Total Investments in Securities — 98.9% (Cost: $20,477,720)		20,360,460

Other Assets, Less Liabilities — 1.1%		223,767

Net Assets — 100.0%		$20,584,227

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	53	117	170	$170,122	$1,081	$(1)		$20

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$20,190,338	$—	$20,190,338
Money Market Funds	170,122	—	—	170,122

	$170,122	$20,190,338	$—	$20,360,460

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/28 (Call 09/01/27)	$65	$80,065
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	94,245
State of Alabama GO
4.00%, 11/01/28 (Call 02/01/26)	20	22,630
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	86,585
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	200	250,658

		534,183

Arizona — 1.6%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	63,340
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	121,124
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	17,826
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	30,696
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	85	107,093
5.00%, 01/01/31 (Call 01/01/28)	55	68,496
Series A, 5.00%, 01/01/28 (Call 01/01/27)	150	184,920

		593,495

California — 12.5%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	30,409
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	91,048
5.00%, 10/01/28 (Call 04/01/27)	70	87,127
5.00%, 10/01/32 (Call 04/01/28)	100	124,735
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	56,834
5.00%, 09/01/28 (Call 09/01/27)	25	30,505
Series B, 5.00%, 05/01/28	100	124,118
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	29,942
Series G, 5.00%, 10/01/28 (Call 10/01/27)	50	61,100
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	160	192,293
Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	44,061
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	50	62,771
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	75	93,981
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	45	54,228
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/32 (Call 07/01/28)	200	245,480
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	100	125,422
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	42,869
Los Angeles Department of Water RB
5.00%, 07/01/31 (Call 07/01/28)	80	100,046
5.00%, 07/01/32 (Call 07/01/28)	50	62,094
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	41,963
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	74,171
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	204,123
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	25	30,647
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	123,711

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB
5.00%, 09/01/28	$30	$38,813
5.00%, 01/01/31 (Call 07/01/28)	70	88,780
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	85,616
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	270	231,541
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	50	42,564
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	80,060
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	62,147
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	56,708
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	43,643
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	94,563
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	68,158
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	90,180
State of California Department of Water Resources RB, 5.00%, 12/01/31 (Call 12/01/28)	50	62,791
State of California GO
5.00%, 04/01/28	125	155,947
5.00%, 08/01/28	100	125,510
5.00%, 09/01/28 (Call 09/01/26)	75	90,030
5.00%, 10/01/28	250	314,670
5.00%, 08/01/29 (Call 08/01/28)	135	168,422
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	299,582
University of California RB, Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	45	55,895
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	150	127,411

		4,516,709

Colorado — 0.5%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	15	18,871
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	62,575
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	110,047

		191,493

Connecticut — 2.0%
State of Connecticut GO
Series C, 5.00%, 06/15/28	35	41,635
Series E, 5.00%, 09/15/28	50	59,657
Series E, 5.00%, 09/15/30 (Call 09/15/28)	100	117,837
Series E, 5.00%, 09/15/31 (Call 09/15/28)	150	175,678
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	70	82,746
Series A, 5.00%, 09/01/28 (Call 09/01/26)	110	127,985
Series A, 5.00%, 01/01/29 (Call 01/01/28)	40	47,058
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	58,175

		710,771

Delaware — 0.4%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,358
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	124,511

		139,869

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.8%
District of Columbia GO
Series A, 5.00%, 06/01/28	$50	$63,656
Series D, 5.00%, 06/01/28 (Call 12/01/26)	60	73,661
Series D, 5.00%, 06/01/28 (Call 06/01/27)	35	43,460
District of Columbia Water &Sewer Authority RB
5.00%, 10/01/28 (Call 04/01/27)	25	30,931
5.00%, 10/01/32 (Call 04/01/28)	60	74,140

		285,848

Florida — 6.0%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	11,550
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	25	30,495
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	80	100,780
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	187,191
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	150	190,482
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/28	40	50,132
Hillsborough County School Board COP, 5.00%, 07/01/28 (Call 07/01/26)	250	300,357
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	123,687
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	110	140,003
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	50	63,059
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	25	31,373
5.00%, 07/01/32 (Call 07/01/28)	190	236,609
State of Florida GO
5.00%, 06/01/30 (Call 06/01/28)	110	138,612
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	408,786
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	155,405

		2,168,521

Georgia — 2.2%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/28 (Call 11/01/27)	50	62,462
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	314,590
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	155	195,453
Series E, 5.00%, 12/01/28 (Call 12/01/26)	185	227,598

		800,103

Hawaii — 2.2%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 4.00%, 07/01/28	100	118,990
City & County of Honolulu HI GO
5.00%, 09/01/28 (Call 09/01/27)	30	37,187
Series A, 5.00%, 09/01/28	15	18,986
Series C, 4.00%, 08/01/28	250	295,660
County of Maui HI GO, 5.00%, 09/01/28	35	44,458
State of Hawaii GO
5.00%, 01/01/29 (Call 01/01/28)	100	124,350
5.00%, 01/01/32 (Call 01/01/28)	105	127,847
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	36,756

		804,234

Illinois — 1.6%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	84,689

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority RB, 5.00%, 12/01/28	$75	$95,972
State of Illinois GO
5.00%, 10/01/30 (Call 10/01/28)	125	119,899
Series A, 5.00%, 05/01/29 (Call 05/01/28)	150	144,530
Series D, 5.00%, 11/01/28 (Call 11/01/27)	150	144,768

		589,858

Indiana — 1.1%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	20	25,317
Indiana Finance Authority RB
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	122,470
Series R, 5.00%, 02/01/28	40	50,567
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (Call 01/01/26)	160	193,122

		391,476

Iowa — 0.5%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	150,684
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	20	24,115

		174,799

Kansas — 0.3%
State of Kansas Department of Transportation RB
5.00%, 09/01/28 (Call 09/01/27)	75	90,655
Series A, 5.00%, 09/01/28 (Call 09/01/27)	30	36,262

		126,917

Louisiana — 0.7%
State of Louisiana GO, Series B, 5.00%, 08/01/28 (Call 08/01/26)	50	59,687
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	160	201,421

		261,108

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	95,952
Series A, 5.00%, 11/01/28	20	25,390
State of Maine GO, Series D, 5.00%, 06/01/28	40	51,031

		172,373

Maryland — 5.1%
City of Baltimore MD GO, 5.00%, 10/15/28	30	38,465
County of Howard MD GO, Series A, 5.00%, 08/15/28	60	76,688
County of Montgomery MD GO, Series A, 5.00%, 11/01/28	265	340,059
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	233,350
Series A, 5.00%, 07/15/31 (Call 07/15/28)	100	125,219
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	52,767
5.00%, 09/01/28 (Call 09/01/27)	110	137,215
5.00%, 10/01/28 (Call 10/01/26)	60	73,042
State of Maryland GO
First Series, 5.00%, 03/15/28	55	70,092
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	125	159,580
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	158,453
Series A, 5.00%, 03/15/30 (Call 03/15/28)	100	125,951
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD)	125	159,141
5.00%, 06/01/30 (Call 06/01/28)	65	81,683

		1,831,705

Massachusetts — 2.7%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	45	57,383

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 01/01/30 (Call 01/01/28)	$85	$105,749
Series B, 5.25%, 08/01/28	100	129,658
Series C, 5.00%, 05/01/28	100	127,107
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	322,700
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	42,465
Massachusetts Health & Educational Facilities Authority RB, 5.25%, 07/01/28	50	64,942
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	121,621

		971,625

Michigan — 0.5%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	41,982
Michigan Finance Authority RB
5.00%, 10/01/28	45	58,068
5.00%, 10/01/30 (Call 10/01/28)	50	62,809
Series B, 5.00%, 10/01/28 (Call 10/01/26)	15	18,361

		181,220

Minnesota — 1.7%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	29,246
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/28 (Call 01/01/27)	65	76,151
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	120,391
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	50	62,676
Series A, 5.00%, 08/01/29 (Call 08/01/28)	70	89,115
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	249,748

		627,327

Mississippi — 0.5%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	150	186,238

Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, 5.00%, 01/01/29 (Call 01/01/28)	105	130,654

Nebraska — 0.7%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	85	101,830
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/30 (Call 07/15/28)	125	156,450

		258,280

Nevada — 2.7%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	171,499
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	100	124,172
5.00%, 12/01/31 (Call 12/01/28)	100	122,902
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	303,750
County of Washoe NV RB, 5.00%, 02/01/28	30	37,426
State of Nevada GOL, Series A, 5.00%, 04/01/28	40	50,751
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	120,103
5.00%, 12/01/30 (Call 06/01/28)	50	62,281

		992,884

Security	Par (000)	Value

New Hampshire — 0.2%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	$50	$63,109

New Jersey — 1.5%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	62,171
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	76,616
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	107,829
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	155	181,148
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	118,952

		546,716

New Mexico — 0.2%
New Mexico Finance Authority RB, Series D, 5.00%, 06/01/29 (Call 06/01/28)	50	62,642

New York — 9.7%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	30,402
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	134,442
Series C, 5.00%, 08/01/28 (Call 02/01/27)	65	78,133
Series C, 5.00%, 08/01/29 (Call 02/01/28)	150	183,330
Series D, 5.00%, 08/01/28 (Call 02/01/26)	200	233,536
Long Island Power Authority RB, 5.00%, 09/01/29 (Call 09/01/28)	115	140,271
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	60	60,330
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	260	261,362
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/31 (Call 07/15/28) (SAW)	100	120,878
5.00%, 07/15/32 (Call 07/15/28)	50	59,857
Series S-4A, 5.00%, 07/15/28 (SAW)	35	43,450
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	145,054
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	60,348
Series C-1, 5.00%, 11/01/28	25	31,176
New York City Water &Sewer System RB, 5.00%, 06/15/28 (Call 06/15/27)	25	30,745
New York State Dormitory Authority RB
5.00%, 02/15/28	145	175,198
5.00%, 02/15/28 (Call 08/15/27)	300	366,804
5.00%, 03/15/28 (Call 09/15/26)	30	35,833
Series A, 5.00%, 03/15/28	50	61,917
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	48,398
Series A, 5.00%, 03/15/32 (Call 03/15/28)	40	47,946
Series A, 5.00%, 03/15/32 (Call 09/15/28)	95	115,531
Series C, 5.00%, 03/15/29 (Call 03/15/28)	100	122,668
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	48,398
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	71,920
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	15	18,698
New York State Thruway Authority RB, 5.00%, 01/01/31 (Call 01/01/28)	75	89,465
New York State Urban Development Corp. RB
5.00%, 03/15/28 (Call 03/15/26)	80	94,866
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	122,473
Port Authority of New York & New Jersey RB, 5.00%, 09/01/32 (Call 09/01/28)	100	118,819

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/28	$130	$164,434
Series B, 0.00%, 11/15/28(a)	155	130,168
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	70	84,284

		3,531,134

North Carolina — 1.7%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	100	128,280
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	124,708
County of Wake NC RB, 5.00%, 12/01/28 (Call 12/01/26)	65	79,189
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	50	63,608
State of North Carolina GO, Series A, 5.00%, 06/01/28	20	25,656
State of North Carolina RB, Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	184,695

		606,136

Ohio — 3.9%
City of Columbus OH GO, 5.00%, 04/01/31 (Call 10/01/28)	400	501,092
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	25	30,727
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	50	63,045
5.00%, 12/01/28 (Call 12/01/26)	50	61,314
Series A, 5.00%, 06/01/28	70	88,813
State of Ohio GO
5.00%, 05/01/32 (Call 05/01/28)	50	61,591
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	313,968
State of Ohio RB
5.00%, 12/01/28 (Call 12/01/26)	135	163,281
Series A, 5.00%, 04/01/28	115	143,472

		1,427,303

Oklahoma — 0.3%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	31,052
Oklahoma Department of Transportation RB, 5.00%, 09/01/28	50	63,601

		94,653

Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	100	127,103
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	120,757
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	77,243
State of Oregon GO
Series A, 5.00%, 05/01/28	40	51,016
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	72,531

		448,650

Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	121,990
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	100	120,451
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	298,608
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	165,061
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/28 (AGM)	100	128,913
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	37,046

		872,069

Security	Par (000)	Value

Rhode Island — 0.4%
State of Rhode Island GO, 5.00%, 08/01/28 (Call 08/01/27)	$125	$153,726

South Carolina — 0.8%
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	129,248
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/29 (Call 10/01/28)	130	155,312

		284,560

Tennessee — 1.4%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	74,161
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/28 (Call 07/01/26)	170	205,049
5.00%, 07/01/32 (Call 07/01/28)	25	30,664
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	93,259
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	35	43,527
Series B, 5.00%, 11/01/28 (Call 11/01/27)	45	55,963

		502,623

Texas — 13.8%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	55	67,640
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	70	84,050
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	120,772
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	250,790
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	25	30,328
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	150	183,883
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	120	102,204
Series B, 5.00%, 11/15/28 (Call 11/15/27)	55	68,626
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	93,442
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/28 (Call 08/01/26)	100	121,651
City of San Antonio TX GOL, 5.00%, 08/01/28 (Call 08/01/27)	55	68,747
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	35	40,012
Series C, 5.00%, 08/15/28 (PSF)	50	62,797
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	382,098
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/30 (Call 04/01/28)	60	74,267
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	60,341
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	127,593
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	126,076
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	65	81,307
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	78,718
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	100	124,138
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	234,099

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	$100	$124,429
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	17,919
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	114,036
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	120	103,316
Series B, 5.00%, 01/01/28	150	180,219
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	75	94,059
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	249,844
Round Rock Independent School District GO, Series A, 5.00%, 08/01/28 (PSF)	145	184,291
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	126,591
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	248,858
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	55,720
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	191,094
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	127,808
Texas Water Development Board RB
Series A, 5.00%, 10/15/31 (Call 04/15/28)	55	68,680
Series B, 5.00%, 04/15/28	100	127,675
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	44,813
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	107,771
Series B, 5.00%, 10/15/31 (Call 10/15/28)	110	138,965
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	123,921

		5,013,588

Utah — 0.7%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	75	92,912
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	126,344
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	43,037

		262,293

Virginia — 4.5%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	195	248,436
County of Fairfax VA GO
5.00%, 10/01/28 (Call 04/01/28) (SAW)	25	31,807
5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	125,710
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	100	122,082
5.00%, 09/01/28 (Call 09/01/26)	80	97,292
Series B, 5.00%, 02/01/28	55	68,979
Series E, 5.00%, 02/01/29 (Call 02/01/28)	100	124,542
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	105,129
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28	200	255,440
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	20	25,195
5.00%, 08/01/28 (Call 08/01/27) (SAW)	150	185,048
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	102,806
Series A, 5.00%, 11/01/30 (Call 11/01/28)	100	128,714

		1,621,180

Security	Par (000)	Value

Washington — 4.4%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	$30	$37,490
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	25	30,586
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	25	29,345
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/28 (Call 04/01/26)	35	42,003
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	34,453
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	36,769
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	80	102,742
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	138,962
County of Spokane WA GO, Series B, 5.00%, 12/01/28	130	167,439
Energy Northwest RB
5.00%, 07/01/28	250	316,590
Series A, 5.00%, 07/01/28 (Call 07/01/27)	25	30,886
Series C, 5.00%, 07/01/30 (Call 07/01/28)	100	124,644
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,235
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	180	218,705
5.00%, 02/01/30 (Call 02/01/28)	60	74,756
5.00%, 02/01/31 (Call 02/01/28)	65	80,545
Series B, 5.00%, 08/01/28 (Call 08/01/26)	50	60,751
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	64,537

		1,603,438

West Virginia — 2.1%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	76,914
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	295,924
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	92,548
West Virginia Commissioner of Highways RB, 5.00%, 09/01/28 (Call 09/01/27)	160	197,331
West Virginia State School Building Authority Lottery Revenue RB, 5.00%, 07/01/30 (Call 07/01/28)	75	93,742

		756,459

Wisconsin — 0.5%
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/26)	50	60,731
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	85	105,672

		166,403

Total Municipal Debt Obligations — 98.4% (Cost: $36,009,168)		35,658,372

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.15%(b)(c)	188	$187,557

Total Short-Term Investments — 0.5% (Cost: $187,531)		187,557

Total Investments in Securities — 98.9% (Cost: $36,196,699)		35,845,929

Other Assets, Less Liabilities — 1.1%		394,031

Net Assets — 100.0%		$36,239,960

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	59	129	188	$187,557	$1,431	$(10)		$21

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$35,658,372	$—	$35,658,372
Money Market Funds	187,557	—	—	187,557

	$187,557	$35,658,372	$—	$35,845,929

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$290,812,458	$323,109,198	$228,789,389	$127,843,052
Affiliated(b)	489,459	301,470	447,336	202,969
Receivables:
Dividends	465	333	223	203
Interest	3,900,610	4,256,993	2,953,342	1,575,886

Total assets	295,202,992	327,667,994	232,190,290	129,622,110

LIABILITIES
Payables:
Investment advisory fees	43,680	49,540	34,301	19,966

Total liabilities	43,680	49,540	34,301	19,966

NET ASSETS	$295,159,312	$327,618,454	$232,155,989	$129,602,144

NET ASSETS CONSIST OF:
Paid-in capital	$292,945,431	$323,705,272	$228,740,961	$128,274,685
Accumulated earnings	2,213,881	3,913,182	3,415,028	1,327,459

NET ASSETS	$295,159,312	$327,618,454	$232,155,989	$129,602,144

Shares outstanding	11,450,000	12,550,000	9,050,000	4,950,000

Net asset value	$25.78	$26.11	$25.65	$26.18

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$288,969,377	$319,819,507	$225,675,542	$126,705,350
(b) Investments, at cost — Affiliated	$489,361	$301,415	$447,276	$202,915

See notes to financial statements.

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$67,682,053	$29,053,107	$20,190,338	$35,658,372
Affiliated(b)	135,275	149,812	170,122	187,557
Receivables:
Dividends	73	161	81	251
Interest	814,901	343,467	226,754	399,143

Total assets	68,632,302	29,546,547	20,587,295	36,245,323

LIABILITIES
Payables:
Investment advisory fees	10,189	4,240	3,068	5,363

Total liabilities	10,189	4,240	3,068	5,363

NET ASSETS	$68,622,113	$29,542,307	$20,584,227	$36,239,960

NET ASSETS CONSIST OF:
Paid-in capital	$68,264,765	$29,706,581	$20,678,650	$36,555,421
Accumulated earnings (loss)	357,348	(164,274)	(94,423)	(315,461)

NET ASSETS	$68,622,113	$29,542,307	$20,584,227	$36,239,960

Shares outstanding	2,550,000	1,150,000	800,000	1,400,000

Net asset value	$26.91	$25.69	$25.73	$25.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$67,396,596	$29,247,434	$20,307,619	$36,009,168
(b) Investments, at cost — Affiliated	$135,251	$149,796	$170,101	$187,531

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (unaudited)

Six Months Ended April 30, 2020

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$4,075	$4,158	$3,399	$3,552
Interest — Unaffiliated	2,437,432	2,823,874	2,003,304	1,034,836

Total investment income	2,441,507	2,828,032	2,006,703	1,038,388

EXPENSES
Investment advisory fees	270,692	304,844	204,079	112,336

Total expenses	270,692	304,844	204,079	112,336

Net investment income	2,170,815	2,523,188	1,802,624	926,052

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(5,671)	517	(42)
Investments — Affiliated	(22)	107	74	(254)
In-kind redemptions — Unaffiliated	37,654	214,900	—	35,339

Net realized gain	37,632	209,336	591	35,043

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(280,952)	(1,033,304)	(1,331,301)	(1,247,923)
Investments — Affiliated	81	42	58	33

Net change in unrealized appreciation (depreciation)	(280,871)	(1,033,262)	(1,331,243)	(1,247,890)

Net realized and unrealized loss	(243,239)	(823,926)	(1,330,652)	(1,212,847)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,927,576	$1,699,262	$471,972	$(286,795)

See notes to financial statements.

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,021	$1,478	$1,081	$1,431
Interest — Unaffiliated	463,836	188,829	148,011	255,047

Total investment income	466,857	190,307	149,092	256,478

EXPENSES
Investment advisory fees	52,810	22,965	17,012	28,712

Total expenses	52,810	22,965	17,012	28,712

Net investment income	414,047	167,342	132,080	227,766

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	216	(46)	(1)	(10)

Net realized gain (loss)	216	(46)	(1)	(10)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(693,997)	(279,897)	(187,626)	(401,126)
Investments — Affiliated	14	14	20	21

Net change in unrealized appreciation (depreciation)	(693,983)	(279,883)	(187,606)	(401,105)

Net realized and unrealized loss	(693,767)	(279,929)	(187,607)	(401,115)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(279,720)	$(112,587)	$(55,527)	$(173,349)

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,170,815	$3,961,602	$2,523,188	$4,372,921
Net realized gain (loss)	37,632	(5,802)	209,336	(1,919)
Net change in unrealized appreciation (depreciation)	(280,871)	5,734,140	(1,033,262)	8,726,116

Net increase in net assets resulting from operations	1,927,576	9,689,940	1,699,262	13,097,118

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,188,909)	(3,841,415)	(2,501,723)	(4,236,513)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,783,347)	62,595,833	(1,211,994)	88,069,231

NET ASSETS
Total increase (decrease) in net assets	(4,044,680)	68,444,358	(2,014,455)	96,929,836
Beginning of period	299,203,992	230,759,634	329,632,909	232,703,073

End of period	$295,159,312	$299,203,992	$327,618,454	$329,632,909

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,802,624	$2,856,049	$926,052	$1,081,105
Net realized gain	591	541	35,043	826
Net change in unrealized appreciation (depreciation)	(1,331,243)	6,305,302	(1,247,890)	2,614,059

Net increase (decrease) in net assets resulting from operations	471,972	9,161,892	(286,795)	3,695,990

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,782,906)	(2,717,263)	(884,439)	(1,000,491)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,090,441	92,954,868	26,559,193	77,864,527

NET ASSETS
Total increase in net assets	16,779,507	99,399,497	25,387,959	80,560,026
Beginning of period	215,376,482	115,976,985	104,214,185	23,654,159

End of period	$232,155,989	$215,376,482	$129,602,144	$104,214,185

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2025 Term Muni Bond ETF			iShares iBonds Dec 2026 Term Muni Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Period From 11/13/18 to 10/31/19	(a)	Six Months Ended 04/30/20 (unaudited)	Period From 04/02/19 to 10/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$414,047	$369,768		$167,342	$69,689
Net realized gain (loss)	216	52		(46)	(268)
Net change in unrealized appreciation (depreciation)	(693,983)	979,464		(279,883)	85,572

Net increase (decrease) in net assets resulting from operations	(279,720)	1,349,284		(112,587)	154,993

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(392,423)	(319,793)		(152,514)	(54,166)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	25,886,964	42,377,801		9,096,002	20,610,579

NET ASSETS
Total increase in net assets	25,214,821	43,407,292		8,830,901	20,711,406
Beginning of period	43,407,292	—		20,711,406	—

End of period	$68,622,113	$43,407,292		$29,542,307	$20,711,406

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2027 Term Muni Bond ETF		iShares iBonds Dec 2028 Term Muni Bond ETF
	Six Months Ended	Period From	Six Months Ended	Period From
	04/30/20	04/09/19 (a)	04/30/20	04/16/19	(a)
	(unaudited)	to 10/31/19	(unaudited)	to 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$132,080	$66,886	$227,766	$74,409
Net realized gain (loss)	(1)	(10)	(10)	254
Net change in unrealized appreciation (depreciation)	(187,606)	70,349	(401,105)	50,335

Net increase (decrease) in net assets resulting from operations	(55,527)	137,225	(173,349)	124,998

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(120,935)	(55,186)	(211,775)	(55,335)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,883,384	16,795,266	11,828,990	24,726,431

NET ASSETS
Total increase in net assets	3,706,922	16,877,305	11,443,866	24,796,094
Beginning of period	16,877,305	—	24,796,094	—

End of period	$20,584,227	$16,877,305	$36,239,960	$24,796,094

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Muni Bond ETF
	Six Months Ended										Period From
	04/30/20		Year Ended		Year Ended		Year Ended		Year Ended		09/01/15	(a)
	(unaudited)		10/31/19		10/31/18		10/31/17		10/31/16		to 10/31/15

Net asset value, beginning of period	$25.79		$25.22		$25.76		$25.84		$25.47		$25.00

Net investment income(b)	0.19		0.37		0.34		0.32		0.32		0.06
Net realized and unrealized gain (loss)(c)		(0.01)	0.57		(0.55)		(0.10)		0.37		0.47

Net increase (decrease) from investment operations	0.18		0.94		(0.21)		0.22		0.69		0.53

Distributions(d)
From net investment income		(0.19)	(0.37)		(0.33)		(0.30)		(0.32)			(0.05)
Return of capital	—		—		—		—		—			(0.01)

Total distributions		(0.19)	(0.37)		(0.33)		(0.30)		(0.32)			(0.06)

Net asset value, end of period	$25.78		$25.79		$25.22		$25.76		$25.84		$25.47

Total Return
Based on net asset value	0.69	%(e)	3.74%		(0.83)%		0.86%		2.73%		2.12	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.18%		0.18%		0.25%		0.30	%(f)

Total expenses after fees waived	0.18	%(f)	0.18%		0.18%		0.18%		0.18%		0.18	%(f)

Net investment income	1.44	%(f)	1.46%		1.34%		1.24%		1.23%		1.55	%(f)

Supplemental Data
Net assets, end of period (000)	$295,159		$299,204		$230,760		$159,735		$68,483		$7,640

Portfolio turnover rate(g)	0	%(e)	0	%(h)	0	%(h)	0	%(h)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF
	Six Months Ended									Period From
	04/30/20		Year Ended		Year Ended		Year Ended	Year Ended		09/01/15	(a)
	(unaudited)		10/31/19		10/31/18		10/31/17	10/31/16		to 10/31/15

Net asset value, beginning of period	$26.16		$25.29		$25.97		$26.12	$25.46		$25.00

Net investment income(b)	0.19		0.41		0.39		0.37	0.35		0.07
Net realized and unrealized gain (loss)(c)		(0.05)	0.86		(0.70)		(0.17)	0.67		0.46

Net increase (decrease) from investment operations	0.14		1.27		(0.31)		0.20	1.02		0.53

Distributions(d)
From net investment income		(0.19)	(0.40)		(0.37)		(0.35)	(0.36)			(0.07)
Return of capital	—		—		—		—	—		(0.00	)(e)

Total distributions		(0.19)	(0.40)		(0.37)		(0.35)	(0.36)			(0.07)

Net asset value, end of period	$26.11		$26.16		$25.29		$25.97	$26.12		$25.46

Total Return
Based on net asset value	0.55	%(f)	5.04%		(1.18)%		0.78%	4.02%		2.11	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%		0.18%		0.18%	0.25%		0.30	%(g)

Total expenses after fees waived	0.18	%(g)	0.18%		0.18%		0.18%	0.18%		0.18	%(g)

Net investment income	1.49	%(g)	1.56%		1.52%		1.43%	1.35%		1.77	%(g)

Supplemental Data
Net assets, end of period (000)	$327,618		$329,633		$232,703		$153,237	$56,164		$5,091

Portfolio turnover rate(h)	0	%(f)(i)	0	%(i)	0	%(i)	1%	0	%(i)	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF
	Six Months Ended						Period From
	04/30/20		Year Ended		Year Ended		04/11/17	(a)
	(unaudited)		10/31/19		10/31/18		to 10/31/17

Net asset value, beginning of period	$25.79		$24.68		$25.41		$25.00

Net investment income(b)	0.20		0.45		0.43		0.20
Net realized and unrealized gain (loss)(c)		(0.14)	1.10		(0.78)		0.38

Net increase (decrease) from investment operations	0.06		1.55		(0.35)		0.58

Distributions(d)
From net investment income		(0.20)		(0.44)	(0.38)			(0.17)

Total distributions		(0.20)		(0.44)	(0.38)			(0.17)

Net asset value, end of period	$25.65		$25.79		$24.68		$25.41

Total Return
Based on net asset value	0.24	%(e)		6.31%	(1.37)%		2.32	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)		0.18%	0.18%		0.18	%(f)

Net investment income	1.59	%(f)		1.75%	1.72%		1.40	%(f)

Supplemental Data
Net assets, end of period (000)	$232,156		$215,376		$115,977		$25,407

Portfolio turnover rate(g)	1	%(e)	0	%(h)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended				Period From
	04/30/20		Year Ended		03/20/18	(a)
	(unaudited)		10/31/19		to 10/31/18

Net asset value, beginning of period	$26.38		$24.90		$24.98

Net investment income(b)	0.19		0.48		0.32
Net realized and unrealized gain (loss)(c)		(0.20)	1.48			(0.15)

Net increase (decrease) from investment operations		(0.01)	1.96		0.17

Distributions(d)
From net investment income		(0.19)		(0.48)		(0.25)

Total distributions		(0.19)		(0.48)		(0.25)

Net asset value, end of period	$26.18		$26.38		$24.90

Total Return
Based on net asset value	(0.04	)%(e)		7.91%	0.70	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)		0.18%	0.18	%(f)

Net investment income	1.48	%(f)		1.85%	2.08	%(f)

Supplemental Data
Net assets, end of period (000)	$129,602		$104,214		$23,654

Portfolio turnover rate(g)	0	%(e)(h)	0	%(h)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF
	Six Months Ended		Period From
	04/30/20		11/13/18	(a)
	(unaudited)		to 10/31/19

Net asset value, beginning of period	$27.13		$25.00

Net investment income(b)	0.19		0.46
Net realized and unrealized gain (loss)(c)		(0.22)	2.08

Net increase (decrease) from investment operations		(0.03)	2.54

Distributions(d)
From net investment income		(0.19)		(0.41)

Total distributions		(0.19)		(0.41)

Net asset value, end of period	$26.91		$27.13

Total Return
Based on net asset value	(0.12	)%(e)	10.22	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	1.41	%(f)	1.76	%(f)

Supplemental Data
Net assets, end of period (000)	$68,622		$43,407

Portfolio turnover rate(g)	0	%(e)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF
	Six Months Ended		Period From
	04/30/20		04/02/19	(a)
	(unaudited)		to 10/31/19

Net asset value, beginning of period	$25.89		$25.00

Net investment income(b)	0.17		0.21
Net realized and unrealized gain (loss)(c)		(0.21)	0.87

Net increase (decrease) from investment operations		(0.04)	1.08

Distributions(d)
From net investment income		(0.16)		(0.19)

Total distributions		(0.16)		(0.19)

Net asset value, end of period	$25.69		$25.89

Total Return
Based on net asset value	(0.13	)%(e)	4.28	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	1.31	%(f)	1.42	%(f)

Supplemental Data
Net assets, end of period (000)	$29,542		$20,711

Portfolio turnover rate(g)	0	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF
	Six Months Ended		Period From
	04/30/20		04/09/19	(a)
	(unaudited)		to 10/31/19

Net asset value, beginning of period	$25.97		$25.00

Net investment income(b)	0.18		0.22
Net realized and unrealized gain (loss)(c)		(0.25)	0.95

Net increase (decrease) from investment operations		(0.07)	1.17

Distributions(d)
From net investment income		(0.17)		(0.20)

Total distributions		(0.17)		(0.20)

Net asset value, end of period	$25.73		$25.97

Total Return
Based on net asset value	(0.25	)%(e)	4.63	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	1.40	%(f)	1.53	%(f)

Supplemental Data
Net assets, end of period (000)	$20,584		$16,877

Portfolio turnover rate(g)	0	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF
	Six Months Ended		Period From
	04/30/20		04/16/19	(a)
	(unaudited)		to 10/31/19

Net asset value, beginning of period	$26.10		$25.00

Net investment income(b)	0.19		0.21
Net realized and unrealized gain (loss)(c)		(0.22)	1.08

Net increase (decrease) from investment operations		(0.03)	1.29

Distributions(d)
From net investment income		(0.18)		(0.19)

Total distributions		(0.18)		(0.19)

Net asset value, end of period	$25.89		$26.10

Total Return
Based on net asset value	(0.13	)%(e)	5.15	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	1.43	%(f)	1.49	%(f)

Supplemental Data
Net assets, end of period (000)	$36,240		$24,796

Portfolio turnover rate(g)	0	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Muni Bond	Diversified
iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond(a)	Diversified
iBonds Dec 2024 Term Muni Bond	Non-diversified
iBonds Dec 2025 Term Muni Bond	Non-diversified
iBonds Dec 2026 Term Muni Bond	Non-diversified
iBonds Dec 2027 Term Muni Bond	Non-diversified
iBonds Dec 2028 Term Muni Bond	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
iBonds Dec 2021 Term Muni Bond	$ 293,220,369
iBonds Dec 2022 Term Muni Bond	321,342,757
iBonds Dec 2027 Term Muni Bond	16,583,478

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Muni Bond	$11,882,572	$—
iBonds Dec 2022 Term Muni Bond	25,806,234	200,788
iBonds Dec 2023 Term Muni Bond	22,266,986	1,705,550
iBonds Dec 2024 Term Muni Bond	34,347,635	55,993
iBonds Dec 2025 Term Muni Bond	26,267,535	—
iBonds Dec 2026 Term Muni Bond	9,310,641	—
iBonds Dec 2027 Term Muni Bond	3,992,567	—
iBonds Dec 2028 Term Muni Bond	11,932,515	—

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2021 Term Muni Bond	$—	$11,771,253
iBonds Dec 2022 Term Muni Bond	—	22,330,832
iBonds Dec 2024 Term Muni Bond	—	6,280,881

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2021 Term Muni Bond	$15,289
iBonds Dec 2022 Term Muni Bond	9,973
iBonds Dec 2023 Term Muni Bond	1,827
iBonds Dec 2026 Term Muni Bond	254
iBonds Dec 2027 Term Muni Bond	3

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Muni Bond	$289,459,144	$2,152,026	$(309,253)	$1,842,773
iBonds Dec 2022 Term Muni Bond	320,121,242	3,817,059	(527,633)	3,289,426
iBonds Dec 2023 Term Muni Bond	226,122,874	3,765,114	(651,263)	3,113,851
iBonds Dec 2024 Term Muni Bond	126,908,265	1,791,283	(653,527)	1,137,756
iBonds Dec 2025 Term Muni Bond	67,531,860	779,469	(494,001)	285,468
iBonds Dec 2026 Term Muni Bond	29,397,244	129,053	(323,378)	(194,325)
iBonds Dec 2027 Term Muni Bond	20,477,727	153,375	(270,642)	(117,267)
iBonds Dec 2028 Term Muni Bond	36,196,699	176,527	(527,297)	(350,770)

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2021 Term Muni Bond Shares sold	350,000	$9,035,341	2,500,000	$63,870,849
Shares redeemed	(500,000)	(12,818,688)	(50,000)	(1,275,016)

Net increase(decrease)	(150,000)	$(3,783,347)	2,450,000	$62,595,833

iBonds Dec 2022 Term Muni Bond Shares sold	850,000	$22,288,538	3,400,000	$88,069,231
Shares redeemed	(900,000)	(23,500,532)	—	—

Net increase(decrease)	(50,000)	$(1,211,994)	3,400,000	$88,069,231

iBonds Dec 2023 Term Muni Bond Shares sold	950,000	$24,533,496	3,650,000	$92,954,868
Shares redeemed	(250,000)	(6,443,055)	—	—

Net increase	700,000	$18,090,441	3,650,000	$92,954,868

iBonds Dec 2024 Term Muni Bond Shares sold	1,250,000	$33,137,953	3,000,000	$77,864,527
Shares redeemed	(250,000)	(6,578,760)	—	—

Net increase	1,000,000	$26,559,193	3,000,000	$77,864,527

	Six Months Ended 04/30/20		Period Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2025 Term Muni Bond Shares sold	1,000,000	$27,237,741	1,600,000	$42,377,801
Shares redeemed	(50,000)	(1,350,777)	—	—

Net increase	950,000	$25,886,964	1,600,000	$42,377,801

iBonds Dec 2026 Term Muni Bond Shares sold	350,000	$9,096,002	800,000	$20,610,579

iBonds Dec 2027 Term Muni Bond Shares sold	200,000	$5,195,543	650,000	$16,795,266
Shares redeemed	(50,000)	(1,312,159)	—	—

Net increase	150,000	$3,883,384	650,000	$16,795,266

iBonds Dec 2028 Term Muni Bond Shares sold	550,000	$14,464,902	950,000	$24,726,431
Shares redeemed	(100,000)	(2,635,912)	—	—

Net increase	450,000	$11,828,990	950,000	$24,726,431

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

114	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	115

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

116	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2021 Term Muni Bond	$0.186142	$—	$—	$0.186142	100%	—%	—%		100%
iBonds Dec 2022 Term Muni Bond	0.192834	—	—	0.192834	100	—	—		100
iBonds Dec 2023 Term Muni Bond	0.203169	—	—	0.203169	100	—	—		100
iBonds Dec 2024 Term Muni Bond(a)	0.190001	—	0.000024	0.190025	100	—	0	(b)	100
iBonds Dec 2025 Term Muni Bond(a)	0.187508	—	0.000981	0.188489	99	—	1		100
iBonds Dec 2026 Term Muni Bond	0.157175	—	—	0.157175	100	—	—		100
iBonds Dec 2027 Term Muni Bond(a)	0.167608	—	0.000665	0.168273	100	—	0	(b)	100
iBonds Dec 2028 Term Muni Bond(a)	0.172304	—	0.004648	0.176952	97	—	3		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	117

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

118	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

GLOSSARY OF TERMS USED IN THIS REPORT	119

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Dec 2021 Term Treasury ETF | IBTA | NASDAQ

•	iShares iBonds Dec 2022 Term Treasury ETF | IBTB | NASDAQ

•	iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ

•	iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ

•	iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ

•	iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ

•	iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ

•	iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ

•	iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2021 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2021 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2021, as represneted by the ICE 2021 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	1.51%
Fund Market	1.59
Index	1.54

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,015.10	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	97.6%
Short-Term and Other Assets	2.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 7.88%, 02/15/21	18.8%
U. S. Treasury Note/Bond, 8.00%, 11/15/21	13.2
U. S. Treasury Note/Bond, 1.50%, 11/30/21	12.3
U. S. Treasury Note/Bond, 2.63%, 06/15/21	11.7
U. S. Treasury Note/Bond, 8.13%, 08/15/21	10.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2022 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2022 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2022, as represneted by the ICE 2022 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	2.27%
Fund Market	2.31
Index	2.28

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,022.70	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.6%
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 1.75%, 09/30/22	18.2%
U. S. Treasury Note/Bond, 2.50%, 02/15/22	17.7
U. S. Treasury Note/Bond, 1.38%, 01/31/22	17.0
U. S. Treasury Note/Bond, 2.00%, 11/30/22	10.2
U. S. Treasury Note/Bond, 1.75%, 06/30/22	10.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represneted by the ICE 2023 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	2.93%
Fund Market	2.97
Index	2.96

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,029.30	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	96.7%
Short-Term and Other Assets	3.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 2.88%, 11/30/23	20.2%
U. S. Treasury Note/Bond, 2.50%, 08/15/23	19.4
U. S. Treasury Note/Bond, 2.75%, 05/31/23	18.8
U. S. Treasury Note/Bond, 2.38%, 01/31/23	14.0
U. S. Treasury Note/Bond, 2.75%, 07/31/23	12.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represneted by the ICE 2024 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	3.60%
Fund Market	3.60
Index	3.61

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,036.00	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.9%
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 1.75%, 07/31/24	25.6%
U. S. Treasury Note/Bond, 1.50%, 09/30/24	18.2
U. S. Treasury Note/Bond, 2.50%, 01/31/24	14.6
U. S. Treasury Note/Bond, 2.25%, 04/30/24	12.5
U. S. Treasury Note/Bond, 2.25%, 11/15/24	9.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represneted by the ICE 2025 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	4.12%
Fund Market	4.12
Index	4.15

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,041.20	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.4%
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 2.75%, 06/30/25	26.6%
U. S. Treasury Note/Bond, 2.63%, 03/31/25	20.2
U. S. Treasury Note/Bond, 3.00%, 09/30/25	18.2
U. S. Treasury Note/Bond, 2.88%, 07/31/25	17.3
U. S. Treasury Note/Bond, 3.00%, 10/31/25	15.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represneted by the ICE 2026 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	4.72%
Fund Market	4.68
Index	4.75

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,047.20	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.1%
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 1.88%, 06/30/26	23.8%
U. S. Treasury Note/Bond, 2.38%, 04/30/26	20.0
U. S. Treasury Note/Bond, 2.25%, 03/31/26	19.6
U. S. Treasury Note/Bond, 1.63%, 11/30/26	18.7
U. S. Treasury Note/Bond, 1.88%, 07/31/26	16.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represneted by the ICE 2027 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	5.24%
Fund Market	5.12
Index	5.25

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,052.40	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	97.7%
Short-Term and Other Assets	2.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 2.25%, 11/15/27	35.4%
U. S. Treasury Note/Bond, 2.25%, 08/15/27	34.1
U. S. Treasury Note/Bond, 2.25%, 02/15/27	14.4
U. S. Treasury Note/Bond, 6.38%, 08/15/27	6.7
U. S. Treasury Note/Bond, 2.38%, 05/15/27	5.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represneted by the ICE 2028 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	5.70%
Fund Market	5.54
Index	5.70

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,057.00	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.2%
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 2.88%, 08/15/28	36.8%
U. S. Treasury Note/Bond, 3.13%, 11/15/28	26.2
U. S. Treasury Note/Bond, 2.88%, 05/15/28	22.3
U. S. Treasury Note/Bond, 2.75%, 02/15/28	9.0
U. S. Treasury Note/Bond, 5.50%, 08/15/28	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represneted by the ICE 2029 Maturity US Treasury Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	6.44%
Fund Market	6.28
Index	6.47

The inception date of the Fund was 2/25/20. The first day of secondary market trading was 2/27/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (02/25/20)	(a)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,064.40	$0.13		$1,000.00	$1,024.50	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is February 25, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.4%
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U. S. Treasury Note/Bond, 2.38%, 05/15/29	40.4%
U. S. Treasury Note/Bond, 1.63%, 08/15/29	35.9
U. S. Treasury Note/Bond, 2.63%, 02/15/29	14.3
U. S. Treasury Note/Bond, 1.75%, 11/15/29	7.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	11

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2021 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.6%
U.S. Treasury Note/Bond
1.50%, 11/30/21	$762	$778,256
1.63%, 06/30/21	133	135,581
2.13%, 09/30/21	313	321,143
2.38%, 04/15/21	313	319,153
2.63%, 06/15/21	725	745,107
2.63%, 07/15/21	313	321,729
2.88%, 10/15/21	188	194,883
3.63%, 02/15/21	312	321,143
7.88%, 02/15/21	1,125	1,193,730
8.00%, 11/15/21	750	840,205
8.13%, 05/15/21	312	338,464
8.13%, 08/15/21	625	689,380

		6,198,774

Total U.S. Government Obligations — 97.6% (Cost: $6,162,169)		6,198,774

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b) .	54	$54,000

Total Short-Term Investments — 0.9% (Cost: $54,000)		54,000

Total Investments in Securities — 98.5% (Cost: $6,216,169)		6,252,774

Other Assets, Less Liabilities — 1.5%		95,377

Net Assets — 100.0%		$6,348,151

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		54	54	$54,000	$175	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$6,198,774	$—	$6,198,774
Money Market Funds	54,000	—	—	54,000

	$54,000	$6,198,774	$—	$6,252,774

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2022 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
0.38%, 03/31/22	$51	$51,175
1.38%, 01/31/22	638	650,524
1.75%, 06/30/22	375	387,480
1.75%, 09/30/22	675	699,864
1.88%, 01/31/22	375	385,928
2.00%, 10/31/22	330	344,554
2.00%, 11/30/22	375	392,036
2.50%, 02/15/22	654	680,799
7.25%, 08/15/22	168	195,504

		3,787,864

Total U.S. Government Obligations — 98.6% (Cost: $3,737,520)		3,787,864

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	30	$30,000

Total Short-Term Investments — 0.8% (Cost: $30,000)		30,000

Total Investments in Securities — 99.4% (Cost: $3,767,520)		3,817,864

Other Assets, Less Liabilities — 0.6%		21,560

Net Assets — 100.0%		$3,839,424

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		30	30	$30,000	$39	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$3,787,864	$—	$3,787,864
Money Market Funds	30,000	—	—	30,000

	$30,000	$3,787,864	$—	$3,817,864

See notes to financial statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.7%
U.S. Treasury Note/Bond
2.38%, 01/31/23	$1,700	$1,799,676
2.50%, 08/15/23	2,325	2,495,016
2.75%, 05/31/23	2,250	2,422,002
2.75%, 07/31/23	1,500	1,620,527
2.88%, 10/31/23	1,375	1,498,857
2.88%, 11/30/23	2,375	2,593,760

		12,429,838

Total U.S. Government Obligations — 96.7% (Cost: $12,228,324)		12,429,838

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	337	337,000

Total Short-Term Investments — 2.6% (Cost: $337,000)		337,000

Total Investments in Securities — 99.3% (Cost: $12,565,324)		12,766,838

Other Assets, Less Liabilities — 0.7%		90,391

Net Assets — 100.0%		$12,857,229

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		337	337	$337,000	$175	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,429,838	$—	$12,429,838
Money Market Funds	337,000	—	—	337,000

	$337,000	$12,429,838	$—	$12,766,838

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.9%
U.S. Treasury Note/Bond
1.50%, 09/30/24	$2,025	$2,128,623
1.50%, 11/30/24	676	712,413
1.75%, 07/31/24	2,812	2,981,689
2.00%, 04/30/24	563	600,293
2.25%, 04/30/24	1,350	1,454,045
2.25%, 11/15/24	1,012	1,099,354
2.38%, 08/15/24	225	244,600
2.50%, 01/31/24	1,575	1,704,199
2.75%, 02/15/24	563	614,333

		11,539,549

Total U.S. Government Obligations — 98.9% (Cost: $11,328,309)		11,539,549

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	78	$78,000

Total Short-Term Investments — 0.7% (Cost: $78,000)		78,000

Total Investments in Securities — 99.6% (Cost: $11,406,309)		11,617,549

Other Assets, Less Liabilities — 0.4%		50,863

Net Assets — 100.0%		$11,668,412

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		78	78	$78,000	$12	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,539,549	$—	$11,539,549
Money Market Funds	78,000	—	—	78,000

	$78,000	$11,539,549	$—	$11,617,549

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
0.38%, 04/30/25	$5	$5,007
0.50%, 03/31/25	40	40,295
2.63%, 03/31/25	2,850	3,165,059
2.75%, 06/30/25	3,720	4,170,323
2.88%, 07/31/25	2,400	2,709,750
3.00%, 09/30/25	2,497	2,843,882
3.00%, 10/31/25	2,171	2,475,703

		15,410,019

Total U.S. Government Obligations — 98.4% (Cost: $15,100,999)		15,410,019

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	154	154,000

Total Short-Term Investments — 1.0% (Cost: $154,000)		154,000

Total Investments in Securities — 99.4% (Cost: $15,254,999)		15,564,019

Other Assets, Less Liabilities — 0.6%		89,690

Net Assets — 100.0%		$15,653,709

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		154	154	$154,000	$86	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$15,410,019	$—	$15,410,019
Money Market Funds	154,000	—	—	154,000

	$154,000	$15,410,019	$—	$15,564,019

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
1.63%, 11/30/26	$3,413	$3,662,172
1.88%, 06/30/26	4,312	4,679,736
1.88%, 07/31/26	3,000	3,258,516
2.25%, 03/31/26	3,488	3,854,096
2.38%, 04/30/26	3,525	3,925,005
2.88%, 04/30/25	75	84,334

		19,463,859

Total U.S. Government Obligations — 99.1% (Cost: $19,103,331)		19,463,859

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	98	98,000

Total Short-Term Investments — 0.5% (Cost: $98,000)		98,000

Total Investments in Securities — 99.6% (Cost: $19,201,331)		19,561,859

Other Assets, Less Liabilities — 0.4%		83,453

Net Assets — 100.0%		$19,645,312

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		98	98	$98,000	$86	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,463,859	$—	$19,463,859
Money Market Funds	98,000	—	—	98,000

	$98,000	$19,463,859	$—	$19,561,859

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.7%
U.S. Treasury Note/Bond
1.13%, 02/28/27	$45	$46,879
2.25%, 02/15/27	1,530	1,708,878
2.25%, 08/15/27	3,600	4,045,781
2.25%, 11/15/27	3,721	4,194,538
2.38%, 05/15/27	563	635,164
6.38%, 08/15/27	562	799,761
6.63%, 02/15/27	113	158,849

		11,589,850

Total U.S. Government Obligations — 97.7% (Cost: $11,409,884)		11,589,850

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	189	189,000

Total Short-Term Investments — 1.6% (Cost: $189,000)		189,000

Total Investments in Securities — 99.3% (Cost: $11,598,884)		11,778,850

Other Assets, Less Liabilities — 0.7%		79,050

Net Assets — 100.0%		$11,857,900

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		189	189	$189,000	$98	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,589,850	$—	$11,589,850
Money Market Funds	189,000	—	—	189,000

	$189,000	$11,589,850	$—	$11,778,850

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.2%
U.S. Treasury Note/Bond
2.75%, 02/15/28	$1,020	$1,191,288
2.88%, 05/15/28	2,500	2,954,785
2.88%, 08/15/28	4,120	4,888,638
3.13%, 11/15/28	2,875	3,484,590
5.25%, 11/15/28	125	174,077
5.50%, 08/15/28	250	350,459

		13,043,837

Total U.S. Government Obligations — 98.2% (Cost: $12,830,734)		13,043,837

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	120	120,000

Total Short-Term Investments — 0.9% (Cost: $120,000)		120,000

Total Investments in Securities — 99.1% (Cost: $12,950,734)		13,163,837

Other Assets, Less Liabilities — 0.9%		115,581

Net Assets — 100.0%		$13,279,418

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		120	120	$120,000	$40	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$13,043,837	$—	$13,043,837
Money Market Funds	120,000	—	—	120,000

	$120,000	$13,043,837	$—	$13,163,837

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$6,563	$7,170,300
1.75%, 11/15/29	1,412	1,561,640
2.38%, 05/15/29	6,977	8,068,280
2.63%, 02/15/29	2,439	2,864,205

		19,664,425

Total U.S. Government Obligations — 98.4% (Cost: $19,209,401)		19,664,425

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	110	110,000

Total Short-Term Investments — 0.6% (Cost: $110,000)		110,000

Total Investments in Securities — 99.0% (Cost: $19,319,401)		19,774,425

Other Assets, Less Liabilities — 1.0%		206,532

Net Assets — 100.0%		$19,980,957

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/25/20 (000)	(a)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		110	110	$110,000	$19	$—		$—

(a)	The Fund commenced operations on February 25, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,664,425	$—	$19,664,425
Money Market Funds	110,000	—	—	110,000

	$110,000	$19,664,425	$—	$19,774,425

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares iBonds Dec 2021 Term Treasury ETF	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$6,198,774	$3,787,864	$12,429,838	$11,539,549
Affiliated(b)	54,000	30,000	337,000	78,000
Cash	6,042	5,491	3,970	7,583
Receivables:
Dividends	12	7	76	10
Interest	89,654	16,280	87,058	43,936

Total assets	6,348,482	3,839,642	12,857,942	11,669,078

LIABILITIES
Payables:
Investment advisory fees	331	218	713	666

Total liabilities	331	218	713	666

NET ASSETS	$6,348,151	$3,839,424	$12,857,229	$11,668,412

NET ASSETS CONSIST OF:
Paid-in capital	$6,307,584	$3,776,813	$12,648,885	$11,438,854
Accumulated earnings	40,567	62,611	208,344	229,558

NET ASSETS	$6,348,151	$3,839,424	$12,857,229	$11,668,412

Shares outstanding	250,000	150,000	500,000	450,000

Net asset value	$25.39	$25.60	$25.71	$25.93

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$6,162,169	$3,737,520	$12,228,324	$11,328,309
(b) Investments, at cost — Affiliated	$54,000	$30,000	$337,000	$78,000

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	iShares iBonds Dec 2025 Term Treasury ETF	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$15,410,019	$19,463,859	$11,589,850	$13,043,837
Affiliated(b)	154,000	98,000	189,000	120,000
Cash	7,435	8,093	1,620	5,170
Receivables:
Dividends	17	14	45	18
Interest	83,129	76,456	78,040	111,127

Total assets	15,654,600	19,646,422	11,858,555	13,280,152

LIABILITIES
Payables:
Investment advisory fees	891	1,110	655	734

Total liabilities	891	1,110	655	734

NET ASSETS	$15,653,709	$19,645,312	$11,857,900	$13,279,418

NET ASSETS CONSIST OF:
Paid-in capital	$15,335,853	$19,274,836	$11,673,421	$13,060,296
Accumulated earnings	317,856	370,476	184,479	219,122

NET ASSETS	$15,653,709	$19,645,312	$11,857,900	$13,279,418

Shares outstanding	600,000	750,000	450,000	500,000

Net asset value	$26.09	$26.19	$26.35	$26.56

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$15,100,999	$19,103,331	$11,409,884	$12,830,734
(b) Investments, at cost — Affiliated	$154,000	$98,000	$189,000	$120,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

iShares iBonds Dec 2029 Term Treasury ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$19,664,425
Affiliated(b)	110,000
Cash	350
Receivables:
Investments sold	83,768
Dividends	11
Interest	123,525

Total assets	19,982,079

LIABILITIES
Payables:
Investment advisory fees	1,122

Total liabilities	1,122

NET ASSETS	$19,980,957

NET ASSETS CONSIST OF:
Paid-in capital	$19,496,660
Accumulated earnings	484,297

NET ASSETS	$19,980,957

Shares outstanding	750,000

Net asset value	$26.64

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$19,209,401
(b) Investments, at cost — Affiliated	$110,000

See notes to financial statements.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Period Ended April 30, 2020

	iShares iBonds Dec 2021 Term Treasury ETF	(a)	iShares iBonds Dec 2022 Term Treasury ETF	(a)	iShares iBonds Dec 2023 Term Treasury ETF	(a)	iShares iBonds Dec 2024 Term Treasury ETF	(a)

INVESTMENT INCOME
Dividends —Affiliated	$175		$39		$175		$12
Interest — Unaffiliated	6,616		5,906		13,538		12,832

Total investment income	6,791		5,945		13,713		12,844

EXPENSES
Investment advisory fees	557		444		1,217		1,115

Total expenses	557		444		1,217		1,115

Less:
Investment advisory fees waived	(14)		(6)		(38)		(3)

Total expenses after fees waived	543		438		1,179		1,112

Net investment income	6,248		5,507		12,534		11,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	502		9,605		123		11,978

Net realized gain	502		9,605		123		11,978

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	36,605		50,344		201,514		211,240

Net change in unrealized appreciation (depreciation)	36,605		50,344		201,514		211,240

Net realized and unrealized gain	37,107		59,949		201,637		223,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,355		$65,456		$214,171		$234,950

(a)	For the period from February 25, 2020 (commencement of operations) to April 30, 2020.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations   (unaudited) (continued)

Period Ended April 30, 2020

	iShares iBonds Dec 2025 Term Treasury ETF	(a)	iShares iBonds Dec 2026 Term Treasury ETF	(a)	iShares iBonds Dec 2027 Term Treasury ETF	(a)	iShares iBonds Dec 2028 Term Treasury ETF	(a)

INVESTMENT INCOME
Dividends — Affiliated	$86		$86		$98		$40
Interest — Unaffiliated	16,625		19,237		11,132		12,118

Total investment income	16,711		19,323		11,230		12,158

EXPENSES
Investment advisory fees	1,448		1,632		965		988

Total expenses	1,448		1,632		965		988

Less:
Investment advisory fees waived	(13)		(9)		(20)		(7)

Total expenses after fees waived	1,435		1,623		945		981

Net investment income	15,276		17,700		10,285		11,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	691		704		333		313

Net realized gain	691		704		333		313

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	309,020		360,528		179,966		213,103

Net change in unrealized appreciation (depreciation)	309,020		360,528		179,966		213,103

Net realized and unrealized gain	309,711		361,232		180,299		213,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$324,987		$378,932		$190,584		$224,593

(a)	For the period from February 25, 2020 (commencement of operations) to April 30, 2020.

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Period Ended April 30, 2020

	iShares iBonds Dec 2029 Term Treasury ETF	(a)

INVESTMENT INCOME
Dividends — Affiliated	$19
Interest — Unaffiliated	20,797

Total investment income	20,816

EXPENSES
Investment advisory fees	1,577

Total expenses	1,577

Less:
Investment advisory fees waived	(4)

Total expenses after fees waived	1,573

Net investment income	19,243

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	19,416

Net realized gain	19,416

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	455,024

Net change in unrealized appreciation (depreciation)	455,024

Net realized and unrealized gain	474,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$493,683

(a)	For the period from February 25, 2020 (commencement of operations) to April 30, 2020.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Treasury ETF		iShares iBonds Dec 2022 Term Treasury ETF		iShares iBonds Dec 2023 Term Treasury ETF		iShares iBonds Dec 2024 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,248		$5,507		$12,534		$11,732
Net realized gain	502		9,605		123		11,978
Net change in unrealized appreciation (depreciation)	36,605		50,344		201,514		211,240

Net increase in net assets resulting from operations	43,355		65,456		214,171		234,950

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(2,788)		(2,845)		(5,827)		(5,392)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,307,584		3,776,813		12,648,885		11,438,854

NET ASSETS
Total increase in net assets	6,348,151		3,839,424		12,857,229		11,668,412
Beginning of period	—		—		—		—

End of period	$6,348,151		$3,839,424		$12,857,229		$11,668,412

(a)	Commencement of operations.

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2025 Term Treasury ETF		iShares iBonds Dec 2026 Term Treasury ETF		iShares iBonds Dec 2027 Term Treasury ETF		iShares iBonds Dec 2028 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,276		$17,700		$10,285		$11,177
Net realized gain	691		704		333		313
Net change in unrealized appreciation (depreciation)	309,020		360,528		179,966		213,103

Net increase in net assets resulting from operations	324,987		378,932		190,584		224,593

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(7,131)		(8,456)		(6,105)		(5,471)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,335,853		19,274,836		11,673,421		13,060,296

NET ASSETS
Total increase in net assets	15,653,709		19,645,312		11,857,900		13,279,418
Beginning of period	—		—		—		—

End of period	$15,653,709		$19,645,312		$11,857,900		$13,279,418

(a)	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2029 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,243
Net realized gain	19,416
Net change in unrealized appreciation (depreciation)	455,024

Net increase in net assets resulting from operations	493,683

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(9,386)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,496,660

NET ASSETS
Total increase in net assets	19,980,957
Beginning of period	—

End of period	$19,980,957

(a)	Commencement of operations.

See notes to financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout the period)

	iShares iBonds Dec 2021 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.03

Net investment income(b)	0.04
Net realized and unrealized gain(c)	0.34

Net increase from investment operations	0.38

Distributions
From net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$25.39

Total Return
Based on net asset value	1.51	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.78	%(e)

Supplemental Data
Net assets, end of period (000)	$6,348

Portfolio turnover rate(f)	13	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2022 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.05

Net investment income(b)	0.04
Net realized and unrealized gain(c)	0.53

Net increase from investment operations	0.57

Distributions
From net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$25.60

Total Return
Based on net asset value	2.27	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.87	%(e)

Supplemental Data
Net assets, end of period (000)	$3,839

Portfolio turnover rate(f)	24	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2023 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$24.99

Net investment income(b)	0.03
Net realized and unrealized gain(c)	0.70

Net increase from investment operations	0.73

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$25.71

Total Return
Based on net asset value	2.93	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.72	%(e)

Supplemental Data
Net assets, end of period (000)	$12,857

Portfolio turnover rate(f)	1	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2024 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.04

Net investment income(b)	0.03
Net realized and unrealized gain(c)	0.87

Net increase from investment operations	0.90

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$25.93

Total Return
Based on net asset value	3.60	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.74	%(e)

Supplemental Data
Net assets, end of period (000)	$11,668

Portfolio turnover rate(f)	11	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2025 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.07

Net investment income(b)	0.03
Net realized and unrealized gain(c)	1.00

Net increase from investment operations	1.03

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$26.09

Total Return
Based on net asset value	4.12	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.74	%(e)

Supplemental Data
Net assets, end of period (000)	$15,654

Portfolio turnover rate(f)	1	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2026 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.02

Net investment income(b)	0.04
Net realized and unrealized gain(c)	1.14

Net increase from investment operations	1.18

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$26.19

Total Return
Based on net asset value	4.72	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.76	%(e)

Supplemental Data
Net assets, end of period (000)	$19,645

Portfolio turnover rate(f)	5	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2027 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.05

Net investment income(b)	0.03
Net realized and unrealized gain(c)	1.28

Net increase from investment operations	1.31

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$26.35

Total Return
Based on net asset value	5.24	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.75	%(e)

Supplemental Data
Net assets, end of period (000)	$11,858

Portfolio turnover rate(f)	1	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2028 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.14

Net investment income(b)	0.04
Net realized and unrealized gain(c)	1.39

Net increase from investment operations	1.43

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$26.56

Total Return
Based on net asset value	5.70	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.79	%(e)

Supplemental Data
Net assets, end of period (000)	$13,279

Portfolio turnover rate(f)	3	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2029 Term Treasury ETF
	Period From 02/25/20 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$25.04

Net investment income(b)	0.04
Net realized and unrealized gain(c)	1.57

Net increase from investment operations	1.61

Distributions
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$26.64

Total Return
Based on net asset value	6.44	%(d)

Ratios to Average Net Assets
Total expenses	0.07	%(e)

Total expenses after fees waived	0.07	%(e)

Net investment income	0.85	%(e)

Supplemental Data
Net assets, end of period (000)	$19,981

Portfolio turnover rate(f)	16	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Treasury(a)	Non-diversified
iBonds Dec 2022 Term Treasury(a)	Non-diversified
iBonds Dec 2023 Term Treasury(a)	Non-diversified
iBonds Dec 2024 Term Treasury(a)	Non-diversified
iBonds Dec 2025 Term Treasury(a)	Non-diversified
iBonds Dec 2026 Term Treasury(a)	Non-diversified
iBonds Dec 2027 Term Treasury(a)	Non-diversified
iBonds Dec 2028 Term Treasury(a)	Non-diversified
iBonds Dec 2029 Term Treasury(a)	Non-diversified

(a)	The Fund commenced operations on February 25, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”).If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

5.	PURCHASES AND SALES

For the period ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Treasury	$1,326,797	$381,187
iBonds Dec 2022 Term Treasury	1,979,614	737,558
iBonds Dec 2023 Term Treasury	1,243,562	63,304
iBonds Dec 2024 Term Treasury	1,957,152	744,414
iBonds Dec 2025 Term Treasury	1,366,998	91,113
iBonds Dec 2026 Term Treasury	1,746,135	499,526
iBonds Dec 2027 Term Treasury	1,263,577	51,779
iBonds Dec 2028 Term Treasury	1,443,263	248,152
iBonds Dec 2029 Term Treasury	2,766,683	1,718,957

For the period ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2021 Term Treasury	$4,943,991	$—
iBonds Dec 2022 Term Treasury	2,496,800	—
iBonds Dec 2023 Term Treasury	11,076,474	—
iBonds Dec 2024 Term Treasury	10,123,069	—
iBonds Dec 2025 Term Treasury	13,859,529	—
iBonds Dec 2026 Term Treasury	17,879,892	—
iBonds Dec 2027 Term Treasury	10,217,215	—
iBonds Dec 2028 Term Treasury	11,659,026	—
iBonds Dec 2029 Term Treasury	18,165,140	—

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Treasury	$6,216,169	$36,605	$—	$36,605
iBonds Dec 2022 Term Treasury	3,767,520	50,344	—	50,344
iBonds Dec 2023 Term Treasury	12,565,324	201,514	—	201,514
iBonds Dec 2024 Term Treasury	11,406,309	211,240	—	211,240
iBonds Dec 2025 Term Treasury	15,254,999	309,020	—	309,020
iBonds Dec 2026 Term Treasury	19,201,331	360,528	—	360,528
iBonds Dec 2027 Term Treasury	11,598,884	179,966	—	179,966
iBonds Dec 2028 Term Treasury	12,950,734	213,103	—	213,103
iBonds Dec 2029 Term Treasury	19,319,401	455,024	—	455,024

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 04/30/20
iShares ETF	Shares	Amount

iBonds Dec 2021 Term Treasury
Shares sold	250,000	$6,307,584

iBonds Dec 2022 Term Treasury
Shares sold	150,000	$3,776,813

iBonds Dec 2023 Term Treasury
Shares sold	500,000	$12,648,885

iBonds Dec 2024 Term Treasury
Shares sold	450,000	$11,438,854

iBonds Dec 2025 Term Treasury
Shares sold	600,000	$15,335,853

iBonds Dec 2026 Term Treasury
Shares sold	750,000	$19,274,836

iBonds Dec 2027 Term Treasury
Shares sold	450,000	$11,673,421

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

	Period Ended 04/30/20
iShares ETF	Shares	Amount
iBonds Dec 2028 Term Treasury
Shares sold	500,000	$13,060,296

iBonds Dec 2029 Term Treasury
Shares sold	750,000	$19,496,660

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares iBonds Dec 2021 Term Treasury ETF, iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, (each the “Fund”, collectively the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory Contract  (continued)

funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2023 Term Treasury(a)	$0.010460	$—	$0.001193	$0.011653	90%	—%	10%	100%
iBonds Dec 2024 Term Treasury(a)	0.011103	—	0.000880	0.011983	93	—	7	100
iBonds Dec 2025 Term Treasury(a)	0.010311	—	0.001574	0.011885	87	—	13	100
iBonds Dec 2026 Term Treasury(a)	0.008566	—	0.002709	0.011275	76	—	24	100
iBonds Dec 2027 Term Treasury(a)	0.008632	—	0.004934	0.013566	64	—	36	100
iBonds Dec 2028 Term Treasury(a)	0.008738	—	0.004940	0.013678	64	—	36	100
iBonds Dec 2029 Term Treasury(a)	0.009126	—	0.004282	0.013408	68	—	32	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1024-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
•	iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX
•	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ
•	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF | HYXE | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.60)%	(6.15)%	2.15%	2.38%	(6.15)%	11.23%	16.66%
Fund Market	(6.41)	(5.06)	2.35	2.59	(5.06)	12.33	18.25
Index	(7.09)	(5.37)	2.56	2.72	(5.37)	13.47	19.21

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$924.00	$1.44		$1,000.00	$1,023.40	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	0.2%
Ba	45.9
B	34.6
Caa	15.6
Ca	1.2
C	0.1
Not Rated	2.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	4.0%
1-2 Years	13.5
2-3 Years	21.1
3-4 Years	25.5
4-5 Years	35.4
5-6 Years	0.4
7-8 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofAML U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.44)%	(4.92)%	0.38%	(4.92)%	0.96%
Fund Market	(6.34)	(3.88)	0.93	(3.88)	2.35
Index	(7.69)	(5.27)	0.35	(5.27)	0.87

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$925.60	$0.72		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	0.1%
Baa	2.9
Ba	45.4
B	36.5
Caa	13.0
Ca	0.6
C	0.1
Not Rated	1.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	40.4%
5-10 Years	52.9
10-15 Years	2.5
15-20 Years	1.6
More than 20 Years	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.04)%	(1.79)%	5.64%	(1.79)%	23.74%
Fund Market	(4.16)	(0.94)	6.00	(0.94)	25.36
Index	(3.68)	(0.30)	6.22	(0.30)	26.38

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$949.60	$1.21		$1,000.00	$1,023.60	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	10.2%
Ba	70.0
B	13.9
Caa	2.5
Not Rated	3.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	43.9%
5-10 Years	23.5
10-15 Years	11.5
15-20 Years	8.6
More than 20 Years	12.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of U.S. dollar-denominated, high yield corporate bonds that excludes those issued by companies in the oil and gas sector, as represented by the Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.36)%	(0.18)%	5.08%	(0.18)%	21.19%
Fund Market	(3.01)	0.84	5.50	0.84	23.09
Index	(4.37)	(0.12)	5.40	(0.12)	22.63

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$956.40	$2.43		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	0.1%
Baa	0.5
Ba	48.7
B	38.0
Caa	11.2
Ca	0.5
C	0.1
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-5 Years	40.0
5-10 Years	57.9
10-15 Years	1.4
More than 20 Years	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	7

Schedule of Investments (unaudited) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/29/20)	$5,594	$5,594,000
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/29/20)(a)(b)	8,923	6,895,694
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 05/29/20)(b)	5,296	5,282,251

		17,771,945

Aerospace & Defense — 2.4%
Bombardier Inc.
5.75%, 03/15/22(a)	4,806	3,570,269
6.00%, 10/15/22 (Call 05/29/20)(a)	11,170	8,265,800
6.13%, 01/15/23(a)(b)	11,985	8,509,350
7.50%, 12/01/24 (Call 12/01/20)(a)	10,734	7,131,401
8.75%, 12/01/21(a)(b)	9,700	8,094,650
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	12,592	12,135,540
5.40%, 04/15/21 (Call 01/15/21)	10,052	10,255,553
5.87%, 02/23/22(b)	6,410	6,522,175
6.88%, 05/01/25 (Call 04/01/25)	2,315	2,361,300
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	1,728	1,702,080
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	10,729	11,394,198
TransDigm Inc., 6.50%, 07/15/24 (Call 05/29/20)	11,617	10,613,175
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(a)(b)	5,441	4,313,262

		94,868,753

Agriculture — 0.3%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 05/29/20)(a)(b)	4,287	4,283,172
Vector Group Ltd., 6.13%, 02/01/25 (Call 05/29/20)(a)	8,900	8,633,000

		12,916,172

Airlines — 0.4%
Air Canada, 7.75%, 04/15/21(a)	3,876	3,769,410
American Airlines Group Inc.
3.75%, 03/01/25(a)	1,719	803,633
5.00%, 06/01/22(a)	5,663	3,213,752
United Airlines Holdings Inc.
4.25%, 10/01/22	4,414	3,619,480
4.88%, 01/15/25	3,387	2,464,043

		13,870,318

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	8,950	8,952,797
5.38%, 05/15/25 (Call 05/15/22)(a)	2,630	2,630,000

		11,582,797

Auto Manufacturers — 1.6%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 05/11/20)(a)	10,102	9,742,116
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 05/29/20)(a)(b)	3,605	2,739,800
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 05/29/20)(a)(b)	6,842	5,713,070
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	15,393	15,312,957
Ford Motor Co.
8.50%, 04/21/23	13,695	13,712,119
9.00%, 04/22/25 (Call 03/22/25)	8,360	8,130,100
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 05/29/20)(a)(b)	4,607	3,714,808
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	1,855	1,947,750

		61,012,720

Security	Par (000)	Value

Auto Parts & Equipment — 0.8%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	$640	$667,200
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 05/29/20)	6,500	4,910,945
6.63%, 10/15/22 (Call 05/29/20)	3,445	2,893,800
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/20)(a)	400	360,900
Dana Inc., 5.50%, 12/15/24 (Call 05/29/20)	4,407	4,120,545
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 05/29/20)	10,264	9,622,705
Meritor Inc., 6.25%, 02/15/24 (Call 05/29/20)(b)	4,519	4,439,918
Titan International Inc., 6.50%, 11/30/23 (Call 05/29/20)	3,504	1,638,120
ZF North America Capital Inc., 4.75%, 04/29/25(a)	500	465,400

		29,119,533

Banks — 1.6%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	5,416	5,322,899
4.75%, 02/16/24 (Call 11/16/23)	5,087	4,890,498
5.00%, 08/15/22(b)	10,208	10,059,134
5.00%, 08/01/23	7,739	7,574,701
5.25%, 03/07/25 (Call 12/07/24)	1,000	998,575
Deutsche Bank AG, 4.50%, 04/01/25	7,400	6,975,684
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	4,256	3,518,558
8.25%, 04/15/25 (Call 04/15/21)(a)	2,400	2,040,000
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	20,047	20,359,284

		61,739,333

Beverages — 0.1%
Ajecorp BV, 6.50%, 05/14/22 (Call 05/29/20)(a)(b)	4,755	4,231,950

Building Materials — 1.0%
BMC East LLC, 5.50%, 10/01/24 (Call 05/14/20)(a)(b)	3,771	3,584,665
Boise Cascade Co., 5.63%, 09/01/24 (Call 05/29/20)(a)(b)	3,821	3,808,104
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	3,724	3,677,450
Omnimax International Inc., 12.00%, 08/15/20 (Call 05/14/20)(a)(b)	3,443	2,554,706
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 05/29/20)(a)	10,153	10,219,121
5.50%, 02/15/23 (Call 05/29/20)(a)(b)	767	767,000
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/14/20)	6,704	6,710,369
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 05/29/20)(b)	6,262	5,912,894

		37,234,309

Chemicals — 2.8%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	1,854	1,930,932
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 05/29/20)(a)(b)	3,850	3,680,793
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 05/11/20)(a)(b)	4,503	4,570,545
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	7,263	7,571,677
CF Industries Inc., 3.45%, 06/01/23(b)	7,189	7,257,544
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/29/20)	8,912	8,337,595
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)(b)	4,683	3,784,449
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/14/20)(a)(b)	6,453	5,722,972
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 05/29/20)(a)(b)	4,698	4,560,975

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)	$977	$947,690
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	10,224	9,133,270
5.25%, 08/01/23 (Call 05/29/20)(a)(b)	5,147	4,786,710
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	6,276	6,202,131
6.63%, 04/15/23 (Call 05/29/20)(a)	5,921	5,979,855
PolyOne Corp.
5.25%, 03/15/23(b)	6,174	6,417,101
5.75%, 05/15/25 (Call 05/15/22)(a)	1,750	1,771,875
PQ Corp., 6.75%, 11/15/22 (Call 05/29/20)(a)(b)	6,237	6,280,285
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/29/20)(a)	5,150	4,459,900
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	9,207	7,526,722
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	530	533,313
WR Grace &Co.-Conn, 5.13%, 10/01/21(a)	6,966	7,009,537

		108,465,871

Coal — 0.1%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 05/29/20)(a)	2,606	1,934,024

Commercial Services — 4.1%
ADT Security Corp. (The)
3.50%, 07/15/22	9,972	9,753,935
4.13%, 06/15/23(b)	7,108	6,988,586
6.25%, 10/15/21(b)	11,003	11,264,182
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/29/20)(a)(b)	4,871	2,301,548
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/20)(a)	5,342	4,705,854
APX Group Inc.
7.63%, 09/01/23 (Call 05/29/20)(b)	3,801	3,027,877
7.88%, 12/01/22 (Call 05/29/20)	7,343	6,997,218
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 05/29/20)	706	462,712
6.38%, 04/01/24 (Call 05/29/20)(a)	3,366	2,078,909
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	4,773	4,480,057
Gartner Inc., 5.13%, 04/01/25 (Call 05/11/20)(a)	7,000	7,218,750
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 05/28/20)	6,087	4,961,108
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/29/20)(a)	11,000	11,220,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 05/29/20)(a)(b)	15,254	13,613,554
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 05/29/20)(a)(b)	4,514	4,340,437
5.50%, 10/01/21 (Call 05/29/20)(a)	6,618	6,527,002
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/29/20)	7,407	7,360,706
5.00%, 04/15/22 (Call 05/29/20)(a)	21,163	20,820,583
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	7,714	7,562,111
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/29/20)(a)(b)	5,270	5,307,329
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 05/29/20)(b)	7,580	7,715,812
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/11/20)(a)(b)	7,725	7,840,875
WEX Inc., 4.75%, 02/01/23 (Call 05/29/20)(a)(b)	3,862	3,726,830

		160,275,975

Security	Par (000)	Value

Computers — 1.9%
Dell Inc., 4.63%, 04/01/21(b)	$4,093	$4,122,833
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 05/14/20)(a)	10,019	10,040,510
7.13%, 06/15/24 (Call 05/14/20)(a)(b)	15,851	16,504,854
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 05/29/20)(b)	3,542	2,327,739
EMC Corp.
2.65%, 06/01/20	4,199	4,179,753
3.38%, 06/01/23 (Call 03/01/23)(b)	10,220	10,168,900
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	217	217,000
NCR Corp.
5.00%, 07/15/22 (Call 05/29/20)	5,476	5,462,310
6.38%, 12/15/23 (Call 05/29/20)(b)	6,746	6,838,758
8.13%, 04/15/25 (Call 04/15/22)(a)	3,680	3,900,800
Vericast Corp.
8.38%, 08/15/22 (Call 05/29/20)(a)	5,581	4,046,225
9.25%, 03/01/21 (Call 05/29/20)(a)(b)	2,305	2,305,618
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 05/29/20)(a)(b)	2,850	2,921,310

		73,036,610

Cosmetics & Personal Care — 0.7%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 05/29/20)(a)	3,969	3,734,581
Avon International Operations Inc., 7.88%, 08/15/22 (Call 05/29/20)(a)	5,350	5,219,567
Avon Products Inc., 7.00%, 03/15/23	4,817	4,588,193
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	6,204	6,260,208
4.70%, 05/24/22	4,650	4,692,625
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 05/29/20)(b)	4,460	2,051,600

		26,546,774

Distribution & Wholesale — 0.4%
Anixter Inc.
5.13%, 10/01/21	3,546	3,601,554
5.50%, 03/01/23(b)	3,810	3,881,438
Performance Food Group Inc., 5.50%, 06/01/24 (Call 05/11/20)(a)(b)	3,246	3,159,859
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	6,433	4,406,605

		15,049,456

Diversified Financial Services — 3.9%
Ally Financial Inc.
5.13%, 09/30/24	100	103,470
7.50%, 09/15/20(b)	3,954	4,034,662
Avation Capital SA, 6.50%, 05/15/21 (Call 05/29/20)(a)	3,430	2,906,925
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	4,074	3,629,255
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	4,453	4,225,942
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	5,833	5,180,093
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(a)(b)	3,790	3,326,597
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	9,477	9,097,920
Navient Corp.
5.00%, 10/26/20	5,276	5,173,329
5.50%, 01/25/23(b)	10,225	9,432,562
5.88%, 03/25/21	6,780	6,622,894
5.88%, 10/25/24	4,745	4,281,325

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/25/24(b)	$7,489	$6,871,981
6.50%, 06/15/22	9,810	9,436,631
6.63%, 07/26/21	7,282	7,245,590
7.25%, 01/25/22	7,797	7,641,060
7.25%, 09/25/23	5,325	5,098,687
Springleaf Finance Corp.
5.63%, 03/15/23	8,809	8,286,333
6.13%, 05/15/22	9,790	9,667,625
6.13%, 03/15/24 (Call 09/15/23)	13,647	12,783,827
6.88%, 03/15/25	5,000	4,706,625
7.75%, 10/01/21	6,466	6,397,595
8.25%, 12/15/20	8,605	8,637,269
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/29/20)(a)(b)	4,231	3,183,828
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 05/29/20)(a)	5,279	4,328,780

		152,300,805

Electric — 1.5%
AES Corp. (The)
4.00%, 03/15/21(b)	5,231	5,233,759
4.50%, 03/15/23 (Call 05/29/20)	5,043	5,071,342
4.88%, 05/15/23 (Call 05/29/20)	6,167	6,212,017
Calpine Corp.
5.50%, 02/01/24 (Call 05/29/20)	5,937	5,966,685
5.75%, 01/15/25 (Call 05/29/20)(b)	11,750	11,744,031
InterGen NV, 7.00%, 06/30/23 (Call 05/29/20)(a)(b)	4,033	3,571,222
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	7,257	7,311,427
4.25%, 09/15/24 (Call 07/15/24)(a)	5,085	5,160,258
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(b)	4,150	4,035,875
Vistra Energy Corp., 5.88%, 06/01/23 (Call 05/29/20)(b)	5,292	5,321,093

		59,627,709

Electrical Components & Equipment — 0.2%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/29/20)	3,762	3,708,542
5.38%, 06/15/24 (Call 05/29/20)	4,237	3,903,336

		7,611,878

Electronics — 0.4%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	5,011	4,797,281
Sensata Technologies BV
4.88%, 10/15/23(a)	5,001	5,027,791
5.63%, 11/01/24(a)(b)	4,065	4,128,233

		13,953,305

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 05/29/20)(a)(b)	3,310	3,343,100
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	5,294	5,423,703

		8,766,803

Engineering & Construction — 0.3%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(b)	8,063	8,578,831
MasTec Inc., 4.88%, 03/15/23 (Call 05/29/20)(b)	4,218	4,147,264

		12,726,095

Entertainment — 2.4%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	3,020	2,661,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 05/29/20)	4,740	4,412,071

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	$3,395	$3,395,000
Cinemark USA Inc.
4.88%, 06/01/23 (Call 05/29/20)(b)	7,012	5,890,080
5.13%, 12/15/22 (Call 05/29/20)	3,825	3,222,563
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	5,058	4,185,495
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 05/29/20)	1,400	1,347,500
7.00%, 08/01/23 (Call 05/29/20)(b)	3,580	3,460,428
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	4,641	4,180,729
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	15,132	14,787,414
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	10,161	9,957,678
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 05/29/20)(a)(b)	3,460	2,620,950
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 05/29/20)(a)(b)	4,555	4,145,050
6.38%, 02/01/24 (Call 02/01/21)(a)	5,880	5,470,458
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 05/04/20)(a)(b)	6,041	5,376,490
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/14/20)(a)	5,457	3,096,848
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 05/29/20)(a)	10,182	8,962,196
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	1,040	1,072,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	5,625	5,738,948

		93,983,773

Environmental Control — 0.6%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 05/29/20)(a)	4,050	4,179,094
Covanta Holding Corp., 5.88%, 03/01/24 (Call 05/29/20)	3,842	3,787,585
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	895	899,475
5.63%, 05/01/22 (Call 05/01/20)(a)	4,730	4,786,760
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	6,367	6,428,250
Tervita Corp., 7.63%, 12/01/21 (Call 05/29/20)(a)	5,718	3,809,617

		23,890,781

Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	6,430	6,471,538
5.75%, 03/15/25 (Call 05/29/20)	2,000	2,042,700
6.63%, 06/15/24 (Call 05/29/20)(b)	13,143	13,559,196
B&G Foods Inc., 5.25%, 04/01/25 (Call 05/29/20)	500	506,250
Ingles Markets Inc., 5.75%, 06/15/23 (Call 05/29/20)(b)	5,778	5,872,181
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 06/01/20)(a)	9,408	9,562,056
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	8,781	8,957,674
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 05/29/20)(a)	9,050	9,141,677
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	5,731	5,348,933
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/29/20)(b)	3,386	3,381,391
6.00%, 02/15/24 (Call 05/29/20)(a)	6,547	6,710,675

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc.
5.88%, 06/15/24 (Call 05/29/20)(a)	$6,007	$5,720,586
6.25%, 04/15/25 (Call 04/15/22)(a)	4,570	4,672,825

		81,947,682

Food Service — 0.2%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/29/20)(a)(b)	2,700	2,619,000
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	2,970	3,088,800

		5,707,800

Forest Products & Paper — 0.2%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	5,723	5,551,310
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/29/20)(b)	3,619	2,979,643

		8,530,953

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	6,355	6,482,100
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/29/20)(a)	3,725	2,976,896

		9,458,996

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	5,520	5,596,935

Health Care – Products — 0.5%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	15,367	16,214,029
Immucor Inc., 11.13%, 02/15/22 (Call 05/29/20)(a)(b)	3,029	2,719,474
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/01/20)(a)	800	800,000
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/29/20)(a)(b)	1,350	1,228,500

		20,962,003

Health Care – Services — 7.3%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/29/20)	5,985	5,730,638
6.50%, 03/01/24 (Call 05/29/20)	4,142	3,952,407
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/29/20)(a)	3,820	3,504,850
Centene Corp.
4.75%, 05/15/22 (Call 05/29/20)	10,229	10,345,253
4.75%, 01/15/25 (Call 05/29/20)(b)	11,975	12,341,674
4.75%, 01/15/25 (Call 05/29/20)(a)	9,238	9,520,868
5.25%, 04/01/25 (Call 05/14/20)(a)	400	417,000
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 05/29/20)(b)	29,747	27,962,180
6.63%, 02/15/25 (Call 02/15/22)(a)	12,950	11,914,000
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	3,805	1,312,725
8.00%, 12/15/27 (Call 12/15/22)(a)	2,800	2,642,500
8.13%, 06/30/24 (Call 06/30/21)(a)	11,275	7,634,422
8.63%, 01/15/24 (Call 01/15/21)(a)	8,067	7,834,255
9.88%, 06/30/23 (Call 06/30/20)(a)(c)	14,449	10,627,239
DaVita Inc., 5.13%, 07/15/24 (Call 05/14/20)(b)	17,693	17,958,395
Encompass Health Corp., 5.75%, 11/01/24 (Call 05/29/20)(b)	7,300	7,327,375
HCA Inc.
5.38%, 02/01/25	25,403	27,316,608
5.88%, 05/01/23(b)	12,492	13,366,440
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(a)	5,615	5,783,450
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	4,214	4,103,383
MEDNAX Inc., 5.25%, 12/01/23 (Call 05/29/20)(a)	7,665	7,243,425

Security	Par (000)	Value

Health Care – Services (continued)
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	$7,291	$7,537,071
Quorum Health Corp., 11.63%, 04/15/23 (Call 05/29/20)(b)(d)	2,653	420,501
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	18,524	18,196,125
4.63%, 09/01/24 (Call 09/01/21)(a)	5,535	5,425,814
6.75%, 06/15/23	18,664	18,645,336
7.50%, 04/01/25 (Call 04/01/22)(a)	6,515	6,979,655
8.13%, 04/01/22	27,380	27,449,819

		283,493,408

Holding Companies – Diversified — 1.2%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	5,196	3,377,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	10,650	10,011,000
6.25%, 02/01/22 (Call 05/29/20)	12,041	12,225,348
6.75%, 02/01/24 (Call 05/29/20)(b)	4,786	4,794,375
Stena AB, 7.00%, 02/01/24(a)(b)	4,715	4,196,350
Stena International SA
5.75%, 03/01/24(a)	3,145	2,769,638
6.13%, 02/01/25 (Call 02/01/22)(a)	3,675	3,188,573
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	5,708	4,525,969

		45,088,653

Home Builders — 2.1%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	3,581	3,538,073
KB Home
7.00%, 12/15/21 (Call 09/15/21)(b)	3,917	4,054,095
7.50%, 09/15/22	3,811	4,053,951
7.63%, 05/15/23 (Call 11/15/22)(b)	3,578	3,757,168
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	6,055	6,078,978
4.50%, 04/30/24 (Call 01/31/24)	6,729	6,848,193
4.75%, 04/01/21 (Call 02/01/21)	5,250	5,279,400
4.75%, 11/15/22 (Call 08/15/22)(b)	4,913	4,988,095
4.88%, 12/15/23 (Call 09/15/23)	3,830	3,918,785
5.88%, 11/15/24 (Call 05/15/24)	4,227	4,491,187
8.38%, 01/15/21	3,909	4,029,593
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	3,964	4,015,235
Taylor Morrison Communities Inc., 5.88%, 01/31/25 (Call 05/11/20)(a)	4,000	3,743,040
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	3,760	3,529,028
5.88%, 04/15/23 (Call 01/15/23)(a)	3,592	3,518,957
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	4,301	4,311,753
5.88%, 02/15/22 (Call 11/15/21)	3,845	3,955,544
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	4,650	4,562,812
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(a)	4,704	4,715,760

		83,389,647

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 05/29/20)	4,991	4,926,272

Household Products & Wares — 0.6%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 05/29/20)(a)(b)	3,775	3,741,026

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 05/29/20)(b)	$3,408	$3,433,972
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/29/20)(a)(b)	8,724	7,548,005
Prestige Brands Inc., 6.38%, 03/01/24 (Call 05/29/20)(a)(b)	6,543	6,731,111

		21,454,114

Housewares — 0.4%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)(b)	13,510	13,746,425
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(b)	5,449	2,274,958

		16,021,383

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	9,185	9,372,527
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	4,972	4,681,449
Genworth Holdings Inc.
4.80%, 02/15/24(b)	4,106	3,428,510
4.90%, 08/15/23	3,488	2,972,702
7.20%, 02/15/21	3,570	3,300,019
7.63%, 09/24/21	6,710	6,374,500
MGIC Investment Corp., 5.75%, 08/15/23	4,015	3,956,682
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(b)	4,889	4,812,585

		38,898,974

Internet — 1.8%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	4,594	4,708,850
EIG Investors Corp., 10.88%, 02/01/24 (Call 05/29/20)(b)	3,440	2,936,040
Match Group Inc., 6.38%, 06/01/24 (Call 05/29/20)	3,958	4,076,740
Netflix Inc.
5.38%, 02/01/21(b)	4,498	4,578,704
5.50%, 02/15/22	7,328	7,621,120
5.75%, 03/01/24	3,801	4,142,710
5.88%, 02/15/25	7,391	8,112,778
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	4,198	4,262,439
4.20%, 09/15/20(b)	7,713	7,732,283
5.00%, 04/15/25 (Call 05/11/20)(a)	4,300	4,331,383
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)(b)	5,208	5,220,395
VeriSign Inc.
4.63%, 05/01/23 (Call 05/29/20)	7,375	7,419,982
5.25%, 04/01/25 (Call 01/01/25)(b)	4,400	4,811,290

		69,954,714

Iron & Steel — 0.2%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	5,266	4,808,516
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	3,742	3,218,120

		8,026,636

Leisure Time — 0.7%
Carlson Travel Inc., 6.75%, 12/15/23 (Call 05/29/20)(a)	3,702	2,392,671
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 05/29/20)(a)	4,704	3,786,720
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	5,527	3,628,475
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 05/29/20)(a)(b)	5,106	4,748,580
5.38%, 04/15/23 (Call 05/29/20)(a)(b)	5,011	4,644,195
9.25%, 04/15/25 (Call 03/16/25)(a)	5,320	5,619,250

Security	Par (000)	Value

Leisure Time (continued)
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 05/29/20)	$3,408	$3,180,288

		28,000,179

Lodging — 2.1%
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 05/29/20)(a)(b)	5,321	4,302,029
10.75%, 09/01/24 (Call 05/29/20)(a)	5,471	3,468,614
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 05/20/20)	10,118	9,814,460
5.38%, 05/01/25 (Call 05/01/22)(a)	600	600,150
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 05/14/20)	1,835	1,797,162
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)(b)	5,066	4,951,483
MGM Resorts International
6.00%, 03/15/23(b)	12,871	12,474,734
6.75%, 05/01/25 (Call 05/01/22)	3,400	3,332,408
7.75%, 03/15/22	10,164	10,338,719
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 05/29/20)(a)	7,600	7,585,560
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	3,351	2,919,559
4.25%, 03/01/22 (Call 12/01/21)	6,654	6,346,252
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	4,702	4,384,615
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	9,700	8,589,544
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	1,945	1,888,712

		82,794,001

Machinery — 0.4%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 05/29/20)(a)(b)	3,555	2,923,988
Cloud Crane LLC, 10.13%, 08/01/24 (Call 05/29/20)(a)	5,215	4,732,612
Terex Corp., 5.63%, 02/01/25 (Call 05/19/20)(a)(b)	5,905	5,367,468
Welbilt Inc., 9.50%, 02/15/24 (Call 05/29/20)(b)	4,443	3,687,690

		16,711,758

Manufacturing — 0.4%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	4,712	3,439,760
Koppers Inc., 6.00%, 02/15/25 (Call 05/29/20)(a)(b)	5,244	4,287,435
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/29/20)(a)(b)	4,117	3,824,521
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	4,125	3,796,237

		15,347,953

Media — 8.0%
Altice Finco SA, 7.63%, 02/15/25 (Call 05/29/20)(a)(b)	3,700	3,700,000
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/29/20)	3,734	3,695,540
5.00%, 04/01/24 (Call 05/29/20)	10,172	9,785,464
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/14/20)(a)	5,372	5,412,935
5.13%, 05/01/23 (Call 05/01/20)(a)	9,565	9,675,715
5.88%, 04/01/24 (Call 05/29/20)(a)(b)	17,791	18,302,491
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/29/20)(a)	6,310	3,344,300
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	17,880	14,840,400
CSC Holdings LLC
5.25%, 06/01/24	7,115	7,428,416
5.38%, 07/15/23 (Call 05/11/20)(a)(b)	10,982	11,105,547
5.88%, 09/15/22(b)	6,163	6,422,296
6.75%, 11/15/21	9,752	10,171,531
DISH DBS Corp.
5.00%, 03/15/23	13,865	13,222,087
5.13%, 05/01/20	8,502	8,502,000
5.88%, 07/15/22	19,548	19,591,983

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 11/15/24(b)	$20,681	$19,891,813
6.75%, 06/01/21	16,852	16,853,685
Entercom Media Corp., 7.25%, 11/01/24 (Call 05/29/20)(a)	4,160	2,606,891
Gray Television Inc., 5.13%, 10/15/24 (Call 05/11/20)(a)(b)	5,876	5,802,550
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/29/20)(a)	4,230	2,876,400
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 05/11/20)(a)(b)	9,334	9,100,650
Quebecor Media Inc., 5.75%, 01/15/23(b)	8,624	9,036,716
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 05/11/20)(a)	3,697	3,682,914
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 05/14/20)(a)(b)	4,948	4,515,644
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	9,659	9,718,568
4.63%, 05/15/23 (Call 05/29/20)(a)	5,058	5,089,612
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	15,150	15,484,815
5.38%, 04/15/25 (Call 05/29/20)(a)(b)	6,700	6,909,375
TEGNA Inc., 4.88%, 09/15/21 (Call 05/29/20)(a)	2,446	2,436,828
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/29/20)(a)(b)	12,062	11,496,573
5.13%, 02/15/25 (Call 05/11/20)(a)(b)	14,066	12,459,072
6.75%, 09/15/22 (Call 05/29/20)(a)(b)	2,609	2,633,143
9.50%, 05/01/25 (Call 05/01/22)(a)	695	702,819
Urban One Inc., 7.38%, 04/15/22 (Call 05/29/20)(a)	3,013	2,476,686
Videotron Ltd.
5.00%, 07/15/22(b)	8,207	8,454,979
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,254	5,571,867
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 05/11/20)(a)	3,364	3,439,354
6.00%, 10/15/24 (Call 05/11/20)(a)	5,251	5,306,715

		311,748,374

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 05/29/20)(a)	9,092	8,927,435

Mining — 2.3%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 05/29/20)(a)(b)	7,628	7,689,939
Aleris International Inc., 10.75%, 07/15/23 (Call 05/08/20)(a)	3,354	3,456,101
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	1,575	1,592,719
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 06/01/20)(a)(b)	3,468	3,278,865
Constellium SE
5.75%, 05/15/24 (Call 05/29/20)(a)	3,887	3,739,805
6.63%, 03/01/25 (Call 05/29/20)(a)	2,750	2,673,688
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 05/29/20)(a)	2,575	894,813
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	7,900	7,907,110
5.13%, 03/15/23 (Call 12/15/22)(a)	4,750	4,783,250
5.13%, 05/15/24 (Call 02/15/24)(a)	7,400	7,490,279
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	4,745	4,793,399
3.88%, 03/15/23 (Call 12/15/22)(b)	19,031	19,046,225
4.55%, 11/14/24 (Call 08/14/24)	9,174	9,196,935
IAMGOLD Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)(b)	3,800	3,814,250

Security	Par (000)	Value

Mining (continued)
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/29/20)(a)	$5,617	$5,390,635
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	465	470,813
New Gold Inc., 6.25%, 11/15/22 (Call 05/06/20)(a)(b)	3,646	3,624,534
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 05/11/20)(a)	4,650	453,375

		90,296,735

Office & Business Equipment — 1.1%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	1,595	1,621,940
5.50%, 12/01/24 (Call 06/01/24)	5,900	6,289,459
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	1,286	1,107,567
4.63%, 03/15/24 (Call 12/15/23)(b)	3,500	2,668,750
5.70%, 04/01/23 (Call 03/01/23)	2,491	2,033,279
Xerox Corp.
2.75%, 09/01/20	3,821	3,804,283
3.50%, 08/20/20	3,775	3,762,731
4.13%, 03/15/23 (Call 02/15/23)	10,076	10,025,620
4.50%, 05/15/21	10,099	10,106,221

		41,419,850

Oil & Gas — 4.2%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	323	299,617
6.00%, 07/01/22 (Call 05/29/20)(a)	3,787	3,582,502
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	6,034	602,736
Antero Resources Corp.
5.13%, 12/01/22 (Call 05/29/20)	7,300	4,927,500
5.38%, 11/01/21 (Call 05/29/20)(b)	9,993	8,968,717
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 05/29/20)(a)	9,318	7,431,105
Callon Petroleum Co., 6.13%, 10/01/24 (Call 05/29/20)	4,701	875,561
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 05/29/20)(b)	3,784	3,206,940
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	13,205	11,884,500
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 05/29/20)(a)	6,236	5,939,790
CNX Resources Corp., 5.88%, 04/15/22 (Call 05/29/20)	8,703	8,648,606
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	6,205	5,066,010
Denbury Resources Inc., 9.00%, 05/15/21 (Call 05/29/20)(a)(b)	5,975	1,086,853
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 05/29/20)	3,068	905,060
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 05/29/20)(a)	5,163	2,892,571
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	4,747	2,943,615
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)(b)	4,857	2,064,225
MEG Energy Corp.
6.50%, 01/15/25 (Call 05/29/20)(a)	5,100	4,130,745
7.00%, 03/31/24 (Call 05/29/20)(a)(b)	6,619	4,659,398
Montage Resources Corp., 8.88%, 07/15/23 (Call 05/29/20)	5,336	4,403,801
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	455	365,174
6.88%, 08/15/24 (Call 05/29/20)	4,693	3,332,030
Nabors Industries Inc., 5.50%, 01/15/23 (Call 11/15/22)	335	100,446

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil &Gas (continued)
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 05/29/20)	$8,255	$1,217,613
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 05/29/20)(a)	6,768	6,110,150
PDC Energy Inc., 6.13%, 09/15/24 (Call 05/29/20)(b)	3,679	2,894,269
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	4,500	3,251,250
QEP Resources Inc., 6.88%, 03/01/21	3,520	1,874,400
Range Resources Corp. 5.00%, 08/15/22 (Call 05/15/22)(b)	5,267	4,806,138
5.00%, 03/15/23 (Call 12/15/22)(b)	7,334	6,362,245
Seven Generations Energy Ltd. 6.75%, 05/01/23 (Call 05/29/20)(a)	4,007	3,598,774
6.88%, 06/30/23 (Call 05/29/20)(a)	4,101	3,672,259
SM Energy Co. 5.00%, 01/15/24 (Call 05/29/20)	1,890	583,065
6.13%, 11/15/22 (Call 05/29/20)(b)	4,976	1,990,400
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)(b)	8,834	7,757,356
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 05/29/20)	10,167	9,944,546
Teine Energy Ltd., 6.88%, 09/30/22 (Call 05/29/20)(a)	3,282	3,134,310
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	3,729	2,859,761
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	5,472	4,147,320
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	6,449	5,691,243
8.25%, 08/01/23 (Call 06/01/23)	4,045	3,807,912

		162,020,513

Oil & Gas Services — 0.6%
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/29/20)	3,617	1,110,290
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	3,894	2,002,976
SESI LLC, 7.13%, 12/15/21 (Call 05/29/20)(a)	5,987	2,737,366
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	20,778	15,375,720

		21,226,352

Packaging & Containers — 3.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 05/11/20)(a)(b)	6,695	6,730,483
5.25%, 04/30/25 (Call 04/30/22)(a)	2,230	2,288,493
6.00%, 02/15/25 (Call 05/11/20)(a)(b)	16,062	16,080,793
Ball Corp. 4.00%, 11/15/23	10,132	10,481,554
5.00%, 03/15/22(b)	6,197	6,491,358
Berry Global Inc. 5.13%, 07/15/23 (Call 05/29/20)(b)	7,238	7,283,237
5.50%, 05/15/22 (Call 05/29/20)	5,004	4,989,049
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	10,221	10,478,569
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 05/29/20)(a)(b)	5,884	5,724,073
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)(b)	2,957	2,976,368
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/24 (Call 05/29/20)(a)	13,815	12,774,730
7.25%, 04/15/25 (Call 05/29/20)(a)(b)	2,900	2,269,250

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)	$5,346	$5,401,064
5.88%, 08/15/23(a)(b)	7,329	7,514,460
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 05/29/20)(a)	16,288	16,328,720
7.00%, 07/15/24 (Call 05/29/20)(a)	8,158	8,188,185
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)	3,877	4,015,797
5.13%, 12/01/24 (Call 09/01/24)(a)	4,485	4,720,463
5.25%, 04/01/23 (Call 01/01/23)(a)	4,348	4,500,180

		139,236,826

Pharmaceuticals — 3.7%
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 05/29/20)(a)	2,158	2,147,210
5.88%, 05/15/23 (Call 05/29/20)(a)(b)	571	566,718
6.13%, 04/15/25 (Call 05/29/20)(a)	9,000	9,137,700
6.50%, 03/15/22 (Call 05/29/20)(a)(b)	9,021	9,199,616
7.00%, 03/15/24 (Call 05/29/20)(a)	18,901	19,683,879
Elanco Animal Health Inc. 4.66%, 08/27/21	5,271	5,377,474
5.02%, 08/28/23 (Call 07/28/23)(b)	8,100	8,641,242
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 06/01/20)(a)(b)	14,277	10,666,175
6.00%, 02/01/25 (Call 06/01/20)(a)(b)	11,400	8,151,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 05/29/20)(a)(b)	5,500	2,303,813
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	19,020	18,668,130
2.80%, 07/21/23	29,281	26,818,468
6.00%, 04/15/24 (Call 01/15/24)	11,691	11,615,593
7.13%, 01/31/25 (Call 10/31/24)(a)	9,886	10,239,919

		143,216,937

Pipelines — 2.3%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 05/29/20)(a)	4,656	4,244,720
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 05/14/20)	6,745	5,240,865
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 05/29/20)(a)	7,926	6,554,519
Buckeye Partners LP 4.13%, 03/01/25 (Call 02/01/25)(a)	673	622,525
4.15%, 07/01/23 (Call 04/01/23)	5,159	4,823,665
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 05/14/20)	6,410	4,705,196
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	4,838	3,967,160
4.75%, 09/30/21 (Call 06/30/21)(a)	4,786	4,510,805
4.95%, 04/01/22 (Call 01/01/22)	3,512	3,192,260
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	4,348	2,739,327
Genesis Energy LP/Genesis Energy Finance Corp. 5.63%, 06/15/24 (Call 05/29/20)	2,350	1,972,825
6.00%, 05/15/23 (Call 05/29/20)	4,674	4,066,380
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 05/29/20)	2,260	904,000
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 05/29/20)	4,984	3,361,409
NuStar Logistics LP, 4.80%, 09/01/20	4,425	4,296,400

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/29/20)	$5,489	$4,184,447
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)	5,223	4,009,738
5.50%, 09/15/24 (Call 05/29/20)(a)	6,805	5,150,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/29/20)	6,934	6,292,189
5.13%, 02/01/25 (Call 05/29/20)	4,800	4,267,771
5.25%, 05/01/23 (Call 05/29/20)	5,940	5,620,725
6.75%, 03/15/24 (Call 05/29/20)	5,404	5,109,892

		89,836,842

Real Estate — 0.7%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 05/29/20)(a)	5,550	5,379,837
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/29/20)	11,350	10,858,545
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	5,738	5,287,926
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	3,312	2,518,378
5.25%, 12/01/21 (Call 05/29/20)(a)	5,766	4,840,442

		28,885,128

Real Estate Investment Trusts — 3.8%
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 07/15/24 (Call 07/15/21)(a)(b)	5,215	5,201,963
6.00%, 04/15/25 (Call 04/15/22)(a)	3,715	3,715,000
Iron Mountain Inc. 4.38%, 06/01/21 (Call 05/11/20)(a)	5,123	5,123,000
5.75%, 08/15/24 (Call 05/11/20)	10,148	9,970,309
6.00%, 08/15/23 (Call 05/11/20)(b)	6,233	6,310,913
iStar Inc. 4.25%, 08/01/25 (Call 05/01/25)	1,801	1,437,295
4.75%, 10/01/24 (Call 07/01/24)	5,630	4,672,900
5.25%, 09/15/22 (Call 05/29/20)	4,361	3,924,458
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	5,319	4,399,055
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)(b)	10,183	10,337,883
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 05/29/20)	5,059	5,226,183
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 05/29/20)	3,742	3,461,350
SBA Communications Corp. 4.00%, 10/01/22 (Call 05/29/20)	7,446	7,485,464
4.88%, 09/01/24 (Call 05/29/20)	11,782	12,145,749
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)(b)	5,061	4,864,886
4.75%, 03/15/25 (Call 09/15/24)(b)	3,900	3,323,193
5.00%, 12/15/21 (Call 09/15/21)	7,450	7,026,798
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 05/29/20)(a)(b)	5,750	4,456,646
7.88%, 02/15/25 (Call 02/15/22)(a)	23,205	22,349,200
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/29/20)(a)(b)	4,779	4,481,746
8.25%, 10/15/23 (Call 05/29/20)(b)	9,486	7,870,534
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	7,745	7,275,480

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	$7,030	$3,764,565

		148,824,570

Retail — 4.8%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/29/20)(a)	14,686	14,690,553
5.75%, 04/15/25 (Call 04/15/22)(a)	4,755	5,025,464
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,371	2,819,252
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	6,234	6,052,840
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 05/29/20)(a)(b)	3,870	3,492,675
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	7,220	6,529,768
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/29/20)	2,435	1,963,219
6.75%, 01/15/22 (Call 05/29/20)	2,391	1,902,590
6.75%, 06/15/23 (Call 05/14/20)(b)	2,680	2,144,000
10.00%, 04/15/25 (Call 04/15/22)(a)	1,350	1,426,815
GameStop Corp., 6.75%, 03/15/21 (Call 05/29/20)(a)(b)	3,214	2,522,990
Gap Inc. (The) 5.95%, 04/12/21 (Call 01/12/21)	3,141	3,227,377
8.38%, 05/15/23(a)	2,145	2,233,910
8.63%, 05/15/25 (Call 05/15/22)(a)	5,835	6,024,637
Golden Nugget Inc., 6.75%, 10/15/24 (Call 05/29/20)(a)	13,539	10,518,720
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 05/29/20)(b)	5,076	4,844,703
Guitar Center Inc., 9.50%, 10/15/21 (Call 05/29/20)(a)	5,954	4,016,449
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 05/29/20)(a)	2,629	1,204,882
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 05/29/20)(a)(b)	9,833	10,127,007
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	3,508	3,191,027
L Brands Inc. 5.63%, 02/15/22	8,576	7,546,880
5.63%, 10/15/23	5,163	4,207,845
6.63%, 04/01/21	2,960	2,727,078
Party City Holdings Inc., 6.13%, 08/15/23 (Call 05/29/20)(a)(b)	3,066	306,600
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 05/29/20)	5,151	4,904,181
PetSmart Inc., 7.13%, 03/15/23 (Call 05/29/20)(a)	19,003	18,195,372
QVC Inc. 4.38%, 03/15/23(b)	7,522	7,154,550
4.45%, 02/15/25 (Call 11/15/24)(b)	4,957	4,528,715
4.85%, 04/01/24(b)	6,300	5,984,370
5.13%, 07/02/22	4,566	4,429,020
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 05/29/20)(a)(b)	3,944	3,956,825
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/29/20)(a)	10,850	9,901,710
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 05/29/20)	5,192	5,077,344
Yum! Brands Inc. 3.75%, 11/01/21 (Call 08/01/21)(b)	3,344	3,337,730
3.88%, 11/01/20 (Call 08/01/20)	3,158	3,155,632
7.75%, 04/01/25 (Call 04/01/22)(a)	5,515	6,032,721

		185,405,451

Software — 2.7%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	5,234	5,456,445

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/20)(a)(b)	$7,505	$7,403,232
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 05/29/20)(a)(b)	7,268	7,649,570
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/26/20)(b)	15,729	15,717,990
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/20)(a)	4,750	4,346,250
PTC Inc. 3.63%, 02/15/25 (Call 02/15/22)(a)	5,330	5,244,027
6.00%, 05/15/24 (Call 05/15/20)(b)	4,232	4,353,670
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/29/20)(a)(b)	11,850	11,694,409
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/29/20)(a)	2,210	1,332,906
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 05/29/20)(a)(b)	3,658	3,590,937
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/29/20)(a)(b)	19,879	19,779,605
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 05/29/20)(a)(b)	4,940	4,977,149
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 05/11/20)(a)	4,066	3,935,075
10.50%, 02/01/24 (Call 05/11/20)(a)(b)	8,617	7,654,194

		103,135,459

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/29/20)(a)(b)	3,039	2,963,025

Telecommunications — 9.5%
CenturyLink Inc. 5.63%, 04/01/25 (Call 01/01/25)	1,000	1,005,000
Series S, 6.45%, 06/15/21	11,927	12,180,449
Series T, 5.80%, 03/15/22	14,068	14,384,249
Series W, 6.75%, 12/01/23	7,752	8,136,145
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	9,983	10,831,555
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 05/29/20)(a)	6,624	6,688,153
CommScope Inc. 5.00%, 06/15/21 (Call 05/11/20)(a)	189	186,165
5.50%, 03/01/24 (Call 03/01/21)(a)	12,830	12,830,000
5.50%, 06/15/24 (Call 05/11/20)(a)	6,718	6,011,510
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 05/29/20)(b)	5,414	4,913,205
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	4,286	4,295,086
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	9,149	7,517,642
GTT Communications Inc., 7.88%, 12/31/24 (Call 05/29/20)(a)	5,099	3,031,508
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	4,320	3,753,000
Hughes Satellite Systems Corp., 7.63%, 06/15/21	9,249	9,594,543
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/29/20)	13,670	7,279,275
8.00%, 02/15/24 (Call 05/29/20)(a)	12,318	12,586,532
8.50%, 10/15/24 (Call 10/15/20)(a)	14,607	8,252,955
9.50%, 09/30/22(a)	4,460	4,941,626
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 05/29/20)(b)	7,067	7,050,393
5.38%, 08/15/22 (Call 05/29/20)	8,253	8,250,371
5.38%, 01/15/24 (Call 05/29/20)	9,225	9,294,188
5.63%, 02/01/23 (Call 05/29/20)(b)	5,011	5,006,089

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Metropolitan Light Co. Ltd. 5.50%, 11/21/22 (Call 11/21/20)(a)	$4,763	$4,732,742
Nokia OYJ, 3.38%, 06/12/22(b)	5,287	5,314,174
Plantronics Inc., 5.50%, 05/31/23 (Call 05/29/20)(a)	5,213	4,182,390
Qwest Corp., 6.75%, 12/01/21(b)	9,764	10,178,970
Sprint Communications Inc. 6.00%, 11/15/22	15,745	16,622,469
7.00%, 08/15/20	10,652	10,743,144
11.50%, 11/15/21	6,612	7,388,910
Sprint Corp. 7.13%, 06/15/24(b)	17,621	19,779,573
7.25%, 09/15/21	15,925	16,701,344
7.63%, 02/15/25 (Call 11/15/24)(b)	8,077	9,288,550
7.88%, 09/15/23	29,582	33,245,731
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	14,709	15,181,207
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	9,955	10,253,650
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	3,742	3,826,195
6.00%, 03/01/23 (Call 05/11/20)	12,612	12,612,000
6.00%, 04/15/24 (Call 05/11/20)	8,235	8,388,033
6.38%, 03/01/25 (Call 05/11/20)	833	857,815
6.50%, 01/15/24 (Call 05/11/20)(b)	10,259	10,501,625

		367,818,161

Transportation — 1.0%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 05/29/20)(a)(b)	4,184	3,494,937
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	6,449	5,787,977
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 05/29/20)(a)	4,236	4,094,359
XPO Logistics Inc. 6.13%, 09/01/23 (Call 05/29/20)(a)	5,258	5,323,725
6.25%, 05/01/25 (Call 05/01/22)(a)	2,440	2,470,500
6.50%, 06/15/22 (Call 05/29/20)(a)(b)	8,523	8,557,092
6.75%, 08/15/24 (Call 08/15/21)(a)	10,171	10,472,061

		40,200,651

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 05/29/20)(a)(b)	7,505	6,763,131

Total Corporate Bonds & Notes — 98.9% (Cost: $4,145,903,063)		3,840,755,190

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(e)(f)	9	0	(g)

Total Warrants — 0.0% (Cost $0)		0	(g)

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(h)(i)(j)	311,008	311,350,433

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(h)(i)	35,449	$35,449,000

		346,799,433

Total Short-Term Investments — 8.9% (Cost: $346,453,976)		346,799,433

Total Investments in Securities — 107.8% (Cost: $4,492,357,039)		4,187,554,623

Other Assets, Less Liabilities — (7.8)%		(301,935,580)

Net Assets — 100.0%		$3,885,619,043

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Rounds to less than $1.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	516,680	(205,672)	311,008	$311,350,433	$2,395,394	(b)	$(38,052)	$136,701
BlackRock Cash Funds: Treasury, SL Agency Shares	152,413	(116,964)	35,449	35,449,000	691,896		—	—

				$346,799,433	$3,087,290		$(38,052)	$136,701

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$3,840,755,190	$—		$3,840,755,190
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	346,799,433	—	—		346,799,433

	$346,799,433	$3,840,755,190	$0	(a)	$4,187,554,623

(a)	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp. 3.75%, 02/15/28 (Call 02/15/23)(a)	$2,764	$2,544,607
4.00%, 02/15/30 (Call 02/15/25)(a)	1,545	1,413,675
5.00%, 05/01/23 (Call 05/29/20)	1,661	1,661,000
5.75%, 02/01/26 (Call 02/01/21)(b)	2,849	2,897,718
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/29/20)(a)(b)	3,628	2,811,700
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,666	1,182,860
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.63%, 03/15/30 (Call 03/15/25)(a)	2,344	2,144,760
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	2,653	2,533,350
5.63%, 02/15/24 (Call 05/29/20)	1,485	1,473,863
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	3,971	3,276,075

		21,939,608

Aerospace & Defense — 2.2%
Bombardier Inc. 5.75%, 03/15/22(a)(b)	2,182	1,636,500
6.00%, 10/15/22 (Call 05/29/20)(a)	4,151	3,113,250
6.13%, 01/15/23(a)	5,523	3,948,945
7.45%, 05/01/34(a)(b)	883	547,460
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	4,122	2,739,481
7.50%, 03/15/25 (Call 05/29/20)(a)(b)	5,887	3,797,115
7.88%, 04/15/27 (Call 04/15/22)(a)	8,055	5,215,613
8.75%, 12/01/21(a)	4,231	3,520,192
F-Brasile SpA/F-Brasile US LLC, 7.38%, 08/15/26 (Call 08/15/22)(a)	1,000	682,500
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	5,172	4,973,602
5.87%, 02/23/22	3,462	3,530,763
5.90%, 02/01/27(b)	2,446	2,350,312
5.95%, 02/01/37(b)	2,562	2,401,789
6.75%, 01/15/28	1,354	1,313,380
6.88%, 05/01/25 (Call 04/01/25)	940	958,579
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)(b)	1,285	1,253,389
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	2,185	2,048,438
Signature Aviation U.S. Holdings Inc. 4.00%, 03/01/28 (Call 03/01/23)(a)	2,599	2,209,150
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	2,060	1,900,350
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)(b)	1,425	1,298,531
3.95%, 06/15/23 (Call 05/15/23)	1,443	1,246,391
4.60%, 06/15/28 (Call 03/15/28)(b)	2,927	2,312,330
7.50%, 04/15/25 (Call 04/15/22)(a)	1,342	1,321,870
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	4,222	4,483,764
TransDigm Inc. 5.50%, 11/15/27 (Call 11/15/22)(a)	10,735	9,071,075
6.25%, 03/15/26 (Call 03/15/22)(a)	17,575	17,201,531
6.38%, 06/15/26 (Call 06/15/21)(b)	4,063	3,477,115
6.50%, 07/15/24 (Call 05/29/20)	4,826	4,458,018
6.50%, 05/15/25 (Call 05/29/20)	2,841	2,542,695
7.50%, 03/15/27 (Call 03/15/22)	2,205	2,007,212
8.00%, 12/15/25 (Call 04/08/22)(a)	1,935	2,012,400
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	2,132	1,822,860
Triumph Group Inc. 5.25%, 06/01/22 (Call 05/29/20)	1,034	798,765

Security	Par (000)	Value

Aerospace & Defense (continued)
6.25%, 09/15/24 (Call 09/15/20)(a)	$2,619	$2,069,010
7.75%, 08/15/25 (Call 08/15/20)(b)	1,856	1,204,080

		105,468,455

Agriculture — 0.2%
Aragvi Finance International DAC, 12.00%, 04/09/24(a)(b)	809	724,419
Cooke Omega Investments Inc./Alpha VesselCo. Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	1,575	1,575,000
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	2,270	2,289,862
Pyxus International Inc., 9.88%, 07/15/21 (Call 05/29/20)	1,268	228,240
Vector Group Ltd. 6.13%, 02/01/25 (Call 05/29/20)(a)	2,779	2,695,630
10.50%, 11/01/26 (Call 11/01/21)(a)	2,558	2,353,360

		9,866,511

Airlines — 0.3%
Air Canada, 7.75%, 04/15/21(a)	689	671,775
American Airlines Group Inc. 3.75%, 03/01/25(a)	1,080	497,448
5.00%, 06/01/22(a)	2,576	1,452,091
Delta Air Lines Inc. 2.90%, 10/28/24 (Call 09/28/24)	3,000	2,368,849
3.63%, 03/15/22 (Call 02/15/22)	2,022	1,804,699
3.75%, 10/28/29 (Call 07/28/29)	2,000	1,396,330
3.80%, 04/19/23 (Call 03/19/23)	1,500	1,287,046
4.38%, 04/19/28 (Call 01/19/28)	2,000	1,478,601
United Airlines Holdings Inc. 4.25%, 10/01/22	1,970	1,632,539
4.88%, 01/15/25(b)	1,594	1,163,620
5.00%, 02/01/24	890	680,405
Virgin Australia Holdings Ltd. 7.88%, 10/15/21(a)(b)	1,320	211,200
8.13%, 11/15/24 (Call 05/15/24)(a)(b)	1,755	263,250

		14,907,853

Apparel — 0.4%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	3,048	3,047,047
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	4,220	4,247,008
5.38%, 05/15/25 (Call 05/15/22)(a)	1,265	1,265,000
Levi Strauss & Co. 5.00%, 05/01/25 (Call 05/29/20)(b)	2,101	2,120,224
5.00%, 05/01/25 (Call 05/29/20)(a)	600	605,490
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(a)	84	65,661
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	2,633	2,372,397
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	2,249	2,279,946
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)(b)	942	903,143

		16,905,916

Auto Manufacturers — 2.7%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)	1,517	1,410,810
5.00%, 10/01/24 (Call 05/11/20)(a)	4,306	4,133,760
5.88%, 06/01/29 (Call 06/01/24)(a)	2,062	1,999,171
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 05/29/20)(a)(b)	1,575	1,201,725
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 05/29/20)(a)	2,745	2,274,919
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	6,135	6,104,325
Ford Holdings LLC, 9.30%, 03/01/30	138	126,615

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	$2,500	$1,981,250
4.75%, 01/15/43(b)	4,000	2,550,000
5.29%, 12/08/46 (Call 06/08/46)	3,752	2,544,344
6.38%, 02/01/29	752	624,386
6.63%, 10/01/28	2,235	1,855,050
7.45%, 07/16/31(b)	3,500	2,922,500
8.50%, 04/21/23	5,070	5,000,287
9.00%, 04/22/25 (Call 03/22/25)	6,540	6,368,325
9.63%, 04/22/30 (Call 01/22/30)	2,615	2,605,246
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	3,468	3,155,880
3.09%, 01/09/23	4,829	4,344,591
3.10%, 05/04/23(b)	3,886	3,419,680
3.22%, 01/09/22	2,165	2,024,275
3.34%, 03/28/22 (Call 02/28/22)	2,703	2,487,571
3.35%, 11/01/22	4,358	3,922,200
3.55%, 10/07/22	1,000	915,300
3.66%, 09/08/24	2,665	2,285,238
3.81%, 10/12/21	2,000	1,880,000
3.81%, 01/09/24 (Call 11/09/23)(b)	2,665	2,365,187
3.82%, 11/02/27 (Call 08/02/27)(b)	2,666	2,092,810
4.06%, 11/01/24 (Call 10/01/24)(b)	5,329	4,636,230
4.13%, 08/04/25	4,841	4,109,670
4.14%, 02/15/23 (Call 01/15/23)	3,349	3,089,452
4.25%, 09/20/22	1,000	922,800
4.27%, 01/09/27 (Call 11/09/26)(b)	3,097	2,632,450
4.38%, 08/06/23	2,885	2,625,350
4.39%, 01/08/26	3,964	3,453,635
4.54%, 08/01/26 (Call 06/01/26)	2,665	2,285,238
4.69%, 06/09/25 (Call 04/09/25)(b)	2,482	2,190,365
5.11%, 05/03/29 (Call 02/03/29)(b)	3,000	2,538,300
5.58%, 03/18/24 (Call 02/18/24)(b)	3,000	2,820,000
5.60%, 01/07/22(b)	2,875	2,795,937
5.88%, 08/02/21	2,000	1,980,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2,071	1,278,843
5.63%, 02/01/23 (Call 05/29/20)(a)(b)	2,150	1,752,250
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 04/15/21)(a)(b)	1,300	1,261,000
Mclaren Finance PLC, 5.75%, 08/01/22
(Call 05/29/20)(a)(b)	1,272	889,510
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	4,565	3,915,400
9.50%, 05/01/25 (Call 05/01/22)(a)	750	787,500
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	7,381	7,196,475
Wabash National Corp., 5.50%, 10/01/25
(Call 10/01/20)(a)(b)	1,437	1,178,340

		126,934,190

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/21)(a)	3,561	2,656,506
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	3,457	3,439,715
9.00%, 04/15/25 (Call 04/15/22)(a)	260	271,050
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 05/29/20)(b)	2,679	2,040,058
6.25%, 03/15/26 (Call 03/15/21)(b)	1,323	985,635
6.50%, 04/01/27 (Call 04/01/22)	2,609	1,963,272
6.63%, 10/15/22 (Call 05/29/20)	1,264	1,055,440

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Cooper-Standard Automotive Inc., 5.63%, 11/15/26
(Call 11/15/21)(a)(b)	$1,701	$1,105,769
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 05/29/20)(a)	1,917	1,739,678
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,202	1,087,810
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)(b)	985	869,263
5.50%, 12/15/24 (Call 05/29/20)(b)	1,979	1,841,262
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/01/23)(a)	1,505	1,051,619
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	3,246	3,035,010
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	2,993	2,561,110
5.00%, 05/31/26 (Call 05/31/21)	3,458	3,008,460
5.13%, 11/15/23 (Call 05/29/20)	4,347	4,072,704
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	2,126	1,807,100
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(b)(c)	1,961	1,686,460
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(a)(b)(c)	1,392	1,211,040
Meritor Inc., 6.25%, 02/15/24 (Call 05/29/20)(b)	1,820	1,766,128
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	3,372	3,393,918
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,056	6,827,460
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	2,097	938,198
Titan International Inc., 6.50%, 11/30/23 (Call 05/29/20)	1,634	755,725
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	1,329	1,102,671
ZF North America Capital Inc.
4.50%, 04/29/22(a)	3,000	3,042,480
4.75%, 04/29/25(a)	3,464	3,224,291

		58,539,832

Banks — 1.7%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(b)(d)(e)	2,180	2,207,250
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)(b)	2,102	2,007,410
5.00%, 08/15/22	4,427	4,360,595
5.00%, 08/01/23	2,559	2,504,672
5.25%, 03/07/25 (Call 12/07/24)(b)	2,468	2,456,894
6.13%, 03/09/28(b)	1,874	1,920,850
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(b)(e)	5,822	5,244,833
4.50%, 04/01/25(b)	7,190	6,789,306
Deutsche Bank AG/New York NY, 4.88%, 12/01/32
(Call 12/01/27)(e)	3,326	2,983,755
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	4,111	5,179,860
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	1,938	1,608,540
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	2,226	1,892,100
10.75%, 04/01/24 (Call 04/01/21)(a)(b)	1,433	1,304,030
Goldman Sachs Capital I, 6.35%, 02/15/34	4,683	5,968,276
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	7,619	7,616,828
5.71%, 01/15/26(a)	6,287	6,423,534
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(d)(e)	1,535	1,604,075
6.66%, (Call 05/21/37)(a)(b)(d)(e)	1,727	1,899,700
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	1,191	1,146,337

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 06/15/20)(a)(b)	$1,601	$1,356,847
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)	1,590	2,170,350
Royal Bank of Scotland Group PLC, 7.65%,
(Call 09/30/31)(d)(e)	3,263	4,498,372
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(d)(e)	3,125	3,296,875
Synovus Financial Corp., 5.90%, 02/07/29
(Call 02/07/24)(e)	1,360	1,292,000
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29)(a)(e)	3,750	4,028,110

		81,761,399

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 05/11/20)(a)	3,239	3,255,195

Building Materials — 1.2%
American Woodmark Corp., 4.88%, 03/15/26
(Call 03/15/21)(a)(b)	1,320	1,230,900
BMC East LLC, 5.50%, 10/01/24 (Call 05/14/20)(a)	1,663	1,579,850
Boise Cascade Co., 5.63%, 09/01/24 (Call 05/29/20)(a)(b)	1,715	1,706,425
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	2,202	1,889,536
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	2,432	2,504,960
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)	2,569	2,182,905
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 05/29/20)(a)	949	923,662
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	3,370	3,209,925
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)(a)	1,694	1,652,328
5.00%, 01/15/28 (Call 01/15/23)(a)	1,575	1,492,313
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)	1,875	1,668,562
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,447	1,276,978
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	645	652,256
Louisiana-Pacific Corp., 4.88%, 09/15/24
(Call 05/29/20)(b)	1,645	1,588,083
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	2,152	2,049,780
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	1,177	1,141,690
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,966	1,789,060
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	778	766,330
Northwest Hardwoods Inc., 7.50%, 08/01/21
(Call 05/29/20)(a)	50	17,500
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	1,380	1,297,200
PGT Innovations Inc., 6.75%, 08/01/26
(Call 08/01/21)(a)(b)	1,578	1,557,802
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,780	3,697,596
5.00%, 02/15/27 (Call 02/15/22)(a)	1,985	1,989,962
5.38%, 11/15/24 (Call 05/29/20)(a)	4,614	4,625,535
6.00%, 10/15/25 (Call 10/15/20)(a)	4,665	4,804,950
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(a)(b)	1,442	1,395,135
6.13%, 07/15/23 (Call 05/14/20)	2,350	2,352,232
6.50%, 03/15/27 (Call 03/15/22)(a)(b)	1,300	1,287,000
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 05/29/20)(b)	2,605	2,459,771

		54,790,226

Chemicals — 2.4%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	781	815,341
6.88%, 05/15/43 (Call 02/15/43)(b)	1,269	1,357,830

Security	Par (000)	Value

Chemicals (continued)
Atotech Alpha 2 BV (9.5% PIK), 8.75%, 06/01/23
(Call 05/29/20)(a)(b)(c)	$1,581	$1,486,140
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 05/29/20)(a)	1,762	1,673,548
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 05/11/20)(a)	2,507	2,544,605
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	2,006	2,091,255
10.00%, 10/15/25 (Call 10/15/20)	2,423	2,567,653
CF Industries Inc.
3.45%, 06/01/23(b)	3,477	3,520,462
4.95%, 06/01/43(b)	2,646	2,703,868
5.15%, 03/15/34	3,306	3,438,240
5.38%, 03/15/44(b)	2,969	3,072,915
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	1,770	1,469,100
6.63%, 05/15/23 (Call 05/29/20)	4,142	3,872,770
7.00%, 05/15/25 (Call 05/29/20)(b)	3,065	2,880,180
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	1,920	1,555,200
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/14/20)(a)(b)	2,733	2,402,225
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)	3,800	3,764,850
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 04/15/21)(a)	1,427	1,373,488
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,112,426
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	1,696	1,551,840
INEOS Group Holdings SA, 5.63%, 08/01/24
(Call 05/29/20)(a)(b)	2,170	2,110,325
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)(b)	1,189	1,052,265
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	1,400	1,344,000
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)(b)	1,347	1,293,120
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	1,018	914,217
5.25%, 03/01/22(b)	1,939	1,887,707
5.25%, 12/15/29 (Call 09/15/29)(b)	1,917	1,613,739
5.65%, 12/01/44 (Call 06/01/44)	500	342,100
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(b)	1,718	1,546,200
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	4,033	3,619,617
5.00%, 05/01/25 (Call 01/31/25)(a)	1,916	1,618,254
5.25%, 08/01/23 (Call 05/29/20)(a)	1,835	1,729,488
5.25%, 06/01/27 (Call 03/03/27)(a)	4,515	3,612,000
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	1,827	1,717,380
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	2,319	2,284,583
6.63%, 04/15/23 (Call 05/29/20)(a)	2,956	2,956,457
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	2,360	2,060,752
5.13%, 09/15/27 (Call 03/15/22)(b)	2,033	1,856,942
5.63%, 08/01/29 (Call 08/01/24)(b)	2,912	2,631,720
PolyOne Corp.
5.25%, 03/15/23(b)	2,719	2,827,760
5.75%, 05/15/25 (Call 05/15/22)(a)	730	739,125
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(a)(b)	1,259	1,234,324
6.75%, 11/15/22 (Call 05/29/20)(a)	2,939	2,964,716

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 05/29/20)(a)	$2,291	$1,961,096
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 05/29/20)(a)(b)	2,102	1,118,369
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)(b)	1,905	1,924,050
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	2,484	2,326,266
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	3,707	3,030,472
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	2,137	1,800,423
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	1,551	1,372,635
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	205	206,281
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	2,853	2,581,965
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	2,940	2,859,150
4.38%, 08/15/25 (Call 08/15/20)	851	853,128
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	1,345	928,050
WR Grace &Co.-Conn
5.13%, 10/01/21(a)	2,078	2,088,390
5.63%, 10/01/24(a)(b)	1,572	1,575,930

		113,836,932

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/29/20)(a)(b)	1,423	917,835
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	872	732,480
Peabody Energy Corp.
6.00%, 03/31/22 (Call 05/29/20)(a)	742	549,080
6.38%, 03/31/25 (Call 05/29/20)(a)	1,034	612,025
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)(b)	2,900	2,211,250
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	1,312	1,230,000

		6,252,670

Commercial Services — 4.0%
ACE Cash Express Inc., 12.00%, 12/15/22
(Call 05/29/20)(a)	919	713,374
ADT Security Corp. (The)
3.50%, 07/15/22	3,684	3,591,900
4.13%, 06/15/23	3,059	3,043,705
4.88%, 07/15/32(a)	3,154	2,807,060
6.25%, 10/15/21	2,670	2,745,828
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/29/20)(a)(b)	2,272	1,068,749
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 05/11/20)(a)(b)	2,593	2,268,875
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	5,846	6,010,273
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	4,548	4,593,480
AMN Healthcare Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	1,294	1,255,180
5.13%, 10/01/24 (Call 06/11/20)(a)	1,395	1,382,027
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)	1,782	605,880
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	2,165	1,840,250
7.63%, 09/01/23 (Call 05/29/20)(b)	2,068	1,613,040
7.88%, 12/01/22 (Call 05/29/20)	2,519	2,406,678

Security	Par (000)	Value

Commercial Services (continued)
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	$2,397	$2,210,513
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	768	600,037
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 05/29/20)(a)	1,544	910,960
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,807	1,050,319
6.38%, 04/01/24 (Call 05/29/20)(a)	1,179	725,085
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	2,546	2,380,510
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	2,201	2,046,930
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/29/20)(a)(b)	1,404	1,333,800
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)(b)	1,769	1,744,411
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)	2,383	1,730,296
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 06/01/20)(a)	1,062	1,019,467
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	1,410	1,357,125
9.50%, 11/01/27 (Call 11/01/22)(a)	2,655	2,655,000
Gartner Inc., 5.13%, 04/01/25 (Call 05/11/20)(a)(b)	3,508	3,617,625
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	1,803	1,821,030
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,165	2,040,945
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	4,908	4,600,759
Hertz Corp. (The)
5.50%, 10/15/24 (Call 05/11/20)(a)	2,648	544,852
6.00%, 01/15/28 (Call 01/15/23)(a)	2,779	479,378
6.25%, 10/15/22 (Call 05/29/20)	2,952	671,580
7.13%, 08/01/26 (Call 08/01/22)(a)	2,142	433,755
7.63%, 06/01/22 (Call 05/29/20)(a)	1,896	720,480
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/29/20)(a)	4,774	4,833,675
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,806	1,696,737
Laureate Education Inc., 8.25%, 05/01/25
(Call 05/29/20)(a)(b)	3,261	3,331,111
LSC Communications Inc., 8.75%, 10/15/23
(Call 05/29/20)(a)(f)	950	57,000
Midas Intermediate Holdco II LLC/Midas Intermediate
Holdco II Finance Inc., 7.88%, 10/01/22
(Call 05/14/20)(a)(b)	1,611	1,119,645
MPH Acquisition Holdings LLC, 7.13%, 06/01/24
(Call 05/29/20)(a)	6,394	5,698,461
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 05/29/20)(a)(b)	2,588	2,497,420
5.50%, 10/01/21 (Call 05/29/20)(a)	1,375	1,359,531
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 05/29/20)(a)	9,249	9,111,282
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	3,627	3,553,336
5.75%, 04/15/26(a)	5,121	5,045,721
6.25%, 01/15/28 (Call 01/15/23)(a)	5,143	4,563,384
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	4,855	5,174,702
8.25%, 11/15/26 (Call 11/15/21)(a)	6,722	7,293,370
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 05/29/20)(a)(b)	2,298	2,320,980
RR Donnelley & Sons Co.
6.00%, 04/01/24	1,036	953,120
6.50%, 11/15/23(b)	1,699	1,524,853

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)(b)	$2,133	$2,180,374
5.13%, 06/01/29 (Call 06/01/24)	2,760	2,870,400
5.38%, 05/15/24 (Call 05/29/20)	4,121	4,182,815
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/11/20)(a)(b)	3,319	3,386,044
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	2,474	2,082,811
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/14/20)(a)(b)	2,461	1,353,058
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)(b)	3,011	2,943,252
4.00%, 07/15/30 (Call 07/15/25)	2,825	2,669,625
4.63%, 10/15/25 (Call 10/15/20)	3,183	3,127,297
4.88%, 01/15/28 (Call 01/15/23)	6,464	6,478,221
5.25%, 01/15/30 (Call 01/15/25)	3,112	3,119,780
5.50%, 07/15/25 (Call 07/15/20)(b)	3,830	3,877,875
5.50%, 05/15/27 (Call 05/15/22)	4,159	4,200,590
5.88%, 09/15/26 (Call 09/15/21)	3,985	4,094,587
6.50%, 12/15/26 (Call 12/15/21)	4,746	4,912,110
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	4,526	4,718,355
WEX Inc., 4.75%, 02/01/23 (Call 05/29/20)(a)	2,133	2,058,345
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	1,268	1,260,519

		190,291,542

Computers — 1.3%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	5,952	5,341,920
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/11/20)(a)	1,744	1,726,560
Dell Inc. 5.40%, 09/10/40	1,132	1,069,740
6.50%, 04/15/38(b)	1,566	1,609,065
7.10%, 04/15/28(b)	1,369	1,512,745
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 05/14/20)(a)	1,809	1,809,000
7.13%, 06/15/24 (Call 05/14/20)(a)	6,176	6,399,571
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 05/29/20)(b)	1,735	1,136,425
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	4,097	4,076,515
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	1,262	1,028,530
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	1,759	325,415
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)(b)	700	665,000
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)	1,530	1,419,075
NCR Corp. 5.00%, 07/15/22 (Call 05/29/20)	3,120	3,112,200
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	1,891	1,895,728
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,515	2,496,138
6.38%, 12/15/23 (Call 05/29/20)	2,895	2,931,187
8.13%, 04/15/25 (Call 04/15/22)(a)	770	816,200
Presidio Holdings Inc. 4.88%, 02/01/27 (Call 02/01/23)(a)(b)	1,887	1,858,695
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,582	1,561,118
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	1,395	1,366,137
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 06/01/25 (Call 06/01/22)(a)	680	680,000
6.75%, 06/01/25 (Call 06/01/20)(a)(b)	3,981	3,861,570
Vericast Corp. 8.38%, 08/15/22 (Call 05/29/20)(a)(b)	2,665	1,907,874

Security	Par (000)	Value

Computers (continued)
9.25%, 03/01/21 (Call 05/29/20)(a)	$387	$389,558
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 05/29/20)(a)(b)	545	558,637
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	9,457	9,654,935

		61,209,538

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 05/29/20)(a)	1,520	1,428,800
Avon International Operations Inc., 7.88%, 08/15/22 (Call 05/29/20)(a)	1,915	1,864,731
Avon Products Inc., 7.00%, 03/15/23	2,332	2,218,222
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	2,289	1,922,760
Edgewell Personal Care Co. 4.70%, 05/19/21	1,230	1,236,580
4.70%, 05/24/22(b)	2,625	2,663,430
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 05/29/20)	749	138,565
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)(b)	700	587,636

		12,060,724

Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co. Inc. 4.00%, 01/15/28 (Call 01/15/23)(a)	2,632	2,497,294
5.88%, 05/15/26 (Call 05/15/21)(a)	2,870	2,841,300
Anixter Inc. 5.13%, 10/01/21	852	864,780
5.50%, 03/01/23(b)	1,744	1,761,440
6.00%, 12/01/25 (Call 09/01/25)(b)	1,156	1,167,560
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(b)(c)	1,460	1,387,000
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	1,955	1,876,800
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	4,038	3,846,599
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)(b)	3,325	3,391,168
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(b)	2,144	2,139,283
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	4,201	3,577,992
Performance Food Group Inc. 5.50%, 06/01/24 (Call 05/11/20)(a)	1,717	1,674,075
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	4,809	4,568,646
6.88%, 05/01/25 (Call 05/01/22)(a)	170	172,975
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,694	1,482,250
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	1,912	1,897,660
Wolverine Escrow LLC 8.50%, 11/15/24 (Call 11/15/21)(a)	2,504	1,759,060
9.00%, 11/15/26 (Call 11/15/22)(a)	3,861	2,676,831
13.13%, 11/15/27 (Call 11/15/22)(a)	1,900	1,121,000

		40,703,713

Diversified Financial Services — 2.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	1,645	1,247,404
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	3,250	2,169,375
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	2,210	1,951,806
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	4,308	4,415,700
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)(b)	1,014	866,970
Credit Acceptance Corp. 5.13%, 12/31/24 (Call 12/31/21)(a)(b)	1,638	1,437,345

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)	$ 1,702	$ 1,531,800
6.63%, 03/15/26 (Call 03/15/22)(b)
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	2,703	2,158,345
Enova International Inc. 8.50%, 09/01/24 (Call 09/01/20)(a)	680	591,600
8.50%, 09/15/25 (Call 09/15/21)(a)(b)	1,536	1,328,640
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	2,018	1,917,100
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(c)	6,884	4,164,820
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	2,373	2,106,038
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/26 (Call 06/01/22)(a)(b)	1,575	1,421,438
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	1,775	1,553,125
LPL Holdings Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	1,937	1,849,835
5.75%, 09/15/25 (Call 05/11/20)(a)	3,482	3,429,770
Nationstar Mortgage Holdings Inc. 6.00%, 01/15/27 (Call 01/15/23)(a)	2,445	2,085,830
8.13%, 07/15/23 (Call 07/15/20)(a)	4,268	4,097,280
9.13%, 07/15/26 (Call 07/15/21)(a)	2,858	2,732,962
Navient Corp. 5.00%, 03/15/27 (Call 09/15/26)(b)	2,835	2,387,070
5.50%, 01/25/23	4,337	4,022,567
5.63%, 08/01/33	2,398	1,810,490
5.88%, 10/25/24	2,261	2,057,510
6.13%, 03/25/24	3,365	3,095,800
6.50%, 06/15/22(b)	3,877	3,750,997
6.63%, 07/26/21	2,291	2,279,545
6.75%, 06/25/25(b)	2,266	2,096,050
6.75%, 06/15/26	1,867	1,684,968
7.25%, 01/25/22	2,894	2,836,120
7.25%, 09/25/23	2,291	2,193,632
NFP Corp. 6.88%, 07/15/25 (Call 07/15/20)(a)(b)	2,320	2,215,600
8.00%, 07/15/25 (Call 07/15/20)(a)	1,373	1,277,165
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 05/29/20)(a)(b)	1,363	1,015,435
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 05/29/20)(a)	1,788	1,727,691
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	3,584	3,479,347
5.75%, 05/01/25 (Call 05/29/20)(a)	5,860	5,742,800
Springleaf Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)	3,371	2,798,570
5.63%, 03/15/23	3,398	3,228,100
6.13%, 05/15/22	4,038	3,987,525
6.13%, 03/15/24 (Call 09/15/23)	5,432	5,077,236
6.63%, 01/15/28 (Call 07/15/27)	2,951	2,604,257
6.88%, 03/15/25(b)	4,751	4,493,021
7.13%, 03/15/26	6,226	5,868,005
7.75%, 10/01/21	1,850	1,840,750
8.25%, 10/01/23(b)	1,613	1,588,805
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 05/29/20)(a)(b)	1,764	1,327,410
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 05/29/20)(a)	1,118	916,760

		120,460,409

Security	Par (000)	Value

Electric — 2.3%
AES Corp. (The) 4.50%, 03/15/23 (Call 05/29/20)	$2,188	$2,183,011
4.88%, 05/15/23 (Call 05/29/20)(b)	3,132	3,154,864
5.13%, 09/01/27 (Call 09/01/22)(b)	1,786	1,861,905
5.50%, 04/15/25 (Call 05/29/20)(b)	2,144	2,197,600
6.00%, 05/15/26 (Call 05/15/21)	3,244	3,406,200
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)	5,243	5,083,613
5.13%, 03/15/28 (Call 03/15/23)(a)	5,633	5,492,175
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	4,562	4,640,375
5.50%, 02/01/24 (Call 05/29/20)	2,676	2,652,585
5.75%, 01/15/25 (Call 05/29/20)	4,879	4,854,410
Clearway Energy Operating LLC 4.75%, 03/15/28 (Call 03/15/23)(a)	2,209	2,247,657
5.00%, 09/15/26 (Call 09/15/21)(b)	1,846	1,855,230
5.75%, 10/15/25 (Call 10/15/21)	2,292	2,360,531
DPL Inc. 4.35%, 04/15/29 (Call 01/15/29)(b)	1,434	1,396,315
7.25%, 10/15/21 (Call 07/15/21)	400	402,700
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)(b)	2,331	2,377,620
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	4,506	4,762,865
InterGen NV, 7.00%, 06/30/23 (Call 05/29/20)(a)	2,043	1,813,163
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	947	970,864
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(a)	2,295	2,268,378
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	2,805	2,854,929
4.25%, 09/15/24 (Call 07/15/24)(a)	1,777	1,803,655
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	2,252	2,311,115
NRG Energy Inc. 5.25%, 06/15/29 (Call 06/15/24)(a)	3,328	3,560,960
5.75%, 01/15/28 (Call 01/15/23)(b)	2,923	3,142,225
6.63%, 01/15/27 (Call 07/15/21)(b)	4,813	5,137,877
7.25%, 05/15/26 (Call 05/15/21)	4,832	5,194,400
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	961	967,986
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	2,386	1,646,340
6.63%, 01/15/28 (Call 01/15/23)(a)	1,704	1,603,123
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	2,749	2,749,000
10.50%, 01/15/26 (Call 01/15/22)(a)	2,592	2,138,581
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)	1,790	1,772,100
TransAlta Corp. 4.50%, 11/15/22 (Call 08/15/22)	1,675	1,628,938
6.50%, 03/15/40(b)	1,153	1,003,110
Vistra Energy Corp., 5.88%, 06/01/23 (Call 05/29/20)(b)	2,402	2,426,020
Vistra Operations Co. LLC 5.00%, 07/31/27 (Call 07/31/22)(a)	5,490	5,599,251
5.50%, 09/01/26 (Call 09/01/21)(a)	4,103	4,224,038
5.63%, 02/15/27 (Call 02/15/22)(a)	5,029	5,293,022

		111,038,731

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	2,835	2,867,886
6.38%, 07/15/26 (Call 07/15/21)(a)	2,614	2,718,299
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	2,728	2,895,772
EnerSys 4.38%, 12/15/27 (Call 09/15/27)(a)	1,078	1,040,270
5.00%, 04/30/23 (Call 01/30/23)(a)	1,752	1,747,620

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/29/20)	$1,549	$1,525,765
5.38%, 06/15/24 (Call 05/29/20)(b)	1,700	1,572,500

		14,368,112

Electronics — 0.3%
Ingram Micro Inc. 5.00%, 08/10/22 (Call 02/10/22)	1,498	1,401,938
5.45%, 12/15/24 (Call 09/15/24)	1,997	1,910,125
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	1,799	1,807,995
Sensata Technologies BV 4.38%, 02/15/30 (Call 11/15/29)(a)	1,772	1,718,840
4.88%, 10/15/23(a)(b)	1,881	1,890,405
5.00%, 10/01/25(a)	2,913	2,897,270
5.63%, 11/01/24(a)(b)	1,712	1,737,680
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)(b)	1,300	1,241,500

		14,605,753

Energy – Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	2,635	2,760,162
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 05/29/20)(a)	1,671	1,687,710
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)	1,997	2,045,927
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	2,456	2,517,400
5.00%, 01/31/28 (Call 07/31/27)(a)	2,962	3,080,480
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	2,353	2,609,109

		14,700,788

Engineering & Construction — 0.5%
AECOM 5.13%, 03/15/27 (Call 12/15/26)	3,857	3,910,998
5.88%, 10/15/24 (Call 07/15/24)	3,625	3,835,250
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	4,090	3,026,600
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,504	1,560,400
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	1,603	1,635,236
MasTec Inc., 4.88%, 03/15/23 (Call 05/29/20)	2,025	1,994,625
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)	2,136	2,007,840
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	1,583	1,551,340
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/14/20)(a)(b)	2,132	1,678,950
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)(b)	1,176	1,058,871

		22,260,110

Entertainment — 2.2%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,275	946,688
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(b)	2,142	481,950
5.88%, 11/15/26 (Call 11/15/21)(b)	1,797	399,833
6.13%, 05/15/27 (Call 05/15/22)(b)	1,505	353,675
10.50%, 04/15/25 (Call 04/15/22)(a)	1,210	1,066,313
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	1,675	1,557,750
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)(b)	1,947	1,947,000
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	6,881	5,403,649
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	2,466	2,120,760

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 05/29/20)	$2,050	$1,916,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 04/15/22)(b)	2,008	1,787,120
5.50%, 05/01/25 (Call 05/01/22)(a)	1,360	1,360,000
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	2,055	1,913,205
5.50%, 04/01/27 (Call 04/01/22)(a)	2,467	2,373,698
Cinemark USA Inc. 4.88%, 06/01/23 (Call 05/29/20)	3,639	3,056,760
5.13%, 12/15/22 (Call 05/29/20)	1,781	1,520,618
8.75%, 05/01/25 (Call 05/01/22)(a)	430	436,450
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	2,016	1,635,581
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 05/29/20)(a)	652	245,752
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 05/29/20)(a)	242	145,200
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 05/29/20)(b)	3,450	3,312,000
6.00%, 09/15/26 (Call 09/15/21)	2,604	2,616,239
7.00%, 08/01/23 (Call 05/29/20)	1,463	1,404,480
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	2,094	1,889,835
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 05/29/20)(a)(b)	1,095	919,800
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	1,381	1,042,655
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(a)	5,877	5,733,748
6.25%, 01/15/27 (Call 07/15/26)(a)	2,970	2,887,404
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	4,614	4,521,674
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 05/29/20)(a)	1,662	1,258,965
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 05/29/20)(a)(b)	2,216	2,044,260
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	2,201	2,047,700
Live Nation Entertainment Inc. 4.75%, 10/15/27 (Call 10/15/22)(a)	3,457	2,921,165
4.88%, 11/01/24 (Call 05/04/20)(a)	2,412	2,139,142
5.63%, 03/15/26 (Call 03/15/21)(a)	1,571	1,382,480
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	1,420	1,341,900
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 05/14/20)(a)	2,115	1,200,262
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)	1,875	1,481,250
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)	1,457	1,209,310
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)	4,625	4,039,012
6.63%, 05/15/21 (Call 05/29/20)	1,066	954,070
7.00%, 05/15/28 (Call 05/15/23)(a)	2,671	1,923,120
7.25%, 11/15/29 (Call 11/15/24)(a)	2,572	1,832,550
8.25%, 03/15/26 (Call 03/15/22)(a)	4,209	3,177,795
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 05/29/20)(a)(b)	4,386	3,860,557
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	2,454	2,124,428
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	740	765,752

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	$1,435	$1,191,050
Stars Group Holdings BV/Stars Group US
Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	4,245	4,363,860
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,831	1,455,645
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	370	381,563
WMG Acquisition Corp.
5.00%, 08/01/23 (Call 05/29/20)(a)	1,465	1,472,325
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	880	900,900
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	3,365	3,154,687
7.75%, 04/15/25 (Call 04/15/22)(a)	455	463,017

		104,083,352

Environmental Control — 0.5%
Advanced Disposal Services Inc., 5.63%, 11/15/24
(Call 05/29/20)(a)(b)	1,883	1,948,905
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,172	2,242,590
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,284	1,306,470
Covanta Holding Corp.
5.88%, 03/01/24 (Call 05/29/20)	1,476	1,450,170
5.88%, 07/01/25 (Call 07/01/20)	1,730	1,673,775
6.00%, 01/01/27 (Call 01/01/22)	1,589	1,525,440
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	365	366,825
5.13%, 12/15/26 (Call 12/15/22)(a)	2,597	2,700,880
5.63%, 05/01/22 (Call 05/01/20)(a)	1,163	1,179,352
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	2,258	2,350,804
8.50%, 05/01/27 (Call 05/01/22)(a)	1,736	1,894,306
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	2,660	2,667,634
Tervita Corp., 7.63%, 12/01/21 (Call 05/29/20)(a)	2,459	1,622,940
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)(b)	2,036	2,015,640

		24,945,731

Food — 3.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	3,610	3,537,800
4.63%, 01/15/27 (Call 01/15/23)(a)	5,030	5,080,300
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	4,435	4,495,981
5.75%, 03/15/25 (Call 05/29/20)	4,637	4,764,517
5.88%, 02/15/28 (Call 08/15/22)(a)	3,158	3,299,163
6.63%, 06/15/24 (Call 05/29/20)	4,945	5,111,894
7.50%, 03/15/26 (Call 03/15/22)(a)	2,306	2,522,188
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/29/20)	3,886	3,934,575
5.25%, 09/15/27 (Call 03/01/22)(b)	2,175	2,199,099
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/29/20)(a)	2,332	2,318,754
Clearwater Seafoods Inc., 6.88%, 05/01/25
(Call 05/29/20)(a)(b)	1,007	918,898
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	1,182	1,111,080
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	1,741	1,610,425
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/29/20)(a)(b)	1,018	631,160
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	1,235	1,037,400
Ingles Markets Inc., 5.75%, 06/15/23 (Call 05/29/20)(b)	1,533	1,533,000

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	$8,420	$8,368,725
3.38%, 06/15/21	1,000	1,014,477
3.50%, 06/06/22(b)	4,285	4,403,605
3.50%, 07/15/22 (Call 05/15/22)(b)	1,505	1,538,144
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	3,725	3,817,109
3.95%, 07/15/25 (Call 04/15/25)	7,375	7,720,706
4.00%, 06/15/23 (Call 05/15/23)	3,200	3,321,601
4.38%, 06/01/46 (Call 12/01/45)	11,750	11,191,769
4.63%, 01/30/29 (Call 10/30/28)(b)	4,625	4,873,851
4.63%, 10/01/39 (Call 04/01/39)(a)	1,975	1,945,893
4.88%, 10/01/49 (Call 04/01/49)(a)	5,950	5,927,961
5.00%, 07/15/35 (Call 01/15/35)(b)	4,075	4,374,687
5.00%, 06/04/42(b)	7,792	7,915,445
5.20%, 07/15/45 (Call 01/15/45)	7,750	7,956,622
6.50%, 02/09/40(b)	3,000	3,502,813
6.75%, 03/15/32(b)	1,500	1,857,517
6.88%, 01/26/39	3,500	4,192,168
7.13%, 08/01/39(a)(b)	3,750	4,505,554
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	3,216	3,278,712
4.88%, 11/01/26 (Call 11/01/21)(a)	3,951	3,970,755
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 05/29/20)(a)	4,245	4,288,002
5.88%, 09/30/27 (Call 09/30/22)(a)	3,291	3,330,327
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	4,750	4,654,953
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	6,061	5,989,480
5.50%, 12/15/29 (Call 12/15/24)(a)	3,913	3,932,565
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	3,394	3,453,395
5.75%, 03/01/27 (Call 03/01/22)(a)	5,444	5,573,295
Safeway Inc., 7.25%, 02/01/31	1,081	1,129,645
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,106	1,990,170
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)	2,532	2,354,760
7.75%, 01/15/24 (Call 01/15/21)(a)	803	835,120
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/29/20)	1,392	1,392,000
6.00%, 02/15/24 (Call 05/29/20)(a)	2,882	2,939,640
U.S. Foods Inc.
5.88%, 06/15/24 (Call 05/29/20)(a)	2,643	2,516,982
6.25%, 04/15/25 (Call 04/15/22)(a)	1,840	1,874,500

		186,039,182

Food Service — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	1,944	1,856,520
5.00%, 04/01/25 (Call 05/29/20)(a)(b)	2,361	2,301,975
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	4,904	4,769,140
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	2,205	2,293,200

		11,220,835

Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 05/29/20)	1,408	1,369,280
5.38%, 02/01/25(a)(b)	930	871,875
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	1,731	1,536,262
6.50%, 02/01/24 (Call 05/29/20)	667	621,978
7.38%, 01/15/25 (Call 01/15/21)	2,142	2,051,822

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/29/20)(b)	$1,580	$1,304,132
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)(b)	1,635	1,618,977
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	1,142	1,347,560

		10,721,886

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	2,492	2,530,676
5.63%, 05/20/24 (Call 03/20/24)	3,170	3,233,400
5.75%, 05/20/27 (Call 02/20/27)	2,424	2,466,420
5.88%, 08/20/26 (Call 05/20/26)(b)	2,093	2,131,092
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 05/29/20)(a)	1,630	1,255,100

		11,616,688

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 05/29/20)(a)(b)	1,183	727,545
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	2,383	2,418,745
6.38%, 02/15/26 (Call 02/15/22)(a)	1,886	1,944,843
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	1,019	886,530

		5,977,663

Health Care – Products — 0.7%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	6,264	6,605,388
9.00%, 10/01/25 (Call 10/01/20)(a)	8,017	8,694,436
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)	1,895	1,918,688
5.00%, 02/15/25 (Call 05/29/20)(a)(b)	909	920,726
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	4,354	4,374,028
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,762	1,788,430
Immucor Inc., 11.13%, 02/15/22 (Call 05/29/20)(a)(b)	1,754	1,578,600
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/29/20)(a)(b)	1,544	1,405,040
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	2,699	2,457,089
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	1,970	2,019,250
4.88%, 06/01/26 (Call 06/01/21)(b)	2,018	2,048,270

		33,809,945

Health Care – Services — 6.5%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 05/29/20)	1,073	1,030,080
5.63%, 02/15/23 (Call 05/29/20)	2,895	2,771,963
6.50%, 03/01/24 (Call 05/29/20)	1,546	1,484,160
AHP Health Partners Inc., 9.75% 07/15/26 (Call 07/15/21)(a)(b)	2,036	2,015,640
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/29/20)(a)	1,700	1,581,000
Air Methods Corp., 8.00%, 05/15/25 (Call 05/29/20)(a)	867	515,865
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)(a)(b)	1,636	1,676,900
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	2,331	2,377,620
Centene Corp.
3.38% 02/15/30 (Call 02/15/25)(a)	7,350	7,405,125
4.25%, 12/15/27 (Call 12/15/22)(a)	9,530	9,970,762

Security	Par (000)	Value

Health Care – Services (continued)
4.63%, 12/15/29 (Call 12/15/24)(a)	$13,252	$14,510,940
4.75%, 05/15/22 (Call 05/29/20)	3,955	3,994,550
4.75%, 01/15/25 (Call 05/29/20)(b)	4,985	5,139,286
4.75%, 01/15/25 (Call 05/29/20)(a)	3,724	3,839,258
5.25%, 04/01/25 (Call 05/14/20)(a)(b)	5,165	5,384,512
5.38%, 06/01/26 (Call 06/01/21)(a)	7,511	7,952,647
5.38%, 08/15/26 (Call 08/15/21)(a)	3,547	3,777,910
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	2,271	2,290,871
5.50%, 04/01/26 (Call 04/01/21)(a)	2,010	2,095,224
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 05/29/20)	12,683	11,922,020
6.63%, 02/15/25 (Call 02/15/22)(a)	7,200	6,606,000
6.88%, 04/01/28 (Call 04/01/23)(a)	5,562	2,196,990
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	8,625	8,267,752
8.00%, 12/15/27 (Call 12/15/22)(a)	2,816	2,675,200
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	5,505	3,743,400
8.63%, 01/15/24 (Call 01/15/21)(a)	4,352	4,243,200
9.88%, 06/30/23 (Call 06/30/20)(a)(g)	6,936	5,101,428
DaVita Inc.
5.00%, 05/01/25 (Call 05/14/20)	6,429	6,525,435
5.13%, 07/15/24 (Call 05/14/20)(b)	7,153	7,260,295
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	2,280	2,280,000
4.75%, 02/01/30 (Call 02/01/25)	2,015	2,015,262
5.13%, 03/15/23 (Call 05/29/20)	1,465	1,457,675
5.75%, 11/01/24 (Call 05/29/20)	2,018	2,028,090
5.75%, 09/15/25 (Call 09/15/20)(b)	1,640	1,664,600
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)(b)	1,301	1,122,113
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	11,545	11,035,325
5.38%, 02/01/25	10,435	11,219,086
5.38%, 09/01/26 (Call 03/01/26)(b)	4,101	4,439,332
5.63%, 09/01/28 (Call 03/01/28)	5,443	6,031,279
5.88%, 05/01/23(b)	5,327	5,713,207
5.88%, 02/15/26 (Call 08/15/25)	6,127	6,848,761
5.88%, 02/01/29 (Call 08/01/28)(b)	4,006	4,590,075
7.50%, 11/06/33(b)	740	841,750
7.69%, 06/15/25(b)	1,217	1,387,380
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	5,031	5,181,930
5.00%, 05/15/27 (Call 05/15/22)(a)	3,819	3,922,839
LifePoint Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	2,947	2,770,180
6.75%, 04/15/25 (Call 04/15/22)(a)	775	798,560
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	1,571	1,529,761
MEDNAX Inc.
5.25%, 12/01/23 (Call 05/29/20)(a)(b)	2,991	2,826,495
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	4,042	3,659,788
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(a)(b)	1,171	1,176,855
5.38%, 11/15/22 (Call 08/15/22)(b)	2,916	3,014,415
One Call Corp., 10.00%, 10/01/24 (Call 05/14/20)(a)	108	93,150
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 05/11/20)(a)(c)	5,307	4,444,765
Quorum Health Corp., 11.63%, 04/15/23 (Call 05/29/20)(f)	1,183	205,369
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	2,921	2,782,253

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	$5,654	$6,049,780
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	5,003	4,818,389
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(a)	1,328	1,134,710
10.00%, 04/15/27 (Call 04/15/22)(a)	1,790	1,655,750
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	7,358	7,262,199
4.63%, 09/01/24 (Call 09/01/21)(a)	3,105	3,042,900
4.88%, 01/01/26 (Call 03/01/22)(a)	8,105	7,972,888
5.13%, 05/01/25 (Call 05/29/20)	5,602	5,237,870
5.13%, 11/01/27 (Call 11/01/22)(a)	5,566	5,496,425
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	6,379	6,280,763
6.75%, 06/15/23(b)	7,647	7,639,353
6.88%, 11/15/31(b)	1,556	1,345,940
7.00%, 08/01/25 (Call 08/01/20)(b)	1,936	1,799,706
7.50%, 04/01/25 (Call 04/01/22)(a)	535	575,393
8.13%, 04/01/22	11,060	11,146,268
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,042	2,021,580
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	3,241	3,038,438

		309,954,680

Holding Companies – Diversified — 0.6%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	1,695	1,771,275
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,349	1,520,977
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	3,457	3,251,378
5.25%, 05/15/27 (Call 11/15/26)	4,434	4,212,344
6.25%, 02/01/22 (Call 05/29/20)	3,994	4,033,940
6.25%, 05/15/26 (Call 05/15/22)	5,380	5,286,496
6.38%, 12/15/25 (Call 12/15/20)	3,777	3,720,345
6.75%, 02/01/24 (Call 05/29/20)(b)	1,415	1,418,538
Stena AB, 7.00%, 02/01/24(a)	1,688	1,468,560
Stena International SA
5.75%, 03/01/24(a)	1,364	1,200,320
6.13%, 02/01/25 (Call 02/01/22)(a)	1,740	1,522,500

		29,406,673

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)	1,115	908,725
6.75%, 08/01/25 (Call 08/01/20)(a)	912	770,640
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,051	1,008,960
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,591	1,225,070
6.75%, 03/15/25 (Call 05/14/20)	1,351	1,161,860
7.25%, 10/15/29 (Call 10/15/24)	1,185	924,300
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	2,440	2,003,728
6.25%, 09/15/27 (Call 09/15/22)(a)	2,664	2,437,560
6.38%, 05/15/25 (Call 05/29/20)(a)(b)	550	547,250
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)(b)	1,990	1,840,750
6.75%, 06/01/27 (Call 06/01/22)	1,687	1,450,820
Forestar Group Inc.
5.00%, 03/01/28 (Call 03/01/23)(a)	1,045	911,763
8.00%, 04/15/24 (Call 04/15/21)(a)	1,761	1,725,780

Security	Par (000)	Value

Home Builders (continued)
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	$1,387	$1,331,520
KB Home
4.80%, 11/15/29 (Call 05/15/29)(b)	1,125	1,051,875
6.88%, 06/15/27 (Call 12/15/26)(b)	1,268	1,331,400
7.00%, 12/15/21 (Call 09/15/21)(b)	2,003	2,073,105
7.50%, 09/15/22	1,656	1,771,920
7.63%, 05/15/23 (Call 11/15/22)(b)	890	926,223
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	3,202	3,214,680
4.50%, 04/30/24 (Call 01/31/24)	2,659	2,712,180
4.75%, 11/15/22 (Call 08/15/22)	2,327	2,373,540
4.75%, 05/30/25 (Call 02/28/25)	2,436	2,502,917
4.75%, 11/29/27 (Call 05/29/27)(b)	3,479	3,565,975
4.88%, 12/15/23 (Call 09/15/23)	1,930	1,978,250
5.00%, 06/15/27 (Call 12/15/26)(b)	1,210	1,246,300
5.25%, 06/01/26 (Call 12/01/25)(b)	1,293	1,344,720
5.88%, 11/15/24 (Call 05/15/24)	1,888	1,982,400
6.25%, 12/15/21 (Call 06/15/21)(b)	1,825	1,879,750
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	1,248	1,162,200
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)(a)(b)	1,795	1,570,625
5.63%, 08/01/25 (Call 08/01/20)	1,112	1,023,818
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	2,435	2,155,949
5.25%, 12/15/27 (Call 12/15/22)(a)	2,011	1,885,312
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	1,010	898,021
5.50%, 01/15/24 (Call 10/15/23)	1,087	1,101,946
6.00%, 01/15/43 (Call 10/15/42)(b)	2,135	2,060,275
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	1,502	1,434,410
6.00%, 06/01/25 (Call 03/01/25)	1,358	1,385,160
7.00%, 04/01/22(b)	1,256	1,281,120
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 05/29/20)	1,848	1,607,760
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	160	162,168
5.00%, 01/15/27 (Call 10/15/26)	2,889	3,003,693
5.50%, 03/01/26 (Call 12/01/25)	3,073	3,268,904
6.00%, 02/15/35(b)	1,065	1,126,238
6.38%, 05/15/33(b)	1,668	1,768,330
7.88%, 06/15/32(b)	892	1,025,800
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)	2,100	1,813,875
6.13%, 04/01/25 (Call 05/29/20)(a)(b)	1,066	1,007,370
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	1,393	1,260,665
5.88%, 01/31/25 (Call 05/11/20)(a)	1,929	1,813,260
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	1,926	1,771,920
6.00%, 09/01/23 (Call 09/01/20)(a)	1,805	1,744,081
6.63%, 07/15/27 (Call 07/15/22)(a)	1,428	1,288,699
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	617	579,980
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,812	1,757,640
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	1,784	1,668,040
4.35%, 02/15/28 (Call 11/15/27)	1,795	1,768,075
4.38%, 04/15/23 (Call 01/15/23)	1,424	1,427,560

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
4.88%, 11/15/25 (Call 08/15/25)(b)	$1,019	$1,029,190
4.88%, 03/15/27 (Call 12/15/26)	2,232	2,259,900
5.63%, 01/15/24 (Call 10/15/23)(b)	465	474,300
5.88%, 02/15/22 (Call 11/15/21)	1,312	1,349,720
TRI Pointe Group Inc.
4.88%, 07/01/21 (Call 06/01/21)(b)	621	608,580
5.25%, 06/01/27 (Call 12/01/26)	1,197	1,083,285
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	2,166	2,101,237
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(a)	2,280	2,274,300
7.88%, 12/15/22 (Call 05/29/20)(a)	951	964,076

		106,171,443

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	2,603	2,480,763
5.63%, 10/15/23 (Call 05/29/20)(b)	1,704	1,678,440

		4,159,203

Household Products & Wares — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 05/29/20)(a)(b)	1,560	1,548,300
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)(b)	1,267	1,279,670
6.13%, 11/15/23 (Call 05/29/20)(b)	1,933	1,952,330
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/29/20)(a)(b)	3,711	3,217,734
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	1,400	1,416,100
6.38%, 03/01/24 (Call 05/29/20)(a)(b)	2,831	2,908,853
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	937	894,835
5.75%, 07/15/25 (Call 07/15/20)(b)	4,651	4,639,372
6.13%, 12/15/24 (Call 05/29/20)	984	974,160

		18,831,354

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	1,482	1,230,060
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	1,349	1,357,431
4.35%, 04/01/23 (Call 02/01/23)	4,799	4,882,982
4.70%, 04/01/26 (Call 01/01/26)	8,631	8,648,952
5.88%, 04/01/36 (Call 10/01/35)(b)	1,441	1,509,448
6.00%, 04/01/46 (Call 10/01/45)(b)	2,751	2,830,091
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)	1,490	1,452,750
5.25%, 12/15/26 (Call 12/15/21)(b)	1,559	1,581,606
Tupperware Brands Corp., 4.75%, 06/01/21
(Call 03/01/21)(b)	1,900	760,000

		24,253,320

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	3,822	3,382,470
8.13%, 02/15/24 (Call 02/15/21)(a)	3,549	3,655,470
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	1,652	1,643,740
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	4,056	4,046,265
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	2,345	2,415,350
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	3,304	3,114,020
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	726	711,480

Security	Par (000)	Value

Insurance (continued)
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	$2,315	$2,129,800
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	2,448	2,585,700
Genworth Holdings Inc.
4.80%, 02/15/24(b)	1,952	1,649,440
4.90%, 08/15/23	1,708	1,468,880
6.50%, 06/15/34	963	794,475
7.63%, 09/24/21	2,354	2,236,300
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	1,581	1,478,235
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	5,457	5,383,058
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	1,294	1,416,930
MGIC Investment Corp., 5.75%, 08/15/23	2,054	2,012,920
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,984	1,924,480
4.88%, 03/15/27 (Call 09/15/26)	1,906	1,671,657
USI Inc./NY, 6.88%, 05/01/25 (Call 05/29/20)(a)(b)	2,598	2,604,495

		46,325,165

Internet — 1.7%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	2,146	2,174,756
EIG Investors Corp., 10.88%, 02/01/24 (Call 05/29/20)(b)	1,403	1,206,580
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)(b)	1,098	812,520
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)(b)	2,706	2,780,415
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2,095	1,958,825
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	2,115	2,051,550
5.00%, 12/15/27 (Call 12/15/22)(a)	2,048	2,144,256
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,379	1,444,503
6.38%, 06/01/24 (Call 05/29/20)	847	877,179
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	600	607,500
4.38%, 11/15/26(b)	3,856	4,051,499
4.88%, 04/15/28	6,335	6,736,829
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,194	4,449,415
5.38%, 11/15/29(a)(b)	3,119	3,425,598
5.50%, 02/15/22	3,136	3,261,440
5.75%, 03/01/24	1,280	1,391,872
5.88%, 02/15/25	3,122	3,443,066
5.88%, 11/15/28	7,833	8,857,948
6.38%, 05/15/29	3,961	4,643,876
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	1,991	2,029,028
5.00%, 04/15/25 (Call 05/11/20)(a)	4,493	4,521,081
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(a)	3,229	2,795,830
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	3,222	3,213,945
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)(b)	4,893	4,991,349
VeriSign Inc.
4.63%, 05/01/23 (Call 05/29/20)(b)	3,543	3,566,030
4.75%, 07/15/27 (Call 07/15/22)(b)	2,791	2,973,001
5.25%, 04/01/25 (Call 01/01/25)	1,915	2,099,989
		82,509,880

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.7%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	$1,237	$1,020,525
7.88%, 08/15/23 (Call 05/15/23)	2,465	2,260,134
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	2,440	2,147,200
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)(b)	2,650	2,484,375
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	1,652	1,618,115
5.20%, 07/15/21 (Call 04/15/21)	340	343,821
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	1,234	1,055,564
5.75%, 03/01/25 (Call 05/29/20)(b)	1,125	804,375
6.25%, 10/01/40	296	156,880
6.75%, 03/15/26 (Call 03/15/22)(a)	2,360	2,059,100
9.88%, 10/17/25 (Call 10/17/22)(a)	4,930	4,880,700
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)(b)	893	888,624
5.38%, 07/15/27 (Call 07/15/22)	1,182	1,155,405
5.75%, 04/15/26 (Call 04/15/21)(b)	1,813	1,794,870
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,050	892,500
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	2,839	2,920,621
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	3,316	2,108,313
6.65%, 06/01/37(b)	647	402,110
6.88%, 08/15/25 (Call 08/15/20)(b)	3,267	2,205,225

		31,198,457

Leisure Time — 0.4%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 05/29/20)(a)(b)	1,157	34,710
Carlson Travel Inc.
6.75%, 12/15/23 (Call 05/29/20)(a)	1,628	1,061,016
9.50%, 12/15/24 (Call 05/29/20)(a)	985	413,700
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	1,471	904,665
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 05/29/20)(a)	1,916	1,523,986
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	2,326	1,494,455
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	802	524,829
5.25%, 11/15/22	2,000	1,453,929
7.50%, 10/15/27	1,025	803,254
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 05/29/20)(a)(b)	2,526	2,336,550
5.38%, 04/15/23 (Call 05/29/20)(a)	2,046	1,902,780
9.25%, 04/15/25 (Call 03/16/25)(a)	335	353,291
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	3,504	2,356,440
6.25%, 05/15/25 (Call 06/01/20)(a)	849	566,708
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 05/29/20)	1,749	1,657,177
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	2,691	2,114,319

		19,501,809

Lodging — 1.8%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)(b)	1,390	764,500
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	3,995	3,441,692
6.00%, 08/15/26 (Call 08/15/21)	2,777	2,513,185
6.38%, 04/01/26 (Call 04/01/21)	3,118	2,808,383

Security	Par (000)	Value

Lodging (continued)
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 05/29/20)(a)(b)	$1,978	$1,593,358
10.75%, 09/01/24 (Call 05/29/20)(a)	2,388	1,519,962
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 05/20/20)	4,664	4,524,080
4.88%, 01/15/30 (Call 01/15/25)	4,276	4,083,580
5.13%, 05/01/26 (Call 05/01/21)	6,167	6,088,679
5.38%, 05/01/25 (Call 05/01/22)(a)	245	243,469
5.75%, 05/01/28 (Call 05/01/23)(a)	380	382,888
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	1,388	1,270,020
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 05/14/20)	4,266	4,180,680
4.88%, 04/01/27 (Call 04/01/22)	2,483	2,407,517
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)(a)	1,675	1,465,625
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	2,870	2,719,325
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,448	1,295,960
5.50%, 04/15/27 (Call 01/15/27)	2,966	2,725,012
5.75%, 06/15/25 (Call 03/15/25)	3,090	2,966,431
6.00%, 03/15/23	5,250	5,105,625
6.75%, 05/01/25 (Call 05/01/22)	1,370	1,342,764
7.75%, 03/15/22	4,362	4,436,983
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	3,212	2,569,600
5.00%, 10/01/25 (Call 10/01/20)(a)	1,822	1,519,001
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/29/20)(a)	1,179	1,003,270
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	1,729	1,508,553
4.25%, 03/01/22 (Call 12/01/21)	2,946	2,783,970
4.63%, 03/01/30 (Call 12/01/29)(a)	1,082	919,700
5.40%, 04/01/24 (Call 02/01/24)(b)	1,169	1,022,875
5.75%, 04/01/27 (Call 01/01/27)	1,905	1,666,875
6.35%, 10/01/25 (Call 07/01/25)	1,404	1,242,540
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	2,321	2,123,715
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	1,753	1,634,673
5.25%, 05/15/27 (Call 02/15/27)(a)	3,514	3,057,180
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	7,512	6,685,680

		85,617,350

Machinery — 0.5%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 05/29/20)(a)(b)	1,265	1,265,000
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,678	1,713,657
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 05/29/20)(a)(b)	1,640	1,348,900
Cloud Crane LLC, 10.13%, 08/01/24 (Call 05/29/20)(a)	2,332	2,199,076
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	1,165	990,250
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	1,740	1,583,400
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)(b)	1,157	1,035,515

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	$1,460	$1,494,018
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	2,225	2,169,375
SPX FLOW Inc.
5.63%, 08/15/24 (Call 05/29/20)(a)(b)	1,625	1,637,188
5.88%, 08/15/26 (Call 08/15/21)(a)(b)	993	1,002,930
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(a)	1,705	1,708,751
Tennant Co., 5.63%, 05/01/25 (Call 05/29/20)(b)	1,290	1,291,613
Terex Corp., 5.63%, 02/01/25 (Call 05/19/20)(a)(b)	2,334	2,117,171
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	2,693	2,511,222
Welbilt Inc., 9.50%, 02/15/24 (Call 05/29/20)	1,725	1,427,438

		25,495,504

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	1,805	1,660,600
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,493	1,494,642
Enerpac Tool Group Corp., 5.63%, 06/15/22 (Call 05/29/20)(b)	1,280	1,184,640
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	1,612	1,571,700
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)(b)	2,948	2,432,100
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	1,945	1,419,850
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,421	2,203,376
Koppers Inc., 6.00%, 02/15/25 (Call 05/29/20)(a)(b)	2,127	1,728,188
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/29/20)(a)(b)	1,763	1,639,590
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,736	1,599,101

		16,933,787

Media — 8.9%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	4,730	4,611,750
7.50%, 05/15/26 (Call 05/15/21)(a)	11,060	11,530,050
Altice Finco SA, 7.63%, 02/15/25 (Call 05/29/20)(a)(b)	1,406	1,416,545
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/29/20)	2,158	2,136,420
4.75%, 08/01/25 (Call 08/01/21)	3,381	3,088,036
5.00%, 04/01/24 (Call 05/29/20)	4,099	3,973,980
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,238	1,231,810
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 05/14/20)(a)	2,322	2,338,486
4.50%, 08/15/30 (Call 02/15/25)(a)	8,055	8,158,104
4.50%, 05/01/32 (Call 05/01/26)(a)	4,440	4,410,862
4.75%, 03/01/30 (Call 09/01/24)(a)	17,760	18,065,472
5.00%, 02/01/28 (Call 08/01/22)(a)	9,253	9,499,939
5.13%, 05/01/23 (Call 05/01/20)(a)	4,526	4,583,978
5.13%, 05/01/27 (Call 05/01/22)(a)	12,688	13,174,585
5.38%, 05/01/25 (Call 05/29/20)(a)	3,161	3,241,408
5.38%, 06/01/29 (Call 06/01/24)(a)	5,898	6,222,449
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	5,936	6,174,093
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	9,398	9,797,415
5.88%, 04/01/24 (Call 05/29/20)(a)	6,551	6,731,152
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	3,314	3,451,324
Cengage Learning Inc., 9.50%, 06/15/24 (Call 05/29/20)(a)	2,598	1,376,940

Security	Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	$4,953	$4,653,839
9.25%, 02/15/24 (Call 02/15/21)(a)	7,700	6,410,250
CSC Holdings LLC
5.25%, 06/01/24	2,610	2,714,139
5.38%, 07/15/23 (Call 05/11/20)(a)	5,228	5,286,815
5.38%, 02/01/28 (Call 02/01/23)(a)	3,970	4,079,175
5.50%, 05/15/26 (Call 05/15/21)(a)	7,478	7,757,677
5.50%, 04/15/27 (Call 04/15/22)(a)	5,461	5,677,733
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,312	9,681,570
5.88%, 09/15/22	2,639	2,747,859
6.50%, 02/01/29 (Call 02/01/24)(a)	7,027	7,676,295
6.63%, 10/15/25 (Call 10/15/20)(a)	3,666	3,834,086
6.75%, 11/15/21(b)	2,001	2,087,083
7.50%, 04/01/28 (Call 04/01/23)(a)	4,406	4,841,919
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	2,339	2,439,296
10.88%, 10/15/25 (Call 10/15/20)(a)	6,889	7,446,665
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)	2,116	1,723,482
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	12,193	9,266,680
6.63%, 08/15/27 (Call 08/15/22)(a)	6,845	3,747,637
DISH DBS Corp.
5.00%, 03/15/23	7,069	6,715,550
5.88%, 07/15/22(b)	8,179	8,200,265
5.88%, 11/15/24	7,890	7,588,918
6.75%, 06/01/21	2,972	2,960,112
7.75%, 07/01/26(b)	8,343	8,217,855
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,598	1,178,525
7.25%, 11/01/24 (Call 05/29/20)(a)	1,800	1,116,000
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/29/20)(a)(b)	1,518	1,286,505
GCI LLC
6.63%, 06/15/24 (Call 06/15/21)(a)(b)	1,470	1,521,450
6.88%, 04/15/25 (Call 05/29/20)(b)	1,659	1,712,918
Gray Television Inc.
5.13%, 10/15/24 (Call 05/11/20)(a)(b)	2,516	2,464,674
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	2,728	2,618,880
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,009	3,024,045
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)(b)	1,110	910,200
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	2,276	1,991,500
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	2,307	2,093,603
6.38%, 05/01/26 (Call 05/01/22)	2,906	2,746,170
8.38%, 05/01/27 (Call 05/01/22)	6,165	5,075,028
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	4,927	5,122,109
Liberty Interactive LLC
8.25%, 02/01/30(b)	1,997	1,765,348
8.50%, 07/15/29	1,057	909,020
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/29/20)(a)	1,707	1,092,480
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	5,260	4,507,820
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,646	1,663,777
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 05/11/20)(a)(b)	3,235	3,162,213

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	$7,506	$7,168,230
Quebecor Media Inc., 5.75%, 01/15/23	3,882	4,091,356
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 05/11/20)(a)	1,864	1,845,360
6.88%, 02/15/23 (Call 05/29/20)(a)	656	642,880
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)(b)	1,140	889,200
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	2,166	1,830,270
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	2,006	1,690,055
5.50%, 03/01/30 (Call 12/01/24)(a)	1,875	1,556,250
5.63%, 08/01/24 (Call 05/14/20)(a)	2,589	2,361,738
5.88%, 03/15/26 (Call 03/15/21)(a)(b)	1,559	1,348,535
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	4,715	4,744,469
4.63%, 05/15/23 (Call 05/29/20)(a)(b)	2,260	2,274,125
4.63%, 07/15/24 (Call 07/15/21)(a)	6,273	6,395,951
5.00%, 08/01/27 (Call 08/01/22)(a)	6,296	6,451,448
5.38%, 04/15/25 (Call 05/29/20)(a)	4,351	4,486,969
5.38%, 07/15/26 (Call 07/15/21)(a)	3,856	4,000,600
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	4,648	4,901,781
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	4,180	3,746,325
4.88%, 09/15/21 (Call 05/29/20)(a)	935	927,941
5.00%, 09/15/29 (Call 09/15/24)(a)	4,409	3,914,398
5.50%, 09/15/24 (Call 05/29/20)(a)(b)	1,307	1,313,535
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	3,600	3,672,000
Townsquare Media Inc., 6.50%, 04/01/23 (Call 05/29/20)(a)	1,621	1,433,126
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/29/20)(a)	5,138	4,881,100
5.13%, 02/15/25 (Call 05/11/20)(a)	5,087	4,463,842
6.75%, 09/15/22 (Call 05/29/20)(a)(b)	2,431	2,446,194
9.50%, 05/01/25 (Call 05/01/22)(a)	275	278,094
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	2,269	2,198,207
Urban One Inc., 7.38%, 04/15/22 (Call 05/29/20)(a)	1,853	1,570,418
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	3,285	2,991,321
6.25%, 02/28/57 (Call 02/28/27)(b)(e)	2,429	2,380,420
Videotron Ltd.
5.00%, 07/15/22	3,403	3,496,582
5.13%, 04/15/27 (Call 04/15/22)(a)	2,689	2,810,005
5.38%, 06/15/24 (Call 03/15/24)(a)	2,128	2,255,723
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 05/11/20)(a)	1,800	1,818,540
6.00%, 10/15/24 (Call 05/11/20)(a)	1,728	1,749,600
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	2,874	2,966,399
5.50%, 05/15/29 (Call 05/15/24)(a)	5,946	6,173,137
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,095	2,063,575
6.00%, 01/15/27 (Call 01/15/22)(a)	2,864	2,878,320
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	2,250	2,223,675
5.50%, 01/15/27 (Call 01/15/22)(a)	7,267	7,391,992

		425,655,649

Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)(b)	1,437	1,411,852

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 05/29/20)(a)	$3,723	$3,674,229
Hillman Group Inc. (The), 6.38%, 07/15/22
(Call 05/29/20)(a)(b)	1,486	1,121,930
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 04/15/22)(b)	1,412	1,080,180

		7,288,191

Mining — 2.0%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)	1,877	1,815,998
6.75%, 09/30/24 (Call 05/29/20)(a)(b)	3,292	3,258,422
7.00%, 09/30/26 (Call 09/30/21)(a)	2,221	2,198,790
Aleris International Inc., 10.75%, 07/15/23 (Call 05/08/20)(a)	1,565	1,613,202
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	655	662,369
6.13%, 02/15/28 (Call 02/15/23)(a)	2,569	2,408,437
Century Aluminum Co., 7.50%, 06/01/21 (Call 05/29/20)(a)	454	412,005
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	807	791,869
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	1,730	1,712,700
Constellium SE
5.75%, 05/15/24 (Call 05/29/20)(a)	1,777	1,714,805
5.88%, 02/15/26 (Call 11/15/20)(a)	2,039	1,880,977
6.63%, 03/01/25 (Call 05/29/20)(a)(b)	2,584	2,480,640
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)(b)	1,255	1,330,300
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 05/29/20)(a)	843	311,910
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	2,554	2,495,258
4.75%, 05/15/22 (Call 02/15/22)(a)	2,669	2,681,010
5.13%, 03/15/23 (Call 12/15/22)(a)	1,845	1,862,343
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,061	3,105,996
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	1,685	1,697,975
3.88%, 03/15/23 (Call 12/15/22)	7,239	7,244,791
4.13%, 03/01/28 (Call 03/01/23)	2,975	2,759,312
4.25%, 03/01/30 (Call 03/01/25)	2,165	2,015,831
4.55%, 11/14/24 (Call 08/14/24)	3,265	3,273,162
5.00%, 09/01/27 (Call 09/01/22)	2,656	2,589,600
5.25%, 09/01/29 (Call 09/01/24)(b)	2,702	2,668,225
5.40%, 11/14/34 (Call 05/14/34)	3,225	3,023,437
5.45%, 03/15/43 (Call 09/15/42)(b)	6,886	6,244,913
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	1,924	1,880,710
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 05/29/20)(a)	1,953	1,778,011
7.63%, 01/15/25 (Call 05/29/20)(a)(b)	2,246	2,031,507
IAMGOLD Corp., 7.00%, 04/15/25 (Call 05/29/20)(a)(b)	1,745	1,758,751
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/29/20)(a)	2,411	2,314,560
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	589	596,363
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	1,827	1,700,937
6.50%, 05/01/25 (Call 05/01/22)(a)	665	673,313
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 05/11/20)(a)	1,488	937,440
New Gold Inc.
6.25%, 11/15/22 (Call 05/06/20)(a)	2,125	2,114,375
6.38%, 05/15/25 (Call 05/29/20)(a)	1,075	1,032,000

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 05/11/20)(a)	$1,833	$187,883
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	6,649	5,838,487
5.88%, 09/30/26 (Call 09/30/21)(a)	5,739	5,580,030
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 05/29/20)(a)	960	499,200

		93,177,844

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	530	531,988
4.25%, 04/01/28 (Call 10/01/22)	2,745	2,757,627
5.00%, 09/01/25 (Call 05/29/20)	2,508	2,570,700
5.50%, 12/01/24 (Call 06/01/24)	2,506	2,668,890
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	1,296	974,592
5.70%, 04/01/23 (Call 03/01/23)	1,574	1,284,777
Xerox Corp.
3.80%, 05/15/24	1,326	1,282,905
4.07%, 03/17/22(b)	1,464	1,460,340
4.13%, 03/15/23 (Call 02/15/23)	4,780	4,756,100
4.50%, 05/15/21	718	719,939
4.80%, 03/01/35(b)	888	757,020
6.75%, 12/15/39	1,406	1,353,275

		21,118,153

Oil & Gas — 6.5%
Aker BP ASA
5.88%, 03/31/25 (Call 03/31/21)(a)	2,352	2,198,123
6.00%, 07/01/22 (Call 05/29/20)(a)	1,365	1,297,504
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	2,703	337,578
Antero Resources Corp.
5.00%, 03/01/25 (Call 05/29/20)	1,776	976,800
5.13%, 12/01/22 (Call 05/29/20)	3,166	2,208,285
5.38%, 11/01/21 (Call 05/29/20)(b)	3,479	3,111,531
5.63%, 06/01/23 (Call 05/29/20)(b)	3,017	1,773,091
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	2,010	1,125,600
10.00%, 04/01/22 (Call 05/29/20)(a)	4,406	3,612,920
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 05/29/20)(a)	861	120,540
Baytex Energy Corp.
5.63%, 06/01/24 (Call 05/29/20)(a)(b)	1,259	465,830
8.75%, 04/01/27 (Call 04/01/23)(a)	1,825	693,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)(b)	1,569	729,585
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	1,298	32,450
California Resources Corp., 8.00%, 12/15/22 (Call 05/29/20)(a)	3,095	108,325
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/29/20)	1,884	362,670
6.25%, 04/15/23 (Call 05/29/20)	2,279	472,892
6.38%, 07/01/26 (Call 07/01/21)	1,329	212,640
8.25%, 07/15/25 (Call 07/15/20)	755	135,900
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 05/29/20)	1,771	1,493,661
7.75%, 04/15/23 (Call 05/29/20)(b)	1,689	1,326,541
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	1,818	1,408,950

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$1,878	$1,657,479
3.80%, 09/15/23 (Call 06/15/23)	1,656	1,381,709
4.25%, 04/15/27 (Call 01/15/27)	3,963	3,117,281
5.25%, 06/15/37 (Call 12/15/36)	993	671,916
5.40%, 06/15/47 (Call 12/15/46)	3,001	1,975,184
6.75%, 11/15/39	5,759	4,072,889
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(a)(b)	1,255	376,500
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,638	491,400
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(a)	130	2,600
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/29/20)	1,260	34,650
7.00%, 10/01/24 (Call 04/01/21)	250	5,000
11.50%, 01/01/25 (Call 01/01/22)(a)	8,121	243,630
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	4,035	3,631,500
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 05/29/20)(a)	1,846	1,767,545
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/29/20)	3,656	3,596,590
7.25%, 03/14/27 (Call 03/14/22)(a)	1,999	1,789,105
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/29/20)(a)	2,861	2,374,630
9.75%, 08/15/26 (Call 08/15/21)(b)	3,175	2,746,407
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,257	3,544,804
4.38%, 01/15/28 (Call 10/15/27)(b)	5,190	3,996,300
4.50%, 04/15/23 (Call 01/15/23)	5,500	4,864,062
4.90%, 06/01/44 (Call 12/01/43)	500	338,740
5.00%, 09/15/22 (Call 05/29/20)	1,516	1,425,040
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	4,729	3,831,010
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	2,675	2,193,500
5.75%, 02/15/28 (Call 02/15/23)(a)	1,445	1,221,762
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	1,797	323,460
9.00%, 05/15/21 (Call 05/29/20)(a)	1,629	293,220
9.25%, 03/31/22 (Call 05/29/20)(a)	1,528	275,040
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	2,898	2,564,440
5.75%, 01/30/28 (Call 01/30/23)(a)	3,216	2,871,888
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 05/29/20)(a)	950	536,750
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	2,389	693,288
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	4,000	3,770,000
3.90%, 10/01/27 (Call 07/01/27)	4,225	3,549,000
4.88%, 11/15/21	2,500	2,425,000
6.13%, 02/01/25 (Call 01/01/25)	4,425	4,214,812
7.00%, 02/01/30 (Call 11/01/29)	3,110	2,938,950
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	1,999	329,835
7.38%, 05/15/24 (Call 05/29/20)(a)	672	105,612
Global Marine Inc., 7.00%, 06/01/28	972	243,000
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	1,054	241,761
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)	1,024	220,170

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 05/29/20)(a)	$1,004	$632,520
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 05/29/20)	2,267	1,127,832
6.38%, 05/15/25 (Call 05/29/20)	1,096	515,339
6.38%, 01/15/26 (Call 01/15/21)	939	427,245
6.63%, 05/01/23 (Call 05/29/20)	1,768	954,720
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 05/29/20)(b)	1,135	317,800
8.75%, 06/15/25 (Call 06/15/20)(b)	1,345	390,050
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 05/29/20)(a)	1,837	1,037,905
5.75%, 10/01/25 (Call 05/29/20)(a)(b)	2,178	1,197,900
6.25%, 11/01/28 (Call 11/01/23)(a)	2,150	1,112,625
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	2,603	2,420,790
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	1,975	1,185,000
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	2,168	1,842,800
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)	637	11,148
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	2,345	996,625
10.13%, 01/15/28 (Call 01/15/23)(b)	1,390	566,258
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	502	62,750
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	1,715	1,406,300
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	3,822	1,911,000
MEG Energy Corp.
6.50%, 01/15/25 (Call 05/29/20)(a)	2,426	1,989,320
7.00%, 03/31/24 (Call 05/29/20)(a)(b)	1,529	1,085,590
7.13%, 02/01/27 (Call 02/01/23)(a)	5,245	3,619,050
Montage Resources Corp., 8.88%, 07/15/23 (Call 05/29/20)	2,108	1,718,652
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	2,057	689,095
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	1,725	646,875
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	1,037	829,600
4.45%, 12/01/22 (Call 09/01/22)	2,241	1,798,582
5.75%, 08/15/25 (Call 08/15/20)	2,274	1,569,060
5.88%, 12/01/27 (Call 12/01/22)	1,832	1,243,378
5.88%, 12/01/42 (Call 06/01/42)	1,326	769,080
6.88%, 08/15/24 (Call 05/29/20)	2,092	1,485,320
7.05%, 05/01/29	940	601,600
Nabors Industries Inc.
4.63%, 09/15/21	853	541,655
5.75%, 02/01/25 (Call 11/01/24)	1,691	384,703
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	1,912	726,560
7.50%, 01/15/28 (Call 01/15/23)(a)	1,270	508,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 05/15/21)(a)	3,340	2,221,100
Noble Holding International Ltd.
5.25%, 03/15/42	375	2,344
6.05%, 03/01/41(b)	600	3,750
6.20%, 08/01/40	500	3,125
7.75%, 01/15/24 (Call 10/15/23)	562	30,910

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 02/01/26 (Call 02/01/21)(a)	$3,288	$764,460
7.95%, 04/01/25 (Call 01/01/25)(b)	1,132	7,075
8.95%, 04/01/45 (Call 10/01/44)	1,076	6,725
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 05/29/20)(c)	1,241	756,914
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	1,393	181,090
6.88%, 03/15/22 (Call 05/29/20)	3,018	445,155
6.88%, 01/15/23 (Call 05/29/20)(b)	1,218	158,340
Occidental Petroleum Corp.
2.60%, 08/13/21	696	650,760
2.60%, 04/15/22 (Call 03/15/22)	1,571	1,382,480
2.70%, 08/15/22	7,887	6,861,690
2.70%, 02/15/23 (Call 11/15/22)	5,973	5,130,807
2.90%, 08/15/24 (Call 07/15/24)	13,016	9,762,000
3.00%, 02/15/27 (Call 11/15/26)	3,507	2,437,365
3.13%, 02/15/22 (Call 11/15/21)	3,848	3,502,450
3.20%, 08/15/26 (Call 06/15/26)	4,256	3,064,320
3.40%, 04/15/26 (Call 01/15/26)	4,720	3,351,200
3.50%, 06/15/25 (Call 03/15/25)	3,317	2,394,874
3.50%, 08/15/29 (Call 05/15/29)	7,384	5,094,960
4.10%, 02/15/47 (Call 08/15/46)	3,000	1,800,000
4.20%, 03/15/48 (Call 09/15/47)	3,757	2,244,807
4.30%, 08/15/39 (Call 02/15/39)	3,000	1,882,500
4.40%, 04/15/46 (Call 10/15/45)	4,507	2,726,735
4.40%, 08/15/49 (Call 02/15/49)	2,817	1,686,679
4.50%, 07/15/44 (Call 01/15/44)	1,209	731,445
5.55%, 03/15/26 (Call 12/15/25)	5,062	3,915,963
6.20%, 03/15/40	3,000	2,135,940
6.45%, 09/15/36	7,013	5,185,272
6.60%, 03/15/46 (Call 09/15/45)	4,128	3,054,720
6.95%, 07/01/24	2,188	1,880,805
7.50%, 05/01/31	2,190	1,680,825
7.88%, 09/15/31	591	449,160
7.95%, 06/15/39	138	102,465
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	2,621	576,620
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 05/29/20)(a)(b)(c)	112	3,371
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	1,270	895,350
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	1,923	1,846,080
6.00%, 04/01/26 (Call 04/01/21)(a)	2,208	2,125,200
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	1,465	1,201,300
5.25%, 08/15/25 (Call 08/15/20)(a)	2,019	1,781,767
5.38%, 01/15/25 (Call 05/29/20)(a)	2,870	2,575,825
5.63%, 10/15/27 (Call 10/15/22)(a)	2,616	2,236,680
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	3,489	2,483,819
7.25%, 06/15/25 (Call 06/15/20)	3,496	2,622,000
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	2,825	2,154,627
6.13%, 09/15/24 (Call 05/29/20)	1,298	1,018,930
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/14/20)(b)	1,295	492,100
7.13%, 01/15/26 (Call 11/15/20)(a)(b)	1,045	418,000
7.75%, 12/15/23 (Call 05/14/20)	1,025	451,000
Pride International LLC, 7.88%, 08/15/40	705	57,281

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	$2,198	$736,330
5.38%, 10/01/22 (Call 07/01/22)	1,768	609,960
5.63%, 03/01/26 (Call 12/01/25)	1,677	536,640
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	2,752	2,132,800
5.00%, 08/15/22 (Call 05/15/22)	2,326	2,139,920
5.00%, 03/15/23 (Call 12/15/22)(b)	3,645	3,207,600
9.25%, 02/01/26 (Call 02/01/22)(a)	2,040	1,642,200
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	2,419	1,929,152
6.75%, 05/01/23 (Call 05/29/20)(a)	2,043	1,838,700
6.88%, 06/30/23 (Call 05/29/20)(a)	2,047	1,850,488
SM Energy Co.
5.00%, 01/15/24 (Call 05/29/20)	1,609	507,479
5.63%, 06/01/25 (Call 06/01/20)	1,630	456,400
6.13%, 11/15/22 (Call 05/29/20)(b)	1,699	679,600
6.63%, 01/15/27 (Call 01/15/22)	1,594	446,320
6.75%, 09/15/26 (Call 09/15/21)(b)	1,535	418,287
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	3,413	3,020,505
7.50%, 04/01/26 (Call 04/01/21)(b)	3,198	2,870,205
7.75%, 10/01/27 (Call 10/01/22)(b)	1,896	1,649,899
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 05/29/20)	4,794	4,650,180
5.50%, 02/15/26 (Call 02/15/21)	3,249	3,135,285
5.88%, 03/15/28 (Call 03/15/23)	1,470	1,396,500
6.00%, 04/15/27 (Call 04/15/22)	2,438	2,377,050
Teine Energy Ltd., 6.88%, 09/30/22 (Call 05/29/20)(a)	1,717	1,648,320
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	3,248	2,484,835
Transocean Inc.
6.80%, 03/15/38(b)	2,998	637,075
7.25%, 11/01/25 (Call 11/01/21)(a)	2,564	974,320
7.50%, 01/15/26 (Call 01/15/21)(a)	2,477	941,260
7.50%, 04/15/31	1,993	475,829
8.00%, 02/01/27 (Call 02/01/23)(a)	2,590	1,028,696
9.35%, 12/15/41	966	229,425
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	2,119	1,715,900
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/22)(a)	2,749	2,157,965
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	2,606	1,980,560
Valaris PLC
4.50%, 10/01/24 (Call 07/01/24)	1,015	81,200
4.75%, 01/15/24 (Call 10/15/23)	1,025	112,750
4.88%, 06/01/22 (Call 03/01/22)	3,097	379,383
5.20%, 03/15/25 (Call 12/15/24)	1,115	89,200
5.40%, 12/01/42 (Call 06/01/42)	675	74,250
5.75%, 10/01/44 (Call 04/01/44)(b)	1,841	147,280
5.85%, 01/15/44 (Call 07/15/43)	450	49,500
7.38%, 06/15/25 (Call 03/15/25)	1,146	126,060
7.75%, 02/01/26 (Call 11/01/25)	3,347	267,760
8.00%, 01/31/24 (Call 10/31/23)	980	78,400
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/29/20)(a)	1,184	621,600
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 05/29/20)(a)(b)	1,083	698,535

Security	Par (000)	Value

Oil & Gas (continued)
Vine Oil & Gas LP/Vine Oil &Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	$661	$350,330
9.75%, 04/15/23 (Call 10/15/20)(a)(b)	405	202,500
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,134	1,909,930
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	2,191	723,030
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(f)	1,429	142,900
6.25%, 04/01/23 (Call 01/01/23)(f)	1,476	143,910
6.63%, 01/15/26 (Call 10/15/25)(f)	3,483	348,300
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	3,496	2,849,240
5.25%, 09/15/24 (Call 06/15/24)	2,969	2,665,628
5.25%, 10/15/27 (Call 10/15/22)	2,470	2,148,900
5.75%, 06/01/26 (Call 06/01/21)	2,256	2,044,613
8.25%, 08/01/23 (Call 06/01/23)(b)	1,310	1,257,600

		310,124,746

Oil & Gas Services — 0.6%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	1,367	1,120,940
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	2,304	1,716,480
6.88%, 04/01/27 (Call 04/01/22)(a)	1,867	1,400,250
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	30,000
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)	1,390	69,500
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/29/20)(a)	1,341	1,273,950
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	1,406	913,900
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/29/20)	1,531	918,600
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/29/20)	1,210	387,200
FTS International Inc., 6.25%, 05/01/22 (Call 05/29/20)	908	224,730
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(a)	737	45,768
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/29/20)(a)	703	221,445
9.63%, 04/01/23 (Call 05/11/20)(a)	200	63,000
9.88%, 04/01/22 (Call 05/29/20)(a)	836	267,520
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	850	311,312
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	1,332	254,745
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,783	922,702
6.00%, 02/01/28 (Call 11/01/27)	857	440,284
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 05/29/20)(f)	125	938
SESI LLC
7.13%, 12/15/21 (Call 05/29/20)(a)	751	376,108
7.75%, 09/15/24 (Call 09/15/20)	947	196,143
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	2,035	1,790,360
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	1,618	1,368,357
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	2,836	2,282,980
6.88%, 09/01/27 (Call 09/01/22)	2,893	2,314,400
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	8,151	6,031,740

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Welltec A/S, 9.50%, 12/01/22 (Call 05/29/20)(a)(b)	$1,456	$1,288,560

		26,231,912

Packaging & Containers — 2.9%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(c)	4,620	4,288,284
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.13%, 08/15/26 (Call 08/15/22)(a)	1,495	1,457,625
4.25%, 09/15/22 (Call 05/11/20)(a)(b)	3,683	3,702,520
5.25%, 04/30/25 (Call 04/30/22)(a)	905	929,869
5.25%, 08/15/27 (Call 08/15/22)(a)	3,605	3,501,356
6.00%, 02/15/25 (Call 05/11/20)(a)	7,234	7,240,294
Ball Corp. 4.00%, 11/15/23(b)	4,680	4,841,460
4.88%, 03/15/26 (Call 12/15/25)	3,357	3,608,775
5.00%, 03/15/22	2,029	2,125,378
5.25%, 07/01/25	3,900	4,309,500
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	2,347	2,316,724
4.88%, 07/15/26 (Call 07/15/22)(a)	4,346	4,439,167
5.13%, 07/15/23 (Call 05/29/20)	3,558	3,580,237
5.50%, 05/15/22 (Call 05/29/20)	1,994	1,994,479
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	1,877	1,928,618
Cascades Inc./Cascades USA Inc. 5.13%, 01/15/26 (Call 01/15/23)(a)	1,195	1,195,000
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	1,562	1,569,029
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	3,777	3,872,180
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	1,488	1,491,050
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	3,794	3,898,335
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,559	1,707,105
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 05/29/20)(a)	2,711	2,625,468
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	1,977	1,897,920
Graphic Packaging International LLC 3.50%, 03/15/28(a)	1,750	1,658,125
4.13%, 08/15/24 (Call 05/15/24)(b)	875	883,750
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	1,094	1,132,290
4.88%, 11/15/22 (Call 08/15/22)	630	636,300
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	2,239	2,239,000
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	1,009	1,022,934
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	2,590	2,676,247
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	2,799	2,775,209
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)(b)	1,565	1,416,325
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/29/20)(a)	5,611	5,174,464
7.25%, 04/15/25 (Call 05/29/20)(a)(b)	5,628	4,403,910
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)	1,522	1,468,730
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	1,245	1,257,450
5.38%, 01/15/25(a)(b)	1,035	1,009,125
5.88%, 08/15/23(a)(b)	3,171	3,202,710
6.38%, 08/15/25(a)(b)	1,313	1,329,413
Pactiv LLC, 7.95%, 12/15/25(b)	830	873,575
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	2,163	1,931,126

Security	Par (000)	Value

Packaging & Containers (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 05/29/20)(a)	$6,798	$6,831,990
7.00%, 07/15/24 (Call 05/29/20)(a)(b)	4,126	4,141,266
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	1,625	1,592,500
4.88%, 12/01/22 (Call 09/01/22)(a)	1,550	1,588,750
5.13%, 12/01/24 (Call 09/01/24)(a)	1,449	1,514,205
5.25%, 04/01/23 (Call 01/01/23)(a)	1,253	1,291,091
5.50%, 09/15/25 (Call 06/15/25)(a)	1,486	1,582,590
6.88%, 07/15/33(a)(b)	2,183	2,412,215
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(a)	2,189	2,150,693
4.75%, 03/15/25 (Call 05/29/20)(b)	1,273	1,292,095
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/01/20)(a)	751	591,713
9.25%, 08/01/24 (Call 08/01/21)(a)(b)	1,627	1,423,625
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)(b)	1,092	1,068,795
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	4,080	4,182,000
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	3,048	3,185,160

		138,459,744

Pharmaceuticals — 2.2%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	7,087	7,812,709
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	6,448	7,125,040
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	5,040	4,836,825
5.25%, 01/30/30 (Call 01/30/25)(a)	5,953	5,893,530
5.50%, 03/01/23 (Call 05/29/20)(a)	942	932,580
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	6,827	7,096,666
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	1,531	1,614,593
6.13%, 04/15/25 (Call 05/29/20)(a)(b)	12,279	12,432,487
6.50%, 03/15/22 (Call 05/29/20)(a)(b)	4,554	4,644,169
7.00%, 03/15/24 (Call 05/29/20)(a)	7,334	7,541,919
7.00%, 01/15/28 (Call 01/15/23)(a)	3,027	3,140,512
7.25%, 05/30/29 (Call 05/30/24)(a)	2,855	3,046,799
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	5,699	6,214,759
Elanco Animal Health Inc.
4.66%, 08/27/21	1,234	1,262,012
5.02%, 08/28/23 (Call 07/28/23)(b)	2,213	2,334,715
5.65%, 08/28/28 (Call 05/28/28)(b)	3,478	3,851,885
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 06/01/20)(a)(b)	850	816,000
6.00%, 07/15/23 (Call 06/01/20)(a)(b)	6,098	4,571,061
6.00%, 02/01/25 (Call 06/01/20)(a)	4,327	3,093,805
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	1,726	1,681,642
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	2,567	2,669,680
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 05/29/20)(a)(b)	790	197,500
5.63%, 10/15/23 (Call 05/29/20)(a)(b)	1,223	351,062
5.75%, 08/01/22 (Call 05/29/20)(a)(b)	2,313	994,590
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	1,389	1,125,090
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	6,071	6,169,654
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)	1,287	1,352,251

		102,803,535

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.1%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 05/29/20)(a)	$2,095	$1,927,400
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 05/14/20)	2,779	2,167,620
5.75%, 03/01/27 (Call 03/01/22)(a)	2,697	1,995,780
5.75%, 01/15/28 (Call 01/15/23)(a)	2,526	1,856,610
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/29/20)(a)	4,129	3,509,650
6.63%, 07/15/26 (Call 07/15/21)(a)	933	625,110
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	2,300	2,081,500
4.13%, 03/01/25 (Call 02/01/25)(a)	1,905	1,762,125
4.13%, 12/01/27 (Call 09/01/27)(b)	1,450	1,294,125
4.15%, 07/01/23 (Call 04/01/23)	1,600	1,496,000
4.35%, 10/15/24 (Call 07/15/24)	1,175	1,081,000
4.50%, 03/01/28 (Call 12/01/27)(a)	2,420	2,178,000
5.60%, 10/15/44 (Call 04/15/44)	1,173	832,830
5.85%, 11/15/43 (Call 05/15/43)	1,450	1,058,500
6.38%, 01/22/78 (Call 01/22/23)(b)(e)	1,858	1,151,960
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	5,916	5,457,510
5.25%, 10/01/25 (Call 10/01/20)	6,404	6,113,258
5.63%, 10/01/26 (Call 10/01/21)	4,566	4,363,270
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	1,671	1,367,379
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	2,371	1,541,150
5.75%, 04/01/25 (Call 05/29/20)	1,909	1,374,480
6.25%, 04/01/23 (Call 05/14/20)	3,012	2,198,760
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(d)(e)	1,725	664,988
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,499	2,074,170
4.75%, 09/30/21 (Call 06/30/21)(a)	1,489	1,407,105
4.95%, 04/01/22 (Call 01/01/22)	2,240	2,038,400
5.13%, 05/15/29 (Call 02/15/29)	2,338	1,741,109
5.38%, 07/15/25 (Call 04/15/25)	3,954	3,192,855
5.60%, 04/01/44 (Call 10/01/43)	477	248,040
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	1,955	899,300
6.45%, 11/03/36(a)	1,403	817,248
6.75%, 09/15/37(a)	1,777	1,066,200
8.13%, 08/16/30	1,598	1,246,440
Energy Transfer Operating LP
Series A, 6.25%, (Call 02/15/23)(d)(e)	4,458	3,120,600
Series B, 6.63%, (Call 02/15/28)(d)(e)	2,034	1,456,975
Series F, 6.75%, (Call 05/15/25)(d)(e)	1,800	1,368,000
Series G, 7.13%, (Call 05/15/30)(d)(e)	4,000	3,127,600
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	2,075	1,286,500
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,412	2,115,440
4.40%, 04/01/24 (Call 01/01/24)	2,153	1,356,390
4.85%, 07/15/26 (Call 04/15/26)	2,190	1,335,900
5.05%, 04/01/45 (Call 10/01/44)	1,540	623,700
5.45%, 06/01/47 (Call 12/01/46)	1,735	704,844
5.60%, 04/01/44 (Call 10/01/43)(b)	1,042	416,800
Series C, 6.00%, (Call 12/15/22)(d)(e)	1,207	325,890
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,000	1,805,000
4.13%, 12/01/26 (Call 09/01/26)	1,630	1,397,725

Security	Par (000)	Value

Pipelines (continued)
4.75%, 07/15/23 (Call 06/15/23)	$4,735	$4,480,257
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	3,785	3,368,650
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	2,000	1,605,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 05/29/20)(b)	1,383	1,168,635
6.00%, 05/15/23 (Call 05/29/20)	2,008	1,772,662
6.25%, 05/15/26 (Call 02/15/21)	1,433	1,196,555
6.50%, 10/01/25 (Call 10/01/20)	2,617	2,198,280
7.75%, 02/01/28 (Call 02/01/23)	2,698	2,293,300
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 05/29/20)	1,520	1,322,400
7.00%, 08/01/27 (Call 08/01/22)	1,510	1,215,248
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	2,042	1,789,200
5.63%, 02/15/26 (Call 02/15/21)(a)	3,518	3,271,740
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	2,131	1,938,571
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 05/29/20)(b)	1,153	749,450
7.50%, 11/01/23 (Call 05/29/20)	2,371	1,606,352
7.50%, 04/15/26 (Call 04/15/22)	1,365	887,250
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	1,515	1,408,950
5.63%, 04/28/27 (Call 01/28/27)	2,182	1,963,800
6.00%, 06/01/26 (Call 03/01/26)	1,841	1,656,900
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/29/20)	2,123	1,634,710
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(d)(e)	3,288	2,204,045
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	500	451,250
4.80%, 05/15/30 (Call 02/15/30)(a)	786	672,030
4.95%, 07/15/29 (Call 04/15/29)(a)	1,656	1,468,210
6.88%, 04/15/40(a)	500	439,375
7.50%, 07/15/38(a)	158	138,645
Ruby Pipeline LLC, 6.50%, 04/01/22(a)	2,341	2,176,924
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 05/29/20)	1,320	316,800
5.75%, 04/15/25 (Call 05/29/20)	1,469	294,094
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)	508	50,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	1,912	1,472,240
5.50%, 09/15/24 (Call 05/29/20)(a)	2,553	1,940,280
5.50%, 01/15/28 (Call 01/15/23)(a)	3,250	2,226,250
6.00%, 03/01/27 (Call 03/01/23)(a)	1,763	1,172,395
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/29/20)	2,375	2,143,437
5.00%, 01/15/28 (Call 01/15/23)	2,915	2,434,025
5.13%, 02/01/25 (Call 05/29/20)	2,157	1,941,300
5.25%, 05/01/23 (Call 05/29/20)	2,960	2,796,016
5.38%, 02/01/27 (Call 02/01/22)	2,536	2,155,600
5.50%, 03/01/30 (Call 03/01/25)(a)	3,730	3,179,825
5.88%, 04/15/26 (Call 04/15/21)(b)	3,581	3,210,366
6.50%, 07/15/27 (Call 07/15/22)	3,140	2,826,000
6.75%, 03/15/24 (Call 05/29/20)	2,888	2,729,160
6.88%, 01/15/29 (Call 01/15/24)	2,777	2,546,787

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)(b)	$1,218	$974,644
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	5,906	5,389,225
3.95%, 06/01/25 (Call 03/01/25)(b)	2,128	1,888,600
4.00%, 07/01/22 (Call 04/01/22)	2,871	2,777,692
4.05%, 02/01/30 (Call 11/01/29)	6,256	5,708,600
4.50%, 03/01/28 (Call 12/01/27)	2,501	2,200,880
4.65%, 07/01/26 (Call 04/01/26)	1,960	1,734,600
4.75%, 08/15/28 (Call 05/15/28)	1,752	1,543,424
5.25%, 02/01/50 (Call 08/01/49)	3,755	2,952,369
5.30%, 03/01/48 (Call 09/01/47)	2,750	2,069,375
5.38%, 06/01/21 (Call 03/01/21)	1,897	1,866,800
5.45%, 04/01/44 (Call 10/01/43)	2,463	1,841,092
5.50%, 08/15/48 (Call 02/15/48)	500	368,125

		193,100,426

Real Estate — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	2,400	2,319,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	2,511	2,310,120
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 05/29/20)(a)(b)	4,382	4,247,648
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	135	114,750
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/29/20)	4,750	4,543,137
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	2,367	2,179,592
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,055	1,562,581
5.25%, 12/01/21 (Call 05/29/20)(a)	1,918	1,611,120
9.38%, 04/01/27 (Call 04/01/22)(a)	2,131	1,491,700
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	1,592	644,760

		21,024,408

Real Estate Investment Trusts — 3.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,071	3,256,800
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	1,019	277,678
5.95%, 12/15/26 (Call 09/15/26)(b)	1,075	290,250
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,776	1,678,320
4.75%, 10/15/27 (Call 07/15/27)(b)	675	567,000
5.00%, 10/15/22 (Call 07/15/22)	1,370	1,316,433
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)(b)	1,377	1,375,279
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	1,434	1,188,032
4.75%, 02/15/28 (Call 08/15/27)	2,214	1,898,556
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	2,834	2,564,770
5.25%, 05/01/25 (Call 05/29/20)(a)	5,286	4,968,840
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)(b)	1,986	1,897,424
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 05/29/20)	1,433	1,200,138
5.88%, 10/15/24 (Call 05/29/20)(b)	847	669,130
6.00%, 04/15/26 (Call 04/15/21)	1,166	868,670

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	$2,388	$2,369,851
6.00%, 04/15/25 (Call 04/15/22)(a)	810	810,000
Iron Mountain Inc.
4.38%, 06/01/21 (Call 05/11/20)(a)	1,210	1,210,000
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,237	4,152,260
4.88%, 09/15/29 (Call 09/15/24)(a)	4,251	4,070,332
5.25%, 03/15/28 (Call 12/27/22)(a)	2,903	2,837,683
5.75%, 08/15/24 (Call 05/11/20)(b)	4,310	4,234,575
6.00%, 08/15/23 (Call 05/11/20)	1,726	1,743,260
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	1,146	1,140,270
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	2,344	1,851,760
4.75%, 10/01/24 (Call 07/01/24)	2,724	2,274,540
5.25%, 09/15/22 (Call 05/29/20)	2,023	1,830,815
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,012	2,093,340
5.25%, 03/15/22 (Call 09/15/21)(a)	2,417	1,994,025
5.25%, 10/01/25 (Call 10/01/20)(a)	1,588	1,155,270
5.88%, 08/01/21 (Call 05/29/20)(a)	646	571,710
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	1,114	914,739
4.50%, 04/18/22 (Call 01/18/22)	1,427	1,215,058
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	2,092	2,024,010
4.50%, 01/15/28 (Call 10/15/27)(b)	1,511	1,420,340
5.63%, 05/01/24 (Call 02/01/24)	4,264	4,328,855
5.75%, 02/01/27 (Call 11/01/26)(b)	2,979	3,016,237
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	3,474	3,454,476
5.00%, 10/15/27 (Call 10/15/22)	5,807	5,923,140
5.25%, 08/01/26 (Call 08/01/21)	1,726	1,743,260
5.50%, 05/01/24 (Call 05/29/20)(b)	1,642	1,633,790
6.38%, 03/01/24 (Call 05/29/20)	2,056	2,123,211
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 05/29/20)	1,735	1,613,550
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	2,827	2,466,558
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	3,841	3,922,621
4.00%, 10/01/22 (Call 05/29/20)	3,090	3,106,377
4.88%, 09/01/24 (Call 05/29/20)	4,844	4,986,898
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(b)	1,653	1,396,785
5.00%, 12/15/21 (Call 09/15/21)	3,401	3,179,935
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 05/29/20)(a)(b)	2,107	1,622,390
7.88%, 02/15/25 (Call 02/15/22)(a)	9,370	8,995,200
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/29/20)(a)	2,159	2,003,120
8.25%, 10/15/23 (Call 05/29/20)(b)	4,455	3,696,313
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	2,710	2,547,400
3.75%, 02/15/27 (Call 02/15/23)(a)	2,695	2,506,350
4.13%, 08/15/30 (Call 02/15/25)(a)	4,525	4,117,750
4.25%, 12/01/26 (Call 12/01/22)(a)	5,255	4,911,270
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	3,790	3,524,700

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	$3,066	$1,705,463

		142,456,807

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	3,110	3,016,420
4.25%, 05/15/24 (Call 05/29/20)(a)	6,282	6,280,053
4.38%, 01/15/28 (Call 11/15/22)(a)	3,213	3,106,810
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	11,272	11,328,360
5.75%, 04/15/25 (Call 04/15/22)(a)	365	384,163
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	1,895	1,591,231
4.75%, 03/01/30 (Call 03/01/25)(a)	1,067	893,986
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,328	1,268,240
4.88%, 11/01/25 (Call 11/01/20)(a)(b)	5,251	4,640,571
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	2,064	1,279,680
4.92%, 08/01/34 (Call 02/01/34)(b)	1,135	549,056
5.17%, 08/01/44 (Call 02/01/44)	2,997	1,296,202
Brinker International Inc.
3.88%, 05/15/23(b)	1,620	1,219,050
5.00%, 10/01/24 (Call 07/01/24)(a)	1,050	872,813
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	1,175	1,195,563
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	2,526	2,469,165
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 05/29/20)(a)(b)	425	380,375
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	2,683	2,441,530
8.50%, 10/30/25 (Call 10/30/21)(a)	2,915	2,842,125
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/29/20)	455	364,000
6.75%, 01/15/22 (Call 05/29/20)	1,060	845,467
6.75%, 06/15/23 (Call 05/14/20)(b)	830	664,000
10.00%, 04/15/25 (Call 04/15/22)(a)	3,050	3,223,545
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)(b)	1,133	1,135,833
Gap Inc. (The)
8.38%, 05/15/23(a)	860	895,647
8.63%, 05/15/25 (Call 05/15/22)(a)	2,335	2,410,887
8.88%, 05/15/27 (Call 05/15/23)(a)	1,245	1,297,912
Golden Nugget Inc.
6.75%, 10/15/24 (Call 05/29/20)(a)	6,100	4,758,000
8.75%, 10/01/25 (Call 10/01/20)(a)	2,426	1,382,820
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 05/29/20)(b)	2,407	2,292,667
Guitar Center Inc., 9.50%, 10/15/21 (Call 05/29/20)(a)	1,909	1,317,210
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	1,961	1,627,630
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 05/29/20)(a)	1,876	853,580
6.38%, 10/15/36(b)	125	6,250
7.40%, 04/01/37	50	2,500
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	685	54,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	2,931	3,025,349
5.00%, 06/01/24 (Call 05/29/20)(a)	4,158	4,284,819
5.25%, 06/01/26 (Call 06/01/21)(a)	4,530	4,631,925
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)	1,637	1,485,577

Security	Par (000)	Value

Retail (continued)
L Brands Inc.
5.25%, 02/01/28	$2,010	$1,442,175
5.63%, 02/15/22	3,204	2,799,014
5.63%, 10/15/23	2,834	2,309,710
6.63%, 04/01/21	195	176,963
6.69%, 01/15/27	1,350	945,000
6.75%, 07/01/36(b)	2,445	1,760,400
6.88%, 11/01/35(b)	3,915	2,883,006
6.95%, 03/01/33	1,539	861,840
7.50%, 06/15/29 (Call 06/15/24)(b)	1,955	1,444,647
7.60%, 07/15/37	1,102	650,180
Lithia Motors Inc.
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,685	1,592,325
5.25%, 08/01/25 (Call 08/01/20)(a)(b)	1,275	1,233,563
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	2,955	2,120,212
3.63%, 06/01/24 (Call 03/01/24)	1,562	1,104,139
3.88%, 01/15/22 (Call 10/15/21)	630	529,988
4.30%, 02/15/43 (Call 08/15/42)	500	290,000
4.50%, 12/15/34 (Call 06/15/34)	84	47,985
5.13%, 01/15/42 (Call 07/15/41)	500	293,650
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,100	1,007,286
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)(b)	2,042	1,408,980
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)(b)	2,070	2,131,479
5.63%, 05/01/27 (Call 05/01/22)	1,451	1,493,877
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 05/29/20)(a)	664	53,120
8.75%, 10/25/24 (Call 05/29/20)(a)	608	48,669
Party City Holdings Inc.
6.13%, 08/15/23 (Call 05/29/20)(a)(b)	1,076	94,150
6.63%, 08/01/26 (Call 08/01/21)(a)	1,792	168,000
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 05/29/20)(b)	1,711	1,573,607
5.50%, 05/15/26 (Call 05/15/21)	2,336	2,137,440
5.75%, 10/01/22 (Call 05/29/20)	1,051	1,003,705
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	4,106	4,136,795
7.13%, 03/15/23 (Call 05/29/20)(a)	7,959	7,620,742
8.88%, 06/01/25 (Call 06/01/20)(a)	2,613	2,534,610
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/29/20)(a)(b)	1,228	955,126
QVC Inc.
4.38%, 03/15/23(b)	2,779	2,653,667
4.45%, 02/15/25 (Call 11/15/24)	2,400	2,226,000
4.75%, 02/15/27 (Call 11/15/26)	2,625	2,362,237
4.85%, 04/01/24	2,783	2,668,201
5.13%, 07/02/22(b)	1,295	1,272,338
5.45%, 08/15/34 (Call 02/15/34)(b)	1,673	1,304,773
5.95%, 03/15/43	1,126	845,908
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/29/20)(a)	3,953	3,577,465
7.50%, 07/01/25 (Call 07/01/22)(a)	3,186	3,138,210
7.70%, 02/15/27(b)	825	602,250
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)(b)	2,895	2,372,742
8.75%, 04/30/25 (Call 04/30/22)(a)	935	947,856
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,167	1,003,620
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)(b)	1,274	1,169,914

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	$8,592	$6,787,680
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	3,720	2,120,400
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 05/29/20)	2,241	2,170,969
5.75%, 03/01/25 (Call 05/29/20)	710	695,587
5.88%, 03/01/27 (Call 03/01/22)(b)	1,665	1,587,494
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	1,566	1,547,678
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)(b)	1,300	1,251,250
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	1,119	1,121,798
3.88%, 11/01/23 (Call 08/01/23)(b)	978	992,377
4.75%, 01/15/30 (Call 10/15/29)(a)	3,530	3,600,600
5.35%, 11/01/43 (Call 05/01/43)(b)	1,104	1,048,800
6.88%, 11/15/37(b)	1,260	1,278,900
7.75%, 04/01/25 (Call 04/01/22)(a)	1,734	1,898,513

		184,715,421

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(e)	925	920,224

Semiconductors — 0.3%
Advanced Micro Devices Inc., 7.50%, 08/15/22(b)	951	1,038,967
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	2,262	2,324,205
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)	655	655,819
4.63%, 02/10/26 (Call 11/10/20)(a)	2,282	2,287,705
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	2,231	2,222,634
5.50%, 07/15/26 (Call 07/15/21)	3,917	4,112,850
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	3,039	3,130,170

		15,772,350

Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,619	1,610,905
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/20)(a)(b)	2,812	2,783,880
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)(b)	750	705,000
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	2,974	2,996,305
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	1,500	1,410,000
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	2,574	2,567,565
5.00%, 10/15/24 (Call 07/15/24)(b)	1,300	1,345,500
5.25%, 05/15/29 (Call 05/15/24)(a)	2,363	2,410,260
5.88%, 06/15/26 (Call 06/15/21)	2,682	2,809,395
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/20)(a)(b)	5,396	5,275,777
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	2,796	2,942,790
10.25%, 02/15/27 (Call 02/15/22)(a)	3,117	3,413,115
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	1,564	1,550,706
5.25%, 05/15/26 (Call 02/15/26)(a)	1,543	1,593,148

Security	Par (000)	Value

Software (continued)
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 05/29/20)(a)(b)	$3,016	$3,174,340
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)	1,283	1,244,510
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/26/20)	5,970	5,975,373
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	2,864	2,892,640
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	1,605	1,625,063
4.00%, 11/15/29 (Call 11/15/24)(a)	4,085	4,271,235
4.75%, 08/01/26 (Call 08/01/21)(a)	1,732	1,810,425
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	1,811	1,951,353
5.75%, 08/15/25 (Call 08/15/20)(a)	3,473	3,627,896
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	2,317	2,428,679
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	2,345	2,298,100
5.88%, 06/01/26 (Call 06/01/21)(a)	3,026	3,177,300
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	3,971	3,862,592
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	2,687	2,645,351
4.00%, 02/15/28 (Call 02/15/23)(a)	1,738	1,703,240
6.00%, 05/15/24 (Call 05/15/20)(b)	1,382	1,423,875
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/29/20)(a)(b)	4,635	4,566,031
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/29/20)(a)	1,588	968,680
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 05/29/20)(a)(b)	1,468	1,442,310
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/29/20)(a)(b)	8,189	8,148,055
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 05/29/20)(a)(b)	2,637	2,656,777
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	8,337	8,545,425
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 05/11/20)(a)	1,177	1,143,514
10.50%, 02/01/24 (Call 05/11/20)(a)(b)	3,716	3,316,530

		108,313,640

Storage & Warehousing — 0.1%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 05/11/20)(a)(b)	977	722,980
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/29/20)(a)	1,344	1,310,400
Mobile Mini Inc., 5.88%, 07/01/24 (Call 05/29/20)(b)	1,341	1,354,812

		3,388,192

Telecommunications — 9.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	4,620	4,203,276
10.50%, 05/15/27 (Call 05/15/22)(a)	5,787	6,251,175
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	4,595	4,627,624
7.38%, 05/01/26 (Call 05/01/21)(a)	20,426	21,345,170
8.13%, 02/01/27 (Call 02/01/22)(a)	8,254	8,893,685
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,642	4,583,975
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	2,269	2,269,499

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	$4,900	$4,753,000
5.13%, 12/15/26 (Call 12/15/22)(a)	4,967	4,706,232
5.63%, 04/01/25 (Call 01/01/25)	2,383	2,383,000
Series G, 6.88%, 01/15/28	2,057	2,128,995
Series P, 7.60%, 09/15/39	2,230	2,277,008
Series S, 6.45%, 06/15/21	3,340	3,418,323
Series T, 5.80%, 03/15/22	5,875	6,015,633
Series U, 7.65%, 03/15/42	1,706	1,706,000
Series W, 6.75%, 12/01/23	3,743	3,909,938
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	4,575	4,963,875
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 05/29/20)(a)(b)	2,918	2,953,570
8.00%, 10/15/25 (Call 10/15/20)(a)	1,332	1,347,984
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	5,284	5,284,000
5.50%, 06/15/24 (Call 05/11/20)(a)	2,733	2,418,705
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	5,004	5,016,510
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	5,012	4,804,002
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	2,522	2,162,615
6.00%, 06/15/25 (Call 06/15/20)(a)	6,081	5,411,482
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	8,277	7,842,457
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 05/29/20)(b)	2,115	1,898,213
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	1,893	1,884,482
Embarq Corp., 8.00%, 06/01/36	5,744	5,916,320
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)(f)	3,930	4,007,421
8.50%, 04/01/26 (Call 04/01/21)(a)(f)	3,995	3,695,375
Frontier Florida LLC, Series E, 6.86%, 02/01/28	675	577,125
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	3,710	3,042,200
GTT Communications Inc., 7.88%, 12/31/24 (Call 05/29/20)(a)	1,384	826,940
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	1,752	1,524,240
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,989	3,153,395
6.63%, 08/01/26(b)	3,337	3,557,242
7.63%, 06/15/21	2,749	2,854,809
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	2,770	526,300
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 05/29/20)	7,973	4,265,555
8.00%, 02/15/24 (Call 05/29/20)(a)	4,405	4,523,054
8.50%, 10/15/24 (Call 10/15/20)(a)	10,530	6,107,400
9.50%, 09/30/22(a)	2,509	2,787,675
9.75%, 07/15/25 (Call 07/15/21)(a)	4,211	2,379,215
Intelsat Luxembourg SA, 7.75%, 06/01/21 (Call 05/29/20)	1,215	179,055
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	4,449	3,109,406
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	2,325	2,406,375
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	4,085	4,047,418
5.13%, 05/01/23 (Call 05/29/20)	3,001	2,985,995
5.25%, 03/15/26 (Call 03/15/21)	3,066	3,134,985
5.38%, 08/15/22 (Call 05/29/20)	1,604	1,607,368
5.38%, 01/15/24 (Call 05/29/20)	3,836	3,864,770
5.38%, 05/01/25 (Call 05/29/20)(b)	3,304	3,327,458
5.63%, 02/01/23 (Call 05/29/20)	2,536	2,539,855

Security	Par (000)	Value

Telecommunications (continued)
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	$1,797	$1,650,185
6.00%, 03/15/25 (Call 05/11/20)(a)	1,832	1,794,810
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	2,967	2,907,660
6.63%, 10/15/26 (Call 10/15/21)(a)	1,870	1,895,526
Nokia OYJ
3.38%, 06/12/22(b)	2,763	2,783,723
4.38%, 06/12/27(b)	2,423	2,459,345
6.63%, 05/15/39(b)	1,767	1,886,273
ORBCOMM Inc., 8.00%, 04/01/24 (Call 05/29/20)(a)(b)	1,183	1,088,360
Plantronics Inc., 5.50%, 05/31/23 (Call 05/29/20)(a)	2,219	1,758,114
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	1,814	1,825,338
Qwest Corp.
6.75%, 12/01/21	3,776	3,950,040
7.25%, 09/15/25	517	554,456
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	2,051	2,040,745
Sprint Capital Corp.
6.88%, 11/15/28(b)	10,361	12,478,270
8.75%, 03/15/32(b)	8,388	11,785,140
Sprint Communications Inc.
6.00%, 11/15/22	9,626	10,180,554
11.50%, 11/15/21(b)	3,812	4,250,380
Sprint Corp.
7.13%, 06/15/24(b)	10,304	11,566,446
7.25%, 09/15/21	8,446	8,857,742
7.63%, 02/15/25 (Call 11/15/24)	6,285	7,212,037
7.63%, 03/01/26 (Call 11/01/25)	6,244	7,381,032
7.88%, 09/15/23	17,339	19,486,435
Telecom Italia Capital SA
6.00%, 09/30/34(b)	4,344	4,499,950
6.38%, 11/15/33(b)	4,323	4,658,465
7.20%, 07/18/36(b)	3,582	4,020,079
7.72%, 06/04/38(b)	3,584	4,157,440
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	6,482	6,733,437
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	4,400	4,559,500
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	1,440	1,418,400
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	2,408	2,265,206
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(b)	1,913	1,956,043
4.50%, 02/01/26 (Call 02/01/21)	3,429	3,532,899
4.75%, 02/01/28 (Call 02/01/23)	5,679	5,963,064
5.13%, 04/15/25 (Call 05/11/20)	1,516	1,534,950
5.38%, 04/15/27 (Call 04/15/22)	1,802	1,905,813
6.00%, 03/01/23 (Call 05/11/20)	4,365	4,407,122
6.00%, 04/15/24 (Call 05/11/20)	3,547	3,616,521
6.38%, 03/01/25 (Call 05/11/20)(b)	6,275	6,439,719
6.50%, 01/15/24 (Call 05/11/20)	3,675	3,757,320
6.50%, 01/15/26 (Call 01/15/21)	6,990	7,383,187
U.S. Cellular Corp., 6.70%, 12/15/33(b)	2,156	2,263,800
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	3,076	2,891,440
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	2,231	2,197,535
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(e)	7,993	9,155,537
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 05/29/20)(a)(c)	1,683	1,700,050

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	$6,225	$6,037,192
6.13%, 03/01/28 (Call 03/01/23)(a)	3,650	3,440,198

		426,694,857

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)(b)	2,853	1,569,150

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,299	1,196,704
5.45%, 11/01/41 (Call 05/01/41)(b)	1,582	1,249,780
5.88%, 12/15/27 (Call 12/15/22)(a)	2,385	2,321,082
6.20%, 10/01/40(b)	802	682,702
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	5,675	5,760,125

		11,210,393

Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	2,155	2,012,231
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 05/11/20)(a)	895	805,500
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 05/29/20)(a)(b)	1,679	1,404,584
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 06/01/20)(a)	2,106	1,368,900
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 06/01/20)(a)	550	214,500
11.25%, 08/15/22 (Call 06/01/20)(a)	25	13,375
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	832	815,360
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	2,708	2,430,430
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 05/29/20)(a)	1,829	1,769,558
XPO CNW Inc., 6.70%, 05/01/34(b)	1,274	1,197,560
XPO Logistics Inc.
6.13%, 09/01/23 (Call 05/29/20)(a)	2,356	2,385,450
6.25%, 05/01/25 (Call 05/01/22)(a)	980	992,250
6.50%, 06/15/22 (Call 05/29/20)(a)(b)	4,582	4,600,328
6.75%, 08/15/24 (Call 08/15/21)(a)	4,051	4,170,909

		24,180,935

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)	1,811	1,322,030
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)	1,575	1,260,000
6.38%, 10/15/21 (Call 05/29/20)	1,092	1,004,640
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	1,510	1,238,200
6.75%, 03/15/22 (Call 05/29/20)(a)	3,451	3,118,496

		7,943,366

Total Corporate Bonds & Notes — 98.2% (Cost: $5,074,698,528)		4,671,082,057

Security	Shares (000)	Value

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(h)	4	$154,432

Total Common Stocks — 0.0% (Cost $198,308)		154,432

Short-Term Investments

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(i)(j)(k)	535,362	535,950,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(i)(j)	12,394	12,394,000

		548,344,957

Total Short-Term Investments — 11.5% (Cost: $547,900,096)		548,344,957

Total Investments in Securities — 109.7% (Cost: $5,622,796,932)		5,219,581,446

Other Assets, Less Liabilities — (9.7)%		(459,994,214)

Net Assets — 100.0%		$4,759,587,232

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	495,890	39,472	535,362	$535,950,957	$1,914,293	(b)	$(235,877)	$391,263
BlackRock Cash Funds: Treasury, SL Agency Shares	15,520	(3,126)	12,394	12,394,000	146,137		—	—

				$548,344,957	$2,060,430		$(235,877)	$391,263

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,671,082,057	$—	$4,671,082,057
Common Stocks	—	—	154,432	154,432
Money Market Funds	548,344,957	—	—	548,344,957

	$548,344,957	$4,671,082,057	$154,432	$5,219,581,446

See notes to financial statements.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Bombardier Inc., 7.45%, 05/01/34(a)	$300	$187,149
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	200	223,646
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	250	227,630
3.95%, 06/15/23 (Call 05/15/23)	350	302,554
4.60%, 06/15/28 (Call 03/15/28)(b)	850	684,276

		1,625,255

Airlines — 2.1%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	1,000	788,560
3.63%, 03/15/22 (Call 02/15/22)	900	803,817
3.75%, 10/28/29 (Call 07/28/29)	700	491,883
3.80%, 04/19/23 (Call 03/19/23)	550	466,609
4.38%, 04/19/28 (Call 01/19/28)	550	406,549
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	319	275,335

		3,232,753

Apparel — 0.4%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	713	643,055

Auto Manufacturers — 2.6%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	200	159,916
4.75%, 01/15/43(b)	300	192,630
5.29%, 12/08/46 (Call 06/08/46)(b)	300	203,688
7.45%, 07/16/31(b)	300	253,926
Ford Motor Credit Co. LLC
3.09%, 01/09/23	200	180,190
3.10%, 05/04/23(b)	200	176,760
3.34%, 03/28/22 (Call 02/28/22)	200	185,588
3.35%, 11/01/22	300	272,748
3.66%, 09/08/24(b)	200	173,274
3.81%, 01/09/24 (Call 11/09/23)(b)	200	177,532
3.82%, 11/02/27 (Call 08/02/27)(b)	200	158,180
4.06%, 11/01/24 (Call 10/01/24)	200	175,228
4.13%, 08/04/25(b)	200	171,124
4.14%, 02/15/23 (Call 01/15/23)	200	184,448
4.25%, 09/20/22	300	279,813
4.27%, 01/09/27 (Call 11/09/26)	200	170,678
4.38%, 08/06/23(b)	200	183,412
4.39%, 01/08/26	200	174,218
4.54%, 08/01/26 (Call 06/01/26)	200	171,530
5.11%, 05/03/29 (Call 02/03/29)	200	171,366
5.58%, 03/18/24 (Call 02/18/24)(b)	200	189,684

		4,005,933

Auto Parts & Equipment — 1.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	150	139,692
ZF North America Capital Inc.
4.50%, 04/29/22(a)	400	405,640
4.75%, 04/29/25(a)	1,250	1,163,812

		1,709,144

Banks — 9.1%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	100	120,000
Commerzbank AG, 8.13%, 09/19/23(a)	1,000	1,102,090
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(b)(d)	1,800	1,606,536
4.50%, 04/01/25	1,825	1,725,337
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	1,200	1,524,552

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	$2,425	$2,446,413
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)	475	646,370
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)	925	1,274,668
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(c)(d)	900	951,552
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	1,200	1,188,828
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(d)	1,500	1,636,950

		14,223,296

Chemicals — 3.3%
CF Industries Inc.
3.45%, 06/01/23	925	935,110
4.95%, 06/01/43(b)	772	788,382
5.15%, 03/15/34	898	938,069
5.38%, 03/15/44(b)	900	931,581
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	385	356,144
Methanex Corp.
5.25%, 12/15/29 (Call 09/15/29)	1,000	843,280
5.65%, 12/01/44 (Call 06/01/44)(b)	400	274,200

		5,066,766

Commercial Services — 1.3%
ADT Security Corp. (The)
3.50%, 07/15/22(b)	1,192	1,171,663
4.13%, 06/15/23	847	835,320

		2,006,983

Computers — 1.5%
Dell Inc.
5.40%, 09/10/40	275	260,601
6.50%, 04/15/38	450	462,483
7.10%, 04/15/28	355	393,326
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	1,191	1,184,080

		2,300,490

Cosmetics & Personal Care — 1.4%
Avon Products Inc.
7.00%, 03/15/23	562	533,872
8.95%, 03/15/43(b)	300	292,614
Edgewell Personal Care Co.
4.70%, 05/19/21	735	738,866
4.70%, 05/24/22	619	629,034

		2,194,386

Diversified Financial Services — 1.6%
Navient Corp.
5.50%, 01/25/23(b)	1,150	1,074,549
5.63%, 08/01/33	720	550,771
7.25%, 01/25/22	910	892,910

		2,518,230

Electric — 1.2%
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	450	458,676
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	473	484,858
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	161	139,823
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	485	471,459
6.50%, 03/15/40(b)	375	326,359

		1,881,175

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.6%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	$410	$386,548
5.45%, 12/15/24 (Call 09/15/24)	582	559,459

		946,007

Energy – Alternate Sources — 0.7%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	1,020	1,125,586

Engineering & Construction — 0.2%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	325	325,156

Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	500	498,680
3.50%, 06/06/22(b)	100	102,777
3.50%, 07/15/22 (Call 05/15/22)(b)	100	102,594
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	200	204,056
3.95%, 07/15/25 (Call 04/15/25)	300	315,333
4.00%, 06/15/23 (Call 05/15/23)	200	207,534
4.38%, 06/01/46 (Call 12/01/45)	600	573,186
4.63%, 01/30/29 (Call 10/30/28)	250	264,052
4.63%, 10/01/39 (Call 04/01/39)(a)	100	99,325
4.88%, 10/01/49 (Call 04/01/49)(a)	300	300,147
5.00%, 07/15/35 (Call 01/15/35)(b)	200	214,318
5.00%, 06/04/42	375	381,386
5.20%, 07/15/45 (Call 01/15/45)	400	413,808
6.38%, 07/15/28	50	57,276
6.50%, 02/09/40	150	176,856
6.75%, 03/15/32	100	123,859
6.88%, 01/26/39	175	210,658
7.13%, 08/01/39(a)	175	211,096
Safeway Inc., 7.25%, 02/01/31	333	347,655

		4,804,596

Forest Products & Paper — 0.2%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	210	249,677

Health Care – Services — 1.2%
HCA Inc.
7.05%, 12/01/27(b)	190	207,543
7.50%, 11/15/95(b)	250	274,205
7.69%, 06/15/25	417	467,703
8.36%, 04/15/24	70	77,418
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	515	501,713
Tenet Healthcare Corp., 6.88%, 11/15/31	470	398,231

		1,926,813

Holding Companies – Diversified — 0.1%
Apollo Investment Corp., 5.25%, 03/03/25(b)	200	161,714

Home Builders — 1.4%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	330	334,636
6.00%, 01/15/43 (Call 10/15/42)(b)	556	539,420
PulteGroup Inc.
6.00%, 02/15/35(b)	348	368,532
6.38%, 05/15/33(b)	481	515,334
7.88%, 06/15/32(b)	320	369,322

		2,127,244

Housewares — 3.1%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	250	251,785

Security	Par (000)	Value

Housewares (continued)
4.00%, 12/01/24 (Call 09/01/24)(b)	$225	$223,333
4.35%, 04/01/23 (Call 02/01/23)	1,200	1,221,984
4.70%, 04/01/26 (Call 01/01/26)(b)	1,800	1,817,514
5.88%, 04/01/36 (Call 10/01/35)	375	392,932
6.00%, 04/01/46 (Call 10/01/45)(b)	600	617,658
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(b)	725	301,470

		4,826,676

Insurance — 1.4%
Genworth Holdings Inc.
6.50%, 06/15/34	385	321,740
7.63%, 09/24/21	838	795,337
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	500	551,795
MBIA Inc.
5.70%, 12/01/34(b)	75	51,199
6.40%, 08/15/22 (Call 05/29/20)(b)	110	103,155
Provident Financing Trust I, 7.41%, 03/15/38(b)	265	273,920

		2,097,146

Internet — 0.3%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	505	514,110

Iron & Steel — 1.3%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	195	177,243
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	605	554,355
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	415	401,849
5.20%, 07/15/21 (Call 04/15/21)	420	424,381
Cleveland-Cliffs Inc., 9.88%, 10/17/25 (Call 10/17/22)(a)	254	250,188
U.S. Steel Corp., 6.65%, 06/01/37(b)	440	273,024

		2,081,040

Leisure Time — 0.4%
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	550	360,272
7.50%, 10/15/27	350	274,978

		635,250

Lodging — 1.4%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	475	415,088
4.25%, 03/01/22 (Call 12/01/21)	700	673,057
5.40%, 04/01/24 (Call 02/01/24)(b)	364	321,164
5.75%, 04/01/27 (Call 01/01/27)	480	421,378
6.35%, 10/01/25 (Call 07/01/25)	430	382,227

		2,212,914

Manufacturing — 0.5%
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	400	366,284
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	500	460,135

		826,419

Media — 0.9%
Belo Corp.
7.25%, 09/15/27(b)	280	277,124
7.75%, 06/01/27	250	258,750
Liberty Interactive LLC
8.25%, 02/01/30	615	543,377
8.50%, 07/15/29	355	306,511

		1,385,762

Mining — 2.7%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	186	187,650
3.88%, 03/15/23 (Call 12/15/22)	1,505	1,507,694

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.55%, 11/14/24 (Call 08/14/24)	$622	$623,449
5.40%, 11/14/34 (Call 05/14/34)	640	591,219
5.45%, 03/15/43 (Call 09/15/42)(b)	1,450	1,330,085

		4,240,097

Office & Business Equipment — 2.7%
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	217	186,754
4.63%, 03/15/24 (Call 12/15/23)(b)	500	376,655
5.70%, 04/01/23 (Call 03/01/23)	301	245,499
Xerox Corp.
3.80%, 05/15/24	375	365,565
4.13%, 03/15/23 (Call 02/15/23)	1,176	1,169,297
4.50%, 05/15/21	1,153	1,154,499
4.80%, 03/01/35	310	264,197
6.75%, 12/15/39	370	357,383

		4,119,849

Oil & Gas — 13.9%
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	600	500,004
4.25%, 04/15/27 (Call 01/15/27)	1,450	1,140,207
5.25%, 06/15/37 (Call 12/15/36)	775	522,520
5.40%, 06/15/47 (Call 12/15/46)	1,150	764,336
6.75%, 11/15/39	1,700	1,207,850
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,175	979,116
4.38%, 01/15/28 (Call 10/15/27)	1,175	904,209
4.50%, 04/15/23 (Call 01/15/23)	1,900	1,683,096
4.90%, 06/01/44 (Call 12/01/43)	825	573,061
5.00%, 09/15/22 (Call 05/29/20)	1,000	937,770
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	850	801,975
3.90%, 10/01/27 (Call 07/01/27)	1,325	1,113,901
4.88%, 11/15/21(b)	100	97,000
6.13%, 02/01/25 (Call 01/01/25)	1,225	1,174,518
7.00%, 02/01/30 (Call 10/01/29)	925	869,037
Global Marine Inc., 7.00%, 06/01/28	375	95,505
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	674	538,155
5.88%, 12/01/42 (Call 06/01/42)	375	215,805
7.05%, 05/01/29	300	192,495
Nabors Industries Inc.
4.63%, 09/15/21	96	61,082
5.10%, 09/15/23 (Call 06/15/23)	400	108,764
Noble Holding International Ltd.
5.25%, 03/15/42	650	6,130
6.05%, 03/01/41	600	3,282
6.20%, 08/01/40	450	2,457
7.95%, 04/01/25 (Call 01/01/25)(b)	542	2,455
8.95%, 04/01/45 (Call 10/01/44)	700	5,733
Occidental Petroleum Corp.
2.70%, 08/15/22	500	434,705
2.70%, 02/15/23 (Call 08/15/22)	400	343,408
2.90%, 08/15/24 (Call 06/15/24)	700	525,028
3.00%, 02/15/27 (Call 11/15/26)	250	172,135
3.13%, 02/15/22 (Call 11/15/21)	300	272,880
3.20%, 08/15/26 (Call 06/15/26)	200	143,782
3.40%, 04/15/26 (Call 01/15/26)	200	143,374
3.50%, 06/15/25 (Call 03/15/25)	250	180,210
3.50%, 08/15/29 (Call 05/15/29)	350	243,078

Security	Par (000)	Value

Oil & Gas (continued)
4.10%, 02/15/47 (Call 08/15/46)	$225	$130,860
4.20%, 03/15/48 (Call 09/15/47)(b)	200	120,794
4.30%, 08/15/39 (Call 02/15/39)	250	157,988
4.40%, 04/15/46 (Call 10/15/45)(b)	250	152,603
4.40%, 08/15/49 (Call 02/15/49)	225	136,222
4.50%, 07/15/44 (Call 01/15/44)	200	120,898
4.63%, 06/15/45 (Call 12/15/44)	225	139,079
5.55%, 03/15/26 (Call 12/15/25)	325	253,152
6.20%, 03/15/40	175	124,597
6.45%, 09/15/36	550	406,010
6.60%, 03/15/46 (Call 09/15/45)	225	166,471
6.95%, 07/01/24	200	171,732
7.50%, 05/01/31	200	153,354
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	500	332,485
5.15%, 11/15/29 (Call 08/15/29)	200	132,576
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	310	276,638
6.20%, 01/23/25 (Call 10/23/24)	1,045	926,591
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(a)	225	227,407
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(b)	215	67,435
6.80%, 03/15/38	1,059	224,148
7.50%, 04/15/31(b)	716	153,804
8.38%, 12/15/21	250	87,008
9.35%, 12/15/41	350	80,308

		21,701,223

Oil & Gas Services — 0.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	600	310,008
SESI LLC, 7.13%, 12/15/21 (Call 05/29/20)(a)	240	112,980

		422,988

Packaging & Containers — 1.1%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	476	521,306
Pactiv LLC
7.95%, 12/15/25	335	349,516
8.38%, 04/15/27(b)	260	275,553
Sealed Air Corp., 6.88%, 07/15/33(a)	550	600,165

		1,746,540

Pharmaceuticals — 0.4%
Owens & Minor Inc.
3.88%, 09/15/21(b)	285	269,131
4.38%, 12/15/24 (Call 09/15/24)	350	280,214

		549,345

Pipelines — 10.0%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	725	655,001
4.13%, 12/01/27 (Call 09/01/27)(b)	500	443,735
4.15%, 07/01/23 (Call 04/01/23)	604	564,444
4.35%, 10/15/24 (Call 07/15/24)	385	355,232
5.60%, 10/15/44 (Call 04/15/44)	410	288,488
5.85%, 11/15/43 (Call 05/15/43)	475	342,926
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	600	492,930
4.75%, 09/30/21 (Call 06/30/21)(a)	592	562,116
4.95%, 04/01/22 (Call 01/01/22)	410	374,104
5.60%, 04/01/44 (Call 10/01/43)	480	259,234
6.45%, 11/03/36(a)	365	212,667

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.75%, 09/15/37(a)	$555	$328,738
8.13%, 08/16/30	365	285,894
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	800	497,296
4.40%, 04/01/24 (Call 01/01/24)	674	423,434
4.85%, 07/15/26 (Call 04/15/26)	600	367,092
5.05%, 04/01/45 (Call 10/01/44)	550	222,508
5.45%, 06/01/47 (Call 12/01/46)	500	202,615
5.60%, 04/01/44 (Call 10/01/43)	410	163,680
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	675	608,722
4.13%, 12/01/26 (Call 09/01/26)	600	511,488
4.75%, 07/15/23 (Call 06/15/23)	1,200	1,134,072
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	1,025	911,502
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	575	462,288
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	302	278,221
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	750	683,872
3.95%, 06/01/25 (Call 03/01/25)	350	310,986
4.00%, 07/01/22 (Call 04/01/22)	650	633,626
4.05%, 02/01/30 (Call 11/01/29)	750	684,367
4.50%, 03/01/28 (Call 12/01/27)	300	263,988
4.65%, 07/01/26 (Call 04/01/26)	350	311,941
4.75%, 08/15/28 (Call 05/15/28)	325	285,997
5.25%, 02/01/50 (Call 08/01/49)(b)	700	550,375
5.30%, 03/01/48 (Call 09/01/47)	500	376,185
5.45%, 04/01/44 (Call 10/01/43)	400	299,508
5.50%, 08/15/48 (Call 02/15/48)	250	185,510

		15,534,782

Real Estate Investment Trusts — 1.7%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(b)	285	75,930
5.25%, 12/01/23 (Call 09/01/23)(b)	535	145,076
5.95%, 12/15/26 (Call 09/15/26)(b)	736	205,874
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	323	267,980
4.75%, 02/15/28 (Call 08/15/27)(b)	605	520,711
6.75%, 12/15/21 (Call 06/15/21)(b)	375	358,856
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	370	307,241
4.50%, 04/18/22 (Call 01/18/22)	410	347,069
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	875	470,925

		2,699,662

Retail — 6.3%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	383	236,958
4.92%, 08/01/34 (Call 02/01/34)(b)	350	168,756
5.17%, 08/01/44 (Call 02/01/44)	954	413,311
Brinker International Inc.
3.88%, 05/15/23(b)	393	295,041
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	430	361,871
JC Penney Corp. Inc.
7.40%, 04/01/37	210	10,269
7.63%, 03/01/97	250	7,540
L Brands Inc.
6.95%, 03/01/33	385	219,361
7.60%, 07/15/37	375	215,903

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$900	$647,118
3.63%, 06/01/24 (Call 03/01/24)	700	496,069
4.30%, 02/15/43 (Call 08/15/42)	350	202,979
4.38%, 09/01/23 (Call 06/01/23)	300	205,194
4.50%, 12/15/34 (Call 06/15/34)	500	286,295
5.13%, 01/15/42 (Call 07/15/41)	350	205,597
6.70%, 07/15/34	200	135,964
Marks &Spencer PLC, 7.13%, 12/01/37(a)	300	268,755
QVC Inc.
4.38%, 03/15/23	650	626,132
4.45%, 02/15/25 (Call 11/15/24)	700	641,298
4.75%, 02/15/27 (Call 11/15/26)	650	588,802
4.85%, 04/01/24	700	666,449
5.13%, 07/02/22	400	392,152
5.45%, 08/15/34 (Call 02/15/34)	450	353,772
5.95%, 03/15/43	350	271,177
Rite Aid Corp., 7.70%, 02/15/27	300	218,679
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	450	455,679
3.88%, 11/01/23 (Call 08/01/23)(b)	450	456,107
5.35%, 11/01/43 (Call 05/01/43)(b)	320	303,875
6.88%, 11/15/37(b)	385	393,385

		9,744,488

Software — 0.4%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	655	681,292

Telecommunications — 12.6%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	270	275,224
Series P, 7.60%, 09/15/39	339	346,566
Series S, 6.45%, 06/15/21	800	817,688
Series T, 5.80%, 03/15/22	885	907,311
Series U, 7.65%, 03/15/42	320	323,750
Embarq Corp., 8.00%, 06/01/36	970	1,013,689
Frontier Florida LLC, Series E, 6.86%, 02/01/28	350	302,687
Frontier North Inc., Series G, 6.73%, 02/15/28	250	231,188
Nokia of America Corp., 6.45%, 03/15/29(b)	200	200,604
Nokia OYJ, 6.63%, 05/15/39	610	652,791
Qwest Corp.
6.75%, 12/01/21(b)	604	631,144
7.25%, 09/15/25	135	141,759
Sprint Capital Corp.
6.88%, 11/15/28	2,000	2,415,780
8.75%, 03/15/32	1,442	2,026,616
Sprint Communications Inc., 9.25%, 04/15/22	200	220,210
Telecom Italia Capital SA
6.00%, 09/30/34	1,038	1,079,759
6.38%, 11/15/33(b)	1,026	1,109,055
7.20%, 07/18/36	1,038	1,173,957
7.72%, 06/04/38(b)	1,050	1,220,037
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	1,152	1,193,576
U.S. Cellular Corp., 6.70%, 12/15/33	664	701,430
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	2,275	2,603,669

		19,588,490

Toys, Games & Hobbies — 0.5%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	341	313,901
5.45%, 11/01/41 (Call 05/01/41)(b)	315	249,700

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
6.20%, 10/01/40(b)	$310	$263,674

		827,275

Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34(b)	350	332,843

Total Corporate Bonds & Notes — 96.2% ( Cost: $154,934,272)		149,842,450

Short-Term Investments

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	19,027	19,047,504
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	2,947	2,947,000

		21,994,504

Total Short-Term Investments — 14.1% ( Cost: $21,977,247)		21,994,504

Total Investments in Securities — 110.3% ( Cost: $176,911,519)		171,836,954

Other Assets, Less Liabilities — (10.3)%		(15,994,825)

Net Assets — 100.0%		$155,842,129

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers Considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,399	(2,372)	19,027	$19,047,504	$125,224	(b)	$(12,346)	$13,450
BlackRock Cash Funds: Treasury, SL Agency Shares	1,554	1,393	2,947	2,947,000	12,652		—	—

				$21,994,504	$137,876		$(12,346)	$13,450

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending In Come earned from the reinvestment of cash Collateral from loaned securities (excluding Collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments ac Cording to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$149,842,450	$—	$149,842,450
Money Market Funds	21,994,504	—	—	21,994,504

	$21,994,504	$149,842,450	$—	$171,836,954

See notes to financial statements.

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$15	$13,800
4.00%, 02/15/30 (Call 02/15/25)(a)	25	22,951
5.75%, 02/01/26 (Call 02/01/21)	85	86,666
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	20	18,313
5.00%, 08/15/27 (Call 08/15/22)(a)	35	32,900
5.63%, 02/15/24 (Call 02/15/21)	40	39,896
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	45	37,125

		251,651

Aerospace & Defense — 3.2%
Bombardier Inc.
5.75%, 03/15/22(a)	20	14,858
6.00%, 10/15/22 (Call 05/29/20)(a)	35	25,900
6.13%, 01/15/23(a)	90	63,900
7.50%, 12/01/24 (Call 12/01/20)(a)	60	39,863
7.50%, 03/15/25 (Call 03/15/21)(a)	70	45,150
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	110	71,225
8.75%, 12/01/21(a)	85	70,933
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	60	57,825
5.87%, 02/23/22	75	76,312
6.88%, 05/01/25 (Call 04/01/25)	65	66,300
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(a)	70	60,200
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	41	40,385
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	60	63,720
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	165	139,425
6.25%, 03/15/26 (Call 03/15/22)(a)	255	249,293
6.38%, 06/15/26 (Call 06/15/21)	60	51,337
6.50%, 07/15/24 (Call 07/15/20)	110	100,495
6.50%, 05/15/25 (Call 05/15/20)	60	53,700
7.50%, 03/15/27 (Call 03/15/22)	20	17,875
8.00%, 12/15/25 (Call 04/08/22)(a)	30	31,200
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)	70	55,491
7.75%, 08/15/25 (Call 08/15/20)	10	6,584

		1,401,971

Agriculture — 0.6%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	200	207,604
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(a)	50	48,500
10.50%, 11/01/26 (Call 11/01/21)(a)	25	23,222

		279,326

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)	20	19,450
American Airlines Group Inc.
3.75%, 03/01/25(a)	20	9,350
5.00%, 06/01/22(a)	50	28,375
United Airlines Holdings Inc., 4.25%, 10/01/22	20	16,400

		73,575

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	40	40,013
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	35	35,209
5.38%, 05/15/25 (Call 05/15/22)(a)	30	30,000

Security	Par (000)	Value

Apparel (continued)
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)(a)	$15	$15,137

		120,359

Auto Manufacturers — 1.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	20	18,539
5.00%, 10/01/24 (Call 10/01/20)(a)	70	67,506
5.88%, 06/01/29 (Call 06/01/24)(a)	20	19,391
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	75	74,610
Ford Motor Co.
8.50%, 04/21/23	190	190,238
9.00%, 04/22/25 (Call 03/22/25)	195	189,638
9.63%, 04/22/30 (Call 01/22/30)	60	59,813
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	60	51,387
9.50%, 05/01/25 (Call 04/21/22)(a)	21	22,050
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	100	97,500

		790,672

Auto Parts & Equipment — 1.1%
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	85	84,575
9.00%, 04/15/25 (Call 04/15/22)(a)	20	20,850
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)	35	26,444
6.25%, 03/15/26 (Call 03/15/21)	15	11,175
6.50%, 04/01/27 (Call 04/01/22)	20	14,801
6.63%, 10/15/22 (Call 10/15/20)	12	10,080
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	20	18,045
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)	20	18,700
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	25	21,562
5.00%, 05/31/26 (Call 05/31/21)	70	60,753
5.13%, 11/15/23 (Call 11/15/20)	50	46,876
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	60	60,390
8.50%, 05/15/27 (Call 05/15/22)(a)	110	93,225

		487,476

Banks — 1.4%
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)	45	43,262
5.00%, 08/15/22	75	73,906
5.00%, 08/01/23	30	29,363
5.25%, 03/07/25 (Call 12/07/24)	25	24,964
6.13%, 03/09/28	10	10,272
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	100	89,801
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	20	17,561
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	20	16,535
8.25%, 04/15/25 (Call 04/15/21)(a)	45	38,250
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	275	279,284

		623,198

Building Materials — 0.7%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	51	43,924
6.75%, 06/01/27 (Call 06/01/22)(a)	5	5,150
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	50	47,500
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	20,225

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	$35	$34,468
5.00%, 02/15/27 (Call 02/15/22)(a)	20	20,062
5.38%, 11/15/24 (Call 11/15/20)(a)	35	35,228
6.00%, 10/15/25 (Call 10/15/20)(a)	85	87,762
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	25	25,024

		319,343

Chemicals — 1.6%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	5	5,207
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	35	36,488
10.00%, 10/15/25 (Call 10/15/20)	60	63,600
CF Industries Inc., 3.45%, 06/01/23	25	25,238
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	20	16,757
6.63%, 05/15/23 (Call 05/15/20)	66	61,746
7.00%, 05/15/25 (Call 05/15/20)(b)	30	28,285
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	75	66,999
5.00%, 05/01/25 (Call 01/31/25)(a)	30	25,350
5.25%, 06/01/27 (Call 03/03/27)(a)	60	48,000
OCI NV, 6.63%, 04/15/23 (Call 04/15/21)(a)	100	100,994
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	25	22,094
5.13%, 09/15/27 (Call 03/15/22)	20	18,400
5.63%, 08/01/29 (Call 08/01/24)	50	45,297
PolyOne Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	10	10,125
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	20	18,178
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	5	5,031
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	25	22,594
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	35	34,038
4.38%, 08/15/25 (Call 08/15/20)	25	25,250
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	20	20,125

		699,796

Commercial Services — 4.4%
ADT Security Corp. (The)
3.50%, 07/15/22	60	58,688
4.13%, 06/15/23	20	19,664
6.25%, 10/15/21	65	66,543
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	110	113,850
9.75%, 07/15/27 (Call 07/15/22)(a)	45	46,012
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	35	29,675
7.63%, 09/01/23 (Call 09/01/20)(b)	26	20,712
7.88%, 12/01/22 (Call 12/01/20)	38	36,211
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	20	11,625
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	35	34,038
9.50%, 11/01/27 (Call 11/01/22)(a)	30	30,248
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	75	70,781
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)	60	12,540
6.00%, 01/15/28 (Call 01/15/23)(a)	45	7,763
6.25%, 10/15/22 (Call 10/15/20)	20	4,750

Security	Par (000)	Value

Commercial Services (continued)
7.13%, 08/01/26 (Call 08/01/22)(a)	$20	$4,200
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)	50	51,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)	90	80,321
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	20	19,231
5.50%, 10/01/21 (Call 05/29/20)(a)	20	19,725
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	150	147,573
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	35	34,311
5.75%, 04/15/26(a)	70	68,796
6.25%, 01/15/28 (Call 01/15/23)(a)	90	80,757
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	50	53,323
8.25%, 11/15/26 (Call 11/15/21)(a)	90	97,762
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	35	35,794
5.13%, 06/01/29 (Call 06/01/24)	40	41,900
5.38%, 05/15/24 (Call 05/15/20)	50	50,896
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	20	20,300
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	34	33,405
4.00%, 07/15/30 (Call 07/15/25)	35	32,925
4.63%, 10/15/25 (Call 10/15/20)	25	24,486
4.88%, 01/15/28 (Call 01/15/23)	80	79,717
5.25%, 01/15/30 (Call 01/15/25)	65	64,884
5.50%, 07/15/25 (Call 07/15/20)	50	50,625
5.50%, 05/15/27 (Call 05/15/22)	60	60,377
5.88%, 09/15/26 (Call 09/15/21)	45	46,202
6.50%, 12/15/26 (Call 12/15/21)	85	88,427
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	65	67,654

		1,917,691

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	80	71,800
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	47	47,101
7.13%, 06/15/24 (Call 06/15/20)(a)	135	140,569
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	35	34,825
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	20	19,950
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	20	20,050
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	45	44,991
6.38%, 12/15/23 (Call 12/15/20)	35	35,481
8.13%, 04/15/25 (Call 04/15/22)(a)	15	15,900
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)	25	18,125
9.25%, 03/01/21 (Call 05/29/20)(a)(b)	5	5,001
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(b)	5	5,598
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	125	127,772

		587,163

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	25	23,523
Avon Products Inc., 7.00%, 03/15/23	55	52,388

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.70%, 05/19/21	$45	$45,408
4.70%, 05/24/22	20	20,183

		141,502

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)	30	28,659
5.88%, 05/15/26 (Call 05/15/21)(a)	45	45,025
Anixter Inc., 5.13%, 10/01/21	20	20,313
Performance Food Group Inc.
5.50%, 10/15/27 (Call 10/15/22)(a)	60	57,349
6.88%, 05/01/25 (Call 05/01/22)(a)	5	5,088
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	25	17,125
9.00%, 11/15/26 (Call 11/15/22)(a)	65	45,224
13.13%, 11/15/27 (Call 11/15/22)(a)	25	14,725

		233,508

Diversified Financial Services — 2.9%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)	50	33,208
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	45	45,942
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	20	17,817
6.63%, 03/15/26 (Call 03/15/22)	20	18,000
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	35	33,206
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	30	25,800
8.13%, 07/15/23 (Call 07/15/20)(a)	85	81,600
9.13%, 07/15/26 (Call 07/15/21)(a)	25	23,912
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	20	16,890
5.50%, 01/25/23	70	64,575
5.88%, 10/25/24(b)	20	18,046
6.13%, 03/25/24	60	55,057
6.50%, 06/15/22	45	43,287
6.63%, 07/26/21	35	34,825
6.75%, 06/25/25	5	4,625
6.75%, 06/15/26	70	63,651
7.25%, 01/25/22	60	58,800
7.25%, 09/25/23	30	28,725
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	35	34,297
5.75%, 05/01/25 (Call 05/01/20)(a)	105	102,900
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	20,925
5.63%, 03/15/23	50	47,033
6.13%, 05/15/22	100	98,750
6.13%, 03/15/24 (Call 09/15/23)	90	84,307
6.63%, 01/15/28 (Call 07/15/27)(b)	85	75,013
6.88%, 03/15/25	55	51,773
7.13%, 03/15/26	65	60,531

		1,243,495

Electric — 3.0%
AES Corp. (The)
4.50%, 03/15/23 (Call 03/15/21)	25	25,141
4.88%, 05/15/23 (Call 05/15/20)	35	35,256
5.13%, 09/01/27 (Call 09/01/22)	35	36,225
5.50%, 04/15/25 (Call 04/15/21)(b)	20	20,650
6.00%, 05/15/26 (Call 05/15/21)	45	47,250

Security	Par (000)	Value

Electric (continued)
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	$90	$87,320
5.13%, 03/15/28 (Call 03/15/23)(a)	70	68,250
5.25%, 06/01/26 (Call 06/01/21)(a)	35	35,710
5.50%, 02/01/24 (Call 02/01/21)	30	30,150
5.75%, 01/15/25 (Call 10/15/20)	85	84,957
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	20	20,356
5.75%, 10/15/25 (Call 10/15/21)	50	51,890
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(b)	15	14,630
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	20	19,756
4.25%, 07/15/24 (Call 04/15/24)(a)	25	25,188
4.25%, 09/15/24 (Call 07/15/24)(a)	45	45,666
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	35	35,919
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	50	53,916
5.75%, 01/15/28 (Call 01/15/23)	50	53,778
6.63%, 01/15/27 (Call 07/15/21)	60	63,923
7.25%, 05/15/26 (Call 05/15/21)	45	48,375
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	20	13,800
6.63%, 01/15/28 (Call 01/15/23)(a)	40	37,900
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	50	50,000
10.50%, 01/15/26 (Call 01/15/22)(a)	45	36,799
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	25	25,137
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	70	71,480
5.50%, 09/01/26 (Call 09/01/21)(a)	60	61,748
5.63%, 02/15/27 (Call 02/15/22)(a)	85	89,037

		1,290,207

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	45	45,877
6.38%, 07/15/26 (Call 07/15/21)(a)	30	31,197
7.75%, 01/15/27 (Call 01/15/22)(a)	30	31,779

		108,853

Electronics — 0.4%
Sensata Technologies BV
4.38%, 02/15/30 (Call 11/15/29)(a)	20	19,700
4.88%, 10/15/23(a)	45	45,241
5.00%, 10/01/25(a)	30	29,908
5.63%, 11/01/24(a)	70	71,089

		165,938

Energy – Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	35	35,857
4.75%, 01/15/30 (Call 01/15/25)(a)	25	25,641
5.00%, 01/31/28 (Call 07/31/27)(a)	45	47,024

		108,522

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	70	71,006
5.88%, 10/15/24 (Call 07/15/24)	35	37,239
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	45	33,283

		141,528

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 2.6%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	$20	$4,700
5.88%, 11/15/26 (Call 11/15/21)(b)	35	7,645
6.13%, 05/15/27 (Call 05/15/22)	40	8,760
10.50%, 04/15/25 (Call 04/15/22)(a)	20	17,625
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	95	74,577
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	20	17,133
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)	25	23,270
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	45	40,050
5.50%, 05/01/25 (Call 05/01/22)(a)	31	31,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	20	18,606
5.50%, 04/01/27 (Call 04/01/22)(a)	45	43,298
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	40	33,600
5.13%, 12/15/22 (Call 12/15/20)	25	21,063
8.75%, 05/01/25 (Call 05/01/22)(a)	15	15,225
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/21)	60	57,750
6.00%, 09/15/26 (Call 09/15/21)	20	20,094
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	100	97,723
6.50%, 02/15/25 (Call 08/15/24)(a)	100	97,999
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)	35	31,850
6.38%, 02/01/24 (Call 02/01/21)(a)	30	27,911
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	60	50,577
4.88%, 11/01/24 (Call 11/01/20)(a)	25	22,250
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	50	43,493
7.00%, 05/15/28 (Call 05/15/23)(a)	50	36,062
7.25%, 11/15/29 (Call 11/15/24)(a)	20	14,217
8.25%, 03/15/26 (Call 03/15/22)(a)	75	56,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)	60	52,812
5.50%, 04/15/27 (Call 04/15/22)(a)	25	21,723
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	40	41,692
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	60	62,088
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	50	46,893

		1,138,186

Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/21)	10	9,858
6.00%, 01/01/27 (Call 01/01/22)	30	28,773
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	35	35,175
5.13%, 12/15/26 (Call 12/15/22)(a)	30	31,172
7.00%, 06/01/26 (Call 06/01/21)(a)	21	22,017

		126,995

Security	Par (000)	Value

Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	$15	$15,097
4.63%, 01/15/27 (Call 01/15/22)(a)	80	80,745
4.88%, 02/15/30 (Call 02/15/25)(a)	60	60,813
5.75%, 03/15/25 (Call 09/15/20)	65	66,388
5.88%, 02/15/28 (Call 08/15/22)(a)	45	46,937
6.63%, 06/15/24 (Call 06/15/20)	80	82,533
7.50%, 03/15/26 (Call 03/15/22)(a)	50	54,687
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)	35	35,438
5.25%, 09/15/27 (Call 03/01/22)(b)	40	40,595
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	100	102,780
6.75%, 02/15/28 (Call 02/15/23)(a)	75	79,471
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	60	61,350
6.50%, 04/15/29 (Call 04/15/24)(a)	45	47,441
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	55	56,107
4.88%, 11/01/26 (Call 11/01/21)(a)	30	30,150
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)	50	50,506
5.88%, 09/30/27 (Call 09/30/22)(a)	35	35,569
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	70	68,631
5.00%, 08/15/26 (Call 08/15/21)(a)	100	100,021
5.50%, 12/15/29 (Call 12/15/24)(a)	25	25,109
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	30	30,525
5.75%, 03/01/27 (Call 03/01/22)(a)	100	102,415
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	25	25,563

		1,298,871

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	20	19,165
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	35	33,950
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	65	63,213
6.38%, 05/01/25 (Call 05/01/22)(a)	20	20,800

		137,128

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	25	24,250

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	45	45,627
6.38%, 02/15/26 (Call 02/15/22)(a)	10	10,267

		55,894

Health Care – Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	65	68,583
9.00%, 10/01/25 (Call 10/01/20)(a)	115	124,707
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	50	50,500
4.63%, 02/01/28 (Call 02/01/23)(a)	25	25,375

		269,165

Health Care – Services — 9.2%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/21)	45	43,088
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)(a)	110	110,726

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
4.25%, 12/15/27 (Call 12/15/22)(a)	$155	$161,878
4.63%, 12/15/29 (Call 12/15/24)(a)	215	235,425
4.75%, 05/15/22 (Call 05/15/20)	35	35,398
4.75%, 01/15/25 (Call 01/15/21)	115	118,521
4.75%, 01/15/25 (Call 01/15/21)(a)	35	36,072
5.25%, 04/01/25 (Call 04/01/21)(a)	25	26,063
5.38%, 06/01/26 (Call 06/01/21)(a)	125	132,506
5.38%, 08/15/26 (Call 08/15/21)(a)	25	26,628
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	45	45,394
5.50%, 04/01/26 (Call 04/01/21)(a)	20	20,848
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)	230	216,200
6.63%, 02/15/25 (Call 02/15/22)(a)	100	92,000
6.88%, 04/01/28 (Call 04/01/23)(a)	98	33,810
8.00%, 03/15/26 (Call 03/15/22)(a)	135	129,408
8.00%, 12/15/27 (Call 12/15/22)(a)	31	29,256
8.13%, 06/30/24 (Call 06/30/21)(a)	90	60,940
8.63%, 01/15/24 (Call 01/15/21)(a)	35	33,990
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	60	44,130
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	125	127,031
5.13%, 07/15/24 (Call 07/15/20)	50	50,750
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	20	20,087
4.75%, 02/01/30 (Call 02/01/25)	25	24,885
5.75%, 11/01/24 (Call 11/01/20)	60	60,225
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	150	143,532
5.38%, 02/01/25	185	198,936
5.38%, 09/01/26 (Call 03/01/26)(b)	35	38,270
5.63%, 09/01/28 (Call 03/01/28)	125	138,866
5.88%, 05/01/23	40	42,800
5.88%, 02/15/26 (Call 08/15/25)	75	83,062
5.88%, 02/01/29 (Call 08/01/28)	55	63,228
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	100	102,873
5.00%, 05/15/27 (Call 05/15/22)(a)	75	77,250
LifePoint Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	25	23,508
6.75%, 04/15/25 (Call 04/15/22)(a)	35	36,050
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)	40	37,800
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	45	40,745
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	30	31,013
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	80	85,600
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	80	77,048
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	105	103,141
4.63%, 09/01/24 (Call 09/01/21)(a)	70	68,619
4.88%, 01/01/26 (Call 03/01/22)(a)	115	112,700
5.13%, 05/01/25 (Call 05/01/20)	55	51,420
5.13%, 11/01/27 (Call 11/01/22)(a)	110	108,626
6.25%, 02/01/27 (Call 02/01/22)(a)	75	73,657
6.75%, 06/15/23	105	104,895
7.00%, 08/01/25 (Call 08/01/20)(b)	20	18,600
7.50%, 04/01/25 (Call 04/01/22)(a)	60	64,279
8.13%, 04/01/22	145	145,370

		3,987,147

Security	Par (000)	Value

Holding Companies – Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	$35	$32,900
5.25%, 05/15/27 (Call 11/15/26)	40	38,000
6.25%, 02/01/22 (Call 02/01/21)	35	35,536
6.25%, 05/15/26 (Call 05/15/22)	80	78,526
6.38%, 12/15/25 (Call 12/15/20)	85	83,372
6.75%, 02/01/24 (Call 02/01/21)	20	20,035

		288,369

Home Builders — 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	25	20,625
6.25%, 09/15/27 (Call 09/15/22)(a)	45	41,298
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	20	20,700
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	40	40,158
4.50%, 04/30/24 (Call 01/30/24)	30	30,531
4.75%, 11/15/22 (Call 08/15/22)	35	35,535
4.75%, 05/30/25 (Call 02/28/25)	30	30,824
4.75%, 11/29/27 (Call 05/29/27)	45	46,376
4.88%, 12/15/23 (Call 09/15/23)	25	25,580
5.88%, 11/15/24 (Call 05/15/24)	45	47,812
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	35	30,946
5.25%, 12/15/27 (Call 12/15/22)(a)	20	18,750
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	20	20,550
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	45	46,574
5.50%, 03/01/26 (Call 12/01/25)	40	42,591
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	15	13,575
5.88%, 01/31/25 (Call 01/31/21)(a)	20	18,715
5.88%, 06/15/27 (Call 03/15/27)(a)	45	41,400
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	10	9,350
4.35%, 02/15/28 (Call 11/15/27)	25	24,625
4.38%, 04/15/23 (Call 01/15/23)	20	20,050
4.88%, 03/15/27 (Call 12/15/26)	35	35,438
5.88%, 02/15/22 (Call 11/15/21)	25	25,719
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	25	24,531

		712,253

Home Furnishings — 0.2%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	45	43,193
5.63%, 10/15/23 (Call 10/15/20)	25	24,676

		67,869

Household Products & Wares — 0.3%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	30	30,570
6.38%, 03/01/24 (Call 03/01/21)(a)	35	36,006
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	55	54,863

		121,439

Housewares — 0.3%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	150	150,874

Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	35	31,354
8.13%, 02/15/24 (Call 02/15/21)(a)	75	76,531

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
10.13%, 08/01/26 (Call 08/01/22)(a)	$25	$25,127
Genworth Holdings Inc., 7.63%, 09/24/21	30	28,500
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	60	60,468

		221,980

Internet — 2.4%
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	45	43,495
5.00%, 12/15/27 (Call 12/15/22)(a)	20	20,894
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	10	10,138
4.38%, 11/15/26	45	47,583
4.88%, 04/15/28	90	96,038
4.88%, 06/15/30 (Call 03/15/30)(a)	55	58,767
5.38%, 11/15/29(a)	55	60,615
5.50%, 02/15/22	35	36,400
5.75%, 03/01/24	25	27,247
5.88%, 02/15/25	50	54,883
5.88%, 11/15/28	110	124,042
6.38%, 05/15/29(b)	50	58,276
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	25	25,384
5.00%, 04/15/25 (Call 04/15/21)(a)	55	55,401
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	45	39,274
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	30	30,071
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	65	66,081
8.00%, 11/01/26 (Call 11/01/21)(a)	90	92,201
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	22	22,134
4.75%, 07/15/27 (Call 07/15/22)	45	47,934
5.25%, 04/01/25 (Call 01/01/25)	30	32,804

		1,049,662

Iron & Steel — 0.4%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	25	22,828
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	20	17,200
6.75%, 03/15/26 (Call 03/04/23)(a)	40	34,900
9.88%, 10/17/25 (Call 10/17/22)(a)	38	37,430
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	30	19,037
6.88%, 08/15/25 (Call 08/15/20)	30	20,458

		151,853

Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)	20	18,600
5.38%, 04/15/23 (Call 04/15/21)(a)	35	32,438
9.25%, 04/15/25 (Call 03/16/25)(a)	40	42,250
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	35	23,474
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	25	19,000

		135,762

Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	45	38,261
6.00%, 08/15/26 (Call 08/15/21)	40	36,100
6.38%, 04/01/26 (Call 04/01/21)	50	45,313
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)	30	24,255
10.75%, 09/01/24 (Call 09/01/20)(a)	20	12,680

Security	Par (000)	Value

Lodging (continued)
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	$60	$58,200
4.88%, 01/15/30 (Call 01/15/25)	55	52,393
5.13%, 05/01/26 (Call 05/01/21)	85	83,920
5.38%, 05/01/25 (Call 05/01/22)(a)	5	5,001
5.75%, 05/01/28 (Call 05/01/23)(a)	30	30,228
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	60	58,763
4.88%, 04/01/27 (Call 04/01/22)	45	43,660
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	45	42,534
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	16	14,437
5.50%, 04/15/27 (Call 01/15/27)	45	41,344
5.75%, 06/15/25 (Call 03/15/25)	48	46,080
6.00%, 03/15/23	80	77,537
6.75%, 05/01/25 (Call 05/01/22)	20	19,602
7.75%, 03/15/22	45	45,774
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	35	28,000
5.00%, 10/01/25 (Call 10/01/20)(a)	50	41,685
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	27	23,524
4.25%, 03/01/22 (Call 12/01/21)	20	19,075
5.75%, 04/01/27 (Call 01/01/27)	25	21,781
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	20	18,650
5.25%, 05/15/27 (Call 02/15/27)(a)	55	46,885
5.50%, 03/01/25 (Call 12/01/24)(a)	110	97,407
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	200	194,212

		1,267,301

Machinery — 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	25	23,313

Manufacturing — 0.1%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)	35	28,875
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	30	21,900

		50,775

Media — 12.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	150	145,434
7.50%, 05/15/26 (Call 05/15/21)(a)	200	209,400
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	85	78,200
5.00%, 04/01/24 (Call 04/01/21)	45	43,290
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(a)	140	141,792
4.50%, 05/01/32 (Call 05/01/26)(a)	15	14,902
4.75%, 03/01/30 (Call 09/01/24)(a)	200	203,687
5.00%, 02/01/28 (Call 08/01/22)(a)	130	133,542
5.13%, 05/01/23 (Call 05/01/20)(a)	100	101,158
5.13%, 05/01/27 (Call 05/01/22)(a)	180	187,465
5.38%, 06/01/29 (Call 06/01/24)(a)	80	84,364
5.50%, 05/01/26 (Call 05/01/21)(a)	50	51,881
5.75%, 02/15/26 (Call 02/15/21)(a)	150	156,191
5.88%, 04/01/24 (Call 04/01/21)(a)	130	133,737
5.88%, 05/01/27 (Call 05/01/21)(a)	50	51,978

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media ( continued)
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	$55	$51,678
9.25%, 02/15/24 (Call 02/15/21)(a)	110	91,300
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(a)	100	103,385
5.50%, 05/15/26 (Call 05/15/21)(a)	200	207,560
5.50%, 04/15/27 (Call 04/15/22)(a)	100	104,031
5.75%, 01/15/30 (Call 01/15/25)(a)	100	104,030
6.75%, 11/15/21	25	26,076
7.50%, 04/01/28 (Call 04/01/23)(a)	100	110,022
10.88%, 10/15/25 (Call 10/15/20)(a)	200	216,190
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	170	129,200
6.63%, 08/15/27 (Call 08/15/22)(a)	95	52,013
DISH DBS Corp.
5.00%, 03/15/23	50	47,682
5.88%, 07/15/22	95	95,214
5.88%, 11/15/24	120	115,421
6.75%, 06/01/21	65	65,007
7.75%, 07/01/26(b)	135	133,014
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)	50	49,375
5.88%, 07/15/26 (Call 07/15/21)(a)	45	43,296
7.00%, 05/15/27 (Call 05/15/22)(a)	25	25,250
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	20	17,363
5.25%, 08/15/27 (Call 08/15/22)(a)	55	50,009
6.38%, 05/01/26 (Call 05/01/22)	30	28,425
8.38%, 05/01/27 (Call 05/01/22)	85	70,550
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	15	15,749
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	70	59,398
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)	30	29,250
5.63%, 07/15/27 (Call 07/15/22)(a)	115	109,555
Quebecor Media Inc., 5.75%, 01/15/23	75	78,589
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	25	21,045
5.50%, 03/01/30 (Call 12/01/24)(a)	40	33,200
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	95	95,586
4.63%, 05/15/23 (Call 05/15/20)(a)	25	25,156
4.63%, 07/15/24 (Call 07/15/21)(a)	90	91,989
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	80	82,012
5.38%, 04/15/25 (Call 04/15/21)(a)	35	36,094
5.38%, 07/15/26 (Call 07/15/21)(a)	35	36,320
5.50%, 07/01/29 (Call 07/01/24)(a)	55	58,003
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	70	62,414
5.00%, 09/15/29 (Call 09/15/24)(a)	55	48,902
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)	60	57,187
5.13%, 02/15/25 (Call 02/15/21)(a)	85	75,289
9.50%, 05/01/25 (Call 05/01/22)(a)	5	5,056
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)	40	36,840
6.25%, 02/28/57 (Call 02/28/27)(c)	35	34,738
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/22)(a)	30	31,313
5.38%, 06/15/24 (Call 03/15/24)(a)	30	31,815

Security	Par (000)	Value

Media (continued)
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	$200	$207,500
5.50%, 05/15/29 (Call 05/15/24)(a)	100	104,500
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	100	101,809
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	150	152,485

		5,394,906

Mining — 1.9%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	100	99,927
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	10	10,113
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)(b)	250	243,062
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	30	29,385
4.75%, 05/15/22 (Call 02/15/22)(a)	35	35,032
5.13%, 05/15/24 (Call 02/15/24)(a)	45	45,549
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	8	8,082
3.88%, 03/15/23 (Call 12/15/22)	60	60,048
4.13%, 03/01/28 (Call 03/01/23)	25	23,203
4.25%, 03/01/30 (Call 03/01/25)	50	46,683
4.55%, 11/14/24 (Call 08/14/24)	30	30,075
5.00%, 09/01/27 (Call 09/01/22)	50	48,750
5.25%, 09/01/29 (Call 09/01/24)	20	19,576
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	100	88,000
5.88%, 09/30/26 (Call 09/30/21)(a)	55	53,212

		840,697

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	35	35,591
4.25%, 04/01/28 (Call 10/01/22)	30	30,119
5.00%, 09/01/25 (Call 03/01/21)	45	46,156
5.50%, 12/01/24 (Call 06/01/24)	20	21,320
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	2	1,525
5.70%, 04/01/23 (Call 03/01/23)	13	10,611
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	75	74,625
4.50%, 05/15/21	35	35,025

		254,972

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	100	102,623
5.25%, 08/15/27 (Call 08/15/22)(a)	100	97,594
Ball Corp.
4.00%, 11/15/23	45	46,552
4.88%, 03/15/26 (Call 12/15/25)	35	37,625
5.00%, 03/15/22	50	52,375
5.25%, 07/01/25	60	66,150
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	45	44,282
4.88%, 07/15/26 (Call 07/15/22)(a)	45	45,972
5.13%, 07/15/23 (Call 07/15/20)	50	50,312
5.63%, 07/15/27 (Call 07/15/22)(a)	25	25,697
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	75	76,890
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	20	20,275
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	35	35,756

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)	$35	$34,049
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	30	29,025
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	25	23,938
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	30	30,206
10.50%, 07/15/27 (Call 07/15/22)(a)	40	39,735
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)	65	60,105
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	75	58,687
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	20	20,206
5.88%, 08/15/23(a)	45	46,139
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	110	110,275
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	20	20,074
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	15	14,818
4.88%, 12/01/22 (Call 09/01/22)(a)	25	25,895
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	20	21,050
5.25%, 04/01/23 (Call 01/01/23)(a)	20	20,700
5.50%, 09/15/25 (Call 06/15/25)(a)	30	31,766
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	75	76,875
8.50%, 08/15/27 (Call 08/15/22)(a)	100	104,062

		1,469,708

Pharmaceuticals — 4.4%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)	85	93,704
9.25%, 04/01/26 (Call 04/01/22)(a)	100	110,385
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	50	48,188
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	40	39,404
5.50%, 03/01/23 (Call 05/29/20)(a)	6	5,970
5.50%, 11/01/25 (Call 11/01/20)(a)	55	57,172
5.75%, 08/15/27 (Call 08/15/22)(a)	35	36,740
6.13%, 04/15/25 (Call 04/15/21)(a)	175	177,677
6.50%, 03/15/22 (Call 03/15/21)(a)	40	40,792
7.00%, 01/15/28 (Call 01/15/23)(a)	85	88,400
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	105	111,693
9.00%, 12/15/25 (Call 12/15/21)(a)	143	155,664
Elanco Animal Health Inc.
5.02%, 08/28/23 (Call 07/28/23)	35	37,339
5.65%, 08/28/28 (Call 05/28/28)	65	72,281
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 07/15/20)(a)	100	74,709
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 08/01/20)(a)(b)	35	14,661
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	160	162,600
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	50	49,075
2.80%, 07/21/23	160	146,544
3.15%, 10/01/26	325	283,248
7.13%, 01/31/25 (Call 10/31/24)(a)	100	103,580

		1,909,826

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)	60	58,160
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	70	66,969

Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	$45	$34,217
5.25%, 12/01/21 (Call 12/01/20)(a)	20	16,790
9.38%, 04/01/27 (Call 04/01/22)(a)	25	17,375

		193,511

Real Estate Investment Trusts — 3.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	60	47,664
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)	15	3,900
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	21,514
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	40	35,967
5.25%, 05/01/25 (Call 05/01/20)(a)	75	69,773
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	35	34,300
4.88%, 09/15/29 (Call 09/15/24)(a)	45	43,223
5.25%, 03/15/28 (Call 12/27/22)(a)	55	52,752
5.75%, 08/15/24 (Call 08/15/20)	100	98,249
6.00%, 08/15/23 (Call 08/15/20)	20	20,250
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	35	27,932
4.75%, 10/01/24 (Call 07/01/24)	40	33,200
5.25%, 09/15/22 (Call 09/15/20)	20	17,998
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	25	17,749
5.25%, 03/15/22 (Call 09/15/21)(a)	35	28,947
5.25%, 10/01/25 (Call 10/01/20)(a)	25	18,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	45	43,538
5.63%, 05/01/24 (Call 02/01/24)	60	60,913
5.75%, 02/01/27 (Call 11/01/26)(b)	50	50,283
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	60	59,830
5.00%, 10/15/27 (Call 09/07/22)	55	56,100
5.25%, 08/01/26 (Call 08/01/21)	20	20,150
6.38%, 03/01/24 (Call 03/01/21)	50	51,652
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	50	43,500
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	15	15,319
4.00%, 10/01/22 (Call 10/01/20)	102	102,541
4.88%, 09/01/24 (Call 09/01/20)	60	61,852
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	15	14,419
4.75%, 03/15/25 (Call 09/15/24)	20	17,042
5.00%, 12/15/21 (Call 09/15/21)	50	47,160
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	20	15,501
7.88%, 02/15/25 (Call 02/15/22)(a)	125	120,390
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)	45	42,201
8.25%, 10/15/23 (Call 04/15/21)	70	58,079
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	35	32,878
3.75%, 02/15/27 (Call 02/15/23)(a)	60	55,800
4.13%, 08/15/30 (Call 02/15/25)(a)	65	59,042
4.25%, 12/01/26 (Call 12/01/22)(a)	65	60,667

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 12/01/29 (Call 12/01/24)(a)	$35	$32,550

		1,693,013

Retail — 3.6%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	25	24,232
4.25%, 05/15/24 (Call 05/15/20)(a)	100	100,031
4.38%, 01/15/28 (Call 11/15/22)(a)	90	87,497
5.00%, 10/15/25 (Call 10/15/20)(a)	115	115,575
5.75%, 04/15/25 (Call 04/15/22)(a)	30	31,706
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	33	27,637
4.75%, 03/01/30 (Call 03/01/25)(a)	21	17,549
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	80	70,700
Gap Inc. (The)
8.38%, 05/15/23(a)	15	15,622
8.63%, 05/15/25 (Call 05/15/22)(a)	15	15,488
8.88%, 05/15/27 (Call 05/15/23)(a)	20	20,850
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)	85	66,038
8.75%, 10/01/25 (Call 10/01/20)(a)	25	14,344
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)	20	9,166
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	10	789
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	55	56,598
5.00%, 06/01/24 (Call 06/01/20)(a)	60	61,794
5.25%, 06/01/26 (Call 06/01/21)(a)	35	35,744
L Brands Inc.
5.25%, 02/01/28	15	10,669
5.63%, 02/15/22	35	30,800
5.63%, 10/15/23	45	36,675
7.50%, 06/15/29 (Call 06/15/24)	30	22,121
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 05/29/20)(a)	12	1,020
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)(b)	45	41,495
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	66	67,010
7.13%, 03/15/23 (Call 03/15/21)(a)	110	105,325
8.88%, 06/01/25 (Call 06/01/20)(a)	40	38,621
QVC Inc.
4.38%, 03/15/23(b)	35	33,290
4.45%, 02/15/25 (Call 11/15/24)	30	27,408
4.75%, 02/15/27 (Call 11/15/26)	35	31,500
4.85%, 04/01/24	30	28,497
5.13%, 07/02/22	40	38,800
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(a)	50	45,630
7.50%, 07/01/25 (Call 07/01/22)(a)	45	44,325
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	130	102,916
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	45	25,200
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)	45	45,900
7.75%, 04/01/25 (Call 04/01/22)(a)	35	38,286

		1,586,848

Security	Par (000)	Value

Semiconductors — 0.2%
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	$30	$29,963
5.50%, 07/15/26 (Call 07/15/21)	55	57,750

		87,713

Software — 2.7%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	20	19,940
5.00%, 10/15/24 (Call 07/15/24)	20	20,850
5.25%, 05/15/29 (Call 05/15/24)(a)	35	35,547
5.88%, 06/15/26 (Call 06/15/21)	45	46,434
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)	65	64,119
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	50	52,847
10.25%, 02/15/27 (Call 02/15/22)(a)	35	38,325
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	70	69,951
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	60	62,662
4.75%, 08/01/26 (Call 08/01/21)(a)	35	36,585
5.38%, 05/15/27 (Call 05/15/22)(a)	20	21,585
5.75%, 08/15/25 (Call 08/15/20)(a)	95	99,237
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	65	63,029
5.88%, 06/01/26 (Call 06/01/21)(a)	30	31,500
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	65	63,135
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	70	68,871
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)	70	69,081
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	120	119,400
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	110	113,052
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 02/01/21)(a)	100	96,780

		1,192,930

Telecommunications — 10.5%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)	100	91,393
10.50%, 05/15/27 (Call 05/15/22)(a)	200	216,042
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	100	100,522
7.38%, 05/01/26 (Call 05/01/21)(a)	300	313,500
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	70	68,425
5.13%, 12/15/26 (Call 12/15/22)(a)	75	71,530
5.63%, 04/01/25 (Call 01/01/25)	50	50,250
Series S, 6.45%, 06/15/21	75	76,594
Series T, 5.80%, 03/15/22	80	81,798
Series W, 6.75%, 12/01/23	50	52,478
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	35	37,975
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	32	32,310
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	105	105,000
5.50%, 06/15/24 (Call 06/15/20)(a)	20	17,897
6.00%, 03/01/26 (Call 03/01/22)(a)	60	60,150
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	60	57,060
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	40	34,496
6.00%, 06/15/25 (Call 06/15/20)(a)	90	80,147
Connect Finco Sarl/ Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	75	72,197

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)(f)	$130	$132,561
8.50%, 04/01/26 (Call 04/01/21)(a)(f)	55	50,875
Hughes Satellite Systems Corp.
5.25%, 08/01/26	35	36,925
6.63%, 08/01/26	55	58,595
7.63%, 06/15/21	35	36,308
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)	100	53,250
8.00%, 02/15/24 (Call 02/15/21)(a)	75	76,635
9.50%, 09/30/22(a)	20	22,160
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	65	45,429
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	65	64,736
5.13%, 05/01/23 (Call 05/01/20)	50	49,882
5.25%, 03/15/26 (Call 03/15/21)	25	25,591
5.38%, 08/15/22 (Call 05/29/20)	50	49,984
5.38%, 01/15/24 (Call 01/15/21)	55	55,412
5.38%, 05/01/25 (Call 05/01/20)	35	35,525
Nokia OYJ
3.38%, 06/12/22	45	45,231
4.38%, 06/12/27	20	20,340
Qwest Corp., 6.75%, 12/01/21	50	52,125
Sprint Communications Inc.
6.00%, 11/15/22	125	131,966
11.50%, 11/15/21	100	111,750
Sprint Corp.
7.13%, 06/15/24	80	89,800
7.25%, 09/15/21	100	104,875
7.63%, 02/15/25 (Call 11/15/24)	125	143,750
7.63%, 03/01/26 (Call 11/01/25)	85	100,000
7.88%, 09/15/23	235	264,105
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	100	103,210
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	55	56,650
T-Mobile USA Inc.
4.50%, 02/01/26 (Call 02/01/21)	40	41,212
4.75%, 02/01/28 (Call 02/01/23)	65	68,251
5.38%, 04/15/27 (Call 04/15/22)(b)	45	47,642
6.00%, 03/01/23 (Call 09/01/20)(b)	110	110,000
6.00%, 04/15/24 (Call 04/15/21)	75	76,394
6.38%, 03/01/25 (Call 09/01/20)	100	102,979
6.50%, 01/15/24 (Call 01/15/21)	55	56,301
6.50%, 01/15/26 (Call 01/15/21)(b)	100	105,625
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	50	47,190
5.63%, 04/15/27 (Call 04/15/22)(a)	20	19,749
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	110	125,950
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	85	82,223
6.13%, 03/01/28 (Call 03/01/23)(a)	60	56,565

		4,577,515

Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	20	19,525
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	85	86,300

		105,825

Security	Par/ Shares (000)	Value

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)	$25	$9,841
XPO Logistics Inc.
6.25%, 05/01/25 (Call 05/01/22)(a)	20	20,250
6.50%, 06/15/22 (Call 06/15/20)(a)	38	38,152
6.75%, 08/15/24 (Call 08/15/21)(a)	85	87,516

		155,759

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	20	16,500
6.75%, 03/15/22 (Call 03/15/21)(a)	75	67,586

		84,086

Total Corporate Bonds & Notes — 96.1% ( Cost: $43,491,192)		41,812,169

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	2,530	2,532,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	2,135	2,135,000

		4,667,790

Total Short-Term Investments — 10.7% ( Cost: $4,665,364)		4,667,790

Total Investments in Securities — 106.8% ( Cost: $48,156,556)		46,479,959

Other Assets, Less Liabilities — (6.8)%		(2,946,130)

Net Assets — 100.0%		$43,533,829

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgencyShares	1,551	979	2,530	$2,532,790	$6,968	(b)	$(1,617)	$2,038
BlackRock Cash Funds: Treasury, SLAgencyShares	313	1,822	2,135	2,135,000	2,509		—	—

				$4,667,790	$9,477		$(1,617)	$2,038

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$41,812,169	$—	$41,812,169
Money Market Funds	4,667,790	—	—	4,667,790

	$4,667,790	$41,812,169	$—	$46,479,959

See notes to financial statements.

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,840,755,190	$4,671,236,489	$149,842,450	$41,812,169
Affiliated(c)	346,799,433	548,344,957	21,994,504	4,667,790
Cash	—	—	27,605	581
Receivables:
Investments sold	15,834,206	17,519,734	12,555,332	467,873
Securities lending income — Affiliated	432,331	490,084	20,769	1,979
Capital shares sold	—	75,671,078	—	—
Dividends	36,505	12,997	732	253
Interest	66,662,551	82,292,733	2,326,100	665,027

Total assets	4,270,520,216	5,395,568,072	186,767,492	47,615,672

LIABILITIES
Bank overdraft	121,252	39,251	—	—
Collateral on securities loaned, at value	311,125,679	535,761,856	19,043,593	2,531,707
Payables:
Investments purchased	72,645,752	99,446,726	11,849,058	1,533,406
Capital shares redeemed	95,590	206,130	—	—
Investment advisory fees	912,900	526,877	32,712	16,730

Total liabilities	384,901,173	635,980,840	30,925,363	4,081,843

NET ASSETS	$3,885,619,043	$4,759,587,232	$155,842,129	$43,533,829

NET ASSETS CONSIST OF:
Paid-in capital	$4,486,770,493	$5,183,843,050	$172,390,821	$44,984,997
Accumulated loss	(601,151,450)	(424,255,818)	(16,548,692)	(1,451,168)

NET ASSETS	$3,885,619,043	$4,759,587,232	$155,842,129	$43,533,829

Shares outstanding	93,500,000	130,400,000	6,350,000	900,000

Net asset value	$41.56	$36.50	$24.54	$48.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$300,134,205	$514,199,994	$18,052,327	$2,445,421
(b) Investments, at cost — Unaffiliated	$4,145,903,063	$5,074,896,836	$154,934,272	$43,491,192
(c) Investments, at cost — Affiliated	$346,453,976	$547,900,096	$21,977,247	$4,665,364

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

INVESTMENT INCOME
Dividends —Affiliated	$691,896	$146,137	$12,652	$2,509
Interest — Unaffiliated	102,161,812	101,375,337	4,876,751	831,564
Securities lending income — Affiliated — net	2,395,394	1,914,293	125,224	6,968
Other income — Unaffiliated	143,322	95,195	2,062	1,657

Total investment income	105,392,424	103,530,962	5,016,689	842,698

EXPENSES
Investment advisory fees	5,792,510	3,758,902	207,171	79,018

Total expenses	5,792,510	3,758,902	207,171	79,018
Less:
Investment advisory fees waived	—	(1,196,015)	—	—

Total expenses after fees waived	5,792,510	2,562,887	207,171	79,018

Net investment income	99,599,914	100,968,075	4,809,518	763,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(111,709,391)	(22,051,897)	(10,799,769)	(207,941)
Investments — Affiliated	(38,052)	(235,877)	(12,346)	(1,617)
In-kind redemptions — Unaffiliated	(78,498,383)	(11,005,104)	(608,573)	360,019

Net realized gain (loss)	(190,245,826)	(33,292,878)	(11,420,688)	150,461

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(294,451,225)	(404,556,240)	(4,760,127)	(2,092,872)
Investments — Affiliated	136,701	391,263	13,450	2,038

Net change in unrealized appreciation (depreciation)	(294,314,524)	(404,164,977)	(4,746,677)	(2,090,834)

Net realized and unrealized loss	(484,560,350)	(437,457,855)	(16,167,365)	(1,940,373)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(384,960,436)	$(336,489,780)	$(11,357,847)	$(1,176,693)

See notes to financial statements.

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$99,599,914	$158,441,342	$100,968,075	$70,693,974
Net realized gain (loss)	(190,245,826)	(74,451,467)	(33,292,878)	4,098,424
Net change in unrealized appreciation (depreciation)	(294,314,524)	52,036,627	(404,164,977)	10,771,152

Net increase (decrease) in net assets resulting from operations	(384,960,436)	136,026,502	(336,489,780)	85,563,550

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(102,114,345)	(158,792,176)	(96,837,618)	(59,942,537)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,022,977,405	245,682,165	2,597,857,452	2,313,903,415

NET ASSETS
Total increase in net assets	535,902,624	222,916,491	2,164,530,054	2,339,524,428
Beginning of period	3,349,716,419	3,126,799,928	2,595,057,178	255,532,750

End of period	$3,885,619,043	$3,349,716,419	$4,759,587,232	$2,595,057,178

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets  (continued)

	iShares Fallen Angels USD Bond ETF		iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,809,518	$4,992,295	$763,680	$665,615
Net realized gain (loss)	(11,420,688)	(947,123)	150,461	(28,494)
Net change in unrealized appreciation (depreciation)	(4,746,677)	2,784,048	(2,090,834)	555,292

Net increase (decrease) in net assets resulting from operations	(11,357,847)	6,829,220	(1,176,693)	1,192,413

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,560,364)	(4,794,309)	(740,267)	(633,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	28,235,485	74,153,249	22,135,011	12,849,521

NET ASSETS
Total increase in net assets	12,317,274	76,188,160	20,218,051	13,408,098
Beginning of period	143,524,855	67,336,695	23,315,778	9,907,680

End of period	$155,842,129	$143,524,855	$43,533,829	$23,315,778

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$46.20		$46.19	$47.53	$46.92	$46.49	$49.63

Net investment income(a)	1.14		2.55	2.56	2.65	2.64	2.49
Net realized and unrealized gain (loss)(b)	(4.58)		0.01	(1.38)	0.58	0.40	(3.37)

Net increase (decrease) from investment operations	(3.44)		2.56	1.18	3.23	3.04	(0.88)

Distributions(c)
From net investment income	(1.20)		(2.55)	(2.52)	(2.62)	(2.61)	(2.26)

Total distributions	(1.20)		(2.55)	(2.52)	(2.62)	(2.61)	(2.26)

Net asset value, end of period	$41.56		$46.20	$46.19	$47.53	$46.92	$46.49

Total Return
Based on net asset value	(7.60	)%(d)	5.71%	2.55%	7.06%	6.88%	(1.84)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.44%	0.50%

Total expenses after fees waived	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	5.16	%(e)	5.54%	5.46%	5.59%	5.80%	5.23%

Supplemental Data
Net assets, end of period (000)	$3,885,619		$3,349,716	$3,126,800	$3,602,986	$1,229,318	$864,643

Portfolio turnover rate(f)	22	%(d)	31%	35%	35%	31%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19(a)	Year Ended 10/31/18(a)	Period From 10/25/17(b) to 10/31/17(a)

Net asset value, beginning of period	$40.61		$39.80	$41.67	$41.67

Net investment income(c)	1.14		2.52	2.39	0.03
Net realized and unrealized gain (loss)(d)	(4.09)		0.74	(2.17)	(0.03)

Net increase (decrease) from investment operations	(2.95)		3.26	0.22	0.00

Distributions(e)
From net investment income	(1.16)		(2.45)	(2.09)	—

Total distributions	(1.16)		(2.45)	(2.09)	—

Net asset value, end of period	$36.50		$40.61	$39.80	$41.67

Total Return
Based on net asset value	(7.44	)%(f)	8.48%	0.55%	0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.22	%(g)	0.22%	0.22%	0.22	%(g)

Total expenses after fees waived	0.15	%(g)	0.16%	0.22%	0.22	%(g)

Net investment income	5.91	%(g)	6.23%	5.89%	3.19	%(g)

Supplemental Data
Net assets, end of period (000)	$4,759,587		$2,595,057	$255,533	$49,997

Portfolio turnover rate(h)	9	%(f)	19%	15%	0	%(f)

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16(a) to 10/31/16

Net asset value, beginning of period	$26.58		$25.90	$27.64	$26.77	$25.00

Net investment income(b)	0.74		1.50	1.50	1.62	0.60
Net realized and unrealized gain (loss)(c)	(2.06)		0.67	(1.49)	0.89	1.69

Net increase (decrease) from investment operations	(1.32)		2.17	0.01	2.51	2.29

Distributions(d)
From net investment income	(0.72)		(1.49)	(1.42)	(1.56)	(0.52)
From net realized gain	—		—	(0.33)	(0.08)	—

Total distributions	(0.72)		(1.49)	(1.75)	(1.64)	(0.52)

Net asset value, end of period	$24.54		$26.58	$25.90	$27.64	$26.77

Total Return
Based on net asset value	(5.04	)%(e)	8.70%	0.04%	9.72%	9.21	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.33%	0.35	%(f)

Net investment income	5.80	%(f)	5.73%	5.65%	5.98%	6.02	%(f)

Supplemental Data
Net assets, end of period (000)	$155,842		$143,525	$67,337	$15,204	$10,708

Portfolio turnover rate(g)	40	%(e)	23%	29%	31%	8	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16(a) to 10/31/16

Net asset value, beginning of period	$51.81		$49.54	$51.90	$51.28	$49.48

Net investment income(b)	1.21		2.88	2.93	3.00	1.09
Net realized and unrealized gain (loss)(c)	(3.42)		2.34	(2.37)	0.54	1.64

Net increase (decrease) from investment operations	(2.21)		5.22	0.56	3.54	2.73

Distributions(d)
From net investment income	(1.23)		(2.95)	(2.92)	(2.92)	(0.93)

Total distributions	(1.23)		(2.95)	(2.92)	(2.92)	(0.93)

Net asset value, end of period	$48.37		$51.81	$49.54	$51.90	$51.28

Total Return
Based on net asset value	(4.36	)%(e)	10.88%	1.13%	7.09%	5.52	%(e)

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)

Net investment income	4.83	%(f)	5.70%	5.80%	5.80%	5.61	%(f)

Supplemental Data
Net assets, end of period (000)	$43,534		$23,316	$9,908	$10,380	$10,255

Portfolio turnover rate(g)	10	%(e)	24%	24%	18%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Non-Diversified
Fallen Angels USD Bond	Diversified
iBoxx $ High Yield ex Oil & Gas Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
0-5 Year High Yield Corporate Bond	$3,858,291,390
Broad USD High Yield Corporate Bond	3,044,939,520
Fallen Angels USD Bond	163,742,389
iBoxx $ High Yield ex Oil & Gas Corporate Bond	24,377,951

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1–Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting partyor request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$7,994,845	$7,994,845	$—	$—
Barclays Capital Inc.	31,065,502	31,065,502	—	—
BNP Paribas Prime Brokerage International Ltd.	12,037,606	12,037,606	—	—
BofA Securities, Inc.	8,585,567	8,585,567	—	—
Citadel Clearing LLC	15,403,533	15,403,533	—	—
Citigroup Global Markets Inc.	7,385,052	7,385,052	—	—
Credit Suisse Securities (USA) LLC	9,678,428	9,678,428	—	—
Deutsche Bank Securities Inc.	722	722	—	—
Goldman Sachs &Co.	69,478,889	69,478,889	—	—
HSBC Securities (USA) Inc.	832,500	832,500	—	—
Jefferies LLC	2,302,319	2,302,319	—	—
JPMorgan Securities LLC	80,386,330	80,386,330	—	—
MUFG Securities Americas Inc.	100,655	100,655	—	—
Nomura Securities International Inc.	448,250	448,250	—	—
RBC Capital Markets LLC	29,498,978	29,498,978	—	—
Scotia Capital (USA) Inc.	5,252,681	5,252,681	—	—
SG Americas Securities LLC	596,474	596,474	—	—
State Street Bank & Trust Company	1,755,000	1,755,000	—	—
TD Prime Services LLC	1,231,430	1,231,430	—	—
UBS AG	1,357,045	1,357,045	—	—
Wells Fargo Securities LLC	14,742,399	14,742,399	—	—

	$300,134,205	$300,134,205	$—	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$28,370,012	$28,370,012	$—	$—
Barclays Capital Inc.	19,445,207	19,445,207	—	—
BMO Capital Markets	3,230,583	3,230,583	—	—
BNP Paribas Securities Corp.	1,288,315	1,288,315	—	—
BofA Securities, Inc.	16,673,417	16,673,417	—	—
Citadel Clearing LLC	19,028,453	19,028,453	—	—
Citigroup Global Markets Inc.	9,770,647	9,770,647	—	—
Credit Suisse Securities (USA) LLC	9,198,343	9,198,343	—	—
Goldman Sachs & Co.	134,782,258	134,782,258	—	—
Jefferies LLC	412,728	412,728	—	—
JPMorgan Securities LLC	137,150,333	137,150,333	—	—
Morgan Stanley & Co. LLC	19,394,055	19,394,055	—	—
Nomura Securities International Inc.	2,183,460	1,649,618	—	(533,842	)(b)
RBC Capital Markets LLC	66,960,638	66,960,638	—	—
Scotia Capital (USA) Inc.	3,477,511	3,477,511	—	—
State Street Bank & Trust Company	1,417,100	1,417,100	—	—
TD Prime Services LLC	907,568	907,568	—	—
Wells Fargo Bank, National Association	596,117	596,117	—	—
Wells Fargo Securities LLC	39,913,249	39,913,249	—	—

	$514,199,994	$513,666,152	$—	$(533,842)

Fallen Angels USD Bond
Barclays Bank PLC	$1,429,579	$1,429,579	$—	$—
BMO Capital Markets	368,653	368,653	—	—
BNP Paribas Securities Corp.	156,613	156,613	—	—
Citigroup Global Markets Inc.	98,405	97,661	—	(744	)(b)
Credit Suisse Securities (USA) LLC	1,654,244	1,654,244	—	—
Goldman Sachs & Co.	2,563,988	2,545,738	—	(18,250	)(b)
JPMorgan Securities LLC	9,114,122	9,114,122	—	—
Morgan Stanley & Co. LLC	1,663,222	1,663,222	—	—
TD Prime Services LLC	108,750	108,750	—	—
Wells Fargo Securities LLC	894,751	894,751	—	—

	$18,052,327	$18,033,333	$—	$(18,994)

iBoxx $ High Yield ex Oil & Gas Corporate Bond
Barclays Bank PLC	$465,138	$465,138	$—	$—
Barclays Capital Inc.	87,616	87,616	—	—
Citadel Clearing LLC	109,498	109,498	—	—
Citigroup Global Markets Inc.	183,412	183,412	—	—
Jefferies LLC	800	800	—	—
JPMorgan Securities LLC	959,140	959,140	—	—
Morgan Stanley & Co. LLC	49,916	49,916	—	—
RBC Capital Markets LLC	573,061	573,061	—	—
Scotia Capital (USA) Inc.	16,840	16,840	—	—

	$2,445,421	$2,445,421	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
Fallen Angels USD Bond	0.25
iBoxx $ High Yield ex Oil & Gas Corporate Bond	0.50

Expense Waivers: Effective February 28, 2020 for the iShares Broad USD High Yield Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through February 28, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets. Prior to February 28, 2020, this waiver was voluntary. For the six months ended April 30, 2020, BFA has waived its investment advisory fees for the iShares Broad USD High Yield Corporate Bond ETF in the amount of $1,196,015.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year High Yield Corporate Bond	$609,014
Broad USD High Yield Corporate Bond	524,972
Fallen Angels USD Bond	33,288
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,940

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-5 Year High Yield Corporate Bond	$9,844,209	$2,910,812	$43,094
Broad USD High Yield Corporate Bond	213,337,618	—	—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$943,977,568	$802,202,191
Broad USD High Yield Corporate Bond	533,782,927	321,384,158
Fallen Angels USD Bond	65,102,622	63,917,754
iBoxx $ High Yield ex Oil & Gas Corporate Bond	5,275,877	3,278,783

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$1,689,733,083	$667,522,930
Broad USD High Yield Corporate Bond	2,974,387,150	605,622,831
Fallen Angels USD Bond	45,927,183	21,618,844
iBoxx $ High Yield ex Oil & Gas Corporate Bond	28,989,592	10,073,941

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
0-5 Year High Yield Corporate Bond	$112,894,235
Broad USD High Yield Corporate Bond	2,606,493
Fallen Angels USD Bond	713,970
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,792

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$4,500,180,286	$11,197,365	$(323,823,028)	$(312,625,663)
Broad USD High Yield Corporate Bond	5,628,303,013	30,117,590	(438,839,157)	(408,721,567)
Fallen Angels USD Bond	177,036,260	8,412,746	(13,612,052)	(5,199,306)
iBoxx $ High Yield ex Oil & Gas Corporate Bond	48,225,644	322,991	(2,068,676)	(1,745,685)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affceted by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel corona virus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	38,000,000	$1,732,619,757	27,400,000	$1,267,921,934
Shares redeemed	(17,000,000)	(709,642,352)	(22,600,000)	(1,022,239,769)

Net increase	21,000,000	$1,022,977,405	4,800,000	$245,682,165

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares		Amount
Broad USD High Yield Corporate Bond
Shares sold	82,550,000	$3,218,016,427	60,780,000	(a)	$2,447,307,537
Shares redeemed	(16,050,000)	(620,158,975)	(3,300,000	)(a)	(133,404,122)

Net increase	66,500,000	$2,597,857,452	57,480,000		$2,313,903,415

Fallen Angels USD Bond
Shares sold	1,850,000	$50,148,708	3,200,000		$84,157,628
Shares redeemed	(900,000)	(21,913,223)	(400,000)		(10,004,379)

Net increase	950,000	$28,235,485	2,800,000		$74,153,249

iBoxx $ High Yield ex Oil & Gas Corporate Bond
Shares sold	650,000	$32,585,970	250,000		$12,849,521
Shares redeemed	(200,000)	(10,450,959)	—		—

Net increase	450,000	$22,135,011	250,000		$12,849,521

(a)	Share transactions reflect a six-for-five stock split effective after the close of trading on April 18, 2019.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a six-for-five stock split for the iShares Broad USD High Yield Corporate Bond ETF, effective after the close of trading on April 18, 2019. The impact of the stock split was to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF and iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minim us amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	75

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year High Yield Corporate Bond	$1.201458	$—	$—	$1.201458	100%	—%	—%	100%
Broad USD High Yield Corporate Bond(a)	1.140918	—	0.018793	1.159711	98	—	2	100
Fallen Angels USD Bond(a)	0.707064	—	0.008087	0.715151	99	—	1	100
iBoxx $ High Yield ex Oil & Gas Corporate Bond(a)	1.198048	—	0.030685	1.228733	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	77

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Edge U.S. Fixed Income Balanced Risk ETF | FIBR | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Investment Objective

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks to track the investment results of an index composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.10%	3.85%	3.16%	3.16%	3.85%	16.83%	17.50%
Fund Market	0.14	4.01	3.20	3.20	4.01	17.05	17.75
Index	0.19	4.14	3.28	3.33	4.14	17.51	18.48

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,001.00	$1.24	$1,000.00	$1,023.60	$1.26	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments (a)
Aaa	1.4%
Aa	2.1
A	66.6
Baa	16.3
Ba	7.6
B	4.1
Caa	1.1
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments (a)
0-1 Year	2.7%
1-5 Years	26.1
5-10 Years	19.8
10-15 Years	2.7
15-20 Years	4.9
More than 20 Years	43.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising —0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,599
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	200	209,802
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	25	23,895

		259,296

Aerospace & Defense — 0.8%
Boeing Co. (The)
4.51%, 05/01/23 (Call 04/01/23)	125	125,000
4.88%, 05/01/25 (Call 04/01/25)	70	70,000
5.04%, 05/01/27 (Call 03/01/27)	30	30,000
5.15%, 05/01/30 (Call 02/01/30)	20	20,000
Bombardier Inc.
6.13%, 01/15/23(a)	50	35,692
7.88%, 04/15/27 (Call 04/15/22)(a)	75	49,404
8.75%, 12/01/21(a)(b)	50	41,647
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	55	59,991
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	96,225
5.90%, 02/01/27	100	96,062
6.88%, 05/01/25 (Call 04/01/25)	55	56,125
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	165	185,455
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	23,073
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	175	147,670
6.25%, 03/15/26 (Call 03/15/22)(a)	100	98,281
6.38%, 06/15/26 (Call 06/15/21)	50	43,062
6.50%, 05/15/25 (Call 05/29/20)	50	45,701
7.50%, 03/15/27 (Call 03/15/22)	50	45,551

		1,268,939

Agriculture — 1.8%
Altria Group Inc.
2.85%, 08/09/22	400	411,272
3.80%, 02/14/24 (Call 01/14/24)	108	115,747
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	70	72,614
3.56%, 08/15/27 (Call 05/15/27)	380	390,366
4.76%, 09/06/49 (Call 03/06/49)	30	32,630
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	71,785
2.38%, 08/17/22 (Call 07/17/22)	270	277,744
2.50%, 08/22/22	170	175,610
2.75%, 02/25/26 (Call 11/25/25)	130	137,836
2.88%, 05/01/24 (Call 04/01/24)	706	742,994
Reynolds American Inc., 4.00%, 06/12/22	244	253,836
Vector Group Ltd.
6.13%, 02/01/25 (Call 05/29/20)(a)	170	164,902
10.50%, 11/01/26 (Call 11/01/21)(a)	110	103,025

		2,950,361

Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	245	235,403
3.40%, 04/19/21	332	318,202
United Airlines Holdings Inc., 5.00%, 02/01/24	50	38,279

		591,884

Security	Par (000)	Value

Apparel — 0.4%
NIKE Inc., 3.25%, 03/27/40 (Call 09/27/39)	$20	$21,720
VF Corp.
2.05%, 04/23/22	400	404,200
2.95%, 04/23/30 (Call 01/23/30)	170	175,573

		601,493

Auto Manufacturers — 2.0%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 05/11/20)(a)	100	96,000
5.88%, 06/01/29 (Call 06/01/24)(a)	95	92,091
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	120	95,950
9.00%, 04/22/25 (Call 03/22/25)	20	19,471
9.63%, 04/22/30 (Call 01/22/30)	5	4,986
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	459	397,664
General Motors Financial Co. Inc.
2.45%, 11/06/20	200	197,876
3.15%, 06/30/22 (Call 05/30/22)	300	285,849
3.20%, 07/06/21 (Call 06/06/21)	55	53,814
3.25%, 01/05/23 (Call 12/05/22)	350	332,118
3.45%, 04/10/22 (Call 02/10/22)	120	115,632
3.55%, 07/08/22	200	192,952
4.15%, 06/19/23 (Call 05/19/23)	80	77,602
4.20%, 03/01/21 (Call 02/01/21)	200	198,424
4.20%, 11/06/21	240	236,760
PACCAR Financial Corp., 1.90%, 02/07/23	205	206,513
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	200	195,982
Toyota Motor Corp., 2.76%, 07/02/29	40	42,177
Toyota Motor Credit Corp., 2.65%, 04/12/22	300	308,055

		3,149,916

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	50	49,744
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	65	65,366
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	35	29,649

		144,759

Banks — 18.3%
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	280	280,344
2.82%, 07/21/23 (Call 07/21/22)(c)	450	461,889
2.88%, 04/24/23 (Call 04/24/22)(c)	200	204,882
3.00%, 12/20/23 (Call 12/20/22)(c)	1,126	1,164,509
3.12%, 01/20/23 (Call 01/20/22)(c)	120	123,053
3.30%, 01/11/23	930	974,119
3.56%, 04/23/27 (Call 04/23/26)(c)	250	269,630
3.97%, 02/07/30 (Call 02/07/29)(c)	100	112,177
4.25%, 10/22/26	120	131,560
Bank of Montreal
2.05%, 11/01/22	220	223,797
2.90%, 03/26/22	275	283,118
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23 (Call 01/02/23)	270	274,927
Bank of Nova Scotia (The), 1.63%, 05/01/23	295	295,127
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	201,296
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	211,452
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	170	171,698
2.70%, 02/02/21	143	144,617
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	250	252,680
CIT Group Inc., 5.00%, 08/15/22	100	100,098

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	$100	$102,367
2.88%, 07/24/23 (Call 07/24/22)(c)	10	10,247
2.90%, 12/08/21 (Call 11/08/21)	900	916,632
3.14%, 01/24/23 (Call 01/24/22)(c)	200	204,994
3.35%, 04/24/25 (Call 04/24/24)(c)	365	383,575
3.98%, 03/20/30 (Call 03/20/29)(c)	260	286,255
4.50%, 01/14/22	372	389,979
4.60%, 03/09/26	100	110,217
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	500	513,250
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	178,504
Fifth Third Bank/Cincinnati OH, 1.80%, 01/30/23 (Call 12/30/22)	250	251,923
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23)(c)	250	249,833
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	330	327,964
3.20%, 02/23/23 (Call 01/23/23)	500	518,860
3.27%, 09/29/25 (Call 09/29/24)(c)	300	313,323
3.50%, 01/23/25 (Call 10/23/24)	400	423,080
3.63%, 02/20/24 (Call 01/20/24)	100	106,219
3.75%, 02/25/26 (Call 11/25/25)	354	382,072
3.85%, 01/26/27 (Call 01/26/26)	450	486,666
5.25%, 07/27/21	300	313,182
HSBC Holdings PLC
2.65%, 01/05/22	600	609,096
3.26%, 03/13/23 (Call 03/13/22)(c)	250	256,740
3.80%, 03/11/25 (Call 03/11/24)(c)	400	425,972
3.90%, 05/25/26	310	337,897
3.95%, 05/18/24 (Call 05/18/23)(c)	200	212,272
4.25%, 03/14/24	400	424,180
4.29%, 09/12/26 (Call 09/12/25)(c)	200	219,692
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)	250	251,485
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)	800	809,072
2.78%, 04/25/23 (Call 04/25/22)(c)	203	207,833
2.95%, 10/01/26 (Call 07/01/26)	400	419,584
2.97%, 01/15/23 (Call 01/15/22)	250	256,885
3.13%, 01/23/25 (Call 10/23/24)	500	529,295
3.22%, 03/01/25 (Call 03/01/24)(c)	512	539,366
3.56%, 04/23/24 (Call 04/23/23)(c)	120	126,869
3.78%, 02/01/28 (Call 02/01/27)(c)	100	109,274
3.88%, 09/10/24	200	215,236
4.02%, 12/05/24 (Call 12/05/23)(c)	300	324,543
4.20%, 07/23/29 (Call 07/23/28)(c)	60	67,829
KeyCorp, 2.25%, 04/06/27	50	48,605
Lloyds Bank PLC, 2.25%, 08/14/22	200	203,418
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	201,444
2.19%, 02/25/25	520	524,722
2.56%, 02/25/30	360	366,210
3.00%, 02/22/22	50	51,186
3.54%, 07/26/21	45	46,126
3.76%, 07/26/23	400	423,344
Mizuho Financial Group Inc.
2.84%, 07/16/25 (Call 07/16/24)(c)	400	410,356
2.95%, 02/28/22	212	215,869
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	110	111,294
2.63%, 11/17/21	100	101,628

Security	Par (000)	Value

Banks (continued)
2.70%, 01/22/31 (Call 01/22/30)(c)	$10	$10,224
2.75%, 05/19/22	300	307,299
3.13%, 07/27/26	235	249,462
3.74%, 04/24/24 (Call 04/24/23)(c)	675	714,548
3.88%, 01/27/26	400	440,244
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	257,388
National Australia Bank Ltd./New York, 2.88%, 04/12/23	250	261,748
Royal Bank of Canada
2.25%, 11/01/24	160	163,650
2.80%, 04/29/22	300	308,781
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	400	419,300
Santander UK PLC
2.10%, 01/13/23	200	200,726
3.75%, 11/15/21	200	205,522
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	280	284,390
2.44%, 10/19/21	400	405,400
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	252,410
Toronto-Dominion Bank (The)
1.90%, 12/01/22	205	208,376
2.65%, 06/12/24	200	208,044
Truist Bank, 2.80%, 05/17/22 (Call 04/17/22)	200	206,322
Truist Financial Corp., 3.05%, 06/20/22 (Call 05/20/22)	200	206,610
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25)(c)	60	60,389
2.50%, 03/04/21	400	404,380
2.63%, 07/22/22	500	511,910
3.00%, 01/22/21	100	101,313
3.75%, 01/24/24 (Call 12/24/23)	200	213,390
4.48%, 01/16/24	62	66,987
Wells Fargo Bank N.A.
2.60%, 01/15/21	300	303,150
2.90%, 05/27/22 (Call 05/27/21)(c)	550	557,837
Westpac Banking Corp., 3.30%, 02/26/24	300	319,575

		29,246,812

Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	50	57,780
Coca-Cola Co. (The)
1.65%, 06/01/30 (Call 03/01/30)	210	209,320
2.95%, 03/25/25	90	97,796
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	65	66,252
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	425	423,976
2.13%, 10/24/24 (Call 09/24/24)	350	362,183
2.38%, 10/24/29 (Call 07/24/29)	275	284,350
Keurig Dr Pepper Inc., 4.06%, 05/25/23 (Call 04/25/23)	260	278,728
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	245	259,298

		2,039,683

Biotechnology —0.3%
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	375	374,809
2.90%, 09/15/20	33	33,279

		408,088

Building Materials — 0.3%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	17,269
6.75%, 06/01/27 (Call 06/01/22)(a)	90	92,833

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	$25	$25,125
2.24%, 02/15/25 (Call 01/15/25)(a)	35	34,671
2.49%, 02/15/27 (Call 12/15/26)(a)	60	57,471
2.72%, 02/15/30 (Call 11/15/29)(a)	90	84,901
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 05/29/20)	50	48,946
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,328
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	55	50,296
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/14/20)	15	15,020

		466,860

Chemicals — 1.4%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	65	66,086
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	95	95,344
CF Industries Inc., 4.95%, 06/01/43(b)	100	102,122
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	25	21,187
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 05/14/20)(a)(b)	100	88,605
DuPont de Nemours Inc.
2.17%, 05/01/23	60	60,397
3.77%, 11/15/20	95	95,890
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	142	147,405
International Flavors & Fragrances Inc.
3.40%, 09/25/20	150	150,217
4.45%, 09/26/28 (Call 06/26/28)	220	234,212
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)	50	45,971
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	304	313,612
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2	2,018
2.95%, 08/15/29 (Call 05/15/29)	175	182,653
3.13%, 06/01/24 (Call 04/01/24)	100	105,119
3.45%, 06/01/27 (Call 03/01/27)	490	527,877
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	40	40,392

		2,279,107

Commercial Services — 2.5%
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	25	25,393
3.10%, 05/15/30 (Call 02/15/30)	50	50,423
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	80	82,264
3.80%, 04/01/21 (Call 03/01/21)	325	329,371
4.00%, 06/01/23 (Call 05/01/23)	80	85,072
4.80%, 04/01/26 (Call 01/01/26)	300	340,737
Hertz Corp. (The)
5.50%, 10/15/24 (Call 05/11/20)(a)	75	15,642
7.63%, 06/01/22 (Call 05/29/20)(a)	14	5,326
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	302	310,417
4.00%, 03/01/26 (Call 12/01/25)(a)	150	159,344
4.13%, 08/01/23 (Call 07/01/23)	56	59,954
4.75%, 02/15/25 (Call 11/15/24)(a)	25	27,067
4.75%, 08/01/28 (Call 05/01/28)	45	51,695
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	31	31,632
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 05/29/20)(a)(b)	50	44,584
PayPal Holdings Inc.
2.20%, 09/26/22	145	147,722

Security	Par (000)	Value

Commercial Services (continued)
2.40%, 10/01/24 (Call 09/01/24)	$520	$540,483
2.65%, 10/01/26 (Call 08/01/26)	140	146,651
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	98,663
6.25%, 01/15/28 (Call 01/15/23)(a)	55	49,283
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	15	16,002
8.25%, 11/15/26 (Call 11/15/21)(a)	95	105,415
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	162	172,668
2.95%, 01/22/27 (Call 10/22/26)	95	102,460
4.40%, 02/15/26 (Call 11/15/25)	300	346,314
Service Corp. International/U.S.
5.13%, 06/01/29 (Call 06/01/24)	40	41,870
5.38%, 05/15/24 (Call 05/29/20)	35	35,691
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/11/20)(a)(b	100	101,340
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	80	78,549
4.88%, 01/15/28 (Call 01/15/23)	100	100,310
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	308	336,860
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,624

		4,054,826

Computers — 1.0%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	80	82,943
3.00%, 02/09/24 (Call 12/09/23)	60	64,412
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	200	203,058
4.42%, 06/15/21 (Call 05/15/21)(a)	188	191,072
6.02%, 06/15/26 (Call 03/15/26)(a)	185	200,553
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	120	120,756
International Business Machines Corp.
2.85%, 05/13/22	350	363,912
3.00%, 05/15/24	200	214,132
3.50%, 05/15/29	100	112,916
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	51,068

		1,604,822

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
2.45%, 03/25/25	35	37,499
2.80%, 03/25/27	250	275,118
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	240	246,432

		559,049

Distribution & Wholesale — 0.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	84	71,966
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	40	37,978
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	50	35,188

		145,132

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	631	591,140
5.00%, 10/01/21	150	143,998
Ally Financial Inc., 8.00%, 11/01/31	100	122,346
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	153,325

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 05/20/22 (Call 04/20/22)	$300	$307,317
3.70%, 11/05/21 (Call 10/05/21)	300	308,769
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(c)	650	644,319
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	230,524
3.45%, 04/30/21 (Call 03/30/21)	171	173,536
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	67,499
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	100	80,638
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	50	30,187
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	115	102,817
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	343	381,629
3.75%, 09/21/28 (Call 06/21/28)	88	101,396
4.00%, 10/15/23	150	165,447
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	50	47,491
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	785	862,197
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	108,255
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	200	191,756
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	75	63,302
6.13%, 03/25/24	50	46,256
6.75%, 06/15/26	100	90,900
Nomura Holdings Inc., 2.65%, 01/16/25	520	525,096
ORIX Corp., 2.90%, 07/18/22	55	55,814
Springleaf Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	30	28,105
6.63%, 01/15/28 (Call 07/15/27)	10	8,825
6.88%, 03/15/25	155	146,545
7.13%, 03/15/26	180	167,872
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	355	364,397
Visa Inc., 1.90%, 04/15/27 (Call 02/15/27)	70	72,403
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 05/29/20)(a)	45	37,125

		6,421,226

Electric — 3.7%
AES Corp. (The)
5.50%, 04/15/25 (Call 05/29/20)	47	48,177
6.00%, 05/15/26 (Call 05/15/21)(b)	127	133,424
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	200	211,422
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	104,278
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	150	163,033
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	53,095
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	48,537
5.13%, 03/15/28 (Call 03/15/23)(a)	135	131,618
5.25%, 06/01/26 (Call 06/01/21)(a)	160	163,365
5.75%, 01/15/25 (Call 05/29/20)	50	50,106
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	248	253,466
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29) .	50	52,058
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	200	201,242
Dominion Energy Inc.
2.58%, 07/01/20	55	54,993
Series D, 2.85%, 08/15/26 (Call 05/15/26)	150	156,678

Security	Par (000)	Value

Electric (continued)
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(b)	$100	$97,581
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	60	64,034
2.95%, 12/01/26 (Call 09/01/26)	200	218,730
Duke Energy Corp., 3.55%, 09/15/21 (Call 06/15/21)	150	153,710
Entergy Louisiana LLC, 5.40%, 11/01/24	231	265,816
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	250	268,555
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	108,776
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29).	35	38,565
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	140	162,975
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	380	384,689
3.70%, 03/15/29 (Call 12/15/28)	200	224,840
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	55	59,359
3.55%, 05/01/27 (Call 02/01/27)	224	247,849
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	25	25,241
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	85	86,578
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	200	213,502
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	50	52,538
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	152,100
4.15%, 09/15/21 (Call 06/15/21)	300	306,816
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	104,381
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	52,033
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	195	201,359
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	100	103,218
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	164,310
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	14,844
10.50%, 01/15/26 (Call 01/15/22)(a)	100	82,393
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	100	107,470
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	126	131,499
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,420

		5,939,673

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	5	5,204

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	251,377
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	40	39,911
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	90	94,567
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	130	121,646
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	90	91,256
4.60%, 04/06/27 (Call 01/06/27)	65	72,783
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	75,940
3.85%, 12/15/25 (Call 09/15/25)	35	36,878
Sensata Technologies BV, 4.38%, 02/15/30 (Call 11/15/29)(a) .	170	167,319
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	220	235,888

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	$40	$42,177

		1,229,742

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	200	209,618

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	200	203,602
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	25	18,811

		222,413

Entertainment — 0.2%
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	78,636
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	15	12,884
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	93,817
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)	15	15,066
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	100	87,275
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	100	71,516
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	25,902

		385,096

Environmental Control — 0.3%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	45	46,795
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	290	295,371
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)(b)	105	104,680

		446,846

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	40,364
7.50%, 03/15/26 (Call 03/15/22)(a)	173	189,272
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	540	547,922
4.15%, 03/15/28 (Call 12/15/27)	240	271,138
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	110	117,670
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 06/01/20)(a)	35	35,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	101,414
6.50%, 04/15/29 (Call 04/15/24)(a)	10	10,566
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	50	49,439
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	150,677
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	235	241,091
3.15%, 08/15/24 (Call 06/15/24)	450	478,503
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	250	265,873
3.63%, 02/13/26 (Call 12/13/25)	260	287,292
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)(b)	100	101,825
Post Holdings Inc.
5.50%, 12/15/29 (Call 12/15/24)(a)	100	100,788
5.63%, 01/15/28 (Call 12/01/22)(a)	100	101,712
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)	45	42,193

		3,133,511

Forest Products & Paper — 0.0%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	47,189

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	$45	$45,877
5.75%, 05/20/27 (Call 02/20/27)	75	76,373
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	52	47,126
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	290	308,969

		478,345

Hand & Machine Tools — 0.2%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	60	60,939
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	300	298,626

		359,565

Health Care – Products — 0.8%
Abbott Laboratories, 2.55%, 03/15/22(b)	90	93,125
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	100	105,541
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	220	234,124
Boston Scientific Corp., 3.38%, 05/15/22	150	155,671
DH Europe Finance II Sarl
2.05%, 11/15/22	175	177,772
2.60%, 11/15/29 (Call 08/15/29)	90	94,490
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	20	20,392
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	150	151,573
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/29/20)(a)(b)	12	11,039
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	103	111,613
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	51,910
4.88%, 06/01/26 (Call 06/01/21)	50	50,912
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	80	82,442

		1,340,604

Health Care – Services — 3.1%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	500	519,640
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)(b)	10	10,208
Centene Corp.
4.75%, 01/15/25 (Call 05/29/20)	125	128,966
5.25%, 04/01/25 (Call 05/14/20)(a)(b)	80	82,910
5.38%, 06/01/26 (Call 06/01/21)(a)	90	95,369
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	50	53,230
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	150	151,242
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 05/29/20)(b)	250	234,950
8.00%, 03/15/26 (Call 03/15/22)(a)	150	143,737
DaVita Inc., 5.13%, 07/15/24 (Call 05/14/20)	150	152,181
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	90	97,131
5.00%, 03/15/24	530	575,198
5.25%, 04/15/25	222	247,219
5.38%, 02/01/25	50	53,764
5.38%, 09/01/26 (Call 03/01/26)	70	75,879
5.63%, 09/01/28 (Call 03/01/28)	20	22,184
5.88%, 02/15/26 (Call 08/15/25)(b)	200	223,766
Humana Inc.
2.50%, 12/15/20	65	65,319
4.88%, 04/01/30 (Call 01/01/30)(b)	110	132,073
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	270	282,774
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	150	144,361
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	50	49,418

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security9	Par (000)	Value

Health Care — Services (continued)
5.13%, 11/01/27 (Call 11/01/22)(a)	$150	$148,963
6.75%, 06/15/23	200	199,700
United Health Group Inc.
2.38%, 10/15/22	500	517,350
3.10%, 03/15/26	75	82,036
3.50%, 06/15/23	500	539,670

		5,029,238

Holding Companies – Diversified — 0.6%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	200	177,890
3.50%, 02/10/23 (Call 01/10/23)	500	476,950
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	55	45,322
4.63%, 07/15/24 (Call 06/15/24)	80	67,970
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 05/29/20)	25	25,236
6.38%, 12/15/25 (Call 12/15/20)	200	198,424

		991,792

Home Builders — 0.8%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)	75	58,036
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	225	207,000
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	50	50,168
4.50%, 04/30/24 (Call 01/31/24)(b)	50	51,088
4.75%, 11/29/27 (Call 05/29/27)	100	103,120
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)(a)	40	35,164
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	50	44,607
5.25%, 12/15/27 (Call 12/15/22)(a)	20	18,758
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	48,509
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)(b)	50	48,652
Pulte Group Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	103,841
5.50%, 03/01/26 (Call 12/01/25)	100	106,493
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/23)(a)	80	69,062
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	150	135,961
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	75	73,907
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	90,167

		1,244,533

Insurance — 1.8%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	25	22,431
8.13%, 02/15/24 (Call 02/15/21)(a)	50	51,477
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	100	109,607
4.50%, 12/15/28 (Call 09/15/28)	100	115,152
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	100	101,026
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	27,093
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	52,783
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	50	49,778
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	100	103,254
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)(b)	235	242,045
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	200	210,134
3.75%, 03/14/26 (Call 12/14/25)(b)	1,100	1,212,431

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$150	$163,414
4.38%, 03/15/29 (Call 12/15/28)	150	174,904
Progressive Corp. (The), 3.95%, 03/26/50 (Call 09/26/49)	25	31,537
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	130	147,492
Willis Towers Watson PLC, 5.75%, 03/15/21	100	103,149

		2,917,707

Internet — 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	800	867,032
3.60%, 11/28/24 (Call 08/28/24)	791	854,098
Booking HoldingsInc.
4.50%, 04/13/27 (Call 02/13/27)	100	107,986
4.63%, 04/13/30 (Call 01/13/30)	160	177,531
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	220	227,121
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	45	43,877
5.00%, 12/15/27 (Call 12/15/22)(a)	69	72,152
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	55	57,588
Netflix Inc.
4.88%, 04/15/28	100	106,493
5.88%, 11/15/28	50	56,603
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/11/20)(a)	150	150,775
VeriSignInc.
4.75%, 07/15/27 (Call 07/15/22)	100	106,461
5.25%, 04/01/25 (Call 01/01/25)	50	54,780

		2,882,497

Iron &Steel — 0.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	150	137,444
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	85	79,679
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	100	86,767
9.88%, 10/17/25 (Call 10/17/22)(a)	89	87,664
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	150	148,962

		540,516

Lodging —0.6%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	36,165
Hilton Domestic OperatingCo. Inc.
4.88%, 01/15/30 (Call 01/15/25)	50	47,658
5.13%, 05/01/26 (Call 05/01/21)	25	24,701
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	50	45,849
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 05/14/20)	100	98,078
4.88%, 04/01/27 (Call 04/01/22)	50	48,516
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	15	13,959
3.50%, 08/18/26 (Call 06/18/26)	440	420,917
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	24,290
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	100	87,787
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	77	70,867
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	100	86,860

		1,005,647

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.6%
Caterpillar Financial Services Corp.
1.95%, 11/18/22	$260	$265,239
3.45%, 05/15/23	200	213,732
John Deere Capital Corp., 2.60%, 03/07/24	309	323,610
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,511
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(a)	25	25,226
2.57%, 02/15/30 (Call 11/15/29)(a)	40	40,330
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	23	22,853

		906,501

Manufacturing — 0.2%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	45	41,329
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	35	35,172
4.38%, 09/16/20	210	211,346

		287,847

Media — 2.7%
Altice FinancingSA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	208,648
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	100	92,291
CCO HoldingsLLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	270,322
5.13%, 05/01/27 (Call 05/01/22)(a)	260	270,075
5.38%, 06/01/29 (Call 06/01/24)(a)	75	79,105
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	201,724
3.58%, 07/23/20 (Call 06/23/20)	190	190,228
4.50%, 02/01/24 (Call 01/01/24)	700	759,227
4.91%, 07/23/25 (Call 04/23/25)	324	366,195
CSC HoldingsLLC
5.25%, 06/01/24	200	209,444
5.50%, 05/15/26 (Call 05/15/21)(a)	200	207,850
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	150	82,284
DISH DBS Corp.
5.00%, 03/15/23	75	71,503
5.88%, 11/15/24	100	96,301
6.75%, 06/01/21	50	50,083
7.75%, 07/01/26(b)	100	98,500
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	100	108,002
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14	13,550
7.00%, 05/15/27 (Call 05/15/22)(a)	135	135,675
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	158,284
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)(a)	75	66,847
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	150	156,432
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	335,271
Univision Communications Inc., 5.13%, 02/15/25 (Call 05/11/20)(a)	50	44,262

		4,272,103

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	44,024
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)(b)	50	45,865
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 05/29/20)(a)	50	45,594
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	200	186,354
New Gold Inc., 6.25%, 11/15/22 (Call 05/06/20)(a)	50	50,021

Security	Par (000)	Value

Mining(continued)
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	$35	$31,007
5.88%, 09/30/26 (Call 09/30/21)(a)	50	48,655

		451,520

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	70	70,424
5.00%, 09/01/25 (Call 05/29/20)(b)	100	102,701

		173,125

Oil & Gas — 2.0%
Antero Resources Corp., 5.13%, 12/01/22 (Call 05/29/20)	100	69,863
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	145	112,500
BP Capital Markets America Inc.
3.63%, 04/06/30 (Call 01/06/30)	140	151,176
3.79%, 02/06/24 (Call 01/06/24)	600	637,878
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	270	247,004
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	87	2,609
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	100	89,504
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/29/20)(a)	65	54,122
9.75%, 08/15/26 (Call 08/15/21)	75	64,814
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	40	44,536
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	25	23,970
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/29/20)	50	23,671
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	175	158,630
Hilcorp Energy ILP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	45	23,341
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	17,268
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	15,100
MEG Energy Corp., 6.50%, 01/15/25 (Call 05/29/20)(a)	50	40,920
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	25	9,266
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/20)	50	34,334
5.88%, 12/01/27 (Call 12/01/22)	90	61,283
Nabors Industries Inc.
5.50%, 01/15/23 (Call 11/15/22)(b)	50	19,020
5.75%, 02/01/25 (Call 11/01/24)	75	17,101
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	24,234
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	35	24,924
7.25%, 06/15/25 (Call 06/15/20)	50	37,917
Precision Drilling Corp., 7.75%, 12/15/23 (Call 05/14/20)	50	22,002
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)	25	7,867
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	50	44,674
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	330	333,132
3.50%, 11/13/23 (Call 10/13/23)	300	319,005
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)	60	16,379
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)(b) .	100	89,687
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 05/29/20)	100	97,886
5.50%, 02/15/26 (Call 02/15/21)	25	24,000
6.00%, 04/15/27 (Call 04/15/22)	150	142,710
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a).	100	76,486
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	18,955
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	50	3,988

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	$120	$39,499
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(e)	25	2,509

		3,243,764

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	50	46,687
4.49%, 05/01/30 (Call 02/01/30)	45	46,314
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	8	6,516
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	55	45,345
6.88%, 09/01/27 (Call 09/01/22)	100	81,948

		226,810

Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh HoldingsUSAInc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	194,148
Ball Corp.
4.00%, 11/15/23	50	51,701
5.25%, 07/01/25	50	55,278
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	25	24,713
4.88%, 07/15/26 (Call 07/15/22)(a)	100	102,267
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	100	101,144
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	30	30,201
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 05/29/20)(a)	75	69,227
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	53,072
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	205,778

		887,529

Pharmaceuticals — 3.1%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	55	55,510
2.30%, 11/21/22(a)	450	460,858
2.90%, 11/06/22	500	519,755
3.20%, 11/21/29 (Call 08/21/29)(a)	320	341,488
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	450	483,336
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	110,189
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	130	135,057
6.13%, 04/15/25 (Call 05/29/20)(a)(b)	150	151,871
7.25%, 05/30/29 (Call 05/30/24)(a)	125	133,614
Becton Dickinson and Co.
2.40%, 06/05/20	75	74,976
2.89%, 06/06/22 (Call 05/06/22)	118	120,946
Bristol-Myers Squibb Co., 3.45%, 11/15/27 (Call 08/15/27)(a)	31	34,861
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	65	65,662
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	60	62,553
3.35%, 03/09/21	85	86,443
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 06/01/20)(a)(b)	200	191,918
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	208,238
Mead Johnson Nutrition Co., 3.00%, 11/15/20	55	55,463
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	130	137,790

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 08/14/50 (Call 02/14/50)	$70	$75,870
3.00%, 11/20/25 (Call 08/20/25)	176	192,873
3.40%, 05/06/24	384	419,589
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	325	351,101
3.45%, 11/13/20 (Call 10/13/20)	330	329,957
3.90%, 08/20/28 (Call 05/20/28)	115	132,521

		4,932,439

Pipelines — 2.0%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	90	90,041
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	50	46,152
5.25%, 10/01/25 (Call 10/01/20)	175	167,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 05/29/20)	100	72,877
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	64,560
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	40	40,261
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	100	98,862
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)	4538,375
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	44,016
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 05/29/20)	50	33,875
7.50%, 04/15/26 (Call 04/15/22)	100	64,986
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	150	135,000
6.00%, 06/01/26 (Call 03/01/26)	30	27,081
ONEOKInc.
2.75%, 09/01/24 (Call 08/01/24)	180	162,707
4.00%, 07/13/27 (Call 04/13/27)	180	161,707
4.25%, 02/01/22 (Call 11/01/21)	400	398,960
4.55%, 07/15/28 (Call 04/15/28)	60	54,473
7.50%, 09/01/23 (Call 06/01/23)	160	168,686
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/29/20)	35	26,502
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	325	298,109
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	329	329,030
5.63%, 03/01/25 (Call 12/01/24)	20	21,012
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	33,801
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/29/20)	150	136,329
5.88%, 04/15/26 (Call 04/15/21)	35	31,421
6.88%, 01/15/29 (Call 01/15/24)	121	111,039
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30 (Call 12/01/29)(a)	130	123,816
Trans Canada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	250	270,557

		3,251,442

Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	125	120,839

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 05/29/20)(a)	$65	$62,965
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	100	69,916

		253,720

Real Estate Investment Trusts — 3.3%
American Tower Corp.
2.25%, 01/15/22	300	304,158
2.80%, 06/01/20 (Call 05/11/20)	100	99,998
3.00%, 06/15/23	410	428,618
3.38%, 05/15/24 (Call 04/15/24)	150	159,791
3.55%, 07/15/27 (Call 04/15/27)	344	374,296
4.00%, 06/01/25 (Call 03/01/25)	146	160,692
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)	75	74,184
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	70	72,543
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	318,291
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(b)	100	95,428
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	395	420,031
3.40%, 02/15/21 (Call 01/15/21)	167	168,994
4.88%, 04/15/22	100	106,484
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	30	24,144
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	75	77,547
2.90%, 11/18/26 (Call 09/18/26)	145	148,174
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/29/20)(a)	150	140,967
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	245	240,698
5.38%, 04/15/26 (Call 01/15/26)	88	87,667
5.75%, 06/01/28 (Call 03/03/28)	140	137,913
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	49,749
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	100	97,973
5.25%, 03/15/28 (Call 12/27/22)(a)	25	24,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)(b)	95	69,110
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	50,799
5.75%, 02/01/27 (Call 11/01/26)(b)	80	81,054
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)(b)	185	188,654
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	130	127,163
4.95%, 04/01/24 (Call 01/01/24)	504	510,980
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	55	55,572
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)(b)	300	322,242
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	18,587
4.25%, 12/01/26 (Call 12/01/22)(a)	50	46,805
4.63%, 12/01/29 (Call 12/01/24)(a)	75	69,794

		5,353,573

Retail — 1.6%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	33,916
4.25%, 05/15/24 (Call 05/29/20)(a)	185	185,209

Security	Par (000)	Value

Retail (continued)
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	$150	$150,583
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	25	22,058
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	95	95,438
1.60%, 04/20/30 (Call 01/20/30)	225	223,425
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	11	10,596
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	27,422
Golden Nugget Inc., 6.75%, 10/15/24 (Call 05/29/20)(a)	175	137,937
Home Depot Inc. (The), 3.13%, 12/15/49 (Call 06/15/49)	25	26,736
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	107	110,579
5.25%, 06/01/26 (Call 06/01/21)(a)	100	102,493
L Brands Inc.
6.88%, 11/01/35	50	37,040
7.50%, 06/15/29 (Call 06/15/24)	75	55,312
Lowe’s Companies Inc., 4.00%, 04/15/25 (Call 03/15/25)	85	94,308
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	35	35,005
3.38%, 05/26/25 (Call 02/26/25)	150	163,618
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	103,130
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	84	84,593
Ross Stores Inc.
4.60%, 04/15/25 (Call 03/15/25)	170	185,664
4.70%, 04/15/27 (Call 02/15/27)	60	64,747
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	100	82,552
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	75	58,658
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 05/29/20)	200	194,542
5.88%, 03/01/27 (Call 03/01/22)	50	48,086
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	15,027
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	160	163,126

		2,511,800

Semiconductors — 1.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	103,430
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	166	167,555
2.95%, 01/12/21	370	374,636
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	100	99,703
3.88%, 01/15/27 (Call 10/15/26)	162	169,034
Broadcom Inc.
3.13%, 10/15/22(a)	50	51,824
3.63%, 10/15/24 (Call 09/15/24)(a)	200	210,716
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	220	243,300
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	30	33,545
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	100	107,647
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	70	75,897
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	30	29,935
5.50%, 07/15/26 (Call 07/15/21)	130	136,430
QUALCOMM Inc., 3.00%, 05/20/22	285	296,896

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	$110	$111,288
1.75%, 05/04/30 (Call 02/04/30)	60	60,094

		2,271,930

Software — 1.7%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	123	124,799
Adobe Inc.
1.70%, 02/01/23	35	35,932
1.90%, 02/01/25 (Call 01/01/25)	65	68,057
2.15%, 02/01/27 (Call 12/01/26)	185	193,974
2.30%, 02/01/30 (Call 11/01/29)	240	252,417
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	263	266,653
CDK Global Inc.
5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,195
5.88%, 06/15/26 (Call 06/15/21)	20	20,941
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	240	244,258
4.50%, 12/01/27 (Call 09/01/27)	100	111,393
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,593
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	158,682
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	102	103,461
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	40,432
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	100	104,498
5.38%, 05/15/27 (Call 05/15/22)(a)	75	80,939
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	100	105,545
Oracle Corp., 2.50%, 04/01/25 (Call 03/01/25)	185	195,158
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/29/20)(a)	50	49,396
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/29/20)(a)	50	49,744
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	80	82,146
VMware Inc.
2.30%, 08/21/20	280	281,786
2.95%, 08/21/22 (Call 07/21/22)	184	186,705

		2,797,704

Telecommunications — 3.5%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	209,132
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	415	427,230
3.20%, 03/01/22 (Call 02/01/22)	165	170,998
3.60%, 02/17/23 (Call 12/17/22)	470	494,628
3.80%, 03/01/24 (Call 01/01/24)	325	347,630
3.90%, 03/11/24 (Call 12/11/23)	214	229,575
4.05%, 12/15/23	100	108,158
CenturyLink Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	65	62,199
5.63%, 04/01/25 (Call 01/01/25)	100	100,572
Series G, 6.88%, 01/15/28	50	50,967
Series S, 6.45%, 06/15/21(b)	60	61,327
CommScope Inc.
5.50%, 06/15/24 (Call 05/11/20)(a)	100	89,840
6.00%, 03/01/26 (Call 03/01/22)(a)	50	50,105
Embarq Corp., 8.00%, 06/01/36	50	52,252
Frontier Communications Corp., 8.50%, 04/01/26 (Call 04/01/21)(a)(e)	25	23,097

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	$100	$81,943
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	142,332
6.63%, 08/01/26	200	213,324
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Call 05/29/20)(a)	50	50,980
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	95	95,093
5.38%, 05/01/25 (Call 05/29/20)	50	50,750
Motorola Solutions Inc.
3.50%, 03/01/23	200	205,374
4.60%, 02/23/28 (Call 11/23/27)	209	231,798
Sprint Capital Corp., 8.75%, 03/15/32	50	70,271
Sprint Corp.
7.25%, 09/15/21	75	78,665
7.63%, 02/15/25 (Call 11/15/24)	100	115,004
7.63%, 03/01/26 (Call 11/01/25)	50	59,145
7.88%, 09/15/23	125	140,420
Telecom Italia Capital SA, 7.20%, 07/18/36	100	113,098
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)	30	28,357
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)(a)	20	21,444
3.88%, 04/15/30 (Call 01/15/30)(a)	410	448,606
4.75%, 02/01/28 (Call 02/01/23)	150	157,537
6.50%, 01/15/26 (Call 01/15/21)	200	211,144
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	115	124,415
3.38%, 02/15/25	268	293,358
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	100	94,849
5.63%, 04/15/27 (Call 04/15/22)(a)	100	98,976

		5,604,593

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	50	49,775
3.55%, 11/19/26 (Call 09/19/26)	120	118,159

		167,934

Transportation — 0.2%
Kansas City Southern, 2.88%, 11/15/29 (Call 05/15/29)	85	86,282
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	100	89,750
XPO Logistics Inc., 6.50%, 06/15/22 (Call 05/29/20)(a)	61	61,243

		237,275

Water — 0.0%
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	50	54,058

Total Corporate Bonds & Notes — 76.5% (Cost: $121,940,860)		122,487,656

U.S. Government Agency Obligations

Mortgage-Backed Securities — 77.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	75	79,282
3.00%, 07/01/46	44	46,923
3.00%, 08/01/46	327	346,855
3.00%, 10/01/46	65	69,387
3.00%, 12/01/46	108	114,525

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	`Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$169	$179,086
3.00%, 06/01/47	279	296,718
3.00%, 10/01/47	111	117,824
3.50%, 07/01/33	46	48,903
3.50%, 06/01/34	132	139,090
3.50%, 07/01/43	21	22,899
3.50%, 09/01/44	21	23,191
3.50%, 01/01/46	20	21,941
3.50%, 03/01/46	21	22,742
3.50%, 09/01/46	17	18,028
3.50%, 08/01/47	18	18,633
3.50%, 05/01/49	51	54,868
3.50%, 06/01/49	81	87,233
4.00%, 04/01/46	180	197,431
4.00%, 07/01/46	59	64,085
4.00%, 06/01/48	60	67,153
4.00%, 01/01/49	1	630
4.50%, 07/01/48	19	20,605
5.00%, 07/01/48	24	25,732
5.00%, 04/01/49	19	20,777
Federal National Mortgage Association
3.50%, 11/01/51	1,510	1,637,091
4.00%, 01/01/57	103	113,297
4.00%, 02/01/57	105	115,240
Government National Mortgage Association
2.50%, 05/01/50(f)	2,625	2,771,426
3.00%, 01/15/44	36	39,192
3.00%, 05/20/45	367	393,125
3.00%, 11/20/45	2,926	3,132,981
3.00%, 04/20/46	223	238,963
3.00%, 09/20/46	204	218,358
3.00%, 12/15/46	87	92,674
3.00%, 02/15/47	357	381,328
3.00%, 05/01/50(f)	13,529	14,401,845
3.50%, 10/20/42	188	204,725
3.50%, 03/15/43	87	94,447
3.50%, 06/15/43	75	81,320
3.50%, 04/20/45	76	81,485
3.50%, 04/20/46	116	124,318
3.50%, 12/20/46	132	141,599
3.50%, 03/20/47	266	283,914
3.50%, 08/20/47	304	325,066
3.50%, 09/20/47	278	297,118
3.50%, 11/20/47	245	261,342
3.50%, 02/20/48	168	179,520
3.50%, 04/20/48	1,087	1,187,195
3.50%, 08/20/48	253	268,618
3.50%, 01/20/49	102	109,197
3.50%, 01/20/50	1,609	1,706,804
3.50%, 05/01/50(f)	15,763	16,721,095
4.00%, 09/20/45	37	39,881
4.00%, 09/20/46	12	12,934
4.00%, 04/20/47	126	134,635
4.00%, 06/20/47	469	501,697
4.00%, 07/20/47	729	779,039
4.00%, 11/20/47	130	138,529
4.00%, 05/15/48	154	165,111
4.00%, 05/20/48	114	122,072
4.00%, 08/20/48	123	131,329
4.00%, 11/20/49	260	276,626

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/50(f)	$9,452	$10,054,911
4.50%, 10/20/46	14	15,960
4.50%, 06/20/48	100	107,360
4.50%, 07/20/48	73	78,805
4.50%, 08/20/48	130	139,529
4.50%, 10/20/48	207	222,022
4.50%, 05/01/50(f)	4,452	4,765,640
5.00%, 11/20/48	79	85,601
5.00%, 12/20/48	147	158,715
5.00%, 01/20/49	150	161,534
5.00%, 05/20/49	17	18,125
5.00%, 05/01/50(f)	2,060	2,220,622
Uniform Mortgage-Backed Securities 2.50%, 10/01/32	19	20,305
2.50%, 01/01/33	496	519,012
2.50%, 05/01/35(f)	5,159	5,394,178
2.50%, 04/01/47	91	94,981
2.50%, 10/01/49	48	49,922
2.50%, 05/01/50(f)	1,075	1,119,722
3.00%, 01/01/31	286	303,385
3.00%, 02/01/31	573	605,948
3.00%, 02/01/32	114	121,537
3.00%, 02/01/33	90	95,964
3.00%, 07/01/34	86	90,994
3.00%, 09/01/34	608	645,658
3.00%, 12/01/34	767	810,912
3.00%, 05/01/35(f)	3,430	3,617,042
3.00%, 10/01/44	553	589,652
3.00%, 11/01/46	1,398	1,488,218
3.00%, 12/01/46	25	26,970
3.00%, 09/01/49	599	640,231
3.00%, 05/01/50(f)	9,276	9,792,340
3.50%, 03/01/33	96	103,469
3.50%, 04/01/33	134	143,356
3.50%, 05/01/33	59	63,949
3.50%, 07/01/34	175	185,002
3.50%, 08/01/34	182	192,808
3.50%, 05/01/35(f)	1,792	1,891,400
3.50%, 11/01/45	102	108,998
3.50%, 01/01/46	65	71,454
3.50%, 02/01/46	278	298,128
3.50%, 07/01/46	33	35,782
3.50%, 01/01/47	107	113,704
3.50%, 02/01/47	122	130,424
3.50%, 05/01/47	71	77,445
3.50%, 08/01/47	134	141,742
3.50%, 04/01/48	5,736	6,058,277
3.50%, 05/01/48	88	96,206
3.50%, 11/01/48	92	97,896
3.50%, 04/01/49	52	56,421
3.50%, 07/01/49	744	787,648
3.50%, 11/01/49	771	813,716
3.50%, 05/01/50(f)	1,497	1,581,806
4.00%, 06/01/33	89	94,356
4.00%, 07/01/33	41	43,695
4.00%, 05/01/35(f)	827	873,861
4.00%, 03/01/45	41	44,755
4.00%, 01/01/46	64	69,455
4.00%, 02/01/46	41	43,604
4.00%, 03/01/46	16	17,679

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/46	$95	$101,651
4.00%, 02/01/47	36	39,093
4.00%, 03/01/47	37	39,987
4.00%, 06/01/47	16	17,226
4.00%, 09/01/47	100	106,846
4.00%, 11/01/47	25	27,128
4.00%, 05/01/49	189	206,687
4.00%, 07/01/49	66	72,846
4.00%, 12/01/49	125	132,996
4.00%, 05/01/50(f)	8,007	8,528,385
4.50%, 05/01/35(f)	50	52,775
4.50%, 10/01/47	18	19,237
4.50%, 03/01/48	38	41,577
4.50%, 06/01/48	76	83,881
4.50%, 07/01/48	12	12,787
4.50%, 08/01/48	137	150,415
4.50%, 12/01/48	79	85,891
4.50%, 07/01/49	106	114,758
4.50%, 08/01/49	98	106,182
4.50%, 05/01/50(f)	2,977	3,209,578
5.00%, 08/01/48	552	610,868
5.00%, 09/01/48	36	38,754
5.00%, 04/01/49	37	40,612
5.00%, 05/01/50(f)	417	453,161
5.50%, 05/01/50(f)	925	1,014,754
6.00%, 02/01/49	114	133,941

		123,744,524

Total U.S. Government Agency Obligations — 77.2% (Cost: $122,431,559)		123,744,524

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	5,892	$5,898,874
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	100	100,000

		5,998,874

Total Short-Term Investments — 3.8% (Cost: $5,992,041)		5,998,874

Total Investments in Securities — 157.5% (Cost: $250,364,460)		252,231,054

Other Assets, Less Liabilities — (57.5)%		(92,058,936)

Net Assets — 100.0%		$160,172,118

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,428	(2,536)	5,892	$5,898,874	$40,923	(b)	$(2,878)	$4,695
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	612		—	—

				$5,998,874	$41,535		$(2,878)	$4,695

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	14	06/30/20	$3,086	$31,475
5-Year U.S. Treasury Note	32	06/30/20	4,016	65,228

				96,703

Short Contracts
10-Year U.S. Treasury Note	(24)	06/19/20	3,338	(4,051)

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge U.S. Fixed Income Balanced Risk ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
10-Year Ultra Long U.S. Treasury Bond	(17)	06/19/20	$2,670	$(66,781)
Long U.S. Treasury Bond	(5)	06/19/20	905	(41,104)
Ultra Long U.S. Treasury Bond	(16)	06/19/20	3,596	(314,537)

				(426,473)

				$(329,770)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$96,703

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$426,473

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,305,792)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(687,598)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,732,805
Average notional value of contracts — short	$(12,247,417)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$122,487,656	$—	$122,487,656
U.S. Government Agency Obligations	—	123,744,524	—	123,744,524
Money Market Funds	5,998,874	—	—	5,998,874

	$5,998,874	$246,232,180	$—	$252,231,054

Derivative financial instruments(a)
Assets
Futures Contracts	$96,703	$—	$—	$96,703
Liabilities
Futures Contracts	(426,473)	—	—	(426,473)

	$(329,770)	$—	$—	$(329,770)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Edge U.S. Fixed Income Balanced Risk ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$246,232,180
Affiliated(c)	5,998,874
Cash	498,623
Cash pledged:
Futures contracts	523,000
Receivables:
Investments sold	640,970
Securities lending income — Affiliated	3,995
Variation margin on futures contracts	30,271
Dividends	803
Interest	1,443,834

Total assets	255,372,550

LIABILITIES
Collateral on securities loaned, at value	5,183,358
Payables:
Investments purchased	89,984,741
Investment advisory fees	32,333

Total liabilities	95,200,432

NET ASSETS	$160,172,118

NET ASSETS CONSIST OF:
Paid-in capital	$161,395,774
Accumulated loss	(1,223,656)

NET ASSETS	$160,172,118

Shares outstanding	1,600,000

Net asset value	$100.11

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$5,023,752
(b) Investments, at cost — Unaffiliated	$244,372,419
(c) Investments, at cost — Affiliated	$5,992,041

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares Edge U.S. Fixed Income Balanced Risk ETF

INVESTMENT INCOME
Dividends — Affiliated	$25,409
Interest — Unaffiliated	2,612,609
Securities lending income — Affiliated — net	16,126
Other income — Unaffiliated	1,684

Total investment income	2,655,828

EXPENSES
Investment advisory fees	198,378

Total expenses	198,378
Less:
Investment advisory fees waived	(1,337)

Total expenses after fees waived	197,041

Net investment income	2,458,787

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	958,433
Investments —Affiliated	(2,878)
In-kind redemptions — Unaffiliated	(368,823)
Futures contracts	(1,305,792)

Net realized loss	(719,060)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,523,762)
Investments — Affiliated	4,695
Futures contracts	(687,598)

Net change in unrealized appreciation (depreciation)	(2,206,665)

Net realized and unrealized loss	(2,925,725)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(466,938)

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Edge U.S. Fixed Income Balanced Risk ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,458,787	$4,200,628
Net realized loss	(719,060)	(212,312)
Net change in unrealized appreciation (depreciation)	(2,206,665)	6,727,055

Net increase (decrease) in net assets resulting from operations	(466,938)	10,715,371

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,420,294)	(4,179,955)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,886,003	25,435,100

NET ASSETS
Total increase in net assets	17,998,771	31,970,516
Beginning of period	142,173,347	110,202,831

End of period	$160,172,118	$142,173,347

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge U.S. Fixed Income Balanced Risk ETF
	Six Months Ended 04/30/20 (unaudited	)	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 02/24/15 (a) to 10/31/15

Net asset value, beginning of period	$101.55		$95.83	$100.57	$100.60	$98.33	$99.60

Net investment income(b)	1.55		3.51	3.15	2.66	2.75	1.74
Net realized and unrealized gain (loss)(c)	(1.45)		5.73	(4.88)	0.09	2.40	(1.29)

Net increase (decrease) from investment operations	0.10		9.24	(1.73)	2.75	5.15	0.45

Distributions(d)
From net investment income	(1.54)		(3.52)	(3.01)	(2.70)	(2.79)	(1.72)
From net realized gain	—		—	—	(0.05)	—	—
Return of capital	—		—	—	(0.03)	(0.09)	—

Total distributions	(1.54)		(3.52)	(3.01)	(2.78)	(2.88)	(1.72)

Net asset value, end of period	$100.11		$101.55	$95.83	$100.57	$100.60	$98.33

Total Return
Based on net asset value	0.10	%(e)	9.82%	(1.73)%	2.79%	5.32%	0.46	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.26	%(f)

Total expenses after fees waived	0.25	%(f)	0.25%	0.24%	0.24%	0.25%	0.25	%(f)

Net investment income	3.10	%(f)	3.55%	3.22%	2.66%	2.78%	2.58	%(f)

Supplemental Data
Net assets, end of period (000)	$160,172		$142,173	$110,203	$130,741	$70,418	$73,750

Portfolio turnover rate(g)(h)	241	%(e)	504%	633%	683%	569%	362	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (e) Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Edge U.S. Fixed Income Balanced Risk	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The cost basis of securities at October 31, 2019 has been adjusted to $178,891,702.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Edge U.S. Fixed Income Balanced Risk
Barclays Bank PLC	$154,985	$154,985	$—	$—
Barclays Capital Inc.	104,742	104,742	—	—
BNP Paribas Prime Brokerage International Ltd.	541,608	541,608	—	—
BofA Securities, Inc.	622,350	622,350	—	—
Citadel Clearing LLC	62,168	62,168	—	—
Citigroup Global Markets Inc.	68,678	68,342	—	(336	)(b)
Credit Suisse Securities (USA) LLC	231,155	231,155	—	—
HSBC Securities (USA) Inc.	41,600	41,600	—	—
JPMorgan Securities LLC	1,942,677	1,942,677	—	—
Wells Fargo Securities LLC	1,253,789	1,253,789	—	—

	$5,023,752	$5,023,416	$—	$(336)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund uses futures contracts to balance its exposure to interest rate risk against its exposure to credit spread risk. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Fund paid BTC $4,796 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Edge U.S. Fixed Income Balanced Risk	$521,615,317	$463,539,597	$31,293,302	$24,106,946

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge U.S. Fixed Income Balanced Risk	$16,761,903	$8,030,412

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,961,432.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge U.S. Fixed Income Balanced Risk	$250,411,832	$4,747,307	$(3,257,855)	$1,489,452

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge U.S. Fixed Income Balanced Risk
Shares sold	300,000	$30,569,407	550,000	$54,816,899
Shares redeemed	(100,000)	(9,683,404)	(300,000)	(29,381,799)

Net increase	200,000	$20,886,003	250,000	$25,435,100

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Edge U.S. Fixed Income Balanced Risk ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	29

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge U.S. Fixed Income Balanced Risk	$1.535582	$—	$—	$1.535582	100%	—%	—%	100%

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	31

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0420

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Information Classification: Limited Access

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Limited Access

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:        July 02, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:        July 02, 2020

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:        July 02, 2020

Information Classification: Limited Access